UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                811-08236

Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Lloyd A. Wennlund, President

Northern Funds

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 557-2790

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Item 1. Reports to Stockholders.

2

EQUITY FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

16	SCHEDULES OF INVESTMENTS

16	INCOME EQUITY FUND
Ticker Symbol: NOIEX

18	INTERNATIONAL EQUITY FUND
Ticker Symbol: NOIGX

21	LARGE CAP CORE FUND
Ticker Symbol: NOLCX

25	LARGE CAP EQUITY FUND
Ticker Symbol: NOGEX

27	LARGE CAP VALUE FUND
Ticker Symbol: NOLVX

31	SMALL CAP CORE FUND
Ticker Symbol: NSGRX

56	SMALL CAP VALUE FUND
Ticker Symbol: NOSGX

65	TECHNOLOGY FUND
Ticker Symbol: NTCHX

67	NOTES TO THE FINANCIAL STATEMENTS

78	FUND EXPENSES

80	APPROVAL OF MANAGEMENT AGREEMENT

84	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The recent volatility in the stock market has produced short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, Northern Funds’ performance may be subject to substantial short-term changes.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	INCOME EQUITY FUND	INTERNATIONAL EQUITY FUND	LARGE CAP CORE FUND	LARGE CAP EQUITY FUND
ASSETS:
Investments, at value	$238,596	$171,767	$140,888	$128,816
Investments in affiliates, at value	1,380	3,604	708	1,375
Foreign currencies, at value (cost $321)	–	317	–	–
Dividend income receivable	491	392	167	134
Receivable for foreign tax reclaimable	–	969	–	–
Receivable for securities sold	1,404	–	–	–
Receivable for variation margin on futures contracts	–	–	17	–
Receivable for fund shares sold	46	1,904	77	6
Receivable from investment adviser	6	4	–	3
Prepaid and other assets	4	14	3	4
Total Assets	241,927	178,971	141,860	130,338
LIABILITIES:
Payable for securities purchased	–	1,237	–	–
Payable for variation margin on futures contracts	93	–	3	–
Payable for fund shares redeemed	383	32	24	77
Payable to affiliates:
Management fees	38	28	12	18
Custody fees	2	6	26	1
Shareholder servicing fees	64	4	10	3
Transfer agent fees	1	–	–	–
Trustee fees	3	10	9	9
Accrued other liabilities	34	35	35	35
Total Liabilities	618	1,352	119	143
Net Assets	$241,309	$177,619	$141,741	$130,195
ANALYSIS OF NET ASSETS:
Capital stock	$223,220	$311,577	$161,196	$97,996
Accumulated undistributed net investment income (loss)	324	3,344	74	32
Accumulated undistributed net realized gain (loss)	7,977	(143,406)	(13,387)	(345)
Net unrealized appreciation (depreciation)	9,788	6,104	(6,142)	32,512
Net Assets	$241,309	$177,619	$141,741	$130,195
Shares Outstanding ($.0001 par value, unlimited authorization)	20,327	21,979	9,985	6,276
Net Asset Value, Redemption and Offering Price Per Share	$11.87	$8.08	$14.20	$20.74
Investments, at cost	$229,025	$165,547	$147,025	$96,304
Investments in affiliates, at cost	1,380	3,604	708	1,375

See Notes to the Financial Statements.

EQUITY FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2015 (UNAUDITED)

LARGE CAP VALUE FUND	SMALL CAP CORE FUND	SMALL CAP VALUE FUND	TECHNOLOGY FUND

$91,929	$287,719	$2,789,336	$75,172
1,135	11,986	141,342	513
–	–	–	–
144	335	5,428	58
–	–	–	–
–	3	4,337	1,129
24	205	1,930	–
7	603	5,748	7
3	10	124	1
10	62	44	9
93,252	300,923	2,948,289	76,889

–	–	79,001	1,155
–	–	451	–
57	140	2,797	22

13	37	445	14
7	–	5	2
16	–	1,159	9
–	1	7	–
7	3	7	4
34	33	96	34
134	214	83,968	1,240
$93,118	$300,709	$2,864,321	$75,649

$163,616	$250,725	$2,215,787	$59,509
1,068	1,412	23,162	(443)
(69,447)	6,998	73,318	7,791
(2,119)	41,574	552,054	8,792
$93,118	$300,709	$2,864,321	$75,649
7,297	15,217	145,803	3,453
$12.76	$19.76	$19.65	$21.91
$94,035	$245,602	$2,234,816	$66,380
1,135	11,986	141,342	513

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	INCOME EQUITY FUND	INTERNATIONAL EQUITY FUND	LARGE CAP CORE FUND	LARGE CAP EQUITY FUND
INVESTMENT INCOME:
Dividend income	$4,516	$3,102 (1)	$1,844	$1,237
Dividend income from investments in affiliates	–	–	–	–
Interest income	–	–	–	–
Total Investment Income	4,516	3,102	1,844	1,237
EXPENSES:
Management fees	1,379	1,038	355	594
Custody fees	24	111	44	14
Transfer agent fees	22	16	12	11
Registration fees	13	12	11	11
Printing fees	22	22	23	22
Professional fees	17	17	17	17
Shareholder servicing fees	166	13	16	11
Trustee fees	5	5	5	5
Other	7	7	7	7
Total Expenses	1,655	1,241	490	692
Less expenses reimbursed by investment adviser	(200)	(136)	(2)	(80)
Net Expenses	1,455	1,105	488	612
Net Investment Income (Loss)	3,061	1,997	1,356	625
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	1,210	5,348	1,651	4,491
Futures contracts	(346)	–	(83)	–
Foreign currency transactions	–	(116)	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	(20,534)	(35,371)	(13,840)	(13,956)
Futures contracts	318	–	(17)	–
Foreign currency translations	–	46	–	–
Net Gains (Losses)	(19,352)	(30,093)	(12,289)	(9,465)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(16,291)	$(28,096)	$(10,933)	$(8,840)

(1)	Net of $319 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

EQUITY FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED)

LARGE CAP VALUE FUND	SMALL CAP CORE FUND	SMALL CAP VALUE FUND	TECHNOLOGY FUND

$1,160	$2,098	$33,127	$347
–	1	6	–
–	–	2	–
1,160	2,099	33,135	347

427	1,121	14,276	461
18	30	178	12
8	23	225	6
11	12	34	11
23	22	73	22
20	17	33	17
40	56	3,318	26
4	5	18	5
7	7	24	7
558	1,293	18,179	567
(114)	(153)	(3,142)	(39)
444	1,140	15,037	528
716	959	18,098	(181)

1,691	7,490	38,802	4,880
(31)	(1,357)	(10,724)	–
–	–	–	–

(11,291)	(42,710)	(323,864)	(10,929)
(26)	(857)	(5,533)	–
–	–	–	–
(9,657)	(37,434)	(301,319)	(6,049)
$(8,941)	$(36,475)	$(283,221)	$(6,230)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	INCOME EQUITY FUND		INTERNATIONAL EQUITY FUND		LARGE CAP CORE FUND		LARGE CAP EQUITY FUND
Amounts in thousands	SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015
OPERATIONS:
Net investment income (loss)	$3,061	$8,044	$1,997	$4,920	$1,356	$1,162	$625	$1,326
Net realized gains	864	90,726	5,232	8,209	1,568	14,610	4,491	10,499
Net change in unrealized appreciation (depreciation)	(20,216)	(66,255)	(35,325)	(22,382)	(13,857)	(12,768)	(13,956)	4,893
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,291)	32,515	(28,096)	(9,253)	(10,933)	3,004	(8,840)	16,718
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	(71,311)	4,837	(5,930)	(23,575)	(15,703)	142,263	(5,826)	(16,758)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(71,311)	4,837	(5,930)	(23,575)	(15,703)	142,263	(5,826)	(16,758)
DISTRIBUTIONS PAID:
From net investment income	(2,946)	(13,033)	–	(8,760)	(1,334)	(1,109)	(598)	(1,341)
From net realized gains	–	(83,078)	–	–	–	–	–	–
Total Distributions Paid	(2,946)	(96,111)	–	(8,760)	(1,334)	(1,109)	(598)	(1,341)
Total Increase (Decrease) in Net Assets	(90,548)	(58,759)	(34,026)	(41,588)	(27,970)	144,158	(15,264)	(1,381)
NET ASSETS:
Beginning of period	331,857	390,616	211,645	253,233	169,711	25,553	145,459	146,840
End of period	$241,309	$331,857	$177,619	$211,645	$141,741	$169,711	$130,195	$145,459
Accumulated Undistributed Net Investment Income (Loss)	$324	$209	$3,344	$1,347	$74	$52	$32	$5

See Notes to the Financial Statements.

EQUITY FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2015

LARGE CAP VALUE FUND		SMALL CAP CORE FUND		SMALL CAP VALUE FUND		TECHNOLOGY FUND
SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015

$716	$1,574	$959	$1,369	$18,098	$26,039	$(181)	$(303)
1,660	31,667	6,133	6,430	28,078	143,691	4,880	9,362
(11,317)	(22,582)	(43,567)	15,624	(329,397)	42,650	(10,929)	2,359
(8,941)	10,659	(36,475)	23,423	(283,221)	212,380	(6,230)	11,418

(2,486)	(12,282)	57,495	77,590	139,825	296,254	(2,261)	(8,971)
(2,486)	(12,282)	57,495	77,590	139,825	296,254	(2,261)	(8,971)

–	(2,731)	–	(1,130)	–	(24,490)	–	–
–	–	–	(9,433)	–	(117,859)	–	–
–	(2,731)	–	(10,563)	–	(142,349)	–	–
(11,427)	(4,354)	21,020	90,450	(143,396)	366,285	(8,491)	2,447

104,545	108,899	279,689	189,239	3,007,717	2,641,432	84,140	81,693
$93,118	$104,545	$300,709	$279,689	$2,864,321	$3,007,717	$75,649	$84,140
$1,068	$352	$1,412	$453	$23,162	$5,064	$(443)	$(262)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS

INCOME EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014	FISCAL YEAR ENDED MARCH 31, 2013	FISCAL YEAR ENDED MARCH 31, 2012	FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$12.74	$15.82	$14.52	$12.99	$13.01	$11.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	0.37	0.30	0.22	0.22	0.26
Net realized and unrealized gains (losses)	(0.88)	1.02	1.80	1.57	0.02	1.86
Total from Investment Operations	(0.74)	1.39	2.10	1.79	0.24	2.12
LESS DISTRIBUTIONS PAID:
From net investment income	(0.13)	(0.56)	(0.24)	(0.26)	(0.26)	(0.25)
From net realized gains	–	(3.91)	(0.56)	–	–	–
Total Distributions Paid	(0.13)	(4.47)	(0.80)	(0.26)	(0.26)	(0.25)
Net Asset Value, End of Period	$11.87	$12.74	$15.82	$14.52	$12.99	$13.01
Total Return(1)	(5.83)%	9.40%	14.72%	14.04%	2.03%	19.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$241,309	$331,857	$390,616	$360,423	$386,957	$385,609
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	1.00%	1.00%	1.00%	1.00%	0.99%	0.99%
Expenses, before reimbursements and credits	1.14%	1.16%	1.25%	1.23%	1.21%	1.23%
Net investment income, net of reimbursements and credits(3)	2.11%	2.22%	1.96%	1.85%	1.81%	2.17%
Net investment income, before reimbursements and credits	1.97%	2.06%	1.71%	1.62%	1.59%	1.93%
Portfolio Turnover Rate	4.91%	109.84%	14.34%	11.27%	22.25%	18.67%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in an affiliated money market fund of approximately $1,000, $2,000, $7,000 and $9,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2015 and the fiscal years ended March 31, 2015, 2014 and 2013, respectively, and approximately $22,000 and $17,000, which represent 0.01 percent of average net assets for the fiscal years ended March 31, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

INTERNATIONAL EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014	FISCAL YEAR ENDED MARCH 31, 2013	FISCAL YEAR ENDED MARCH 31, 2012	FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$9.39	$10.05	$8.53	$7.95	$8.65	$7.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	0.20	0.31	0.14	0.14	0.10
Net realized and unrealized gains (losses)	(1.40)	(0.51)	1.39	0.58	(0.71)	0.75
Total from Investment Operations	(1.31)	(0.31)	1.70	0.72	(0.57)	0.85
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	(0.35)	(0.15)	(0.14)	(0.13)	(0.12)
From net realized gains	–	–	(0.03)	–	–	–
Total Distributions Paid	–	(0.35)	(0.18)	(0.14)	(0.13)	(0.12)
Net Asset Value, End of Period	$8.08	$9.39	$10.05	$8.53	$7.95	$8.65
Total Return(2)	(13.95)%	(2.91)%	19.96%	9.09%	(6.39)%	10.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$177,619	$211,645	$253,233	$259,920	$248,961	$330,550
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	1.06%	1.09%	1.06%	1.06%	1.21%	1.25%
Expenses, before reimbursements and credits	1.20%	1.26%	1.32%	1.37%	1.41%	1.40%
Net investment income, net of reimbursements and credits(4)	1.93%	2.02%	3.00%	1.88%	1.61%	1.18%
Net investment income, before reimbursements and credits	1.79%	1.85%	2.74%	1.57%	1.41%	1.03%
Portfolio Turnover Rate	9.66%	13.02%	16.09%	27.40%	37.68%	40.87%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in an affiliated money market fund of approximately $1,000, $1,000, $3,000, $3,000, $3,000 and $6,000 which represent less than 0.005 percent of average net assets for the six months ended September 30, 2015 and the fiscal years ended March 31, 2015, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

LARGE CAP CORE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014	FISCAL YEAR ENDED MARCH 31, 2013	FISCAL YEAR ENDED MARCH 31, 2012	FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$15.42	$14.11	$11.43	$10.17	$9.43	$8.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	0.21	0.20	0.21	0.15	0.12
Net realized and unrealized gains (losses)	(1.22)	1.30	2.68	1.27	0.74	1.06
Total from Investment Operations	(1.09)	1.51	2.88	1.48	0.89	1.18
LESS DISTRIBUTIONS PAID:
From net investment income	(0.13)	(0.20)	(0.20)	(0.22)	(0.15)	(0.13)
Total Distributions Paid	(0.13)	(0.20)	(0.20)	(0.22)	(0.15)	(0.13)
Net Asset Value, End of Period	$14.20	$15.42	$14.11	$11.43	$10.17	$9.43
Total Return(1)	(7.11)%	10.81%	25.31%	14.76%	9.64%	14.21%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$141,741	$169,711	$25,553	$12,564	$13,520	$14,349
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.61%	0.62%	0.62%	0.62%	0.60%	0.59%
Expenses, before reimbursements and credits	0.61%	0.83%	1.47%	1.98%	1.72%	1.26%
Net investment income, net of reimbursements and credits(3)	1.68%	1.57%	1.69%	2.05%	1.64%	1.48%
Net investment income, before reimbursements and credits	1.68%	1.36%	0.84%	0.69%	0.52%	0.81%
Portfolio Turnover Rate	35.45%	41.81%	95.11%	85.90%	91.87%	100.72%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in an affiliated money market fund of less than $1,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2015 and the fiscal years ended March 31, 2015, 2014, 2013 and 2012, and approximately $1,000, which represent less than 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

LARGE CAP EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014	FISCAL YEAR ENDED MARCH 31, 2013	FISCAL YEAR ENDED MARCH 31, 2012	FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$22.28	$20.07	$16.74	$15.34	$14.35	$12.63
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	0.20	0.19	0.19	0.13	0.07
Net realized and unrealized gains (losses)	(1.54)	2.21	3.33	1.40	0.98	1.73
Total from Investment Operations	(1.45)	2.41	3.52	1.59	1.11	1.80
LESS DISTRIBUTIONS PAID:
From net investment income	(0.09)	(0.20)	(0.19)	(0.19)	(0.12)	(0.08)
From net realized gains	–	–	– (1)	–	–	–
Total Distributions Paid	(0.09)	(0.20)	(0.19)	(0.19)	(0.12)	(0.08)
Net Asset Value, End of Period	$20.74	$22.28	$20.07	$16.74	$15.34	$14.35
Total Return(2)	(6.51)%	12.02%	21.17%	10.49%	7.86%	14.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$130,195	$145,459	$146,840	$149,141	$141,286	$156,298
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.86%	0.86%	0.85%	0.85%	0.96%	1.00%
Expenses, before reimbursements and credits	0.97%	1.02%	1.13%	1.19%	1.22%	1.25%
Net investment income, net of reimbursements and credits(4)	0.87%	0.90%	1.02%	1.24%	0.91%	0.55%
Net investment income, before reimbursements and credits	0.76%	0.74%	0.74%	0.90%	0.65%	0.30%
Portfolio Turnover Rate	12.36%	20.17%	32.52%	68.24%	63.65%	47.83%

(1)	Per share amounts were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in an affiliated money market fund of approximately $1,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2015 and the fiscal years ended March 31, 2015 and 2014, respectively, and approximately $3,000, $1,000, and $2,000, which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

LARGE CAP VALUE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014	FISCAL YEAR ENDED MARCH 31, 2013	FISCAL YEAR ENDED MARCH 31, 2012	FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$13.99	$13.00	$10.84	$9.88	$10.20	$9.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	0.23	0.38	0.25	0.19	0.15
Net realized and unrealized gains (losses)	(1.33)	1.12	2.03	0.99	(0.37)	0.86
Total from Investment Operations	(1.23)	1.35	2.41	1.24	(0.18)	1.01
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.36)	(0.25)	(0.28)	(0.14)	(0.18)
Total Distributions Paid	–	(0.36)	(0.25)	(0.28)	(0.14)	(0.18)
Net Asset Value, End of Period	$12.76	$13.99	$13.00	$10.84	$9.88	$10.20
Total Return(1)	(8.79)%	10.39%	22.30%	12.82%	(1.50)%	10.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$93,118	$104,545	$108,899	$107,774	$126,809	$191,223
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.86%	0.86%	0.85%	0.85%	1.05%	1.10%
Expenses, before reimbursements and credits	1.08%	1.18%	1.32%	1.35%	1.27%	1.23%
Net investment income, net of reimbursements and credits(3)	1.39%	1.47%	2.87%	2.18%	1.66%	1.36%
Net investment income, before reimbursements and credits	1.17%	1.15%	2.40%	1.68%	1.44%	1.23%
Portfolio Turnover Rate	22.17%	125.47%	23.90%	22.91%	49.82%	65.38%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in an affiliated money market fund of less than $1,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2015, and approximately $1,000, $3,000, $3,000, and $2,000, which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2015, 2014, 2013 and 2012, respectively, and approximately $11,000, which represent 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SMALL CAP CORE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014	FISCAL YEAR ENDED MARCH 31, 2013	FISCAL YEAR ENDED MARCH 31, 2012	FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$22.26	$21.19	$18.39	$15.87	$15.80	$12.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	0.12	0.10	0.17	0.06	0.01
Net realized and unrealized gains (losses)	(2.56)	2.00	4.41	2.59	0.05	3.41
Total from Investment Operations	(2.50)	2.12	4.51	2.76	0.11	3.42
LESS DISTRIBUTIONS PAID:
From net investment income	—	(0.11)	(0.07)	(0.21)	(0.04)	—
From net realized gains	—	(0.94)	(1.64)	(0.03)	—	—
Total Distributions Paid	—	(1.05)	(1.71)	(0.24)	(0.04)	—
Net Asset Value, End of Period	$19.76	$22.26	$21.19	$18.39	$15.87	$15.80
Total Return(1)	(11.23)%	10.33%	24.95%	17.57%	0.71%	27.73%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$300,709	$279,689	$189,239	$212,559	$196,260	$180,602
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.75%	0.75%	0.75%	0.75%	0.93%	0.98%
Expenses, before reimbursements and credits	0.85%	0.96%	1.22%	1.23%	1.20%	1.39%
Net investment income, net of reimbursements and credits(3)	0.63%	0.67%	0.46%	1.03%	0.41%	0.22%
Net investment income (loss), before reimbursements and credits	0.53%	0.46%	(0.01)%	0.55%	0.14%	(0.19)%
Portfolio Turnover Rate	7.78%	12.84%	6.24%	12.23%	12.33%	13.90%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in an affiliated money market fund of approximately $4,000, $2,000, $4,000, $9,000 and $6,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2015 and the fiscal years ended March 31, 2015, 2014, 2013 and 2012 respectively, and approximately $12,000, which represent 0.02 percent of average net assets for the fiscal year ended March 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

SMALL CAP VALUE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014	FISCAL YEAR ENDED MARCH 31, 2013	FISCAL YEAR ENDED MARCH 31, 2012	FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$21.61	$21.13	$18.43	$16.57	$16.20	$13.33
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12	0.20	0.17	0.24	0.14	0.10
Net realized and unrealized gains (losses)	(2.08)	1.40	4.09	2.26	0.35	2.87
Total from Investment Operations	(1.96)	1.60	4.26	2.50	0.49	2.97
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.19)	(0.16)	(0.23)	(0.10)	(0.10)
From net realized gains	–	(0.93)	(1.40)	(0.41)	(0.02)	–
Total Distributions Paid	–	(1.12)	(1.56)	(0.64)	(0.12)	(0.10)
Net Asset Value, End of Period	$19.65	$21.61	$21.13	$18.43	$16.57	$16.20
Total Return(1)	(9.07)%	7.80%	23.48%	15.60%	3.16%	22.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,864,321	$3,007,717	$2,641,432	$2,076,853	$1,779,025	$1,732,969
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	1.00%	1.00%	1.00%	1.00%	1.00%	0.99%
Expenses, before reimbursements and credits	1.21%	1.26%	1.40%	1.36%	1.37%	1.36%
Net investment income, net of reimbursements and credits(3)	1.21%	0.97%	0.85%	1.45%	0.89%	0.70%
Net investment income, before reimbursements and credits	1.00%	0.71%	0.45%	1.09%	0.52%	0.33%
Portfolio Turnover Rate	16.74%	16.22%	20.70%	26.09%	20.67%	17.94%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in an affiliated money market fund of approximately $30,000, $25,000, $72,000, $81,000 and $44,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2015 and the fiscal years ended March 31, 2015, 2014, 2013 and 2012 respectively, and approximately $111,000, which represent 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

TECHNOLOGY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014	FISCAL YEAR ENDED MARCH 31, 2013	FISCAL YEAR ENDED MARCH 31, 2012	FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$23.72	$20.53	$17.06	$17.11	$15.62	$12.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.05)	(0.09)	(0.12)	(0.12)	(0.11)	(0.07)
Net realized and unrealized gains (losses)	(1.76)	3.28	3.59	0.07	1.60	3.55
Total from Investment Operations	(1.81)	3.19	3.47	(0.05)	1.49	3.48
Net Asset Value, End of Period	$21.91	$23.72	$20.53	$17.06	$17.11	$15.62
Total Return(1)	(7.63)%	15.54%	20.34%	(0.29)%	9.54%	28.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$75,649	$84,140	$81,693	$79,554	$102,200	$94,851
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	1.26%	1.26%	1.25%	1.25%	1.25%	1.25%
Expenses, before reimbursements and credits	1.35%	1.43%	1.52%	1.53%	1.47%	1.48%
Net investment loss, net of reimbursements and credits(3)	(0.43)%	(0.37)%	(0.59)%	(0.61)%	(0.76)%	(0.53)%
Net investment loss, before reimbursements and credits	(0.52)%	(0.54)%	(0.86)%	(0.89)%	(0.98)%	(0.76)%
Portfolio Turnover Rate	23.59%	40.39%	35.24%	42.66%	57.57%	114.90%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment loss ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in an affiliated money market fund of less than $1,000, which represent less than 0.005 percent of average net assets for the six months ended September 30,2015 and the fiscal year ended March 31, 2015 and approximately $1,000, $2,000, $1,000 and $3,000, which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, reimbursements would have been decreased and net expenses and net investment loss would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6%

Aerospace & Defense – 6.3%

Boeing (The) Co.	64,437	$8,438

Lockheed Martin Corp.	32,822	6,804
		15,242

Asset Management – 1.2%

BlackRock, Inc.	10,093	3,002

Banking – 12.2%

Bank of Hawaii Corp.	44,400	2,819

Cullen/Frost Bankers, Inc.	19,409	1,234

JPMorgan Chase & Co.	72,493	4,420

M&T Bank Corp.	21,586	2,632

New York Community Bancorp, Inc.	124,402	2,247

People’s United Financial, Inc.	153,796	2,419

Valley National Bancorp	228,096	2,245

Wells Fargo & Co.	225,065	11,557
		29,573

Biotechnology & Pharmaceuticals – 10.0%

Gilead Sciences, Inc.	73,600	7,227

Merck & Co., Inc.	123,533	6,101

Pfizer, Inc.	345,399	10,849
		24,177

Chemicals – 0.8%

Dow Chemical (The) Co.	45,473	1,928

Commercial Services – 2.4%

Deluxe Corp.	32,776	1,827

H&R Block, Inc.	111,036	4,020
		5,847

Consumer Products – 10.3%

Altria Group, Inc.	196,904	10,712

Archer-Daniels-Midland Co.	49,591	2,055

Clorox (The) Co.	31,823	3,676

Dr. Pepper Snapple Group, Inc.	51,965	4,108

Philip Morris International, Inc.	54,000	4,284
		24,835

Gaming, Lodging & Restaurants – 1.7%

Darden Restaurants, Inc.	62,000	4,250

Hardware – 1.5%

Seagate Technology PLC	79,559	3,564

Health Care Facilities & Services – 2.8%

Cardinal Health, Inc.	36,800	2,827

Owens & Minor, Inc.	124,502	3,977
		6,804

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% – continued

Insurance – 1.0%

Cincinnati Financial Corp.	44,447	$2,391

Oil, Gas & Coal – 4.8%

Chevron Corp.	51,163	4,036

ConocoPhillips	69,959	3,355

HollyFrontier Corp.	60,358	2,948

Spectra Energy Corp.	44,333	1,165
		11,504

Real Estate Investment Trusts – 4.7%

Corrections Corp. of America	91,342	2,698

Digital Realty Trust, Inc.	42,900	2,802

Hospitality Properties Trust	115,087	2,944

National Retail Properties, Inc.	78,157	2,835
		11,279

Recreational Facilities & Services – 1.6%

Regal Entertainment Group, Class A	66,796	1,248

Six Flags Entertainment Corp.	55,474	2,540
		3,788

Retail – Consumer Staples – 2.5%

Target Corp.	77,547	6,100

Retail – Discretionary – 6.9%

GameStop Corp., Class A	60,065	2,475

Home Depot (The), Inc.	100,107	11,562

Macy’s, Inc.	50,000	2,566
		16,603

Semiconductors – 4.3%

KLA-Tencor Corp.	29,767	1,488

Linear Technology Corp.	39,581	1,597

Texas Instruments, Inc.	145,718	7,216
		10,301

Software – 3.8%

Activision Blizzard, Inc.	118,667	3,665

Computer Programs & Systems, Inc.	46,146	1,944

Oracle Corp.	98,384	3,554
		9,163

Technology Services – 8.2%

Accenture PLC, Class A	105,518	10,368

Broadridge Financial Solutions, Inc.	93,551	5,178

Paychex, Inc.	59,003	2,811

Science Applications International Corp.	33,626	1,352
		19,709

See Notes to the Financial Statements.

EQUITY FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% – continued

Telecom – 1.3%

Frontier Communications Corp.	650,937	$3,092

Transportation & Logistics – 3.4%

United Parcel Service, Inc., Class B	82,453	8,137

Utilities – 6.9%

Consolidated Edison, Inc.	88,014	5,884

DTE Energy Co.	65,551	5,268

Entergy Corp.	36,307	2,364

Vectren Corp.	73,708	3,096
		16,612
Total Common Stocks
(Cost $228,330)		237,901

INVESTMENT COMPANIES – 0.5%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (1)	1,380,322	$1,380
Total Investment Companies
(Cost $1,380)		1,380

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.3%

U.S. Treasury Bill, 0.04%, 10/8/15 (2)(3)	$695	$695
Total Short-Term Investments
(Cost $695)		695

Total Investments – 99.4%
(Cost $230,405)		239,976

Other Assets less Liabilities – 0.6%		1,333
NET ASSETS – 100.0%		$241,309

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.
(3)	Discount rate at the time of purchase.

Percentages shown are based on Net Assets.

At September 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-mini S&P 500	(55)	$5,249	Short	12/15	$217

At September 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.6%
Consumer Staples	10.4
Energy	4.8
Financials	19.4
Health Care	13.9
Industrials	10.6
Information Technology	17.2
Materials	0.8
Telecommunication Services	1.3
Utilities	7.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$237,901	$–	$–	$237,901
Investment Companies	1,380	–	–	1,380
Short-Term Investments	–	695	–	695
Total Investments	$239,281	$695	$–	$239,976

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$217	$–	$–	$217

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.6%

Australia – 2.7%

Australia & New Zealand Banking Group Ltd.	107,842	$2,066

BHP Billiton Ltd.	80,686	1,273

Woodside Petroleum Ltd.	48,456	991

WorleyParsons Ltd.	105,506	439
		4,769

Belgium – 2.5%

Anheuser-Busch InBev S.A./N.V.	41,683	4,427

Brazil – 3.6%

Embraer S.A. ADR	148,363	3,795

Petroleo Brasileiro S.A. ADR *	285,990	1,244

Vale S.A. ADR	320,527	1,346
		6,385

China – 4.0%

Baidu, Inc. ADR *	25,459	3,498

Bank of China Ltd., Class H	8,536,420	3,695
		7,193

Denmark – 1.8%

Novo Nordisk A/S, Class B	58,289	3,137

France – 11.8%

BNP Paribas S.A.	47,650	2,806

Casino Guichard Perrachon S.A.	26,083	1,389

Cie Generale des Etablissements Michelin	35,555	3,244

Danone S.A.	42,918	2,714

Engie	122,488	1,984

LVMH Moet Hennessy Louis Vuitton S.E.	20,957	3,576

Societe Generale S.A.	79,441	3,554

TOTAL S.A.	36,244	1,634
		20,901

Germany – 11.5%

Bayer A.G. (Registered)	24,647	3,150

Deutsche Bank A.G. (Registered)	73,639	1,980

GEA Group A.G.	79,274	3,013

Infineon Technologies A.G.	325,549	3,658

Rheinmetall A.G.	29,500	1,805

SAP S.E.	54,927	3,554

Siemens A.G. (Registered)	36,129	3,228
		20,388

Hong Kong – 2.4%

AIA Group Ltd.	347,950	1,812

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.6% – continued

Hong Kong – 2.4% – continued

Wynn Macau Ltd.	2,110,800	$2,420
		4,232

Japan – 11.3%

Kawasaki Heavy Industries Ltd.	730,450	2,529

KDDI Corp.	178,175	3,990

Kubota Corp.	192,450	2,650

Mitsubishi UFJ Financial Group, Inc.	771,063	4,660

Sony Corp.	99,800	2,440

Tokio Marine Holdings, Inc.	103,125	3,860
		20,129

Mexico – 1.8%

Alfa S.A.B. de C.V., Series A	1,686,856	3,281

Netherlands – 3.1%

ASML Holding N.V.	37,692	3,305

Royal Dutch Shell PLC, Class A	3,667	86

Royal Dutch Shell PLC, Class B	90,343	2,143
		5,534

Singapore – 1.5%

DBS Group Holdings Ltd.	228,075	2,606

South Korea – 2.3%

Samsung Electronics Co. Ltd.	4,242	4,080

Spain – 3.2%

Banco Bilbao Vizcaya Argentaria S.A.	206,647	1,753

Banco Santander S.A.	359,529	1,914

Iberdrola S.A.	303,761	2,021
		5,688

Switzerland – 9.6%

Credit Suisse Group A.G. (Registered) *	88,539	2,130

Givaudan S.A. (Registered) *	2,401	3,912

Novartis A.G. (Registered)	63,010	5,804

Roche Holding A.G. (Genusschein)	19,824	5,241
		17,087

United Kingdom – 14.5%

Barclays PLC	1,146,132	4,237

BP PLC	485,187	2,459

Diageo PLC	177,197	4,768

GlaxoSmithKline PLC	132,999	2,550

Prudential PLC	185,838	3,929

Standard Chartered PLC	252,272	2,453

Vodafone Group PLC	526,930	1,666

See Notes to the Financial Statements.

EQUITY FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.6% – continued

United Kingdom – 14.5% – continued

WPP PLC	178,587	$3,719
		25,781

United States – 6.0%

Carnival Corp.	37,048	1,841

Discovery Communications, Inc., Class A *	115,247	3,000

Halliburton Co.	90,508	3,200

Schlumberger Ltd.	38,076	2,626
		10,667
Total Common Stocks (1)
(Cost $156,191)		166,285

PREFERRED STOCKS – 3.1%

Brazil – 2.1%

Itau Unibanco Holding S.A. ADR	551,616	3,652

Germany – 1.0%

Volkswagen A.G.	16,738	1,830
Total Preferred Stocks (1)
(Cost $9,356)		5,482

INVESTMENT COMPANIES – 2.0%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (2)	3,604,150	3,604
Total Investment Companies
(Cost $3,604)		3,604

Total Investments – 98.7%
(Cost $169,151)		175,371

Other Assets less Liabilities – 1.3%		2,248
NET ASSETS – 100.0%		$177,619

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.9%
Consumer Staples	7.8
Energy	8.6
Financials	27.4
Health Care	11.6
Industrials	11.8
Information Technology	10.5
Materials	3.8
Telecommunication Services	3.3
Utilities	2.3

Total	100.0%

At September 30, 2015, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	32.9%
British Pound	16.3
Japanese Yen	11.7
United States Dollar	14.1
Swiss Franc	10.0
All other currencies less than 5%	15.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in the portfolio on September 30, 2015 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued	SEPTEMBER 30, 2015 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Brazil	$6,385	$–	$–	$6,385
China	3,498	3,695	–	7,193
Mexico	3,281	–	–	3,281
United States	10,667	–	–	10,667
All Other Countries (1)	–	138,759	–	138,759
Total Common Stocks	23,831	142,454	–	166,285
Preferred Stocks
Brazil	3,652	–	–	3,652
Germany	–	1,830	–	1,830
Total Preferred Stocks	3,652	1,830	–	5,482
Investment Companies	3,604	–	–	3,604
Total Investments	$31,087	$144,284	$–	$175,371

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

EQUITY FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND	SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.3%

Aerospace & Defense – 2.6%

Boeing (The) Co.	12,296	$1,610

General Dynamics Corp.	8,972	1,238

Harris Corp.	12,308	900
		3,748

Apparel & Textile Products – 0.6%

Fossil Group, Inc. *	14,584	815

Asset Management – 0.6%

Leucadia National Corp.	43,013	872

Automotive – 0.5%

Goodyear Tire & Rubber (The) Co.	23,788	698

Banking – 5.9%

Bank of America Corp.	139,718	2,177

Citigroup, Inc.	42,313	2,099

Fifth Third Bancorp	13,704	259

JPMorgan Chase & Co.	45,062	2,748

Wells Fargo & Co.	21,718	1,115
		8,398

Biotechnology & Pharmaceuticals – 8.7%

AbbVie, Inc.	736	40

Allergan PLC *	273	74

Amgen, Inc.	12,080	1,671

Baxalta, Inc.	2,442	77

Eli Lilly & Co.	11,456	959

Gilead Sciences, Inc.	20,740	2,037

Johnson & Johnson	32,398	3,024

Merck & Co., Inc.	39,223	1,937

Pfizer, Inc.	78,792	2,475
		12,294

Chemicals – 2.4%

Avery Dennison Corp.	16,194	916

Dow Chemical (The) Co.	28,910	1,226

International Flavors & Fragrances, Inc.	1,761	182

LyondellBasell Industries N.V., Class A	13,450	1,121
		3,445

Commercial Services – 0.8%

H&R Block, Inc.	29,274	1,060

Consumer Products – 6.8%

Altria Group, Inc.	33,531	1,824

Campbell Soup Co.	20,915	1,060

Clorox (The) Co.	9,412	1,087

Coca-Cola (The) Co.	29,853	1,198

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.3% – continued

Consumer Products – 6.8% – continued

Dr. Pepper Snapple Group, Inc.	13,626	$1,077

General Mills, Inc.	6,403	359

PepsiCo, Inc.	21,974	2,072

Philip Morris International, Inc.	1,888	150

Procter & Gamble (The) Co.	10,253	738
		9,565

Containers & Packaging – 1.4%

3M Co.	7,905	1,121

International Paper Co.	23,658	894
		2,015

Distributors – Discretionary – 0.7%

Genuine Parts Co.	11,673	968

Electrical Equipment – 1.6%

Emerson Electric Co.	23,786	1,051

General Electric Co.	47,914	1,208
		2,259

Gaming, Lodging & Restaurants – 1.1%

Darden Restaurants, Inc.	14,518	995

Marriott International, Inc., Class A	8,316	567
		1,562

Hardware – 7.3%

Apple, Inc.	55,779	6,152

Cisco Systems, Inc.	76,375	2,005

EMC Corp.	19,195	464

NetApp, Inc.	30,292	897

Pitney Bowes, Inc.	45,170	896
		10,414

Health Care Facilities & Services – 3.2%

Aetna, Inc.	10,765	1,178

Cardinal Health, Inc.	3,103	238

Cigna Corp.	9,663	1,305

UnitedHealth Group, Inc.	15,746	1,827
		4,548

Home & Office Products – 0.7%

Masco Corp.	36,827	927

Institutional Financial Services – 1.9%

Bank of New York Mellon (The) Corp.	30,591	1,198

Goldman Sachs Group (The), Inc.	8,225	1,429
		2,627

Insurance – 4.0%

Aflac, Inc.	18,425	1,071

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.3% – continued

Insurance – 4.0% – continued

American International Group, Inc.	25,256	$1,435

Assurant, Inc.	12,146	960

Berkshire Hathaway, Inc., Class B *	8,628	1,125

Hartford Financial Services Group (The), Inc.	23,210	1,062

Travelers (The) Cos., Inc.	108	11
		5,664

Machinery – 2.0%

Dover Corp.	15,830	905

Illinois Tool Works, Inc.	13,053	1,075

Parker-Hannifin Corp.	9,261	901
		2,881

Media – 5.7%

Comcast Corp., Class A	4,637	264

Expedia, Inc.	8,101	953

Facebook, Inc., Class A *	7,066	635

Google, Inc., Class A *	3,241	2,069

Interpublic Group of (The) Cos., Inc.	48,631	930

Omnicom Group, Inc.	14,853	979

Scripps Networks Interactive, Inc., Class A	9,438	464

VeriSign, Inc. *	4,383	309

Viacom, Inc., Class B	25,118	1,084

Walt Disney (The) Co.	3,937	403
		8,090

Medical Equipment & Devices – 2.8%

Abbott Laboratories	31,365	1,261

Agilent Technologies, Inc.	2,911	100

CR Bard, Inc.	5,041	939

St. Jude Medical, Inc.	14,973	945

Varian Medical Systems, Inc. *	2,553	188

Waters Corp. *	4,888	578
		4,011

Oil, Gas & Coal – 7.6%

Cameron International Corp.*	20,009	1,227

Chevron Corp.	17,257	1,361

Exxon Mobil Corp.	46,507	3,458

Marathon Petroleum Corp.	23,132	1,072

National Oilwell Varco, Inc.	22,080	831

Schlumberger Ltd.	70	5

Tesoro Corp.	11,279	1,097

Transocean Ltd.	43,729	565

Valero Energy Corp.	20,107	1,208
		10,824

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.3% – continued

Passenger Transportation – 1.0%

Delta Air Lines, Inc.	7,841	$352

Southwest Airlines Co.	28,937	1,101
		1,453

Real Estate Investment Trusts – 2.2%

Equity Residential	13,821	1,038

General Growth Properties, Inc.	6,459	168

Host Hotels & Resorts, Inc.	54,146	856

Kimco Realty Corp.	41,895	1,023
		3,085

Retail – Consumer Staples – 4.1%

CVS Health Corp.	18,145	1,751

Kroger (The) Co.	29,940	1,080

Target Corp.	16,452	1,294

Wal-Mart Stores, Inc.	25,493	1,653
		5,778

Retail – Discretionary – 5.0%

Amazon.com, Inc. *	1,366	699

Bed Bath & Beyond, Inc. *	15,336	874

Best Buy Co., Inc.	28,340	1,052

eBay, Inc. *	41,238	1,008

GameStop Corp., Class A	19,712	812

Gap (The), Inc.	28,561	814

Home Depot (The), Inc.	2,849	329

Kohl’sCorp.	15,844	734

Lowe’s Cos., Inc.	10,934	754

Macy’s, Inc.	1,049	54
		7,130

Semiconductors – 3.0%

Intel Corp.	70,592	2,128

NVIDIA Corp.	45,229	1,115

Xilinx, Inc.	22,723	963
		4,206

Software – 3.1%

CA, Inc.	34,685	947

Microsoft Corp.	76,079	3,367

Oracle Corp.	2,721	98
		4,412

Specialty Finance – 2.0%

Capital One Financial Corp.	10,517	763

Navient Corp.	70,136	788

Total System Services, Inc.	6,524	296

See Notes to the Financial Statements.

EQUITY FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.3% – continued

Specialty Finance – 2.0% – continued

Western Union (The) Co.	51,065	$938
		2,785

Technology Services – 3.3%

Accenture PLC, Class A	14,869	1,461

Computer Sciences Corp.	15,665	962

International Business Machines Corp.	13,426	1,946

Moody’s Corp.	2,948	289
		4,658

Telecom – 2.2%

AT&T, Inc.	23,030	751

CenturyLink, Inc.	2,915	73

Verizon Communications, Inc.	53,645	2,334
		3,158

Transportation & Logistics – 1.4%

C.H. Robinson Worldwide, Inc.	14,888	1,009

Expeditors International of Washington, Inc.	19,006	894

Norfolk Southern Corp.	1,729	132
		2,035

Utilities – 3.1%

AES Corp.	78,932	772

Consolidated Edison, Inc.	12,203	816

Entergy Corp.	12,347	804

FirstEnergy Corp.	27,598	864

Public Service Enterprise Group, Inc.	26,850	1,132
		4,388
Total Common Stocks
(Cost $146,910)		140,773

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%

HealthSouth Corp., Exp. 12/31/49, Strike $41.40 *	510	$ –
Total Warrants
(Cost $ – )		–

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.5%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (1)	708,107	$708
Total Investment Companies
(Cost $708)		708

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 0.05%, 10/8/15 (2)(3)	$115	$115
Total Short-Term Investments
(Cost $115)		115

Total Investments – 99.9%
(Cost $147,733)		141,596

Other Assets less Liabilities – 0.1%		145
NET ASSETS – 100.0%		$141,741

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.
(3)	Discount rate at the time of purchase.

*	Non-Income Producing Security

Percentages	shown are based on Net Assets.

At September 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-mini S&P 500	8	$763	Long	12/15	$(5)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued	SEPTEMBER 30, 2015 (UNAUDITED)

At September 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.5%
Consumer Staples	10.0
Energy	7.7
Financials	16.0
Health Care	14.8
Industrials	10.2
Information Technology	20.4
Materials	3.1
Telecommunication Services	2.2
Utilities	3.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks (1)	$140,773	$–	$–	$140,773
Investment Companies	708	–	–	708
Short Term Investments	–	115	–	115
Total Investments	$141,481	$115	$–	$141,596

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(5)	$–	$–	$(5)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

EQUITY FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND	SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9%

Aerospace & Defense – 1.3%

Precision Castparts Corp.	7,480	$1,718

Apparel & Textile Products – 1.2%

VF Corp.	22,472	1,533

Automotive – 2.0%

General Motors Co.	86,499	2,597

Banking – 10.5%

Citigroup, Inc.	90,324	4,481

JPMorgan Chase & Co.	81,597	4,975

Wells Fargo & Co.	81,848	4,203
		13,659

Biotechnology & Pharmaceuticals – 9.9%

Amgen, Inc.	9,040	1,250

Baxalta, Inc.	83,424	2,629

Biogen, Inc. *	6,735	1,965

Celgene Corp. *	15,664	1,694

Gilead Sciences, Inc.	26,670	2,619

Merck & Co., Inc.	25,048	1,237

Pfizer, Inc.	46,979	1,476
		12,870

Consumer Products – 3.5%

Church & Dwight Co., Inc.	16,484	1,383

Mondelez International, Inc., Class A	39,557	1,656

Procter & Gamble (The) Co.	21,520	1,548
		4,587

Electrical Equipment – 5.4%

Eaton Corp. PLC	34,038	1,746

General Electric Co.	150,135	3,787

Honeywell International, Inc.	16,330	1,546
		7,079

Gaming, Lodging & Restaurants – 5.1%

McDonald’s Corp.	15,605	1,537

Starbucks Corp.	55,472	3,153

Yum! Brands, Inc.	24,224	1,937
		6,627

Hardware – 7.4%

Apple, Inc.	58,778	6,483

EMC Corp.	129,401	3,127
		9,610

Health Care Facilities & Services – 3.3%

Community Health Systems, Inc. *	19,657	841

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% – continued

Health Care Facilities & Services – 3.3% – continued

Express Scripts Holding Co. *	41,850	$3,388
		4,229

Institutional Financial Services – 1.5%

Intercontinental Exchange, Inc.	8,438	1,983

Insurance – 4.1%

American International Group, Inc.	39,819	2,263

MetLife, Inc.	65,600	3,093
		5,356

Iron & Steel – 1.7%

Nucor Corp.	58,889	2,211

Media – 10.1%

Comcast Corp., Class A	27,237	1,549

Google, Inc., Class A *	1,983	1,266

Google, Inc., Class C *	6,803	4,139

Twenty-First Century Fox, Inc., Class A	83,224	2,246

Twitter, Inc. *	44,720	1,205

Walt Disney (The) Co.	26,861	2,745
		13,150

Medical Equipment & Devices – 4.5%

Baxter International, Inc.	50,099	1,646

Danaher Corp.	20,754	1,768

Zimmer Biomet Holdings, Inc.	26,115	2,453
		5,867

Oil, Gas & Coal – 7.2%

BP PLC ADR	58,262	1,780

Chevron Corp.	15,149	1,195

EOG Resources, Inc.	18,307	1,333

Exxon Mobil Corp.	27,550	2,048

Halliburton Co.	35,902	1,269

Schlumberger Ltd.	25,717	1,774
		9,399

Real Estate Investment Trusts – 1.5%

American Tower Corp.	22,635	1,992

Retail – Consumer Staples – 2.7%

CVS Health Corp.	36,732	3,544

Retail – Discretionary – 4.8%

Dick’s Sporting Goods, Inc.	47,246	2,344

Kohl’s Corp.	29,208	1,352

TJX (The) Cos., Inc.	36,459	2,604
		6,300

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP EQUITY FUND continued	SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% – continued

Semiconductors – 3.8%

NXP Semiconductors N.V. *	33,973	$2,958

QUALCOMM, Inc.	37,826	2,032
		4,990

Software – 5.2%

Activision Blizzard, Inc.	77,180	2,384

Oracle Corp.	43,422	1,569

salesforce.com, Inc. *	39,956	2,774
		6,727

Technology Services – 0.9%

Teradata Corp. *	39,369	1,140

Utilities – 1.3%

Exelon Corp.	55,493	1,648
Total Common Stocks
(Cost $96,304)		128,816

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%

HealthSouth Corp., Exp. 12/31/49, Strike $41.40 *	3,783	$–
Total Warrants
(Cost $ – )		–

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES –1.1%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (1)	1,375,289	1,375
Total Investment Companies
(Cost $1,375)		1,375
Total Investments – 100.0%
(Cost $97,679)		130,191

Other Assets less Liabilities – 0.0%		4
NET ASSETS – 100.0%		$130,195

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	18.3%
Consumer Staples	6.3
Energy	7.3
Financials	17.8
Health Care	16.5
Industrials	8.2
Information Technology	22.6
Materials	1.7
Utilities	1.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$128,816	$–	$–	$128,816
Investment Companies	1,375	–	–	1,375
Total Investments	$130,191	$–	$–	$130,191

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

EQUITY FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND	SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5%

Aerospace & Defense – 0.4%

Harris Corp.	693	$51

Raytheon Co.	2,967	324
		375

Banking – 8.7%

Bank of America Corp.	43,483	678

Citigroup, Inc.	84,579	4,196

Fifth Third Bancorp	3,111	59

JPMorgan Chase & Co.	21,307	1,299

US Bancorp	9,168	376

Wells Fargo & Co.	28,847	1,481
		8,089

Biotechnology & Pharmaceuticals – 8.8%

Johnson & Johnson	22,578	2,108

Merck & Co., Inc.	39,690	1,960

Pfizer, Inc.	130,695	4,105
		8,173

Chemicals – 0.1%

Cabot Corp.	4,465	141

Commercial Services – 0.8%

ManpowerGroup, Inc.	9,252	758

Consumer Products – 3.9%

Archer-Daniels-Midland Co.	29,223	1,211

Dr. Pepper Snapple Group, Inc.	10,250	810

Pilgrim’s Pride Corp.	28,891	601

Procter & Gamble (The) Co.	13,737	988
		3,610

Consumer Services – 0.6%

Aaron’s, Inc.	6,324	228

Graham Holdings Co., Class B	612	353
		581

Containers & Packaging – 1.7%

AptarGroup, Inc.	12,471	823

Sonoco Products Co.	17,883	675

WestRock Co.	977	50
		1,548

Design, Manufacturing & Distribution – 1.7%

Arrow Electronics, Inc. *	13,444	743

Avnet, Inc.	17,909	765

Jabil Circuit, Inc.	1,532	34
		1,542

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Distributors – Consumer Staples – 0.8%

Bunge Ltd.	9,912	$727

Distributors – Discretionary – 0.3%

Ingram Micro, Inc., Class A	9,261	252

Electrical Equipment – 2.4%

General Electric Co.	60,246	1,519

Tyco International PLC	20,199	676
		2,195

Engineering & Construction Services – 0.5%

Fluor Corp.	10,369	439

Forest & Paper Products – 0.0%

Domtar Corp.	410	15

Gaming, Lodging & Restaurants – 0.9%

Darden Restaurants, Inc.	11,872	814

Hardware – 4.9%

ARRIS Group, Inc. *	16,106	418

Cisco Systems, Inc.	45,994	1,207

Corning, Inc.	7,156	123

EMC Corp.	14,689	355

Hewlett-Packard Co.	67,348	1,725

Lexmark International, Inc., Class A	9,281	269

NetApp, Inc.	11,115	329

Western Digital Corp.	2,087	166
		4,592

Health Care Facilities & Services – 3.4%

Aetna, Inc.	5,702	624

Anthem, Inc.	2,660	373

Cardinal Health, Inc.	9,310	715

Cigna Corp.	506	68

Health Net, Inc.	552	33

Humana, Inc.	3,274	586

UnitedHealth Group, Inc.	6,662	773
		3,172

Home & Office Products – 1.1%

NVR, Inc. *	563	859

Stanley Black & Decker, Inc.	1,247	121
		980

Industrial Services – 0.1%

WESCO International, Inc. *	2,893	134

Institutional Financial Services – 2.9%

Goldman Sachs Group (The), Inc.	11,145	1,936

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Institutional Financial Services – 2.9% – continued

State Street Corp.	10,737	$722
		2,658

Insurance – 10.1%

Allied World Assurance Co. Holdings A.G.	15,020	573

Allstate (The) Corp.	2,442	142

American International Group, Inc.	62,076	3,527

Aspen Insurance Holdings Ltd.	450	21

Assurant, Inc.	11,816	934

Assured Guaranty Ltd.	1,347	34

Axis Capital Holdings Ltd.	11,915	640

Berkshire Hathaway, Inc., Class B *	9,589	1,250

Everest Re Group Ltd.	4,549	789

Lincoln National Corp.	2,397	114

Loews Corp.	422	15

RenaissanceRe Holdings Ltd.	5,483	583

Validus Holdings Ltd.	670	30

Voya Financial, Inc.	18,410	714
		9,366

Iron & Steel – 0.8%

Nucor Corp.	19,758	742

United States Steel Corp.	2,705	28
		770

Machinery – 2.8%

AGCO Corp.	740	35

Caterpillar, Inc.	4,730	309

Dover Corp.	12,338	705

Lincoln Electric Holdings, Inc.	10,737	563

Parker-Hannifin Corp.	7,266	707

SPX Corp.	6,796	81

SPX FLOW, Inc. *	6,796	234
		2,634

Manufactured Goods – 0.4%

Timken (The) Co.	4,610	127

Valmont Industries, Inc.	3,027	287
		414

Media – 0.7%

Twenty-First Century Fox, Inc., Class A	25,584	690

Medical Equipment & Devices – 1.6%

Abbott Laboratories	12,818	515

Agilent Technologies, Inc.	3,907	134

PerkinElmer, Inc.	696	32

St. Jude Medical, Inc.	8,680	548

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Medical Equipment & Devices – 1.6% – continued

Thermo Fisher Scientific, Inc.	1,800	$220
		1,449

Oil, Gas & Coal – 11.7%

Baker Hughes, Inc.	19,108	994

Chevron Corp.	15,488	1,222

ConocoPhillips	11,767	564

Denbury Resources, Inc.	3,032	8

EP Energy Corp., Class A *	66,460	342

Exxon Mobil Corp.	39,638	2,947

Helmerich & Payne, Inc.	12,001	567

HollyFrontier Corp.	19,005	928

National Oilwell Varco, Inc.	16,040	604

Noble Corp. PLC	13,528	148

Occidental Petroleum Corp.	5,483	363

Patterson-UTI Energy, Inc.	475	6

QEP Resources, Inc.	44,195	554

Superior Energy Services, Inc.	10,964	139

Valero Energy Corp.	24,815	1,491
		10,877

Real Estate Investment Trusts – 4.4%

AvalonBay Communities, Inc.	667	117

Host Hotels & Resorts, Inc.	38,987	616

Kimco Realty Corp.	37,665	920

Post Properties, Inc.	13,981	815

Prologis, Inc.	25,568	995

Rayonier, Inc.	30,629	676
		4,139

Retail – Consumer Staples – 4.3%

CVS Health Corp.	8,038	775

Dollar General Corp.	9,716	704

Target Corp.	5,437	428

Wal-Mart Stores, Inc.	32,610	2,114
		4,021

Retail – Discretionary – 2.9%

Bed Bath & Beyond, Inc. *	11,007	628

Best Buy Co., Inc.	20,822	773

Dillard’s, Inc., Class A	279	24

GameStop Corp., Class A	1,883	78

Kohl’sCorp.	12,141	562

Macy’s, Inc.	3,421	175

Staples, Inc.	43,196	507
		2,747

See Notes to the Financial Statements.

EQUITY FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.5% – continued

Semiconductors – 2.3%

Intel Corp.	9,361	$282

QUALCOMM, Inc.	24,706	1,327

SanDisk Corp.	226	12

Xilinx, Inc.	11,572	491
		2,112

Software – 1.3%

CA, Inc.	27,209	743

Microsoft Corp.	11,312	500
		1,243

Specialty Finance – 1.7%

Capital One Financial Corp.	4,191	304

CIT Group, Inc.	18,067	723

Fidelity National Information Services, Inc.	2,296	154

Navient Corp.	39,078	439
		1,620

Technology Services – 2.2%

Amdocs Ltd.	869	50

Computer Sciences Corp.	12,530	769

DST Systems, Inc.	6,109	642

Teradata Corp. *	16,658	482

Thomson Reuters Corp.	584	24

Xerox Corp.	10,707	104
		2,071

Telecom – 0.8%

CenturyLink, Inc.	31,361	788

Utilities – 6.4%

AGL Resources, Inc.	17,247	1,053

Edison International	16,738	1,056

Entergy Corp.	11,751	765

Exelon Corp.	5,207	155

OGE Energy Corp.	28,604	782

PPL Corp.	32,597	1,072

Public Service Enterprise Group, Inc.	24,681	1,040
		5,923

Waste & Environment Services & Equipment – 0.1%

Waste Management, Inc.	1,888	94
Total Common Stocks
(Cost $93,859)		91,753

	NUMBER OF SHARES	VALUE (000s)
RIGHTS – 0.0%

Real Estate Investment Trusts – 0.0%

Property Development Centers LLC (Contingent Value Rights) *	24,083	$1

Retail – Consumer Staples – 0.0%

Casa Ley (Contingent Value Rights) *	24,083	25
Total Rights
(Cost $26)		26

INVESTMENT COMPANIES – 1.2%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (1)	1,135,133	1,135
Total Investment Companies
(Cost $1,135)		1,135

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill,

0.04%, 10/8/15 (2)(3)	$120	$120

0.02%, 12/3/15(2)(3)	30	30
Total Short-Term Investments
(Cost $150)		150
Total Investments – 99.9%
(Cost $95,170)		93,064

Other Assets less Liabilities – 0.1%		54
NET ASSETS – 100.0%		$93,118

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.
(3)	Discount rate at the time of purchase.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-mini S&P 500	14	$1,336	Long	12/15	$(13)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued	SEPTEMBER 30, 2015 (UNAUDITED)

At September 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	7.5%
Consumer Staples	7.9
Energy	11.8
Financials	28.0
Health Care	13.9
Industrials	7.7
Information Technology	13.1
Materials	2.7
Telecommunication Services	0.9
Utilities	6.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks (1)	$91,753	$–	$–	$91,753
Rights (1)	–	26	–	26
Investment Companies	1,135	–	–	1,135
Short-Term Investments	–	150	–	150
Total Investments	$92,888	$176	$–	$93,064

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(13)	$–	$–	$(13)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

EQUITY FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND	SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3%

Aerospace & Defense – 1.4%

AAR Corp.	4,040	$77

Aerojet Rocketdyne Holdings, Inc. *	13,130	212

Aerovironment, Inc. *	4,498	90

Astronics Corp. *	3,781	153

Astronics Corp., Class B *	508	21

Breeze-Eastern Corp. *	6,249	87

Ducommun, Inc. *	2,969	59

Esterline Technologies Corp. *	4,581	329

HEICO Corp.	9,996	489

KLX, Inc. *	7,500	268

LMI Aerospace, Inc. *	1,614	16

Moog, Inc., Class A *	6,229	337

Orbital ATK, Inc.	4,256	306

Sevcon, Inc. *	529	5

SIFCO Industries, Inc.	452	5

Smith & Wesson Holding Corp. *	7,981	135

Sturm Ruger & Co., Inc.	2,743	161

TASER International, Inc. *	7,716	170

Teledyne Technologies, Inc. *	5,412	489

Triumph Group, Inc.	7,800	328

Woodward, Inc.	9,894	403
		4,140

Apparel & Textile Products – 1.2%

Albany International Corp., Class A	4,100	117

Cherokee, Inc. *	379	6

Columbia Sportswear Co.	3,738	220

Crocs, Inc. *	10,100	131

Deckers Outdoor Corp. *	6,084	353

Delta Apparel, Inc. *	8,425	148

G-III Apparel Group Ltd. *	9,374	578

Iconix Brand Group, Inc. *	8,364	113

Kate Spade & Co. *	21,800	417

Movado Group, Inc.	3,392	88

Oxford Industries, Inc.	2,840	210

Perry Ellis International, Inc. *	2,565	56

Quiksilver, Inc. *	281,029	5

Steven Madden Ltd. *	10,227	374

Superior Uniform Group, Inc.	7,446	133

Tumi Holdings, Inc. *	6,900	122

Unifi, Inc. *	2,501	75

Weyco Group, Inc.	3,333	90

Wolverine World Wide, Inc.	15,644	339
		3,575

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Asset Management – 0.6%

Altisource Asset Management Corp. *	3,200	$77

Artisan Partners Asset Management, Inc., Class A	5,000	176

Ashford, Inc. *	188	12

Calamos Asset Management, Inc., Class A	1,934	18

Cohen & Steers, Inc.	3,162	87

Diamond Hill Investment Group, Inc.	979	182

Financial Engines, Inc.	7,102	209

GAMCO Investors, Inc., Class A	2,528	139

Janus Capital Group, Inc.	22,003	299

NorthStar Asset Management Group, Inc.	7,755	112

Pzena Investment Management, Inc., Class A	4,185	37

Safeguard Scientifics, Inc. *	2,893	45

Siebert Financial Corp. *	919	2

StoneCastle Financial Corp.	3,800	64

Virtus Investment Partners, Inc.	957	96

Westwood Holdings Group, Inc.	472	26

WisdomTree Investments, Inc.	18,123	292
		1,873

Automotive – 1.1%

Actuant Corp., Class A	8,655	159

American Axle & Manufacturing Holdings, Inc. *	9,246	184

Cooper Tire & Rubber Co.	8,598	340

Cooper-Standard Holding, Inc. *	2,128	123

Dana Holding Corp.	28,823	458

Dorman Products, Inc. *	6,199	316

Gentherm, Inc. *	4,948	222

Horizon Global Corp. *	2,474	22

Methode Electronics, Inc.	7,485	239

Miller Industries, Inc.	3,593	70

Modine Manufacturing Co. *	2,521	20

Motorcar Parts of America, Inc. *	2,700	85

Remy International, Inc.	5,233	153

Standard Motor Products, Inc.	4,252	148

Strattec Security Corp.	520	33

Superior Industries International, Inc.	4,781	89

Tenneco, Inc. *	10,861	486

TriMas Corp. *	6,186	101
		3,248

Banking – 9.7%

1st Source Corp.	5,651	174

Access National Corp.	6,511	133

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Banking – 9.7% – continued

Alliance Bancorp, Inc. of Pennsylvania	393	$9

American National Bankshares, Inc.	2,691	63

Ameris Bancorp	5,786	166

Ames National Corp.	2,553	59

Anchor BanCorp Wisconsin, Inc. *	1,300	55

Arrow Financial Corp.	7,494	200

Associated Banc-Corp	21,000	377

Astoria Financial Corp.	11,005	177

Athens Bancshares Corp.	2,700	72

Banc of California, Inc.	784	10

BancFirst Corp.	1,121	71

Banco Latinoamericano de Comercio Exterior S.A.	8,263	191

Bancorp (The), Inc. *	1,364	10

BancorpSouth, Inc.	13,605	323

Bank Mutual Corp.	5,265	40

Bank of Hawaii Corp.	6,955	442

Bank of Marin Bancorp	1,700	82

Bank of South Carolina Corp.	110	2

Bank of the Ozarks, Inc.	12,374	542

BankFinancial Corp.	1,696	21

Bankwell Financial Group, Inc. *	1,000	18

Banner Corp.	2,556	122

Bar Harbor Bankshares	2,805	90

BBCN Bancorp, Inc.	13,174	198

BCB Bancorp, Inc.	498	5

Beneficial Bancorp, Inc. *	9,524	126

Berkshire Bancorp, Inc.	121	1

Berkshire Hills Bancorp, Inc.	9,320	257

BofI Holding, Inc. *	2,028	261

Boston Private Financial Holdings, Inc.	15,872	186

Brookline Bancorp, Inc.	11,512	117

Bryn Mawr Bank Corp.	5,045	157

C&F Financial Corp.	441	16

California First National Bancorp	1,606	21

Camden National Corp.	2,684	108

Cape Bancorp, Inc.	949	12

Capital Bank Financial Corp., Class A *	2,500	76

Capital City Bank Group, Inc.	4,034	60

Capitol Federal Financial, Inc.	16,871	205

Cardinal Financial Corp.	4,623	106

Cascade Bancorp *	5,601	30

Cathay General Bancorp	10,765	323

CenterState Banks, Inc.	504	7

Century Bancorp, Inc., Class A	5,070	207

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Banking – 9.7% – continued

Chemical Financial Corp.	4,679	$151

Cheviot Financial Corp.	634	9

Chicopee Bancorp, Inc.	784	13

Citizens & Northern Corp.	737	14

City Holding Co.	2,692	133

Clifton Bancorp, Inc.	2,693	37

CoBiz Financial, Inc.	1,539	20

Columbia Banking System, Inc.	7,242	226

Commercial National Financial Corp.	121	3

Community Bank System, Inc.	5,379	200

Community Trust Bancorp, Inc.	5,937	211

ConnectOne Bancorp, Inc.	5,252	101

Customers Bancorp, Inc. *	5,300	136

CVB Financial Corp.	13,421	224

Dime Community Bancshares, Inc.	7,417	125

DNB Financial Corp.	4,581	125

Eagle Bancorp, Inc. *	4,471	203

Enterprise Bancorp, Inc.	596	13

Enterprise Financial Services Corp.	753	19

ESSA Bancorp, Inc.	9,377	122

EverBank Financial Corp.	15,675	303

Farmers Capital Bank Corp. *	3,403	85

FCB Financial Holdings, Inc., Class A *	1,150	38

Fidelity Southern Corp.	1,690	36

Financial Institutions, Inc.	3,621	90

First Bancorp	8,069	137

First Bancorp, Inc.	2,935	56

First Busey Corp.	10,621	211

First Citizens BancShares, Inc., Class A	1,320	298

First Clover Leaf Financial Corp.	167	2

First Commonwealth Financial Corp.	20,200	184

First Community Bancshares, Inc.	4,619	83

First Defiance Financial Corp.	1,591	58

First Financial Bancorp	7,257	138

First Financial Bankshares, Inc.	9,721	309

First Financial Corp.	2,631	85

First Financial Northwest, Inc.	685	8

First Internet Bancorp	2,800	89

First Interstate BancSystem, Inc., Class A	2,100	58

First Merchants Corp.	4,393	115

First Midwest Bancorp, Inc.	10,135	178

First NBC Bank Holding Co. *	2,300	81

First of Long Island (The) Corp.	7,934	214

First South Bancorp, Inc.	344	3

See Notes to the Financial Statements.

EQUITY FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Banking – 9.7% – continued

FirstMerit Corp.	22,803	$403

Flushing Financial Corp.	4,464	89

FNB Corp.	23,029	298

Fox Chase Bancorp, Inc.	5,333	93

Fulton Financial Corp.	27,769	336

German American Bancorp, Inc.	333	10

Glacier Bancorp, Inc.	10,929	288

Great Southern Bancorp, Inc.	5,395	234

Great Western Bancorp, Inc.	6,900	175

Guaranty Bancorp	832	14

Hancock Holding Co.	12,665	343

Hanmi Financial Corp.	4,753	120

Hawthorn Bancshares, Inc.	503	7

Heartland Financial USA, Inc.	2,910	106

Heritage Financial Corp.	1,031	19

HF Financial Corp.	498	8

Hilltop Holdings, Inc. *	12,035	238

Hingham Institution for Savings	64	7

Home BancShares, Inc.	8,066	327

IBERIABANK Corp.	5,208	303

Independent Bank Corp.	3,654	168

Independent Bank Group, Inc.	1,500	58

International Bancshares Corp.	9,333	234

Investors Bancorp, Inc.	56,605	699

Kearny Financial Corp.	11,285	129

Kentucky First Federal Bancorp	709	6

Lakeland Bancorp, Inc.	7,790	87

Lakeland Financial Corp.	1,099	50

Landmark Bancorp, Inc.	5,035	130

LegacyTexas Financial Group, Inc.	5,094	155

MainSource Financial Group, Inc.	1,125	23

MB Financial, Inc.	11,930	389

Merchants Bancshares, Inc.	6,428	189

Meridian Bancorp, Inc.	7,775	106

Metro Bancorp, Inc.	3,572	105

Middleburg Financial Corp.	2,231	39

MidSouth Bancorp, Inc.	747	9

MidWestOne Financial Group, Inc.	455	13

MutualFirst Financial, Inc.	370	9

NASB Financial, Inc.	4,247	119

National Bank Holdings Corp., Class A	3,800	78

National Bankshares, Inc.	1,813	56

National Penn Bancshares, Inc.	22,788	268

NBT Bancorp, Inc.	5,123	138

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Banking – 9.7% – continued

Northeast Community Bancorp, Inc.	879	$7

Northfield Bancorp, Inc.	7,895	120

Northrim BanCorp, Inc.	3,046	88

Northwest Bancshares, Inc.	16,528	215

Norwood Financial Corp.	2,082	60

OceanFirst Financial Corp.	5,243	90

OFG Bancorp	7,551	66

Ohio Valley Banc Corp.	704	17

Old National Bancorp	13,647	190

Oritani Financial Corp.	8,852	138

Pacific Continental Corp.	764	10

PacWest Bancorp	8,498	364

Park National Corp.	1,975	178

Peapack Gladstone Financial Corp.	504	11

Peoples Bancorp, Inc.	784	16

Peoples Financial Corp. *	236	2

Peoples Financial Services Corp.	400	14

Pinnacle Financial Partners, Inc.	4,619	228

Popular, Inc.	10,928	330

Preferred Bank	2,600	82

Premier Financial Bancorp, Inc.	804	11

PrivateBancorp, Inc.	12,431	477

Prosperity Bancshares, Inc.	9,824	482

Provident Financial Services, Inc.	9,015	176

Prudential Bancorp, Inc.	1,000	14

Pulaski Financial Corp.	639	9

QCR Holdings, Inc.	7,278	159

Renasant Corp.	5,489	180

Republic Bancorp, Inc., Class A	1,775	44

Republic First Bancorp, Inc. *	24,493	91

S&T Bancorp, Inc.	4,682	153

Sandy Spring Bancorp, Inc.	4,023	105

Seacoast Banking Corp. of Florida *	841	12

ServisFirst Bancshares, Inc.	2,200	91

Severn Bancorp, Inc. *	1,266	6

Shore Bancshares, Inc.	677	7

SI Financial Group, Inc.	781	9

Sierra Bancorp	784	13

Simmons First National Corp., Class A	4,421	212

South State Corp.	6,351	488

Southern National Bancorp of Virginia, Inc.	655	7

Southside Bancshares, Inc.	3,556	98

Southwest Bancorp, Inc.	778	13

State Bank Financial Corp.	7,500	155

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Banking – 9.7% – continued

Sterling Bancorp	9,398	$140

Stock Yards Bancorp, Inc.	2,680	97

Suffolk Bancorp	712	19

Sun Bancorp, Inc. *	289	6

Talmer Bancorp, Inc. Class A	4,900	82

TCF Financial Corp.	26,800	406

Texas Capital Bancshares, Inc. *	6,309	331

Tompkins Financial Corp.	2,483	133

Towne Bank	1,435	27

TriCo Bancshares	2,898	71

TrustCo Bank Corp. NY	9,060	53

Trustmark Corp.	10,729	249

UMB Financial Corp.	4,897	249

Umpqua Holdings Corp.	35,805	584

Union Bankshares Corp.	9,748	234

United Bancorp, Inc.	498	5

United Bankshares, Inc.	10,963	417

United Community Banks, Inc.	5,916	121

United Financial Bancorp, Inc.	6,325	83

Univest Corp. of Pennsylvania	486	9

Valley National Bancorp	29,593	291

Washington Federal, Inc.	13,100	298

Washington Trust Bancorp, Inc.	3,368	130

Waterstone Financial, Inc.	3,658	49

Webster Financial Corp.	14,707	524

WesBanco, Inc.	5,416	170

West Bancorporation, Inc.	2,751	52

Westamerica Bancorporation	3,410	152

Western Alliance Bancorp *	13,664	420

Westfield Financial, Inc.	2,146	16

Wilshire Bancorp, Inc.	14,235	150

Wintrust Financial Corp.	6,574	351

WSFS Financial Corp.	8,290	239

Yadkin Financial Corp.	3,969	85
		29,028

Biotechnology & Pharmaceuticals – 5.9%

ACADIA Pharmaceuticals, Inc. *	1,392	46

Aceto Corp.	4,966	136

Achillion Pharmaceuticals, Inc. *	12,530	87

Acorda Therapeutics, Inc. *	6,527	173

Adamas Pharmaceuticals, Inc. *	7,200	121

Adamis Pharmaceuticals Corp. *	17,800	70

Advaxis, Inc. *	9,000	92

Aegerion Pharmaceuticals, Inc. *	5,144	70

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Biotechnology & Pharmaceuticals – 5.9% – continued

Aerie Pharmaceuticals, Inc. *	300	$5

Agenus, Inc. *	13,500	62

Agios Pharmaceuticals, Inc. *	2,057	145

Akorn, Inc. *	10,770	307

Albany Molecular Research, Inc. *	10,239	178

Alder Biopharmaceuticals, Inc. *	2,800	92

Aldeyra Therapeutics, Inc. *	3,844	22

AMAG Pharmaceuticals, Inc. *	4,700	187

Amicus Therapeutics, Inc. *	6,600	92

Anacor Pharmaceuticals, Inc. *	4,605	542

ANI Pharmaceuticals, Inc. *	2,900	115

Anika Therapeutics, Inc. *	5,946	189

Aratana Therapeutics, Inc. *	8,200	69

Ardelyx, Inc. *	4,600	79

Arena Pharmaceuticals, Inc. *	37,280	71

Array BioPharma, Inc. *	16,695	76

Assembly Biosciences, Inc. *	7,200	69

Asterias Biotherapeutics, Inc. *	2,800	11

Atara Biotherapeutics, Inc. *	2,100	66

Avalanche Biotechnologies, Inc. *	4,900	40

Bellicum Pharmaceuticals, Inc. *	2,700	39

BioCryst Pharmaceuticals, Inc. *	8,913	102

BioDelivery Sciences International, Inc. *	14,996	83

BioSpecifics Technologies Corp. *	4,352	189

Blueprint Medicines Corp. *	3,400	73

Cambrex Corp. *	21,175	840

Celladon Corp. *	6,100	6

Celldex Therapeutics, Inc. *	7,628	80

Cellular Biomedicine Group, Inc. *	5,700	97

Chimerix, Inc. *	4,000	153

Clovis Oncology, Inc. *	6,101	561

Coherus Biosciences, Inc. *	4,300	86

Concert Pharmaceuticals, Inc. *	5,500	103

CorMedix, Inc. *	3,500	7

Curis, Inc. (1)*	68	–

Depomed, Inc. *	12,841	242

Dermira, Inc. *	3,000	70

Dicerna Pharmaceuticals, Inc. *	4,600	38

Dipexium Pharmaceuticals, Inc. *	11,200	157

Dyax Corp. *	3,415	65

Dynavax Technologies Corp. *	5,976	147

Eagle Pharmaceuticals, Inc. *	1,473	109

Egalet Corp. *	4,600	61

Emergent BioSolutions, Inc. *	7,707	220

See Notes to the Financial Statements.

EQUITY FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Biotechnology & Pharmaceuticals – 5.9% – continued

Enanta Pharmaceuticals, Inc. *	2,700	$98

Epizyme, Inc. *	6,400	82

Exelixis, Inc. *	30,200	169

Five Prime Therapeutics, Inc. *	5,100	78

Flexion Therapeutics, Inc. *	2,700	40

Furiex Pharmaceuticals, Inc. (2)*	2,700	–

Heron Therapeutics, Inc. *	9,717	237

Heska Corp. *	5,340	163

Horizon Pharma PLC *	8,400	166

Ignyta, Inc. *	7,000	61

Immune Design Corp. *	2,700	33

ImmunoGen, Inc. *	12,985	125

Immunomedics, Inc. *	17,691	30

Impax Laboratories, Inc. *	11,856	417

Imprimis Pharmaceuticals, Inc. *	10,500	68

Infinity Pharmaceuticals, Inc. *	17,491	148

Inovio Pharmaceuticals, Inc. *	9,528	55

Insmed, Inc. *	7,206	134

Insys Therapeutics, Inc. *	6,100	174

Intersect ENT, Inc. *	3,700	87

Intra-Cellular Therapies, Inc. *	4,000	160

Juniper Pharmaceuticals, Inc. *	5,700	67

KemPharm, Inc. *	3,600	70

Keryx Biopharmaceuticals, Inc. *	1,071	4

KYTHERA Biopharmaceuticals, Inc. *	3,748	281

La Jolla Pharmaceutical Co. *	5,700	158

Lannett Co., Inc. *	11,920	495

Lexicon Pharmaceuticals, Inc. *	267	3

Ligand Pharmaceuticals, Inc. *	6,536	560

Lion Biotechnologies, Inc. *	3,100	18

Lipocine, Inc. *	4,500	53

MacroGenics, Inc. *	3,200	69

MannKind Corp. *	32,350	104

Medicines (The) Co. *	11,396	433

Merrimack Pharmaceuticals, Inc. *	11,799	100

Mirati Therapeutics, Inc. *	3,000	103

Momenta Pharmaceuticals, Inc. *	11,687	192

Natural Alternatives International, Inc. *	714	5

Nature’s Sunshine Products, Inc.	6,803	82

Nektar Therapeutics *	20,212	222

Neurocrine Biosciences, Inc. *	1,840	73

NewLink Genetics Corp. *	2,700	97

Northwest Biotherapeutics, Inc. *	3,100	19

Novavax, Inc. *	41,259	292

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Biotechnology & Pharmaceuticals – 5.9% – continued

Nutraceutical International Corp. *	2,012	$48

Ohr Pharmaceutical, Inc. *	7,500	21

Omega Protein Corp. *	930	16

Omeros Corp. *	8,500	93

OncoMed Pharmaceuticals, Inc. *	4,300	71

OPKO Health, Inc. *	14,795	124

Orexigen Therapeutics, Inc. *	37,837	80

Osiris Therapeutics, Inc. *	9,064	167

Otonomy, Inc. *	3,800	68

Pacira Pharmaceuticals, Inc. *	4,400	181

Paratek Pharmaceuticals, Inc.	3,300	63

PDL BioPharma, Inc.	21,289	107

Pernix Therapeutics Holdings, Inc. *	2,500	8

Pfenex, Inc. *	2,300	35

Phibro Animal Health Corp., Class A	4,200	133

POZEN, Inc. *	10,722	63

Prestige Brands Holdings, Inc. *	10,550	476

Progenics Pharmaceuticals, Inc. *	2,253	13

ProQR Therapeutics N.V. *	2,600	38

Prothena Corp. PLC *	3,500	159

PTC Therapeutics, Inc. *	3,013	80

Raptor Pharmaceutical Corp. *	14,629	89

Repligen Corp. *	4,075	113

Repros Therapeutics, Inc. *	21,267	158

Retrophin, Inc. *	3,400	69

Revance Therapeutics, Inc. *	3,700	110

Sagent Pharmaceuticals, Inc. *	7,247	111

Sangamo BioSciences, Inc. *	13,883	78

Sarepta Therapeutics, Inc. *	10,200	328

SciClone Pharmaceuticals, Inc. *	10,447	73

Sorrento Therapeutics, Inc. *	12,300	103

Spectrum Pharmaceuticals, Inc. *	2,516	15

Stemline Therapeutics, Inc. *	3,700	33

Sucampo Pharmaceuticals, Inc., Class A *	11,225	223

Supernus Pharmaceuticals, Inc. *	6,400	90

Tetraphase Pharmaceuticals, Inc. *	3,534	26

TG Therapeutics, Inc. *	14,900	150

TherapeuticsMD, Inc. *	8,400	49

Theravance Biopharma, Inc. *	6,300	69

Theravance, Inc.	7,600	55

Tokai Pharmaceuticals, Inc. *	3,900	40

Tonix Pharmaceuticals Holding Corp. *	6,500	34

USANA Health Sciences, Inc. *	3,291	441

Vanda Pharmaceuticals, Inc. *	8,398	95

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Biotechnology & Pharmaceuticals – 5.9% – continued

Verastem, Inc. *	6,600	$12

Versartis, Inc. *	6,300	73

Vitae Pharmaceuticals, Inc. *	500	6

Vital Therapies, Inc. *	7,700	31

Xencor, Inc. *	1,800	22

XenoPort, Inc. *	10,100	35

Zafgen, Inc. *	3,300	105

ZIOPHARM Oncology, Inc. *	12,646	114

Zogenix, Inc. *	3,800	51
		17,810

Chemicals – 1.6%

A. Schulman, Inc.	5,239	170

American Vanguard Corp.	3,978	46

Axiall Corp.	9,864	155

Balchem Corp.	4,069	247

Cabot Corp.	9,000	284

Calgon Carbon Corp.	8,874	138

Chemtura Corp. *	13,188	377

Ferro Corp. *	15,608	171

FutureFuel Corp.	3,099	31

Globe Specialty Metals, Inc.	9,714	118

H.B. Fuller Co.	7,146	243

Hawkins, Inc.	2,592	100

Innophos Holdings, Inc.	3,706	147

Innospec, Inc.	6,040	281

Intrepid Potash, Inc. (1)*	54	–

KMG Chemicals, Inc.	5,116	99

Koppers Holdings, Inc.	371	7

Kraton Performance Polymers, Inc. *	4,387	79

Kronos Worldwide, Inc.	700	4

Landec Corp. *	2,900	34

LSB Industries, Inc. *	2,867	44

Materion Corp.	3,830	115

Minerals Technologies, Inc.	4,882	235

Oil-Dri Corp. of America	198	5

Olin Corp.	12,486	210

OM Group, Inc.	3,292	108

OMNOVA Solutions, Inc. *	1,673	9

PolyOne Corp.	792	23

Quaker Chemical Corp.	3,688	284

Sensient Technologies Corp.	6,885	422

Stepan Co.	4,145	172

Synalloy Corp.	100	1

Valhi, Inc.	3,000	6

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Chemicals – 1.6% – continued

WD-40 Co.	3,853	$343
		4,708

Commercial Services – 2.3%

ABM Industries, Inc.	9,119	249

Advisory Board (The) Co. *	5,845	266

AMN Healthcare Services, Inc. *	5,340	160

ARC Document Solutions, Inc. *	2,826	17

Ascent Capital Group, Inc., Class A *	1,681	46

Barrett Business Services, Inc.	931	40

Brady Corp., Class A	6,847	135

Brink’s (The) Co.	8,355	226

CBIZ, Inc. *	9,321	91

CDI Corp.	1,448	12

CEB, Inc.	5,339	365

Cimpress N.V. *	4,785	364

Collectors Universe, Inc.	10,069	152

Computer Task Group, Inc.	1,924	12

CorVel Corp. *	4,792	155

CRA International, Inc. *	2,923	63

Cross Country Healthcare, Inc. *	6,341	86

Deluxe Corp.	7,139	398

Ennis, Inc.	4,935	86

Franklin Covey Co. *	938	15

FTI Consulting, Inc. *	5,057	210

G&K Services, Inc., Class A	3,677	245

GP Strategies Corp. *	3,784	86

Hackett Group (The), Inc.	2,440	34

Healthcare Services Group, Inc.	11,075	373

HMS Holdings Corp. *	6,227	55

Huron Consulting Group, Inc. *	2,940	184

Information Services Group, Inc.	2,762	11

Innodata, Inc. *	1,821	4

Insperity, Inc.	4,201	184

Intersections, Inc. *	576	1

Kelly Services, Inc., Class A	5,204	74

Kforce, Inc.	5,901	155

Korn/Ferry International	8,348	276

LifeLock, Inc. *	11,000	96

Multi-Color Corp.	3,177	243

National Research Corp., Class A	7,143	85

Navigant Consulting, Inc. *	7,304	116

On Assignment, Inc. *	7,815	288

R.R. Donnelley & Sons Co.	7,001	102

RPX Corp. *	10,700	147

See Notes to the Financial Statements.

EQUITY FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Commercial Services – 2.3% – continued

Sotheby’s	9,471	$303

SP Plus Corp. *	4,582	106

TriNet Group, Inc. *	4,700	79

TrueBlue, Inc. *	4,950	111

UniFirst Corp.	2,693	288

Vectrus, Inc. *	3,400	75

Viad Corp.	4,615	134

Volt Information Sciences, Inc. *	2,603	24
		7,027

Construction Materials – 0.6%

Apogee Enterprises, Inc.	7,220	322

Deltic Timber Corp.	1,741	104

Headwaters, Inc. *	13,026	245

Louisiana-Pacific Corp. *	19,536	278

Tecnoglass, Inc. *	6,000	82

Trex Co., Inc. *	7,220	241

United States Lime & Minerals, Inc.	1,792	82

Universal Forest Products, Inc.	3,261	188

US Concrete, Inc. *	3,300	158
		1,700

Consumer Products – 2.4%

Adecoagro S.A. *	13,083	104

Alico, Inc.	1,171	48

B&G Foods, Inc.	9,154	334

Boston Beer (The) Co., Inc., Class A *	1,312	276

Boulder Brands, Inc. *	1,403	12

Bridgford Foods Corp. *	366	3

Cal-Maine Foods, Inc.	6,014	328

Central Garden & Pet Co., Class A *	4,215	68

Clearwater Paper Corp. *	3,285	155

Coca-Cola Bottling Co. Consolidated	1,647	319

Craft Brew Alliance, Inc. *	7,309	58

Darling Ingredients, Inc. *	27,052	304

Dean Foods Co.	11,800	195

Diamond Foods, Inc. *	874	27

Elizabeth Arden, Inc. *	1,373	16

Farmer Bros. Co. *	6,714	183

Female Health (The) Co. *	935	1

Fresh Del Monte Produce, Inc.	4,800	190

Golden Enterprises, Inc.	454	2

Helen of Troy Ltd. *	4,426	395

HRG Group, Inc. *	12,640	148

Inter Parfums, Inc.	5,015	124

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Consumer Products – 2.4% – continued

J&J Snack Foods Corp.	3,011	$342

Lancaster Colony Corp.	2,533	247

Lifeway Foods, Inc. *	296	3

National Beverage Corp. *	2,891	89

Nu Skin Enterprises, Inc., Class A	9,700	400

Orchids Paper Products Co.	486	13

Post Holdings, Inc. *	10,362	612

Revlon, Inc., Class A *	486	14

Sanderson Farms, Inc.	2,818	193

Seaboard Corp. *	59	182

Seneca Foods Corp., Class A *	296	8

Snyder’s-Lance, Inc.	6,361	215

Spectrum Brands Holdings, Inc.	3,320	304

Tejon Ranch Co. *	2,839	62

Tootsie Roll Industries, Inc.	5,993	188

TreeHouse Foods, Inc. *	7,186	559

United-Guardian, Inc.	492	9

Universal Corp.	3,656	181

Vector Group Ltd.	11,993	271

Wausau Paper Corp.	13,675	88
		7,270

Consumer Services – 0.9%

Aaron’s, Inc.	9,691	350

American Public Education, Inc. *	1,709	40

Apollo Education Group, Inc. *	19,200	212

Bridgepoint Education, Inc. *	766	6

Bright Horizons Family Solutions, Inc. *	5,200	334

Capella Education Co.	3,206	159

DeVry Education Group, Inc.	9,476	258

Grand Canyon Education, Inc. *	7,469	284

K12, Inc. *	8,771	109

Matthews International Corp., Class A	5,424	266

Medifast, Inc. *	486	13

Nutrisystem, Inc.	5,300	141

Regis Corp. *	9,337	122

Rent-A-Center, Inc.	7,274	176

Strayer Education, Inc. *	1,599	88
		2,558

Containers & Packaging – 0.6%

AEP Industries, Inc. *	2,337	134

Berry Plastics Group, Inc. *	16,932	509

Graphic Packaging Holding Co.	44,010	563

Greif, Inc., Class A	4,300	137

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Containers & Packaging – 0.6% – continued

KapStone Paper and Packaging Corp.	11,023	$182

Myers Industries, Inc.	3,563	48

Tredegar Corp.	6,333	83
		1,656

Design, Manufacturing & Distribution – 0.3%

Benchmark Electronics, Inc. *	6,403	139

CTS Corp.	7,009	130

Fabrinet *	5,500	101

Plexus Corp. *	4,853	187

Sanmina Corp. *	12,459	266

Transcat, Inc. *	83	1
		824

Distributors – Consumer Staples – 0.3%

Andersons (The), Inc.	4,634	158

Calavo Growers, Inc.	2,106	94

Core-Mark Holding Co., Inc.	2,719	178

United Natural Foods, Inc. *	6,711	325
		755

Distributors – Discretionary – 0.9%

Bassett Furniture Industries, Inc.	6,500	181

ePlus, Inc. *	4,023	318

Essendant, Inc.	7,330	238

FTD Cos., Inc. *	3,676	109

Insight Enterprises, Inc. *	7,266	188

PC Connection, Inc.	3,986	83

PCM, Inc. *	957	9

Pool Corp.	6,930	501

ScanSource, Inc. *	4,915	174

SYNNEX Corp.	4,586	390

Tech Data Corp. *	5,891	403

Wayside Technology Group, Inc.	6,040	105
		2,699

Electrical Equipment – 1.3%

AAON, Inc.	8,899	172

American Science & Engineering, Inc.	503	18

Argan, Inc.	4,143	144

Badger Meter, Inc.	3,638	211

Bel Fuse, Inc., Class B	4,607	90

Belden, Inc.	6,883	321

Chase Corp.	456	18

Checkpoint Systems, Inc.	1,062	8

Cognex Corp.	11,341	390

Compx International, Inc. (1)	1	–

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Electrical Equipment – 1.3% – continued

CyberOptics Corp. *	2,396	$15

ESCO Technologies, Inc.	3,661	131

Espey Manufacturing & Electronics Corp.	7,582	184

FARO Technologies, Inc. *	4,638	162

Generac Holdings, Inc. *	9,807	295

General Cable Corp.	8,900	106

GSI Group, Inc. *	6,297	80

Houston Wire & Cable Co.	1,868	12

Itron, Inc. *	4,656	149

Kimball Electronics, Inc. *	2,647	32

Landauer, Inc.	100	4

Littelfuse, Inc.	3,793	346

LSI Industries, Inc.	447	4

Mesa Laboratories, Inc.	1,780	198

MOCON, Inc.	6,104	82

NL Industries, Inc. *	1,244	4

Nortek, Inc. *	1,840	116

Orion Energy Systems, Inc. *	1,232	2

OSI Systems, Inc. *	2,675	206

Powell Industries, Inc.	2,864	86

Preformed Line Products Co.	2,103	78

Stoneridge, Inc. *	967	12

Watts Water Technologies, Inc., Class A	4,543	240
		3,916

Engineering & Construction Services – 0.9%

Comfort Systems USA, Inc.	7,128	194

Dycom Industries, Inc. *	7,089	513

EMCOR Group, Inc.	9,326	413

EnerNOC, Inc. *	6,400	51

Exponent, Inc.	5,924	264

Granite Construction, Inc.	6,973	207

Great Lakes Dredge & Dock Corp. *	3,860	19

Installed Building Products, Inc. *	3,300	83

Integrated Electrical Services, Inc. *	1,326	10

KBR, Inc.	20,200	337

Kratos Defense & Security Solutions, Inc. *	382	2

MasTec, Inc. *	7,770	123

Mistras Group, Inc. *	1,000	13

MYR Group, Inc. *	2,461	64

Orion Marine Group, Inc. (1)*	17	–

PowerSecure International, Inc. *	4,764	55

Primoris Services Corp.	1,900	34

Team, Inc. *	3,639	117

TopBuild Corp. *	6,600	204

See Notes to the Financial Statements.

EQUITY FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Engineering & Construction Services – 0.9% – continued

TRC Cos., Inc. *	1,872	$22

Tutor Perini Corp. *	3,200	53

VSE Corp.	1,504	60

Willbros Group, Inc. *	4,603	6
		2,844

Forest & Paper Products – 0.4%

Domtar Corp.	8,626	309

Mercer International, Inc.	9,600	96

Neenah Paper, Inc.	6,458	376

PH Glatfelter Co.	9,381	162

Resolute Forest Products, Inc. *	9,547	79

Schweitzer-Mauduit International, Inc.	6,359	219
		1,241

Gaming, Lodging & Restaurants – 3.0%

Belmond Ltd., Class A *	13,233	134

Biglari Holdings, Inc. *	565	207

BJ’s Restaurants, Inc. *	3,146	135

Bloomin’ Brands, Inc.	18,600	338

Bob Evans Farms, Inc.	4,493	195

Bojangles’, Inc. *	3,700	63

Boyd Gaming Corp. *	10,608	173

Brinker International, Inc.	1,599	84

Buffalo Wild Wings, Inc. *	2,850	551

Carrols Restaurant Group, Inc. *	1,340	16

Cheesecake Factory (The), Inc.	7,476	403

Choice Hotels International, Inc.	2,777	132

Churchill Downs, Inc.	2,354	315

Chuy’s Holdings, Inc. *	2,600	74

Cracker Barrel Old Country Store, Inc.	3,159	465

Dave & Buster’s Entertainment, Inc. *	3,900	148

Denny’s Corp. *	12,983	143

Diamond Resorts International, Inc. *	4,800	112

DineEquity, Inc.	2,714	249

El Pollo Loco Holdings, Inc. *	700	8

Famous Dave’s of America, Inc. *	2,260	29

Fiesta Restaurant Group, Inc. *	3,647	166

Flanigan’s Enterprises, Inc.	2,992	84

Golden Entertainment, Inc. *	1,500	14

Interval Leisure Group, Inc.	6,864	126

Isle of Capri Casinos, Inc. *	9,591	167

Jack in the Box, Inc.	8,141	627

Kona Grill, Inc. *	5,919	93

Krispy Kreme Doughnuts, Inc. *	10,279	150

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Gaming, Lodging & Restaurants – 3.0% – continued

La Quinta Holdings, Inc. *	14,000	$221

Luby’s, Inc. *	1,256	6

Marriott Vacations Worldwide Corp.	3,841	262

Monarch Casino & Resort, Inc. *	902	16

Morgans Hotel Group Co. *	4,958	16

Nathan’s Famous, Inc.	1,599	61

Papa John’s International, Inc.	6,745	462

Penn National Gaming, Inc. *	10,700	180

Pinnacle Entertainment, Inc. *	8,507	288

Popeyes Louisiana Kitchen, Inc. *	3,901	220

Red Lion Hotels Corp. *	1,092	9

Red Robin Gourmet Burgers, Inc. *	6,396	484

Ruby Tuesday, Inc. *	9,297	58

Ruth’s Hospitality Group, Inc.	3,140	51

Scientific Games Corp., Class A *	8,698	91

Shake Shack, Inc., Class A *	2,200	104

Sonic Corp.	11,945	274

Texas Roadhouse, Inc.	11,966	445

Wendy’s (The) Co.	35,870	310

Zoe’s Kitchen, Inc. *	2,200	87
		9,046

Hardware – 3.0%

3D Systems Corp. *	16,300	188

ADTRAN, Inc.	9,610	140

Alliance Fiber Optic Products, Inc.	6,511	111

ARRIS Group, Inc. *	13,249	344

Astro-Med, Inc.	4,203	59

AVX Corp.	2,900	38

CalAmp Corp. *	8,600	138

Ciena Corp. *	17,604	365

Clearfield, Inc. *	4,600	62

Communications Systems, Inc.	1,661	14

Comtech Telecommunications Corp.	3,412	70

Cray, Inc. *	4,011	80

Daktronics, Inc.	10,312	89

Datalink Corp. *	7,004	42

Diebold, Inc.	9,099	271

Digimarc Corp. *	2,445	75

DTS, Inc. *	4,900	131

Eastman Kodak Co. *	6,300	98

Electronics For Imaging, Inc. *	6,940	300

Emerson Radio Corp.	792	1

Extreme Networks, Inc. *	5,620	19

FEI Co.	6,421	469

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Hardware – 3.0% – continued

Finisar Corp. *	15,277	$170

Gigamon, Inc. *	3,300	66

Harmonic, Inc. *	7,261	42

Identiv, Inc. *	500	2

IMAX Corp. *	10,700	362

Immersion Corp. *	8,207	92

Imprivata, Inc. *	5,300	94

Infinera Corp. *	22,105	432

Infoblox, Inc. *	7,500	120

InterDigital, Inc.	5,883	298

Ixia *	7,324	106

Knowles Corp. *	11,900	219

Kopin Corp. *	6,814	21

KVH Industries, Inc. *	6,291	63

Lexmark International, Inc., Class A	9,396	272

Loral Space & Communications, Inc. *	2,176	103

MRV Communications, Inc. *	4,100	59

Multi-Fineline Electronix, Inc. *	7,300	122

NETGEAR, Inc. *	5,066	148

NetScout Systems, Inc. *	15,275	540

Nimble Storage, Inc. *	8,800	212

Numerex Corp., Class A *	1,861	16

PAR Technology Corp. *	3,554	19

PC-Tel, Inc.	1,240	8

Plantronics, Inc.	6,395	325

Polycom, Inc. *	16,657	175

QLogic Corp. *	12,200	125

Qumu Corp. *	725	3

Rovi Corp. *	2,294	24

Ruckus Wireless, Inc. *	12,900	153

Silicon Graphics International Corp. *	697	3

Sonus Networks, Inc. *	3,745	21

Stratasys Ltd. *	7,400	196

Super Micro Computer, Inc. *	4,954	135

TiVo, Inc. *	15,546	135

TransAct Technologies, Inc.	376	4

TTM Technologies, Inc. *	2,107	13

Ubiquiti Networks, Inc.	5,070	172

Universal Electronics, Inc. *	3,972	167

UTStarcom Holdings Corp. (1)*	18	–

VeriFone Systems, Inc. *	2,456	68

ViaSat, Inc. *	6,412	412

Vishay Precision Group, Inc. *	7,176	83

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Hardware – 3.0% – continued

VOXX International Corp. *	15,824	$117
		9,021

Health Care Facilities & Services – 3.0%

AAC Holdings, Inc. *	1,600	36

Acadia Healthcare Co., Inc. *	4,712	312

Addus HomeCare Corp. *	6,203	193

Air Methods Corp. *	6,255	213

Alliance HealthCare Services, Inc. *	7,135	70

Almost Family, Inc. *	4,730	189

Amedisys, Inc. *	1,500	57

Amsurg Corp. *	7,448	579

BioScrip, Inc. *	4,789	9

Capital Senior Living Corp. *	3,698	74

Charles River Laboratories International, Inc. *	3,948	251

Chemed Corp.	3,790	506

Civitas Solutions, Inc. *	3,900	89

Digirad Corp.	1,868	7

Ensign Group (The), Inc.	6,697	286

ExamWorks Group, Inc. *	7,481	219

Genesis Healthcare, Inc. *	13,027	80

Hanger, Inc. *	4,907	67

HealthEquity, Inc. *	1,150	34

HealthSouth Corp.	14,447	554

Healthways, Inc. *	5,340	59

INC Research Holdings, Inc., Class A *	1,800	72

Independence Holding Co.	906	12

IPC Healthcare, Inc. *	2,929	228

Kindred Healthcare, Inc.	11,963	188

LHC Group, Inc. *	3,091	138

LifePoint Health, Inc. *	5,976	424

Magellan Health, Inc. *	4,468	248

Medcath Corp. (2)*	7,953	–

Molina Healthcare, Inc. *	5,939	409

National HealthCare Corp.	3,270	199

OvaScience, Inc. *	5,200	44

Owens & Minor, Inc.	9,779	312

PAREXEL International Corp. *	8,481	525

PharMerica Corp. *	6,938	198

Premier, Inc., Class A *	4,400	151

Providence Service (The) Corp. *	5,213	227

Select Medical Holdings Corp.	9,396	101

Team Health Holdings, Inc. *	12,389	669

Triple-S Management Corp., Class B *	6,718	120

See Notes to the Financial Statements.

EQUITY FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Health Care Facilities & Services – 3.0% – continued

U.S. Physical Therapy, Inc.	3,815	$171

Universal American Corp. *	3,300	23

WellCare Health Plans, Inc. *	6,760	583
		8,926

Home & Office Products – 1.6%

ACCO Brands Corp. *	10,993	78

American Woodmark Corp. *	3,676	238

AV Homes, Inc. *	4,383	59

Beazer Homes USA, Inc. *	3,167	42

Blount International, Inc. *	3,082	17

Cavco Industries, Inc. *	2,736	186

Century Communities, Inc. *	3,800	75

CSS Industries, Inc.	3,983	105

Flexsteel Industries, Inc.	5,235	164

Griffon Corp.	6,955	110

Herman Miller, Inc.	8,523	246

HNI Corp.	7,276	312

Hooker Furniture Corp.	5,247	123

Hovnanian Enterprises, Inc., Class A *	1,553	3

Interface, Inc.	8,313	187

iRobot Corp. *	3,561	104

KB Home	13,939	189

Kimball International, Inc., Class B	3,596	34

Knoll, Inc.	7,414	163

La-Z-Boy, Inc.	8,302	220

Libbey, Inc.	4,200	137

Lifetime Brands, Inc.	5,662	79

M/I Homes, Inc. *	5,374	127

Masonite International Corp. *	4,200	254

MDC Holdings, Inc.	7,131	187

Meritage Homes Corp. *	5,355	196

NACCO Industries, Inc., Class A	1,393	66

Nobility Homes, Inc. *	858	9

PGT, Inc. *	600	7

Quanex Building Products Corp.	4,167	76

Ryland Group (The), Inc.	6,715	274

St. Joe (The) Co. *	6,632	127

Standard Pacific Corp. *	20,989	168

Stanley Furniture Co., Inc. *	1,290	4

Steelcase, Inc., Class A	11,889	219

Taylor Morrison Home Corp., Class A *	6,600	123

Virco Manufacturing Corp. *	1,642	5

WCI Communities, Inc. *	2,498	57

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Home & Office Products – 1.6% – continued

William Lyon Homes, Class A *	2,100	$43
		4,813

Industrial Services – 0.5%

Applied Industrial Technologies, Inc.	6,542	249

DXP Enterprises, Inc. *	1,930	53

Electro Rent Corp.	1,834	19

Furmanite Corp. *	8,654	53

H&E Equipment Services, Inc.	3,385	57

Kaman Corp.	4,233	152

TAL International Group, Inc. *	3,530	48

Titan Machinery, Inc. *	784	9

Watsco, Inc.	3,861	457

Wesco Aircraft Holdings, Inc. *	7,300	89

WESCO International, Inc. *	7,000	325
		1,511

Institutional Financial Services – 0.6%

BGC Partners, Inc., Class A	29,753	245

Cowen Group, Inc., Class A *	9,100	41

Evercore Partners, Inc., Class A	5,486	276

FBR & Co.	8,130	166

GFI Group, Inc. *	9,604	58

Greenhill & Co., Inc.	3,206	91

INTL. FCStone, Inc. *	4,146	102

Investment Technology Group, Inc.	9,773	130

Moelis & Co., Class A	2,500	66

Piper Jaffray Cos. *	2,661	96

Stifel Financial Corp. *	9,348	394
		1,665

Insurance – 3.3%

Ambac Financial Group, Inc. *	9,911	143

American Equity Investment Life Holding Co.	9,118	213

AMERISAFE, Inc.	3,553	177

AmTrust Financial Services, Inc.	5,177	326

Argo Group International Holdings Ltd.	5,120	290

Aspen Insurance Holdings Ltd.	9,735	452

Atlantic American Corp.	6,801	27

Baldwin & Lyons, Inc., Class B	3,255	71

Citizens, Inc. *	29,682	220

CNO Financial Group, Inc.	27,191	511

Crawford & Co., Class B	15,633	88

Donegal Group, Inc., Class A	1,541	22

eHealth, Inc. *	5,909	76

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Insurance – 3.3% – continued

EMC Insurance Group, Inc.	8,302	$193

Employers Holdings, Inc.	6,440	144

Endurance Specialty Holdings Ltd.	10,648	650

Enstar Group Ltd. *	1,310	196

FBL Financial Group, Inc., Class A	2,016	124

First Acceptance Corp. *	2,799	8

GAINSCO, Inc. *	714	10

Global Indemnity PLC *	491	13

Greenlight Capital Re Ltd., Class A *	3,962	88

Hallmark Financial Services, Inc. *	10,692	123

Hanover Insurance Group (The), Inc.	6,677	519

Horace Mann Educators Corp.	6,561	218

Infinity Property & Casualty Corp.	2,592	209

Kansas City Life Insurance Co.	1,915	90

Kemper Corp.	5,349	189

Maiden Holdings Ltd.	3,175	44

MBIA, Inc. *	34,100	207

Mercury General Corp.	3,099	156

National General Holdings Corp.	6,100	118

National Interstate Corp.	2,933	78

National Western Life Insurance Co., Class A	516	115

Navigators Group (The), Inc. *	2,885	225

OneBeacon Insurance Group Ltd., Class A	5,157	72

Phoenix (The) Cos., Inc. *	271	9

Primerica, Inc.	7,555	340

ProAssurance Corp.	7,100	348

Radian Group, Inc.	30,333	483

RenaissanceRe Holdings Ltd.	1,964	209

RLI Corp.	6,250	335

Safety Insurance Group, Inc.	2,481	134

Selective Insurance Group, Inc.	9,000	279

StanCorp Financial Group, Inc.	5,355	612

Symetra Financial Corp.	10,296	326

Third Point Reinsurance Ltd. *	11,900	160

Unico American Corp. *	114	1

United Fire Group, Inc.	4,826	169

Universal Insurance Holdings, Inc.	8,432	249
		10,059

Iron & Steel – 0.4%

AK Steel Holding Corp. *	14,900	36

Carpenter Technology Corp.	7,200	214

Cliffs Natural Resources, Inc.	12,300	30

Commercial Metals Co.	15,654	212

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Iron & Steel – 0.4% – continued

Haynes International, Inc.	2,380	$90

Northwest Pipe Co. *	4,399	57

Olympic Steel, Inc.	756	8

Shiloh Industries, Inc. *	12,211	99

SunCoke Energy, Inc.	7,900	62

TimkenSteel Corp.	9,900	100

United States Steel Corp.	13,500	141

Universal Stainless & Alloy Products, Inc. *	2,583	27

Worthington Industries, Inc.	8,179	217
		1,293

Leisure Products – 0.8%

Arctic Cat, Inc.	3,673	81

Brunswick Corp.	13,408	642

Callaway Golf Co.	11,034	92

Drew Industries, Inc.	6,495	355

Johnson Outdoors, Inc., Class A	8,183	173

Malibu Boats, Inc. Class A *	1,900	27

Marine Products Corp.	2,474	17

Nautilus, Inc. *	6,833	102

Thor Industries, Inc.	5,010	260

Vista Outdoor, Inc. *	9,500	422

Winnebago Industries, Inc.	4,584	88
		2,259

Machinery – 1.9%

Alamo Group, Inc.	1,136	53

Altra Industrial Motion Corp.	6,577	152

Astec Industries, Inc.	3,273	110

Briggs & Stratton Corp.	6,395	123

CIRCOR International, Inc.	2,701	108

ClearSign Combustion Corp. *	3,992	25

Columbus McKinnon Corp.	5,629	102

Curtiss-Wright Corp.	6,901	431

CVD Equipment Corp. *	1,675	18

Federal Signal Corp.	13,399	184

Franklin Electric Co., Inc.	6,818	186

Gorman-Rupp (The) Co.	5,060	121

Graham Corp.	2,479	44

Hardinge, Inc.	7,904	73

Hillenbrand, Inc.	9,114	237

Hollysys Automation Technologies Ltd.	7,757	136

Hurco Cos., Inc.	1,099	29

Hyster-Yale Materials Handling, Inc.	2,471	143

John Bean Technologies Corp.	3,841	147

See Notes to the Financial Statements.

EQUITY FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Machinery – 1.9% – continued

Joy Global, Inc.	15,300	$228

Kadant, Inc.	3,099	121

Kennametal, Inc.	11,300	281

Key Technology, Inc. *	4,460	54

Lindsay Corp.	2,542	172

Manitowoc (The) Co., Inc.	19,400	291

MSA Safety, Inc.	3,821	153

MTS Systems Corp.	4,398	264

Mueller Water Products, Inc., Class A	18,221	140

Raven Industries, Inc.	5,698	97

Rexnord Corp. *	16,974	288

Rofin-Sinar Technologies, Inc. *	4,463	116

SL Industries, Inc. *	898	31

SPX Corp.	6,500	77

SPX FLOW, Inc. *	6,500	224

Standex International Corp.	3,027	228

Sun Hydraulics Corp.	3,572	98

Tennant Co.	2,874	161

Terex Corp.	14,900	267

Titan International, Inc.	985	6

Twin Disc, Inc.	646	8
		5,727

Manufactured Goods – 0.9%

Aegion Corp. *	8,611	142

AZZ, Inc.	5,360	261

Barnes Group, Inc.	7,925	286

Chart Industries, Inc. *	6,394	123

Core Molding Technologies, Inc. *	4,100	76

Dynamic Materials Corp.	1,090	10

Eastern (The) Co.	3,570	58

EnPro Industries, Inc.	4,069	159

Gibraltar Industries, Inc. *	1,544	28

Handy & Harman Ltd. *	2,349	56

Insteel Industries, Inc.	1,921	31

LB Foster Co., Class A	1,705	21

Mueller Industries, Inc.	11,211	332

NCI Building Systems, Inc. *	5,202	55

Omega Flex, Inc.	2,687	90

Proto Labs, Inc. *	2,884	193

RBC Bearings, Inc. *	4,174	249

Rogers Corp. *	3,313	176

Simpson Manufacturing Co., Inc.	4,915	165

Valmont Industries, Inc.	3,300	313
		2,824

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Media – 2.0%

Autobytel, Inc. *	8,325	$140

Bankrate, Inc. *	2,600	27

Blucora, Inc. *	9,728	134

Crown Media Holdings, Inc., Class A *	3,852	21

Daily Journal Corp. *	420	78

DreamWorks Animation SKG, Inc., Class A *	12,914	225

Entercom Communications Corp., Class A *	6,026	61

Eros International PLC *	4,400	120

Everyday Health, Inc. *	3,700	34

EW Scripps (The) Co., Class A	7,400	131

Gannett Co., Inc.	19,300	284

Global Sources Ltd. *	13,172	109

Gray Television, Inc. *	13,100	167

GrubHub, Inc. *	11,000	268

HealthStream, Inc. *	4,793	104

HomeAway, Inc. *	13,900	369

Houghton Mifflin Harcourt Co. *	20,500	416

Journal Media Group, Inc.	1,340	10

Liberty TripAdvisor Holdings, Inc., Class A *	10,000	222

Marchex, Inc., Class B	1,195	5

Media General, Inc. *	11,792	165

Meredith Corp.	4,935	210

National CineMedia, Inc.	10,900	146

New Media Investment Group, Inc.	2,763	43

New York Times (The) Co., Class A	18,606	220

Nexstar Broadcasting Group, Inc., Class A	4,228	200

Reis, Inc.	5,793	131

RetailMeNot, Inc. *	900	7

Rubicon Project (The), Inc. *	2,800	41

Saga Communications, Inc., Class A	3,192	107

Scholastic Corp.	3,821	149

Shutterfly, Inc. *	6,408	229

Shutterstock, Inc. *	1,785	54

Sinclair Broadcast Group, Inc., Class A	9,323	236

Time, Inc.	15,100	288

Travelzoo, Inc. *	9,681	80

Tribune Publishing Co.	4,800	38

Tucows, Inc., Class A *	3,100	72

WebMD Health Corp. *	6,613	263

Wix.com Ltd. *	5,800	101

World Wrestling Entertainment, Inc., Class A	7,305	123

XO Group, Inc. *	6,142	87

Yelp, Inc. *	10,800	234

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Media – 2.0% – continued

Zillow Group, Inc., Class A *	196	$6

Zillow Group, Inc., Class C *	392	11
		6,166

Medical Equipment & Devices – 4.4%

Abaxis, Inc.	3,516	155

ABIOMED, Inc. *	7,290	676

Accuray, Inc. *	8,883	44

Affymetrix, Inc. *	15,267	130

Align Technology, Inc. *	9,330	530

Analogic Corp.	2,498	205

AngioDynamics, Inc. *	9,570	126

AtriCure, Inc. *	5,920	130

Atrion Corp.	564	211

BioTelemetry, Inc. *	1,296	16

Bovie Medical Corp. *	9,188	18

Bruker Corp. *	11,959	196

Cardiovascular Systems, Inc. *	5,935	94

Catalent, Inc. *	12,540	305

Cepheid, Inc. *	12,305	556

CONMED Corp.	4,726	226

CryoLife, Inc.	9,635	94

Cutera, Inc. *	5,244	69

Cyberonics, Inc. *	5,474	333

Cynosure, Inc., Class A *	7,464	224

Daxor Corp.	559	5

Derma Sciences, Inc. *	526	2

Endologix, Inc. *	7,841	96

Entellus Medical, Inc. *	300	5

Exact Sciences Corp. *	13,390	241

Exactech, Inc. *	7,017	122

Fluidigm Corp. *	200	2

GenMark Diagnostics, Inc. *	2,100	17

Genomic Health, Inc. *	2,563	54

Globus Medical, Inc., Class A *	10,568	218

Greatbatch, Inc. *	5,116	289

Haemonetics Corp. *	8,629	279

Halyard Health, Inc. *	6,400	182

Harvard Apparatus Regenerative Technology, Inc. (1)*	481	–

Harvard Bioscience, Inc. *	2,139	8

HeartWare International, Inc. *	2,349	123

Hill-Rom Holdings, Inc.	10,004	520

ICU Medical, Inc. *	2,971	325

Inogen, Inc. *	2,000	97

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Medical Equipment & Devices – 4.4% – continued

Insulet Corp. *	7,771	$201

Integra LifeSciences Holdings Corp. *	3,716	221

Invacare Corp.	2,900	42

IRIDEX Corp. *	100	1

K2M Group Holdings, Inc. *	2,000	37

LeMaitre Vascular, Inc.	12,940	158

Luminex Corp. *	6,080	103

Masimo Corp. *	8,216	317

Meridian Bioscience, Inc.	4,943	85

Merit Medical Systems, Inc. *	8,203	196

MiMedx Group, Inc. *	11,900	115

Misonix, Inc. *	8,539	94

Myriad Genetics, Inc. *	11,404	427

NanoString Technologies, Inc. *	5,000	80

Natus Medical, Inc. *	10,126	399

Neogen Corp. *	6,303	284

NuVasive, Inc. *	9,287	448

NxStage Medical, Inc. *	4,920	78

Ocular Therapeutix, Inc. *	4,600	65

OraSure Technologies, Inc. *	13,059	58

Orthofix International N.V. *	4,628	156

Quidel Corp. *	6,422	121

Rockwell Medical, Inc. *	1,089	8

RTI Surgical, Inc. *	4,064	23

SeaSpine Holdings Corp. *	1,238	20

Sequenom, Inc. *	2,724	5

Span-America Medical Systems, Inc.	2,334	41

Sparton Corp. *	845	18

Spectranetics (The) Corp. *	5,840	69

STERIS Corp.	9,392	610

SurModics, Inc. *	5,707	125

Symmetry Surgical, Inc. *	2,474	22

T2 Biosystems, Inc. *	4,300	38

Thoratec Corp. *	9,323	590

Tornier N.V. *	1,300	27

Utah Medical Products, Inc.	2,417	130

Vascular Solutions, Inc. *	5,129	166

West Pharmaceutical Services, Inc.	12,869	696

Wright Medical Group, Inc. *	5,544	117
		13,314

Metals & Mining – 0.4%

Century Aluminum Co. *	700	3

Compass Minerals International, Inc.	4,800	376

Encore Wire Corp.	3,061	100

See Notes to the Financial Statements.

EQUITY FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Metals & Mining – 0.4% – continued

Harsco Corp.	3,684	$34

Hecla Mining Co.	46,000	91

Horsehead Holding Corp. *	8,783	27

Kaiser Aluminum Corp.	2,620	210

Stillwater Mining Co. *	16,100	166

US Silica Holdings, Inc.	6,200	87
		1,094

Oil, Gas & Coal – 2.7%

Adams Resources & Energy, Inc.	5,147	211

Alon USA Energy, Inc.	6,068	110

Approach Resources, Inc. *	417	1

Atwood Oceanics, Inc.	7,800	115

Basic Energy Services, Inc. *	1,061	3

Bill Barrett Corp. *	300	1

Bristow Group, Inc.	4,984	130

C&J Energy Services Ltd. *	550	2

Callon Petroleum Co. *	6,556	48

CARBO Ceramics, Inc.	2,600	49

Carrizo Oil & Gas, Inc. *	8,702	266

Clayton Williams Energy, Inc. *	1,810	70

Clean Energy Fuels Corp. *	19,076	86

Cloud Peak Energy, Inc. *	8,022	21

Contango Oil & Gas Co. *	303	2

Dawson Geophysical Co. *	481	2

Delek US Holdings, Inc.	7,852	217

Denbury Resources, Inc.	43,700	107

Diamondback Energy, Inc. *	4,672	302

Dril-Quip, Inc. *	4,800	279

Energy XXI Ltd. (1)	1	–

EnLink Midstream LLC	3,534	65

Evolution Petroleum Corp.	7,531	42

Exterran Holdings, Inc.	7,455	134

Flotek Industries, Inc. *	5,840	98

Forum Energy Technologies, Inc. *	7,967	97

Geospace Technologies Corp. *	389	5

Gran Tierra Energy, Inc. *	1,600	3

Gulf Island Fabrication, Inc.	557	6

Gulfmark Offshore, Inc., Class A	6,074	37

Halcon Resources Corp. (1)*	379	–

Helix Energy Solutions Group, Inc. *	10,205	49

Independence Contract Drilling, Inc. *	1,323	7

Isramco, Inc. *	1,670	166

Laredo Petroleum, Inc. *	19,100	180

LinnCo LLC	582	2

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Oil, Gas & Coal – 2.7% – continued

Matador Resources Co. *	8,000	$166

Matrix Service Co. *	4,414	99

McDermott International, Inc. *	30,300	130

MRC Global, Inc. *	14,600	163

Murphy USA, Inc. *	6,800	374

Natural Gas Services Group, Inc. *	5,112	99

Newpark Resources, Inc. *	14,428	74

NOW, Inc. *	15,800	234

Oasis Petroleum, Inc. *	11,100	96

Oil States International, Inc. *	8,400	219

Panhandle Oil and Gas, Inc., Class A	7,430	120

Par Petroleum Corp. *	2,200	46

Parsley Energy, Inc., Class A *	14,872	224

Patterson-UTI Energy, Inc.	14,000	184

PBF Energy, Inc., Class A	12,000	339

PDC Energy, Inc. *	5,135	272

Peabody Energy Corp. *	16,600	23

Penn Virginia Corp. *	1,000	1

PetroQuest Energy, Inc. *	701	1

PHI, Inc. (Non Voting) *	4,130	78

Pioneer Energy Services Corp. (1)*	232	–

PrimeEnergy Corp. *	1,172	87

Ring Energy, Inc. *	5,200	51

Rowan Cos. PLC, Class A	15,300	247

Sanchez Energy Corp. *	600	4

SEACOR Holdings, Inc. *	2,670	160

SemGroup Corp., Class A	6,055	262

SM Energy Co.	7,200	231

Stone Energy Corp. *	1,085	5

Synergy Resources Corp. *	8,900	87

Tesco Corp.	10,038	72

TETRA Technologies, Inc. *	700	4

Thermon Group Holdings, Inc. *	4,055	83

Tidewater, Inc.	5,600	74

Triangle Petroleum Corp. *	538	1

Ultra Petroleum Corp. *	18,700	119

Unit Corp. *	5,600	63

VAALCO Energy, Inc. *	5,057	9

Western Refining, Inc.	8,643	381

Westmoreland Coal Co. *	1,478	21

World Fuel Services Corp.	8,579	307

WPX Energy, Inc. *	20,500	136
		8,259

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Passenger Transportation – 0.4%

Allegiant Travel Co.	2,850	$617

Copa Holdings S.A., Class A	5,200	218

Era Group, Inc. *	5,600	84

Hawaiian Holdings, Inc. *	6,695	165

Republic Airways Holdings, Inc. *	1,411	8

SkyWest, Inc.	9,300	155

Virgin America, Inc. *	2,200	75
		1,322

Real Estate – 0.3%

Alexander & Baldwin, Inc.	6,008	206

Consolidated-Tomoka Land Co.	2,014	100

Forestar Group, Inc. *	6,948	91

FRP Holdings, Inc. *	1,470	44

Griffin Industrial Realty, Inc.	763	19

Gyrodyne LLC *	934	26

Kennedy-Wilson Holdings, Inc.	12,827	285

Marcus & Millichap, Inc. *	1,800	83

RE/MAX Holdings, Inc., Class A	2,100	76

Resource America, Inc., Class A	1,852	12

Stratus Properties, Inc. *	114	2

Trinity Place Holdings, Inc. *	978	6
		950

Real Estate Investment Trusts – 7.9%

Acadia Realty Trust	10,162	306

AG Mortgage Investment Trust, Inc.	6,199	94

Agree Realty Corp.	4,967	148

Alexander’s, Inc.	740	277

Altisource Residential Corp.	5,300	74

American Assets Trust, Inc.	4,170	170

American Capital Mortgage Investment Corp.	4,100	60

American Residential Properties, Inc.	6,784	117

Apollo Commercial Real Estate Finance, Inc.	6,839	107

Apollo Residential Mortgage, Inc.	3,313	42

Arbor Realty Trust, Inc.	16,404	104

Ares Commercial Real Estate Corp.	4,939	59

Armada Hoffler Properties, Inc.	5,662	55

ARMOUR Residential REIT, Inc.	5,525	111

Ashford Hospitality Prime, Inc.	4,327	61

Ashford Hospitality Trust, Inc.	17,177	105

Blackstone Mortgage Trust, Inc., Class A	8,325	228

Bluerock Residential Growth REIT, Inc.	5,200	62

Brandywine Realty Trust	23,615	291

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Real Estate Investment Trusts – 7.9% – continued

BRT Realty Trust *	16,141	$114

Campus Crest Communities, Inc.	6,269	33

Capstead Mortgage Corp.	11,804	117

CareTrust REIT, Inc.	6,523	74

CatchMark Timber Trust, Inc. Class A	4,055	42

Cedar Realty Trust, Inc.	32,952	205

Chambers Street Properties	34,694	225

Chatham Lodging Trust	4,682	101

Cherry Hill Mortgage Investment Corp.	2,777	42

Chesapeake Lodging Trust	7,584	198

CIM Commercial Trust Corp. (1)	8	–

Colony Capital, Inc., Class A	15,374	301

CorEnergy Infrastructure Trust, Inc.	6,500	29

CoreSite Realty Corp.	4,955	255

Corporate Office Properties Trust	16,195	341

Cousins Properties, Inc.	31,604	291

CubeSmart	23,343	635

CyrusOne, Inc.	8,470	277

CYS Investments, Inc.	23,800	173

DCT Industrial Trust, Inc.	11,805	397

DiamondRock Hospitality Co.	31,950	353

DuPont Fabros Technology, Inc.	9,806	254

Dynex Capital, Inc.	24,058	158

EastGroup Properties, Inc.	4,559	247

Education Realty Trust, Inc.	7,189	237

Ellington Residential Mortgage REIT	3,313	40

Empire State Realty Trust, Inc., Class A	14,100	240

EPR Properties	9,302	480

Equity Commonwealth *	10,618	289

Equity One, Inc.	9,892	241

FelCor Lodging Trust, Inc.	14,752	104

First Industrial Realty Trust, Inc.	15,829	332

First Potomac Realty Trust	10,217	112

First Real Estate Investment Trust	205	4

Franklin Street Properties Corp.	13,600	146

GEO Group (The), Inc.	13,799	410

Getty Realty Corp.	13,733	217

Gladstone Commercial Corp.	7,455	105

Gramercy Property Trust, Inc.	3,159	66

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,162	72

Hatteras Financial Corp.	14,800	224

Healthcare Realty Trust, Inc.	13,827	344

Hersha Hospitality Trust	5,572	126

Highwoods Properties, Inc.	14,490	562

See Notes to the Financial Statements.

EQUITY FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Real Estate Investment Trusts – 7.9% – continued

Hudson Pacific Properties, Inc.	10,105	$291

InfraREIT, Inc.	4,200	99

Inland Real Estate Corp.	24,789	201

Invesco Mortgage Capital, Inc.	18,900	231

Investors Real Estate Trust	28,880	224

iStar, Inc. *	9,657	122

JAVELIN Mortgage Investment Corp.	810	5

Kite Realty Group Trust	3,712	88

LaSalle Hotel Properties	17,923	509

Lexington Realty Trust	28,116	228

LTC Properties, Inc.	5,225	223

Mack-Cali Realty Corp.	13,300	251

Medical Properties Trust, Inc.	32,027	354

Monmouth Real Estate Investment Corp.	19,945	194

Monogram Residential Trust, Inc.	24,400	227

National Health Investors, Inc.	5,859	337

New Residential Investment Corp.	29,529	387

New Senior Investment Group, Inc.	916	10

New York Mortgage Trust, Inc.	10,279	56

New York REIT, Inc.	24,400	245

Newcastle Investment Corp.	7,829	34

One Liberty Properties, Inc.	9,582	204

Orchid Island Capital, Inc.	8,384	78

Parkway Properties, Inc.	15,421	240

Pebblebrook Hotel Trust	11,320	401

Pennsylvania Real Estate Investment Trust	8,751	174

PennyMac Mortgage Investment Trust	6,054	94

Physicians Realty Trust	8,148	123

Post Properties, Inc.	7,388	431

Potlatch Corp.	5,634	162

PS Business Parks, Inc.	2,373	188

QTS Realty Trust, Inc., Class A	2,028	89

RAIT Financial Trust	20,494	102

Ramco-Gershenson Properties Trust	9,661	145

Redwood Trust, Inc.	10,356	143

Resource Capital Corp.	5,289	59

Retail Opportunity Investments Corp.	10,305	170

Rexford Industrial Realty, Inc.	8,241	114

RLJ Lodging Trust	18,707	473

Rouse Properties, Inc.	5,126	80

Ryman Hospitality Properties, Inc.	6,640	327

Sabra Health Care REIT, Inc.	7,741	179

Saul Centers, Inc.	2,458	127

Select Income REIT	1,706	32

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Real Estate Investment Trusts – 7.9% – continued

Silver Bay Realty Trust Corp.	4,967	$80

Sotherly Hotels, Inc.	474	3

Sovran Self Storage, Inc.	5,364	506

STAG Industrial, Inc.	8,021	146

Strategic Hotels & Resorts, Inc. *	41,633	574

Summit Hotel Properties, Inc.	8,325	97

Sun Communities, Inc.	6,053	410

Sunstone Hotel Investors, Inc.	29,454	390

Terreno Realty Corp.	4,130	81

UMH Properties, Inc.	17,011	158

Universal Health Realty Income Trust	3,277	154

Urban Edge Properties	13,000	281

Urstadt Biddle Properties, Inc., Class A	3,584	67

Washington Real Estate Investment Trust	8,539	213

Western Asset Mortgage Capital Corp.	6,646	84

Whitestone REIT	4,981	57

Winthrop Realty Trust	8,956	129

WP GLIMCHER, Inc.	3,385	40

ZAIS Financial Corp.	3,313	44
		23,649

Recreational Facilities & Services – 0.6%

AMC Entertainment Holdings, Inc., Class A	5,200	131

Bowl America, Inc., Class A	492	7

Carmike Cinemas, Inc. *	3,169	64

ClubCorp Holdings, Inc.	4,200	90

International Speedway Corp., Class A	4,864	154

Marcus (The) Corp.	2,393	46

RCI Hospitality Holdings, Inc. *	6,118	64

Reading International, Inc., Class A *	3,095	39

SeaWorld Entertainment, Inc.	9,300	166

Speedway Motorsports, Inc.	4,958	90

Steiner Leisure Ltd. *	2,590	164

Town Sports International Holdings, Inc. *	3,071	8

Vail Resorts, Inc.	6,441	674
		1,697

Renewable Energy – 0.5%

Advanced Energy Industries, Inc. *	9,514	250

Canadian Solar, Inc. *	1,600	27

EnerSys	6,028	323

Green Plains, Inc.	4,016	78

Pacific Ethanol, Inc. *	5,400	35

Renewable Energy Group, Inc. *	4,652	38

REX American Resources Corp. *	5,419	274

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Renewable Energy – 0.5% – continued

Solar3D, Inc. *	25,800	$71

SolarEdge Technologies, Inc. *	6,500	149

Solazyme, Inc. *	9,910	26

SunPower Corp. *	7,214	145

Ultralife Corp. *	846	5
		1,421

Retail – Consumer Staples – 0.8%

Big Lots, Inc.	7,582	363

Casey’s General Stores, Inc.	7,151	736

Five Below, Inc. *	7,400	248

Fred’s, Inc., Class A	6,146	73

Fresh Market (The), Inc. *	1,136	26

Ingles Markets, Inc., Class A	3,985	191

PriceSmart, Inc.	2,958	229

SpartanNash Co.	5,891	152

SUPERVALU, Inc. *	43,995	316

Village Super Market, Inc., Class A	1,347	32

Weis Markets, Inc.	3,694	154
		2,520

Retail – Discretionary – 3.7%

1-800-Flowers.com, Inc., Class A *	3,528	32

Abercrombie & Fitch Co., Class A	9,900	210

American Eagle Outfitters, Inc.	30,800	481

America’s Car-Mart, Inc. *	2,435	81

Asbury Automotive Group, Inc. *	5,337	433

Ascena Retail Group, Inc. *	24,613	342

Barnes & Noble Education, Inc. *	4,044	51

Barnes & Noble, Inc.	13,700	166

Beacon Roofing Supply, Inc. *	7,140	232

Big 5 Sporting Goods Corp.	694	7

Blue Nile, Inc. *	3,560	119

Boise Cascade Co. *	5,300	134

Books-A-Million, Inc. *	300	1

Buckle (The), Inc.	3,835	142

Build-A-Bear Workshop, Inc. *	3,714	70

Builders FirstSource, Inc. *	7,004	89

Burlington Stores, Inc. *	12,900	658

Caleres, Inc.	7,783	238

Cato (The) Corp., Class A	3,389	115

Chico’s FAS, Inc.	20,900	329

Children’s Place (The), Inc.	3,835	221

Christopher & Banks Corp. *	2,477	3

Citi Trends, Inc.	2,800	66

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Retail – Discretionary – 3.7% – continued

Conn’s, Inc. *	2,204	$53

Destination Maternity Corp.	659	6

Ethan Allen Interiors, Inc.	5,242	138

Express, Inc. *	11,462	205

Finish Line (The), Inc., Class A	6,687	129

First Cash Financial Services, Inc. *	4,112	165

Flex Pharma, Inc. *	2,300	28

Francesca’s Holdings Corp. *	1,500	18

Gaiam, Inc., Class A *	642	4

Genesco, Inc. *	3,317	189

Group 1 Automotive, Inc.	3,988	340

Guess?, Inc.	8,400	179

Haverty Furniture Cos., Inc.	9,363	220

Hibbett Sports, Inc. *	4,852	170

HSN, Inc.	6,890	394

J.C. Penney Co., Inc. *	41,500	386

Kirkland’s, Inc.	4,152	89

Liquidity Services, Inc. *	11,851	88

Lithia Motors, Inc., Class A	3,304	357

Lumber Liquidators Holdings, Inc. *	1,877	25

MarineMax, Inc. *	2,500	35

Mattress Firm Holding Corp. *	2,349	98

Men’s Wearhouse (The), Inc.	6,971	296

Monro Muffler Brake, Inc.	4,372	295

New York & Co., Inc. *	817	2

Outerwall, Inc.	4,205	239

Overstock.com, Inc. *	3,891	67

Penske Automotive Group, Inc.	9,337	452

Pep Boys-Manny Moe & Jack (The) *	13,630	166

PetMed Express, Inc.	5,423	87

Pier 1 Imports, Inc.	21,098	146

Restoration Hardware Holdings, Inc. *	4,877	455

Rush Enterprises, Inc., Class A *	5,230	127

Select Comfort Corp. *	7,393	162

Shoe Carnival, Inc.	3,958	94

Sonic Automotive, Inc., Class A	7,550	154

Stage Stores, Inc.	6,537	64

Stein Mart, Inc.	3,174	31

Stock Building Supply Holdings, Inc. *	4,200	74

Systemax, Inc. *	6,917	52

Tuesday Morning Corp. *	2,242	12

United Online, Inc. *	9,049	91

Vera Bradley, Inc. *	5,832	74

Vitamin Shoppe, Inc. *	4,052	132

See Notes to the Financial Statements.

EQUITY FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Retail – Discretionary – 3.7% – continued

West Marine, Inc. *	788	$7

Winmark Corp.	123	13

zulily, Inc., Class A *	11,200	195

Zumiez, Inc. *	3,918	61
		11,084

Semiconductors – 2.9%

Alpha & Omega Semiconductor Ltd. *	3,800	30

Ambarella, Inc. *	4,100	237

Amkor Technology, Inc. *	3,442	15

Brooks Automation, Inc.	9,782	115

Cabot Microelectronics Corp. *	2,636	102

Cascade Microtech, Inc. *	6,896	97

Cavium, Inc. *	9,561	587

CEVA, Inc. *	5,100	95

Cirrus Logic, Inc. *	11,133	351

Coherent, Inc. *	3,572	195

Cohu, Inc.	13,459	133

Cypress Semiconductor Corp. *	31,789	271

Diodes, Inc. *	5,263	112

DSP Group, Inc. *	2,416	22

Electro Scientific Industries, Inc. (1)	48	–

Entegris, Inc. *	21,294	281

Exar Corp. *	11,310	67

Fairchild Semiconductor International, Inc. *	17,573	247

II-VI, Inc. *	5,277	85

Inphi Corp. *	6,600	159

Integrated Device Technology, Inc. *	24,683	501

Intersil Corp., Class A	23,177	271

InvenSense, Inc. *	1,040	10

IXYS Corp.	9,780	109

Kulicke & Soffa Industries, Inc. *	11,717	108

Lattice Semiconductor Corp. *	15,855	61

M/A-COM Technology Solutions Holdings, Inc. *	2,900	84

Microsemi Corp. *	15,890	521

MKS Instruments, Inc.	7,624	256

Monolithic Power Systems, Inc.	5,267	270

Nanometrics, Inc. *	6,884	84

Newport Corp. *	6,958	96

NVE Corp.	3,017	146

OmniVision Technologies, Inc. *	9,676	254

Park Electrochemical Corp.	4,684	82

Pericom Semiconductor Corp.	6,592	120

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Semiconductors – 2.9% – continued

Photronics, Inc. *	4,543	$41

PMC – Sierra, Inc. *	27,506	186

Power Integrations, Inc.	4,428	187

Rambus, Inc. *	13,635	161

Rudolph Technologies, Inc. *	8,396	104

Semtech Corp. *	8,450	128

Silicon Laboratories, Inc. *	5,655	235

Synaptics, Inc. *	6,128	505

Tessera Technologies, Inc.	6,974	226

Ultratech, Inc. *	5,202	83

Universal Display Corp. *	5,334	181

Veeco Instruments, Inc. *	6,000	123

Vishay Intertechnology, Inc.	17,727	172

Xcerra Corp. *	15,255	96
		8,602

Software – 5.3%

2U, Inc. *	2,500	90

ACI Worldwide, Inc. *	16,135	341

Actua Corp. *	8,942	105

Acxiom Corp. *	7,637	151

Agilysys, Inc. *	8,648	96

Allscripts Healthcare Solutions, Inc. *	24,300	301

American Software, Inc., Class A	14,453	136

Aspen Technology, Inc. *	12,892	489

AVG Technologies N.V. *	5,700	124

Avid Technology, Inc. *	6,618	53

Aware, Inc. *	683	2

Barracuda Networks, Inc. *	1,900	30

Blackbaud, Inc.	6,949	390

BroadSoft, Inc. *	3,099	93

Callidus Software, Inc. *	7,061	120

CommVault Systems, Inc. *	7,567	257

Computer Programs & Systems, Inc.	3,823	161

Concurrent Computer Corp.	13,023	62

Constant Contact, Inc. *	1,097	27

Cornerstone OnDemand, Inc. *	7,448	246

Cvent, Inc. *	4,700	158

CyberArk Software Ltd. *	14,000	702

Datawatch Corp. *	800	5

Dealertrack Technologies, Inc. *	9,139	577

Demandware, Inc. *	4,900	253

Digi International, Inc. *	9,301	110

Ebix, Inc.	3,200	80

eGain Corp. (1)*	97	–

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Software – 5.3% – continued

Envestnet, Inc. *	2,449	$73

Epiq Systems, Inc.	6,015	78

Exa Corp. *	1,315	14

Fleetmatics Group PLC *	5,200	255

Guidance Software, Inc. *	100	1

Guidewire Software, Inc. *	12,111	637

Imperva, Inc. *	3,200	209

inContact, Inc. *	7,752	58

InnerWorkings, Inc. *	1,101	7

Interactive Intelligence Group, Inc. *	2,972	88

InterXion Holding N.V. *	9,700	263

iPass, Inc. *	1,702	2

Lionbridge Technologies, Inc. *	2,472	12

LivePerson, Inc. *	10,598	80

LogMeIn, Inc. *	4,735	323

Manhattan Associates, Inc. *	15,993	996

MedAssets, Inc. *	11,004	221

Mentor Graphics Corp.	16,643	410

Merge Healthcare, Inc. *	771	5

MicroStrategy, Inc., Class A *	1,280	251

Monotype Imaging Holdings, Inc.	4,698	102

NeuStar, Inc., Class A *	7,800	212

Omnicell, Inc. *	9,029	281

Park City Group, Inc. *	1,600	17

Paycom Software, Inc. *	4,700	169

PDF Solutions, Inc. *	4,806	48

Pegasystems, Inc.	6,893	170

Progress Software Corp. *	9,064	234

Proofpoint, Inc. *	5,200	314

PROS Holdings, Inc. *	4,606	102

PTC, Inc. *	14,071	447

Q2 Holdings, Inc. *	1,050	26

QAD, Inc., Class B	687	15

Qlik Technologies, Inc. *	13,823	504

Quality Systems, Inc.	5,584	70

Qualys, Inc. *	1,000	28

RealPage, Inc. *	5,555	92

Rosetta Stone, Inc. *	9,400	63

SciQuest, Inc. *	773	8

Seachange International, Inc. *	1,264	8

Simulations Plus, Inc.	9,600	91

SPS Commerce, Inc. *	2,485	169

Support.com, Inc. *	1,024	1

Synchronoss Technologies, Inc. *	7,447	244

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Software – 5.3% – continued

Take-Two Interactive Software, Inc. *	12,750	$366

Tangoe, Inc. *	1,800	13

Textura Corp. *	2,100	54

TubeMogul, Inc. *	900	9

Tyler Technologies, Inc. *	5,848	873

Ultimate Software Group (The), Inc. *	3,973	711

Varonis Systems, Inc. *	2,400	37

VASCO Data Security International, Inc. *	4,617	79

Verint Systems, Inc. *	10,229	441

VirnetX Holding Corp. *	4,700	17

Web.com Group, Inc. *	6,406	135

Xura, Inc. *	3,048	68

Zendesk, Inc. *	8,900	175

Zynga, Inc., Class A *	127,900	292
		15,827

Specialty Finance – 2.6%

Aircastle Ltd.	9,295	192

Arlington Asset Investment Corp., Class A	486	7

Avolon Holdings Ltd. *	13,500	411

Blackhawk Network Holdings, Inc. *	7,475	317

CAI International, Inc. *	2,725	27

Cardtronics, Inc. *	5,181	169

Cash America International, Inc.	8,451	236

Cass Information Systems, Inc.	2,438	120

CoreLogic, Inc. *	12,188	454

Ellie Mae, Inc. *	4,805	320

Encore Capital Group, Inc. *	4,685	173

Enova International, Inc. *	1,536	16

Essent Group Ltd. *	9,000	224

Euronet Worldwide, Inc. *	7,624	565

Everi Holdings, Inc. *	4,926	25

Federal Agricultural Mortgage Corp., Class C	100	3

First American Financial Corp.	14,938	584

GATX Corp.	6,300	278

Green Dot Corp., Class A *	8,300	146

Heartland Payment Systems, Inc.	5,123	323

HFF, Inc., Class A	6,034	204

HomeStreet, Inc. *	519	12

Investors Title Co.	1,944	141

LendingTree, Inc. *	1,921	179

Liberty Tax, Inc.	800	19

McGrath RentCorp	4,440	119

Meta Financial Group, Inc.	4,353	182

See Notes to the Financial Statements.

EQUITY FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Specialty Finance – 2.6% – continued

MGIC Investment Corp. *	20,005	$185

MoneyGram International, Inc. (1)*	59	–

Nelnet, Inc., Class A	6,108	211

Net 1 UEPS Technologies, Inc. *	8,646	145

NewStar Financial, Inc. *	1,646	13

Ocwen Financial Corp. *	17,987	121

PennyMac Financial Services, Inc., Class A *	3,900	62

PHH Corp. *	7,153	101

PRA Group, Inc. *	7,066	374

Stewart Information Services Corp.	5,096	208

Textainer Group Holdings Ltd.	839	14

Walter Investment Management Corp. *	6,306	102

WEX, Inc. *	6,385	554

Willis Lease Finance Corp. *	651	11

World Acceptance Corp. *	3,247	87

Xoom Corp. *	4,500	112
		7,746

Technology Services – 2.5%

Black Box Corp.	1,089	16

Bottomline Technologies de, Inc. *	5,248	131

CACI International, Inc., Class A *	3,936	291

Ciber, Inc. *	6,418	20

Computer Services, Inc.	2,242	93

comScore, Inc. *	6,500	300

Convergys Corp.	15,321	354

CSG Systems International, Inc.	5,388	166

Cubic Corp.	4,112	172

Endurance International Group Holdings, Inc. *	8,800	118

Engility Holdings, Inc.	2,142	55

EPAM Systems, Inc. *	7,134	532

EVERTEC, Inc.	9,200	166

ExlService Holdings, Inc. *	4,213	156

Fair Isaac Corp.	5,882	497

Forrester Research, Inc.	4,559	143

Globant S.A. *	4,000	122

ICF International, Inc. *	3,277	100

Luxoft Holding, Inc. *	2,456	155

ManTech International Corp., Class A	2,300	59

MarketAxess Holdings, Inc.	5,886	547

Mattersight Corp. *	1,561	12

MAXIMUS, Inc.	14,734	878

Medidata Solutions, Inc. *	8,239	347

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Technology Services – 2.5% – continued

NIC, Inc.	8,347	$148

Perficient, Inc. *	4,723	73

Rentrak Corp. *	2,678	145

Science Applications International Corp.	5,913	238

StarTek, Inc. *	835	3

Sykes Enterprises, Inc. *	10,635	271

Syntel, Inc. *	8,824	400

TeleTech Holdings, Inc.	7,075	189

TESSCO Technologies, Inc.	1,464	31

Travelport Worldwide Ltd.	18,600	246

Unisys Corp. *	541	6

Virtusa Corp. *	5,100	262

WageWorks, Inc. *	5,020	226
		7,668

Telecom – 1.2%

8x8, Inc. *	14,752	122

Alteva, Inc.	2,850	13

Atlantic Tele-Network, Inc.	2,986	221

Cincinnati Bell, Inc. *	28,683	90

Cogent Communications Holdings, Inc.	7,595	206

Consolidated Communications Holdings, Inc.	12,628	243

DigitalGlobe, Inc. *	11,123	212

FairPoint Communications, Inc. *	3,800	59

General Communication, Inc., Class A *	11,496	198

Globalstar, Inc. *	76,000	119

Gogo, Inc. *	7,300	112

Hawaiian Telcom Holdco, Inc. *	6,300	131

IDT Corp., Class B	5,975	85

Inteliquent, Inc.	4,500	101

Intelsat S.A. *	1,300	8

Internap Corp. *	3,856	24

j2 Global, Inc.	7,799	553

Lumos Networks Corp.	5,464	66

NTELOS Holdings Corp. (1)*	12	–

Pendrell Corp. *	20,077	14

Premiere Global Services, Inc. *	14,542	200

RigNet, Inc. *	3,704	94

Shenandoah Telecommunications Co.	4,225	181

Spok Holdings, Inc.	3,859	64

Straight Path Communications, Inc., Class B *	4,483	181

Vonage Holdings Corp. *	30,000	176

West Corp.	5,500	123

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Telecom – 1.2% – continued

Zix Corp. *	3,200	$13
		3,609

Transportation & Logistics – 1.6%

Air Transport Services Group, Inc. *	14,426	123

ArcBest Corp.	3,800	98

Atlas Air Worldwide Holdings, Inc. *	3,641	126

Celadon Group, Inc.	4,909	79

Con-way, Inc.	8,300	394

Covenant Transportation Group, Inc., Class A *	1,790	32

DHT Holdings, Inc.	9,400	70

Dorian LPG Ltd. *	965	10

Echo Global Logistics, Inc. *	5,700	112

Forward Air Corp.	4,840	201

GasLog Ltd.	3,200	31

Golar LNG Ltd.	4,126	115

Heartland Express, Inc.	9,632	192

Hornbeck Offshore Services, Inc. *	4,404	60

International Shipholding Corp.	341	1

Knight Transportation, Inc.	8,710	209

Landstar System, Inc.	6,400	406

Marten Transport Ltd.	6,914	112

Matson, Inc.	5,901	227

Mobile Mini, Inc.	6,688	206

Navigator Holdings Ltd. *	3,600	48

Nordic American Tankers Ltd.	11,965	182

P.A.M. Transportation Services, Inc. *	2,992	99

Patriot Transportation Holding, Inc. *	456	11

Providence and Worcester Railroad Co.	8,225	130

Saia, Inc. *	3,570	110

Scorpio Tankers, Inc.	21,983	201

Ship Finance International Ltd.	7,784	126

Stamps.com, Inc. *	5,049	374

Swift Transportation Co. *	12,200	183

Tsakos Energy Navigation Ltd.	7,500	61

Universal Truckload Services, Inc.	4,498	70

USA Truck, Inc. *	3,948	68

UTi Worldwide, Inc. *	4,053	19

Werner Enterprises, Inc.	6,580	165

XPO Logistics, Inc. *	10,164	242
		4,893

Transportation Equipment – 0.2%

American Railcar Industries, Inc.	2,570	93

Conrad Industries, Inc.	2,456	55

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Transportation Equipment – 0.2% – continued

FreightCar America, Inc.	4,147	$71

Greenbrier (The) Cos., Inc.	1,638	52

Meritor, Inc. *	14,000	149

Spartan Motors, Inc.	27,050	112

Wabash National Corp. *	16,355	173
		705

Utilities – 3.4%

Abengoa Yield PLC	8,100	134

ALLETE, Inc.	9,227	466

American States Water Co.	5,976	247

Artesian Resources Corp., Class A	6,869	166

Avista Corp.	9,472	315

Black Hills Corp.	6,224	257

California Water Service Group	5,920	131

Chesapeake Utilities Corp.	4,520	240

Cleco Corp.	6,927	369

Connecticut Water Service, Inc.	6,192	226

Consolidated Water Co. Ltd.	13,841	161

Delta Natural Gas Co., Inc.	2,658	54

Dynegy, Inc. *	23,472	485

El Paso Electric Co.	6,684	246

Empire District Electric (The) Co.	5,189	114

IDACORP, Inc.	9,186	594

Laclede Group (The), Inc.	6,585	359

MGE Energy, Inc.	4,366	180

Middlesex Water Co.	9,369	223

New Jersey Resources Corp.	16,662	500

Northwest Natural Gas Co.	4,508	207

NorthWestern Corp.	7,215	388

NRG Yield, Inc., Class A	7,600	85

NRG Yield, Inc., Class C	3,700	43

ONE Gas, Inc.	8,568	388

Ormat Technologies, Inc.	5,083	173

Otter Tail Corp.	4,800	125

Pattern Energy Group, Inc.	5,800	111

Piedmont Natural Gas Co., Inc.	11,834	474

PNM Resources, Inc.	13,762	386

Portland General Electric Co.	11,440	423

RGC Resources, Inc.	581	12

SJW Corp.	6,996	215

South Jersey Industries, Inc.	9,276	234

Southwest Gas Corp.	7,015	409

Talen Energy Corp. *	15,300	155

UIL Holdings Corp.	7,032	354

See Notes to the Financial Statements.

EQUITY FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.3% – continued

Utilities – 3.4% – continued

Unitil Corp.	3,678	$136

WGL Holdings, Inc.	7,783	449

York Water (The) Co.	3,644	77
		10,311

Waste & Environment Services & Equipment – 0.5%

Advanced Emissions Solutions, Inc. *	4,700	31

Cantel Medical Corp.	8,599	488

CECO Environmental Corp.	6,461	53

CLARCOR, Inc.	6,992	333

Covanta Holding Corp.	16,300	285

Heritage-Crystal Clean, Inc. *	498	5

Sharps Compliance Corp. *	1,860	16

Tetra Tech, Inc.	7,997	194

US Ecology, Inc.	4,605	201
		1,606
Total Common Stocks
(Cost $244,330)		286,459

MASTER LIMITED PARTNERSHIPS – 0.0%

Institutional Financial Services – 0.0%

JMP Group LLC	797	5

Oil, Gas & Coal – 0.0%

Vanguard Natural Resources LLC	600	5
Total Master Limited Partnerships
(Cost $22)		10

RIGHTS – 0.0%

Biotechnology & Pharmaceuticals – 0.0%

Forest Laboratories, Inc. (Contingent Value Rights) *	3,326	–

Medical Equipment & Devices – 0.0%

American Medical Alert Corp. (2)*	13,109	–
Total Rights
(Cost $ – )		–

OTHER – 0.0%

Escrow Adolor Corp. (2)*	1,241	–
Total Other
(Cost $ – )		–

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 4.0%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (3)	11,986,343	$11,986
Total Investment Companies
(Cost $11,986)		11,986

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.4%

U.S. Treasury Bill, 0.05%, 10/8/15 (4)(5)	$1,250	$1,250
Total Short-Term Investments
(Cost $1,250)		1,250

Total Investments – 99.7%
(Cost $257,588)		299,705

Other Assets less Liabilities – 0.3%		1,004
NET ASSETS – 100.0%		$300,709

(1)	Value rounds to less than one thousand.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
(5)	Discount rate at the time of purchase.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

At September 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Russell 2000 Mini Index	123	$13,480	Long	12/15	$(543)

At September 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	15.0%
Consumer Staples	3.5
Energy	3.1
Financials	25.1
Health Care	14.7
Industrials	12.6
Information Technology	17.7
Materials	3.8
Telecommunication Services	0.9
Utilities	3.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Banking	$28,833	$195	$–	$29,028
Electrical Equipment	3,732	184	–	3,916
Home & Office Products	4,804	9	–	4,813
Insurance	10,049	10	–	10,059
Real Estate	944	6	–	950
Real Estate Investment Trusts	23,645	4	–	23,649
All Other Industries (1)	214,044	–	–	214,044
Total Common Stocks	286,051	408	–	286,459
Master Limited Partnerships (1)	10	–	–	10
Investment Companies	11,986	–	–	11,986
Short-Term Investments	–	1,250	–	1,250
Total Investments	$298,047	$1,658	$–	$299,705

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(543)	$–	$–	$(543)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, the Fund had transfers from Level 1 to 2 as disclosed below:

Transfers from Level 1 to Level 2

Industry	Value (000s)	Reason
Common Stocks
Banking	$4	Valuations at bid price
Home & Office Products	9	Valuations at bid price
Insurance	10	Valuations at bid price
Real Estate	6	Valuations at bid price
Total	$29

See Notes to the Financial Statements.

EQUITY FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

At September 30, 2015, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

Industry	Value (000s)	Reason
Common Stocks
Banking	$6	Valuations at official close price
Gaming, Lodging & Restaurants	84	Valuations at official close price
Medical Equipment & Devices	5	Valuations at official close price
Real Estate	19	Valuations at official close price
Recreational Facilities & Services	7	Valuations at official close price
Total	$121

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/15 (000s)	REALIZED GAINS (LOSSES) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/15 (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/15 (000s)

Rights

Real Estate Investment Trust	$15	$(5)	$—	$—	$(10)	$—	$—	$—	$—

Total	$15	$(5)	$—	$—	$(10)	$—	$—	$—	$—

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9%

Aerospace & Defense – 1.3%

AAR Corp.	399,013	$7,569

Ducommun, Inc. *	26,247	527

Esterline Technologies Corp. *	185,102	13,307

Moog, Inc., Class A *	171,884	9,294

Orbital ATK, Inc.	77,550	5,574

Woodward, Inc.	45,264	1,842
		38,113

Apparel & Textile Products – 0.3%

Columbia Sportswear Co.	35,371	2,080

Movado Group, Inc.	53,397	1,379

Perry Ellis International, Inc. *	103,463	2,272

Unifi, Inc. *	123,224	3,673
		9,404

Asset Management – 0.4%

Calamos Asset Management, Inc., Class A	171,207	1,623

Janus Capital Group, Inc.	678,841	9,232
		10,855

Automotive – 1.8%

Cooper Tire & Rubber Co.	387,226	15,299

Cooper-Standard Holding, Inc. *	45,293	2,627

Dana Holding Corp.	1,124,042	17,850

Miller Industries, Inc.	115,334	2,254

Modine Manufacturing Co. *	69,095	544

Remy International, Inc.	29,710	869

Standard Motor Products, Inc.	168,760	5,886

Strattec Security Corp.	2,017	127

Superior Industries International, Inc.	314,383	5,873
		51,329

Banking – 20.0%

1st Source Corp.	12,559	387

Arrow Financial Corp.	15,710	419

Astoria Financial Corp.	492,605	7,931

BancFirst Corp.	62,012	3,913

BancorpSouth, Inc.	533,570	12,683

Bank of Marin Bancorp	2,828	136

BankFinancial Corp.	121,571	1,511

Banner Corp.	36,667	1,752

BBCN Bancorp, Inc.	431,229	6,477

Berkshire Hills Bancorp, Inc.	94,606	2,605

BNC Bancorp	27,663	615

Boston Private Financial Holdings, Inc.	148,257	1,735

Brookline Bancorp, Inc.	180,371	1,829

Bryn Mawr Bank Corp.	19,589	609

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Banking – 20.0% – continued

Cardinal Financial Corp.	221,429	$5,095

Cathay General Bancorp	502,112	15,043

Central Pacific Financial Corp.	32,376	679

Chemical Financial Corp.	365,532	11,825

City Holding Co.	137,724	6,790

CNB Financial Corp.	6,834	124

CoBiz Financial, Inc.	19,411	253

Columbia Banking System, Inc.	146,798	4,582

Community Bank System, Inc.	423,764	15,751

Community Trust Bancorp, Inc.	178,260	6,330

CVB Financial Corp.	502,350	8,389

Dime Community Bancshares, Inc.	448,139	7,574

Financial Institutions, Inc.	47,983	1,189

First Busey Corp.	28,131	559

First Commonwealth Financial Corp.	170,293	1,548

First Defiance Financial Corp.	5,209	190

First Financial Bancorp	486,586	9,284

First Financial Corp.	131,003	4,238

First Merchants Corp.	246,788	6,471

First Midwest Bancorp, Inc.	533,233	9,353

FirstMerit Corp.	670,971	11,856

Flushing Financial Corp.	423,175	8,472

FNB Corp.	1,141,967	14,788

Fulton Financial Corp.	256,481	3,103

German American Bancorp, Inc.	6,278	184

Glacier Bancorp, Inc.	192,482	5,080

Great Southern Bancorp, Inc.	17,674	765

Hanmi Financial Corp.	89,382	2,252

Heartland Financial USA, Inc.	148,173	5,377

Heritage Financial Corp.	83,489	1,571

Home BancShares, Inc.	334,519	13,548

IBERIABANK Corp.	138,232	8,046

Independent Bank Corp.	188,990	8,712

International Bancshares Corp.	553,368	13,851

Investors Bancorp, Inc.	754,668	9,313

Lakeland Bancorp, Inc.	355,348	3,948

Lakeland Financial Corp.	114,694	5,178

LegacyTexas Financial Group, Inc.	32,469	990

MainSource Financial Group, Inc.	67,475	1,374

MB Financial, Inc.	60,029	1,959

MidWestOne Financial Group, Inc.	4,956	145

National Penn Bancshares, Inc.	681,639	8,009

NBT Bancorp, Inc.	273,071	7,357

Northwest Bancshares, Inc.	536,147	6,970

See Notes to the Financial Statements.

EQUITY FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Banking – 20.0% – continued

OceanFirst Financial Corp.	148,869	$2,564

Oritani Financial Corp.	115,286	1,801

Pacific Continental Corp.	9,248	123

Park National Corp.	78,106	7,047

Peapack Gladstone Financial Corp.	7,320	155

Pinnacle Financial Partners, Inc.	193,078	9,540

Preferred Bank	6,253	198

PrivateBancorp, Inc.	484,995	18,590

Prosperity Bancshares, Inc.	393,211	19,311

Provident Financial Services, Inc.	778,229	15,175

Renasant Corp.	300,280	9,864

S&T Bancorp, Inc.	244,471	7,975

Sandy Spring Bancorp, Inc.	119,498	3,128

Sierra Bancorp	149,871	2,392

Simmons First National Corp., Class A	42,256	2,025

South State Corp.	132,878	10,214

Southwest Bancorp, Inc.	9,025	148

Sterling Bancorp	555,135	8,255

Stock Yards Bancorp, Inc.	7,012	255

Texas Capital Bancshares, Inc. *	183,355	9,611

TriCo Bancshares	158,227	3,888

TrustCo Bank Corp. NY	137,150	801

Trustmark Corp.	536,743	12,436

UMB Financial Corp.	279,249	14,189

Umpqua Holdings Corp.	514,328	8,384

Union Bankshares Corp.	407,968	9,791

United Bankshares, Inc.	405,734	15,414

United Community Financial Corp.	27,689	138

United Financial Bancorp, Inc.	354,061	4,620

Univest Corp. of Pennsylvania	21,872	420

Valley National Bancorp	227,333	2,237

Washington Federal, Inc.	599,444	13,637

Washington Trust Bancorp, Inc.	169,854	6,531

Webster Financial Corp.	564,074	20,098

WesBanco, Inc.	192,197	6,045

West Bancorporation, Inc.	7,600	143

Westamerica Bancorporation	24,946	1,109

Wilshire Bancorp, Inc.	440,380	4,628

Wintrust Financial Corp.	194,672	10,401

WSFS Financial Corp.	317,287	9,141
		573,139

Biotechnology & Pharmaceuticals – 0.7%

Aceto Corp.	424,650	11,657

AMAG Pharmaceuticals, Inc. *	3,941	156

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Biotechnology & Pharmaceuticals – 0.7% – continued

Cambrex Corp. *	31,605	$1,254

Emergent BioSolutions, Inc. *	54,888	1,564

Impax Laboratories, Inc. *	31,583	1,112

Nutraceutical International Corp. *	122,238	2,886

Sagent Pharmaceuticals, Inc. *	46,100	707

SciClone Pharmaceuticals, Inc. *	69,543	483
		19,819

Chemicals – 2.8%

A. Schulman, Inc.	231,621	7,521

Cabot Corp.	178,623	5,637

H.B. Fuller Co.	227,011	7,705

Innophos Holdings, Inc.	78,945	3,129

Innospec, Inc.	3,238	151

Materion Corp.	291,673	8,756

Minerals Technologies, Inc.	249,488	12,015

Olin Corp.	511,477	8,598

OM Group, Inc.	302,061	9,935

Sensient Technologies Corp.	257,614	15,792
		79,239

Commercial Services – 2.9%

ABM Industries, Inc.	437,999	11,962

Barrett Business Services, Inc.	35,168	1,510

CBIZ, Inc. *	60,133	590

CDI Corp.	75,967	650

CEB, Inc.	22,732	1,553

Cimpress N.V. *	50,166	3,818

Ennis, Inc.	347,994	6,041

FTI Consulting, Inc. *	20,213	839

G&K Services, Inc., Class A	184,177	12,270

Kforce, Inc.	139,357	3,662

Korn/Ferry International	378,372	12,513

Multi-Color Corp.	135,206	10,342

R.R. Donnelley & Sons Co.	12,686	185

Resources Connection, Inc.	84,827	1,278

SP Plus Corp. *	10,493	243

UniFirst Corp.	49,620	5,300

Viad Corp.	306,956	8,899
		81,655

Construction Materials – 0.1%

Universal Forest Products, Inc.	24,273	1,400

Consumer Products – 2.0%

Cal-Maine Foods, Inc.	53,108	2,900

Central Garden & Pet Co., Class A *	28,104	453

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Consumer Products – 2.0% – continued

Fresh Del Monte Produce, Inc.	30,354	$1,199

Helen of Troy Ltd. *	229,452	20,490

Inter Parfums, Inc.	190,967	4,738

Sanderson Farms, Inc.	74,506	5,109

Seneca Foods Corp., Class A *	9,327	246

Snyder’s-Lance, Inc.	101,795	3,433

TreeHouse Foods, Inc. *	61,866	4,813

Universal Corp.	252,896	12,536
		55,917

Consumer Services – 0.7%

Aaron’s, Inc.	83,530	3,016

Matthews International Corp., Class A	83,132	4,071

Rent-A-Center, Inc.	532,582	12,915
		20,002

Containers & Packaging – 0.2%

Myers Industries, Inc.	391,474	5,246

Design, Manufacturing & Distribution – 1.8%

Benchmark Electronics, Inc. *	547,115	11,905

CTS Corp.	425,881	7,883

Fabrinet *	75,430	1,383

Plexus Corp. *	292,696	11,292

Sanmina Corp. *	881,619	18,840
		51,303

Distributors - Consumer Staples – 0.9%

Andersons (The), Inc.	278,709	9,493

Core-Mark Holding Co., Inc.	261,255	17,099
		26,592

Distributors - Discretionary – 2.4%

ePlus, Inc. *	8,516	673

Essendant, Inc.	293,307	9,512

FTD Cos., Inc. *	211,986	6,317

Insight Enterprises, Inc. *	544,600	14,078

PC Connection, Inc.	273,132	5,662

ScanSource, Inc. *	33,164	1,176

SYNNEX Corp.	315,371	26,826

Tech Data Corp. *	58,091	3,979
		68,223

Electrical Equipment – 0.6%

Checkpoint Systems, Inc.	23,547	170

ESCO Technologies, Inc.	36,905	1,325

Watts Water Technologies, Inc., Class A	269,668	14,244
		15,739

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Engineering & Construction Services – 1.1%

Comfort Systems USA, Inc.	328,117	$8,944

Dycom Industries, Inc. *	13,388	969

EMCOR Group, Inc.	291,683	12,907

Granite Construction, Inc.	254,183	7,542

Great Lakes Dredge & Dock Corp. *	244,342	1,232

MYR Group, Inc. *	44,290	1,160

VSE Corp.	2,547	102
		32,856

Forest & Paper Products – 0.9%

Domtar Corp.	307,277	10,985

Mercer International, Inc.	543,888	5,455

Neenah Paper, Inc.	48,739	2,841

PH Glatfelter Co.	387,570	6,674
		25,955

Gaming, Lodging & Restaurants – 0.6%

Belmond Ltd., Class A *	145,835	1,474

Bob Evans Farms, Inc.	241,836	10,484

DineEquity, Inc.	20,666	1,894

Monarch Casino & Resort, Inc. *	9,465	170

Texas Roadhouse, Inc.	99,411	3,698
		17,720

Hardware – 1.0%

Comtech Telecommunications Corp.	147,479	3,040

Electronics For Imaging, Inc. *	171,944	7,442

Finisar Corp. *	737,606	8,210

Mercury Systems, Inc. *	39,442	627

NETGEAR, Inc. *	40,097	1,170

PC-Tel, Inc.	204,078	1,226

Plantronics, Inc.	45,825	2,330

Polycom, Inc. *	154,981	1,624

QLogic Corp. *	286,636	2,938
		28,607

Health Care Facilities & Services – 2.6%

Amedisys, Inc. *	193,570	7,350

Amsurg Corp. *	287,449	22,338

Capital Senior Living Corp. *	150,407	3,016

HealthSouth Corp.	131,061	5,029

Kindred Healthcare, Inc.	36,984	582

LHC Group, Inc. *	26,764	1,198

Magellan Health, Inc. *	181,921	10,084

Medcath Corp. (1)*	106,845	–

National HealthCare Corp.	21,610	1,316

Owens & Minor, Inc.	140,807	4,497

See Notes to the Financial Statements.

EQUITY FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Health Care Facilities & Services – 2.6% – continued

Select Medical Holdings Corp.	209,361	$2,259

Triple-S Management Corp., Class B *	272,826	4,859

VCA, Inc. *	88,889	4,680

WellCare Health Plans, Inc. *	86,364	7,443
		74,651

Home & Office Products – 1.6%

ACCO Brands Corp. *	244,103	1,726

Beazer Homes USA, Inc. *	118,040	1,573

CSS Industries, Inc.	108,878	2,868

Griffon Corp.	537,092	8,470

Hooker Furniture Corp.	124,156	2,923

La-Z-Boy, Inc.	298,362	7,924

MDC Holdings, Inc.	75,664	1,981

Meritage Homes Corp. *	177,245	6,473

NACCO Industries, Inc., Class A	9,371	446

Ryland Group (The), Inc.	50,316	2,054

Standard Pacific Corp. *	824,876	6,599

Steelcase, Inc., Class A	73,583	1,355
		44,392

Industrial Services – 0.2%

Applied Industrial Technologies, Inc.	49,684	1,895

Kaman Corp.	75,450	2,705
		4,600

Institutional Financial Services – 0.3%

GAIN Capital Holdings, Inc.	26,861	195

GFI Group, Inc. *	201,343	1,210

Stifel Financial Corp. *	198,619	8,362
		9,767

Insurance – 5.5%

American Equity Investment Life Holding Co.	567,993	13,240

AMERISAFE, Inc.	122,545	6,094

Argo Group International Holdings Ltd.	46,526	2,633

CNO Financial Group, Inc.	775,669	14,590

EMC Insurance Group, Inc.	129,265	3,000

Employers Holdings, Inc.	349,894	7,799

Endurance Specialty Holdings Ltd.	189,262	11,551

Enstar Group Ltd. *	9,202	1,380

FBL Financial Group, Inc., Class A	72,844	4,482

Federated National Holding Co.	7,975	192

Horace Mann Educators Corp.	441,877	14,679

Infinity Property & Casualty Corp.	6,458	520

Kemper Corp.	75,519	2,671

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Insurance – 5.5% – continued

Maiden Holdings Ltd.	106,048	$1,472

Navigators Group (The), Inc. *	164,860	12,856

Primerica, Inc.	356,847	16,083

ProAssurance Corp.	74,589	3,660

Radian Group, Inc.	333,770	5,310

RLI Corp.	199,411	10,675

Selective Insurance Group, Inc.	208,279	6,469

Symetra Financial Corp.	443,397	14,029

United Fire Group, Inc.	153,600	5,384
		158,769

Iron & Steel – 0.1%

Commercial Metals Co.	169,084	2,291

Haynes International, Inc.	18,843	713
		3,004

Leisure Products – 0.3%

Brunswick Corp.	149,600	7,164

Escalade, Inc.	7,896	125

Vista Outdoor, Inc. *	51,552	2,291
		9,580

Machinery – 1.8%

Alamo Group, Inc.	13,792	645

CIRCOR International, Inc.	21,383	858

Columbus McKinnon Corp.	41,183	748

Curtiss-Wright Corp.	251,913	15,724

Hollysys Automation Technologies Ltd.	64,784	1,132

Hyster-Yale Materials Handling, Inc.	103,132	5,964

Kadant, Inc.	60,070	2,343

MSA Safety, Inc.	25,439	1,017

Oshkosh Corp.	72,445	2,632

Regal Beloit Corp.	48,899	2,760

Rofin-Sinar Technologies, Inc. *	335,813	8,708

Standex International Corp.	117,756	8,873
		51,404

Manufactured Goods – 1.7%

Aegion Corp. *	97,205	1,602

Barnes Group, Inc.	446,601	16,100

Gibraltar Industries, Inc. *	420,708	7,720

Insteel Industries, Inc.	8,734	140

Rogers Corp. *	190,875	10,151

Simpson Manufacturing Co., Inc.	351,604	11,775
		47,488

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Media – 1.4%

Entercom Communications Corp., Class A *	394,678	$4,010

EW Scripps (The) Co., Class A	460,917	8,144

Journal Media Group, Inc.	139,739	1,048

Meredith Corp.	216,643	9,225

New York Times (The) Co., Class A	163,986	1,937

Scholastic Corp.	395,520	15,409
		39,773

Medical Equipment & Devices – 1.1%

AngioDynamics, Inc. *	319,982	4,220

CONMED Corp.	114,723	5,477

CryoLife, Inc.	331,979	3,230

Greatbatch, Inc. *	297,409	16,780

Natus Medical, Inc. *	33,537	1,323

Orthofix International N.V. *	45,563	1,538
		32,568

Metals & Mining – 0.4%

Encore Wire Corp.	45,340	1,481

Kaiser Aluminum Corp.	97,072	7,790

Stillwater Mining Co. *	259,118	2,677
		11,948

Oil, Gas & Coal – 2.5%

Abraxas Petroleum Corp. *	106,186	136

Adams Resources & Energy, Inc.	3,012	123

Alon USA Energy, Inc.	101,501	1,834

Approach Resources, Inc. *	161,254	302

Atwood Oceanics, Inc.	66,545	985

Callon Petroleum Co. *	546,336	3,983

Carrizo Oil & Gas, Inc. *	155,398	4,746

Cloud Peak Energy, Inc. *	241,418	635

Delek US Holdings, Inc.	193,874	5,370

Dril-Quip, Inc. *	29,405	1,712

Enbridge Energy Management LLC *	104,705	2,490

EP Energy Corp., Class A *	255,271	1,315

Forum Energy Technologies, Inc. *	202,435	2,472

Gulfmark Offshore, Inc., Class A	93,539	571

Hallador Energy Co.	29,044	202

Matrix Service Co. *	28,256	635

Natural Gas Services Group, Inc. *	194,867	3,761

Newpark Resources, Inc. *	1,118,531	5,727

Oasis Petroleum, Inc. *	143,253	1,243

Oil States International, Inc. *	53,092	1,387

PDC Energy, Inc. *	316,032	16,753

PHI, Inc. (Non Voting) *	143,732	2,714

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Oil, Gas & Coal – 2.5% – continued

SEACOR Holdings, Inc. *	60,564	$3,622

SemGroup Corp., Class A	12,606	545

SM Energy Co.	69,464	2,226

Western Refining, Inc.	86,219	3,804

World Fuel Services Corp.	25,529	914
		70,207

Passenger Transportation – 0.0%

Hawaiian Holdings, Inc. *	48,265	1,191

Real Estate Investment Trusts – 12.8%

Acadia Realty Trust	346,633	10,423

Agree Realty Corp.	186,837	5,577

American Assets Trust, Inc.	103,715	4,238

American Residential Properties, Inc.	60,399	1,043

Capstead Mortgage Corp.	765,337	7,569

CBL & Associates Properties, Inc.	417,901	5,746

Chambers Street Properties	915,270	5,940

Chatham Lodging Trust	53,856	1,157

Chesapeake Lodging Trust	365,122	9,515

CorEnergy Infrastructure Trust, Inc.	26,246	116

Corporate Office Properties Trust	112,563	2,367

DiamondRock Hospitality Co.	1,413,442	15,618

DuPont Fabros Technology, Inc.	290,983	7,531

Education Realty Trust, Inc.	185,726	6,120

EPR Properties	438,172	22,596

Equity One, Inc.	557,873	13,579

First Industrial Realty Trust, Inc.	428,203	8,971

Franklin Street Properties Corp.	784,531	8,434

GEO Group (The), Inc.	466,556	13,875

Healthcare Realty Trust, Inc.	406,065	10,091

Hersha Hospitality Trust	41,487	940

Highwoods Properties, Inc.	382,033	14,804

Independence Realty Trust, Inc.	108,000	779

Kite Realty Group Trust	154,808	3,686

LaSalle Hotel Properties	874,022	24,813

LTC Properties, Inc.	365,984	15,616

Mack-Cali Realty Corp.	291,238	5,498

Medical Properties Trust, Inc.	1,541,292	17,047

MFA Financial, Inc.	914,375	6,227

Monmouth Real Estate Investment Corp.	85,452	833

Monogram Residential Trust, Inc.	734,905	6,842

National Health Investors, Inc.	135,673	7,800

New Residential Investment Corp.	370,900	4,859

New York Mortgage Trust, Inc.	379,650	2,084

One Liberty Properties, Inc.	120,338	2,567

See Notes to the Financial Statements.

EQUITY FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Real Estate Investment Trusts – 12.8% – continued

Parkway Properties, Inc.	166,625	$2,593

Pebblebrook Hotel Trust	357,289	12,666

Pennsylvania Real Estate Investment Trust	501,291	9,941

Piedmont Office Realty Trust, Inc., Class A	214,478	3,837

PS Business Parks, Inc.	76,849	6,100

Ramco-Gershenson Properties Trust	422,601	6,343

RLJ Lodging Trust	910,529	23,009

Sabra Health Care REIT, Inc.	77,404	1,794

Select Income REIT	119,480	2,271

Strategic Hotels & Resorts, Inc. *	1,057,196	14,579

Sun Communities, Inc.	2,400	163

Washington Real Estate Investment Trust	89,114	2,222

Weingarten Realty Investors	182,808	6,053

Winthrop Realty Trust	34,934	502
		366,974

Recreational Facilities & Services – 0.7%

International Speedway Corp., Class A	220,584	6,997

Marcus (The) Corp.	359,740	6,957

Speedway Motorsports, Inc.	23,258	420

Vail Resorts, Inc.	65,298	6,836
		21,210

Renewable Energy – 0.7%

Advanced Energy Industries, Inc. *	188,932	4,969

EnerSys	114,819	6,152

Green Plains, Inc.	104,492	2,034

Pacific Ethanol, Inc. *	105,113	682

REX American Resources Corp. *	112,643	5,702
		19,539

Retail – Consumer Staples – 0.6%

Casey’s General Stores, Inc.	79,943	8,228

Ingles Markets, Inc., Class A	33,992	1,626

PriceSmart, Inc.	24,414	1,888

SpartanNash Co.	79,343	2,051

SUPERVALU, Inc. *	331,833	2,382

Weis Markets, Inc.	29,523	1,233
		17,408

Retail – Discretionary – 2.2%

America’s Car-Mart, Inc. *	11,933	395

Caleres, Inc.	63,125	1,927

Children’s Place (The), Inc.	28,954	1,670

Citi Trends, Inc.	8,760	205

Ethan Allen Interiors, Inc.	234,215	6,186

Finish Line (The), Inc., Class A	124,163	2,396

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Retail - Discretionary – 2.2% – continued

Genesco, Inc. *	62,448	$3,564

Group 1 Automotive, Inc.	161,504	13,752

Guess?, Inc.	123,079	2,629

Haverty Furniture Cos., Inc.	201,210	4,724

Men’s Wearhouse (The), Inc.	50,364	2,141

Outerwall, Inc.	28,469	1,621

Pep Boys-Manny Moe & Jack (The) *	437,540	5,334

Rush Enterprises, Inc., Class A *	251,678	6,090

Shoe Carnival, Inc.	186,841	4,447

Sonic Automotive, Inc., Class A	280,755	5,733
		62,814

Semiconductors – 2.7%

Amkor Technology, Inc. *	875,621	3,932

Brooks Automation, Inc.	781,683	9,154

Cascade Microtech, Inc. *	9,331	132

Cirrus Logic, Inc. *	69,802	2,199

Coherent, Inc. *	14,321	783

Cohu, Inc.	14,469	143

Diodes, Inc. *	108,196	2,312

Entegris, Inc. *	1,141,115	15,051

GSI Technology, Inc. *	66,449	270

II-VI, Inc. *	70,434	1,133

IXYS Corp.	27,709	309

MKS Instruments, Inc.	619,139	20,760

Newport Corp. *	45,691	628

OmniVision Technologies, Inc. *	377,427	9,911

Pericom Semiconductor Corp.	10,600	193

Photronics, Inc. *	76,653	694

Power Integrations, Inc.	40,663	1,715

Semtech Corp. *	54,994	830

Tessera Technologies, Inc.	61,148	1,982

Ultra Clean Holdings, Inc. *	171,336	983

Vishay Intertechnology, Inc.	215,427	2,088

Xcerra Corp. *	247,394	1,554
		76,756

Software – 1.6%

Acxiom Corp. *	304,888	6,025

Blackbaud, Inc.	34,865	1,957

Dealertrack Technologies, Inc. *	48,981	3,094

Ebix, Inc.	65,277	1,629

Epiq Systems, Inc.	76,939	994

Mentor Graphics Corp.	578,856	14,257

MicroStrategy, Inc., Class A *	15,325	3,011

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Software – 1.6% – continued

Progress Software Corp. *	155,717	$4,022

Sapiens International Corp. N.V.	26,932	310

Take-Two Interactive Software, Inc. *	398,591	11,451
		46,750

Specialty Finance – 2.4%

Air Lease Corp.	221,320	6,843

Aircastle Ltd.	418,779	8,631

Encore Capital Group, Inc. *	274,724	10,165

Everi Holdings, Inc. *	73,705	378

First American Financial Corp.	712,622	27,842

Marlin Business Services Corp.	14,746	227

McGrath RentCorp	31,885	851

Meta Financial Group, Inc.	3,838	161

Nelnet, Inc., Class A	396,426	13,720
		68,818

Technology Services – 2.1%

CACI International, Inc., Class A *	258,494	19,121

Convergys Corp.	1,020,253	23,578

CSG Systems International, Inc.	37,414	1,152

Cubic Corp.	144,530	6,062

Engility Holdings, Inc.	4,080	105

Fair Isaac Corp.	41,117	3,474

ICF International, Inc. *	42,544	1,293

ManTech International Corp., Class A	43,156	1,109

Perficient, Inc. *	40,746	629

Sykes Enterprises, Inc. *	66,001	1,683

TeleTech Holdings, Inc.	27,995	750
		58,956

Telecom – 0.6%

Atlantic Tele-Network, Inc.	9,260	684

IDT Corp., Class B	12,322	176

Iridium Communications, Inc. *	135,768	835

Lumos Networks Corp.	12,650	154

Premiere Global Services, Inc. *	525,237	7,217

Shenandoah Telecommunications Co.	30,531	1,307

Telephone & Data Systems, Inc.	235,934	5,889
		16,262

Transportation & Logistics – 1.7%

ArcBest Corp.	31,519	812

Ardmore Shipping Corp.	26,046	315

Celadon Group, Inc.	32,491	521

DHT Holdings, Inc.	208,470	1,547

Marten Transport Ltd.	70,987	1,148

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.9% – continued

Transportation & Logistics – 1.7% – continued

Mobile Mini, Inc.	383,766	$11,816

Navigator Holdings Ltd. *	56,963	760

Navios Maritime Acquisition Corp.	156,505	551

Saia, Inc. *	212,801	6,586

Scorpio Tankers, Inc.	921,700	8,452

Ship Finance International Ltd.	782,054	12,708

Teekay Tankers Ltd., Class A	465,574	3,213

Tsakos Energy Navigation Ltd.	87,012	707

Universal Truckload Services, Inc.	49,068	764
		49,900

Transportation Equipment – 0.2%

American Railcar Industries, Inc.	19,673	711

Greenbrier (The) Cos., Inc.	145,076	4,659
		5,370

Utilities – 6.2%

ALLETE, Inc.	264,184	13,339

Avista Corp.	477,066	15,863

Cleco Corp.	298,234	15,878

El Paso Electric Co.	350,879	12,919

Empire District Electric (The) Co.	236,816	5,217

Great Plains Energy, Inc.	222,949	6,024

IDACORP, Inc.	339,829	21,990

Laclede Group (The), Inc.	119,649	6,525

NorthWestern Corp.	241,607	13,006

Otter Tail Corp.	185,917	4,845

PNM Resources, Inc.	426,637	11,967

Portland General Electric Co.	291,572	10,779

SJW Corp.	9,642	297

South Jersey Industries, Inc.	218,510	5,517

Southwest Gas Corp.	316,554	18,461

WGL Holdings, Inc.	273,113	15,750
		178,377

Waste & Environment Services & Equipment – 0.4%

Cantel Medical Corp.	164,159	9,308

Tetra Tech, Inc.	127,704	3,104
		12,412
Total Common Stocks
(Cost $2,220,481)		2,774,001

See Notes to the Financial Statements.

EQUITY FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
MASTER LIMITED PARTNERSHIPS – 0.2%

Asset Management – 0.2%

Compass Diversified Holdings	397,390	$6,406
Total Master Limited Partnerships
(Cost $5,406)		6,406

OTHER – 0.0% (1)

Escrow DLB Oil & Gas *	2,100	–

Escrow Gerber Scientific, Inc. *	264,734	–
Total Other
(Cost $ – )		–

INVESTMENT COMPANIES – 4.9%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (2)	141,342,088	141,342
Total Investment Companies
(Cost $141,342)		141,342

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.3%

U.S. Treasury Bill, 0.05%, 10/8/15 (3)(4)	$8,929	$8,929
Total Short-Term Investments
(Cost $8,929)		8,929

Total Investments – 102.3%
(Cost $2,376,158)		2,930,678

Liabilities less Other Assets – (2.3)%		(66,357)
NET ASSETS – 100.0%		$2,864,321

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
(4)	Discount rate at the time of purchase.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Russell 2000 Mini Index	729	$79,891	Long	12/15	$(2,466)

At September 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	10.7%
Consumer Staples	2.3
Energy	3.8
Financials	42.4
Health Care	4.8
Industrials	12.4
Information Technology	12.1
Materials	4.5
Telecommunication Services	0.6
Utilities	6.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued	SEPTEMBER 30, 2015 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks (1)	$2,774,001	$–	$–	$2,774,001
Master Limited Partnerships (1)	6,406	–	–	6,406
Investment Companies	141,342	–	–	141,342
Short-Term Investments	–	8,929	–	8,929
Total Investments	$2,921,749	$8,929	$–	$2,930,678

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(2,466)	$–	$–	$(2,466)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

EQUITY FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND	SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.3%

Biotechnology & Pharmaceuticals – 9.7%

AbbVie, Inc.	35,486	$1,931

Baxalta, Inc.	67,441	2,125

Biogen, Inc. *	4,643	1,355

Merck & Co., Inc.	38,152	1,884
		7,295

Commercial Services – 1.5%

Accretive Health, Inc. *	221,173	548

HMS Holdings Corp. *	63,274	555
		1,103

Hardware – 11.1%

Apple, Inc.	35,133	3,875

Arista Networks, Inc. *	6,862	420

Cisco Systems, Inc.	30,989	813

EMC Corp.	85,015	2,054

Juniper Networks, Inc.	35,472	912

Nimble Storage, Inc. *	14,696	355
		8,429

Health Care Facilities & Services – 6.3%

Cardinal Health, Inc.	22,410	1,721

Community Health Systems, Inc. *	44,812	1,917

Express Scripts Holding Co. *	14,071	1,139
		4,777

Media – 13.9%

Everyday Health, Inc. *	67,701	619

Facebook, Inc., Class A *	21,799	1,960

Google, Inc., Class A *	2,797	1,785

Google, Inc., Class C *	3,704	2,253

LinkedIn Corp., Class A *	4,422	841

Pandora Media, Inc. *	56,122	1,198

Priceline Group (The), Inc. *	938	1,160

Twitter, Inc. *	26,770	721
		10,537

Medical Equipment & Devices – 12.0%

Baxter International, Inc.	50,752	1,667

Intuitive Surgical, Inc. *	2,568	1,180

Spectranetics (The) Corp. *	46,109	544

St. Jude Medical, Inc.	28,970	1,828

Wright Medical Group, Inc. *	48,595	1,022

Zimmer Biomet Holdings, Inc.	30,079	2,825
		9,066

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.3% – continued

Retail – Discretionary – 1.2%

eBay, Inc. *	38,069	$930

Semiconductors – 9.3%

Applied Materials, Inc.	50,780	746

ARM Holdings PLC ADR	26,801	1,159

Intel Corp.	23,096	696

KLA-Tencor Corp.	9,516	476

Lam Research Corp.	9,954	650

Linear Technology Corp.	17,621	711

Microchip Technology, Inc.	21,215	914

NXP Semiconductors N.V. *	11,101	967

SanDisk Corp.	12,952	704
		7,023

Software – 25.8%

Activision Blizzard, Inc.	78,996	2,440

athenahealth, Inc. *	5,045	673

Barracuda Networks, Inc. *	17,847	278

CommVault Systems, Inc. *	19,988	679

Cornerstone OnDemand, Inc. *	26,606	878

Imperva, Inc. *	12,525	820

LogMeIn, Inc. *	13,169	898

Microsoft Corp.	22,171	981

OPOWER, Inc. *	29,300	261

Oracle Corp.	54,303	1,961

Proofpoint, Inc. *	12,697	766

Qlik Technologies, Inc. *	20,197	736

Qualys, Inc. *	16,567	472

Rackspace Hosting, Inc. *	21,210	523

Red Hat, Inc. *	27,740	1,994

salesforce.com, Inc. *	43,311	3,007

ServiceNow, Inc. *	10,964	761

Splunk, Inc. *	7,112	394

VMware, Inc., Class A *	12,994	1,024
		19,546

Specialty Finance – 4.6%

Alliance Data Systems Corp. *	2,394	620

Fidelity National Information Services, Inc.	15,209	1,020

MasterCard, Inc., Class A	8,734	787

PayPal Holdings, Inc. *	34,163	1,061
		3,488

Technology Services – 3.9%

Accenture PLC, Class A	6,622	651

Cognizant Technology Solutions Corp., Class A *	26,524	1,661

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

TECHNOLOGY FUND continued	SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.3% – continued

Technology Services – 3.9% – continued

Teradata Corp. *	23,008	$666
		2,978
Total Common Stocks
(Cost $66,380)		75,172

INVESTMENT COMPANIES – 0.7%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (1)	512,615	513
Total Investment Companies
(Cost $513)		513

Total Investments – 100.0%
(Cost $66,893)		75,685

Liabilities less Other Assets – 0.0%		(36)
NET ASSETS – 100.0%		$75,649

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	1.5%
Health Care	30.5
Information Technology	68.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks (1)	$75,172	$–	$–	$75,172
Investment Companies	513	–	–	513
Total Investments	$75,685	$–	$–	$75,685

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

EQUITY FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2015 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 47 funds as of September 30, 2015, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Income Equity, International Equity, Large Cap Core, Large Cap Equity, Large Cap Value, Small Cap Core, Small Cap Value and Technology Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or “U.S. GAAP.” The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker-provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market

NORTHERN FUNDS SEMIANNUAL REPORT	67	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of the Funds’ Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and Fund Administration and NTI’s Compliance and Risk Management groups. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing of fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund will sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund will do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund will purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund will utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts, in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

The contract position and investment strategy utilized during the six months ended September 30, 2015, was as follows:

	CONTRACT POSITION	INVESTMENT STRATEGY
Income Equity	Long and Short	Hedging/Liquidity
Large Cap Core	Long	Liquidity
Large Cap Value	Long	Liquidity
Small Cap Core	Long	Liquidity
Small Cap Value	Long and Short	Liquidity

At September 30, 2015, the aggregate fair value of securities pledged to cover margin requirements for open positions for the Income Equity, Large Cap Core, Large Cap Value, Small Cap Core and Small Cap Value Funds was approximately $695,000, $115,000, $150,000, $1,250,000 and $8,929,000, respectively. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

C) OPTIONS CONTRACTS Certain Funds buy put options and call options and write covered call options and secured put options for hedging purposes or to earn additional income. When used as a hedge, a Fund may enter into option contracts in order to hedge against adverse price movements of securities which a Fund intends to trade upon. These options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies. The gains or losses on purchased options contracts are included with Net realized and unrealized gains (losses) on investments on the Statements of Operations. The gains or losses on written options contracts are included with Net realized and unrealized gains (losses) on written options on the Statements of Operations, if applicable.

The risks associated with purchasing an option include risk of loss of premium, change in fair value and counterparty non-performance under the contract. Credit risk is mitigated to the extent that the exchange on which a particular options contract is

EQUITY FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

traded assumes the risk of a counterparty defaulting on its obligations under the contract. Put and call options purchased are accounted for in the same manner as Fund securities.

The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a security of currency at a price different from the current fair value. No option contracts were held or written by the Funds during the six months ended September 30, 2015.

D) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments from the original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts, or forward currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. No forward foreign currency exchange contracts were held by the Funds during the six months ended September 30, 2015.

F) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until the fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

G) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

H) REDEMPTION FEES The International Equity Fund charges a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying

NORTHERN FUNDS SEMIANNUAL REPORT	69	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

the fee, the Fund uses a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Fund’s prospectus.

Redemption fees were less than $1,000 for the six months ended September 30, 2015, for the International Equity Fund. Redemption fees for the fiscal year ended March 31, 2015, were approximately $3,000 for the International Equity Fund. These amounts are included in “Payments for Shares Redeemed” in Note 8 — Capital Share Transactions. The impact from redemption fees paid to the Fund was less than $0.001 per share.

I) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
Income Equity	Monthly
International Equity	Annually
Large Cap Core	Quarterly
Large Cap Equity	Quarterly
Large Cap Value	Annually
Small Cap Core	Annually
Small Cap Value	Annually
Technology	Annually

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends received from investments in REITs, expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values per share of the Funds. At March 31, 2015, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK
Income Equity	$4,967	$(6,175)	$1,208
International Equity	(215)	(1,966)	2,181
Large Cap Core	—	(12,745)	12,745
Large Cap Equity	—	(64)	64
Small Cap Core	(40)	40	—
Small Cap Value	(212)	212	—
Technology	167	—	(167)

J) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2014, through the fiscal year ended March 31, 2015, the following Funds incurred net capital losses and/or late year ordinary losses for which each Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands
Income Equity	$1,517
International Equity	17
Small Cap Core	211
Technology	259

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as

EQUITY FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

At March 31, 2015, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	MARCH 31, 2016		MARCH 31, 2017		MARCH 31, 2018
International Equity	$2,178	*	$32,032	*	$144,460	*
Large Cap Core	—		4,558		9,392
Large Cap Equity	2,358	*	17,703	*	3,019	*
Large Cap Value	—		9,638		61,413

*	Amounts include acquired capital loss carryovers which may be limited under current tax laws, expiring in varying amounts through March 31, 2018.

The Funds in the above table may offset future capital gains with these capital loss carryforwards until the capital loss carryforwards expire.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Large Cap Core	$751	$100

At March 31, 2015, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS
Income Equity	$213	$8,579	$30,055
International Equity	1,352	—	37,388
Large Cap Core	54	—	7,438
Large Cap Equity	10	—	44,684
Large Cap Value	359	—	9,141
Small Cap Core	530	1,611	84,532
Small Cap Value	11,848	45,472	874,442
Technology	—	3,610	19,022

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2015, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Income Equity	$14,622	$81,489
International Equity	8,760	—
Large Cap Core	1,109	—
Large Cap Equity	1,341	—
Large Cap Value	2,731	—
Small Cap Core	2,147	8,416
Small Cap Value	30,500	111,849

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2014, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Income Equity	$8,662	$10,824
International Equity	4,000	722
Large Cap Core	294	—
Large Cap Equity	1,508	28
Large Cap Value	2,160	—
Small Cap Core	1,490	13,000
Small Cap Value	31,699	150,040

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2015, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2012 through March 31, 2014 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense on the Statements of Operations.

K) OTHER RISKS Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in

NORTHERN FUNDS SEMIANNUAL REPORT	71	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together, “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2015.

Service Plan expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2015.

4. BANK BORROWINGS

The Trust entered into a $250,000,000 senior unsecured revolving credit facility on November 24, 2014, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.08 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations. The Credit Facility expires on November 23, 2015.

At a meeting held on November 18-19, 2015, the Board approved an agreement with Citibank, N.A. that replaced the Credit Facility (the “New Credit Facility”). The New Credit Facility is in the amount of $250,000,000. The interest rate charged under the New Credit Facility is the sum of (x) the Federal Funds Rate plus (y) if one month LIBOR on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (z) 1.00% per annum. In addition, there is an annual commitment fee of 0.10 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 23, 2015 and will expire on November 21, 2016, unless renewed.

At September 30, 2015, the Funds did not have any outstanding loans.

When utilized, the average dollar amounts of the borrowings and the weighted average interest rates for the six months ended September 30, 2015, on these borrowings were:

Amounts in thousands	DOLLAR AMOUNT	RATE
Income Equity	$430	1.19%
International Equity	500	1.18%

No other Funds incurred any interest expenses during the six months ended September 30, 2015.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2015, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the tables below.

	CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Large Cap Core	0.44%	0.60%
Small Cap Core	0.74%	0.75%
Small Cap Value	0.95%	1.00%

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EQUITY FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION
Income Equity	0.95%	0.922%	0.894%	1.00%
International Equity	1.00%	0.97%	0.941%	1.06%
Large Cap Equity	0.83%	0.805%	0.781%	0.85%
Large Cap Value	0.83%	0.805%	0.781%	0.85%
Technology	1.10%	1.067%	1.035%	1.25%

The contractual reimbursement arrangements are expected to continue until at least July 31, 2016. The contractual reimbursement arrangements will continue automatically for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets outstanding for each of the Funds.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund currently invests uninvested cash in the Diversified Assets Portfolio (the “Portfolio”), a series of Northern Institutional Funds, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission. The exemptive order requires the Funds’ Board, including a majority of the independent Trustees, to consider and evaluate the advisory fees and services provided to the Funds by NTI as a result of uninvested cash being invested in the Portfolio. Each Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the Portfolio pays to NTI and/or its affiliates. Currently, the Total Annual Portfolio Operating Expenses After Expense Reimbursement as reflected in the Portfolio’s prospectus, which includes, management, transfer agent and custody fees, payable to NTI and/or its affiliates on any assets invested in the Diversified Assets Portfolio is 0.35 percent of average daily net assets. However, pursuant to the exemptive order, to the extent of any duplicative advisory fees and services, NTI will reimburse each Fund for a portion of the management fees attributable to advisory services otherwise payable by the Fund on any assets invested in the Portfolio. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

NORTHERN FUNDS SEMIANNUAL REPORT	73	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2015, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Income Equity	$—	$13,750	$—	$71,388
International Equity	—	19,288	—	25,602
Large Cap Core	—	56,092	—	71,301
Large Cap Equity	—	17,232	—	22,417
Large Cap Value	—	22,189	—	24,032
Small Cap Core	—	75,267	—	21,932
Small Cap Value	—	650,138	—	478,913
Technology	—	19,234	—	20,224

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, deferral of post-October currency and capital losses for tax purposes, and the recharacterization of income recognition on investments in REIT’s and PFIC’s.

At September 30, 2015, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Income Equity	$23,793	$(14,239)	$9,554	$230,422
International Equity	32,764	(30,527)	2,237	173,134
Large Cap Core	6,770	(13,293)	(6,523)	148,119
Large Cap Equity	35,919	(5,183)	30,736	99,455
Large Cap Value	6,891	(9,030)	(2,139)	95,203
Small Cap Core	62,987	(21,194)	41,793	257,912
Small Cap Value	606,012	(55,277)	550,735	2,379,943
Technology	15,233	(7,130)	8,103	67,582

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2015, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Income Equity	950	$11,959	154	$1,889	(6,822)	$(85,159)	(5,718)	$(71,311)
International Equity	1,980	17,358	—	—	(2,537)	(23,288)	(557)	(5,930)
Large Cap Core	720	11,110	55	822	(1,797)	(27,635)	(1,022)	(15,703)
Large Cap Equity	205	4,537	18	398	(476)	(10,761)	(253)	(5,826)
Large Cap Value	481	6,587	—	—	(655)	(9,073)	(174)	(2,486)
Small Cap Core	3,943	85,771	—	—	(1,293)	(28,276)	2,650	57,495
Small Cap Value	20,330	428,161	—	—	(13,730)	(288,336)	6,600	139,825
Technology	140	3,355	—	—	(235)	(5,616)	(95)	(2,261)

EQUITY FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

Transactions in capital shares for the fiscal year ended March 31, 2015, were as follows:

Amounts in thousands	SHARES SOLD		PROCEEDS FROM SHARES SOLD		SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Income Equity	5,245		$75,387		6,462	$82,586	(10,350)	$(153,136)	1,357	$4,837
International Equity	4,969		48,053		182	1,650	(7,800)	(73,278)	(2,649)	(23,575)
Large Cap Core	10,797	*	166,594	*	41	639	(1,643)	(24,970)	9,195	142,263
Large Cap Equity	225		4,725		41	878	(1,052)	(22,361)	(786)	(16,758)
Large Cap Value	421		5,740		152	2,113	(1,477)	(20,135)	(904)	(12,282)
Small Cap Core	5,053		107,608		434	9,131	(1,850)	(39,149)	3,637	77,590
Small Cap Value	36,857		773,716		6,522	135,669	(29,172)	(613,131)	14,207	296,254
Technology	312		6,886		—	—	(744)	(15,857)	(432)	(8,971)

*	Numbers include assets received in connection with fund reorganization of approximately 6,448,000 in shares sold and $100,455,000 in proceeds from shares sold.

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2015, were as follows:

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD
Income Equity	Northern Institutional Funds — Diversified Assets Portfolio	$17,222	$39,559	$55,401	$—	$—	$—	$1,380
International Equity	Northern Institutional Funds — Diversified Assets Portfolio	1,785	25,940	24,121	—	—	—	3,604
Large Cap Core	Northern Institutional Funds — Diversified Assets Portfolio	1,272	12,528	13,092	—	—	—	708
Large Cap Equity	Northern Institutional Funds — Diversified Assets Portfolio	1,818	11,919	12,362	—	—	—	1,375
Large Cap Value	Northern Institutional Funds — Diversified Assets Portfolio	1,083	8,249	8,197	—	—	—	1,135
Small Cap Core	Northern Institutional Funds — Diversified Assets Portfolio	11,232	72,975	72,221	—	—	1	11,986
Small Cap Value	Northern Institutional Funds — Diversified Assets Portfolio	115,312	233,114	207,084	—	—	6	141,342
Technology	Northern Institutional Funds — Diversified Assets Portfolio	2,010	8,196	9,693	—	—	—	513

10. DERIVATIVE INSTRUMENTS

None of the derivatives held in the Funds have been designated as hedging instruments. Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

NORTHERN FUNDS SEMIANNUAL REPORT	75	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2015:

		ASSETS			LIABILITIES
Amounts in thousands	CONTRACT TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Income Equity	Equity contracts	Net Assets — Net unrealized appreciation	$217	*	Net Assets — Net unrealized depreciation	$—
Large Cap Core	Equity contracts	Net Assets — Net unrealized appreciation	—		Net Assets — Net unrealized depreciation	(5	)*
Large Cap Value	Equity contracts	Net Assets — Net unrealized appreciation	—		Net Assets — Net unrealized depreciation	(13	)*
Small Cap Core	Equity contracts	Net Assets — Net unrealized appreciation	—		Net Assets — Net unrealized depreciation	(543	)*
Small Cap Value	Equity contracts	Net Assets — Net unrealized appreciation	—		Net Assets — Net unrealized depreciation	(2,466	)*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2015:

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Income Equity	Equity contracts	Net realized gains (losses) on futures contracts	$(346)
Large Cap Core	Equity contracts	Net realized gains (losses) on futures contracts	(83)
Large Cap Value	Equity contracts	Net realized gains (losses) on futures contracts	(31)
Small Cap Core	Equity contracts	Net realized gains (losses) on futures contracts	(1,357)
Small Cap Value	Equity contracts	Net realized gains (losses) on futures contracts	(10,724)

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Income Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$318
Large Cap Core	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(17)
Large Cap Value	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(26)
Small Cap Core	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(857)
Small Cap Value	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(5,533)

Volume of derivative activity for the six months ended September 30, 2015*:

	FUTURES EQUITY CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Income Equity	8	$3,712
Large Cap Core	34	440
Large Cap Value	23	397
Small Cap Core	112	1,003
Small Cap Value	73	6,362

*	Activity during the period is measured by number of trades during the period and average notional amount for futures equity contracts.

**	Amounts in thousands.

EQUITY FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

11. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

12. LEGAL PROCEEDINGS

In 2007, the Large Cap Core Fund and the Large Cap Value Fund were shareholders of the Tribune Company (“Tribune”). In December of 2007, as a part of a leveraged buy-out transaction (the “LBO”), Tribune was converted from a public company to a privately-held company. Tribune later filed for bankruptcy.

On December 7, 2010, Northern Funds was named as a defendant and a putative member of the proposed defendant class of shareholders named in an adversary proceeding (the “Committee Action”) brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune’s bankruptcy proceeding. On June 2, 2011, a second suit was initiated by certain creditors of Tribune in the Delaware Superior Court with respect to claims related to the LBO (Niese et al. v. A.G. Edwards, Inc. et al.), in which Northern Funds was named as a defendant. The indenture trustees, on behalf of certain noteholders of Tribune, filed a third suit and named Northern Funds as a defendant on June 2, 2011 in the U.S. District Court for the Northern District of Illinois (Deutsche Bank Trust Co. et al. v. Ohlson Enterprises et al.). Each of these cases, along with others brought by the indenture trustees and other individual creditors, has now been consolidated into a Multi-District Litigation proceeding, pending in the Southern District of New York (the “District Court”). The cases attempt to “clawback” the proceeds paid out in connection with the LBO. The Tribune bankruptcy plan was confirmed by the U.S. Bankruptcy Court on July 23, 2012, and became effective on December 31, 2012.

The defendants filed motions to dismiss, some of which have been granted by the District Court but have been appealed by the plaintiffs, and some of which have yet to be ruled on by the District Court.

The value of the proceeds received by the Large Cap Core Fund and the Large Cap Value Fund in the LBO was approximately $308,000 and $26,520,000, respectively. The Funds cannot predict the outcome of these proceedings, but an adverse decision could have a material impact on the Funds’ net asset value. The Funds intend to vigorously defend these actions.

13. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN FUNDS SEMIANNUAL REPORT	77	EQUITY FUNDS

EQUITY FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the International Equity Fund; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2015 through September 30, 2015.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/15 - 9/30/15” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on pages 69 and 70), if any, in the International Equity Fund. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 73), which may result in different expense ratios in the Financial Highlights.

Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

INCOME EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	1.00%	$1,000.00	$941.70	$4.87
Hypothetical**	1.00%	$1,000.00	$1,020.05	$5.06

INTERNATIONAL EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	1.06%	$1,000.00	$860.50	$4.94
Hypothetical**	1.06%	$1,000.00	$1,019.75	$5.37
LARGE CAP CORE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.61%	$1,000.00	$928.90	$2.95
Hypothetical**	0.61%	$1,000.00	$1,022.01	$3.09

LARGE CAP EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.86%	$1,000.00	$934.90	$4.17
Hypothetical**	0.86%	$1,000.00	$1,020.76	$4.36

LARGE CAP VALUE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.86%	$1,000.00	$912.10	$4.12
Hypothetical**	0.86%	$1,000.00	$1,020.76	$4.36

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2015. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

EQUITY FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

SMALL CAP CORE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.75%	$1,000.00	$887.70	$3.55
Hypothetical**	0.75%	$1,000.00	$1,021.31	$3.80

SMALL CAP VALUE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	1.00%	$1,000.00	$909.30	$4.79
Hypothetical**	1.00%	$1,000.00	$1,020.05	$5.06

TECHNOLOGY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	1.26%	$1,000.00	$923.70	$6.08
Hypothetical**	1.26%	$1,000.00	$1,018.75	$6.38

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2015. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	79	EQUITY FUNDS

EQUITY FUNDS

APPROVAL OF MANAGEMENT AGREEMENT	SEPTEMBER 30, 2015 (UNAUDITED)

The Board of Trustees oversees the management of Northern Funds (the “Trust”), and reviews the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to all of the Funds by the Board of Trustees, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 20-21, 2015 (the “Annual Contract Meeting”).

In advance of the Annual Contract Meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Northern. The Trustees received written materials and verbal presentations relating to the Management Agreement in preparation for their consideration of the Management Agreement, as well as reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Management Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Funds. The Trustees noted that the evaluation process with respect to Northern is an ongoing one. In this regard, the Trustees received materials and information relating to Northern’s investment management services both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and cyber-security program; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual management fees and the total expenses (after reimbursements) borne by the Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. It was noted that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern. The Trustees considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds. They noted

EQUITY FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

Northern’s enhancements to technology during the year including enhancements to cyber-security controls, and those planned for the coming year. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes. The Trustees also received information regarding the cyber-security program of Northern and its affiliates. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from Northern regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the high quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. The Trustees also took into account that the scope of services provided by Northern, and of the undertakings required of Northern in connection with those services, including maintaining and monitoring their own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior and investment personnel. The Trustees also considered Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which encourages investment in the Funds, as well as the consistency of Northern personnel and investment approach with respect to the Funds. The Trustees also noted Northern’s and its affiliates’ strong financial position, stability and willingness to support the Funds. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of the Funds. They first considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Lipper. The Trustees were provided with a description of the methodology Lipper used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks. Among other performance data considered, the Trustees noted that the Large Cap Core, Income Equity, Small Cap Core and Small Cap Value Funds outperformed their respective Lipper performance universe average for the one-, three- and five-year periods (as applicable) ended January 31, 2015. The Trustees noted that the International Equity Fund underperformed its Lipper performance universe average for the one- and three-year periods and outperformed for the five-year period; and that the Large Cap Equity Fund underperformed its Lipper performance universe average for all periods. The Trustees also took into account that the Large Cap Value Fund outperformed its Lipper performance universe average for the one- and three-year periods and underperformed for the five-year period; and that the Technology Fund underperformed against its Lipper performance universe average for the three- and five-year periods and outperformed for the one-year period. The Trustees considered that the Large Cap Core, Income Equity, Small Cap Core and Small Cap Value Funds’ percentile performance rankings were in the top 35% of their respective performance universes for the same one-year and three-year periods. The Trustees also noted that the Small Cap Core and Small Cap Value Funds exceeded their benchmarks for the one-, three-, and five-year periods ended March 31, 2015. The Trustees noted that the Income Equity, International Equity, and Large Cap Equity Funds underperformed their respective benchmarks for all periods; the Large Cap Core Fund underperformed against its benchmark for the one-year period and outperformed for the three- and five-year periods; and that the Large Cap Value and Technology Funds underperformed their respective benchmark for the three- and five-year periods and outperformed for the one-year period.

The Trustees took into account management’s discussion of the Funds’ performance, including the factors that contributed to each Fund’s performance relative to its peers, as well as any actions taken to attempt to improve performance of any underperforming Funds. They took into consideration that Northern’s more risk averse investment strategies may cause the Funds to underperform against their peers during certain market environments. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and changes made throughout the year to investment personnel and processes to address performance issues. The Trustees also noted the Funds more recent performance. The Trustees determined, based on the information received, that Northern was appropriately monitoring any Funds that were underperforming relative to their peers.

The Trustees concluded based on the information received, that performance was satisfactory for most Funds, and that Northern was taking appropriate steps to address the performance of any underperforming Funds.

NORTHERN FUNDS SEMIANNUAL REPORT	81	EQUITY FUNDS

EQUITY FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates and net management fees paid by the Funds after taking into account any expense reimbursements; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; its plans to provide additional reimbursements to keep the Funds within their expense caps; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. The Trustees also considered that, for those Funds that were sweeping uninvested cash into a Northern affiliated money market fund, Northern was in each case rebating back to the investing Fund all of the advisory fees that were received by it from the applicable money market fund in compliance with the Funds’ exemptive order. The Trustees also noted certain actions taken by Northern over the years to reduce Fund expenses, including a reduction in the transfer agency fee and elimination of the fund accounting fee for the Funds, as a part of the restructuring of advisory and administrative fees in 2014.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Lipper. In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. The Trustees considered that the contractual management fee rates for the Income Equity, International Equity, Large Cap Value, Small Cap Value and Technology Funds were above their respective Lipper peer group median, and that the contractual management fee rates for the other Funds were at or below their respective Lipper peer group median. The Trustees also noted that the Funds’ net management fees (with the exception of the Income Equity, International Equity, Large Cap Value and Technology Funds ) were at or below their Lipper peer group medians. They considered that the total expense ratios after reimbursement of expenses for all of the Funds were below their respective Lipper peer objective medians. The Trustees also noted that Northern had waived and/or reimbursed management fees for each of the Funds. The Trustees also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts. They noted that Northern did not manage private institutional accounts similarly managed to the Technology Fund. For Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Funds and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds.

The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated underlying funds in which the Funds invested in the prior year.

In addition, the Trustees considered the amount of assets in the Funds including the merger of the Large Cap Growth Fund into the Large Cap Core Fund in 2014 and the related growth in assets of the latter Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and overall basis and both before and after distribution and certain non-distribution costs, such as shareholder servicing fees. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. In addition to considering actual profitability information, the Trustees also considered pro-forma profitability information for the prior year that reflected the change in management fee structure. The Trustees also noted that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent of the Funds. The Trustees also noted that Northern pays the Funds’ sub-administrative fees from the management fee. The Trustees also reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s fee waivers and expense reimbursements during the year to maintain the Funds’ expense ratios at or below the Lipper peer group median. The Trustees also took into account the high quality of the services received by the Funds from Northern, as well as the type of funds. The Trustees also noted the reduction in the transfer agency fee paid to the Funds’ transfer agent, an affiliate of Northern, as well as the elimination of the fund accounting fee for the Funds. The Trustees also considered that Northern should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered whether Northern had passed, and was likely to continue to pass, benefits from its economies of scale to

EQUITY FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

shareholders. In this regard, the Trustees took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds are sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees noted the recent change to the management fee structure. In addition, the Trustees considered that most of the Funds’ management fees are subject to breakpoints, thus ensuring that as a Fund’s assets grow, its shareholders will receive reduced fee rates. The Trustees noted that although such Funds were not currently at the specified asset levels at which a breakpoint to their management fees would be triggered, their net management fees (other than for the Income Equity, International Equity, Large Cap Value and Technology Funds) were at or below the median of their respective expense peer groups. The Trustees also noted that the total expense ratios after reimbursement of expenses of all of the Funds were at or below the median of their respective expense peer groups.

The Trustees determined that the Funds’ current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also considered the extent to which Northern and its other clients, as well as the Funds, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios. The Trustees also reviewed Northern’s use of the Funds’ brokerage commissions on their brokerage transactions to obtain research products and services. The Trustees also noted the benefits to Northern and its affiliates from the ability to leverage resources over a larger asset base.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fees paid by each of the Funds was reasonable in light of the services provided by Northern, its costs and the Fund’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement for an additional one-year term.

NORTHERN FUNDS SEMIANNUAL REPORT	83	EQUITY FUNDS

EQUITY FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at www.northernfunds.com or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

EQUITY FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

15	EMERGING MARKETS EQUITY INDEX FUND
Ticker Symbol: NOEMX

29	GLOBAL REAL ESTATE INDEX FUND
Ticker Symbol: NGREX

39	GLOBAL SUSTAINABILITY INDEX FUND
Ticker Symbol: NSRIX

52	INTERNATIONAL EQUITY INDEX FUND
Ticker Symbol: NOINX

67	MID CAP INDEX FUND
Ticker Symbol: NOMIX

74	SMALL CAP INDEX FUND
Ticker Symbol: NSIDX

100	STOCK INDEX FUND
Ticker Symbol: NOSIX

108	NOTES TO THE FINANCIAL STATEMENTS

122	FUND EXPENSES

124	APPROVAL OF MANAGEMENT AGREEMENT

128	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The recent volatility in the stock market has produced short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, Northern Funds’ performance may be subject to substantial short-term changes.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	EMERGING MARKETS EQUITY INDEX FUND	GLOBAL REAL ESTATE INDEX FUND
ASSETS:
Investments, at value	$1,520,856	$1,672,229
Investments in affiliates, at value	44,969	8,601
Cash held at broker (restricted $2,366, $784, $244 and $0, respectively)	2,366	1,138
Foreign currencies held at broker, at value (restricted $873, $606, $262 and $5,799, respectively)	2,236 (1)	951 (1)
Foreign currencies, at value (cost $11,243, $7,692, $1,361 and $7,659, respectively)	11,099	7,551
Dividend income receivable	3,060	4,996
Interest income receivable	–	–
Receivable for foreign tax reclaimable	224	940
Receivable for securities sold	3,260	294
Receivable for variation margin on futures contracts	963	449
Receivable for fund shares sold	1,810	1,906
Receivable from investment adviser	14	10
Unrealized gain on forward foreign currency exchange contracts	–	179
Prepaid and other assets	16	19
Total Assets	1,590,873	1,699,263
LIABILITIES:
Unrealized loss on forward foreign currency exchange contracts	21	114
Payable for securities purchased	6,536	3
Payable for variation margin on futures contracts	–	27
Payable for fund shares redeemed	1,767	3,052
Payable to affiliates:
Management fees	53	111
Custody fees	26	28
Shareholder servicing fees	16	37
Transfer agent fees	4	4
Trustee fees	4	3
Accrued other liabilities	78	47
Total Liabilities	8,505	3,426
Net Assets	$1,582,368	$1,695,837
ANALYSIS OF NET ASSETS:
Capital stock	$1,956,184	$2,218,916
Accumulated undistributed net investment income (loss)	17,958	(31,902)
Accumulated undistributed net realized gain (loss)	(344,375)	(682,948)
Net unrealized appreciation (depreciation)	(47,399)	191,771
Net Assets	$1,582,368	$1,695,837
Shares Outstanding ($.0001 par value, unlimited authorization)	175,262	182,599
Net Asset Value, Redemption and Offering Price Per Share	$9.03	$9.29
Investments, at cost	$1,567,850	$1,479,875
Investments in affiliates, at cost	44,969	8,601

(1)	Costs associated with foreign currencies held at broker are $2,257, $951, $404 and $10,764, respectively.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2015 (UNAUDITED)

GLOBAL SUSTAINABILITY INDEX FUND		INTERNATIONAL EQUITY INDEX FUND		MID CAP INDEX FUND	SMALL CAP INDEX FUND	STOCK INDEX FUND

$204,346		$4,091,643		$1,496,731	$905,895	$6,344,652
6,631		40,127		57,549	26,596	29,798
357		16		–	–	–
401	(1)	10,771	(1)	–	–	–
1,364		7,663		–	–	–
385		11,008		1,432	1,132	7,648
–		–		–	–	–
193		9,903		–	–	–
–		1,001		38	241	–
172		1,664		903	480	848
36		5,164		528	1,040	5,851
3		33		10	6	16
–		79		–	–	–
6		24		6	22	45
213,894		4,179,096		1,557,197	935,412	6,388,858

12		307		–	–	–
446		587		–	3,275	–
–		–		–	54	–
325		5,488		2,755	2,448	3,584

6		122		33	20	84
6		65		10	1	31
3		29		34	27	30
1		10		4	2	16
2		10		3	6	14
25		201		54	25	104
826		6,819		2,893	5,858	3,863
$213,068		$4,172,277		$1,554,304	$929,554	$6,384,995

$179,284		$4,451,820		$1,236,386	$722,844	$4,300,740
3,274		89,437		16,117	8,554	4,375
2,001		(564,884)		74,508	38,372	(11,402)
28,509		195,904		227,293	159,784	2,091,282
$213,068		$4,172,277		$1,554,304	$929,554	$6,384,995
18,884		389,913		93,213	83,002	270,636
$11.28		$10.70		$16.67	$11.20	$23.59
$175,682		$3,893,808		$1,267,481	$744,933	$4,253,998
6,598		40,127		57,549	26,596	28,698

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	EMERGING MARKETS EQUITY INDEX FUND	GLOBAL REAL ESTATE INDEX FUND
INVESTMENT INCOME:
Dividend income	$32,631 (1)	$31,851 (2)
Dividend income from investments in affiliates	1	2
Interest income	27	31
Total Investment Income	32,659	31,884
EXPENSES:
Management fees	1,903	3,527
Custody fees	833	811
Transfer agent fees	136	132
Registration fees	16	17
Printing fees	17	15
Professional fees	28	28
Shareholder servicing fees	89	108
Trustee fees	14	13
Interest expense	3	–
Other	28	22
Total Expenses	3,067	4,673
Less expenses reimbursed by investment adviser	(334)	(253)
Net Expenses	2,733	4,420
Net Investment Income	29,926	27,464
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(32,645)	(2,623)
Futures contracts	(3,877)	(4,387)
Foreign currency transactions	(1,276)	(272)
Net change in unrealized appreciation (depreciation) on:
Investments	(326,114)	(181,350)
Investments in affiliates	–	–
Futures contracts	(1,276)	(1,411)
Foreign currency translations	(63)	38
Net Losses	(365,251)	(190,005)
Net Decrease in Net Assets Resulting from Operations	$(335,325)	$(162,541)

(1)	Net of $4,035 in non-reclaimable foreign withholding taxes.
(2)	Net of $1,423 in non-reclaimable foreign withholding taxes.
(3)	Net of $145 in non-reclaimable foreign withholding taxes.
(4)	Net of $6,435 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED)

GLOBAL SUSTAINABILITY INDEX FUND	INTERNATIONAL EQUITY INDEX FUND	MID CAP INDEX FUND	SMALL CAP INDEX FUND	STOCK INDEX FUND

$2,867 (3)	$78,800 (4)	$12,636	$6,808	$71,739
2	1	2	1	62
–	–	1	–	3
2,869	78,801	12,639	6,809	71,804

204	3,983	1,086	677	2,797
119	2,009	114	86	377
17	332	125	78	524
12	20	16	14	27
7	28	13	7	33
17	33	32	17	44
17	86	76	59	96
4	19	8	5	28
–	–	–	–	–
7	29	13	8	37
404	6,539	1,483	951	3,963
(61)	(992)	(217)	(167)	(446)
343	5,547	1,266	784	3,517
2,526	73,254	11,373	6,025	68,287

3,013	(19,056)	32,963	32,366	58,248
(435)	(6,017)	(2,376)	(637)	1,545
(10)	1,090	–	–	–

(23,503)	(462,752)	(201,592)	(158,070)	(557,821)
(4)	–	–	–	(120)
(219)	(1,761)	(3,493)	(2,303)	(781)
3	(62)	–	–	–
(21,155)	(488,558)	(174,498)	(128,644)	(498,929)
$(18,629)	$(415,304)	$(163,125)	$(122,619)	$(430,642)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	EMERGING MARKETS EQUITY INDEX FUND		GLOBAL REAL ESTATE INDEX FUND
Amounts in thousands	SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015
OPERATIONS:
Net investment income	$29,926	$43,637	$27,464	$47,220
Net realized gains (losses)	(37,798)	(51,974)	(7,282)	3,604
Net change in unrealized appreciation (depreciation)	(327,453)	3,627	(182,723)	148,592
Net Increase (Decrease) in Net Assets Resulting from Operations	(335,325)	(4,710)	(162,541)	199,416
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	199,357	(165,936)	108,330	241,308
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	199,357	(165,936)	108,330	241,308
DISTRIBUTIONS PAID:
From net investment income	–	(47,548)	(38,041)	(40,921)
From net realized gains	–	–	–	–
Total Distributions Paid	–	(47,548)	(38,041)	(40,921)
Total Increase (Decrease) in Net Assets	(135,968)	(218,194)	(92,252)	399,803
NET ASSETS:
Beginning of period	1,718,336	1,936,530	1,788,089	1,388,286
End of period	$1,582,368	$1,718,336	$1,695,837	$1,788,089
Accumulated Undistributed Net Investment Income (Loss)	$17,958	$(11,968)	$(31,902)	$(21,325)

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2015

GLOBAL SUSTAINABILITY INDEX FUND		INTERNATIONAL EQUITY INDEX FUND		MID CAP INDEX FUND		SMALL CAP INDEX FUND		STOCK INDEX FUND
SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015

$2,526	$4,008	$73,254	$130,919	$11,373	$17,982	$6,025	$11,056	$68,287	$117,763
2,568	2,284	(23,983)	(134,561)	30,587	98,518	31,729	51,615	59,793	59,007
(23,723)	4,847	(464,575)	(111,367)	(205,085)	53,732	(160,373)	16,716	(558,722)	556,853
(18,629)	11,139	(415,304)	(115,009)	(163,125)	170,232	(122,619)	79,387	(430,642)	733,623

11,496	35,944	343,566	(94,937)	53,122	258,021	(3,370)	43,096	(86,462)	769,787
11,496	35,944	343,566	(94,937)	53,122	258,021	(3,370)	43,096	(86,462)	769,787

–	(4,557)	–	(155,000)	–	(17,050)	–	(10,630)	(67,587)	(116,456)
–	–	–	–	–	(63,064)	–	(41,975)	–	(53,253)
–	(4,557)	–	(155,000)	–	(80,114)	–	(52,605)	(67,587)	(169,709)
(7,133)	42,526	(71,738)	(364,946)	(110,003)	348,139	(125,989)	69,878	(584,691)	1,333,701

220,201	177,675	4,244,015	4,608,961	1,664,307	1,316,168	1,055,543	985,665	6,969,686	5,635,985
$213,068	$220,201	$4,172,277	$4,244,015	$1,554,304	$1,664,307	$929,554	$1,055,543	$6,384,995	$6,969,686
$3,274	$748	$89,437	$16,183	$16,117	$4,744	$8,554	$2,529	$4,375	$3,675

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS

EMERGING MARKETS EQUITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014	FISCAL YEAR ENDED MARCH 31, 2013	FISCAL YEAR ENDED MARCH 31, 2012	FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$10.86	$11.16	$11.58	$11.65	$13.06	$11.31
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	0.26	0.25	0.23	0.22	0.15
Net realized and unrealized gains (losses)	(2.01)	(0.27)	(0.44)	(0.03)	(1.48)	1.80
Total from Investment Operations	(1.83)	(0.01)	(0.19)	0.20	(1.26)	1.95
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	(0.29)	(0.23)	(0.27)	(0.15)	(0.20)
Total Distributions Paid	–	(0.29)	(0.23)	(0.27)	(0.15)	(0.20)
Net Asset Value, End of Period	$9.03	$10.86	$11.16	$11.58	$11.65	$13.06
Total Return(2)	(16.85)%	0.00%	(1.66)%	1.67%	(9.34)%	17.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,582,368	$1,718,336	$1,936,530	$2,144,269	$1,693,422	$1,614,849
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.30%	0.30%	0.30%	0.30%	0.61%	0.72%
Expenses, before reimbursements and credits	0.34%	0.44%	0.72%	0.73%	0.73%	0.72%
Net investment income, net of reimbursements and credits(4)	3.30%	2.30%	2.25%	2.08%	1.90%	1.38%
Net investment income, before reimbursements and credits	3.26%	2.16%	1.83%	1.65%	1.78%	1.38%
Portfolio Turnover Rate	15.92%	23.08%	32.31%	26.98%	33.19%	40.61%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $4,000, $3,000, $5,000, $12,000, $3,000 and $8,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2015 and the fiscal years ended March 31, 2015, 2014, 2013, 2012, and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL REAL ESTATE INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014	FISCAL YEAR ENDED MARCH 31, 2013	FISCAL YEAR ENDED MARCH 31, 2012	FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$10.41	$9.39	$9.70	$8.38	$8.47	$7.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	0.32	0.22	0.24	0.18	0.17
Net realized and unrealized gains (losses)	(1.07)	0.96	(0.23)	1.40	(0.08)	1.10
Total from Investment Operations	(0.91)	1.28	(0.01)	1.64	0.10	1.27
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.21)	(0.26)	(0.30)	(0.32)	(0.19)	(0.17)
Total Distributions Paid	(0.21)	(0.26)	(0.30)	(0.32)	(0.19)	(0.17)
Net Asset Value, End of Period	$9.29	$10.41	$9.39	$9.70	$8.38	$8.47
Total Return(2)	(8.76)%	13.82%	0.03%	20.11%	1.42%	17.52%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,695,837	$1,788,089	$1,388,286	$1,349,263	$728,356	$651,181
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.50%	0.50%	0.50%	0.50%	0.61%	0.65%
Expenses, before reimbursements and credits	0.53%	0.57%	0.73%	0.73%	0.74%	0.74%
Net investment income, net of reimbursements and credits(4)	3.12%	2.98%	2.32%	2.52%	2.27%	2.01%
Net investment income, before reimbursements and credits	3.09%	2.91%	2.09%	2.29%	2.14%	1.92%
Portfolio Turnover Rate	3.61%	5.98%	9.14%	7.75%	5.02%	4.56%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $9,000, $4,000, $12,000, $33,000, $3,000 and $13,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2015 and the fiscal years ended March 31, 2015, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

GLOBAL SUSTAINABILITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014	FISCAL YEAR ENDED MARCH 31, 2013	FISCAL YEAR ENDED MARCH 31, 2012	FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$12.29	$11.87	$10.20	$9.26	$9.37	$8.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	0.22	0.29	0.24	0.17	0.14
Net realized and unrealized gains (losses)	(1.14)	0.47	1.59	0.94	(0.12)	0.83
Total from Investment Operations	(1.01)	0.69	1.88	1.18	0.05	0.97
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	(0.27)	(0.21)	(0.24)	(0.16)	(0.13)
Total Distributions Paid	–	(0.27)	(0.21)	(0.24)	(0.16)	(0.13)
Net Asset Value, End of Period	$11.28	$12.29	$11.87	$10.20	$9.26	$9.37
Total Return(2)	(8.22)%	5.82%	18.38%	13.13%	0.81%	11.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$213,068	$220,201	$177,675	$134,737	$114,324	$99,201
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.30%	0.31%	0.30%	0.30%	0.56%	0.65%
Expenses, before reimbursements and credits	0.36%	0.47%	0.83%	0.87%	0.89%	0.91%
Net investment income, net of reimbursements and credits(4)	2.23%	2.02%	2.70%	2.43%	2.08%	1.72%
Net investment income, before reimbursements and credits	2.17%	1.86%	2.17%	1.86%	1.75%	1.46%
Portfolio Turnover Rate	8.64%	5.99%	12.32%	19.17%	12.61%	28.77%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $1,000, $1,000, $2,000, $1,000 and $4,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2015 and the fiscal years ended March 31, 2015, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

INTERNATIONAL EQUITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014	FISCAL YEAR ENDED MARCH 31, 2013	FISCAL YEAR ENDED MARCH 31, 2012	FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$11.78	$12.41	$10.78	$9.96	$10.88	$10.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	0.39	0.33	0.25	0.28	0.23
Net realized and unrealized gains (losses)	(1.26)	(0.57)	1.54	0.83	(0.94)	0.77
Total from Investment Operations	(1.08)	(0.18)	1.87	1.08	(0.66)	1.00
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	(0.45)	(0.24)	(0.26)	(0.26)	(0.21)
Total Distributions Paid	–	(0.45)	(0.24)	(0.26)	(0.26)	(0.21)
Net Asset Value, End of Period	$10.70	$11.78	$12.41	$10.78	$9.96	$10.88
Total Return(2)	(9.17)%	(1.30)%	17.32%	11.04%	(5.67)%	9.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$4,172,277	$4,244,015	$4,608,961	$2,465,305	$1,669,734	$1,693,014
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.25%	0.26%	0.25%	0.25%	0.40%	0.45%
Expenses, before reimbursements and credits	0.30%	0.39%	0.61%	0.62%	0.62%	0.62%
Net investment income, net of reimbursements and credits(4)	3.31%	2.91%	3.53%	2.97%	2.93%	2.32%
Net investment income, before reimbursements and credits	3.26%	2.78%	3.17%	2.60%	2.71%	2.15%
Portfolio Turnover Rate	12.14%	48.57%	40.72%	25.01%	30.63%	8.41%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $5,000, $6,000, $30,000, $14,000, $5,000 and $34,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2015, and the fiscal years ended March 31, 2015, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

MID CAP INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014	FISCAL YEAR ENDED MARCH 31, 2013	FISCAL YEAR ENDED MARCH 31, 2012	FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$18.43	$17.40	$14.96	$13.18	$13.07	$10.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12	0.21	0.20	0.18	0.12	0.10
Net realized and unrealized gains (losses)	(1.88)	1.81	2.91	2.07	0.09	2.65
Total from Investment Operations	(1.76)	2.02	3.11	2.25	0.21	2.75
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.21)	(0.17)	(0.17)	(0.10)	(0.10)
From net realized gains	–	(0.78)	(0.50)	(0.30)	–	–
Total Distributions Paid	–	(0.99)	(0.67)	(0.47)	(0.10)	(0.10)
Net Asset Value, End of Period	$16.67	$18.43	$17.40	$14.96	$13.18	$13.07
Total Return(1)	(9.55)%	11.98%	21.11%	17.56%	1.75%	26.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,554,304	$1,664,307	$1,316,168	$980,340	$671,199	$519,014
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.15%	0.15%	0.15%	0.15%	0.25%	0.29%
Expenses, before reimbursements and credits	0.18%	0.26%	0.50%	0.51%	0.52%	0.53%
Net investment income, net of reimbursements and credits(3)	1.36%	1.27%	1.29%	1.47%	1.07%	1.02%
Net investment income, before reimbursements and credits	1.33%	1.16%	0.94%	1.11%	0.80%	0.78%
Portfolio Turnover Rate	9.37%	17.87%	12.72%	9.57%	12.07%	13.01%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $13,000, $8,000, $20,000, $29,000 and $15,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2015 and the fiscal years ended March 31, 2015, 2014, 2013 and 2012, respectively, and approximately $21,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SMALL CAP INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014	FISCAL YEAR ENDED MARCH 31, 2013	FISCAL YEAR ENDED MARCH 31, 2012	FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$12.67	$12.38	$10.41	$9.16	$9.28	$7.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.07	0.13	0.12	0.13	0.08	0.06
Net realized and unrealized gains (losses)	(1.54)	0.82	2.43	1.33	(0.14)	1.82
Total from Investment Operations	(1.47)	0.95	2.55	1.46	(0.06)	1.88
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.13)	(0.10)	(0.15)	(0.06)	(0.06)
From net realized gains	–	(0.53)	(0.48)	(0.06)	–	–
Total Distributions Paid	–	(0.66)	(0.58)	(0.21)	(0.06)	(0.06)
Net Asset Value, End of Period	$11.20	$12.67	$12.38	$10.41	$9.16	$9.28
Total Return(1)	(11.60)%	8.02%	24.77%	16.24%	(0.53)%	25.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$929,554	$1,055,543	$985,665	$763,112	$512,782	$442,254
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.15%	0.15%	0.15%	0.15%	0.29%	0.34%
Expenses, before reimbursements and credits	0.18%	0.26%	0.51%	0.52%	0.53%	0.55%
Net investment income, net of reimbursements and credits(3)	1.16%	1.14%	1.06%	1.60%	1.02%	0.85%
Net investment income, before reimbursements and credits	1.13%	1.03%	0.70%	1.23%	0.78%	0.64%
Portfolio Turnover Rate	14.35%	17.34%	15.62%	13.04%	16.51%	13.55%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $7,000, $5,000, $15,000, $24,000 and $10,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2015 and the fiscal years ended March 31, 2015, 2014, 2013 and 2012, respectively and approximately $26,000, which represent 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

STOCK INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014	FISCAL YEAR ENDED MARCH 31, 2013	FISCAL YEAR ENDED MARCH 31, 2012	FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$25.41	$23.17	$19.47	$17.46	$16.41	$14.47
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.25	0.46	0.43	0.37	0.28	0.26
Net realized and unrealized gains (losses)	(1.82)	2.45	3.76	2.01	1.05	1.94
Total from Investment Operations	(1.57)	2.91	4.19	2.38	1.33	2.20
LESS DISTRIBUTIONS PAID:
From net investment income	(0.25)	(0.46)	(0.42)	(0.37)	(0.28)	(0.26)
From net realized gains	–	(0.21)	(0.07)	–	–	–
Total Distributions Paid	(0.25)	(0.67)	(0.49)	(0.37)	(0.28)	(0.26)
Net Asset Value, End of Period	$23.59	$25.41	$23.17	$19.47	$17.46	$16.41
Total Return(1)	(6.23)%	12.59%	21.73%	13.83%	8.31%	15.40%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$6,384,995	$6,969,686	$5,635,985	$4,830,786	$3,287,234	$2,233,947
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.10%	0.10%	0.10%	0.10%	0.20%	0.24%
Expenses, before reimbursements and credits	0.11%	0.18%	0.38%	0.38%	0.39%	0.39%
Net investment income, net of reimbursements and credits(3)	1.95%	1.89%	1.96%	2.17%	1.88%	1.85%
Net investment income, before reimbursements and credits	1.94%	1.81%	1.68%	1.89%	1.69%	1.70%
Portfolio Turnover Rate	3.01%	3.03%	8.16%	7.38%	2.73%	4.35%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $18,000, $35,000, $71,000, $121,000 and $50,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2015, and the fiscal years ended March 31, 2015, 2014, 2013 and 2012, respectively, and approximately $113,000, which represents 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND	SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.1%

Brazil – 3.8%

Ambev S.A.	1,995,560	$9,805

Ambev S.A. ADR	171,548	841

B2W Cia Digital *	52,947	198

Banco Bradesco S.A.	341,893	2,043

Banco do Brasil S.A.	393,644	1,492

Banco Santander Brasil S.A.	199,236	637

BB Seguridade Participacoes S.A.	319,701	1,991

BM&FBovespa S.A. – Bolsa de Valores Mercadorias e Futuros	746,761	2,072

BR Malls Participacoes S.A.	202,115	535

BRF S.A.	292,320	5,209

CCR S.A.	413,300	1,268

CETIP S.A. – Mercados Organizados	99,608	826

Cia de Saneamento Basico do Estado de Sao Paulo *	171,271	682

Cia Siderurgica Nacional S.A.	270,690	272

Cielo S.A.	373,686	3,474

Cosan S.A. Industria e Comercio	54,747	276

CPFL Energia S.A.	87,332	326

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	141,372	297

Duratex S.A. *	145,746	213

EcoRodovias Infraestrutura e Logistica S.A.	92,470	143

EDP – Energias do Brasil S.A.	128,705	379

Embraer S.A.	320,562	2,050

Equatorial Energia S.A.	76,914	659

Estacio Participacoes S.A.	135,384	476

Fibria Celulose S.A.	120,617	1,632

Hypermarcas S.A. *	171,558	657

Itausa – Investimentos Itau S.A. (1)	2	–

JBS S.A.	346,736	1,468

Klabin S.A.	256,641	1,423

Kroton Educacional S.A.	647,752	1,268

Localiza Rent a Car S.A.	67,419	415

Lojas Americanas S.A.	90,000	265

Lojas Renner S.A.	303,195	1,418

M Dias Branco S.A. *	16,500	244

Multiplan Empreendimentos Imobiliarios S.A.	33,620	361

Natura Cosmeticos S.A.	77,014	378

Odontoprev S.A.	147,050	363

Petroleo Brasileiro S.A. *	1,178,178	2,544

Petroleo Brasileiro S.A. ADR *	63,578	277

Porto Seguro S.A.	55,508	420

Qualicorp S.A.	102,300	379

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.1% – continued

Brazil – 3.8% – continued

Raia Drogasil S.A. *	88,307	$871

Souza Cruz S.A.	176,540	1,187

Sul America S.A.	61,099	279

Tim Participacoes S.A.	408,636	772

TOTVS S.A.	52,855	391

Tractebel Energia S.A.	76,938	654

Transmissora Alianca de Energia Eletrica S.A.	53,700	259

Ultrapar Participacoes S.A.	155,524	2,612

Vale S.A.	545,862	2,282

Vale S.A. ADR	42,422	178

Via Varejo S.A.	58,900	61

WEG S.A.	232,280	906
		60,128

Chile – 1.2%

AES Gener S.A.	1,207,307	565

Aguas Andinas S.A., Class A	1,171,624	609

Banco de Chile	11,712,489	1,221

Banco de Credito e Inversiones	16,898	686

Banco Santander Chile	28,455,577	1,289

Banco Santander Chile ADR	1,400	26

Cencosud S.A.	602,950	1,174

Cia Cervecerias Unidas S.A.	62,364	688

Colbun S.A.	3,902,738	1,006

Corpbanca S.A.	68,818,675	606

Empresa Nacional de Electricidad S.A.	1,417,516	1,668

Empresa Nacional de Electricidad S.A. ADR	3,800	135

Empresa Nacional de Telecomunicaciones S.A.	57,513	543

Empresas CMPC S.A.	587,860	1,513

Empresas COPEC S.A.	211,237	1,917

Enersis S.A.	8,852,513	2,229

Enersis S.A. ADR	3,072	39

Latam Airlines Group S.A. *	106,589	512

Latam Airlines Group S.A. BDR *	34,762	140

S.A.C.I. Falabella	219,624	1,361

SONDA S.A.	201,518	302

Vina Concha y Toro S.A.	136,484	226
		18,455

China – 17.4%

AAC Technologies Holdings, Inc.	319,500	1,999

Agricultural Bank of China Ltd., Class H	10,500,367	3,991

Air China Ltd., Class H	856,705	683

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.1% – continued

China – 17.4% – continued

Aluminum Corp. of China Ltd., Class H *	1,667,435	$520

Anhui Conch Cement Co. Ltd., Class H	527,575	1,562

ANTA Sports Products Ltd.	426,432	1,110

AviChina Industry & Technology Co. Ltd., Class H	1,058,313	788

Bank of China Ltd., Class H	36,229,652	15,682

Bank of Communications Co. Ltd., Class H	4,008,117	2,790

BBMG Corp., Class H	491,341	340

Beijing Capital International Airport Co. Ltd., Class H	640,000	598

Belle International Holdings Ltd.	2,154,000	1,881

Byd Co. Ltd., Class H *	289,199	1,538

CGN Power Co. Ltd., Class H (2)(3)	4,067,000	1,709

China Cinda Asset Management Co. Ltd., Class H	3,708,000	1,293

China CITIC Bank Corp. Ltd., Class H *	3,752,286	2,187

China Coal Energy Co. Ltd., Class H	1,243,232	506

China Communications Construction Co. Ltd., Class H	2,028,287	2,519

China Communications Services Corp. Ltd., Class H	1,153,035	446

China Conch Venture Holdings Ltd.	614,500	1,309

China Construction Bank Corp., Class H	38,360,410	25,696

China COSCO Holdings Co. Ltd., Class H *	1,175,221	749

China Everbright Bank Co. Ltd., Class H	1,600,000	698

China Everbright International Ltd.	1,127,000	1,589

China Galaxy Securities Co. Ltd., Class H	1,522,000	1,079

China Huishan Dairy Holdings Co. Ltd.	2,691,380	973

China International Marine Containers Group Co. Ltd., Class H	259,500	458

China Life Insurance Co. Ltd., Class H	3,393,544	11,845

China Longyuan Power Group Corp. Ltd, Class H	1,434,473	1,550

China Medical System Holdings Ltd.	482,000	556

China Mengniu Dairy Co. Ltd.	633,935	2,238

China Merchants Bank Co. Ltd., Class H	2,054,933	5,007

China Minsheng Banking Corp. Ltd., Class H	2,717,212	2,515

China National Building Material Co. Ltd., Class H	1,360,000	789

China Oilfield Services Ltd., Class H	862,757	870

China Pacific Insurance Group Co. Ltd., Class H	1,171,937	4,340

China Petroleum & Chemical Corp., Class H	11,660,628	7,171

China Railway Construction Corp. Ltd., Class H	861,000	1,279

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.1% – continued

China – 17.4% – continued

China Railway Group Ltd., Class H	1,837,827	$1,686

China Shenhua Energy Co. Ltd., Class H	1,551,636	2,387

China Shipping Container Lines Co. Ltd., Class H *	1,719,695	690

China Southern Airlines Co. Ltd., Class H	850,530	625

China Telecom Corp. Ltd., Class H	6,216,339	3,012

China Vanke Co. Ltd., Class H	579,372	1,244

Chongqing Changan Automobile Co. Ltd., Class B	383,400	651

Chongqing Rural Commercial Bank Co. Ltd., Class H	1,102,434	627

CITIC Securities Co. Ltd., Class H	1,011,000	1,818

CNOOC Ltd.	8,160,433	8,436

Country Garden Holdings Co. Ltd.	2,667,303	967

CRRC Corp. Ltd., Class H *	2,000,991	2,563

CSPC Pharmaceutical Group Ltd.	2,020,000	1,782

Dalian Wanda Commercial Properties Co. Ltd., Class H (2)(3)	274,445	1,577

Datang International Power Generation Co. Ltd., Class H	1,421,875	542

Dongfeng Motor Group Co. Ltd., Class H	1,265,169	1,585

ENN Energy Holdings Ltd.	353,279	1,705

Evergrande Real Estate Group Ltd.	2,317,400	1,324

Fosun International Ltd.	899,160	1,555

Geely Automobile Holdings Ltd.	2,568,423	1,238

GF Securities Co. Ltd., Class H *	404,800	739

GOME Electrical Appliances Holding Ltd.	5,504,970	847

Great Wall Motor Co. Ltd., Class H	1,420,296	1,594

Guangzhou Automobile Group Co. Ltd., Class H	1,089,760	889

Guangzhou R&F Properties Co. Ltd., Class H	438,814	401

Haitian International Holdings Ltd.	291,000	482

Haitong Securities Co. Ltd., Class H	1,513,623	2,192

Hengan International Group Co. Ltd.	328,398	3,206

Huadian Power International Corp. Ltd., Class H	744,000	584

Huaneng Power International, Inc., Class H	1,610,501	1,748

Huaneng Renewables Corp. Ltd., Class H	1,814,357	674

Huatai Securities Co. Ltd., Class H (2)(3) *	389,000	777

Industrial & Commercial Bank of China Ltd., Class H	33,647,515	19,507

Inner Mongolia Yitai Coal Co. Ltd., Class B	482,316	394

Jiangsu Expressway Co. Ltd., Class H	526,000	674

Jiangxi Copper Co. Ltd., Class H	637,000	778

Kingsoft Corp. Ltd.	387,903	765

Lenovo Group Ltd.	2,938,000	2,495

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.1% – continued

China – 17.4% – continued

Longfor Properties Co. Ltd.	720,731	$913

Luye Pharma Group Ltd. *	614,500	551

New China Life Insurance Co. Ltd., Class H	375,952	1,624

People’s Insurance Co. Group of China (The) Ltd., Class H	3,084,535	1,511

PetroChina Co. Ltd., Class H	9,455,438	6,588

PICC Property & Casualty Co. Ltd., Class H	1,576,906	3,092

Ping An Insurance Group Co. of China Ltd., Class H	2,378,906	11,858

Semiconductor Manufacturing International Corp. *	11,911,000	1,076

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	864,116	547

Shanghai Electric Group Co. Ltd., Class H	1,380,000	761

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	169,500	533

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	323,600	681

Shenzhou International Group Holdings Ltd.	277,000	1,432

Shui On Land Ltd.	1,329,500	307

Sino Biopharmaceutical Ltd.	1,384,000	1,723

Sino-Ocean Land Holdings Ltd.	1,455,048	800

Sinopec Engineering Group Co. Ltd., Class H	515,000	450

Sinopec Shanghai Petrochemical Co. Ltd., Class H *	1,614,005	628

Sinopharm Group Co. Ltd., Class H	548,714	1,930

Sinotrans Ltd., Class H	748,000	353

SOHO China Ltd.	1,031,278	402

Sunac China Holdings Ltd.	857,000	453

Tencent Holdings Ltd.	2,351,070	39,542

Tingyi Cayman Islands Holding Corp.	956,435	1,534

Tsingtao Brewery Co. Ltd., Class H	175,767	773

Want Want China Holdings Ltd.	2,681,870	2,214

Weichai Power Co. Ltd., Class H	409,906	384

Yanzhou Coal Mining Co. Ltd., Class H	781,138	347

Zhejiang Expressway Co. Ltd., Class H	711,294	777

Zhuzhou CSR Times Electric Co. Ltd., Class H	246,974	1,837

Zijin Mining Group Co. Ltd., Class H	2,494,162	658

ZTE Corp., Class H	340,917	785
		274,677

Colombia – 0.3%

Almacenes Exito S.A.	88,259	379

Cementos Argos S.A.	170,788	522

Corp. Financiera Colombiana S.A.	31,075	382

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.1% – continued

Colombia – 0.3% – continued

Ecopetrol S.A.	2,198,017	$947

Ecopetrol S.A. ADR	5,700	49

Grupo Argos S.A.	130,958	759

Grupo de Inversiones Suramericana S.A.	114,136	1,327

Interconexion Electrica S.A. ESP	167,500	388

Isagen S.A. ESP	393,656	367
		5,120

Czech Republic – 0.2%

CEZ A.S.	71,587	1,491

Komercni banka A.S.	6,686	1,450

Pegas Nonwovens S.A.	6,621	234
		3,175

Egypt – 0.2%

Commercial International Bank Egypt S.A.E.	355,433	2,409

Global Telecom Holding S.A.E. *	1,171,981	284

Talaat Moustafa Group	494,677	430
		3,123

Greece – 0.2%

Alpha Bank A.E. *	2,133,259	257

Eurobank Ergasias S.A. *	4,376,375	108

FF Group *	14,512	296

Hellenic Telecommunications Organization S.A.	106,815	933

JUMBO S.A.	49,476	435

National Bank of Greece S.A. *	802,974	347

OPAP S.A.	97,735	885

Piraeus Bank S.A. *	978,729	86

Titan Cement Co. S.A.	21,001	475
		3,822

Hong Kong – 5.0%

Alibaba Health Information Technology Ltd. *	1,174,000	756

Alibaba Pictures Group Ltd. *	4,630,000	1,038

Beijing Enterprises Holdings Ltd.	233,771	1,411

Beijing Enterprises Water Group Ltd. *	2,067,886	1,454

Brilliance China Automotive Holdings Ltd.	1,411,944	1,681

China Agri-Industries Holdings Ltd. *	1,172,492	406

China Everbright Ltd.	415,110	956

China Gas Holdings Ltd.	809,495	1,121

China Jinmao Holdings Group Ltd.	1,185,791	301

China Merchants Holdings International Co. Ltd.	530,511	1,571

China Mobile Ltd.	2,800,212	33,421

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.1% – continued

Hong Kong – 5.0% – continued

China Overseas Land & Investment Ltd.	1,794,475	$5,476

China Power International

Development Ltd.	1,602,000	1,050

China Resources Cement Holdings Ltd.	938,343	430

China Resources Enterprise Ltd.	527,711	983

China Resources Gas Group Ltd.	383,958	997

China Resources Land Ltd.	1,287,432	3,044

China Resources Power Holdings Co. Ltd.	868,900	1,996

China State Construction International

Holdings Ltd.	886,534	1,271

China Taiping Insurance Holdings

Co. Ltd. *	741,104	2,321

China Unicom Hong Kong Ltd.	2,674,494	3,399

CITIC Ltd.	1,981,803	3,627

COSCO Pacific Ltd.	854,827	1,106

Far East Horizon Ltd.	829,000	645

GCL-Poly Energy Holdings Ltd. *	5,105,675	991

Goldin Properties Holdings Ltd. *	652,275	592

Guangdong Investment Ltd.	1,298,514	1,943

Haier Electronics Group Co. Ltd.	561,000	940

Kunlun Energy Co. Ltd.	1,533,230	1,101

New World China Land Ltd.	1,163,804	695

Nine Dragons Paper Holdings Ltd.	767,923	403

Shanghai Industrial Holdings Ltd.	222,043	493

Shimao Property Holdings Ltd.	670,403	1,016

Sun Art Retail Group Ltd.	999,000	770

Yuexiu Property Co. Ltd.	2,713,652	448
		79,853

Hungary – 0.2%

MOL Hungarian Oil & Gas PLC	15,992	698

OTP Bank PLC	103,297	1,993

Richter Gedeon Nyrt.	66,895	1,064
		3,755

India – 8.5%

ACC Ltd.	16,445	338

Adani Ports & Special Economic Zone Ltd.	371,512	1,699

Aditya Birla Nuvo Ltd.	17,736	581

Ambuja Cements Ltd.	289,413	910

Apollo Hospitals Enterprise Ltd.	36,099	795

Asian Paints Ltd.	139,299	1,790

Aurobindo Pharma Ltd.	129,914	1,527

Bajaj Auto Ltd.	41,692	1,472

Bharat Forge Ltd.	47,849	663

Bharat Heavy Electricals Ltd.	296,030	930

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.1% – continued

India – 8.5% – continued

Bharat Petroleum Corp. Ltd.	81,575	$1,059

Bharti Airtel Ltd.	564,614	2,914

Bharti Infratel Ltd.	233,643	1,266

Bosch Ltd.	3,787	1,123

Cairn India Ltd.	184,626	433

Cipla Ltd.	147,061	1,428

Coal India Ltd.	312,937	1,565

Container Corp. Of India Ltd.	14,835	336

Dabur India Ltd.	227,089	960

Divi’s Laboratories Ltd.	43,510	740

DLF Ltd.	95,167	200

Dr. Reddy’s Laboratories Ltd.	38,651	2,452

Dr. Reddy’s Laboratories Ltd. ADR	15,005	959

Eicher Motors Ltd.	5,649	1,535

GAIL India Ltd.	169,519	782

GlaxoSmithKline Consumer Healthcare Ltd.	4,589	423

Glenmark Pharmaceuticals Ltd.	61,912	993

Godrej Consumer Products Ltd.	54,816	1,021

HCL Technologies Ltd.	257,741	3,865

Hero MotoCorp Ltd.	20,617	753

Hindalco Industries Ltd.	501,423	543

Hindustan Unilever Ltd.	346,438	4,306

Housing Development Finance Corp. Ltd.	674,248	12,492

ICICI Bank Ltd.	246,740	1,021

ICICI Bank Ltd. ADR	130,355	1,092

Idea Cellular Ltd.	523,562	1,195

Indiabulls Housing Finance Ltd.	133,871	1,637

Infosys Ltd.	695,545	12,398

Infosys Ltd. ADR	134,148	2,561

ITC Ltd.	1,022,023	5,146

JSW Steel Ltd.	41,952	570

Larsen & Toubro Ltd.	137,163	3,073

Larsen & Toubro Ltd. GDR (Registered)	7,050	158

LIC Housing Finance Ltd.	128,344	923

Lupin Ltd.	104,721	3,250

Mahindra & Mahindra Financial Services Ltd.	121,618	445

Mahindra & Mahindra Ltd.	170,942	3,298

Marico Ltd.	101,429	626

Motherson Sumi Systems Ltd.	143,732	508

Nestle India Ltd.	10,542	1,024

NTPC Ltd.	523,285	989

Oil & Natural Gas Corp. Ltd.	400,315	1,402

Oil India Ltd.	55,813	361

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.1% – continued

India – 8.5% – continued

Piramal Enterprises Ltd.	28,608	$379

Power Finance Corp. Ltd.	107,390	378

Reliance Communications Ltd. *	316,895	329

Reliance Industries Ltd.	465,747	6,133

Reliance Industries Ltd. GDR (2)(3)	57,226	1,491

Rural Electrification Corp. Ltd.	140,938	590

Shree Cement Ltd. *	3,317	593

Shriram Transport Finance Co. Ltd.	66,107	934

Siemens Ltd.	30,909	626

State Bank of India	694,225	2,519

Sun Pharmaceutical Industries Ltd.	434,463	5,763

Tata Consultancy Services Ltd.	213,741	8,437

Tata Motors Ltd. *	338,527	1,545

Tata Motors Ltd. ADR *	7,068	159

Tata Power Co. Ltd.	523,318	519

Tata Steel Ltd.	128,941	419

Tech Mahindra Ltd.	115,954	987

UltraTech Cement Ltd.	14,748	602

United Breweries Ltd.	30,869	416

United Spirits Ltd. *	26,636	1,260

UPL Ltd.	126,499	886

Vedanta Ltd.	410,201	526

Wipro Ltd.	260,579	2,378

Wipro Ltd. ADR	25,040	308

Zee Entertainment Enterprises Ltd.	282,091	1,692
		134,399

Indonesia – 2.0%

Adaro Energy Tbk PT	7,010,520	257

Astra Agro Lestari Tbk PT	217,222	270

Astra International Tbk PT	8,890,760	3,184

Bank Central Asia Tbk PT	5,454,792	4,580

Bank Danamon Indonesia Tbk PT	1,631,443	323

Bank Mandiri Persero Tbk PT	4,315,355	2,341

Bank Negara Indonesia Persero Tbk PT	3,549,409	1,006

Bank Rakyat Indonesia Persero Tbk PT	4,815,658	2,861

Bumi Serpong Damai Tbk PT	3,245,200	313

Charoen Pokphand Indonesia Tbk PT	3,791,335	521

Global Mediacom Tbk PT	3,327,200	215

Gudang Garam Tbk PT	200,215	574

Indocement Tunggal Prakarsa Tbk PT	623,803	705

Indofood CBP Sukses Makmur Tbk PT	551,700	469

Indofood Sukses Makmur Tbk PT	1,938,971	734

Jasa Marga Persero Tbk PT	781,500	258

Kalbe Farma Tbk PT	10,098,380	952

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.1% – continued

Indonesia – 2.0% – continued

Lippo Karawaci Tbk PT	8,481,500	$655

Matahari Department Store Tbk PT	1,079,873	1,190

Media Nusantara Citra Tbk PT	2,335,500	263

Perusahaan Gas Negara Persero Tbk PT	5,097,712	886

Semen Indonesia Persero Tbk PT	1,460,055	906

Summarecon Agung Tbk PT	4,723,865	363

Surya Citra Media Tbk PT	2,738,200	515

Tambang Batubara Bukit Asam

Persero Tbk PT	491,900	190

Telekomunikasi Indonesia Persero Tbk PT	22,638,362	4,068

Tower Bersama Infrastructure Tbk PT *	765,900	343

Unilever Indonesia Tbk PT	740,128	1,921

United Tractors Tbk PT	792,071	950

XL Axiata Tbk PT *	1,402,860	251
		32,064

Malaysia – 3.0%

AirAsia Bhd.	450,400	132

Alliance Financial Group Bhd.	539,000	411

AMMB Holdings Bhd.	924,937	962

Astro Malaysia Holdings Bhd.	662,800	426

Axiata Group Bhd.	1,108,878	1,463

Berjaya Sports Toto Bhd.	371,806	261

British American Tobacco Malaysia Bhd.	55,600	764

Bumi Armada Bhd.	1,307,800	276

CIMB Group Holdings Bhd.	2,316,171	2,356

Dialog Group Bhd.	1,517,644	554

DiGi.Com Bhd.	1,598,000	2,018

Felda Global Ventures Holdings Bhd.	660,400	226

Gamuda Bhd.	752,400	752

Genting Bhd.	1,037,700	1,718

Genting Malaysia Bhd.	1,439,300	1,360

Genting Plantations Bhd.	129,900	292

Hong Leong Bank Bhd.	242,240	724

Hong Leong Financial Group Bhd.	79,200	253

IHH Healthcare Bhd.	1,152,300	1,566

IJM Corp. Bhd.	1,486,240	1,090

IOI Corp. Bhd.	1,388,240	1,291

IOI Properties Group Bhd.	728,848	329

Kuala Lumpur Kepong Bhd.	211,250	1,047

Lafarge Malaysia Bhd.	178,600	366

Malayan Banking Bhd.	2,224,450	4,342

Malaysia Airports Holdings Bhd.	336,293	402

Maxis Bhd.	817,951	1,220

MISC Bhd.	518,960	1,039

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.1% – continued

Malaysia – 3.0% – continued

Petronas Chemicals Group Bhd.	1,176,800	$1,646

Petronas Dagangan Bhd.	109,500	544

Petronas Gas Bhd.	326,200	1,633

PPB Group Bhd.	198,000	696

Public Bank Bhd.	1,130,261	4,510

RHB Capital Bhd.	235,092	318

SapuraKencana Petroleum Bhd.	1,621,300	699

Sime Darby Bhd.	1,330,310	2,358

Telekom Malaysia Bhd.	559,286	852

Tenaga Nasional Bhd.	1,501,850	4,114

UMW Holdings Bhd.	271,500	465

Westports Holdings Bhd.	507,100	491

YTL Corp. Bhd.	1,849,480	674

YTL Power International Bhd.	629,813	231
		46,871

Mexico – 4.5%

Alfa S.A.B. de C.V., Series A	1,305,480	2,539

America Movil S.A.B. de C.V., Series L	14,762,982	12,270

Arca Continental S.A.B. de C.V.	177,284	998

Cemex S.A.B. de C.V., Series CPO *	5,792,342	4,043

Coca-Cola Femsa S.A.B. de C.V., Series L	223,722	1,556

Controladora Comercial Mexicana S.A.B.de C.V., Series UBC	202,600	588

El Puerto de Liverpool S.A.B. de C.V., Series C1	79,700	1,035

Fibra Uno Administracion S.A. de C.V.	1,065,900	2,201

Fomento Economico Mexicano S.A.B. de C.V., Series UBD	827,277	7,396

Gentera S.A.B. de C.V.	461,372	754

Gruma S.A.B. de C.V., Series B	93,580	1,287

Grupo Aeroportuario del Pacifico S.A.B.de C.V., Series B	133,252	1,159

Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B	91,000	1,389

Grupo Bimbo S.A.B. de C.V., Series A *	772,728	1,956

Grupo Carso S.A.B. de C.V., Series A1	273,606	1,230

Grupo Comercial Chedraui S.A. de C.V.	145,800	380

Grupo Financiero Banorte S.A.B. de C.V., Series O	1,140,318	5,593

Grupo Financiero Inbursa S.A.B. de C.V., Series O	1,096,943	2,267

Grupo Financiero Santander Mexico S.A.B. de C.V., Series B	877,000	1,297

Grupo Lala S.A.B. de C.V.	268,280	635

Grupo Mexico S.A.B. de C.V., Series B	1,731,536	4,188

Grupo Televisa S.A.B., Series CPO	1,097,214	5,714

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.1% – continued

Mexico – 4.5% – continued

Industrias Penoles S.A.B. de C.V.	69,232	$947

Kimberly-Clark de Mexico S.A.B. de C.V., Series A	749,927	1,696

Mexichem S.A.B. de C.V.	455,034	1,118

OHL Mexico S.A.B. de C.V. *	348,700	450

Promotora y Operadora de Infraestructura S.A.B. de C.V. *	112,000	1,227

Wal-Mart de Mexico S.A.B. de C.V.	2,383,437	5,881
		71,794

Peru – 0.4%

Cia de Minas Buenaventura S.A.A. ADR	94,706	565

Credicorp Ltd.	29,752	3,164

Southern Copper Corp.	67,327	1,799
		5,528

Philippines – 1.4%

Aboitiz Equity Ventures, Inc.	797,589	981

Aboitiz Power Corp.	694,944	643

Alliance Global Group, Inc.	997,824	328

Ayala Corp.	102,287	1,683

Ayala Land, Inc.	3,201,680	2,336

Bank of the Philippine Islands	381,223	655

BDO Unibank, Inc.	719,126	1,594

DMCI Holdings, Inc.	1,990,300	547

Energy Development Corp.	4,690,650	554

Globe Telecom, Inc.	15,370	776

GT Capital Holdings, Inc.	37,830	1,027

International Container Terminal Services, Inc.	258,680	416

JG Summit Holdings, Inc.	1,192,101	1,812

Jollibee Foods Corp.	212,003	875

Megaworld Corp.	5,366,000	503

Metro Pacific Investments Corp.	5,488,000	586

Metropolitan Bank & Trust Co.	177,568	310

Philippine Long Distance Telephone Co.	42,610	1,996

SM Investments Corp.	72,895	1,391

SM Prime Holdings, Inc.	3,384,113	1,499

Universal Robina Corp.	387,230	1,594
		22,106

Poland – 1.5%

Alior Bank S.A. *	21,413	447

Bank Handlowy w Warszawie S.A.	15,809	337

Bank Millennium S.A. *	304,039	471

Bank Pekao S.A.	61,643	2,507

Bank Zachodni WBK S.A. *	16,286	1,260

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.1% – continued

Poland – 1.5% – continued

CCC S.A.	10,291	$445

Cyfrowy Polsat S.A. *	82,277	506

Enea S.A.	108,314	386

Energa S.A.	103,818	461

Eurocash S.A.	38,785	457

Grupa Azoty S.A. *	22,371	521

Grupa Lotos S.A. *	34,811	256

KGHM Polska Miedz S.A.	67,637	1,463

LPP S.A.	588	1,211

mBank S.A. *	6,440	589

Orange Polska S.A.	326,480	625

PGE Polska Grupa Energetyczna S.A.	393,799	1,400

Polski Koncern Naftowy Orlen S.A.	143,493	2,504

Polskie Gornictwo Naftowe i Gazownictwo S.A.	869,017	1,493

Powszechna Kasa Oszczednosci Bank Polski S.A. *	405,321	3,145

Powszechny Zaklad Ubezpieczen S.A.	26,165	2,687

Synthos S.A.	287,733	287

Tauron Polska Energia S.A.	555,361	480
		23,938

Qatar – 1.1%

Barwa Real Estate Co.	44,753	525

Commercial Bank (The) QSC	59,562	923

Doha Bank QSC	56,343	777

Ezdan Holding Group QSC	354,370	1,822

Gulf International Services QSC	21,853	391

Industries Qatar QSC	70,151	2,370

Masraf Al Rayan QSC	157,428	1,861

Ooredoo QSC	39,085	828

Qatar Electricity & Water Co. QSC	13,150	756

Qatar Insurance Co. S.A.Q.	40,860	1,044

Qatar Islamic Bank S.A.Q.	29,735	935

Qatar National Bank S.A.Q.	79,061	4,076

Vodafone Qatar QSC	161,204	601
		16,909

Russia – 3.4%

Alrosa PAO	851,651	757

Gazprom PAO	515,494	1,063

Gazprom PAO ADR	2,467,445	9,959

Lukoil PJSC	35,156	1,208

Lukoil PJSC ADR	11,873	404

Lukoil PJSC ADR (London Exchange)	188,895	6,429

Magnit PJSC	3,011	535

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.1% – continued

Russia – 3.4% – continued

Magnit PJSC GDR (Registered)	101,772	$4,872

MegaFon PJSC GDR (Registered)	44,587	542

MMC Norilsk Nickel PJSC	7,434	1,082

MMC Norilsk Nickel PJSC ADR	80,388	1,155

MMC Norilsk Nickel PJSC ADR (London Exchange)	92,887	1,335

Mobile TeleSystems PJSC ADR	237,350	1,714

Moscow Exchange MICEX-RTS PJSC	564,826	693

Novatek OAO GDR (Registered)	40,612	3,767

Rosneft OAO	95,885	357

Rosneft OAO GDR (Registered)	435,611	1,612

Rostelecom PJSC	271,937	358

Rostelecom PJSC ADR	10,070	80

RusHydro PJSC	29,671,245	277

RusHydro PJSC ADR	266,069	251

Sberbank of Russia	56,000	64

Sberbank of Russia (Moscow Exchange)	4,125,648	4,766

Sberbank of Russia ADR	158,557	785

Severstal PAO	280	3

Severstal PAO GDR (Registered)	100,645	1,068

Sistema JSFC GDR (Registered)	81,873	565

Surgutneftegas OAO	695,767	357

Surgutneftegas OAO ADR	120,622	612

Surgutneftegas OAO ADR (London Exchange)	141,244	722

Tatneft PAO	181,818	860

Tatneft PAO ADR	1,663	45

Tatneft PAO ADR (London Exchange)	72,254	2,026

Uralkali PJSC *	77,147	229

Uralkali PJSC GDR (Registered) *	46,707	693

VTB Bank PJSC	1,629,566,738	1,690

VTB Bank PJSC GDR (2)(3)	11,036	23

VTB Bank PJSC GDR (Registered)	384,561	779
		53,737

South Africa – 7.4%

African Bank Investments Ltd. *	213,004	5

African Rainbow Minerals Ltd.	48,924	184

Anglo American Platinum Ltd. *	23,190	384

AngloGold Ashanti Ltd. *	191,801	1,542

Aspen Pharmacare Holdings Ltd. *	156,346	3,325

Barclays Africa Group Ltd.	158,719	1,953

Barloworld Ltd.	111,933	610

Bidvest Group (The) Ltd.	144,417	3,406

Brait S.E.	161,180	1,636

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.1% – continued

South Africa – 7.4% – continued

Capitec Bank Holdings Ltd.	15,960	$578

Coronation Fund Managers Ltd.	96,799	457

Discovery Ltd.	169,713	1,690

Exxaro Resources Ltd.	64,240	244

FirstRand Ltd.	1,481,742	5,267

Foschini Group (The) Ltd.	90,035	912

Gold Fields Ltd.	342,793	903

Growthpoint Properties Ltd.	1,065,130	1,974

Hyprop Investments Ltd.	121,272	1,057

Impala Platinum Holdings Ltd. *	253,723	704

Imperial Holdings Ltd.	90,208	1,105

Investec Ltd.	117,345	898

Kumba Iron Ore Ltd.	31,173	177

Liberty Holdings Ltd.	59,401	542

Life Healthcare Group Holdings Ltd.	455,685	1,173

Massmart Holdings Ltd.	52,519	411

Mediclinic International Ltd.	225,033	1,796

MMI Holdings Ltd.	536,730	923

Mondi Ltd.	58,518	1,228

Mr. Price Group Ltd.	111,436	1,555

MTN Group Ltd.	743,480	9,572

Nampak Ltd.	255,073	476

Naspers Ltd., Class N	178,711	22,424

Nedbank Group Ltd.	92,188	1,463

Netcare Ltd.	416,060	1,092

Pick n Pay Stores Ltd.	107,823	516

Pioneer Foods Group Ltd.	53,695	760

PSG Group Ltd.	39,490	634

Rand Merchant Insurance Holdings Ltd.	317,571	951

Redefine Properties Ltd.	1,931,587	1,634

Remgro Ltd.	218,773	3,988

Resilient Property Income Fund Ltd.	117,822	988

RMB Holdings Ltd.	336,324	1,603

Sanlam Ltd.	797,336	3,451

Sappi Ltd. *	251,030	773

Sasol Ltd.	245,574	6,894

Shoprite Holdings Ltd.	211,979	2,408

SPAR Group (The) Ltd.	69,906	934

Standard Bank Group Ltd.	555,815	5,428

Steinhoff International Holdings Ltd.	1,020,769	6,273

Telkom S.A. SOC Ltd.	109,504	526

Tiger Brands Ltd.	76,249	1,681

Truworths International Ltd.	196,364	1,207

Tsogo Sun Holdings Ltd.	209,716	367

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.1% – continued

South Africa – 7.4% – continued

Vodacom Group Ltd.	165,009	$1,640

Woolworths Holdings Ltd.	419,758	2,938
		117,260

South Korea – 14.0%

Amorepacific Corp.	14,654	4,783

AMOREPACIFIC Group	12,984	1,796

BGF retail Co. Ltd.	3,333	571

BNK Financial Group, Inc.	90,872	1,055

Celltrion, Inc. *	28,271	1,632

Cheil Worldwide, Inc. *	37,350	577

CJ CheilJedang Corp.	3,782	1,219

CJ Corp.	6,978	1,550

CJ Korea Express Co. Ltd. *	3,181	534

Coway Co. Ltd.	22,991	1,629

Daelim Industrial Co. Ltd.	11,847	675

Daewoo Engineering & Construction Co. Ltd. *	45,860	248

Daewoo International Corp.	19,613	345

Daewoo Securities Co. Ltd.	80,958	803

Daewoo Shipbuilding & Marine Engineering Co. Ltd.	46,550	247

Daum Kakao Corp.	14,165	1,513

DGB Financial Group, Inc.	80,130	713

Dongbu Insurance Co. Ltd.	18,837	974

Dongsuh Cos., Inc.	13,209	411

Doosan Corp.	2,990	281

Doosan Heavy Industries & Construction Co. Ltd.	24,263	435

Doosan Infracore Co. Ltd. *	66,360	370

E-Mart Co. Ltd.	9,914	1,931

GS Engineering & Construction Corp. *	22,832	477

GS Holdings Corp.	23,359	902

Hana Financial Group, Inc.	132,511	2,961

Hankook Tire Co. Ltd.	35,118	1,177

Hanmi Pharm Co. Ltd. *	2,364	746

Hanmi Science Co. Ltd. *	4,880	577

Hanon Systems	16,211	533

Hanssem Co. Ltd.	4,675	1,131

Hanwha Chemical Corp.	44,368	814

Hanwha Corp.	18,512	610

Hanwha Life Insurance Co. Ltd.	104,841	722

Hotel Shilla Co. Ltd.	15,984	1,561

Hyosung Corp.	9,934	950

Hyundai Department Store Co. Ltd.	6,514	740

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.1% – continued

South Korea – 14.0% – continued

Hyundai Development Co. – Engineering & Construction	27,637	$1,279

Hyundai Engineering & Construction Co. Ltd.	34,619	1,006

Hyundai Glovis Co. Ltd.	8,995	1,686

Hyundai Heavy Industries Co. Ltd. *	19,225	1,576

Hyundai Marine & Fire Insurance Co. Ltd.	31,700	811

Hyundai Merchant Marine Co. Ltd. *	42,855	221

Hyundai Mobis Co. Ltd.	30,996	6,022

Hyundai Motor Co.	70,295	9,777

Hyundai Steel Co.	37,394	1,636

Hyundai Wia Corp.	7,320	804

Industrial Bank of Korea	132,109	1,522

Kangwon Land, Inc.	53,560	1,900

KB Financial Group, Inc.	176,570	5,241

KCC Corp.	2,513	881

KEPCO Plant Service & Engineering Co. Ltd.	9,105	931

Kia Motors Corp.	119,838	5,436

Korea Aerospace Industries Ltd.	19,320	1,113

Korea Electric Power Corp.	116,745	4,806

Korea Gas Corp.	13,474	454

Korea Investment Holdings Co. Ltd.	15,561	799

Korea Zinc Co. Ltd.	3,801	1,487

Korean Air Lines Co. Ltd. *	15,901	418

KT Corp. *	13,517	351

KT Corp. ADR *	6,526	85

KT&G Corp.	48,666	4,588

Kumho Petrochemical Co. Ltd.	6,504	294

LG Chem Ltd.	21,158	5,141

LG Corp.	43,218	2,213

LG Display Co. Ltd.	106,721	2,034

LG Electronics, Inc.	48,492	1,882

LG Household & Health Care Ltd.	4,310	3,113

LG Innotek Co. Ltd.	5,984	447

LG Uplus Corp.	106,753	1,093

Lotte Chemical Corp.	7,396	1,699

Lotte Confectionery Co. Ltd.	334	621

Lotte Shopping Co. Ltd.	4,715	1,143

LS Industrial Systems Co. Ltd.	4,964	189

Mirae Asset Securities Co. Ltd.	9,990	237

NAVER Corp.	12,763	5,544

NCSoft Corp.	7,332	1,176

NH Investment & Securities Co. Ltd.	68,228	578

OCI Co. Ltd.	6,984	489

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.1% – continued

South Korea – 14.0% – continued

Orion Corp.	1,706	$1,362

Paradise Co. Ltd.	20,291	387

POSCO	30,755	4,342

POSCO ADR	4,628	162

S-1 Corp.	8,165	641

Samsung C&T Corp. *	34,640	4,308

Samsung Card Co. Ltd.	16,282	496

Samsung Electro-Mechanics Co. Ltd.	26,010	1,418

Samsung Electronics Co. Ltd.	50,392	48,462

Samsung Fire & Marine Insurance Co. Ltd.	16,479	3,867

Samsung Heavy Industries Co. Ltd.	63,821	668

Samsung Life Insurance Co. Ltd.	36,662	3,063

Samsung SDI Co. Ltd.	25,211	2,319

Samsung SDS Co. Ltd.	14,336	3,497

Samsung Securities Co. Ltd.	26,568	1,027

Shinhan Financial Group Co. Ltd.	194,368	6,789

Shinsegae Co. Ltd.	3,406	681

SK Holdings Co. Ltd.	15,483	3,201

SK Hynix, Inc.	266,065	7,603

SK Innovation Co. Ltd. *	30,170	2,516

SK Networks Co. Ltd.	44,300	259

SK Telecom Co. Ltd.	3,632	804

SK Telecom Co. Ltd. ADR	10,300	251

S-Oil Corp.	21,909	1,168

Woori Bank	159,528	1,262

Yuhan Corp.	3,806	784
		222,253

Taiwan – 12.0%

Acer, Inc. *	1,362,800	538

Advanced Semiconductor Engineering, Inc.	2,815,364	3,080

Advantech Co. Ltd.	136,234	936

Asia Cement Corp.	1,047,567	1,026

Asia Pacific Telecom Co. Ltd. *	905,000	264

Asustek Computer, Inc.	315,546	2,711

AU Optronics Corp.	3,432,215	1,009

Casetek Holdings Ltd.	49,000	210

Catcher Technology Co. Ltd.	313,111	3,346

Cathay Financial Holding Co. Ltd.	3,643,075	4,985

Chailease Holding Co. Ltd.	476,028	747

Chang Hwa Commercial Bank Ltd.	2,064,443	1,017

Cheng Shin Rubber Industry Co. Ltd.	797,184	1,303

Chicony Electronics Co. Ltd.	233,510	540

China Airlines Ltd. *	1,147,307	393

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.1% – continued

Taiwan – 12.0% – continued

China Development Financial Holding Corp.	6,338,868	$1,708

China Life Insurance Co. Ltd.	1,563,049	1,191

China Motor Corp.	328,000	231

China Steel Corp.	5,131,156	2,995

Chunghwa Telecom Co. Ltd.	1,772,493	5,324

Compal Electronics, Inc.	1,958,759	1,114

CTBC Financial Holding Co. Ltd.	6,617,739	3,414

CTCI Corp.	306,000	367

Delta Electronics, Inc.	834,521	3,934

E.Sun Financial Holding Co. Ltd.	3,340,099	1,966

Eclat Textile Co. Ltd.	88,662	1,402

Epistar Corp.	431,351	336

Eva Airways Corp. *	821,768	460

Evergreen Marine Corp. Taiwan Ltd.	803,752	339

Far Eastern New Century Corp.	1,563,789	1,399

Far EasTone Telecommunications Co. Ltd.	766,345	1,654

Feng TAY Enterprise Co. Ltd.	138,020	861

First Financial Holding Co. Ltd.	4,220,490	1,918

Formosa Chemicals & Fibre Corp.	1,472,499	2,992

Formosa Petrochemical Corp.	495,487	1,180

Formosa Plastics Corp.	1,833,682	3,871

Formosa Taffeta Co. Ltd.	412,827	388

Foxconn Technology Co. Ltd.	364,001	1,051

Fubon Financial Holding Co. Ltd.	2,973,025	4,644

Giant Manufacturing Co. Ltd.	128,483	936

Hermes Microvision, Inc.	18,000	688

Highwealth Construction Corp.	347,490	492

Hiwin Technologies Corp.	86,962	465

Hon Hai Precision Industry Co. Ltd.	6,298,166	16,474

Hotai Motor Co. Ltd.	98,900	1,055

HTC Corp.	324,220	632

Hua Nan Financial Holdings Co. Ltd.	2,947,026	1,371

Innolux Corp.	3,913,900	1,228

Inotera Memories, Inc. *	1,008,546	634

Inventec Corp.	979,314	465

Kinsus Interconnect Technology Corp.	114,587	220

Largan Precision Co. Ltd.	44,835	3,520

Lite-On Technology Corp.	929,088	849

MediaTek, Inc.	665,334	4,965

Mega Financial Holding Co. Ltd.	4,443,771	3,084

Merida Industry Co. Ltd.	85,900	460

Nan Ya Plastics Corp.	2,164,951	3,672

Novatek Microelectronics Corp.	282,850	888

Pegatron Corp.	885,594	2,181

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.1% – continued

Taiwan – 12.0% – continued

Phison Electronics Corp.	61,608	$390

Pou Chen Corp.	980,093	1,480

Powertech Technology, Inc.	256,568	466

President Chain Store Corp.	273,220	1,704

Quanta Computer, Inc.	1,236,576	2,136

Radiant Opto-Electronics Corp.	183,800	573

Realtek Semiconductor Corp.	233,457	398

Ruentex Development Co. Ltd.	385,108	420

Ruentex Industries Ltd.	257,906	458

Shin Kong Financial Holding Co. Ltd.	3,700,458	881

Siliconware Precision Industries Co. Ltd.	1,390,480	1,726

Simplo Technology Co. Ltd.	133,532	431

SinoPac Financial Holdings Co. Ltd.	4,488,999	1,410

Standard Foods Corp.	142,123	305

Synnex Technology International Corp.	652,086	651

Taishin Financial Holding Co. Ltd.	3,743,117	1,327

Taiwan Business Bank *	1,697,226	421

Taiwan Cement Corp.	1,548,055	1,571

Taiwan Cooperative Financial Holding Co. Ltd.	2,995,917	1,241

Taiwan Fertilizer Co. Ltd.	327,000	409

Taiwan Glass Industry Corp. *	431,377	158

Taiwan Mobile Co. Ltd.	761,076	2,326

Taiwan Semiconductor ManufacturingCo. Ltd.	11,373,193	45,385

Teco Electric and Machinery Co. Ltd.	892,000	705

TPK Holding Co. Ltd.	144,003	346

Transcend Information, Inc.	109,442	276

U-Ming Marine Transport Corp.	233,000	248

Uni-President Enterprises Corp.	2,210,150	3,839

United Microelectronics Corp.	5,607,043	1,853

Vanguard International Semiconductor Corp.	349,000	398

Wan Hai Lines Ltd.	103,000	65

Wistron Corp.	1,039,279	547

WPG Holdings Ltd.	687,316	659

Ya Hsin Industrial Co. Ltd.(4) *	121,548	–

Yang Ming Marine Transport Corp. *	753,356	218

Yuanta Financial Holding Co. Ltd.	4,128,814	1,534

Yulon Motor Co. Ltd.	366,257	329

Zhen Ding Technology Holding Ltd.	225,850	650
		189,057

Thailand – 2.2%

Advanced Info Service PCL (Registered)	194,000	1,208

Advanced Info Service PCL NVDR	308,399	1,923

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.1% – continued

Thailand – 2.2% – continued

Airports of Thailand PCL NVDR	210,300	$1,629

Bangkok Bank PCL (Registered)	118,000	521

Bangkok Bank PCL NVDR	130,000	574

Bangkok Dusit Medical Services PCL NVDR	1,761,300	900

Banpu PCL (Registered)	233,500	129

Banpu PCL NVDR	317,880	176

BEC World PCL (Registered)	196,500	173

BEC World PCL NVDR	222,607	197

BTS Group Holdings PCL NVDR	2,670,400	718

Bumrungrad Hospital PCL NVDR	156,987	937

Central Pattana PCL NVDR	655,500	809

Charoen Pokphand Foods PCL NVDR	1,408,957	804

CP ALL PCL (Registered)	905,200	1,191

CP ALL PCL NVDR	1,112,836	1,467

Delta Electronics Thailand PCL NVDR	217,400	528

Energy Absolute PCL NVDR	505,600	300

Glow Energy PCL (Registered)	87,100	204

Glow Energy PCL NVDR	141,402	332

Home Product Center PCL NVDR	1,722,604	326

Indorama Ventures PCL NVDR	740,647	471

IRPC PCL (Registered)	1,860,900	193

IRPC PCL NVDR	2,732,681	284

Kasikornbank PCL (Registered)	191,500	903

Kasikornbank PCL NVDR	652,997	3,084

Krung Thai Bank PCL (Registered)	699,750	330

Krung Thai Bank PCL NVDR	783,293	370

Minor International PCL NVDR	815,430	648

PTT Exploration & Production PCL NVDR	415,743	806

PTT Exploration & Production PCL (Registered)	242,500	468

PTT Global Chemical PCL (Registered)	189,814	281

PTT Global Chemical PCL NVDR	621,976	924

PTT PCL (Registered)	183,500	1,213

PTT PCL NVDR	269,200	1,787

Siam Cement (The) PCL (Registered)	51,000	653

Siam Cement (The) PCL NVDR	135,398	1,734

Siam Commercial Bank (The) PCL NVDR	466,476	1,728

Siam Commercial Bank (The) PCL (Registered)	232,700	859

Thai Oil PCL (Registered)	97,800	142

Thai Oil PCL NVDR	277,095	404

Thai Union Group PCL NVDR	721,200	367

TMB Bank PCL NVDR	5,939,500	397

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.1% – continued

Thailand – 2.2% – continued

True Corp. PCL NVDR *	4,227,655	$1,139
		34,231

Turkey – 1.4%

Akbank T.A.S.	1,031,320	2,313

Anadolu Efes Biracilik Ve Malt Sanayii A.S.	89,563	633

Arcelik A.S.	111,248	543

BIM Birlesik Magazalar A.S.	103,009	1,827

Coca-Cola Icecek A.S.	33,387	382

Dogan Sirketler Grubu Holding A.S. (1) *	1	–

Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	824,576	684

Enka Insaat ve Sanayi A.S.	249,481	413

Eregli Demir ve Celik Fabrikalari T.A.S.	693,017	855

Ford Otomotiv Sanayi A.S.	31,388	335

Haci Omer Sabanci Holding A.S.	401,852	1,179

Is Gayrimenkul Yatirim Ortakligi A.S. (1)	1	–

KOC Holding A.S.	275,001	1,074

Petkim Petrokimya Holding AS *	172,047	228

TAV Havalimanlari Holding A.S.	70,764	556

Tofas Turk Otomobil Fabrikasi A.S.	57,218	340

Tupras Turkiye Petrol Rafinerileri A.S. *	59,643	1,461

Turk Hava Yollari A.O. *	232,152	612

Turk Telekomunikasyon A.S.	219,727	433

Turkcell Iletisim Hizmetleri A.S.	421,149	1,470

Turkiye Garanti Bankasi A.S.	1,070,396	2,488

Turkiye Halk Bankasi A.S.	274,423	917

Turkiye Is Bankasi, Class C	746,603	1,163

Turkiye Sise ve Cam Fabrikalari A.S.	341,138	324

Turkiye Vakiflar Bankasi T.A.O., Class D	382,510	485

Ulker Biskuvi Sanayi A.S.	61,632	390

Yapi ve Kredi Bankasi A.S.	450,412	502
		21,607

United Arab Emirates – 0.8%

Abu Dhabi Commercial Bank PJSC	953,441	1,987

Aldar Properties PJSC	1,484,700	975

Arabtec Holding Co. PJSC *	1,183,874	595

DP World Ltd.	78,481	1,671

Dubai Financial Market PJSC	952,297	436

Dubai Islamic Bank PJSC	428,952	786

Emaar Malls Group PJSC *	923,980	778

Emaar Properties PJSC	1,615,899	2,846

First Gulf Bank PJSC	430,765	1,638

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.1% – continued

United Arab Emirates – 0.8% – continued

National Bank of Abu Dhabi PJSC	290,382	$754
		12,466
Total Common Stocks (5)
(Cost $1,450,492)		1,456,328

PREFERRED STOCKS – 3.2%

Brazil – 2.0%

AES Tiete S.A.	45,653	163

Banco Bradesco S.A.	1,067,094	5,736

Banco Bradesco S.A. ADR	97,129	521

Banco do Estado do Rio Grande do Sul S.A., Class B	84,418	120

Braskem S.A., Class A	73,941	313

Centrais Eletricas Brasileiras S.A., Class B *	102,041	226

Cia Brasileira de Distribuicao	73,442	923

Cia Energetica de Minas Gerais	354,847	624

Cia Energetica de Sao Paulo, Class B	97,308	373

Cia Paranaense de Energia, Class B	46,144	381

Gerdau S.A.	371,161	508

Itau Unibanco Holding S.A.	1,396,132	9,272

Itausa – Investimentos Itau S.A.	1,537,621	2,769

Lojas Americanas S.A.	215,792	883

Oi S.A. *	124,799	89

Oi S.A. ADR *	3,781	3

Petroleo Brasileiro S.A. *	1,490,295	2,714

Petroleo Brasileiro S.A. ADR *	115,642	426

Suzano Papel e Celulose S.A., Class A	178,200	862

Telefonica Brasil S.A.	177,173	1,627

Telefonica Brasil S.A. ADR	2,865	26

Usinas Siderurgicas de Minas Gerais S.A., Class A	189,744	164

Vale S.A.	855,230	2,869
		31,592

Chile – 0.1%

Embotelladora Andina S.A., Class B	117,962	408

Sociedad Quimica y Minera de Chile S.A. ADR	3,193	47

Sociedad Quimica y Minera de Chile S.A., Class B	39,477	571
		1,026

Colombia – 0.2%

Banco Davivienda S.A.	45,289	352

Bancolombia S.A.	175,449	1,418

Bancolombia S.A. ADR	6,452	208

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 3.2% – continued

Colombia – 0.2% – continued

Grupo Aval Acciones y Valores S.A.	1,401,559	$533

Grupo de Inversiones Suramericana S.A.	43,160	495
		3,006

Russia – 0.2%

AK Transneft OAO	663	1,506

Surgutneftegas OAO	1,784,837	1,080

Surgutneftegas OAO ADR	140,161	841
		3,427

South Korea – 0.7%

Amorepacific Corp.	4,581	723

Hyundai Motor Co. Ltd.	17,683	1,710

Hyundai Motor Co. Ltd.	11,873	1,111

LG Chem Ltd.	3,379	544

Samsung Electronics Co. Ltd.	9,375	7,305
		11,393
Total Preferred Stocks (5)
(Cost $103,362)		50,444

RIGHTS – 0.0%

Hong Kong – 0.0%

Fosun International Ltd. *	100,705	–

South Korea – 0.0%

Mirae Asset Securities Co. Ltd. *	8,703	37
Total Rights (5)
(Cost $ – )		37

INVESTMENT COMPANIES – 3.7%

iShares MSCI Emerging Markets ETF	428,500	14,047

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (6)	44,968,598	44,969
Total Investment Companies
(Cost $58,965)		59,016

Total Investments – 99.0%
(Cost $1,612,819)		1,565,825

Other Assets less Liabilities – 1.0%		16,543
NET ASSETS – 100.0%		$1,582,368

(1)	Value rounds to less than one thousand.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Restricted security that has been deemed illiquid. At September 30, 2015, the value of these restricted illiquid securities amounted to approximately $5,577,000 or 0.4% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
CGN Power Co. Ltd., Class H	12/23/14-9/21/15	$1,909
Dalian Wanda Commercial Properties Co. Ltd., Class H	5/13/15-7/9/15	2,107
Huatai Securities Co. Ltd., Class H	6/12/15	1,278
Reliance Industries Ltd. GDR	11/1/06-12/22/06	1,612
VTB Bank PJSC GDR	5/11/07-10/28/09	80

(4)	Level 3 asset that is worthless, bankrupt or has been delisted.
(5)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2015, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Toronto- Dominion Bank	United States Dollar	1,210	Taiwan Dollar	39,369	12/16/15	$(21)

At September 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Dax Index (Euro)	1	$270	Long	12/15	$(14)
FTSE/JSE Top 40 Index (South African Rand)	137	4,478	Long	12/15	54
Hang Seng Index (Hong Kong Dollar)	26	3,488	Long	10/15	(42)
mini MSCI Emerging Markets Index (United States Dollar)	1,012	40,030	Long	12/15	(128)

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
MSCI Taiwan Index (United States Dollar)	80	$2,412	Long	10/15	$9
S&P/TSX 60 Index (Canadian Dollar)	12	1,403	Long	12/15	(14)
SGX CNX Nifty Index (United States Dollar)	83	1,324	Long	10/15	5
SPI 200 Index (Australian Dollar)	6	527	Long	12/15	(7)

Total					$(137)

At September 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	9.3%
Consumer Staples	8.7
Energy	7.4
Financials	29.1
Health Care	2.9
Industrials	7.4
Information Technology	18.0
Materials	6.5
Telecommunication Services	7.3
Utilities	3.4

Total	100.0%

At September 30, 2015, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	23.3%
Korean Won	15.3
Taiwan Dollar	12.4
Indian Rupee	8.4
South African Rand	7.7
Brazilian Real	5.9
United States Dollar	5.9
All other currencies less than 5%	21.1

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued	SEPTEMBER 30, 2015 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below.

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2015 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Brazil	$60,128	$–	$–	$60,128
Chile	18,455	–	–	18,455
Colombia	5,120	–	–	5,120
Egypt	2,409	714	–	3,123
India	5,079	129,320	–	134,399
Mexico	71,794	–	–	71,794
Peru	5,528	–	–	5,528
Russia	18,166	35,571	–	53,737
South Korea	499	221,754	–	222,253
Thailand	859	33,372	–	34,231
All Other Countries (1)	–	847,560	–	847,560
Total Common Stocks	188,037	1,268,291	–	1,456,328
Preferred Stocks
South Korea	–	11,393	–	11,393
All Other Countries (1)	39,051	–	–	39,051
Total Preferred Stocks	39,051	11,393	–	50,444
Rights (1)	–	37	–	37
Investment Companies	59,016	–	–	59,016
Total Investments	$286,104	$1,279,721	$–	$1,565,825

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$68	$–	$–	$68
Liabilities
Forward Foreign Currency Exchange Contracts	–	(21)	–	(21)
Futures Contracts	(205)	–	–	(205)
Total Other Financial Instruments	$(137)	$(21)	$–	$(158)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2
Country	Value (000s)	Reason
Common Stocks
Malaysia	$1,488	Valuations at official close price with foreign fair value adjustment
Qatar	525	Valuations at official close price with foreign fair value adjustment
South Korea	222	Valuations at official close price with foreign fair value adjustment
Thailand	3,170	Valuations based on a similar asset
United Arab Emirates	1,671	Valuations at official close price with foreign fair value adjustment
Total	$7,076

At September 30, 2015, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1
Country	Value (000s)	Reason
Common Stocks
Egypt	$2,409	Valuations at official close price
Russia	45	Valuations at official close price
Total	$2,454

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND	SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4%

Australia – 4.9%

BGP Holdings PLC (1)*	6,535,576	$–

BWP Trust	591,058	1,285

Charter Hall Retail REIT	399,101	1,143

Cromwell Property Group	1,764,914	1,192

Dexus Property Group	1,167,780	5,871

Federation Centres	4,394,609	8,489

Goodman Group	2,114,911	8,710

GPT Group (The)	2,127,580	6,766

Investa Office Fund	685,592	1,911

Mirvac Group	4,451,062	5,389

Scentre Group	6,177,340	16,955

Shopping Centres Australasia Property Group	882,467	1,211

Stockland	2,848,747	7,716

Westfield Corp.	2,335,622	16,385
		83,023

Austria – 0.4%

BUWOG A.G. *	72,774	1,545

CA Immobilien Anlagen A.G. *	85,843	1,583

Conwert Immobilien Invest S.E. *	74,334	1,005

IMMOFINANZ A.G. *	1,102,566	2,539
		6,672

Belgium – 0.4%

Aedifica S.A.	15,198	904

Befimmo S.A.	20,763	1,275

Cofinimmo	24,517	2,589

Intervest Offices & Warehouses N.V.	16,669	386

Leasinvest Real Estate S.C.A.	2,233	202

Warehouses De Pauw – CVA	17,203	1,335

Wereldhave Belgium N.V.	2,530	295
		6,986

Brazil – 0.4%

Aliansce Shopping Centers S.A.	100,941	272

BR Malls Participacoes S.A.	532,318	1,410

BR Properties S.A.	231,172	641

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	330,085	694

Direcional Engenharia S.A.	93,430	85

Even Construtora e Incorporadora S.A.	227,269	201

Ez Tec Empreendimentos e Participacoes S.A.	61,943	181

Gafisa S.A.	496,758	252

Helbor Empreendimentos S.A.	135,597	66

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4% – continued

Brazil – 0.4% – continued

Iguatemi Empresa de Shopping Centers S.A.	72,903	$374

JHSF Participacoes S.A.	134,916	50

MRV Engenharia e Participacoes S.A.	361,612	565

Multiplan Empreendimentos Imobiliarios S.A.	93,597	1,004

PDG Realty S.A. Empreendimentos e Participacoes *	2,778,326	49

Rodobens Negocios Imobiliarios S.A.	28,773	30

Sao Carlos Empreendimentos e Participacoes S.A.	20,034	127

Sonae Sierra Brasil S.A.	28,515	104

Tecnisa S.A.	98,731	77
		6,182

Canada – 2.5%

Allied Properties Real Estate Investment Trust	91,267	2,389

Artis Real Estate Investment Trust	165,052	1,568

Boardwalk Real Estate Investment Trust	48,341	1,986

Canadian Apartment Properties REIT	143,266	3,047

Canadian Real Estate Investment Trust	87,430	2,684

Chartwell Retirement Residences	209,962	1,934

Cominar Real Estate Investment Trust	199,845	2,416

Crombie Real Estate Investment Trust	92,968	893

Dream Global Real Estate Investment Trust	114,447	758

Dream Office Real Estate Investment Trust	127,476	2,025

Extendicare, Inc.	107,791	647

First Capital Realty, Inc.	109,983	1,541

Granite Real Estate Investment Trust	56,537	1,592

H&R Real Estate Investment Trust	331,437	5,109

InnVest Real Estate Investment Trust	116,465	435

Killam Properties, Inc.	66,235	494

Morguard Real Estate Investment Trust	41,025	420

Northern Property Real Estate Investment Trust	38,921	575

Pure Industrial Real Estate Trust	228,199	759

RioCan Real Estate Investment Trust	382,140	7,293

Smart Real Estate Investment Trust	134,487	3,082
		41,647

Chile – 0.1%

Parque Arauco S.A.	626,074	1,075

China – 1.8%

Agile Property Holdings Ltd.	1,749,226	913

Beijing Capital Land Ltd., Class H	1,226,000	489

Beijing North Star Co. Ltd., Class H	819,662	238

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4% – continued

China – 1.8% – continued

China Aoyuan Property Group Ltd.	1,605,000	$303

China Merchants Property Development Co. Ltd., Class B	245,012	796

China SCE Property Holdings Ltd.	1,461,000	319

China Vanke Co. Ltd., Class H	1,600,141	3,435

Country Garden Holdings Co. Ltd.	8,608,181	3,122

Dalian Wanda Commercial Properties Co. Ltd., Class H (2)(3)	814,800	4,683

Evergrande Real Estate Group Ltd.	6,540,000	3,737

Fantasia Holdings Group Co. Ltd.	2,086,500	236

Greentown China Holdings Ltd. *	935,500	674

Guangzhou R&F Properties Co. Ltd., Class H	1,187,002	1,084

Hydoo International Holding Ltd.	1,308,000	169

KWG Property Holding Ltd.	1,446,094	955

Logan Property Holdings Co. Ltd.	920,000	393

Longfor Properties Co. Ltd.	1,763,500	2,233

Powerlong Real Estate Holdings Ltd.	1,735,000	324

Redco Properties Group Ltd. (2)(3)	464,000	324

Renhe Commercial Holdings Co. Ltd. *	19,042,000	1,026

Shui On Land Ltd.	4,157,277	959

Sino-Ocean Land Holdings Ltd.	4,503,828	2,477

SOHO China Ltd.	1,986,256	774

Sunac China Holdings Ltd.	2,179,050	1,151

Wuzhou International Holdings Ltd. *	1,372,000	208

Yuzhou Properties Co. Ltd.	1,593,000	371
		31,393

Denmark – 0.1%

Grand City Properties S.A.	97,803	1,877

Egypt – 0.0%

Emaar Misr for Development S.A.E. *	719,915	219

Six of October Development & Investment *	295,544	338
		557

Finland – 0.2%

Citycon OYJ *	472,467	1,164

Sponda OYJ	291,236	1,139

Technopolis OYJ	113,364	436
		2,739

France – 3.2%

Affine S.A.	9,197	161

ANF Immobilier	8,495	190

Fonciere Des Regions	42,724	3,721

Gecina S.A.	42,038	5,123

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4% – continued

France – 3.2% – continued

ICADE	43,033	$2,920

Klepierre	213,891	9,702

Mercialys S.A.	51,316	1,110

Unibail-Rodamco S.E.	118,922	30,839
		53,766

Germany – 2.6%

ADLER Real Estate A.G. *	29,280	401

ADO Properties S.A. (2)(3)*	27,691	670

alstria office REIT-A.G. *	100,291	1,304

Deutsche EuroShop A.G.	54,447	2,446

Deutsche Wohnen A.G. (Bearer)	406,522	10,864

DIC Asset A.G.	40,129	361

DO Deutsche Office A.G. *	76,862	353

Hamborner REIT A.G.	73,138	706

LEG Immobilien A.G. *	70,066	5,777

TAG Immobilien A.G.	144,674	1,714

TLG Immobilien A.G.	60,639	1,098

Vonovia S.E.	562,955	18,095
		43,789

Greece – 0.0%

Grivalia Properties REIC A.E.	48,789	435

Hong Kong – 9.5%

C C Land Holdings Ltd.	1,531,000	368

Champion REIT	2,865,846	1,434

Cheung Kong Property Holdings Ltd.	3,402,000	24,933

China Jinmao Holdings Group Ltd.	4,200,000	1,067

China New City Commercial Development Ltd. *	550,000	782

China Oceanwide Holdings Ltd. *	5,336,000	699

China Overseas Grand Oceans Group Ltd.	938,000	278

China Overseas Land & Investment Ltd.	4,632,542	14,138

China Resources Land Ltd.	3,248,155	7,681

CIFI Holdings Group Co. Ltd.	3,286,882	588

Far East Consortium International Ltd.	1,003,000	374

Gemdale Properties & Investment Corp. Ltd. *	6,250,000	313

Glorious Property Holdings Ltd. *	3,161,100	361

Goldin Properties Holdings Ltd. *	1,564,000	1,420

Hang Lung Properties Ltd.	2,682,452	6,036

Henderson Land Development Co. Ltd.	1,232,484	7,377

Hongkong Land Holdings Ltd.	1,415,718	9,384

Hopson Development Holdings Ltd. *	766,000	613

Hui Xian Real Estate Investment Trust	2,228,215	1,107

Hui Xian Real Estate Investment Trust	222,000	110

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4% – continued

Hong Kong – 9.5% – continued

Hysan Development Co. Ltd.	760,045	$3,174

K Wah International Holdings Ltd.	1,368,733	547

Kerry Properties Ltd.	792,599	2,178

Link REIT	2,758,300	15,204

Mingfa Group International Co. Ltd. *	1,124,000	282

Minmetals Land Ltd.	1,400,000	136

New World China Land Ltd.	3,165,899	1,890

New World Development Co. Ltd.	6,464,683	6,291

Poly Property Group Co. Ltd.	2,164,000	598

Road King Infrastructure Ltd.	293,000	256

Shanghai Industrial Urban Development Group Ltd. *	1,626,000	303

Shenzhen Investment Ltd.	3,576,402	1,268

Shimao Property Holdings Ltd.	1,511,869	2,290

Sino Land Co. Ltd.	3,655,661	5,579

Sinolink Worldwide Holdings Ltd. *	2,404,000	263

Sun Hung Kai Properties Ltd.	2,011,425	26,217

Swire Properties Ltd.	1,422,200	3,948

Wharf Holdings (The) Ltd.	1,641,317	9,274

Yuexiu Property Co. Ltd.	7,729,442	1,276

Yuexiu Real Estate Investment Trust	1,317,000	669
		160,706

India – 0.1%

DLF Ltd.	524,231	1,105

Oberoi Realty Ltd.	102,865	429

Prestige Estates Projects Ltd.	115,258	380

Unitech Ltd. *	1,527,625	143
		2,057

Indonesia – 0.4%

Agung Podomoro Land Tbk PT *	8,106,696	166

Alam Sutera Realty Tbk PT	14,136,940	306

Bumi Serpong Damai PT	9,444,200	912

Ciputra Development Tbk PT	13,239,045	741

Ciputra Surya Tbk PT	887,984	101

Intiland Development Tbk PT	6,173,600	248

Kawasan Industri Jababeka Tbk PT	18,212,263	199

Lippo Karawaci Tbk PT	23,373,331	1,806

PakuwonJati Tbk PT	28,299,840	644

Summarecon Agung Tbk PT	13,223,800	1,016
		6,139

Ireland – 0.1%

Green REIT PLC	770,192	1,281

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4% – continued

Ireland – 0.1% – continued

Hibernia REIT PLC	814,449	$1,153
		2,434

Israel – 0.1%

Azrieli Group	44,320	1,772

Italy – 0.1%

Beni Stabili S.p.A. SIIQ	1,292,644	1,005

Immobiliare Grande Distribuzione SIIQ S.p.A.	358,328	321
		1,326

Japan – 10.0%

Activia Properties, Inc.	602	2,524

Advance Residence Investment Corp.	1,547	3,264

Aeon Mall Co. Ltd.	144,566	2,226

AEON REIT Investment Corp.	1,028	1,084

Daiwa House REIT Investment Corp.	369	1,355

Daiwa House Residential Investment Corp.	787	1,603

Daiwa Office Investment Corp.	327	1,580

Frontier Real Estate Investment Corp.	573	2,222

Fukuoka REIT Corp.	758	1,121

GLP J-REIT	2,686	2,570

Hulic Co. Ltd.	431,740	3,914

Industrial & Infrastructure Fund Investment Corp.	390	1,699

Invincible Investment Corp.	2,806	1,563

Japan Excellent, Inc.	1,323	1,459

Japan Hotel REIT Investment Corp.	3,671	2,343

Japan Logistics Fund, Inc.	1,009	1,815

Japan Prime Realty Investment Corp.	962	3,123

Japan Real Estate Investment Corp.	1,504	6,938

Japan Retail Fund Investment Corp.	2,955	5,727

Kenedix Office Investment Corp.	435	2,068

Mitsubishi Estate Co. Ltd.	1,525,480	31,265

Mitsui Fudosan Co. Ltd.	1,143,562	31,449

Mori Hills REIT Investment Corp.	1,567	1,846

Mori Trust Sogo Reit, Inc.	1,201	2,062

Nippon Accommodations Fund, Inc.	566	1,884

Nippon Building Fund, Inc.	1,629	7,902

Nippon Prologis REIT, Inc.	1,763	3,199

Nomura Real Estate Holdings, Inc.	145,700	2,938

Nomura Real Estate Master Fund, Inc.	1,935	2,473

Nomura Real Estate Office Fund, Inc.	430	1,946

NTT Urban Development Corp.	130,800	1,207

Orix JREIT, Inc.	2,772	3,753

Premier Investment Corp.	303	1,509

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4% – continued

Japan – 10.0% – continued

Sumitomo Realty & Development Co. Ltd.	521,425	$16,656

Tokyo Tatemono Co. Ltd.	249,700	2,991

Tokyu REIT, Inc.	1,128	1,458

Top REIT, Inc.	203	787

United Urban Investment Corp.	3,040	4,067
		169,590

Malaysia – 0.4%

CapitaMalls Malaysia Trust	1,360,700	437

Eastern & Oriental Bhd.	949,660	341

Eco World Development Group Bhd. *	928,000	294

IGB Corp. Bhd.	456,900	265

IGB Real Estate Investment Trust	2,013,700	586

IOI Properties Group Bhd.	2,390,200	1,077

KLCCP Stapled Group	541,248	863

KSL Holdings Bhd.	583,722	205

Mah Sing Group Bhd.	1,871,220	558

Pavilion Real Estate Investment Trust	1,074,400	367

SP Setia Bhd. Group	1,090,111	782

UOA Development Bhd.	572,900	250
		6,025

Mexico – 0.6%

Asesor de Activos Prisma S.A.P.I. de C.V. *	532,946	458

Concentradora Fibra Danhos S.A. de C.V.	258,353	545

Concentradora Fibra Hotelera Mexicana S.A. de C.V.	509,100	512

Consorcio ARA S.A.B. de C.V. *	787,561	283

Corp. GEO S.A.B. de C.V., Series B (4)*	549,034	–

Corp. Inmobiliaria Vesta S.A.B. de C.V.	662,600	1,037

Desarrolladora Homex S.A.B. de C.V. *	234,285	44

Fibra Uno Administracion S.A. de C.V.	2,894,309	5,977

Mexico Real Estate Management S.A. de C.V. *	991,789	1,254

Urbi Desarrollos Urbanos S.A.B. de C.V. *	776,726	1
		10,111

Netherlands – 0.4%

Eurocommercial Properties N.V. – CVA	55,657	2,432

NSI N.V.	168,459	654

Vastned Retail N.V.	23,116	1,002

Wereldhave N.V.	47,769	2,758
		6,846

New Zealand – 0.1%

Kiwi Property Group Ltd.	1,558,375	1,284

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4% – continued

Norway – 0.0%

Entra ASA (2)(3)	76,065	$615

Norwegian Property ASA *	289,201	321
		936

Philippines – 0.7%

Ayala Land, Inc.	7,022,451	5,124

Filinvest Land, Inc.	12,363,989	445

Megaworld Corp.	14,102,801	1,323

Robinsons Land Corp.	2,030,675	1,238

SM Prime Holdings, Inc.	9,480,653	4,200

Vista Land & Lifescapes, Inc.	4,240,361	457
		12,787

Poland – 0.0%

Globe Trade Centre S.A. *	409,026	673

Singapore – 2.3%

Ascendas India Trust	844,800	508

Ascendas Real Estate Investment Trust	2,388,553	3,940

Ascott Residence Trust	942,900	812

CapitaLand Commercial Trust Ltd.	2,440,814	2,305

CapitaLand Ltd.	3,039,215	5,742

CapitaLand Mall Trust	3,103,215	4,146

CapitaLand Retail China Trust	609,900	585

CDL Hospitality Trusts	772,810	706

First Real Estate Investment Trust	611,873	555

Fortune Real Estate Investment Trust	1,615,920	1,518

Global Logistic Properties Ltd.	3,660,793	5,266

Keppel REIT	2,232,820	1,499

Lippo Malls Indonesia Retail Trust	2,474,800	558

Mapletree Commercial Trust	1,585,100	1,398

Mapletree Greater China Commercial Trust	2,240,500	1,465

Mapletree Industrial Trust	1,479,797	1,544

Mapletree Logistics Trust	1,771,274	1,220

Suntec Real Estate Investment Trust	2,879,891	3,037

UOL Group Ltd.	555,318	2,347

Yanlord Land Group Ltd.	815,700	583
		39,734

South Africa – 1.3%

Arrowhead Properties Ltd., Class A	554,234	384

Arrowhead Properties Ltd., Class B	544,025	375

Attacq Ltd. *	695,334	1,102

Capital Property Fund Ltd.	1,888,129	2,140

Emira Property Fund Ltd.	548,368	699

Growthpoint Properties Ltd.	2,971,025	5,505

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4% – continued

South Africa – 1.3% – continued

Hyprop Investments Ltd.	295,298	$2,575

Redefine Properties Ltd.	5,025,274	4,250

Resilient Property Income Fund Ltd.	295,900	2,482

SA Corporate Real Estate Fund Nominees Pty. Ltd.	2,494,305	917

Vukile Property Fund Ltd.	711,553	946
		21,375

Spain – 0.5%

Hispania Activos Inmobiliarios S.A. *	82,077	1,142

Inmobiliaria Colonial S.A. *	2,548,099	1,773

Lar Espana Real Estate Socimi S.A.	62,254	595

Merlin Properties Socimi S.A. *	386,593	4,605
		8,115

Sweden – 1.0%

Castellum AB	200,016	2,818

Dios Fastigheter AB	59,641	396

Fabege AB	161,582	2,373

Fastighets AB Balder, Class B *	112,129	2,130

Hemfosa Fastigheter AB	94,944	1,013

Hufvudstaden AB, Class A	135,921	1,783

Klovern AB, Class B	447,381	423

Kungsleden AB	220,606	1,483

Pandox AB *	62,940	918

Wallenstam AB, Class B	240,951	1,985

Wihlborgs Fastigheter AB	80,670	1,448
		16,770

Switzerland – 0.7%

Allreal Holding A.G. (Registered) *	11,627	1,521

Mobimo Holding A.G. (Registered) *	7,478	1,510

PSP Swiss Property A.G. (Registered) *	47,720	3,929

Swiss Prime Site A.G. (Registered) *	76,059	5,567
		12,527

Taiwan – 0.0%

Hung Poo Real Estate Development Corp.	285,585	186

Thailand – 0.4%

Amata Corp. PCL (Registered)	141,686	48

Amata Corp. PCL NVDR	475,571	163

AP Thailand PCL (Registered)	441,405	66

AP Thailand PCL NVDR	627,004	94

Central Pattana PCL (Registered)	825,726	1,018

Central Pattana PCL NVDR	808,098	997

Land and Houses PCL (Registered)	2,094,184	465

Land and Houses PCL NVDR	2,171,300	483

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4% – continued

Thailand – 0.4% – continued

LPN Development PCL (Registered)	8,475	$4

LPN Development PCL NVDR	718,501	337

Property Perfect PCL (Registered)	3,686,802	90

Property Perfect PCL NVDR	4,602,926	113

Pruksa Real Estate PCL NVDR	805,600	640

Quality Houses PCL NVDR	5,480,066	366

Sansiri PCL NVDR	6,842,466	321

SC Asset Corp. PCL (Registered)	747,984	59

SC Asset Corp. PCL NVDR	858,924	68

Siam Future Development PCL NVDR	1,106,294	168

Supalai PCL (Registered)	224,356	113

Supalai PCL NVDR	546,500	276

TICON Industrial Connection PCL NVDR	621,005	199

WHA Corp. PCL NVDR *	4,389,100	383
		6,471

Turkey – 0.1%

Dogus Gayrimenkul Yatirim Ortakligi A.S. *	54,149	57

Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	2,361,561	1,960

Is Gayrimenkul Yatirim Ortakligi A.S.	405,530	188

Torunlar Gayrimenkul Yatirim Ortakligi A.S.	89,137	89
		2,294

United Arab Emirates – 0.3%

Aldar Properties PJSC	3,831,298	2,516

Emaar Malls Group PJSC *	2,528,382	2,129

Emirates REIT CEIC Ltd.	171,371	193

RAK Properties PJSC	1,133,104	189
		5,027

United Kingdom – 5.9%

Assura PLC	1,216,198	1,008

Big Yellow Group PLC	172,181	1,889

British Land (The) Co. PLC	1,236,956	15,727

Capital & Counties Properties PLC	873,648	5,751

Daejan Holdings PLC	5,777	556

Derwent London PLC	119,941	6,619

Development Securities PLC	149,125	554

F&C UK Real Estate Investment Ltd.	278,573	422

Grainger PLC	501,356	1,808

Great Portland Estates PLC	412,475	5,344

Hammerson PLC	945,307	8,937

Hansteen Holdings PLC	841,507	1,539

Helical Bar PLC	117,473	729

Intu Properties PLC	1,127,936	5,637

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4% – continued

United Kingdom – 5.9% – continued

Land Securities Group PLC	949,966	$18,135

LondonMetric Property PLC	706,641	1,757

Primary Health Properties PLC	128,802	790

Quintain Estates & Development PLC *	588,577	1,255

Redefine International PLC	1,193,172	951

Safestore Holdings PLC	251,361	1,123

Schroder Real Estate Investment Trust Ltd.	643,618	567

Segro PLC	891,582	5,798

Shaftesbury PLC	337,597	4,690

ST. Modwen Properties PLC	215,367	1,354

Standard Life Investment Property Income Trust PLC	351,868	448

Target Healthcare REIT Ltd.	170,570	292

Tritax Big Box REIT PLC	828,968	1,600

UNITE Group (The) PLC	269,278	2,663

Workspace Group PLC	141,152	2,004
		99,947

United States – 46.8%

Acadia Realty Trust	81,741	2,458

Agree Realty Corp.	20,734	619

Alexander’s, Inc.	2,457	919

Alexandria Real Estate Equities, Inc.	87,053	7,371

American Assets Trust, Inc.	47,404	1,937

American Campus Communities, Inc.	134,715	4,882

American Homes 4 Rent, Class A	182,806	2,940

Apartment Investment & Management Co., Class A	188,276	6,970

Apple Hospitality REIT, Inc.	202,800	3,766

Ashford Hospitality Trust, Inc.	117,216	715

AvalonBay Communities, Inc.	158,647	27,735

BioMed Realty Trust, Inc.	244,620	4,888

Boston Properties, Inc.	185,209	21,929

Brandywine Realty Trust	213,425	2,629

Brixmor Property Group, Inc.	209,670	4,923

Camden Property Trust	104,206	7,701

Care Capital Properties, Inc.	100,749	3,318

CBL & Associates Properties, Inc.	206,502	2,839

Cedar Realty Trust, Inc.	103,718	644

Chambers Street Properties	287,858	1,868

Chatham Lodging Trust	44,637	959

Chesapeake Lodging Trust	72,642	1,893

Columbia Property Trust, Inc.	151,500	3,515

Corporate Office Properties Trust	114,921	2,417

Cousins Properties, Inc.	257,948	2,378

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4% – continued

United States – 46.8% – continued

CubeSmart	203,562	$5,539

DCT Industrial Trust, Inc.	106,781	3,594

DDR Corp.	366,622	5,639

DiamondRock Hospitality Co.	244,008	2,696

Digital Realty Trust, Inc.	163,309	10,667

Douglas Emmett, Inc.	162,649	4,671

Duke Realty Corp.	415,871	7,922

DuPont Fabros Technology, Inc.	79,927	2,069

EastGroup Properties, Inc.	39,318	2,130

Education Realty Trust, Inc.	58,455	1,926

Empire State Realty Trust, Inc., Class A	110,519	1,882

EPR Properties	70,403	3,631

Equity Commonwealth (1)*	75,000	–

Equity Commonwealth (New York Exchange) *	154,135	4,199

Equity LifeStyle Properties, Inc.	91,521	5,360

Equity One, Inc.	78,622	1,914

Equity Residential	435,464	32,712

Essex Property Trust, Inc.	79,317	17,721

Extra Space Storage, Inc.	138,444	10,682

Federal Realty Investment Trust	82,788	11,296

FelCor Lodging Trust, Inc.	173,212	1,225

First Industrial Realty Trust, Inc.	133,650	2,800

First Potomac Realty Trust	71,446	786

Forest City Enterprises, Inc., Class A *	282,097	5,679

Franklin Street Properties Corp.	108,480	1,166

Gaming and Leisure Properties, Inc.	106,100	3,151

General Growth Properties, Inc.	607,987	15,789

Getty Realty Corp.	31,126	492

Government Properties Income Trust	85,721	1,372

Gramercy Property Trust, Inc.	67,100	1,394

HCP, Inc.	553,265	20,609

Healthcare Realty Trust, Inc.	121,840	3,028

Healthcare Trust of America, Inc., Class A	152,109	3,728

Hersha Hospitality Trust	49,603	1,124

Highwoods Properties, Inc.	112,718	4,368

Home Properties, Inc.	70,318	5,256

Hospitality Properties Trust	182,078	4,658

Host Hotels & Resorts, Inc.	912,006	14,419

Hudson Pacific Properties, Inc.	89,631	2,580

Inland Real Estate Corp.	106,513	863

Investors Real Estate Trust	151,397	1,172

Kilroy Realty Corp.	111,173	7,244

Kimco Realty Corp.	495,600	12,108

Kite Realty Group Trust	99,881	2,378

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4% – continued

United States – 46.8% – continued

LaSalle Hotel Properties	137,393	$3,901

Lexington Realty Trust	286,891	2,324

Liberty Property Trust	179,735	5,663

LTC Properties, Inc.	43,173	1,842

Macerich (The) Co.	190,857	14,662

Mack-Cali Realty Corp.	108,380	2,046

Medical Properties Trust, Inc.	284,500	3,147

Mid-America Apartment Communities, Inc.	90,711	7,427

National Health Investors, Inc.	42,060	2,418

National Retail Properties, Inc.	161,127	5,844

New Senior Investment Group, Inc.	93,200	975

New York REIT, Inc.	198,636	1,998

Omega Healthcare Investors, Inc.	197,194	6,931

Paramount Group, Inc.	174,996	2,940

Parkway Properties, Inc.	97,138	1,511

Pebblebrook Hotel Trust	87,344	3,096

Pennsylvania Real Estate Investment Trust	80,166	1,590

Physicians Realty Trust	87,345	1,318

Piedmont Office Realty Trust, Inc., Class A	184,485	3,300

Post Properties, Inc.	65,789	3,835

Prologis, Inc.	632,986	24,623

PS Business Parks, Inc.	24,373	1,935

Public Storage	175,327	37,104

QTS Realty Trust, Inc., Class A	42,400	1,852

Ramco-Gershenson Properties Trust	94,561	1,419

Realty Income Corp.	283,717	13,445

Regency Centers Corp.	112,241	6,976

Retail Opportunity Investments Corp.	120,833	1,999

Retail Properties of America, Inc., Class A	282,942	3,987

Rexford Industrial Realty, Inc.	65,500	903

RLJ Lodging Trust	159,297	4,025

Rouse Properties, Inc.	44,602	695

Ryman Hospitality Properties, Inc.	59,100	2,910

Sabra Health Care REIT, Inc.	79,540	1,844

Saul Centers, Inc.	16,105	833

Select Income REIT	82,966	1,577

Senior Housing Properties Trust	284,309	4,606

Silver Bay Realty Trust Corp.	41,001	656

Simon Property Group, Inc.	375,521	68,991

SL Green Realty Corp.	120,207	13,002

Sovran Self Storage, Inc.	42,992	4,054

Spirit Realty Capital, Inc.	505,019	4,616

STAG Industrial, Inc.	83,111	1,513

Starwood Waypoint Residential Trust	46,200	1,101

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.4% – continued

United States – 46.8% – continued

STORE Capital Corp.	64,000	$1,322

Strategic Hotels & Resorts, Inc. *	334,682	4,615

Summit Hotel Properties, Inc.	100,156	1,169

Sun Communities, Inc.	61,485	4,166

Sunstone Hotel Investors, Inc.	253,771	3,357

Tanger Factory Outlet Centers, Inc.	115,053	3,793

Taubman Centers, Inc.	72,980	5,041

Terreno Realty Corp.	51,400	1,010

Tier REIT, Inc.	57,900	852

TravelCenters of America LLC – (Fractional Shares) (1)*	50,000	–

UDR, Inc.	316,442	10,911

Universal Health Realty Income Trust	16,073	754

Urban Edge Properties	108,556	2,344

Urstadt Biddle Properties, Inc., Class A	32,260	605

Ventas, Inc.	399,696	22,407

VEREIT, Inc.	1,090,168	8,416

Vornado Realty Trust	204,613	18,501

Washington Real Estate Investment Trust	82,644	2,060

Weingarten Realty Investors	133,916	4,434

Welltower, Inc.	423,714	28,694

Winthrop Realty Trust	39,708	570

WP Carey, Inc.	105,689	6,110

WP GLIMCHER, Inc.	223,608	2,607

Xenia Hotels & Resorts, Inc.	136,000	2,375
		793,399
Total Common Stocks (5)
(Cost $1,476,734)		1,668,672

	PRINCIPAL AMOUNT (000s) (6)	VALUE (000s)
CONVERTIBLE BONDS – 0.0%

YTL Land & Development Bhd., 3.00%, 10/31/21 (MYR)	$114	$11
Total Convertible Bonds
(Cost $18)		11

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
RIGHTS – 0.0%

United Kingdom – 0.0%

Assura PLC *	243,239	$17
Total Rights
(Cost $– )		17

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.7%

F&C Commercial Property Trust Ltd.	650,676	$1,361

MedicX Fund Ltd.	432,713	507

Northern Institutional Funds –Diversified Assets Portfolio, 0.01% (7)	8,601,234	8,601

Picton Property Income Ltd.	648,757	678

UK Commercial Property Trust Ltd.	757,161	983
Total Investment Companies (5)
(Cost $11,724)		12,130

Total Investments – 99.1%
(Cost $1,488,476)		1,680,830

Other Assets less Liabilities – 0.9%		15,007
NET ASSETS – 100.0%		$1,695,837

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Restricted security that has been deemed illiquid. At September 30, 2015, the value of these restricted illiquid securities amounted to approximately $6,292,000 or 0.4% of net assets. Additional information on these restricted illiquid securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
ADO Properties S.A.	7/29/15	$587
Dalian Wanda Commercial
Properties Co. Ltd., Class H	1/2/15-9/18/15	5,294
Entra ASA	10/23/14-6/9/15	826
Redco Properties Group Ltd.	6/20/14-6/19/15	223

(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Value rounds to less than one thousand.
(5)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(6)	Principal amount is in USD unless otherwise indicated.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2015, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Bank of Montreal	United States Dollar	622	Australian Dollar	874	12/16/15	$(10)
Bank of Montreal	United States Dollar	600	Canadian Dollar	799	12/16/15	(2)
BNY Mellon	United States Dollar	1,130	Hong Kong Dollar	8,758	12/16/15	– *
BNY Mellon	United States Dollar	146	Swiss Franc	141	12/16/15	(1)
Citibank	Australian Dollar	1,446	United States Dollar	1,040	12/16/15	29
Citibank	Hong Kong Dollar	25,497	United States Dollar	3,290	12/16/15	– *
Citibank	United States Dollar	2,595	British Pound	1,686	12/16/15	(45)
Citibank	United States Dollar	4,653	Japanese Yen	557,611	12/16/15	2
Morgan Stanley	United States Dollar	540	Australian Dollar	773	12/16/15	– *
Morgan Stanley	United States Dollar	175	Canadian Dollar	232	12/16/15	(1)
Morgan Stanley	United States Dollar	4,016	Euro	3,547	12/16/15	(47)
Morgan Stanley	United States Dollar	3,222	Hong Kong Dollar	24,975	12/16/15	– *
Morgan Stanley	United States Dollar	299	Singapore Dollar	423	12/16/15	(3)
Morgan Stanley	United States Dollar	199	Swedish Krona	1,640	12/16/15	(3)
Societe Generale	United States Dollar	450	British Pound	296	12/16/15	(2)
Toronto-Dominion Bank	British Pound	1,572	United States Dollar	2,450	12/16/15	72
Toronto-Dominion Bank	Canadian Dollar	1,205	United States Dollar	920	12/16/15	17
Toronto-Dominion Bank	Euro	2,791	United States Dollar	3,180	12/16/15	57
Toronto-Dominion Bank	Japanese Yen	468,211	United States Dollar	3,910	12/16/15	2
Total						$65

*	Amount rounds to less than one thousand.

At September 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-mini S&P MidCap 400 (United States Dollar)	117	$15,946	Long	12/15	$(329)

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Euro Stoxx 50 (Euro)	13	$449	Long	12/15	$12
Hang Seng Index (Hong Kong Dollar)	15	2,012	Long	10/15	(22)
SPI 200 Index (Australian Dollar)	32	2,812	Long	12/15	(27)
Topix Index (Japanese Yen)	19	2,236	Long	12/15	(42)
Nikkei 225 (Japanese Yen)	15	1,094	Long	12/15	(3)

Total					$(411)

At September 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Retail REITs	21.4%
Diversified REITs	12.1
Office REITs	10.8
Diversified Real Estate Activity	10.5
Residential REITs	9.4
Real Estate Operating Companies	8.8
Real Estate Development	7.0
Health Care REITs	6.5
Other Industries less than 5%	13.5

Total	100.0%

At September 30, 2015, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	48.0%
Hong Kong Dollar	10.9
Japanese Yen	10.1
Euro	8.1
British Pound	6.2
Australian Dollar	5.0
All other currencies less than 5%	11.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2015 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Australia	$–	$83,023	$–	$83,023
Brazil	6,182	–	–	6,182
Canada	41,647	–	–	41,647
Chile	1,075	–	–	1,075
China	796	30,597	–	31,393
Egypt	219	338	–	557
Germany	353	43,436	–	43,789
Mexico	10,066	44	1	10,111
United Arab Emerates	193	4,834	–	5,027
United States	793,399	–	–	793,399
All Other Countries(1)	–	652,469	–	652,469
Total Common Stocks	853,930	814,741	1	1,668,672
Convertible Bonds	–	–	11	11
Rights(1)	–	17	–	17
Investment Companies	8,601	3,529	–	12,130
Total Investments	$862,531	$818,287	$12	$1,680,830

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$–	$179	$–	$179
Futures Contracts	12	–	–	12
Liabilities
Forward Foreign Currency Exchange Contracts	–	(114)	–	(114)
Futures Contracts	(423)	–	–	(423)
Total Other Financial Instruments	$(411)	$65	$–	$(346)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued	SEPTEMBER 30, 2015 (UNAUDITED)

At September 30, 2015, the Fund had transfers from Level 2 to Level 1 as described below:

Transfers from Level 2 to Level 1
Country	Value (000s)	Reason

Common Stocks

China	$796	Valuations at official close price

United Arab Emirates	193	Valuations at official close price
Total	$989

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/15 (000s)	ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAINS (LOSSES) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/15 (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/15 (000s)

Common Stocks

Mexico	$1	$–	$–	$– *	$–	$–	$–	$–	$1	$– *

Convertible Bonds

Malaysia	13	–	–	(2)	–	$–	$–	–	11	(2)

Total	$14	$–	$–	$(2)	$–	$–	$–	$–	$12	$(2)

*	Amount rounds to less than one thousand.

Securities valued at $1 included in the Balance as of 9/30/15 above were valued using prices provided by the Asset Management PVC. Securities valued at $11 included in the Balance as of 9/30/15 above were valued using evaluated prices provided by a third party provider.

	FAIR VALUE AT 9/30/15 (000s)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS

Common Stock	$1	Consensus Pricing	Distressed/Defaulted Market Discount, Estimated Recovery Value

The unobservable inputs are reviewed and compared to publicly available information for reasonableness. Values are reviewed based on available restructuring and recovery information. Values are compared to historical averages and general sector trends are taken into account. In general, an increase (decrease) in recovery or reduction (increase) in dilution would, in isolation, result in a significantly higher (lower) fair value measurement.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND	SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9%

Australia – 2.9%

AGL Energy Ltd.	8,843	$99

Amcor Ltd.	16,018	149

AMP Ltd.	38,155	150

APA Group	14,588	88

Asciano Ltd.	13,440	79

Australia & New Zealand Banking Group Ltd.	36,735	704

Bendigo & Adelaide Bank Ltd.	5,988	42

Boral Ltd.	10,710	40

Brambles Ltd.	20,336	139

Caltex Australia Ltd.	3,411	76

Coca-Cola Amatil Ltd.	7,777	49

Commonwealth Bank of Australia (1)	22,486	1,157

Dexus Property Group	12,488	63

Federation Centres (2)*	1	–

Goodman Group	23,168	95

GPT Group (The)	22,426	71

Healthscope Ltd.	14,703	26

Insurance Australia Group Ltd.	30,776	105

Lend Lease Group	7,150	63

Mirvac Group	49,107	60

National Australia Bank Ltd.	34,670	736

Newcrest Mining Ltd. *	9,837	89

QBE Insurance Group Ltd.	18,092	164

Ramsay Health Care Ltd.	1,911	79

Stockland	31,282	85

Sydney Airport	14,843	62

Transurban Group	25,222	176

Wesfarmers Ltd.	15,094	417

Westpac Banking Corp.	41,188	866

Woodside Petroleum Ltd.	9,763	200

WorleyParsons Ltd.	2,479	10
		6,139

Austria – 0.0%

OMV A.G.	2,021	49

Belgium – 0.2%

Colruyt S.A.	837	40

Delhaize Group	1,333	118

KBC Groep N.V.	3,266	206

Umicore S.A.	1,245	48
		412

Canada – 3.6%

Agnico Eagle Mines Ltd.	2,971	75

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

Canada – 3.6% – continued

Agrium, Inc.	1,793	$161

AltaGas Ltd.	1,827	45

ARC Resources Ltd.	4,310	57

Atco Ltd., Class I	841	25

Bank of Montreal	8,607	469

Bank of Nova Scotia (The)	16,210	715

Canadian Imperial Bank of Commerce	5,238	376

Canadian National Railway Co.	10,675	606

Canadian Tire Corp. Ltd., Class A	995	90

Canadian Utilities Ltd., Class A	1,692	46

Cenovus Energy, Inc.	10,863	165

CGI Group, Inc., Class A *	3,012	109

Crescent Point Energy Corp.	6,555	75

Empire Co. Ltd., Class A	2,019	42

Enbridge, Inc.	11,565	429

Encana Corp.	10,713	69

Enerplus Corp.	3,106	15

Franco-Nevada Corp.	2,066	91

Gildan Activewear, Inc.	3,112	94

Jean Coutu Group PJC (The), Inc., Class A	1,000	15

Keyera Corp.	2,152	59

Kinross Gold Corp. *	16,143	28

Loblaw Cos. Ltd.	3,043	157

Magna International, Inc.	5,444	261

MEG Energy Corp. *	1,882	12

Metro, Inc.	3,463	94

Open Text Corp.	1,606	72

Potash Corp. of Saskatchewan, Inc.	10,986	226

PrairieSky Royalty Ltd.	1,900	36

Rogers Communications, Inc., Class B	4,745	163

Royal Bank of Canada	19,368	1,071

Shaw Communications, Inc., Class B	5,295	103

Silver Wheaton Corp.	5,281	63

Suncor Energy, Inc.	19,425	519

Teck Resources Ltd., Class B	7,296	35

TELUS Corp.	2,723	86

Toronto-Dominion Bank (The)	24,436	963

TransAlta Corp.	3,214	15
		7,732

Denmark – 1.0%

Coloplast A/S, Class B	1,508	107

ISS A/S	1,968	65

Novo Nordisk A/S, Class B	25,945	1,397

Novozymes A/S, Class B	3,141	137

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

Denmark – 1.0% – continued

Pandora A/S	1,410	$165

Tryg A/S	1,801	35

Vestas Wind Systems A/S	2,935	153
		2,059

Finland – 0.2%

Neste OYJ	1,553	35

Orion Oyj, Class B	1,451	55

Stora Enso OYJ, Class R	7,407	56

UPM-Kymmene OYJ	6,843	103

Wartsila OYJ Abp	1,958	78
		327

France – 3.1%

Accor S.A.	2,735	128

Aeroports de Paris	354	40

Air Liquide S.A.	4,552	539

Atos S.E.	1,115	86

AXA S.A.	25,915	629

Bouygues S.A.	2,667	95

Bureau Veritas S.A.	3,420	72

Cap Gemini S.A.	2,053	183

Carrefour S.A.	7,278	216

Casino Guichard Perrachon S.A.	815	43

Christian Dior S.E.	747	140

Cie de Saint-Gobain	6,551	285

CNP Assurances	2,481	34

Danone S.A.	7,668	485

Essilor International S.A.	2,707	331

Eurazeo S.A.	497	33

Gecina S.A.	475	58

ICADE	431	29

Imerys S.A.	483	31

JCDecaux S.A.	1,035	37

Kering	1,023	167

Lagardere S.C.A.	1,570	44

Legrand S.A.	3,669	195

L’Oreal S.A.	3,375	587

Natixis S.A.	12,668	70

Renault S.A.	2,528	182

Rexel S.A.	4,041	50

Schneider Electric S.E.	7,439	417

SES S.A.	4,361	138

Societe BIC S.A.	391	61

Suez Environnement Co.	3,860	69

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

France – 3.1% – continued

Technip S.A.	1,373	$65

Unibail-Rodamco S.E.	1,280	332

Vinci S.A.	6,356	404

Vivendi S.A.	15,463	366

Wendel S.A.	365	43
		6,684

Germany – 2.8%

adidas A.G.	2,766	223

Allianz S.E. (Registered)	6,017	943

Axel Springer S.E.	593	33

BASF S.E.	12,101	923

Bayerische Motoren Werke A.G.	4,466	395

Beiersdorf A.G.	1,312	116

Deutsche Boerse A.G.	2,676	230

Deutsche Lufthansa A.G. (Registered) *	3,204	45

Deutsche Post A.G. (Registered)	12,819	355

Fraport A.G. Frankfurt Airport Services Worldwide	567	35

GEA Group A.G.	2,397	91

HeidelbergCement A.G.	1,897	130

Henkel A.G. & Co. KGaA	1,373	121

K+S A.G. (Registered)	2,611	87

Kabel Deutschland Holding A.G. *	302	39

Linde A.G.	2,501	405

MAN S.E.	487	50

Merck KGaA	1,715	152

METRO A.G.	2,160	60

Muenchener Rueckversicherungs- Gesellschaft A.G. in Muenchen (Registered)	2,262	421

ProSiebenSat.1 Media S.E.	2,798	137

SAP S.E.	12,973	839

Telefonica Deutschland Holding A.G.	8,288	51

TUI A.G.	6,585	122
		6,003

Hong Kong – 0.6%

CLP Holdings Ltd.	25,306	216

Hang Seng Bank Ltd.	10,078	182

Hong Kong & China Gas Co. Ltd.	90,311	169

Hong Kong Exchanges and Clearing Ltd.	15,432	355

Hysan Development Co. Ltd.	8,000	33

Li & Fung Ltd.	76,000	58

MTR Corp. Ltd.	19,180	84

Swire Pacific Ltd., Class A	8,000	90

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

Hong Kong – 0.6% – continued

Swire Properties Ltd.	16,278	$45

Yue Yuen Industrial Holdings Ltd.	8,500	32
		1,264

Ireland – 0.2%

CRH PLC	10,675	283

Kerry Group PLC, Class A	2,143	161
		444

Israel – 0.0%

Bank Hapoalim B.M.	14,034	71

Delek Group Ltd.	44	9
		80

Italy – 0.7%

Assicurazioni Generali S.p.A.	15,444	283

Atlantia S.p.A.	5,344	150

Enel Green Power S.p.A.	24,426	46

EXOR S.p.A.	1,313	57

Intesa Sanpaolo S.p.A.	169,237	598

Intesa Sanpaolo S.p.A. (RSP)	12,392	40

Pirelli & C. S.p.A.	3,256	54

Snam S.p.A.	27,647	142

Tenaris S.A.	6,065	73

Terna Rete Elettrica Nazionale S.p.A.	19,411	95
		1,538

Japan – 8.4%

Aeon Co. Ltd.	8,500	132

AEON Financial Service Co. Ltd.	1,290	25

Aeon Mall Co. Ltd.	1,680	26

Aisin Seiki Co. Ltd.	2,500	84

Ajinomoto Co., Inc.	7,000	148

Alfresa Holdings Corp.	2,400	41

Amada Holdings Co. Ltd.	5,000	38

ANA Holdings, Inc.	14,000	39

Asahi Glass Co. Ltd.	12,000	70

Asahi Kasei Corp.	17,000	120

Asics Corp.	2,200	53

Astellas Pharma, Inc.	27,900	362

Benesse Holdings, Inc.	900	24

Casio Computer Co. Ltd.	2,800	51

Central Japan Railway Co.	1,900	307

Chugai Pharmaceutical Co. Ltd.	3,010	93

Citizen Holdings Co. Ltd.	3,900	27

Dai Nippon Printing Co. Ltd.	7,000	68

Daicel Corp.	3,700	45

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

Japan – 8.4% – continued

Daikin Industries Ltd.	3,100	$174

Daiwa House Industry Co. Ltd.	8,300	206

Denso Corp.	6,400	271

Dentsu, Inc.	2,800	143

East Japan Railway Co.	4,500	381

Eisai Co. Ltd.	3,305	196

Fast Retailing Co. Ltd.	700	284

Fuji Heavy Industries Ltd.	7,808	282

Fujitsu Ltd.	24,000	105

Hino Motors Ltd.	3,100	32

Hitachi Chemical Co. Ltd.	1,517	21

Hitachi Construction Machinery Co. Ltd.	1,300	17

Hitachi High-Technologies Corp.	943	20

Hitachi Metals Ltd.	3,000	35

Hokuhoku Financial Group, Inc.	16,000	37

Honda Motor Co. Ltd.	21,700	647

Hulic Co. Ltd.	3,900	35

Ibiden Co. Ltd.	1,800	24

Inpex Corp.	12,500	112

Itochu Techno-Solutions Corp.	600	13

Japan Airlines Co. Ltd.	1,700	60

JFE Holdings, Inc.	6,300	83

Kajima Corp.	12,000	64

Kaneka Corp.	4,000	30

Kansai Paint Co. Ltd.	3,000	41

Kao Corp.	6,800	309

Kawasaki Heavy Industries Ltd.	19,000	66

KDDI Corp.	23,400	524

Keio Corp.	7,000	50

Keyence Corp.	600	269

Kikkoman Corp.	2,000	55

Kobe Steel Ltd.	41,551	45

Komatsu Ltd.	12,400	182

Konica Minolta, Inc.	5,900	62

Kubota Corp.	15,000	207

Kuraray Co. Ltd.	4,600	57

Kurita Water Industries Ltd.	1,500	32

Kyocera Corp.	4,200	193

Kyowa Hakko Kirin Co. Ltd.	3,000	45

Lawson, Inc.	800	59

Marui Group Co. Ltd.	3,300	40

Mazda Motor Corp.	7,100	113

McDonald’s Holdings Co. Japan Ltd.	700	16

Miraca Holdings, Inc.	800	34

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

Japan – 8.4% – continued

Mitsubishi Corp.	18,300	$301

Mitsubishi Electric Corp.	26,000	239

Mitsubishi Materials Corp.	15,000	46

Mitsubishi Motors Corp.	8,591	66

Mitsubishi UFJ Lease & Finance Co. Ltd.	5,830	26

Mitsui Chemicals, Inc.	11,000	35

Mitsui Fudosan Co. Ltd.	12,000	330

Mitsui OSK Lines Ltd.	16,000	38

Mizuho Financial Group, Inc.	310,373	583

Murata Manufacturing Co. Ltd.	2,715	353

Nabtesco Corp.	1,600	29

NEC Corp.	36,000	111

NGK Insulators Ltd.	4,000	77

NGK Spark Plug Co. Ltd.	2,400	55

Nikon Corp.	4,800	58

Nippon Paint Holdings Co. Ltd.	2,000	35

Nippon Steel & Sumitomo Metal Corp.	10,052	184

Nippon Telegraph & Telephone Corp.	10,200	358

Nippon Yusen K.K.	21,000	49

Nissan Motor Co. Ltd.	32,900	303

Nissin Foods Holdings Co. Ltd.	900	41

Nitto Denko Corp.	2,200	132

Nomura Real Estate Holdings, Inc.	1,600	32

Nomura Research Institute Ltd.	1,503	58

NSK Ltd.	6,000	58

NTT Data Corp.	1,700	86

NTT DOCOMO, Inc.	18,900	317

Obayashi Corp.	9,000	77

Omron Corp.	2,600	79

Oriental Land Co. Ltd.	2,600	146

Osaka Gas Co. Ltd.	25,000	95

Panasonic Corp.	30,200	307

Resona Holdings, Inc.	29,500	151

Ricoh Co. Ltd.	9,100	92

Rinnai Corp.	500	38

Santen Pharmaceutical Co. Ltd.	5,200	70

Secom Co. Ltd.	2,800	169

Sekisui Chemical Co. Ltd.	5,000	53

Sekisui House Ltd.	7,800	123

Seven & i Holdings Co. Ltd.	10,200	467

Sharp Corp. *	22,000	25

Shimadzu Corp.	3,000	43

Shimizu Corp.	8,000	69

Shin-Etsu Chemical Co. Ltd.	5,400	278

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

Japan – 8.4% – continued

Sompo Japan Nipponkoa Holdings, Inc.	4,300	$125

Sony Corp.	16,600	406

Stanley Electric Co. Ltd.	2,033	41

Sumitomo Chemical Co. Ltd.	20,000	102

Sumitomo Corp.	14,800	143

Sumitomo Dainippon Pharma Co. Ltd.	1,935	19

Sumitomo Electric Industries Ltd.	10,000	128

Sumitomo Heavy Industries Ltd.	8,000	32

Sumitomo Metal Mining Co. Ltd.	7,000	80

Sumitomo Mitsui Financial Group, Inc.	16,900	643

Sumitomo Mitsui Trust Holdings, Inc.	44,000	162

Sumitomo Rubber Industries Ltd.	2,500	35

Suntory Beverage & Food Ltd.	1,900	73

Suzuken Co. Ltd.	938	31

Sysmex Corp.	1,942	103

T&D Holdings, Inc.	7,400	88

Takashimaya Co. Ltd.	4,000	32

Takeda Pharmaceutical Co. Ltd.	10,500	463

TDK Corp.	1,600	91

Teijin Ltd.	13,000	40

Toho Co. Ltd.	1,500	34

Toho Gas Co. Ltd.	5,000	30

Tokyo Electron Ltd.	2,200	104

Tokyo Gas Co. Ltd.	30,000	146

Tokyu Corp.	15,000	110

Toppan Printing Co. Ltd.	7,000	56

Toray Industries, Inc.	19,000	165

TOTO Ltd.	2,000	63

Toyo Seikan Group Holdings Ltd.	2,300	37

Toyo Suisan Kaisha Ltd.	1,300	49

Toyoda Gosei Co. Ltd.	700	14

Toyota Industries Corp.	2,100	100

Toyota Tsusho Corp.	2,900	61

USS Co. Ltd.	3,100	52

Yakult Honsha Co. Ltd.	1,100	55

Yamada Denki Co. Ltd.	8,160	33

Yamaha Corp.	2,200	49

Yamaha Motor Co. Ltd.	3,500	71

Yaskawa Electric Corp.	3,000	31

Yokogawa Electric Corp.	2,600	27
		17,830

Netherlands – 1.3%

Aegon N.V.	24,522	141

Akzo Nobel N.V.	3,223	210

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

Netherlands – 1.3% – continued

ASML Holding N.V.	4,585	$402

Chicago Bridge & Iron Co. N.V.	1,300	52

Core Laboratories N.V.	589	59

Delta Lloyd N.V.	3,343	28

Gemalto N.V.	1,009	65

ING Groep N.V. – CVA	51,139	726

Koninklijke Ahold N.V.	11,798	230

Koninklijke DSM N.V.	2,469	114

Koninklijke KPN N.V.	42,990	161

Koninklijke Philips N.V.	12,365	292

Koninklijke Vopak N.V.	955	38

NN Group N.V.	2,551	73

QIAGEN N.V. *	2,919	75

Wolters Kluwer N.V.	3,946	122
		2,788

New Zealand – 0.1%

Auckland International Airport Ltd.	11,412	36

Fletcher Building Ltd.	9,446	41

Meridian Energy Ltd.	16,759	22

Mighty River Power Ltd.	9,087	15

Ryman Healthcare Ltd.	5,543	26
		140

Norway – 0.3%

DNB ASA	12,915	168

Norsk Hydro ASA	17,578	59

Orkla ASA	10,344	77

Statoil ASA	14,755	215

Telenor ASA	9,870	185
		704

Portugal – 0.1%

Banco Espirito Santo S.A. (Registered) (2)*	29,034	–

EDP – Energias de Portugal S.A.	29,530	108

Galp Energia SGPS S.A.	5,441	54

Jeronimo Martins SGPS S.A.	3,553	48
		210

Singapore – 0.5%

Ascendas Real Estate Investment Trust	29,300	48

CapitaLand Ltd.	33,700	64

CapitaLand Mall Trust	33,300	45

City Developments Ltd.	5,000	27

DBS Group Holdings Ltd.	23,800	272

Jardine Cycle & Carriage Ltd.	1,444	28

Keppel Corp. Ltd.	19,000	91

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

Singapore – 0.5% – continued

Singapore Airlines Ltd.	7,100	$53

Singapore Press Holdings Ltd.	22,300	60

Singapore Telecommunications Ltd.	105,100	267
		955

South Africa – 0.1%

Investec PLC	7,645	59

Mondi PLC	4,856	102
		161

Spain – 1.3%

Abertis Infraestructuras S.A.	6,237	99

Amadeus IT Holding S.A., Class A	5,883	251

Banco Bilbao Vizcaya Argentaria S.A.	83,567	709

CaixaBank S.A.	37,162	143

Distribuidora Internacional de Alimentacion S.A. *	8,505	51

Enagas S.A.	2,962	85

Ferrovial S.A.	5,896	141

Iberdrola S.A.	71,575	476

Industria de Diseno Textil S.A.	14,621	490

Red Electrica Corp. S.A.	1,417	118

Repsol S.A.	14,146	165
		2,728

Sweden – 1.6%

Alfa Laval AB	3,851	63

Assa Abloy AB, Class B	13,299	239

Atlas Copco AB, Class A	8,835	213

Atlas Copco AB, Class B	5,020	113

Autoliv, Inc.	1,213	132

Boliden AB	3,460	54

Electrolux AB, Series B	3,086	87

Hennes & Mauritz AB, Class B	12,751	466

Husqvarna AB, Class B	5,474	36

ICA Gruppen AB	967	33

Industrivarden AB, Class C	2,202	39

Investment AB Kinnevik, Class B	3,110	89

Nordea Bank AB	40,766	455

Sandvik AB	14,358	123

Skandinaviska Enskilda Banken AB, Class A	20,190	216

Skanska AB, Class B	4,943	97

SKF AB, Class B	5,436	100

Svenska Cellulosa AB S.C.A., Class B	7,747	217

Swedbank AB, Class A	11,978	265

TeliaSonera AB	34,509	186

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

Sweden – 1.6% – continued

Volvo AB, Class B	20,309	$195
		3,418

Switzerland – 4.1%

ACE Ltd.	4,276	442

Actelion Ltd. (Registered) *	1,350	172

Aryzta A.G. *	1,217	52

Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	13	76

Chocoladefabriken Lindt & Spruengli A.G. (Registered)	1	71

Coca-Cola HBC A.G. – CDI *	2,760	58

Geberit A.G. (Registered)	508	156

Givaudan S.A. (Registered) *	128	209

Kuehne + Nagel International A.G. (Registered)	708	91

LafargeHolcim Ltd. (Registered) *	3,331	175

LafargeHolcim Ltd. (Registered) (Euronext Paris Exchange) *	2,416	126

Lonza Group A.G. (Registered) *	681	90

Novartis A.G. (Registered)	30,133	2,776

Roche Holding A.G. (Genusschein)	9,303	2,459

SGS S.A. (Registered)	74	129

Sulzer A.G. (Registered)	286	28

Swiss Re A.G.	4,740	407

Swisscom A.G. (Registered)	342	171

TE Connectivity Ltd.	5,500	329

Weatherford International PLC *	10,097	86

Wolseley PLC	3,392	198

Zurich Insurance Group A.G. *	2,003	493
		8,794

United Kingdom – 8.4%

3i Group PLC	13,302	94

Aberdeen Asset Management PLC	12,116	55

Aggreko PLC	3,564	51

Amec Foster Wheeler PLC	5,348	58

Associated British Foods PLC	4,665	236

Aviva PLC	53,958	370

Barratt Developments PLC	13,115	128

BG Group PLC	45,410	655

British Land (The) Co. PLC	13,122	167

BT Group PLC	110,990	706

Bunzl PLC	4,274	115

Burberry Group PLC	5,876	122

Capita PLC	8,869	161

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

United Kingdom – 8.4% – continued

CNH Industrial N.V.	12,316	$80

Croda International PLC	1,797	74

Delphi Automotive PLC	3,833	291

easyJet PLC	2,120	57

Ensco PLC, Class A	3,011	42

GKN PLC	21,161	86

GlaxoSmithKline PLC	64,432	1,235

Hammerson PLC	9,930	94

HSBC Holdings PLC	258,422	1,955

InterContinental Hotels Group PLC	3,191	110

Intertek Group PLC	2,078	77

Intu Properties PLC	11,260	56

ITV PLC	50,627	189

J Sainsbury PLC	16,816	67

Johnson Matthey PLC	2,618	97

Kingfisher PLC	30,734	167

Land Securities Group PLC	10,356	198

Legal & General Group PLC	77,397	280

Liberty Global PLC, Class A *	3,286	141

Liberty Global PLC, Series C *	8,210	337

London Stock Exchange Group PLC	4,209	154

Marks & Spencer Group PLC	22,216	169

Meggitt PLC	9,978	72

Michael Kors Holdings Ltd. *	2,636	111

National Grid PLC	49,760	693

Next PLC	1,920	222

Old Mutual PLC	65,440	188

Pearson PLC	10,780	184

Pentair PLC	2,369	121

Petrofac Ltd.	3,494	41

Prudential PLC	34,054	720

Reckitt Benckiser Group PLC	8,555	777

Reed Elsevier PLC	6,480	111

RELX N.V.	13,451	220

RELX PLC	8,371	144

Rexam PLC	9,625	76

RSA Insurance Group PLC	13,473	82

Schroders PLC	1,675	71

Segro PLC	10,252	67

Smiths Group PLC	5,217	79

Sports Direct International PLC *	3,982	46

SSE PLC	13,558	307

Standard Chartered PLC	33,526	326

Standard Life PLC	26,188	154

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

United Kingdom – 8.4% – continued

Subsea 7 S.A. *	3,406	$26

Tate & Lyle PLC	6,370	57

Taylor Wimpey PLC	43,007	128

Tesco PLC	110,871	308

Travis Perkins PLC	3,350	100

Tullow Oil PLC *	11,927	31

Unilever N.V. – CVA	21,503	865

Unilever PLC	17,056	695

United Utilities Group PLC	8,800	123

Vodafone Group PLC	351,055	1,110

Whitbread PLC	2,422	171

William Hill PLC	11,606	62

Willis Group Holdings PLC	2,167	89

WM Morrison Supermarkets PLC	28,285	71

WPP PLC	17,233	359
		17,881

United States – 54.4%

3M Co.	8,429	1,195

Accenture PLC, Class A	8,347	820

Adobe Systems, Inc. *	6,672	549

ADT (The) Corp.	2,300	69

Aflac, Inc.	5,826	339

AGCO Corp.	1,036	48

Agilent Technologies, Inc.	4,416	152

Air Products & Chemicals, Inc.	2,750	351

Albemarle Corp.	1,600	71

Alexion Pharmaceuticals, Inc. *	2,989	467

Alliant Energy Corp.	1,452	85

Ally Financial, Inc. *	5,700	116

American Express Co.	12,068	895

American Tower Corp.	5,628	495

American Water Works Co., Inc.	2,305	127

Ameriprise Financial, Inc.	2,326	254

AmerisourceBergen Corp.	2,794	265

AMETEK, Inc.	3,202	168

Amgen, Inc.	10,125	1,400

Analog Devices, Inc.	4,134	233

Annaly Capital Management, Inc.	12,865	127

ANSYS, Inc. *	1,205	106

Antero Resources Corp. *	815	17

Anthem, Inc.	3,500	490

Apache Corp.	4,956	194

Applied Materials, Inc.	16,153	237

Arthur J Gallagher & Co.	2,200	91

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

United States – 54.4% – continued

Autodesk, Inc. *	3,015	$133

Automatic Data Processing, Inc.	6,300	506

AutoZone, Inc. *	405	293

AvalonBay Communities, Inc.	1,769	309

Avery Dennison Corp.	1,138	64

Axis Capital Holdings Ltd.	1,347	72

Baker Hughes, Inc.	5,713	297

Ball Corp.	1,697	106

Bank of New York Mellon (The) Corp.	14,798	579

BB&T Corp.	10,162	362

Becton Dickinson and Co.	2,722	361

Bed Bath & Beyond, Inc. *	2,450	140

Berkshire Hathaway, Inc., Class B *	15,476	2,018

Best Buy Co., Inc.	4,173	155

Biogen, Inc. *	3,131	914

BioMarin Pharmaceutical, Inc. *	2,156	227

BlackRock, Inc.	1,652	491

BorgWarner, Inc.	3,044	127

Boston Properties, Inc.	2,080	246

Bristol-Myers Squibb Co.	22,057	1,306

Brixmor Property Group, Inc.	2,400	56

Bunge Ltd.	1,935	142

C.H. Robinson Worldwide, Inc.	1,870	127

CA, Inc.	4,428	121

Camden Property Trust	1,100	81

Cameron International Corp. *	2,600	159

Campbell Soup Co.	2,437	123

Cardinal Health, Inc.	4,345	334

CarMax, Inc. *	2,809	167

Caterpillar, Inc.	7,567	495

CBRE Group, Inc., Class A *	3,926	126

Celanese Corp., Series A	2,033	120

Celgene Corp. *	10,500	1,136

Centene Corp. *	1,500	81

CenterPoint Energy, Inc.	5,213	94

CenturyLink, Inc.	7,559	190

Cerner Corp. *	4,104	246

Charles Schwab (The) Corp.	15,741	450

Charter Communications, Inc., Class A *	1,162	204

Cheniere Energy, Inc. *	2,931	142

Chubb (The) Corp.	3,083	378

Cigna Corp.	3,478	470

Cimarex Energy Co.	1,206	124

Cisco Systems, Inc.	67,369	1,768

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

United States – 54.4% – continued

CIT Group, Inc.	2,400	$96

Citrix Systems, Inc. *	2,100	145

Clorox (The) Co.	1,710	198

CME Group, Inc.	4,272	396

CMS Energy Corp.	3,549	125

Coca-Cola Enterprises, Inc.	3,000	145

Cognizant Technology Solutions Corp., Class A *	8,155	511

Colgate-Palmolive Co.	11,412	724

Columbia Pipeline Group, Inc.	4,165	76

Comerica, Inc.	2,352	97

ConAgra Foods, Inc.	5,636	228

Concho Resources, Inc. *	1,712	168

ConocoPhillips	16,300	782

Consolidated Edison, Inc.	3,852	257

Continental Resources, Inc. *	1,314	38

Corning, Inc.	16,762	287

Crown Castle International Corp.	4,454	351

CSX Corp.	13,027	350

Cummins, Inc.	2,217	241

Danaher Corp.	8,143	694

Darden Restaurants, Inc.	1,451	99

Deere & Co.	4,207	311

Delta Air Lines, Inc.	2,700	121

DENTSPLY International, Inc.	1,866	94

Devon Energy Corp.	5,336	198

Digital Realty Trust, Inc.	1,728	113

Discover Financial Services	5,861	305

Discovery Communications, Inc., Class A *	1,992	52

Discovery Communications, Inc., Class C *	3,690	90

Dover Corp.	2,112	121

Dr. Pepper Snapple Group, Inc.	2,562	203

Duke Energy Corp.	9,297	669

Duke Realty Corp.	4,753	91

Dun & Bradstreet (The) Corp.	423	44

Eastman Chemical Co.	1,920	124

Eaton Corp. PLC	6,221	319

Eaton Vance Corp.	1,600	53

Ecolab, Inc.	3,555	390

Edgewell Personal Care Co.	798	65

Edison International	4,300	271

Edwards Lifesciences Corp. *	1,417	201

EMC Corp.	25,808	624

Energen Corp.	985	49

Envision Healthcare Holdings, Inc. *	2,400	88

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

United States – 54.4% – continued

EOG Resources, Inc.	7,363	$536

EQT Corp.	2,048	133

Equifax, Inc.	1,570	153

Equinix, Inc.	773	211

Equity Residential	4,818	362

Estee Lauder (The) Cos., Inc., Class A	3,019	244

Eversource Energy	4,172	211

Expeditors International of Washington, Inc.	2,588	122

Fastenal Co.	3,615	132

Federal Realty Investment Trust	850	116

FireEye, Inc. *	1,400	45

FleetCor Technologies, Inc. *	1,048	144

Flextronics International Ltd. *	7,918	83

Flowserve Corp.	1,800	74

Fluor Corp.	2,031	86

FMC Technologies, Inc. *	3,024	94

Ford Motor Co.	49,161	667

Franklin Resources, Inc.	5,353	199

GameStop Corp., Class A	1,377	57

Gap (The), Inc.	3,387	97

Gartner, Inc. *	1,200	101

General Mills, Inc.	7,920	445

Gilead Sciences, Inc.	19,470	1,912

Google, Inc., Class A *	3,787	2,417

Google, Inc., Class C *	4,128	2,512

Hanesbrands, Inc.	5,300	153

Harley-Davidson, Inc.	2,801	154

Hartford Financial Services Group (The), Inc.	5,586	256

Hasbro, Inc.	1,500	108

HCP, Inc.	6,310	235

Henry Schein, Inc. *	1,087	144

Hertz Global Holdings, Inc. *	5,164	86

Hess Corp.	3,349	168

Hewlett-Packard Co.	24,287	622

Hilton Worldwide Holdings, Inc.	6,500	149

Hologic, Inc. *	3,141	123

Hormel Foods Corp.	1,925	122

Host Hotels & Resorts, Inc.	10,044	159

Humana, Inc.	2,040	365

IHS, Inc., Class A *	889	103

Illinois Tool Works, Inc.	4,327	356

Ingersoll-Rand PLC	3,475	176

Intel Corp.	63,085	1,901

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

United States – 54.4% – continued

Intercontinental Exchange, Inc.	1,433	$337

International Business Machines Corp.	12,465	1,807

International Flavors & Fragrances, Inc.	1,050	108

International Paper Co.	5,350	202

Intuit, Inc.	3,580	318

Invesco Ltd.	5,673	177

Iron Mountain, Inc.	2,636	82

Isis Pharmaceuticals, Inc. *	1,600	65

Jacobs Engineering Group, Inc. *	1,792	67

JM Smucker (The) Co.	1,521	174

Johnson & Johnson	36,850	3,440

Johnson Controls, Inc.	8,878	367

Jones Lang LaSalle, Inc.	600	86

Kansas City Southern	1,500	136

Kellogg Co.	3,545	236

Keurig Green Mountain, Inc.	1,613	84

KeyCorp	11,143	145

Kimberly-Clark Corp.	4,848	529

Kinder Morgan, Inc.	24,700	684

Kohl’s Corp.	2,633	122

Kraft Heinz (The) Co.	7,889	557

Kroger (The) Co.	12,374	446

Laboratory Corp. of America Holdings *	1,297	141

Lam Research Corp.	2,157	141

Legg Mason, Inc.	1,359	57

Level 3 Communications, Inc. *	3,869	169

Liberty Property Trust	2,000	63

LKQ Corp. *	3,917	111

Loews Corp.	3,900	141

Lowe’s Cos., Inc.	12,505	862

LyondellBasell Industries N.V., Class A	5,347	446

M&T Bank Corp.	1,646	201

Macerich (The) Co.	1,807	139

ManpowerGroup, Inc.	1,083	89

Marathon Oil Corp.	8,821	136

Marathon Petroleum Corp.	7,140	331

Marriott International, Inc., Class A	2,931	200

Marsh & McLennan Cos., Inc.	7,160	374

Marvell Technology Group Ltd.	5,600	51

Masco Corp.	4,600	116

MasterCard, Inc., Class A	13,300	1,199

Mattel, Inc.	4,645	98

McCormick & Co., Inc. (Non Voting)	1,488	122

McDonald’s Corp.	12,699	1,251

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

United States – 54.4% – continued

MDU Resources Group, Inc.	2,489	$43

Mead Johnson Nutrition Co.	2,664	188

Merck & Co., Inc.	37,421	1,848

Mettler-Toledo International, Inc. *	346	99

MGM Resorts International *	6,385	118

Microchip Technology, Inc.	2,780	120

Mohawk Industries, Inc. *	803	146

Mondelez International, Inc., Class A	21,546	902

Mosaic (The) Co.	4,368	136

Motorola Solutions, Inc.	2,250	154

Nasdaq, Inc.	1,580	84

National Oilwell Varco, Inc.	5,153	194

Netflix, Inc. *	5,341	551

NetSuite, Inc. *	500	42

New York Community Bancorp, Inc.	5,736	104

Newell Rubbermaid, Inc.	3,532	140

NextEra Energy, Inc.	5,928	578

NIKE, Inc., Class B	9,059	1,114

Noble Energy, Inc.	5,628	170

Nordstrom, Inc.	1,895	136

Norfolk Southern Corp.	4,050	309

Northern Trust Corp. (3)	2,780	190

Nucor Corp.	4,248	160

NVIDIA Corp.	7,216	178

Occidental Petroleum Corp.	10,241	677

Oceaneering International, Inc.	1,378	54

ONEOK, Inc.	2,807	90

Oracle Corp.	46,264	1,671

PACCAR, Inc.	4,681	244

Parker-Hannifin Corp.	1,899	185

PartnerRe Ltd.	664	92

Patterson Cos., Inc.	1,145	50

Paychex, Inc.	4,300	205

People’s United Financial, Inc.	4,172	66

Pepco Holdings, Inc.	3,452	84

PepsiCo, Inc.	19,610	1,849

Phillips 66	7,156	550

Pinnacle West Capital Corp.	1,446	93

Pioneer Natural Resources Co.	1,988	242

Plum Creek Timber Co., Inc.	2,252	89

PNC Financial Services Group (The), Inc.	6,924	618

PPG Industries, Inc.	3,700	324

Praxair, Inc.	3,833	390

Precision Castparts Corp.	1,883	433

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

United States – 54.4% – continued

Principal Financial Group, Inc.	3,852	$182

Procter & Gamble (The) Co.	36,037	2,592

Progressive (The) Corp.	7,850	241

Prologis, Inc.	7,022	273

Prudential Financial, Inc.	5,997	457

Public Service Enterprise Group, Inc.	6,665	281

PVH Corp.	1,075	110

QUALCOMM, Inc.	21,600	1,161

Quanta Services, Inc. *	2,675	65

Quintiles Transnational Holdings, Inc. *	1,400	97

Rackspace Hosting, Inc. *	1,592	39

Range Resources Corp.	2,300	74

Raymond James Financial, Inc.	1,704	85

Realogy Holdings Corp. *	1,900	71

Regency Centers Corp.	1,200	75

RenaissanceRe Holdings Ltd.	645	69

ResMed, Inc.	1,781	91

Robert Half International, Inc.	1,800	92

Rockwell Automation, Inc.	1,783	181

Rockwell Collins, Inc.	1,778	146

Roper Technologies, Inc.	1,345	211

Ross Stores, Inc.	5,504	267

Royal Caribbean Cruises Ltd.	2,329	207

salesforce.com, Inc. *	8,209	570

SanDisk Corp.	2,800	152

Scripps Networks Interactive, Inc., Class A	1,033	51

Seagate Technology PLC	4,069	182

Sealed Air Corp.	2,767	130

SEI Investments Co.	1,867	90

Sempra Energy	3,149	305

Sherwin-Williams (The) Co.	1,043	232

Sigma-Aldrich Corp.	1,578	219

Signet Jewelers Ltd.	1,000	136

Simon Property Group, Inc.	4,170	766

Skyworks Solutions, Inc.	2,500	211

SL Green Realty Corp.	1,300	141

Snap-on, Inc.	800	121

Southwest Airlines Co.	2,203	84

Southwestern Energy Co. *	5,208	66

Spectra Energy Corp.	8,876	233

Sprint Corp. *	10,733	41

Staples, Inc.	8,297	97

Starbucks Corp.	19,970	1,135

Starwood Hotels & Resorts Worldwide, Inc.	2,291	152

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

United States – 54.4% – continued

State Street Corp.	5,600	$376

Symantec Corp.	9,118	178

Sysco Corp.	8,036	313

T Rowe Price Group, Inc.	3,443	239

TD Ameritrade Holding Corp.	3,613	115

Teradata Corp. *	1,900	55

Tesla Motors, Inc. *	1,254	311

Tesoro Corp.	1,648	160

Texas Instruments, Inc.	13,793	683

Thermo Fisher Scientific, Inc.	5,267	644

Tiffany & Co.	1,726	133

Time Warner Cable, Inc.	3,777	677

Time Warner, Inc.	11,009	757

Tractor Supply Co.	1,781	150

Travelers (The) Cos., Inc.	4,204	418

Trimble Navigation Ltd. *	3,537	58

Tyco International PLC	5,580	187

UDR, Inc.	3,325	115

Ulta Salon Cosmetics & Fragrance, Inc. *	798	130

Under Armour, Inc., Class A *	2,415	234

Union Pacific Corp.	11,624	1,028

United Parcel Service, Inc., Class B	9,357	923

United Rentals, Inc. *	1,253	75

US Bancorp	23,416	960

Valero Energy Corp.	6,700	403

Varian Medical Systems, Inc. *	1,340	99

Ventas, Inc.	4,328	243

Verizon Communications, Inc.	54,183	2,357

Vertex Pharmaceuticals, Inc. *	3,259	339

VF Corp.	4,505	307

Vornado Realty Trust	2,275	206

Voya Financial, Inc.	3,000	116

Walt Disney (The) Co.	21,400	2,187

Waste Management, Inc.	6,087	303

Waters Corp. *	1,094	129

WEC Energy Group, Inc.	4,322	226

Welltower, Inc.	4,729	320

Western Union (The) Co.	6,700	123

WestRock Co.	3,499	180

Weyerhaeuser Co.	6,875	188

Whirlpool Corp.	1,076	158

WhiteWave Foods (The) Co. *	2,300	92

Whiting Petroleum Corp. *	2,691	41

Whole Foods Market, Inc.	4,771	151

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.9% – continued

United States – 54.4% – continued

Williams (The) Cos., Inc.	9,531	$351

Workday, Inc., Class A *	1,330	92

WW Grainger, Inc.	767	165

Wyndham Worldwide Corp.	1,568	113

Xcel Energy, Inc.	6,748	239

Xerox Corp.	13,729	134

Xylem, Inc.	2,424	80

Yahoo!, Inc. *	11,845	342

Zoetis, Inc.	6,517	268
		115,907
Total Common Stocks (4)
(Cost $175,645)		204,247

PREFERRED STOCKS – 0.1%

Germany – 0.1%

Bayerische Motoren Werke A.G.	699	48

Henkel A.G. & Co. KGaA	2,346	241
		289
Total Preferred Stocks (4)
(Cost $194)		289

INVESTMENT COMPANIES – 3.0%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (5)	6,441,063	6,441
Total Investment Companies
(Cost $6,441)		6,441

Total Investments – 99.0%
(Cost $182,280)		210,977

Other Assets less Liabilities – 1.0%		2,091
NET ASSETS – 100.0%		$213,068

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Value rounds to less than one thousand.
(3)	Investment in affiliate.
(4)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2015, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
BNY Mellon	United States Dollar	111	Swiss Franc	108	12/16/15	$– *
Citibank	United States Dollar	291	British Pound	189	12/16/15	(5)
Citibank	United States Dollar	286	Japanese Yen	34,250	12/16/15	– *
Morgan Stanley	United States Dollar	90	Canadian Dollar	120	12/16/15	(1)
Morgan Stanley	United States Dollar	140	Euro	124	12/16/15	(2)
Morgan Stanley	United States Dollar	376	Euro	332	12/16/15	(4)
Morgan Stanley	United States Dollar	140	Japanese Yen	16,765	12/16/15	– *

Total						$(12)

*	Amount rounds to less than one thousand.

At September 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-mini S&P 500 (United States Dollar)	53	$5,058	Long	12/15	$(86)
Euro Stoxx 50 (Euro)	39	1,347	Long	12/15	(45)
FTSE 100 Index (British Pound)	9	819	Long	12/15	(13)
S&P/TSX 60 Index (Canadian Dollar)	2	234	Long	12/15	(2)
SPI 200 Index (Australian Dollar)	4	351	Long	12/15	(4)
Topix Index (Japanese Yen)	4	471	Long	12/15	(8)
Yen Denominated Nikkei 225 (Japanese Yen)	8	583	Long	12/15	(5)

Total					$(163)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

At September 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.4%
Consumer Staples	9.4
Energy	5.5
Financials	21.8
Health Care	13.9
Industrials	10.5
Information Technology	13.6
Materials	5.1
Telecommunication Services	3.4
Utilities	3.4

Total	100.0%

At September 30, 2015, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	57.8%
Euro	11.1
Japanese Yen	8.7
British Pound	7.8
All other currencies less than 5%	14.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2015 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)		TOTAL (000s)
Common Stocks
Canada	$7,732	$–	$–		$7,732
Netherlands	110	2,678	–		2,788
Portugal	–	210	–	*	210
Sweden	132	3,286	–		3,418
Switzerland	857	7,937	–		8,794
United Kingdom	1,133	16,748	–		17,881
United States	115,907	–	–		115,907
All Other Countries(1)	–	47,517	–		47,517
Total Common Stocks	125,871	78,376	–	*	204,247
Preferred Stocks(1)	–	289	–		289
Investment Companies	6,441	–	–		6,441
Total Investments	$132,312	$78,665	$–	*	$210,977

OTHER FINANCIAL INSTRUMENTS
Liabilities
Forward Foreign Currency Exchange Contracts	$–	$(12)	$–		$(12)
Future Contracts	(163)	–	–		(163)
Total Other Financial Instruments	$(163)	$(12)	$–		$(175)

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/15 (000s)		REALIZED GAINS (LOSSES) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)		PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/15 (000s)		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/15 (000s)

Common Stock

Portugal	$–	*	$–	$–	*	$–	$–	$–	$–	$–	*	$–	*

*	Amount rounds to less than one thousand.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

The Fund valued the securities included in the Balance as of 9/30/15 above using valuations provided by the Asset Management PVC.

	FAIR VALUE AT 9/30/15 (000s)		VALUATION TECHNIQUES	UNOBSERVABLE INPUTS

Common Stock	$–	*	Market Comparable Companies	Price to Earnings Multiple/Liquidity Discount

*	Amount rounds to less than one thousand.

The significant unobservable inputs used in the fair value measurement is the price to earnings multiple along with liquidity discounts. Significant increases in the price to earnings multiple in isolation would result in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discounts in isolation would result in a significantly lower (higher) fair value measurement.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0%

Australia – 6.4%

AGL Energy Ltd.	232,844	$2,617

Alumina Ltd.	880,166	697

Amcor Ltd.	411,902	3,827

AMP Ltd.	1,020,720	3,998

APA Group	386,867	2,329

Aristocrat Leisure Ltd.	186,603	1,137

Asciano Ltd.	337,813	1,994

ASX Ltd.	66,635	1,777

Aurizon Holdings Ltd.	734,085	2,597

AusNet Services	590,082	567

Australia & New Zealand Banking Group Ltd.	955,992	18,314

Bank of Queensland Ltd.	128,366	1,050

Bendigo & Adelaide Bank Ltd.	156,127	1,090

BGP Holdings PLC (1)*	1,085,479	–

BHP Billiton Ltd.	1,110,440	17,514

BHP Billiton PLC	730,305	11,149

Boral Ltd.	265,872	985

Brambles Ltd.	540,683	3,707

Caltex Australia Ltd.	93,897	2,078

CIMIC Group Ltd.	35,559	588

Coca-Cola Amatil Ltd.	197,593	1,252

Cochlear Ltd.	19,696	1,156

Commonwealth Bank of Australia	587,085	30,207

Computershare Ltd.	163,206	1,217

Crown Resorts Ltd.	125,794	877

CSL Ltd.	161,620	10,184

Dexus Property Group	328,793	1,653

Federation Centres	1,172,228	2,264

Flight Centre Travel Group Ltd.	19,928	506

Fortescue Metals Group Ltd.	548,319	705

Goodman Group	604,841	2,491

GPT Group (The)	616,357	1,960

Harvey Norman Holdings Ltd.	189,615	521

Healthscope Ltd.	380,143	682

Iluka Resources Ltd.	146,874	642

Incitec Pivot Ltd.	573,116	1,573

Insurance Australia Group Ltd.	808,003	2,764

James Hardie Industries PLC – CDI	156,734	1,892

Lend Lease Group	188,223	1,663

Macquarie Group Ltd.	103,746	5,640

Medibank Pvt Ltd.	947,896	1,612

Mirvac Group	1,277,512	1,547

National Australia Bank Ltd.	903,828	19,180

Newcrest Mining Ltd. *	265,252	2,401

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Australia – 6.4% – continued

Orica Ltd.	127,447	$1,350

Origin Energy Ltd.	384,402	1,646

Platinum Asset Management Ltd.	80,479	386

Qantas Airways Ltd. *	204,089	534

QBE Insurance Group Ltd.	472,817	4,293

Ramsay Health Care Ltd.	49,337	2,031

REA Group Ltd.	18,801	587

Santos Ltd.	346,092	972

Scentre Group	1,840,063	5,051

Seek Ltd.	112,592	955

Sonic Healthcare Ltd.	130,617	1,677

South32 Ltd. *	1,157,157	1,118

South32 Ltd. (London Exchange) *	683,909	658

Stockland	819,400	2,219

Suncorp Group Ltd.	443,780	3,824

Sydney Airport	374,885	1,572

Tabcorp Holdings Ltd.	291,564	959

Tatts Group Ltd.	503,417	1,333

Telstra Corp. Ltd.	1,477,230	5,832

TPG Telecom Ltd.	101,399	775

Transurban Group	661,263	4,625

Treasury Wine Estates Ltd.	224,861	1,039

Wesfarmers Ltd.	388,338	10,740

Westfield Corp.	682,417	4,787

Westpac Banking Corp.	1,078,529	22,672

Woodside Petroleum Ltd.	256,032	5,235

Woolworths Ltd.	437,616	7,652

WorleyParsons Ltd.	73,924	308
		267,434

Austria – 0.2%

ANDRITZ A.G.	26,877	1,213

Erste Group Bank A.G. *	96,584	2,808

OMV A.G.	51,308	1,247

Raiffeisen Bank International A.G. *	42,132	552

voestalpine A.G.	39,292	1,352
		7,172

Belgium – 1.3%

Ageas	68,261	2,802

Anheuser-Busch InBev S.A./N.V.	277,984	29,526

Colruyt S.A.	24,380	1,174

Delhaize Group	35,785	3,172

Groupe Bruxelles Lambert S.A.	27,823	2,102

KBC Groep N.V.	86,652	5,464

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Belgium – 1.3% – continued

Proximus	52,271	$1,801

Solvay S.A., Class A	20,454	2,091

Telenet Group Holding N.V. *	18,169	1,042

UCB S.A.	43,702	3,420

Umicore S.A.	32,724	1,261
		53,855

Chile – 0.0%

Antofagasta PLC	136,809	1,037

Denmark – 1.8%

AP Moeller – Maersk A/S, Class A	1,340	2,020

AP Moeller – Maersk A/S, Class B	2,467	3,806

Carlsberg A/S, Class B	36,964	2,845

Coloplast A/S, Class B	38,416	2,725

Danske Bank A/S	244,174	7,385

DSV A/S	60,755	2,274

ISS A/S	51,311	1,707

Novo Nordisk A/S, Class B	677,372	36,459

Novozymes A/S, Class B	80,657	3,522

Pandora A/S	38,049	4,452

RTL Group S.A.	13,461	1,159

TDC A/S	279,997	1,445

Tryg A/S	41,274	803

Vestas Wind Systems A/S	77,394	4,033

William Demant Holding A/S *	8,614	717
		75,352

Finland – 0.8%

Elisa OYJ	48,929	1,656

Fortum OYJ	153,479	2,275

Kone OYJ, Class B	116,480	4,438

Metso OYJ	39,147	815

Neste OYJ	44,104	1,016

Nokia OYJ	1,271,899	8,714

Nokian Renkaat OYJ	39,009	1,264

Orion Oyj, Class B	35,050	1,327

Sampo OYJ, Class A	154,789	7,507

Stora Enso OYJ, Class R	188,356	1,427

UPM-Kymmene OYJ	184,945	2,779

Wartsila OYJ Abp	50,648	2,013
		35,231

France – 9.8%

Accor S.A.	72,182	3,379

Aeroports de Paris	10,288	1,168

Air Liquide S.A.	118,938	14,094

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

France – 9.8% – continued

Airbus Group S.E.	204,104	$12,123

Alcatel-Lucent *	976,439	3,595

Alstom S.A. *	75,021	2,319

ArcelorMittal	345,169	1,804

Arkema S.A.	22,398	1,453

Atos S.E.	29,863	2,293

AXA S.A.	678,422	16,470

BNP Paribas S.A.	366,120	21,559

Bollore S.A.	295,632	1,441

Bouygues S.A.	69,871	2,487

Bureau Veritas S.A.	92,272	1,947

Cap Gemini S.A.	53,744	4,789

Carrefour S.A.	190,455	5,644

Casino Guichard Perrachon S.A.	19,746	1,052

Christian Dior S.E.	18,870	3,533

Cie de Saint-Gobain	165,185	7,176

Cie Generale des Etablissements Michelin	64,435	5,880

CNP Assurances	59,672	829

Credit Agricole S.A.	356,157	4,087

Danone S.A.	200,220	12,663

Dassault Systemes S.A.	44,126	3,258

Edenred	71,237	1,165

Electricite de France S.A.	83,241	1,470

Engie	504,997	8,178

Essilor International S.A.	70,946	8,666

Eurazeo S.A.	13,868	923

Eutelsat Communications S.A.	58,430	1,793

Fonciere Des Regions	10,478	913

Gecina S.A.	12,180	1,484

Groupe Eurotunnel S.E. (Registered)	161,781	2,203

Hermes International	9,135	3,326

ICADE	11,260	764

Iliad S.A.	9,087	1,840

Imerys S.A.	12,544	806

Ingenico Group	19,031	2,299

JCDecaux S.A.	25,937	940

Kering	26,184	4,286

Klepierre	65,219	2,958

Lagardere S.C.A.	40,609	1,126

Legrand S.A.	91,945	4,888

L’Oreal S.A.	87,062	15,139

LVMH Moet Hennessy Louis Vuitton S.E.	96,584	16,481

Natixis S.A.	325,670	1,799

Numericable-SFR SAS *	33,357	1,545

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

France – 9.8% – continued

Orange S.A.	686,899	$10,388

Pernod Ricard S.A.	73,416	7,413

Peugeot S.A. *	149,512	2,259

Publicis Groupe S.A.	65,120	4,449

Remy Cointreau S.A.	8,553	562

Renault S.A.	66,437	4,773

Rexel S.A.	101,402	1,247

Safran S.A.	100,935	7,616

Sanofi	406,916	38,765

Schneider Electric S.A./S.E.	4,873	272

Schneider Electric S.E.	187,039	10,489

SCOR S.E.	53,071	1,906

SES S.A.	110,885	3,499

Societe BIC S.A.	9,896	1,538

Societe Generale S.A.	250,766	11,217

Sodexo S.A.	32,655	2,709

Suez Environnement Co.	102,849	1,850

Technip S.A.	35,752	1,689

Thales S.A.	36,229	2,524

TOTAL S.A.	745,401	33,606

Unibail-Rodamco S.E.	34,046	8,829

Valeo S.A.	27,487	3,722

Veolia Environnement S.A.	155,623	3,566

Vinci S.A.	165,295	10,511

Vivendi S.A.	400,434	9,480

Wendel S.A.	9,838	1,152

Zodiac Aerospace	69,000	1,579
		407,645

Germany – 8.2%

adidas A.G.	72,347	5,823

Allianz S.E. (Registered)	157,975	24,760

Axel Springer S.E.	15,525	866

BASF S.E.	317,489	24,226

Bayer A.G. (Registered)	285,849	36,534

Bayerische Motoren Werke A.G.	114,465	10,128

Beiersdorf A.G.	34,825	3,081

Brenntag A.G.	53,472	2,878

Commerzbank A.G. *	367,569	3,869

Continental A.G.	38,040	8,080

Daimler A.G. (Registered)	332,847	24,128

Deutsche Bank A.G. (Registered)	476,750	12,817

Deutsche Boerse A.G.	66,693	5,741

Deutsche Lufthansa A.G. (Registered) *	82,899	1,151

Deutsche Post A.G. (Registered)	335,007	9,272

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Germany – 8.2% – continued

Deutsche Telekom A.G. (Registered)	1,097,715	$19,487

Deutsche Wohnen A.G. (Bearer)	116,297	3,108

E.ON S.E.	691,044	5,928

Evonik Industries A.G.	48,280	1,614

Fraport A.G. Frankfurt Airport Services Worldwide	14,536	896

Fresenius Medical Care A.G. & Co. KGaA	75,491	5,887

Fresenius S.E. & Co. KGaA	131,435	8,816

GEA Group A.G.	63,216	2,403

Hannover Rueck S.E.	20,881	2,135

HeidelbergCement A.G.	48,651	3,331

Henkel A.G. & Co. KGaA	35,907	3,170

HUGO BOSS A.G.	23,093	2,590

Infineon Technologies A.G.	390,331	4,387

K+S A.G. (Registered)	66,120	2,210

Kabel Deutschland Holding A.G. *	7,741	1,007

LANXESS A.G.	31,553	1,474

Linde A.G.	64,180	10,396

MAN S.E.	12,232	1,244

Merck KGaA	44,629	3,951

METRO A.G.	61,049	1,684

Muenchener Rueckversicherungs- Gesellschaft A.G. in Muenchen (Registered)	57,709	10,751

OSRAM Licht A.G.	30,678	1,585

ProSiebenSat.1 Media S.E.	75,663	3,705

RWE A.G.	169,851	1,925

SAP S.E.	339,591	21,970

Siemens A.G. (Registered)	274,046	24,484

Symrise A.G.	42,609	2,559

Telefonica Deutschland Holding A.G.	206,435	1,260

ThyssenKrupp A.G.	126,969	2,223

TUI A.G.	82,086	1,500

TUI A.G. (London Exchange)	90,333	1,669

United Internet A.G. (Registered)	42,474	2,149

Volkswagen A.G.	12,322	1,447

Vonovia S.E.	161,152	5,180
		341,479

Hong Kong – 3.0%

AIA Group Ltd.	4,163,686	21,678

ASM Pacific Technology Ltd.	86,100	569

Bank of East Asia (The) Ltd.	406,724	1,372

BOC Hong Kong Holdings Ltd.	1,277,108	3,778

Cathay Pacific Airways Ltd.	410,506	773

Cheung Kong Infrastructure Holdings Ltd.	217,353	1,950

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Hong Kong – 3.0% – continued

Cheung Kong Property Holdings Ltd.	933,638	$6,843

CK Hutchison Holdings Ltd.	933,638	12,159

CLP Holdings Ltd.	654,514	5,582

First Pacific Co. Ltd.	783,539	480

Galaxy Entertainment Group Ltd.	808,148	2,075

Hang Lung Properties Ltd.	773,501	1,741

Hang Seng Bank Ltd.	264,179	4,768

Henderson Land Development Co. Ltd.	399,506	2,391

HKT Trust & HKT Ltd.	919,220	1,095

Hong Kong & China Gas Co. Ltd.	2,395,339	4,497

Hong Kong Exchanges and Clearing Ltd.	387,132	8,908

Hysan Development Co. Ltd.	222,501	929

Kerry Properties Ltd.	220,703	607

Li & Fung Ltd.	2,027,218	1,557

Link REIT	791,771	4,364

MGM China Holdings Ltd.	337,716	393

MTR Corp. Ltd.	501,269	2,185

New World Development Co. Ltd.	1,844,082	1,794

Noble Group Ltd.	1,599,544	468

NWS Holdings Ltd.	534,429	706

PCCW Ltd.	1,409,926	726

Power Assets Holdings Ltd.	479,317	4,546

Sands China Ltd.	835,899	2,542

Shangri-La Asia Ltd.	432,574	374

Sino Land Co. Ltd.	1,046,228	1,597

SJM Holdings Ltd.	703,572	501

Sun Hung Kai Properties Ltd.	595,258	7,759

Swire Pacific Ltd., Class A	204,551	2,295

Swire Properties Ltd.	403,587	1,120

Techtronic Industries Co. Ltd.	478,833	1,783

WH Group Ltd. (2)*	2,028,500	1,011

Wharf Holdings (The) Ltd.	470,766	2,660

Wheelock & Co. Ltd.	316,021	1,375

Wynn Macau Ltd.	546,946	627

Yangzijiang Shipbuilding Holdings Ltd.	682,466	546

Yue Yuen Industrial Holdings Ltd.	259,710	966
		124,090

Ireland – 0.4%

Bank of Ireland *	9,619,983	3,745

CRH PLC	30,814	814

CRH PLC (Dublin Exchange)	256,098	6,775

Irish Bank Resolution Corp. Ltd. (1)*	99,788	–

Kerry Group PLC, Class A	55,279	4,157

Ryanair Holdings PLC	3,150	46

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Ireland – 0.4% – continued

Ryanair Holdings PLC ADR	5,870	$459
		15,996

Israel – 0.6%

Azrieli Group	12,803	512

Bank Hapoalim B.M.	367,657	1,851

Bank Leumi Le-Israel B.M. *	484,769	1,811

Bezeq The Israeli Telecommunication Corp. Ltd.	666,477	1,275

Delek Group Ltd.	1,608	352

Israel (The) Corp. Ltd.	1,048	252

Israel Chemicals Ltd.	175,922	907

Mizrahi Tefahot Bank Ltd.	47,002	556

NICE-Systems Ltd.	19,585	1,097

Teva Pharmaceutical Industries Ltd.	287,231	16,241

Teva Pharmaceutical Industries Ltd. ADR	11,256	635
		25,489

Italy – 2.4%

Assicurazioni Generali S.p.A.	403,602	7,403

Atlantia S.p.A.	142,884	4,001

Banca Monte dei Paschi di Siena S.p.A. *	874,382	1,562

Banco Popolare S.C. *	126,275	1,868

Enel Green Power S.p.A.	601,716	1,140

Enel S.p.A.	2,436,716	10,896

Eni S.p.A.	879,295	13,835

EXOR S.p.A.	33,850	1,479

Finmeccanica S.p.A. *	139,844	1,755

Intesa Sanpaolo S.p.A.	4,382,076	15,475

Intesa Sanpaolo S.p.A. (RSP)	321,890	1,037

Luxottica Group S.p.A.	58,396	4,059

Mediobanca S.p.A.	194,197	1,910

Pirelli & C. S.p.A.	91,035	1,524

Prysmian S.p.A.	67,109	1,388

Saipem S.p.A. *	91,542	735

Snam S.p.A.	727,330	3,743

Telecom Italia S.p.A. *	3,966,965	4,877

Telecom Italia S.p.A. (RSP)	2,087,993	2,143

Tenaris S.A.	163,858	1,972

Terna Rete Elettrica Nazionale S.p.A.	521,549	2,539

UniCredit S.p.A.	1,653,641	10,306

Unione di Banche Italiane S.c.p.A.	312,471	2,217

UnipolSai S.p.A.	384,614	839
		98,703

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Japan – 22.0%

ABC-Mart, Inc.	9,300	$520

Acom Co. Ltd. *	140,800	722

Aeon Co. Ltd.	226,000	3,518

AEON Financial Service Co. Ltd.	35,000	693

Aeon Mall Co. Ltd.	38,080	586

Air Water, Inc.	53,569	808

Aisin Seiki Co. Ltd.	66,200	2,227

Ajinomoto Co., Inc.	195,000	4,118

Alfresa Holdings Corp.	60,800	1,041

Alps Electric Co. Ltd.	59,100	1,677

Amada Holdings Co. Ltd.	120,200	917

ANA Holdings, Inc.	415,000	1,167

Aozora Bank Ltd.	400,000	1,391

Asahi Glass Co. Ltd.	330,000	1,937

Asahi Group Holdings Ltd.	133,700	4,351

Asahi Kasei Corp.	436,000	3,078

Asics Corp.	55,000	1,316

Astellas Pharma, Inc.	729,300	9,468

Bandai Namco Holdings, Inc.	61,100	1,423

Bank of Kyoto (The) Ltd.	118,971	1,214

Bank of Yokohama (The) Ltd.	390,000	2,376

Benesse Holdings, Inc.	23,500	630

Bridgestone Corp.	225,000	7,822

Brother Industries Ltd.	82,100	993

Calbee, Inc.	25,600	832

Canon, Inc.	369,000	10,690

Casio Computer Co. Ltd.	69,800	1,273

Central Japan Railway Co.	49,900	8,070

Chiba Bank (The) Ltd.	244,000	1,737

Chubu Electric Power Co., Inc.	222,500	3,290

Chugai Pharmaceutical Co. Ltd.	77,255	2,378

Chugoku Bank (The) Ltd.	56,400	840

Chugoku Electric Power (The) Co., Inc.	102,300	1,413

Citizen Holdings Co. Ltd.	93,700	648

COLOPL, Inc.	17,800	287

Credit Saison Co. Ltd.	52,000	946

Dai Nippon Printing Co. Ltd.	188,000	1,828

Daicel Corp.	100,000	1,230

Daihatsu Motor Co. Ltd.	66,500	772

Dai-ichi Life Insurance (The) Co. Ltd.	372,600	5,959

Daiichi Sankyo Co. Ltd.	220,400	3,849

Daikin Industries Ltd.	81,000	4,554

Daito Trust Construction Co. Ltd.	24,700	2,513

Daiwa House Industry Co. Ltd.	207,300	5,145

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Japan – 22.0% – continued

Daiwa Securities Group, Inc.	574,000	$3,720

Denso Corp.	168,200	7,131

Dentsu, Inc.	74,718	3,831

Don Quijote Holdings Co. Ltd.	40,800	1,544

East Japan Railway Co.	115,612	9,784

Eisai Co. Ltd.	87,100	5,166

Electric Power Development Co. Ltd.	50,200	1,540

FamilyMart Co. Ltd.	20,400	934

FANUC Corp.	70,400	10,854

Fast Retailing Co. Ltd.	18,300	7,431

Fuji Electric Co. Ltd.	194,000	706

Fuji Heavy Industries Ltd.	203,000	7,346

FUJIFILM Holdings Corp.	160,200	6,011

Fujitsu Ltd.	644,000	2,808

Fukuoka Financial Group, Inc.	268,000	1,279

GungHo Online Entertainment, Inc.	151,900	451

Gunma Bank (The) Ltd.	130,000	831

Hachijuni Bank (The) Ltd.	142,395	1,007

Hakuhodo DY Holdings, Inc.	82,000	782

Hamamatsu Photonics K.K.	49,670	1,124

Hankyu Hanshin Holdings, Inc.	396,000	2,420

Higo Bank (The) Ltd.	120,000	883

Hikari Tsushin, Inc.	6,400	448

Hino Motors Ltd.	89,400	913

Hirose Electric Co. Ltd.	10,360	1,131

Hiroshima Bank (The) Ltd.	175,000	1,014

Hisamitsu Pharmaceutical Co., Inc.	19,900	665

Hitachi Chemical Co. Ltd.	36,100	499

Hitachi Construction Machinery Co. Ltd.	36,900	495

Hitachi High-Technologies Corp.	23,700	515

Hitachi Ltd.	1,670,000	8,440

Hitachi Metals Ltd.	72,300	843

Hokuhoku Financial Group, Inc.	429,000	987

Hokuriku Electric Power Co.	58,700	791

Honda Motor Co. Ltd.	563,600	16,806

Hoya Corp.	147,100	4,834

Hulic Co. Ltd.	104,700	949

Ibiden Co. Ltd.	42,200	555

Idemitsu Kosan Co. Ltd.	29,900	459

IHI Corp.	480,000	1,236

Iida Group Holdings Co. Ltd.	51,664	809

Inpex Corp.	328,100	2,931

Isetan Mitsukoshi Holdings Ltd.	123,160	1,857

Isuzu Motors Ltd.	206,700	2,083

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Japan – 22.0% – continued

ITOCHU Corp.	546,200	$5,793

Itochu Techno-Solutions Corp.	16,200	346

Iyo Bank (The) Ltd.	82,500	951

J Front Retailing Co. Ltd.	82,800	1,351

Japan Airlines Co. Ltd.	42,200	1,490

Japan Airport Terminal Co. Ltd.	14,900	644

Japan Exchange Group, Inc.	189,400	2,779

Japan Prime Realty Investment Corp.	287	932

Japan Real Estate Investment Corp.	457	2,108

Japan Retail Fund Investment Corp.	831	1,610

Japan Tobacco, Inc.	380,100	11,824

JFE Holdings, Inc.	169,800	2,233

JGC Corp.	70,000	931

Joyo Bank (The) Ltd.	214,000	1,131

JSR Corp.	66,800	965

JTEKT Corp.	71,200	999

JX Holdings, Inc.	775,997	2,809

Kajima Corp.	291,000	1,549

Kakaku.com, Inc.	50,400	819

Kamigumi Co. Ltd.	82,000	673

Kaneka Corp.	94,000	695

Kansai Electric Power (The) Co., Inc. *	243,000	2,720

Kansai Paint Co. Ltd.	80,000	1,094

Kao Corp.	174,000	7,905

Kawasaki Heavy Industries Ltd.	493,000	1,707

KDDI Corp.	604,600	13,540

Keihan Electric Railway Co. Ltd.	177,000	1,184

Keikyu Corp.	162,000	1,292

Keio Corp.	198,000	1,410

Keisei Electric Railway Co. Ltd.	96,000	1,056

Keyence Corp.	15,739	7,047

Kikkoman Corp.	51,000	1,407

Kintetsu Group Holdings Co. Ltd.	627,000	2,259

Kirin Holdings Co. Ltd.	284,100	3,742

Kobe Steel Ltd.	1,070,000	1,165

Koito Manufacturing Co. Ltd.	36,014	1,181

Komatsu Ltd.	319,100	4,696

Konami Corp.	31,400	682

Konica Minolta, Inc.	157,400	1,662

Kose Corp.	10,500	962

Kubota Corp.	388,000	5,343

Kuraray Co. Ltd.	117,300	1,465

Kurita Water Industries Ltd.	37,700	802

Kyocera Corp.	111,000	5,094

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Japan – 22.0% – continued

Kyowa Hakko Kirin Co. Ltd.	80,000	$1,195

Kyushu Electric Power Co., Inc. *	148,900	1,624

Lawson, Inc.	22,800	1,686

LIXIL Group Corp.	92,000	1,871

M3, Inc.	67,000	1,337

Mabuchi Motor Co. Ltd.	17,100	747

Makita Corp.	41,100	2,192

Marubeni Corp.	571,100	2,804

Marui Group Co. Ltd.	77,300	935

Maruichi Steel Tube Ltd.	15,600	354

Mazda Motor Corp.	186,300	2,958

McDonald’s Holdings Co. Japan Ltd.	22,900	514

Medipal Holdings Corp.	47,000	749

MEIJI Holdings Co. Ltd.	42,126	3,100

Minebea Co. Ltd.	110,000	1,171

Miraca Holdings, Inc.	19,141	814

Mitsubishi Chemical Holdings Corp.	468,300	2,456

Mitsubishi Corp.	477,300	7,847

Mitsubishi Electric Corp.	668,000	6,133

Mitsubishi Estate Co. Ltd.	432,000	8,854

Mitsubishi Gas Chemical Co., Inc.	136,000	629

Mitsubishi Heavy Industries Ltd.	1,049,000	4,701

Mitsubishi Logistics Corp.	41,000	475

Mitsubishi Materials Corp.	388,000	1,184

Mitsubishi Motors Corp.	218,600	1,675

Mitsubishi Tanabe Pharma Corp.	77,500	1,364

Mitsubishi UFJ Financial Group, Inc.	4,408,295	26,643

Mitsubishi UFJ Lease & Finance Co. Ltd.	169,900	750

Mitsui & Co. Ltd.	590,300	6,648

Mitsui Chemicals, Inc.	286,000	919

Mitsui Fudosan Co. Ltd.	325,000	8,938

Mitsui OSK Lines Ltd.	399,000	959

Mixi, Inc.	15,000	516

Mizuho Financial Group, Inc.	8,087,389	15,191

MS&AD Insurance Group Holdings, Inc.	175,043	4,708

Murata Manufacturing Co. Ltd.	70,097	9,103

Nabtesco Corp.	41,899	766

Nagoya Railroad Co. Ltd.	303,000	1,193

NEC Corp.	901,000	2,777

Nexon Co. Ltd.	45,400	608

NGK Insulators Ltd.	91,000	1,747

NGK Spark Plug Co. Ltd.	61,800	1,419

NH Foods Ltd.	60,000	1,228

NHK Spring Co. Ltd.	54,500	530

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Japan – 22.0% – continued

Nidec Corp.	76,400	$5,264

Nikon Corp.	119,200	1,443

Nintendo Co. Ltd.	36,700	6,200

Nippon Building Fund, Inc.	490	2,377

Nippon Electric Glass Co. Ltd.	140,500	681

Nippon Express Co. Ltd.	287,000	1,374

Nippon Paint Holdings Co. Ltd.	50,600	886

Nippon Prologis REIT, Inc.	511	927

Nippon Steel & Sumitomo Metal Corp.	262,762	4,800

Nippon Telegraph & Telephone Corp.	259,356	9,108

Nippon Yusen K.K.	557,000	1,293

Nissan Motor Co. Ltd.	859,900	7,921

Nisshin Seifun Group, Inc.	74,505	1,085

Nissin Foods Holdings Co. Ltd.	22,600	1,042

Nitori Holdings Co. Ltd.	25,500	2,008

Nitto Denko Corp.	57,000	3,423

NOK Corp.	33,200	719

Nomura Holdings, Inc.	1,254,900	7,281

Nomura Real Estate Holdings, Inc.	43,500	877

Nomura Real Estate Master Fund, Inc.	1,222	1,562

Nomura Research Institute Ltd.	42,240	1,627

NSK Ltd.	161,500	1,568

NTT Data Corp.	43,300	2,186

NTT DOCOMO, Inc.	494,200	8,286

NTT Urban Development Corp.	40,700	376

Obayashi Corp.	225,000	1,922

Odakyu Electric Railway Co. Ltd.	217,000	1,957

Oji Holdings Corp.	277,000	1,190

Olympus Corp.	94,700	2,949

Omron Corp.	67,000	2,025

Ono Pharmaceutical Co. Ltd.	28,500	3,390

Oracle Corp. Japan	13,700	580

Oriental Land Co. Ltd.	69,100	3,881

ORIX Corp.	457,400	5,917

Osaka Gas Co. Ltd.	648,000	2,466

Otsuka Corp.	17,600	859

Otsuka Holdings Co. Ltd.	134,915	4,336

Panasonic Corp.	762,800	7,744

Park24 Co. Ltd.	33,000	621

Rakuten, Inc.	321,200	4,119

Recruit Holdings Co. Ltd.	48,300	1,453

Resona Holdings, Inc.	763,510	3,901

Ricoh Co. Ltd.	244,800	2,475

Rinnai Corp.	12,700	971

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Japan – 22.0% – continued

Rohm Co. Ltd.	33,400	$1,493

Ryohin Keikaku Co. Ltd.	8,200	1,679

Sankyo Co. Ltd.	16,800	599

Sanrio Co. Ltd.	16,597	454

Santen Pharmaceutical Co. Ltd.	129,800	1,749

SBI Holdings, Inc.	74,760	846

Secom Co. Ltd.	72,500	4,369

Sega Sammy Holdings, Inc.	62,500	612

Seibu Holdings, Inc.	41,800	849

Seiko Epson Corp.	96,700	1,369

Sekisui Chemical Co. Ltd.	143,000	1,506

Sekisui House Ltd.	208,000	3,268

Seven & i Holdings Co. Ltd.	260,400	11,931

Seven Bank Ltd.	209,200	910

Sharp Corp. *	507,000	583

Shikoku Electric Power Co., Inc.	61,500	1,006

Shimadzu Corp.	87,000	1,257

Shimamura Co. Ltd.	7,800	842

Shimano, Inc.	27,300	3,848

Shimizu Corp.	203,000	1,747

Shin-Etsu Chemical Co. Ltd.	141,900	7,294

Shinsei Bank Ltd.	617,000	1,274

Shionogi & Co. Ltd.	103,100	3,706

Shiseido Co. Ltd.	124,300	2,724

Shizuoka Bank (The) Ltd.	182,000	1,824

Showa Shell Sekiyu K.K.	62,700	497

SMC Corp.	18,600	4,085

SoftBank Group Corp.	332,000	15,275

Sompo Japan Nipponkoa Holdings, Inc.	114,745	3,346

Sony Corp.	434,600	10,627

Sony Financial Holdings, Inc.	60,500	996

Stanley Electric Co. Ltd.	49,400	990

Sumitomo Chemical Co. Ltd.	517,000	2,626

Sumitomo Corp.	389,400	3,759

Sumitomo Dainippon Pharma Co. Ltd.	53,900	540

Sumitomo Electric Industries Ltd.	260,900	3,352

Sumitomo Heavy Industries Ltd.	194,000	770

Sumitomo Metal Mining Co. Ltd.	172,000	1,959

Sumitomo Mitsui Financial Group, Inc.	439,942	16,747

Sumitomo Mitsui Trust Holdings, Inc.	1,146,190	4,228

Sumitomo Realty & Development Co. Ltd.	123,000	3,929

Sumitomo Rubber Industries Ltd.	59,600	829

Suntory Beverage & Food Ltd.	47,600	1,832

Suruga Bank Ltd.	63,200	1,178

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Japan – 22.0% – continued

Suzuken Co. Ltd.	26,836	$897

Suzuki Motor Corp.	126,000	3,893

Sysmex Corp.	50,298	2,660

T&D Holdings, Inc.	199,900	2,368

Taiheiyo Cement Corp.	406,000	1,222

Taisei Corp.	364,000	2,381

Taisho Pharmaceutical Holdings Co. Ltd.	11,000	633

Taiyo Nippon Sanso Corp.	53,200	507

Takashimaya Co. Ltd.	99,000	803

Takeda Pharmaceutical Co. Ltd.	273,000	12,033

TDK Corp.	42,500	2,417

Teijin Ltd.	328,000	999

Terumo Corp.	105,000	2,977

THK Co. Ltd.	40,700	648

Tobu Railway Co. Ltd.	354,000	1,523

Toho Co. Ltd.	39,900	913

Toho Gas Co. Ltd.	144,000	852

Tohoku Electric Power Co., Inc.	157,700	2,147

Tokio Marine Holdings, Inc.	235,600	8,817

Tokyo Electric Power Co., Inc. *	499,800	3,354

Tokyo Electron Ltd.	59,300	2,803

Tokyo Gas Co. Ltd.	803,000	3,903

Tokyo Tatemono Co. Ltd.	71,500	856

Tokyu Corp.	390,000	2,866

Tokyu Fudosan Holdings Corp.	177,900	1,188

TonenGeneral Sekiyu K.K.	98,000	952

Toppan Printing Co. Ltd.	181,000	1,461

Toray Industries, Inc.	508,000	4,403

Toshiba Corp. *	1,391,000	3,513

TOTO Ltd.	48,500	1,518

Toyo Seikan Group Holdings Ltd.	57,200	909

Toyo Suisan Kaisha Ltd.	30,300	1,150

Toyoda Gosei Co. Ltd.	22,400	442

Toyota Industries Corp.	56,400	2,688

Toyota Motor Corp.	945,400	55,603

Toyota Tsusho Corp.	73,000	1,542

Trend Micro, Inc.	36,200	1,282

Unicharm Corp.	129,600	2,300

United Urban Investment Corp.	918	1,228

USS Co. Ltd.	75,900	1,269

West Japan Railway Co.	56,900	3,562

Yahoo Japan Corp.	489,400	1,868

Yakult Honsha Co. Ltd.	30,300	1,518

Yamada Denki Co. Ltd.	236,190	954

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Japan – 22.0% – continued

Yamaguchi Financial Group, Inc.	67,000	$823

Yamaha Corp.	58,000	1,287

Yamaha Motor Co. Ltd.	90,700	1,829

Yamato Holdings Co. Ltd.	120,500	2,311

Yamazaki Baking Co. Ltd.	37,905	585

Yaskawa Electric Corp.	81,800	836

Yokogawa Electric Corp.	78,700	825

Yokohama Rubber (The) Co. Ltd.	34,600	611
		918,452

Netherlands – 2.1%

Aegon N.V.	628,081	3,617

Akzo Nobel N.V.	84,865	5,517

Altice N.V., Class A *	89,970	1,882

Altice N.V., Class B *	30,472	680

ASML Holding N.V.	119,810	10,504

Boskalis Westminster	29,688	1,300

CNH Industrial N.V.	329,621	2,152

Delta Lloyd N.V.	76,567	644

Gemalto N.V.	24,495	1,590

Gemalto N.V. (Euronext Paris)	3,407	221

Heineken Holding N.V.	34,963	2,493

Heineken N.V.	79,738	6,454

ING Groep N.V. – CVA	1,336,797	18,977

Koninklijke Ahold N.V.	309,274	6,036

Koninklijke DSM N.V.	62,625	2,892

Koninklijke KPN N.V.	1,107,492	4,151

Koninklijke Philips N.V.	323,098	7,619

Koninklijke Vopak N.V.	24,349	973

NN Group N.V.	66,645	1,912

OCI N.V.	29,133	747

QIAGEN N.V. *	76,730	1,979

Randstad Holding N.V.	44,296	2,643

TNT Express N.V.	171,311	1,305

Wolters Kluwer N.V.	104,357	3,218
		89,506

New Zealand – 0.1%

Auckland International Airport Ltd.	330,260	1,033

Contact Energy Ltd.	257,155	815

Fletcher Building Ltd.	240,630	1,049

Meridian Energy Ltd.	433,170	584

Mighty River Power Ltd.	229,382	369

Ryman Healthcare Ltd.	126,131	590

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

New Zealand – 0.1% – continued

Spark New Zealand Ltd.	637,900	$1,216
		5,656

Norway – 0.5%

DNB ASA	338,000	4,405

Gjensidige Forsikring ASA	69,174	933

Norsk Hydro ASA	463,282	1,547

Orkla ASA	279,477	2,076

Seadrill Ltd. *	130,186	761

Statoil ASA	385,636	5,625

Telenor ASA	259,807	4,860

Yara International ASA	62,080	2,481
		22,688

Portugal – 0.2%

Banco Comercial Portugues S.A., Class R *	13,295,511	647

Banco Espirito Santo S.A. (Registered) *	882,815	10

EDP – Energias de Portugal S.A.	801,176	2,937

Galp Energia SGPS S.A.	132,517	1,307

Jeronimo Martins SGPS S.A.	87,340	1,180
		6,081

Singapore – 1.2%

Ascendas Real Estate Investment Trust	711,679	1,174

CapitaLand Commercial Trust Ltd.	723,600	683

CapitaLand Ltd.	891,250	1,684

CapitaLand Mall Trust	835,800	1,116

City Developments Ltd.	142,900	774

ComfortDelGro Corp. Ltd.	742,600	1,503

DBS Group Holdings Ltd.	606,861	6,933

Genting Singapore PLC	2,083,380	1,062

Global Logistic Properties Ltd.	1,084,939	1,560

Golden Agri-Resources Ltd.	2,334,492	543

Hutchison Port Holdings Trust	1,958,000	1,079

Jardine Cycle & Carriage Ltd.	41,173	786

Keppel Corp. Ltd.	502,050	2,407

Oversea-Chinese Banking Corp. Ltd.	1,035,305	6,410

Sembcorp Industries Ltd.	342,944	835

Sembcorp Marine Ltd.	284,200	458

Singapore Airlines Ltd.	191,134	1,440

Singapore Exchange Ltd.	277,400	1,373

Singapore Press Holdings Ltd.	545,995	1,476

Singapore Technologies Engineering Ltd.	537,800	1,129

Singapore Telecommunications Ltd.	2,754,325	6,987

StarHub Ltd.	211,500	515

Suntec Real Estate Investment Trust	804,900	849

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Singapore – 1.2% – continued

United Overseas Bank Ltd.	446,335	$5,823

UOL Group Ltd.	165,197	698

Wilmar International Ltd.	665,300	1,206
		50,503

South Africa – 0.1%

Investec PLC	190,982	1,464

Mondi PLC	127,112	2,668
		4,132

Spain – 3.3%

Abertis Infraestructuras S.A.	162,932	2,578

ACS Actividades de Construccion y Servicios S.A.	67,237	1,933

Aena S.A. (2)*	23,393	2,583

Amadeus IT Holding S.A., Class A	154,743	6,617

Banco Bilbao Vizcaya Argentaria S.A.	2,178,938	18,481

Banco de Sabadell S.A.	1,705,109	3,132

Banco Popular Espanol S.A.	591,362	2,156

Banco Santander S.A.	4,947,730	26,345

Bankia S.A.	1,576,025	2,042

Bankinter S.A.	232,860	1,713

CaixaBank S.A.	915,455	3,529

Distribuidora Internacional de Alimentacion S.A. *	212,606	1,285

Enagas S.A.	73,747	2,114

Endesa S.A.	110,468	2,328

Ferrovial S.A.	153,357	3,661

Gas Natural SDG S.A.	121,037	2,360

Grifols S.A.	47,567	1,968

Iberdrola S.A.	1,867,409	12,425

Industria de Diseno Textil S.A.	377,393	12,643

Mapfre S.A.	370,893	969

Red Electrica Corp. S.A.	37,370	3,104

Repsol S.A.	365,747	4,262

Telefonica S.A.	1,535,963	18,616

Zardoya Otis S.A.	62,512	676
		137,520

Sweden – 2.9%

Alfa Laval AB	100,581	1,647

Assa Abloy AB, Class B	346,378	6,222

Atlas Copco AB, Class A	232,033	5,594

Atlas Copco AB, Class B	134,775	3,022

Boliden AB	94,460	1,479

Electrolux AB, Class B	83,070	2,350

Getinge AB, Class B	69,695	1,556

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Sweden – 2.9% – continued

Hennes & Mauritz AB, Class B	328,288	$12,003

Hexagon AB, Class B	89,223	2,731

Husqvarna AB, Class B	143,273	940

ICA Gruppen AB	27,344	925

Industrivarden AB, Class C	56,308	989

Investment AB Kinnevik, Class B	81,391	2,330

Investor AB, Class B	157,354	5,416

Lundin Petroleum AB *	75,689	976

Millicom International Cellular S.A. SDR	22,733	1,422

Nordea Bank AB	1,050,041	11,727

Sandvik AB	368,079	3,140

Securitas AB, Class B	108,118	1,322

Skandinaviska Enskilda Banken AB, Class A	524,928	5,610

Skanska AB, Class B	131,408	2,581

SKF AB, Class B	137,256	2,529

Svenska Cellulosa AB S.C.A., Class B	203,480	5,702

Svenska Handelsbanken AB, Class A	517,756	7,438

Swedbank AB, Class A	313,209	6,927

Swedish Match AB	68,161	2,063

Tele2 AB, Class B	111,121	1,084

Telefonaktiebolaget LM Ericsson, Class B	1,051,772	10,361

TeliaSonera AB	897,724	4,842

Volvo AB, Class B	531,258	5,100
		120,028

Switzerland – 9.8%

ABB Ltd. (Registered) *	759,926	13,458

Actelion Ltd. (Registered) *	35,489	4,515

Adecco S.A. (Registered) *	58,718	4,306

Aryzta A.G. *	25,477	1,081

Aryzta A.G. (Dublin Exchange) *	4,637	198

Baloise Holding A.G. (Registered)	17,406	2,000

Barry Callebaut A.G. (Registered) *	757	825

Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	337	1,979

Chocoladefabriken Lindt & Spruengli A.G. (Registered)	36	2,558

Cie Financiere Richemont S.A. (Registered)	180,460	14,059

Coca-Cola HBC A.G. – CDI *	69,292	1,469

Credit Suisse Group A.G. (Registered) *	537,961	12,942

Dufry A.G. (Registered) *	13,847	1,624

EMS-Chemie Holding A.G. (Registered)	2,824	1,164

Geberit A.G. (Registered)	13,062	3,999

Givaudan S.A. (Registered) *	3,192	5,201

Glencore PLC	4,228,263	5,892

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

Switzerland – 9.8% – continued

Julius Baer Group Ltd. *	77,258	$3,515

Kuehne + Nagel International A.G. (Registered)	18,846	2,425

LafargeHolcim Ltd. (Registered) *	91,695	4,817

LafargeHolcim Ltd. (Registered) (Euronext Paris) *	58,340	3,048

Lonza Group A.G. (Registered) *	18,365	2,415

Nestle S.A. (Registered)	1,114,818	83,953

Novartis A.G. (Registered)	786,638	72,461

Pargesa Holding S.A. (Bearer)	10,711	629

Partners Group Holding A.G.	5,601	1,903

Roche Holding A.G. (Genusschein)	242,864	64,202

Schindler Holding A.G. (Participation Certificate)	15,581	2,243

Schindler Holding A.G. (Registered)	7,127	1,047

SGS S.A. (Registered)	1,890	3,304

Sika A.G. (Bearer)	749	2,317

Sonova Holding A.G. (Registered)	18,592	2,398

STMicroelectronics N.V.	220,386	1,501

Sulzer A.G. (Registered)	8,375	821

Swatch Group (The) A.G. (Bearer)	10,655	3,957

Swatch Group (The) A.G. (Registered)	17,118	1,238

Swiss Life Holding A.G. (Registered) *	11,131	2,489

Swiss Prime Site A.G. (Registered) *	23,100	1,691

Swiss Re A.G.	121,819	10,472

Swisscom A.G. (Registered)	8,942	4,470

Syngenta A.G. (Registered)	32,129	10,319

Transocean Ltd.	124,497	1,611

UBS Group A.G. (Registered)	1,262,430	23,394

Wolseley PLC	90,156	5,274

Zurich Insurance Group A.G. *	51,950	12,781
		407,965

United Kingdom – 19.8%

3i Group PLC	336,258	2,378

Aberdeen Asset Management PLC	318,605	1,433

Admiral Group PLC	72,364	1,647

Aggreko PLC	87,152	1,257

Amec Foster Wheeler PLC	134,233	1,459

Anglo American PLC	484,556	4,054

ARM Holdings PLC	488,206	7,036

Ashtead Group PLC	174,523	2,463

Associated British Foods PLC	123,129	6,240

AstraZeneca PLC	436,904	27,727

Aviva PLC	1,398,316	9,586

Babcock International Group PLC	86,504	1,197

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

United Kingdom – 19.8% – continued

BAE Systems PLC	1,093,896	$7,427

Barclays PLC	5,792,356	21,415

Barratt Developments PLC	342,798	3,353

BG Group PLC	1,180,556	17,023

BP PLC	6,311,767	31,992

British American Tobacco PLC	644,433	35,616

British Land (The) Co. PLC	335,639	4,267

BT Group PLC	2,892,722	18,407

Bunzl PLC	116,301	3,122

Burberry Group PLC	153,640	3,189

Capita PLC	229,566	4,169

Centrica PLC	1,718,597	5,972

Cobham PLC	389,083	1,685

Compass Group PLC	573,852	9,162

Croda International PLC	47,065	1,933

Diageo PLC	869,535	23,400

Direct Line Insurance Group PLC	476,323	2,707

Dixons Carphone PLC	339,646	2,186

easyJet PLC	56,111	1,512

Experian PLC	340,755	5,469

Fiat Chrysler Automobiles N.V. *	48,471	632

Fiat Chrysler Automobiles N.V. (New York Exchange) *	262,441	3,467

Fresnillo PLC	74,277	666

G4S PLC	538,468	1,883

GKN PLC	571,394	2,324

GlaxoSmithKline PLC	1,682,344	32,250

Hammerson PLC	271,321	2,565

Hargreaves Lansdown PLC	90,718	1,661

HSBC Holdings PLC	6,747,389	51,043

ICAP PLC	191,227	1,326

IMI PLC	93,631	1,346

Imperial Tobacco Group PLC	330,963	17,130

Inmarsat PLC	155,554	2,315

InterContinental Hotels Group PLC	81,561	2,821

International Consolidated Airlines Group S.A. *	285,494	2,552

Intertek Group PLC	55,326	2,039

Intu Properties PLC	322,916	1,614

ITV PLC	1,323,563	4,938

J Sainsbury PLC	463,046	1,833

Johnson Matthey PLC	70,727	2,627

Kingfisher PLC	804,742	4,376

Land Securities Group PLC	273,586	5,223

Legal & General Group PLC	2,054,177	7,418

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

United Kingdom – 19.8% – continued

Lloyds Banking Group PLC	19,741,748	$22,505

London Stock Exchange Group PLC	108,018	3,964

Marks & Spencer Group PLC	570,060	4,332

Meggitt PLC	273,038	1,971

Melrose Industries PLC	340,264	1,363

Merlin Entertainments PLC	246,917	1,391

National Grid PLC	1,294,619	18,030

Next PLC	50,234	5,798

Old Mutual PLC	1,702,678	4,886

Pearson PLC	283,511	4,846

Persimmon PLC *	105,882	3,226

Petrofac Ltd.	89,312	1,041

Prudential PLC	888,758	18,789

Randgold Resources Ltd.	32,058	1,887

Reckitt Benckiser Group PLC	222,267	20,175

RELX N.V.	352,469	5,755

RELX PLC	214,853	3,696

RELX PLC (London Exchange)	173,486	2,977

Rexam PLC	245,135	1,943

Rio Tinto Ltd.	146,736	5,042

Rio Tinto PLC	437,383	14,674

Rolls-Royce Holdings PLC *	635,446	6,525

Royal Bank of Scotland Group PLC *	1,118,889	5,347

Royal Dutch Shell PLC, Class A	279	7

Royal Dutch Shell PLC, Class A (London Exchange)	1,345,984	31,741

Royal Dutch Shell PLC, Class B	843,535	20,008

Royal Mail PLC	277,359	1,928

RSA Insurance Group PLC	351,280	2,145

SABMiller PLC	335,371	19,004

Sage Group (The) PLC	372,531	2,819

Schroders PLC	43,304	1,843

Segro PLC	257,539	1,675

Severn Trent PLC	81,948	2,713

Shire PLC	204,588	13,964

Sky PLC	356,839	5,647

Smith & Nephew PLC	309,621	5,415

Smiths Group PLC	136,601	2,081

Sports Direct International PLC *	93,387	1,071

SSE PLC	343,278	7,785

St. James’s Place PLC	180,616	2,325

Standard Chartered PLC	879,784	8,553

Standard Life PLC	680,405	4,004

Subsea 7 S.A. *	92,298	694

Tate & Lyle PLC	161,002	1,438

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.0% – continued

United Kingdom – 19.8% – continued

Taylor Wimpey PLC	1,124,334	$3,336

Tesco PLC	2,812,407	7,815

Travis Perkins PLC	86,281	2,572

Tullow Oil PLC *	319,055	820

Unilever N.V. – CVA	563,111	22,662

Unilever PLC	443,727	18,075

United Utilities Group PLC	235,354	3,299

Vodafone Group PLC	9,166,849	28,986

Weir Group (The) PLC	73,447	1,303

Whitbread PLC	62,834	4,444

William Hill PLC	302,130	1,606

WM Morrison Supermarkets PLC	761,329	1,918

WPP PLC	450,281	9,377
		827,768

United States – 0.1%

Carnival PLC	63,767	3,291
Total Common Stocks (3)
(Cost $3,846,216)		4,047,073

PREFERRED STOCKS – 0.4%

Germany – 0.4%

Bayerische Motoren Werke A.G.	18,843	1,294

FUCHS PETROLUB S.E.	24,270	1,071

Henkel A.G. & Co. KGaA	61,577	6,327

Porsche Automobil Holding S.E.	52,905	2,252

Volkswagen A.G.	56,189	6,144
		17,088

Spain – 0.0%

Grifols S.A., Class B	4,066	126
Total Preferred Stocks (3)
(Cost $20,201)		17,214

RIGHTS – 0.0%

Austria – 0.0%

Immoeast A.G. (1)*	125,708	–
Total Rights
(Cost $–)		–

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 1.6%

iShares MSCI EAFE ETF	477,250	$27,356

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (4)	40,127,220	40,127
Total Investment Companies
(Cost $67,518)		67,483

Total Investments – 99.0%
(Cost $3,933,935)		4,131,770

Other Assets less Liabilities – 1.0%		40,507
NET ASSETS – 100.0%		$4,172,277

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2015, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Bank of Montreal	Australian Dollar	983	United States Dollar	710	12/16/15	$23
Bank of Montreal	United States Dollar	1,066	Australian Dollar	1,499	12/16/15	(18)
Bank of Montreal	United States Dollar	1,600	Euro	1,424	12/16/15	(7)
Citibank	British Pound	1,478	United States Dollar	2,280	12/16/15	45
Citibank	United States Dollar	1,420	British Pound	936	12/16/15	(4)
Citibank	United States Dollar	6,864	British Pound	4,459	12/16/15	(120)
Citibank	United States Dollar	2,820	Euro	2,516	12/16/15	(4)
Citibank	United States Dollar	10,490	Japanese Yen	1,257,089	12/16/15	5
Citibank	United States Dollar	1,240	Swiss Franc	1,205	12/16/15	– *
Goldman Sachs	United States Dollar	780	Australian Dollar	1,120	12/16/15	2
Goldman Sachs	United States Dollar	960	British Pound	634	12/16/15	(2)
JPMorgan Chase	United States Dollar	950	Japanese Yen	113,569	12/16/15	(2)
Morgan Stanley	United States Dollar	8,690	Euro	7,675	12/16/15	(102)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Morgan Stanley	United States Dollar	1,000	Hong Kong Dollar	7,750	12/16/15	$– *
Morgan Stanley	United States Dollar	1,020	Singapore Dollar	1,460	12/16/15	3
Morgan Stanley	United States Dollar	1,238	Swedish Krona	10,199	12/16/15	(18)
Societe Generale	United States Dollar	316	Danish Krone	2,082	12/16/15	(3)
BNY Mellon	United States Dollar	635	Swiss Franc	614	12/16/15	(3)
Toronto-Dominion Bank	Japanese Yen	487,431	United States Dollar	4,070	12/16/15	1
Toronto-Dominion Bank	United States Dollar	980	British Pound	646	12/16/15	(3)
Toronto-Dominion Bank	United States Dollar	770	British Pound	497	12/16/15	(18)
Toronto-Dominion Bank	United States Dollar	1,720	Euro	1,534	12/16/15	(3)

Total						$(228)

*	Amount rounds to less than one thousand.

At September 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Euro Stoxx 50 (Euro)	967	$33,399	Long	12/15	$(602)
FTSE 100 Index (British Pound)	212	19,302	Long	12/15	(168)
Hang Seng Index (Hong Kong Dollar)	13	1,744	Long	10/15	(13)
SPI 200 Index (Australian Dollar)	70	6,150	Long	12/15	(72)
Topix Index (Japanese Yen)	62	7,295	Long	12/15	(140)
Yen Denominated Nikkei 225 (Japanese Yen)	178	12,979	Long	12/15	(59)

Total					$(1,054)

At September 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.1%
Consumer Staples	11.9
Energy	4.7
Financials	25.6
Health Care	11.7
Income	0.7
Industrials	12.4
Information Technology	4.7
Materials	6.5
Telecommunication Services	4.9
Utilities	3.8

Total	100.0%

At September 30, 2015, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	30.5%
Japanese Yen	22.5
British Pound	20.0
Swiss Franc	9.5
Australian Dollar	6.4
All other currencies less than 5%	11.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings, and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2015 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for discussion of this procedure. The fair valuation of these securities resulted in their categorization as level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions including risk, market participants would use in pricing a strategy).

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Ireland	$459	$15,537	$–	$15,996
Israel	636	24,853	–	25,489
Netherlands	2,783	86,723	–	89,506
Portugal	–	6,071	10	6,081
United Kingdom	3,467	824,301	–	827,768
All Other Countries(1)	–	3,082,233	–	3,082,233
Total Common Stocks	7,345	4,039,718	10	4,047,073
Preferred Stocks(1)	–	17,214	–	17,214
Investment Companies	67,483	–	–	67,483
Total Investments	$74,828	$4,056,932	$10	$4,131,770

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$–	$79	$–	$79
Liabilities
Forward Foreign Currency Exchange Contracts	–	(307)	–	(307)
Futures Contracts	(1,054)	–	–	(1,054)
Total Other Financial Instruments	$(1,054)	$(228)	$–	$(1,282)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2
Country	Value (000s)	Reason

Common Stocks

Spain	$2,583	Valuations at official close price with foreign fair value adjustment

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/15 (000s)	REALIZED GAINS (LOSSES) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/15 (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/15 (000s)

Common Stock

Portugal	$9	$–	$1	$–	$–	$–	$–	$10	$1

The Fund valued the security included in the Balance as of 9/30/15 above using prices provided by the Asset Management PVC.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued	SEPTEMBER 30, 2015 (UNAUDITED)

	FAIR VALUE AT 9/30/15 (000s)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS

Common Stock	$10	Market Comparable Companies	Price to Earnings Multiple/Liquidity Discount

The significant unobservable inputs used in the fair value measurement are the price to earnings multiple along with liquidity discounts. Significant increases (decreases) in the price to earnings multiple in isolation would result in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discounts in isolation would result in a significantly lower (higher) fair value measurement.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND	SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0%

Aerospace & Defense – 1.7%

B/E Aerospace, Inc.	108,797	$4,776

Esterline Technologies Corp. *	31,633	2,274

Huntington Ingalls Industries, Inc.	49,075	5,258

KLX, Inc. *	53,960	1,929

Orbital ATK, Inc.	60,514	4,349

Teledyne Technologies, Inc. *	36,245	3,273

Triumph Group, Inc.	50,613	2,130

Woodward, Inc.	58,713	2,390
		26,379

Apparel & Textile Products – 1.0%

Carter’s, Inc.	53,589	4,857

Deckers Outdoor Corp. *	33,539	1,947

Kate Spade & Co. *	130,757	2,499

Skechers U.S.A., Inc., Class A *	43,786	5,871
		15,174

Asset Management – 1.3%

Eaton Vance Corp.	120,296	4,020

Federated Investors, Inc., Class B	97,823	2,827

Janus Capital Group, Inc.	151,824	2,065

SEI Investments Co.	142,946	6,894

Waddell & Reed Financial, Inc., Class A	85,601	2,977

WisdomTree Investments, Inc.	117,548	1,896
		20,679

Automotive – 0.5%

Dana Holding Corp.	164,659	2,615

Gentex Corp.	300,205	4,653
		7,268

Banking – 6.2%

Associated Banc-Corp	154,310	2,773

BancorpSouth, Inc.	89,421	2,126

Bank of Hawaii Corp.	44,468	2,823

Bank of the Ozarks, Inc.	80,138	3,507

Cathay General Bancorp	78,813	2,361

City National Corp.	49,653	4,372

Commerce Bancshares, Inc.	82,337	3,751

Cullen/Frost Bankers, Inc.	57,042	3,627

East West Bancorp, Inc.	147,516	5,668

First Horizon National Corp.	240,259	3,407

First Niagara Financial Group, Inc.	363,877	3,715

FirstMerit Corp.	169,578	2,996

Fulton Financial Corp.	179,443	2,171

Hancock Holding Co.	80,119	2,167

International Bancshares Corp.	57,384	1,436

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Banking – 6.2% – continued

New York Community Bancorp, Inc.	455,630	$8,229

PacWest Bancorp	104,689	4,482

Prosperity Bancshares, Inc.	67,554	3,318

Signature Bank *	52,246	7,187

SVB Financial Group *	52,804	6,101

Synovus Financial Corp.	135,327	4,006

TCF Financial Corp.	173,530	2,631

Trustmark Corp.	69,546	1,611

Umpqua Holdings Corp.	226,195	3,687

Valley National Bancorp	238,656	2,348

Washington Federal, Inc.	96,397	2,193

Webster Financial Corp.	94,287	3,360
		96,053

Biotechnology & Pharmaceuticals – 0.5%

Akorn, Inc. *	82,188	2,343

United Therapeutics Corp. *	46,723	6,132
		8,475

Chemicals – 2.9%

Albemarle Corp.	115,052	5,074

Ashland, Inc.	69,386	6,982

Cabot Corp.	64,612	2,039

Chemours (The) Co.	184,719	1,195

Cytec Industries, Inc.	73,442	5,424

Minerals Technologies, Inc.	35,594	1,714

NewMarket Corp.	10,707	3,822

Olin Corp.	79,270	1,333

PolyOne Corp.	90,761	2,663

RPM International, Inc.	136,843	5,732

Sensient Technologies Corp.	47,059	2,885

Valspar (The) Corp.	75,863	5,453
		44,316

Commercial Services – 1.9%

CEB, Inc.	34,293	2,344

Deluxe Corp.	51,207	2,854

FTI Consulting, Inc. *	42,764	1,775

ManpowerGroup, Inc.	78,805	6,453

R.R. Donnelley & Sons Co.	213,349	3,106

Rollins, Inc.	96,479	2,593

Sotheby’s	63,771	2,040

Towers Watson & Co., Class A	71,080	8,343
		29,508

Construction Materials – 1.0%

Carlisle Cos., Inc.	66,955	5,851

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Construction Materials – 1.0% – continued

Eagle Materials, Inc.	51,607	$3,531

Louisiana-Pacific Corp. *	146,310	2,083

MDU Resources Group, Inc.	199,477	3,431
		14,896

Consumer Products – 3.7%

Avon Products, Inc.	446,179	1,450

Boston Beer (The) Co., Inc., Class A *	9,956	2,097

Church & Dwight Co., Inc.	134,339	11,271

Dean Foods Co.	97,418	1,609

Edgewell Personal Care Co.	63,784	5,205

Energizer Holdings, Inc.	63,784	2,469

Flowers Foods, Inc.	189,267	4,683

Hain Celestial Group (The), Inc. *	105,130	5,425

Ingredion, Inc.	73,131	6,385

Lancaster Colony Corp.	19,849	1,935

Post Holdings, Inc. *	62,309	3,682

Tootsie Roll Industries, Inc.	18,389	575

TreeHouse Foods, Inc. *	44,194	3,438

WhiteWave Foods (The) Co. *	180,310	7,239
		57,463

Consumer Services – 0.9%

Aaron’s, Inc.	66,488	2,401

Apollo Education Group, Inc. *	103,432	1,144

DeVry Education Group, Inc.	58,263	1,585

Graham Holdings Co., Class B	4,603	2,656

Rent-A-Center, Inc.	54,761	1,328

Service Corp. International	205,563	5,571
		14,685

Containers & Packaging – 1.4%

AptarGroup, Inc.	64,422	4,249

Bemis Co., Inc.	100,115	3,961

Greif, Inc., Class A	26,376	842

Packaging Corp. of America	100,246	6,031

Silgan Holdings, Inc.	41,542	2,162

Sonoco Products Co.	103,392	3,902
		21,147

Design, Manufacturing & Distribution – 1.0%

Arrow Electronics, Inc. *	96,875	5,355

Avnet, Inc.	137,944	5,887

Jabil Circuit, Inc.	199,399	4,461
		15,703

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Distributors – Consumer Staples – 0.2%

United Natural Foods, Inc. *	51,324	$2,490

Distributors – Discretionary – 1.0%

Ingram Micro, Inc., Class A	159,504	4,345

LKQ Corp. *	312,882	8,873

Tech Data Corp. *	36,235	2,482
		15,700

Electrical Equipment – 2.6%

A.O. Smith Corp.	77,691	5,065

Acuity Brands, Inc.	44,684	7,846

Belden, Inc.	43,616	2,036

Cognex Corp.	89,425	3,073

Hubbell, Inc., Class B	52,050	4,422

Keysight Technologies, Inc. *	173,659	5,356

Lennox International, Inc.	41,109	4,659

National Instruments Corp.	104,716	2,910

Trimble Navigation Ltd. *	263,710	4,330
		39,697

Engineering & Construction Services – 0.5%

AECOM *	154,896	4,261

Granite Construction, Inc.	40,411	1,199

KBR, Inc.	147,690	2,461
		7,921

Forest & Paper Products – 0.1%

Domtar Corp.	64,477	2,305

Gaming, Lodging & Restaurants – 2.2%

Brinker International, Inc.	61,660	3,248

Buffalo Wild Wings, Inc. *	19,496	3,771

Cheesecake Factory (The), Inc.	46,327	2,500

Cracker Barrel Old Country Store, Inc.	24,568	3,618

Domino’s Pizza, Inc.	56,329	6,078

Dunkin’ Brands Group, Inc.	97,699	4,787

Jack in the Box, Inc.	37,527	2,891

Panera Bread Co., Class A *	25,040	4,843

Wendy’s (The) Co.	239,151	2,069
		33,805

Hardware – 2.4%

3D Systems Corp. *	109,197	1,261

ARRIS Group, Inc. *	138,368	3,593

Ciena Corp. *	129,931	2,692

Diebold, Inc.	66,545	1,981

FEI Co.	42,621	3,113

InterDigital, Inc.	36,858	1,865

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Hardware – 2.4% – continued

Knowles Corp. *	90,533	$1,668

Lexmark International, Inc., Class A	62,894	1,823

NCR Corp. *	162,023	3,686

NetScout Systems, Inc. *	103,362	3,656

Plantronics, Inc.	36,127	1,837

Polycom, Inc. *	137,087	1,437

Rovi Corp. *	89,187	936

VeriFone Systems, Inc. *	117,584	3,261

Zebra Technologies Corp., Class A *	53,419	4,089
		36,898

Health Care Facilities & Services – 3.0%

Centene Corp. *	121,978	6,615

Charles River Laboratories International, Inc. *	48,024	3,051

Community Health Systems, Inc. *	120,952	5,173

Health Net, Inc. *	79,379	4,780

LifePoint Health, Inc. *	45,654	3,237

MEDNAX, Inc. *	96,437	7,405

Molina Healthcare, Inc. *	41,984	2,891

Owens & Minor, Inc.	64,857	2,072

PAREXEL International Corp. *	56,639	3,507

VCA, Inc. *	83,270	4,384

WellCare Health Plans, Inc. *	45,129	3,889
		47,004

Home & Office Products – 2.4%

Fortune Brands Home & Security, Inc.	164,076	7,789

Herman Miller, Inc.	61,281	1,767

HNI Corp.	45,390	1,947

KB Home	94,242	1,277

MDC Holdings, Inc.	39,751	1,041

NVR, Inc. *	3,917	5,974

Scotts Miracle-Gro (The) Co., Class A	46,526	2,830

Tempur Sealy International, Inc. *	63,494	4,535

Toll Brothers, Inc. *	166,364	5,696

TRI Pointe Group, Inc. *	149,406	1,956

Tupperware Brands Corp.	51,120	2,530
		37,342

Industrial Services – 0.4%

MSC Industrial Direct Co., Inc., Class A	49,649	3,030

Watsco, Inc.	26,332	3,120
		6,150

Institutional Financial Services – 1.0%

CBOE Holdings, Inc.	84,921	5,696

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Institutional Financial Services – 1.0% – continued

Raymond James Financial, Inc.	131,525	$6,528

Stifel Financial Corp. *	71,272	3,001
		15,225

Insurance – 5.5%

Alleghany Corp. *	16,375	7,665

American Financial Group, Inc.	73,629	5,074

Arthur J Gallagher & Co.	179,016	7,390

Aspen Insurance Holdings Ltd.	62,318	2,896

Brown & Brown, Inc.	120,008	3,717

CNO Financial Group, Inc.	197,169	3,709

Endurance Specialty Holdings Ltd.	62,181	3,795

Everest Re Group Ltd.	45,307	7,853

Hanover Insurance Group (The), Inc.	45,453	3,532

HCC Insurance Holdings, Inc.	98,090	7,599

Kemper Corp.	49,979	1,768

Mercury General Corp.	37,396	1,889

Old Republic International Corp.	247,054	3,864

Primerica, Inc.	50,877	2,293

Reinsurance Group of America, Inc.	68,166	6,175

RenaissanceRe Holdings Ltd.	47,212	5,019

StanCorp Financial Group, Inc.	43,439	4,961

WR Berkley Corp.	101,223	5,503
		84,702

Iron & Steel – 1.0%

Allegheny Technologies, Inc.	112,043	1,589

Carpenter Technology Corp.	50,899	1,515

Commercial Metals Co.	117,969	1,599

Reliance Steel & Aluminum Co.	75,415	4,073

Steel Dynamics, Inc.	247,905	4,259

United States Steel Corp.	149,463	1,557

Worthington Industries, Inc.	48,382	1,281
		15,873

Leisure Products – 1.8%

Brunswick Corp.	94,323	4,517

Jarden Corp. *	203,535	9,949

Polaris Industries, Inc.	63,104	7,564

Thor Industries, Inc.	46,794	2,424

Vista Outdoor, Inc. *	64,818	2,880
		27,334

Machinery – 2.6%

AGCO Corp.	76,875	3,585

Crane Co.	50,727	2,365

Graco, Inc.	59,218	3,969

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Machinery – 2.6% – continued

IDEX Corp.	79,388	$5,660

ITT Corp.	91,741	3,067

Kennametal, Inc.	81,179	2,021

Lincoln Electric Holdings, Inc.	69,839	3,662

MSA Safety, Inc.	32,596	1,303

Nordson Corp.	58,774	3,699

Oshkosh Corp.	80,215	2,914

Regal Beloit Corp.	45,852	2,588

Terex Corp.	111,312	1,997

Toro (The) Co.	56,299	3,971
		40,801

Manufactured Goods – 0.3%

Timken (The) Co.	75,696	2,081

Valmont Industries, Inc.	23,854	2,263
		4,344

Media – 1.0%

AMC Networks, Inc., Class A *	62,458	4,570

Cable One, Inc. *	4,532	1,901

DreamWorks Animation SKG, Inc., Class A *	72,823	1,270

John Wiley & Sons, Inc., Class A	50,686	2,536

Meredith Corp.	38,636	1,645

New York Times (The) Co., Class A	130,046	1,536

Time, Inc.	112,540	2,144
		15,602

Medical Equipment & Devices – 5.1%

Align Technology, Inc. *	74,545	4,231

Bio-Rad Laboratories, Inc., Class A *	21,181	2,845

Bio-Techne Corp.	38,064	3,519

Catalent, Inc. *	100,750	2,448

Cooper (The) Cos., Inc.	49,793	7,412

Halyard Health, Inc. *	47,830	1,360

Hill-Rom Holdings, Inc.	58,032	3,017

Hologic, Inc. *	251,484	9,841

IDEXX Laboratories, Inc. *	94,377	7,007

Mettler-Toledo International, Inc. *	28,430	8,095

ResMed, Inc.	144,145	7,346

Sirona Dental Systems, Inc. *	57,314	5,350

STERIS Corp.	61,460	3,993

Teleflex, Inc.	42,747	5,310

Thoratec Corp. *	56,208	3,556

West Pharmaceutical Services, Inc.	73,884	3,999
		79,329

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Metals & Mining – 0.4%

Compass Minerals International, Inc.	34,534	$2,707

Royal Gold, Inc.	66,995	3,147
		5,854

Oil, Gas & Coal – 3.5%

Atwood Oceanics, Inc.	59,399	880

California Resources Corp.	324,072	843

Denbury Resources, Inc.	366,341	894

Dril-Quip, Inc. *	39,738	2,314

Energen Corp.	80,892	4,033

Gulfport Energy Corp. *	110,903	3,292

Helix Energy Solutions Group, Inc. *	101,761	487

HollyFrontier Corp.	193,371	9,444

Murphy USA, Inc. *	41,306	2,270

Nabors Industries Ltd.	299,021	2,826

Noble Corp. PLC	248,742	2,714

NOW, Inc. *	110,026	1,628

Oceaneering International, Inc.	100,160	3,934

Oil States International, Inc. *	52,850	1,381

Patterson-UTI Energy, Inc.	151,569	1,992

QEP Resources, Inc.	164,117	2,056

Rowan Cos. PLC, Class A	128,084	2,069

SM Energy Co.	69,796	2,236

Superior Energy Services, Inc.	154,939	1,957

Western Refining, Inc.	72,491	3,198

World Fuel Services Corp.	73,393	2,627

WPX Energy, Inc. *	240,987	1,595
		54,670

Passenger Transportation – 1.2%

Alaska Air Group, Inc.	130,623	10,378

JetBlue Airways Corp. *	322,934	8,322
		18,700

Real Estate – 0.5%

Alexander & Baldwin, Inc.	46,812	1,607

Jones Lang LaSalle, Inc.	46,145	6,634
		8,241

Real Estate Investment Trusts – 10.0%

Alexandria Real Estate Equities, Inc.	74,221	6,284

American Campus Communities, Inc.	115,057	4,170

BioMed Realty Trust, Inc.	207,369	4,143

Camden Property Trust	89,005	6,577

Care Capital Properties, Inc.	84,684	2,789

Communications Sales & Leasing, Inc.	123,810	2,216

Corporate Office Properties Trust	96,540	2,030

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Real Estate Investment Trusts – 10.0% – continued

Corrections Corp. of America	119,842	$3,540

Douglas Emmett, Inc.	142,640	4,097

Duke Realty Corp.	353,806	6,740

Equity One, Inc.	75,930	1,848

Extra Space Storage, Inc.	126,021	9,724

Federal Realty Investment Trust	70,949	9,681

Highwoods Properties, Inc.	96,261	3,730

Home Properties, Inc.	59,651	4,459

Hospitality Properties Trust	155,496	3,978

Kilroy Realty Corp.	94,645	6,167

Lamar Advertising Co., Class A	84,048	4,386

LaSalle Hotel Properties	115,864	3,289

Liberty Property Trust	153,840	4,848

Mack-Cali Realty Corp.	91,439	1,726

Mid-America Apartment Communities, Inc.	77,239	6,324

National Retail Properties, Inc.	138,148	5,011

Omega Healthcare Investors, Inc.	165,972	5,834

Potlatch Corp.	41,908	1,207

Rayonier, Inc.	128,913	2,845

Rayonier, Inc. – (Fractional Shares) (1)	50,000	–

Regency Centers Corp.	96,625	6,005

Senior Housing Properties Trust	243,701	3,948

Sovran Self Storage, Inc.	36,826	3,473

Tanger Factory Outlet Centers, Inc.	98,338	3,242

Taubman Centers, Inc.	62,451	4,314

UDR, Inc.	268,829	9,269

Urban Edge Properties	94,718	2,045

Weingarten Realty Investors	116,862	3,869

WP GLIMCHER, Inc.	189,913	2,214
		156,022

Recreational Facilities & Services – 0.5%

Cinemark Holdings, Inc.	108,252	3,517

International Speedway Corp., Class A	27,442	870

Live Nation Entertainment, Inc. *	149,617	3,597
		7,984

Renewable Energy – 0.1%

SunEdison, Inc. *	323,178	2,320

Retail – Consumer Staples – 0.7%

Big Lots, Inc.	53,220	2,550

Casey’s General Stores, Inc.	40,083	4,125

CST Brands, Inc.	77,549	2,610

SUPERVALU, Inc. *	271,799	1,952

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Retail – Consumer Staples – 0.7% – continued

TravelCenters of America LLC – (Fractional Shares) (1)*	80,000	$–
		11,237

Retail – Discretionary – 3.0%

Abercrombie & Fitch Co., Class A	71,071	1,506

American Eagle Outfitters, Inc.	184,385	2,882

Ascena Retail Group, Inc. *	175,505	2,441

Cabela’s, Inc. *	51,208	2,335

Chico’s FAS, Inc.	142,833	2,247

Copart, Inc. *	112,353	3,696

Dick’s Sporting Goods, Inc.	96,054	4,765

Foot Locker, Inc.	142,827	10,279

Guess?, Inc.	66,843	1,428

HSN, Inc.	33,066	1,893

J.C. Penney Co., Inc. *	312,911	2,907

Office Depot, Inc. *	506,979	3,255

Williams-Sonoma, Inc.	86,387	6,596
		46,230

Semiconductors – 1.9%

Advanced Micro Devices, Inc. *	649,645	1,117

Atmel Corp.	429,873	3,469

Cree, Inc. *	106,042	2,569

Cypress Semiconductor Corp. *	343,872	2,930

Fairchild Semiconductor International, Inc. *	118,339	1,662

Integrated Device Technology, Inc. *	152,215	3,090

Intersil Corp., Class A	134,570	1,575

IPG Photonics Corp. *	37,323	2,835

Silicon Laboratories, Inc. *	40,994	1,703

Synaptics, Inc. *	37,366	3,081

Teradyne, Inc.	216,250	3,895

Vishay Intertechnology, Inc.	139,810	1,355
		29,281

Software – 5.3%

ACI Worldwide, Inc. *	120,907	2,554

Acxiom Corp. *	79,937	1,580

Allscripts Healthcare Solutions, Inc. *	193,822	2,403

ANSYS, Inc. *	92,411	8,145

Cadence Design Systems, Inc. *	298,900	6,181

CDK Global, Inc.	164,192	7,845

CommVault Systems, Inc. *	43,082	1,463

Fortinet, Inc. *	149,235	6,340

Jack Henry & Associates, Inc.	83,103	5,785

Manhattan Associates, Inc. *	75,312	4,692

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Software – 5.3% – continued

Mentor Graphics Corp.	102,288	$2,519

NeuStar, Inc., Class A *	55,815	1,519

PTC, Inc. *	117,148	3,718

Rackspace Hosting, Inc. *	124,117	3,063

SolarWinds, Inc. *	68,099	2,672

Solera Holdings, Inc.	68,904	3,721

Synopsys, Inc. *	160,017	7,390

Tyler Technologies, Inc. *	34,742	5,187

Ultimate Software Group (The), Inc. *	29,330	5,250
		82,027

Specialty Finance – 1.5%

CoreLogic, Inc. *	91,391	3,403

First American Financial Corp.	111,426	4,353

GATX Corp.	44,313	1,957

Global Payments, Inc.	66,795	7,663

SLM Corp. *	437,563	3,238

WEX, Inc. *	39,547	3,434
		24,048

Technology Services – 2.8%

Broadridge Financial Solutions, Inc.	121,327	6,715

Convergys Corp.	100,640	2,326

DST Systems, Inc.	34,564	3,634

FactSet Research Systems, Inc.	42,501	6,792

Fair Isaac Corp.	31,967	2,701

Gartner, Inc. *	85,221	7,153

Leidos Holdings, Inc.	65,807	2,718

MAXIMUS, Inc.	67,639	4,029

MSCI, Inc.	101,255	6,021

Science Applications International Corp.	42,986	1,728
		43,817

Telecom – 0.2%

Telephone & Data Systems, Inc.	96,729	2,414

Transportation & Logistics – 1.1%

Con-way, Inc.	58,717	2,786

Genesee & Wyoming, Inc., Class A *	54,631	3,228

Kirby Corp. *	56,180	3,480

Landstar System, Inc.	44,715	2,838

Old Dominion Freight Line, Inc. *	71,783	4,379

Werner Enterprises, Inc.	45,469	1,141
		17,852

Transportation Equipment – 0.8%

Trinity Industries, Inc.	158,069	3,584

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.0% – continued

Transportation Equipment – 0.8% – continued

Wabtec Corp.	99,163	$8,731
		12,315

Utilities – 4.5%

Alliant Energy Corp.	116,087	6,790

Aqua America, Inc.	181,406	4,802

Atmos Energy Corp.	103,980	6,050

Black Hills Corp.	45,933	1,899

Cleco Corp.	62,094	3,306

Great Plains Energy, Inc.	158,123	4,272

Hawaiian Electric Industries, Inc.	110,466	3,169

IDACORP, Inc.	51,554	3,336

National Fuel Gas Co.	86,833	4,340

OGE Energy Corp.	204,827	5,604

ONE Gas, Inc.	53,665	2,433

PNM Resources, Inc.	81,761	2,293

Questar Corp.	180,122	3,496

Talen Energy Corp. *	65,894	666

UGI Corp.	177,345	6,175

Vectren Corp.	84,774	3,561

Westar Energy, Inc.	144,926	5,571

WGL Holdings, Inc.	51,118	2,948
		70,711

Waste & Environment Services & Equipment – 0.9%

CLARCOR, Inc.	51,512	2,456

Clean Harbors, Inc. *	54,581	2,400

Donaldson Co., Inc.	128,815	3,617

Waste Connections, Inc.	126,635	6,152
		14,625
Total Common Stocks
(Cost $1,263,366)		1,492,616

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 3.7%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (2)	57,548,627	57,549
Total Investment Companies
(Cost $57,549)		57,549

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.3%

U.S. Treasury Bill, 0.04%, 10/8/15 (3)(4)	$4,115	$4,115
Total Short-Term Investments
(Cost $4,115)		4,115

Total Investments – 100.0%
(Cost $1,325,030)		1,554,280

Other Assets less Liabilities – 0.0%		24
NET ASSETS – 100.0%		$1,554,304

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
(4)	Discount rate at the time of purchase.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-Mini S&P MidCap 400	468	$63,784	Long	12/15	$(1,957)

At September 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.8%
Consumer Staples	4.4
Energy	3.4
Financials	26.4
Health Care	9.2
Industrials	14.9
Information Technology	16.1
Materials	6.6
Telecommunication Services	0.2
Utilities	5.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks (1)	$1,492,616	$–	$–	$1,492,616
Investment Companies	57,549	–	–	57,549
Short-Term Investments	–	4,115	–	4,115
Total Investments	$1,550,165	$4,115	$–	$1,554,280

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(1,957)	$–	$–	$(1,957)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2%

Aerospace & Defense – 1.3%

AAR Corp.	19,423	$368

Aerojet Rocketdyne Holdings, Inc. *	34,261	554

Aerovironment, Inc. *	10,783	216

Astronics Corp. *	10,484	424

Ducommun, Inc. *	5,893	118

Esterline Technologies Corp. *	16,161	1,162

HEICO Corp.	10,533	515

HEICO Corp., Class A	21,847	992

KLX, Inc. *	28,862	1,032

Moog, Inc., Class A *	21,180	1,145

National Presto Industries, Inc.	2,667	225

Smith & Wesson Holding Corp. *	29,432	497

Sturm Ruger & Co., Inc.	10,231	600

TASER International, Inc. *	29,246	644

Teledyne Technologies, Inc. *	19,326	1,745

Woodward, Inc.	35,746	1,455
		11,692

Apparel & Textile Products – 1.0%

Albany International Corp., Class A	15,406	441

Cherokee, Inc. *	4,674	72

Columbia Sportswear Co.	15,699	923

Crocs, Inc. *	42,124	544

Culp, Inc.	5,623	180

Deckers Outdoor Corp. *	17,880	1,038

G-III Apparel Group Ltd. *	21,823	1,346

Iconix Brand Group, Inc. *	25,967	351

Movado Group, Inc.	8,781	227

Oxford Industries, Inc.	8,013	592

Perry Ellis International, Inc. *	6,705	147

Sequential Brands Group, Inc. *	13,805	200

Steven Madden Ltd. *	30,792	1,128

Superior Uniform Group, Inc.	4,036	72

Tumi Holdings, Inc. *	30,690	541

Unifi, Inc. *	8,046	240

Vince Holding Corp. *	8,426	29

Weyco Group, Inc.	3,584	97

Wolverine World Wide, Inc.	56,472	1,222
		9,390

Asset Management – 0.6%

6D Global Technologies, Inc. *	10,791	31

Acacia Research Corp.	28,132	255

Altisource Asset Management Corp. *	494	12

Ashford, Inc. *	557	35

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Asset Management – 0.6% – continued

Calamos Asset Management, Inc., Class A	9,919	$94

Cohen & Steers, Inc.	11,090	304

Diamond Hill Investment Group, Inc.	1,639	305

Fifth Street Asset Management, Inc.	3,402	25

Financial Engines, Inc.	28,374	836

GAMCO Investors, Inc., Class A	3,488	192

Janus Capital Group, Inc.	80,320	1,092

Ladenburg Thalmann Financial Services, Inc. *	57,686	122

Medley Management, Inc., Class A	3,439	23

OM Asset Management PLC	13,482	208

Oppenheimer Holdings, Inc., Class A	5,524	111

Pzena Investment Management, Inc., Class A	6,433	57

Real Industry, Inc. *	13,417	118

Safeguard Scientifics, Inc. *	11,387	177

Virtus Investment Partners, Inc.	3,747	377

Westwood Holdings Group, Inc.	4,205	229

WisdomTree Investments, Inc.	62,436	1,007

ZAIS Group Holdings, Inc. *	2,199	21
		5,631

Automotive – 1.2%

Actuant Corp., Class A	32,616	600

American Axle & Manufacturing Holdings, Inc. *	41,499	827

Blue Bird Corp. *	2,712	27

Cooper Tire & Rubber Co.	31,501	1,245

Cooper-Standard Holding, Inc. *	7,437	431

Dana Holding Corp.	89,279	1,418

Dorman Products, Inc. *	14,638	745

Federal-Mogul Holdings Corp. *	16,601	113

Gentherm, Inc. *	19,655	883

Horizon Global Corp. *	9,931	88

Metaldyne Performance Group, Inc.	6,418	135

Methode Electronics, Inc.	20,987	669

Miller Industries, Inc.	6,287	123

Modine Manufacturing Co. *	25,951	204

Motorcar Parts of America, Inc. *	9,825	308

Remy International, Inc.	15,653	458

Standard Motor Products, Inc.	10,838	378

Strattec Security Corp.	1,902	120

Superior Industries International, Inc.	12,889	241

Tenneco, Inc. *	33,575	1,503

Tower International, Inc. *	11,624	276

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Automotive – 1.2% – continued

TriMas Corp. *	24,717	$404
		11,196

Banking – 10.3%

1st Source Corp.	9,050	279

Access National Corp.	3,902	79

American National Bankshares, Inc.	4,755	111

Ameris Bancorp	17,552	505

Ames National Corp.	5,455	125

Anchor BanCorp Wisconsin, Inc. *	4,153	177

Arrow Financial Corp.	6,150	164

Astoria Financial Corp.	49,211	792

Banc of California, Inc.	19,752	242

BancFirst Corp.	3,952	249

Banco Latinoamericano de Comercio Exterior S.A.	16,393	379

Bancorp (The), Inc. *	18,175	138

BancorpSouth, Inc.	52,849	1,256

Bank Mutual Corp.	25,732	198

Bank of Marin Bancorp	3,248	156

Bank of the Ozarks, Inc.	42,668	1,867

BankFinancial Corp.	10,266	128

Banner Corp.	11,559	552

Bar Harbor Bankshares	3,202	102

BBCN Bancorp, Inc.	43,577	654

Bear State Financial, Inc. *	7,115	63

Beneficial Bancorp, Inc. *	45,233	600

Berkshire Hills Bancorp, Inc.	16,073	443

Blue Hills Bancorp, Inc.	15,466	214

BNC Bancorp	15,528	345

BofI Holding, Inc. *	8,396	1,082

Boston Private Financial Holdings, Inc.	45,491	532

Bridge Bancorp, Inc.	7,781	208

Brookline Bancorp, Inc.	38,204	387

Bryn Mawr Bank Corp.	9,866	307

BSB Bancorp, Inc. *	4,243	90

C1 Financial, Inc. *	2,995	57

Camden National Corp.	4,086	165

Capital Bank Financial Corp., Class A *	12,169	368

Capital City Bank Group, Inc.	5,887	88

Capitol Federal Financial, Inc.	76,840	931

Cardinal Financial Corp.	17,731	408

Cascade Bancorp *	16,716	90

Cathay General Bancorp	43,725	1,310

CenterState Banks, Inc.	25,169	370

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Banking – 10.3% – continued

Central Pacific Financial Corp.	12,605	$264

Century Bancorp, Inc., Class A	1,829	75

Charter Financial Corp.	9,198	117

Chemical Financial Corp.	18,471	598

Citizens & Northern Corp.	6,657	130

City Holding Co.	8,247	407

Clifton Bancorp, Inc.	14,590	202

CNB Financial Corp.	8,016	146

CoBiz Financial, Inc.	19,913	259

Columbia Banking System, Inc.	31,586	986

Community Bank System, Inc.	22,360	831

Community Trust Bancorp, Inc.	8,656	307

CommunityOne Bancorp *	6,396	69

ConnectOne Bancorp, Inc.	16,204	313

CU Bancorp *	9,073	204

Customers Bancorp, Inc. *	14,622	376

CVB Financial Corp.	58,189	972

Dime Community Bancshares, Inc.	17,132	289

Eagle Bancorp, Inc. *	16,373	745

Enterprise Bancorp, Inc.	4,067	85

Enterprise Financial Services Corp.	10,945	275

EverBank Financial Corp.	52,940	1,022

Farmers Capital Bank Corp. *	4,050	101

FCB Financial Holdings, Inc., Class A *	15,313	499

Fidelity Southern Corp.	9,136	193

Financial Institutions, Inc.	7,658	190

First BanCorp *	63,373	226

First Bancorp	10,883	185

First Bancorp, Inc.	5,857	112

First Busey Corp.	13,366	266

First Business Financial Services, Inc.	4,794	113

First Citizens BancShares, Inc., Class A	4,220	954

First Commonwealth Financial Corp.	49,297	448

First Community Bancshares, Inc.	9,090	163

First Connecticut Bancorp, Inc.	8,927	144

First Defiance Financial Corp.	5,073	185

First Financial Bancorp	33,792	645

First Financial Bankshares, Inc.	35,109	1,116

First Financial Corp.	6,118	198

First Interstate BancSystem, Inc., Class A	10,809	301

First Merchants Corp.	20,541	539

First Midwest Bancorp, Inc.	42,743	750

First NBC Bank Holding Co. *	8,308	291

First of Long Island (The) Corp.	6,696	181

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Banking – 10.3% – continued

FirstMerit Corp.	90,712	$1,603

Flushing Financial Corp.	16,189	324

FNB Corp.	95,618	1,238

Fox Chase Bancorp, Inc.	6,598	115

Franklin Financial Network, Inc. *	2,937	66

Fulton Financial Corp.	96,652	1,169

German American Bancorp, Inc.	7,302	214

Glacier Bancorp, Inc.	41,346	1,091

Great Southern Bancorp, Inc.	5,740	249

Great Western Bancorp, Inc.	22,612	574

Green Bancorp, Inc. *	5,494	63

Guaranty Bancorp	8,081	133

Hampton Roads Bankshares, Inc. *	18,964	36

Hancock Holding Co.	42,621	1,153

Hanmi Financial Corp.	17,391	438

Heartland Financial USA, Inc.	9,690	352

Heritage Commerce Corp.	11,521	131

Heritage Financial Corp.	16,748	315

Heritage Oaks Bancorp	12,271	98

Hilltop Holdings, Inc. *	41,684	826

Hingham Institution for Savings	707	82

Home BancShares, Inc.	31,244	1,265

HomeTrust Bancshares, Inc. *	11,195	208

Horizon Bancorp	5,991	142

IBERIABANK Corp.	20,904	1,217

Independent Bank Corp.	12,587	186

Independent Bank Corp. (NASDAQ Exchange)	14,321	660

Independent Bank Group, Inc.	5,276	203

International Bancshares Corp.	29,696	743

Investors Bancorp, Inc.	190,626	2,352

Kearny Financial Corp.	51,143	587

Lakeland Bancorp, Inc.	20,909	232

Lakeland Financial Corp.	9,177	414

LegacyTexas Financial Group, Inc.	26,057	794

Live Oak Bancshares, Inc.	2,626	52

MainSource Financial Group, Inc.	12,074	246

MB Financial, Inc.	41,126	1,342

Mercantile Bank Corp.	9,289	193

Merchants Bancshares, Inc.	2,836	83

Meridian Bancorp, Inc.	30,050	411

Metro Bancorp, Inc.	6,291	185

MidWestOne Financial Group, Inc.	4,218	123

National Bank Holdings Corp., Class A	18,984	390

National Bankshares, Inc.	3,833	119

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Banking – 10.3% – continued

National Commerce Corp. *	3,250	$78

National Penn Bancshares, Inc.	76,702	901

NBT Bancorp, Inc.	24,109	649

NewBridge Bancorp	19,623	167

Northfield Bancorp, Inc.	25,875	394

Northwest Bancshares, Inc.	55,541	722

OceanFirst Financial Corp.	7,389	127

OFG Bancorp	24,138	211

Old National Bancorp	64,076	893

Old Second Bancorp, Inc. *	15,639	97

Opus Bank	5,663	217

Oritani Financial Corp.	23,942	374

Pacific Continental Corp.	11,080	147

Pacific Premier Bancorp, Inc. *	11,629	236

Park National Corp.	7,147	645

Park Sterling Corp.	24,763	168

Peapack Gladstone Financial Corp.	8,498	180

Penns Woods Bancorp, Inc.	2,657	109

Peoples Bancorp, Inc.	9,900	206

Peoples Financial Services Corp.	4,373	153

Pinnacle Financial Partners, Inc.	19,638	970

Preferred Bank	6,407	202

PrivateBancorp, Inc.	43,016	1,649

Prosperity Bancshares, Inc.	38,313	1,882

Provident Financial Services, Inc.	35,907	700

QCR Holdings, Inc.	6,281	137

Renasant Corp.	22,002	723

Republic Bancorp, Inc., Class A	5,458	134

S&T Bancorp, Inc.	19,047	621

Sandy Spring Bancorp, Inc.	13,658	358

Seacoast Banking Corp. of Florida *	12,881	189

ServisFirst Bancshares, Inc.	12,197	507

Sierra Bancorp	6,709	107

Simmons First National Corp., Class A	16,345	783

South State Corp.	13,235	1,017

Southside Bancshares, Inc.	13,856	382

Southwest Bancorp, Inc.	10,123	166

Square 1 Financial, Inc., Class A *	9,239	237

State Bank Financial Corp.	19,477	403

Sterling Bancorp	65,651	976

Stock Yards Bancorp, Inc.	8,134	296

Stonegate Bank	5,972	190

Suffolk Bancorp	6,432	176

Sun Bancorp, Inc. *	5,262	101

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Banking – 10.3% – continued

Talmer Bancorp, Inc., Class A	27,833	$463

Territorial Bancorp, Inc.	4,805	125

Texas Capital Bancshares, Inc. *	25,043	1,313

Tompkins Financial Corp.	8,236	439

Towne Bank	24,793	467

TriCo Bancshares	12,451	306

TriState Capital Holdings, Inc. *	11,446	143

Triumph Bancorp, Inc. *	7,993	134

TrustCo Bank Corp. NY	51,364	300

Trustmark Corp.	37,017	858

UMB Financial Corp.	21,552	1,095

Umpqua Holdings Corp.	120,647	1,967

Union Bankshares Corp.	24,700	593

United Bankshares, Inc.	38,005	1,444

United Community Banks, Inc.	29,329	599

United Community Financial Corp.	27,055	135

United Financial Bancorp, Inc.	26,894	351

Univest Corp. of Pennsylvania	10,592	204

Valley National Bancorp	127,167	1,251

Washington Federal, Inc.	51,855	1,180

Washington Trust Bancorp, Inc.	8,136	313

Waterstone Financial, Inc.	16,260	219

Webster Financial Corp.	49,681	1,770

WesBanco, Inc.	21,071	663

West Bancorporation, Inc.	8,883	167

Westamerica Bancorporation	13,979	621

Western Alliance Bancorp *	47,055	1,445

Wilshire Bancorp, Inc.	38,528	405

Wintrust Financial Corp.	25,950	1,386

WSFS Financial Corp.	15,338	442

Yadkin Financial Corp.	13,950	300
		95,778

Biotechnology & Pharmaceuticals – 7.3%

Abeona Therapeutics, Inc. *	5,625	23

ACADIA Pharmaceuticals, Inc. *	43,598	1,442

Acceleron Pharma, Inc. *	11,858	295

Aceto Corp.	15,934	437

Achillion Pharmaceuticals, Inc. *	64,255	444

Acorda Therapeutics, Inc. *	23,369	620

Adamas Pharmaceuticals, Inc. *	5,685	95

Aduro Biotech, Inc. *	4,568	89

Advaxis, Inc. *	16,634	170

Aegerion Pharmaceuticals, Inc. *	13,714	187

Aerie Pharmaceuticals, Inc. *	11,239	199

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Biotechnology & Pharmaceuticals – 7.3% – continued

Affimed N.V. *	8,364	$52

Agenus, Inc. *	41,775	192

Agile Therapeutics, Inc. *	5,635	38

Aimmune Therapeutics, Inc. *	6,086	154

Akebia Therapeutics, Inc. *	13,317	129

Albany Molecular Research, Inc. *	13,498	235

Alder Biopharmaceuticals, Inc. *	12,783	419

Alimera Sciences, Inc. *	16,877	37

AMAG Pharmaceuticals, Inc. *	18,871	750

Amicus Therapeutics, Inc. *	63,390	887

Amphastar Pharmaceuticals, Inc. *	17,368	203

Anacor Pharmaceuticals, Inc. *	22,418	2,639

ANI Pharmaceuticals, Inc. *	4,286	169

Anika Therapeutics, Inc. *	7,960	253

Antares Pharma, Inc. *	84,148	143

Anthera Pharmaceuticals, Inc. *	22,078	134

Applied Genetic Technologies Corp. *	4,765	63

Aratana Therapeutics, Inc. *	16,234	137

Ardelyx, Inc. *	9,250	160

Arena Pharmaceuticals, Inc. *	132,157	252

ARIAD Pharmaceuticals, Inc. *	91,449	534

Array BioPharma, Inc. *	76,983	351

Arrowhead Research Corp. *	32,390	187

Assembly Biosciences, Inc. *	7,839	75

Asterias Biotherapeutics, Inc. *	5,682	22

Atara Biotherapeutics, Inc. *	9,209	290

aTyr Pharma, Inc. *	3,297	34

Avalanche Biotechnologies, Inc. *	10,715	88

Axovant Sciences Ltd. *	7,739	100

Bellicum Pharmaceuticals, Inc. *	4,739	69

BioCryst Pharmaceuticals, Inc. *	39,453	450

BioDelivery Sciences International, Inc. *	25,006	139

BioSpecifics Technologies Corp. *	2,687	117

BioTime, Inc. *	27,098	81

Blueprint Medicines Corp. *	5,129	109

Calithera Biosciences, Inc. *	5,758	31

Cambrex Corp. *	17,133	680

Cara Therapeutics, Inc. *	10,871	155

Carbylan Therapeutics, Inc. *	6,495	23

Catalyst Pharmaceuticals, Inc. *	41,210	124

Celldex Therapeutics, Inc. *	53,866	568

Cellular Biomedicine Group, Inc. *	5,395	91

Cempra, Inc. *	17,409	485

ChemoCentryx, Inc. *	15,056	91

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Biotechnology & Pharmaceuticals – 7.3% – continued

Chiasma, Inc. *	4,004	$80

Chimerix, Inc. *	24,963	954

Cidara Therapeutics, Inc. *	2,544	32

Clovis Oncology, Inc. *	15,222	1,400

Coherus Biosciences, Inc. *	12,895	258

Collegium Pharmaceutical, Inc. *	3,607	80

Concert Pharmaceuticals, Inc. *	8,400	158

Corcept Therapeutics, Inc. *	33,548	126

Corium International, Inc. *	4,727	44

CorMedix, Inc. *	17,004	34

CTI BioPharma Corp. *	89,429	131

Curis, Inc. *	60,935	123

Cytokinetics, Inc. *	19,448	130

CytRx Corp. *	36,793	87

Depomed, Inc. *	32,806	618

Dermira, Inc. *	8,503	198

Dicerna Pharmaceuticals, Inc. *	8,257	68

Durect Corp. *	61,579	120

Dyax Corp. *	79,681	1,521

Dynavax Technologies Corp. *	20,058	492

Eagle Pharmaceuticals, Inc. *	4,693	347

Emergent BioSolutions, Inc. *	16,572	472

Enanta Pharmaceuticals, Inc. *	8,736	316

Endocyte, Inc. *	20,192	93

Epizyme, Inc. *	15,850	204

Esperion Therapeutics, Inc. *	7,177	169

Exelixis, Inc. *	123,340	692

Fibrocell Science, Inc. *	14,870	57

FibroGen, Inc. *	26,167	574

Five Prime Therapeutics, Inc. *	11,976	184

Flexion Therapeutics, Inc. *	7,606	113

Foamix Pharmaceuticals Ltd. *	12,366	91

Furiex Pharmaceuticals, Inc.(1) *	3,926	–

Galena Biopharma, Inc. *	89,960	142

Genocea Biosciences, Inc. *	10,152	70

Geron Corp. *	85,396	236

Global Blood Therapeutics, Inc. *	3,774	159

Halozyme Therapeutics, Inc. *	58,001	779

Heron Therapeutics, Inc. *	15,981	390

Heska Corp. *	3,097	94

Idera Pharmaceuticals, Inc. *	48,170	161

IGI Laboratories, Inc. *	22,598	148

Ignyta, Inc. *	11,950	105

Immune Design Corp. *	6,191	76

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2%– continued

Biotechnology & Pharmaceuticals – 7.3% – continued

ImmunoGen, Inc. *	47,137	$453

Immunomedics, Inc. *	52,804	91

Impax Laboratories, Inc. *	39,230	1,381

Infinity Pharmaceuticals, Inc. *	26,797	226

Inovio Pharmaceuticals, Inc. *	38,830	224

Insmed, Inc. *	33,603	624

Insys Therapeutics, Inc. *	12,861	366

Intersect ENT, Inc. *	9,165	214

Intra-Cellular Therapies, Inc. *	11,873	475

Ironwood Pharmaceuticals, Inc. *	68,821	717

Karyopharm Therapeutics, Inc. *	12,655	133

Keryx Biopharmaceuticals, Inc. *	56,196	198

Kite Pharma, Inc. *	15,774	878

KYTHERA Biopharmaceuticals, Inc. *	14,115	1,058

La Jolla Pharmaceutical Co. *	7,535	209

Lannett Co., Inc. *	14,512	603

Lexicon Pharmaceuticals, Inc. *	22,677	244

Ligand Pharmaceuticals, Inc. *	9,591	822

Lion Biotechnologies, Inc. *	24,680	142

Loxo Oncology, Inc. *	4,247	74

MacroGenics, Inc. *	17,220	369

MannKind Corp. *	134,966	433

Medicines (The) Co. *	36,236	1,376

Merrimack Pharmaceuticals, Inc. *	60,159	512

Mirati Therapeutics, Inc. *	6,284	216

Momenta Pharmaceuticals, Inc. *	33,396	548

NantKwest, Inc. *	3,638	42

Natural Health Trends Corp.	4,315	141

Nature’s Sunshine Products, Inc.	5,978	72

Nektar Therapeutics *	71,966	789

Neos Therapeutics, Inc. *	3,019	63

Neurocrine Biosciences, Inc. *	46,720	1,859

Nevro Corp. *	9,108	423

NewLink Genetics Corp. *	11,369	407

Nivalis Therapeutics, Inc. *	2,749	36

Northwest Biotherapeutics, Inc. *	25,566	160

Novavax, Inc. *	146,624	1,037

Nutraceutical International Corp. *	4,729	112

Ocata Therapeutics, Inc. *	23,318	97

Omega Protein Corp. *	11,653	198

Omeros Corp. *	20,454	224

OncoMed Pharmaceuticals, Inc. *	9,234	153

Oncothyreon, Inc. *	56,954	156

Ophthotech Corp. *	12,956	525

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Biotechnology & Pharmaceuticals – 7.3% – continued

Orexigen Therapeutics, Inc. *	56,096	$118

Organovo Holdings, Inc. *	50,616	136

Osiris Therapeutics, Inc. *	10,408	192

Otonomy, Inc. *	8,089	144

Pacira Pharmaceuticals, Inc. *	19,937	819

Paratek Pharmaceuticals, Inc.	6,664	127

PDL BioPharma, Inc.	89,493	450

Peregrine Pharmaceuticals, Inc. *	110,934	113

Pernix Therapeutics Holdings, Inc. *	23,759	75

Pfenex, Inc. *	8,938	134

Phibro Animal Health Corp., Class A	9,554	302

Portola Pharmaceuticals, Inc. *	25,266	1,077

POZEN, Inc. *	16,063	94

Prestige Brands Holdings, Inc. *	28,604	1,292

Progenics Pharmaceuticals, Inc. *	37,700	216

Proteon Therapeutics, Inc. *	4,197	58

Prothena Corp. PLC *	17,114	776

PTC Therapeutics, Inc. *	18,514	494

Radius Health, Inc. *	18,076	1,253

Raptor Pharmaceutical Corp. *	44,008	266

Regulus Therapeutics, Inc. *	15,488	101

Relypsa, Inc. *	17,815	330

Repligen Corp. *	17,961	500

Retrophin, Inc. *	19,122	387

Revance Therapeutics, Inc. *	8,576	255

Rigel Pharmaceuticals, Inc. *	47,109	116

Sage Therapeutics, Inc. *	7,540	319

Sagent Pharmaceuticals, Inc. *	12,309	189

Sangamo BioSciences, Inc. *	37,666	212

Sarepta Therapeutics, Inc. *	22,678	728

SciClone Pharmaceuticals, Inc. *	27,001	187

Seres Therapeutics, Inc. *	4,691	139

Sorrento Therapeutics, Inc. *	15,499	130

Spark Therapeutics, Inc. *	4,351	182

Spectrum Pharmaceuticals, Inc. *	36,313	217

Stemline Therapeutics, Inc. *	8,540	75

Sucampo Pharmaceuticals, Inc., Class A *	13,628	271

Supernus Pharmaceuticals, Inc. *	18,779	263

Synergy Pharmaceuticals, Inc. *	54,579	289

Synta Pharmaceuticals Corp. *	49,501	86

Synutra International, Inc. *	11,399	54

TESARO, Inc. *	12,724	510

Tetraphase Pharmaceuticals, Inc. *	19,772	148

TG Therapeutics, Inc. *	19,315	195

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Biotechnology & Pharmaceuticals – 7.3% – continued

TherapeuticsMD, Inc. *	69,198	$406

Theravance Biopharma, Inc. *	14,256	157

Theravance, Inc.	46,590	335

Threshold Pharmaceuticals, Inc. *	35,878	146

Tobira Therapeutics, Inc. *	1,631	16

Tokai Pharmaceuticals, Inc. *	5,289	55

Trevena, Inc. *	17,394	180

Ultragenyx Pharmaceutical, Inc. *	21,025	2,025

USANA Health Sciences, Inc. *	3,088	414

Vanda Pharmaceuticals, Inc. *	22,918	259

Verastem, Inc. *	17,589	32

Versartis, Inc. *	12,285	142

Vitae Pharmaceuticals, Inc. *	7,255	80

Vital Therapies, Inc. *	9,167	37

VIVUS, Inc. *	58,716	96

XBiotech, Inc. *	2,194	33

Xencor, Inc. *	15,536	190

XenoPort, Inc. *	31,726	110

XOMA Corp. *	51,005	38

Zafgen, Inc. *	9,013	288

ZIOPHARM Oncology, Inc. *	62,737	565

Zogenix, Inc. *	13,497	182

ZS Pharma, Inc. *	9,941	653

Zynerba Pharmaceuticals, Inc. *	1,887	27
		67,832

Chemicals – 1.8%

A. Schulman, Inc.	16,035	521

American Vanguard Corp.	15,884	184

Arcadia Biosciences, Inc. *	4,302	13

Axiall Corp.	38,440	603

Balchem Corp.	17,009	1,034

Calgon Carbon Corp.	28,853	449

Chemtura Corp. *	36,751	1,052

Ferro Corp. *	39,937	437

FutureFuel Corp.	13,675	135

Globe Specialty Metals, Inc.	35,551	431

H.B. Fuller Co.	27,577	936

Hawkins, Inc.	5,823	224

Innophos Holdings, Inc.	10,753	426

Innospec, Inc.	13,256	617

Intrepid Potash, Inc. *	30,245	168

KMG Chemicals, Inc.	5,304	102

Koppers Holdings, Inc.	11,203	226

Kraton Performance Polymers, Inc. *	17,145	307

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Chemicals – 1.8% – continued

Kronos Worldwide, Inc.	11,100	$69

Landec Corp. *	14,719	172

LSB Industries, Inc. *	10,881	167

Lydall, Inc. *	9,437	269

Materion Corp.	11,090	333

Minerals Technologies, Inc.	19,003	915

Oil-Dri Corp. of America	2,638	60

Olin Corp.	42,412	713

OM Group, Inc.	16,592	546

OMNOVA Solutions, Inc. *	25,817	143

PolyOne Corp.	48,798	1,432

Quaker Chemical Corp.	7,294	562

Rayonier Advanced Materials, Inc.	22,280	136

Rentech, Inc. *	12,547	70

Sensient Technologies Corp.	25,567	1,567

Stepan Co.	10,544	439

Trecora Resources *	10,807	134

Trinseo S.A. *	6,364	161

Tronox Ltd., Class A	34,960	153

Univar, Inc. *	22,016	400

Valhi, Inc.	10,334	19

WD-40 Co.	7,962	709
		17,034

Commercial Services – 2.6%

ABM Industries, Inc.	30,629	837

Advisory Board (The) Co. *	23,216	1,057

Alarm.com Holdings, Inc. *	4,403	51

AMN Healthcare Services, Inc. *	26,019	781

ARC Document Solutions, Inc. *	22,395	133

Ascent Capital Group, Inc., Class A *	7,218	198

Barrett Business Services, Inc.	3,894	167

Brady Corp., Class A	26,157	514

Brink’s (The) Co.	26,602	719

Care.com, Inc. *	10,374	53

CBIZ, Inc. *	27,558	271

CDI Corp.	7,767	66

CEB, Inc.	18,307	1,251

Cimpress N.V. *	17,948	1,366

Collectors Universe, Inc.	3,800	57

CorVel Corp. *	4,652	150

CRA International, Inc. *	5,032	109

Cross Country Healthcare, Inc. *	17,330	236

Deluxe Corp.	27,312	1,522

Ennis, Inc.	14,381	250

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Commercial Services – 2.6% – continued

Franklin Covey Co. *	6,659	$107

FTI Consulting, Inc. *	22,776	945

G&K Services, Inc., Class A	10,945	729

GP Strategies Corp. *	7,097	162

Hackett Group (The), Inc.	13,120	180

Healthcare Services Group, Inc.	39,097	1,318

Heidrick & Struggles International, Inc.	9,979	194

Hill International, Inc. *	20,578	68

HMS Holdings Corp. *	48,351	424

Huron Consulting Group, Inc. *	12,673	792

Insperity, Inc.	10,610	466

Kelly Services, Inc., Class A	16,405	232

Kforce, Inc.	13,498	355

Korn/Ferry International	27,592	912

LifeLock, Inc. *	51,639	452

Multi-Color Corp.	6,893	527

National Research Corp., Class A	5,519	66

Navigant Consulting, Inc. *	26,254	418

NV5 Holdings, Inc. *	2,787	52

On Assignment, Inc. *	28,302	1,044

Park-Ohio Holdings Corp.	4,874	141

Patriot National, Inc. *	4,551	72

Quad/Graphics, Inc.	15,576	188

Resources Connection, Inc.	20,459	308

RPX Corp. *	29,915	410

Sotheby’s	34,037	1,089

SP Plus Corp. *	9,292	215

TriNet Group, Inc. *	22,480	378

TrueBlue, Inc. *	22,957	516

UniFirst Corp.	8,131	869

Vectrus, Inc. *	5,747	127

Viad Corp.	10,851	315

Volt Information Sciences, Inc. *	5,135	47
		23,906

Construction Materials – 0.7%

Advanced Drainage Systems, Inc.	18,426	533

Apogee Enterprises, Inc.	15,979	714

Continental Building Products, Inc. *	17,247	354

Deltic Timber Corp.	6,021	360

Headwaters, Inc. *	40,384	759

Louisiana-Pacific Corp. *	77,941	1,110

Patrick Industries, Inc. *	6,966	275

Ply Gem Holdings, Inc. *	11,801	138

Summit Materials, Inc., Class A *	14,005	263

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Construction Materials – 0.7% – continued

Trex Co., Inc. *	17,557	$585

United States Lime & Minerals, Inc.	1,056	48

Universal Forest Products, Inc.	11,012	635

US Concrete, Inc. *	7,915	379
		6,153

Consumer Products – 2.4%

Alico, Inc.	2,118	86

Amplify Snack Brands, Inc. *	8,205	88

B&G Foods, Inc.	31,703	1,156

Boston Beer (The) Co., Inc., Class A *	4,973	1,047

Boulder Brands, Inc. *	29,880	245

Cal-Maine Foods, Inc.	17,133	936

Central Garden & Pet Co., Class A *	23,520	379

Clearwater Paper Corp. *	10,427	492

Coca-Cola Bottling Co. Consolidated	2,537	491

Craft Brew Alliance, Inc. *	6,100	49

Darling Ingredients, Inc. *	90,384	1,016

Dean Foods Co.	51,630	853

Diamond Foods, Inc. *	14,426	445

Elizabeth Arden, Inc. *	13,917	163

Farmer Bros. Co. *	4,120	112

Fresh Del Monte Produce, Inc.	18,243	721

Helen of Troy Ltd. *	15,589	1,392

HRG Group, Inc. *	43,031	505

Inter Parfums, Inc.	9,409	233

Inventure Foods, Inc. *	10,611	94

J&J Snack Foods Corp.	8,148	926

John B. Sanfilippo & Son, Inc.	4,556	233

Lancaster Colony Corp.	10,124	987

Lifeway Foods, Inc. *	2,538	27

Limoneira Co.	6,114	102

National Beverage Corp. *	6,267	193

Orchids Paper Products Co.	5,027	131

PICO Holdings, Inc. *	12,277	119

Post Holdings, Inc. *	33,692	1,991

Revlon, Inc., Class A *	6,263	184

Sanderson Farms, Inc.	12,263	841

Seaboard Corp. *	143	440

Seneca Foods Corp., Class A *	4,114	108

Senomyx, Inc. *	23,438	104

Snyder’s-Lance, Inc.	26,736	902

Tejon Ranch Co. *	7,458	163

Tootsie Roll Industries, Inc.	10,169	318

TreeHouse Foods, Inc. *	23,457	1,825

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Consumer Products – 2.4% – continued

Universal Corp.	12,362	$613

Vector Group Ltd.	46,856	1,059

Wausau Paper Corp.	22,796	146
		21,915

Consumer Services – 0.9%

American Public Education, Inc. *	9,520	223

Apollo Education Group, Inc. *	51,624	571

Bridgepoint Education, Inc. *	9,106	69

Bright Horizons Family Solutions, Inc. *	20,452	1,314

Cambium Learning Group, Inc. *	6,958	33

Capella Education Co.	6,686	331

Career Education Corp. *	36,797	138

Carriage Services, Inc.	8,744	189

DeVry Education Group, Inc.	34,873	949

Grand Canyon Education, Inc. *	25,762	979

K12, Inc. *	18,771	233

Matthews International Corp., Class A	18,044	884

Medifast, Inc. *	5,838	157

Nutrisystem, Inc.	15,823	420

Regis Corp. *	22,389	293

Rent-A-Center, Inc.	29,021	704

Strayer Education, Inc. *	5,930	326

Universal Technical Institute, Inc.	10,896	38

Weight Watchers International, Inc. *	15,631	100
		7,951

Containers & Packaging – 0.4%

AEP Industries, Inc. *	2,173	125

Berry Plastics Group, Inc. *	65,340	1,965

Greif, Inc., Class A	16,867	538

KapStone Paper and Packaging Corp.	46,603	769

Myers Industries, Inc.	13,356	179

Tredegar Corp.	13,626	178

ZAGG, Inc. *	16,169	110
		3,864

Design, Manufacturing & Distribution – 0.4%

Anixter International, Inc. *	15,613	902

Benchmark Electronics, Inc. *	28,672	624

CTS Corp.	17,994	333

Fabrinet *	19,193	352

Plexus Corp. *	18,391	709

Sanmina Corp. *	45,208	966
		3,886

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Distributors – Consumer Staples – 0.3%

Andersons (The), Inc.	15,539	$529

Calavo Growers, Inc.	8,061	360

Castle Brands, Inc. *	36,020	48

Core-Mark Holding Co., Inc.	12,635	827

United Natural Foods, Inc. *	27,397	1,329
		3,093

Distributors – Discretionary – 0.8%

Bassett Furniture Industries, Inc.	5,883	164

ePlus, Inc. *	3,124	247

Essendant, Inc.	20,972	680

FTD Cos., Inc. *	9,909	295

Insight Enterprises, Inc. *	21,218	548

PC Connection, Inc.	5,670	118

Pool Corp.	23,813	1,722

ScanSource, Inc. *	15,680	556

SYNNEX Corp.	15,731	1,338

Tech Data Corp. *	20,053	1,374

Veritiv Corp. *	4,439	165
		7,207

Electrical Equipment – 1.1%

AAON, Inc.	22,425	435

Allied Motion Technologies, Inc.	3,405	61

American Science & Engineering, Inc.	4,105	146

Argan, Inc.	7,182	249

Badger Meter, Inc.	7,919	460

Bel Fuse, Inc., Class B	5,515	107

Belden, Inc.	23,339	1,090

Chase Corp.	3,883	153

Checkpoint Systems, Inc.	23,569	171

ESCO Technologies, Inc.	14,230	511

FARO Technologies, Inc. *	9,464	331

Generac Holdings, Inc. *	37,837	1,139

General Cable Corp.	26,659	317

GSI Group, Inc. *	19,003	242

Itron, Inc. *	21,037	671

Kimball Electronics, Inc. *	15,611	186

Landauer, Inc.	5,242	194

Littelfuse, Inc.	12,349	1,126

LSI Industries, Inc.	12,345	104

Mesa Laboratories, Inc.	1,556	173

NL Industries, Inc. *	3,800	11

Nortek, Inc. *	5,248	332

OSI Systems, Inc. *	10,841	834

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Electrical Equipment – 1.1% – continued

Powell Industries, Inc.	5,081	$153

Preformed Line Products Co.	1,449	54

Stoneridge, Inc. *	15,532	192

Watts Water Technologies, Inc., Class A	15,419	814
		10,256

Engineering & Construction Services – 0.8%

Comfort Systems USA, Inc.	20,425	557

Dycom Industries, Inc. *	18,655	1,350

EMCOR Group, Inc.	34,389	1,522

EnerNOC, Inc. *	15,266	121

Exponent, Inc.	14,221	634

Granite Construction, Inc.	21,573	640

Great Lakes Dredge & Dock Corp. *	32,707	165

Installed Building Products, Inc. *	10,891	275

Kratos Defense & Security Solutions, Inc. *	24,283	102

MasTec, Inc. *	36,550	579

Mistras Group, Inc. *	8,957	115

MYR Group, Inc. *	11,350	297

Orion Marine Group, Inc. *	15,120	90

PowerSecure International, Inc. *	12,297	142

Primoris Services Corp.	21,079	378

Team, Inc. *	11,379	365

TRC Cos., Inc. *	9,297	110

Tutor Perini Corp. *	20,340	335

VSE Corp.	2,208	88
		7,865

Forest & Paper Products – 0.2%

Neenah Paper, Inc.	9,131	532

PH Glatfelter Co.	23,494	405

Schweitzer-Mauduit International, Inc.	16,674	573
		1,510

Gaming, Lodging & Restaurants – 3.0%

Belmond Ltd., Class A *	53,050	536

Biglari Holdings, Inc. *	908	332

BJ’s Restaurants, Inc. *	11,756	506

Bloomin’ Brands, Inc.	67,835	1,233

Bob Evans Farms, Inc.	12,127	526

Bojangles’, Inc. *	4,524	76

Boyd Gaming Corp. *	43,658	712

Bravo Brio Restaurant Group, Inc. *	8,501	96

Buffalo Wild Wings, Inc. *	10,392	2,010

Caesars Acquisition Co., Class A *	25,218	179

Caesars Entertainment Corp. *	30,781	181

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Gaming, Lodging & Restaurants – 3.0% – continued

Carrols Restaurant Group, Inc. *	19,438	$231

Cheesecake Factory (The), Inc.	26,674	1,439

Churchill Downs, Inc.	7,364	985

Chuy’s Holdings, Inc. *	9,011	256

Cracker Barrel Old Country Store, Inc.	10,494	1,546

Dave & Buster’s Entertainment, Inc. *	12,479	472

Del Frisco’s Restaurant Group, Inc. *	12,918	179

Denny’s Corp. *	46,204	510

Diamond Resorts International, Inc. *	22,805	533

DineEquity, Inc.	9,278	850

El Pollo Loco Holdings, Inc. *	7,363	79

Eldorado Resorts, Inc. *	15,352	139

Empire Resorts, Inc. *	8,322	35

Fiesta Restaurant Group, Inc. *	14,677	666

Fogo De Chao, Inc. *	2,760	43

Habit Restaurants (The), Inc., Class A *	6,296	135

Interval Leisure Group, Inc.	21,438	394

Isle of Capri Casinos, Inc. *	12,088	211

J Alexander’s Holdings, Inc. *	7,567	75

Jack in the Box, Inc.	20,452	1,576

Jamba, Inc. *	7,497	107

Kona Grill, Inc. *	4,586	72

Krispy Kreme Doughnuts, Inc. *	35,495	519

La Quinta Holdings, Inc. *	51,247	809

Marriott Vacations Worldwide Corp.	14,147	964

Monarch Casino & Resort, Inc. *	5,753	103

Morgans Hotel Group Co. *	14,269	47

Noodles & Co. *	6,779	96

Papa John’s International, Inc.	15,839	1,085

Papa Murphy’s Holdings, Inc. *	4,967	73

Penn National Gaming, Inc. *	43,692	733

Pinnacle Entertainment, Inc. *	33,114	1,121

Popeyes Louisiana Kitchen, Inc. *	12,669	714

Potbelly Corp. *	11,918	131

Red Robin Gourmet Burgers, Inc. *	7,729	585

Ruby Tuesday, Inc. *	33,835	210

Ruth’s Hospitality Group, Inc.	18,953	308

Scientific Games Corp., Class A *	27,222	285

Shake Shack, Inc., Class A *	3,094	147

Sonic Corp.	28,455	653

Texas Roadhouse, Inc.	38,300	1,425

Wingstop, Inc. *	3,648	88

Zoe’s Kitchen, Inc. *	10,573	418
		27,434

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Hardware – 3.1%

A10 Networks, Inc. *	18,588	$111

ADTRAN, Inc.	27,317	399

Aerohive Networks, Inc. *	12,772	76

Alliance Fiber Optic Products, Inc.	8,091	138

AVX Corp.	25,322	331

CalAmp Corp. *	19,817	319

Ciena Corp. *	67,525	1,399

Clearfield, Inc. *	6,282	84

Comtech Telecommunications Corp.	9,021	186

Control4 Corp. *	11,370	93

Cray, Inc. *	22,333	442

Daktronics, Inc.	20,905	181

Datalink Corp. *	10,967	65

Diebold, Inc.	35,461	1,056

Digimarc Corp. *	4,149	127

Dot Hill Systems Corp. *	32,819	319

DTS, Inc. *	9,699	259

Eastman Kodak Co. *	9,590	150

Electronics For Imaging, Inc. *	25,632	1,109

EMCORE Corp. *	10,722	73

ExOne (The) Co. *	5,468	37

Extreme Networks, Inc. *	53,509	180

FEI Co.	22,736	1,661

Finisar Corp. *	56,866	633

Gigamon, Inc. *	14,962	299

Harmonic, Inc. *	48,078	279

Imation Corp. *	19,148	41

IMAX Corp. *	33,052	1,117

Immersion Corp. *	15,582	175

Imprivata, Inc. *	5,007	89

Infinera Corp. *	72,819	1,424

Infoblox, Inc. *	31,002	495

InterDigital, Inc.	19,737	999

Ixia *	33,119	480

Knowles Corp. *	47,762	880

Kopin Corp. *	36,463	115

KVH Industries, Inc. *	8,422	84

Loral Space & Communications, Inc. *	7,136	336

Mercury Systems, Inc. *	18,751	298

Multi-Fineline Electronix, Inc. *	4,958	83

NETGEAR, Inc. *	17,586	513

NetScout Systems, Inc. *	50,335	1,780

Nimble Storage, Inc. *	27,720	669

Novatel Wireless, Inc. *	20,632	46

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Hardware – 3.1% – continued

Plantronics, Inc.	19,279	$980

Polycom, Inc. *	73,915	775

QLogic Corp. *	47,740	489

Quantum Corp. *	120,494	84

Rovi Corp. *	48,369	507

Ruckus Wireless, Inc. *	41,243	490

ShoreTel, Inc. *	35,881	268

Silicon Graphics International Corp. *	19,599	77

Skullcandy, Inc. *	12,234	68

Sonus Networks, Inc. *	27,628	158

Stratasys Ltd. *	27,862	738

Super Micro Computer, Inc. *	20,171	550

Telenav, Inc. *	15,050	118

TiVo, Inc. *	52,956	459

TTM Technologies, Inc. *	31,904	199

Ubiquiti Networks, Inc.	16,694	566

Universal Electronics, Inc. *	8,641	363

ViaSat, Inc. *	23,385	1,503

Vicor Corp. *	8,773	90

Violin Memory, Inc. *	50,666	70

Vishay Precision Group, Inc. *	7,031	82

Vocera Communications, Inc. *	14,239	162

VOXX International Corp. *	10,656	79
		28,505

Health Care Facilities & Services – 2.8%

AAC Holdings, Inc. *	4,364	97

Addus HomeCare Corp. *	3,480	108

Adeptus Health, Inc., Class A *	3,389	274

Air Methods Corp. *	21,484	732

Alliance HealthCare Services, Inc. *	2,803	27

Almost Family, Inc. *	3,925	157

Amedisys, Inc. *	15,441	586

Amsurg Corp. *	26,485	2,058

BioScrip, Inc. *	39,456	74

Capital Senior Living Corp. *	15,992	321

Chemed Corp.	9,337	1,246

Civitas Solutions, Inc. *	6,566	151

Diplomat Pharmacy, Inc. *	19,796	569

Ensign Group (The), Inc.	13,925	594

ExamWorks Group, Inc. *	22,617	661

Five Star Quality Care, Inc. *	23,128	71

Genesis Healthcare, Inc. *	19,896	122

Hanger, Inc. *	19,211	262

HealthEquity, Inc. *	19,845	586

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Health Care Facilities & Services – 2.8% – continued

HealthSouth Corp.	50,048	$1,920

Healthways, Inc. *	16,983	189

INC Research Holdings, Inc., Class A *	7,097	284

Independence Holding Co.	4,138	54

Invitae Corp. *	4,095	30

IPC Healthcare, Inc. *	9,512	739

Kindred Healthcare, Inc.	45,659	719

LHC Group, Inc. *	7,042	315

Magellan Health, Inc. *	14,953	829

Molina Healthcare, Inc. *	21,481	1,479

Natera, Inc. *	5,470	59

National HealthCare Corp.	5,577	340

NeoGenomics, Inc. *	29,136	167

Nobilis Health Corp. *	17,392	91

OvaScience, Inc. *	12,836	109

Owens & Minor, Inc.	34,486	1,101

PAREXEL International Corp. *	30,180	1,869

PharMerica Corp. *	16,633	474

PRA Health Sciences, Inc. *	10,974	426

Providence Service (The) Corp. *	7,484	326

RadNet, Inc. *	19,051	106

Select Medical Holdings Corp.	57,461	620

Surgical Care Affiliates, Inc. *	11,775	385

Team Health Holdings, Inc. *	39,393	2,128

Teladoc, Inc. *	5,190	116

Triple-S Management Corp., Class B *	13,194	235

U.S. Physical Therapy, Inc.	6,788	305

Universal American Corp. *	27,109	185

WellCare Health Plans, Inc. *	24,095	2,077
		26,373

Home & Office Products – 1.9%

ACCO Brands Corp. *	60,069	425

American Woodmark Corp. *	7,028	456

AV Homes, Inc. *	6,871	93

Beazer Homes USA, Inc. *	17,871	238

Blount International, Inc. *	27,023	151

Cavco Industries, Inc. *	4,851	330

Century Communities, Inc. *	8,274	164

CSS Industries, Inc.	5,101	134

Flexsteel Industries, Inc.	3,236	101

Green Brick Partners, Inc. *	12,010	130

Griffon Corp.	18,626	294

Herman Miller, Inc.	32,636	941

HNI Corp.	24,344	1,044

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Home & Office Products – 1.9% – continued

Hooker Furniture Corp.	5,901	$139

Hovnanian Enterprises, Inc., Class A *	66,091	117

Interface, Inc.	36,152	811

iRobot Corp. *	16,245	473

KB Home	44,660	605

Kimball International, Inc., Class B	19,077	181

Knoll, Inc.	26,709	587

La-Z-Boy, Inc.	28,007	744

LGI Homes, Inc. *	7,754	211

Libbey, Inc.	11,867	387

Lifetime Brands, Inc.	6,171	86

M/I Homes, Inc. *	13,452	317

Masonite International Corp. *	16,532	1,002

MDC Holdings, Inc.	21,356	559

Meritage Homes Corp. *	21,696	792

NACCO Industries, Inc., Class A	2,196	105

New Home (The) Co., Inc. *	5,080	66

PGT, Inc. *	26,140	321

Quanex Building Products Corp.	18,531	337

Ryland Group (The), Inc.	25,602	1,045

St. Joe (The) Co. *	36,777	704

Standard Pacific Corp. *	80,041	640

Steelcase, Inc., Class A	45,580	839

Taylor Morrison Home Corp., Class A *	17,706	330

TRI Pointe Group, Inc. *	88,415	1,157

WCI Communities, Inc. *	8,425	191

William Lyon Homes, Class A *	10,608	219
		17,466

Industrial Services – 0.3%

Applied Industrial Technologies, Inc.	21,993	839

DXP Enterprises, Inc. *	6,771	185

Electro Rent Corp.	9,062	94

Furmanite Corp. *	20,559	125

H&E Equipment Services, Inc.	17,002	284

Kaman Corp.	14,888	534

Neff Corp., Class A *	6,098	34

TAL International Group, Inc. *	18,105	247

Titan Machinery, Inc. *	9,547	110

Wesco Aircraft Holdings, Inc. *	33,690	411
		2,863

Institutional Financial Services – 0.6%

BGC Partners, Inc., Class A	100,250	824

CIFC Corp.	3,352	24

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Institutional Financial Services – 0.6% – continued

Cowen Group, Inc., Class A *	61,079	$279

Evercore Partners, Inc., Class A	18,937	951

GAIN Capital Holdings, Inc.	17,584	128

Greenhill & Co., Inc.	16,024	456

Houlihan Lokey, Inc. *	6,605	144

INTL. FCStone, Inc. *	8,154	201

Investment Technology Group, Inc.	18,530	247

KCG Holdings, Inc., Class A *	18,982	208

Moelis & Co., Class A	9,630	253

Piper Jaffray Cos. *	8,713	315

RCS Capital Corp., Class A *	26,916	22

Stifel Financial Corp. *	37,144	1,564

Virtu Financial, Inc., Class A	10,413	239
		5,855

Insurance – 2.4%

Ambac Financial Group, Inc. *	24,629	356

American Equity Investment Life Holding Co.	44,562	1,039

AMERISAFE, Inc.	10,365	515

Argo Group International Holdings Ltd.	15,277	864

Atlas Financial Holdings, Inc. *	5,706	106

Baldwin & Lyons, Inc., Class B	5,093	110

Citizens, Inc. *	27,281	202

CNO Financial Group, Inc.	107,756	2,027

Crawford & Co., Class B	15,420	86

Donegal Group, Inc., Class A	4,521	64

eHealth, Inc. *	9,716	124

EMC Insurance Group, Inc.	4,186	97

Employers Holdings, Inc.	17,314	386

Enstar Group Ltd. *	4,973	746

FBL Financial Group, Inc., Class A	5,195	320

Federated National Holding Co.	7,932	191

Fidelity & Guaranty Life	6,169	151

Global Indemnity PLC *	4,537	119

Greenlight Capital Re Ltd., Class A *	15,842	353

Hallmark Financial Services, Inc. *	8,430	97

HCI Group, Inc.	4,757	184

Heritage Insurance Holdings, Inc. *	13,477	266

Horace Mann Educators Corp.	22,518	748

Infinity Property & Casualty Corp.	6,246	503

James River Group Holdings Ltd.	6,167	166

Kansas City Life Insurance Co.	2,106	99

Kemper Corp.	23,823	843

Maiden Holdings Ltd.	27,565	383

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Insurance – 2.4% – continued

MBIA, Inc. *	74,433	$453

National General Holdings Corp.	21,940	423

National Interstate Corp.	3,911	104

National Western Life Insurance Co., Class A	1,222	272

Navigators Group (The), Inc. *	5,787	451

NMI Holdings, Inc., Class A *	27,638	210

OneBeacon Insurance Group Ltd., Class A	12,455	175

Primerica, Inc.	28,092	1,266

Radian Group, Inc.	104,648	1,665

RLI Corp.	23,623	1,265

Safety Insurance Group, Inc.	8,260	447

Selective Insurance Group, Inc.	31,162	968

State Auto Financial Corp.	8,300	189

State National Cos., Inc.	17,024	159

Symetra Financial Corp.	41,086	1,300

Third Point Reinsurance Ltd. *	46,213	622

Trupanion, Inc. *	8,720	66

United Fire Group, Inc.	10,975	385

United Insurance Holdings Corp.	9,612	126

Universal Insurance Holdings, Inc.	17,522	518
		22,209

Iron & Steel – 0.4%

AK Steel Holding Corp. *	96,177	232

Carpenter Technology Corp.	27,572	821

Cliffs Natural Resources, Inc.	84,114	205

Commercial Metals Co.	63,315	858

Haynes International, Inc.	6,917	262

Northwest Pipe Co. *	5,236	68

Olympic Steel, Inc.	4,990	50

Ryerson Holding Corp. *	6,022	31

Schnitzer Steel Industries, Inc., Class A	14,503	196

SunCoke Energy, Inc.	35,699	278

TimkenSteel Corp.	21,845	221

Worthington Industries, Inc.	26,272	696
		3,918

Leisure Products – 0.3%

Arctic Cat, Inc.	7,087	157

Black Diamond, Inc. *	12,549	79

Callaway Golf Co.	42,393	354

Drew Industries, Inc.	13,211	721

Escalade, Inc.	5,463	86

Fox Factory Holding Corp. *	9,172	155

JAKKS Pacific, Inc. *	10,292	88

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Leisure Products – 0.3% – continued

Johnson Outdoors, Inc., Class A	2,748	$58

Malibu Boats, Inc., Class A *	9,768	137

Marine Products Corp.	5,784	40

MCBC Holdings, Inc. *	3,819	50

Nautilus, Inc. *	16,945	254

Performance Sports Group Ltd. *	24,842	333

Winnebago Industries, Inc.	14,744	282
		2,794

Machinery – 1.4%

Alamo Group, Inc.	5,291	247

Altra Industrial Motion Corp.	14,424	333

Astec Industries, Inc.	10,386	348

Briggs & Stratton Corp.	24,425	472

CIRCOR International, Inc.	9,393	377

Columbus McKinnon Corp.	10,947	199

Curtiss-Wright Corp.	26,015	1,624

Douglas Dynamics, Inc.	12,253	243

Federal Signal Corp.	34,249	470

Franklin Electric Co., Inc.	26,063	710

Gorman-Rupp (The) Co.	10,270	246

Graham Corp.	5,545	98

Hillenbrand, Inc.	34,433	896

Hurco Cos., Inc.	3,479	91

Hyster-Yale Materials Handling, Inc.	5,175	299

John Bean Technologies Corp.	15,996	612

Kadant, Inc.	6,074	237

Lindsay Corp.	6,464	438

Milacron Holdings Corp. *	8,042	141

MSA Safety, Inc.	16,028	641

MTS Systems Corp.	8,156	490

Mueller Water Products, Inc., Class A	88,102	675

Power Solutions International, Inc. *	2,614	59

Raven Industries, Inc.	20,465	347

Rexnord Corp. *	55,730	946

Rofin-Sinar Technologies, Inc. *	15,422	400

Standex International Corp.	7,001	528

Sun Hydraulics Corp.	12,453	342

Tennant Co.	10,077	566

Titan International, Inc.	23,224	154

Twin Disc, Inc.	4,553	56

Xerium Technologies, Inc. *	5,817	75
		13,360

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Manufactured Goods – 0.9%

Aegion Corp. *	20,102	$331

AZZ, Inc.	14,103	687

Barnes Group, Inc.	29,989	1,081

Chart Industries, Inc. *	16,655	320

Core Molding Technologies, Inc. *	4,188	77

EnPro Industries, Inc.	12,501	490

Gibraltar Industries, Inc. *	17,185	315

Global Brass & Copper Holdings, Inc.	11,777	241

Handy & Harman Ltd. *	1,427	34

Insteel Industries, Inc.	10,007	161

Lawson Products, Inc. *	3,117	67

LB Foster Co., Class A	5,909	73

Mueller Industries, Inc.	31,228	924

NCI Building Systems, Inc. *	14,626	155

NN, Inc.	14,576	270

Omega Flex, Inc.	1,590	53

Proto Labs, Inc. *	12,743	854

RBC Bearings, Inc. *	12,803	765

Rogers Corp. *	10,160	540

Simpson Manufacturing Co., Inc.	23,073	773
		8,211

Media – 2.2%

Angie’s List, Inc. *	23,694	119

Bankrate, Inc. *	36,387	377

Blucora, Inc. *	22,302	307

Boingo Wireless, Inc. *	20,072	166

Central European Media Enterprises Ltd., Class A *	38,933	84

Coupons.com, Inc. *	33,414	301

Crown Media Holdings, Inc., Class A *	19,200	103

Cumulus Media, Inc., Class A *	75,618	53

Daily Journal Corp. *	597	111

DHI Group, Inc. *	24,767	181

DreamWorks Animation SKG, Inc., Class A *	41,568	725

Entercom Communications Corp., Class A *	13,554	138

Entravision Communications Corp., Class A	34,911	232

Eros International PLC *	15,479	421

Everyday Health, Inc. *	11,803	108

EW Scripps (The) Co., Class A	32,382	572

Gray Television, Inc. *	34,564	441

GrubHub, Inc. *	41,141	1,001

Harte-Hanks, Inc.	26,721	94

HealthStream, Inc. *	13,824	301

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Media – 2.2% – continued

Hemisphere Media Group, Inc. *	5,572	$76

Houghton Mifflin Harcourt Co. *	74,914	1,522

Journal Media Group, Inc.	13,287	100

Liberty TripAdvisor Holdings, Inc., Class A *	40,923	907

Marchex, Inc., Class B	18,102	73

Marin Software, Inc. *	15,260	48

Martha Stewart Living Omnimedia, Inc., Class A *	16,483	98

MaxPoint Interactive, Inc. *	3,605	15

MDC Partners, Inc., Class A	23,707	437

Media General, Inc. *	52,463	734

Meredith Corp.	20,130	857

Millennial Media, Inc. *	65,118	114

Monster Worldwide, Inc. *	49,478	318

National CineMedia, Inc.	33,515	450

New Media Investment Group, Inc.	24,276	375

New York Times (The) Co., Class A	75,289	889

Nexstar Broadcasting Group, Inc., Class A	17,130	811

QuinStreet, Inc. *	19,172	106

RealD, Inc. *	22,432	216

Reis, Inc.	4,838	110

RetailMeNot, Inc. *	21,107	174

Rocket Fuel, Inc. *	14,437	67

Rubicon Project (The), Inc. *	14,092	205

Saga Communications, Inc., Class A	1,997	67

Scholastic Corp.	14,599	569

Shutterfly, Inc. *	20,561	735

Shutterstock, Inc. *	10,692	323

Sinclair Broadcast Group, Inc., Class A	36,266	918

Sizmek, Inc. *	12,161	73

TechTarget, Inc. *	10,740	92

Time, Inc.	59,952	1,142

Townsquare Media, Inc., Class A *	3,807	37

Travelzoo, Inc. *	4,065	34

Tribune Publishing Co.	14,419	113

TrueCar, Inc. *	26,857	140

WebMD Health Corp. *	20,673	824

Wix.com Ltd. *	10,280	179

World Wrestling Entertainment, Inc., Class A	16,470	278

XO Group, Inc. *	14,720	208
		20,269

Medical Equipment & Devices – 4.3%

Abaxis, Inc.	12,334	543

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	87	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Medical Equipment & Devices – 4.3% – continued

ABIOMED, Inc. *	22,834	$2,118

Accelerate Diagnostics, Inc. *	11,726	190

Accuray, Inc. *	43,715	218

Affymetrix, Inc. *	42,023	359

Analogic Corp.	6,785	557

AngioDynamics, Inc. *	13,589	179

AtriCure, Inc. *	15,528	340

Atrion Corp.	776	291

BioTelemetry, Inc. *	14,582	178

Cardiovascular Systems, Inc. *	17,301	274

Catalent, Inc. *	45,746	1,112

Cepheid *	39,258	1,774

Cerus Corp. *	51,550	234

ConforMIS, Inc. *	5,661	102

CONMED Corp.	15,103	721

Corindus Vascular Robotics, Inc. *	12,027	37

CryoLife, Inc.	13,776	134

Cutera, Inc. *	7,854	103

Cyberonics, Inc. *	14,247	866

Cynosure, Inc., Class A *	12,103	364

EndoChoice Holdings, Inc. *	3,592	41

Endologix, Inc. *	36,871	452

Entellus Medical, Inc. *	2,969	54

Exact Sciences Corp. *	52,464	944

Exactech, Inc. *	5,716	100

Fluidigm Corp. *	15,971	130

Foundation Medicine, Inc. *	6,524	120

GenMark Diagnostics, Inc. *	22,706	179

Genomic Health, Inc. *	9,510	201

Glaukos Corp. *	3,774	91

Globus Medical, Inc., Class A *	37,555	776

Greatbatch, Inc. *	13,971	788

Haemonetics Corp. *	28,282	914

Halyard Health, Inc. *	25,464	724

Harvard Bioscience, Inc. *	18,063	68

HeartWare International, Inc. *	9,442	494

ICU Medical, Inc. *	7,732	847

Inogen, Inc. *	8,611	418

Insulet Corp. *	31,056	805

Integra LifeSciences Holdings Corp. *	15,515	924

Invacare Corp.	17,595	255

InVivo Therapeutics Holdings Corp. *	14,539	125

Invuity, Inc. *	2,516	35

iRadimed Corp. *	1,504	37

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Medical Equipment & Devices – 4.3% – continued

K2M Group Holdings, Inc. *	9,633	$179

Lantheus Holdings, Inc. *	6,703	29

LDR Holding Corp. *	13,857	478

LeMaitre Vascular, Inc.	6,358	78

Luminex Corp. *	23,540	398

Masimo Corp. *	23,933	923

Medgenics, Inc. *	9,120	71

Meridian Bioscience, Inc.	22,855	391

Merit Medical Systems, Inc. *	24,090	576

MiMedx Group, Inc. *	59,401	573

Myriad Genetics, Inc. *	37,952	1,422

NanoString Technologies, Inc. *	6,989	112

Natus Medical, Inc. *	18,043	712

Navidea Biopharmaceuticals, Inc. *	82,929	189

Neogen Corp. *	20,267	912

NuVasive, Inc. *	26,458	1,276

NxStage Medical, Inc. *	34,463	543

Ocular Therapeutix, Inc. *	8,366	118

OraSure Technologies, Inc. *	30,164	134

Orthofix International N.V. *	10,262	346

Oxford Immunotec Global PLC *	10,947	148

Pacific Biosciences of California, Inc. *	32,569	119

Quidel Corp. *	15,585	294

Rockwell Medical, Inc. *	27,283	210

RTI Surgical, Inc. *	31,410	178

SeaSpine Holdings Corp. *	4,733	77

Second Sight Medical Products, Inc. *	6,466	38

Sequenom, Inc. *	66,299	116

Sientra, Inc. *	3,729	38

Sparton Corp. *	5,498	118

Spectranetics (The) Corp. *	23,093	272

STAAR Surgical Co. *	21,040	163

STERIS Corp.	32,675	2,123

SurModics, Inc. *	6,950	152

T2 Biosystems, Inc. *	4,931	43

Tandem Diabetes Care, Inc. *	9,586	84

Thoratec Corp. *	29,652	1,876

Tornier N.V. *	19,805	404

TransEnterix, Inc. *	24,825	56

Trovagene, Inc. *	16,478	94

Unilife Corp. *	66,177	65

Utah Medical Products, Inc.	2,071	112

Vascular Solutions, Inc. *	9,449	306

Veracyte, Inc. *	7,339	34

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Medical Equipment & Devices – 4.3% – continued

West Pharmaceutical Services, Inc.	39,368	$2,131

Wright Medical Group, Inc. *	28,136	591

Zeltiq Aesthetics, Inc. *	17,631	565
		40,083

Metals & Mining – 0.4%

Century Aluminum Co. *	27,059	124

Coeur Mining, Inc. *	75,777	214

Encore Wire Corp.	11,276	368

Energy Fuels, Inc. *	23,668	69

Harsco Corp.	43,786	397

Hecla Mining Co.	201,967	398

Horsehead Holding Corp. *	30,823	94

Kaiser Aluminum Corp.	9,378	753

Stillwater Mining Co. *	66,011	682

Uranium Energy Corp. *	50,448	50

US Silica Holdings, Inc.	29,208	412
		3,561

Oil, Gas & Coal – 2.4%

Abraxas Petroleum Corp. *	53,046	68

Adams Resources & Energy, Inc.	1,163	48

Alon USA Energy, Inc.	17,046	308

Approach Resources, Inc. *	19,251	36

Atwood Oceanics, Inc.	35,362	524

Basic Energy Services, Inc. *	23,278	77

Bill Barrett Corp. *	28,177	93

Bonanza Creek Energy, Inc. *	27,216	111

Bristow Group, Inc.	19,061	499

C&J Energy Services Ltd. *	30,898	109

Callon Petroleum Co. *	35,881	262

CARBO Ceramics, Inc.	10,650	202

Carrizo Oil & Gas, Inc. *	28,078	857

Civeo Corp.	60,833	90

Clayton Williams Energy, Inc. *	3,142	122

Clean Energy Fuels Corp. *	38,750	174

Cloud Peak Energy, Inc. *	34,501	91

Contango Oil & Gas Co. *	9,886	75

Delek US Holdings, Inc.	31,333	868

Earthstone Energy, Inc. *	603	9

Eclipse Resources Corp. *	26,180	51

Energy XXI Ltd.	53,417	56

Erin Energy Corp. *	7,533	30

Evolution Petroleum Corp.	12,523	69

EXCO Resources, Inc. *	88,299	66

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Oil, Gas & Coal – 2.4% – continued

Exterran Holdings, Inc.	37,979	$684

Fairmount Santrol Holdings, Inc. *	35,044	95

Flotek Industries, Inc. *	29,262	489

Forum Energy Technologies, Inc. *	32,459	396

Gastar Exploration, Inc. *	46,274	53

Geospace Technologies Corp. *	7,154	99

Gulfmark Offshore, Inc., Class A	14,211	87

Halcon Resources Corp. *	201,072	107

Hallador Energy Co.	5,722	40

Helix Energy Solutions Group, Inc. *	57,955	278

Independence Contract Drilling, Inc. *	8,934	44

ION Geophysical Corp. *	75,106	29

Isramco, Inc. *	493	49

Jones Energy, Inc., Class A *	15,700	75

Key Energy Services, Inc. *	75,558	35

Magnum Hunter Resources Corp. *	113,197	38

Matador Resources Co. *	39,965	829

Matrix Service Co. *	14,616	328

McDermott International, Inc. *	130,563	561

MRC Global, Inc. *	56,369	629

Natural Gas Services Group, Inc. *	6,812	131

Newpark Resources, Inc. *	45,489	233

North Atlantic Drilling Ltd. *	39,331	30

Northern Oil and Gas, Inc. *	33,265	147

Oasis Petroleum, Inc. *	76,095	660

Oil States International, Inc. *	28,218	737

Panhandle Oil and Gas, Inc., Class A	8,775	142

Par Petroleum Corp. *	8,664	180

Parker Drilling Co. *	66,175	174

Parsley Energy, Inc., Class A *	50,499	761

PDC Energy, Inc. *	21,882	1,160

Peabody Energy Corp. *	152,189	210

Penn Virginia Corp. *	37,639	20

PHI, Inc. (Non Voting) *	6,947	131

Pioneer Energy Services Corp. *	35,652	75

Rex Energy Corp. *	24,532	51

Ring Energy, Inc. *	13,381	132

RSP Permian, Inc. *	32,438	657

Sanchez Energy Corp. *	28,887	178

SandRidge Energy, Inc. *	236,998	64

SEACOR Holdings, Inc. *	9,978	597

SemGroup Corp., Class A	23,984	1,037

Seventy Seven Energy, Inc. *	30,749	42

Stone Energy Corp. *	30,625	152

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	89	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Oil, Gas & Coal – 2.4% – continued

Synergy Resources Corp. *	56,746	$556

Tesco Corp.	20,877	149

TETRA Technologies, Inc. *	43,572	257

Thermon Group Holdings, Inc. *	17,575	361

Tidewater, Inc.	25,723	338

TransAtlantic Petroleum Ltd. *	12,462	32

Triangle Petroleum Corp. *	25,316	36

Ultra Petroleum Corp. *	83,689	535

Unit Corp. *	27,507	310

W&T Offshore, Inc.	19,248	58

Western Refining, Inc.	38,886	1,716

Westmoreland Coal Co. *	9,762	138
		22,027

Passenger Transportation – 0.4%

Allegiant Travel Co.	7,339	1,587

Era Group, Inc. *	11,155	167

Hawaiian Holdings, Inc. *	26,114	644

Republic Airways Holdings, Inc. *	28,192	163

SkyWest, Inc.	28,286	472

Virgin America, Inc. *	13,760	471
		3,504

Real Estate – 0.3%

Alexander & Baldwin, Inc.	26,724	917

BBX Capital Corp., Class A *	1,417	23

Consolidated-Tomoka Land Co.	2,359	118

Forestar Group, Inc. *	18,101	238

FRP Holdings, Inc. *	3,890	117

Kennedy-Wilson Holdings, Inc.	50,770	1,126

Marcus & Millichap, Inc. *	7,434	342

RE/MAX Holdings, Inc., Class A	6,446	232

Resource America, Inc., Class A	8,636	57
		3,170

Real Estate Investment Trusts – 8.9%

Acadia Realty Trust	37,603	1,131

AG Mortgage Investment Trust, Inc.	15,609	238

Agree Realty Corp.	9,647	288

Alexander’s, Inc.	1,146	429

Altisource Residential Corp.	31,243	435

American Assets Trust, Inc.	20,336	831

American Capital Mortgage Investment Corp.	28,283	417

American Residential Properties, Inc.	17,661	305

Anworth Mortgage Asset Corp.	57,630	285

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Real Estate Investment Trusts – 8.9% – continued

Apollo Commercial Real Estate Finance, Inc.	31,976	$502

Apollo Residential Mortgage, Inc.	17,625	223

Ares Commercial Real Estate Corp.	14,963	179

Armada Hoffler Properties, Inc.	14,431	141

ARMOUR Residential REIT, Inc.	24,122	483

Ashford Hospitality Prime, Inc.	15,325	215

Ashford Hospitality Trust, Inc.	45,359	277

Bluerock Residential Growth REIT, Inc.	10,169	122

Campus Crest Communities, Inc.	35,429	188

Capstead Mortgage Corp.	52,233	517

CareTrust REIT, Inc.	26,339	299

CatchMark Timber Trust, Inc., Class A	21,458	221

Cedar Realty Trust, Inc.	46,861	291

Chambers Street Properties	129,574	841

Chatham Lodging Trust	20,940	450

Chesapeake Lodging Trust	32,623	850

Colony Capital, Inc., Class A	61,143	1,196

CorEnergy Infrastructure Trust, Inc.	33,115	146

CoreSite Realty Corp.	13,306	684

Cousins Properties, Inc.	118,471	1,092

CubeSmart	90,977	2,475

CyrusOne, Inc.	36,248	1,184

CYS Investments, Inc.	86,590	629

DCT Industrial Trust, Inc.	48,571	1,635

DiamondRock Hospitality Co.	109,806	1,213

DuPont Fabros Technology, Inc.	34,533	894

Dynex Capital, Inc.	29,972	197

Easterly Government Properties, Inc.	7,737	123

EastGroup Properties, Inc.	17,658	957

Education Realty Trust, Inc.	26,453	872

EPR Properties	31,256	1,612

Equity One, Inc.	40,144	977

FelCor Lodging Trust, Inc.	78,418	554

First Industrial Realty Trust, Inc.	60,547	1,268

First Potomac Realty Trust	32,157	354

Franklin Street Properties Corp.	48,937	526

GEO Group (The), Inc.	40,850	1,215

Getty Realty Corp.	14,012	221

Gladstone Commercial Corp.	11,537	163

Government Properties Income Trust	38,508	616

Gramercy Property Trust, Inc.	31,342	651

Great Ajax Corp.	2,394	30

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	17,637	304

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Real Estate Investment Trusts – 8.9% – continued

Hatteras Financial Corp.	53,009	$803

Healthcare Realty Trust, Inc.	54,841	1,363

Hersha Hospitality Trust	26,857	609

Highwoods Properties, Inc.	51,353	1,990

Hudson Pacific Properties, Inc.	40,718	1,172

Independence Realty Trust, Inc.	17,005	123

InfraREIT, Inc.	11,986	284

Inland Real Estate Corp.	48,066	389

Invesco Mortgage Capital, Inc.	67,436	825

Investors Real Estate Trust	66,545	515

iStar, Inc. *	46,847	589

Kite Realty Group Trust	45,726	1,089

Ladder Capital Corp.	21,766	312

LaSalle Hotel Properties	61,801	1,755

Lexington Realty Trust	112,406	910

LTC Properties, Inc.	19,420	829

Mack-Cali Realty Corp.	48,751	920

Medical Properties Trust, Inc.	127,982	1,415

Monmouth Real Estate Investment Corp.	32,841	320

Monogram Residential Trust, Inc.	91,127	848

National Health Investors, Inc.	20,547	1,181

National Storage Affiliates Trust	12,458	169

New Residential Investment Corp.	126,089	1,652

New Senior Investment Group, Inc.	47,367	495

New York Mortgage Trust, Inc.	60,510	332

New York REIT, Inc.	88,884	894

NexPoint Residential Trust, Inc.	10,297	138

One Liberty Properties, Inc.	6,838	146

Orchid Island Capital, Inc.	12,751	118

Parkway Properties, Inc.	46,300	720

Pebblebrook Hotel Trust	39,316	1,394

Pennsylvania Real Estate Investment Trust	37,827	750

PennyMac Mortgage Investment Trust	40,815	631

Physicians Realty Trust	38,492	581

Potlatch Corp.	22,251	641

Preferred Apartment Communities, Inc., Class A	11,769	128

PS Business Parks, Inc.	10,652	846

QTS Realty Trust, Inc., Class A	15,280	668

RAIT Financial Trust	49,732	247

Ramco-Gershenson Properties Trust	43,340	651

Redwood Trust, Inc.	46,122	638

Resource Capital Corp.	18,288	204

Retail Opportunity Investments Corp.	54,434	900

Rexford Industrial Realty, Inc.	30,247	417

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Real Estate Investment Trusts – 8.9% – continued

RLJ Lodging Trust	72,306	$1,827

Rouse Properties, Inc.	19,971	311

Ryman Hospitality Properties, Inc.	23,796	1,171

Sabra Health Care REIT, Inc.	35,632	826

Saul Centers, Inc.	5,415	280

Select Income REIT	34,304	652

Silver Bay Realty Trust Corp.	19,839	318

Sovran Self Storage, Inc.	19,435	1,833

STAG Industrial, Inc.	35,632	649

Starwood Waypoint Residential Trust	20,908	498

STORE Capital Corp.	19,903	411

Strategic Hotels & Resorts, Inc. *	150,603	2,077

Summit Hotel Properties, Inc.	47,782	558

Sun Communities, Inc.	25,495	1,728

Sunstone Hotel Investors, Inc.	114,171	1,510

Terreno Realty Corp.	23,485	461

UMH Properties, Inc.	12,232	114

United Development Funding IV	16,768	295

Universal Health Realty Income Trust	6,818	320

Urban Edge Properties	48,562	1,048

Urstadt Biddle Properties, Inc., Class A	15,296	287

Washington Real Estate Investment Trust	37,251	929

Western Asset Mortgage Capital Corp.	22,967	290

Whitestone REIT	14,789	170

Xenia Hotels & Resorts, Inc.	61,108	1,067
		83,177

Recreational Facilities & Services – 0.6%

AMC Entertainment Holdings, Inc., Class A	11,635	293

Carmike Cinemas, Inc. *	13,231	266

ClubCorp Holdings, Inc.	24,044	516

International Speedway Corp., Class A	15,274	484

Intrawest Resorts Holdings, Inc. *	9,769	85

Marcus (The) Corp.	9,925	192

Planet Fitness, Inc., Class A *	8,492	146

Reading International, Inc., Class A *	9,163	116

SeaWorld Entertainment, Inc.	37,404	666

SFX Entertainment, Inc. *	24,357	12

Speedway Motorsports, Inc.	6,360	115

Steiner Leisure Ltd. *	7,019	443

Vail Resorts, Inc.	19,888	2,082
		5,416

Renewable Energy – 0.4%

Advanced Energy Industries, Inc. *	22,398	589

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	91	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Renewable Energy – 0.4% – continued

Ameresco, Inc., Class A *	10,744	$63

EnerSys	24,334	1,304

Enphase Energy, Inc. *	15,099	56

FuelCell Energy, Inc. *	128,033	94

Green Plains, Inc.	20,649	402

MGP Ingredients, Inc.	5,823	93

Pacific Ethanol, Inc. *	17,594	114

Plug Power, Inc. *	94,870	174

Renewable Energy Group, Inc. *	23,960	198

REX American Resources Corp. *	3,604	182

Silver Spring Networks, Inc. *	20,258	261

Solazyme, Inc. *	43,637	113

Sunrun, Inc. *	9,791	102

TerraForm Global, Inc., Class A *	23,520	157

Vivint Solar, Inc. *	11,637	122
		4,024

Retail – Consumer Staples – 1.0%

Big Lots, Inc.	27,113	1,299

Casey’s General Stores, Inc.	21,253	2,187

Chefs’ Warehouse (The), Inc. *	10,379	147

Fairway Group Holdings Corp. *	10,197	11

Five Below, Inc. *	29,803	1,001

Fred’s, Inc., Class A	20,191	239

Fresh Market (The), Inc. *	23,582	533

Ingles Markets, Inc., Class A	7,303	349

Natural Grocers by Vitamin Cottage, Inc. *	4,839	110

Ollie’s Bargain Outlet Holdings, Inc. *	5,614	91

PriceSmart, Inc.	10,647	823

Smart & Final Stores, Inc. *	13,267	208

SpartanNash Co.	20,596	532

SUPERVALU, Inc. *	143,243	1,029

Village Super Market, Inc., Class A	3,922	93

Weis Markets, Inc.	6,043	252
		8,904

Retail – Discretionary – 3.9%

1-800-Flowers.com, Inc., Class A *	13,753	125

Abercrombie & Fitch Co., Class A	38,055	806

American Eagle Outfitters, Inc.	106,921	1,671

America’s Car-Mart, Inc. *	4,726	156

Asbury Automotive Group, Inc. *	14,911	1,210

Ascena Retail Group, Inc. *	93,910	1,306

Barnes & Noble Education, Inc. *	17,861	227

Barnes & Noble, Inc.	27,742	336

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Retail – Discretionary – 3.9% – continued

Beacon Roofing Supply, Inc. *	27,155	$882

bebe stores, Inc.	17,302	16

Big 5 Sporting Goods Corp.	10,163	106

Blue Nile, Inc. *	6,573	221

Boise Cascade Co. *	21,638	546

Boot Barn Holdings, Inc. *	6,554	121

Buckle (The), Inc.	15,496	573

Build-A-Bear Workshop, Inc. *	7,781	147

Builders FirstSource, Inc. *	27,738	352

Burlington Stores, Inc. *	41,259	2,106

Caleres, Inc.	23,970	732

Cato (The) Corp., Class A	14,408	490

Chegg, Inc. *	42,082	303

Chico’s FAS, Inc.	78,389	1,233

Children’s Place (The), Inc.	11,280	651

Christopher & Banks Corp. *	20,074	22

Citi Trends, Inc.	8,644	202

Conn’s, Inc. *	14,970	360

Container Store Group (The), Inc. *	8,503	120

Destination XL Group, Inc. *	19,310	112

Ethan Allen Interiors, Inc.	13,922	368

Etsy, Inc. *	10,959	150

EVINE Live, Inc. *	29,170	76

Express, Inc. *	46,241	826

Ezcorp, Inc., Class A *	27,691	171

Finish Line (The), Inc., Class A	25,196	486

First Cash Financial Services, Inc. *	15,441	619

Flex Pharma, Inc. *	3,028	36

Francesca’s Holdings Corp. *	22,825	279

Freshpet, Inc. *	11,377	120

Genesco, Inc. *	13,161	751

Group 1 Automotive, Inc.	12,769	1,087

Guess?, Inc.	33,874	724

Haverty Furniture Cos., Inc.	11,102	261

Hibbett Sports, Inc. *	13,624	477

HSN, Inc.	17,786	1,018

Kirkland’s, Inc.	9,489	204

Lands’ End, Inc. *	8,866	240

Liquidity Services, Inc. *	13,366	99

Lithia Motors, Inc., Class A	12,459	1,347

Lumber Liquidators Holdings, Inc. *	15,085	198

MarineMax, Inc. *	13,979	198

Mattress Firm Holding Corp. *	11,217	468

Men’s Wearhouse (The), Inc.	26,436	1,124

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Retail – Discretionary – 3.9% – continued

Monro Muffler Brake, Inc.	17,416	$1,176

Outerwall, Inc.	10,095	575

Overstock.com, Inc. *	6,778	116

Party City Holdco, Inc. *	13,823	221

Pep Boys-Manny Moe & Jack (The) *	29,340	358

PetMed Express, Inc.	11,094	179

Pier 1 Imports, Inc.	49,336	340

Restoration Hardware Holdings, Inc. *	18,265	1,704

Rush Enterprises, Inc., Class A *	19,273	466

Select Comfort Corp. *	28,630	626

Shoe Carnival, Inc.	8,332	198

Sonic Automotive, Inc., Class A	17,997	368

Sportsman’s Warehouse Holdings, Inc. *	9,778	121

Stage Stores, Inc.	17,264	170

Stein Mart, Inc.	16,104	156

Stock Building Supply Holdings, Inc. *	8,051	142

Systemax, Inc. *	6,261	47

Tile Shop Holdings, Inc. *	14,624	175

Tilly’s, Inc., Class A *	5,751	42

Tuesday Morning Corp. *	24,465	132

United Online, Inc. *	8,027	80

Vera Bradley, Inc. *	11,799	149

Vitamin Shoppe, Inc. *	16,275	531

Wayfair, Inc., Class A *	10,978	385

West Marine, Inc. *	9,454	83

Winmark Corp.	1,219	126

zulily, Inc., Class A *	35,898	625

Zumiez, Inc. *	11,857	185
		35,935

Semiconductors – 3.3%

Advanced Micro Devices, Inc. *	348,077	599

Alpha & Omega Semiconductor Ltd. *	9,343	73

Ambarella, Inc. *	17,141	991

Amkor Technology, Inc. *	54,262	244

Applied Micro Circuits Corp. *	44,264	235

Applied Optoelectronics, Inc. *	9,290	174

Axcelis Technologies, Inc. *	61,787	165

Brooks Automation, Inc.	36,665	429

Cabot Microelectronics Corp. *	13,516	524

Cascade Microtech, Inc. *	7,675	108

Cavium, Inc. *	30,262	1,857

CEVA, Inc. *	11,454	213

Cirrus Logic, Inc. *	34,703	1,093

Coherent, Inc. *	13,048	714

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Semiconductors – 3.3% – continued

Cohu, Inc.	13,728	$135

Diodes, Inc. *	20,414	436

DSP Group, Inc. *	12,245	111

Entegris, Inc. *	76,747	1,012

Exar Corp. *	21,237	126

Fairchild Semiconductor International, Inc. *	63,728	895

FormFactor, Inc. *	31,321	212

II-VI, Inc. *	28,724	462

Inphi Corp. *	20,960	504

Integrated Device Technology, Inc. *	81,180	1,648

Integrated Silicon Solution, Inc.	17,245	371

Intersil Corp., Class A	72,212	845

InvenSense, Inc. *	42,396	394

IXYS Corp.	13,403	150

Lattice Semiconductor Corp. *	63,639	245

M/A-COM Technology Solutions Holdings, Inc. *	12,845	372

Mattson Technology, Inc. *	41,055	96

MaxLinear, Inc., Class A *	28,648	356

Microsemi Corp. *	52,099	1,710

MKS Instruments, Inc.	29,217	980

Monolithic Power Systems, Inc.	21,636	1,108

Nanometrics, Inc. *	13,158	160

NeoPhotonics Corp. *	15,311	104

Newport Corp. *	21,731	299

NVE Corp.	2,658	129

Oclaro, Inc. *	52,293	120

OmniVision Technologies, Inc. *	31,793	835

Park Electrochemical Corp.	11,293	199

Pericom Semiconductor Corp.	12,265	224

Photronics, Inc. *	36,907	334

PMC-Sierra, Inc. *	95,533	647

Power Integrations, Inc.	16,118	680

Rambus, Inc. *	63,204	746

Rudolph Technologies, Inc. *	17,312	215

Semtech Corp. *	36,351	549

Sigma Designs, Inc. *	19,431	134

Silicon Laboratories, Inc. *	23,378	971

Synaptics, Inc. *	20,153	1,662

Tessera Technologies, Inc.	28,791	933

Ultra Clean Holdings, Inc. *	17,581	101

Ultratech, Inc. *	15,332	246

Universal Display Corp. *	22,006	746

Veeco Instruments, Inc. *	22,088	453

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	93	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Semiconductors – 3.3% – continued

Vishay Intertechnology, Inc.	74,129	$718

Xcerra Corp. *	30,297	190
		30,982

Software – 5.4%

2U, Inc. *	13,113	471

ACI Worldwide, Inc. *	63,843	1,348

Actua Corp. *	21,936	258

Acxiom Corp. *	42,770	845

Agilysys, Inc. *	8,650	96

Amber Road, Inc. *	9,610	41

American Software, Inc., Class A	13,479	127

Apigee Corp. *	2,766	29

Appfolio, Inc., Class A *	3,079	52

Aspen Technology, Inc. *	46,691	1,770

AVG Technologies N.V. *	22,399	487

Avid Technology, Inc. *	17,772	141

Barracuda Networks, Inc. *	4,586	71

Bazaarvoice, Inc. *	33,478	151

Benefitfocus, Inc. *	4,324	135

Blackbaud, Inc.	25,638	1,439

Box, Inc., Class A *	7,008	88

Brightcove, Inc. *	17,692	87

BroadSoft, Inc. *	15,943	478

Calix, Inc. *	23,866	186

Callidus Software, Inc. *	30,168	513

Carbonite, Inc. *	9,766	109

Castlight Health, Inc., Class B *	18,522	78

ChannelAdvisor Corp. *	11,505	114

Code Rebel Corp. *	771	5

CommVault Systems, Inc. *	24,738	840

Computer Programs & Systems, Inc.	6,090	257

Connecture, Inc. *	3,720	17

Constant Contact, Inc. *	17,482	424

Cornerstone OnDemand, Inc. *	29,509	974

Cvent, Inc. *	12,858	433

Dealertrack Technologies, Inc. *	29,974	1,893

Demandware, Inc. *	18,269	944

Digi International, Inc. *	14,005	165

Digital Turbine, Inc. *	26,600	48

Ebix, Inc.	14,667	366

Envestnet, Inc. *	19,310	579

Epiq Systems, Inc.	17,748	229

Evolent Health, Inc., Class A *	7,234	115

Five9, Inc. *	12,936	48

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Software – 5.4% – continued

Fleetmatics Group PLC *	20,910	$1,026

Glu Mobile, Inc. *	65,663	287

Guidance Software, Inc. *	10,885	66

Guidewire Software, Inc. *	38,380	2,018

Hortonworks, Inc. *	4,030	88

HubSpot, Inc. *	10,291	477

Imperva, Inc. *	14,520	951

inContact, Inc. *	34,181	257

InnerWorkings, Inc. *	20,640	129

Interactive Intelligence Group, Inc. *	9,442	281

Intralinks Holdings, Inc. *	22,179	184

Jive Software, Inc. *	25,922	121

KEYW Holding (The) Corp. *	18,732	115

Limelight Networks, Inc. *	33,213	63

Lionbridge Technologies, Inc. *	35,750	177

LivePerson, Inc. *	30,820	233

LogMeIn, Inc. *	13,470	918

Manhattan Associates, Inc. *	40,360	2,514

Marketo, Inc. *	19,039	541

MedAssets, Inc. *	33,035	663

Mentor Graphics Corp.	54,681	1,347

Merge Healthcare, Inc. *	37,123	264

MicroStrategy, Inc., Class A *	5,079	998

MINDBODY, Inc., Class A *	3,910	61

MobileIron, Inc. *	21,292	66

Model N, Inc. *	11,599	116

Monotype Imaging Holdings, Inc.	21,896	478

NeuStar, Inc., Class A *	30,290	824

New Relic, Inc. *	3,224	123

Omnicell, Inc. *	19,842	617

OPOWER, Inc. *	14,348	128

Park City Group, Inc. *	5,970	63

Paycom Software, Inc. *	17,263	620

Paylocity Holding Corp. *	8,502	255

PDF Solutions, Inc. *	14,789	148

Pegasystems, Inc.	19,553	481

Press Ganey Holdings, Inc. *	5,662	168

Progress Software Corp. *	27,659	714

Proofpoint, Inc. *	21,567	1,301

PROS Holdings, Inc. *	13,231	293

Q2 Holdings, Inc. *	10,692	264

QAD, Inc., Class A	5,603	143

Qlik Technologies, Inc. *	49,950	1,821

Quality Systems, Inc.	27,241	340

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Software – 5.4% – continued

Qualys, Inc. *	13,597	$387

Rapid7, Inc. *	4,379	100

RealNetworks, Inc. *	12,780	52

RealPage, Inc. *	28,862	480

Sapiens International Corp. N.V.	12,770	147

SciQuest, Inc. *	15,112	151

Seachange International, Inc. *	18,113	114

SPS Commerce, Inc. *	9,046	614

Synchronoss Technologies, Inc. *	21,206	696

Take-Two Interactive Software, Inc. *	46,278	1,330

Tangoe, Inc. *	21,850	157

Textura Corp. *	10,690	276

TubeMogul, Inc. *	8,669	91

Tyler Technologies, Inc. *	18,416	2,750

Varonis Systems, Inc. *	4,909	76

VASCO Data Security International, Inc. *	15,994	273

Verint Systems, Inc. *	33,555	1,448

VirnetX Holding Corp. *	24,811	88

Web.com Group, Inc. *	23,979	505

Workiva, Inc. *	4,037	61

Xactly Corp. *	4,222	33

Xura, Inc. *	12,346	276

Yodlee, Inc. *	9,977	161

Zendesk, Inc. *	29,401	580
		50,039

Specialty Finance – 2.5%

Aircastle Ltd.	34,182	704

Altisource Portfolio Solutions S.A. *	7,219	172

Arlington Asset Investment Corp., Class A	12,650	178

Blackhawk Network Holdings, Inc. *	29,701	1,259

CAI International, Inc. *	9,399	95

Cardtronics, Inc. *	24,547	803

Cash America International, Inc.	15,001	420

Cass Information Systems, Inc.	6,211	305

Ellie Mae, Inc. *	16,085	1,071

Encore Capital Group, Inc. *	14,229	526

Enova International, Inc. *	14,575	149

Essent Group Ltd. *	30,401	755

Euronet Worldwide, Inc. *	28,382	2,103

Everi Holdings, Inc. *	36,611	188

Federal Agricultural Mortgage Corp., Class C	5,690	147

First American Financial Corp.	59,297	2,317

Flagstar Bancorp, Inc. *	11,165	230

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Specialty Finance – 2.5% – continued

FNFV Group *	43,814	$513

Green Dot Corp., Class A *	25,131	442

Heartland Payment Systems, Inc.	20,022	1,262

HFF, Inc., Class A	20,701	699

HomeStreet, Inc. *	12,079	279

Impac Mortgage Holdings, Inc. *	4,722	77

JG Wentworth (The) Co., Class A *	7,216	36

LendingTree, Inc. *	3,181	296

Liberty Tax, Inc.	3,221	75

Marlin Business Services Corp.	4,539	70

McGrath RentCorp	14,311	382

Meta Financial Group, Inc.	3,770	157

MGIC Investment Corp. *	185,692	1,719

MoneyGram International, Inc. *	16,077	129

Nationstar Mortgage Holdings, Inc. *	21,498	298

Nelnet, Inc., Class A	12,974	449

NewStar Financial, Inc. *	13,136	108

Ocwen Financial Corp. *	58,646	393

On Deck Capital, Inc. *	6,448	64

PennyMac Financial Services, Inc., Class A *	7,267	116

PHH Corp. *	27,117	383

PRA Group, Inc. *	26,448	1,400

Regional Management Corp. *	5,874	91

Stewart Information Services Corp.	12,527	512

Stonegate Mortgage Corp. *	7,877	56

Textainer Group Holdings Ltd.	11,923	197

Tiptree Financial, Inc., Class A	16,094	103

Walker & Dunlop, Inc. *	14,487	378

Walter Investment Management Corp. *	20,652	336

World Acceptance Corp. *	3,868	104

Xoom Corp. *	17,485	435
		22,981

Technology Services – 2.6%

Black Box Corp.	8,552	126

Bottomline Technologies de, Inc. *	22,382	560

CACI International, Inc., Class A *	13,240	979

Ciber, Inc. *	42,317	134

comScore, Inc. *	18,827	869

Convergys Corp.	54,073	1,250

CSG Systems International, Inc.	17,932	552

Cubic Corp.	11,828	496

Endurance International Group Holdings, Inc. *	32,082	429

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	95	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Technology Services – 2.6% – continued

Engility Holdings, Inc.	9,905	$255

EPAM Systems, Inc. *	26,758	1,994

EVERTEC, Inc.	36,007	651

ExlService Holdings, Inc. *	18,223	673

Fair Isaac Corp.	16,976	1,434

Forrester Research, Inc.	5,491	173

Globant S.A. *	8,388	257

ICF International, Inc. *	10,612	322

Luxoft Holding, Inc. *	10,044	636

ManTech International Corp., Class A	13,139	338

MarketAxess Holdings, Inc.	20,423	1,897

MAXIMUS, Inc.	36,053	2,147

Medidata Solutions, Inc. *	30,247	1,274

NIC, Inc.	35,861	635

Perficient, Inc. *	19,362	299

PFSweb, Inc. *	6,599	94

Rentrak Corp. *	6,928	375

Science Applications International Corp.	25,195	1,013

ServiceSource International, Inc. *	32,222	129

Sykes Enterprises, Inc. *	21,344	544

Syntel, Inc. *	17,171	778

TeleTech Holdings, Inc.	8,915	239

Travelport Worldwide Ltd.	57,763	764

Unisys Corp. *	27,323	325

Virtusa Corp. *	16,221	832

WageWorks, Inc. *	19,553	881
		24,354

Telecom – 1.4%

8x8, Inc. *	48,161	398

Atlantic Tele-Network, Inc.	5,628	416

Cincinnati Bell, Inc. *	114,231	356

Cogent Communications Holdings, Inc.	25,156	683

Consolidated Communications Holdings, Inc.	27,574	531

DigitalGlobe, Inc. *	39,672	755

EarthLink Holdings Corp.	56,368	439

FairPoint Communications, Inc. *	11,394	176

General Communication, Inc., Class A *	19,079	329

Global Eagle Entertainment, Inc. *	25,431	292

Globalstar, Inc. *	260,476	409

Gogo, Inc. *	30,753	470

GTT Communications, Inc. *	13,432	312

Hawaiian Telcom Holdco, Inc. *	6,074	126

HC2 Holdings, Inc. *	10,773	75

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Telecom – 1.4% – continued

IDT Corp., Class B	9,297	$133

Inteliquent, Inc.	18,441	412

Intelsat S.A. *	15,672	101

Internap Corp. *	30,091	184

Iridium Communications, Inc. *	44,841	276

j2 Global, Inc.	26,373	1,869

Lumos Networks Corp.	12,462	152

NTELOS Holdings Corp. *	9,337	84

ORBCOMM, Inc. *	33,196	185

Pacific DataVision, Inc. *	7,127	213

Pendrell Corp. *	89,883	65

Premiere Global Services, Inc. *	25,155	346

RigNet, Inc. *	6,541	167

RingCentral, Inc., Class A *	29,299	532

Shenandoah Telecommunications Co.	13,228	566

Spok Holdings, Inc.	11,872	195

Straight Path Communications, Inc., Class B *	5,126	207

TeleCommunication Systems, Inc., Class A *	26,734	92

Vonage Holdings Corp. *	101,507	597

West Corp.	28,556	640

Windstream Holdings, Inc.	55,317	340

Zix Corp. *	30,673	129
		13,252

Transportation & Logistics – 1.8%

Air Transport Services Group, Inc. *	28,968	248

ArcBest Corp.	14,177	365

Ardmore Shipping Corp.	9,943	120

Atlas Air Worldwide Holdings, Inc. *	13,688	473

Celadon Group, Inc.	14,963	240

Con-way, Inc.	31,566	1,498

Covenant Transportation Group, Inc., Class A *	6,425	116

DHT Holdings, Inc.	50,288	373

Dorian LPG Ltd. *	13,627	141

Eagle Bulk Shipping, Inc. *	12,021	71

Echo Global Logistics, Inc. *	16,141	316

Forward Air Corp.	16,968	704

Frontline Ltd. *	59,159	159

GasLog Ltd.	22,706	218

Gener8 Maritime, Inc. *	7,884	86

Golden Ocean Group Ltd.	36,578	90

Heartland Express, Inc.	27,587	550

Hornbeck Offshore Services, Inc. *	17,510	237

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	96	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Transportation & Logistics – 1.8% – continued

Hub Group, Inc., Class A *	19,748	$719

Knight Transportation, Inc.	34,247	822

Marten Transport Ltd.	13,120	212

Matson, Inc.	23,815	917

Mobile Mini, Inc.	25,082	772

ModusLink Global Solutions, Inc. *	20,052	57

Navios Maritime Acquisition Corp.	44,628	157

Navios Maritime Holdings, Inc.	43,545	108

Nordic American Offshore Ltd.	9,977	60

Nordic American Tankers Ltd.	48,661	740

P.A.M. Transportation Services, Inc. *	1,586	52

Radiant Logistics, Inc. *	17,413	78

Roadrunner Transportation Systems, Inc. *	15,302	282

Safe Bulkers, Inc.	21,425	59

Saia, Inc. *	13,741	425

Scorpio Bulkers, Inc. *	183,880	269

Scorpio Tankers, Inc.	97,630	895

Ship Finance International Ltd.	32,223	524

Stamps.com, Inc. *	7,801	577

Swift Transportation Co. *	48,210	724

Teekay Tankers Ltd., Class A	52,024	359

Ultrapetrol Bahamas Ltd. *	12,015	5

Universal Truckload Services, Inc.	4,687	73

USA Truck, Inc. *	5,326	92

UTi Worldwide, Inc. *	50,270	231

Werner Enterprises, Inc.	24,309	610

XPO Logistics, Inc. *	39,141	933

YRC Worldwide, Inc. *	17,743	235
		16,992

Transportation Equipment – 0.2%

Accuride Corp. *	21,224	59

American Railcar Industries, Inc.	5,129	185

Commercial Vehicle Group, Inc. *	16,072	65

FreightCar America, Inc.	6,564	113

Greenbrier (The) Cos., Inc.	14,444	464

Meritor, Inc. *	53,430	568

Navistar International Corp. *	27,927	355

Wabash National Corp. *	37,178	394
		2,203

Utilities – 3.6%

Abengoa Yield PLC	26,834	444

ALLETE, Inc.	26,673	1,347

American States Water Co.	20,638	854

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Utilities – 3.6% – continued

Artesian Resources Corp., Class A	4,277	$103

Atlantic Power Corp.	65,463	122

Avista Corp.	34,062	1,133

Black Hills Corp.	24,526	1,014

California Water Service Group	26,063	577

Chesapeake Utilities Corp.	8,297	440

Cleco Corp.	33,073	1,761

Connecticut Water Service, Inc.	6,009	220

Consolidated Water Co. Ltd.	7,949	92

Dynegy, Inc. *	70,101	1,449

El Paso Electric Co.	22,124	815

Empire District Electric (The) Co.	23,891	526

Genie Energy Ltd., Class B *	6,829	56

IDACORP, Inc.	27,544	1,782

Laclede Group (The), Inc.	23,673	1,291

MGE Energy, Inc.	19,012	783

Middlesex Water Co.	8,832	211

New Jersey Resources Corp.	46,790	1,405

Northwest Natural Gas Co.	14,918	684

NorthWestern Corp.	25,725	1,385

NRG Yield, Inc., Class A	18,752	209

NRG Yield, Inc., Class C	34,316	398

ONE Gas, Inc.	28,774	1,304

Ormat Technologies, Inc.	20,338	692

Otter Tail Corp.	20,523	535

Pattern Energy Group, Inc.	30,477	582

Piedmont Natural Gas Co., Inc.	43,023	1,724

PNM Resources, Inc.	43,608	1,223

PNM Resources, Inc. – (Fractional Shares) (1)	50,000	–

Portland General Electric Co.	48,567	1,796

SJW Corp.	8,660	266

South Jersey Industries, Inc.	37,399	944

Southwest Gas Corp.	25,627	1,495

Spark Energy, Inc., Class A	1,585	26

Talen Energy Corp. *	45,653	461

UIL Holdings Corp.	30,980	1,557

Unitil Corp.	7,700	284

WGL Holdings, Inc.	27,191	1,568

York Water (The) Co.	7,093	149
		33,707

Waste & Environment Services & Equipment – 0.4%

Cantel Medical Corp.	18,798	1,066

Casella Waste Systems, Inc., Class A *	21,465	125

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	97	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.2% – continued

Waste & Environment Services & Equipment – 0.4% – continued

CECO Environmental Corp.	15,901	$130

CLARCOR, Inc.	27,451	1,309

Fenix Parts, Inc. *	7,466	50

Heritage-Crystal Clean, Inc. *	6,838	70

Tetra Tech, Inc.	32,961	801

US Ecology, Inc.	11,851	517
		4,068
Total Common Stocks
(Cost $742,833)		903,795

OTHER – 0.0%

Escrow DLB Oil & Gas (1)*	1,200	–

Escrow Gerber Scientific, Inc. (1)*	9,016	–

Escrow Position PetroCorp (1)*	420	–
Total Other
(Cost $–)		–

RIGHTS – 0.0% (1)

Biotechnology & Pharmaceuticals – 0.0%

Omthera Pharmaceuticals, Inc. (Contingent Value Rights) *	3,681	–

Telecom – 0.0%

Leap Wireless International, Inc. (Contingent Value Rights) *	30,708	–
Total Rights
(Cost $–)		–

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%

Magnum Hunter Resources Corp., Exp. 4/15/16, Strike $8.50 *	9,488	$–
Total Warrants
(Cost $–)		–

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 2.9%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (2)	26,595,834	$26,596
Total Investment Companies
(Cost $26,596)		26,596

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 0.05%, 10/8/15 (3)(4)	$2,100	$2,100
Total Short-Term Investments
(Cost $2,100)		2,100

Total Investments – 100.3%
(Cost $771,529)		932,491

Liabilities less Other Assets – (0.3)%		(2,937)
NET ASSETS – 100.0%		$929,554

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
(4)	Discount rate at the time of purchase.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Russell 2000 Mini Index	244	$26,740	Long	12/15	$(1,178)

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	98	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

At September 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.5%
Consumer Staples	3.4
Energy	2.9
Financials	25.8
Health Care	15.5
Industrials	12.2
Information Technology	17.5
Materials	3.5
Telecommunication Services	0.9
Utilities	3.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions including risk, market participants would use in pricing a strategy).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Asset Management	$5,600	$31	$	$5,631
All Other Industries (1)	898,164	–	–	898,164
Total Common Stocks	903,764	31	–	903,795
Investment Companies	26,596	–	–	26,596
Short-Term Investments	–	2,100	–	2,100
Total Investments	$930,360	$2,131	$–	$932,491

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(1,178)	$ –	$–	$(1,178)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	99	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2%

Aerospace & Defense – 2.3%

Boeing (The) Co.	239,188	$31,322

General Dynamics Corp.	113,606	15,672

Harris Corp.	46,543	3,405

L-3 Communications Holdings, Inc.	30,190	3,155

Lockheed Martin Corp.	99,994	20,730

Northrop Grumman Corp.	70,175	11,646

Precision Castparts Corp.	51,487	11,827

Raytheon Co.	113,657	12,418

Rockwell Collins, Inc.	49,266	4,032

Textron, Inc.	103,705	3,903

United Technologies Corp.	310,183	27,603
		145,713

Apparel & Textile Products – 0.9%

Fossil Group, Inc. *	15,526	868

Hanesbrands, Inc.	150,469	4,355

Michael Kors Holdings Ltd. *	72,165	3,048

NIKE, Inc., Class B	253,895	31,221

PVH Corp.	30,888	3,149

Ralph Lauren Corp.	22,423	2,649

Under Armour, Inc., Class A *	67,401	6,523

VF Corp.	127,582	8,702
		60,515

Asset Management – 1.0%

Affiliated Managers Group, Inc. *	20,320	3,475

Ameriprise Financial, Inc.	66,794	7,289

BlackRock, Inc.	47,989	14,275

Charles Schwab (The) Corp.	448,464	12,808

E*TRADE Financial Corp. *	109,060	2,872

Franklin Resources, Inc.	144,799	5,395

Invesco Ltd.	160,639	5,017

Legg Mason, Inc.	41,276	1,717

Leucadia National Corp.	126,694	2,567

T Rowe Price Group, Inc.	96,071	6,677
		62,092

Automotive – 1.1%

BorgWarner, Inc.	84,761	3,525

Delphi Automotive PLC	106,513	8,099

Ford Motor Co.	1,459,552	19,806

General Motors Co.	539,841	16,206

Goodyear Tire & Rubber (The) Co.	101,223	2,969

Harley-Davidson, Inc.	77,077	4,232

Harman International Industries, Inc.	26,668	2,560

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Automotive – 1.1% – continued

Johnson Controls, Inc.	244,978	$10,132
		67,529

Banking – 6.0%

Bank of America Corp.	3,920,453	61,081

BB&T Corp.	292,118	10,399

Citigroup, Inc.	1,127,181	55,919

Comerica, Inc.	66,478	2,732

Fifth Third Bancorp	300,905	5,690

Hudson City Bancorp, Inc.	179,567	1,826

Huntington Bancshares, Inc.	301,573	3,197

JPMorgan Chase & Co.	1,384,845	84,434

KeyCorp	314,421	4,091

M&T Bank Corp.	49,862	6,081

People’s United Financial, Inc.	116,579	1,834

PNC Financial Services Group (The), Inc.	192,373	17,160

Regions Financial Corp.	497,231	4,480

SunTrust Banks, Inc.	194,118	7,423

US Bancorp	619,919	25,423

Wells Fargo & Co.	1,749,241	89,823

Zions Bancorporation	76,177	2,098
		383,691

Biotechnology & Pharmaceuticals – 9.2%

AbbVie, Inc.	619,931	33,731

Alexion Pharmaceuticals, Inc. *	84,700	13,246

Allergan PLC *	147,420	40,070

Amgen, Inc.	283,966	39,278

Baxalta, Inc.	202,755	6,389

Biogen, Inc. *	88,071	25,700

Bristol-Myers Squibb Co.	624,487	36,970

Celgene Corp. *	296,060	32,025

Eli Lilly & Co.	365,333	30,575

Endo International PLC *	77,920	5,398

Gilead Sciences, Inc.	549,611	53,966

Johnson & Johnson	1,037,016	96,805

Mallinckrodt PLC *	43,902	2,807

Merck & Co., Inc.	1,054,853	52,099

Mylan N.V. *	154,634	6,226

Perrigo Co. PLC	54,818	8,621

Pfizer, Inc.	2,309,670	72,547

Regeneron Pharmaceuticals, Inc. *	28,957	13,469

Vertex Pharmaceuticals, Inc. *	91,633	9,543

Zoetis, Inc.	171,928	7,080
		586,545

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Chemicals – 1.9%

Air Products & Chemicals, Inc.	72,470	$9,246

Airgas, Inc.	25,228	2,254

Avery Dennison Corp.	34,160	1,932

CF Industries Holdings, Inc.	87,088	3,910

Dow Chemical (The) Co.	433,750	18,391

E.I. du Pont de Nemours & Co.	338,874	16,334

Eastman Chemical Co.	55,492	3,592

FMC Corp.	50,012	1,696

International Flavors & Fragrances, Inc.	30,252	3,124

LyondellBasell Industries N.V., Class A	139,593	11,637

Monsanto Co.	175,218	14,953

Mosaic (The) Co.	126,561	3,937

PPG Industries, Inc.	101,414	8,893

Praxair, Inc.	107,308	10,930

Sherwin-Williams (The) Co.	29,680	6,612

Sigma-Aldrich Corp.	44,748	6,216
		123,657

Commercial Services – 0.3%

ADT (The) Corp.	63,757	1,906

Cintas Corp.	33,577	2,879

Ecolab, Inc.	99,466	10,914

H&R Block, Inc.	103,732	3,755

Robert Half International, Inc.	50,066	2,561
		22,015

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	25,149	3,821

Vulcan Materials Co.	49,862	4,448
		8,269

Consumer Products – 7.4%

Altria Group, Inc.	734,213	39,941

Archer-Daniels-Midland Co.	228,124	9,456

Brown-Forman Corp., Class B	39,653	3,842

Campbell Soup Co.	67,282	3,410

Clorox (The) Co.	48,155	5,563

Coca-Cola (The) Co.	1,466,145	58,822

Coca-Cola Enterprises, Inc.	79,002	3,820

Colgate-Palmolive Co.	337,192	21,398

ConAgra Foods, Inc.	161,687	6,550

Constellation Brands, Inc., Class A	64,425	8,067

Dr. Pepper Snapple Group, Inc.	71,419	5,646

Estee Lauder (The) Cos., Inc., Class A	84,585	6,824

General Mills, Inc.	224,264	12,588

Hershey (The) Co.	54,733	5,029

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Consumer Products – 7.4% – continued

Hormel Foods Corp.	50,506	$3,197

JM Smucker (The) Co.	38,475	4,390

Kellogg Co.	95,340	6,345

Keurig Green Mountain, Inc.	45,123	2,353

Kimberly-Clark Corp.	136,433	14,877

Kraft Heinz (The) Co.	222,575	15,709

McCormick & Co., Inc. (Non Voting)	43,577	3,581

Mead Johnson Nutrition Co.	75,864	5,341

Molson Coors Brewing Co., Class B	59,113	4,907

Mondelez International, Inc., Class A	603,452	25,266

Monster Beverage Corp. *	56,959	7,697

PepsiCo, Inc.	550,144	51,879

Philip Morris International, Inc.	580,148	46,023

Procter & Gamble (The) Co.	1,015,827	73,079

Reynolds American, Inc.	310,369	13,740

Tyson Foods, Inc., Class A	113,849	4,907
		474,247

Containers & Packaging – 0.8%

3M Co.	233,962	33,169

Ball Corp.	51,551	3,206

International Paper Co.	156,385	5,910

Owens-Illinois, Inc. *	60,370	1,251

Sealed Air Corp.	76,905	3,605

WestRock Co.	97,996	5,041
		52,182

Distributors – Consumer Staples – 0.1%

Sysco Corp.	207,234	8,076

Distributors – Discretionary – 0.1%

Fastenal Co.	108,449	3,970

Genuine Parts Co.	56,848	4,712
		8,682

Electrical Equipment – 2.9%

Allegion PLC	36,002	2,076

AMETEK, Inc.	90,835	4,752

Amphenol Corp., Class A	115,769	5,900

Eaton Corp. PLC	175,165	8,986

Emerson Electric Co.	246,200	10,875

General Electric Co.	3,781,073	95,359

Honeywell International, Inc.	292,755	27,721

Ingersoll-Rand PLC	99,419	5,047

Rockwell Automation, Inc.	50,271	5,101

Roper Technologies, Inc.	37,698	5,907

TE Connectivity Ltd.	150,769	9,030

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	101	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Electrical Equipment – 2.9% – continued

Tyco International PLC	157,988	$5,286
		186,040

Engineering & Construction Services – 0.1%

Fluor Corp.	54,437	2,305

Jacobs Engineering Group, Inc. *	46,239	1,731

Quanta Services, Inc. *	76,687	1,857
		5,893

Gaming, Lodging & Restaurants – 1.9%

Carnival Corp.	173,367	8,616

Chipotle Mexican Grill, Inc. *	11,663	8,400

Darden Restaurants, Inc.	42,802	2,934

Marriott International, Inc., Class A	74,834	5,104

McDonald’s Corp.	352,681	34,750

Royal Caribbean Cruises Ltd.	64,209	5,720

Starbucks Corp.	555,802	31,592

Starwood Hotels & Resorts Worldwide, Inc.	63,831	4,243

Wyndham Worldwide Corp.	44,295	3,185

Wynn Resorts Ltd.	30,296	1,609

Yum! Brands, Inc.	161,499	12,912
		119,065

Hardware – 5.6%

Apple, Inc.	2,135,657	235,563

Cisco Systems, Inc.	1,904,616	49,996

Corning, Inc.	459,387	7,865

EMC Corp.	720,923	17,417

F5 Networks, Inc. *	26,671	3,089

FLIR Systems, Inc.	52,138	1,459

Garmin Ltd.	43,974	1,578

Hewlett-Packard Co.	676,646	17,329

Juniper Networks, Inc.	132,408	3,404

Motorola Solutions, Inc.	60,090	4,109

NetApp, Inc.	112,646	3,334

Pitney Bowes, Inc.	75,320	1,495

Seagate Technology PLC	112,959	5,061

Western Digital Corp.	86,243	6,851
		358,550

Health Care Facilities & Services – 2.8%

Aetna, Inc.	130,555	14,284

AmerisourceBergen Corp.	76,922	7,307

Anthem, Inc.	97,969	13,716

Cardinal Health, Inc.	122,615	9,419

Cigna Corp.	96,432	13,020

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Health Care Facilities & Services – 2.8% – continued

DaVita HealthCare Partners, Inc. *	63,787	$4,614

Express Scripts Holding Co. *	253,062	20,488

HCA Holdings, Inc. *	119,735	9,263

Henry Schein, Inc. *	31,257	4,148

Humana, Inc.	55,479	9,931

Laboratory Corp. of America Holdings *	37,666	4,086

McKesson Corp.	87,042	16,105

Patterson Cos., Inc.	32,539	1,407

Quest Diagnostics, Inc.	53,708	3,301

Tenet Healthcare Corp. *	37,338	1,379

UnitedHealth Group, Inc.	357,098	41,427

Universal Health Services, Inc., Class B	34,277	4,278
		178,173

Home & Office Products – 0.6%

DR Horton, Inc.	122,090	3,585

Leggett & Platt, Inc.	51,055	2,106

Lennar Corp., Class A	65,409	3,148

Masco Corp.	128,528	3,236

Mohawk Industries, Inc. *	23,817	4,330

Newell Rubbermaid, Inc.	100,028	3,972

PulteGroup, Inc.	120,894	2,281

Snap-on, Inc.	21,807	3,292

Stanley Black & Decker, Inc.	57,310	5,558

Whirlpool Corp.	29,406	4,330
		35,838

Industrial Services – 0.1%

United Rentals, Inc. *	35,730	2,145

WW Grainger, Inc.	22,710	4,883
		7,028

Institutional Financial Services – 1.6%

Bank of New York Mellon (The) Corp.	414,459	16,226

CME Group, Inc.	126,487	11,730

Goldman Sachs Group (The), Inc.	150,784	26,200

Intercontinental Exchange, Inc.	41,377	9,723

Morgan Stanley	570,748	17,979

Nasdaq, Inc.	44,130	2,354

Northern Trust Corp. (1)	80,837	5,510

State Street Corp.	152,906	10,277
		99,999

Insurance – 4.2%

ACE Ltd.	121,271	12,539

Aflac, Inc.	161,328	9,378

Allstate (The) Corp.	149,956	8,734

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	102	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Insurance – 4.2% – continued

American International Group, Inc.	484,553	$27,532

Aon PLC	104,899	9,295

Assurant, Inc.	24,951	1,971

Berkshire Hathaway, Inc., Class B *	701,528	91,479

Chubb (The) Corp.	85,001	10,425

Cincinnati Financial Corp.	55,185	2,969

Genworth Financial, Inc., Class A *	186,639	862

Hartford Financial Services Group (The), Inc.	155,393	7,114

Lincoln National Corp.	93,822	4,453

Loews Corp.	107,244	3,876

Marsh & McLennan Cos., Inc.	198,548	10,368

MetLife, Inc.	418,317	19,724

Principal Financial Group, Inc.	102,643	4,859

Progressive (The) Corp.	219,482	6,725

Prudential Financial, Inc.	168,932	12,874

Torchmark Corp.	43,751	2,468

Travelers (The) Cos., Inc.	116,554	11,601

Unum Group	92,318	2,962

XL Group PLC	113,310	4,115
		266,323

Iron & Steel – 0.1%

Nucor Corp.	119,532	4,488

Leisure Products – 0.1%

Hasbro, Inc.	41,892	3,022

Mattel, Inc.	126,964	2,674
		5,696

Machinery – 0.8%

Caterpillar, Inc.	225,732	14,754

Deere & Co.	116,780	8,642

Dover Corp.	58,754	3,359

Flowserve Corp.	49,720	2,045

Illinois Tool Works, Inc.	123,438	10,160

Joy Global, Inc.	36,679	548

Parker-Hannifin Corp.	51,762	5,036

Pentair PLC	67,471	3,444

Xylem, Inc.	68,084	2,237
		50,225

Media – 7.3%

Cablevision Systems Corp., Class A (New York Group)	83,270	2,704

CBS Corp., Class B (Non Voting)	166,324	6,636

Comcast Corp., Class A	791,969	45,047

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Media – 7.3% – continued

Comcast Corp., Special Class A	137,870	$7,892

Discovery Communications, Inc., Class A *	55,928	1,456

Discovery Communications, Inc., Class C *	96,757	2,350

Expedia, Inc.	37,420	4,404

Facebook, Inc., Class A *	846,256	76,078

Google, Inc., Class A *	108,561	69,302

Google, Inc., Class C *	110,768	67,393

Interpublic Group of (The) Cos., Inc.	152,995	2,927

News Corp., Class A	143,008	1,805

News Corp., Class B	40,391	518

Nielsen Holdings PLC	137,409	6,111

Omnicom Group, Inc.	90,900	5,990

Priceline Group (The), Inc. *	18,988	23,485

Scripps Networks Interactive, Inc., Class A	35,364	1,740

TEGNA, Inc.	84,897	1,901

Time Warner Cable, Inc.	105,971	19,008

Time Warner, Inc.	305,460	21,000

TripAdvisor, Inc. *	42,305	2,666

Twenty-First Century Fox, Inc., Class A	457,332	12,339

Twenty-First Century Fox, Inc., Class B	161,896	4,382

VeriSign, Inc. *	37,439	2,642

Viacom, Inc., Class B	130,018	5,610

Walt Disney (The) Co.	581,525	59,432

Yahoo!, Inc. *	324,389	9,378
		464,196

Medical Equipment & Devices – 2.8%

Abbott Laboratories	558,190	22,450

Agilent Technologies, Inc.	124,029	4,258

Baxter International, Inc.	204,321	6,712

Becton Dickinson and Co.	78,742	10,446

Boston Scientific Corp. *	503,394	8,261

CR Bard, Inc.	27,773	5,174

Danaher Corp.	222,697	18,976

DENTSPLY International, Inc.	52,521	2,656

Edwards Lifesciences Corp. *	40,275	5,726

Intuitive Surgical, Inc. *	13,866	6,373

Medtronic PLC	529,604	35,452

PerkinElmer, Inc.	42,081	1,934

St. Jude Medical, Inc.	105,521	6,657

Stryker Corp.	118,461	11,147

Thermo Fisher Scientific, Inc.	149,287	18,255

Varian Medical Systems, Inc. *	37,011	2,731

Waters Corp. *	30,803	3,641

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	103	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Medical Equipment & Devices – 2.8% – continued

Zimmer Biomet Holdings, Inc.	63,951	$6,007
		176,856

Metals & Mining – 0.2%

Alcoa, Inc.	489,725	4,731

Freeport-McMoRan, Inc.	425,005	4,118

Newmont Mining Corp.	198,172	3,185
		12,034

Oil, Gas & Coal – 6.8%

Anadarko Petroleum Corp.	190,309	11,493

Apache Corp.	141,645	5,547

Baker Hughes, Inc.	163,334	8,500

Cabot Oil & Gas Corp.	154,948	3,387

Cameron International Corp. *	71,623	4,392

Chesapeake Energy Corp.	194,520	1,426

Chevron Corp.	704,716	55,588

Cimarex Energy Co.	35,391	3,627

ConocoPhillips	461,975	22,156

CONSOL Energy, Inc.	85,582	839

Devon Energy Corp.	144,968	5,377

Diamond Offshore Drilling, Inc.	23,334	404

Ensco PLC, Class A	88,565	1,247

EOG Resources, Inc.	205,703	14,975

EQT Corp.	56,951	3,689

Exxon Mobil Corp.	1,561,433	116,092

FMC Technologies, Inc. *	86,056	2,668

Halliburton Co.	320,294	11,322

Helmerich & Payne, Inc.	40,227	1,901

Hess Corp.	90,499	4,530

Kinder Morgan, Inc.	673,188	18,634

Marathon Oil Corp.	253,421	3,903

Marathon Petroleum Corp.	200,803	9,303

Murphy Oil Corp.	60,849	1,472

National Oilwell Varco, Inc.	143,627	5,408

Newfield Exploration Co. *	61,154	2,012

Noble Energy, Inc.	159,168	4,804

Occidental Petroleum Corp.	286,150	18,929

ONEOK, Inc.	78,217	2,519

Phillips 66	179,325	13,779

Pioneer Natural Resources Co.	55,981	6,809

Range Resources Corp.	63,242	2,031

Schlumberger Ltd.	473,957	32,689

Southwestern Energy Co. *	143,774	1,824

Spectra Energy Corp.	251,173	6,598

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Oil, Gas & Coal – 6.8% – continued

Tesoro Corp.	46,042	$4,477

Transocean Ltd.	127,842	1,652

Valero Energy Corp.	186,173	11,189

Williams (The) Cos., Inc.	255,521	9,416
		436,608

Passenger Transportation – 0.6%

American Airlines Group, Inc.	251,611	9,770

Delta Air Lines, Inc.	297,855	13,365

Southwest Airlines Co.	246,934	9,393

United Continental Holdings, Inc. *	141,478	7,506
		40,034

Real Estate – 0.1%

CBRE Group, Inc., Class A *	108,880	3,484

Real Estate Investment Trusts – 2.6%

American Tower Corp.	158,541	13,948

Apartment Investment & Management Co., Class A	58,338	2,160

AvalonBay Communities, Inc.	49,785	8,703

Boston Properties, Inc.	57,464	6,804

Crown Castle International Corp.	125,011	9,860

Equinix, Inc.	21,333	5,832

Equity Residential	136,388	10,245

Essex Property Trust, Inc.	24,639	5,505

General Growth Properties, Inc.	218,702	5,680

HCP, Inc.	173,257	6,454

Host Hotels & Resorts, Inc.	281,373	4,448

Iron Mountain, Inc.	71,995	2,233

Kimco Realty Corp.	154,740	3,780

Macerich (The) Co.	50,290	3,863

Plum Creek Timber Co., Inc.	65,445	2,586

Prologis, Inc.	196,237	7,634

Public Storage	55,062	11,653

Realty Income Corp.	88,183	4,179

Simon Property Group, Inc.	115,879	21,289

SL Green Realty Corp.	37,219	4,026

Ventas, Inc.	124,476	6,978

Vornado Realty Trust	66,425	6,006

Welltower, Inc.	131,815	8,927

Weyerhaeuser Co.	192,322	5,258
		168,051

Renewable Energy – 0.0%

First Solar, Inc. *	28,249	1,208

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	104	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Retail – Consumer Staples – 2.8%

Costco Wholesale Corp.	164,587	$23,794

CVS Health Corp.	417,394	40,270

Dollar General Corp.	110,375	7,996

Dollar Tree, Inc. *	87,869	5,857

Kroger (The) Co.	363,848	13,124

Target Corp.	235,387	18,516

Walgreens Boots Alliance, Inc.	327,255	27,195

Wal-Mart Stores, Inc.	590,997	38,320

Whole Foods Market, Inc.	133,728	4,233
		179,305

Retail – Discretionary – 4.5%

Advance Auto Parts, Inc.	27,382	5,190

Amazon.com, Inc. *	143,628	73,522

AutoNation, Inc. *	29,336	1,707

AutoZone, Inc. *	11,558	8,366

Bed Bath & Beyond, Inc. *	63,475	3,619

Best Buy Co., Inc.	114,689	4,257

CarMax, Inc. *	77,966	4,625

Coach, Inc.	103,669	2,999

eBay, Inc. *	419,746	10,259

GameStop Corp., Class A	39,952	1,646

Gap (The), Inc.	89,204	2,542

Home Depot (The), Inc.	480,942	55,544

Kohl’s Corp.	74,006	3,427

L Brands, Inc.	96,235	8,674

Lowe’s Cos., Inc.	346,541	23,884

Macy’s, Inc.	123,911	6,359

Netflix, Inc. *	159,542	16,474

Nordstrom, Inc.	52,226	3,745

O’Reilly Automotive, Inc. *	37,242	9,310

Ross Stores, Inc.	154,989	7,512

Signet Jewelers Ltd.	29,741	4,049

Staples, Inc.	240,597	2,822

Tiffany & Co.	42,056	3,248

TJX (The) Cos., Inc.	252,598	18,041

Tractor Supply Co.	50,857	4,288

Urban Outfitters, Inc. *	35,529	1,044
		287,153

Semiconductors – 2.9%

Altera Corp.	113,258	5,672

Analog Devices, Inc.	117,637	6,636

Applied Materials, Inc.	449,774	6,607

Avago Technologies Ltd.	97,309	12,165

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Semiconductors – 2.9% – continued

Broadcom Corp., Class A	209,352	$10,767

Intel Corp.	1,780,350	53,660

KLA-Tencor Corp.	58,822	2,941

Lam Research Corp.	59,372	3,879

Linear Technology Corp.	89,944	3,629

Microchip Technology, Inc.	78,912	3,400

Micron Technology, Inc. *	403,001	6,037

NVIDIA Corp.	191,565	4,722

Qorvo, Inc. *	56,133	2,529

QUALCOMM, Inc.	588,428	31,616

SanDisk Corp.	76,379	4,150

Skyworks Solutions, Inc.	71,422	6,015

Texas Instruments, Inc.	384,417	19,036

Xilinx, Inc.	96,685	4,099
		187,560

Software – 4.1%

Activision Blizzard, Inc.	188,382	5,819

Adobe Systems, Inc. *	186,368	15,323

Akamai Technologies, Inc. *	66,826	4,615

Autodesk, Inc. *	84,728	3,740

CA, Inc.	117,383	3,205

Cerner Corp. *	115,048	6,898

Citrix Systems, Inc. *	60,196	4,171

Electronic Arts, Inc. *	116,756	7,910

Intuit, Inc.	103,856	9,217

Microsoft Corp.	2,995,211	132,568

Oracle Corp.	1,217,881	43,990

Red Hat, Inc. *	68,757	4,942

salesforce.com, Inc. *	232,345	16,132

Symantec Corp.	255,823	4,981
		263,511

Specialty Finance – 2.7%

Alliance Data Systems Corp. *	22,996	5,955

American Express Co.	318,718	23,627

Capital One Financial Corp.	203,140	14,732

Discover Financial Services	163,057	8,477

Fidelity National Information Services, Inc.	105,461	7,074

Fiserv, Inc. *	87,848	7,609

MasterCard, Inc., Class A	373,717	33,679

Navient Corp.	140,481	1,579

PayPal Holdings, Inc. *	415,347	12,892

Total System Services, Inc.	63,596	2,889

Visa, Inc., Class A	730,758	50,905

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	105	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Specialty Finance – 2.7% – continued

Western Union (The) Co.	190,834	$3,504
		172,922

Technology Services – 2.1%

Accenture PLC, Class A	233,700	22,963

Automatic Data Processing, Inc.	174,421	14,016

Cognizant Technology Solutions Corp., Class A *	228,263	14,292

Computer Sciences Corp.	51,833	3,182

Dun & Bradstreet (The) Corp.	13,528	1,420

Equifax, Inc.	44,372	4,312

International Business Machines Corp.	337,480	48,925

McGraw Hill Financial, Inc.	102,099	8,832

Moody’s Corp.	65,289	6,411

Paychex, Inc.	120,484	5,739

Teradata Corp. *	53,213	1,541

Xerox Corp.	377,207	3,670
		135,303

Telecom – 2.4%

AT&T, Inc.	2,303,413	75,045

CenturyLink, Inc.	210,918	5,298

Frontier Communications Corp.	438,421	2,083

Level 3 Communications, Inc. *	108,192	4,727

Verizon Communications, Inc.	1,522,472	66,243
		153,396

Transportation & Logistics – 1.6%

C.H. Robinson Worldwide, Inc.	53,006	3,593

CSX Corp.	368,498	9,913

Expeditors International of Washington, Inc.	70,606	3,322

FedEx Corp.	98,411	14,169

JB Hunt Transport Services, Inc.	34,207	2,442

Kansas City Southern	41,366	3,759

Norfolk Southern Corp.	112,866	8,623

Ryder System, Inc.	20,056	1,485

Union Pacific Corp.	324,965	28,730

United Parcel Service, Inc., Class B	261,619	25,819
		101,855

Transportation Equipment – 0.2%

Cummins, Inc.	62,205	6,754

PACCAR, Inc.	132,985	6,938
		13,692

Utilities – 3.2%

AES Corp.	255,816	2,504

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.2% – continued

Utilities – 3.2% – continued

AGL Resources, Inc.	44,975	$2,745

Ameren Corp.	90,655	3,832

American Electric Power Co., Inc.	183,801	10,451

CenterPoint Energy, Inc.	161,464	2,913

CMS Energy Corp.	103,317	3,649

Columbia Pipeline Group, Inc.	118,529	2,168

Consolidated Edison, Inc.	109,694	7,333

Dominion Resources, Inc.	222,570	15,664

DTE Energy Co.	67,324	5,411

Duke Energy Corp.	257,835	18,549

Edison International	122,059	7,698

Entergy Corp.	67,163	4,372

Eversource Energy	118,996	6,024

Exelon Corp.	322,759	9,586

FirstEnergy Corp.	157,977	4,946

NextEra Energy, Inc.	172,399	16,818

NiSource, Inc.	118,396	2,196

NRG Energy, Inc.	123,065	1,828

Pepco Holdings, Inc.	95,156	2,305

PG&E Corp.	183,209	9,673

Pinnacle West Capital Corp.	41,266	2,647

PPL Corp.	251,071	8,258

Public Service Enterprise Group, Inc.	189,500	7,989

SCANA Corp.	53,749	3,024

Sempra Energy	88,233	8,534

Southern (The) Co.	340,248	15,209

TECO Energy, Inc.	87,497	2,298

WEC Energy Group, Inc.	118,285	6,177

Xcel Energy, Inc.	189,959	6,726
		201,527

Waste & Environment Services & Equipment – 0.3%

Republic Services, Inc.	89,994	3,708

Stericycle, Inc. *	31,778	4,427

Waste Management, Inc.	157,420	7,841
		15,976
Total Common Stocks
(Cost $4,243,448)		6,335,202

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	106	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.4%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (2)	24,288,302	$24,288
Total Investment Companies
(Cost $24,288)		24,288

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%

HealthSouth Corp., Exp. 1/31/17, Strike $41.40 *	628	$–
Total Warrants
(Cost $–)		–

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 0.05%, 10/8/15 (3)(4)	$14,960	$14,960
Total Short-Term Investments
(Cost $14,960)		14,960

Total Investments – 99.8%
(Cost $4,282,696)		6,374,450

Other Assets less Liabilities – 0.2%		10,545
NET ASSETS – 100.0%		$6,384,995

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	Security pledged as collateral to cover margin requirements for open futures contracts.
(4)	Discount rate at the time of purchase.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-Mini S&P 500	496	$47,336	Long	12/15	$(472)

At September 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.1%
Consumer Staples	9.9
Energy	6.9
Financials	16.5
Health Care	14.7
Industrials	10.1
Information Technology	20.4
Materials	2.8
Telecommunication Services	2.4
Utilities	3.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks (1)	$6,335,202	$–	$–	$6,335,202
Investment Companies	24,288	–	–	24,288
Short-Term Investments	–	14,960	–	14,960
Total Investments	$6,359,490	$14,960	$–	$6,374,450

OTHER FINANCIAL INSTRUMENTS
Liabilities Futures Contracts	$(472)	$–	$–	$(472)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	107	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 47 funds as of September 30, 2015, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, International Equity Index, Mid Cap Index, Small Cap Index, and Stock Index Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”), or “U.S. GAAP.” The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker-provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair

EQUITY INDEX FUNDS	108	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and Fund Administration and NTI’s Compliance and Risk Management groups. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing of fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts, in Net change in unrealized appreciation (depreciation) on futures contracts.

The contract position and investment strategy utilized during the six months ended September 30, 2015, was as follows:

	CONTRACT POSITION	INVESTMENT STRATEGY
Emerging Market Equity Index	Long	Hedging/Liquidity
Global Real Estate Index	Long	Hedging/Liquidity
Global Sustainability Index	Long	Hedging/Liquidity
International Equity Index	Long	Hedging/Liquidity
Mid Cap Index	Long	Hedging/Liquidity
Small Cap Index	Long	Hedging/Liquidity
Stock Index	Long	Hedging/Liquidity

At September 30, 2015, the aggregate fair value of securities pledged to cover margin requirements for open positions for the Mid Cap Index, Small Cap Index and Stock Index Funds was approximately $4,115,000, $2,100,000, and $14,960,000, respectively. At September 30, 2015, the aggregate fair value of cash and foreign currencies to cover margin requirements for open positions for the Emerging Market Equity Index, Global Real Estate Index, Global Sustainability Index and International Equity Index Funds was approximately $3,239,000, $1,390,000, $506,000, and $5,799,000, respectively. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments from original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation

NORTHERN FUNDS SEMIANNUAL REPORT	109	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

(depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts, or forward currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

E) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until the fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

F) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

G) REDEMPTION FEES The Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Funds and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Funds’ prospectus.

Redemption fees were approximately $2,000, $1,000, $2,000, and $1,000 for the six months ended September 30, 2015, for the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index and International Equity Index Funds, respectively. Redemption fees were approximately $2,000, $2,000, $1,000 and $4,000 for the fiscal year ended March 31, 2015, for the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index Funds and International Equity Index Funds, respectively. These amounts are included in Payments for Shares Redeemed in Note 8 — Capital Share Transactions. The impact from redemption fees paid to the Funds was less than $0.001 per share.

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SEPTEMBER 30, 2015 (UNAUDITED)

H) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
Emerging Markets Equity Index	Annually
Global Real Estate Index	Quarterly
Global Sustainability Index	Annually
International Equity Index	Annually
Mid Cap Index	Annually
Small Cap Index	Annually
Stock Index	Quarterly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs’’) gains and losses, recharacterization of dividends received from investments in REITs, expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values per share of the Funds. At March 31, 2015, the following reclassifications were recorded:

Amounts in thousands	ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)	CAPITAL STOCK
Emerging Markets Equity Index	$(1,221)	$1,221	$ —
Global Real Estate Index	1,188	(1,188)	—
Global Sustainability Index	(364)	364	—
International Equity Index	(8,177)	82	8,095
Small Cap Index	46	(470)	424
Stock Index	—	(5,466)	5,466

I) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2014, through the fiscal year ended March 31, 2015, the following Funds incurred net capital losses and/or Section 988 net currency losses which the Funds intend to treat as having been incurred in the following fiscal year:

Amounts in thousands
Emerging Markets Equity Index	$38,619
International Equity Index	49,264

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Capital losses incurred that will be carried forward under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Emerging Markets Equity Index	$5,600	$123,722
International Equity Index*	—	144,768

*	Amounts include acquired capital loss carryovers which may be limited under current tax laws.

The Funds in the above table may offset future capital gains with these capital loss carryforwards.

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NOTES TO THE FINANCIAL STATEMENTS continued

At March 31, 2015, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration for the Funds in the table below were as follows:

Amounts in thousands	MARCH 31, 2017		MARCH 31, 2018		MARCH 31, 2019
Emerging Markets Equity Index	$12,794		$101,299		$4,624
International Equity Index	67,464	*	193,709	*	8,770	*

*	Amounts include acquired capital loss carryovers which may be limited under current tax laws, expiring in varying amounts through March 31, 2019.

The Funds in the above table may offset future capital gains with these capital loss carryforwards until the capital loss carryforwards expire.

The Global Real Estate Index Fund has elected to defer net capital losses and/or Section 988 net currency losses incurred from November 1, 2014 through November 30, 2014, the Fund’s last tax year end, as having arisen on the first day of the following tax year:

Amounts in thousands
Global Real Estate Index	$4,278

At November 30, 2014, the Global Real Estate Index Fund’s last tax year end, the non-expiring long-term capital loss was approximately $1,604,000. The Fund may offset future capital gains with these capital loss carryforwards.

At November 30, 2014, the Global Real Estate Index Fund’s last tax year end, the capital loss carryforwards for U.S. federal income tax purposes and their year of expiration for the Fund in the table below were as follows:

Amounts in thousands	NOVEMBER 30, 2016	NOVEMBER 30, 2017	NOVEMBER 30, 2018	NOVEMBER 30, 2019
Global Real Estate Index	$97,594	$496,446	$10,164	$13,694

The Fund in the above table may offset future capital gains with these capital loss carryforwards until the capital loss carryforwards expire.

At March 31, 2015, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED		UNREALIZED GAINS
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Emerging Markets Equity Index	$4,953	$ —	$243,218
Global Sustainability Index	906	431	51,077
International Equity Index	30,961	—	533,655
Mid Cap Index	9,656	56,353	415,036
Small Cap Index	4,484	11,379	310,744
Stock Index	5,281	25,446	2,527,283

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax components of undistributed net investment income, undistributed realized gains and unrealized losses at November 30, 2014, the Global Real Estate Index Fund’s last tax year end, were as follows:

	UNDISTRIBUTED		UNREALIZED GAINS
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Real Estate Index	$9,780	$ —	$251,496

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2015, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Emerging Markets Equity Index	$47,548	$ —
Global Sustainability Index	4,557	—
International Equity Index	155,000	—
Mid Cap Index	21,604	58,510
Small Cap Index	13,398	39,207
Stock Index	135,413	34,296

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

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SEPTEMBER 30, 2015 (UNAUDITED)

The tax character of distributions paid during the fiscal year ended March 31, 2014, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Emerging Markets Equity Index	$42,947	$ —
Global Sustainability Index	2,889	—
International Equity Index	83,000	—
Mid Cap Index	18,854	29,575
Small Cap Index	10,647	31,922
Stock Index	101,707	17,304

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the Global Real Estate Index Fund’s tax years ended November 30, 2014 and November 30, 2013 was designated for the purpose of the dividends paid deductions as follows:

	NOVEMBER 30, 2014 AND NOVEMBER 30, 2013 DISTRIBUTIONS FROM
Amount in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Real Estate Index (2014)	$48,727	$ —
Global Real Estate Index (2013)	44,614	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The Global Real Estate Index Fund has a tax year end of November 30th. Therefore, the tax character of distributions paid for the period December 1, 2014 through March 31, 2015 will be determined at the end of its tax year.

As of March 31, 2015, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns, except for the Global Real Estate Index Fund, filed for the fiscal years ended March 31, 2012 through March 31, 2014 remain subject to examination by the Internal Revenue Service. The Global Real Estate Index Fund’s federal tax returns filed for the tax years ended November 30, 2012 through November 30, 2014 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense on the Statements of Operations.

J) OTHER RISKS Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2015.

Service Plan expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2015.

4. BANK BORROWINGS

The Trust entered into a $250,000,000 senior unsecured revolving credit facility on November 24, 2014, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds the Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.08 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears which is included in Other expenses on the Statements of Operations. The Credit Facility expires on November 23, 2015.

At a meeting held on November 18-19, 2015, the Board approved an agreement with Citibank, N.A. that replaced the Credit Facility (the “New Credit Facility”). The New Credit Facility is in the amount of $250,000,000. The interest rate charged under the New Credit Facility is the sum of (x) the Federal Funds Rate plus (y) if one month LIBOR on the date of borrowing exceeds such

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NOTES TO THE FINANCIAL STATEMENTS continued

Federal Funds Rate, the amount by which it so exceeds, plus (z) 1.00% per annum. In addition, there is an annual commitment fee of 0.10 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 23, 2015 and will expire on November 21, 2016, unless renewed.

At September 30, 2015, the Funds did not have any outstanding loans.

When utilized, the average dollar amounts of the borrowings and the weighted average interest rates for the six months ended September 30, 2015 on these borrowings were:

Amounts in thousands	DOLLAR AMOUNT	RATE
Emerging Market Equity Index	$16,460	1.19%
Global Sustainability Index	3,400	1.19%
International Equity Index	2,200	1.20%

No other Funds incurred any interest expenses during the six months ended September 30, 2015.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by the investment advisor as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2015, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth below.

	CONTRACTUAL MANAGEMENT FEES
	ANNUAL MANAGEMENT FEE	EXPENSE LIMITATIONS
Emerging Markets Equity Index	0.21%	0.30%
Global Real Estate Index	0.40%	0.50%
Global Sustainability Index	0.18%	0.30%
International Equity Index	0.18%	0.25%
Mid Cap Index	0.13%	0.15%
Small Cap Index	0.13%	0.15%
Stock Index	0.08%	0.10%

The contractual reimbursement arrangement is expected to continue until at least July 31, 2016. The contractual reimbursement arrangement will continue automatically for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets outstanding for each of the Funds.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

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SEPTEMBER 30, 2015 (UNAUDITED)

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or, at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund currently invests uninvested cash in the Diversified Assets Portfolio ( the “Portfolio”), a series of Northern Institutional Funds, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission. The exemptive order requires the Funds’ Board, including a majority of the independent Trustees, to consider and evaluate the advisory fees and services provided to the Funds by NTI as a result of uninvested cash being invested in the Portfolio. Each Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the management, transfer agency and custody fees that the Portfolio pays to NTI and/or its affiliates. Currently, the Total Annual Portfolio Operating Expenses After Expense Reimbursement as reflected in the Portfolio’s prospectus, which includes, management, transfer agent and custody fees, payable to NTI and/or its affiliates on any assets invested in the Diversified Assets Portfolio is 0.35 percent of average daily net assets. However, pursuant to the exemptive order, to the extent of any duplicative advisory fees and services, NTI will reimburse each Fund for a portion of the management fees attributable to advisory services otherwise payable by the Fund on any assets invested in the Portfolio. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2015, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Emerging Markets Equity Index	$ —	$478,388	$ —	$274,969
Global Real Estate Index	—	172,459	—	61,366
Global Sustainability Index	—	31,995	—	18,672
International Equity Index	—	904,634	—	521,172
Mid Cap Index	—	211,913	—	148,942
Small Cap Index	—	155,039	—	142,606
Stock Index	—	352,398	—	204,021

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes and the timing of income recognition on investments in REITs and PFICs.

At September 30, 2015, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Emerging Markets Equity Index	$267,838	$(354,051)	$(86,213)	$1,652,038
Global Real Estate Index	240,838	(145,023)	95,815	1,585,015
Global Sustainability Index	40,404	(12,914)	27,490	183,487
International Equity Index	523,227	(463,908)	59,319	4,072,451
Mid Cap Index	321,132	(107,906)	213,226	1,341,054
Small Cap Index	257,154	(105,628)	151,526	780,965
Stock Index	2,113,333	(144,927)	1,968,406	4,406,044

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NOTES TO THE FINANCIAL STATEMENTS continued

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2015, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Emerging Markets Equity Index	53,460	$550,807	—	$—	(36,370)	$(351,450)	17,090	$199,357
Global Real Estate Index	24,990	245,506	602	5,763	(14,693)	(142,939)	10,899	108,330
Global Sustainability Index	2,363	28,684	—	—	(1,402)	(17,188)	961	11,496
International Equity Index	57,671	667,299	—	—	(27,953)	(323,733)	29,718	343,566
Mid Cap Index	10,172	184,032	—	—	(7,249)	(130,910)	2,923	53,122
Small Cap Index	8,101	100,572	—	—	(8,398)	(103,942)	(297)	(3,370)
Stock Index	20,953	529,925	579	14,316	(25,168)	(630,703)	(3,636)	(86,462)

Transactions in capital shares for the fiscal year ended March 31, 2015, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE IN SHARES	NET INCREASE IN NET ASSETS
Emerging Markets Equity Index	41,784	$469,460	621	$6,511	(57,739)	$(641,907)	(15,334)	$(165,936)
Global Real Estate Index	49,609	499,773	581	5,746	(26,340)	(264,211)	23,850	241,308
Global Sustainability Index	4,246	51,693	126	1,523	(1,415)	(17,272)	2,957	35,944
International Equity Index	115,738	1,389,638	2,280	25,790	(129,305)	(1,510,365)	(11,287)	(94,937)
Mid Cap Index	25,643	453,499	3,546	61,736	(14,550)	(257,214)	14,639	258,021
Small Cap Index	14,757	178,807	3,466	41,659	(14,560)	(177,370)	3,663	43,096
Stock Index	66,707	1,645,437	2,762	69,568	(38,450)	(945,218)	31,019	769,787

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2015, were as follows:

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD
Emerging Market Equity Index	Northern Institutional Funds — Diversified Assets Portfolio	$16,546	$466,474	$438,051	$—	$—	$1	$44,969
Global Real Estate Index	Northern Institutional Funds — Diversified Assets Portfolio	18,172	164,042	173,613	—	—	2	8,601
Global Sustainability Index	Northern Institutional Funds — Diversified Assets Portfolio	5,810	26,856	26,225	—	—	—	6,441
	Northern Trust Corp.	194	—	—	(4)	—	2	190
	Total	$6,004	$26,856	$26,225	$(4)	$—	$2	$6,631
International Equity Index	Northern Institutional Funds — Diversified Assets Portfolio	$9,785	$371,633	$341,291	$—	$—	$1	$40,127
Mid Cap Index	Northern Institutional Funds —Diversified Assets Portfolio	66,300	170,216	178,967	—	—	2	57,549

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Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD
Small Cap Index	Northern Institutional Funds — Diversified Assets Portfolio	$38,316	$71,631	$83,351	$—	$—	$1	$26,596
Stock Index	Northern Institutional Funds — Diversified Assets Portfolio	260,729	252,635	489,076	—	—	4	24,288
	Northern Trust Corp.	5,630	—	—	(120)	—	58	5,510
	Total	$266,359	$252,635	$489,076	$(120)	$—	$62	$29,798

10. DERIVATIVE INSTRUMENTS

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2015:

		ASSETS			LIABILITIES
Amounts in thousands	CONTRACT TYPE	STATEMENT OF ASSETS LOCATION	VALUE		STATEMENT OF LIABILITIES LOCATION	VALUE
Emerging Markets Equity Index	Equity contracts	Net Assets — Net unrealized appreciation	$68	*	Net Assets — Net unrealized depreciation	$(205	)*
	Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	—		Unrealized loss on forward foreign currency exchange contracts	(21)
Global Real Estate Index	Equity contracts	Net Assets — Net unrealized appreciation	12	*	Net Assets — Net unrealized depreciation	(423	)*
	Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	179		Unrealized loss on forward foreign currency exchange contracts	(114)
Global Sustainability Index	Equity contracts	Net Assets — Net unrealized appreciation	—		Net Assets — Net unrealized depreciation	(163	)*
	Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	—		Unrealized loss on forward foreign currency exchange contracts	(12)
International Equity Index	Equity contracts	Net Assets — Net unrealized appreciation	—		Net Assets — Net unrealized depreciation	(1,054	)*
	Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	79		Unrealized loss on forward foreign currency exchange contracts	(307)
Mid Cap Index	Equity contracts	Net Assets — Net unrealized appreciation	—		Net Assets — Net unrealized depreciation	(1,957	)*
Small Cap Index	Equity contracts	Net Assets — Net unrealized appreciation	—		Net Assets — Net unrealized depreciation	(1,178	)*
Stock Index	Equity contracts	Net Assets — Net unrealized appreciation	—		Net Assets — Net unrealized depreciation	(472	)*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis.

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EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

As of September 30, 2015, gross amounts of assets and liabilities for forward foreign exchange contracts not offset in the Statements of Assets and Liabilities, related collateral and net amounts after taking into account netting agreements, by counterparty, are as follows:

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT
Global Real Estate Index	Citibank	$31	$(31)	$—	$—
	Toronto-Dominion Bank	148	—	—	148
	Total	$179	$(31)	$—	$148
International Equity Index	Bank of Montreal	$23	$(23)	$—	$—
	Citibank	50	(50)	—	—
	Goldman Sachs	2	(2)	—	—
	Morgan Stanley	3	(3)	—	—
	Toronto-Dominion Bank	1	(1)	—	—
	Total	$79	$(79)	$—	$—

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED	NET AMOUNT
Emerging Markets Equity Index	Toronto-Dominion Bank	$(21)	$—	$—	$(21)
	Total	$(21)	$—	$—	$(21)
Global Real Estate Index	Bank of Montreal	$(12)	$—	$—	$(12)
	BNY Mellon	(1)	—	—	(1)
	Citibank	(45)	31	—	(14)
	Morgan Stanley	(54)	—	—	(54)
	Societe Generale	(2)	—	—	(2)
	Total	$(114)	$31	$—	$(83)
Global Sustainability Index	BNY Mellon	$— *	$—	$—	$— *
	Citibank	(5)	—	—	(5)
	Morgan Stanley	(7)	—	—	(7)
	Total	$(12)	$—	$—	$(12)
International Equity Index	Bank of Montreal	$(25)	$23	$—	$(2)
	BNY Mellon	(3)	—	—	(3)
	Citibank	(128)	50	—	(78)
	Goldman Sachs	(2)	2	—	—
	JP Morgan Chase	(2)	—	—	(2)
	Morgan Stanley	(120)	3	—	(117)
	Societe Generale	(3)	—	—	(3)
	Toronto-Dominion Bank	(24)	1	—	(23)
	Total	$(307)	$79	$—	$(228)

*	Amount rounds to less than one thousand.

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EQUITY INDEX FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2015:

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Emerging Markets Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	$(3,877)
	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	(34)
Global Real Estate Index	Equity contracts	Net realized gains (losses) on futures contracts	(4,387)
	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	624
Global Sustainability Index	Equity contracts	Net realized gains (losses) on futures contracts	(435)
	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	37
International Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	(6,017)
	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	1,768
Mid Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	(2,376)
Small Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	(637)
Stock Index	Equity contracts	Net realized gains (losses) on futures contracts	1,544

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Emerging Markets Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(1,276)
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency translations	(54)
Global Real Estate Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(1,411)
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency translations	(107)
Global Sustainability Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(219)
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency translations	(19)
International Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(1,761)
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency translations	(498)
Mid Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(3,493)
Small Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(2,303)
Stock Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(781)

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NOTES TO THE FINANCIAL STATEMENTS continued

Volume of derivative activity for the six months ended September 30, 2015*:

	FOREIGN CURRENCY EXCHANGE CONTRACTS		FUTURES EQUITY CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Emerging Markets Equity Index	9	$1,198	75	$2,471
Global Real Estate Index	91	1,539	288	1,000
Global Sustainability Index	29	181	176	172
International Equity Index	77	2,063	106	1,944
Mid Cap Index	—	—	156	1,693
Small Cap Index	—	—	155	912
Stock Index	—	—	130	3,696

*	Activity during the period is measured by number of trades during the period and average notional amount forward foreign currency exchange and futures equity contracts.

**	Amounts in thousands.

11. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

12. LEGAL PROCEEDINGS

In December 2007, the Mid Cap Index Fund (the “Fund”), as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits, based on fraudulent transfer claims, seeking to recover, or clawback, proceeds received by shareholders, including the Fund, in the December 2007 merger.

The first action, Edward S. Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1, et al. (the “Creditor Action”), was initiated on October 22, 2010 and is now pending in the U.S. Bankruptcy Court for the Southern District of New York. On January 14, 2014, the U.S. Bankruptcy Court issued a decision and order dismissing (a) the intentional fraudulent claim as to all defendants (without prejudice), (b) the constructive fraudulent transfer claim as to all conduits and non-beneficial owners of Lyondell stock (with prejudice), and (c) the secured lender deficiency claims that had been assigned to the LB Creditor Trust. The Court, however, rejected the remaining arguments in the motions to dismiss.

The second action, Edward S. Weisfelner, as trustee of the LB Litigation Trust v. A Holmes & H Holmes TTEE, et al. (the “Litigation Action”), was initiated as a putative defendant class action on December 23, 2010, in the U.S. Bankruptcy Court for the Southern District of New York. The Fund, while not expressly named, is included in the definition of the putative class of defendants. A claim for intentional fraudulent transfer under federal law (i.e., the U.S. Bankruptcy Code) is the only remaining claim in this action. On February 4, 2014, the Court stated that the decision and order issued in the Creditor Action on January 14, 2014 was deemed to apply in the Litigation Action.

The LB Creditor Trust and LB Litigation Trust subsequently amended their complaints. The defendants have filed motions to dismiss the plaintiffs’ amended complaints, but no decisions have been rendered on these motions.

Both the Creditor and Litigation Actions attempt to recover the proceeds paid out to the holders of Lyondell shares at the time of the 2007 merger. The value of the proceeds received by the Fund was approximately $4,171,000. The Fund cannot predict the outcome of these proceedings, but an adverse decision could have a material impact on the Fund’s net asset value. The Fund intends to vigorously defend these actions.

In 2007, the Stock Index Fund was a shareholder of the Tribune Company (“Tribune”). In December of 2007, as a part of a leveraged buy-out transaction (the “LBO”), Tribune was converted from a public company to a privately-held company. Tribune later filed for bankruptcy.

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EQUITY INDEX FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

On December 7, 2010, Northern Funds was named as a defendant and a putative member of the proposed defendant class of shareholders named in an adversary proceeding (the “Committee Action”) brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune’s bankruptcy proceeding. On June 2, 2011, a second suit was initiated by certain creditors of Tribune in the Delaware Superior Court with respect to claims related to the LBO (Niese et al. v. A.G. Edwards, Inc. et al.), in which Northern Funds was named as a defendant. The indenture trustees, on behalf of certain noteholders of Tribune, filed a third suit and named Northern Funds as a defendant on June 2, 2011 in the U.S. District Court for the Northern District of Illinois (Deutsche Bank Trust Co. et al. v. Ohlson Enterprises et al.). Each of these cases, along with others brought by the indenture trustees and other individual creditors, has now been consolidated into a Multi-District Litigation proceeding, pending in the Southern District of New York (the “District Court”). The cases attempt to “clawback” the proceeds paid out in connection with the LBO. The Tribune bankruptcy plan was confirmed by the U.S Bankruptcy Court on July 23, 2012, and became effective on December 31, 2012.

The defendants filed motions to dismiss, some of which have been granted by the District Court but have been appealed by the plaintiffs, and some of which have yet to be ruled on by the District Court.

The value of the proceeds received by the Stock Index Fund in the LBO was approximately $790,000, which includes proceeds of approximately $372,000 received by the NIF Equity Index Portfolio, which was acquired by the Stock Index Fund in 2012. The Fund cannot predict the outcome of these proceedings, but an adverse decision could have a material impact on the Fund’s net asset value. The Fund intends to vigorously defend these actions.

13. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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EQUITY INDEX FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2015 through September 30, 2015.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/15 - 9/30/15” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market funds investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 110), if any, in the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 115), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

EMERGING MARKETS EQUITY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.30%	$1,000.00	$831.50	$1.38
Hypothetical**	0.30%	$1,000.00	$1,023.56	$1.52

GLOBAL REAL ESTATE INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.50%	$1,000.00	$912.40	$2.40
Hypothetical**	0.50%	$1,000.00	$1,022.56	$2.54

GLOBAL SUSTAINABILITY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.30%	$1,000.00	$917.80	$1.44
Hypothetical**	0.30%	$1,000.00	$1,023.56	$1.52

INTERNATIONAL EQUITY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.25%	$1,000.00	$908.30	$1.20
Hypothetical**	0.25%	$1,000.00	$1,023.82	$1.27

MID CAP INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.15%	$1,000.00	$904.50	$0.72
Hypothetical**	0.15%	$1,000.00	$1,024.32	$0.76

SMALL CAP INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.15%	$1,000.00	$884.00	$0.71
Hypothetical**	0.15%	$1,000.00	$1,024.32	$0.76

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EQUITY INDEX FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

STOCK INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.10%	$1,000.00	$937.70	$0.49
Hypothetical**	0.10%	$1,000.00	$1,024.57	$0.51

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2015. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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EQUITY INDEX FUNDS

APPROVAL OF MANAGEMENT AGREEMENT

The Board of Trustees oversees the management of Northern Funds (the “Trust”), and reviews the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to all of the Funds by the Board of Trustees, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 20-21, 2015 (the “Annual Contract Meeting”).

In advance of the Annual Contract Meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Northern. The Trustees received written materials and verbal presentations relating to the Management Agreement in preparation for their consideration of the Management Agreement, as well as reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Management Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Funds. The Trustees noted that the evaluation process with respect to Northern is an ongoing one. In this regard, the Trustees received materials and information relating to Northern’s investment management services both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and cyber-security program; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual management fees and the total expenses (after reimbursements) borne by the Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. It was noted that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern. The Trustees considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the

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EQUITY INDEX FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

quality and scope of their services to the Funds. They noted Northern’s enhancements to technology during the year including enhancements to cyber-security controls, and those planned for the coming year. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes. The Trustees also received information regarding the cyber-security program of Northern and its affiliates. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from Northern regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the high quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. The Trustees also took into account that the scope of services provided by Northern, and of the undertakings required of Northern in connection with those services, including maintaining and monitoring their own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior and investment personnel. The Trustees also considered Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which encourages investment in the Funds, as well as the consistency of Northern personnel and investment approach with respect to the Funds. The Trustees also noted Northern’s and its affiliates’ strong financial position, stability and willingness to support the Funds. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of the Funds. They first considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Lipper. The Trustees were provided with a description of the methodology Lipper used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks. Among other performance data considered, the Trustees noted that the Emerging Markets Equity Index Fund outperformed its Lipper performance universe average for the one-year period ended January 31, 2015 and underperformed for the three- and five-year periods; and that the Global Real Estate Index Fund slightly underperformed its Lipper performance universe average for the same periods. The Trustees also noted that the International Equity Index Fund underperformed its Lipper performance universe average for the one-year period and outperformed for the three- and five-year periods. The Trustees also noted that the Global Sustainability Index, Mid Cap Index, Small Cap Index and Stock Index Funds outperformed their Lipper performance universe average for the one-, three- and five-year periods. The Trustees further noted that the Global Sustainability Index, Mid Cap Index and Stock Index Funds’ percentile performance rankings were in the top 35% of their respective performance universes for the same one-year and three-year periods. They also noted that each of the Funds underperformed against their benchmarks for the one-, three-, and five-year periods ended March 31, 2015, except for the Global Sustainability Index Fund, which outperformed its benchmark for the one- and three-year periods and underperformed for the five-year period. The Trustees took into account management’s discussion of the Funds’ performance, including the Funds’ performance relative to their benchmarks. The Trustees also took into account the high level of correlation and the relatively low tracking error between each of the Funds and its respective index benchmark. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues, if any. The Trustees determined, based on the information received, that Northern was appropriately monitoring any Funds that were underperforming relative to their peers.

The Trustees concluded based on the information received, that the Funds were satisfactorily tracking their respective benchmarks and that each Fund’s performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates and net management fees paid by the Funds after taking into account any expense reimbursements; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; its plans to provide additional reimbursements to keep the Funds within their expense caps; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. The Trustees also considered that, for those Funds that were sweeping uninvested cash into a Northern affiliated money market fund, Northern was in each case rebating

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EQUITY INDEX FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

back to the investing Fund all of the advisory fees that were received by it from the applicable money market fund in compliance with the Funds’ exemptive order. The Trustees also noted certain actions taken by Northern over the years to reduce Fund expenses, including a reduction in the transfer agency fee and elimination of the fund accounting fee for the Funds, as a part of the restructuring of advisory and administrative fees in 2014. The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Lipper. In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. The Trustees considered that the contractual management fee rate for each of the Funds was below its respective Lipper peer objective median. The Trustees also noted that the Funds’ net management fees were below their Lipper peer group medians. They also considered that each of the Funds’ total expense ratios after reimbursement of expenses was below its respective Lipper peer objective median. The Trustees also noted that Northern had waived and/or reimbursed management fees for each of the Funds. The Trustees also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts. They noted that Northern did not manage private institutional accounts similarly managed to the Global Sustainability Index Fund. For the other Funds, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Fund and other differences. The Trustees considered the fee comparison in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds.

The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated underlying funds in which the Funds invested in the prior year.

In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and overall basis and both before and after distribution and certain non-distribution costs, such as shareholder servicing fees. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. In addition to considering actual profitability information, the Trustees also considered pro-forma profitability information for the prior year that reflected the change in management fee structure. The Trustees also noted that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent of the Funds. The Trustees also noted that Northern pays the Funds’ sub-administrative fees from the management fee. The Trustees also reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s fee waivers and expense reimbursements during the year to maintain the Funds’ expense ratios below the Lipper peer group median. The Trustees also took into account the high quality of the services received by the Funds from Northern, as well as the type of funds. The Trustees also noted the reduction in the transfer agency fee paid to the Funds’ transfer agent, an affiliate of Northern, as well as the elimination of the fund accounting fee for the Funds. The Trustees also considered that Northern should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered whether Northern had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds are sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees noted the recent change to the management fee structure. The Trustees also noted that the Funds’ contractual and net management fees were below the median of their respective expense peer groups and that total expenses of each of the Funds after reimbursements was below the median of their respective expense groups.

The Trustees determined that the Funds’ current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer

EQUITY INDEX FUNDS	126	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also considered the extent to which Northern and its other clients, as well as the Funds, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios. The Trustees also noted the benefits to Northern and its affiliates from the ability to leverage resources over a larger asset base.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fees paid by each of the Funds was reasonable in light of the services provided by Northern, its costs and the Fund’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement for an additional one-year term.

NORTHERN FUNDS SEMIANNUAL REPORT	127	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at www.northernfunds.com or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

EQUITY INDEX FUNDS	128	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

16	SCHEDULES OF INVESTMENTS

16	CORE BOND FUND
Ticker Symbol: NOCBX

26	FIXED INCOME FUND
Ticker Symbol: NOFIX

38	HIGH YIELD FIXED INCOME FUND
Ticker Symbol: NHFIX

46	SHORT BOND FUND
Ticker Symbol: BSBAX

57	SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
Ticker Symbol: NSIUX

59	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Ticker Symbol: NTAUX

76	ULTRA-SHORT FIXED INCOME FUND
Ticker Symbol: NUSFX

87	U.S. GOVERNMENT FUND
Ticker Symbol: NOUGX

89	ABBREVIATIONS AND OTHER INFORMATION

90	NOTES TO THE FINANCIAL STATEMENTS

101	FUND EXPENSES

103	APPROVAL OF MANAGEMENT AGREEMENT

108	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	CORE BOND FUND	FIXED INCOME FUND
ASSETS:
Investments, at value	$228,543	$1,644,969
Investments in affiliates, at value	29,539	160,935
Dividend income receivable	–	2
Interest income receivable	1,203	11,593
Collateral held at Custodian (Note 2)	–	1,197
Receivable for foreign tax reclaimable	11	20
Receivable for securities sold	7,301	85,010
Receivable for variation margin on futures contracts	–	–
Receivable for fund shares sold	10	1,683
Receivable from investment adviser	4	15
Prepaid and other assets	4	6
Total Assets	266,615	1,905,430
LIABILITIES:
Payable for securities purchased	2,846	21,036
Payable for when-issued securities	26,175	173,082
Payable for variation margin on futures contracts	–	–
Payable for fund shares redeemed	36	1,216
Distributions to shareholders	77	747
Due to broker	–	1,197
Payable to affiliates:
Management fees	15	120
Custody fees	5	6
Shareholder servicing fees	–	12
Transfer agent fees	–	4
Trustee fees	3	15
Accrued other liabilities	28	46
Total Liabilities	29,185	197,481
Net Assets	$237,430	$1,707,949
ANALYSIS OF NET ASSETS:
Capital stock	$235,715	$1,707,705
Accumulated undistributed net investment income (loss)	(307)	(2,140)
Accumulated undistributed net realized gain (loss)	2,387	6,460
Net unrealized appreciation (depreciation)	(365)	(4,076)
Net Assets	$237,430	$1,707,949
Shares Outstanding ($.0001 par value, unlimited authorization)	22,831	167,056
Net Asset Value, Redemption and Offering Price Per Share	$10.40	$10.22
Investments, at cost	$228,908	$1,649,045
Investments in affiliates, at cost	29,539	160,935

See Notes to the Financial Statements.

FIXED INCOME FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2015 (UNAUDITED)

HIGH YIELD FIXED INCOME FUND	SHORT BOND FUND	SHORT- INTERMEDIATE U.S. GOVERNMENT FUND	TAX- ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	ULTRA-SHORT FIXED INCOME FUND	U.S. GOVERNMENT FUND

$4,423,034	$634,864	$174,027	$3,220,477	$1,773,838	$26,225
133,592	3,356	7,116	45,842	93,064	1,551
1	–	–	2	1	–
93,105	2,301	225	17,435	4,189	45
–	–	–	–	–	–
–	–	–	–	–	–
55,699	13,072	–	–	–	–
–	–	2	–	–	–
3,338	344	49	4,254	1,502	39
32	4	2	3	10	2
20	4	3	27	32	4
4,708,821	653,945	181,424	3,288,040	1,872,636	27,866

30,303	11,944	5,539	–	22,372	–
15,657	–	–	3,333	–	860
–	–	5	–	–	1
5,425	266	305	11,674	2,237	7
4,627	131	10	317	256	3
–	–	–	–	–	–

591	40	11	121	69	2
14	2	2	10	5	2
65	–	–	2	–	1
11	2	–	8	4	–
12	3	8	2	2	2
130	28	30	71	44	27
56,835	12,416	5,910	15,538	24,989	905
$4,651,986	$641,529	$175,514	$3,272,502	$1,847,647	$26,961

$5,107,080	$650,197	$176,989	$3,272,184	$1,849,857	$27,414
(939)	(346)	(22)	(221)	(13)	87
(137,039)	(3,698)	(2,150)	1,522	1,106	(804)
(317,116)	(4,624)	697	(983)	(3,303)	264
$4,651,986	$641,529	$175,514	$3,272,502	$1,847,647	$26,961
699,255	33,969	17,684	323,043	181,577	2,755
$6.65	$18.89	$9.93	$10.13	$10.18	$9.79
$4,740,150	$639,488	$173,374	$3,221,460	$1,777,141	$25,986
133,592	3,356	7,116	45,842	93,064	1,551

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	CORE BOND FUND	FIXED INCOME FUND	HIGH YIELD FIXED INCOME FUND
INVESTMENT INCOME:
Interest income	$2,680	$27,341	$167,386 (1)
Dividend income	–	–	1,267
Dividend income from investments in affiliates	4	11	9
Total Investment Income	2,684	27,352	168,662
EXPENSES:
Management fees	447	4,006	19,521
Custody fees	24	107	274
Transfer agent fees	18	141	385
Blue sky fees	10	13	33
SEC fees	1	2	7
Printing fees	9	17	45
Audit fees	9	11	22
Legal fees	8	11	22
Shareholder servicing fees	–	36	341
Trustee fees	5	9	27
Other	7	13	37
Total Expenses	538	4,366	20,714
Less expenses reimbursed by investment adviser	(65)	(151)	(186)
Net Expenses	473	4,215	20,528
Net Investment Income	2,211	23,137	148,134
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	166	(2,035)	(21,138)
Futures contracts	–	–	–
Net change in unrealized appreciation (depreciation) on:
Investments	(4,678)	(52,096)	(314,666)
Investments in affiliates	(1)	(1)	–
Futures contracts	–	–	–
Net Gains (Loss)	(4,513)	(54,132)	(335,804)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,302)	$(30,995)	$(187,670)

(1)	Net of $130, respectively in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED)

SHORT BOND FUND	SHORT- INTERMEDIATE U.S. GOVERNMENT FUND	TAX- ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	ULTRA-SHORT FIXED INCOME FUND	U.S. GOVERNMENT FUND

$5,285	$842	$13,232	$9,292	$177
–	–	–	–	–
4	3	5	3	2
5,289	845	13,237	9,295	179

1,300	342	3,567	1,998	54
42	16	166	94	12
51	14	238	131	2
10	11	14	19	10
1	1	5	2	1
9	9	26	17	9
9	9	17	11	9
8	8	17	11	8
–	4	5	3	1
5	5	18	9	5
8	7	23	13	7
1,443	426	4,096	2,308	118
(72)	(61)	(114)	(126)	(57)
1,371	365	3,982	2,182	61
3,918	480	9,255	7,113	118

(783)	251	297	408	27
–	158	–	–	22

(4,234)	185	(5,478)	(6,422)	21
–	(1)	–	–	–
–	(60)	–	–	(1)
(5,017)	533	(5,181)	(6,014)	69
$(1,099)	$1,013	$4,074	$1,099	$187

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CORE BOND FUND		FIXED INCOME FUND		HIGH YIELD FIXED INCOME FUND		SHORT BOND FUND
Amounts in thousands	SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015
OPERATIONS:
Net investment income	$2,211	$3,487	$23,137	$45,270	$148,134	$310,901	$3,918	$6,806
Net realized gains (losses)	166	4,343	(2,035)	34,552	(21,138)	(63,893)	(783)	(1,261)
Net change in unrealized appreciation (depreciation)	(4,679)	3,157	(52,097)	15,298	(314,666)	(193,703)	(4,234)	(758)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,302)	10,987	(30,995)	95,120	(187,670)	53,305	(1,099)	4,787
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	18,658	113,314	(165,478)	394,286	(362,856)	(10,126)	(50,336)	257,661
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	18,658	113,314	(165,478)	394,286	(362,856)	(10,126)	(50,336)	257,661
DISTRIBUTIONS PAID:
From net investment income	(2,475)	(3,663)	(25,270)	(47,245)	(148,190)	(310,951)	(4,111)	(7,160)
From net realized gains	–	(1,284)	–	–	–	(96,919)	–	–
Total Distributions Paid	(2,475)	(4,947)	(25,270)	(47,245)	(148,190)	(407,870)	(4,111)	(7,160)
Total Increase (Decrease) in Net Assets	13,881	119,354	(221,743)	442,161	(698,716)	(364,691)	(55,546)	255,288
NET ASSETS:
Beginning of period	223,549	104,195	1,929,692	1,487,531	5,350,702	5,715,393	697,075	441,787
End of period	$237,430	$223,549	$1,707,949	$1,929,692	$4,651,986	$5,350,702	$641,529	$697,075
Accumulated Undistributed Net Investment Income (Loss)	$(307)	$(43)	$(2,140)	$(7)	$(939)	$(883)	$(346)	$(153)

See Notes to the Financial Statements.

FIXED INCOME FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2015

SHORT- INTERMEDIATE U.S. GOVERNMENT FUND		TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND		ULTRA-SHORT FIXED INCOME FUND		U.S. GOVERNMENT FUND
SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015

$480	$925	$9,255	$16,333	$7,113	$12,358	$118	$245
409	1,007	297	2,770	408	2,252	49	349
124	1,454	(5,478)	(3,734)	(6,422)	(1,919)	20	396
1,013	3,386	4,074	15,369	1,099	12,691	187	990

(7,238)	(37,884)	95,959	356,307	242,572	(87,957)	(2,147)	(5,839)
(7,238)	(37,884)	95,959	356,307	242,572	(87,957)	(2,147)	(5,839)

(502)	(994)	(9,255)	(16,334)	(7,113)	(12,357)	(122)	(254)
–	–	–	(2,007)	–	(1,918)	–	–
(502)	(994)	(9,255)	(18,341)	(7,113)	(14,275)	(122)	(254)
(6,727)	(35,492)	90,778	353,335	236,558	(89,541)	(2,082)	(5,103)

182,241	217,733	3,181,724	2,828,389	1,611,089	1,700,630	29,043	34,146
$175,514	$182,241	$3,272,502	$3,181,724	$1,847,647	$1,611,089	$26,961	$29,043
$(22)	$–	$(221)	$(221)	$(13)	$(13)	$87	$91

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS

CORE BOND FUND							SHARES/CLASS A SHARES
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)		FISCAL YEAR ENDED MARCH 31, 2015		FISCAL YEAR ENDED MARCH 31, 2014		FOUR MONTHS ENDED MARCH 31, 2013		FISCAL YEAR ENDED NOV. 30, 2012		FISCAL YEAR ENDED NOV. 30, 2011		FISCAL YEAR ENDED NOV. 30, 2010
Net Asset Value, Beginning of Period	$10.62		$10.27		$10.55		$10.96		$10.74		$10.64		$10.36
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10		0.20		0.24		0.08		0.29		0.32		0.37
Net realized and unrealized gains (losses)	(0.21)		0.42		(0.26)		(0.10)		0.56		0.22		0.28
Total from Investment Operations	(0.11)		0.62		(0.02)		(0.02)		0.85		0.54		0.65
LESS DISTRIBUTIONS PAID:
From net investment income	(0.11)		(0.21)		(0.25)		(0.10)		(0.32)		(0.32)		(0.37)
From net realized gains	–		(0.06)		(0.01)		(0.29)		(0.31)		(0.12)		–
Total Distributions Paid	(0.11)		(0.27)		(0.26)		(0.39)		(0.63)		(0.44)		(0.37)
Net Asset Value, End of Period	$10.40		$10.62		$10.27		$10.55		$10.96		$10.74		$10.64
Total Return (1)	(1.04)%		6.04%		0.02%		(0.33)%		8.25%		5.31%		6.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$237,430		$223,549		$104,195		$77,663		$85,447		$93,371		$100,451
Ratio to average net assets of: (2)
Expenses, net of waivers, reimbursements and credits	0.40	%(3)	0.40	%(3)	0.40	%(3)	0.39	%(3)	0.35	%(3)	0.32	%(3)	0.36%
Expenses, before waivers, reimbursements and credits	0.45%		0.53%		0.84%		0.89%		0.68%		0.62%		0.64%
Net investment income, net of waivers, reimbursements and credits	1.87	%(3)	1.86	%(3)	2.32	%(3)	2.44	%(3)	2.72	%(3)	2.99	%(3)	3.43%
Net investment income, before waivers, reimbursements and credits	1.82%		1.73%		1.88%		1.94%		2.39%		2.69%		3.15%
Portfolio Turnover Rate	352.98%		813.91%		1,163.54%		417.78%		704.37%		851.07%		765.28%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with an affiliated investment of approximately $8,000, $5,000, $5,000, $4,000, $9,000, and $36,000, which represent less than 0.005, 0.005, 0.01, 0.01, 0.01, and 0.04 percent of average net assets for the six months ended September 30, 2015, the fiscal years ended March 31, 2015 and 2014, the four months ended March 31, 2013, and the fiscal years ended November 30, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014	FISCAL YEAR ENDED MARCH 31, 2013	FISCAL YEAR ENDED MARCH 31, 2012	FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$10.53	$10.24	$10.54	$10.46	$10.14	$10.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	0.29	0.30	0.29	0.27	0.30
Net realized and unrealized gains (losses)	(0.30)	0.30	(0.22)	0.34	0.47	0.20
Total from Investment Operations	(0.17)	0.59	0.08	0.63	0.74	0.50
LESS DISTRIBUTIONS PAID:
From net investment income	(0.14)	(0.30)	(0.32)	(0.32)	(0.28)	(0.30)
From net realized gains	–	–	(0.06)	(0.23)	(0.14)	(0.31)
Total Distributions Paid	(0.14)	(0.30)	(0.38)	(0.55)	(0.42)	(0.61)
Net Asset Value, End of Period	$10.22	$10.53	$10.24	$10.54	$10.46	$10.14
Total Return (1)	(1.62)%	5.78%	0.85%	6.02%	7.48%	4.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,707,949	$1,929,692	$1,487,531	$1,754,426	$1,658,673	$1,112,234
Ratio to average net assets of: (2)
Expenses, net of reimbursements and credits (3)	0.45%	0.45%	0.44%	0.43%	0.75%	0.85%
Expenses, before reimbursements and credits	0.47%	0.52%	0.69%	0.80%	0.98%	0.99%
Net investment income, net of reimbursements and credits (3)	2.47%	2.69%	2.99%	2.75%	2.49%	2.83%
Net investment income, before reimbursements and credits	2.45%	2.62%	2.74%	2.38%	2.26%	2.69%
Portfolio Turnover Rate	635.65%	663.50%	869.07%	1,049.21%	699.97%	658.14%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with an affiliated investment of approximately $48,000, $35,000, $76,000, $321,000, $184,000 and $551,000, which represent less than 0.005, 0.005, 0.005, 0.02, 0.01 and 0.05 percent of average net assets for the six month period ended September 30, 2015 and the fiscal years ended March 31, 2015, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

HIGH YIELD FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014	FISCAL YEAR ENDED MARCH 31, 2013	FISCAL YEAR ENDED MARCH 31, 2012	FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$7.12	$7.61	$7.66	$7.31	$7.45	$7.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	0.43	0.47	0.51	0.53	0.56
Net realized and unrealized gains (losses)	(0.47)	(0.35)	0.10	0.35	(0.14)	0.37
Total from Investment Operations	(0.27)	0.08	0.57	0.86	0.39	0.93
LESS DISTRIBUTIONS PAID:
From net investment income (1)	(0.20)	(0.43)	(0.47)	(0.51)	(0.53)	(0.56)
From net realized gains	–	(0.14)	(0.15)	–	–	–
Total Distributions Paid	(0.20)	(0.57)	(0.62)	(0.51)	(0.53)	(0.56)
Net Asset Value, End of Period	$6.65	$7.12	$7.61	$7.66	$7.31	$7.45
Total Return (2)	(3.69)%	1.04%	7.71%	12.18%	5.60%	13.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$4,651,986	$5,350,702	$5,715,393	$5,885,570	$5,360,268	$4,122,592
Ratio to average net assets of: (3)
Expenses, net of reimbursements and credits (4)	0.80%	0.80%	0.78%	0.75%	0.83%	0.86%
Expenses, before reimbursements and credits	0.81%	0.85%	0.95%	0.95%	0.95%	0.96%
Net investment income, net of reimbursements and credits (4)	5.78%	5.75%	6.14%	6.86%	7.33%	7.75%
Net investment income, before reimbursements and credits	5.77%	5.70%	5.97%	6.66%	7.21%	7.65%
Portfolio Turnover Rate	30.84%	91.47%	94.10%	115.51%	88.10%	114.25%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with an affiliated investment of approximately $51,000, $47,000, $124,000, $343,000, $99,000 and $335,000, which represent less than 0.005, less than 0.005, less than 0.005, 0.01, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2015 and the fiscal years ended March 31, 2015, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

SHORT BOND FUND							SHARES/CLASS A SHARES
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)		FISCAL YEAR ENDED MARCH 31, 2015		FISCAL YEAR ENDED MARCH 31, 2014		FOUR MONTHS ENDED MARCH 31, 2013		FISCAL YEAR ENDED NOV. 30, 2012		FISCAL YEAR ENDED NOV. 30, 2011		FISCAL YEAR ENDED NOV. 30, 2010
Net Asset Value, Beginning of Period	$19.03		$19.12		$19.27		$19.27		$18.91		$19.05		$18.93
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10		0.23		0.28		0.06		0.26		0.36		0.49
Net realized and unrealized gains (losses)	(0.13)		(0.08)		(0.14)		–		0.40		(0.08)		0.14
Total from Investment Operations	(0.03)		0.15		0.14		0.06		0.66		0.28		0.63
LESS DISTRIBUTIONS PAID:
From net investment income	(0.11)		(0.24)		(0.29)		(0.06)		(0.30)		(0.42)		(0.51)
Total Distributions Paid	(0.11)		(0.24)		(0.29)		(0.06)		(0.30)		(0.42)		(0.51)
Net Asset Value, End of Period	$18.89		$19.03		$19.12		$19.27		$19.27		$18.91		$19.05
Total Return (1)	(0.14)%		0.80%		0.75%		0.34%		3.50%		1.47%		3.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$641,529		$697,075		$441,787		$310,171		$162,513		$124,519		$175,313
Ratio to average net assets of: (2)
Expenses, net of waivers, reimbursements and credits	0.40	%(3)	0.40	%(3)	0.40	%(3)	0.38	%(3)	0.35	%(3)	0.34	%(3)	0.36%
Expenses, before waivers, reimbursements and credits	0.42%		0.49%		0.71%		0.74%		0.61%		0.57%		0.58%
Net investment income, net of waivers, reimbursements and credits	1.15	%(3)	1.21	%(3)	1.44	%(3)	0.89	%(3)	1.39	%(3)	1.86	%(3)	2.52%
Net investment income, before waivers, reimbursements and credits	1.13%		1.12%		1.13%		0.53%		1.13%		1.63%		2.30%
Portfolio Turnover Rate	143.06%		277.34%		424.85%		181.67%		517.67%		411.73%		432.78%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with an affiliated investment of approximately $9,000, $6,000, $18,000, $19,000, $21,000 and $32,000, which represent less than 0.005, 0.005, 0.005, 0.02, 0.01 and 0.02 percent of average net assets for the six months ended September 30, 2015, the fiscal years ended March 31, 2015 and 2014, the four months ended March 31, 2013, and the fiscal years ended November 30, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014		FISCAL YEAR ENDED MARCH 31, 2013		FISCAL YEAR ENDED MARCH 31, 2012		FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$9.89	$9.77	$9.97		$10.13		$10.31		$10.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	0.05	0.03		0.03		0.01		0.06
Net realized and unrealized gains (losses)	0.04	0.12	(0.19)		0.15		0.28		0.18
Total from Investment Operations	0.07	0.17	(0.16)		0.18		0.29		0.24
LESS DISTRIBUTIONS PAID:
From net investment income	(0.03)	(0.05)	(0.04)		(0.06)		(0.02)		(0.05)
From net realized gains	–	–	–		(0.28)		(0.45)		(0.25)
Total Distributions Paid	(0.03)	(0.05)	(0.04)		(0.34)		(0.47)		(0.30)
Net Asset Value, End of Period	$9.93	$9.89	$9.77		$9.97		$10.13		$10.31
Total Return (1)	0.58%	1.75%	(1.57)%		1.76%		2.85%		2.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$175,514	$182,241	$217,733		$268,597		$319,615		$1,052,765
Ratio to average net assets of: (2)
Expenses, net of reimbursements and credits	0.40%	0.41%	0.40	%(3)	0.38	%(3)	0.79	%(3)	0.83	%(3)
Expenses, before reimbursements and credits	0.47%	0.54%	0.73%		0.85%		0.99%		0.99%
Net investment income, net of reimbursements and credits	0.56%	0.47%	0.32	%(3)	0.34	%(3)	0.14	%(3)	0.32	%(3)
Net investment income (loss), before reimbursements and credits	0.49%	0.34%	(0.01)%		(0.13)%		(0.06)%		0.16%
Portfolio Turnover Rate	278.52%	670.75%	1,567.58%		2,309.43%		1,331.05%		1,061.57%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with an affiliated investment of approximately $5,000, $55,000, $297,000 and $652,000, which represent less than 0.005, 0.02, 0.04 and 0.07 percent of average net assets for the fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015		FISCAL YEAR ENDED MARCH 31, 2014		FISCAL YEAR ENDED MARCH 31, 2013		FISCAL YEAR ENDED MARCH 31, 2012		FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$10.15	$10.16		$10.16		$10.13		$10.12		$10.10
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	0.06		0.06		0.07		0.10		0.10
Net realized and unrealized gains (losses)	(0.02)	(0.01)		–	(1)	0.04		0.02		0.03
Total from Investment Operations	0.01	0.05		0.06		0.11		0.12		0.13
LESS DISTRIBUTIONS PAID:
From net investment income	(0.03)	(0.05)		(0.06)		(0.08)		(0.10)		(0.10)
From net realized gains	–	(0.01)		–	(1)	–		(0.01)		(0.01)
Total Distributions Paid	(0.03)	(0.06)		(0.06)		(0.08)		(0.11)		(0.11)
Net Asset Value, End of Period	$10.13	$10.15		$10.16		$10.16		$10.13		$10.12
Total Return (2)	0.09%	0.52%		0.63%		1.08%		1.18%		1.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,272,502	$3,181,724		$2,828,389		$2,244,236		$1,345,415		$696,520
Ratio to average net assets of: (3)
Expenses, net of reimbursements and credits	0.25%	0.25	%(4)	0.25	%(4)	0.20	%(4)	0.25	%(4)	0.24	%(4)
Expenses, before reimbursements and credits	0.26%	0.30%		0.43%		0.43%		0.43%		0.44%
Net investment income, net of reimbursements and credits	0.58%	0.55	%(4)	0.60	%(4)	0.62	%(4)	0.95	%(4)	1.01	%(4)
Net investment income, before reimbursements and credits	0.57%	0.50%		0.42%		0.39%		0.77%		0.81%
Portfolio Turnover Rate	22.83%	131.54%		41.85%		32.02%		116.89%		40.44%

(1)	Per share amounts were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with an affiliated investment of approximately $1,000, $3,000, $17,000, $16,000 and $28,000, which represent less than 0.005, less than 0.001, less than 0.001, less than 0.005, and 0.01 percent of average net assets for the fiscal years ended March 31, 2015, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

ULTRA-SHORT FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014	FISCAL YEAR ENDED MARCH 31, 2013	FISCAL YEAR ENDED MARCH 31, 2012	FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$10.21	$10.22	$10.22	$10.18	$10.15	$10.11
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04	0.08	0.07	0.10	0.12	0.10
Net realized and unrealized gains (losses)	(0.03)	– (1)	0.01	0.05	0.05	0.04
Total from Investment Operations	0.01	0.08	0.08	0.15	0.17	0.14
LESS DISTRIBUTIONS PAID:
From net investment income	(0.04)	(0.08)	(0.07)	(0.10)	(0.12)	(0.10)
From net realized gains	–	(0.01)	(0.01)	(0.01)	(0.02)	– (1)
Total Distributions Paid	(0.04)	(0.09)	(0.08)	(0.11)	(0.14)	(0.10)
Net Asset Value, End of Period	$10.18	$10.21	$10.22	$10.22	$10.18	$10.15
Total Return (2)	0.11%	0.77%	0.77%	1.49%	1.59%	1.47%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,847,647	$1,611,089	$1,700,630	$1,101,143	$464,677	$371,411
Ratio to average net assets of: (3)
Expenses, net of reimbursements and credits (4)	0.25%	0.25%	0.25%	0.25%	0.25%	0.24%
Expenses, before reimbursements and credits	0.26%	0.31%	0.44%	0.45%	0.44%	0.46%
Net investment income, net of reimbursements and credits (4)	0.82%	0.75%	0.70%	0.90%	1.12%	1.04%
Net investment income, before reimbursements and credits	0.81%	0.69%	0.51%	0.70%	0.93%	0.82%
Portfolio Turnover Rate	23.82%	62.53%	36.50%	49.42%	45.97%	52.01%

(1)	Per share amounts were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with an affiliated investment of approximately $17,000, $6,000, $14,000, $26,000, $8,000 and $22,000, which represent less than 0.005, less than 0.005, less than 0.005, less than 0.005, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2015 and the fiscal years ended March 31, 2015, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

U.S. GOVERNMENT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014		FISCAL YEAR ENDED MARCH 31, 2013		FISCAL YEAR ENDED MARCH 31, 2012		FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$9.76	$9.53	$9.85		$9.97		$9.77		$10.03
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04	0.08	0.07		0.06		0.05		0.11
Net realized and unrealized gains (losses)	0.03	0.23	(0.32)		0.22		0.49		0.22
Total from Investment Operations	0.07	0.31	(0.25)		0.28		0.54		0.33
LESS DISTRIBUTIONS PAID:
From net investment income	(0.04)	(0.08)	(0.07)		(0.07)		(0.06)		(0.12)
From net realized gains	–	–	–		(0.33)		(0.28)		(0.47)
Total Distributions Paid	(0.04)	(0.08)	(0.07)		(0.40)		(0.34)		(0.59)
Net Asset Value, End of Period	$9.79	$9.76	$9.53		$9.85		$9.97		$9.77
Total Return (1)	0.74%	3.24%	(2.52)%		2.75%		5.51%		3.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$26,961	$29,043	$34,146		$49,724		$61,505		$74,041
Ratio to average net assets of: (2)
Expenses, net of reimbursements and credits	0.43%	0.43%	0.41	%(3)	0.39	%(3)	0.76	%(3)	0.85	%(3)
Expenses, before reimbursements and credits	0.83%	0.98%	1.31%		1.22%		1.14%		1.13%
Net investment income, net of reimbursements and credits	0.83%	0.78%	0.65	%(3)	0.51	%(3)	0.50	%(3)	1.00	%(3)
Net investment income (loss), before reimbursements and credits	0.43%	0.23%	(0.25)%		(0.32)%		0.12%		0.72%
Portfolio Turnover Rate	201.17%	545.92%	1,734.43%		2,761.35%		1,609.59%		982.00%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of advisory fees incurred in connection with an affiliated investment of approximately $1,000, $11,000, $13,000 and $41,000, which represent less than 0.005, 0.02, 0.02, and 0.05 percent of average net assets for the fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 16.1%

Automobile – 0.9%

Hyundai Auto Receivables Trust, Series 2015-B, Class A3, 1.12%, 11/15/19	$1,000	$998

Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3, 0.95%, 4/22/19	1,290	1,282
		2,280

Commercial Mortgage-Backed Securities – 10.1%

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A4, 5.90%, 6/11/40	1,135	1,199

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4, 5.74%, 9/11/42	900	963

Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.90%, 12/10/49	2,035	2,149

Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2, 1.99%, 4/10/46	995	1,004

Commercial Mortgage Trust, Series 2013-CR6, Class A2, 2.12%, 3/10/46	1,655	1,673

Commercial Mortgage Trust, Series 2013-CR9, Class A2, 3.06%, 7/10/45	182	189

JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class A2, 3.02%, 8/15/46	500	519

JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2, 3.05%, 4/15/47	1,915	1,992

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.44%, 6/12/47	2,040	2,113

LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.27%, 4/15/41	1,946	2,100

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A2, 1.86%, 2/15/46	870	876

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2, 1.97%, 5/15/46	1,150	1,160

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 16.1% – continued

Commercial Mortgage-Backed Securities – 10.1% – continued

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A2, 2.85%, 6/15/47	$440	$455

Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	1,709	1,818

Morgan Stanley Capital I Trust, Series 2007-T27, Class A4, 5.82%, 6/11/42	1,908	2,030

Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.46%, 1/11/43	2,106	2,285

UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A2, 1.85%, 8/10/49	1,415	1,426
		23,951

Credit Card – 5.1%

American Express Credit Account Master Trust, Series 2014-3, Class A, 1.49%, 4/15/20	1,920	1,935

BA Credit Card Trust, Series 2015-A2, Class A, 1.36%, 9/15/20	2,080	2,084

Barclays Dryrock Issuance Trust, Series 2015-2, Class A, 1.56%, 3/15/21	165	166

Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A5, 1.48%, 7/15/20	920	926

Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5, 1.60%, 5/17/21	445	448

Chase Issuance Trust, Series 2014-A7, Class A7, 1.38%, 11/15/19	200	201

Chase Issuance Trust, Series 2015-A7, Class A7, 1.62%, 7/15/20	920	930

Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.73%, 4/9/20	1,265	1,280

Discover Card Execution Note Trust, Series 2015-A3, Class A, 1.45%, 3/15/21	2,245	2,245

Synchrony Credit Card Master Note Trust, Series 2015-2, Class A, 1.60%, 4/15/21	1,255	1,260

See Notes to the Financial Statements.

FIXED INCOME FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 16.1% – continued

Credit Card – 5.1% – continued

World Financial Network Credit Card Master Trust, Series 2012-B, Class A, 1.76%, 5/17/21	$540	$545
		12,020
Total Asset-Backed Securities
(Cost $38,360)		38,251

CORPORATE BONDS – 30.3%

Aerospace & Defense – 0.1%

Lockheed Martin Corp., 3.80%, 3/1/45	240	219

Auto Parts Manufacturing – 0.2%

BorgWarner, Inc., 4.63%, 9/15/20	240	263
4.38%, 3/15/45	155	139
		402

Automobiles Manufacturing – 0.7%

Ford Motor Co., 7.45%, 7/16/31	280	348

Ford Motor Credit Co. LLC, 3.66%, 9/8/24	550	534

General Motors Financial Co., Inc., 3.20%, 7/13/20	490	483

Nissan Motor Acceptance Corp., 2.35%, 3/4/19 (1)	240	243
		1,608

Banks – 0.4%

Capital One N.A., 1.50%, 3/22/18	355	350

Discover Bank, 4.25%, 3/13/26	145	147

PNC Financial Services Group (The), Inc., 4.85%, 6/1/23	625	585
		1,082

Biotechnology – 0.5%

Biogen, Inc., 2.90%, 9/15/20	210	212
3.63%, 9/15/22	160	161

Celgene Corp., 5.25%, 8/15/43	345	351

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 30.3% – continued

Biotechnology – 0.5% – continued

Gilead Sciences, Inc., 4.50%, 2/1/45	$385	$370
		1,094

Cable & Satellite – 1.0%

CCO Safari II LLC, 4.46%, 7/23/22 (1)	335	335
6.38%, 10/23/35 (1)	340	344

Comcast Corp., 6.30%, 11/15/17	425	469
4.25%, 1/15/33	428	425
6.40%, 5/15/38	285	357

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42	385	362
		2,292

Chemicals – 0.5%

CF Industries, Inc., 5.15%, 3/15/34	290	279

Eastman Chemical Co., 3.80%, 3/15/25	240	234
4.65%, 10/15/44	425	389

PPG Industries, Inc., 2.30%, 11/15/19	260	262
		1,164

Commercial Finance – 0.4%

Air Lease Corp., 5.63%, 4/1/17	185	193
3.88%, 4/1/21	185	188

General Electric Capital Corp., 6.25%, 12/15/22	450	488
		869

Communications Equipment – 0.5%

Apple, Inc., 2.70%, 5/13/22	480	483
4.45%, 5/6/44	150	149

CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	75	76

Cisco Systems, Inc., 5.90%, 2/15/39	492	600
		1,308

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 30.3% – continued

Consumer Finance – 0.1%

Synchrony Financial, 2.70%, 2/3/20	$210	$208

Consumer Services – 0.5%

Ecolab, Inc., 1.45%, 12/8/17	425	423

ERAC USA Finance LLC, 3.85%, 11/15/24 (1)	125	127
7.00%, 10/15/37 (1)	440	547
4.50%, 2/15/45 (1)	85	79
		1,176

Containers & Packaging – 0.1%

International Paper Co., 4.80%, 6/15/44	260	241

Department Stores – 0.3%

Macy’s Retail Holdings, Inc., 4.50%, 12/15/34	680	623

Diversified Banks – 4.0%

Bank of America Corp., 3.88%, 3/22/17	65	67
6.00%, 9/1/17	170	183
2.65%, 4/1/19	585	592
4.13%, 1/22/24	460	481
4.00%, 1/22/25	725	710
7.75%, 5/14/38	595	814
5.00%, 1/21/44	685	721

Citigroup, Inc., 6.00%, 8/15/17	200	216
4.05%, 7/30/22	390	398
3.88%, 3/26/25	435	423
4.45%, 9/29/27	455	452
6.68%, 9/13/43	538	659

JPMorgan Chase & Co., 7.90%, 4/30/18	445	462
6.30%, 4/23/19	340	387
5.00%, 7/1/19	265	258
5.30%, 5/1/20	280	275
5.15%, 5/1/23	115	108
3.90%, 7/15/25	270	275

Wells Fargo & Co., 7.98%, 3/15/18	135	143
2.15%, 1/30/20	315	314
2.60%, 7/22/20	235	237

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 30.3% – continued

Diversified Banks – 4.0% – continued
5.88%, 6/15/25	$580	$594
4.30%, 7/22/27	290	296
3.90%, 5/1/45	500	459
		9,524

Electrical Equipment Manufacturing – 0.2%

Keysight Technologies, Inc., 3.30%, 10/30/19 (1)	235	236

Roper Technologies, Inc., 6.25%, 9/1/19	125	142
		378

Entertainment Content – 0.3%

CBS Corp., 1.95%, 7/1/17	275	276
4.30%, 2/15/21	100	107

Time Warner, Inc., 6.10%, 7/15/40	370	418
		801

Exploration & Production – 0.3%

Kerr-McGee Corp., 6.95%, 7/1/24	325	380

Noble Energy, Inc., 3.90%, 11/15/24	250	233
		613

Financial Services – 3.6%

Ares Capital Corp., 4.88%, 11/30/18	280	289

Blackstone Holdings Finance Co. LLC, 4.45%, 7/15/45 (1)	165	156

Carlyle Holdings II Finance LLC, 5.63%, 3/30/43 (1)	335	353

FMR LLC, 6.45%, 11/15/39 (1)	950	1,175

Goldman Sachs Group (The), Inc., 5.63%, 1/15/17	345	362
2.90%, 7/19/18	225	231
2.63%, 1/31/19	585	592
2.55%, 10/23/19	355	357
5.75%, 1/24/22	520	597
4.00%, 3/3/24	345	355
6.45%, 5/1/36	455	531
6.75%, 10/1/37	540	644
4.80%, 7/8/44	675	684

See Notes to the Financial Statements.

FIXED INCOME FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 30.3% – continued

Financial Services – 3.6% – continued

KKR Group Finance Co. III LLC, 5.13%, 6/1/44 (1)	$135	$132

KKR Group Finance Co. LLC, 6.38%, 9/29/20 (1)	105	123

Morgan Stanley, 2.50%, 1/24/19	550	558
2.38%, 7/23/19	355	355
5.00%, 11/24/25	450	479
4.30%, 1/27/45	420	399

Prospect Capital Corp., 5.00%, 7/15/19	275	285
		8,657

Food & Beverage – 0.4%

ConAgra Foods, Inc., 2.10%, 3/15/18	207	206

JM Smucker (The) Co., 4.25%, 3/15/35 (1)	165	159

Mead Johnson Nutrition Co., 4.60%, 6/1/44	135	127

Tyson Foods, Inc., 2.65%, 8/15/19	300	302
4.88%, 8/15/34	195	199
		993

Forest & Paper Products Manufacturing – 0.2%

Georgia-Pacific LLC, 3.16%, 11/15/21 (1)	380	384

Hardware – 0.1%

NetApp, Inc., 2.00%, 12/15/17	315	315

Health Care Facilities & Services – 0.9%

Cardinal Health, Inc., 1.70%, 3/15/18	233	232
4.50%, 11/15/44	635	615

Laboratory Corp. of America Holdings, 2.63%, 2/1/20	150	151
3.60%, 2/1/25	405	392

McKesson Corp., 0.95%, 12/4/15	75	75
5.70%, 3/1/17	100	106
4.88%, 3/15/44	525	534
		2,105

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 30.3% – continued

Industrial Other – 0.1%

SBA Tower Trust, 2.93%, 12/15/17 (1)	$195	$198

WW Grainger, Inc., 4.60%, 6/15/45	165	174
		372

Integrated Oils – 0.2%

ConocoPhillips Co., 4.15%, 11/15/34	570	541

Life Insurance – 1.5%

Lincoln National Corp., 6.05%, 4/20/67	555	466

MetLife, Inc., 6.40%, 12/15/36	390	425
4.88%, 11/13/43	285	300

Principal Financial Group, Inc., 1.85%, 11/15/17	190	191

Protective Life Corp., 8.45%, 10/15/39	520	691

Prudential Financial, Inc., 3.00%, 5/12/16	175	177
2.35%, 8/15/19	195	196
5.63%, 6/15/43	460	475
4.60%, 5/15/44	290	292

Reinsurance Group of America, Inc., 4.70%, 9/15/23	290	313
		3,526

Machinery Manufacturing – 0.4%

Caterpillar Financial Services Corp., 2.00%, 3/5/20	325	322

Ingersoll-Rand Global Holding Co. Ltd., 6.88%, 8/15/18	225	254

Parker-Hannifin Corp., 4.20%, 11/21/34	405	412
		988

Managed Care – 0.6%

Anthem, Inc., 1.88%, 1/15/18	100	100
2.25%, 8/15/19	315	314
4.65%, 8/15/44	505	488

Humana, Inc., 3.85%, 10/1/24	220	221

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 30.3% – continued

Managed Care – 0.6% – continued
4.63%, 12/1/42	$250	$240
		1,363

Mass Merchants – 0.2%

Wal-Mart Stores, Inc., 3.30%, 4/22/24	385	398

Medical Equipment & Devices Manufacturing – 1.0%

Abbott Laboratories, 2.55%, 3/15/22	735	726

Baxter International, Inc., 5.38%, 6/1/18	330	358

Becton Dickinson and Co., 4.69%, 12/15/44	390	390

Medtronic, Inc., 4.38%, 3/15/35	240	243

Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	105	106

Zimmer Biomet Holdings, Inc., 1.45%, 4/1/17	235	234
3.55%, 4/1/25	285	279
		2,336

Metals & Mining – 0.2%

Commercial Metals Co., 7.35%, 8/15/18	130	137

Glencore Funding LLC, 2.13%, 4/16/18 (1)	180	155
3.13%, 4/29/19 (1)	215	181
		473

Oil & Gas Services & Equipment – 0.2%

Rowan Cos., Inc., 4.88%, 6/1/22	261	194
5.40%, 12/1/42	465	276
		470

Pharmaceuticals – 0.1%

AbbVie, Inc., 4.50%, 5/14/35	240	232

Pipeline – 1.0%

Energy Transfer Partners L.P., 3.60%, 2/1/23	320	288
6.50%, 2/1/42	515	473

Enterprise Products Operating LLC, 6.30%, 9/15/17	225	244

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 30.3% – continued

Pipeline – 1.0% – continued

Gulfstream Natural Gas System LLC, 4.60%, 9/15/25 (1)	$270	$272

Kinder Morgan Energy Partners L.P., 5.95%, 2/15/18	430	460

Regency Energy Partners L.P./Regency Energy Finance Corp., 5.50%, 4/15/23	305	295

Sunoco Logistics Partners Operations L.P., 4.25%, 4/1/24	235	214

Williams (The) Cos., Inc., 5.75%, 6/24/44	190	131
		2,377

Power Generation – 0.3%

Exelon Generation Co. LLC, 2.95%, 1/15/20	220	223
4.00%, 10/1/20	425	446
		669

Property & Casualty Insurance – 0.3%

American International Group, Inc., 3.38%, 8/15/20	275	287
3.88%, 1/15/35	390	359
		646

Publishing & Broadcasting – 0.4%

21st Century Fox America, Inc., 7.25%, 5/18/18	215	246
6.90%, 8/15/39	590	721
		967

Railroad – 0.8%

Burlington Northern Santa Fe LLC, 3.65%, 9/1/25	490	496
4.55%, 9/1/44	605	593

CSX Corp., 4.75%, 5/30/42	510	506
3.95%, 5/1/50	245	212

Union Pacific Corp., 3.38%, 2/1/35	240	218
		2,025

Real Estate – 1.3%

Corporate Office Properties L.P., 5.25%, 2/15/24	385	397

EPR Properties, 5.75%, 8/15/22	20	21

See Notes to the Financial Statements.

FIXED INCOME FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 30.3% – continued

Real Estate – 1.3% – continued
4.50%, 4/1/25	$600	$575

ERP Operating L.P., 4.50%, 7/1/44	305	307

Host Hotels & Resorts L.P., 4.00%, 6/15/25	150	148

Kimco Realty Corp., 5.70%, 5/1/17	115	122

Omega Healthcare Investors, Inc., 4.95%, 4/1/24	705	713

Simon Property Group L.P., 2.15%, 9/15/17	200	203

Ventas Realty L.P., 5.70%, 9/30/43	180	199

WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 9/15/17 (1)	210	209
4.75%, 9/17/44 (1)	235	227
		3,121

Refining & Marketing – 0.3%

Marathon Petroleum Corp., 3.63%, 9/15/24	160	155

Phillips 66, 2.95%, 5/1/17	287	294
4.65%, 11/15/34	395	384
		833

Restaurants – 0.1%

McDonald’s Corp., 5.80%, 10/15/17	185	201

Retail – Consumer Discretionary – 0.2%

Amazon.com, Inc., 4.80%, 12/5/34	375	385

Retail – Consumer Staples – 0.0%

Bunge Ltd. Finance Corp., 8.50%, 6/15/19	115	137

Semiconductors – 0.3%

Intel Corp., 4.80%, 10/1/41	235	242

KLA-Tencor Corp., 4.13%, 11/1/21	250	254
5.65%, 11/1/34	135	131
		627

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 30.3% – continued

Software & Services – 0.9%

Autodesk, Inc., 1.95%, 12/15/17	$310	$312

CA, Inc., 2.88%, 8/15/18	205	208

Hewlett Packard Enterprise Co., 10/5/18 (1)(2)	330	330
10/15/25 (1)(2)	635	633

Oracle Corp., 3.25%, 5/15/30	795	748
		2,231

Supermarkets & Pharmacies – 0.7%

CVS Health Corp., 2.25%, 8/12/19	274	277
4.88%, 7/20/35	285	299

Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	430	436
3.80%, 11/18/24	245	244
4.50%, 11/18/34	415	393
		1,649

Tobacco – 0.7%

Altria Group, Inc., 5.38%, 1/31/44	455	495

Philip Morris International, Inc., 3.38%, 8/11/25	240	241

Reynolds American, Inc., 4.45%, 6/12/25	130	136
5.85%, 8/15/45	355	395

RJ Reynolds Tobacco Co., 8.13%, 6/23/19	430	509
		1,776

Travel & Lodging – 0.1%

Wyndham Worldwide Corp., 2.50%, 3/1/18	200	200

Utilities – 1.2%

Berkshire Hathaway Energy Co., 3.50%, 2/1/25	155	156

CenterPoint Energy, Inc., 6.50%, 5/1/18	190	211

CMS Energy Corp., 8.75%, 6/15/19	245	301

Dominion Gas Holdings LLC, 4.60%, 12/15/44	255	243

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 30.3% – continued

Utilities – 1.2% – continued

Dominion Resources, Inc., 2.50%, 12/1/19	$280	$282
3.63%, 12/1/24	200	200

Exelon Corp., 2.85%, 6/15/20	155	156
3.95%, 6/15/25	205	207
5.63%, 6/15/35	170	186

Jersey Central Power & Light Co., 4.70%, 4/1/24 (1)	265	277

NextEra Energy Capital Holdings, Inc., 2.40%, 9/15/19	330	329

Progress Energy, Inc., 7.75%, 3/1/31	280	379
		2,927

Wireless Telecommunications Services – 1.9%

AT&T, Inc., 3.00%, 6/30/22	745	727
4.50%, 5/15/35	155	142

Verizon Communications, Inc., 3.65%, 9/14/18	395	416
3.50%, 11/1/21	935	956
3.50%, 11/1/24	485	477
6.40%, 9/15/33	720	825
6.55%, 9/15/43	140	165
5.01%, 8/21/54	795	724
		4,432
Total Corporate Bonds
(Cost $73,052)		71,958

FOREIGN ISSUER BONDS – 5.8%

Auto Parts Manufacturing – 0.1%

Magna International, Inc., 4.15%, 10/1/25	165	165

Banks – 1.3%

Australia & New Zealand Banking Group Ltd., 4.50%, 3/19/24 (1)	460	460

Credit Suisse, 5.40%, 1/14/20	345	382
3.00%, 10/29/21	220	220

Deutsche Bank A.G., 2.50%, 2/13/19	445	447

ING Bank N.V., 2.05%, 8/17/18 (1)	555	557

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 5.8% – continued

Banks – 1.3% – continued

Lloyds Bank PLC, 2.30%, 11/27/18	$500	$506
6.50%, 9/14/20 (1)	215	248

Lloyds Banking Group PLC, 4.50%, 11/4/24	315	317
		3,137

Chemicals – 0.4%

Agrium, Inc., 4.90%, 6/1/43	250	244

LYB International Finance B.V., 4.88%, 3/15/44	350	331

LyondellBasell Industries N.V., 5.00%, 4/15/19	215	232

Potash Corp. of Saskatchewan, Inc., 3.25%, 12/1/17	195	201
		1,008

Diversified Banks – 1.3%

BNP Paribas S.A., 2.38%, 5/21/20	355	356
4.38%, 9/28/25 (1)	455	444

Deutsche Bank A.G., 4.50%, 4/1/25	215	208

HSBC Holdings PLC, 5.63%, 1/17/20	445	428
5.25%, 3/14/44	695	705

Nordea Bank AB, 5.50%, 9/23/19 (1)	630	615

Royal Bank of Scotland Group PLC, 1.88%, 3/31/17	200	200
		2,956

Exploration & Production – 0.5%

Canadian Natural Resources Ltd., 5.70%, 5/15/17	300	317
3.90%, 2/1/25	465	427

Petro-Canada, 6.05%, 5/15/18	345	379
		1,123

Financial Services – 0.4%

Hutchison Whampoa International 14 Ltd., 1.63%, 10/31/17 (1)	780	777

See Notes to the Financial Statements.

FIXED INCOME FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 5.8% – continued

Financial Services – 0.4% – continued

UBS Group Funding Jersey Ltd., 2.95%, 9/24/20 (1)	$255	$255
		1,032

Food & Beverage – 0.2%

Suntory Holdings Ltd., 2.55%, 9/29/19 (1)	360	364

Hardware – 0.1%

Seagate HDD Cayman, 4.75%, 1/1/25	260	250

Integrated Oils – 0.6%

BP Capital Markets PLC, 1.38%, 11/6/17	365	365
3.54%, 11/4/24	480	476

Shell International Finance B.V., 2.13%, 5/11/20	265	265

Suncor Energy, Inc., 3.60%, 12/1/24	365	362
		1,468

Life Insurance – 0.1%

Dai-ichi Life Insurance (The) Co. Ltd., 5.10%, 10/28/24 (1)	235	243

Machinery Manufacturing – 0.2%

Pentair Finance S.A., 1.88%, 9/15/17	195	193

Tyco Electronics Group S.A., 6.55%, 10/1/17	180	197

Tyco International Finance S.A., 5.13%, 9/14/45	85	89
		479

Pharmaceuticals – 0.1%

Actavis Funding SCS, 4.55%, 3/15/35	165	152

Pipeline – 0.0%

TransCanada PipeLines Ltd., 0.75%, 1/15/16	100	100

Property & Casualty Insurance – 0.4%

Allied World Assurance Co. Holdings Ltd., 7.50%, 8/1/16	255	268
5.50%, 11/15/20	190	211

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 5.8% – continued

Property & Casualty Insurance – 0.4% – continued

XLIT Ltd., 6.50%, 4/15/17	$450	$357
		836

Railroad – 0.1%

Canadian Pacific Railway Co., 4.80%, 9/15/35	325	331
Total Foreign Issuer Bonds
(Cost $13,731)		13,644

U.S. GOVERNMENT AGENCIES – 23.6% (3)

Fannie Mae – 22.8%

Pool #535714, 7.50%, 1/1/31	11	13

Pool #555599, 7.00%, 4/1/33	28	35

Pool #656035, 7.50%, 9/1/32	6	6

Pool #712130, 7.00%, 6/1/33	13	16

Pool #845182, 5.50%, 11/1/35	31	35

Pool #890009, 5.50%, 9/1/36	130	146

Pool #890384, 4.50%, 10/1/41	24	26

Pool #893082, 2.63%, 9/1/36	192	205

Pool #932638, 5.00%, 3/1/40	347	387

Pool #AA7583, 4.50%, 6/1/39	29	32

Pool #AB1470, 4.50%, 9/1/40	378	411

Pool #AB3114, 5.00%, 6/1/41	304	338

Pool #AB9522, 3.50%, 5/1/43	1,741	1,820

Pool #AC6118, 4.50%, 11/1/39	365	397

Pool #AC9581, 5.50%, 1/1/40	197	221

Pool #AD0915, 5.50%, 12/1/38	212	239

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 23.6% (3) – continued

Fannie Mae – 22.8% – continued

Pool #AD1645, 5.00%, 3/1/40	$44	$48

Pool #AD6929, 5.00%, 6/1/40	270	298

Pool #AH1507, 4.50%, 12/1/40	411	452

Pool #AH9109, 4.50%, 4/1/41	28	30

Pool #AI8193, 4.50%, 8/1/41	1,592	1,730

Pool #AL4408, 4.50%, 11/1/43	1,939	2,134

Pool #AL4908, 4.00%, 2/1/44	483	520

Pool #AL5686, 4.00%, 9/1/44	1,251	1,348

Pool #AQ9333, 4.00%, 1/1/43	1,271	1,370

Pool #AS3473, 4.00%, 10/1/44	3,237	3,455

Pool #AS3655, 4.50%, 10/1/44	1,448	1,574

Pool #AS3797, 5.00%, 11/1/44	1,378	1,523

Pool #AU7032, 4.00%, 11/1/43	4,710	5,069

Pool #AW2706, 4.00%, 4/1/44	3,183	3,398

Pool #AW6233, 4.50%, 6/1/44	1,166	1,283

Pool TBA, 10/15/45 (2)	24,650	25,413
		53,972

Freddie Mac – 0.2%

Pool #1B3575, 5.94%, 9/1/37	17	17

Pool #1G2296, 6.17%, 11/1/37	131	141

Pool #1J0365, 2.51%, 4/1/37	166	178

Pool #1J2840, 2.65%, 9/1/37	194	207
		543

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 23.6% (3) – continued

Freddie Mac Gold – 0.6%

Pool #A65182, 6.50%, 9/1/37	$409	$471

Pool #C02790, 6.50%, 4/1/37	217	248

Pool #C02838, 5.50%, 5/1/37	215	242

Pool #C03517, 4.50%, 9/1/40	284	308

Pool #G01954, 5.00%, 11/1/35	190	210
		1,479

Government National Mortgage Association I – 0.0%

Pool #604183, 5.50%, 4/15/33	7	8

Pool #633627, 5.50%, 9/15/34	9	10
		18
Total U.S. Government Agencies
(Cost $55,279)		56,012

U.S. GOVERNMENT OBLIGATIONS – 20.5%

U.S. Treasury Bonds – 0.3%
3.00%, 5/15/45	607	621

U.S. Treasury Notes – 19.8%
0.63%, 9/30/17	5,070	5,068
1.00%, 9/15/18	4,998	5,009
1.38%, 9/30/20	17,565	17,561
1.75%, 9/30/22	12,490	12,484
2.00%, 8/15/25	6,923	6,886
		47,008

U.S. Treasury Strips – 0.4%
2.00%, 8/15/43	2,425	1,049
Total U.S. Government Obligations
(Cost $48,486)		48,678

See Notes to the Financial Statements.

FIXED INCOME FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 12.4%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (4)	29,539,228	$29,539
Total Investment Companies
(Cost $29,539)		29,539

Total Investments – 108.7%
(Cost $258,447)		258,082

Liabilities less Other Assets – (8.7)%		(20,652)
NET ASSETS – 100.0%		$237,430

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	When-Issued Security. Coupon rate is not in effect at September 30, 2015.
(3)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

At September 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	18.8%
U.S. Agency	11.9
AAA	12.4
AA	2.9
A	10.6
BBB	22.0
BB	0.1
Not Rated	9.8
Cash Equivalents	11.5

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities (1)	$–	$38,251	$–	$38,251
Corporate Bonds (1)	–	71,958	–	71,958
Foreign Issuer Bonds (1)	–	13,644	–	13,644
U.S. Government Agencies (1)	–	56,012	–	56,012
U.S. Government Obligations (1)	–	48,678	–	48,678
Investment Companies	29,539	–	–	29,539
Total Investments	$29,539	$228,543	$–	$258,082

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 16.3%

Automobile – 1.1%

Hyundai Auto Receivables Trust, Series 2015-B, Class A3, 1.12%, 11/15/19	$8,500	$8,484

Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3, 0.95%, 4/22/19	10,385	10,322
		18,806

Commercial Mortgage-Backed Securities – 10.1%

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A4, 5.90%, 6/11/40	5,145	5,434

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4, 5.74%, 9/11/42	10,530	11,268

Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.90%, 12/10/49	16,241	17,150

Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2, 1.99%, 4/10/46	1,395	1,407

Commercial Mortgage Trust, Series 2013-CR6, Class A2, 2.12%, 3/10/46	16,145	16,318

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.44%, 6/12/47	12,726	13,183

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C14, Class A2, 3.02%, 8/15/46	11,025	11,445

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A2, 3.05%, 4/15/47	16,145	16,797

LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.27%, 4/15/41	8,049	8,687

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A2, 1.97%, 8/15/45	320	323

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A2, 1.86%, 2/15/46	7,110	7,160

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2, 1.97%, 5/15/46	13,389	13,509

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 16.3% – continued

Commercial Mortgage-Backed Securities – 10.1% – continued

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A2, 2.85%, 6/15/47	$3,955	$4,091

Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	17,487	18,599

Morgan Stanley Capital I Trust, Series 2007-T27, Class A4, 5.82%, 6/11/42	8,361	8,895

Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.46%, 1/11/43	16,174	17,547

UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A2, 1.85%, 8/10/49	1,000	1,008
		172,821

Credit Card – 5.1%

American Express Credit Account Master Trust, Series 2014-3, Class A, 1.49%, 4/15/20	15,760	15,882

BA Credit Card Trust, Series 2015-A2, Class A, 1.36%, 9/15/20	11,150	11,170

Barclays Dryrock Issuance Trust, Series 2015-2, Class A, 1.56%, 3/15/21	1,335	1,341

Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A5, 1.48%, 7/15/20	3,585	3,609

Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5, 1.60%, 5/17/21	1,000	1,008

Chase Issuance Trust, Series 2015-A7, Class A7, 1.62%, 7/15/20	7,000	7,077

Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.73%, 4/9/20	8,550	8,650

Discover Card Execution Note Trust, Series 2015-A3, Class A, 1.45%, 3/15/21	16,165	16,163

Synchrony Credit Card Master Note Trust, Series 2015-2, Class A, 1.60%, 4/15/21	16,735	16,795

See Notes to the Financial Statements.

FIXED INCOME FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 16.3% – continued

Credit Card – 5.1% – continued

World Financial Network Credit Card Master Trust, Series 2012-B, Class A, 1.76%, 5/17/21	$6,000	$6,056
		87,751
Total Asset-Backed Securities
(Cost $279,809)		279,378

CORPORATE BONDS – 35.8%

Aerospace & Defense – 0.3%

Lockheed Martin Corp., 3.80%, 3/1/45	1,955	1,783

TransDigm, Inc., 6.00%, 7/15/22	2,720	2,536
		4,319

Auto Parts Manufacturing – 0.7%

American Axle & Manufacturing, Inc., 6.25%, 3/15/21	3,330	3,322

BorgWarner, Inc., 4.63%, 9/15/20	3,090	3,381
4.38%, 3/15/45	1,310	1,175

Dana Holding Corp., 6.75%, 2/15/21	2,665	2,765

ZF North America Capital, Inc., 4.00%, 4/29/20 (1)	850	808
		11,451

Automobiles Manufacturing – 0.6%

Ford Motor Co., 7.45%, 7/16/31	2,205	2,739

Ford Motor Credit Co. LLC, 3.66%, 9/8/24	3,540	3,436

General Motors Co., 6.25%, 10/2/43	2,715	2,888

General Motors Financial Co., Inc., 4.38%, 9/25/21	1,780	1,817
		10,880

Banks – 0.4%

Discover Bank, 4.25%, 3/13/26	1,895	1,919

PNC Financial Services Group (The), Inc., 4.85%, 6/1/23 (2)	4,465	4,180
		6,099

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 35.8% – continued

Biotechnology – 0.5%

Biogen, Inc., 2.90%, 9/15/20	$1,550	$1,566
3.63%, 9/15/22	1,265	1,275

Celgene Corp., 5.25%, 8/15/43	2,510	2,553

Gilead Sciences, Inc., 4.50%, 2/1/45	3,255	3,128
		8,522

Cable & Satellite – 1.0%

CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 3/15/21	2,465	2,428

CCO Safari II LLC, 4.46%, 7/23/22 (1)	2,685	2,686
6.38%, 10/23/35 (1)	2,710	2,742

Comcast Corp., 4.25%, 1/15/33	3,441	3,420
6.40%, 5/15/38	2,020	2,530

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42	3,590	3,374
		17,180

Chemicals – 0.6%

CF Industries, Inc., 6.88%, 5/1/18	2,135	2,380
5.15%, 3/15/34	1,520	1,464

Eastman Chemical Co., 3.80%, 3/15/25	1,480	1,445
4.65%, 10/15/44	3,115	2,847

Tronox Finance LLC, 7.50%, 3/15/22 (1)	2,125	1,344
		9,480

Coal Operations – 0.1%

CONSOL Energy, Inc., 5.88%, 4/15/22	2,175	1,463

Commercial Finance – 0.7%

Air Lease Corp., 5.63%, 4/1/17	3,310	3,455
3.88%, 4/1/21	1,335	1,352

CIT Group, Inc., 3.88%, 2/19/19	1,705	1,695

General Electric Capital Corp., 6.25%, 12/15/22 (2)	3,100	3,363

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 35.8% – continued

Commercial Finance – 0.7% – continued

International Lease Finance Corp., 6.25%, 5/15/19	$2,000	$2,130
		11,995

Communications Equipment – 0.6%

Apple, Inc., 2.70%, 5/13/22	3,430	3,450
4.45%, 5/6/44	645	642

CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	1,575	1,586

Cisco Systems, Inc., 5.90%, 2/15/39	3,265	3,984
		9,662

Consumer Finance – 0.1%

Synchrony Financial, 2.70%, 2/3/20	1,745	1,725

Consumer Services – 1.1%

APX Group, Inc., 6.38%, 12/1/19	2,750	2,640

ERAC USA Finance LLC, 3.85%, 11/15/24 (1)	1,515	1,538
7.00%, 10/15/37 (1)	4,140	5,148
4.50%, 2/15/45 (1)	670	620

Service Corp. International, 4.50%, 11/15/20	1,186	1,204
5.38%, 1/15/22	1,600	1,648

United Rentals North America, Inc., 7.63%, 4/15/22	2,025	2,146
6.13%, 6/15/23	1,250	1,246
4.63%, 7/15/23	2,590	2,509
		18,699

Containers & Packaging – 1.1%

Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23	2,750	2,695

Graphic Packaging International, Inc., 4.75%, 4/15/21	4,015	3,975

International Paper Co., 4.80%, 6/15/44	1,860	1,722

Plastipak Holdings, Inc., 6.50%, 10/1/21 (1)	2,950	2,817

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 35.8% – continued

Containers & Packaging – 1.1% – continued

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg, 5.75%, 10/15/20	$2,250	$2,273
8.25%, 2/15/21	2,035	2,030

Sealed Air Corp., 4.88%, 12/1/22 (1)	3,375	3,337
		18,849

Department Stores – 0.1%

Macy’s Retail Holdings, Inc., 4.50%, 12/15/34	2,780	2,546

Design, Manufacturing & Distribution – 0.0%

Sanmina Corp., 4.38%, 6/1/19 (1)	500	503

Diversified Banks – 4.5%

Bank of America Corp., 3.88%, 3/22/17	815	842
6.00%, 9/1/17	3,255	3,508
2.65%, 4/1/19	4,210	4,258
4.13%, 1/22/24	3,295	3,445
6.25%, 9/5/24 (2)	1,780	1,740
4.00%, 1/22/25	5,695	5,581
7.75%, 5/14/38	4,175	5,708
5.00%, 1/21/44	3,890	4,096

Citigroup, Inc., 6.00%, 8/15/17	1,905	2,054
4.05%, 7/30/22	3,075	3,135
6.30%, 5/15/24 (2)	4,425	4,257
3.88%, 3/26/25	3,430	3,333
4.45%, 9/29/27	3,255	3,237
6.68%, 9/13/43	3,890	4,763

JPMorgan Chase & Co., 7.90%, 4/30/18 (2)	3,480	3,615
6.30%, 4/23/19	2,625	2,985
5.00%, 7/1/19 (2)	3,185	3,097
5.30%, 5/1/20 (2)	2,415	2,373
5.15%, 5/1/23 (2)	1,440	1,358
3.90%, 7/15/25	2,055	2,093

Wells Fargo & Co., 7.98%, 3/15/18 (2)	2,820	2,979
2.15%, 1/30/20	2,590	2,584
4.30%, 7/22/27	1,820	1,855

See Notes to the Financial Statements.

FIXED INCOME FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 35.8% – continued

Diversified Banks – 4.5% – continued
3.90%, 5/1/45	$4,140	$3,805
		76,701

Electrical Equipment Manufacturing – 0.2%

Keysight Technologies, Inc., 3.30%, 10/30/19 (1)	1,820	1,827

Roper Technologies, Inc., 6.25%, 9/1/19	1,900	2,156
		3,983

Entertainment Content – 0.2%

Time Warner, Inc., 6.10%, 7/15/40	2,415	2,728

Exploration & Production – 0.8%

California Resources Corp., 5.50%, 9/15/21	2,000	1,220

Denbury Resources, Inc., 6.38%, 8/15/21	1,840	1,159

Kerr-McGee Corp., 6.95%, 7/1/24	2,005	2,347

Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	1,950	536
6.25%, 11/1/19	3,410	870

Newfield Exploration Co., 5.38%, 1/1/26	1,920	1,757

QEP Resources, Inc., 6.88%, 3/1/21	3,550	3,266

WPX Energy, Inc., 6.00%, 1/15/22	950	817
5.25%, 9/15/24	2,680	2,157
		14,129

Financial Services – 4.2%

Ares Capital Corp., 4.88%, 11/30/18	3,230	3,337

Blackstone Holdings Finance Co. LLC, 4.45%, 7/15/45 (1)	1,390	1,311

FMR LLC, 6.45%, 11/15/39 (1)	5,590	6,915

Goldman Sachs Group (The), Inc., 5.63%, 1/15/17	2,430	2,552
2.90%, 7/19/18	2,505	2,570
2.63%, 1/31/19	4,600	4,657
2.55%, 10/23/19	2,545	2,562
5.38%, 5/10/20 (2)	3,315	3,238

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 35.8% – continued

Financial Services – 4.2% – continued
5.75%, 1/24/22	$3,755	$4,310
4.00%, 3/3/24	2,515	2,589
6.45%, 5/1/36	3,575	4,174
6.75%, 10/1/37	4,122	4,917
4.80%, 7/8/44	5,240	5,312

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,560	1,603

KKR Group Finance Co. III LLC, 5.13%, 6/1/44 (1)	940	916

KKR Group Finance Co. LLC, 6.38%, 9/29/20 (1)	2,195	2,575

Morgan Stanley, 2.50%, 1/24/19	5,170	5,241
2.38%, 7/23/19	1,930	1,930
5.00%, 11/24/25	3,530	3,753
4.30%, 1/27/45	3,400	3,231

Prospect Capital Corp., 5.00%, 7/15/19	1,820	1,888
5.88%, 3/15/23	1,720	1,699
		71,280

Food & Beverage – 0.6%

Constellation Brands, Inc., 6.00%, 5/1/22	3,045	3,327

JM Smucker (The) Co., 4.25%, 3/15/35 (1)	890	858

Mead Johnson Nutrition Co., 4.60%, 6/1/44	1,680	1,574

Smithfield Foods, Inc., 6.63%, 8/15/22	3,020	3,182

Tyson Foods, Inc., 4.88%, 8/15/34	1,210	1,233
		10,174

Health Care Facilities & Services – 0.8%

Cardinal Health, Inc., 1.70%, 3/15/18	1,140	1,136
4.50%, 11/15/44	2,685	2,601

HCA, Inc., 6.50%, 2/15/20	1,945	2,120

Laboratory Corp. of America Holdings, 2.63%, 2/1/20	1,215	1,219
3.60%, 2/1/25	2,675	2,590

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 35.8% – continued

Health Care Facilities & Services – 0.8% – continued

McKesson Corp., 4.88%, 3/15/44	$3,130	$3,184
		12,850

Home Improvement – 0.1%

Masco Corp., 4.45%, 4/1/25	2,255	2,283

Homebuilders – 0.4%

Lennar Corp., 4.13%, 12/1/18	2,750	2,784
4.75%, 5/30/25	3,655	3,491
		6,275

Industrial Other – 0.3%

MasTec, Inc., 4.88%, 3/15/23	3,270	2,698

SBA Tower Trust, 2.93%, 12/15/17 (1)	1,865	1,893

WW Grainger, Inc., 4.60%, 6/15/45	1,315	1,385
		5,976

Integrated Oils – 0.2%

ConocoPhillips Co., 4.15%, 11/15/34	3,125	2,967

Life Insurance – 1.7%

Lincoln National Corp., 6.05%, 4/20/67	4,205	3,532

MetLife, Inc., 6.40%, 12/15/36	3,110	3,390
4.88%, 11/13/43	2,310	2,435

Principal Financial Group, Inc., 1.85%, 11/15/17	850	855

Protective Life Corp., 8.45%, 10/15/39	6,750	8,965

Prudential Financial, Inc., 2.35%, 8/15/19	1,775	1,785
5.63%, 6/15/43	3,610	3,725
4.60%, 5/15/44	1,725	1,740

Voya Financial, Inc., 5.65%, 5/15/53	2,000	2,016
		28,443

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 35.8% – continued

Machinery Manufacturing – 0.1%

Parker-Hannifin Corp., 4.20%, 11/21/34	$2,045	$2,082

Managed Care – 0.5%

Anthem, Inc., 1.88%, 1/15/18	1,290	1,291
2.25%, 8/15/19	1,520	1,513
4.65%, 8/15/44	3,220	3,112

Humana, Inc., 3.85%, 10/1/24	1,685	1,695
4.63%, 12/1/42	1,755	1,687
		9,298

Mass Merchants – 0.3%

Dollar Tree, Inc., 5.25%, 3/1/20 (1)	1,480	1,518

Wal-Mart Stores, Inc., 3.30%, 4/22/24	2,680	2,771
		4,289

Medical Equipment & Devices Manufacturing – 0.6%

Abbott Laboratories, 2.55%, 3/15/22	520	514

Baxter International, Inc., 5.38%, 6/1/18	2,350	2,547

Becton Dickinson and Co., 4.69%, 12/15/44	3,370	3,373

Medtronic, Inc., 4.38%, 3/15/35	1,955	1,976

Zimmer Biomet Holdings, Inc., 1.45%, 4/1/17	1,710	1,706
3.55%, 4/1/25	1,025	1,004
		11,120

Metals & Mining – 0.2%

Commercial Metals Co., 7.35%, 8/15/18	2,395	2,533

Glencore Funding LLC, 2.13%, 4/16/18 (1)	1,515	1,303
		3,836

Oil & Gas Services & Equipment – 0.1%

Rowan Cos., Inc., 5.40%, 12/1/42	1,785	1,058

See Notes to the Financial Statements.

FIXED INCOME FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 35.8% – continued

Pharmaceuticals – 0.1%

AbbVie, Inc., 4.50%, 5/14/35	$1,750	$1,689

Pipeline – 1.0%

Energy Transfer Partners L.P., 6.50%, 2/1/42	3,135	2,877

Gulfstream Natural Gas System LLC, 4.60%, 9/15/25 (1)	1,975	1,987

Regency Energy Partners L.P./Regency Energy Finance Corp., 6.50%, 7/15/21	2,965	3,060
5.50%, 4/15/23	3,225	3,120

Sabine Pass Liquefaction LLC, 5.63%, 3/1/25 (1)	3,825	3,371

Tesoro Logistics L.P./Tesoro Logistics Finance Corp., 5.88%, 10/1/20	1,474	1,430

Williams (The) Cos., Inc., 5.75%, 6/24/44	1,785	1,233
		17,078

Power Generation – 0.2%

Exelon Generation Co. LLC, 2.95%, 1/15/20	1,800	1,824
4.00%, 10/1/20	1,630	1,710
		3,534

Property & Casualty Insurance – 0.4%

American International Group, Inc., 3.38%, 8/15/20	2,980	3,110
3.88%, 1/15/35	3,290	3,026
		6,136

Publishing & Broadcasting – 0.9%

21st Century Fox America, Inc., 7.25%, 5/18/18	2,365	2,706
6.90%, 8/15/39	4,199	5,131

Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (1)	2,000	1,938

Sirius XM Radio, Inc., 5.38%, 4/15/25 (1)	2,875	2,746

TEGNA, Inc., 4.88%, 9/15/21 (1)	2,700	2,646
		15,167

Railroad – 0.7%

Burlington Northern Santa Fe LLC, 4.55%, 9/1/44	4,420	4,335

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 35.8% – continued

Railroad – 0.7% – continued

CSX Corp., 4.75%, 5/30/42	$4,740	$4,698
3.95%, 5/1/50	2,085	1,804

Union Pacific Corp., 3.38%, 2/1/35	1,965	1,788
		12,625

Real Estate – 1.2%

DuPont Fabros Technology L.P., 5.88%, 9/15/21	2,325	2,383

EPR Properties, 5.75%, 8/15/22	3,905	4,142
4.50%, 4/1/25	2,000	1,918

Equinix, Inc., 5.38%, 1/1/22	1,500	1,492

ERP Operating L.P., 4.50%, 7/1/44	1,905	1,919

Host Hotels & Resorts L.P., 4.00%, 6/15/25	1,225	1,208

Iron Mountain, Inc., 6.00%, 8/15/23	3,015	3,015

RHP Hotel Properties L.P./RHP Finance Corp., 5.00%, 4/15/23 (1)(3)	1,450	1,443

Ventas Realty L.P., 5.70%, 9/30/43	1,495	1,654

WEA Finance LLC/Westfield UK & Europe Finance PLC, 4.75%, 9/17/44 (1)	1,790	1,727
		20,901

Refining & Marketing – 0.4%

Marathon Petroleum Corp., 3.63%, 9/15/24	1,425	1,377

Phillips 66, 4.65%, 11/15/34	1,000	974

Sunoco L.P./Sunoco Finance Corp., 6.38%, 4/1/23 (1)	2,150	2,096

Western Refining, Inc., 6.25%, 4/1/21	2,500	2,425
		6,872

Retail – Consumer Discretionary – 0.6%

Amazon.com, Inc., 4.80%, 12/5/34	2,510	2,579

Hertz (The) Corp., 7.50%, 10/15/18	5,450	5,521

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 35.8% – continued

Retail – Consumer Discretionary – 0.6% – continued
5.88%, 10/15/20	$2,500	$2,471
		10,571

Retail – Consumer Staples – 0.1%

Bunge Ltd. Finance Corp., 8.50%, 6/15/19	1,975	2,360

Semiconductors – 0.1%

Intel Corp., 4.80%, 10/1/41	1,653	1,710

Software & Services – 0.8%

CA, Inc., 2.88%, 8/15/18	1,325	1,347

Hewlett Packard Enterprise Co., 10/5/18 (1)(4)	2,385	2,382
10/15/25 (1)(4)	4,590	4,577

Oracle Corp., 3.25%, 5/15/30	5,455	5,130
		13,436

Supermarkets & Pharmacies – 0.5%

CVS Health Corp., 2.25%, 8/12/19	2,098	2,120
4.88%, 7/20/35	2,125	2,230

Walgreens Boots Alliance, Inc., 3.80%, 11/18/24	1,725	1,716
4.50%, 11/18/34	2,975	2,820
		8,886

Tobacco – 0.8%

Altria Group, Inc., 5.38%, 1/31/44	3,865	4,202

Philip Morris International, Inc., 3.38%, 8/11/25	1,890	1,897

Reynolds American, Inc., 4.45%, 6/12/25	1,050	1,099
5.85%, 8/15/45	2,772	3,084

RJ Reynolds Tobacco Co., 8.13%, 6/23/19	3,590	4,251
		14,533

Utilities – 2.0%

AES Corp., 5.50%, 3/15/24	1,850	1,640
5.50%, 4/15/25	3,785	3,312

Berkshire Hathaway Energy Co., 3.50%, 2/1/25	1,320	1,327

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 35.8% – continued

Utilities – 2.0% – continued

CenterPoint Energy, Inc., 6.50%, 5/1/18	$2,380	$2,646

CMS Energy Corp., 5.05%, 2/15/18	4,175	4,508
8.75%, 6/15/19	3,530	4,341

Dominion Gas Holdings LLC, 4.60%, 12/15/44	2,005	1,908

Exelon Corp., 2.85%, 6/15/20	855	862
3.95%, 6/15/25	1,595	1,610
5.63%, 6/15/35	3,525	3,854

IPALCO Enterprises, Inc., 5.00%, 5/1/18	2,415	2,530

Jersey Central Power & Light Co., 4.70%, 4/1/24 (1)	2,840	2,972

Progress Energy, Inc., 7.75%, 3/1/31	2,450	3,313
		34,823

Waste & Environment Services & Equipment – 0.3%

Clean Harbors, Inc., 5.25%, 8/1/20	1,770	1,788
5.13%, 6/1/21	3,350	3,367
		5,155

Wireless Telecommunications Services – 1.6%

AT&T, Inc., 3.00%, 6/30/22	2,645	2,581
4.50%, 5/15/35	1,310	1,198

Qualitytech L.P./QTS Finance Corp., 5.88%, 8/1/22	1,745	1,745

Sprint Corp., 7.13%, 6/15/24	3,810	2,932

Verizon Communications, Inc., 3.65%, 9/14/18	3,080	3,247
3.50%, 11/1/24	3,455	3,397
6.40%, 9/15/33	4,375	5,012
6.55%, 9/15/43	1,105	1,306
5.01%, 8/21/54	5,583	5,081
		26,499

Wireline Telecommunications Services – 0.4%

Frontier Communications Corp., 8.25%, 4/15/17	1,560	1,648
8.88%, 9/15/20 (1)	2,090	2,048

See Notes to the Financial Statements.

FIXED INCOME FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 35.8% – continued

Wireline Telecommunications Services – 0.4% – continued

Windstream Services LLC, 6.38%, 8/1/23	$4,075	$2,936
		6,632
Total Corporate Bonds
(Cost $623,158)		611,452

FOREIGN ISSUER BONDS – 5.7%

Auto Parts Manufacturing – 0.3%

Magna International, Inc., 4.15%, 10/1/25	1,205	1,205

Schaeffler Holding Finance B.V. (100% Cash), 6.88%, 8/15/18 (1)(5)	1,700	1,753
6.25%, 11/15/19 (1)(5)	1,500	1,590
		4,548

Banks – 1.0%

Credit Suisse, 5.40%, 1/14/20	3,135	3,475
3.00%, 10/29/21	1,830	1,834

Lloyds Bank PLC, 2.30%, 11/27/18	3,690	3,732
6.50%, 9/14/20 (1)	4,430	5,110

Lloyds Banking Group PLC, 4.50%, 11/4/24	2,685	2,699
		16,850

Cable & Satellite – 0.1%

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 1/15/25 (1)	2,600	2,444

Casinos & Gaming – 0.3%

International Game Technology PLC, 5.63%, 2/15/20 (1)	2,880	2,794
6.25%, 2/15/22 (1)	2,000	1,860
		4,654

Chemicals – 0.4%

Agrium, Inc., 4.90%, 6/1/43	1,970	1,922

INEOS Group Holdings S.A., 6.13%, 8/15/18 (1)	1,075	1,013

LYB International Finance B.V., 4.88%, 3/15/44	1,910	1,810

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 5.7% – continued

Chemicals – 0.4% – continued

LyondellBasell Industries N.V., 5.00%, 4/15/19	$1,700	$1,833
		6,578

Commercial Finance – 0.0%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.75%, 5/15/19	855	840

Diversified Banks – 1.0%

BNP Paribas S.A., 2.38%, 5/21/20	2,795	2,804
4.38%, 9/28/25 (1)	3,230	3,152

Deutsche Bank A.G., 4.50%, 4/1/25	1,000	969
7.50%, 4/30/25 (2)	3,000	2,857

HSBC Holdings PLC, 5.25%, 3/14/44	3,900	3,957

Royal Bank of Scotland Group PLC, 6.00%, 12/19/23	3,400	3,620
		17,359

Exploration & Production – 0.1%

Petro-Canada, 6.05%, 5/15/18	960	1,055

Financial Services – 0.1%

UBS Group Funding Jersey Ltd., 2.95%, 9/24/20 (1)	1,830	1,834

Food & Beverage – 0.4%

ESAL GmbH, 6.25%, 2/5/23 (1)	1,800	1,656

JBS Investments GmbH, 7.25%, 4/3/24 (1)	1,650	1,588

Suntory Holdings Ltd., 2.55%, 9/29/19 (1)	2,890	2,921
		6,165

Hardware – 0.1%

Seagate HDD Cayman, 4.75%, 1/1/25	2,470	2,371

Integrated Oils – 0.1%

Shell International Finance B.V., 2.13%, 5/11/20	2,190	2,192

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 5.7% – continued

Life Insurance – 0.1%

Dai-ichi Life Insurance (The) Co. Ltd., 5.10%, 10/28/24 (1)(2)	$1,875	$1,936

Machinery Manufacturing – 0.3%

Pentair Finance S.A., 1.88%, 9/15/17	1,510	1,493

Tyco Electronics Group S.A., 6.55%, 10/1/17	2,290	2,509

Tyco International Finance S.A., 5.13%, 9/14/45	670	701
		4,703

Pharmaceuticals – 0.1%

Actavis Funding SCS, 4.55%, 3/15/35	1,375	1,265

Property & Casualty Insurance – 0.8%

Allied World Assurance Co. Holdings Ltd., 7.50%, 8/1/16	5,675	5,956
5.50%, 11/15/20	2,070	2,300

XLIT Ltd., 6.50%, 4/15/17 (2)	6,950	5,518
		13,774

Wireless Telecommunications Services – 0.3%

Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	4,950	4,542

Wireline Telecommunications Services – 0.2%

Sable International Finance Ltd., 6.88%, 8/1/22 (1)(3)	1,500	1,511

Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (1)	2,800	2,576
		4,087
Total Foreign Issuer Bonds
(Cost $98,016)		97,197

U.S. GOVERNMENT AGENCIES – 24.1% (6)

Fannie Mae – 23.0%

Pool #255498, 5.50%, 12/1/34	325	367

Pool #256883, 6.00%, 9/1/37	34	39

Pool #535714, 7.50%, 1/1/31	41	48

Pool #545003, 8.00%, 5/1/31	2	2

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 24.1% (6) – continued

Fannie Mae – 23.0% – continued

Pool #545437, 7.00%, 2/1/32	$78	$93

Pool #545556, 7.00%, 4/1/32	51	62

Pool #555189, 7.00%, 12/1/32	285	311

Pool #581806, 7.00%, 7/1/31	117	136

Pool #585617, 7.00%, 5/1/31 (7)	–	–

Pool #745148, 5.00%, 1/1/36	206	228

Pool #888538, 5.50%, 1/1/37	505	567

Pool #890009, 5.50%, 9/1/36	2,096	2,360

Pool #890384, 4.50%, 10/1/41	517	569

Pool #893082, 2.63%, 9/1/36	2,125	2,264

Pool #919638, 5.50%, 9/1/37	984	1,100

Pool #929035, 6.50%, 1/1/38	637	727

Pool #932638, 5.00%, 3/1/40	6,555	7,312

Pool #955782, 6.50%, 10/1/37	153	175

Pool #990702, 6.50%, 9/1/38	1,909	2,291

Pool #AB1470, 4.50%, 9/1/40	2,797	3,041

Pool #AB3114, 5.00%, 6/1/41	3,933	4,370

Pool #AB9522, 3.50%, 5/1/43	24,739	25,864

Pool #AC6767, 4.50%, 1/1/40	2,242	2,465

Pool #AC9581, 5.50%, 1/1/40	4,967	5,554

Pool #AD0915, 5.50%, 12/1/38	188	211

Pool #AD1645, 5.00%, 3/1/40	6,476	7,165

See Notes to the Financial Statements.

FIXED INCOME FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 24.1% (6) – continued

Fannie Mae – 23.0% – continued

Pool #AD6929, 5.00%, 6/1/40	$3,365	$3,714

Pool #AH1166, 4.50%, 12/1/40	7,400	8,047

Pool #AH1507, 4.50%, 12/1/40	7,773	8,549

Pool #AH9109, 4.50%, 4/1/41	498	548

Pool #AI4294, 4.50%, 6/1/41	2,539	2,761

Pool #AL4408, 4.50%, 11/1/43	10,969	12,077

Pool #AL5686, 4.00%, 9/1/44	6,509	7,008

Pool #AQ9333, 4.00%, 1/1/43	6,307	6,800

Pool #AS3473, 4.00%, 10/1/44	16,915	18,055

Pool #AS3655, 4.50%, 10/1/44	7,016	7,627

Pool #AS3797, 5.00%, 11/1/44	6,001	6,636

Pool #AU7032, 4.00%, 11/1/43	38,702	41,658

Pool #AW2706, 4.00%, 4/1/44	33,790	36,067

Pool #AW6233, 4.50%, 6/1/44	9,478	10,428

Pool TBA, 10/15/45 (4)	150,700	155,377
		392,673

Freddie Mac – 0.3%

Pool #1B3575, 5.94%, 9/1/37	206	211

Pool #1G2296, 6.17%, 11/1/37	1,272	1,374

Pool #1J0365, 2.51%, 4/1/37	1,680	1,795

Pool #1J2840, 2.65%, 9/1/37	1,429	1,526

Pool #848076, 5.59%, 6/1/38	558	595
		5,501

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 24.1% (6) – continued

Freddie Mac Gold – 0.8%

Pool #A65182, 6.50%, 9/1/37	$2,859	$3,294

Pool #A92650, 5.50%, 6/1/40	273	303

Pool #C00910, 7.50%, 1/1/30	295	364

Pool #C02790, 6.50%, 4/1/37	1,436	1,642

Pool #C02838, 5.50%, 5/1/37	2,378	2,681

Pool #C03517, 4.50%, 9/1/40	3,045	3,304

Pool #G01954, 5.00%, 11/1/35	1,333	1,468
		13,056
Total U.S. Government Agencies
(Cost $403,138)		411,230

U.S. GOVERNMENT OBLIGATIONS – 14.4%

U.S. Treasury Notes – 13.7%
0.63%, 9/30/17	29,785	29,771
1.38%, 9/30/20	86,335	86,315
1.75%, 9/30/22	63,670	63,637
2.00%, 8/15/25	54,113	53,827
		233,550

U.S. Treasury Strips – 0.7%

2.00%, 8/15/43	28,125	12,162
Total U.S. Government Obligations
(Cost $244,924)		245,712

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 9.4%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (8)	160,935,464	$160,935
Total Investment Companies
(Cost $160,935)		160,935

Total Investments – 105.7%
(Cost $1,809,980)		1,805,904

Liabilities less Other Assets – (5.7)%		(97,955)
NET ASSETS – 100.0%		$1,707,949

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Perpetual maturity security.
(3)	Restricted security that has been deemed illiquid. At September 30, 2015, the value of these restricted illiquid securities amounted to approximately $2,954,000 or 0.2% of net assets. Additional information on each restricted security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
RHP Hotel Properties L.P./RHP Finance Corp., 5.00%, 4/15/23	4/9/15	$1,450

Sable International Finance Ltd., 6.88%, 8/1/22	7/31/15	1,480

(4)	When-Issued Security. Coupon rate is not in effect at September 30, 2015.
(5)	Security is a payment in-kind bond (PIK), unless otherwise noted in the description of the security.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(7)	Value rounds to less than one thousand.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

At September 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Agency	22.7%
U.S. Treasury	13.6
AAA	12.7
AA	3.2
A	8.4
BBB	20.2
BB	7.2
B	2.8
CCC	0.2
Cash Equivalents	9.0

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

FIXED INCOME FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities (1)	$–	$279,378	$–	$279,378
Corporate Bonds (1)	–	611,452	–	611,452
Foreign Issuer Bonds (1)	–	97,197	–	97,197
U.S. Government Agencies (1)	–	411,230	–	411,230
U.S. Government Obligations (1)	–	245,712	–	245,712
Investment Companies	160,935	–	–	160,935
Total Investments	$160,935	$1,644,969	$–	$1,805,904

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.4%

Advertising & Marketing – 0.4%

Lamar Media Corp., 5.38%, 1/15/24	$17,937	$18,116

Aerospace & Defense – 1.8%

CPI International, Inc., 8.75%, 2/15/18	24,550	24,489

Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19	17,705	14,341

Orbital ATK, Inc., 5.50%, 10/1/23 (1)	6,075	6,090

StandardAero Aviation Holdings, Inc., 10.00%, 7/15/23 (1)	15,950	15,791

TransDigm, Inc., 6.50%, 5/15/25 (1)	24,775	23,288
		83,999

Airlines – 0.5%

American Airlines Group, Inc., 4.63%, 3/1/20 (1)	24,900	24,278

Auto Parts Manufacturing – 3.1%

Affinia Group, Inc., 7.75%, 5/1/21	19,523	20,499

Dana Holding Corp., 5.50%, 12/15/24	26,198	25,216

Lear Corp., 5.25%, 1/15/25	24,650	24,157

Meritor, Inc., 6.25%, 2/15/24	27,050	25,765

MPG Holdco I, Inc., 7.38%, 10/15/22	23,250	24,180

ZF North America Capital, Inc., 4.75%, 4/29/25 (1)	26,001	23,823
		143,640

Cable & Satellite – 2.8%

CCO Safari II LLC, 6.48%, 10/23/45 (1)	12,825	12,939

Hughes Satellite Systems Corp., 7.63%, 6/15/21	25,745	27,579

Mediacom Broadband LLC/Mediacom Broadband Corp., 6.38%, 4/1/23	20,414	19,291

Mediacom LLC/Mediacom Capital Corp., 7.25%, 2/15/22	18,315	18,223

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.4% – continued

Cable & Satellite – 2.8% – continued

Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/1/21 (1)	$20,130	$20,029

Wave Holdco LLC/Wave Holdco Corp., 8.25%, 7/15/19 (1)(2)	11,209	10,929

WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/1/20 (1)	23,491	22,904
		131,894

Casinos & Gaming – 3.4%

Boyd Gaming Corp., 6.88%, 5/15/23	25,558	25,941

Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 8.00%, 10/1/20	29,475	28,001

Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc., 9.38%, 5/1/22	23,400	18,311

Eldorado Resorts, Inc., 7.00%, 8/1/23 (1)	13,300	13,067

MGM Resorts International, 6.00%, 3/15/23	20,431	19,844

Station Casinos LLC, 7.50%, 3/1/21	28,179	29,306

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 3/1/25 (1)	26,525	22,745
		157,215

Chemicals – 0.1%

Tronox Finance LLC, 7.50%, 3/15/22 (1)	10,003	6,327

Consumer Finance – 1.1%

OneMain Financial Holdings, Inc., 7.25%, 12/15/21 (1)	23,395	23,746

Quicken Loans, Inc., 5.75%, 5/1/25 (1)	26,650	25,018
		48,764

Consumer Products – 0.5%

Revlon Consumer Products Corp., 5.75%, 2/15/21	26,104	25,321

See Notes to the Financial Statements.

FIXED INCOME FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.4% – continued

Consumer Services – 1.1%

APX Group, Inc., 8.75%, 12/1/20	$16,939	$14,313

Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, 3/15/25 (1)	27,524	25,460

Service Corp. International, 5.38%, 5/15/24	8,700	9,059
		48,832

Containers & Packaging – 3.0%

Berry Plastics Corp., 10/15/22 (1)(3)	6,775	6,792
6.00%, 10/15/22	16,600	16,642

Owens-Brockway Glass Container, Inc., 5.88%, 8/15/23 (1)	23,225	23,370

PaperWorks Industries, Inc., 9.50%, 8/15/19 (1)	27,125	26,176

Plastipak Holdings, Inc., 6.50%, 10/1/21 (1)	27,149	25,927

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg, 8.50%, 5/15/18	38,805	39,120
		138,027

Diversified Banks – 0.5%

Bank of America Corp., 6.25%, 9/5/24 (4)	22,629	22,120

Electrical Equipment Manufacturing – 0.3%

Artesyn Embedded Technologies, Inc., 9.75%, 10/15/20 (1)	13,250	13,250

Energy Midstream – 0.4%

Global Partners L.P./GLP Finance Corp., 7.00%, 6/15/23 (1)	20,350	18,976

Entertainment Content – 0.5%

Univision Communications, Inc., 5.13%, 5/15/23 (1)	23,397	22,227

Entertainment Resources – 0.6%

AMC Entertainment, Inc., 5.75%, 6/15/25	27,500	26,744

Exploration & Production – 4.7%

Antero Resources Corp., 5.63%, 6/1/23 (1)	25,650	22,508

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.4% – continued

Exploration & Production – 4.7% – continued

BreitBurn Energy Partners L.P./BreitBurn Finance Corp., 8.63%, 10/15/20	$14,378	$6,326

California Resources Corp., 5.00%, 1/15/20	27,250	17,525

Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	12,725	11,898

Clayton Williams Energy, Inc., 7.75%, 4/1/19	24,524	20,692

EP Energy LLC/Everest Acquisition Finance, Inc., 9.38%, 5/1/20	24,650	21,199

Hilcorp Energy I L.P./Hilcorp Finance Co., 5.00%, 12/1/24 (1)	16,961	14,417
5.75%, 10/1/25 (1)	8,175	7,194

Laredo Petroleum, Inc., 5.63%, 1/15/22	9,075	8,122
6.25%, 3/15/23	6,225	5,665

Newfield Exploration Co., 5.38%, 1/1/26	22,337	20,438

SM Energy Co., 5.63%, 6/1/25	19,950	17,157

Whiting Petroleum Corp., 6.25%, 4/1/23	21,920	18,961

WPX Energy, Inc., 6.00%, 1/15/22	30,059	25,851
		217,953

Finance Companies – 0.6%

NewStar Financial, Inc., 7.25%, 5/1/20 (1)	29,075	28,930

Food & Beverage – 1.7%

Land O’ Lakes, Inc., 6.00%, 11/15/22 (1)	26,580	27,909

Pilgrim’s Pride Corp., 5.75%, 3/15/25 (1)	28,975	28,468

Simmons Foods, Inc., 7.88%, 10/1/21 (1)	26,802	24,758
		81,135

Forest & Paper Products Manufacturing – 1.5%

Clearwater Paper Corp., 5.38%, 2/1/25 (1)	27,750	26,363

Neenah Paper, Inc., 5.25%, 5/15/21 (1)	32,011	31,851

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.4% – continued

Forest & Paper Products Manufacturing – 1.5% – continued

P.H. Glatfelter Co., 5.38%, 10/15/20	$4,036	$4,086

Verso Paper Holdings LLC/Verso Paper, Inc., 11.75%, 1/15/19	29,925	6,733
11.75%, 1/15/19	6,000	1,110
		70,143

Health Care Facilities & Services – 1.9%

Envision Healthcare Corp., 5.13%, 7/1/22 (1)	27,818	27,748

HealthSouth Corp., 5.13%, 3/15/23	7,715	7,426
5.75%, 11/1/24	18,279	18,051
5.75%, 11/1/24 (1)	8,850	8,739

Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/1/23 (1)	25,775	25,066
		87,030

Homebuilders – 1.7%

AV Homes, Inc., 8.50%, 7/1/19	13,425	13,257

Meritage Homes Corp., 7.15%, 4/15/20	15,870	17,259

Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (1)	23,790	23,671

TRI Pointe Holdings, Inc., 5.88%, 6/15/24	25,975	25,455
		79,642

Industrial Other – 1.2%

MasTec, Inc., 4.88%, 3/15/23	29,525	24,358

Park-Ohio Industries, Inc., 8.13%, 4/1/21	30,195	31,327
		55,685

Investment Companies – 2.3%

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.88%, 2/1/22	31,675	31,873

Nationstar Mortgage LLC/Nationstar Capital Corp., 9.63%, 5/1/19	31,064	31,996

Prospect Capital Corp., 5.88%, 3/15/23	24,935	24,635

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.4% – continued

Investment Companies – 2.3% – continued

Walter Investment Management Corp., 7.88%, 12/15/21	$23,633	$20,206
		108,710

Life Insurance – 1.2%

American Equity Investment Life Holding Co., 6.63%, 7/15/21	28,559	29,987

Fidelity & Guaranty Life Holdings, Inc., 6.38%, 4/1/21 (1)	24,822	25,815
		55,802

Machinery Manufacturing & Rental – 1.4%

Ahern Rentals, Inc., 7.38%, 5/15/23 (1)	26,100	22,707

BlueLine Rental Finance Corp., 7.00%, 2/1/19 (1)	10,625	10,200

United Rentals North America, Inc., 5.75%, 11/15/24	22,992	22,015

Vander Intermediate Holding II Corp. (100% Cash), 9.75%, 2/1/19 (1)	14,000	11,270
		66,192

Mass Merchants – 0.3%

99 Cents Only Stores LLC, 11.00%, 12/15/19	26,593	15,823

Media Non-Cable – 1.6%

Harland Clarke Holdings Corp., 6.88%, 3/1/20 (1)	25,514	22,963

National CineMedia LLC, 7.88%, 7/15/21	28,155	29,000

Sterling Entertainment Enterprises LLC, 9.75%, 12/15/19	23,800	24,454
		76,417

Metals & Mining – 0.6%

Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17	15,990	14,271

SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.38%, 2/1/20 (1)	9,091	8,044
7.38%, 2/1/20 (1)	5,412	4,788
		27,103

See Notes to the Financial Statements.

FIXED INCOME FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.4% – continued

Pharmaceuticals – 0.1%

JPR Royalty Sub LLC, 14.00%, 9/1/20 (1)(5)	$8,000	$4,000

Pipeline – 4.0%

Energy Transfer Equity L.P., 7.50%, 10/15/20	24,790	24,666

Ferrellgas L.P./Ferrellgas Finance Corp., 6.75%, 6/15/23 (1)	4,210	3,831

Genesis Energy L.P./Genesis Energy Finance Corp., 6.00%, 5/15/23	26,075	22,946

Martin Midstream Partners L.P./Martin Midstream Finance Corp., 7.25%, 2/15/21	29,965	27,718

PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 5/15/23 (1)	27,682	24,014

Rose Rock Midstream L.P./Rose Rock Finance Corp., 5.63%, 7/15/22	27,485	24,187
5.63%, 11/15/23 (1)	4,125	3,589

Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	33,496	31,151

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.63%, 10/1/20 (1)	25,763	25,119
		187,221

Power Generation – 1.2%

Calpine Corp., 5.50%, 2/1/24	31,575	29,365

TerraForm Power Operating LLC, 5.88%, 2/1/23 (1)	27,175	23,982
		53,347

Property & Casualty Insurance – 0.6%

Hub Holdings LLC/Hub Holdings Finance, Inc. (100% Cash), 8.13%, 7/15/19 (1)(2)	14,575	14,065

HUB International Ltd., 7.88%, 10/1/21 (1)	16,495	15,753
		29,818

Publishing & Broadcasting – 1.0%

Lee Enterprises, Inc., 9.50%, 3/15/22 (1)	24,871	22,695

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.4% – continued

Publishing & Broadcasting – 1.0% – continued

Sirius XM Radio, Inc., 5.38%, 4/15/25 (1)	$26,250	$25,069
		47,764

Railroad – 0.6%

Florida East Coast Holdings Corp., 6.75%, 5/1/19 (1)	14,355	14,068
9.75%, 5/1/20 (1)	13,710	12,339
		26,407

Real Estate – 1.6%

ESH Hospitality, Inc., 5.25%, 5/1/25 (1)	26,475	26,012

Forestar USA Real Estate Group, Inc., 8.50%, 6/1/22 (1)	18,915	19,577

Howard Hughes (The) Corp., 6.88%, 10/1/21	26,125	26,540
		72,129

Real Estate Investment Trusts – 1.4%

Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23	13,600	11,628

DuPont Fabros Technology L.P., 5.88%, 9/15/21	15,962	16,361
5.63%, 6/15/23	10,800	10,854

Felcor Lodging L.P., 5.63%, 3/1/23	24,700	25,194
		64,037

Refining & Marketing – 3.9%

Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.75%, 4/15/23 (1)	29,350	26,947

Citgo Holding, Inc., 10.75%, 2/15/20 (1)	11,600	11,339

CITGO Petroleum Corp., 6.25%, 8/15/22 (1)	26,950	25,737

Murphy Oil USA, Inc., 6.00%, 8/15/23	31,180	31,882

PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20	29,856	30,543

Sunoco L.P./Sunoco Finance Corp., 6.38%, 4/1/23 (1)	28,500	27,787

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.4% – continued

Refining & Marketing – 3.9% – continued

Western Refining Logistics L.P./WNRL Finance Corp., 7.50%, 2/15/23	$26,900	$26,698
		180,933

Restaurants – 0.9%

Landry’s Holdings II, Inc., 10.25%, 1/1/18 (1)	15,402	15,787

Landry’s, Inc., 9.38%, 5/1/20 (1)	16,306	17,407

NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc., 10.50%, 1/15/20	8,235	8,564
		41,758

Retail – 3.5%

CST Brands, Inc., 5.00%, 5/1/23	24,328	24,146

Group 1 Automotive, Inc., 5.00%, 6/1/22	24,731	24,360

Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (1)	29,749	30,641

Penske Automotive Group, Inc., 5.75%, 10/1/22	26,485	26,551

Rite Aid Corp., 6.13%, 4/1/23 (1)	33,258	33,009

Sonic Automotive, Inc., 7.00%, 7/15/22	23,587	24,884
		163,591

Semiconductors – 0.1%

Micron Technology, Inc., 5.25%, 8/1/23 (1)	6,500	5,979

Software & Services – 1.5%

Ensemble S Merger Sub, Inc., 9.00%, 9/30/23 (1)	15,100	14,609

Infor US, Inc., 6.50%, 5/15/22 (1)	26,445	24,264

Sophia Holding Finance L.P./Sophia Holding Finance, Inc., 9.63%, 12/1/18 (1)(2)	31,460	32,089
		70,962

Supermarkets & Pharmacies – 1.1%

Ingles Markets, Inc., 5.75%, 6/15/23	24,527	25,201

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.4% – continued

Supermarkets & Pharmacies – 1.1% – continued

Tops Holding II Corp., 8.75%, 6/15/18	$19,224	$18,840

Tops Holding LLC/Tops Markets II Corp., 8.00%, 6/15/22 (1)	8,900	8,900
		52,941

Technology – 2.7%

Alliance Data Systems Corp., 6.38%, 4/1/20 (1)	14,670	14,927
5.38%, 8/1/22 (1)	11,050	10,774

First Data Corp., 11.75%, 8/15/21	38,312	42,526

Iron Mountain, Inc., 6.00%, 8/15/23	25,448	25,448

Qualitytech L.P./QTS Finance Corp., 5.88%, 8/1/22	29,809	29,809
		123,484

Trucking & Leasing – 0.3%

Intrepid Aviation Group Holdings LLC/Intrepid Finance Co., 6.88%, 2/15/19 (1)	16,855	15,169

Utilities – 0.8%

AES Corp., 7.38%, 7/1/21	37,931	39,353

Waste & Environment Services & Equipment – 2.3%

ADS Waste Holdings, Inc., 8.25%, 10/1/20	25,025	24,962

Casella Waste Systems, Inc., 7.75%, 2/15/19	26,293	25,767

Clean Harbors, Inc., 5.13%, 6/1/21	26,325	26,457

Covanta Holding Corp., 6.38%, 10/1/22	27,043	27,584
		104,770

Wireless Telecommunications Services – 0.9%

Sprint Corp., 7.25%, 9/15/21	20,000	16,375
7.88%, 9/15/23	29,428	23,818
		40,193

Wireline Telecommunications Services – 3.1%

Consolidated Communications, Inc., 6.50%, 10/1/22 (1)	27,675	24,769

See Notes to the Financial Statements.

FIXED INCOME FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 72.4% – continued

Wireline Telecommunications Services – 3.1% – continued

Frontier Communications Corp., 10.50%, 9/15/22 (1)	$8,000	$7,800
9.00%, 8/15/31	27,589	22,761

GCI, Inc., 6.88%, 4/15/25	29,300	29,447

Neptune Finco Corp., 10/15/25 (1)(3)	8,875	8,919

Qwest Capital Funding, Inc., 7.75%, 2/15/31	25,733	23,674

Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/1/23 (1)	26,400	25,608
		142,978
Total Corporate Bonds
(Cost $3,585,588)		3,367,129

FOREIGN ISSUER BONDS – 22.0%

Aerospace & Defense – 0.4%

Bombardier, Inc., 7.45%, 5/1/34 (1)	26,958	18,062

Airlines – 1.2%

Air Canada, 7.75%, 4/15/21 (1)	28,899	30,416

VistaJet Malta Finance PLC/VistaJet Co. Finance LLC, 7.75%, 6/1/20 (1)	31,125	28,168
		58,584

Banks – 0.6%

ING Groep N.V., 6.50%, 4/16/25 (4)	30,725	29,169

Cable & Satellite – 2.6%

Altice Financing S.A., 6.63%, 2/15/23 (1)	17,295	16,636

Intelsat Luxembourg S.A., 7.75%, 6/1/21	45,685	30,152

Numericable-SFR SAS, 6.00%, 5/15/22 (1)	29,360	28,296

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 1/15/25 (1)	26,125	24,557

VTR Finance B.V., 6.88%, 1/15/24 (1)	22,975	20,850
		120,491

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 22.0% – continued

Casinos & Gaming – 1.1%

International Game Technology PLC, 5.63%, 2/15/20 (1)	$10,400	$10,088
6.25%, 2/15/22 (1)	17,700	16,461

MCE Finance Ltd., 5.00%, 2/15/21 (1)	26,355	23,192
		49,741

Chemicals – 0.3%

Consolidated Energy Finance S.A., 6.75%, 10/15/19 (1)	14,032	13,260

Diversified Banks – 4.4%

Banco Santander S.A., 6.38%, 5/19/19 (4)	32,875	30,804

Barclays PLC, 8.25%, 12/15/18 (4)	31,192	32,488

Credit Agricole S.A., 7.88%, 1/23/24 (1)(4)	29,550	29,402

Credit Suisse Group A.G., 7.50%, 12/11/23 (1)(4)	30,050	31,290

Deutsche Bank A.G., 7.50%, 4/30/25 (4)	33,525	31,933

HSBC Holdings PLC, 6.38%, 3/30/25 (4)	27,825	26,538

Royal Bank of Scotland Group PLC, 7.50%, 8/10/20 (4)	25,025	24,970
		207,425

Exploration & Production – 0.4%

Ultra Petroleum Corp., 6.13%, 10/1/24 (1)	29,775	16,972

Food & Beverage – 1.0%

JBS Investments GmbH, 7.25%, 4/3/24 (1)	24,900	23,966

Marfrig Holding Europe B.V., 6.88%, 6/24/19 (1)	24,200	20,752
		44,718

Metals & Mining – 0.4%

Vedanta Resources PLC, 9.50%, 7/18/18 (1)	23,025	19,243

Paper & Packaging – 1.2%

Cascades, Inc., 5.50%, 7/15/22 (1)	24,870	23,627
5.75%, 7/15/23 (1)	6,000	5,730

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 22.0% – continued

Paper & Packaging – 1.2% – continued

Coveris Holdings S.A., 7.88%, 11/1/19 (1)	$26,925	$25,511
		54,868

Property & Casualty Insurance – 0.6%

XLIT Ltd., 6.50%, 4/15/17 (4)	35,447	28,145

Technology – 0.5%

Sixsigma Networks Mexico S.A. de C.V., 8.25%, 11/7/21 (1)	27,350	25,675

Transportation & Logistics – 1.9%

Eletson Holdings, 9.63%, 1/15/22 (1)	30,445	27,553

Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.13%, 11/15/21 (1)	25,450	23,541

Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 7.25%, 5/1/22 (1)	25,686	23,117

Teekay Offshore Partners L.P./Teekay Offshore Finance Corp., 6.00%, 7/30/19	17,974	13,121
		87,332

Trucking & Leasing – 1.1%

AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (1)	23,714	23,714

Fly Leasing Ltd., 6.75%, 12/15/20	25,946	26,595
		50,309

Wireless Telecommunications Services – 1.8%

Digicel Group Ltd., 8.25%, 9/30/20 (1)	30,929	28,609

Millicom International Cellular S.A., 6.00%, 3/15/25 (1)	31,350	28,294

Wind Acquisition Finance S.A., 7.38%, 4/23/21 (1)	28,875	28,514
		85,417

Wireline Telecommunications Services – 2.5%

B Communications Ltd., 7.38%, 2/15/21 (1)	29,919	31,564

Columbus International, Inc., 7.38%, 3/30/21 (1)	27,511	28,474

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 22.0% – continued

Wireline Telecommunications Services – 2.5% – continued

UPCB Finance IV Ltd., 5.38%, 1/15/25 (1)	$28,050	$26,367

Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (1)	30,700	28,244
		114,649
Total Foreign Issuer Bonds
(Cost $1,123,241)		1,024,060

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 0.7%

Banks – 0.7%

GMAC Capital Trust I, 8.13%	1,247,350	$31,845
Total Preferred Stocks
(Cost $31,321)		31,845

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%

HealthSouth Corp., Exp. 12/31/49, Strike $41.40*	1,246	$–
Total Warrants
(Cost $–)		–

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 2.9%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (6)	133,592,009	$133,592
Total Investment Companies
(Cost $133,592)		133,592

Total Investments – 98.0%
(Cost $4,873,742)		4,556,626

Other Assets less Liabilities – 2.0%		95,360
NET ASSETS – 100.0%		$4,651,986

See Notes to the Financial Statements.

FIXED INCOME FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Security is a payment in-kind bond (PIK), unless otherwise noted in the description of the security.
(3)	When-Issued Security. Coupon rate is not in effect at September 30, 2015.
(4)	Perpetual maturity security.
(5)	Restricted security that has been deemed illiquid. At September 30, 2015, the value of these restricted illiquid securities amounted to $4,000,000 or 0.1% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
JPR Royalty Sub LLC, 14.00%, 9/1/20	3/10/11	$8,000

(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
BBB	2.6%
BB	31.3
B	44.2
CCC	17.0
Cash Equivalent	3.1
Not Rated	1.8

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds (1)	$–	$3,367,129	$–	$3,367,129
Foreign Issuer Bonds (1)	–	1,024,060	–	1,024,060
Preferred Stocks (1)	31,845	–	–	31,845
Investment Companies	133,592	–	–	133,592
Total Investments	$165,437	$4,391,189	$–	$4,556,626

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 27.5%

Automobile – 7.1%

CarMax Auto Owner Trust, Series 2014-2, Class A3, 0.98%, 1/15/19	$4,545	$4,542

Harley-Davidson Motorcycle Trust, Series 2014-1, Class A3, 1.10%, 9/15/19	3,635	3,639

Honda Auto Receivables Owner Trust, Series 2015-1, Class A3, 1.05%, 10/15/18	2,200	2,201

Honda Auto Receivables Owner Trust, Series 2015-2, Class A3, 1.04%, 2/21/19	6,375	6,370

Hyundai Auto Receivables Trust, Series 2015-A, Class A3, 1.05%, 4/15/19	6,030	6,023

Hyundai Auto Receivables Trust, Series 2015-C, Class A3, 1.46%, 2/18/20	1,750	1,754

Nissan Auto Receivables Owner Trust, Series 2015-A, Class A3, 1.05%, 10/15/19	6,495	6,486

Toyota Auto Receivables Owner Trust, Series 2015-A, Class A3, 1.12%, 2/15/19	6,615	6,614

Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A3, 0.91%, 10/22/18	1,820	1,813

Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3, 0.95%, 4/22/19	6,250	6,212
		45,654

Commercial Mortgage-Backed Securities – 11.4%

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A4, 5.90%, 6/11/40	745	787

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4, 5.74%, 9/11/42	3,955	4,232

Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.90%, 12/10/49	6,003	6,339

Commercial Mortgage Trust, Series 2013-CR6, Class A2, 2.12%, 3/10/46	2,600	2,628

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 27.5% – continued

Commercial Mortgage-Backed Securities – 11.4% – continued

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.44%, 6/12/47	$4,814	$4,987

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C14, Class A2, 3.02%, 8/15/46	630	654

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A2, 3.05%, 4/15/47	4,630	4,817

LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.35%, 11/15/38	6,174	6,365

LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.27%, 4/15/41	5,571	6,012

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A2, 1.97%, 8/15/45	5,675	5,723

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A2, 1.86%, 2/15/46	5,885	5,927

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2, 1.97%, 5/15/46	2,710	2,734

Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.33%, 12/15/43	2,084	2,147

Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	4,273	4,545

Morgan Stanley Capital I Trust, Series 2007-T27, Class A4, 5.82%, 6/11/42	3,871	4,118

Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.46%, 1/11/43	1,777	1,927

UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A2, 1.85%, 8/10/49	6,170	6,218

Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.31%, 11/15/48	2,982	3,067
		73,227

See Notes to the Financial Statements.

FIXED INCOME FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 27.5% – continued

Credit Card – 9.0%

American Express Credit Account Master Trust, Series 2014-2, Class A, 1.26%, 1/15/20	$5,970	$5,993

American Express Credit Account Master Trust, Series 2014-3, Class A, 1.49%, 4/15/20	195	196

BA Credit Card Trust, Series 2015-A2, Class A, 1.36%, 9/15/20	6,220	6,231

Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A5, 1.48%, 7/15/20	5,915	5,955

Chase Issuance Trust, Series 2014-A7, Class A7, 1.38%, 11/15/19	965	971

Chase Issuance Trust, Series 2015-A2, Class A2, 1.59%, 2/18/20	5,940	5,993

Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.73%, 4/9/20	5,675	5,741

Discover Card Execution Note Trust, Series 2014-A5, Class A, 1.39%, 4/15/20	6,020	6,055

Discover Card Execution Note Trust, Series 2015-A3, Class A, 1.45%, 3/15/21	6,085	6,084

Synchrony Credit Card Master Note Trust, Series 2014-1, Class A, 1.61%, 11/15/20	1,290	1,295

Synchrony Credit Card Master Note Trust, Series 2015-2, Class A, 1.60%, 4/15/21	6,900	6,925

World Financial Network Credit Card Master Trust, Series 2012-B, Class A, 1.76%, 5/17/21	6,045	6,101
		57,540

Utilities – 0.0%

CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A1, 0.90%, 4/15/18	67	67
Total Asset-Backed Securities
(Cost $177,004)		176,488

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 31.0%

Aerospace & Defense – 0.3%

Boeing (The) Co., 0.42%, 10/30/17	$715	$712

TransDigm, Inc., 6.00%, 7/15/22	1,000	933
		1,645

Auto Parts Manufacturing – 0.9%

American Axle & Manufacturing, Inc., 6.25%, 3/15/21	1,300	1,297

Dana Holding Corp., 6.75%, 2/15/21	500	519

Goodyear Tire & Rubber (The) Co., 7.00%, 5/15/22	2,490	2,646

Johnson Controls, Inc., 1.40%, 11/2/17	695	691

ZF North America Capital, Inc., 4.00%, 4/29/20 (1)	1,000	950
		6,103

Automobiles Manufacturing – 1.4%

American Honda Finance Corp., 0.71%, 5/26/16 (1)	430	431
1.20%, 7/14/17	775	774

Daimler Finance North America LLC, 1.45%, 8/1/16 (1)	560	560
1.60%, 8/3/17 (1)	410	407
1.65%, 3/2/18 (1)	2,215	2,185

Ford Motor Credit Co. LLC, 1.68%, 9/8/17	2,340	2,325

General Motors Financial Co., Inc., 3.00%, 9/25/17	1,100	1,112

Volkswagen Group of America Finance LLC, 1.60%, 11/20/17 (1)	1,040	998
		8,792

Banks – 2.1%

Bank of America N.A., 1.65%, 3/26/18	1,665	1,664

Branch Banking & Trust Co., 1.00%, 4/3/17	1,335	1,330

Capital One N.A., 1.65%, 2/5/18	2,310	2,287

Discover Bank, 2.60%, 11/13/18	1,670	1,677

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 31.0% – continued

Banks – 2.1% – continued

HSBC USA, Inc., 1.30%, 6/23/17	$1,800	$1,797
2.00%, 8/7/18	1,735	1,738

JPMorgan Chase Bank N.A., 6.00%, 10/1/17	1,175	1,270

PNC Bank N.A., 1.50%, 2/23/18	1,375	1,372

PNC Funding Corp., 2.70%, 9/19/16	380	385
		13,520

Biotechnology – 0.6%

Amgen, Inc., 1.25%, 5/22/17	1,905	1,902

Gilead Sciences, Inc., 3.05%, 12/1/16	515	527

Roche Holdings, Inc., 2.25%, 9/30/19 (1)	1,310	1,330
		3,759

Cable & Satellite – 0.4%

CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 3/15/21	500	492

Comcast Corp., 4.95%, 6/15/16	1,060	1,091
6.30%, 11/15/17	660	728
		2,311

Chemicals – 0.3%

Airgas, Inc., 2.95%, 6/15/16	815	825

Eastman Chemical Co., 2.40%, 6/1/17	825	836

Tronox Finance LLC, 7.50%, 3/15/22 (1)	775	490
		2,151

Coal Operations – 0.1%

CONSOL Energy, Inc., 5.88%, 4/15/22	700	471

Commercial Finance – 1.1%

Air Lease Corp., 5.63%, 4/1/17	1,180	1,232

CIT Group, Inc., 3.88%, 2/19/19	505	502

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 31.0% – continued

Commercial Finance – 1.1% – continued

General Electric Capital Corp., 3.35%, 10/17/16	$1,490	$1,530
5.40%, 2/15/17	1,450	1,533
1.25%, 5/15/17	1,250	1,257

International Lease Finance Corp., 2.29%, 6/15/16	1,000	995
		7,049

Communications Equipment – 0.2%

Cisco Systems, Inc., 1.10%, 3/3/17	535	537
3.15%, 3/14/17	125	129

Juniper Networks, Inc., 3.10%, 3/15/16	500	504
		1,170

Consumer Finance – 0.7%

Ally Financial, Inc., 3.25%, 2/13/18	2,345	2,310

American Express Credit Corp., 2.80%, 9/19/16	985	1,002

Synchrony Financial, 1.88%, 8/15/17	1,500	1,500
		4,812

Consumer Services – 0.3%

APX Group, Inc., 6.38%, 12/1/19	625	600

Service Corp. International, 5.38%, 1/15/22	550	566

United Rentals North America, Inc., 7.63%, 4/15/22	495	525
6.13%, 6/15/23	395	394
		2,085

Containers & Packaging – 0.5%

3M Co., 1.38%, 8/7/18	1,115	1,121

Graphic Packaging International, Inc., 4.75%, 4/15/21	500	495

Plastipak Holdings, Inc., 6.50%, 10/1/21 (1)	650	621

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg, 5.75%, 10/15/20	750	757

See Notes to the Financial Statements.

FIXED INCOME FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 31.0% – continued

Containers & Packaging – 0.5% – continued
8.25%, 2/15/21	$500	$499
		3,493

Department Stores – 0.2%

Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	940	989

Design, Manufacturing & Distribution – 0.1%

Sanmina Corp., 4.38%, 6/1/19 (1)	750	754

Diversified Banks – 4.3%

Bank of America Corp., 1.14%, 3/22/16	1,120	1,122
3.88%, 3/22/17	545	563
2.00%, 1/11/18	1,765	1,771
5.13%, 6/17/19 (2)	2,580	2,519

Citigroup, Inc., 6.00%, 8/15/17	1,045	1,126
1.80%, 2/5/18	2,165	2,163
1.70%, 4/27/18	1,880	1,870
5.80%, 11/15/19 (2)	3,515	3,460

JPMorgan Chase & Co., 3.15%, 7/5/16	865	880
2.00%, 8/15/17	2,310	2,330
1.70%, 3/1/18	1,260	1,257
7.90%, 4/30/18 (2)	1,370	1,423
5.30%, 5/1/20 (2)	875	860

Wells Fargo & Co., 1.40%, 9/8/17	5,020	5,023
7.98%, 3/15/18 (2)	1,370	1,447
		27,814

Electrical Equipment Manufacturing – 0.3%

Amphenol Corp., 1.55%, 9/15/17	1,110	1,111

General Electric Co., 0.85%, 10/9/15	550	550

Roper Technologies, Inc., 1.85%, 11/15/17	565	566
		2,227

Entertainment Content – 0.3%

CBS Corp., 1.95%, 7/1/17	1,435	1,442

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 31.0% – continued

Entertainment Content – 0.3% – continued

Viacom, Inc., 2.50%, 12/15/16	$575	$581
		2,023

Exploration & Production – 0.5%

California Resources Corp., 5.50%, 9/15/21	750	458

Denbury Resources, Inc., 6.38%, 8/15/21	997	628

Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	675	186
6.25%, 11/1/19	500	127

Marathon Oil Corp., 0.90%, 11/1/15	690	690

Murphy Oil Corp., 2.50%, 12/1/17	1,060	1,035

QEP Resources, Inc., 6.88%, 3/1/21	410	377
		3,501

Financial Services – 2.5%

Charles Schwab (The) Corp., 1.50%, 3/10/18	1,435	1,437

Goldman Sachs Group (The), Inc., 3.63%, 2/7/16	1,575	1,590
5.63%, 1/15/17	2,355	2,473
6.25%, 9/1/17	655	712
2.90%, 7/19/18	1,070	1,098
5.38%, 5/10/20 (2)	1,195	1,167

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.88%, 3/15/19	335	336

Morgan Stanley, 1.58%, 2/25/16	1,000	1,002
1.75%, 2/25/16	1,815	1,821
5.95%, 12/28/17	3,600	3,923

Prospect Capital Corp., 5.00%, 7/15/19	750	778
		16,337

Food & Beverage – 1.6%

Anheuser-Busch InBev Finance, Inc., 1.13%, 1/27/17	730	732

ConAgra Foods, Inc., 1.30%, 1/25/16	490	490

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 31.0% – continued

Food & Beverage – 1.6% – continued

Constellation Brands, Inc., 3.88%, 11/15/19	$2,475	$2,524

General Mills, Inc., 0.88%, 1/29/16	625	626
1.40%, 10/20/17	1,900	1,901

JM Smucker (The) Co., 1.75%, 3/15/18 (1)	2,215	2,220

Smithfield Foods, Inc., 5.25%, 8/1/18 (1)(3)	675	685

Wm Wrigley Jr. Co., 1.40%, 10/21/16 (1)	815	817
		9,995

Hardware – 0.0%

NetApp, Inc., 2.00%, 12/15/17	225	225

Health Care Facilities & Services – 0.8%

AmerisourceBergen Corp., 1.15%, 5/15/17	1,355	1,350

Cardinal Health, Inc., 1.90%, 6/15/17	410	413
2.40%, 11/15/19	575	582

Express Scripts Holding Co., 3.13%, 5/15/16	500	506

HCA, Inc., 6.50%, 2/15/20	500	545

McKesson Corp., 0.95%, 12/4/15	355	355
5.70%, 3/1/17	190	201
1.29%, 3/10/17	950	948
		4,900

Home Improvement – 0.3%

Whirlpool Corp., 1.35%, 3/1/17	680	680
1.65%, 11/1/17	1,230	1,234
		1,914

Homebuilders – 0.3%

Lennar Corp., 4.13%, 12/1/18	1,700	1,721

Industrial Other – 0.1%

SBA Tower Trust, 2.93%, 12/15/17 (1)	605	614

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 31.0% – continued

Integrated Oils – 0.6%

Chevron Corp., 1.35%, 11/15/17	$820	$823

ConocoPhillips Co., 1.50%, 5/15/18	860	859

Exxon Mobil Corp., 1.31%, 3/6/18	2,130	2,135
		3,817

Life Insurance – 0.4%

Lincoln National Corp., 6.05%, 4/20/67	300	252

MetLife, Inc., 6.75%, 6/1/16	785	816

Principal Financial Group, Inc., 1.85%, 11/15/17	500	503

Prudential Financial, Inc., 3.00%, 5/12/16	145	147

Voya Financial, Inc., 5.65%, 5/15/53	680	685
		2,403

Machinery Manufacturing – 0.2%

Eaton Corp., 0.95%, 11/2/15	750	750

John Deere Capital Corp., 1.60%, 7/13/18	660	661
		1,411

Managed Care – 0.2%

UnitedHealth Group, Inc., 0.85%, 10/15/15	410	410
1.90%, 7/16/18	885	894
		1,304

Mass Merchants – 0.1%

Dollar Tree, Inc., 5.25%, 3/1/20 (1)	520	533

Medical Equipment & Devices Manufacturing – 1.0%

Baxter International, Inc., 5.38%, 6/1/18	515	558

Becton Dickinson and Co., 1.80%, 12/15/17	1,250	1,256

Danaher Corp., 1.65%, 9/15/18	515	518

Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	560	565

See Notes to the Financial Statements.

FIXED INCOME FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 31.0% – continued

Medical Equipment & Devices Manufacturing – 1.0% – continued
1.30%, 2/1/17	$1,000	$999

Zimmer Biomet Holdings, Inc., 2.00%, 4/1/18	2,335	2,338
		6,234

Metals & Mining – 0.5%

Freeport-McMoRan, Inc., 2.30%, 11/14/17	1,460	1,317
2.38%, 3/15/18	480	420

Glencore Funding LLC, 2.13%, 4/16/18 (1)	545	469
1.65%, 1/15/19 (1)	1,065	871
		3,077

Oil & Gas Services & Equipment – 0.2%

Cameron International Corp., 1.40%, 6/15/17	1,530	1,520

Pharmaceuticals – 1.0%

AbbVie, Inc., 1.20%, 11/6/15	1,035	1,035

Bayer US Finance LLC, 1.50%, 10/6/17 (1)	550	552

Eli Lilly & Co., 1.25%, 3/1/18	990	989

Merck & Co., Inc., 0.44%, 2/10/17	2,410	2,408

Mylan, Inc., 1.80%, 6/24/16	400	399

Zoetis, Inc., 1.15%, 2/1/16	830	831
		6,214

Pipeline – 0.4%

Enterprise Products Operating LLC, 1.65%, 5/7/18	1,365	1,356

Regency Energy Partners L.P./Regency Energy Finance Corp., 5.88%, 3/1/22	760	779

Tesoro Logistics L.P./Tesoro Logistics Finance Corp., 5.88%, 10/1/20	357	346
		2,481

Publishing & Broadcasting – 0.6%

21st Century Fox America, Inc., 7.25%, 5/18/18	460	527

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 31.0% – continued

Publishing & Broadcasting – 0.6% – continued

NBCUniversal Enterprise, Inc., 0.83%, 4/15/16 (1)	$1,225	$1,226

Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (1)	900	872

TEGNA, Inc., 4.88%, 9/15/21 (1)	1,000	980
		3,605

Real Estate – 0.9%

AvalonBay Communities, Inc., 5.75%, 9/15/16	800	833

DuPont Fabros Technology L.P., 5.88%, 9/15/21	465	477

Equinix, Inc., 5.38%, 1/1/22	500	498

Kimco Realty Corp., 5.70%, 5/1/17	724	770

RHP Hotel Properties L.P./RHP Finance Corp., 5.00%, 4/15/23 (1)(3)	500	497

Ventas Realty L.P., 1.55%, 9/26/16	515	516
1.25%, 4/17/17	1,395	1,389

WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 9/15/17 (1)	530	526
		5,506

Refining & Marketing – 0.1%

Phillips 66, 2.95%, 5/1/17	390	399

Western Refining, Inc., 6.25%, 4/1/21	300	291
		690

Restaurants – 0.1%

Starbucks Corp., 0.88%, 12/5/16	625	626

Retail – Consumer Discretionary – 0.2%

Amazon.com, Inc., 0.65%, 11/27/15	600	600

Hertz (The) Corp., 7.50%, 10/15/18	600	608
5.88%, 10/15/20	250	247
		1,455

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 31.0% – continued

Semiconductors – 0.1%

KLA-Tencor Corp., 2.38%, 11/1/17	$510	$513

Software & Services – 0.5%

Hewlett Packard Enterprise Co., 10/5/18 (1)(4)	1,100	1,099

International Business Machines Corp., 5.70%, 9/14/17	565	614

Oracle Corp., 5.25%, 1/15/16	545	552
0.53%, 7/7/17	725	725
		2,990

Supermarkets & Pharmacies – 0.3%

CVS Health Corp., 1.90%, 7/20/18	1,395	1,404

Walgreens Boots Alliance, Inc., 1.75%, 11/17/17	755	758
		2,162

Tobacco – 1.0%

Philip Morris International, Inc., 1.25%, 8/11/17	1,905	1,910
1.25%, 11/9/17	855	855

Reynolds American, Inc., 1.05%, 10/30/15	800	800
2.30%, 6/12/18	1,710	1,728

RJ Reynolds Tobacco Co., 3.50%, 8/4/16	1,370	1,392
		6,685

Transportation & Logistics – 0.3%

PACCAR Financial Corp., 1.10%, 6/6/17	1,050	1,050
1.75%, 8/14/18	1,090	1,095
		2,145

Utilities – 1.0%

CenterPoint Energy, Inc., 6.50%, 5/1/18	260	289

Dominion Gas Holdings LLC, 1.05%, 11/1/16	465	465

Duke Energy Corp., 0.70%, 4/3/17	590	589

Exelon Corp., 1.55%, 6/9/17	1,515	1,512

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 31.0% – continued

Utilities – 1.0% – continued

IPALCO Enterprises, Inc., 5.00%, 5/1/18	$1,000	$1,048

NextEra Energy Capital Holdings, Inc., 2.06%, 9/1/17	1,220	1,228

Southern (The) Co., 1.30%, 8/15/17	1,240	1,235
		6,366

Waste & Environment Services & Equipment – 0.1%

Clean Harbors, Inc., 5.25%, 8/1/20	725	732

Wireless Telecommunications Services – 0.6%

AT&T, Inc., 1.60%, 2/15/17	660	661

Qualitytech L.P./QTS Finance Corp., 5.88%, 8/1/22	570	570

Sprint Communications, Inc., 7.00%, 8/15/20	1,000	843

Verizon Communications, Inc., 1.35%, 6/9/17	535	535
3.65%, 9/14/18	980	1,033
		3,642

Wireline Telecommunications Services – 0.4%

Frontier Communications Corp., 8.25%, 4/15/17	500	528
8.88%, 9/15/20 (1)	740	725
6.25%, 9/15/21	1,500	1,249
		2,502
Total Corporate Bonds
(Cost $202,829)		198,988

FOREIGN ISSUER BONDS – 9.0%

Auto Parts Manufacturing – 0.2%

Schaeffler Holding Finance B.V. (100% Cash), 6.25%, 11/15/19 (1)(5)	1,000	1,060

Banks – 3.4%

Abbey National Treasury Services PLC, 1.38%, 3/13/17	840	840

ANZ New Zealand Int’l Ltd., 1.40%, 4/27/17 (1)	805	806

Bank of Tokyo-Mitsubishi UFJ (The) Ltd., 1.20%, 3/10/17 (1)	835	832

See Notes to the Financial Statements.

FIXED INCOME FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.0% – continued

Banks – 3.4% – continued

Credit Suisse, 1.70%, 4/27/18	$1,645	$1,638

Deutsche Bank A.G., 1.40%, 2/13/17	1,100	1,098

ING Bank N.V., 1.80%, 3/16/18 (1)	1,675	1,677
2.05%, 8/17/18 (1)	1,550	1,557

Lloyds Bank PLC, 1.75%, 3/16/18	2,120	2,121
2.00%, 8/17/18	1,825	1,832

Macquarie Bank Ltd., 1.60%, 10/27/17 (1)	3,000	2,992

Mizuho Bank Ltd., 1.80%, 3/26/18 (1)	2,610	2,601

Sumitomo Mitsui Banking Corp., 1.75%, 1/16/18	2,320	2,319
1.95%, 7/23/18	1,410	1,417
		21,730

Casinos & Gaming – 0.2%

International Game Technology PLC, 5.63%, 2/15/20 (1)	1,120	1,086

Chemicals – 0.1%

INEOS Group Holdings S.A., 6.13%, 8/15/18 (1)	750	707

Commercial Finance – 0.2%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 2.75%, 5/15/17	1,090	1,074
3.75%, 5/15/19	490	481
		1,555

Diversified Banks – 1.6%

Bank of Montreal, 1.80%, 7/31/18	875	878

HSBC Holdings PLC, 5.63%, 1/17/20 (2)	1,705	1,641

Nordea Bank AB, 1.88%, 9/17/18 (1)	1,455	1,457
5.50%, 9/23/19 (1)(2)	2,855	2,785

Royal Bank of Canada, 1.25%, 6/16/17	300	300
1.80%, 7/30/18	1,205	1,210

Royal Bank of Scotland Group PLC, 1.88%, 3/31/17	1,000	998

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.0% – continued

Diversified Banks – 1.6% – continued

Standard Chartered PLC, 1.50%, 9/8/17 (1)	$945	$947
		10,216

Exploration & Production – 0.3%

Canadian Natural Resources Ltd., 5.70%, 5/15/17	375	396

CNOOC Finance 2013 Ltd., 1.13%, 5/9/16	1,125	1,124

Ultra Petroleum Corp., 5.75%, 12/15/18 (1)	820	590
		2,110

Financial Services – 0.5%

Hutchison Whampoa International 14 Ltd., 1.63%, 10/31/17 (1)	2,220	2,212

Mitsubishi UFJ Trust & Banking Corp., 1.60%, 10/16/17 (1)	895	894
		3,106

Food & Beverage – 0.5%

Heineken N.V., 0.80%, 10/1/15 (1)	765	765

Pernod Ricard S.A., 2.95%, 1/15/17 (1)	980	996

Suntory Holdings Ltd., 1.65%, 9/29/17 (1)	1,495	1,491
		3,252

Government Agencies – 0.3%

Korea Land & Housing Corp., 1.88%, 8/2/17 (1)	1,790	1,797

Integrated Oils – 0.4%

BP Capital Markets PLC, 0.70%, 11/6/15	415	415
2.25%, 11/1/16	675	683

Shell International Finance B.V., 0.63%, 12/4/15	490	490

Total Capital International S.A., 1.00%, 8/12/16	810	813
		2,401

Machinery Manufacturing – 0.2%

Pentair Finance S.A., 1.88%, 9/15/17	680	673

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.0% – continued

Machinery Manufacturing – 0.2% – continued

Tyco Electronics Group S.A., 6.55%, 10/1/17	$660	$723
		1,396

Metals & Mining – 0.1%

Glencore Finance Canada Ltd., 2.05%, 10/23/15 (1)	615	614

Oil & Gas Services & Equipment – 0.0%

Noble Holding International Ltd., 2.50%, 3/15/17	250	233

Pharmaceuticals – 0.3%

Actavis Funding SCS, 2.35%, 3/12/18	1,385	1,390

Perrigo Co. PLC, 1.30%, 11/8/16	815	809
		2,199

Pipeline – 0.1%

TransCanada PipeLines Ltd., 0.75%, 1/15/16	330	330

Railroad – 0.1%

Canadian National Railway Co., 1.45%, 12/15/16	765	770

Tobacco – 0.1%

Imperial Tobacco Finance PLC, 2.05%, 7/20/18 (1)	380	380

Wireless Telecommunications Services – 0.1%

Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	1,000	918

Wireline Telecommunications Services – 0.3%

British Telecommunications PLC, 1.63%, 6/28/16	1,080	1,084

Sable International Finance Ltd., 6.88%, 8/1/22 (1)(3)	500	504
		1,588
Total Foreign Issuer Bonds
(Cost $57,996)		57,448

U.S. GOVERNMENT AGENCIES – 2.3% (6)

Fannie Mae – 0.8%

Pool #555649, 7.50%, 10/1/32	34	39

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 2.3% (6) – continued

Fannie Mae – 0.8% – continued

Pool #893082, 2.63%, 9/1/36	$295	$314

Pool #AB3114, 5.00%, 6/1/41	896	996

Pool #AD0915, 5.50%, 12/1/38	88	100

Pool #AD7061, 5.50%, 6/1/40	159	180

Pool #AI3471, 5.00%, 6/1/41	308	341

Pool #AK0501, 3.00%, 1/1/27	897	939

Pool #AO0315, 3.00%, 4/1/27	1,212	1,268

Pool #AO4482, 3.00%, 5/1/27	928	970
		5,147

Freddie Mac – 0.1%

Pool #1B3617, 2.46%, 10/1/37	250	266

Pool #848076, 5.59%, 6/1/38	99	106
		372

Freddie Mac Gold – 0.1%

Pool #A92650, 5.50%, 6/1/40	397	440

Pool #G13387, 5.00%, 4/1/23	164	175
		615

Government National Mortgage Association – 1.2%

Series 2011-41, Class PA, 4.00%, 1/20/41	1,726	1,780

Series 2012-123, Class A, 1.04%, 7/16/46	2,536	2,441

Series 2013-12, Class KA, 1.50%, 12/16/43	321	319

Series 2013-142, Class AD, 2.25%, 12/16/47	1,395	1,386

Series 2013-17, Class AF, 1.21%, 11/16/43	1,128	1,111

Series 2013-92, Class AB, 2.00%, 2/16/43	520	523
		7,560

See Notes to the Financial Statements.

FIXED INCOME FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 2.3% (6) – continued

Government National Mortgage Association II – 0.1%

Pool #83021, 3.00%, 1/20/42	$723	$752
Total U.S. Government Agencies
(Cost $14,469)		14,446

U.S. GOVERNMENT OBLIGATIONS – 29.2%

U.S. Treasury Notes – 29.2%
0.38%, 2/15/16	11,175	11,186
0.88%, 9/15/16	15,770	15,844
0.63%, 10/15/16	17,335	17,375
0.63%, 2/15/17	24,350	24,395
0.75%, 3/15/17	7,325	7,350
0.63%, 9/30/17	103,640	103,591
1.00%, 9/15/18	7,735	7,753
		187,494
Total U.S. Government Obligations
(Cost $187,190)		187,494

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.5%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (7)	3,356,141	$3,356
Total Investment Companies
(Cost $3,356)		3,356

Total Investments – 99.5%
(Cost $642,844)		638,220

Other Assets less Liabilities – 0.5%		3,309
NET ASSETS – 100.0%		$641,529

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Perpetual maturity security.
(3)	Restricted security that has been deemed illiquid. At September 30, 2015, the value of these restricted illiquid securities amounted to approximately $1,686,000 or 0.3% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
RHP Hotel Properties L.P./RHP Finance Corp., 5.00%, 4/15/23	4/9/15	$500

Sable International Finance Ltd., 6.88%, 8/1/22	7/31/15	493

Smithfield Foods, Inc., 5.25%, 8/1/18	7/19/13	675

(4)	When-Issued Security. Coupon rate is not in effect at September 30, 2015.
(5)	Security is a payment in-kind bond (PIK), unless otherwise noted in the description of the security.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

At September 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	% OF INVESTMENTS
U.S. Treasury	30.7%
U.S. Agency	1.0
AAA	26.2
AA	4.7
A	15.4
BBB	13.7
BB	5.6
B	2.0
CCC	0.2
Cash Equivalents	0.5

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued	SEPTEMBER 30, 2015 (UNAUDITED)

*Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities (1)	$–	$176,488	$–	$176,488
Corporate Bonds (1)	–	198,988	–	198,988
Foreign Issuer Bonds (1)	–	57,448	–	57,448
U.S. Government Agencies (1)	–	14,446	–	14,446
U.S. Government Obligations (1)	–	187,494	–	187,494
Investment Companies	3,356	–	–	3,356
Total Investments	$3,356	$634,864	$–	$638,220

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND	SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 17.1% (1)

Fannie Mae – 3.7%

Pool #555649, 7.50%, 10/1/32	$66	$76

Pool #893082, 2.63%, 9/1/36	787	838

Pool TBA, 10/15/45 (2)	5,215	5,563
		6,477

Freddie Mac – 5.9%

Freddie Mac, 1.10%, 10/5/17	6,000	6,001

Pool #1J0365, 2.51%, 4/1/37	663	708

Pool #1J2840, 2.65%, 9/1/37	1,252	1,337

Pool #1Q0323, 3.13%, 5/1/37	2,297	2,407

Pool #410092, 2.41%, 11/1/24	12	12
		10,465

Government National Mortgage Association – 7.5%

Series 2012-123, Class A, 1.04%, 7/16/46	2,485	2,392

Series 2013-12, Class KA, 1.50%, 12/16/43	1,428	1,420

Series 2013-142, Class AD, 2.25%, 12/16/47	2,795	2,777

Series 2013-17, Class AF, 1.21%, 11/16/43	2,328	2,292

Series 2013-92, Class AB, 2.00%, 2/16/43	4,255	4,280
		13,161
Total U.S. Government Agencies
(Cost $29,956)		30,103

U.S. GOVERNMENT OBLIGATIONS – 80.6%

U.S. Treasury Notes – 80.6%
0.38%, 5/31/16	28,470	28,493
0.63%, 9/30/17	32,550	32,535
0.63%, 4/30/18	7,000	6,964
1.38%, 6/30/18	6,170	6,253
1.00%, 9/15/18	28,925	28,991
1.50%, 2/28/19	190	193
1.63%, 4/30/19	8,250	8,401

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 80.6% – continued

U.S. Treasury Notes – 80.6% – continued
1.00%, 9/30/19	$6,250	$6,200
1.38%, 9/30/20	18,465	18,461
1.75%, 9/30/22	2,000	1,999
2.00%, 8/15/25	3,000	2,984
		141,474
Total U.S. Government Obligations
(Cost $140,968)		141,474

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 4.1%

Northern Institutional Funds – U.S. Government Portfolio, 0.01% (3)	7,115,911	$7,116
Total Investment Companies
(Cost $7,116)		7,116

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 1.4%

U.S. Treasury Bills, 0.11%, 10/1/15 (4)	$2,450	$2,450
Total Short-Term Investments
(Cost $2,450)		2,450

Total Investments – 103.2%
(Cost $180,490)		181,143

Liabilities less Other Assets – (3.2)%		(5,629)
NET ASSETS – 100.0%		$175,514

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security. Coupon rate is not in effect at September 30, 2015.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND continued	SEPTEMBER 30, 2015 (UNAUDITED)

At September 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
2-Year U.S. Treasury Note	61	$13,361	Long	12/15	$39
5-Year U.S. Treasury Note	53	6,387	Long	12/15	59
10-Year U.S. Treasury Note	(27)	3,476	Short	12/15	(54)

Total					$44

At September 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	86.7%
U.S. Agency	9.4
Cash Equivalents	3.9

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies (1)	$–	$30,103	$–	$30,103
U.S. Government Obligations (1)	–	141,474	–	141,474
Investment Companies	7,116	–	–	7,116
Short-Term Investments	–	2,450	–	2,450
Total Investments	$7,116	$174,027	$–	$181,143

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$98	$–	$–	$98
Liabilities
Futures Contracts	(54)	–	–	(54)
Total Other Financial Instruments	$44	$–	$–	$44

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 12.4%

Automobiles Manufacturing – 1.1%

Ford Motor Credit Co. LLC, 1.68%, 9/8/17	$4,000	$3,974
1.17%, 3/12/19	24,750	24,041

Hyundai Capital America, 1.63%, 10/2/15 (1)	6,000	6,000
1.45%, 2/6/17 (1)	3,000	2,998
		37,013

Banks – 2.9%

Bank of America N.A., 1.65%, 3/26/18	17,400	17,386

Capital One N.A., 1.50%, 9/5/17	8,300	8,261
1.65%, 2/5/18	10,000	9,901
2.35%, 8/17/18	5,500	5,515

Citizens Bank N.A., 1.60%, 12/4/17	16,000	15,939

HSBC USA, Inc., 1.70%, 3/5/18	10,000	9,973
1.21%, 9/24/18	8,000	8,010

Manufacturers & Traders Trust Co., 1.40%, 7/25/17	14,000	13,975

US Bancorp, 3.44%, 2/1/16	5,000	5,043
		94,003

Commercial Finance – 0.2%

GATX Corp., 1.25%, 3/4/17	7,000	6,963

Consumer Finance – 0.3%

Synchrony Financial, 1.53%, 2/3/20	9,000	8,888

Diversified Banks – 2.0%

Bank of America Corp., 1.39%, 3/22/18	2,000	2,012
1.33%, 1/15/19	5,000	5,038
1.20%, 4/1/19	10,000	10,007

Citigroup, Inc., 1.30%, 11/15/16	6,100	6,113
1.80%, 2/5/18	5,000	4,995
1.05%, 4/8/19	18,000	17,858

JPMorgan Chase & Co., 1.25%, 1/23/20	20,000	20,087
		66,110

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 12.4% – continued

Electrical Equipment Manufacturing – 0.1%

Amphenol Corp., 1.55%, 9/15/17	$3,250	$3,252

Financial Services – 1.7%

Goldman Sachs Group (The), Inc., 1.60%, 11/23/15	10,000	10,014
1.14%, 12/15/17	5,000	5,007
1.42%, 11/15/18	9,000	9,054

Morgan Stanley, 1.75%, 2/25/16	14,245	14,290
1.58%, 4/25/18	4,000	4,056
1.14%, 1/24/19	8,000	8,005

MUFG Americas Holdings Corp., 1.63%, 2/9/18	5,000	4,987
		55,413

Food & Beverage – 0.1%

ConAgra Foods, Inc., 1.30%, 1/25/16	3,600	3,603

Health Care Facilities & Services – 0.1%

Express Scripts Holding Co., 1.25%, 6/2/17	5,000	4,985

Managed Care – 0.3%

UnitedHealth Group, Inc., 1.90%, 7/16/18	10,000	10,104

Medical Equipment & Devices Manufacturing – 0.5%

Becton Dickinson and Co., 1.80%, 12/15/17	5,000	5,022

Zimmer Biomet Holdings, Inc., 1.45%, 4/1/17	12,750	12,724
		17,746

Metals & Mining – 0.3%

Freeport-McMoRan, Inc., 2.30%, 11/14/17	7,000	6,318

Glencore Funding LLC, 1.70%, 5/27/16 (1)	3,000	2,850
		9,168

Oil & Gas Services & Equipment – 0.1%

Cameron International Corp., 1.15%, 12/15/16	3,000	2,990

Pharmaceuticals – 0.6%

AbbVie, Inc., 1.80%, 5/14/18	18,000	17,950

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 12.4% – continued

Pharmaceuticals – 0.6% – continued

Mylan, Inc., 1.35%, 11/29/16	$3,000	$2,979
		20,929

Real Estate – 0.4%

Vereit Operating Partnership L.P., 2.00%, 2/6/17	10,000	9,800

WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 9/15/17 (1)	5,000	4,967
		14,767

Retail – Consumer Discretionary – 0.2%

AutoZone, Inc., 1.30%, 1/13/17	5,000	5,006

Supermarkets & Pharmacies – 0.5%

CVS Health Corp., 1.90%, 7/20/18	10,000	10,067

Walgreens Boots Alliance, Inc., 1.75%, 11/17/17	5,000	5,018
		15,085

Tobacco – 0.2%

Reynolds American, Inc., 2.30%, 6/12/18	5,000	5,054

Utilities – 0.3%

Dominion Resources, Inc., 1.25%, 3/15/17	9,000	8,971

Wireless Telecommunications Services – 0.5%

Verizon Communications, Inc., 2.50%, 9/15/16	3,888	3,941
2.09%, 9/14/18	11,623	11,951
		15,892
Total Corporate Bonds
(Cost $407,605)		405,942

FOREIGN ISSUER BONDS – 11.2%

Automobiles Manufacturing – 0.1%

Hyundai Capital Services, Inc., 1.14%, 3/18/17 (1)	4,000	3,991

Banks – 5.1%

Abbey National Treasury Services PLC, 1.38%, 3/13/17	18,000	17,999
1.65%, 9/29/17	25,000	25,096

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 11.2% – continued

Banks – 5.1% – continued

ABN AMRO Bank N.V., 1.38%, 1/22/16 (1)	$13,000	$13,019

BPCE S.A., 1.55%, 4/25/16	10,000	10,043
1.63%, 2/10/17	3,000	3,007

Commonwealth Bank of Australia, 1.63%, 3/12/18	35,000	35,050

Deutsche Bank A.G., 1.88%, 2/13/18	10,000	9,972

ING Bank N.V., 1.28%, 3/7/16 (1)	20,000	20,045

Macquarie Bank Ltd., 2.00%, 8/15/16 (1)	13,000	13,092
1.65%, 3/24/17 (1)	5,000	5,015

Sumitomo Mitsui Banking Corp., 1.95%, 7/23/18	15,000	15,072
		167,410

Diversified Banks – 2.4%

BNP Paribas S.A., 1.25%, 12/12/16	25,000	25,000

Credit Agricole S.A., 1.45%, 4/15/16 (1)	19,500	19,581
1.17%, 10/3/16 (1)	10,000	10,030

Societe Generale S.A., 1.41%, 10/1/18	24,000	24,211
		78,822

Exploration & Production – 0.3%

Sinopec Group Overseas Development 2014 Ltd., 1.20%, 4/10/19 (1)	10,000	9,983

Financial Services – 1.1%

Hutchison Whampoa International 14 Ltd., 1.63%, 10/31/17 (1)	8,500	8,467

UBS Group Funding Jersey Ltd., 1.77%, 9/24/20 (1)	25,000	25,059
		33,526

Food & Beverage – 0.6%

Suntory Holdings Ltd., 1.65%, 9/29/17 (1)	20,000	19,944

Government Development Banks – 0.1%

Korea Development Bank (The), 3.25%, 3/9/16	3,800	3,835

See Notes to the Financial Statements.

FIXED INCOME FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 11.2% – continued

Integrated Oils – 0.7%

Petrobras Global Finance B.V., 1.95%, 5/20/16	$18,000	$16,965
3.25%, 3/17/17	4,350	3,839
		20,804

Machinery Manufacturing – 0.1%

Pentair Finance S.A., 1.35%, 12/1/15	4,000	4,002

Metals & Mining – 0.1%

Glencore Finance Canada Ltd., 2.05%, 10/23/15 (1)	4,000	3,996

Pharmaceuticals – 0.6%

Actavis Funding SCS, 1.30%, 6/15/17	10,000	9,909
2.35%, 3/12/18	9,500	9,538
		19,447
Total Foreign Issuer Bonds
(Cost $366,547)		365,760

U.S. GOVERNMENT OBLIGATIONS – 3.0%

U.S. Treasury Notes – 3.0%
0.63%, 9/30/17	50,000	49,976
1.00%, 9/15/18	50,000	50,115
		100,091
Total U.S. Government Obligations
(Cost $99,973)		100,091

MUNICIPAL BONDS – 69.7%

Alabama – 0.1%

Alabama State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/16	3,000	3,119

Alaska – 0.0%

Alaska State Housing Finance Corp. Revenue Bonds, Series A, State Capital Project, 5.00%, 12/1/15	1,000	1,008

Arizona – 0.2%

Maricopa County High School District No. 210 Phoenix G.O. Limited Refunding Bonds, 3.00%, 7/1/16	1,850	1,888

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 69.7% – continued

Arizona – 0.2% – continued

Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A, 5.00%, 12/1/16	$4,000	$4,218
		6,106

Arkansas – 0.1%

North Little Rock School District No. 1 Construction G.O. Limited Bonds, Series B (State Aid Withholding), 5.00%, 2/1/16	1,785	1,814

California – 5.8%

Bay Area Toll Bridge Authority Variable Revenue Bonds, Series A, 1.00%, 4/3/17	36,500	36,618

California State Department of Water System Resources Center Valley Project Variable Revenue Bonds, Series AT, 0.32%, 12/1/17	9,000	8,967

California State Earthquake Authority TRB, 1.82%, 7/1/17	2,500	2,505

California State Floating G.O. Unlimited Refunding Bonds, Series A, 0.47%, 5/1/18	9,000	8,972

California State G.O. Unlimited Bonds, 5.00%, 8/1/18	9,510	10,642

California State G.O. Unlimited Refunding Bonds, 5.00%, 8/1/16	1,000	1,040
5.00%, 3/1/18	12,125	13,381
5.00%, 8/1/18	16,100	18,017

California State Index Floating Rate G.O. Unlimited Bonds, Series D, 0.84%, 12/1/17	5,000	5,047

California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Series A1, The J Paul Getty Trust, 0.30%, 4/1/16	7,305	7,304
0.30%, 4/2/18	21,000	21,033

California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Series A2, The J Paul Getty Trust, 0.30%, 4/3/17	14,300	14,229

California State Various Purpose G.O. Unlimited Refunding Bonds, 5.00%, 4/1/17	4,000	4,271

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 69.7% – continued

California – 5.8% – continued

Contra Costa Transportation Authority Sales Tax Revenue Refunding Bonds, 0.50%, 12/15/15	$10,600	$10,602

Los Angeles Community College District G.O. Unlimited Bonds, Series G, 3.00%, 8/1/17	4,000	4,181

Metropolitan Water District of Southern California Revenue Refunding Bonds, Series C, 4.00%, 10/1/15	3,000	3,000

Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund, 0.49%, 7/1/18 (1)(2)	7,000	7,002

Oakland G.O. Unlimited Refunding Bonds, Series A, 4.00%, 1/15/17	2,550	2,668

San Francisco City & County Public Utilities Commission Revenue Refunding Bonds, Series A, 3.00%, 10/1/15	3,000	3,000
4.00%, 10/1/15	2,000	2,000

Santa Clara Unified School District G.O. Unlimited Refunding Bonds, 5.00%, 7/1/17	1,725	1,860

University of California Regents Revenue Refunding Bonds, Series I, 5.00%, 5/15/17	4,000	4,293
		190,632

Colorado – 0.7%

Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Series A (State Higher Education Intercept Program), 3.00%, 3/1/16	2,250	2,277

Colorado State Housing Finance Authority Corp. Revenue Bonds, Traditions Englewood Project, 0.90%, 12/1/17	4,225	4,233

Denver City & County G.O. Unlimited Refunding Bonds, Series A, Better Denver, 5.00%, 8/1/16	15,000	15,597
		22,107

Connecticut – 3.5%

Connecticut State G.O. Unlimited Bonds, 5.00%, 8/1/18	15,000	16,681

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 69.7% – continued

Connecticut – 3.5% – continued

Connecticut State G.O. Unlimited Bonds, Series A, 3.00%, 3/15/17	$5,435	$5,623

Connecticut State G.O. Unlimited Bonds, Series A, GAAP Conversion, 4.00%, 10/15/16	2,640	2,741

Connecticut State G.O. Unlimited Bonds, Series A, Sifma Index, 0.44%, 3/1/18	2,500	2,477

Connecticut State G.O. Unlimited Bonds, Series B, SIFMA Index, 0.51%, 3/1/19	1,500	1,481

Connecticut State G.O. Unlimited Bonds, Series D, Sifma Index, 0.90%, 8/15/18	1,500	1,500

Connecticut State G.O. Unlimited Refunding Bonds, Series C, 4.00%, 6/15/16	19,500	20,023

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Yale University, 0.80%, 7/26/17	22,680	22,689

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series T-2, Yale University, 0.60%, 2/1/17	4,850	4,846

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series X-2, Yale University, 0.90%, 2/1/18	33,000	32,934

Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure, 4.00%, 9/1/17	2,000	2,128
		113,123

Delaware – 0.0%

Delaware State G.O. Unlimited Bonds, Series B, 5.00%, 2/1/17	1,540	1,635

District of Columbia – 0.5%

District of Columbia Income Tax Secured Revenue Refunding Bonds, Series E, 0.62%, 12/1/15	16,775	16,775

Florida – 5.7%

Citizens Property Insurance Corp. High Risk Revenue Bonds, Series A-1, Senior Secured, 5.00%, 6/1/16	8,750	9,022

See Notes to the Financial Statements.

FIXED INCOME FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 69.7% – continued

Florida – 5.7% – continued
5.25%, 6/1/17	$1,500	$1,611

Citizens Property Insurance Corp. High Risk Senior Secured Revenue Bonds, Series A-1, 6.00%, 6/1/16	10,240	10,626

Citizens Property Insurance Corp. Revenue Bonds, Series A-1, 5.00%, 6/1/18	2,000	2,172

Citizens Property Insurance Corp. Revenue Bonds, Series A-1, Senior Secured, 5.00%, 6/1/16	1,000	1,031
5.00%, 6/1/17	7,100	7,594
5.00%, 6/1/18	6,870	7,554

Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1, 5.50%, 6/1/17	2,950	3,180

Citizens Property Insurance Corp. Variable Revenue Bonds, Series A-2, Senior Secured, 0.87%, 6/1/18	14,000	13,998

Escambia County Solid Waste Disposal Revenue Bonds, Gulf Power Co. Project, 1.40%, 12/1/17	8,000	8,050

Florida State Board of Education G.O. Unlimited Refunding Bonds, Series B, 5.00%, 1/1/18	25,000	27,410

Florida State Department of Environmental Protection Preservation Revenue Refunding Bonds, 5.00%, 7/1/17	5,000	5,379

Florida State Housing Finance Corp. Mortgage Revenue Bonds, Towers of Jacksonville, 0.70%, 5/1/17	4,500	4,502

Florida State Housing Finance Corp. Revenue Bonds, Series A, Hilltop Landings Apartments, 0.75%, 3/1/17	3,000	3,000

Florida State Housing Finance Corp. Revenue Bonds, Series C, Garden Vista Apartments, 0.55%, 3/1/16	4,000	4,000

Florida State Housing Finance Corp. Revenue Bonds, Series SE, Crossing at Indian Run Apartments, 0.55%, 6/1/16	7,000	7,002

Florida State Housing Finance Corp. Revenue Notes, Series E, Spring Manor Apartments, 0.70%, 11/1/16	3,600	3,601

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 69.7% – continued

Florida – 5.7% – continued

Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, Escrowed to Maturity, 5.00%, 7/1/16	$20,050	$20,770

Florida State Turnpike Authority Revenue Bonds, Series B, 5.00%, 7/1/16	7,500	7,771

Florida State Turnpike Authority Revenue Refunding Bonds, Series A, Department of Transportation, 5.00%, 7/1/16	5,000	5,180

Florida State Turnpike Authority Revenue Refunding Bonds, Series C, Department of Transportation, 5.00%, 7/1/16	4,430	4,589

Greater Orlando Aviation Authority Airport Facilities Revenue Refunding Bonds, Series A (AMT) (AGM Insured), 5.00%, 10/1/16	3,145	3,291

Hillsborough County Aviation Authority, Tampa International Airport Revenue Refunding Bonds, Subseries A (AMT), 4.00%, 10/1/15	2,000	2,000

Jacksonville Special Revenue Bonds, Series A-1, 5.00%, 10/1/17	2,000	2,171

Jacksonville Special Revenue Refunding Bonds, Series C, 5.00%, 10/1/15	1,000	1,000

Jea Electric System Revenue Bonds, Subseries B, 5.00%, 10/1/15	900	900

Lakeland Energy System Variable Revenue Refunding Bonds, 0.77%, 10/1/17	1,000	1,002

Miami-Dade County Aviation International Airport Revenue Bonds, Series D (AGM Insured), Prerefunded, 5.25%, 10/1/17	3,000	3,275

Miami-Dade County Housing Finance Authority Revenue Bonds, Golfside Villas Apartments Project, 0.55%, 5/1/16	5,500	5,501

Miami-Dade County Housing Finance Authority Revenue Bonds, Spinnaker Cove Apartments Project, 0.85%, 4/1/17	2,000	2,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 69.7% – continued

Florida – 5.7% – continued

Miami-Dade County Industrial Development Authority Solid Waste Disposal Revenue Bonds (AMT), Waste Management Inc. Project, 1.50%, 8/1/17	$2,500	$2,517

Palm Beach County Revenue Refunding Bonds, 5.00%, 11/1/16	2,320	2,437

Pasco County School District Sales TRB, 3.00%, 10/1/15	1,000	1,000
3.00%, 10/1/16	1,350	1,385
		186,521

Georgia – 3.1%

Atlanta Airport Revenue Refunding Bonds, Series C (AMT), 4.00%, 1/1/16	2,000	2,020
5.00%, 1/1/17	2,500	2,635

Atlanta Water & Wastewater Revenue Refunding Bonds, Series B, 5.00%, 11/1/15	3,000	3,013

Burke County Development Authority PCR Variable Bonds, Georgia Power Co. Plant, 1.75%, 6/1/17	1,040	1,053

Burke County Development Authority PCR Variable Refunding Bonds, Georgia Transmission C, 1.30%, 5/3/18	9,000	9,045

Burke County Development Authority Revenue Bonds, Georgia Power Co. Plant Vogle Project, 1.38%, 4/4/17	2,350	2,366

Burke County Development Authority Variable Revenue Bonds, Georgia Power Co. Plant Vogtle Project, 1.55%, 6/1/18	28,100	28,245

Columbia County School District G.O. Unlimited Bonds (State Aid Withholding), 5.00%, 4/1/16	1,800	1,844

Georgia State G.O. Unlimited Bonds, Series C-1, 5.00%, 10/1/16	13,000	13,615

Georgia State G.O. Unlimited Bonds, Series H, 5.00%, 12/1/16	6,000	6,328

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 69.7% – continued

Georgia – 3.1% – continued

Metropolitan Atlanta Rapid Transit Authority Sales Tax Variable Revenue Bonds, Series A, 0.32%, 7/1/17	$22,500	$22,437

Metropolitan Atlanta Rapid Transit Authority Sales Variable TRB, Series B, Second Indenture, 0.30%, 7/1/17	7,000	6,972

Private Colleges & Universities Authority Revenue Bonds, Series A, Emory University, 4.00%, 10/1/15	1,390	1,390
		100,963

Hawaii – 0.2%

Hawaii State Airports System Revenue Refunding Bonds, Series B (AMT), 5.00%, 7/1/16	6,100	6,313

Hawaii State G.O. Unlimited Refunding Bonds, Series EK, 5.00%, 8/1/16	1,000	1,040
		7,353

Illinois – 0.7%

Evanston G.O. Unlimited Refunding Bonds, Series B, 2.00%, 12/1/15	1,920	1,926

Illinois State Finance Authority Revenue Bonds, University of Chicago, Prerefunded, 5.00%, 7/1/17	15,000	16,143

Illinois State Unemployment Insurance Fund Building Receipts Revenue Bonds, Series A, 5.00%, 6/15/16	4,700	4,859
		22,928

Indiana – 0.9%

Indiana State Health Facility Financing Authority Revenue Bonds, Series A-3, Ascension Health Subordinate, 4.00%, 8/1/17	5,000	5,289

Indiana State Health Facility Financing Authority Revenue Refunding Bonds, Series A1, Ascension Health Subordinate, Prerefunded, 0.32%, 12/1/15	280	280

See Notes to the Financial Statements.

FIXED INCOME FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 69.7% – continued

Indiana – 0.9% – continued

Whiting Environmental Facilities Variable Revenue Bonds (AMT), BP Products North America, 0.77%, 12/2/19	$25,000	$24,703
		30,272

Kansas – 0.5%

Kansas State Department of Transportation Highway Adjustable Revenue Refunding Bonds, Series B-4, Libor Index, 0.45%, 9/1/18	7,000	6,976

Kansas State Department of Transportation Highway Adjustable Revenue Refunding Bonds, Series B-5, Libor Index, 0.53%, 9/1/19	6,565	6,498

Kansas State Development Finance Authority Revolving Funds Revenue Bonds, Series K, Department of Health, 5.00%, 3/1/18	2,000	2,206
		15,680

Kentucky – 0.4%

Danville City Water & Sewer Revenue Bonds, BANS, 2.00%, 8/1/16	2,000	2,012

Kentucky State Asset Liability Commission General Receipts Revenue Bonds, Series A, University Project Notes (AMBAC Insured), 5.00%, 10/1/15	2,215	2,215

Kentucky State Economic Development Finance Authority Revenue Bonds, Catholic Health Initiatives, 1.03%, 2/1/20	10,000	10,011
		14,238

Louisiana – 1.4%

Ernest N Morial-New Orleans Exhibit Hall Authority Special Tax Refunding Bonds, 4.00%, 7/15/17	1,000	1,056

Louisiana State Citizens Property Insurance Corp. Revenue Refunding Bonds, 5.00%, 6/1/17	4,150	4,439

Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series A, Second Lien, Libor Index, 0.61%, 5/1/18	19,000	19,081

Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series B2, Second Lien, 0.69%, 5/1/18	21,500	21,475

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 69.7% – continued

Louisiana – 1.4% – continued

Shreveport Water & Sewer Improvement G.O. Unlimited Bonds, 4.00%, 9/1/17	$1,000	$1,061
		47,112

Maine – 0.1%

Maine State Turnpike Authority Revenue Bonds (AMBAC Insured), Prerefunded, 5.25%, 7/1/17	2,000	2,163

Maryland – 5.1%

Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, 5.00%, 2/1/17	5,500	5,836
5.00%, 8/1/17	5,425	5,866

Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 11/1/16	13,150	13,820

Baltimore Wastewater Project Revenue Bonds, Subseries C, 3.00%, 7/1/17	760	791

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series B, 5.00%, 3/15/17	6,300	6,717

Maryland State & Local Facilities Loan of 2013 G.O. Unlimited Bonds, First Series A, 5.00%, 3/1/16	4,000	4,082

Maryland State Department of Transportation Consolidated Revenue Bonds, 4.00%, 2/15/16	4,855	4,925
5.00%, 2/15/17	2,000	2,124
5.50%, 6/1/17	6,200	6,709

Maryland State G.O. Unlimited Bonds, Series A, 5.00%, 3/1/18	25,300	27,910

Maryland State G.O. Unlimited Refunding Bonds, First Series B, 4.50%, 8/1/17	5,000	5,361

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series C, The Johns Hopkins Health System, 0.96%, 11/15/17	5,000	5,028

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series D, The Johns Hopkins Health System, 0.96%, 11/15/17	4,995	5,023

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 69.7% – continued

Maryland – 5.1% – continued

Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Series A, The Johns Hopkins Health System, 0.73%, 5/15/18	$19,625	$19,611

Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Series B, The Johns Hopkins Health System, 0.71%, 5/15/18	10,300	10,288

Maryland State Housing & Community Development Administration Department Variable Revenue Bonds, Series B, 0.97%, 3/1/16	1,100	1,100

Montgomery County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series A, 5.00%, 7/1/16	4,000	4,144

Montgomery County G.O. Unlimited Refunding Bonds, Series B, 5.00%, 11/1/16	7,625	8,014

Montgomery County Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 11/1/16	12,000	12,611

Prince George’s County Consolidated Public Improvement G.O. Limited Refunding Bonds, Series B, 5.00%, 12/1/16	8,000	8,437

University System of Maryland Auxilary Facility & Tuition Revenue Bonds, Series A, 5.00%, 4/1/16	4,570	4,682

University System of Maryland Auxilary Facility & Tuition Revenue Refunding Bonds, Series B, 4.00%, 4/1/16	3,500	3,568
		166,647

Massachusetts – 2.1%

Massachusetts Housing Development Finance Agency Revenue Bonds, Colonial Estates, 0.95%, 3/1/16	9,900	9,901

Massachusetts State Development Finance Agency Variable Revenue Bonds, Series M, Partners Healthcare, 0.57%, 1/30/18	24,725	24,663

Massachusetts State Development Finance Agency Variable Revenue Bonds, Series U-1, Boston University, 0.60%, 3/30/17	8,000	7,985

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 69.7% – continued

Massachusetts – 2.1% – continued

Massachusetts State Development Finance Agency Variable Revenue Bonds, Series U-6E, Boston University, 0.57%, 9/30/16	$5,100	$5,103

Massachusetts State Federal Highway Revenue Bonds, Accelerated GANS, Series A, 4.00%, 6/15/16	1,000	1,027

Massachusetts State G.O. Limited Bonds, Series A, 5.00%, 12/1/16	6,000	6,328

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Harvard University, 5.00%, 11/15/17	2,000	2,187

Massachusetts State Housing Finance Agency Revenue Bonds, Series A, Construction Loan Notes, 0.65%, 12/1/16	1,000	1,000

Massachusetts State Housing Finance Agency Revenue Bonds, Series E, 0.95%, 6/1/16	1,600	1,601

Nantucket G.O. Limited Refunding Bonds, 2.00%, 10/1/15	1,035	1,035

Springfield G.O. Limited Refunding Bonds (State Aid Withholding), 8/1/18 (3)	3,000	3,344

University of Massachusetts Building Authority Revenue Refunding Bonds, Senior Series 2 (AMBAC Insured), 4.00%, 11/1/15	5,000	5,017
		69,191

Michigan – 0.7%

Michigan State Finance Authority Revenue Refunding Bonds, Clean Water Subordinate State Revolving Fund, 5.00%, 10/1/15	1,650	1,650

Michigan State Finance Authority Revenue Refunding Bonds, Drinking Water Subordinate State Revolving Fund, 5.00%, 10/1/15	2,275	2,275

Michigan State G.O. Unlimited Refunding Bonds, 5.50%, 12/1/15	1,075	1,085

Michigan State Strategic Fund Exempt Facilities Adjustable Revenue Bonds (AMT), Waste Management, Inc. Project, 1.50%, 8/1/17	2,500	2,502

See Notes to the Financial Statements.

FIXED INCOME FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 69.7% – continued

Michigan – 0.7% – continued

Romeo Community School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 2.00%, 5/1/17	$2,115	$2,154

Saline Area Schools Variable G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 0.57%, 11/2/15	11,600	11,600

Warren Downtown Development G.O. Limited Tax Refunding Bonds, 2.00%, 10/1/16	1,000	1,015
2.00%, 10/1/17	900	919
		23,200

Minnesota – 3.8%

Edina G.O. Unlimited Refunding Bonds, Series B, 3.00%, 2/1/17	3,690	3,817

Metropolitan Council Minneapolis-Saint Paul Metropolitan Area G.O. Unlimited GANS, Series A, 1.00%, 3/1/16	38,700	38,731

Minnesota State Appropriation General Fund Revenue Bonds, Series A, 3.00%, 6/1/16	1,500	1,528
4.00%, 6/1/16	2,000	2,051

Minnesota State G.O. Unlimited Bonds, Prerefunded, 5.00%, 11/1/16	7,000	7,352

Minnesota State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/16	13,670	14,214

Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B, 5.00%, 8/1/16	10,000	10,398

Minnesota State Various Purpose G.O. Unlimited Bonds, Unrefunded Balance, 5.00%, 8/1/17	16,000	17,296

Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F, 4.00%, 8/1/17	1,900	2,019

Moorhead Independent School Building District No. 152 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program), 5.00%, 4/1/16	2,000	2,049

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 69.7% – continued

Minnesota – 3.8% – continued

Osseo Independent School District No. 279 G.O. Unlimited Refunding Bonds, Series C, School Building (School District Credit Program), 5.00%, 2/1/17	$2,850	$3,022

Pipestone County Medical Center Revenue BANS, 0.85%, 5/1/17	1,100	1,101

Saint Paul Housing and Redevelopment Authority Revenue Bonds, Cambric Apartments Project, 0.85%, 6/1/17	7,000	7,009

University of Minnesota Revenue Bonds, Series B, 4.00%, 1/1/17	1,600	1,672

University of Minnesota State Supported Stadium Debt Revenue Refunding Bonds, 5.00%, 8/1/17	2,695	2,910

Wayzata Independent School District No. 284 G.O. Unlimited Refunding Bonds (School District Credit Program), 5.00%, 2/1/17	7,620	8,078
		123,247

Mississippi – 0.1%

Mississippi State Business Finance Corp. Solid Waste Disposal Revenue Bonds, Waste Management, Inc. Project, 1.13%, 9/1/17	2,250	2,253

Missouri – 0.1%

Missouri Joint Municipal Electric Utility Commission Power Project Revenue Refunding Bonds, 5.00%, 1/1/17	2,000	2,111

Municipal States Pooled Securities – 1.4%

BB&T Municipal Trust Certificates Revenue Bonds, Class C (Rabobank Nederland LOC), 0.52%, 12/1/15 (1)(2)	622	622
0.72%, 11/15/17 (1)(2)	20,000	19,803

Nuveen Dividend Advantage Municipal Fund 3 Tax-Exempt Preferreds (AMT), Important Institutional Municipal Fund, 0.77%, 10/1/17 (1)(2)	25,000	25,007
		45,432

Nevada – 3.3%

Clark County Airport Revenue Bonds, Series B (AMT), Junior Sub Lien, 5.00%, 7/1/17	14,700	15,740

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 69.7% – continued

Nevada – 3.3% – continued

Clark County Airport System Revenue Refunding Bonds, Series A-1 (AMT), Subordinate Lien, 5.00%, 7/1/16	$3,000	$3,101
5.00%, 7/1/17	5,000	5,349

Clark County G.O. Limited Refunding Bonds, Series A, 5.00%, 7/1/17	14,400	15,500

Clark County School District G.O. Limited Refunding Bonds, Series A, 5.00%, 6/15/17	51,500	55,285

Clark County School District G.O. Limited Refunding Bonds, Series A (AMBAC Insured), 4.00%, 6/15/16	7,200	7,390

Nevada State Special Revenue Bonds, Unemployment Compensation Fund, 5.00%, 6/1/16	6,500	6,710
		109,075

New Jersey – 0.8%

New Jersey State Building Authority Revenue Refunding Bonds, Series A, 5.00%, 6/15/16	6,000	6,174

New Jersey State EDA Variable Revenue Refunding Bonds, School Facilities Construction, 0.75%, 2/1/17	6,485	6,408

New Jersey State Educational Facilities Authority Revenue Bonds, Series D, Princeton University, 5.00%, 7/1/17	2,000	2,158

New Jersey State Housing & Mortgage Finance Agency Conduit Revenue Bonds, Series E, Broadway Townhouses Project, 0.60%, 12/1/16	2,000	1,998

New Jersey State Transit Corp. Revenue Bonds, Series A, GANS, 5.00%, 9/15/16	5,000	5,210

New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A, 4.00%, 12/15/15	1,550	1,561
5.00%, 12/15/15	1,435	1,449
		24,958

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 69.7% – continued

New Mexico – 1.2%

Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series A, Senior Lien, 5.00%, 7/1/17	$1,200	$1,293

Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B, Subordinate Lien, 3.00%, 7/1/16	1,110	1,133
5.00%, 7/1/17	1,200	1,292

Las Cruces State Shared Gross Receipts Tax Revenue Refunding Bonds, 4.00%, 6/1/16	2,110	2,162

Las Cruces State Shared Gross Receipts TRB, 4.00%, 6/1/17	2,165	2,286

New Mexico State Capital Projects G.O. Unlimited Bonds, 5.00%, 3/1/18	11,000	12,132

New Mexico State Hospital Equipment Loan Council Revenue Bonds, Presbyterian Healthcare Services, 5.00%, 8/1/17	1,385	1,492

New Mexico State Municipal Energy Acquisition Authority Gas Supply Variable Revenue Bonds, Subseries B, 0.88%, 8/1/19	16,350	16,346
		38,136

New York – 7.0%

Brookhaven G.O. Limited Bonds, Series A, 3.00%, 2/1/17	6,565	6,790

Metropolitan Transportation Authority Dedicated Tax Fund Floating Revenue Refunding Bonds, Subseries B-3C, 0.47%, 11/1/19	5,300	5,226

Metropolitan Transportation Authority Dedicated Tax Fund Variable Revenue Refunding Bonds, Series 2008A-2A, 0.40%, 6/1/17	5,000	4,980

Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries G-4, 0.97%, 11/1/17	8,080	8,111

Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries D2 (AGM Insured), 0.73%, 5/15/18	9,200	9,140

See Notes to the Financial Statements.

FIXED INCOME FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 69.7% – continued

New York – 7.0% – continued

New York City G.O. Unlimited Bonds, Series E, 5.00%, 8/1/16	$1,220	$1,269
5.00%, 8/1/17	2,685	2,901

New York City G.O. Unlimited Bonds, Series H, Subseries H-B, 5.00%, 3/1/16	4,875	4,974

New York City G.O. Unlimited Refunding Bonds, Series B, 4.00%, 8/1/16	7,000	7,220

New York City G.O. Unlimited Refunding Bonds, Series C, 5.00%, 8/1/17	8,500	9,183

New York City Housing Development Corp. MF Housing Revenue Bonds, Series E-1-A, 0.75%, 11/1/16	1,545	1,545

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E, 5.00%, 11/1/16	10,950	11,513

New York City Transitional Finance Authority Subordinate Future Tax Secured Revenue Bonds, Series B1, Prerefunded, Escrowed to Maturity, 5.00%, 11/1/16	1,635	1,716

New York City Transitional Finance Authority Subordinate Future Tax Secured Revenue Bonds, Series B1, Unrefunded Balance, 5.00%, 11/1/16	1,365	1,435

New York G.O. Unlimited Bonds, Series I, 5.00%, 8/1/17	3,025	3,268

New York State Dormitory Authority Non Supported Debt Revenue Bonds, Series A, St. Johns University (NATL Insured), Prerefunded, 5.25%, 7/1/17	10,420	11,254

New York State Dormitory Authority Personal Income Tax General Purpose Revenue Bonds, Series A, 5.00%, 2/15/17	2,400	2,551

New York State Dormitory Authority Personal Income Taxable Revenue Refunding Bonds, Series E, 2.00%, 3/15/18	1,500	1,546

New York State Dormitory Authority Personal Income TRB, Series D, 5.00%, 6/15/16	8,000	8,275

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 69.7% – continued

New York – 7.0% – continued

New York State G.O. Unlimited Bonds, Series A, 5.00%, 3/1/16	$10,000	$10,205

New York State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 4/15/17	10,000	10,699

New York State Thruway Authority General Revenue Bonds, Second Series B (NATL Insured), 5.00%, 4/1/16	10,095	10,096

New York State Urban Development Corp. Personal Income TRB, Series A, 5.00%, 3/15/17	9,000	9,598

New York State Urban Development Corp. Revenue Refunding Bonds, Series D, Service Contract, 5.25%, 1/1/17	6,730	7,131

Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund, 0.64%, 10/1/17 (1)(2)	15,000	15,004

Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 186 (AMT), 4.00%, 10/15/16	3,800	3,940

Port Authority of New York & New Jersey Consolidated-One Hundred Forty-Sixth Revenue Bonds (AMT) (AGM Insured), 5.00%, 12/1/17	5,000	5,278

Suffolk County Water Authority Revenue BANS, Series A, 4.00%, 1/15/16	11,500	11,628

Triborough Bridge & Tunnel Authority Taxable Revenue Refunding Bonds, Subseries D, Floating Notes, 0.64%, 2/1/16	38,220	38,219

Triborough Bridge & Tunnel Authority Variable Revenue Refunding Bonds, General Subseries B-4, 0.65%, 1/3/17	3,500	3,517
		228,212

North Carolina – 0.4%

Mecklenburg County G.O. Unlimited Bonds, Series A, 5.00%, 4/1/17	3,000	3,204

North Carolina State G.O. Unlimited Refunding Bonds, Series E, 5.00%, 5/1/16	2,000	2,056

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 69.7% – continued

North Carolina – 0.4% – continued

North Carolina State Limited Obligation Revenue Refunding Bonds, Series B, 5.00%, 11/1/16	$2,255	$2,370

Wake County Public Improvement G.O. Unlimited Bonds, 5.00%, 9/1/17	5,670	6,150
		13,780

North Dakota – 0.0%

Fargo G.O. Unlimited Refunding & Improvement Bonds, Series F, 5.00%, 5/1/17	1,065	1,141

Ohio – 3.0%

Allen County Hospital Facilities Revenue Bonds, Series B, Adjustable Mercy Health, 0.77%, 5/1/20	50,000	49,476

Columbus G.O. Limited Bonds, Series B, 2.00%, 7/1/17	2,290	2,348

Franklin County Various Purpose G.O. Limited Tax Bonds, 3.00%, 12/1/15	1,500	1,507

Lancaster Port Authority Gas Variable Revenue Refunding Bonds, 0.85%, 8/1/19	21,500	21,521

Northeast Ohio Regional Sewer District Revenue Refunding Bonds, 5.00%, 11/15/17	3,000	3,275

Ohio State G.O. Unlimited Bonds, Series B, 2.00%, 9/1/17	2,660	2,729
4.00%, 9/1/18	2,390	2,602

Ohio State Higher Educational Facility Commission Revenue Bonds, Series A-2, Cleveland Clinic Health System Obligation, 0.49%, 1/1/18	2,000	1,989

Ohio State Infrastructure Improvement G.O. Unlimited Bonds, Series B, 3.00%, 9/1/17	5,200	5,433

Ohio State Lease Appropriation Revenue Bonds, Series A, Mental Health, 3.00%, 2/1/16	1,750	1,767

University of Cincinnati Receipts Revenue Bonds, Series A, 0.58%, 6/1/18	5,500	5,503
		98,150

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 69.7% – continued

Oklahoma – 0.2%

Oklahoma City G.O. Unlimited Refunding Bonds, 2.00%, 3/1/17	$2,000	$2,043

Oklahoma County Independent School District No. 12 Edmond Combined Purpose G.O. Unlimited Bonds, 1.25%, 3/1/16	1,200	1,205

Tulsa G.O. Unlimited Bonds, 2.00%, 3/1/17	2,930	2,993
		6,241

Oregon – 0.3%

Gilliam County Solid Waste Management Disposal Variable Revenue Bonds, Series A (AMT), 2.50%, 5/1/17	5,000	5,125

Portland Public Safety Projects & Emerging G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/15/16	1,750	1,810

Portland Sewer System Revenue Refunding Bonds, Series B, Second Lien, 5.00%, 6/1/17	2,000	2,146
		9,081

Pennsylvania – 3.0%

Chester County IDA Student Housing Revenue Refunding BANS, University Student Housing Project, 0.65%, 2/1/17	6,700	6,692

North Penn Water Authority Variable Revenue Refunding Bonds, 0.54%, 11/1/19	1,000	985
0.63%, 11/1/19	4,080	4,031

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series A, UPMC, 4.00%, 2/1/17	1,430	1,497

Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Series A, Waste Management Project, 1.50%, 5/1/18	2,000	2,005

Pennsylvania State G.O. Unlimited Bonds, First Series, 5.00%, 3/15/17	27,200	28,942

Pennsylvania State G.O. Unlimited Bonds, Second Series, 5.00%, 10/15/16	4,000	4,196

See Notes to the Financial Statements.

FIXED INCOME FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 69.7% – continued

Pennsylvania – 3.0% – continued

Pennsylvania State HFA SFM Revenue Bonds, Series 114A (AMT), 1.55%, 10/1/16	$1,910	$1,924

Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, University of Pennsylvania Health System, 5.00%, 8/15/17	3,500	3,776

Pennsylvania State Third G.O. Unlimited Refunding Bonds (NATL Insured), 5.38%, 7/1/16	10,000	10,387

Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series A-2, 0.72%, 12/1/19	2,500	2,473

Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series B-1, 0.32%, 12/1/16	13,000	13,003
0.62%, 12/1/18	12,000	11,942

Philadelphia G.O. Unlimited Bonds, Series A, 5.00%, 7/15/16	1,000	1,036

Philadelphia Water & Wastewater Revenue Refunding Bonds, Series A, 5.00%, 6/15/16	1,500	1,550

University Area Joint Authority Variable Revenue Refunding Bonds, 0.42%, 11/1/17	5,400	5,387
		99,826

Rhode Island – 0.1%

Rhode Island & Providence Plantations G.O. Unlimited Refunding Bonds, Consolidated Capital Development Loan, 4.00%, 8/1/17	2,475	2,624

South Carolina – 0.5%

Horry County School District G.O. Unlimited Refunding Bonds, Series B (SCSDE Insured), 5.00%, 3/1/18	3,560	3,924

Lexington County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (SCSDE Insured), 5.00%, 2/1/17	2,840	3,010

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 69.7% – continued

South Carolina – 0.5% – continued

Richland County School District No. 2 G.O. Unlimited Refunding Bonds, Series C (SCSDE Insured), 5.00%, 2/1/17	$8,000	$8,485
		15,419

Tennessee – 0.6%

Knox County G.O. Unlimited Refunding Bonds, 5.00%, 4/1/17	3,000	3,204

Memphis Electric System Subordinated Revenue Refunding Bonds, 5.00%, 12/1/16	4,325	4,560

Rutherford County Health and Educational Facilities Housing Board Revenue Bonds, Collateral Imperial Gardens Project, 0.95%, 7/1/17	2,000	2,006

Shelby County G.O. Unlimited Refunding Bonds, Series A, 5.00%, 4/1/18	10,000	11,065
		20,835

Texas – 9.5%

Beckville Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 3.00%, 2/15/17	980	1,013

Carrollton G.O. Limited Refunding & Improvement Bonds, 4.00%, 8/15/17	1,000	1,063

City of Corpus Christi Utility System Variable Revenue Bonds, Series B, Junior Lien, 2.00%, 7/15/17	15,000	15,230

Dallas County G.O. Limited Tax Notes, 3.00%, 2/15/16	4,000	4,040

Dallas G.O. Limited Refunding Bonds, 5.00%, 2/15/17	8,000	8,498

Dallas Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 4.00%, 8/15/16	3,000	3,100

DeSoto Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 3.00%, 8/15/16	1,035	1,060

Fort Worth Water & Sewer System Revenue Refunding & Improvement Bonds, Series A, 5.00%, 2/15/17	7,865	8,351

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 69.7% – continued

Texas – 9.5% – continued

Georgetown Independent School District Variable G.O. Unlimited Refunding Bonds, 2.00%, 8/1/18	$5,000	$5,095

Grand Parkway Transportation Corp. System Toll Revenue BANS, Series A, 3.00%, 12/15/16	28,225	29,063

Harlandale Independent School District G.O. Unlimited Bonds (PSF-Gtd.), 2.00%, 8/15/18	5,000	5,099

Harris County Cultural Education Facilities Finance Corp. TRB, Memorial Hermann Hospital, 0.60%, 12/1/19	1,950	1,927

Houston G.O. Limited Refunding Bonds, Series A, 5.00%, 3/1/17	15,700	16,699

Houston Higher Education Finance Corp. Variable Revenue Refunding Bonds, Series B, Rice University, Prerefunded, 0.55%, 5/16/16	38,500	38,549

Houston Independent School District G.O. Limited Tax School House Bonds, Series B (PSF-Gtd.), 0.95%, 6/1/17	5,900	5,913
1.70%, 6/1/18	5,000	5,034

Houston Independent School District Variable G.O. Limited Tax Refunding Bonds (PSF-Gtd.), 1.70%, 6/1/18	12,500	12,663

Houston Utility System Combined Revenue Refunding Bonds, Series D, First Lien, 5.00%, 11/15/16	1,500	1,579

Katy Independent School District Variable G.O. Unlimited Refunding Bonds, Series C (PSF-Gtd.), 0.69%, 8/15/19	7,000	6,996

Lower Colorado River Authority Revenue Refunding Bonds, Series D, 5.00%, 5/15/17	2,220	2,373

Lubbock Waterworks G.O. Limited Bonds, Certificates of Obligation, 5.00%, 2/15/17	1,000	1,061

Mcallen G.O. Limited Refunding Bonds, 4.00%, 2/15/17	1,360	1,425

North Texas Tollway Authority Variable Revenue Refunding Bonds, Series A, First Tier, 0.82%, 1/1/19	7,000	6,978

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 69.7% – continued

Texas – 9.5% – continued

Nuveen Quality Income Municipal Fund Tax-Exempt Preferreds (AMT), Important Shares Institutional Municipal Fund, 0.92%, 11/1/18 (1)(2)	$18,000	$18,016

San Antonio General Improvement G.O. Limited Refunding Bonds, 5.00%, 2/1/16	2,600	2,643

San Antonio Water System Variable Revenue Refunding Bonds, Junior Lien, 0.70%, 11/1/16	7,600	7,598

San Antonio Water System Variable Revenue Refunding Bonds, Series B, Junior Lien, 0.42%, 11/1/17	21,500	21,383

Texas State PFA G.O. Unlimited Refunding Bonds, Series A, 3.00%, 10/1/16	14,000	14,386

Texas State Transportation Commission Highway Fund Floating Revenue Bonds, Series B, First Tier, 0.37%, 4/1/17	43,000	43,004

University of Texas Financing System Revenue Bonds, Series B, Prerefunded, 5.00%, 8/15/16	9,130	9,506

University of Texas System Board of Regents Permanent University Fund Revenue Refunding Bonds, Series A, 2.00%, 7/1/16	10,000	10,132
		309,477

Utah – 0.1%

Utah State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 7/1/18	2,000	2,233

Vermont – 0.1%

Vermont State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 8/15/16	3,170	3,302

Virginia – 0.3%

Louisa Industrial Development Authority PCR Refunding Bonds, Series C, Virginia Electric & Power Co., 0.70%, 12/1/16	4,350	4,357

Norfolk Capital Improvement G.O. Unlimited Bonds, Series C, 5.00%, 4/1/16	1,405	1,439

See Notes to the Financial Statements.

FIXED INCOME FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 69.7% – continued

Virginia – 0.3% – continued

Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, Series A, 21st Century College (State Intercept Program), 5.00%, 2/1/17	$4,725	$5,010
		10,806

Washington – 1.6%

Central Puget Sound Regional Transportation Authority Revenue Refunding Bonds, Series P-1, 5.00%, 2/1/17	1,500	1,591

Central Puget Sound Regional Transportation Authority Sales & Use TRB, Series S-2A, Green Bonds, 0.72%, 11/1/18	25,000	25,028

Grant County Public Utility District No. 2 Variable Revenue Bonds, Series K, 0.34%, 12/1/17	10,000	9,945

Tacoma Electric System Revenue Refunding Bonds, Series A, 5.00%, 1/1/16	1,750	1,772

Washington State G.O. Unlimited Bonds, Series E, 5.00%, 2/1/16	5,000	5,083

Washington State Local Agency Personal Property COPS, Series A, 5.00%, 7/1/16	3,765	3,900

Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E, 5.00%, 2/1/17	4,500	4,770
		52,089

West Virginia – 0.0%

West Virginia State Housing Finance Development Fund Revenue Bonds, Series A (AMT), 0.65%, 11/1/16	1,290	1,291

Wisconsin – 0.5%

Milwaukee County G.O. Unlimited Bonds, Series A, 2.00%, 12/1/16	2,620	2,670

Wisconsin State G.O. Unlimited Bonds, Series C, 5.00%, 5/1/18	8,505	9,440

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 69.7% – continued

Wisconsin – 0.5% – continued

Wisconsin State Health & Educational Facilities Authority Variable Revenue Bonds, Series B-1, Aurora Health Care Services, 1.25%, 8/15/17	$5,200	$5,225
		17,335
Total Municipal Bonds
(Cost $2,278,422)		2,279,641

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 1.4%

Northern Institutional Funds - Tax-Exempt Portfolio, 0.01% (4)	45,842,175	$45,842
Total Investment Companies
(Cost $45,842)		45,842

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 2.1%

DeKalb County Authority Multifamily Housing VRDB, Oak Forest Apartments Project, 0.50%, 11/1/15	$6,240	$6,241

Floyd County Development Authority VRDB, Power Company Plant Hammond, 0.85%, 11/19/15	8,500	8,505

Houston Independent School District Variable G.O. Limited Tax VRDB (PSF-Gtd.), 0.88%, 6/1/16	16,100	16,146

Indiana State Ascension Health Facility Financing Authority VRDB, Unrefunded Balance, 0.32%, 12/1/15	7,220	7,221

Indiana State Health Facility Financing Authority Refunding VRDB, Ascension Health Subordinate, Unrefunded Balance, 5.00%, 7/28/16	5,000	5,189

Massachusetts State Health & Educational Facilities Authority VRDB, Series A, University of Massachusetts, 0.70%, 4/1/16	7,500	7,511

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 2.1% – continued

Navajo County Pollution Control Corp. Refunding VRDB, Series A, Arizona Public Service Co. Cholla, 0.45%, 11/17/15	$2,000	$2,000

Ohio State Water Development Authority Solid Waste Disposal VRDB, Waste Management Project, 2.25%, 7/1/16	1,500	1,521

Okeechobee County Solid Waste Disposal Management Landfill VRDB, Series A, 2.25%, 7/1/16	1,250	1,268

Palm Beach County School Board Term Rate COPS VRDB, Series A, 5.00%, 8/1/16	6,000	6,228

Pennsylvania State Economic Development Financing Authority Solid Waste Disposal VRDB, Waste Management Project, 1.75%, 12/1/15	3,250	3,256

San Antonio Electric & Gas System Refunding VRDB, Series B, Junior Lien, 2.00%, 12/1/15	1,950	1,955

University of Delaware VRDB, Series C, 0.70%, 5/1/16	2,000	2,002
Total Short-Term Investments
(Cost $68,913)		69,043

Total Investments – 99.8%
(Cost $3,267,302)		3,266,319

Other Assets less Liabilities – 0.2%		6,183
NET ASSETS – 100.0%		$3,272,502

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2015, the value of these restricted illiquid securities amounted to approximately $85,454,000 or 2.6% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)

BB&T Municipal Trust Certificates Revenue Bonds, Class C (Rabobank Nederland LOC), 0.72%, 11/15/17	11/19/14	$20,000

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)

BB&T Municipal Trust Revenue Bonds, Series C (Rabobank Nederland LOC), 0.52%, 12/1/15	12/19/12	$622

Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund, 0.64%, 10/1/17	3/27/14	15,000

Nuveen AMT-Free Municipal Income Fund Tax-Exempt Preferreds, Important Shares Institutional Municipal Fund, 0.49%, 7/1/18	12/17/14	7,000

Nuveen Dividend Advantage Municipal Fund 3 Tax-Exempt Preferreds (AMT), Important Institutional Municipal Fund, 0.77%, 10/1/17	3/27/14	25,000

Nuveen Quality Income Municipal Fund Tax-Exempt Preferreds (AMT), Important Shares Institutional Municipal Fund, 0.92%, 11/1/18	4/7/15	18,000

(3)	When-Issued Security. Coupon rate is not in effect at September 30, 2015.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

At September 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	3.1%
AAA	17.1
AA	40.7
A	27.3
BBB	8.3
BB	0.9
A1 (Short Term)	1.2
Cash Equivalents	1.4

Total	100.0%

* Credit quality ratings are based on the available Moody’s, Standard & Poor’s, and/or Fitch ratings. When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial

See Notes to the Financial Statements.

FIXED INCOME FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds (1)	$–	$405,942	$–	$405,942
Foreign Issuer Bonds (1)	–	365,760	–	365,760
U.S. Government Obligations (1)	–	100,091	–	100,091
Municipal Bonds (1)	–	2,279,641	–	2,279,641
Investment Companies	45,842	–	–	45,842
Short-Term Investments	–	69,043	–	69,043
Total Investments	$45,842	$3,220,477	$–	$3,266,319

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 9.1%

Auto Floor Plan – 0.7%

Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1, 1.20%, 2/15/19	$2,000	$2,001

GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A, 0.66%, 10/20/17	2,000	2,000

GE Dealer Floorplan Master Note Trust, Series 2013-1, Class A, 0.62%, 4/20/18	4,500	4,496

GE Dealer Floorplan Master Note Trust, Series 2014-1, Class A, 0.60%, 7/20/19	5,000	4,965
		13,462

Automobile – 3.0%

Ally Auto Receivables Trust, Series 2014-SN1, Class A2A, 0.52%, 10/20/16	400	400

Ally Auto Receivables Trust, Series 2015-2, Class A2A, 0.98%, 3/15/18	4,500	4,503

Ally Auto Receivables Trust, Series 2015-SN1, Class A2A, 0.93%, 6/20/17	3,481	3,481

AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A2B, 0.52%, 4/9/18	2,049	2,046

AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A2A, 0.72%, 4/9/18	2,155	2,152

AmeriCredit Automobile Receivables, Series 2015-1, Class A2A, 0.77%, 4/9/18	3,048	3,047

ARI Fleet Lease Trust, Series 2014-A, Class A2, 0.81%, 11/15/22 (1)	2,978	2,978

ARI Fleet Lease Trust, Series 2015-A, Class A2, 1.11%, 11/15/18 (1)	2,000	1,996

CarMax Auto Owner Trust, Series 2014-3, Class A2, 0.55%, 8/15/17	2,354	2,353

CarMax Auto Owner Trust, Series 2015-1, Class A2, 0.88%, 3/15/18	2,912	2,914

CarMax Auto Owner Trust, Series 2015-2, Class A2A, 0.82%, 6/15/18	1,000	999

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 9.1% – continued

Automobile – 3.0% – continued

Enterprise Fleet Financing LLC, Series 2013-1, Class A2, 0.68%, 9/20/18 (1)	$350	$350

Enterprise Fleet Financing LLC, Series 2013-2, Class A2, 1.06%, 3/20/19 (1)	1,168	1,168

Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30%, 9/20/20 (1)	2,500	2,497

GM Financial Automobile Leasing Trust, Series 2015-1, Class A2, 1.10%, 12/20/17	4,500	4,504

GM Financial Automobile Leasing Trust, Series 2015-2, Class A2B, 0.64%, 4/20/18	5,000	4,997

Hyundai Auto Lease Securitization Trust, Series 2014-B, Class A2, 0.61%, 2/15/17 (1)	994	994

Hyundai Auto Lease Securitization Trust, Series 2015-B, Class A2B, 0.53%, 12/15/17	2,000	1,995

Mercedes Benz Auto Lease Trust, Series 2013-B, Class A3, 0.62%, 7/15/16	636	636

Mercedes Benz Auto Lease Trust, Series 2015-A, Class A2A, 0.78%, 2/15/17	4,365	4,366

Santander Drive Auto Receivables Trust, Series 2014-3, Class A2A, 0.54%, 8/15/17	297	297

Santander Drive Auto Receivables Trust, Series 2015-2, Class A2A, 0.88%, 9/17/18	4,500	4,495

Santander Drive Auto Receivables Trust, Series 2015-4, Class A2A, 1.20%, 12/17/18	1,700	1,699

Volkswagen Auto Lease Trust, Series 2015-A, Class A2A, 0.87%, 6/20/17	1,363	1,363
		56,230

Credit Card – 4.5%

Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3, 0.96%, 9/16/19	3,500	3,504

Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A5, 1.48%, 7/15/20	5,500	5,537

See Notes to the Financial Statements.

FIXED INCOME FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 9.1% – continued

Credit Card – 4.5% – continued

Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5, 1.60%, 5/17/21	$3,500	$3,528

Capital One Multi-Asset Execution Trust, Series 2015-A6, Class A6, 0.57%, 6/15/20	5,000	5,002

CARDS II Trust, Series 2015-2A, Class A, 0.73%, 7/15/20	2,500	2,500

Chase Issuance Trust, Series 2013-A8, Class A8, 1.01%, 10/15/18	2,000	2,005

Chase Issuance Trust, Series 2014-A1, Class A1, 1.15%, 1/15/19	2,000	2,006

Citibank Credit Card Issuance Trust, Series 2013-A3, Class A3, 1.11%, 7/23/18	5,000	5,015

Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6, 1.32%, 9/7/18	10,000	10,049

Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2, 1.02%, 2/22/19	5,000	5,005

Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4, 1.23%, 4/24/19	5,000	5,017

Discover Card Execution Note Trust, Series 2014-A3, Class A3, 1.22%, 10/15/19	3,000	3,010

Discover Card Execution Note Trust, Series 2015-A3, Class A, 1.45%, 3/15/21	8,000	7,999

First National Master Note Trust, Series 2013-2, Class A, 0.74%, 10/15/19	2,500	2,502

First National Master Note Trust, Series 2015-1, Class A, 0.97%, 9/15/20	2,000	2,000

Golden Credit Card Trust, Series 2014-2A, Class A, 0.66%, 3/15/21 (1)	4,000	3,985

Master Credit Card Trust II, Series 2013-3A, Class A, 0.65%, 1/22/18 (1)	3,000	3,001

Penarth Master Issuer PLC, Series 2015-1A, Class A1, 0.61%, 3/18/19 (1)	5,000	4,986

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 9.1% – continued

Credit Card – 4.5% – continued

Synchrony Credit Card Master Note Trust, Series 2015-2, Class A, 1.60%, 4/15/21	$2,000	$2,007

World Financial Network Credit Card Master Trust, Series 2013-B, Class A, 0.91%, 3/16/20	1,000	1,000

World Financial Network Credit Card Master Trust, Series 2015-A, Class A, 0.69%, 2/15/22	2,500	2,495
		82,153

Other – 0.9%

CNH Equipment Trust, Series 2015-A, Class A2, 0.84%, 6/15/18	2,000	2,000

Dell Equipment Finance Trust, Series 2015-1, Class A2, 1.01%, 7/24/17 (1)	3,000	2,999

GE Equipment Small Ticket LLC, Series 2014-1A, Class A2, 0.59%, 8/24/16	1,138	1,138

John Deere Owner Trust, Series 2015-B, Class A2, 0.98%, 6/15/18	3,500	3,501

Kubota Credit Owner Trust, Series 2015-1A, Class A2, 0.94%, 12/15/17 (1)	2,300	2,300

MMAF Equipment Finance LLC, Series 2015-AA, Class A2, 0.96%, 9/18/17 (1)	1,100	1,099

Volvo Financial Equipment LLC, Series 2014-1A, Class A2, 0.54%, 11/15/16 (1)	309	309

Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17 (1)	3,500	3,501
		16,847
Total Asset-Backed Securities
(Cost $168,593)		168,692

CORPORATE BONDS – 44.5%

Automobiles Manufacturing – 3.9%

American Honda Finance Corp., 1.13%, 10/7/16	6,000	6,020
1.50%, 9/11/17 (1)	700	703

Daimler Finance North America LLC, 1.25%, 1/11/16 (1)	1,250	1,252

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 44.5% – continued

Automobiles Manufacturing – 3.9% – continued
0.75%, 3/2/18 (1)	$3,600	$3,556
1.65%, 3/2/18 (1)	6,000	5,918
1.16%, 8/1/18 (1)	5,000	4,981

Ford Motor Credit Co. LLC, 1.68%, 9/8/17	2,000	1,987
1.17%, 3/12/19	15,000	14,571

Hyundai Capital America, 1.63%, 10/2/15 (1)	2,000	2,000
1.88%, 8/9/16 (1)	5,000	5,024

Nissan Motor Acceptance Corp., 1.00%, 3/15/16 (1)	1,000	1,000
0.88%, 3/3/17 (1)	10,000	9,969

Toyota Motor Credit Corp., 0.80%, 5/17/16	6,250	6,264
1.25%, 10/5/17	1,000	1,001
0.71%, 3/12/20	3,000	2,950

Volkswagen Group of America Finance LLC, 0.70%, 5/23/17 (1)	4,000	3,816
0.80%, 5/22/18 (1)	1,000	912
		71,924

Banks – 3.2%

Bank of America N.A., 1.13%, 11/14/16	4,700	4,697
1.25%, 2/14/17	3,000	3,002
1.65%, 3/26/18	5,000	4,996

BB&T Corp., 1.20%, 6/15/18	2,000	2,009

Capital One N.A., 1.50%, 9/5/17	4,100	4,081
1.65%, 2/5/18	3,000	2,970
2.35%, 8/17/18	2,750	2,758

HSBC USA, Inc., 1.21%, 9/24/18	3,000	3,004
0.92%, 11/13/19	10,000	9,903

PNC Bank N.A., 1.30%, 10/3/16	3,600	3,609
1.13%, 1/27/17	1,200	1,201
1.50%, 2/23/18	3,750	3,742

US Bancorp, 3.44%, 2/1/16	7,100	7,160

US Bank N.A., 1.38%, 9/11/17	6,000	6,018
		59,150

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 44.5% – continued

Biotechnology – 0.7%

Amgen, Inc., 2.13%, 5/15/17	$3,000	$3,038
1.25%, 5/22/17	2,384	2,379
0.93%, 5/22/19	1,965	1,950

Celgene Corp., 2.13%, 8/15/18	2,500	2,520

Gilead Sciences, Inc., 1.85%, 9/4/18	2,950	2,971
		12,858

Cable & Satellite – 0.2%

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 2.40%, 3/15/17	4,000	4,053

Chemicals – 0.3%

Monsanto Co., 1.15%, 6/30/17	5,000	4,984

Commercial Finance – 1.2%

GATX Corp., 1.25%, 3/4/17	6,000	5,968

General Electric Capital Corp., 1.04%, 4/2/18	3,991	4,011
0.80%, 1/14/19	3,100	3,099
0.90%, 1/9/20	10,000	10,008
		23,086

Communications Equipment – 2.6%

Apple, Inc., 1.05%, 5/5/17	16,000	16,061

Cisco Systems, Inc., 1.10%, 3/3/17	16,400	16,454
0.82%, 3/1/19	15,000	14,955
		47,470

Consumer Finance – 1.0%

American Express Credit Corp., 0.60%, 6/5/17	3,500	3,481
1.06%, 5/26/20	7,500	7,459

Capital One Bank USA N.A., 1.30%, 6/5/17	3,500	3,476

Synchrony Financial, 1.88%, 8/15/17	3,500	3,501
		17,917

See Notes to the Financial Statements.

FIXED INCOME FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 44.5% – continued

Diversified Banks – 2.9%

Bank of America Corp., 1.39%, 3/22/18	$6,000	$6,034
1.33%, 1/15/19	3,000	3,023
1.20%, 4/1/19	5,000	5,003

Citigroup, Inc., 1.12%, 4/1/16	5,000	5,006
1.18%, 7/30/18	5,000	4,997
1.05%, 4/8/19	5,000	4,961

JPMorgan Chase & Co., 0.95%, 2/26/16	4,250	4,254
1.13%, 2/26/16	3,000	3,005
0.84%, 2/15/17	2,000	1,998
0.83%, 3/1/18	4,200	4,178
0.92%, 1/28/19	4,000	3,984
1.25%, 1/23/20	7,000	7,031

Wells Fargo & Co., 0.92%, 4/23/18	1,215	1,220
		54,694

Electrical Equipment Manufacturing – 0.3%

Amphenol Corp., 1.55%, 9/15/17	5,000	5,003

Entertainment Content – 0.3%

Walt Disney (The) Co., 1.13%, 2/15/17	1,017	1,022
1.10%, 12/1/17	5,189	5,189
		6,211

Exploration & Production – 0.1%

Marathon Oil Corp., 0.90%, 11/1/15	1,500	1,500

Financial Services – 2.1%

Bank of New York Mellon (The) Corp., 0.81%, 9/11/19	3,000	2,980
1.19%, 8/17/20	2,000	2,006

Goldman Sachs Group (The), Inc., 1.42%, 11/15/18	7,000	7,042

Morgan Stanley, 1.58%, 2/25/16	5,000	5,012
1.06%, 1/5/18	5,000	4,998
1.58%, 4/25/18	1,000	1,014
1.14%, 1/24/19	4,000	4,002
1.03%, 7/23/19	5,000	4,965

MUFG Americas Holdings Corp., 1.63%, 2/9/18	2,000	1,995

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 44.5% – continued

Financial Services – 2.1% – continued

State Street Corp., 1.22%, 8/18/20	$5,000	$5,016
		39,030

Food & Beverage – 3.1%

Anheuser-Busch InBev Finance, Inc., 0.70%, 2/1/19	22,645	22,364

Anheuser-Busch InBev Worldwide, Inc., 1.38%, 7/15/17	6,093	6,091

ConAgra Foods, Inc., 1.30%, 1/25/16	2,000	2,002

General Mills, Inc., 0.59%, 1/29/16	1,000	999

PepsiCo, Inc., 0.95%, 2/22/17	2,000	2,003

SABMiller Holdings, Inc., 2.45%, 1/15/17 (1)	8,100	8,209
0.99%, 8/1/18 (1)	8,625	8,586

Wm Wrigley Jr. Co., 1.40%, 10/21/16 (1)	7,000	7,017
		57,271

Health Care Facilities & Services – 0.7%

Express Scripts Holding Co., 1.25%, 6/2/17	5,250	5,234

McKesson Corp., 0.95%, 12/4/15	7,600	7,602
		12,836

Home Improvement – 0.0%

Whirlpool Corp., 1.35%, 3/1/17	1,000	1,000

Integrated Oils – 0.9%

Chevron Corp., 1.37%, 3/2/18	3,000	3,003
0.73%, 11/15/19	8,500	8,475

Exxon Mobil Corp., 0.92%, 3/15/17	4,750	4,762
		16,240

Machinery Manufacturing – 1.5%

Caterpillar Financial Services Corp., 1.00%, 3/3/17	2,365	2,365
1.25%, 8/18/17	4,300	4,309
1.70%, 6/16/18	4,600	4,618

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 44.5% – continued

Machinery Manufacturing – 1.5% – continued

Eaton Corp., 0.95%, 11/2/15	$4,000	$4,001

Illinois Tool Works, Inc., 0.90%, 2/25/17	2,000	2,002

John Deere Capital Corp., 1.20%, 10/10/17	7,000	7,001
1.35%, 1/16/18	1,500	1,500
1.30%, 3/12/18	535	534
1.60%, 7/13/18	1,000	1,001
		27,331

Managed Care – 0.4%

UnitedHealth Group, Inc., 1.90%, 7/16/18	7,000	7,073

Mass Merchants – 0.9%

Costco Wholesale Corp., 1.13%, 12/15/17	14,015	14,014

Wal-Mart Stores, Inc., 1.13%, 4/11/18	3,250	3,248
		17,262

Medical Equipment & Devices Manufacturing – 2.1%

Baxter International, Inc., 0.95%, 6/1/16	5,000	5,003

Becton Dickinson and Co., 1.80%, 12/15/17	3,000	3,013

Medtronic, Inc., 1.50%, 3/15/18	1,835	1,828

Stryker Corp., 2.00%, 9/30/16	9,895	10,004

Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	4,725	4,769
1.30%, 2/1/17	7,500	7,496

Zimmer Biomet Holdings, Inc., 1.45%, 4/1/17	6,250	6,237
		38,350

Metals & Mining – 0.7%

Freeport-McMoRan, Inc., 2.30%, 11/14/17	6,000	5,415

Glencore Funding LLC, 1.70%, 5/27/16 (1)	6,000	5,700
2.13%, 4/16/18 (1)	3,000	2,580
		13,695

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 44.5% – continued

Oil & Gas Services & Equipment – 1.4%

Cameron International Corp., 1.15%, 12/15/16	$3,000	$2,990
1.40%, 6/15/17	3,300	3,278

Halliburton Co., 1.00%, 8/1/16	20,250	20,251
		26,519

Pharmaceuticals – 1.9%

AbbVie, Inc., 1.20%, 11/6/15	8,690	8,694
1.80%, 5/14/18	4,000	3,989

Eli Lilly & Co., 1.25%, 3/1/18	3,705	3,703

Johnson & Johnson, 0.70%, 11/28/16	1,500	1,502

Mylan, Inc., 1.80%, 6/24/16	3,000	2,994
1.35%, 11/29/16	3,000	2,979

Pfizer, Inc., 1.10%, 5/15/17	5,000	5,009

Zoetis, Inc., 1.15%, 2/1/16	6,000	6,004
		34,874

Pipeline – 0.2%

Enterprise Products Operating LLC, 1.65%, 5/7/18	3,000	2,979

Property & Casualty Insurance – 0.8%

Berkshire Hathaway Finance Corp., 0.95%, 8/15/16	11,100	11,135
1.60%, 5/15/17	1,005	1,015

Berkshire Hathaway, Inc., 2.20%, 8/15/16	2,500	2,533
		14,683

Publishing & Broadcasting – 0.2%

NBCUniversal Enterprise, Inc., 0.97%, 4/15/18 (1)	3,000	2,997

Real Estate – 2.5%

ERP Operating L.P., 5.38%, 8/1/16	5,000	5,180

Kimco Realty Corp., 5.70%, 5/1/17	11,000	11,696

Simon Property Group L.P., 2.80%, 1/30/17	6,737	6,865

See Notes to the Financial Statements.

FIXED INCOME FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 44.5% – continued

Real Estate – 2.5% – continued
1.50%, 2/1/18 (1)	$5,950	$5,940

Ventas Realty L.P., 1.55%, 9/26/16	2,000	2,005
1.25%, 4/17/17	4,000	3,982

Vereit Operating Partnership L.P., 2.00%, 2/6/17	5,000	4,900

WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 9/15/17 (1)	5,000	4,967
		45,535

Restaurants – 0.1%

Starbucks Corp., 0.88%, 12/5/16	2,000	2,003

Retail – Consumer Discretionary – 1.5%

Amazon.com, Inc., 1.20%, 11/29/17	3,975	3,958

AutoZone, Inc., 1.30%, 1/13/17	5,050	5,057

Home Depot (The), Inc., 5.40%, 3/1/16	4,000	4,080

Lowe’s Cos., Inc., 1.63%, 4/15/17	2,500	2,529
0.75%, 9/10/19	12,850	12,798
		28,422

Semiconductors – 0.4%

Intel Corp., 1.35%, 12/15/17	6,880	6,868

KLA-Tencor Corp., 2.38%, 11/1/17	1,000	1,005
		7,873

Software & Services – 0.9%

Oracle Corp., 1.20%, 10/15/17	8,330	8,344
0.87%, 1/15/19	7,990	7,995
		16,339

Supermarkets & Pharmacies – 1.1%

CVS Health Corp., 1.20%, 12/5/16	6,000	6,013
1.90%, 7/20/18	4,000	4,027

Kroger (The) Co., 1.20%, 10/17/16	2,000	2,001

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 44.5% – continued

Supermarkets & Pharmacies – 1.1% – continued

Walgreens Boots Alliance, Inc., 0.77%, 5/18/16	$8,000	$7,995
		20,036

Tobacco – 0.4%

Reynolds American, Inc., 1.05%, 10/30/15	6,900	6,900

Transportation & Logistics – 1.0%

PACCAR Financial Corp., 1.10%, 6/6/17	3,000	2,999
1.40%, 11/17/17	3,000	3,007
1.45%, 3/9/18	1,000	1,001
1.40%, 5/18/18	3,900	3,890
1.75%, 8/14/18	2,000	2,010
0.93%, 12/6/18	5,500	5,518
		18,425

Utilities – 1.8%

Dominion Resources, Inc., 1.25%, 3/15/17	5,000	4,984

Duke Energy Indiana, Inc., 0.64%, 7/11/16	2,000	2,000

Exelon Corp., 1.55%, 6/9/17	4,000	3,993

Georgia Power Co., 0.63%, 11/15/15	1,900	1,900

Southern (The) Co., 1.30%, 8/15/17	9,500	9,462

WEC Energy Group, Inc., 1.65%, 6/15/18	2,500	2,505

Xcel Energy, Inc., 0.75%, 5/9/16	5,000	5,000
1.20%, 6/1/17	3,000	2,989
		32,833

Wireless Telecommunications Services – 1.2%

AT&T, Inc., 0.70%, 2/12/16	5,700	5,695

Verizon Communications, Inc., 0.70%, 11/2/15	1,000	1,000
1.87%, 9/15/16	2,000	2,019
2.50%, 9/15/16	825	836

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 44.5% – continued

Wireless Telecommunications Services – 1.2% – continued
2.09%, 9/14/18	$12,698	$13,056
		22,606
Total Corporate Bonds
(Cost $824,879)		821,962

FOREIGN ISSUER BONDS – 29.2%

Automobiles Manufacturing – 0.8%

Hyundai Capital Services, Inc., 1.14%, 3/18/17 (1)	3,000	2,993

Volkswagen International Finance N.V., 1.13%, 11/18/16 (1)	11,600	11,413
		14,406

Banks – 11.2%

Abbey National Treasury Services PLC, 1.38%, 3/13/17	5,000	5,000

ABN AMRO Bank N.V., 1.09%, 10/28/16 (1)	5,000	5,019

Australia & New Zealand Banking Group Ltd., 1.25%, 1/10/17	11,500	11,544
0.73%, 1/16/18 (1)	4,000	3,988
1.50%, 1/16/18	4,000	4,000
0.88%, 5/15/18	3,500	3,493

Bank of Tokyo-Mitsubishi UFJ (The) Ltd., 0.94%, 9/9/16 (1)	5,000	5,004
1.20%, 3/10/17 (1)	4,000	3,984

Banque Federative du Credit Mutuel S.A., 1.14%, 10/28/16 (1)	5,000	5,021
1.14%, 1/20/17 (1)	2,500	2,512

Barclays Bank PLC, 0.90%, 2/17/17	2,200	2,199

BNZ International Funding Ltd., 1.90%, 2/26/18 (1)	3,500	3,509

BPCE S.A., 1.55%, 4/25/16	9,000	9,038
1.63%, 2/10/17	1,700	1,704
0.94%, 6/23/17	5,000	4,987

Canadian Imperial Bank of Commerce, 1.35%, 7/18/16	3,000	3,015

Commonwealth Bank of Australia, 1.13%, 3/13/17	5,500	5,505
1.63%, 3/12/18	12,000	12,017

Deutsche Bank A.G., 1.88%, 2/13/18	3,100	3,091

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 29.2% – continued

Banks – 11.2% – continued

HSBC Bank PLC, 0.96%, 5/15/18 (1)	$3,000	$2,994

ING Bank N.V., 0.89%, 3/16/18 (1)	4,500	4,483
2.05%, 8/17/18 (1)	5,000	5,024

Lloyds Bank PLC, 0.86%, 3/16/18	7,300	7,279
0.86%, 5/14/18	3,950	3,928

Macquarie Bank Ltd., 2.00%, 8/15/16 (1)	7,500	7,553
1.65%, 3/24/17 (1)	5,000	5,015
0.93%, 10/27/17 (1)	5,500	5,475

Mizuho Bank Ltd., 1.80%, 3/26/18 (1)	3,000	2,989

National Australia Bank Ltd., 1.25%, 3/17/17 (1)	5,000	5,005
1.30%, 6/30/17 (1)	10,000	10,002
0.93%, 7/23/18 (1)	1,400	1,400

Shinhan Bank, 0.93%, 4/8/17 (1)	3,000	2,998

Sumitomo Mitsui Banking Corp., 0.61%, 7/11/17	2,600	2,583
1.95%, 7/23/18	5,000	5,024

Suncorp-Metway Ltd., 1.70%, 3/28/17 (1)	5,000	5,023

Svenska Handelsbanken AB, 0.82%, 6/17/19	1,000	998

Toronto-Dominion Bank (The), 1.63%, 3/13/18	3,737	3,748

UBS A.G., 0.95%, 8/14/19	8,500	8,470

Westpac Banking Corp., 1.05%, 11/25/16	4,000	4,008
1.20%, 5/19/17	8,000	8,008
1.55%, 5/25/18	5,000	4,991
1.04%, 7/30/18	5,000	5,011
		206,639

Diversified Banks – 3.4%

Bank of Montreal, 1.40%, 4/10/18	4,200	4,173

Bank of Nova Scotia (The), 1.38%, 7/15/16	3,500	3,518
1.30%, 7/21/17	6,000	6,007

See Notes to the Financial Statements.

FIXED INCOME FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 29.2% – continued

Diversified Banks – 3.4% – continued

BNP Paribas S.A., 1.25%, 12/12/16	$10,000	$10,000

Credit Agricole S.A., 1.45%, 4/15/16 (1)	8,000	8,033
1.17%, 10/3/16 (1)	2,000	2,006
1.09%, 4/15/19 (1)	10,000	9,965
1.30%, 6/10/20 (1)	4,000	3,993

KEB Hana Bank, 1.38%, 2/5/16 (1)	5,000	5,004

Nordea Bank AB, 1.63%, 5/15/18 (1)	2,100	2,095

Societe Generale S.A., 1.41%, 10/1/18	8,000	8,070
		62,864

Electrical Equipment Manufacturing – 0.4%

Siemens Financieringsmaatschappij N.V., 1.45%, 5/25/18 (1)	7,000	6,969

Exploration & Production – 2.5%

Canadian Natural Resources Ltd., 0.70%, 3/30/16	12,000	11,974

CNOOC Finance 2013 Ltd., 1.13%, 5/9/16	6,000	5,992

CNPC General Capital Ltd., 1.45%, 4/16/16 (1)	1,000	1,000
1.21%, 5/14/17 (1)	2,500	2,489

Petroleos Mexicanos, 2.31%, 7/18/18	5,000	4,955

Sinopec Group Overseas Development 2014 Ltd., 1.20%, 4/10/19 (1)	20,000	19,965
		46,375

Financial Services – 0.9%

Hutchison Whampoa International 14 Ltd., 1.63%, 10/31/17 (1)	4,000	3,985

Sumitomo Mitsui Trust Bank Ltd., 1.11%, 9/16/16 (1)	2,000	2,006

UBS Group Funding Jersey Ltd., 1.77%, 9/24/20 (1)	10,000	10,023
		16,014

Food & Beverage – 1.1%

Heineken N.V., 0.80%, 10/1/15 (1)	5,000	5,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 29.2% – continued

Food & Beverage – 1.1% – continued

Suntory Holdings Ltd., 1.65%, 9/29/17 (1)	$15,000	$14,958
		19,958

Government Agencies – 0.2%

Japan Bank for International Cooperation, 2.25%, 7/13/16	3,000	3,040

Government Development Banks – 1.4%

Export-Import Bank of Korea, 1.25%, 11/20/15	13,600	13,607
1.18%, 9/17/16	4,000	4,012

Korea Development Bank (The), 1.00%, 1/22/16	9,000	9,001
		26,620

Integrated Oils – 4.0%

BP Capital Markets PLC, 3.20%, 3/11/16	10,485	10,608
0.73%, 11/7/16	1,000	1,002
0.66%, 2/10/17	2,000	1,994
1.67%, 2/13/18	3,000	3,004
0.96%, 9/26/18	5,000	4,964

CNOOC Nexen Finance 2014 ULC, 1.63%, 4/30/17	1,000	998

Petrobras Global Finance B.V., 1.95%, 5/20/16	10,000	9,425
3.25%, 3/17/17	5,000	4,413

Shell International Finance B.V., 0.90%, 11/15/16	10,000	10,022
0.76%, 5/11/20	4,000	3,948

Sinopec Capital 2013 Ltd., 1.25%, 4/24/16 (1)	2,800	2,801

Statoil ASA, 0.61%, 5/15/18	6,000	5,949
0.77%, 11/8/18	6,000	5,959

Total Capital International S.A., 1.00%, 8/12/16	3,000	3,010
1.00%, 1/10/17	1,200	1,200
1.50%, 2/17/17	1,165	1,175
0.88%, 8/10/18	3,969	3,971
		74,443

Machinery Manufacturing – 0.1%

Pentair Finance S.A., 1.35%, 12/1/15	2,000	2,001

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 29.2% – continued

Metals & Mining – 0.3%

Anglo American Capital PLC, 1.24%, 4/15/16 (1)	$3,000	$2,997

Rio Tinto Finance USA PLC, 1.17%, 6/17/16	1,000	1,001
2.00%, 3/22/17	1,360	1,363
		5,361

Pharmaceuticals – 1.1%

Actavis Funding SCS, 1.30%, 6/15/17	9,000	8,918
2.35%, 3/12/18	5,000	5,020

GlaxoSmithKline Capital PLC, 1.50%, 5/8/17	3,640	3,668

Sanofi, 1.25%, 4/10/18	3,277	3,270
		20,876

Pipeline – 0.2%

TransCanada PipeLines Ltd., 0.75%, 1/15/16	1,600	1,599
1.88%, 1/12/18	2,000	2,009
		3,608

Power Generation – 0.3%

Electricite de France S.A., 0.75%, 1/20/17 (1)	6,000	5,997

Software & Services – 0.2%

Tencent Holdings Ltd., 2.00%, 5/2/17 (1)	3,000	2,998

Supranationals – 0.4%

Asian Development Bank, 0.75%, 1/11/17	4,700	4,711

Corp. Andina de Fomento, 1.50%, 8/8/17	3,000	2,999
		7,710

Transportation & Logistics – 0.3%

Korea Expressway Corp., 1.63%, 4/28/17 (1)	5,000	4,998

Travel & Lodging – 0.1%

Carnival Corp., 1.20%, 2/5/16	2,700	2,703

Wireless Telecommunications Services – 0.3%

KT Corp., 1.75%, 4/22/17 (1)	3,000	3,003

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 29.2% – continued

Wireless Telecommunications Services – 0.3% – continued

Vodafone Group PLC, 0.72%, 2/19/16	$3,400	$3,398
		6,401
Total Foreign Issuer Bonds
(Cost $541,408)		539,981

U.S. GOVERNMENT AGENCIES – 0.4% (2)

Government Agencies – 0.4%

Fannie Mae, 2.50%, 9/28/17	4,400	4,542

Federal Farm Credit Banks, 1.55%, 9/18/17	3,000	3,044
		7,586
Total U.S. Government Agencies
(Cost $7,584)		7,586

U.S. GOVERNMENT OBLIGATIONS – 11.3%

U.S. Treasury Notes – 11.3%
0.63%, 5/31/17	10,000	10,007
0.88%, 6/15/17	15,000	15,073
0.50%, 7/31/17	10,000	9,982
0.63%, 7/31/17	16,500	16,506
0.88%, 8/15/17	10,000	10,046
0.63%, 8/31/17	30,000	29,999
0.88%, 11/15/17	1,300	1,305
1.00%, 12/15/17	7,000	7,043
0.88%, 1/15/18	5,000	5,013
1.00%, 2/15/18	13,500	13,573
0.75%, 3/31/18	10,000	9,986
0.63%, 4/30/18	10,000	9,949
1.00%, 5/15/18	10,000	10,040
1.00%, 8/15/18	40,000	40,106
1.00%, 9/15/18	20,000	20,046
		208,674
Total U.S. Government Obligations
(Cost $207,793)		208,674

MUNICIPAL BONDS – 1.5%

California – 0.1%

California State Earthquake Authority TRB, 1.19%, 7/1/16	2,000	2,002

See Notes to the Financial Statements.

FIXED INCOME FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 1.5% – continued

Colorado – 0.2%

Colorado State Housing & Finance Authority SFM TRB, Series A, Class I, 0.50%, 5/1/16	$3,235	$3,234

Florida – 0.1%

Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, 1.30%, 7/1/16	2,000	2,008

Georgia – 0.1%

Georgia State Taxable G.O. Unlimited Bonds, Series B, 0.98%, 2/1/17	2,000	2,006

Illinois – 0.4%

Regional Transportation Authority TRB, Series A1, Working Cash Notes, 0.55%, 5/6/16	7,150	7,153

New Jersey – 0.2%

Hudson County Improvement Authority Taxable Revenue Pooled Notes, Series V2 (County Gtd.), 1.00%, 11/25/15	3,925	3,928

New York – 0.3%

New York Taxable G.O. Unlimited Bonds, Subseries D2, 1.00%, 8/1/16	4,650	4,664

Texas – 0.1%

Harris County-Houston Sports Authority Taxable Revenue Refunding Bonds, Series B, 1.89%, 11/15/17	1,915	1,948
Total Municipal Bonds
(Cost $26,884)		26,943

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 5.0%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (3)	93,063,797	$93,064
Total Investment Companies
(Cost $93,064)		93,064

Total Investments – 101.0%
(Cost $1,870,205)		1,866,902

Liabilities less Other Assets – (1.0)%		(19,255)
NET ASSETS – 100.0%		$1,847,647

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued	SEPTEMBER 30, 2015 (UNAUDITED)

At September 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	11.2%
U.S. Agency	0.4
AAA	9.9
AA	16.1
A	37.8
BBB	18.4
BB	1.0
A1 (Short Term)	0.2
Cash Equivalents	5.0

Total	100.0%

* Credit quality ratings are based on the available Moody’s, Standard & Poor’s, and/or Fitch ratings. When ratings from all three agencies are available, the median rating is used. When ratings are available from two of the agencies, the lower rating is used. If none of these three rating agencies has assigned a rating the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities (1)	$–	$168,692	$–	$168,692
Corporate Bonds (1)	–	821,962	–	821,962
Foreign Issuer Bonds (1)	–	539,981	–	539,981
U.S. Government Agencies (1)	–	7,586	–	7,586
U.S. Government Obligations (1)	–	208,674	–	208,674
Municipal Bonds (1)	–	26,943	–	26,943
Investment Companies	93,064	–	–	93,064
Total Investments	$93,064	$1,773,838	$–	$1,866,902

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND	SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 20.1% (1)

Fannie Mae – 4.4%

Pool #555649, 7.50%, 10/1/32	$68	$79

Pool #893082, 2.63%, 9/1/36	244	259

Pool TBA, 10/15/45 (2)	810	864
		1,202

Freddie Mac – 7.4%
1.10%, 10/5/17	1,000	1,000

Pool #1J0365, 2.51%, 4/1/37	374	400

Pool #1J2840, 2.65%, 9/1/37	530	566

Pool #410092, 2.41%, 11/1/24	33	34
		2,000

Government National Mortgage Association – 8.2%

Series 2012-123, Class A, 1.04%, 7/16/46	435	419

Series 2013-12, Class KA, 1.50%, 12/16/43	251	249

Series 2013-142, Class AD, 2.25%, 12/16/47	460	457

Series 2013-17, Class AF, 1.21%, 11/16/43	410	404

Series 2013-92, Class AB, 2.00%, 2/16/43	669	673
		2,202

Government National Mortgage Association I – 0.1%

Pool #268360, 10.00%, 4/15/19	6	6

Pool #270288, 10.00%, 6/15/19	10	10
		16
Total U.S. Government Agencies
(Cost $5,366)		5,420

U.S. GOVERNMENT OBLIGATIONS – 75.0%

U.S. Treasury Notes – 75.0%
0.38%, 5/31/16	1,700	1,701
0.63%, 2/15/17	405	406
0.63%, 9/30/17	2,430	2,429

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 75.0% – continued

U.S. Treasury Notes – 75.0% – continued
0.63%, 4/30/18	$1,000	$995
1.38%, 6/30/18	670	679
1.00%, 9/15/18	1,190	1,193
1.50%, 2/28/19	2,045	2,075
1.63%, 4/30/19	1,250	1,273
1.00%, 9/30/19	460	456
1.38%, 9/30/20	1,970	1,969
2.00%, 2/28/21	3,030	3,106
1.75%, 9/30/22	1,780	1,779
2.00%, 8/15/25	2,165	2,154
		20,215
Total U.S. Government Obligations
(Cost $20,030)		20,215

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 5.7%

Northern Institutional Funds – U.S. Government Portfolio, 0.01% (3)	1,550,827	$1,551
Total Investment Companies
(Cost $1,551)		1,551

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 2.2%

U.S. Treasury Bills, 0.11%, 10/1/15 (4)	$590	$590
Total Short-Term Investments
(Cost $590)		590

Total Investments – 103.0%
(Cost $27,537)		27,776

Liabilities less Other Assets – (3.0)%		(815)
NET ASSETS – 100.0%		$26,961

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	When-Issued Security. Coupon rate is not in effect at September 30, 2015.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	87	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND continued	SEPTEMBER 30, 2015 (UNAUDITED)

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At September 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAIN (000s)
2-Year U.S. Treasury Note	10	$2,190	Long	12/15	$7
5-Year U.S. Treasury Note	3	362	Long	12/15	3
10-Year U.S. Treasury Note	7	901	Long	12/15	14

Total					$24

At September 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	82.9%
U.S. Agency	11.5
Cash Equivalents	5.6

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). U.S. government securities consist of obligations issued or guaranteed by the U.S. Treasury. Agency securities consist of obligations issued or guaranteed by U.S. government agencies and sponsored enterprises. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies (1)	$–	$5,420	$–	$5,420
U.S. Government Obligations (1)	–	20,215	–	20,215
Investment Companies	1,551	–	–	1,551
Short-Term Investments	–	590	–	590
Total Investments	$1,551	$26,225	$–	$27,776

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$24	$–	$–	$24

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

ABBREVIATIONS AND OTHER INFORMATION	SEPTEMBER 30, 2015 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

AGM	Assured Guaranty Municipal Corporation	LOC	Line of Credit
AMBAC	American Municipal Bond Assurance Corporation	MBS	Mortgage Backed Securities
AMT	Alternative Minimum Tax	NATL	National Public Finance Guarantee Corporation
BANS	Bond Anticipation Notes	PCR	Pollution Control Revenue
COPS	Certificates of Participation	PFA	Public Finance Authority
EDA	Economic Development Authority	PSF	Permanent School Fund
Fannie Mae	Federal National Mortgage Association	Q-SBLF	Qualified School Board Loan Fund
Freddie Mac	Federal Home Loan Mortgage Corporation	SCSDE	South Carolina State Department of Education
GANS	Grant Anticipation Notes	SFM	Single Family Mortgage
G.O.	General Obligation	TBA	To Be Announced
GTD	Guaranteed	TRB	Tax Revenue Bonds
IDA	Industrial Development Authority	VRDB	Variable Rate Demand Bonds

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the puttable date for floating and variable rate securities.

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NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 47 funds as of September 30, 2015, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Core Bond, Fixed Income, High Yield Fixed Income, Short Bond, Short-Intermediate U.S. Government, Tax-Advantaged Ultra-Short Fixed Income, Ultra-Short Fixed Income and U.S. Government Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or “U.S. GAAP.” The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Equity securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the

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NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and Fund Administration and NTI’s Compliance and Risk Management groups. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing of fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

The contract positions and investment strategies utilized during the six months ended September 30, 2015, were as follows:

	CONTRACT POSITION	INVESTMENT STRATEGY
Short-Intermediate U.S. Government	Long	Hedging/Liquidity
U.S. Government	Short and Long	Hedging/Liquidity

At September 30, 2015, the aggregate market value of assets pledged to cover margin requirements for open positions for the Short-Intermediate U.S. Government and U.S. Government Funds was approximately $2,450,000 and $590,000, respectively. Further information on the impact of these positions, if any, on the Funds’ financial statements can be found in Note 10.

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE at generally 3:00 P.M. Central time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rates on the NYSE at generally 3:00 P.M. Central time. The gains or losses, if any, on investments from original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

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NOTES TO THE FINANCIAL STATEMENTS continued

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts or forward currency exchange contracts for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or may also be authorized to enter into such transactions as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. A Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency contracts are not required to make markets in the currencies they trade, and these markets can experience periods of illiquidity. No forward foreign currency exchange contracts were held by the Funds during the six months ended September 30, 2015.

E) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. At the time a Fund enters into this type of transaction, it is required to segregate collateral of cash or liquid assets having a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitments. When-issued securities at September 30, 2015, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

On February 14, 2014, certain Funds entered into Master Securities Forward Transaction Agreements (“MSFTA”) with certain counterparties, pursuant to which the Funds have agreed to pledge cash and/or securities as collateral to certain counterparties to secure the repayment of the Funds’ obligations to those counterparties under the MSFTA. At September 30, 2015, the Fixed Income Fund received cash from brokers as collateral. The amount of cash collateral received is included in Collateral held at custodian with the corresponding payable included in the Due to brokers in the Statements of Assets and Liabilities. No collateral has been pledged for the Funds as of September 30, 2015.

F) MORTGAGE DOLLAR ROLLS Certain Funds enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.

For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

G) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes.

H) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

I) REDEMPTION FEES The High Yield Fixed Income Fund charges a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last.

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SEPTEMBER 30, 2015 (UNAUDITED)

The redemption fee is paid to the Fund and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Fund’s prospectus.

Redemption fees for the six months ended September 30, 2015, were approximately $70,000 for the High Yield Fixed Income Fund. Redemption fees for the fiscal year ended March 31, 2015, were approximately $144,000 for the High Yield Fixed Income Fund. This amount is included in “Payments for Shares Redeemed” in Note 8 — Capital Share Transactions. The impact from redemption fees paid to the Fund was less than $0.001 per share.

J) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY
Core Bond	Daily	Monthly
Fixed Income	Daily	Monthly
High Yield Fixed Income	Daily	Monthly
Short Bond	Daily	Monthly
Short-Intermediate U.S. Government	Daily	Monthly
Tax-Advantaged Ultra-Short Fixed Income	Daily	Monthly
Ultra-Short Fixed Income	Daily	Monthly
U.S. Government	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications relate to net operating losses, Section 988 currency gains and losses, and paydowns. These reclassifications have no impact on the net assets or the net asset values per share of the Funds. At March 31, 2015, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK
Core Bond	$135	$(135)	$ —
Fixed Income	2,800	(2,800)	—
Short Bond	329	170	(499)
Short-Intermediate U.S. Government	69	(69)	—
U.S. Government	9	(9)	—

K) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2014 through the fiscal year ended March 31, 2015, the following Funds incurred net capital losses and/or net currency losses for which each Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands
Fixed Income	$385
High Yield Fixed Income	107,544
Short Bond	1,371

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012 and for the Core Bond Fund and the Short Bond Fund, the fiscal year ended November 30, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 or November 30, 2012, as applicable, can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 or November 30, 2012, as applicable, with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 or November 30, 2012, as applicable, without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

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NOTES TO THE FINANCIAL STATEMENTS continued

At March 31, 2015, the capital loss carryforwards for U.S. Federal income tax purposes and their respective years of expiration are as follows:

Amounts in thousands	MARCH 31, 2016
Short Bond	$932

The Fund in the above table may offset future capital gains with these capital loss carryforwards until the capital loss carryforwards expire.

The Short Bond Fund had approximately $308,000 of capital loss carryforwards that were utilized during the fiscal year ended March 31, 2015.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Post-enactment losses

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Short Bond	$124	$481
Short-Intermediate U.S. Government	1,807	638
U.S. Government Fund	714	93

At March 31, 2015, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

Amounts in thousands	UNDISTRIBUTED			UNREALIZED GAINS (LOSSES)
	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Core Bond	$ —	$2,262	$57	$4,256
Fixed Income	—	4,720	5,581	47,494
High Yield Fixed Income	—	4,967	—	(10,807)
Short Bond	—	—	—	(396)
Short-Intermediate U.S. Government	—	21	—	459
Tax-Advantaged Ultra-Short Fixed Income	41	603	699	4,495
Ultra-Short Fixed Income	—	552	380	3,119
U.S. Government	—	96	—	197

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2015, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Core Bond	$ —	$4,725	$185
Fixed Income	—	47,245	—
High Yield Fixed Income	—	334,233	74,026
Short Bond	—	7,127	—
Short-Intermediate U.S. Government	—	999	—
Tax-Advantaged Ultra-Short Fixed Income	7,253	10,477	582
Ultra-Short Fixed Income	—	12,876	1,377
U.S. Government	—	256	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2014, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Core Bond	$ —	$2,109	$107
Fixed Income	—	52,794	8,113
High Yield Fixed Income	—	350,869	97,882
Short Bond	—	5,157	—
Short-Intermediate U.S. Government	—	1,064	—
Tax-Advantaged Ultra-Short Fixed Income	6,841	7,715	542
Ultra-Short Fixed Income	—	9,584	470
U.S. Government	—	304	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2015, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2012 through March 31, 2014, or November 30, 2012 through November 30, 2013, as applicable, remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense on the Statements of Operations.

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SEPTEMBER 30, 2015 (UNAUDITED)

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2015.

Service Plan expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2015.

4. BANK BORROWINGS

The Trust entered into a $250,000,000 senior unsecured revolving credit facility on November 24, 2014, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one-month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.08 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations. The Credit Facility expires on November 23, 2015.

At a meeting held on November 18-19, 2015, the Board approved an agreement with Citibank, N.A. that replaced the Credit Facility (the “New Credit Facility”). The New Credit Facility is in the amount of $250,000,000. The interest rate charged under the New Credit Facility is the sum of (x) the Federal Funds Rate plus (y) if one month LIBO on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (z) 1.00% per annum. In addition, there is an annual commitment fee of 0.10 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 23, 2015 and will expire on November 21, 2016, unless renewed.

At September 30, 2015, the Funds did not have any outstanding loans.

When utilized, the average dollar amount of the High Yield Fixed Income Fund’s borrowings were $98,400,000, and the weighted average interest rates on these borrowings were 1.16 percent for the six months ended September 30, 2015. No other Funds incurred any interest expenses during the six months ended September 30, 2015.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

As of September 30, 2015, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the table below.

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION
Core Bond	0.38%	0.369%	0.358%	0.40%
Fixed Income	0.43%	0.417%	0.404%	0.45%
High Yield Fixed Income	0.79%	0.766%	0.743%	0.80%
Short Bond	0.38%	0.369%	0.358%	0.40%
Short-Intermediate U.S. Government	0.38%	0.369%	0.358%	0.40%
Tax-Advantaged Ultra-Short Fixed Income	0.23%	0.223%	0.216%	0.25%
Ultra-Short Fixed Income	0.23%	0.223%	0.216%	0.25%
U.S. Government	0.38%	0.369%	0.358%	0.40%

The contractual reimbursement arrangements described above are expected to continue until at least July 31, 2016. The contractual

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NOTES TO THE FINANCIAL STATEMENTS continued

reimbursement arrangements will continue automatically for periods of one year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets of the Funds.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

The Funds currently invest uninvested cash in the Diversified Assets Portfolio, the U.S. Government Portfolio or the Tax Exempt Portfolio (collectively, the “Portfolios”), each a series of Northern Institutional Funds, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission. The exemptive order requires the Funds’ Board, including a majority of the independent Trustees, to consider and evaluate the advisory fees and services provided to the Funds by NTI as a result of uninvested cash being invested in the Portfolios. The Core Bond, Fixed Income, High Yield Fixed Income, Short Bond and Ultra-Short Fixed Income Funds currently invest uninvested cash in the Diversified Assets Portfolio; the Short-Intermediate U.S. Government and U.S. Government Funds currently invest uninvested cash in the U.S. Government Portfolio; and the Tax-Advantaged Ultra-Short Fixed Income Fund currently invests uninvested cash in the Tax Exempt Portfolio. Each Fund bears indirectly a proportionate share of the applicable Portfolio’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the Portfolios pay to NTI and/or its affiliates. Currently, the Total Annual Portfolio Operating Expenses After Expense Reimbursement as reflected in the Portfolios’ prospectus, which includes, management, transfer agent and custody fees, payable to NTI and/or its affiliates on any assets invested in the Diversified Assets Portfolio, the U.S. Government Portfolio or the Tax Exempt Portfolio is 0.35 percent of average daily net assets. However, pursuant to the exemptive order, to the extent of any duplicative advisory fees and services, NTI will reimburse each Fund for a portion of the management fees attributable to advisory services otherwise payable by the Fund on any assets invested in the Portfolios. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2015, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Core Bond	$755,789	$53,786	$762,313	$28,919
Fixed Income	11,418,254	547,274	11,130,779	400,984
High Yield Fixed Income	—	1,493,223	—	1,928,438
Short Bond	778,838	126,493	801,600	112,066

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FIXED INCOME FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Short-Intermediate U.S. Government	$423,177	$2,496	$425,370	$2,750
Tax-Advantaged Ultra-Short Fixed Income	99,973	591,408	—	593,193
Ultra-Short Fixed Income	237,692	339,748	135,575	259,895
U.S. Government	51,500	499	52,228	750

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in real estate investment trusts and passive foreign investment companies.

At September 30, 2015, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Core Bond	$1,845	(2,308)	$(463)	$258,545
Fixed Income	25,093	(30,247)	(5,154)	1,811,058
High Yield Fixed Income	17,665	(344,306)	(326,641)	4,883,267
Short Bond	1,386	(6,013)	(4,627)	642,847
Short-Intermediate U.S. Government	816	(173)	643	180,500
Tax-Advantaged Ultra-Short Fixed Income	5,372	(6,359)	(987)	3,267,306
Ultra-Short Fixed Income	2,696	(5,999)	(3,303)	1,870,205
U.S. Government	258	(33)	225	27,551

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2015 were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Core Bond	3,256	$34,055	19	$201	(1,500)	$(15,598)	1,775	$18,658
Fixed Income	16,573	170,855	348	3,594	(33,091)	(339,927)	(16,170)	(165,478)
High Yield Fixed Income	77,549	543,409	2,764	19,405	(132,101)	(925,670)	(51,788)	(362,856)
Short Bond	3,790	71,990	61	1,159	(6,509)	(123,485)	(2,658)	(50,336)
Short-Intermediate U.S. Government	1,996	19,753	22	215	(2,753)	(27,206)	(735)	(7,238)
Tax-Advantaged Ultra-Short Fixed Income	114,231	1,157,697	174	1,770	(104,923)	(1,063,508)	9,482	95,959
Ultra-Short Fixed Income	72,349	737,882	312	3,177	(48,882)	(498,487)	23,779	242,572
U.S. Government	160	1,552	5	50	(385)	(3,749)	(220)	(2,147)

Transactions in capital shares for the fiscal year ended March 31, 2015 were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Core Bond	15,915	$166,184	199	$2,086	(5,203)	$(54,956)	10,911	$113,314
Fixed Income	70,856	737,186	640	6,670	(33,568)	(349,570)	37,928	394,286
High Yield Fixed Income	286,679	2,097,040	17,210	123,055	(303,640)	(2,230,221)	249	(10,126)

NORTHERN FUNDS SEMIANNUAL REPORT	97	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Short Bond	25,949	$494,501	110	$2,095	(12,538)	$(238,935)	13,521	$257,661
Short-Intermediate U.S. Government	2,396	23,548	41	405	(6,297)	(61,837)	(3,860)	(37,884)
Tax-Advantaged Ultra-Short Fixed Income	233,088	2,367,142	411	4,167	(198,421)	(2,015,002)	35,078	356,307
Ultra-Short Fixed Income	115,533	1,180,726	646	6,582	(124,754)	(1,275,265)	(8,575)	(87,957)
U.S. Government	403	3,888	11	102	(1,021)	(9,829)	(607)	(5,839)

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2015, were as follows:

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD
Core Bond	Flexshares Trust-Flexshares Disciplined Duration MBS Index Fund	$252	$—	$250	$—	$(2)	$2	$—
	Northern Institutional Funds — Diversified Assets Portfolio	22,871	349,807	343,139	—	—	—	29,539
	Total	$23,123	$349,807	$343,389	$—	$(2)	$2	$29,539
Fixed Income	Flexshares Trust-Flexshares Disciplined Duration MBS Index Fund	$252	$—	$250	$—	$(2)	$2	$—
	Northern Institutional Funds — Diversified Assets Portfolio	131,311	2,054,324	2,024,700	—	—	9	160,935
	Total	$131,563	$2,054,324	$2,024,950	$—	$(2)	$11	$160,935
High Yield Fixed Income	Northern Institutional Funds — Diversified Assets Portfolio	$134,478	$1,136,006	$1,136,892	—	—	$9	$133,592
Short Bond	Flexshares Trust-Flexshares Disciplined Duration MBS Index Fund	$252	$—	$250	$—	$(2)	$2	$—
	Northern Institutional Funds — Diversified Assets Portfolio	25,830	829,846	852,320	—	—	2	3,356
	Total	$26,082	$829,846	$852,570	$—	$(2)	$4	$3,356
Short-Intermediate U.S. Government	Flexshares Trust-Flexshares Disciplined Duration MBS Index Fund	$252	$—	$250	$—	$(2)	$2	$—
	Northern Institutional Funds — U.S. Government Portfolio	308	373,995	367,187	—	—	1	7,116
	Total	$560	$373,995	$367,437	$—	$(2)	$3	$7,116

FIXED INCOME FUNDS	98	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD
Tax-Advantaged Ultra Short Fixed Income	Northern Institutional Funds — Tax-Exempt Portfolio	$44,815	$914,899	$913,872	$—	$—	$5	$45,842
Ultra-Short Fixed Income	Northern Institutional Funds — Diversified Assets Portfolio	$21,842	$662,924	$591,702	$—	$—	$3	$93,064
U.S. Government	Flexshares Trust-Flexshares Disciplined Duration MBS Index Fund	$252	$—	$250	$—	$(2)	$2	$—
	Northern Institutional Funds — U.S. Government Portfolio	1,595	43,274	43,318	—	—	—	1,551
	Total	$1,847	$43,274	$43,568	$—	$(2)	$2	$1,551

10. DERIVATIVE INSTRUMENTS

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statement of Assets and Liabilities as of September 30, 2015:

		ASSETS			LIABILITIES
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	VALUE		STATEMENTS OF ASSETS AND LIABILITIES LOCATION	VALUE
Short-Intermediate U.S. Government	Interest rate contracts	Net unrealized appreciation	$98	*	Net unrealized depreciation	$(54	)*
U.S. Government	Interest rate contracts	Net unrealized appreciation	24	*	Net unrealized depreciation	—

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments footnotes. Only the current day’s variation margin is reported in the Statements of Assets and Liabilities.

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2015:

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Short-Intermediate U.S. Government	Interest rate contracts	Net realized gains (losses) on futures contracts	$158
U.S. Government	Interest rate contracts	Net realized gains (losses) on futures contracts	22

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Short-Intermediate U.S. Government	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(60)
U.S. Government	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(1)

NORTHERN FUNDS SEMIANNUAL REPORT	99	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Volume of derivative activity for the six months ended September 30, 2015*:

	FUTURES CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Short-Intermediate U.S. Government	6	$8,058
U.S. Government	7	1,029

*	Activity during the period is measured by number of trades during the period and average notional amount for futures interest rate contracts.

**	Amounts in thousands.

11. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

FIXED INCOME FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

FUND EXPENSES	SEPTEMBER 30, 2015 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the High Yield Fixed Income Fund; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2015 through September 30, 2015.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/15 - 9/30/15” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market funds investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 92 and 93), if any, in the High Yield Fixed Income Fund. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 96), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CORE BOND

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.40%	$1,000.00	$989.60	$2.00
Hypothetical**	0.40%	$1,000.00	$1,023.06	$2.03

FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.45%	$1,000.00	$983.80	$2.24
Hypothetical**	0.45%	$1,000.00	$1,022.81	$2.28

HIGH YIELD FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.80%	$1,000.00	$963.10	$3.94
Hypothetical**	0.80%	$1,000.00	$1,021.06	$4.05

SHORT BOND

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.40%	$1,000.00	$998.60	$2.00
Hypothetical**	0.40%	$1,000.00	$1,023.06	$2.03

SHORT-INTERMEDIATE U.S. GOVERNMENT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.40%	$1,000.00	$1,005.80	$2.01
Hypothetical**	0.40%	$1,000.00	$1,023.06	$2.03

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2015. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	101	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FUND EXPENSES

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.25%	$1,000.00	$1,000.90	$1.25
Hypothetical**	0.25%	$1,000.00	$1,023.82	$1.27

ULTRA-SHORT FIXED INCOME

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.25%	$1,000.00	$1,001.10	$1.25
Hypothetical**	0.25%	$1,000.00	$1,023.82	$1.27

U.S. GOVERNMENT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.43%	$1,000.00	$1,007.40	$2.16
Hypothetical**	0.43%	$1,000.00	$1,022.91	$2.18

*	Expenses are calculated using the Funds' annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2015. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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FIXED INCOME FUNDS

APPROVAL OF MANAGEMENT AGREEMENT	SEPTEMBER 30, 2015 (UNAUDITED)

The Board of Trustees oversees the management of Northern Funds (the “Trust”), and reviews the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to all of the Funds by the Board of Trustees, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 20-21, 2015 (the “Annual Contract Meeting”).

In advance of the Annual Contract Meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Northern. The Trustees received written materials and verbal presentations relating to the Management Agreement in preparation for their consideration of the Management Agreement, as well as reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Management Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Funds. The Trustees noted that the evaluation process with respect to Northern is an ongoing one. In this regard, the Trustees received materials and information relating to Northern’s investment management services both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and cyber-security program; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual management fees and the total expenses (after reimbursements) borne by the Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. It was noted that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern. The Trustees considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the

NORTHERN FUNDS SEMIANNUAL REPORT	103	FIXED INCOME FUNDS

FIXED INCOME FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

quality and scope of their services to the Funds. They considered Northern’s enhancements to technology during the year including enhancements to cyber-security controls, and those planned for the coming year. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the Funds’ regular reporting on stress testing. The Trustees also received information regarding the cyber-security program of Northern and its affiliates. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from Northern regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the high quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. The Trustees also took into account that the scope of services provided by Northern, and of the undertakings required of Northern in connection with those services, including maintaining and monitoring their own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior and investment personnel. The Trustees also considered Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which encourages investment in the Funds, as well as the consistency of Northern personnel and investment approach with respect to the Funds. The Trustees also noted Northern’s and its affiliates’ strong financial position, stability and willingness to support the Funds. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of the Funds. They first considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Lipper. The Trustees were provided with a description of the methodology Lipper used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks. Among other performance data considered, the Trustees noted that each of the Funds, other than the Short Bond Fund, Short-Intermediate U.S. Government Fund and U.S. Government Funds, outperformed its Lipper performance universe average for the one-, three- and five-year periods (as applicable) ended January 31, 2015. The Trustees noted that the Core Bond, Fixed Income and Ultra-Short Fixed Income Funds’ percentile performance rankings were in the top 35% of their respective performance universes for the same one-year and three-year periods. The Trustees also noted that all of the Funds, other than the High Yield Fixed Income, Short Bond, Short-Intermediate U.S. Government and U.S. Government Funds, exceeded their benchmarks for the one-, three-, and five-year periods ended March 31, 2015. The Trustees noted that the Short Bond Fund outperformed its benchmark for the three- and five-year periods and underperformed for the one-year period; the High Yield Fixed Income and Short-Intermediate U.S. Government Funds underperformed their respective benchmarks for all periods and the U.S. Government Fund underperformed its benchmark for the three- and five-year periods and outperformed for the one-year period.

The Trustees took into account management’s discussion of the Funds’ performance. They noted the potential impact of the relative risk parameters of the different Funds. In particular, they considered that with respect to fixed income securities, Northern had an investment style that seeks out securities with higher credit parameters than many other fixed-income investment advisers. They took into consideration that Northern’s more risk averse investment strategies may cause the Funds to underperform against their peers during certain market environments. With respect to Short Bond Fund, the Trustees also noted the relatively small difference in return between the Fund and its peer universe average for the one-year period. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues, if any. The Trustees determined, based on the information received, that Northern was appropriately monitoring any Funds that were underperforming relative to their peers.

The Trustees concluded based on the information received, that the Funds’ performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates and net management fees paid by the Funds after taking into account any expense reimbursements; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; its plans to provide additional reimbursements to keep the Funds within their expense caps; and whether

FIXED INCOME FUNDS	104	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

a consistent methodology was in place in determining the fees and expenses of the Funds. The Trustees also considered that, for those Funds that were sweeping uninvested cash into a Northern affiliated money market fund, Northern was in each case rebating back to the investing Fund all of the advisory fees that were received by it from the applicable money market fund in compliance with the Funds’ exemptive order. The Trustees also noted certain actions taken by Northern over the years to reduce Fund expenses, including a reduction in the transfer agency fee and elimination of the fund accounting fee for the Funds, as a part of the restructuring of advisory and administrative fees in 2014.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Lipper. In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. The Trustees considered that the contractual management fee rates for each of the Funds, other than the Fixed Income or High Yield Fixed Income Funds, were below its respective Lipper peer group median. The Trustees also noted that the Funds’ net management fees (with the exception of the High Yield Fixed Income Fund) were at or below their Lipper peer group medians. They also considered that each of the Funds’ total expense ratio after reimbursement of expenses was below its respective Lipper peer objective median. The Trustees also noted that Northern had waived and/or reimbursed management fees for each of the Funds. The Trustees also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts. For Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Funds and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds.

The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated underlying funds in which the Funds invested in the prior year.

In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and overall basis and both before and after distribution and certain non-distribution costs, such as shareholder servicing fees. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. In addition to considering actual profitability information, the Trustees also considered pro-forma profitability information for the prior year that reflected the change in management fee structure. The Trustees also noted that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent of the Funds. The Trustees also noted that Northern pays the Funds’ sub-administrative fees from the management fee. The Trustees also reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s fee waivers and expense reimbursements during the year to maintain the Funds’ expense ratios near or below the Lipper peer group median. The Trustees also took into account the high quality of the services received by the Funds from Northern, as well as the type of funds. The Trustees also noted the reduction in the transfer agency fee paid to the Funds’ transfer agent, an affiliate of Northern, as well as the elimination of the fund accounting fee for the Funds. The Trustees also considered that Northern should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered whether Northern had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds are sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees noted the recent change to the management fee structure. In addition, the Trustees considered that each of the Funds’ management fees are subject to breakpoints, thus ensuring that as a Fund’s assets grow, its shareholders will receive reduced fee rates. The Trustees noted that the Fixed Income, High Yield Fixed Income, Ultra-Short Fixed Income and Tax-Advantaged Ultra-Short Fixed Income Funds had reached the specified asset levels at which one or more

NORTHERN FUNDS SEMIANNUAL REPORT	105	FIXED INCOME FUNDS

FIXED INCOME FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

breakpoints to its management fee are triggered. The Trustees noted that although the other Funds were not currently at the specified asset levels at which a breakpoint to its management fee would be triggered, their net management fees were below the median of their respective expense peer groups. The Trustees also noted that the total expenses after reimbursement of expenses of each of the Funds was near or below the median of its respective expense group.

The Trustees determined that the Funds’ current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also considered the extent to which Northern and its other clients, as well as the Funds, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios. The Trustees also noted the benefits to Northern and its affiliates from the ability to leverage resources over a larger asset base.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fees paid by each of the Funds was reasonable in light of the services provided by Northern, its costs and the Fund’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement for an additional one-year term.

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FIXED INCOME FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	107	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at www.northernfunds.com or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

FIXED INCOME FUNDS	108	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

7	SCHEDULES OF INVESTMENTS

7	BOND INDEX FUND
Ticker Symbol: NOBOX

76	U.S. TREASURY INDEX FUND
Ticker Symbol: BTIAX

80	ABBREVIATIONS AND OTHER INFORMATION

81	NOTES TO THE FINANCIAL STATEMENTS

88	FUND EXPENSES

89	APPROVAL OF MANAGEMENT AGREEMENT

96	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

STATEMENTS OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2015 (UNAUDITED)

Amounts in thousands, except per share data	BOND INDEX FUND	U.S. TREASURY INDEX FUND
ASSETS:
Investments, at value	$2,676,529	$94,621
Investments in affiliates, at value	123,790	4,787
Collateral held at custodian (Note 2)	277	–
Interest income receivable	15,021	390
Dividend income receivable	1	–
Receivable for securities sold	40,853	1,535
Receivable for fund shares sold	1,529	117
Receivable from investment adviser	18	2
Prepaid and other assets	59	4
Total Assets	2,858,077	101,456
LIABILITIES:
Payable for securities purchased	7,583	3,696
Payable for when-issued securities	151,369	–
Payable for variation margin on futures contracts	–	1
Payable for fund shares redeemed	6,597	2
Distributions payable to shareholders	1,131	22
Due to broker	277	–
Payable to affiliates:
Management fees	57	2
Custody fees	8	1
Shareholder servicing fees	38	–
Transfer agent fees	7	–
Trustee fees	6	3
Accrued other liabilities	71	29
Total Liabilities	167,144	3,756
Net Assets	$2,690,933	$97,700
ANALYSIS OF NET ASSETS:
Capital stock	$2,617,498	$95,123
Accumulated undistributed net investment loss	(2,592)	(3)
Accumulated undistributed net realized gain	6,493	747
Net unrealized appreciation	69,534	1,833
Net Assets	$2,690,933	$97,700
Shares Outstanding ($.0001 par value, unlimited authorization)	252,444	4,435
Net Asset Value, Redemption and Offering Price Per Share	$10.66	$22.03
Investments, at cost	$2,606,995	$92,816
Investments in affiliates, at cost	123,790	4,787

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

STATEMENTS OF OPERATIONS	SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED)

Amounts in thousands	BOND INDEX FUND	U.S. TREASURY INDEX FUND
INVESTMENT INCOME:
Interest income	$33,886	$735
Dividend income from investments in affiliates	9	–
Total Investment Income	33,895	735
EXPENSES:
Management fees	1,801	60
Custody fees	155	12
Transfer agent fees	208	7
Blue sky fees	28	10
SEC fees	5	1
Printing fees	25	9
Audit fees	17	8
Legal fees	17	8
Shareholder servicing fees	85	–
Trustee fees	18	5
Other	24	7
Total Expenses	2,383	127
Less expenses reimbursed by investment adviser	(297)	(54)
Net Expenses	2,086	73
Net Investment Income	31,809	662
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains on:
Investments	4,298	387
Futures contracts	–	43
Net change in unrealized depreciation on:
Investments	(48,599)	(1,004)
Futures contracts	–	(11)
Net Losses	(44,301)	(585)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(12,492)	$77

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2015

	BOND INDEX FUND		U.S. TREASURY INDEX FUND
Amounts in thousands	SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015
OPERATIONS:
Net investment income	$31,809	$59,321	$662	$1,369
Net realized gains	4,298	12,014	430	765
Net change in unrealized appreciation (depreciation)	(48,599)	61,857	(1,015)	2,800
Net Increase (Decrease) in Net Assets Resulting from Operations	(12,492)	133,192	77	4,934
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	9,117	411,879	7,031	(26,269)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	9,117	411,879	7,031	(26,269)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(34,367)	(63,046)	(662)	(1,369)
From net realized gains	–	(1,892)	–	(304)
Total Distributions to Shareholders	(34,367)	(64,938)	(662)	(1,673)
Total Increase (Decrease) in Net Assets	(37,742)	480,133	6,446	(23,008)
NET ASSETS:
Beginning of period	2,728,675	2,248,542	91,254	114,262
End of period	$2,690,933	$2,728,675	$97,700	$91,254
Accumulated Undistributed Net Investment Loss	$(2,592)	$(34)	$(3)	$(3)

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

FINANCIAL HIGHLIGHTS

BOND INDEX FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014	FISCAL YEAR ENDED MARCH 31, 2013	FISCAL YEAR ENDED MARCH 31, 2012	FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$10.84	$10.54	$10.87	$10.86	$10.46	$10.39
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12	0.27	0.25	0.27	0.31	0.34
Net realized and unrealized gains (losses)	(0.17)	0.32	(0.29)	0.12	0.48	0.15
Total from Investment Operations	(0.05)	0.59	(0.04)	0.39	0.79	0.49
LESS DISTRIBUTIONS PAID:
From net investment income	(0.13)	(0.28)	(0.28)	(0.29)	(0.32)	(0.35)
From net realized gains	–	(0.01)	(0.01)	(0.09)	(0.07)	(0.07)
Total Distributions Paid	(0.13)	(0.29)	(0.29)	(0.38)	(0.39)	(0.42)
Net Asset Value, End of Period	$10.66	$10.84	$10.54	$10.87	$10.86	$10.46
Total Return(1)	(0.43)%	5.64%	(0.31)%	3.62%	7.65%	4.73%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,690,933	$2,728,675	$2,248,542	$2,636,178	$2,490,348	$1,960,060
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.15%	0.15%	0.15%	0.14%	0.21%	0.23%
Expenses, before reimbursements and credits	0.17%	0.23%	0.44%	0.44%	0.44%	0.44%
Net investment income, net of reimbursements and credits(3)	2.30%	2.44%	2.43%	2.45%	2.86%	3.14%
Net investment income, before reimbursements and credits	2.28%	2.36%	2.14%	2.15%	2.63%	2.93%
Portfolio Turnover Rate	52.31%	81.30%	88.79%	100.20%	129.27%	121.58%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $44,000, $26,000, $101,000, $296,000, $169,000 and $479,000, which represents less than 0.005, 0.005, 0.005, 0.01, 0.01 and 0.02 percent of average net assets for the six months ended September 30, 2015 and the fiscal years ended March 31, 2015, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. TREASURY INDEX FUND		SHARES/CLASS A SHARES
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014		FOUR MONTHS ENDED MARCH 31, 2013		FISCAL YEAR ENDED NOV. 30, 2012		FISCAL YEAR ENDED NOV. 30, 2011		FISCAL YEAR ENDED NOV. 30, 2010(1)
Net Asset Value, Beginning of Period	$22.17	$21.43	$22.25		$23.29		$23.38		$22.84		$22.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	0.29	0.26		0.09		0.33		0.49		0.59
Net realized and unrealized gains (losses)	(0.14)	0.81	(0.59)		(0.24)		0.39		0.95		0.44
Total from Investment Operations	0.02	1.10	(0.33)		(0.15)		0.72		1.44		1.03
LESS DISTRIBUTIONS PAID:
From net investment income	(0.16)	(0.29)	(0.26)		(0.09)		(0.34)		(0.49)		(0.59)
From net realized gains	–	(0.07)	(0.23)		(0.80)		(0.47)		(0.41)		(0.52)
Total Distributions Paid	(0.16)	(0.36)	(0.49)		(0.89)		(0.81)		(0.90)		(1.11)
Net Asset Value, End of Period	$22.03	$22.17	$21.43		$22.25		$23.29		$23.38		$22.84
Total Return(2)	0.09%	5.20%	(1.44)%		(0.70)%		3.17%		6.60%		4.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$97,700	$91,254	$114,262		$132,160		$139,579		$136,803		$141,733
Ratio to average net assets of:(3)
Expenses, net of waivers, reimbursements and credits	0.16%	0.16%	0.15	%(4)	0.15	%(4)	0.26	%(4)	0.26	%(4)	0.26%
Expenses, before waivers, reimbursements and credits	0.28%	0.40%	0.68%		0.68%		0.52%		0.48%		0.48%
Net investment income, net of waivers, reimbursements and credits	1.45%	1.34%	1.20	%(4)	1.20	%(4)	1.43	%(4)	2.17	%(4)	2.60%
Net investment income, before waivers, reimbursements and credits	1.33%	1.10%	0.67%		0.67%		1.17%		1.95%		2.38%
Portfolio Turnover Rate	42.30%	50.58%	69.65%		21.88%		74.49%		64.52%		47.05%

(1)	Net investment income for the year ended was calculated using the average shares outstanding method.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately less than $1,000, $1,000, $1,000 and less than $1,000, which represent less than 0.005 percent of average net assets for the fiscal year ended March 31, 2014, four months ended March 31, 2013 and fiscal years ended November 30, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

BOND INDEX FUND	SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9%

Auto Floor Plan – 0.0%

Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1, 1.20%, 2/15/19	$300	$300

Ford Credit Floorplan Master Owner Trust, Series 2014-4, Class A1, 1.40%, 8/15/19	100	100
		400

Automobile – 0.3%

Ally Auto Receivables Trust, Series 2013-2, Class A4, 1.24%, 11/15/18	50	50

Ally Auto Receivables Trust, Series 2014-2, Class A3, 1.25%, 4/15/19	250	251

Ally Auto Receivables Trust, Series 2015-2, Class A3, 1.49%, 11/15/19	250	251

AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C, 1.79%, 3/8/19	25	25

AmeriCredit Automobile Receivables Trust, Series 2013-2, Class D, 2.42%, 5/8/19	25	25

AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A3, 1.15%, 6/10/19	100	100

AmeriCredit Automobile Receivables Trust, Series 2014-3, Class B, 1.92%, 11/8/19	100	101

AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.58%, 9/8/20	100	101

AmeriCredit Automobile Receivables Trust, Series 2014-3, Class D, 3.13%, 10/8/20	50	51

AmeriCredit Automobile Receivables Trust, Series 2014-4, Class B, 1.87%, 12/9/19	100	101

AmeriCredit Automobile Receivables Trust, Series 2014-4, Class D, 3.07%, 11/9/20	100	101

AmeriCredit Automobile Receivables Trust, Series 2015-2, Class A3, 1.27%, 1/8/20	150	150

AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.40%, 1/8/21	100	100

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Automobile – 0.3% – continued

AmeriCredit Automobile Receivables Trust, Series 2015-3, Class A3, 1.54%, 3/9/20	$100	$101

Capital Auto Receivables Asset Trust, Series 2013-4, Class B, 2.06%, 10/22/18	50	50

Capital Auto Receivables Asset Trust, Series 2013-4, Class C, 2.67%, 2/20/19	50	51

Capital Auto Receivables Asset Trust, Series 2013-4, Class D, 3.22%, 5/20/19	50	51

CarMax Auto Owner Trust, Series 2013-3, Class A4, 1.49%, 1/15/19	200	201

CarMax Auto Owner Trust, Series 2014-3, Class A3, 1.16%, 6/17/19	200	200

CarMax Auto Owner Trust, Series 2015-1, Class A3, 1.38%, 11/15/19	200	200

CarMax Auto Owner Trust, Series 2015-3, Class A3, 1.63%, 5/15/20	100	101

Ford Credit Auto Lease Trust, Series 2015-A, Class A3, 1.13%, 6/15/18	200	200

Ford Credit Auto Owner Trust, Series 2013-B, Class B, 1.11%, 10/15/18	100	100

Ford Credit Auto Owner Trust, Series 2014-C, Class A3, 1.06%, 5/15/19	150	150

Ford Credit Auto Owner Trust, Series 2015-B, Class A3, 1.16%, 11/15/19	125	125

GM Financial Automobile Leasing Trust, Series 2015-2, Class A3, 1.68%, 12/20/18	325	326

Honda Auto Receivables Owner Trust, Series 2014-3, Class A4, 1.31%, 10/15/20	200	201

Honda Auto Receivables Owner Trust, Series 2015-2, Class A3, 1.04%, 2/21/19	250	250

Hyundai Auto Receivables Trust, Series 2013-B, Class C, 1.71%, 2/15/19	65	65

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Automobile – 0.3% – continued

Hyundai Auto Receivables Trust, Series 2015-C, Class A3, 1.46%, 2/18/20	$500	$501

Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A3, 1.34%, 12/16/19	300	301

Nissan Auto Lease Trust, Series 2014-B, Class A3, 1.12%, 9/15/17	100	100

Nissan Auto Receivables Owner Trust, Series 2013-B, Class A4, 1.31%, 10/15/19	100	100

Nissan Auto Receivables Owner Trust, Series 2013-C, Class A4, 1.30%, 6/15/20	200	200

Nissan Auto Receivables Owner Trust, Series 2014-B, Class A3, 1.11%, 5/15/19	500	500

Nissan Auto Receivables Owner Trust, Series 2014-B, Class A4, 1.66%, 3/15/21	200	202

Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33%, 11/15/19	100	101

Santander Drive Auto Receivables Trust, Series 2014-2, Class D, 2.76%, 2/18/20	75	75

Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13%, 8/17/20	100	101

Santander Drive Auto Receivables Trust, Series 2014-3, Class D, 2.65%, 8/17/20	50	50

Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.82%, 5/15/19	100	101

Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60%, 11/16/20	50	51

Santander Drive Auto Receivables Trust, Series 2014-4, Class D, 3.10%, 11/16/20	50	51

Santander Drive Auto Receivables Trust, Series 2015-4, Class A3, 1.58%, 9/16/19	100	100

Santander Drive Auto Receivables Trust, Series 2015-4, Class B, 2.26%, 6/15/20	100	100

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Automobile – 0.3% – continued

Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97%, 3/15/21	$100	$101

Toyota Auto Receivables Owner Trust, Series 2015-A, Class A3, 1.12%, 2/15/19	200	200

Toyota Auto Receivables Owner Trust, Series 2015-B, Class A3, 1.27%, 5/15/19	250	250

Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3, 0.95%, 4/22/19	200	199

World Omni Auto Receivables Trust, Series 2014-A, Class A4, 1.53%, 6/15/20	100	101

World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14%, 1/15/20	100	100
		7,364

Commercial Mortgage-Backed Securities – 1.3%

Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4, 5.45%, 1/15/49	397	415

Banc of America Commercial Mortgage Trust, Series 2008-1, Class A4, 6.42%, 2/10/51	397	428

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A4, 5.90%, 6/11/40	500	528

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.70%, 6/11/50	250	264

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class A4, 5.47%, 1/12/45	431	451

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A4, 5.74%, 9/11/42	1,050	1,124

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM, 5.84%, 9/11/42	250	268

CD Commercial Mortgage Trust, Series 2007-CD5, Class A4, 5.89%, 11/15/44	373	398

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Commercial Mortgage-Backed Securities – 1.3% – continued

Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.90%, 12/10/49	$700	$739

Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4, 3.02%, 9/10/45	400	412

Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2, 1.99%, 4/10/46	100	101

Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4, 4.37%, 9/10/46	100	110

Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class AS, 4.65%, 9/10/46	100	110

Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4, 3.64%, 10/10/47	100	104

Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5, 3.14%, 2/10/48	200	199

Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5, 3.72%, 9/15/48	200	210

Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.23%, 12/10/49	110	114

Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3, 2.82%, 10/15/45	175	177

Commercial Mortgage Trust, Series 2007-GG11, Class A4, 5.74%, 12/10/49	398	418

Commercial Mortgage Trust, Series 2007-GG9, Class A4, 5.44%, 3/10/39	338	351

Commercial Mortgage Trust, Series 2012-CR2, Class A4, 3.15%, 8/15/45	100	104

Commercial Mortgage Trust, Series 2012-CR4, Class A3, 2.85%, 10/15/45	150	152

Commercial Mortgage Trust, Series 2012-CR5, Class A4, 2.77%, 12/10/45	100	101

Commercial Mortgage Trust, Series 2012-LC4, Class A4, 3.29%, 12/10/44	100	105

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Commercial Mortgage-Backed Securities – 1.3% – continued

Commercial Mortgage Trust, Series 2013-CR10, Class A4, 4.21%, 8/10/46	$100	$110

Commercial Mortgage Trust, Series 2013-CR9, Class A4, 4.38%, 7/10/45	200	221

Commercial Mortgage Trust, Series 2013-LC6, Class A4, 2.94%, 1/10/46	150	153

Commercial Mortgage Trust, Series 2014-CR18, Class A5, 3.83%, 7/15/47	500	530

Commercial Mortgage Trust, Series 2014-CR19, Class A5, 3.80%, 8/10/47	300	317

Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59%, 11/10/47	500	520

Commercial Mortgage Trust, Series 2014-UBS5, Class A4, 3.84%, 9/10/47	300	319

Commercial Mortgage Trust, Series 2014-UBS6, Class A5, 3.64%, 12/10/47	250	260

Commercial Mortgage Trust, Series 2015-CR24, Class A5, 3.70%, 8/10/55	500	522

Commercial Mortgage Trust, Series 2015-DC1, Class A2, 2.87%, 2/10/48	200	207

Commercial Mortgage Trust, Series 2015-DC1, Class A5, 3.35%, 2/10/48	200	204

Commercial Mortgage Trust, Series 2015-LC19, Class A4, 3.18%, 2/10/48	500	505

Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.90%, 7/10/50	200	212

Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.54%, 1/15/49	500	522

CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.51%, 4/15/50	225	233

CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.72%, 8/15/48	500	523

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Commercial Mortgage-Backed Securities – 1.3% – continued

GE Commercial Mortgage Trust Corp., Series 2007-C1, Class A4, 5.54%, 12/10/49	$300	$311

GS Mortgage Securities Corp. II, Series 2012-GCJ9, Class A3, 2.77%, 11/10/45	175	176

GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5, 2.94%, 2/10/46	100	101

GS Mortgage Securities Trust, Series 2011-GC5, Class A4, 3.71%, 8/10/44	150	160

GS Mortgage Securities Trust, Series 2012-GC6, Class A3, 3.48%, 1/10/45	200	211

GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.14%, 6/10/46	100	102

GS Mortgage Securities Trust, Series 2013-GC13, Class A5, 4.17%, 7/10/46	200	218

GS Mortgage Securities Trust, Series 2013-GC14, Class A5, 4.24%, 8/10/46	150	164

GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.07%, 1/10/47	500	539

GS Mortgage Securities Trust, Series 2014-GC20, Class A5, 4.00%, 4/10/47	100	108

GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.93%, 9/10/47	300	320

GS Mortgage Securities Trust, Series 2014-GC26, Class A5, 3.63%, 11/10/47	250	261

GS Mortgage Securities Trust, Series 2015-GC28, Class A2, 2.90%, 2/10/48	150	155

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.34%, 5/15/47 (1)	–	–

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A4, 5.88%, 2/12/49	696	730

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Commercial Mortgage-Backed Securities – 1.3% – continued

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.96%, 6/15/49	$378	$392

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4, 5.88%, 2/15/51	215	226

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.42%, 1/15/49	931	966

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.17%, 8/15/46	200	219

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3, 3.51%, 5/15/45	200	212

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A4, 3.48%, 6/15/45	125	132

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5, 3.14%, 12/15/47	150	154

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.37%, 12/15/47	50	51

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A4, 3.99%, 1/15/46	100	108

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A2, 3.05%, 4/15/47	200	208

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 4.00%, 4/15/47	200	215

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 7/15/47	500	530

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Commercial Mortgage-Backed Securities – 1.3% – continued

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.80%, 9/15/47	$500	$527

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A2, 2.94%, 11/15/47	250	259

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A5, 3.64%, 11/15/47	200	209

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class A5, 3.67%, 11/15/47	150	157

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-C30, Class A5, 3.82%, 7/15/48	200	211

LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.27%, 4/15/41	924	998

Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 6.03%, 6/12/50	650	678

ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A4, 5.49%, 3/12/51	150	157

ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.07%, 8/12/49	500	530

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4, 2.86%, 11/15/45	225	227

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.36%, 8/15/46	300	328

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, 2/15/46	175	177

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.10%, 5/15/46	200	204

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A2, 2.92%, 2/15/47	200	207

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.67%, 2/15/47	100	106

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Commercial Mortgage-Backed Securities – 1.3% – continued

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A5, 4.06%, 2/15/47	$200	$215

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.74%, 8/15/47	400	420

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A2, 3.19%, 10/15/47	500	524

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2, 3.10%, 12/15/47	500	522

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A2, 2.79%, 2/15/48	500	516

Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4, 6.11%, 6/11/49	254	269

Morgan Stanley Capital I Trust, Series 2007-T27, Class A4, 5.82%, 6/11/42	396	422

Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.46%, 1/11/43	204	222

Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 3/15/45	150	156

UBS Commercial Mortgage Trust, Series 2012-C1, Class A3, 3.40%, 5/10/45	300	314

UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A2, 1.85%, 8/10/49	500	504

UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4, 3.09%, 8/10/49	125	128

UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	100	101

UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	100	103

UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.24%, 4/10/46	100	103

UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, 1/10/45	150	159

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Commercial Mortgage-Backed Securities – 1.3% – continued

Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4, 5.51%, 4/15/47	$250	$255

Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.90%, 6/15/49	200	210

Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.92%, 10/15/45	150	153

Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4, 4.22%, 7/15/46	100	109

Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4, 3.17%, 2/15/48	100	100

Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.66%, 9/15/58	250	260

Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5, 3.18%, 4/15/50	200	200

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 5/15/48	500	513

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5, 3.77%, 7/15/58	300	314

WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	150	159

WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45	100	101

WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.44%, 4/15/45	175	184

WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class A4, 3.20%, 3/15/48	600	617

WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class AS, 3.56%, 3/15/48	50	52

WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class A4, 3.00%, 5/15/45	500	506

WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class A5, 3.34%, 6/15/46	150	155

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Commercial Mortgage-Backed Securities – 1.3% – continued

WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class A2, 3.22%, 9/15/46	$100	$104

WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class A5, 4.42%, 9/15/46	250	277

WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.75%, 9/15/57	500	526

WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class A5, 3.61%, 11/15/47	500	520

WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.63%, 11/15/47	250	260

WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A5, 4.05%, 3/15/47	100	108
		35,046

Credit Card – 0.3%

American Express Credit Account Master Trust, Series 2014-2, Class A, 1.26%, 1/15/20	220	221

American Express Credit Account Master Trust, Series 2014-3, Class A, 1.49%, 4/15/20	300	302

American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43%, 6/15/20	100	101

BA Credit Card Trust, Series 2015-A2, Class A, 1.36%, 9/15/20	200	200

Barclays Dryrock Issuance Trust, Series 2014-3, Class A, 2.41%, 7/15/22	150	153

Barclays Dryrock Issuance Trust, Series 2015-2, Class A, 1.56%, 3/15/21	100	100

Capital One Multi-Asset Execution Trust, Series 2007-A7, Class A7, 5.75%, 7/15/20	200	218

Capital One Multi-Asset Execution Trust, Series 2014-A5, Class A5, 1.48%, 7/15/20	300	302

Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5, 1.60%, 5/17/21	100	101

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Credit Card – 0.3% – continued

Chase Issuance Trust, Series 2012-A4, Class A4, 1.58%, 8/16/21	$250	$250

Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/16/24	150	149

Chase Issuance Trust, Series 2013-A1, Class A1, 1.30%, 2/18/20	100	100

Chase Issuance Trust, Series 2014-A2, Class A2, 2.77%, 3/15/23	150	156

Chase Issuance Trust, Series 2014-A7, Class A7, 1.38%, 11/15/19	350	352

Chase Issuance Trust, Series 2015-A4, Class A4, 1.84%, 4/15/22	300	300

Chase Issuance Trust, Series 2015-A5, Class A5, 1.36%, 4/15/20	100	100

Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.15%, 6/15/39	100	135

Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8, 5.65%, 9/20/19	300	326

Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	300	313

Citibank Credit Card Issuance Trust, Series 2014-A2, Class A2, 1.02%, 2/22/19	325	325

Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4, 1.23%, 4/24/19	200	201

Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5, 2.68%, 6/7/23	150	155

Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15%, 7/15/21	350	357

Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.73%, 4/9/20	300	304

Discover Card Execution Note Trust, Series 2007-A1, Class A1, 5.65%, 3/16/20	300	326

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Credit Card – 0.3% – continued

Discover Card Execution Note Trust, Series 2012-A6, Class A6, 1.67%, 1/18/22	$350	$350

Discover Card Execution Note Trust, Series 2014-A3, Class A3, 1.22%, 10/15/19	235	236

Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12%, 12/15/21	400	408

Discover Card Execution Note Trust, Series 2014-A5, Class A, 1.39%, 4/15/20	400	402

Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22	100	100

Synchrony Credit Card Master Note Trust, Series 2012-6, Class A, 1.36%, 8/17/20	250	250

Synchrony Credit Card Master Note Trust, Series 2012-7, Class A, 1.76%, 9/15/22	100	99

Synchrony Credit Card Master Note Trust, Series 2013-1, Class A, 1.35%, 3/15/21	200	199

Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 3/15/23	150	152

Synchrony Credit Card Master Note Trust, Series 2015-2, Class A, 1.60%, 4/15/21	200	201

World Financial Network Credit Card Master Trust, Series 2013-A, Class A, 1.61%, 12/15/21	200	201
		8,145

Utilities – 0.0%

AEP Texas Central Transition Funding lll LLC, Series 2012-1, Class A3, 2.84%, 3/1/26	100	104

CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A3, 4.24%, 8/15/23	100	112

CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3, 3.03%, 10/15/25	100	104

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Utilities – 0.0% – continued

Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3, 4.38%, 11/1/23	$100	$112
		432
Total Asset-Backed Securities
(Cost $50,503)		51,387

CORPORATE BONDS – 21.0%

Advertising & Marketing – 0.0%

Interpublic Group of (The) Cos., Inc., 2.25%, 11/15/17	135	135
4.20%, 4/15/24	150	151

Omnicom Group, Inc., 6.25%, 7/15/19	300	343
3.63%, 5/1/22	496	502
		1,131

Aerospace & Defense – 0.4%

Boeing (The) Co., 3.75%, 11/20/16	400	414
0.95%, 5/15/18	200	198
2.85%, 10/30/24	110	109
6.13%, 2/15/33	135	173
3.30%, 3/1/35	55	51
6.63%, 2/15/38	100	133
5.88%, 2/15/40	75	94
3.50%, 3/1/45	500	450

General Dynamics Corp., 1.00%, 11/15/17	100	99
3.88%, 7/15/21	250	268
3.60%, 11/15/42	155	143

L-3 Communications Corp., 3.95%, 11/15/16	150	154
5.20%, 10/15/19	250	266
4.95%, 2/15/21	40	42

Lockheed Martin Corp., 4.25%, 11/15/19	500	545
3.60%, 3/1/35	135	124
4.07%, 12/15/42	418	396

Northrop Grumman Corp., 1.75%, 6/1/18	125	125
5.05%, 8/1/19	170	186
5.05%, 11/15/40	250	267
4.75%, 6/1/43	250	258

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Aerospace & Defense – 0.4% – continued

Precision Castparts Corp., 1.25%, 1/15/18	$210	$209
2.50%, 1/15/23	500	483
3.90%, 1/15/43	100	93
4.38%, 6/15/45	350	350

Raytheon Co., 4.40%, 2/15/20	510	559
2.50%, 12/15/22	1,150	1,123
4.70%, 12/15/41	100	107

Textron, Inc., 5.60%, 12/1/17	125	134

United Technologies Corp., 1.80%, 6/1/17	500	506
5.38%, 12/15/17	390	424
4.50%, 4/15/20	450	498
7.50%, 9/15/29	100	139
6.05%, 6/1/36	100	123
6.13%, 7/15/38	175	216
5.70%, 4/15/40	500	593
4.50%, 6/1/42	700	713
		10,765

Airlines – 0.0%

Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.25%, 11/10/19	280	315

Southwest Airlines Co. Pass Through Trust, Series 2007-1, 6.15%, 8/1/22	349	391
		706

Apparel & Textile Products – 0.0%

NIKE, Inc., 3.63%, 5/1/43	75	70

VF Corp., 3.50%, 9/1/21	150	160
6.00%, 10/15/33	100	121
6.45%, 11/1/37	30	39
		390

Auto Parts Manufacturing – 0.0%

BorgWarner, Inc., 4.38%, 3/15/45	170	153

Delphi Corp., 4.15%, 3/15/24	300	302

Johnson Controls, Inc., 2.60%, 12/1/16	75	76

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Auto Parts Manufacturing – 0.0% – continued
5.00%, 3/30/20	$155	$170
5.70%, 3/1/41	250	270
4.63%, 7/2/44	465	427
		1,398

Automobiles Manufacturing – 0.5%

American Honda Finance Corp., 1.60%, 7/13/18	180	180
2.13%, 10/10/18	75	76
2.25%, 8/15/19	250	252
2.15%, 3/13/20	800	795

Daimler Finance North America LLC, 8.50%, 1/18/31	175	248

Ford Motor Co., 7.45%, 7/16/31	350	435
4.75%, 1/15/43	500	469

Ford Motor Credit Co. LLC, 4.25%, 2/3/17	1,000	1,033
3.00%, 6/12/17	640	650
2.88%, 10/1/18	200	203
2.60%, 11/4/19	200	198
2.46%, 3/27/20	260	255
3.16%, 8/4/20	860	859
5.88%, 8/2/21	500	566
3.22%, 1/9/22	200	194
4.25%, 9/20/22	300	309

General Motors Co., 3.50%, 10/2/18	1,000	1,008
6.25%, 10/2/43	550	585

General Motors Financial Co., Inc., 6.75%, 6/1/18	500	547
3.20%, 7/13/20	395	390
4.38%, 9/25/21	400	408
3.45%, 4/10/22	500	481

Toyota Motor Credit Corp., 2.05%, 1/12/17	750	761
1.75%, 5/22/17	150	152
1.25%, 10/5/17	250	250
1.38%, 1/10/18	500	500
1.55%, 7/13/18	90	90
2.00%, 10/24/18	400	404
2.10%, 1/17/19	100	101
2.13%, 7/18/19	100	100
4.50%, 6/17/20	300	333
		12,832

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Banks – 0.9%

Bank of America N.A., 6.00%, 10/15/36	$250	$300

Bank One Corp., 7.75%, 7/15/25	54	69

BB&T Corp., 2.15%, 3/22/17	250	253
1.60%, 8/15/17	50	50
1.45%, 1/12/18	80	80
2.05%, 6/19/18	100	101
2.25%, 2/1/19	100	101
2.45%, 1/15/20	450	454

Branch Banking & Trust Co., 2.30%, 10/15/18	500	507
2.85%, 4/1/21	650	660
3.63%, 9/16/25	250	250
3.80%, 10/30/26	250	254

Capital One N.A., 1.50%, 3/22/18	250	247
2.40%, 9/5/19	250	248

Comerica Bank, 2.50%, 6/2/20	500	504

Discover Bank, 2.00%, 2/21/18	500	497
2.60%, 11/13/18	250	251
3.20%, 8/9/21	250	250

Fifth Third Bancorp, 5.45%, 1/15/17	75	79
2.88%, 7/27/20	500	504
3.50%, 3/15/22	200	204
4.30%, 1/16/24	220	226
8.25%, 3/1/38	275	398

Fifth Third Bank, 2.88%, 10/1/21	250	253

HSBC Bank USA N.A., 4.88%, 8/24/20	300	330
7.00%, 1/15/39	350	450

HSBC USA, Inc., 1.63%, 1/16/18	180	180
2.63%, 9/24/18	80	81
2.38%, 11/13/19	250	249
2.35%, 3/5/20	700	690
2.75%, 8/7/20	750	753
3.50%, 6/23/24	1,000	1,017

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Banks – 0.9% – continued

JPMorgan Chase Bank N.A., 6.00%, 10/1/17	$1,400	$1,513

KeyBank N.A., 2.50%, 12/15/19	250	253
2.25%, 3/16/20	1,000	997
3.30%, 6/1/25	250	248

KeyCorp, 2.30%, 12/13/18	250	251
5.10%, 3/24/21	25	28

Manufacturers & Traders Trust Co., 1.40%, 7/25/17	250	250
6.63%, 12/4/17	250	276
1.45%, 3/7/18	500	496

MUFG Union Bank N.A., 2.63%, 9/26/18	250	254

PNC Bank N.A., 4.88%, 9/21/17	100	106
1.50%, 10/18/17	500	501
1.85%, 7/20/18	250	251
2.30%, 6/1/20	500	497
2.70%, 11/1/22	750	723
2.95%, 1/30/23	250	245
3.80%, 7/25/23	250	258

PNC Financial Services Group (The), Inc., 2.85%, 11/9/22	100	100

PNC Funding Corp., 6.70%, 6/10/19	600	698
4.38%, 8/11/20	500	547
3.30%, 3/8/22	150	154

SunTrust Bank, 7.25%, 3/15/18	125	140
2.75%, 5/1/23	350	337

SunTrust Banks, Inc., 2.35%, 11/1/18	25	25
2.50%, 5/1/19	200	202

US Bancorp, 2.20%, 11/15/16	75	76
1.95%, 11/15/18	200	202
4.13%, 5/24/21	200	217
3.00%, 3/15/22	115	118
2.95%, 7/15/22	1,200	1,194

US Bank N.A., 1.38%, 9/11/17	350	351
1.35%, 1/26/18	500	500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Banks – 0.9% – continued

Wachovia Corp., 5.63%, 10/15/16	$550	$576
5.75%, 6/15/17	350	376
5.75%, 2/1/18	600	657

Wells Fargo Bank N.A., 5.85%, 2/1/37	250	299
6.60%, 1/15/38	300	391

Wells Fargo Capital X, 5.95%, 12/15/36	100	100
		24,897

Biotechnology – 0.4%

Amgen, Inc., 2.50%, 11/15/16	250	254
1.25%, 5/22/17	70	70
5.85%, 6/1/17	305	327
2.20%, 5/22/19	1,250	1,255
4.50%, 3/15/20	425	461
4.10%, 6/15/21	165	175
3.88%, 11/15/21	250	263
6.38%, 6/1/37	100	119
6.40%, 2/1/39	100	119
5.75%, 3/15/40	935	1,035
5.15%, 11/15/41	250	257
5.65%, 6/15/42	100	112
5.38%, 5/15/43	200	213
4.40%, 5/1/45	250	230

Biogen, Inc., 2.90%, 9/15/20	200	202
4.05%, 9/15/25	95	96
5.20%, 9/15/45	100	101

Celgene Corp., 2.13%, 8/15/18	85	86
2.30%, 8/15/18	35	35
2.25%, 5/15/19	165	167
3.63%, 5/15/24	1,000	996
3.88%, 8/15/25	265	265
5.25%, 8/15/43	85	86
5.00%, 8/15/45	250	248

Gilead Sciences, Inc., 3.05%, 12/1/16	100	102
2.05%, 4/1/19	100	101
2.35%, 2/1/20	85	86
2.55%, 9/1/20	240	241
4.50%, 4/1/21	200	217

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Biotechnology – 0.4% – continued
3.25%, 9/1/22	$145	$146
3.50%, 2/1/25	1,000	1,007
5.65%, 12/1/41	330	373
4.50%, 2/1/45	250	240
4.75%, 3/1/46	90	90
		9,775

Cable & Satellite – 0.4%

CCO Safari II LLC, 3.58%, 7/23/20	410	407
4.46%, 7/23/22 (2)	2,385	2,386
4.91%, 7/23/25	500	498

Comcast Corp., 3.38%, 2/15/25	1,320	1,333
7.05%, 3/15/33	140	184
5.65%, 6/15/35	50	58
6.45%, 3/15/37	590	747
6.95%, 8/15/37	450	592
6.40%, 5/15/38	635	795
6.40%, 3/1/40	145	185
4.75%, 3/1/44	500	522

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 1.75%, 1/15/18	55	55
4.45%, 4/1/24	1,225	1,257
3.95%, 1/15/25	325	319
6.00%, 8/15/40	520	535
6.38%, 3/1/41	940	1,007

Time Warner Cable, Inc., 8.75%, 2/14/19	300	352
6.55%, 5/1/37	200	196
7.30%, 7/1/38	455	476
6.75%, 6/15/39	130	130
		12,034

Chemicals – 0.4%

Air Products & Chemicals, Inc., 1.20%, 10/15/17	250	249
3.00%, 11/3/21	300	308
2.75%, 2/3/23	250	245

Airgas, Inc., 1.65%, 2/15/18	250	248
2.90%, 11/15/22	150	144
3.65%, 7/15/24	70	70

Cabot Corp., 5.00%, 10/1/16	250	259

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Chemicals – 0.4% – continued
2.55%, 1/15/18	$300	$305

CF Industries, Inc., 6.88%, 5/1/18	300	335
3.45%, 6/1/23	110	105
5.15%, 3/15/34	735	708

Dow Chemical (The) Co., 4.25%, 11/15/20	155	166
4.13%, 11/15/21	200	209
3.00%, 11/15/22	100	97
7.38%, 11/1/29	100	127
4.25%, 10/1/34	150	140
9.40%, 5/15/39	300	440
5.25%, 11/15/41	400	393
4.38%, 11/15/42	500	436

E.I. du Pont de Nemours & Co., 5.25%, 12/15/16	221	233
4.63%, 1/15/20	185	203
2.80%, 2/15/23	630	610
6.50%, 1/15/28	100	125
4.15%, 2/15/43	250	236

Eastman Chemical Co., 2.40%, 6/1/17	560	567
2.70%, 1/15/20	120	120
4.80%, 9/1/42	200	193
4.65%, 10/15/44	100	91

Lubrizol Corp., 6.50%, 10/1/34	50	63

Monsanto Co., 5.13%, 4/15/18	240	260
2.20%, 7/15/22	65	60
5.50%, 8/15/25	50	56
4.20%, 7/15/34	55	50
5.88%, 4/15/38	256	286
4.40%, 7/15/44	250	217

Mosaic (The) Co., 5.45%, 11/15/33	250	263
4.88%, 11/15/41	100	95

PPG Industries, Inc., 6.65%, 3/15/18	38	42
2.30%, 11/15/19	250	252

Praxair, Inc., 1.05%, 11/7/17	85	85
1.25%, 11/7/18	150	149
4.50%, 8/15/19	400	436

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Chemicals – 0.4% – continued
4.05%, 3/15/21	$100	$108
2.45%, 2/15/22	250	244
2.20%, 8/15/22	150	143
3.55%, 11/7/42	125	114

Rohm & Haas Co., 6.00%, 9/15/17	72	78

Sherwin-Williams (The) Co., 1.35%, 12/15/17	100	100
4.55%, 8/1/45	30	31

Westlake Chemical Corp., 3.60%, 7/15/22	65	65
		10,559

Commercial Finance – 0.6%

Air Lease Corp., 3.38%, 1/15/19	65	66
3.75%, 2/1/22	125	124
4.25%, 9/15/24	350	343

GATX Corp., 2.38%, 7/30/18	35	35
5.20%, 3/15/44	35	36

General Electric Capital Corp., 2.90%, 1/9/17	750	769
2.30%, 4/27/17	250	255
5.63%, 9/15/17	1,175	1,280
1.60%, 11/20/17	135	137
1.63%, 4/2/18	250	251
5.63%, 5/1/18	2,575	2,851
2.10%, 12/11/19	125	125
4.38%, 9/16/20	115	127
4.63%, 1/7/21	1,400	1,562
3.15%, 9/7/22	750	773
3.10%, 1/9/23	500	511
3.45%, 5/15/24	1,850	1,935
6.75%, 3/15/32	150	203
6.15%, 8/7/37	150	195
5.88%, 1/14/38	800	997
6.88%, 1/10/39	550	770
6.38%, 11/15/67	250	268

Private Export Funding Corp., 1.45%, 8/15/19	2,000	1,984
		15,597

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Communications Equipment – 0.4%

Apple, Inc., 1.00%, 5/3/18	$60	$60
2.10%, 5/6/19	1,515	1,538
2.85%, 5/6/21	620	636
2.40%, 5/3/23	495	480
3.45%, 5/6/24	1,740	1,794
3.20%, 5/13/25	500	503
3.85%, 5/4/43	230	210
4.45%, 5/6/44	250	249
3.45%, 2/9/45	500	423

CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17	100	101

Cisco Systems, Inc., 1.10%, 3/3/17	85	85
1.65%, 6/15/18	60	60
4.95%, 2/15/19	120	132
2.13%, 3/1/19	875	886
2.45%, 6/15/20	1,100	1,117
2.90%, 3/4/21	50	51
5.90%, 2/15/39	690	842

Juniper Networks, Inc., 4.60%, 3/15/21	100	105
5.95%, 3/15/41	100	100

Motorola Solutions, Inc., 3.50%, 3/1/23	470	424
		9,796

Construction Materials Manufacturing – 0.0%

Martin Marietta Materials, Inc., 6.60%, 4/15/18	100	111

Owens Corning, 4.20%, 12/15/22	190	193
		304

Consumer Finance – 0.3%

American Express Co., 6.15%, 8/28/17	800	868
7.00%, 3/19/18	300	337
2.65%, 12/2/22	632	615
3.63%, 12/5/24	125	124

American Express Credit Corp., 2.38%, 3/24/17	250	254
1.13%, 6/5/17	400	398
1.80%, 7/31/18	500	500
2.38%, 5/26/20	300	300

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Consumer Finance – 0.3% – continued

Capital One Bank USA N.A., 2.25%, 2/13/19	$300	$299
2.30%, 6/5/19	300	298

Capital One Financial Corp., 2.45%, 4/24/19	500	498
3.75%, 4/24/24	1,000	993

Fidelity National Information Services, Inc., 2.00%, 4/15/18	40	40
5.00%, 3/15/22	200	209

Fiserv, Inc., 4.63%, 10/1/20	250	273
3.50%, 10/1/22	50	51

HSBC Finance Corp., 6.68%, 1/15/21	500	585

Synchrony Financial, 2.70%, 2/3/20	250	247

Total System Services, Inc., 2.38%, 6/1/18	200	200

Western Union (The) Co., 6.20%, 11/17/36	50	48
6.20%, 6/21/40	70	67
		7,204

Consumer Products – 0.2%

Clorox (The) Co., 5.95%, 10/15/17	25	27
3.05%, 9/15/22	250	249

Colgate-Palmolive Co., 0.90%, 5/1/18	250	248
2.45%, 11/15/21	1,000	1,017
2.30%, 5/3/22	165	163
1.95%, 2/1/23	250	240

Estee Lauder (The) Cos., Inc., 2.35%, 8/15/22	50	49
6.00%, 5/15/37	100	123
4.38%, 6/15/45	150	154

Kimberly-Clark Corp., 6.13%, 8/1/17	50	54
6.25%, 7/15/18	150	170
2.15%, 8/15/20	150	151
2.40%, 3/1/22	50	50
6.63%, 8/1/37	350	461
3.70%, 6/1/43	100	93

Procter & Gamble (The) Co., 4.70%, 2/15/19	200	221

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Consumer Products – 0.2% – continued
1.90%, 11/1/19	$100	$101
2.30%, 2/6/22	215	216
3.10%, 8/15/23	250	257
5.80%, 8/15/34	100	126
5.55%, 3/5/37	50	61

Unilever Capital Corp., 2.10%, 7/30/20	670	673
4.25%, 2/10/21	250	277
5.90%, 11/15/32	125	162
		5,343

Consumer Services – 0.0%

Ecolab, Inc., 3.00%, 12/8/16	175	178
1.45%, 12/8/17	100	99
2.25%, 1/12/20	100	100
4.35%, 12/8/21	250	271
5.50%, 12/8/41	455	515
		1,163

Containers & Packaging – 0.1%

3M Co., 1.00%, 6/26/17	150	151
1.38%, 8/7/18	350	352
5.70%, 3/15/37	350	432

International Paper Co., 4.75%, 2/15/22	104	112
3.65%, 6/15/24	250	247
7.30%, 11/15/39	45	55
6.00%, 11/15/41	250	269
5.15%, 5/15/46	250	244

MeadWestvaco Corp., 7.95%, 2/15/31	100	130

Packaging Corp. of America, 4.50%, 11/1/23	100	104
3.65%, 9/15/24	250	248

Rock-Tenn Co., 3.50%, 3/1/20	150	155

Sonoco Products Co., 4.38%, 11/1/21	25	27
5.75%, 11/1/40	150	167
		2,693

Department Stores – 0.1%

Kohl’s Corp., 4.00%, 11/1/21	85	88

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Department Stores – 0.1% – continued
3.25%, 2/1/23	$100	$97
4.75%, 12/15/23	250	265

Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	213	224
3.88%, 1/15/22	30	31
2.88%, 2/15/23	150	141
6.90%, 4/1/29	305	371
6.90%, 1/15/32	250	305
4.50%, 12/15/34	100	92
5.13%, 1/15/42	40	37

Nordstrom, Inc., 6.25%, 1/15/18	325	359
4.00%, 10/15/21	150	160
7.00%, 1/15/38	50	66
		2,236

Design, Manufacturing & Distribution – 0.0%

Arrow Electronics, Inc., 3.00%, 3/1/18	85	86

Diversified Banks – 1.8%

Bank of America Corp., 5.63%, 10/14/16	200	209
3.88%, 3/22/17	150	155
1.70%, 8/25/17	1,000	1,003
6.40%, 8/28/17	200	217
6.00%, 9/1/17	250	269
5.75%, 12/1/17	865	935
2.00%, 1/11/18	1,155	1,159
6.88%, 4/25/18	505	564
5.65%, 5/1/18	450	491
6.88%, 11/15/18	275	313
2.60%, 1/15/19	300	303
2.65%, 4/1/19	850	860
7.63%, 6/1/19	1,040	1,224
2.25%, 4/21/20	1,000	985
5.63%, 7/1/20	1,440	1,624
5.00%, 5/13/21	400	441
5.70%, 1/24/22	1,000	1,141
4.10%, 7/24/23	100	104
4.00%, 4/1/24	165	170
4.20%, 8/26/24	1,500	1,499
4.00%, 1/22/25	500	490
3.95%, 4/21/25	1,000	973
4.25%, 10/22/26	100	99

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Diversified Banks – 1.8% – continued
6.11%, 1/29/37	$150	$173
7.75%, 5/14/38	275	376
5.88%, 2/7/42	250	292
5.00%, 1/21/44	100	105
4.88%, 4/1/44	95	99

Citigroup, Inc., 4.45%, 1/10/17	250	260
5.50%, 2/15/17	225	237
6.00%, 8/15/17	100	108
6.13%, 11/21/17	2,075	2,262
1.85%, 11/24/17	600	601
1.70%, 4/27/18	210	209
1.75%, 5/1/18	150	149
6.13%, 5/15/18	350	387
2.55%, 4/8/19	65	66
2.50%, 7/29/19	250	252
2.40%, 2/18/20	710	707
5.38%, 8/9/20	500	558
4.50%, 1/14/22	735	795
4.05%, 7/30/22	90	92
3.38%, 3/1/23	150	151
3.50%, 5/15/23	190	185
3.88%, 10/25/23	200	206
4.00%, 8/5/24	150	148
3.88%, 3/26/25	750	729
4.30%, 11/20/26	325	322
6.63%, 6/15/32	100	118
6.00%, 10/31/33	350	400
6.13%, 8/25/36	125	143
8.13%, 7/15/39	1,180	1,697
5.88%, 1/30/42	30	35
5.30%, 5/6/44	50	52

JPMorgan Chase & Co., 1.35%, 2/15/17	150	150
6.13%, 6/27/17	100	107
2.00%, 8/15/17	125	126
6.00%, 1/15/18	1,610	1,759
1.80%, 1/25/18	1,000	1,001
1.63%, 5/15/18	200	199
2.35%, 1/28/19	1,750	1,764
6.30%, 4/23/19	500	568
2.25%, 1/23/20	1,000	992
4.95%, 3/25/20	375	413
2.75%, 6/23/20	200	202

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Diversified Banks – 1.8% – continued
4.40%, 7/22/20	$300	$324
4.63%, 5/10/21	250	272
4.35%, 8/15/21	615	663
3.25%, 9/23/22	210	210
3.63%, 5/13/24	250	253
3.88%, 9/10/24	1,250	1,238
3.90%, 7/15/25	255	260
6.40%, 5/15/38	554	695
5.60%, 7/15/41	405	463
5.40%, 1/6/42	100	113
5.63%, 8/16/43	150	165
4.85%, 2/1/44	500	523
4.95%, 6/1/45	500	501

Wells Fargo & Co., 2.63%, 12/15/16	250	255
2.10%, 5/8/17	250	253
1.40%, 9/8/17	1,000	1,001
5.63%, 12/11/17	445	484
2.15%, 1/15/19	135	136
2.60%, 7/22/20	675	682
3.00%, 1/22/21	100	102
4.60%, 4/1/21	500	549
3.50%, 3/8/22	1,000	1,034
3.45%, 2/13/23	125	124
4.13%, 8/15/23	200	208
3.30%, 9/9/24	1,500	1,489
3.00%, 2/19/25	250	241
4.30%, 7/22/27	110	112
5.38%, 2/7/35	425	487
4.65%, 11/4/44	375	369
3.90%, 5/1/45	950	873
		48,502

Educational Services – 0.0%

Board of Trustees of The Leland Stanford Junior University (The), 4.75%, 5/1/19	200	221

California Institute of Technology, 4.70%, 11/1/11 (3)	110	108

George Washington University (The), 3.49%, 9/15/22	50	51

Johns Hopkins University, 4.08%, 7/1/53	100	99

Massachusetts Institute of Technology, 5.60%, 7/1/11 (3)	190	240

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Educational Services – 0.0% continued
4.68%, 7/1/14 (4)	$15	$16

Northwestern University, 4.64%, 12/1/44	50	56

Princeton University, 4.95%, 3/1/19	100	111

Trustees of Dartmouth College, 4.75%, 6/1/19	170	188

University of Pennsylvania, 4.67%, 9/1/12 (5)	100	96

Vanderbilt University (The), 5.25%, 4/1/19	100	112
		1,298

Electrical Equipment Manufacturing – 0.3%

ABB Finance USA, Inc., 1.63%, 5/8/17	90	90
4.38%, 5/8/42	250	246

Amphenol Corp., 3.13%, 9/15/21	100	101

Emerson Electric Co., 5.38%, 10/15/17	100	108
5.25%, 10/15/18	325	359
5.00%, 4/15/19	1,000	1,105
2.63%, 12/1/21	225	227
2.63%, 2/15/23	85	84
6.00%, 8/15/32	25	30
6.13%, 4/15/39	50	63

General Electric Co., 5.25%, 12/6/17	750	813
2.70%, 10/9/22	1,080	1,083
4.50%, 3/11/44	650	674

Honeywell International, Inc., 5.30%, 3/15/17	200	213
4.25%, 3/1/21	794	884
3.35%, 12/1/23	290	302
5.70%, 3/15/37	125	152

Rockwell Automation, Inc., 6.25%, 12/1/37	150	188

Roper Technologies, Inc., 1.85%, 11/15/17	160	160
2.05%, 10/1/18	120	120
		7,002

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Entertainment Content – 0.3%

CBS Corp., 4.63%, 5/15/18	$25	$27
2.30%, 8/15/19	200	198
5.75%, 4/15/20	585	658
4.30%, 2/15/21	755	803
3.38%, 3/1/22	100	99
5.50%, 5/15/33	235	238

Scripps Networks Interactive, Inc., 2.70%, 12/15/16	100	102
2.75%, 11/15/19	200	200

Time Warner Entertainment Co. L.P., 8.38%, 3/15/23	75	92
8.38%, 7/15/33	215	249

Time Warner, Inc., 2.10%, 6/1/19	75	75
4.88%, 3/15/20	160	177
4.75%, 3/29/21	350	381
3.40%, 6/15/22	50	50
6.50%, 11/15/36	850	988
6.20%, 3/15/40	55	63
6.10%, 7/15/40	200	226
5.38%, 10/15/41	500	525

Viacom, Inc., 2.50%, 12/15/16	65	66
6.13%, 10/5/17	125	135
2.20%, 4/1/19	80	78
4.50%, 3/1/21	45	47
3.88%, 12/15/21	345	339
3.25%, 3/15/23	310	284
6.88%, 4/30/36	600	623
4.50%, 2/27/42	300	227

Walt Disney (The) Co., 1.10%, 12/1/17	25	25
5.50%, 3/15/19	400	450
1.85%, 5/30/19	270	272
3.75%, 6/1/21	510	550
2.55%, 2/15/22	75	75
4.13%, 12/1/41	105	106
3.70%, 12/1/42	130	122
		8,550

Exploration & Production – 0.4%

Anadarko Petroleum Corp., 6.95%, 6/15/19	500	564

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Exploration & Production – 0.4% – continued
7.95%, 6/15/39	$95	$121
6.20%, 3/15/40	15	16
4.50%, 7/15/44	750	667

Apache Corp., 3.63%, 2/1/21	200	206
6.00%, 1/15/37	360	384
5.10%, 9/1/40	250	239
5.25%, 2/1/42	260	253

ConocoPhillips, 6.65%, 7/15/18	100	113
5.75%, 2/1/19	209	235
5.90%, 10/15/32	270	305
5.90%, 5/15/38	100	114

Continental Resources, Inc., 7.13%, 4/1/21	125	129
5.00%, 9/15/22	820	717

Devon Energy Corp., 6.30%, 1/15/19	305	341
4.00%, 7/15/21	200	205
3.25%, 5/15/22	530	509
7.95%, 4/15/32	165	203

Devon Financing Corp. LLC, 7.88%, 9/30/31	345	422

EOG Resources, Inc., 5.63%, 6/1/19	215	242
4.10%, 2/1/21	500	535
2.63%, 3/15/23	150	146

EQT Corp., 4.88%, 11/15/21	325	331

Hess Corp., 7.88%, 10/1/29	620	732
7.13%, 3/15/33	75	83

Kerr-McGee Corp., 7.88%, 9/15/31	70	87

Marathon Oil Corp., 3.85%, 6/1/25	505	447
6.80%, 3/15/32	175	182

Murphy Oil Corp., 4.00%, 6/1/22	100	86
7.05%, 5/1/29	300	312

Noble Energy, Inc., 4.15%, 12/15/21	250	252
3.90%, 11/15/24	500	465

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Exploration & Production – 0.4% – continued

Occidental Petroleum Corp., 1.75%, 2/15/17	$250	$252
1.50%, 2/15/18	50	50
4.10%, 2/1/21	750	808
3.13%, 2/15/22	100	101

Pioneer Natural Resources Co., 6.65%, 3/15/17	150	159
6.88%, 5/1/18	100	110
3.95%, 7/15/22	85	84
7.20%, 1/15/28	100	116

Southwestern Energy Co., 4.10%, 3/15/22	100	90

Tosco Corp., 8.13%, 2/15/30	245	341
		11,754

Financial Services – 1.4%

Ameriprise Financial, Inc., 7.30%, 6/28/19	75	89
5.30%, 3/15/20	95	107
4.00%, 10/15/23	250	261
3.70%, 10/15/24	500	509

Bank of New York Mellon (The) Corp., 5.50%, 12/1/17	100	109
1.30%, 1/25/18	500	499
1.35%, 3/6/18	150	150
2.20%, 5/15/19	65	66
5.45%, 5/15/19	75	83
2.15%, 2/24/20	355	355
3.55%, 9/23/21	1,455	1,529

Bear Stearns (The) Cos. LLC, 5.55%, 1/22/17	50	52
6.40%, 10/2/17	150	164
7.25%, 2/1/18	535	599

BlackRock, Inc., 5.00%, 12/10/19	130	146
4.25%, 5/24/21	150	166
3.38%, 6/1/22	250	258
3.50%, 3/18/24	250	257

Charles Schwab (The) Corp., 1.50%, 3/10/18	300	300
2.20%, 7/25/18	35	35
4.45%, 7/22/20	250	276
3.00%, 3/10/25	335	330

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Financial Services – 1.4% – continued

CME Group, Inc., 5.30%, 9/15/43	$125	$141

Goldman Sachs Group (The), Inc., 5.63%, 1/15/17	300	315
6.25%, 9/1/17	1,300	1,413
5.95%, 1/18/18	1,435	1,568
6.15%, 4/1/18	815	898
2.63%, 1/31/19	1,180	1,195
2.55%, 10/23/19	400	403
5.38%, 3/15/20	1,295	1,445
2.60%, 4/23/20	250	251
2.75%, 9/15/20	75	75
5.25%, 7/27/21	540	602
5.75%, 1/24/22	750	861
3.63%, 1/22/23	1,000	1,013
4.00%, 3/3/24	250	257
3.85%, 7/8/24	500	510
3.75%, 5/22/25	1,115	1,117
5.95%, 1/15/27	150	171
6.75%, 10/1/37	1,165	1,390
6.25%, 2/1/41	300	362
4.80%, 7/8/44	100	101

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.88%, 2/1/22	315	317

Jefferies Group LLC, 8.50%, 7/15/19	50	59
5.13%, 1/20/23	315	316

Legg Mason, Inc., 2.70%, 7/15/19	65	65

Mack-Cali Realty L.P., 4.50%, 4/18/22	200	200

Morgan Stanley, 5.45%, 1/9/17	325	341
6.25%, 8/28/17	350	380
5.95%, 12/28/17	175	191
6.63%, 4/1/18	1,435	1,598
2.50%, 1/24/19	750	760
7.30%, 5/13/19	645	753
2.38%, 7/23/19	500	500
5.63%, 9/23/19	475	531
2.65%, 1/27/20	100	100
2.80%, 6/16/20	500	503
5.50%, 7/28/21	565	638

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Financial Services – 1.4% – continued
4.88%, 11/1/22	$450	$479
3.75%, 2/25/23	700	717
4.10%, 5/22/23	800	810
3.88%, 4/29/24	1,410	1,440
3.70%, 10/23/24	500	502
6.25%, 8/9/26	100	120
3.95%, 4/23/27	490	472
6.38%, 7/24/42	300	369
4.30%, 1/27/45	575	546

MUFG Americas Holdings Corp., 2.25%, 2/10/20	170	169
3.50%, 6/18/22	150	154

National Rural Utilities Cooperative Finance Corp., 5.45%, 4/10/17	300	321
2.15%, 2/1/19	165	166
2.30%, 11/15/19	500	504
2.00%, 1/27/20	50	49
3.05%, 2/15/22	35	35
2.85%, 1/27/25	1,000	969
8.00%, 3/1/32	50	70

State Street Corp., 3.10%, 5/15/23	225	222
3.70%, 11/20/23	550	575
3.30%, 12/16/24	120	121

TD Ameritrade Holding Corp., 2.95%, 4/1/22	80	81
		36,571

Food & Beverage – 0.9%

Anheuser-Busch Cos. LLC, 5.50%, 1/15/18	375	408
5.95%, 1/15/33	100	117
5.75%, 4/1/36	100	115
6.45%, 9/1/37	50	61

Anheuser-Busch InBev Finance, Inc., 1.25%, 1/17/18	360	357
2.15%, 2/1/19	500	501
4.00%, 1/17/43	150	132
4.63%, 2/1/44	250	244

Anheuser-Busch InBev Worldwide, Inc., 1.38%, 7/15/17	500	500
5.38%, 1/15/20	450	503
2.50%, 7/15/22	60	57

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Food & Beverage – 0.9% – continued
8.20%, 1/15/39	$750	$1,055
3.75%, 7/15/42	65	56

Archer-Daniels-Midland Co., 5.45%, 3/15/18	141	154
4.48%, 3/1/21	34	38
4.02%, 4/16/43	56	54

Beam Suntory, Inc., 1.88%, 5/15/17	65	65
1.75%, 6/15/18	250	249

Brown-Forman Corp., 1.00%, 1/15/18	65	64
3.75%, 1/15/43	50	46
4.50%, 7/15/45	200	210

Campbell Soup Co., 2.50%, 8/2/22	205	197
3.80%, 8/2/42	40	35

Coca-Cola (The) Co., 1.65%, 3/14/18	125	126
1.15%, 4/1/18	250	250
2.45%, 11/1/20	500	509
3.15%, 11/15/20	760	796
3.30%, 9/1/21	250	262
2.50%, 4/1/23	355	348
3.20%, 11/1/23	100	103

ConAgra Foods, Inc., 7.00%, 4/15/19	500	575
3.25%, 9/15/22	55	54
3.20%, 1/25/23	150	144
7.00%, 10/1/28	200	242
4.65%, 1/25/43	292	266

Dr. Pepper Snapple Group, Inc., 2.60%, 1/15/19	80	81
2.00%, 1/15/20	90	89

General Mills, Inc., 2.20%, 10/21/19	300	303
3.15%, 12/15/21	500	510
3.65%, 2/15/24	75	77
5.40%, 6/15/40	70	78

Hershey (The) Co., 1.50%, 11/1/16	250	252

Ingredion, Inc., 1.80%, 9/25/17	155	155

JM Smucker (The) Co., 3.50%, 3/15/25	500	497

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Food & Beverage – 0.9% – continued
4.38%, 3/15/45	$250	$240

Kellogg Co., 1.88%, 11/17/16	55	55
1.75%, 5/17/17	75	75
3.25%, 5/21/18	130	135
2.75%, 3/1/23	350	342
7.45%, 4/1/31	300	388

Kraft Foods Group, Inc., 3.50%, 6/6/22	1,130	1,153
5.00%, 6/4/42	205	210

Kraft Heinz Foods Co., 2.80%, 7/2/20	620	624
3.95%, 7/15/25	140	143
5.00%, 7/15/35	500	522
5.20%, 7/15/45 (2)	670	710

Mead Johnson Nutrition Co., 4.90%, 11/1/19	250	273
5.90%, 11/1/39	701	789

Molson Coors Brewing Co., 2.00%, 5/1/17	60	60
5.00%, 5/1/42	100	88

Mondelez International, Inc., 2.25%, 2/1/19	250	252
5.38%, 2/10/20	1,200	1,345

PepsiCo, Inc., 1.13%, 7/17/17	350	351
5.00%, 6/1/18	650	711
2.25%, 1/7/19	500	510
4.50%, 1/15/20	300	332
3.00%, 8/25/21	770	797
2.75%, 3/5/22	385	387
2.75%, 4/30/25	500	484
3.50%, 7/17/25	100	103
4.88%, 11/1/40	265	288
4.00%, 3/5/42	50	48
3.60%, 8/13/42	50	45
4.25%, 10/22/44	70	69
4.60%, 7/17/45	130	136

Tyson Foods, Inc., 2.65%, 8/15/19	290	292
4.50%, 6/15/22	300	318
4.88%, 8/15/34	100	102
		23,312

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Forest & Paper Products Manufacturing – 0.0%

Domtar Corp., 6.75%, 2/15/44	$100	$100

Georgia-Pacific LLC, 8.00%, 1/15/24	500	648
7.75%, 11/15/29	500	668
		1,416

Hardware – 0.1%

Corning, Inc., 4.25%, 8/15/20	250	272
5.75%, 8/15/40	170	203

EMC Corp., 1.88%, 6/1/18	575	577
3.38%, 6/1/23	300	297

Hewlett-Packard Co., 4.38%, 9/15/21	540	564
4.65%, 12/9/21	225	239
6.00%, 9/15/41	275	270

NetApp, Inc., 3.25%, 12/15/22	150	145

Pitney Bowes, Inc., 4.63%, 3/15/24	150	151
		2,718

Health Care Facilities & Services – 0.3%

AmerisourceBergen Corp., 1.15%, 5/15/17	175	174
3.25%, 3/1/25	135	131
4.25%, 3/1/45	60	56

Cardinal Health, Inc., 1.90%, 6/15/17	65	65
1.70%, 3/15/18	25	25
4.63%, 12/15/20	250	273
3.20%, 6/15/22	150	151
3.75%, 9/15/25	250	254
4.60%, 3/15/43	35	34
4.50%, 11/15/44	175	170

Catholic Health Initiatives, 1.60%, 11/1/17	85	85

Express Scripts Holding Co., 2.65%, 2/15/17	725	737
7.25%, 6/15/19	440	513
4.75%, 11/15/21	500	540
6.13%, 11/15/41	100	115

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Health Care Facilities & Services – 0.3% – continued

Laboratory Corp. of America Holdings, 2.50%, 11/1/18	$385	$389
2.63%, 2/1/20	1,175	1,179
4.70%, 2/1/45	300	274

McKesson Corp., 5.70%, 3/1/17	275	292
1.40%, 3/15/18	80	79
2.70%, 12/15/22	120	116
3.80%, 3/15/24	160	164
6.00%, 3/1/41	250	295
4.88%, 3/15/44	355	361

Medco Health Solutions, Inc., 7.13%, 3/15/18	300	337

Memorial Sloan-Kettering Cancer Center, 4.13%, 7/1/52	100	92

Quest Diagnostics, Inc., 4.75%, 1/30/20	340	369
2.50%, 3/30/20	130	130
5.75%, 1/30/40	108	115
		7,515

Home & Office Products Manufacturing – 0.0%

Newell Rubbermaid, Inc., 2.88%, 12/1/19	125	126

Home Improvement – 0.0%

Stanley Black & Decker, Inc., 3.40%, 12/1/21	265	276
2.90%, 11/1/22	65	64

Whirlpool Corp., 1.65%, 11/1/17	100	100
4.85%, 6/15/21	100	110
4.70%, 6/1/22	100	108
3.70%, 3/1/23	100	100
		758

Industrial Other – 0.0%

Fluor Corp., 3.50%, 12/15/24	450	457

Integrated Oils – 0.2%

Chevron Corp., 1.72%, 6/24/18	660	665
4.95%, 3/3/19	300	332
2.19%, 11/15/19	300	303
2.43%, 6/24/20	500	507
3.19%, 6/24/23	625	633

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Integrated Oils – 0.2% – continued

ConocoPhillips Co., 1.05%, 12/15/17	$6	$6
2.40%, 12/15/22	1,835	1,729

Exxon Mobil Corp., 1.91%, 3/6/20	1,070	1,077
2.71%, 3/6/25	500	490
3.57%, 3/6/45	590	557
		6,299

Internet Media – 0.0%

Google, Inc., 3.63%, 5/19/21	250	268

Leisure Products Manufacturing – 0.0%

Hasbro, Inc., 3.15%, 5/15/21	35	36
6.35%, 3/15/40	250	283

Mattel, Inc., 2.50%, 11/1/16	85	86
1.70%, 3/15/18	35	35
2.35%, 5/6/19	150	150
6.20%, 10/1/40	50	55
		645

Life Insurance – 0.3%

Aflac, Inc., 6.90%, 12/17/39	80	104
6.45%, 8/15/40	55	68

Lincoln National Corp., 4.00%, 9/1/23	275	285
6.15%, 4/7/36	150	177
6.30%, 10/9/37	100	121

MetLife, Inc., 4.75%, 2/8/21	165	183
3.05%, 12/15/22	800	800
4.37%, 9/15/23	150	161
6.38%, 6/15/34	150	186
5.70%, 6/15/35	700	816
6.40%, 12/15/36	150	164
4.05%, 3/1/45	500	467

Primerica, Inc., 4.75%, 7/15/22	100	109

Principal Financial Group, Inc., 1.85%, 11/15/17	65	65
6.05%, 10/15/36	60	70
4.63%, 9/15/42	40	39

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Life Insurance – 0.3% – continued

Protective Life Corp., 7.38%, 10/15/19	$300	$354
8.45%, 10/15/39	425	564

Prudential Financial, Inc., 2.30%, 8/15/18	140	142
2.35%, 8/15/19	200	201
5.38%, 6/21/20	175	197
4.50%, 11/15/20	270	296
3.50%, 5/15/24	85	86
5.75%, 7/15/33	50	57
5.70%, 12/14/36	200	227
6.63%, 12/1/37	200	250
8.88%, 6/15/38	450	517
5.63%, 6/15/43	200	206
5.20%, 3/15/44	65	64

Reinsurance Group of America, Inc., 5.00%, 6/1/21	550	604

Torchmark Corp., 3.80%, 9/15/22	420	426

Voya Financial, Inc., 2.90%, 2/15/18	50	51
		8,057

Machinery Manufacturing – 0.5%

Caterpillar Financial Services Corp., 1.75%, 3/24/17	100	101
5.85%, 9/1/17	592	643
1.30%, 3/1/18	40	40
5.45%, 4/15/18	300	329
3.75%, 11/24/23	1,000	1,027

Caterpillar, Inc., 3.90%, 5/27/21	500	539
2.60%, 6/26/22	150	147
5.20%, 5/27/41	450	496
3.80%, 8/15/42	102	93
4.30%, 5/15/44	650	631

Deere & Co., 2.60%, 6/8/22	125	123
5.38%, 10/16/29	250	298
8.10%, 5/15/30	100	144

Dover Corp., 4.30%, 3/1/21	310	339

Eaton Corp., 1.50%, 11/2/17	215	215
2.75%, 11/2/22	1,000	973

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Machinery Manufacturing – 0.5% – continued

IDEX Corp., 4.20%, 12/15/21	$200	$211

Illinois Tool Works, Inc., 1.95%, 3/1/19	130	131
3.38%, 9/15/21	250	261
3.50%, 3/1/24	250	256
3.90%, 9/1/42	700	673

Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 6/15/23	1,500	1,554

John Deere Capital Corp., 2.00%, 1/13/17	115	117
1.40%, 3/15/17	250	252
1.20%, 10/10/17	250	250
1.30%, 3/12/18	250	249
1.60%, 7/13/18	215	215
5.75%, 9/10/18	200	223
1.70%, 1/15/20	150	148
2.05%, 3/10/20	1,250	1,248
2.45%, 9/11/20	100	101
3.15%, 10/15/21	250	257
2.80%, 1/27/23	150	148

Kennametal, Inc., 2.65%, 11/1/19	100	100

Parker-Hannifin Corp., 3.30%, 11/21/24	215	219
4.20%, 11/21/34	200	204
4.45%, 11/21/44	500	519
		13,474

Managed Care – 0.3%

Aetna, Inc., 1.75%, 5/15/17	50	50
1.50%, 11/15/17	100	100
4.13%, 6/1/21	250	265
2.75%, 11/15/22	400	386
6.63%, 6/15/36	40	50
6.75%, 12/15/37	150	187
4.50%, 5/15/42	100	98

Anthem, Inc., 2.38%, 2/15/17	200	202
5.88%, 6/15/17	350	375
1.88%, 1/15/18	205	205
2.30%, 7/15/18	165	166
3.30%, 1/15/23	430	426

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Managed Care – 0.3% – continued
3.50%, 8/15/24	$320	$317
5.95%, 12/15/34	50	55
4.63%, 5/15/42	525	517

Cigna Corp., 3.25%, 4/15/25	330	319
6.15%, 11/15/36	45	51
5.38%, 2/15/42	310	336

Humana, Inc., 2.63%, 10/1/19	100	101
3.15%, 12/1/22	85	84
8.15%, 6/15/38	280	399

UnitedHealth Group, Inc., 1.88%, 11/15/16	125	126
1.40%, 10/15/17	85	85
1.63%, 3/15/19	210	209
4.70%, 2/15/21	300	334
2.88%, 3/15/22	1,300	1,312
3.75%, 7/15/25	430	444
5.80%, 3/15/36	250	299
6.63%, 11/15/37	430	553
6.88%, 2/15/38	225	300
4.75%, 7/15/45	155	164
		8,515

Mass Merchants – 0.4%

Costco Wholesale Corp., 5.50%, 3/15/17	250	267
1.13%, 12/15/17	400	400

Target Corp., 5.38%, 5/1/17	575	615
2.30%, 6/26/19	1,000	1,021
3.88%, 7/15/20	195	212
2.90%, 1/15/22	515	525
6.50%, 10/15/37	125	164
7.00%, 1/15/38	325	447

Wal-Mart Stores, Inc., 1.13%, 4/11/18	350	350
3.63%, 7/8/20	200	216
4.25%, 4/15/21	600	664
3.30%, 4/22/24	625	646
5.88%, 4/5/27	250	309
5.25%, 9/1/35	175	202
6.50%, 8/15/37	750	985
6.20%, 4/15/38	275	353
5.63%, 4/1/40	155	187

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Mass Merchants – 0.4% – continued
4.88%, 7/8/40	$90	$100
5.00%, 10/25/40	350	392
5.63%, 4/15/41	775	937
4.00%, 4/11/43	170	165
4.75%, 10/2/43	100	108
4.30%, 4/22/44	250	256
		9,521

Medical Equipment & Devices Manufacturing – 0.5%

Abbott Laboratories, 2.95%, 3/15/25	1,000	980

Agilent Technologies, Inc., 3.20%, 10/1/22	225	224
3.88%, 7/15/23	250	253

Baxter International, Inc., 1.85%, 1/15/17	100	101
5.38%, 6/1/18	225	244

Becton Dickinson and Co., 1.75%, 11/8/16	250	251
6.38%, 8/1/19	125	143
2.68%, 12/15/19	429	434
3.25%, 11/12/20	430	440
3.13%, 11/8/21	150	151
3.30%, 3/1/23	130	129
6.00%, 5/15/39	290	334
4.69%, 12/15/44	55	55

Boston Scientific Corp., 2.65%, 10/1/18	80	81
2.85%, 5/15/20	130	130
3.85%, 5/15/25	250	246
7.38%, 1/15/40	100	126

CR Bard, Inc., 1.38%, 1/15/18	160	159

Danaher Corp., 5.63%, 1/15/18	200	218
3.90%, 6/23/21	250	269

Life Technologies Corp., 6.00%, 3/1/20	500	571

Medtronic, Inc., 1.50%, 3/15/18	280	279
2.50%, 3/15/20	1,000	1,013
4.13%, 3/15/21	500	543
3.13%, 3/15/22	150	153
2.75%, 4/1/23	80	79

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Medical Equipment & Devices Manufacturing – 0.5% – continued
3.50%, 3/15/25	$750	$765
4.38%, 3/15/35	1,275	1,289
6.50%, 3/15/39	100	127
5.55%, 3/15/40	200	227
4.50%, 3/15/42	100	101
4.63%, 3/15/44	100	103
4.63%, 3/15/45	500	515

St. Jude Medical, Inc., 3.25%, 4/15/23	140	138
4.75%, 4/15/43	150	149

Stryker Corp., 4.10%, 4/1/43	50	47
4.38%, 5/15/44	200	198

Thermo Fisher Scientific, Inc., 1.85%, 1/15/18	115	115
3.60%, 8/15/21	250	257
3.30%, 2/15/22	320	321
4.15%, 2/1/24	100	104

Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	120	120
3.38%, 11/30/21	250	253
3.15%, 4/1/22	500	495
3.55%, 4/1/25	120	117
5.75%, 11/30/39	100	110
4.45%, 8/15/45	225	208
		13,365

Metals & Mining – 0.2%

Barrick North America Finance LLC, 6.80%, 9/15/18	175	192
4.40%, 5/30/21	500	486
7.50%, 9/15/38	100	99

Freeport-McMoRan, Inc., 2.38%, 3/15/18	245	214
4.00%, 11/14/21	500	390
3.55%, 3/1/22	250	188
5.45%, 3/15/43	645	448

Newmont Mining Corp., 3.50%, 3/15/22	585	525
5.88%, 4/1/35	100	86
4.88%, 3/15/42	150	116

Nucor Corp., 5.85%, 6/1/18	200	218
4.00%, 8/1/23	250	255
6.40%, 12/1/37	150	175

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Metals & Mining – 0.2% – continued
5.20%, 8/1/43	$125	$128

Southern Copper Corp., 3.88%, 4/23/25	100	90
7.50%, 7/27/35	300	291
6.75%, 4/16/40	90	80
5.88%, 4/23/45	500	406
		4,387

Oil & Gas Services & Equipment – 0.2%

Baker Hughes, Inc., 3.20%, 8/15/21	100	100
5.13%, 9/15/40	210	216

Cameron International Corp., 4.50%, 6/1/21	125	134
5.13%, 12/15/43	60	61

Diamond Offshore Drilling, Inc., 5.88%, 5/1/19	1,000	1,040

Halliburton Co., 5.90%, 9/15/18	350	390
3.25%, 11/15/21	595	604
7.45%, 9/15/39	840	1,123

Nabors Industries, Inc., 4.63%, 9/15/21	545	495
5.10%, 9/15/23	130	115

Rowan Cos., Inc., 5.00%, 9/1/17	200	196
5.40%, 12/1/42	75	44
5.85%, 1/15/44	135	84

Weatherford International LLC, 6.35%, 6/15/17	100	102
		4,704

Pharmaceuticals – 0.7%

AbbVie, Inc., 1.75%, 11/6/17	265	266
2.50%, 5/14/20	440	438
2.90%, 11/6/22	1,000	974
3.60%, 5/14/25	225	222
4.40%, 11/6/42	415	379
4.70%, 5/14/45	590	572

Actavis, Inc., 1.88%, 10/1/17	20	20
3.25%, 10/1/22	1,500	1,463

Allergan, Inc., 1.35%, 3/15/18	100	98

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Pharmaceuticals – 0.7% – continued

Baxalta, Inc., 2.88%, 6/23/20	$370	$370
5.25%, 6/23/45 (2)	625	631

Bristol-Myers Squibb Co., 1.75%, 3/1/19	500	502
2.00%, 8/1/22	600	576

Eli Lilly & Co., 5.20%, 3/15/17	525	558
1.25%, 3/1/18	165	165
1.95%, 3/15/19	35	35

GlaxoSmithKline Capital, Inc., 5.65%, 5/15/18	800	887
5.38%, 4/15/34	150	170
6.38%, 5/15/38	530	673
4.20%, 3/18/43	20	20

Johnson & Johnson, 5.55%, 8/15/17	350	380
1.88%, 12/5/19	600	610
3.55%, 5/15/21	250	272
6.95%, 9/1/29	100	145
4.38%, 12/5/33	250	273
5.95%, 8/15/37	100	129
4.85%, 5/15/41	400	461

Merck & Co., Inc., 2.35%, 2/10/22	1,000	986
2.80%, 5/18/23	300	298
2.75%, 2/10/25	500	487
3.60%, 9/15/42	25	23
4.15%, 5/18/43	60	59

Merck Sharp & Dohme Corp., 5.00%, 6/30/19	725	808
5.85%, 6/30/39	575	710

Mylan, Inc., 1.35%, 11/29/16	55	55
5.40%, 11/29/43	85	84

Novartis Capital Corp., 4.40%, 4/24/20	185	205
2.40%, 9/21/22	40	39
3.40%, 5/6/24	250	259
4.40%, 5/6/44	250	268

Pfizer, Inc., 6.20%, 3/15/19	1,000	1,142
3.40%, 5/15/24	150	153
7.20%, 3/15/39	700	962

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Pharmaceuticals – 0.7% – continued

Pharmacia Corp., 6.60%, 12/1/28	$125	$161

Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/1/36	45	51

Wyeth LLC, 5.95%, 4/1/37	725	871

Zoetis, Inc., 1.88%, 2/1/18	40	40
3.25%, 2/1/23	500	480
4.70%, 2/1/43	40	36
		19,466

Pipeline – 0.7%

Buckeye Partners L.P., 6.05%, 1/15/18	85	90
5.60%, 10/15/44	500	445

El Paso Natural Gas Co. LLC, 8.38%, 6/15/32	731	826

Enable Midstream Partners L.P., 2.40%, 5/15/19	250	237
3.90%, 5/15/24	200	176

Enbridge Energy Partners L.P., 5.20%, 3/15/20	90	96
4.20%, 9/15/21	255	258
7.50%, 4/15/38	50	56

Energy Transfer Partners L.P., 5.20%, 2/1/22	750	753
4.90%, 3/15/35	140	113
6.63%, 10/15/36	870	828
7.50%, 7/1/38	200	210

Enterprise Products Operating LLC, 6.30%, 9/15/17	335	364
2.55%, 10/15/19	100	100
3.35%, 3/15/23	230	222
3.90%, 2/15/24	1,325	1,301
3.70%, 2/15/26	250	236
6.88%, 3/1/33	50	58
7.55%, 4/15/38	485	582
5.95%, 2/1/41	40	41
4.45%, 2/15/43	40	34

Kinder Morgan Energy Partners L.P., 5.95%, 2/15/18	495	530
6.85%, 2/15/20	70	79
6.50%, 4/1/20	255	282

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Pipeline – 0.7% – continued
5.00%, 10/1/21	$585	$599
4.15%, 3/1/22	175	167
3.50%, 9/1/23	715	633
7.40%, 3/15/31	400	417
7.30%, 8/15/33	100	103
6.95%, 1/15/38	495	490
6.55%, 9/15/40	85	80
6.38%, 3/1/41	145	134
5.63%, 9/1/41	80	66
5.00%, 8/15/42	450	356
5.40%, 9/1/44	250	206

Kinder Morgan, Inc., 7.75%, 1/15/32	55	58

Magellan Midstream Partners L.P., 4.25%, 2/1/21	200	208
5.15%, 10/15/43	20	19
4.20%, 3/15/45	30	25

ONEOK Partners L.P., 6.15%, 10/1/16	200	206
2.00%, 10/1/17	75	74
3.20%, 9/15/18	85	86
6.20%, 9/15/43	100	91

Panhandle Eastern Pipe Line Co. L.P., 6.20%, 11/1/17	100	108

Plains All American Pipeline L.P./PAA Finance Corp., 6.13%, 1/15/17	200	210
6.50%, 5/1/18	300	330
5.00%, 2/1/21	790	842
3.85%, 10/15/23	250	242
5.15%, 6/1/42	150	139
4.30%, 1/31/43	100	84

Regency Energy Partners L.P./Regency Energy Finance Corp., 5.88%, 3/1/22	315	323
5.00%, 10/1/22	600	586

Southern Union Co., 8.25%, 11/15/29	25	33

Spectra Energy Capital LLC, 6.20%, 4/15/18	350	379
3.30%, 3/15/23	200	180
7.50%, 9/15/38	50	55

Spectra Energy Partners L.P., 2.95%, 9/25/18	55	56

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Pipeline – 0.7% – continued
5.95%, 9/25/43	$100	$103
4.50%, 3/15/45	215	182

Sunoco Logistics Partners Operations L.P., 4.65%, 2/15/22	165	161
4.25%, 4/1/24	200	182
5.30%, 4/1/44	100	81

Williams (The) Cos., Inc., 7.50%, 1/15/31	200	173
8.75%, 3/15/32	192	183

Williams Partners L.P., 4.00%, 11/15/21	310	298
3.60%, 3/15/22	50	46
6.30%, 4/15/40	130	117
5.80%, 11/15/43	200	168

Williams Partners L.P./ACMP Finance Corp., 4.88%, 5/15/23	300	277
4.88%, 3/15/24	650	582

Williams Partners L.P./Williams Partners Finance Corp., 7.25%, 2/1/17	55	58
		18,113

Power Generation – 0.2%

Consumers Energy Co., 6.13%, 3/15/19	200	227
2.85%, 5/15/22	545	545

Delmarva Power & Light Co., 4.00%, 6/1/42	200	194

DTE Electric Co., 5.60%, 6/15/18	125	138
2.65%, 6/15/22	160	157
6.63%, 6/1/36	200	267
5.70%, 10/1/37	50	61
3.95%, 6/15/42	100	98

Exelon Generation Co. LLC, 5.20%, 10/1/19	225	246
4.25%, 6/15/22	250	256

Mississippi Power Co., 4.25%, 3/15/42	355	308

Northern States Power Co., 5.25%, 3/1/18	125	136
6.25%, 6/1/36	100	129
5.35%, 11/1/39	1,065	1,249

Pennsylvania Electric Co., 6.05%, 9/1/17	300	325

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Power Generation – 0.2% – continued

System Energy Resources, Inc., 4.10%, 4/1/23	$160	$165

Wisconsin Public Service Corp., 4.75%, 11/1/44	100	110
		4,611

Property & Casualty Insurance – 0.3%

ACE INA Holdings, Inc., 5.90%, 6/15/19	355	404
2.70%, 3/13/23	300	291
6.70%, 5/15/36	50	64
4.15%, 3/13/43	100	96

Alleghany Corp., 4.95%, 6/27/22	55	59

Allstate (The) Corp., 5.55%, 5/9/35	50	58
6.13%, 5/15/37	100	101
5.20%, 1/15/42	225	229
6.50%, 5/15/57	225	251

American International Group, Inc., 4.13%, 2/15/24	910	956
6.25%, 5/1/36	200	242
4.50%, 7/16/44	65	64
4.38%, 1/15/55	85	77

Aon Corp., 5.00%, 9/30/20	200	222

Assurant, Inc., 2.50%, 3/15/18	50	51

Berkshire Hathaway Finance Corp., 1.30%, 5/15/18	65	65
5.40%, 5/15/18	300	331
5.75%, 1/15/40	255	298
4.40%, 5/15/42	100	99
4.30%, 5/15/43	125	120

Berkshire Hathaway, Inc., 1.90%, 1/31/17	125	127
2.10%, 8/14/19	250	254
4.50%, 2/11/43	300	299

Chubb (The) Corp., 5.75%, 5/15/18	325	361
6.00%, 5/11/37	50	61
6.50%, 5/15/38	85	111

CNA Financial Corp., 7.35%, 11/15/19	250	296

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Property & Casualty Insurance – 0.3% – continued

Hartford Financial Services Group (The), Inc., 5.50%, 3/30/20	$250	$281
5.13%, 4/15/22	145	161
5.95%, 10/15/36	285	331

Infinity Property & Casualty Corp., 5.00%, 9/19/22	115	121

Loews Corp., 2.63%, 5/15/23	250	240
4.13%, 5/15/43	75	69

Marsh & McLennan Cos., Inc., 2.35%, 3/6/20	450	453
3.50%, 3/10/25	125	125

Progressive (The) Corp., 3.75%, 8/23/21	330	353

Transatlantic Holdings, Inc., 8.00%, 11/30/39	70	94

Travelers (The) Cos., Inc., 5.80%, 5/15/18	375	415
6.25%, 6/15/37	375	471
5.35%, 11/1/40	25	29
4.60%, 8/1/43	75	78
		8,808

Publishing & Broadcasting – 0.2%

21st Century Fox America, Inc., 6.90%, 3/1/19	30	35
3.00%, 9/15/22	460	453
3.70%, 9/15/24	515	515
6.40%, 12/15/35	55	64
6.15%, 3/1/37	70	79
6.65%, 11/15/37	550	656
7.85%, 3/1/39	100	135
6.90%, 8/15/39	310	379

Discovery Communications LLC, 5.63%, 8/15/19	250	279
4.38%, 6/15/21	1,910	1,990
3.25%, 4/1/23	60	57
6.35%, 6/1/40	125	131
4.95%, 5/15/42	85	76

Historic TW, Inc., 6.88%, 6/15/18	250	283

NBCUniversal Media LLC, 2.88%, 1/15/23	1,340	1,327

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Publishing & Broadcasting – 0.2% – continued
6.40%, 4/30/40	$115	$144
4.45%, 1/15/43	10	10
		6,613

Railroad – 0.3%

Burlington Northern Santa Fe LLC, 5.75%, 3/15/18	100	110
4.10%, 6/1/21	20	21
3.05%, 9/1/22	440	439
3.00%, 3/15/23	91	90
3.75%, 4/1/24	355	366
3.40%, 9/1/24	100	100
6.20%, 8/15/36	455	545
4.95%, 9/15/41	250	260
4.40%, 3/15/42	280	271

CSX Corp., 4.25%, 6/1/21	100	108
3.70%, 11/1/23	50	52
3.40%, 8/1/24	500	506
6.00%, 10/1/36	100	117
6.15%, 5/1/37	190	225
6.22%, 4/30/40	350	422
5.50%, 4/15/41	50	55
4.10%, 3/15/44	15	14

Norfolk Southern Corp., 5.90%, 6/15/19	320	364
3.25%, 12/1/21	250	255
2.90%, 2/15/23	450	439
7.25%, 2/15/31	500	646
7.05%, 5/1/37	90	119
3.95%, 10/1/42	20	18

Union Pacific Corp., 4.16%, 7/15/22	437	470
2.95%, 1/15/23	35	35
2.75%, 4/15/23	65	64
3.65%, 2/15/24	524	547
4.75%, 9/15/41	100	107
4.30%, 6/15/42	200	202
		6,967

Real Estate – 0.4%

Alexandria Real Estate Equities, Inc., 4.60%, 4/1/22	100	105

American Campus Communities Operating Partnership L.P., 4.13%, 7/1/24	100	101

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Real Estate – 0.4% – continued

American Tower Corp., 3.40%, 2/15/19	$130	$134
4.70%, 3/15/22	375	394
5.00%, 2/15/24	250	263

AvalonBay Communities, Inc., 6.10%, 3/15/20	150	173
3.63%, 10/1/20	75	78
2.95%, 9/15/22	50	49

Boston Properties L.P., 5.88%, 10/15/19	500	567
3.85%, 2/1/23	150	154
3.13%, 9/1/23	135	131

Brandywine Operating Partnership L.P., 5.70%, 5/1/17	150	158

Camden Property Trust, 2.95%, 12/15/22	150	146

Corporate Office Properties L.P., 3.60%, 5/15/23	90	84
5.25%, 2/15/24	100	103

DDR Corp., 3.50%, 1/15/21	150	153
4.63%, 7/15/22	100	105

Digital Realty Trust L.P., 3.63%, 10/1/22	250	242

Duke Realty L.P., 5.95%, 2/15/17	46	49
4.38%, 6/15/22	100	105

EPR Properties, 7.75%, 7/15/20	50	59
5.75%, 8/15/22	100	106

Equity Commonwealth, 6.25%, 6/15/17	75	78

Equity One, Inc., 3.75%, 11/15/22	100	98

ERP Operating L.P., 4.75%, 7/15/20	335	367
4.63%, 12/15/21	185	202
4.50%, 6/1/45	55	56

Essex Portfolio L.P., 3.25%, 5/1/23	50	49
3.88%, 5/1/24	200	201

Federal Realty Investment Trust, 3.00%, 8/1/22	25	25

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Real Estate – 0.4% – continued

HCP, Inc., 6.00%, 1/30/17	$150	$158
2.63%, 2/1/20	155	154
5.38%, 2/1/21	745	825
3.15%, 8/1/22	100	97
3.88%, 8/15/24	100	98

Healthcare Realty Trust, Inc., 5.75%, 1/15/21	200	224

Highwoods Realty L.P., 3.63%, 1/15/23	100	100

Hospitality Properties Trust, 5.63%, 3/15/17	500	524
6.70%, 1/15/18	75	80
5.00%, 8/15/22	300	318

Host Hotels & Resorts L.P., 4.00%, 6/15/25	215	212

Kilroy Realty L.P., 3.80%, 1/15/23	200	199

Kimco Realty Corp., 3.20%, 5/1/21	240	243

Lexington Realty Trust, 4.40%, 6/15/24	200	204

Liberty Property L.P., 6.63%, 10/1/17	50	55
4.13%, 6/15/22	250	256
4.40%, 2/15/24	80	83

Mid-America Apartments L.P., 3.75%, 6/15/24	100	98

National Retail Properties, Inc., 3.80%, 10/15/22	100	101
3.30%, 4/15/23	100	97

Piedmont Operating Partnership L.P., 4.45%, 3/15/24	100	102

Prologis L.P., 4.50%, 8/15/17	85	89
6.88%, 3/15/20	37	43

Realty Income Corp., 2.00%, 1/31/18	250	252
3.25%, 10/15/22	265	259
4.65%, 8/1/23	185	195

Regency Centers L.P., 5.88%, 6/15/17	25	27

Senior Housing Properties Trust, 3.25%, 5/1/19	75	75

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Real Estate – 0.4% – continued
4.75%, 5/1/24	$125	$125

Simon Property Group L.P., 2.15%, 9/15/17	225	228
2.75%, 2/1/23	100	97

UDR, Inc., 4.63%, 1/10/22	165	177

Ventas Realty L.P.,
5.70%, 9/30/43	100	111

Ventas Realty L.P./Ventas Capital Corp., 4.25%, 3/1/22	395	412
3.25%, 8/15/22	320	313

Vornado Realty L.P., 5.00%, 1/15/22	160	173

Washington Real Estate Investment Trust, 4.95%, 10/1/20	215	232

Welltower, Inc., 2.25%, 3/15/18	25	25
4.13%, 4/1/19	75	79
5.13%, 3/15/43	150	154

Weyerhaeuser Co., 4.63%, 9/15/23	185	198
		12,027

Refining & Marketing – 0.1%

Marathon Petroleum Corp., 5.13%, 3/1/21	75	82
3.63%, 9/15/24	250	242
6.50%, 3/1/41	256	272

Phillips 66, 2.95%, 5/1/17	150	153
4.65%, 11/15/34	275	268
4.88%, 11/15/44	200	191

Valero Energy Corp., 9.38%, 3/15/19	100	122
7.50%, 4/15/32	765	906
10.50%, 3/15/39	325	466
		2,702

Restaurants – 0.2%

Darden Restaurants, Inc., 3.35%, 11/1/22	24	23

McDonald’s Corp., 5.80%, 10/15/17	750	816
5.35%, 3/1/18	100	109
2.20%, 5/26/20	1,890	1,892

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Restaurants – 0.2% – continued
3.63%, 5/20/21	$100	$106
6.30%, 10/15/37	505	610
3.70%, 2/15/42	100	87

Starbucks Corp., 3.85%, 10/1/23	200	212
4.30%, 6/15/45	200	205

Yum! Brands, Inc., 5.30%, 9/15/19	500	552
3.75%, 11/1/21	35	36
6.88%, 11/15/37	142	166
		4,814

Retail – Consumer Discretionary – 0.4%

Amazon.com, Inc., 2.60%, 12/5/19	530	543
2.50%, 11/29/22	150	145
3.80%, 12/5/24	500	512
4.80%, 12/5/34	50	51

AutoZone, Inc., 7.13%, 8/1/18	1,000	1,134
4.00%, 11/15/20	250	266
2.50%, 4/15/21	95	94
3.70%, 4/15/22	55	57
3.13%, 7/15/23	135	133

eBay, Inc., 2.20%, 8/1/19	100	99
2.60%, 7/15/22	500	462
4.00%, 7/15/42	235	183

Home Depot (The), Inc., 2.25%, 9/10/18	65	67
4.40%, 4/1/21	250	276
2.63%, 6/1/22	475	475
2.70%, 4/1/23	125	124
5.88%, 12/16/36	350	430
5.95%, 4/1/41	405	510
4.88%, 2/15/44	405	449

Lowe’s Cos., Inc., 1.63%, 4/15/17	50	51
4.63%, 4/15/20	100	110
3.12%, 4/15/22	500	510
3.88%, 9/15/23	400	423
3.13%, 9/15/24	150	150
5.80%, 10/15/36	100	120
5.80%, 4/15/40	350	416

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Retail – Consumer Discretionary – 0.4% – continued
5.13%, 11/15/41	$50	$56
4.65%, 4/15/42	50	52

QVC, Inc., 4.45%, 2/15/25	415	400
5.45%, 8/15/34	450	402

Staples, Inc., 2.75%, 1/12/18	125	126

TJX (The) Cos., Inc., 2.75%, 6/15/21	150	153
2.50%, 5/15/23	705	683
		9,662

Retail – Consumer Staples – 0.0%

Bunge Ltd. Finance Corp., 3.20%, 6/15/17	250	255
8.50%, 6/15/19	60	72

Sysco Corp., 2.60%, 10/1/20	80	80
2.60%, 6/12/22	95	92
6.63%, 3/17/39	200	265
		764

Semiconductors – 0.2%

Altera Corp., 1.75%, 5/15/17	35	35
2.50%, 11/15/18	20	20
4.10%, 11/15/23	210	220

Applied Materials, Inc., 5.85%, 6/15/41	100	111

Broadcom Corp., 2.50%, 8/15/22	365	357

Intel Corp., 1.35%, 12/15/17	280	280
2.45%, 7/29/20	555	562
2.70%, 12/15/22	920	904
3.70%, 7/29/25	500	513
4.00%, 12/15/32	150	146
4.80%, 10/1/41	250	259
4.90%, 7/29/45	500	518

Maxim Integrated Products, Inc., 3.38%, 3/15/23	50	50

QUALCOMM, Inc., 4.65%, 5/20/35	760	694

Texas Instruments, Inc., 0.88%, 3/12/17	250	250

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Semiconductors – 0.2% – continued
1.00%, 5/1/18	$300	$297
		5,216

Software & Services – 0.7%

Autodesk, Inc., 1.95%, 12/15/17	75	75
3.60%, 12/15/22	500	500

CA, Inc., 2.88%, 8/15/18	80	81
4.50%, 8/15/23	250	258

Computer Sciences Corp., 4.45%, 9/15/22	200	206

Equifax, Inc., 3.30%, 12/15/22	365	367

Hewlett Packard Enterprise Co., 3.60%, 10/15/20	250	250
10/15/25(2)(6)	750	748

International Business Machines Corp., 1.25%, 2/6/17	250	252
7.63%, 10/15/18	1,045	1,227
8.38%, 11/1/19	465	583
2.90%, 11/1/21	235	242
3.38%, 8/1/23	800	815
7.00%, 10/30/25	385	494
6.50%, 1/15/28	100	125
5.60%, 11/30/39	275	310

Intuit, Inc., 5.75%, 3/15/17	100	106

McGraw Hill Financial, Inc., 5.90%, 11/15/17	75	81

Microsoft Corp., 0.88%, 11/15/17	125	125
1.00%, 5/1/18	100	100
4.20%, 6/1/19	250	273
2.38%, 2/12/22	490	489
2.70%, 2/12/25	1,310	1,284
3.50%, 2/12/35	175	163
5.20%, 6/1/39	365	418
4.50%, 10/1/40	700	732
5.30%, 2/8/41	190	221
3.50%, 11/15/42	150	134
4.00%, 2/12/55	350	317

Moody’s Corp., 4.88%, 2/15/24	250	264

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Software & Services – 0.7% – continued

Oracle Corp., 5.75%, 4/15/18	$150	$166
5.00%, 7/8/19	295	328
2.25%, 10/8/19	335	339
2.50%, 10/15/22	535	523
3.40%, 7/8/24	2,075	2,105
2.95%, 5/15/25	1,000	975
6.50%, 4/15/38	550	697
6.13%, 7/8/39	100	121
5.38%, 7/15/40	60	67
4.13%, 5/15/45	75	71

Symantec Corp., 2.75%, 6/15/17	410	412
4.20%, 9/15/20	140	145

Xerox Corp., 6.75%, 2/1/17	500	532
6.35%, 5/15/18	410	453
5.63%, 12/15/19	120	133
2.80%, 5/15/20	290	287
3.80%, 5/15/24	130	125
6.75%, 12/15/39	60	67
		18,786

Supermarkets & Pharmacies – 0.3%

CVS Health Corp., 5.75%, 6/1/17	211	227
1.90%, 7/20/18	215	216
2.25%, 8/12/19	95	96
4.75%, 5/18/20	250	273
4.13%, 5/15/21	100	107
2.75%, 12/1/22	350	344
3.88%, 7/20/25	2,415	2,489
4.88%, 7/20/35	500	525
6.13%, 9/15/39	500	606
5.13%, 7/20/45	330	355

Kroger (The) Co., 2.20%, 1/15/17	190	192
6.15%, 1/15/20	25	29
2.95%, 11/1/21	660	661
3.40%, 4/15/22	400	408
7.50%, 4/1/31	200	258
6.90%, 4/15/38	100	126

Walgreen Co., 5.25%, 1/15/19	131	144

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Supermarkets & Pharmacies – 0.3% – continued

Walgreens Boots Alliance, Inc., 1.75%, 11/17/17	$35	$35
2.70%, 11/18/19	100	101
4.50%, 11/18/34	50	47
		7,239

Tobacco – 0.3%

Altria Group, Inc., 9.25%, 8/6/19	56	70
4.75%, 5/5/21	725	790
2.85%, 8/9/22	100	98
2.95%, 5/2/23	100	97
9.95%, 11/10/38	49	78
10.20%, 2/6/39	33	53
4.25%, 8/9/42	135	125
4.50%, 5/2/43	250	239
5.38%, 1/31/44	370	402

Philip Morris International, Inc., 1.63%, 3/20/17	500	505
5.65%, 5/16/18	625	690
4.50%, 3/26/20	250	274
4.13%, 5/17/21	250	269
2.90%, 11/15/21	300	301
2.63%, 3/6/23	100	97
3.38%, 8/11/25	500	502
6.38%, 5/16/38	280	349
3.88%, 8/21/42	150	139
4.13%, 3/4/43	100	95
4.88%, 11/15/43	100	106
4.25%, 11/10/44	350	338

Reynolds American, Inc., 3.25%, 6/12/20	1,600	1,646
3.25%, 11/1/22	175	174
7.25%, 6/15/37	500	618
4.75%, 11/1/42	205	197
6.15%, 9/15/43	65	74
5.85%, 8/15/45	310	345

RJ Reynolds Tobacco Co., 2.30%, 8/21/17	100	101
		8,772

Transportation & Logistics – 0.2%

Cummins, Inc., 4.88%, 10/1/43	90	96

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Transportation & Logistics – 0.2% – continued

FedEx Corp., 8.00%, 1/15/19	$290	$346
2.30%, 2/1/20	250	251
2.70%, 4/15/23	35	34
4.00%, 1/15/24	100	104
3.90%, 2/1/35	100	92
3.88%, 8/1/42	50	44
4.10%, 4/15/43	50	46

JB Hunt Transport Services, Inc., 3.85%, 3/15/24	95	98

PACCAR Financial Corp., 1.60%, 3/15/17	90	91
1.45%, 3/9/18	365	365
1.75%, 8/14/18	100	101
2.20%, 9/15/19	100	101

Ryder System, Inc., 2.50%, 3/1/17	65	66
3.50%, 6/1/17	45	46
2.50%, 3/1/18	100	102
2.55%, 6/1/19	135	135
2.65%, 3/2/20	900	897

United Parcel Service of America, Inc., 8.38%, 4/1/20	50	64

United Parcel Service, Inc., 5.50%, 1/15/18	775	851
2.45%, 10/1/22	160	157
6.20%, 1/15/38	160	207
3.63%, 10/1/42	105	100
		4,394

Travel & Lodging – 0.1%

Hyatt Hotels Corp., 3.38%, 7/15/23	105	102

Marriott International, Inc., 3.00%, 3/1/19	250	256
3.38%, 10/15/20	125	130
3.13%, 10/15/21	750	761
3.25%, 9/15/22	50	50

Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18	200	222
3.13%, 2/15/23	150	143

Wyndham Worldwide Corp., 2.95%, 3/1/17	185	187

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Travel & Lodging – 0.1% – continued
2.50%, 3/1/18	$20	$20
4.25%, 3/1/22	100	99
		1,970

Utilities – 1.9%

AGL Capital Corp., 3.50%, 9/15/21	650	671
5.88%, 3/15/41	100	117

Alabama Power Co., 6.13%, 5/15/38	50	61
5.50%, 3/15/41	150	172
4.10%, 1/15/42	75	71
3.85%, 12/1/42	60	55

Ameren Illinois Co., 2.70%, 9/1/22	500	492
3.25%, 3/1/25	500	506

American Electric Power Co., Inc., 1.65%, 12/15/17	40	40

American Water Capital Corp., 3.40%, 3/1/25	35	35
6.59%, 10/15/37	125	164
4.30%, 12/1/42	75	75

Appalachian Power Co., 4.60%, 3/30/21	250	271
6.38%, 4/1/36	1,000	1,209
7.00%, 4/1/38	75	97

Arizona Public Service Co., 8.75%, 3/1/19	250	304
4.50%, 4/1/42	230	240
4.70%, 1/15/44	100	107

Atmos Energy Corp., 4.15%, 1/15/43	250	240
4.13%, 10/15/44	75	71

Baltimore Gas & Electric Co., 5.90%, 10/1/16	50	52
3.50%, 11/15/21	275	288

Berkshire Hathaway Energy Co., 2.40%, 2/1/20	150	151
6.13%, 4/1/36	600	722
6.50%, 9/15/37	200	251

CenterPoint Energy Houston Electric LLC, 2.25%, 8/1/22	105	102
4.50%, 4/1/44	50	53

CenterPoint Energy Resources Corp., 6.00%, 5/15/18	85	94

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Utilities – 1.9% – continued
6.63%, 11/1/37	$50	$62
5.85%, 1/15/41	50	58

CenterPoint Energy, Inc., 6.50%, 5/1/18	40	44

Cleveland Electric Illuminating (The) Co., 5.70%, 4/1/17	130	138

CMS Energy Corp., 6.25%, 2/1/20	200	231
4.70%, 3/31/43	301	304

Commonwealth Edison Co., 6.15%, 9/15/17	225	245
5.80%, 3/15/18	300	331
6.45%, 1/15/38	200	260
3.80%, 10/1/42	90	85
4.60%, 8/15/43	100	105

Connecticut Light & Power (The) Co., 2.50%, 1/15/23	420	409
4.30%, 4/15/44	15	15

Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	250	274
3.30%, 12/1/24	185	187
5.30%, 3/1/35	150	171
5.85%, 3/15/36	100	121
6.20%, 6/15/36	200	251
6.75%, 4/1/38	100	133
5.50%, 12/1/39	85	98
5.70%, 6/15/40	450	536
4.45%, 3/15/44	100	102

Constellation Energy Group, Inc., 7.60%, 4/1/32	100	130

Dominion Gas Holdings LLC, 2.50%, 12/15/19	280	283

Dominion Resources, Inc., 1.40%, 9/15/17	150	149
6.40%, 6/15/18	20	22
2.50%, 12/1/19	90	91
5.25%, 8/1/33	250	269
5.95%, 6/15/35	750	856
7.00%, 6/15/38	20	25
4.90%, 8/1/41	35	36
4.05%, 9/15/42	100	91

DTE Energy Co., 6.38%, 4/15/33	50	63

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Utilities – 1.9% – continued

Duke Energy Carolinas LLC, 1.75%, 12/15/16	$70	$71
5.25%, 1/15/18	200	217
5.10%, 4/15/18	65	71
3.90%, 6/15/21	50	54
6.45%, 10/15/32	106	133
6.10%, 6/1/37	150	187
6.00%, 1/15/38	35	44
6.05%, 4/15/38	175	220
3.75%, 6/1/45	350	331

Duke Energy Corp., 1.63%, 8/15/17	100	100
6.25%, 6/15/18	100	111
3.75%, 4/15/24	100	103

Duke Energy Florida LLC, 5.80%, 9/15/17	50	54
5.65%, 6/15/18	225	249
3.10%, 8/15/21	25	26
6.35%, 9/15/37	50	66
6.40%, 6/15/38	285	374

Duke Energy Indiana, Inc., 6.45%, 4/1/39	250	330
4.20%, 3/15/42	100	101
4.90%, 7/15/43	1,000	1,100

Duke Energy Ohio, Inc., 3.80%, 9/1/23	130	138

Duke Energy Progress LLC, 5.30%, 1/15/19	150	167
3.00%, 9/15/21	150	156
2.80%, 5/15/22	100	100
4.10%, 3/15/43	200	197

Entergy Arkansas, Inc., 3.05%, 6/1/23	250	246

Entergy Corp., 4.70%, 1/15/17	125	128

Entergy Louisiana LLC, 6.50%, 9/1/18	100	113
5.40%, 11/1/24	150	174

Entergy Texas, Inc., 7.13%, 2/1/19	250	289

Eversource Energy, 2.80%, 5/1/23	105	101
3.15%, 1/15/25	100	98

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Utilities – 1.9% – continued

Exelon Corp., 5.63%, 6/15/35	$75	$82

Florida Power & Light Co., 5.55%, 11/1/17	225	244
5.65%, 2/1/37	335	407
5.95%, 2/1/38	150	190
5.69%, 3/1/40	400	494
4.13%, 2/1/42	250	253
4.05%, 6/1/42	100	100

Georgia Power Co., 4.25%, 12/1/19	500	545
2.85%, 5/15/22	100	98
5.40%, 6/1/40	250	269
4.30%, 3/15/42	60	55
4.30%, 3/15/43	100	91

Great Plains Energy, Inc., 5.29%, 6/15/22	220	242

Interstate Power & Light Co., 4.70%, 10/15/43	50	53

Kansas City Power & Light Co., 3.15%, 3/15/23	500	496
5.30%, 10/1/41	50	55

KeySpan Corp., 5.80%, 4/1/35	425	487

MidAmerican Energy Co., 5.30%, 3/15/18	500	544
3.50%, 10/15/24	100	104
4.80%, 9/15/43	100	109
4.40%, 10/15/44	150	157

Midamerican Funding LLC, 6.93%, 3/1/29	50	66

National Fuel Gas Co., 4.90%, 12/1/21	150	158
3.75%, 3/1/23	250	236

Nevada Power Co., 6.65%, 4/1/36	100	127
6.75%, 7/1/37	1,000	1,336
5.45%, 5/15/41	35	40

NextEra Energy Capital Holdings, Inc., 6.65%, 6/15/67	25	21

NiSource Finance Corp., 5.45%, 9/15/20	200	225
5.95%, 6/15/41	100	116
5.25%, 2/15/43	100	109

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Utilities – 1.9% – continued
4.80%, 2/15/44	$80	$83

NSTAR Electric Co., 2.38%, 10/15/22	100	97

Oglethorpe Power Corp., 5.38%, 11/1/40	150	165
4.20%, 12/1/42	50	47
4.55%, 6/1/44	260	257

Ohio Power Co., 6.60%, 2/15/33	100	126

Oklahoma Gas & Electric Co., 4.55%, 3/15/44	65	68

Oncor Electric Delivery Co. LLC, 6.80%, 9/1/18	225	255
4.10%, 6/1/22	250	263
7.25%, 1/15/33	200	267
7.50%, 9/1/38	145	198

Pacific Gas & Electric Co., 5.63%, 11/30/17	660	715
4.25%, 5/15/21	432	468
3.25%, 9/15/21	45	47
2.45%, 8/15/22	100	97
3.75%, 2/15/24	1,000	1,031
6.05%, 3/1/34	550	664
5.80%, 3/1/37	100	119
5.40%, 1/15/40	160	182
3.75%, 8/15/42	50	45
4.60%, 6/15/43	125	129
4.30%, 3/15/45	250	248

PacifiCorp, 2.95%, 2/1/22	100	100
5.25%, 6/15/35	50	57
6.10%, 8/1/36	200	253
6.25%, 10/15/37	275	350
6.00%, 1/15/39	60	74

PECO Energy Co., 5.35%, 3/1/18	25	27
4.80%, 10/15/43	100	110

Potomac Electric Power Co., 3.60%, 3/15/24	150	156

PPL Capital Funding, Inc., 4.20%, 6/15/22	50	53
3.50%, 12/1/22	35	35
5.00%, 3/15/44	100	105

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Utilities – 1.9% – continued

PPL Electric Utilities Corp., 3.00%, 9/15/21	$500	$514
2.50%, 9/1/22	50	49
6.25%, 5/15/39	275	355
5.20%, 7/15/41	35	40
4.13%, 6/15/44	100	99

Progress Energy, Inc., 3.15%, 4/1/22	1,160	1,158
7.75%, 3/1/31	50	68

PSEG Power LLC, 2.45%, 11/15/18	35	35

Public Service Co. of Colorado, 3.20%, 11/15/20	1,000	1,047
2.25%, 9/15/22	100	97
2.50%, 3/15/23	150	146

Public Service Co. of Oklahoma, 4.40%, 2/1/21	50	54
6.63%, 11/15/37	125	163

Public Service Electric & Gas Co., 5.30%, 5/1/18	575	631
2.30%, 9/15/18	165	168
3.00%, 5/15/25	500	498
5.38%, 11/1/39	250	291
3.95%, 5/1/42	50	49
3.65%, 9/1/42	30	28

Puget Sound Energy, Inc., 5.48%, 6/1/35	25	29
6.27%, 3/15/37	75	94
5.80%, 3/15/40	250	311
5.64%, 4/15/41	80	98

San Diego Gas & Electric Co., 3.00%, 8/15/21	65	68
3.60%, 9/1/23	200	209
6.13%, 9/15/37	50	64
4.50%, 8/15/40	150	159
3.95%, 11/15/41	100	97
4.30%, 4/1/42	150	155

SCANA Corp., 4.75%, 5/15/21	75	79
4.13%, 2/1/22	135	137

Sempra Energy, 2.30%, 4/1/17	80	81
6.15%, 6/15/18	400	444
2.40%, 3/15/20	250	250

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Utilities – 1.9% – continued
2.88%, 10/1/22	$60	$59
6.00%, 10/15/39	250	292

Sierra Pacific Power Co., 3.38%, 8/15/23	160	163

South Carolina Electric & Gas Co., 5.25%, 11/1/18	116	129
6.05%, 1/15/38	265	319
4.35%, 2/1/42	115	112
5.10%, 6/1/65	50	53

Southern (The) Co., 2.45%, 9/1/18	35	35

Southern California Edison Co., 5.50%, 8/15/18	100	111
3.88%, 6/1/21	150	161
2.40%, 2/1/22	180	178
6.65%, 4/1/29	300	384
6.00%, 1/15/34	100	122
5.35%, 7/15/35	586	676
5.55%, 1/15/37	275	325
5.95%, 2/1/38	100	124
6.05%, 3/15/39	50	62
5.50%, 3/15/40	150	178
3.90%, 3/15/43	150	143

Southern California Gas Co., 5.75%, 11/15/35	150	182
3.75%, 9/15/42	575	545

Southern Power Co., 2.38%, 6/1/20	155	152
5.25%, 7/15/43	60	62

Southwestern Electric Power Co., 5.88%, 3/1/18	400	439
3.55%, 2/15/22	150	153
6.20%, 3/15/40	200	244

Southwestern Public Service Co., 6.00%, 10/1/36	100	119

Tampa Electric Co., 2.60%, 9/15/22	220	215
4.10%, 6/15/42	50	49

Transcontinental Gas Pipe Line Co. LLC, 5.40%, 8/15/41	130	113
4.45%, 8/1/42	775	592

Union Electric Co., 6.40%, 6/15/17	400	434
3.90%, 9/15/42	50	48

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Utilities – 1.9% – continued

Virginia Electric & Power Co., 1.20%, 1/15/18	$75	$75
5.40%, 4/30/18	425	466
2.95%, 1/15/22	95	96
6.00%, 1/15/36	50	62
8.88%, 11/15/38	300	481
4.65%, 8/15/43	150	163
4.45%, 2/15/44	75	79

Westar Energy, Inc., 4.13%, 3/1/42	215	216
4.10%, 4/1/43	60	60
4.63%, 9/1/43	150	161

Western Massachusetts Electric Co., 3.50%, 9/15/21	85	89

Wisconsin Electric Power Co.,
5.70%, 12/1/36	150	184

Wisconsin Power & Light Co., 2.25%, 11/15/22	300	288
4.10%, 10/15/44	100	98

Xcel Energy, Inc., 4.70%, 5/15/20	100	109
6.50%, 7/1/36	100	125
		50,625

Waste & Environment Services & Equipment – 0.1%

Republic Services, Inc., 3.80%, 5/15/18	165	173
5.50%, 9/15/19	220	246
5.00%, 3/1/20	400	441
5.25%, 11/15/21	500	561
3.55%, 6/1/22	100	103
3.20%, 3/15/25	290	282

Waste Management, Inc., 6.10%, 3/15/18	250	276
2.90%, 9/15/22	110	109
3.90%, 3/1/35	125	118
4.10%, 3/1/45	500	468
		2,777

Wireless Telecommunications Services – 0.8%

Alltel Corp., 7.88%, 7/1/32	100	128

Ameritech Capital Funding Corp., 6.45%, 1/15/18	50	55

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Wireless Telecommunications Services – 0.8% – continued

AT&T, Inc., 2.45%, 6/30/20	$1,990	$1,959
3.88%, 8/15/21	130	135
3.00%, 6/30/22	1,405	1,371
3.40%, 5/15/25	1,645	1,570
6.45%, 6/15/34	390	439
6.15%, 9/15/34	125	137
6.50%, 9/1/37	600	680
6.30%, 1/15/38	420	462
6.40%, 5/15/38	99	109
6.55%, 2/15/39	145	164
5.35%, 9/1/40	433	428
5.55%, 8/15/41	142	144
4.80%, 6/15/44	250	231

New Cingular Wireless Services, Inc., 8.75%, 3/1/31	400	564

Verizon Communications, Inc., 2.63%, 2/21/20	85	85
4.50%, 9/15/20	1,000	1,083
4.60%, 4/1/21	225	243
3.00%, 11/1/21	280	279
3.50%, 11/1/21	260	266
5.15%, 9/15/23	775	856
4.15%, 3/15/24	1,000	1,034
7.75%, 6/15/32	175	228
6.40%, 9/15/33	1,065	1,220
6.25%, 4/1/37	740	829
6.40%, 2/15/38	1,365	1,568
8.95%, 3/1/39	650	946
7.35%, 4/1/39	1,005	1,252
6.00%, 4/1/41	180	196
6.55%, 9/15/43	590	697
4.86%, 8/21/46	500	469
5.01%, 8/21/54	305	278

Verizon New York, Inc., 7.38%, 4/1/32	315	364
		20,469

Wireline Telecommunications Services – 0.1%

Embarq Corp., 8.00%, 6/1/36	265	273

GTE Corp., 8.75%, 11/1/21	1,370	1,764
6.94%, 4/15/28	150	181

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.0% – continued

Wireline Telecommunications Services – 0.1% – continued

Qwest Corp., 6.88%, 9/15/33	$125	$121
		2,339
Total Corporate Bonds
(Cost $553,114)		565,257

FOREIGN ISSUER BONDS – 8.7%

Advertising & Marketing – 0.0%

WPP Finance 2010, 3.63%, 9/7/22	100	102

Banks – 1.0%

Abbey National Treasury Services PLC, 3.05%, 8/23/18	200	206
2.38%, 3/16/20	750	753
4.00%, 3/13/24	250	260

Australia & New Zealand Banking Group Ltd., 2.25%, 6/13/19	500	505

Barclays Bank PLC, 5.14%, 10/14/20	500	548
3.75%, 5/15/24	1,165	1,178

BPCE S.A., 1.61%, 7/25/17	250	251
2.50%, 7/15/19	500	506
4.00%, 4/15/24	250	260

Canadian Imperial Bank of Commerce, 1.55%, 1/23/18	150	150

Commonwealth Bank of Australia, 1.13%, 3/13/17	300	300
2.50%, 9/20/18	250	255
2.25%, 3/13/19	250	252
2.30%, 3/12/20	1,000	1,003

Cooperatieve Centrale Raiffeisen- Boerenleenbank B.A., 1.70%, 3/19/18	125	125
4.50%, 1/11/21	1,000	1,103
3.88%, 2/8/22	750	790
3.95%, 11/9/22	250	251
3.38%, 5/21/25	500	491
5.75%, 12/1/43	250	273

Credit Suisse, 6.00%, 2/15/18	250	272
1.70%, 4/27/18	500	498
5.30%, 8/13/19	1,000	1,112

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Banks – 1.0% – continued
5.40%, 1/14/20	$500	$554
3.00%, 10/29/21	250	250
3.63%, 9/9/24	750	751

Credit Suisse Group Funding Guernsey Ltd., 4.88%, 5/15/45	500	490

Deutsche Bank A.G., 6.00%, 9/1/17	1,225	1,320
2.50%, 2/13/19	250	251

Lloyds Bank PLC, 2.00%, 8/17/18	750	753
2.35%, 9/5/19	750	753

National Australia Bank Ltd., 2.75%, 3/9/17	250	256
1.88%, 7/23/18	250	251

National Bank of Canada, 1.45%, 11/7/17	250	250

Sumitomo Mitsui Banking Corp., 1.80%, 7/18/17	250	251
2.50%, 7/19/18	250	254
2.25%, 7/11/19	785	783
2.45%, 1/16/20	510	513
3.00%, 1/18/23	210	208
3.65%, 7/23/25	500	509

Svenska Handelsbanken AB, 1.63%, 3/21/18	900	901
2.50%, 1/25/19	250	256

Toronto-Dominion Bank (The), 2.38%, 10/19/16	565	574
1.40%, 4/30/18	165	164
1.75%, 7/23/18	370	371
2.63%, 9/10/18	200	205
2.25%, 11/5/19	270	272

UBS A.G., 5.88%, 12/20/17	372	405
5.75%, 4/25/18	125	137
2.38%, 8/14/19	2,000	2,009
4.88%, 8/4/20	400	444

Westpac Banking Corp., 2.00%, 8/14/17	300	304
1.50%, 12/1/17	450	450
2.25%, 7/30/18	250	254
2.25%, 1/17/19	250	254
4.88%, 11/19/19	250	277

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Banks – 1.0% – continued
2.30%, 5/26/20	$350	$352
		27,368

Chemicals – 0.2%

Agrium, Inc., 3.15%, 10/1/22	200	196
3.38%, 3/15/25	635	601
7.13%, 5/23/36	100	126
6.13%, 1/15/41	100	113
5.25%, 1/15/45	250	258

LYB International Finance B.V., 4.00%, 7/15/23	185	186
5.25%, 7/15/43	500	498
4.88%, 3/15/44	65	62

LyondellBasell Industries N.V., 5.00%, 4/15/19	500	539
4.63%, 2/26/55	35	30

Potash Corp. of Saskatchewan, Inc., 6.50%, 5/15/19	1,935	2,202
3.00%, 4/1/25	180	165
5.88%, 12/1/36	50	56
5.63%, 12/1/40	250	273
		5,305

Communications Equipment – 0.0%

Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/22	150	157

Diversified Banks – 0.5%

Bank of Montreal, 2.50%, 1/11/17	500	509
1.40%, 9/11/17	250	251
1.45%, 4/9/18	250	249
1.80%, 7/31/18	550	552
2.38%, 1/25/19	35	36
2.55%, 11/6/22	300	295

Bank of Nova Scotia (The), 2.55%, 1/12/17	500	509
1.25%, 4/11/17	150	150
1.30%, 7/21/17	100	100
1.38%, 12/18/17	250	250
2.05%, 6/5/19	700	704
2.13%, 9/11/19	225	228
1.85%, 4/14/20	200	199
4.38%, 1/13/21	250	273

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Diversified Banks – 0.5% – continued

Barclays PLC, 3.65%, 3/16/25	$700	$668
5.25%, 8/17/45	200	201

BNP Paribas S.A., 2.38%, 9/14/17	625	634
2.45%, 3/17/19	110	111
5.00%, 1/15/21	1,000	1,122
3.25%, 3/3/23	250	252

HSBC Holdings PLC, 5.10%, 4/5/21	1,100	1,218
4.88%, 1/14/22	500	552
4.00%, 3/30/22	500	525
6.50%, 9/15/37	300	351
6.80%, 6/1/38	150	184

Royal Bank of Canada, 1.25%, 6/16/17	100	100
1.20%, 9/19/17	375	375
1.40%, 10/13/17	500	500
2.20%, 7/27/18	350	355
1.80%, 7/30/18	250	251
2.00%, 10/1/18	320	324
2.15%, 3/15/19	500	506
2.20%, 9/23/19	275	279
1.88%, 2/5/20	325	326
2.15%, 3/6/20	500	501

Royal Bank of Scotland Group PLC, 6.40%, 10/21/19	200	225

Societe Generale S.A., 2.75%, 10/12/17	250	255
2.63%, 10/1/18	250	255
		14,375

Exploration & Production – 0.4%

Alberta Energy Co. Ltd., 7.38%, 11/1/31	75	75

Burlington Resources Finance Co., 7.20%, 8/15/31	320	408
7.40%, 12/1/31	120	156

Canadian Natural Resources Ltd., 1.75%, 1/15/18	335	331
3.45%, 11/15/21	275	263
3.90%, 2/1/25	175	161
6.25%, 3/15/38	150	149
6.75%, 2/1/39	200	208

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Exploration & Production – 0.4% – continued

CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	$250	$234
4.25%, 5/9/43	100	93

Encana Corp., 3.90%, 11/15/21	330	304
6.50%, 8/15/34	100	94
6.63%, 8/15/37	305	273

Nexen Energy ULC, 6.20%, 7/30/19	260	290
7.88%, 3/15/32	75	102
5.88%, 3/10/35	210	232
6.40%, 5/15/37	390	459

Petro-Canada, 6.05%, 5/15/18	50	55
5.95%, 5/15/35	100	111
6.80%, 5/15/38	180	221

Petroleos Mexicanos, 3.50%, 7/18/18	85	86
5.50%, 1/21/21	570	599
4.88%, 1/24/22	4,000	3,961
3.50%, 1/30/23	75	67
6.63%, 6/15/35	200	188
6.50%, 6/2/41	190	175
5.63%, 1/23/46 (2)	1,000	814

Talisman Energy, Inc., 7.75%, 6/1/19	560	629
7.25%, 10/15/27	400	426
6.25%, 2/1/38	30	26
		11,190

Financial Services – 0.0%

Invesco Finance PLC, 4.00%, 1/30/24	100	105

Nomura Holdings, Inc., 6.70%, 3/4/20	386	454
		559

Food & Beverage – 0.1%

Diageo Capital PLC, 1.50%, 5/11/17	235	236
5.75%, 10/23/17	850	923
1.13%, 4/29/18	275	273
3.88%, 4/29/43	175	162
		1,594

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Government Agencies – 0.2%

Hydro-Quebec, 1.38%, 6/19/17	$250	$252
9.40%, 2/1/21	200	267

Japan Bank for International Cooperation, 1.13%, 7/19/17	750	752
1.75%, 11/13/18	500	506
1.75%, 5/29/19	1,000	1,008

Svensk Exportkredit AB, 5.13%, 3/1/17	500	531
1.75%, 5/30/17	250	254
1.88%, 6/23/20	500	506
		4,076

Government Development Banks – 0.9%

Export Development Canada, 0.88%, 1/30/17	750	752
1.50%, 10/3/18	250	253

Export-Import Bank of Korea, 4.00%, 1/11/17	200	206
4.00%, 1/29/21	1,000	1,077

KFW,
4.88%, 1/17/17	200	211
1.25%, 2/15/17	500	504
0.88%, 12/15/17	2,000	1,999
4.38%, 3/15/18	375	406
1.88%, 4/1/19	1,000	1,022
1.75%, 10/15/19	1,000	1,015
4.00%, 1/27/20	1,500	1,660
1.88%, 6/30/20	3,000	3,049
2.75%, 9/8/20	500	529
2.75%, 10/1/20	1,000	1,057
2.63%, 1/25/22	900	943
2.00%, 10/4/22	250	251
2.13%, 1/17/23	1,000	1,012
2.00%, 5/2/25	1,500	1,469
0.00%, 4/18/36 (7)	500	268

Korea Development Bank (The), 2.25%, 8/7/17	300	304
3.50%, 8/22/17	850	879
3.00%, 3/17/19	200	206
3.00%, 9/14/22	215	216

Landwirtschaftliche Rentenbank, 5.13%, 2/1/17	900	953
1.00%, 4/4/18	500	500
1.88%, 9/17/18	200	204

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Government Development Banks – 0.9% – continued
1.38%, 10/23/19	$140	$140
2.38%, 6/10/25	1,000	1,003

Oesterreichische Kontrollbank A.G., 5.00%, 4/25/17	100	107
1.63%, 3/12/19	300	303
2.38%, 10/1/21	1,000	1,031
		23,529

Government Local – 0.0%

Japan Finance Organization for Municipalities, 4.00%, 1/13/21	500	552

Government Regional – 0.3%

Province of British Columbia Canada, 2.65%, 9/22/21	150	157
2.00%, 10/23/22	300	299
7.25%, 9/1/36	175	269

Province of Manitoba Canada, 4.90%, 12/6/16	200	210
1.30%, 4/3/17	165	166
1.75%, 5/30/19	100	101
9.25%, 4/1/20	150	195
2.10%, 9/6/22	100	99

Province of Nova Scotia Canada, 8.25%, 7/30/22	350	472

Province of Ontario Canada, 4.95%, 11/28/16	650	682
1.10%, 10/25/17	625	626
1.20%, 2/14/18	250	251
1.65%, 9/27/19	250	250
4.00%, 10/7/19	835	910
4.40%, 4/14/20	500	557
2.45%, 6/29/22	500	507

Province of Quebec Canada, 5.13%, 11/14/16	250	262
4.63%, 5/14/18	350	381
2.75%, 8/25/21	100	103
2.63%, 2/13/23	875	892
7.50%, 7/15/23	300	401
7.13%, 2/9/24	100	131
2.88%, 10/16/24	250	256
7.50%, 9/15/29	375	555

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Government Regional – 0.3% – continued

Province of Saskatchewan Canada, 8.50%, 7/15/22	$200	$275
		9,007

Hardware – 0.0%

Seagate HDD Cayman, 4.75%, 6/1/23	432	426
5.75%, 12/1/34	142	137
		563

Integrated Oils – 0.6%

BP Capital Markets PLC, 1.38%, 5/10/18	220	218
2.24%, 9/26/18	360	365
4.75%, 3/10/19	535	585
2.52%, 1/15/20	290	294
2.32%, 2/13/20	205	206
3.56%, 11/1/21	170	178
2.50%, 11/6/22	595	567
2.75%, 5/10/23	670	643
3.99%, 9/26/23	120	125
3.81%, 2/10/24	540	551

Cenovus Energy, Inc., 3.00%, 8/15/22	35	32
3.80%, 9/15/23	20	19
6.75%, 11/15/39	590	612

CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	300	302

ConocoPhillips Canada Funding Co. I, 5.95%, 10/15/36	125	143

Ecopetrol S.A., 4.13%, 1/16/25	1,000	843

Husky Energy, Inc., 6.20%, 9/15/17	600	640
7.25%, 12/15/19	200	229
3.95%, 4/15/22	100	97

Shell International Finance B.V., 4.30%, 9/22/19	925	1,007
2.13%, 5/11/20	280	280
2.25%, 1/6/23	560	535
3.25%, 5/11/25	140	138
6.38%, 12/15/38	870	1,085
3.63%, 8/21/42	200	177
4.38%, 5/11/45	700	692

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Integrated Oils – 0.6% – continued

Statoil ASA, 1.80%, 11/23/16	$100	$101
3.13%, 8/17/17	550	570
1.15%, 5/15/18	200	198
5.25%, 4/15/19	850	944
2.25%, 11/8/19	250	252
7.75%, 6/15/23	100	128
3.70%, 3/1/24	115	118
3.25%, 11/10/24	125	124
7.15%, 1/15/29	250	331
4.25%, 11/23/41	350	345

Suncor Energy, Inc., 6.10%, 6/1/18	480	530
7.15%, 2/1/32	200	248
5.95%, 12/1/34	50	56
6.50%, 6/15/38	285	341

Total Capital Canada Ltd., 1.45%, 1/15/18	280	281

Total Capital International S.A., 1.50%, 2/17/17	500	504
2.10%, 6/19/19	1,000	1,011
3.70%, 1/15/24	125	129

Total Capital S.A., 4.45%, 6/24/20	345	381
4.25%, 12/15/21	200	220
		17,375

Internet Media – 0.0%

Baidu, Inc., 3.25%, 8/6/18	210	214
3.50%, 11/28/22	200	195
		409

Life Insurance – 0.0%

AXA S.A., 8.60%, 12/15/30	75	102

Machinery Manufacturing – 0.0%

Ingersoll-Rand Luxembourg Finance S.A., 4.65%, 11/1/44	35	33

Tyco Electronics Group S.A., 6.55%, 10/1/17	50	55
3.50%, 2/3/22	125	128
7.13%, 10/1/37	50	66
		282

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Medical Equipment & Devices Manufacturing – 0.1%

Covidien International Finance S.A., 6.00%, 10/15/17	$800	$874
2.95%, 6/15/23	100	99
6.55%, 10/15/37	25	32

Koninklijke Philips N.V., 3.75%, 3/15/22	250	254
6.88%, 3/11/38	225	265
5.00%, 3/15/42	100	97
		1,621

Metals & Mining – 0.4%

Barrick Gold Corp., 3.85%, 4/1/22	1,175	1,073
4.10%, 5/1/23	295	261

BHP Billiton Finance USA Ltd., 1.88%, 11/21/16	100	101
1.63%, 2/24/17	600	603
5.40%, 3/29/17	100	106
2.05%, 9/30/18	200	201
6.50%, 4/1/19	200	228
3.25%, 11/21/21	250	253
4.13%, 2/24/42	600	537

Goldcorp, Inc., 2.13%, 3/15/18	200	198

Rio Tinto Alcan, Inc., 6.13%, 12/15/33	100	110
5.75%, 6/1/35	100	106

Rio Tinto Finance USA Ltd., 6.50%, 7/15/18	675	753
9.00%, 5/1/19	575	703
3.75%, 9/20/21	500	512

Rio Tinto Finance USA PLC, 2.00%, 3/22/17	150	150
1.63%, 8/21/17	85	85
2.88%, 8/21/22	1,175	1,113
4.75%, 3/22/42	150	139
4.13%, 8/21/42	300	258

Teck Resources Ltd., 3.85%, 8/15/17	35	31
3.00%, 3/1/19	85	61
6.00%, 8/15/40	195	107
6.25%, 7/15/41	350	194
5.20%, 3/1/42	125	69
5.40%, 2/1/43	130	72

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Metals & Mining – 0.4% – continued

Vale Overseas Ltd., 4.63%, 9/15/20	$1,830	$1,756
4.38%, 1/11/22	155	137
		9,917

Oil & Gas Services & Equipment – 0.1%

Ensco PLC, 4.70%, 3/15/21	800	674
5.20%, 3/15/25	300	228

Noble Holding International Ltd., 6.05%, 3/1/41	70	44

Weatherford International Ltd., 5.13%, 9/15/20	665	580
6.50%, 8/1/36	125	95
		1,621

Pharmaceuticals – 0.3%

Actavis Funding SCS, 2.45%, 6/15/19	125	125
3.00%, 3/12/20	1,000	1,001
3.80%, 3/15/25	1,180	1,140
4.85%, 6/15/44	750	684
4.75%, 3/15/45	480	436

AstraZeneca PLC, 5.90%, 9/15/17	325	354
1.95%, 9/18/19	225	227
6.45%, 9/15/37	450	582
4.00%, 9/18/42	250	243

GlaxoSmithKline Capital PLC, 1.50%, 5/8/17	250	252

Novartis Securities Investment Ltd., 5.13%, 2/10/19	850	945

Sanofi, 1.25%, 4/10/18	40	40
4.00%, 3/29/21	500	539

Teva Pharmaceutical Finance Co. B.V., 2.40%, 11/10/16	200	202
3.65%, 11/10/21	156	158

Teva Pharmaceutical Finance IV B.V., 3.65%, 11/10/21	210	213
		7,141

Pipeline – 0.1%

Enbridge, Inc.,
4.00%, 10/1/23	150	141
4.50%, 6/10/44	40	31

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Pipeline – 0.1% – continued

TransCanada PipeLines Ltd., 6.50%, 8/15/18	$215	$241
9.88%, 1/1/21	175	232
5.85%, 3/15/36	200	216
6.20%, 10/15/37	840	928
6.35%, 5/15/67	100	84
		1,873

Property & Casualty Insurance – 0.1%

Aon PLC, 4.25%, 12/12/42	450	413

Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	270	281

Endurance Specialty Holdings Ltd., 7.00%, 7/15/34	100	120

Trinity Acquisition PLC, 6.13%, 8/15/43	75	82

Willis Group Holdings PLC, 5.75%, 3/15/21	450	503

XLIT Ltd., 4.45%, 3/31/25	210	210
6.25%, 5/15/27	50	60
5.25%, 12/15/43	250	264
		1,933

Publishing & Broadcasting – 0.0%

Grupo Televisa S.A.B., 6.63%, 1/15/40	570	616

Railroad – 0.0%

Canadian National Railway Co., 5.55%, 3/1/19	500	559
2.85%, 12/15/21	85	87
6.90%, 7/15/28	25	34
6.25%, 8/1/34	15	19
6.20%, 6/1/36	40	51
6.38%, 11/15/37	20	26
3.50%, 11/15/42	150	135

Canadian Pacific Railway Co., 6.50%, 5/15/18	50	56
5.95%, 5/15/37	50	57

Kansas City Southern de Mexico S.A. de C.V., 2.35%, 5/15/20	100	98
		1,122

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Software & Services – 0.0%

Thomson Reuters Corp., 3.95%, 9/30/21	$200	$209
5.50%, 8/15/35	150	161
5.65%, 11/23/43	285	309
		679

Sovereigns – 1.3%

Brazilian Government International Bond, 6.00%, 1/17/17	1,250	1,299
8.00%, 1/15/18	111	117
8.88%, 10/14/19	1,075	1,242
4.88%, 1/22/21	1,000	972
8.88%, 4/15/24	600	711
10.13%, 5/15/27	500	645
7.13%, 1/20/37	250	234
5.63%, 1/7/41	635	514

Canada Government International Bond, 0.88%, 2/14/17	545	547
1.63%, 2/27/19	165	167

Chile Government International Bond, 3.25%, 9/14/21	400	414
3.63%, 10/30/42	200	170

Colombia Government International Bond, 7.38%, 1/27/17	500	536
7.38%, 3/18/19	250	283
4.38%, 7/12/21	1,000	1,018
7.38%, 9/18/37	350	393
6.13%, 1/18/41	250	248
5.63%, 2/26/44	500	468
5.00%, 6/15/45	500	429

Israel Government International Bond, 5.50%, 11/9/16	225	236
5.13%, 3/26/19	250	279
4.00%, 6/30/22	250	270
4.50%, 1/30/43	200	201

Italy Government International Bond, 5.38%, 6/12/17	1,675	1,784
5.38%, 6/15/33	175	201

Mexico Government International Bond, 5.63%, 1/15/17	770	816
5.95%, 3/19/19	500	561
5.13%, 1/15/20	1,360	1,496
3.50%, 1/21/21	1,000	1,017
4.00%, 10/2/23	150	153

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Sovereigns – 1.3% – continued
7.50%, 4/8/33	$100	$129
6.75%, 9/27/34	750	896
6.05%, 1/11/40	820	898
4.75%, 3/8/44	1,000	912
5.55%, 1/21/45	500	512
4.60%, 1/23/46	500	445

Panama Government International Bond, 4.00%, 9/22/24	575	567
3.75%, 3/16/25	500	484
6.70%, 1/26/36	550	654

Peruvian Government International Bond, 7.35%, 7/21/25	250	312
6.55%, 3/14/37	500	574
5.63%, 11/18/50	600	619

Philippine Government International Bond, 4.20%, 1/21/24	500	548
10.63%, 3/16/25	500	792
5.50%, 3/30/26	200	238
7.75%, 1/14/31	500	709
6.38%, 10/23/34	500	654
5.00%, 1/13/37	500	574

Poland Government International Bond, 6.38%, 7/15/19	400	463
5.13%, 4/21/21	150	169
3.00%, 3/17/23	1,000	998
4.00%, 1/22/24	150	159

Republic of Korea,
5.13%, 12/7/16	125	131
7.13%, 4/16/19	150	177
3.88%, 9/11/23	200	218

South Africa Government International Bond, 6.88%, 5/27/19	275	307
5.38%, 7/24/44	500	466

Turkey Government International Bond, 3.25%, 3/23/23	250	222
5.75%, 3/22/24	300	311
6.88%, 3/17/36	500	541
6.00%, 1/14/41	1,500	1,461
6.63%, 2/17/45	270	288

Uruguay Government International Bond, 7.63%, 3/21/36	250	309
4.13%, 11/20/45	400	316
		34,474

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Supermarkets & Pharmacies – 0.0%

Delhaize Group, 5.70%, 10/1/40	$400	$423

Supranationals – 1.7%

African Development Bank, 1.13%, 3/15/17	500	503
0.88%, 3/15/18	250	249

Asian Development Bank, 1.13%, 3/15/17	355	358
1.13%, 6/5/18	1,000	1,004
5.59%, 7/16/18	50	56
1.75%, 9/11/18	150	153
1.75%, 3/21/19	1,500	1,527
1.88%, 4/12/19	150	153
1.50%, 1/22/20	250	251
1.38%, 3/23/20	250	250
2.13%, 11/24/21	100	102

Corp. Andina de Fomento, 4.38%, 6/15/22	613	665

Council Of Europe Development Bank, 1.50%, 6/19/17	200	203
1.75%, 11/14/19	1,000	1,014

European Bank for Reconstruction & Development, 1.38%, 10/20/16	150	152
1.00%, 2/16/17	500	503
0.75%, 9/1/17	300	300
1.00%, 6/15/18	150	150
1.75%, 6/14/19	200	204
1.75%, 11/26/19	1,000	1,017
1.50%, 3/16/20	250	252

European Investment Bank, 1.13%, 12/15/16	1,000	1,006
4.88%, 1/17/17	800	843
1.75%, 3/15/17	1,000	1,016
0.88%, 4/18/17	400	401
5.13%, 5/30/17	350	375
1.63%, 6/15/17	250	254
1.00%, 8/17/17	250	251
1.00%, 12/15/17	2,000	2,004
1.00%, 3/15/18	2,000	2,002
1.25%, 5/15/18	2,500	2,515
1.00%, 6/15/18	1,650	1,648
1.63%, 12/18/18	400	406
1.88%, 3/15/19	250	255

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Supranationals – 1.7% – continued
1.63%, 3/16/20	$250	$252
2.50%, 4/15/21	1,500	1,564
2.13%, 10/15/21	200	204
3.25%, 1/29/24	250	272
2.50%, 10/15/24	1,000	1,024
4.88%, 2/15/36	200	252

Inter-American Development Bank, 0.88%, 11/15/16	250	251
1.13%, 3/15/17	1,000	1,007
0.88%, 3/15/18	500	499
1.75%, 8/24/18	250	255
4.25%, 9/10/18	400	437
1.13%, 9/12/19	200	199
3.88%, 9/17/19	600	658
1.75%, 10/15/19	1,000	1,018
3.88%, 2/14/20	500	553
1.88%, 6/16/20	1,000	1,018
3.00%, 2/21/24	150	160
2.13%, 1/15/25	500	496
3.88%, 10/28/41	200	222

International Bank for Reconstruction & Development, 0.88%, 4/17/17	1,000	1,003
9.25%, 7/15/17	100	115
1.00%, 6/15/18	2,000	2,001
1.88%, 3/15/19	2,500	2,558
2.25%, 6/24/21	500	515
1.63%, 2/10/22	1,000	990
2.50%, 11/25/24	600	616
2.13%, 3/3/25	700	694
2.50%, 7/29/25	500	513
4.75%, 2/15/35	25	31

International Finance Corp., 1.13%, 11/23/16	500	503
1.00%, 4/24/17	890	893
0.88%, 6/15/18	500	499
1.25%, 7/16/18	1,000	1,006
1.75%, 9/16/19	250	253

Nordic Investment Bank, 5.00%, 2/1/17	100	106
1.88%, 6/14/19	200	205
1.50%, 9/29/20	200	200
		45,084

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Winding Up Agencies – 0.0%

FMS Wertmanagement AoeR, 0.63%, 1/30/17	$725	$725
1.63%, 11/20/18	300	304
		1,029

Wireless Telecommunications Services – 0.2%

America Movil S.A.B. de C.V., 3.13%, 7/16/22	295	286
6.13%, 11/15/37	315	350
6.13%, 3/30/40	185	203

Rogers Communications, Inc., 6.80%, 8/15/18	700	792
3.00%, 3/15/23	80	77
5.45%, 10/1/43	100	106
5.00%, 3/15/44	75	76

Vodafone Group PLC, 5.63%, 2/27/17	111	117
1.50%, 2/19/18	310	308
2.95%, 2/19/23	980	928
7.88%, 2/15/30	200	248
6.15%, 2/27/37	635	685
		4,176

Wireline Telecommunications Services – 0.2%

British Telecommunications PLC, 1.25%, 2/14/17	250	250
5.95%, 1/15/18	575	630
9.63%, 12/15/30	100	149

Deutsche Telekom International Finance B.V., 8.75%, 6/15/30	400	572

Nippon Telegraph & Telephone Corp., 1.40%, 7/18/17	150	151

Orange S.A., 5.38%, 7/8/19	600	669
9.00%, 3/1/31	610	865

Telefonica Emisiones S.A.U., 5.46%, 2/16/21	1,255	1,402
4.57%, 4/27/23	150	157
7.05%, 6/20/36	110	129

Telefonica Europe B.V., 8.25%, 9/15/30	85	110

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 8.7% – continued

Wireline Telecommunications Services – 0.2% – continued

Telefonos de Mexico S.A.B. de C.V., 5.50%, 11/15/19	$305	$337
		5,421
Total Foreign Issuer Bonds
(Cost $232,192)		233,675

U.S. GOVERNMENT AGENCIES – 31.9% (8)

Fannie Mae – 14.2%
1.38%, 11/15/16	2,000	2,019
1.25%, 1/30/17	2,000	2,019
0.75%, 4/20/17	2,000	2,003
5.00%, 5/11/17	1,000	1,070
5.38%, 6/12/17	1,000	1,079
1.00%, 9/27/17	5,000	5,022
1.88%, 9/18/18	1,000	1,026
1.63%, 11/27/18	1,000	1,018
1.88%, 2/19/19	1,000	1,023
1.75%, 6/20/19	1,000	1,020
1.75%, 9/12/19	1,000	1,018
1.75%, 11/26/19	3,000	3,053
2.63%, 9/6/24	2,000	2,048
7.13%, 1/15/30	1,500	2,248
6.63%, 11/15/30	200	289
5.63%, 7/15/37	1,000	1,362

Fannie Mae Multifamily Remic Trust, Series 2015-M12, Class A2, 2.79%, 5/25/25	250	251

Fannie Mae-Aces, Series 2009-M1, Class A2, 4.29%, 7/25/19	192	209

Fannie Mae-Aces, Series 2011-M2, Class A2, 3.65%, 4/25/21	195	211

Fannie Mae-Aces, Series 2011-M5, Class A2, 2.94%, 7/25/21	500	523

Fannie Mae-Aces, Series 2011-M7, Class A2, 2.58%, 9/25/18	200	207

Fannie Mae-Aces, Series 2012-M8, Class ASQ3, 1.80%, 12/25/19	100	101

Fannie Mae-Aces, Series 2012-M9, Class A2, 2.48%, 4/25/22	225	229

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Fannie Mae – 14.2% – continued

Fannie Mae-Aces, Series 2013-M11, Class A, 1.50%, 1/25/18	$7	$7

Fannie Mae-Aces, Series 2013-M14, Class A2, 3.33%, 10/25/23	200	212

Fannie Mae-Aces, Series 2013-M6, Class 1AC, 4.30%, 2/25/43	150	160

Fannie Mae-Aces, Series 2013-M9, Class A2, 2.39%, 1/25/23	150	151

Fannie Mae-Aces, Series 2014-M1, Class ASQ2, 2.32%, 11/25/18	150	154

Fannie Mae-Aces, Series 2014-M13, Class A2, 3.02%, 8/25/24	100	103

Fannie Mae-Aces, Series 2014-M4, Class A2, 3.35%, 3/25/24	545	579

Fannie Mae-Aces, Series 2014-M4, Class ASQ2, 1.27%, 1/25/17	48	48

Fannie Mae-Aces, Series 2014-M6, Class A2, 2.68%, 5/25/21	500	518

Fannie Mae-Aces, Series 2015-M1, Class A2, 2.53%, 9/25/24	150	150

Fannie Mae-Aces, Series 2015-M1, Class ASQ2, 1.63%, 2/25/18	300	303

Fannie Mae-Aces, Series 2015-M11, Class A2, 2.92%, 4/25/25	500	506

Fannie Mae-Aces, Series 2015-M3, Class A2, 2.72%, 10/25/24	250	252

Fannie Mae-Aces, Series 2015-M7, Class ASQ2, 1.55%, 4/25/18	400	403

Pool #255376, 6.00%, 8/1/19	35	36

Pool #255695, 2.38%, 3/1/35	19	20

Pool #256792, 6.50%, 6/1/22	60	67

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Fannie Mae – 14.2% – continued

Pool #256925, 6.00%, 10/1/37	$52	$59

Pool #256959, 6.00%, 11/1/37	243	274

Pool #256985, 7.00%, 11/1/37	72	83

Pool #257042, 6.50%, 1/1/38	452	516

Pool #257106, 4.50%, 1/1/28	9	10

Pool #257237, 4.50%, 6/1/28	61	66

Pool #257243, 7.00%, 6/1/38	247	286

Pool #357630, 5.00%, 10/1/19	30	32

Pool #707791, 5.00%, 6/1/33	252	279

Pool #709239, 5.00%, 7/1/18	169	175

Pool #725185, 5.00%, 2/1/19	40	41

Pool #725425, 5.50%, 4/1/34	89	100

Pool #730811, 4.50%, 8/1/33	171	186

Pool #735222, 5.00%, 2/1/35	54	60

Pool #735358, 5.50%, 2/1/35	228	257

Pool #735502, 6.00%, 4/1/35	31	35

Pool #737853, 5.00%, 9/1/33	440	487

Pool #745336, 5.00%, 3/1/36	1,137	1,253

Pool #745418, 5.50%, 4/1/36	86	96

Pool #745754, 5.00%, 9/1/34	609	675

Pool #745826, 6.00%, 7/1/36	305	345

Pool #746272, 4.00%, 10/1/18	98	103

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Fannie Mae – 14.2% – continued

Pool #747383, 5.50%, 10/1/33	$221	$249

Pool #753678, 2.19%, 12/1/33	130	139

Pool #755632, 5.00%, 4/1/34	191	211

Pool #766083, 2.24%, 2/1/34	3	3

Pool #772730, 5.00%, 4/1/34	184	204

Pool #773287, 2.23%, 3/1/35	128	136

Pool #790406, 6.00%, 9/1/34	117	133

Pool #793666, 5.50%, 9/1/34	160	181

Pool #796250, 5.50%, 11/1/34	68	76

Pool #800471, 5.50%, 10/1/34	496	559

Pool #807701, 4.50%, 12/1/19	24	25

Pool #811944, 4.50%, 1/1/20	36	37

Pool #817795, 6.00%, 8/1/36	58	65

Pool #822455, 2.56%, 4/1/35	69	74

Pool #826057, 5.00%, 7/1/35	140	157

Pool #826368, 2.37%, 7/1/35	67	71

Pool #826585, 5.00%, 8/1/35	267	294

Pool #828523, 5.00%, 7/1/35	80	88

Pool #831676, 6.50%, 8/1/36	31	35

Pool #832628, 5.50%, 9/1/20	48	51

Pool #833067, 5.50%, 9/1/35	325	366

Pool #833163, 5.00%, 9/1/35	186	205

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Fannie Mae – 14.2% – continued

Pool #840577, 5.00%, 10/1/20	$31	$34

Pool #844909, 4.50%, 10/1/20	9	10

Pool #845425, 6.00%, 2/1/36	252	285

Pool #846600, 2.40%, 1/1/36	267	285

Pool #847921, 5.50%, 11/1/20	149	160

Pool #863759, 4.00%, 12/1/20	27	28

Pool #864435, 4.50%, 12/1/20	69	72

Pool #868435, 6.00%, 4/1/36	309	353

Pool #869710, 6.00%, 4/1/36	121	136

Pool #871135, 6.00%, 1/1/37	72	82

Pool #880505, 6.00%, 8/1/21	14	15

Pool #881818, 6.50%, 8/1/36	209	239

Pool #882055, 1.89%, 6/1/36	83	87

Pool #885769, 6.00%, 6/1/36	35	40

Pool #885866, 6.00%, 6/1/36	130	148

Pool #887111, 5.50%, 5/1/20	33	35

Pool #888100, 5.50%, 9/1/36	340	382

Pool #888152, 5.00%, 5/1/21	73	76

Pool #888205, 6.50%, 2/1/37	83	95

Pool #888318, 2.33%, 2/1/37	55	58

Pool #888447, 4.00%, 5/1/21	39	41

Pool #889224, 5.50%, 1/1/37	411	461

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Fannie Mae – 14.2% – continued

Pool #889390, 6.00%, 3/1/23	$61	$68

Pool #889401, 6.00%, 3/1/38	193	217

Pool #889415, 6.00%, 5/1/37	814	924

Pool #889579, 6.00%, 5/1/38	439	495

Pool #889630, 6.50%, 3/1/38	53	62

Pool #889886, 7.00%, 12/1/37	71	82

Pool #889970, 5.00%, 12/1/36	315	347

Pool #890234, 6.00%, 10/1/38	203	232

Pool #890329, 4.00%, 4/1/26	3,909	4,195

Pool #890339, 5.00%, 9/1/20	246	256

Pool #892536, 6.50%, 9/1/36	58	67

Pool #892968, 6.50%, 8/1/21	7	7

Pool #893363, 5.00%, 6/1/36	103	113

Pool #893366, 5.00%, 4/1/35	158	175

Pool #894453, 2.46%, 9/1/36	104	110

Pool #898417, 6.00%, 10/1/36	36	40

Pool #899079, 5.00%, 3/1/37	103	114

Pool #902188, 2.30%, 11/1/36	13	14

Pool #902414, 5.50%, 11/1/36	186	208

Pool #905090, 5.50%, 10/1/21	55	58

Pool #905759, 2.24%, 12/1/36	43	45

Pool #906090, 5.50%, 1/1/37	198	220

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Fannie Mae – 14.2% – continued

Pool #910147, 5.00%, 3/1/22	$93	$100

Pool #912414, 4.50%, 1/1/22	35	36

Pool #915499, 5.00%, 3/1/37	148	163

Pool #915870, 7.00%, 4/1/37	21	23

Pool #918515, 5.00%, 6/1/37	163	180

Pool #920457, 2.87%, 8/1/36	10	11

Pool #920988, 2.00%, 11/1/36	12	12

Pool #923123, 5.00%, 4/1/36	39	43

Pool #923166, 7.50%, 1/1/37	39	43

Pool #928261, 4.50%, 3/1/36	120	130

Pool #928584, 6.50%, 8/1/37	410	484

Pool #928909, 6.00%, 12/1/37	3	3

Pool #928915, 6.00%, 11/1/37	17	19

Pool #930606, 4.00%, 2/1/39	969	1,034

Pool #931195, 4.50%, 5/1/24	242	259

Pool #931665, 4.50%, 7/1/24	784	842

Pool #932023, 5.00%, 1/1/38	171	188

Pool #932741, 4.50%, 4/1/40	617	682

Pool #934466, 5.50%, 9/1/23	147	161

Pool #940623, 5.50%, 8/1/37	74	83

Pool #943388, 6.00%, 6/1/37	307	347

Pool #943617, 6.00%, 8/1/37	241	274

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Fannie Mae – 14.2% – continued

Pool #945876, 5.50%, 8/1/37	$34	$38

Pool #946527, 7.00%, 9/1/37	47	54

Pool #947216, 6.00%, 10/1/37	97	111

Pool #949391, 5.50%, 8/1/22	13	14

Pool #953018, 6.50%, 10/1/37	179	216

Pool #953910, 6.00%, 11/1/37	117	132

Pool #955771, 6.50%, 10/1/37	146	167

Pool #959604, 6.50%, 11/1/37	19	23

Pool #959880, 5.50%, 11/1/37	71	79

Pool #962687, 5.00%, 4/1/38	240	265

Pool #963735, 4.50%, 6/1/23	125	132

Pool #965389, 6.00%, 10/1/23	90	97

Pool #966660, 6.00%, 12/1/37	3	4

Pool #968037, 6.00%, 1/1/38	165	186

Pool #969632, 6.50%, 1/1/38	45	51

Pool #970013, 4.50%, 6/1/38	184	200

Pool #971734, 4.50%, 4/1/37	41	44

Pool #972452, 5.50%, 3/1/38	375	419

Pool #975365, 5.00%, 6/1/23	68	73

Pool #976963, 5.50%, 2/1/38	2,509	2,808

Pool #981704, 5.00%, 6/1/23	220	238

Pool #981823, 2.60%, 6/1/38	54	55

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Fannie Mae – 14.2% – continued

Pool #981854, 5.50%, 7/1/38	$196	$219

Pool #984075, 4.50%, 6/1/23	71	75

Pool #986760, 5.50%, 7/1/38	696	778

Pool #987114, 5.50%, 9/1/23	27	29

Pool #987115, 5.50%, 9/1/23	21	22

Pool #992472, 6.00%, 10/1/38	92	105

Pool #992491, 4.50%, 10/1/23	65	69

Pool #993055, 5.50%, 12/1/38	57	63

Pool #995018, 5.50%, 6/1/38	148	166

Pool #995203, 5.00%, 7/1/35	896	991

Pool #995266, 5.00%, 12/1/23	660	711

Pool #995737, 5.00%, 2/1/38	1,624	1,789

Pool #995879, 6.00%, 4/1/39	211	238

Pool #AA0649, 5.00%, 12/1/38	527	589

Pool #AA2939, 4.50%, 4/1/39	864	953

Pool #AA4482, 4.00%, 4/1/39	876	942

Pool #AA4562, 4.50%, 9/1/39	824	909

Pool #AA8978, 4.50%, 7/1/39	195	213

Pool #AA9357, 4.50%, 8/1/39	912	991

Pool #AB1048, 4.50%, 5/1/40	1,161	1,272

Pool #AB2067, 3.50%, 1/1/41	1,423	1,492

Pool #AB2092, 4.00%, 1/1/41	616	662

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Fannie Mae – 14.2% – continued

Pool #AB2272, 4.50%, 2/1/41	$1,032	$1,143

Pool #AB2693, 4.50%, 4/1/41	598	656

Pool #AB2768, 4.50%, 4/1/41	856	942

Pool #AB3035, 5.00%, 5/1/41	1,274	1,406

Pool #AB3246, 5.00%, 7/1/41	447	493

Pool #AB4057, 4.00%, 12/1/41	2,699	2,888

Pool #AB4293, 3.50%, 1/1/42	1,768	1,849

Pool #AB5049, 4.00%, 4/1/42	3,068	3,282

Pool #AB6016, 3.50%, 8/1/42	1,284	1,342

Pool #AB6293, 3.50%, 9/1/27	2,271	2,404

Pool #AB7076, 3.00%, 11/1/42	3,673	3,736

Pool #AB7503, 3.00%, 1/1/43	1,763	1,792

Pool #AB7733, 3.00%, 1/1/43	3,078	3,130

Pool #AB8823, 3.00%, 3/1/43	5,432	5,523

Pool #AB9019, 3.00%, 4/1/43	1,353	1,376

Pool #AB9363, 3.50%, 5/1/43	4,171	4,365

Pool #AB9990, 3.00%, 7/1/33	338	351

Pool #AC2947, 5.50%, 9/1/39	828	934

Pool #AC2969, 5.00%, 9/1/39	3,062	3,425

Pool #AC3263, 4.50%, 9/1/29	308	340

Pool #AC3312, 4.50%, 10/1/39	1,575	1,712

Pool #AC4861, 4.50%, 11/1/24	611	657

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Fannie Mae – 14.2% – continued

Pool #AC5040, 4.00%, 10/1/24	$380	$403

Pool #AC6118, 4.50%, 11/1/39	460	500

Pool #AC6742, 4.50%, 1/1/40	1,644	1,816

Pool #AC8518, 5.00%, 12/1/39	876	965

Pool #AC9581, 5.50%, 1/1/40	1,826	2,042

Pool #AD0119, 6.00%, 7/1/38	699	787

Pool #AD0585, 4.50%, 12/1/39	785	867

Pool #AD0639, 6.00%, 12/1/38	191	215

Pool #AD0969, 5.50%, 8/1/37	718	807

Pool #AD5241, 4.50%, 7/1/40	673	732

Pool #AD5525, 5.00%, 6/1/40	788	871

Pool #AD5556, 4.00%, 6/1/25	277	295

Pool #AD7859, 5.00%, 6/1/40	483	532

Pool #AE0289, 2.43%, 5/1/40	217	232

Pool #AE0949, 4.00%, 2/1/41	1,787	1,911

Pool #AE0971, 4.00%, 5/1/25	213	226

Pool #AE0981, 3.50%, 3/1/41	1,357	1,419

Pool #AE1807, 4.00%, 10/1/40	2,408	2,573

Pool #AE3873, 4.50%, 10/1/40	325	352

Pool #AE5436, 4.50%, 10/1/40	419	455

Pool #AE5767, 3.84%, 5/1/41	146	153

Pool #AH0525, 4.00%, 12/1/40	1,932	2,065

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Fannie Mae – 14.2% – continued

Pool #AH1295, 3.50%, 1/1/26	$641	$681

Pool #AH2488, 3.07%, 2/1/41	127	135

Pool #AH3226, 5.00%, 2/1/41	242	268

Pool #AH4158, 4.00%, 1/1/41	348	372

Pool #AH5573, 4.00%, 2/1/41	1,437	1,547

Pool #AH5614, 3.50%, 2/1/26	697	740

Pool #AH8854, 4.50%, 4/1/41	478	520

Pool #AI1247, 4.00%, 4/1/26	349	371

Pool #AI3470, 4.50%, 6/1/41	721	784

Pool #AI4361, 2.94%, 9/1/41	68	72

Pool #AI4380, 3.04%, 11/1/41	77	83

Pool #AI5603, 4.50%, 7/1/41	410	446

Pool #AI7743, 4.00%, 8/1/41	533	569

Pool #AI9137, 2.50%, 11/1/27	2,342	2,410

Pool #AI9555, 4.00%, 9/1/41	991	1,058

Pool #AI9828, 2.88%, 11/1/41	189	200

Pool #AJ2001, 3.00%, 10/1/41	141	149

Pool #AJ4093, 3.50%, 10/1/26	189	200

Pool #AJ4408, 4.50%, 10/1/41	231	250

Pool #AJ6086, 3.00%, 12/1/26	476	498

Pool #AJ9152, 3.50%, 12/1/26	2,158	2,284

Pool #AJ9218, 4.00%, 2/1/42	1,243	1,330

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Fannie Mae – 14.2% – continued

Pool #AJ9326, 3.50%, 1/1/42	$1,820	$1,914

Pool #AJ9355, 3.00%, 1/1/27	1,121	1,172

Pool #AK4524, 4.50%, 3/1/42	3,444	3,742

Pool #AK4813, 3.50%, 3/1/42	825	862

Pool #AK4945, 3.50%, 2/1/42	956	1,000

Pool #AK7766, 2.50%, 3/1/27	1,293	1,330

Pool #AK9444, 4.00%, 3/1/42	466	502

Pool #AL0442, 5.50%, 6/1/40	198	222

Pool #AL0766, 4.00%, 9/1/41	2,050	2,207

Pool #AL1449, 4.00%, 1/1/42	2,012	2,154

Pool #AL1849, 6.00%, 2/1/39	795	905

Pool #AL1939, 3.50%, 6/1/42	2,143	2,249

Pool #AL2243, 4.00%, 3/1/42	2,361	2,525

Pool #AL2303, 4.50%, 6/1/26	745	783

Pool #AL2326, 4.50%, 4/1/42	4,302	4,678

Pool #AL2397, 2.71%, 8/1/42	252	262

Pool #AL2438, 3.00%, 9/1/27	2,803	2,932

Pool #AL2893, 3.50%, 12/1/42	4,713	4,963

Pool #AL3396, 2.50%, 3/1/28	1,128	1,161

Pool #AL3950, 1.71%, 8/1/43	135	138

Pool #AL4408, 4.50%, 11/1/43	2,935	3,231

Pool #AL4462, 2.50%, 6/1/28	1,868	1,922

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Fannie Mae – 14.2% – continued

Pool #AL4908, 4.00%, 2/1/44	$2,159	$2,325

Pool #AL5167, 3.50%, 1/1/34	632	667

Pool #AL5254, 3.00%, 11/1/27	1,541	1,612

Pool #AL5377, 4.00%, 6/1/44	5,248	5,659

Pool #AL5734, 3.50%, 9/1/29	1,764	1,874

Pool #AL5785, 4.00%, 9/1/44	2,975	3,221

Pool #AL5953, 2.80%, 10/1/44	447	464

Pool #AL6488, 3.50%, 8/1/43	1,044	1,096

Pool #AO0752, 3.00%, 4/1/42	1,058	1,077

Pool #AO0800, 3.00%, 4/1/27	1,002	1,048

Pool #AO2973, 3.50%, 5/1/42	2,315	2,439

Pool #AO4136, 3.50%, 6/1/42	1,619	1,693

Pool #AO7970, 2.50%, 6/1/27	657	676

Pool #AO8031, 3.50%, 7/1/42	3,923	4,102

Pool #AO8629, 3.50%, 7/1/42	712	745

Pool #AP6273, 3.00%, 10/1/42	1,130	1,149

Pool #AQ6784, 3.50%, 12/1/42	1,449	1,516

Pool #AQ8185, 2.50%, 1/1/28	359	370

Pool #AQ8647, 3.50%, 12/1/42	1,838	1,922

Pool #AR1706, 2.50%, 1/1/28	5,798	5,966

Pool #AR3054, 3.00%, 1/1/28	1,458	1,525

Pool #AR3792, 3.00%, 2/1/43	1,049	1,067

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Fannie Mae – 14.2% – continued

Pool #AR8151, 3.00%, 3/1/43	$1,769	$1,800

Pool #AR9582, 3.00%, 3/1/43	611	622

Pool #AS0018, 3.00%, 7/1/43	4,031	4,097

Pool #AS0275, 3.00%, 8/1/33	431	448

Pool #AS3600, 3.00%, 10/1/29	2,788	2,910

Pool #AS3657, 4.50%, 10/1/44	3,808	4,139

Pool #AS4085, 4.00%, 12/1/44	1,054	1,135

Pool #AS4306, 3.00%, 1/1/45	1,986	2,015

Pool #AS4458, 3.50%, 2/1/45	5,753	6,020

Pool #AS4715, 3.00%, 4/1/45	1,442	1,463

Pool #AS5324, 2.50%, 7/1/30	1,459	1,489

Pool #AS5892, 10/1/45 (6)	2,793	2,916

Pool #AT0666, 3.50%, 4/1/43	776	815

Pool #AT2720, 3.00%, 5/1/43	1,843	1,873

Pool #AT3164, 3.00%, 4/1/43	2,956	3,007

Pool #AT3180, 3.00%, 5/1/43	3,524	3,584

Pool #AT5026, 3.00%, 5/1/43	3,285	3,340

Pool #AU1657, 2.50%, 7/1/28	865	890

Pool #AU1689, 3.50%, 8/1/43	3,377	3,532

Pool #AU1808, 3.00%, 8/1/43	2,889	2,936

Pool #AU3164, 3.00%, 8/1/33	343	357

Pool #AU4336, 2.21%, 8/1/43	687	704

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Fannie Mae – 14.2% – continued

Pool #AU5918, 3.00%, 9/1/43	$2,658	$2,702

Pool #AU5919, 3.50%, 9/1/43	2,429	2,539

Pool #AV0691, 4.00%, 12/1/43	4,304	4,633

Pool #AV2339, 4.00%, 12/1/43	879	946

Pool #AW2472, 2.57%, 6/1/44	666	691

Pool #AW8595, 3.00%, 8/1/29	700	732

Pool #AX2163, 3.50%, 11/1/44	1,697	1,772

Pool #AX4413, 4.00%, 11/1/44	4,297	4,587

Pool #AX4839, 3.50%, 11/1/44	2,696	2,815

Pool #AX6139, 4.00%, 11/1/44	4,143	4,448

Pool #AY0544, 2.50%, 8/1/27	2,697	2,775

Pool #AY3062, 3.00%, 11/1/26	906	948

Pool #AY5580, 3.50%, 6/1/45	7,076	7,396

Pool #AY9555, 3.00%, 5/1/45	2,643	2,681

Pool #AZ1449, 3.00%, 7/1/45	1,688	1,713

Pool #AZ2936, 9/1/45 (6)	796	808

Pool #MA0361, 4.00%, 3/1/30	340	363

Pool #MA0667, 4.00%, 3/1/31	794	856

Pool #MA0706, 4.50%, 4/1/31	1,051	1,149

Pool #MA0711, 3.50%, 4/1/31	465	491

Pool #MA0804, 4.00%, 7/1/31	533	574

Pool #MA0976, 3.50%, 2/1/32	1,039	1,100

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Fannie Mae – 14.2% – continued

Pool #MA1107, 3.50%, 7/1/32	$1,276	$1,350

Pool #MA1138, 3.50%, 8/1/32	687	727

Pool #MA1141, 3.00%, 8/1/32	340	353

Pool #MA1200, 3.00%, 10/1/32	1,820	1,888

Pool #MA1239, 3.50%, 11/1/32	928	982

Pool #MA1432, 3.00%, 5/1/33	1,771	1,838

Pool #MA1511, 2.50%, 7/1/33	505	508

Pool #MA1764, 4.00%, 1/1/34	858	924

Pool #MA2320, 3.00%, 7/1/35	1,480	1,526

Pool TBA, 10/15/30 (6)	9,195	9,386
10/15/45 (6)	25,527	26,602
		381,359

Federal Home Loan Bank – 0.7%
5.13%, 10/19/16	5,450	5,715
0.63%, 11/23/16	4,000	4,006
4.75%, 12/16/16	4,200	4,412
0.88%, 5/24/17	2,000	2,009
1.00%, 6/21/17	1,000	1,007
5.50%, 7/15/36	500	661
		17,810

Freddie Mac – 2.8%
5.00%, 2/16/17	500	531
0.88%, 2/22/17	2,000	2,009
1.00%, 3/8/17	2,500	2,516
0.75%, 7/14/17	7,000	7,016
1.00%, 9/27/17	3,000	3,016
5.13%, 11/17/17	500	545
0.75%, 1/12/18	2,000	1,998
0.88%, 3/7/18	1,000	1,001
3.75%, 3/27/19	1,000	1,089
1.75%, 5/30/19	1,000	1,020
1.25%, 8/1/19	1,000	999

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Freddie Mac – 2.8% – continued
1.25%, 10/2/19	$1,000	$998
1.38%, 5/1/20	1,000	999
2.38%, 1/13/22	3,000	3,090
6.75%, 3/15/31	1,200	1,753

FHLMC Multifamily Structured Pass Through Certificates, Series K003, Class A5, 5.09%, 3/25/19	500	559

FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.25%, 1/25/20	185	204

FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class A2, 4.22%, 3/25/20	245	271

FHLMC Multifamily Structured Pass Through Certificates, Series K008, Class A1, 2.75%, 12/25/19	73	75

FHLMC Multifamily Structured Pass Through Certificates, Series K008, Class A2, 3.53%, 6/25/20	263	283

FHLMC Multifamily Structured Pass Through Certificates, Series K011, Class A2, 4.08%, 11/25/20	785	869

FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.97%, 1/25/21	575	633

FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.87%, 4/25/21	350	384

FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2, 2.87%, 12/25/21	250	262

FHLMC Multifamily Structured Pass Through Certificates, Series K018, Class A2, 2.79%, 1/25/22	500	520

FHLMC Multifamily Structured Pass Through Certificates, Series K019, Class A1, 1.46%, 9/25/21	390	390

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Freddie Mac – 2.8% – continued

FHLMC Multifamily Structured Pass Through Certificates, Series K020, Class A2, 2.37%, 5/25/22	$250	$252

FHLMC Multifamily Structured Pass Through Certificates, Series K023, Class A2, 2.31%, 8/25/22	500	501

FHLMC Multifamily Structured Pass Through Certificates, Series K024, Class A2, 2.57%, 9/25/22	200	204

FHLMC Multifamily Structured Pass Through Certificates, Series K025, Class A1, 1.88%, 4/25/22	451	457

FHLMC Multifamily Structured Pass Through Certificates, Series K027, Class A2, 2.64%, 1/25/23	750	764

FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.32%, 2/25/23	250	266

FHLMC Multifamily Structured Pass Through Certificates, Series K030, Class A2, 3.25%, 4/25/23	300	317

FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class A2, 3.30%, 4/25/23	227	241

FHLMC Multifamily Structured Pass Through Certificates, Series K032, Class A2, 3.31%, 5/25/23	365	387

FHLMC Multifamily Structured Pass Through Certificates, Series K033, Class A2, 3.06%, 7/25/23	350	365

FHLMC Multifamily Structured Pass Through Certificates, Series K040, Class A2, 3.24%, 9/25/24	300	314

FHLMC Multifamily Structured Pass Through Certificates, Series K041, Class A2, 3.17%, 10/25/24	300	312

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Freddie Mac – 2.8% – continued

FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.67%, 12/25/24	$200	$200

FHLMC Multifamily Structured Pass Through Certificates, Series K043, Class A2, 3.06%, 12/25/24	200	206

FHLMC Multifamily Structured Pass Through Certificates, Series K046, Class A2, 3.21%, 3/25/25	250	260

FHLMC Multifamily Structured Pass Through Certificates, Series K701, Class A2, 3.88%, 11/25/17	200	210

FHLMC Multifamily Structured Pass Through Certificates, Series K702, Class A2, 3.15%, 2/25/18	215	224

FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A1, 1.87%, 1/25/18	7	7

FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.70%, 5/25/18	150	155

FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.41%, 8/25/18	225	231

FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.13%, 1/25/19	400	409

FHLMC Multifamily Structured Pass Through Certificates, Series K710, Class A2, 1.88%, 5/25/19	300	304

FHLMC Multifamily Structured Pass Through Certificates, Series K712, Class A2, 1.87%, 11/25/19	500	505

FHLMC Multifamily Structured Pass Through Certificates, Series K716, Class A2, 3.13%, 6/25/21	250	265

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Freddie Mac – 2.8% – continued

FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class A2, 2.79%, 1/25/22	$250	$259

FHLMC Multifamily Structured Pass Through Certificates, Series K719, Class A2, 2.73%, 6/25/22	100	103

Pool TBA, 10/15/30 (6)	10,289	10,540
10/15/45 (6)	23,305	24,088
		75,376

Freddie Mac Gold – 6.5%

Pool #A16753, 5.00%, 11/1/33	87	96

Pool #A17665, 5.00%, 1/1/34	108	119

Pool #A27950, 5.50%, 11/1/34	440	489

Pool #A31136, 5.50%, 1/1/35	274	308

Pool #A39306, 5.50%, 11/1/35	366	405

Pool #A46224, 5.00%, 7/1/35	51	56

Pool #A48104, 5.00%, 1/1/36	89	97

Pool #A51296, 6.00%, 8/1/36	38	42

Pool #A54897, 6.50%, 8/1/36	85	97

Pool #A56110, 5.50%, 12/1/36	259	287

Pool #A57604, 5.00%, 3/1/37	351	384

Pool #A58718, 5.50%, 3/1/37	36	40

Pool #A59081, 5.50%, 4/1/37	363	402

Pool #A60942, 5.00%, 5/1/37	106	116

Pool #A61560, 5.50%, 10/1/36	579	651

Pool #A61573, 5.00%, 9/1/34	1,200	1,336

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Freddie Mac Gold – 6.5% – continued

Pool #A61597, 5.50%, 12/1/35	$82	$91

Pool #A64474, 5.50%, 9/1/37	29	32

Pool #A67116, 7.00%, 10/1/37	28	33

Pool #A68761, 5.50%, 9/1/37	138	153

Pool #A69169, 4.50%, 12/1/37	134	145

Pool #A69303, 6.00%, 11/1/37	49	56

Pool #A73778, 5.00%, 2/1/38	173	189

Pool #A74134, 7.00%, 2/1/38	58	67

Pool #A78507, 5.00%, 6/1/38	678	750

Pool #A81606, 6.00%, 9/1/38	28	32

Pool #A81856, 7.00%, 9/1/38	9	10

Pool #A83008, 5.50%, 11/1/38	499	552

Pool #A84432, 4.50%, 2/1/39	111	120

Pool #A88476, 4.50%, 9/1/39	2,635	2,894

Pool #A88566, 5.00%, 9/1/39	1,306	1,446

Pool #A89346, 4.50%, 10/1/39	1,539	1,669

Pool #A90749, 4.50%, 1/1/40	1,245	1,368

Pool #A91541, 5.00%, 3/1/40	376	417

Pool #A91626, 4.50%, 3/1/40	748	826

Pool #A91942, 4.50%, 4/1/40	548	602

Pool #A94672, 4.50%, 10/1/40	768	834

Pool #A96296, 4.00%, 1/1/41	876	941

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Freddie Mac Gold – 6.5% – continued

Pool #A96310, 4.00%, 1/1/41	$612	$656

Pool #A96995, 4.00%, 2/1/41	1,520	1,623

Pool #A97443, 4.50%, 3/1/41	634	688

Pool #B10630, 4.50%, 11/1/18	134	139

Pool #B17658, 4.50%, 1/1/20	4	4

Pool #B18502, 5.50%, 6/1/20	13	13

Pool #B18931, 4.50%, 3/1/20	15	15

Pool #C03457, 4.50%, 2/1/40	491	532

Pool #C03812, 3.50%, 4/1/42	982	1,037

Pool #C03821, 3.50%, 4/1/42	2,219	2,320

Pool #C04268, 3.00%, 10/1/42	3,623	3,675

Pool #C09004, 3.50%, 7/1/42	657	687

Pool #C09042, 3.50%, 5/1/43	872	910

Pool #C09063, 4.00%, 9/1/44	823	877

Pool #C09066, 3.50%, 10/1/44	1,107	1,153

Pool #C91009, 5.00%, 11/1/26	27	30

Pool #C91247, 5.00%, 4/1/29	204	223

Pool #C91354, 4.00%, 1/1/31	776	836

Pool #C91370, 4.50%, 5/1/31	436	475

Pool #C91388, 3.50%, 2/1/32	448	474

Pool #C91402, 4.00%, 10/1/31	676	721

Pool #C91408, 3.50%, 11/1/31	455	481

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Freddie Mac Gold – 6.5% – continued

Pool #C91485, 3.50%, 8/1/32	$688	$729

Pool #C91811, 4.00%, 1/1/35	283	305

Pool #D97197, 5.00%, 2/1/27	9	10

Pool #D97564, 5.00%, 1/1/28	179	196

Pool #D98301, 4.50%, 7/1/29	57	61

Pool #D99094, 3.00%, 3/1/32	453	470

Pool #E03033, 3.00%, 2/1/27	1,017	1,060

Pool #E04044, 3.50%, 8/1/27	1,584	1,675

Pool #E04072, 2.50%, 8/1/27	442	455

Pool #E99030, 4.50%, 9/1/18	131	135

Pool #G01907, 4.50%, 8/1/34	60	66

Pool #G01974, 5.00%, 12/1/35	567	625

Pool #G02064, 5.00%, 2/1/36	260	287

Pool #G02069, 5.50%, 3/1/36	47	52

Pool #G02386, 6.00%, 11/1/36	448	507

Pool #G02391, 6.00%, 11/1/36	13	15

Pool #G02540, 5.00%, 11/1/34	107	119

Pool #G02649, 6.00%, 1/1/37	16	18

Pool #G02702, 6.50%, 1/1/37	58	66

Pool #G02789, 6.00%, 4/1/37	1,469	1,663

Pool #G02911, 6.00%, 4/1/37	33	37

Pool #G02973, 6.00%, 6/1/37	54	61

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Freddie Mac Gold – 6.5% – continued

Pool #G03121, 5.00%, 6/1/36	$245	$270

Pool #G03134, 5.50%, 8/1/36	87	96

Pool #G03176, 5.00%, 8/1/37	76	84

Pool #G03218, 6.00%, 9/1/37	52	59

Pool #G03351, 6.00%, 9/1/37	117	133

Pool #G03513, 6.00%, 11/1/37	132	149

Pool #G03600, 7.00%, 11/1/37	56	65

Pool #G03737, 6.50%, 11/1/37	913	1,044

Pool #G03992, 6.00%, 3/1/38	150	170

Pool #G04287, 5.00%, 5/1/38	260	285

Pool #G04459, 5.50%, 6/1/38	206	228

Pool #G04611, 6.00%, 7/1/38	358	404

Pool #G04650, 6.50%, 9/1/38	267	305

Pool #G04817, 5.00%, 9/1/38	139	152

Pool #G05082, 5.00%, 3/1/38	322	354

Pool #G05167, 4.50%, 2/1/39	363	393

Pool #G05457, 4.50%, 5/1/39	1,897	2,077

Pool #G05725, 4.50%, 11/1/39	713	788

Pool #G05733, 5.00%, 11/1/39	591	654

Pool #G05870, 4.50%, 4/1/40	813	893

Pool #G05876, 4.50%, 4/1/40	2,118	2,349

Pool #G05969, 5.00%, 8/1/40	381	419

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Freddie Mac Gold – 6.5% – continued

Pool #G05971, 5.50%, 8/1/40	$1,871	$2,081

Pool #G06020, 5.50%, 12/1/39	1,613	1,787

Pool #G06767, 5.00%, 10/1/41	1,251	1,379

Pool #G06947, 6.00%, 5/1/40	431	487

Pool #G07030, 4.00%, 6/1/42	3,624	3,903

Pool #G07098, 3.50%, 7/1/42	1,226	1,281

Pool #G07152, 4.00%, 6/1/42	3,047	3,252

Pool #G07171, 4.00%, 8/1/42	1,529	1,637

Pool #G07445, 2.50%, 7/1/43	876	857

Pool #G07787, 4.00%, 8/1/44	5,250	5,640

Pool #G07924, 3.50%, 1/1/45	1,418	1,484

Pool #G07961, 3.50%, 3/1/45	2,926	3,053

Pool #G08189, 7.00%, 3/1/37	36	43

Pool #G08192, 5.50%, 4/1/37	98	109

Pool #G08341, 5.00%, 4/1/39	1,881	2,061

Pool #G08477, 3.50%, 2/1/42	1,212	1,267

Pool #G08537, 3.00%, 7/1/43	3,285	3,328

Pool #G08554, 3.50%, 10/1/43	1,662	1,733

Pool #G08624, 4.00%, 1/1/45	2,758	2,940

Pool #G08632, 3.50%, 3/1/45	2,912	3,033

Pool #G08648, 3.00%, 6/1/45	990	1,001

Pool #G08653, 3.00%, 7/1/45	1,987	2,010

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Freddie Mac Gold – 6.5% – continued

Pool #G08667, 9/1/45 (6)	$1,695	$1,766

Pool #G11776, 4.50%, 9/1/20	30	31

Pool #G12571, 4.00%, 1/1/22	112	117

Pool #G12673, 5.00%, 9/1/21	76	81

Pool #G12837, 4.50%, 4/1/22	107	112

Pool #G12868, 5.00%, 11/1/22	152	163

Pool #G12869, 5.00%, 9/1/22	135	146

Pool #G13136, 4.50%, 5/1/23	154	164

Pool #G13151, 6.00%, 3/1/23	142	156

Pool #G13201, 4.50%, 7/1/23	86	92

Pool #G13433, 5.50%, 1/1/24	117	129

Pool #G14168, 5.50%, 12/1/24	198	214

Pool #G14239, 4.00%, 9/1/26	2,698	2,888

Pool #G14554, 4.50%, 7/1/26	317	337

Pool #G14891, 3.00%, 10/1/28	684	714

Pool #G15089, 2.50%, 11/1/28	1,127	1,160

Pool #G15134, 3.00%, 5/1/29	434	453

Pool #G15468, 3.50%, 12/1/29	1,058	1,124

Pool #G18220, 6.00%, 11/1/22	16	18

Pool #G18438, 2.50%, 6/1/27	580	597

Pool #G18442, 3.50%, 8/1/27	1,088	1,151

Pool #G30327, 4.50%, 1/1/27	31	33

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Freddie Mac Gold – 6.5% – continued

Pool #G60145, 3.50%, 8/1/45	$1,488	$1,553

Pool #J00991, 4.00%, 1/1/21	43	45

Pool #J02541, 4.00%, 9/1/20	28	29

Pool #J03041, 6.00%, 7/1/21	46	49

Pool #J03736, 5.50%, 11/1/21	56	60

Pool #J05307, 4.50%, 8/1/22	14	15

Pool #J06175, 5.00%, 5/1/21	19	20

Pool #J06465, 6.00%, 11/1/22	15	16

Pool #J06476, 5.50%, 11/1/22	43	47

Pool #J08098, 5.50%, 6/1/23	41	43

Pool #J08202, 5.00%, 7/1/23	37	39

Pool #J08454, 5.00%, 8/1/23	74	79

Pool #J08913, 5.50%, 10/1/23	41	45

Pool #J09148, 5.00%, 12/1/23	59	61

Pool #J09305, 5.00%, 2/1/24	129	139

Pool #J09463, 5.00%, 3/1/24	60	63

Pool #J11136, 4.00%, 11/1/24	93	100

Pool #J12098, 4.50%, 4/1/25	609	631

Pool #J14808, 3.50%, 3/1/26	1,134	1,196

Pool #J17055, 3.00%, 11/1/26	548	572

Pool #J17232, 3.00%, 11/1/26	559	583

Pool #J17932, 3.00%, 3/1/27	958	999

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Freddie Mac Gold – 6.5% – continued

Pool #J20834, 2.50%, 10/1/27	$1,028	$1,059

Pool #J21601, 2.50%, 12/1/27	3,967	4,084

Pool #J22069, 2.50%, 1/1/28	247	254

Pool #J22986, 2.50%, 3/1/28	2,055	2,116

Pool #J31371, 2.50%, 4/1/30	1,362	1,390

Pool #J32223, 2.50%, 7/1/30	977	997

Pool #K90071, 3.00%, 2/1/33	1,612	1,672

Pool #K90641, 3.50%, 6/1/33	244	258

Pool #K90791, 3.00%, 7/1/33	672	697

Pool #K91490, 3.50%, 1/1/34	1,259	1,329

Pool #K92325, 3.00%, 1/1/35	1,043	1,081

Pool #Q02211, 4.50%, 7/1/41	838	917

Pool #Q02605, 4.50%, 8/1/41	2,064	2,239

Pool #Q03085, 4.00%, 9/1/41	453	484

Pool #Q04649, 3.50%, 11/1/41	474	495

Pool #Q08894, 3.50%, 6/1/42	1,111	1,162

Pool #Q09009, 4.00%, 6/1/42	2,723	2,918

Pool #Q10389, 3.50%, 8/1/42	1,913	2,011

Pool #Q10438, 3.50%, 8/1/42	1,904	1,991

Pool #Q14324, 3.00%, 1/1/43	1,843	1,870

Pool #Q14676, 3.00%, 1/1/43	1,198	1,215

Pool #Q15843, 3.00%, 2/1/43	589	597

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Freddie Mac Gold – 6.5% – continued

Pool #Q18305, 3.50%, 5/1/43	$3,539	$3,691

Pool #Q18339, 3.00%, 5/1/43	549	558

Pool #Q19697, 3.00%, 6/1/43	1,324	1,342

Pool #Q19909, 3.00%, 7/1/43	1,109	1,124

Pool #Q20550, 3.00%, 8/1/43	1,772	1,795

Pool #Q21320, 3.50%, 8/1/43	862	898

Pool #Q24954, 4.00%, 2/1/44	1,294	1,391

Pool #Q27352, 3.50%, 7/1/44	4,068	4,245

Pool #Q27353, 4.00%, 7/1/44	3,896	4,171

Pool #Q29640, 4.00%, 11/1/44	987	1,056

Pool #V60268, 3.00%, 9/1/28	1,862	1,946

Pool #V80003, 3.00%, 4/1/43	2,482	2,523

Pool #V80004, 3.00%, 4/1/43	686	697

Pool #V80058, 3.00%, 5/1/43	1,108	1,126
		175,499

Government National Mortgage Association – 1.8%

Pool TBA, 10/15/45 (6)	47,089	49,382

Government National Mortgage Association I – 1.3%

Pool #510835, 5.50%, 2/15/35	55	63

Pool #597889, 5.50%, 6/15/33	228	258

Pool #614169, 5.00%, 7/15/33	97	109

Pool #616879, 3.50%, 2/15/42	854	899

Pool #617739, 6.00%, 10/15/37	25	28

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Government National Mortgage Association I – 1.3% – continued

Pool #634431, 6.00%, 9/15/34	$32	$36

Pool #641416, 5.50%, 4/15/35	178	199

Pool #646341, 6.00%, 11/15/36	73	85

Pool #648538, 5.00%, 12/15/35	101	111

Pool #651753, 5.50%, 3/15/36	31	35

Pool #658560, 6.50%, 8/15/36	81	93

Pool #670030, 7/15/45 (6)	990	1,012

Pool #675211, 6.50%, 3/15/38	41	51

Pool #675484, 5.50%, 6/15/38	162	181

Pool #676360, 6.50%, 10/15/37	22	25

Pool #682899, 6.00%, 9/15/40	331	377

Pool #687824, 5.50%, 8/15/38	229	257

Pool #687900, 5.00%, 9/15/38	208	231

Pool #687901, 5.00%, 9/15/38	199	221

Pool #688461, 6.00%, 5/15/38	215	244

Pool #692309, 6.00%, 1/15/39	123	139

Pool #697645, 5.50%, 10/15/38	79	89

Pool #698236, 5.00%, 6/15/39	670	742

Pool #698336, 4.50%, 5/15/39	788	856

Pool #699277, 6.00%, 9/15/38	63	71

Pool #700918, 5.50%, 11/15/38	284	319

Pool #700972, 5.50%, 11/15/38	60	68

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Government National Mortgage Association I – 1.3% – continued

Pool #701196, 6.00%, 10/15/38	$94	$107

Pool #703677, 5.50%, 6/15/39	225	253

Pool #704185, 5.50%, 1/15/39	78	87

Pool #717175, 4.50%, 6/15/39	874	961

Pool #719262, 5.00%, 8/15/40	329	368

Pool #720202, 4.50%, 7/15/39	568	625

Pool #723231, 4.00%, 10/15/39	459	490

Pool #723339, 5.00%, 9/15/39	332	372

Pool #726085, 4.00%, 11/15/24	276	294

Pool #728629, 4.50%, 1/15/40	1,166	1,274

Pool #733663, 4.50%, 5/15/40	2,504	2,723

Pool #737286, 4.50%, 5/15/40	893	981

Pool #737416, 3.50%, 9/15/25	236	250

Pool #738134, 3.50%, 4/15/26	409	434

Pool #738247, 4.50%, 4/15/41	451	489

Pool #745215, 4.00%, 7/15/25	209	221

Pool #747643, 4.50%, 8/15/40	1,790	1,942

Pool #760874, 3.50%, 2/15/26	344	366

Pool #768800, 4.50%, 6/15/41	277	302

Pool #773939, 4.00%, 11/15/41	1,023	1,108

Pool #778957, 3.50%, 3/15/42	1,044	1,101

Pool #781939, 6.00%, 7/15/34	424	489

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Government National Mortgage Association I – 1.3% – continued

Pool #782131, 5.50%, 12/15/36	$110	$124

Pool #782150, 5.50%, 4/15/37	123	139

Pool #782259, 5.00%, 2/15/36	222	249

Pool #782272, 5.50%, 2/15/38	238	267

Pool #782498, 6.00%, 12/15/38	122	138

Pool #782565, 5.00%, 2/15/39	2,532	2,834

Pool #782584, 5.00%, 3/15/39	202	223

Pool #782675, 4.50%, 6/15/24	195	212

Pool #782696, 5.00%, 6/15/39	582	648

Pool #782831, 6.00%, 12/15/39	79	89

Pool #783176, 4.00%, 11/15/40	1,279	1,367

Pool #783467, 4.00%, 10/15/41	4,135	4,419

Pool #AA6089, 3.00%, 2/15/43	648	667

Pool #AB2891, 3.00%, 9/15/42	465	477

Pool #AD8781, 3.00%, 3/15/43	587	603

Pool #AD9016, 3.00%, 4/15/43	764	783
		35,275

Government National Mortgage Association II – 4.5%

Pool #3570, 6.00%, 6/20/34	88	99

Pool #3665, 5.50%, 1/20/35	261	294

Pool #3852, 6.00%, 5/20/36	44	49

Pool #3879, 6.00%, 7/20/36	142	159

Pool #3910, 6.00%, 10/20/36	73	83

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Government National Mortgage Association II – 4.5% – continued

Pool #3994, 5.00%, 6/20/37	$53	$57

Pool #4018, 6.50%, 8/20/37	159	182

Pool #4026, 5.00%, 9/20/37	66	71

Pool #4027, 5.50%, 9/20/37	37	41

Pool #4040, 6.50%, 10/20/37	33	38

Pool #4098, 5.50%, 3/20/38	219	246

Pool #4116, 6.50%, 4/20/38	76	90

Pool #4170, 6.00%, 6/20/38	172	193

Pool #4194, 5.50%, 7/20/38	425	474

Pool #4243, 5.00%, 9/20/38	109	118

Pool #4244, 5.50%, 9/20/38	114	128

Pool #4245, 6.00%, 9/20/38	68	76

Pool #4269, 6.50%, 10/20/38	85	97

Pool #4290, 5.50%, 11/20/38	81	92

Pool #4344, 6.00%, 1/20/39	145	163

Pool #4345, 6.50%, 1/20/39	95	112

Pool #4425, 5.50%, 4/20/39	252	285

Pool #4559, 5.00%, 10/20/39	614	683

Pool #4561, 6.00%, 10/20/39	299	339

Pool #4617, 4.50%, 1/20/40	172	187

Pool #4619, 5.50%, 1/20/40	547	615

Pool #4713, 4.50%, 6/20/40	521	567

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Government National Mortgage Association II – 4.5% – continued

Pool #4747, 5.00%, 7/20/40	$462	$514

Pool #4881, 3.50%, 12/20/40	1,711	1,798

Pool #4882, 4.00%, 12/20/40	4,028	4,329

Pool #4923, 4.50%, 1/20/41	395	430

Pool #5050, 4.00%, 5/20/26	356	379

Pool #5081, 4.00%, 6/20/41	686	735

Pool #5082, 4.50%, 6/20/41	720	783

Pool #5083, 5.00%, 6/20/41	2,790	3,103

Pool #5114, 4.00%, 7/20/41	2,748	2,942

Pool #5141, 5.00%, 8/20/41	375	417

Pool #5175, 4.50%, 9/20/41	374	407

Pool #5176, 5.00%, 9/20/41	1,758	1,947

Pool #5202, 3.50%, 10/20/41	972	1,023

Pool #5203, 4.00%, 10/20/41	637	684

Pool #5232, 3.50%, 11/20/41	552	580

Pool #5264, 5.50%, 12/20/41	49	55

Pool #5280, 4.00%, 1/20/42	703	754

Pool #5304, 3.50%, 2/20/42	680	714

Pool #5317, 5.50%, 2/20/42	335	371

Pool #5326, 3.00%, 3/20/27	965	1,011

Pool #5331, 3.50%, 3/20/42	1,102	1,158

Pool #626951, 3.00%, 6/20/45	836	856

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Government National Mortgage Association II – 4.5% – continued

Pool #654804, 6.00%, 5/20/36	$148	$167

Pool #737602, 4.00%, 11/20/40	613	664

Pool #752757, 4.50%, 11/20/40	871	955

Pool #755677, 4.00%, 12/20/40	533	575

Pool #766711, 4.00%, 5/20/42	2,305	2,507

Pool #782433, 6.00%, 10/20/38	255	286

Pool #783976, 3.50%, 4/20/43	4,356	4,578

Pool #82737, 3.00%, 2/20/41	360	375

Pool #AA5970, 3.00%, 1/20/43	2,083	2,131

Pool #AA6054, 3.00%, 2/20/43	2,890	2,965

Pool #AA6149, 3.00%, 3/20/43	2,107	2,156

Pool #AA6160, 3.50%, 3/20/43	835	878

Pool #AA6243, 3.50%, 4/20/43	323	340

Pool #AB9443, 3.50%, 11/20/42	1,296	1,360

Pool #AD1755, 3.50%, 2/20/43	1,286	1,351

Pool #AD8825, 3.50%, 3/20/43	788	828

Pool #AF5097, 4.00%, 8/20/43	2,379	2,565

Pool #AJ0645, 3.50%, 7/20/44	680	714

Pool #AJ3643, 4.00%, 10/20/44	1,440	1,554

Pool #AK6867, 3.50%, 1/20/45	4,147	4,361

Pool #AO7525, 3.50%, 8/20/45	2,991	3,145

Pool #MA0022, 3.50%, 4/20/42	1,114	1,171

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Government National Mortgage Association II – 4.5% – continued

Pool #MA0088, 3.50%, 5/20/42	$2,487	$2,614

Pool #MA0220, 3.50%, 7/20/42	1,284	1,350

Pool #MA0318, 3.50%, 8/20/42	2,352	2,472

Pool #MA0321, 5.00%, 8/20/42	688	756

Pool #MA0391, 3.00%, 9/20/42	4,584	4,704

Pool #MA0392, 3.50%, 9/20/42	992	1,043

Pool #MA0852, 3.50%, 3/20/43	2,063	2,168

Pool #MA0933, 3.00%, 4/20/43	1,953	2,000

Pool #MA0934, 3.50%, 4/20/43	707	742

Pool #MA1011, 3.00%, 5/20/43	1,879	1,928

Pool #MA1012, 3.50%, 5/20/43	1,792	1,883

Pool #MA1064, 2.50%, 6/20/28	1,147	1,179

Pool #MA1089, 3.00%, 6/20/43	2,021	2,073

Pool #MA1224, 3.50%, 8/20/43	1,644	1,727

Pool #MA1285, 3.50%, 9/20/43	924	971

Pool #MA1839, 4.00%, 4/20/44	636	679

Pool #MA1851, 2.50%, 4/20/44	209	215

Pool #MA1920, 4.00%, 5/20/44	699	746

Pool #MA2224, 4.00%, 9/20/44	3,866	4,122

Pool #MA2304, 4.00%, 10/20/44	3,723	3,969

Pool #MA2444, 3.00%, 12/20/44	464	475

Pool #MA2521, 3.50%, 1/20/45	2,223	2,333

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 31.9% (8) – continued

Government National Mortgage Association II – 4.5% – continued

Pool #MA2522, 4.00%, 1/20/45	$871	$928

Pool #MA2677, 3.00%, 3/20/45	975	996

Pool #MA2753, 3.00%, 4/20/45	2,451	2,505

Pool #MA2754, 3.50%, 4/20/45	1,232	1,293

Pool #MA2891, 3.00%, 6/20/45	1,487	1,520

Pool #MA2935, 3.00%, 7/20/30	1,682	1,760

Pool #MA2960, 3.00%, 7/20/45	1,866	1,907

Pool #MA3106, 4.00%, 9/20/45	3,193	3,412
		120,624

Tennessee Valley Authority – 0.1%
5.50%, 7/18/17	600	651
5.25%, 9/15/39	1,650	2,047
		2,698
Total U.S. Government Agencies
(Cost $841,228)		858,023

U.S. GOVERNMENT OBLIGATIONS – 35.2%

U.S. Treasury Bonds – 6.9%
8.75%, 8/15/20	450	606
8.00%, 11/15/21	1,125	1,544
7.13%, 2/15/23	2,000	2,744
6.25%, 8/15/23	11,550	15,275
7.63%, 2/15/25	165	245
6.00%, 2/15/26	11,750	16,061
6.13%, 11/15/27	9,000	12,772
6.25%, 5/15/30	6,000	8,914
5.38%, 2/15/31	4,000	5,551
4.50%, 2/15/36	475	623
4.75%, 2/15/37	6,240	8,461
5.00%, 5/15/37	2,235	3,134
4.38%, 2/15/38	3,890	5,002
4.50%, 5/15/38	1,700	2,224
3.50%, 2/15/39	6,000	6,768
4.25%, 5/15/39	9,250	11,658
4.50%, 8/15/39	8,000	10,436

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 35.2% – continued

U.S. Treasury Bonds – 6.9% – continued
4.38%, 11/15/39	$7,000	$8,982
4.63%, 2/15/40	5,250	6,977
4.38%, 5/15/40	1,000	1,283
3.88%, 8/15/40	5,000	5,955
3.75%, 8/15/41	4,000	4,695
3.13%, 2/15/42	2,000	2,105
2.75%, 8/15/42	2,500	2,437
3.38%, 5/15/44	5,000	5,488
3.00%, 11/15/44	17,000	17,360
2.50%, 2/15/45	6,000	5,524
3.00%, 5/15/45	13,000	13,304
		186,128

U.S. Treasury Notes – 28.3%
1.50%, 7/31/16	5,000	5,048
1.00%, 8/31/16	10,000	10,056
1.00%, 9/30/16	25,000	25,151
1.00%, 10/31/16	5,000	5,032
4.63%, 11/15/16	2,600	2,722
0.50%, 11/30/16	15,000	15,011
0.88%, 11/30/16	30,000	30,152
0.63%, 12/31/16	15,000	15,029
0.88%, 1/31/17	20,000	20,104
4.63%, 2/15/17	500	528
1.00%, 3/31/17	12,000	12,088
3.13%, 4/30/17	7,000	7,287
4.50%, 5/15/17	1,850	1,968
0.63%, 5/31/17	15,000	15,011
0.88%, 6/15/17	15,000	15,073
0.88%, 7/15/17	10,000	10,047
4.75%, 8/15/17	2,400	2,584
0.63%, 8/31/17	5,000	5,000
1.00%, 9/15/17	30,000	30,211
0.63%, 9/30/17	7,000	6,997
4.25%, 11/15/17	2,950	3,170
0.75%, 12/31/17	10,000	10,004
0.88%, 1/15/18	25,000	25,067
0.88%, 1/31/18	10,000	10,027
3.50%, 2/15/18	6,250	6,650
0.75%, 2/28/18	5,000	4,996
3.88%, 5/15/18	3,300	3,561
1.38%, 6/30/18	2,600	2,635
0.88%, 7/15/18	15,000	14,999
1.38%, 7/31/18	10,000	10,134
1.50%, 8/31/18	17,030	17,319

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 35.2% – continued

U.S. Treasury Notes – 28.3% – continued
3.75%, 11/15/18	$2,300	$2,497
1.50%, 12/31/18	10,000	10,154
2.75%, 2/15/19	18,000	19,004
1.38%, 2/28/19	4,000	4,041
1.50%, 2/28/19	5,000	5,072
1.63%, 4/30/19	10,000	10,182
1.63%, 6/30/19	10,000	10,177
0.88%, 7/31/19	2,000	1,978
1.63%, 7/31/19	10,000	10,172
3.63%, 8/15/19	18,000	19,659
1.75%, 9/30/19	60,000	61,272
3.38%, 11/15/19	16,000	17,379
1.63%, 12/31/19	2,500	2,537
3.63%, 2/15/20	5,000	5,493
1.38%, 3/31/20	2,280	2,287
1.13%, 4/30/20	4,000	3,965
3.50%, 5/15/20	5,000	5,481
1.38%, 5/31/20	15,000	15,027
1.50%, 5/31/20	20,000	20,174
2.63%, 8/15/20	3,000	3,175
2.63%, 11/15/20	3,000	3,172
3.63%, 2/15/21	12,000	13,314
2.13%, 6/30/21	1,740	1,793
2.13%, 8/15/21	36,000	37,055
2.13%, 6/30/22	10,000	10,260
1.63%, 8/15/22	19,000	18,839
2.75%, 11/15/23	5,000	5,323
2.50%, 5/15/24	20,000	20,833
2.38%, 8/15/24	26,000	26,779
2.25%, 11/15/24	23,000	23,430
2.00%, 2/15/25	27,000	26,895
		761,080
Total U.S. Government Obligations
(Cost $912,185)		947,208

MUNICIPAL BONDS – 0.8%

Arizona – 0.0%

Phoenix Taxable G.O. Unlimited Bonds, Series A, Build America Bonds, 5.27%, 7/1/34	100	115

Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds, 4.84%, 1/1/41	110	129
		244

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.8% – continued

California – 0.3%

Bay Area Toll Bridge Authority Revenue Bonds, Series F-2, Build America Bonds, 6.26%, 4/1/49	$425	$565

Bay Area Toll Bridge Authority Subordinate Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/1/50	150	206

Bay Area Toll Bridge Authority TRB, Series S3, Build America Bonds, 6.91%, 10/1/50	150	204

California State G.O. Unlimited Bonds, Build America Bonds, 7.70%, 11/1/30	135	165
7.30%, 10/1/39	920	1,272
7.60%, 11/1/40	400	587

California State Public Works Board Lease Revenue Bonds, Series G-2, Build America Bonds, 8.36%, 10/1/34	50	71

California State Taxable G.O. Unlimited Bonds, Build America Bonds, 7.63%, 3/1/40	405	582

California State Various Purpose Taxable G.O. Unlimited Bonds, 6.20%, 3/1/19	200	229

California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds, 7.55%, 4/1/39	585	846

East Bay Municipal Utility District Water System Revenue Bonds, Build America Bonds, 5.87%, 6/1/40	300	376

Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds, 6.75%, 8/1/49	150	207

Los Angeles Department of Airports Direct Pay TRB, Build America Bonds, 6.58%, 5/15/39	250	323

Los Angeles Unified School District G.O. Unlimited Bonds, Build America Bonds, 6.76%, 7/1/34	290	381

Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds, 5.75%, 7/1/34	335	401

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.8% – continued

California – 0.3% – continued

Metropolitan Water District of Southern California TRB, Issuer Subseries A, Build America Bonds, 6.95%, 7/1/40	$100	$118

San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds, 6.14%, 5/1/49	100	126

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds, 6.95%, 11/1/50	75	105

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, Build America Bonds, 6.00%, 11/1/40	300	364

University of California Revenue Bonds, Build America Bonds, 6.27%, 5/15/31	200	224
5.95%, 5/15/45	150	183
		7,535

Colorado – 0.0%

Denver City & County G.O. Unlimited Bonds, Build America Bonds, 5.65%, 8/1/30	250	289

Denver City & County School District No. 1 Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (State Aid Withholding), 5.66%, 12/1/33	50	59
		348

Connecticut – 0.0%

Connecticut State G.O. Unlimited Bonds, Build America Bonds, 5.63%, 12/1/29	165	193

Connecticut State G.O. Unlimited Bonds, Series A, 5.85%, 3/15/32	300	356
		549

District of Columbia – 0.0%

District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds, 5.59%, 12/1/34	30	36

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.8% – continued

Florida – 0.0%

Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, 2.11%, 7/1/18	$500	$506

Georgia – 0.0%

Municipal Electric Authority of Georgia Plant Vogtle Units TRB, Build America Bonds, 6.64%, 4/1/57	70	82
6.66%, 4/1/57	100	117
7.06%, 4/1/57	300	326
		525

Illinois – 0.1%

Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding TRB, Series A, 6.90%, 12/1/40	300	337

Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds, 6.20%, 12/1/40	140	146

Illinois State Taxable G.O. Unlimited Bonds, 5.67%, 3/1/18	300	321

Illinois State Taxable Pension G.O. Unlimited Bonds, 5.10%, 6/1/33	705	661
		1,465

Massachusetts – 0.0%

Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds, 4.50%, 8/1/31	250	271

Massachusetts State School Building Authority Sales TRB, Build America Bonds, 5.72%, 8/15/39	100	122
		393

Mississippi – 0.0%

Mississippi State Taxable G.O. Unlimited Bonds, Series F, Build America Bonds, 5.25%, 11/1/34	100	115

Nevada – 0.0%

Clark County Airport Revenue Bonds, Series B, Build America Bonds, 6.88%, 7/1/42	355	405

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.8% – continued

Nevada – 0.0% – continued

Clark County Airport System TRB, Series C, Build America Bonds, 6.82%, 7/1/45	$200	$274
		679

New Jersey – 0.1%

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds, 6.56%, 12/15/40	200	206

New Jersey State Transportation Trust Fund Authority TRB, Series C, Build America Bonds, 6.10%, 12/15/28	300	316

New Jersey State Turnpike Authority TRB, Series F, Build America Bonds, 7.41%, 1/1/40	125	173

Rutgers State University TRB, Series H, Build America Bonds, 5.67%, 5/1/40	145	169
		864

New York – 0.1%

Metropolitan Transportation Authority Dedicated Fund TRB, Build America Bonds, 7.34%, 11/15/39	75	109

Metropolitan Transportation Authority TRB, Build America Bonds, 6.69%, 11/15/40	100	129

Metropolitan Transportation Authority TRB, Series E, Build America Bonds, 6.81%, 11/15/40	60	78

New York City Municipal Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds, 5.75%, 6/15/41	200	252
5.72%, 6/15/42	250	313

New York City Transitional Finance Authority Future Tax Secured TRB, Build America Bonds, 5.77%, 8/1/36	300	363

New York G.O. Unlimited Bonds, Build America Bonds, 5.52%, 10/1/37	100	118

New York G.O. Unlimited Bonds, Series H-1, Build America Bonds, 5.85%, 6/1/40	85	105

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.8% – continued

New York – 0.1% – continued

New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.60%, 3/15/40	$250	$305

New York State Dormitory Authority Personal Income TRB, Series F, Build America Bonds, 5.63%, 3/15/39	75	90

New York State Urban Development Corp. TRB, Build America Bonds, 5.77%, 3/15/39	100	122

New York Taxable G.O. Unlimited Bonds, Series F-1, Build America Bonds, 6.65%, 12/1/31	225	262

Port Authority of New York & New Jersey Consolidated 160th TRB, 5.65%, 11/1/40	200	238

Port Authority of New York & New Jersey Consolidated 164th TRB, 5.65%, 11/1/40	350	416

Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds, 4.93%, 10/1/51	250	269
		3,169

Ohio – 0.1%

American Municipal Power-Ohio, Inc. Revenue Bonds, Issuer Subseries B, Build America Bonds, 6.45%, 2/15/44	200	238

American Municipal Power-Ohio, Inc. TRB, Series B, Build America Bonds, Combined Hydroelectric Projects, 8.08%, 2/15/50	300	434

Northeast Regional Sewer District Improvement TRB, Build America Bonds, 6.04%, 11/15/40	145	165

Ohio State University TRB, Series A, 4.80%, 6/1/11 (3)	200	193

Ohio State University TRB, Series C, Build America Bonds, 4.91%, 6/1/40	190	216

Ohio State Water Quality Development Authority Pollution Control TRB, Series B-2, Loan Fund, 4.88%, 12/1/34	90	102
		1,348

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.8% – continued

Oregon – 0.0%

Oregon State Department of Transportation Highway User TRB, Series A, Sub Lien, Build America Bonds, 5.83%, 11/15/34	$200	$252

Pennsylvania – 0.0%

State Public School Building Authority TRB, Series A, Qualified School Construction Bonds, 5.00%, 9/15/27	200	217

Tennessee – 0.0%

Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate TRB, Series B, Build America Bonds, 6.73%, 7/1/43	100	126

Texas – 0.1%

Dallas Area Rapid Transit Sales TRB, Build America Bonds, 5.02%, 12/1/48	180	210

Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF Gtd.), 6.45%, 2/15/35	200	235

Houston Taxable G.O. Limited Refunding Bonds, Series A, Pension Obligation, 6.29%, 3/1/32	290	356

North Texas Tollway Authority TRB, Series B, Build America Bonds, 6.72%, 1/1/49	125	169

San Antonio Electric & Gas Revenue Bonds, Build America Bonds, 5.99%, 2/1/39	200	256

Texas State Transportation Commission Highway Fund TRB, Series B, First Tier, 5.18%, 4/1/30	300	349

Texas State Transportation Commission Taxable G.O. Unlimited Bonds, Build America Bonds, 5.52%, 4/1/39	200	250

University of Texas Revenue Bonds, Series C, Build America Bonds, 4.79%, 8/15/46	100	115

University of Texas Revenue Bonds, Series D, Build America Bonds, 5.13%, 8/15/42	190	226
		2,166

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.8% – continued

Utah – 0.0%

Utah State G.O. Unlimited Bonds, Series B, Build America Bonds, 3.54%, 7/1/25	$95	$101

Washington – 0.0%

Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds, 5.49%, 11/1/39	80	98

Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds, 6.79%, 7/1/40	100	124

Washington State G.O. Unlimited Bonds, Series F, Build America Bonds, 5.14%, 8/1/40	100	119
		341
Total Municipal Bonds
(Cost $17,734)		20,979

	NUMBER OF SHARES	VALUE (000s)
OTHER – 0.0%

Escrow Lehman Brothers Holdings Capital Trust VII (9)(10)	50,000	$–
Total Other
(Cost $39)		–

INVESTMENT COMPANIES – 4.6%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (11)	123,790,120	123,790
Total Investment Companies
(Cost $123,790)		123,790

Total Investments – 104.1%
(Cost $2,730,785)		2,800,319

Liabilities less Other Assets – (4.1)%		(109,386)
NET ASSETS – 100.0%		$2,690,933

(1)	Value rounds to less than one thousand.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	Century bond maturing in 2111.
(4)	Century bond maturing in 2114.
(5)	Century bond maturing in 2112.
(6)	When-Issued Security. Coupon rate is not in effect at September 30, 2015.
(7)	Zero coupon bond.
(8)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(9)	Issuer has defaulted on terms of debt obligation.
(10)	Level 3 asset that is worthless, bankrupt or has been delisted.
(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

At September 30, 2015, the quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Agency	26.2%
U.S. Treasury	41.3
AAA	4.6
AA	4.4
A	12.0
BBB	11.5

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s, and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities (1)	$–	$51,387	$–	$51,387
Corporate Bonds (1)	–	565,257	–	565,257
Foreign Issuer Bonds (1)	–	233,675	–	233,675
U.S. Government Agencies (1)	–	858,023	–	858,023
U.S. Government Obligations (1)	–	947,208	–	947,208
Municipal Bonds (1)	–	20,979	–	20,979
Investment Companies	123,790	–	–	123,790
Total Investments	$123,790	$2,676,529	$–	$2,800,319

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 96.3%

U.S. Treasury Bonds – 14.0%
6.00%, 2/15/26	$125	$171
6.50%, 11/15/26	75	108
6.38%, 8/15/27	115	166
6.13%, 11/15/27	75	106
5.50%, 8/15/28	150	204
5.25%, 11/15/28	100	134
6.13%, 8/15/29	50	73
6.25%, 5/15/30	175	260
5.38%, 2/15/31	200	278
4.50%, 2/15/36	190	249
4.75%, 2/15/37	25	34
5.00%, 5/15/37	100	140
4.38%, 2/15/38	150	193
4.50%, 5/15/38	95	124
3.50%, 2/15/39	160	181
4.25%, 5/15/39	200	252
4.50%, 8/15/39	175	228
4.38%, 11/15/39	150	193
4.63%, 2/15/40	335	445
4.38%, 5/15/40	290	372
3.88%, 8/15/40	250	298
4.25%, 11/15/40	275	347
4.75%, 2/15/41	295	400
4.38%, 5/15/41	190	245
3.75%, 8/15/41	255	299
3.13%, 11/15/41	225	237
3.13%, 2/15/42	300	316
3.00%, 5/15/42	205	210
2.75%, 8/15/42	320	312
2.75%, 11/15/42	365	355
3.13%, 2/15/43	405	424
2.88%, 5/15/43	625	623
3.63%, 8/15/43	500	576
3.75%, 11/15/43	600	706
3.63%, 2/15/44	650	748
3.38%, 5/15/44	650	713
3.13%, 8/15/44	625	654
3.00%, 11/15/44	575	587
2.50%, 2/15/45	650	598
3.00%, 5/15/45	600	614
2.88%, 8/15/45	475	475
		13,648

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 96.3% – continued

U.S. Treasury Notes – 82.3%
0.63%, 10/15/16	$475	$476
0.38%, 10/31/16	750	750
1.00%, 10/31/16	250	252
3.13%, 10/31/16	200	206
0.63%, 11/15/16	700	702
0.50%, 11/30/16	800	801
0.88%, 11/30/16	600	603
2.75%, 11/30/16	400	411
0.63%, 12/15/16	300	301
0.63%, 12/31/16	250	250
0.88%, 12/31/16	600	603
3.25%, 12/31/16	400	414
0.75%, 1/15/17	450	452
0.50%, 1/31/17	250	250
0.88%, 1/31/17	250	251
3.13%, 1/31/17	550	569
0.63%, 2/15/17	500	501
0.50%, 2/28/17	750	750
0.88%, 2/28/17	550	553
3.00%, 2/28/17	250	259
0.75%, 3/15/17	400	401
0.50%, 3/31/17	450	450
3.25%, 3/31/17	500	520
0.88%, 4/15/17	500	502
0.50%, 4/30/17	400	400
0.88%, 4/30/17	750	754
0.88%, 5/15/17	900	905
0.63%, 5/31/17	1,025	1,026
2.75%, 5/31/17	250	259
0.88%, 6/15/17	300	301
0.63%, 6/30/17	500	500
0.75%, 6/30/17	500	501
2.50%, 6/30/17	300	310
0.88%, 7/15/17	350	352
0.50%, 7/31/17	250	250
0.63%, 7/31/17	500	500
2.38%, 7/31/17	500	516
0.88%, 8/15/17	500	502
0.63%, 8/31/17	700	700
1.88%, 8/31/17	500	512
0.63%, 9/30/17	1,350	1,349
1.88%, 9/30/17	400	410
0.88%, 10/15/17	500	502

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 96.3% – continued

U.S. Treasury Notes – 82.3% – continued
0.75%, 10/31/17	$450	$451
1.88%, 10/31/17	300	307
0.88%, 11/15/17	750	753
0.63%, 11/30/17	850	848
1.00%, 12/15/17	450	453
0.75%, 12/31/17	700	700
0.88%, 1/31/18	700	702
1.00%, 2/15/18	500	503
3.50%, 2/15/18	350	372
0.75%, 2/28/18	450	450
0.75%, 3/31/18	550	549
2.88%, 3/31/18	250	263
0.75%, 4/15/18	250	250
0.63%, 4/30/18	500	497
2.63%, 4/30/18	200	209
1.00%, 5/15/18	350	351
3.88%, 5/15/18	150	162
1.00%, 5/31/18	750	753
1.13%, 6/15/18	450	453
1.38%, 6/30/18	400	405
0.88%, 7/15/18	300	300
1.38%, 7/31/18	400	405
1.00%, 8/15/18	500	501
1.50%, 8/31/18	765	778
1.00%, 9/15/18	400	401
1.38%, 9/30/18	850	861
1.25%, 10/31/18	650	656
1.75%, 10/31/18	450	461
3.75%, 11/15/18	400	434
1.25%, 11/30/18	750	756
1.38%, 11/30/18	750	759
1.38%, 12/31/18	250	253
1.50%, 12/31/18	750	762
1.25%, 1/31/19	650	654
1.50%, 1/31/19	750	761
2.75%, 2/15/19	650	686
1.38%, 2/28/19	500	505
1.50%, 2/28/19	400	406
1.50%, 3/31/19	200	203
1.63%, 3/31/19	600	611
1.25%, 4/30/19	500	503
1.63%, 4/30/19	1,000	1,018
1.13%, 5/31/19	400	400
1.50%, 5/31/19	600	608

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 96.3% – continued

U.S. Treasury Notes – 82.3% – continued
1.00%, 6/30/19	$300	$298
0.88%, 7/31/19	500	494
1.00%, 8/31/19	175	174
1.63%, 8/31/19	250	254
1.00%, 9/30/19	225	223
1.25%, 10/31/19	250	250
1.50%, 10/31/19	390	394
1.00%, 11/30/19	160	158
1.13%, 12/31/19	260	258
1.25%, 1/31/20	500	499
1.38%, 1/31/20	350	351
3.63%, 2/15/20	500	549
1.25%, 2/29/20	350	349
1.38%, 2/29/20	150	151
1.13%, 3/31/20	250	248
1.38%, 3/31/20	200	201
1.13%, 4/30/20	700	694
3.50%, 5/15/20	350	384
1.38%, 5/31/20	400	401
1.50%, 5/31/20	300	303
1.63%, 6/30/20	550	557
1.63%, 7/31/20	600	607
2.00%, 7/31/20	200	206
2.63%, 8/15/20	300	317
1.38%, 8/31/20	1,000	1,001
2.13%, 8/31/20	335	347
1.38%, 9/30/20	1,000	1,000
1.75%, 10/31/20	480	487
2.63%, 11/15/20	825	872
2.00%, 11/30/20	325	334
2.13%, 1/31/21	175	181
3.63%, 2/15/21	650	721
2.00%, 2/28/21	665	682
2.25%, 3/31/21	350	363
2.25%, 4/30/21	375	389
3.13%, 5/15/21	475	515
2.00%, 5/31/21	350	358
2.13%, 6/30/21	350	361
2.25%, 7/31/21	475	493
2.13%, 8/15/21	500	515
2.00%, 8/31/21	500	511
2.13%, 9/30/21	450	463
2.00%, 10/31/21	400	408
2.00%, 11/15/21	725	740

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 96.3% – continued

U.S. Treasury Notes – 82.3% – continued
1.88%, 11/30/21	$550	$557
2.13%, 12/31/21	475	488
1.50%, 1/31/22	500	494
2.00%, 2/15/22	425	434
1.75%, 2/28/22	500	502
1.75%, 3/31/22	450	451
1.75%, 4/30/22	400	401
1.75%, 5/15/22	375	376
1.88%, 5/31/22	400	404
2.13%, 6/30/22	450	462
2.00%, 7/31/22	400	407
1.63%, 8/15/22	300	297
1.88%, 8/31/22	475	479
1.75%, 9/30/22	600	600
1.63%, 11/15/22	450	446
2.00%, 2/15/23	675	684
1.75%, 5/15/23	725	719
2.50%, 8/15/23	650	679
2.75%, 11/15/23	850	905
2.50%, 5/15/24	1,625	1,693
2.38%, 8/15/24	975	1,004
2.25%, 11/15/24	1,025	1,044
2.00%, 2/15/25	1,025	1,021
2.13%, 5/15/25	950	956
2.00%, 8/15/25	1,025	1,020
		80,473
Total U.S. Government Obligations
(Cost $92,316)		94,121

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 4.9%

Northern Institutional Funds – U.S. Government Portfolio, 0.01% (1)	4,786,926	$4,787
Total Investment Companies
(Cost $4,787)		4,787

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.5%

U.S. Treasury Bill, (0.01)%, 10/1/15 (2)	$500	$500
Total Short-Term Investments
(Cost $500)		500

Total Investments – 101.7%
(Cost $97,603)		99,408

Liabilities less Other Assets – (1.7)%		(1,708)
NET ASSETS – 100.0%		$97,700

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.

Percentages shown are based on Net Assets.

At September 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
5-Year U.S. Treasury Note	25	$3,013	Long	12/15	$28

At September 30, 2015, the quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	95.2%
Cash Equivalents	4.8

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, Standard & Poor’s and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Obligations (1)	$–	$94,121	$–	$94,121
Investment Companies	4,787	–	–	4,787
Short-Term Investments	–	500	–	500
Total Investments	$4,787	$94,621	$–	$99,408

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$28	$–	$–	$28

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

ABBREVIATIONS AND OTHER INFORMATION	SEPTEMBER 30, 2015 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

Fannie Mae	Federal National Mortgage Association
FHLMC	Federal Home Loan Mortgage Corporation
Freddie Mac	Federal Home Loan Mortgage Corporation
G.O.	General Obligation
PSF	Permanent School Fund
TBA	To Be Announced
TRB	Tax Revenue Bonds

The interest rates represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the puttable date for floating and variable rate securities.

FIXED INCOME INDEX FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2015 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 47 funds as of September 30, 2015, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Bond Index and U.S. Treasury Index Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or “U.S. GAAP.” The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Equity securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s

NORTHERN FUNDS SEMIANNUAL REPORT	81	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Legal and Fund Administration and NTI’s Compliance and Risk Management groups. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing of fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund will sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund will do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund will purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund will utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses, on closed futures contracts, in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

The contract position and investment strategy utilized during the six months ended September 30, 2015, was as follows:

	CONTRACT POSITION	INVESTMENT STRATEGY
U.S. Treasury Index	Long	Hedging/Liquidity

At September 30, 2015, the aggregate fair value of securities pledged to cover margin requirements for open positions for the U.S. Treasury Index Fund was approximately $500,000. Further information on the impact of this position on the Fund’s financial statements can be found in Note 10.

C) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. At the time a Fund enters into this type of transaction, it is required to segregate collateral of cash or liquid assets having a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitments. When-issued securities at September 30, 2015, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

On February 14, 2014, the Bond Index Fund entered into Master Securities Forward Transaction Agreements (“MSFTA”) with certain counterparties, pursuant to which the Fund has agreed to pledge cash and/or securities as collateral to certain counterparties to secure the repayment of the Fund’s obligations to those counterparties under the MSFTA. At September 30, 2015, the Bond Index Fund received cash and securities from brokers as collateral. The amount of the cash collateral received is included in Collateral held at custodian with the corresponding payable included in the Due to brokers in the Statements of Assets and Liabilities. Collateral received in the form of a U.S. T-Bill amounted to approximately $357,000, which is not included in the Statements of Assets and Liabilities. No collateral has been pledged for the Fund as of September 30, 2015.

D) MORTGAGE DOLLAR ROLLS Certain Funds enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in

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FIXED INCOME INDEX FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.

For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

E) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes.

F) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

G) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY
Bond Index	Daily	Monthly
U.S. Treasury Index	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications relate to paydowns. These reclassifications have no impact on the net assets or the net asset values per share of the Funds. At March 31, 2015, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Bond Index	$3,697		$(3,697)

H) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

At March 31, 2015, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAIN (LOSSES)
Bond Index	$2,417	$1,138	$118,020
U.S. Treasury Index	23	409	2,757

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2015, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Bond Index	$ —	$62,935	$1,892
U.S. Treasury Index	—	1,374	304

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2014 was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Bond Index	$ —	$65,153	$1,946
U.S. Treasury Index	—	1,515	1,289

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

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FIXED INCOME INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

As of March 31, 2015, neither Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2012 through March 31, 2014 or November 30, 2012 through November 30, 2013 as applicable, remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense on the Statements of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2015.

Service Plan expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2015.

4. BANK BORROWINGS

The Trust entered into a $250,000,000 senior unsecured revolving credit facility on November 24, 2014, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one-month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.08 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations. The Credit Facility expires on November 23, 2015.

At a meeting held on November 18-19, 2015, the Board approved an agreement with Citibank, N.A. that replaced the Credit Facility (the “New Credit Facility”). The New Credit Facility is in the amount of $250,000,000. The interest rate charged under the New Credit Facility is the sum of (x) the Federal Funds Rate plus (y) if one month LIBOR on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (z) 1.00% per annum. In addition, there is an annual commitment fee of 0.10 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 23, 2015 and will expire on November 21, 2016, unless renewed.

At September 30, 2015, the Funds did not have any outstanding borrowings. The Funds did not have any borrowings or incur any interest expense for the six months ended September 30, 2015.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by the investment advisor as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2015, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the table below.

	CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Bond Index	0.13%	0.15%
U.S. Treasury Index	0.13%	0.15%

The contractual reimbursement arrangement is expected to continue until at least July 31, 2016. The contractual reimbursement arrangement will continue automatically for periods of one-year (each such one year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related

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FIXED INCOME INDEX FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets of the Funds.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

The Bond Index Fund and U.S. Treasury Index Fund currently invest uninvested cash in the Diversified Assets Portfolio or the U.S. Government Portfolio (collectively, the “Portfolios”), each a series of Northern Institutional Funds, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission. The exemptive order requires the Funds’ Board, including a majority of the independent Trustees, to consider and evaluate the advisory fees and services provided to the Funds by NTI as a result of uninvested cash being invested in the Portfolios. Each Fund bears indirectly a proportionate share of the applicable Portfolio’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the Portfolios pay to NTI and/or its affiliates. Currently, the Total Annual Portfolio Operating Expenses After Expense Reimbursement as reflected in the Portfolios’ prospectus, which includes, management, transfer agent and custody fees, payable to NTI and/or its affiliates on any assets invested in the Diversified Assets Portfolio, or the U.S. Government Portfolio is 0.35 percent of average daily net assets. However, pursuant to the exemptive order, to the extent of any duplicative advisory fees and services, NTI will reimburse each Fund for a portion of the management fees attributable to advisory services otherwise payable by the Fund on any assets invested in the Portfolios. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2015, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Bond Index	$1,268,185	$168,919	$1,325,894	$101,112
U.S. Treasury Index	45,452	—	37,757	—

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in real estate investment trusts and passive foreign investment companies.

At September 30, 2015, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION	COST BASIS OF SECURITIES
Bond Index	$85,588	$(16,181)	$69,407	$2,730,912
U.S. Treasury Index	1,796	(123)	$1,673	97,735

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FIXED INCOME INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2015 were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond Index	37,010	$394,168	657	$7,022	(36,876)	$(392,073)	791	$9,117
U.S. Treasury Index	2,139	46,836	30	657	(1,850)	(40,462)	319	7,031

Transactions in capital shares for the fiscal year ended March 31, 2015 were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Bond Index	92,569	$993,180	1,437	$15,409	(55,691)	$(596,710)	38,315	$411,879
U.S. Treasury Index	2,268	49,571	75	1,644	(3,558)	(77,484)	(1,215)	(26,269)

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2015, were as follows:

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD
Bond Index	Northern Institutional Funds — Diversified Assets Portfolio	$179,803	$212,020	$268,033	$—	$—	$9	$123,790
U.S. Treasury Index	Northern Institutional Funds — U.S. Government Portfolio	2,381	52,954	50,548	—	—	—	4,787

10. DERIVATIVE INSTRUMENTS

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2015:

		ASSETS			LIABILITIES
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF ASSETS AND LIABILITIES LOCATION	VALUE		STATEMENTS OF ASSETS AND LIABILITIES LOCATION	VALUE
U.S. Treasury Index	Interest rate contracts	Net Assets — Net unrealized appreciation	$28	*	Net Assets — Net unrealized depreciation	$—

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

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FIXED INCOME INDEX FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2015:

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
U.S. Treasury Index	Interest rate contracts	Net realized gains on futures contracts	$43

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
U.S. Treasury Index	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(11)

Volume of derivative activity for the six months ended September 30, 2015*:

	FUTURES CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
U.S. Treasury Index	2	$3,039

*	Activity during the period is measured by number of trades during the period and average notional amount for futures interest rate contracts.

**	Amounts in thousands.

11. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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FIXED INCOME INDEX FUNDS

FUND EXPENSES SEPTEMBER 30, 2015 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2015 through September 30, 2015.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/15 - 9/30/15” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market funds investments, but shareholders of other funds may incur such costs. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 85), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

BOND INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.15%	$1,000.00	$995.70	$0.75
Hypothetical**	0.15%	$1,000.00	$1,024.32	$0.76

U.S. TREASURY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.16%	$1,000.00	$1,000.90	$0.80
Hypothetical**	0.16%	$1,000.00	$1,024.27	$0.81

*	Expenses are calculated using the Funds' annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2015. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds' actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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FIXED INCOME INDEX FUNDS

APPROVAL OF MANAGEMENT AGREEMENT	SEPTEMBER 30, 2015 (UNAUDITED)

The Board of Trustees oversees the management of Northern Funds (the “Trust”), and reviews the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to all of the Funds by the Board of Trustees, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 20-21, 2015 (the “Annual Contract Meeting”).

In advance of the Annual Contract Meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Northern. The Trustees received written materials and verbal presentations relating to the Management Agreement in preparation for their consideration of the Management Agreement, as well as reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Management Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Funds. The Trustees noted that the evaluation process with respect to Northern is an ongoing one. In this regard, the Trustees received materials and information relating to Northern’s investment management services both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and cyber-security program; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual management fees and the total expenses (after reimbursements) borne by the Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. It was noted that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern. The Trustees considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds. They considered

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FIXED INCOME INDEX FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

Northern’s enhancements to technology during the year including enhancements to cyber-security controls, and those planned for the coming year. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the Funds’ regular reporting on stress testing. The Trustees also received information regarding the cyber-security program of Northern and its affiliates. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from Northern regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the high quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. The Trustees also took into account that the scope of services provided by Northern, and of the undertakings required of Northern in connection with those services, including maintaining and monitoring their own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior and investment personnel. The Trustees also considered Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which encourages investment in the Funds, as well as the consistency of Northern personnel and investment approach with respect to the Funds. The Trustees also noted Northern’s and its affiliates’ strong financial position, stability and willingness to support the Funds. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of the Funds. They first considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Lipper. The Trustees were provided with a description of the methodology Lipper used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks. Among other performance data considered, the Trustees noted that the Bond Index Fund outperformed its Lipper performance universe average for the one-year period ended January 31, 2015 and underperformed for the three- and five-year periods and that the U.S. Treasury Index Fund underperformed for the one-, three- and five-year periods. The Trustees also noted that each of the Funds underperformed against their benchmarks for the one-, three-, and five-year periods ended March 31, 2015. The Trustees took into account management’s discussion of the Funds’ performance, including the Funds’ performance relative to their benchmarks and expense peer groups for the one-year period. The Trustees took into account the high level of correlation and the relatively low tracking error between each of the Funds and its respective index benchmark. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues, if any. The Trustees determined, based on the information received, that Northern was appropriately monitoring any Funds that were underperforming relative to their peers.

The Trustees concluded based on the information received, that the Funds were satisfactorily tracking their respective benchmarks and that each Fund’s performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates and net management fees paid by the Funds after taking into account any expense reimbursements; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; its plans to provide additional reimbursements to keep the Funds within their expense caps; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. The Trustees also considered that, for those Funds that were sweeping uninvested cash into a Northern affiliated money market fund, Northern was in each case rebating back to the investing Fund all of the advisory fees that were received by it from the applicable money market fund in compliance with the Funds’ exemptive order. The Trustees also noted certain actions taken by Northern over the years to reduce Fund expenses, including a reduction in the transfer agency fee and elimination of the fund accounting fee for the Funds, as a part of the restructuring of advisory and administrative fees in 2014. The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Lipper. In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative

FIXED INCOME INDEX FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

costs. The Trustees considered that the contractual management fee rate for each of the Funds was below its respective Lipper peer group median. The Trustees also noted that the Funds’ net management fees were at or below their Lipper peer group medians. They also considered that each of the Funds’ total expense ratios after reimbursement of expenses was below its respective Lipper peer objective median. The Trustees also noted that Northern had waived and/or reimbursed management fees for each of the Funds. The Trustees also reviewed information comparing the Bond Index Fund’s fee rate to the fee rates charged by Northern to similarly managed, private institutional accounts. They noted that Northern did not manage private institutional accounts similarly managed to the U.S. Treasury Index Fund. With respect to the Bond Index Fund, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Fund and other differences. The Trustees considered the fee comparison in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds.

The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated underlying funds in which the Funds invested in the prior year.

In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and overall basis and both before and after distribution and certain non-distribution costs, such as shareholder servicing fees. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. In addition to considering actual profitability information, the Trustees also considered pro-forma profitability information for the prior year that reflected the change in management fee structure. The Trustees also noted that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent of the Funds. The Trustees also noted that Northern pays the Funds’ sub-administrative fees from the management fee. The Trustees also reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s fee waivers and expense reimbursements during the year to maintain the Funds’ expense ratios below the Lipper peer group median. The Trustees also took into account the high quality of the services received by the Funds from Northern, as well as the type of funds. The Trustees also noted the reduction in the transfer agency fee paid to the Funds’ transfer agent, an affiliate of Northern, as well as the elimination of the fund accounting fee for the Funds. The Trustees also considered that Northern should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered whether Northern had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds are sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees noted the recent change to the management fee structure. The Trustees also noted that the Funds’ contractual and net management fees were at or below the median of their respective expense peer groups and that total expense ratios after reimbursement of expenses were below the Funds’ respective Lipper peer group median.

The Trustees determined that the Funds’ current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also considered the extent to which Northern and its other clients, as well as the Funds, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios. The Trustees also noted the benefits to Northern and its affiliates from the ability to leverage resources over a larger asset base.

NORTHERN FUNDS SEMIANNUAL REPORT	91	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued	SEPTEMBER 30, 2015 (UNAUDITED)

After deliberation, the Trustees concluded with respect to each of the Funds that the management fees paid by each of the Funds was reasonable in light of the services provided by Northern, its costs and the Fund’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement for an additional one-year term.

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NORTHERN FUNDS SEMIANNUAL REPORT	93	FIXED INCOME INDEX FUNDS

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NORTHERN FUNDS SEMIANNUAL REPORT	95	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at www.northernfunds.com or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

FIXED INCOME INDEX FUNDS	96	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

15	ARIZONA TAX-EXEMPT FUND
Ticker Symbol: NOAZX

19	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Ticker Symbol: NCITX

26	CALIFORNIA TAX-EXEMPT FUND
Ticker Symbol: NCATX

30	HIGH YIELD MUNICIPAL FUND
Ticker Symbol: NHYMX

37	INTERMEDIATE TAX-EXEMPT FUND
Ticker Symbol: NOITX

55	SHORT-INTERMEDIATE TAX-EXEMPT FUND
Ticker Symbol: NSITX

78	TAX-EXEMPT FUND
Ticker Symbol: NOTEX

88	ABBREVIATIONS AND OTHER INFORMATION

89	NOTES TO THE FINANCIAL STATEMENTS

97	FUND EXPENSES

99	APPROVAL OF MANAGEMENT AGREEMENT

104	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	ARIZONA TAX-EXEMPT FUND	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	CALIFORNIA TAX-EXEMPT FUND
ASSETS:
Investments, at value	$95,995	$470,164	$149,887
Investments in affiliates, at value	3,185	20,215	10,290
Dividend income receivable	–	–	–
Interest income receivable	1,044	4,490	1,265
Receivable for securities sold	–	1,042	–
Receivable for fund shares sold	–	253	40
Receivable from investment adviser	2	4	3
Prepaid and other assets	6	5	5
Total Assets	100,232	496,173	161,490
LIABILITIES:
Payable for securities purchased	–	4,104	1,759
Payable for when-issued securities	–	10,277	5,264
Payable for fund shares redeemed	–	333	41
Distributions to shareholders	54	208	85
Payable to affiliates:
Management fees	7	34	11
Custody fees	2	2	1
Shareholder servicing fees	4	5	19
Transfer agent fees	–	1	–
Trustee fees	3	3	3
Accrued other liabilities	26	26	26
Total Liabilities	96	14,993	7,209
Net Assets	$100,136	$481,180	$154,281
ANALYSIS OF NET ASSETS:
Capital stock	$94,024	$459,923	$140,723
Accumulated undistributed net investment loss	(10)	(4)	(1)
Accumulated undistributed net realized gain (loss)	455	(200)	(853)
Net unrealized appreciation	5,667	21,461	14,412
Net Assets	$100,136	$481,180	$154,281
Shares Outstanding ($.0001 par value, unlimited authorization)	9,227	44,298	13,053
Net Asset Value, Redemption and Offering Price Per Share	$10.85	$10.86	$11.82
Investments, at cost	$90,328	$448,703	$135,475
Investments in affiliates, at cost	3,185	20,215	10,290

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2015 (UNAUDITED)

HIGH YIELD MUNICIPAL FUND	INTERMEDIATE TAX-EXEMPT FUND	SHORT- INTERMEDIATE TAX-EXEMPT FUND	TAX-EXEMPT FUND

$359,696	$2,744,334	$1,232,337	$902,519
31,118	447,376	29,901	52,480
–	4	–	1
5,398	28,423	14,528	10,291
–	66,991	–	24,967
1,272	2,628	868	40
2	17	5	4
4	15	15	4
397,490	3,289,788	1,277,654	990,306

2,206	56,946	712	23,689
3,775	36,995	16,983	5,513
490	1,093	1,526	466
237	1,050	246	535

49	220	89	68
3	9	5	5
15	140	19	24
1	8	3	2
3	9	4	6
28	70	42	26
6,807	96,540	19,629	30,334
$390,683	$3,193,248	$1,258,025	$959,972

$402,258	$3,113,854	$1,237,632	$931,230
–	(200)	(289)	(256)
(35,668)	4,297	152	(15,255)
24,093	75,297	20,530	44,253
$390,683	$3,193,248	$1,258,025	$959,972
44,355	299,519	120,381	89,832
$8.81	$10.66	$10.45	$10.69
$335,603	$2,669,037	$1,211,807	$858,266
31,118	447,376	29,901	52,480

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	ARIZONA TAX-EXEMPT FUND	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
INVESTMENT INCOME:
Interest income	$1,767	$7,385
Dividend income from investments in affiliates	–	2
Total Investment Income	1,767	7,387
EXPENSES:
Management fees	204	1,025
Custody fees	11	31
Transfer agent fees	7	36
Registration fees	7	6
Printing fees	8	8
Professional fees	17	17
Shareholder servicing fees	14	42
Trustee fees	5	5
Other	7	6
Total Expenses	280	1,176
Less expenses reimbursed by investment adviser	(62)	(100)
Net Expenses	218	1,076
Net Investment Income	1,549	6,311
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized losses on:
Investments	(43)	(1,061)
Net change in unrealized depreciation on:
Investments	(538)	(437)
Net Losses	(581)	(1,498)
Net Increase in Net Assets Resulting from Operations	$968	$4,813

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED)

CALIFORNIA TAX-EXEMPT FUND	HIGH YIELD MUNICIPAL FUND	INTERMEDIATE TAX-EXEMPT FUND	SHORT- INTERMEDIATE TAX-EXEMPT FUND	TAX-EXEMPT FUND

$2,797	$8,527	$40,113	$11,031	$17,833
1	1	20	3	2
2,798	8,528	40,133	11,034	17,835

319	1,399	6,742	2,863	1,964
14	24	172	74	54
11	27	241	100	69
6	13	18	15	13
8	8	26	15	8
17	17	34	23	18
55	31	463	53	69
5	5	18	9	5
7	7	23	14	7
442	1,531	7,737	3,166	2,207
(104)	(73)	(501)	(161)	(147)
338	1,458	7,236	3,005	2,060
2,460	7,070	32,897	8,029	15,775

(200)	(71)	(8,299)	(285)	(3,602)

(255)	(4,452)	(4,637)	(874)	(4,699)
(455)	(4,523)	(12,936)	(1,159)	(8,301)
$2,005	$2,547	$19,961	$6,870	$7,474

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	ARIZONA TAX-EXEMPT FUND		CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Amounts in thousands	SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015
OPERATIONS:
Net investment income	$1,549	$2,869	$6,311	$10,605
Net realized gains (losses)	(43)	1,191	(1,061)	6,224
Net change in unrealized appreciation (depreciation)	(538)	1,086	(437)	5,527
Net Increase in Net Assets Resulting from Operations	968	5,146	4,813	22,356
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	10,671	9,084	6,617	105,159
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	10,671	9,084	6,617	105,159
DISTRIBUTIONS PAID:
From net investment income	(1,549)	(2,869)	(6,311)	(10,605)
From net realized gains	–	(229)	–	–
Total Distributions Paid	(1,549)	(3,098)	(6,311)	(10,605)
Total Increase (Decrease) in Net Assets	10,090	11,132	5,119	116,910
NET ASSETS:
Beginning of period	90,046	78,914	476,061	359,151
End of period	$100,136	$90,046	$481,180	$476,061
Accumulated Undistributed Net Investment Loss	$(10)	$(10)	$(4)	$(4)

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2015

CALIFORNIA TAX-EXEMPT FUND		HIGH YIELD MUNICIPAL FUND		INTERMEDIATE TAX-EXEMPT FUND		SHORT- INTERMEDIATE TAX-EXEMPT FUND		TAX-EXEMPT FUND
SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015

$2,460	$4,287	$7,070	$11,671	$32,897	$51,938	$8,029	$18,213	$15,775	$27,876
(200)	2,080	(71)	271	(8,299)	37,475	(285)	1,543	(3,602)	16,388
(255)	4,533	(4,452)	12,725	(4,637)	31,646	(874)	(2,840)	(4,699)	9,476
2,005	10,900	2,547	24,667	19,961	121,059	6,870	16,916	7,474	53,740

8,905	19,578	58,598	82,884	63,279	712,309	(133,541)	64,948	104,182	91,447
8,905	19,578	58,598	82,884	63,279	712,309	(133,541)	64,948	104,182	91,447

(2,460)	(4,287)	(7,070)	(11,671)	(32,897)	(51,937)	(8,029)	(18,213)	(15,775)	(27,876)
–	–	–	–	–	(8,035)	–	–	–	–
(2,460)	(4,287)	(7,070)	(11,671)	(32,897)	(59,972)	(8,029)	(18,213)	(15,775)	(27,876)
8,450	26,191	54,075	95,880	50,343	773,396	(134,700)	63,651	95,881	117,311

145,831	119,640	336,608	240,728	3,142,905	2,369,509	1,392,725	1,329,074	864,091	746,780
$154,281	$145,831	$390,683	$336,608	$3,193,248	$3,142,905	$1,258,025	$1,392,725	$959,972	$864,091
$(1)	$(1)	$–	$–	$(200)	$(200)	$(289)	$(289)	$(256)	$(256)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS

ARIZONA TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015		FISCAL YEAR ENDED MARCH 31, 2014		FISCAL YEAR ENDED MARCH 31, 2013		FISCAL YEAR ENDED MARCH 31, 2012		FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$10.93	$10.66		$11.03		$10.91		$10.08		$10.34
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	0.36		0.36		0.35		0.36		0.36
Net realized and unrealized gains (losses)	(0.08)	0.30		(0.33)		0.26		0.87		(0.23)
Total from Investment Operations	0.10	0.66		0.03		0.61		1.23		0.13
LESS DISTRIBUTIONS PAID:
From net investment income	(0.18)	(0.36)		(0.36)		(0.35)		(0.36)		(0.36)
From net realized gains	–	(0.03)		(0.04)		(0.14)		(0.04)		(0.03)
Total Distributions Paid	(0.18)	(0.39)		(0.40)		(0.49)		(0.40)		(0.39)
Net Asset Value, End of Period	$10.85	$10.93		$10.66		$11.03		$10.91		$10.08
Total Return (1)	0.90%	6.26%		0.41%		5.63%		12.30%		1.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$100,136	$90,046		$78,914		$120,839		$116,616		$101,318
Ratio to average net assets of: (2)
Expenses, net of reimbursements and credits	0.46%	0.46	%(3)	0.45	%(3)	0.45	%(3)	0.67	%(3)	0.74	%(3)
Expenses, before reimbursements and credits	0.59%	0.70%		0.96%		0.93%		0.94%		0.94%
Net investment income, net of reimbursements and credits	3.27%	3.32	%(3)	3.38	%(3)	3.16	%(3)	3.34	%(3)	3.49	%(3)
Net investment income, before reimbursements and credits	3.14%	3.08%		2.87%		2.68%		3.07%		3.29%
Portfolio Turnover Rate	24.86%	85.31%		30.69%		34.54%		50.48%		48.37%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2015 and 2014, and approximately $2,000, $2,000 and $7,000, which represent less than 0.005, less than 0.005 and 0.01 percent of average net assets for the fiscal years ended March 31, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015		FISCAL YEAR ENDED MARCH 31, 2014		FISCAL YEAR ENDED MARCH 31, 2013		FISCAL YEAR ENDED MARCH 31, 2012		FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$10.90	$10.57		$10.84		$10.74		$10.04		$10.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	0.28		0.30		0.32		0.34		0.32
Net realized and unrealized gains (losses)	(0.04)	0.33		(0.25)		0.23		0.70		(0.07)
Total from Investment Operations	0.10	0.61		0.05		0.55		1.04		0.25
LESS DISTRIBUTIONS PAID:
From net investment income	(0.14)	(0.28)		(0.30)		(0.33)		(0.34)		(0.32)
From net realized gains	–	–		(0.02)		(0.12)		–		(0.04)
Total Distributions Paid	(0.14)	(0.28)		(0.32)		(0.45)		(0.34)		(0.36)
Net Asset Value, End of Period	$10.86	$10.90		$10.57		$10.84		$10.74		$10.04
Total Return (1)	0.96%	5.84%		0.54%		5.17%		10.56%		2.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$481,180	$476,061		$359,151		$411,822		$345,391		$290,815
Ratio to average net assets of: (2)
Expenses, net of reimbursements and credits	0.45%	0.45	%(3)	0.45	%(3)	0.45	%(3)	0.67	%(3)	0.74	%(3)(4)
Expenses, before reimbursements and credits	0.49%	0.58%		0.86%		0.86%		0.85%		0.86%
Net investment income, net of reimbursements and credits	2.65%	2.61	%(3)	2.90	%(3)	2.92	%(3)	3.20	%(3)	3.11	%(3)
Net investment income, before reimbursements and credits	2.61%	2.48%		2.49%		2.51%		3.02%		2.99%
Portfolio Turnover Rate	56.60%	106.30%		98.76%		55.59%		53.21%		54.12%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, which represent less than 0.005 percent of average net assets for the fiscal year ended March 31, 2015, and approximately $3,000, $6,000, $3,000 and $16,000, which represent less than 0.005, less than 0.005, less than 0.005 and 0.01 percent of average net assets for the fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.
(4)	The net expense ratio includes custodian credits of approximately $1,000, which represents less than 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

CALIFORNIA TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015		FISCAL YEAR ENDED MARCH 31, 2014		FISCAL YEAR ENDED MARCH 31, 2013		FISCAL YEAR ENDED MARCH 31, 2012		FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$11.86	$11.26		$11.78		$11.57		$10.35		$10.80
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	0.38		0.40		0.35		0.37		0.43
Net realized and unrealized gains (losses)	(0.04)	0.60		(0.31)		0.53		1.31		(0.27)
Total from Investment Operations	0.16	0.98		0.09		0.88		1.68		0.16
LESS DISTRIBUTIONS PAID:
From net investment income	(0.20)	(0.38)		(0.40)		(0.35)		(0.37)		(0.43)
From net realized gains	–	–		(0.21)		(0.32)		(0.09)		(0.18)
Total Distributions Paid	(0.20)	(0.38)		(0.61)		(0.67)		(0.46)		(0.61)
Net Asset Value, End of Period	$11.82	$11.86		$11.26		$11.78		$11.57		$10.35
Total Return (1)	1.33%	8.84%		0.97%		7.73%		16.38%		1.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$154,281	$145,831		$119,640		$164,113		$149,252		$114,389
Ratio to average net assets of: (2)
Expenses, net of reimbursements and credits	0.46%	0.46	%(3)	0.45	%(3)	0.45	%(3)	0.66	%(3)	0.74	%(3)(4)
Expenses, before reimbursements and credits	0.60%	0.71%		0.99%		0.97%		0.99%		0.97%
Net investment income, net of reimbursements and credits	3.31%	3.29	%(3)	3.55	%(3)	2.93	%(3)	3.25	%(3)	3.94	%(3)
Net investment income, before reimbursements and credits	3.17%	3.04%		3.01%		2.41%		2.92%		3.71%
Portfolio Turnover Rate	84.88%	194.12%		150.19%		145.22%		201.67%		144.16%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, which represent less than 0.005 percent of average net assets for the fiscal year ended March 31, 2015, and approximately $1,000, $6,000, $3,000 and $8,000, which represent less than 0.005, less than 0.005, less than 0.005 and 0.01 percent of average net assets for the fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.
(4)	The net expense ratio includes custodian credits of approximately $1,000, which represents less than 0.01 percent of average net assets for the fiscal year ended March 31, 2011. Absent the custodian credit arrangement, expense reimbursement would have been increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

HIGH YIELD MUNICIPAL FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015		FISCAL YEAR ENDED MARCH 31, 2014		FISCAL YEAR ENDED MARCH 31, 2013		FISCAL YEAR ENDED MARCH 31, 2012		FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$8.93	$8.49		$9.04		$8.66		$7.77		$8.10
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	0.38		0.40		0.40		0.37		0.35
Net realized and unrealized gains (losses)	(0.12)	0.44		(0.55)		0.38		0.89		(0.33)
Total from Investment Operations	0.05	0.82		(0.15)		0.78		1.26		0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.17)	(0.38)		(0.40)		(0.40)		(0.37)		(0.35)
Total Distributions Paid	(0.17)	(0.38)		(0.40)		(0.40)		(0.37)		(0.35)
Net Asset Value, End of Period	$8.81	$8.93		$8.49		$9.04		$8.66		$7.77
Total Return (1)	0.60%	9.79%		(1.51)%		9.10%		16.57%		0.10%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$390,683	$336,608		$240,728		$327,321		$398,856		$826,418
Ratio to average net assets of: (2)
Expenses, net of reimbursements and credits	0.80%	0.80	%(3)	0.80	%(3)	0.80	%(3)	0.84	%(3)	0.84	%(3)
Expenses, before reimbursements and credits	0.84%	0.89%		0.98%		0.97%		0.94%		0.94%
Net investment income, net of reimbursements and credits	3.89%	4.29	%(3)	4.73	%(3)	4.42	%(3)	4.50	%(3)	4.25	%(3)
Net investment income, before reimbursements and credits	3.85%	4.20%		4.55%		4.25%		4.40%		4.15%
Portfolio Turnover Rate	5.98%	8.16%		10.66%		6.29%		9.19%		25.00%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, which represent less than 0.005 percent of average net assets for the fiscal year ended March 31, 2015, and approximately $1,000, $2,000, $18,000 and $102,000, which represent less than 0.005, less than 0.005, less than 0.005 and 0.01 percent of average net assets for the fiscal years ended March 31, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015		FISCAL YEAR ENDED MARCH 31, 2014		FISCAL YEAR ENDED MARCH 31, 2013		FISCAL YEAR ENDED MARCH 31, 2012		FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$10.71	$10.44		$10.70		$10.69		$9.95		$10.30
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11	0.21		0.23		0.23		0.25		0.28
Net realized and unrealized gains (losses)	(0.05)	0.30		(0.21)		0.23		0.76		(0.18)
Total from Investment Operations	0.06	0.51		0.02		0.46		1.01		0.10
LESS DISTRIBUTIONS PAID:
From net investment income	(0.11)	(0.21)		(0.23)		(0.23)		(0.25)		(0.28)
From net realized gains	–	(0.03)		(0.05)		(0.22)		(0.02)		(0.17)
Total Distributions Paid	(0.11)	(0.24)		(0.28)		(0.45)		(0.27)		(0.45)
Net Asset Value, End of Period	$10.66	$10.71		$10.44		$10.70		$10.69		$9.95
Total Return (1)	0.56%	4.90%		0.26%		4.33%		10.26%		0.98%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,193,248	$3,142,905		$2,369,509		$2,537,342		$2,294,633		$1,691,614
Ratio to average net assets of: (2)
Expenses, net of reimbursements and credits	0.45%	0.45	%(3)	0.44	%(3)	0.43	%(3)	0.64	%(3)	0.72	%(3)
Expenses, before reimbursements and credits	0.48%	0.57%		0.85%		0.86%		0.85%		0.86%
Net investment income, net of reimbursements and credits	2.05%	1.95	%(3)	2.27	%(3)	2.10	%(3)	2.40	%(3)	2.70	%(3)
Net investment income, before reimbursements and credits	2.02%	1.83%		1.86%		1.67%		2.19%		2.56%
Portfolio Turnover Rate	63.03%	128.42%		107.28%		109.82%		135.53%		105.88%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000, $38,000, $170,000, $242,000 and $522,000, which represent less than 0.005, less than 0.005, 0.01, 0.01 and 0.03 percent of average net assets for the fiscal years ended March 31, 2015, 2014, 2013, 2012 and 2011 respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SHORT-INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015		FISCAL YEAR ENDED MARCH 31, 2014		FISCAL YEAR ENDED MARCH 31, 2013		FISCAL YEAR ENDED MARCH 31, 2012		FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$10.46	$10.46		$10.58		$10.65		$10.48		$10.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.06	0.14		0.15		0.17		0.16		0.14
Net realized and unrealized gains (losses)	(0.01)	–		(0.12)		(0.03)		0.17		(0.01)
Total from Investment Operations	0.05	0.14		0.03		0.14		0.33		0.13
LESS DISTRIBUTIONS PAID:
From net investment income	(0.06)	(0.14)		(0.15)		(0.19)		(0.16)		(0.14)
From net realized gains	–	–		–	(1)	(0.02)		–		–	(1)
Total Distributions Paid	(0.06)	(0.14)		(0.15)		(0.21)		(0.16)		(0.14)
Net Asset Value, End of Period	$10.45	$10.46		$10.46		$10.58		$10.65		$10.48
Total Return (2)	0.51%	1.33%		0.33%		1.27%		3.18%		1.21%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,258,025	$1,392,725		$1,329,074		$1,178,323		$1,112,988		$1,413,570
Ratio to average net assets of: (3)
Expenses, net of reimbursements and credits	0.45%	0.45	%(4)	0.45	%(4)	0.45	%(4)	0.64	%(4)	0.66	%(4)
Expenses, before reimbursements and credits	0.48%	0.55%		0.79%		0.79%		0.79%		0.79%
Net investment income, net of reimbursements and credits	1.21%	1.32	%(4)	1.45	%(4)	1.58	%(4)	1.50	%(4)	1.28	%(4)
Net investment income, before reimbursements and credits	1.18%	1.22%		1.11%		1.24%		1.35%		1.15%
Portfolio Turnover Rate	12.64%	23.13%		20.44%		16.14%		16.47%		17.72%

(1)	Per share amounts from distributions paid from net realized gains were less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $13,000, $28,000, $117,000 and $547,000, which represent less than 0.005, less than 0.005, less than 0.005, 0.01 and 0.04 percent of average net assets for the fiscal years ended March 31, 2015, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015		FISCAL YEAR ENDED MARCH 31, 2014		FISCAL YEAR ENDED MARCH 31, 2013		FISCAL YEAR ENDED MARCH 31, 2012		FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$10.80	$10.44		$10.95		$10.92		$9.95		$10.55
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19	0.38		0.38		0.32		0.36		0.39
Net realized and unrealized gains (losses)	(0.11)	0.36		(0.37)		0.31		0.97		(0.41)
Total from Investment Operations	0.08	0.74		0.01		0.63		1.33		(0.02)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.19)	(0.38)		(0.38)		(0.32)		(0.36)		(0.39)
From net realized gains	–	–		(0.14)		(0.28)		–		(0.19)
Total Distributions Paid	(0.19)	(0.38)		(0.52)		(0.60)		(0.36)		(0.58)
Net Asset Value, End of Period	$10.69	$10.80		$10.44		$10.95		$10.92		$9.95
Total Return (1)	0.71%	7.16%		0.30%		5.85%		13.55%		(0.26)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$959,972	$864,091		$746,780		$1,174,598		$1,154,365		$932,820
Ratio to average net assets of: (2)
Expenses, net of reimbursements and credits	0.45%	0.45	%(3)	0.45	%(3)	0.45	%(3)	0.66	%(3)	0.74	%(3)
Expenses, before reimbursements and credits	0.48%	0.58%		0.86%		0.85%		0.85%		0.86%
Net investment income, net of reimbursements and credits	3.45%	3.53	%(3)	3.62	%(3)	2.85	%(3)	3.40	%(3)	3.70	%(3)
Net investment income, before reimbursements and credits	3.42%	3.40%		3.21%		2.45%		3.21%		3.58%
Portfolio Turnover Rate	46.07%	164.86%		129.73%		167.86%		174.06%		116.83%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $13,000, $63,000, $67,000 and $115,000, which represent less than 0.005, less than 0.005, 0.01, 0.01 and 0.01 percent of average net assets for the fiscal years ended March 31, 2015, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.8%

Arizona – 95.8%

Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds, 5.00%, 7/1/41	$1,000	$1,134

Arizona Board of Regents State University System Revenue Refunding Bonds, Series B, 5.00%, 7/1/28	1,860	2,232

Arizona Board of Regents University System Revenue Bonds, Series A, 5.00%, 6/1/21	500	562

Arizona Board of Regents University System Revenue Refunding Bonds, Series A, 5.00%, 6/1/40	2,350	2,682

Arizona State School Facilities Board COPS, Prerefunded, 5.25%, 9/1/18	2,000	2,254

Arizona State School Facilities Board Refunding COPS, Series A, 2.35%, 9/1/22	1,310	1,331
5.00%, 9/1/23	1,750	2,101

Arizona State Transportation Board Highway Revenue Bonds, Series B, Prerefunded, 5.00%, 7/1/18	1,000	1,114

Coconino & Yavapai Counties Joint Unified School District No. 9 G.O. Unlimited Bonds, Series B, School Improvement Project of 2007 (AGM Insured), 5.00%, 7/1/22	1,345	1,539

Gilbert Public Facilities Municipal Property Corp. Revenue Bonds, 5.50%, 7/1/28	1,000	1,132

Glendale Water & Sewer Revenue Bonds, Sub Lien (AGM Insured), Prerefunded, 5.00%, 1/1/18	2,000	2,187

Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds, 6.00%, 7/1/31	1,000	1,117

Goodyear Public Improvement Corp. Municipal Facilities Revenue Bonds, Series A (NATL Insured), 5.00%, 7/1/22	1,000	1,073

Goodyear Water & Sewer Revenue Bonds, Sub Lien Obligations (AGM Insured), 5.25%, 7/1/31	1,000	1,149

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.8% – continued

Arizona – 95.8% – continued

Greater Development Authority Infrastructure Revenue Bonds, Series 2, Santa Cruz County Jail, 5.00%, 8/1/28	$2,000	$2,189
5.25%, 8/1/31	1,005	1,096

Lake Havasu City G.O. Unlimited Bonds, Series A (AGM Insured), 5.00%, 7/1/33	2,000	2,325

Marana Municipal Property Corp. Facilities Revenue Bonds, Series A, 5.25%, 7/1/23	1,970	2,179

Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series B, School Improvement Project of 2006, 4.50%, 7/1/21	1,190	1,302

Maricopa County Elementary School District No. 28 Kyrene G.O. Unlimited Bonds, Series B, School Improvement Project of 2010, 5.25%, 7/1/28	940	1,118
5.50%, 7/1/29	485	586
5.50%, 7/1/30	375	450

Maricopa County High School District No. 210 Phoenix G.O. Unlimited Refunding Bonds (AGM Insured), 5.25%, 7/1/18	225	252

Maricopa County Unified School District No. 11 Peoria G.O. Limited Refunding Bonds, School Improvement (AGM Insured), 5.00%, 7/1/21	1,820	2,147
3.00%, 7/1/23	1,900	1,982

Maricopa County Unified School District No. 60 Higley G.O. Limited Refunding Bonds, School Improvement (AGM Insured), 5.00%, 7/1/25	1,500	1,796

Maricopa County Unified School District No. 60 Higley G.O. Unlimited Bonds, Series C, School Improvement Project of 2006, 5.00%, 7/1/27	1,000	1,112

Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2011, 4.50%, 7/1/27	1,700	1,925

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.8% – continued

Arizona – 95.8% – continued

Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, School Improvement, 5.00%, 7/1/23	$175	$195

Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A-1, School Improvement Project of 2010, 4.00%, 7/1/22	1,040	1,155

Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series C, School Improvement Project of 2010, 4.00%, 7/1/27	425	470

Maricopa County Unified School District No. 89 Dysart G.O. Unlimited Bonds, Series B, School Improvement Project of 2006 (AMBAC Insured), 5.00%, 7/1/27	500	529

Maricopa County Unified School District No. 95 Queen Creek G.O. Limited Refunding Bonds, 5.00%, 7/1/26	400	482

Mesa Street & Highway Revenue Refunding Bonds (AGM Insured), 5.00%, 7/1/23	1,000	1,199

Mohave County Unified School District No. 20 Kingman G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (AGM Insured), 5.50%, 7/1/21	1,000	1,145
5.00%, 7/1/23	1,000	1,125

Northern Arizona University System Revenue Refunding Bonds (BAM Insured), 5.00%, 6/1/26	1,240	1,479
5.00%, 6/1/27	1,000	1,177

Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series B (AMT), Senior Lien, 5.25%, 7/1/16	1,000	1,037

Phoenix Civic Improvement Corp. Excise Tax Revenue Refunding Bonds, Subseries A, 5.00%, 7/1/28	1,125	1,342

Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Senior Lien, 5.50%, 7/1/20	1,690	1,906
5.50%, 7/1/21	1,080	1,216

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.8% – continued

Arizona – 95.8% – continued

Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/39	$2,030	$2,303

Pima County Regional Transportation Excise TRB, 5.00%, 6/1/21	1,500	1,780

Pima County Sewer Revenue Bonds, Series B, 5.00%, 7/1/25	1,000	1,161

Pima County Sewer System Revenue Bonds, 5.00%, 7/1/25	1,000	1,188

Pima County Sewer System Revenue Bonds (AGM Insured), 5.00%, 7/1/23	1,350	1,546

Pima County Street & Highway Revenue Bonds, 4.00%, 7/1/22	1,970	2,128

Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007, 5.00%, 7/1/24	1,005	1,197

Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 7/1/22	1,000	1,191

Prescott Valley Municipal Property Corp. Facilities Revenue Refunding Bonds, 5.00%, 1/1/24	1,835	2,085

Rio Nuevo Multi-Purpose Facilities District Excise TRB, Sub Lien (AGM Insured), 5.25%, 7/15/16	1,000	1,037

Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A, 5.00%, 1/1/39	1,225	1,352

Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A, Prerefunded, 5.00%, 1/1/16	1,000	1,012

Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A, 5.00%, 12/1/45	5,000	5,721

Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds, 5.00%, 7/1/30	2,675	3,140

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 95.8% – continued

Arizona – 95.8% – continued

Tucson Airport Authority, Inc. Revenue Bonds (AMT), Sub Lien (NATL-RE Insured), 5.00%, 12/1/23	$1,135	$1,187

Tucson COPS (AGM Insured), 5.00%, 7/1/26	1,000	1,102
5.00%, 7/1/29	1,000	1,102

Tucson G.O. Unlimited Bonds, Series 2012-C, 3.00%, 7/1/23	1,000	1,061

Tucson Water Revenue Refunding Bonds, 5.00%, 7/1/28	1,000	1,192

Tucson Water System Revenue Bonds, 5.00%, 7/1/25	1,825	2,104

Tucson Water System Revenue Bonds, Series 2005-B (AGM Insured), Prerefunded, 5.00%, 7/1/17	1,590	1,712

Yuma County Library District G.O. Unlimited Bonds (XLCA Insured), 5.00%, 7/1/23	1,000	1,077
5.00%, 7/1/28	1,945	2,094
		95,995
Total Municipal Bonds
(Cost $90,328)		95,995

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 3.2%

Northern Institutional Funds - Tax-Exempt Portfolio, 0.01% (1)	3,184,666	$3,185
Total Investment Companies
(Cost $3,185)		3,185

Total Investments – 99.0%
(Cost $93,513)		99,180

Other Assets less Liabilities – 1.0%		956
NET ASSETS – 100.0%		$100,136

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

At September 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	3.2%
AA	78.5
A	15.1
Cash Equivalent	3.2

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Facilities	5.4%
General	18.6
General Obligations	6.6
Higher Education	9.3
School District	21.9
Utilities	9.7
Water	13.9
All other sectors less than 5%	14.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued	SEPTEMBER 30, 2015 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds (1)	$–	$95,995	$–	$95,995
Investment Companies	3,185	–	–	3,185
Total Investments	$3,185	$95,995	$–	$99,180

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.9%

California – 96.9%

Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects, 4.00%, 12/1/24	$850	$960

Alum Rock Union Elementary School District G.O. Unlimited Refunding Bonds (BAM Insured), 5.00%, 8/1/26	1,120	1,359

Anaheim Public Financing Authority Electric System District Facilities Revenue Bonds (NATL Insured), 4.50%, 10/1/37	3,000	3,120

Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series E, 2.00%, 4/1/21	4,215	4,275

Bay Area Toll Bridge Authority Variable Revenue Bonds, Series C, 1.88%, 4/1/19	425	432

Butte-Glenn Community College District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/22	500	608

Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL Insured), Partially Prerefunded, 5.00%, 8/1/27	535	537

California State Department of Water Resources Center Valley Project Revenue Bonds, Series AR, 4.00%, 12/1/34	1,795	1,910

California State Department of Water Resources Power Supply Revenue Refunding Bonds, Series O, 5.00%, 5/1/22	785	951

California State Department of Water Resources Supply Revenue Bonds, Series L, 5.00%, 5/1/19	5,000	5,727

California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A, Escrowed to Maturity, 5.00%, 7/1/19	5,000	5,733

California State Educational Facilities Authority Revenue Refunding Bonds, Series A, University of Southern California, 5.00%, 10/1/25	1,000	1,268

California State G.O. Unlimited Bonds, 5.00%, 3/1/26	5,250	6,424
5.25%, 11/1/40	8,500	9,910

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.9% – continued

California – 96.9% – continued

California State G.O. Unlimited Bonds, Series 2007 (FGIC Insured), Partially Prerefunded, 5.38%, 6/1/26	$2,220	$2,239

California State G.O. Unlimited Bonds, Unrefunded Balance (NATL Insured), 4.75%, 2/1/19	85	85

California State G.O. Unlimited Refunding Bonds, 5.00%, 3/1/23	550	667
5.00%, 11/1/23	5,000	6,118
5.00%, 8/1/24	1,000	1,231
5.00%, 8/1/28	5,000	6,021
5.25%, 8/1/31	500	603
5.00%, 8/1/32	3,500	4,105

California State G.O. Unlimited Refunding Bonds, Group C, 5.00%, 8/1/26	1,000	1,219
5.00%, 8/1/31	6,500	7,603

California State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 9/1/23	3,375	4,120

California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute, 5.75%, 7/1/30	1,000	1,004

California State Public Works Board Lease Revenue Bonds, Series D, Department of Justice, 5.25%, 11/1/16	1,000	1,004

California State Public Works Board Lease Revenue Bonds, Series D, Judicial Council Projects, 4.25%, 12/1/20	1,000	1,142

California State Public Works Board Lease Revenue Bonds, Subseries I-1, Various Capital Projects, 6.38%, 11/1/34	2,500	3,012

California State Public Works Board Lease Revenue Refunding Bonds, Series F, 5/1/23 (1)	2,375	2,857

California State Public Works Board Lease Revenue Refunding Bonds, Series J, Department of Corrections & Rehabilitation (AMBAC Insured), Prerefunded, 5.00%, 1/1/16	1,300	1,316

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.9% – continued

California – 96.9% – continued

California State Sutter Health Facilities Financing Authority Revenue Bonds, Series A, 5.00%, 11/15/42	$6,000	$6,207

California State University Revenue Refunding Bonds, Series A, 5.00%, 11/1/30	2,000	2,388
5.00%, 11/1/32	1,000	1,180
5.00%, 11/1/33	2,000	2,350

California State University Systemwide Revenue Bonds, Series C (NATL Insured), Prerefunded, 5.00%, 11/1/15	865	869

California State University Systemwide Revenue Bonds, Series C , Unrefunded Balance (NATL Insured), 5.00%, 11/1/28	310	311

California State Various Purpose G.O. Unlimited Bonds, 5.00%, 9/1/18	2,980	3,343
5.50%, 4/1/19	1,000	1,156
5.00%, 9/1/19	4,720	5,437
5.00%, 10/1/19	2,990	3,452
5.00%, 9/1/20	1,690	1,990
5.00%, 10/1/20	6,000	7,080
5.50%, 4/1/21	2,000	2,308
5.00%, 10/1/22	500	604
4.00%, 5/1/23	1,485	1,700
5.00%, 10/1/23	500	611
5.00%, 12/1/23	5,000	6,125
5.00%, 5/1/24	1,450	1,780
5.25%, 3/1/30	1,500	1,738
6.50%, 4/1/33	5,260	6,243

California State Various Purpose G.O. Unlimited Bonds (XLCA Insured), Prerefunded, 4.50%, 3/1/16	2,500	2,545

California State Various Purpose G.O. Unlimited Refunding Bonds, 5.00%, 9/1/23	1,500	1,823
5.00%, 10/1/26	5,000	6,055

California Statewide Communities Development Authority PCR Refunding Bonds, Southern California Edison Co., 1.90%, 4/1/20	550	554

Carlsbad Unified School District G.O. Unlimited, 0.00%, 5/1/19 (2)	1,250	1,185

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.9% – continued

California – 96.9% – continued

Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, 5.75%, 8/1/26	$1,000	$1,241

Clovis Unified School District G.O. Unlimited CABS, Series D, Election of 2012, 0.00%, 8/1/30 (2)	1,500	815
0.00%, 8/1/31 (2)	1,335	687
0.00%, 8/1/32 (2)	2,245	1,091

Conejo Valley Unified School District G.O. Unlimited CABS, Series A (AGM Insured), 0.00%, 8/1/28 (2)	2,000	1,214

Contra Costa County Public Financing Authority Lease Revenue Refunding Bonds, Series A, Capital Projects, Green Bonds, 5.00%, 6/1/24	1,190	1,439

Desert Community College District G.O. Unlimited Bonds, Series C (AGM Insured), 5.00%, 8/1/37	4,250	4,520

East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series A, 5.00%, 6/1/23	715	882
5.00%, 6/1/32	500	597

East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series B, 5.00%, 6/1/22	1,745	2,122
5.00%, 6/1/24	1,075	1,345

Eastern Municipal District Water & Sewer COPS, Series H, 5.00%, 7/1/33	2,000	2,191

El Camino Community College District G.O. Unlimited CABS, Series C, Election of 2002, 0.00%, 8/1/23 (2)	9,940	8,256

El Dorado Irrigation District COPS, Series A (AGM Insured), 4.00%, 8/1/18	1,915	2,079

Encinitas Union School District G.O. Unlimited CABS, Election of 2010, 0.00%, 8/1/38 (2)	2,875	1,047
0.00%, 8/1/39 (2)	3,000	1,036

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.9% – continued

California – 96.9% – continued

Foothill Eastern Transportation Corridor Agency Toll Road Revenue CABS, Series A, Senior Lien, Escrowed to Maturity, 0.00%, 1/1/20 (2)	$2,150	$2,047

Foothill-De Anza Community College District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/28	2,250	2,756

Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, 5.38%, 8/1/44	1,500	1,771

Glendale Unified School District G.O. Unlimited Refunding CABS, Series B, 9/1/33 (1)	5,000	2,294

Long Beach Community College District G.O. Unlimited Refunding Bonds, Series F, 5.00%, 6/1/27	1,100	1,340

Long Beach Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, 5.00%, 8/1/20	1,075	1,229

Los Altos School District G.O. Unlimited Refunding Bonds, Unrefunded Balance (AMBAC Insured), 5.00%, 8/1/19	1,160	1,207

Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/25	5,600	6,899
5.00%, 8/1/30	2,000	2,356

Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series C, 5.00%, 8/1/23	2,190	2,696

Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B, 5.00%, 12/1/27	2,000	2,400
5.00%, 12/1/28	2,500	2,973
5.00%, 12/1/29	5,130	6,063
5.00%, 12/1/31	2,000	2,331

Los Angeles Department of Airports Senior Revenue Bonds, Series B, 5.00%, 5/15/27	640	773
5.00%, 5/15/28	600	717

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.9% – continued

California – 96.9% – continued

Los Angeles Department of Airports Subordinate Revenue Refunding Bonds, Series C, 5.00%, 5/15/23	$750	$909

Los Angeles Department of International Airports Revenue Bonds, Senior Series D, 5.00%, 5/15/22	1,395	1,629
5.25%, 5/15/29	5,000	5,818
5.00%, 5/15/40	3,500	3,947

Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1, 5.25%, 7/1/38	2,825	3,107

Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured), 5.00%, 7/1/39	2,490	2,657

Los Angeles G.O. Unlimited TRANS, 2.00%, 6/30/16	13,000	13,175

Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), 5.00%, 8/1/19	1,500	1,703

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A, 5.00%, 7/1/22	500	605
5.00%, 7/1/23	5,000	6,129

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series B, 5.00%, 7/1/23	7,500	9,187

Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL Insured), Escrowed to Maturity, 6.00%, 6/1/21	1,185	1,482

Los Angeles Wastewater System Revenue Refunding Bonds, Subseries C, 5.00%, 6/1/23	1,935	2,340

Marin County COPS, Prerefunded, 3.00%, 8/1/20	1,595	1,726
4.00%, 8/1/20	1,140	1,289

Midpeninsula Regional Open Space District Revenue Bonds, 5.25%, 9/1/34	2,000	2,327

Modesto Irrigation District Electric Revenue Refunding Bonds, Series A, 4.00%, 7/1/19	1,230	1,365

Modesto Irrigation District Financing Authority Electric System Revenue Bonds, Series A, 5.00%, 10/1/26	1,490	1,808

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.9% – continued

California – 96.9% – continued
5.00%, 10/1/27	$1,130	$1,355
5.00%, 10/1/28	2,770	3,295

Modesto Irrigation District Financing Authority Electric System Revenue Refunding Bonds, Series B, 5.00%, 10/1/26	1,060	1,286

Modesto Irrigation District Financing Authority Revenue Refunding Bonds, Series G, Domestic Water Project (AGM Insured), 5.00%, 9/1/20	1,000	1,176
5.00%, 9/1/22	1,445	1,748

Modesto Wastewater Revenue Refunding Bonds, Series A (AGM Insured), 5.25%, 11/1/18	1,000	1,004

Mojave Water Agency COPS, Series A, 5.00%, 6/1/23	665	745

Monterey County Public Facilities Financing COPS, 5.00%, 10/1/27	1,000	1,198
5.00%, 10/1/28	670	795

Natomas Unified School District G.O. Unlimited Bonds, Election of 2014, 5.00%, 8/1/23	1,200	1,441
5.00%, 8/1/25	1,690	2,023

Natomas Unified School District G.O. Unlimited Refunding Bonds (BAM Insured), 5.00%, 8/1/25	2,360	2,838
5.00%, 8/1/26	2,145	2,556

Northern California Power Agency Revenue Bonds, Series A, 5.00%, 7/1/18	1,500	1,673

Oakland Unified School District Alameda County G.O. Unlimited Bonds, Series A, 5.00%, 8/1/21	1,600	1,832
5.00%, 8/1/22	750	864
5.00%, 8/1/24	600	698
5.00%, 8/1/26	1,025	1,184

Orange County Transportation Authority Toll Road Revenue Refunding Bonds, Senior Lien, 91 Express Lanes, 5.00%, 8/15/20	1,000	1,178

Palos Verdes Peninsula Unified School District G.O. Unlimited Refunding Bonds, 5.00%, 11/1/25	780	980

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.9% – continued

California – 96.9% – continued

Pasadena Unified School District G.O. Unlimited Refunding Bonds (AGM Insured), Prerefunded, 5.00%, 11/1/15	$4,775	$4,891

Placentia-Yorba Linda Unified School District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/26	1,000	1,227

Poway Unified School District No. 07 Improvement G.O. Unlimited Bonds, Series 1-A, Election of 2008, 0.00%, 8/1/20 (2)	3,280	3,011

Redlands Unified School District G.O. Unlimited Bonds, Election of 2008 (AGM Insured), 5.00%, 7/1/28	150	165
5.00%, 7/1/29	1,000	1,098

Riverside Community College District G.O. Unlimited CABS, Series E, Election of 2004, 0.00%, 8/1/32 (2)	2,650	1,272
0.00%, 8/1/38 (2)	4,500	1,542

Riverside County Asset Leasing Corp. Lease Revenue Bonds, Series A, Public Defender & Probation Building, 5.25%, 11/1/24	800	962

Riverside Public Financing Authority Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation (AGM Insured), 5.25%, 6/1/24	615	726

Rowland Unified School District G.O. Unlimited CABS, Series B, Election of 2012, 0.00%, 8/1/37 (2)	4,720	1,695
0.00%, 8/1/38 (2)	4,230	1,434

Sacramento County Airport System Senior Revenue Bonds, 5.00%, 7/1/28	1,500	1,701

Sacramento Municipal Utility District Revenue Bonds, Series U (AGM Insured), 5.00%, 8/15/19	1,000	1,119
5.00%, 8/15/25	2,000	2,228

Sacramento Municipal Utility District Revenue Refunding Bonds, Series X, 5.00%, 8/15/20	1,950	2,293

San Bernardino Community College District G.O. Unlimited Refunding Bonds, 8/1/30 (1)	2,000	2,338

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.9% – continued

California – 96.9% – continued

San Bernardino County G.O. Unlimited TRANS, Series A, 2.00%, 6/30/16	$8,000	$8,112

San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A, Master Refunding Project, 4.00%, 3/1/19	1,150	1,248
4.25%, 3/1/20	1,130	1,250

San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, 4.00%, 5/15/20	1,495	1,643

San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, 5.00%, 5/15/27	2,000	2,424

San Diego Public Facilities Financing Authority Sewer Revenue Refunding Bonds, Senior Series B, 5.00%, 5/15/20	5,000	5,737

San Diego Regional Building Authority Revenue Bonds, Series A, County Operations Center & Annex, 4.00%, 2/1/19	3,615	3,952

San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election of 1998 (AGM Insured), 5.50%, 7/1/27	1,500	1,943

San Francisco Bay Area Rapid Transit District G.O. Unlimited Refunding Bonds, Series D, Election of 2004, 8/1/28 (1)	2,365	2,909

San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded, 5.00%, 4/1/19	2,000	2,277
5.13%, 4/1/19	1,000	1,143

San Francisco City & County Airports Commission Revenue Refunding Bonds, Second Series C (AGM Insured), 4.00%, 5/1/18	1,875	2,034

San Francisco City & County International Airports Commission Revenue Refunding Bonds, Second Series A (AMT), 5.00%, 5/1/24	1,095	1,275

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Subseries A, WSIP,, 5.00%, 11/1/20	1,000	1,186

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.9% – continued

California – 96.9% – continued

San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, 5.00%, 11/1/23	$2,000	$2,476

San Francisco City & County Unified School District Property G.O. Unlimited Bonds, Series E, Election of 2006, 5.00%, 6/15/22	2,615	3,055

San Francisco Community College District G.O. Unlimited Refunding Bonds, 5.00%, 6/15/24	3,000	3,694
5.00%, 6/15/25	1,400	1,731
5.00%, 6/15/28	1,300	1,557
5.00%, 6/15/30	1,500	1,761

San Jacinto Unified School District G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 8/1/26	1,055	1,257

San Joaquin County Transportation Authority Measure K Limited TRB, Series A, 5.75%, 3/1/28	2,000	2,374

San Jose Airport Revenue Refunding Bonds, Series A (AMT), 5.00%, 3/1/22	1,300	1,514

San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds, 5.00%, 8/1/23	1,000	1,180

San Juan Unified School District G.O. Unlimited Bonds, Series B, Election of 2012, 3.00%, 8/1/25	3,895	4,090

San Mateo County Flood Control District Revenue Refunding Bonds, Colma Creek Flood Control (County Gtd.), 5.00%, 8/1/31	870	1,024

San Mateo Sewer Revenue Bonds, Series A, 5.00%, 8/1/23	1,140	1,403

Santa Ana Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, 5.50%, 8/1/30	2,000	2,234

Santa Clara Unified School District G.O. Unlimited Bonds, Election of 2010, 4.50%, 7/1/32	2,000	2,206

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.9% – continued

California – 96.9% – continued

Santa Clara Unified School District G.O. Unlimited Bonds, Series A, Election of 2004, 5.00%, 7/1/29	$1,500	$1,708
5.00%, 7/1/30	4,040	4,602
5.00%, 7/1/34	1,000	1,124

Santa Rosa Wastewater Revenue Bonds, Series A (AGM Insured), 5.25%, 9/1/27	1,255	1,331

Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, 6.00%, 7/1/43	2,000	2,392

South Orange County Public Financing Authority Special Tax Revenue Refunding Bonds, Series A, Foothill Area (NATL Insured), 5.25%, 8/15/18	2,500	2,511

Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Project No. 1, 5.00%, 7/1/24	1,240	1,430

Southern California Public Power Authority Revenue Bonds, Windy Point/Windy Flats Project No. 1, 5.00%, 7/1/26	4,700	5,459

Southern California Public Power Authority Revenue Bonds, Windy Point/Windy Flats Project No. 1, 5.00%, 7/1/30	2,500	2,870

Southwestern Community College District G.O. Unlimited CABS, Series D, Election of 2008, 0.00%, 8/1/32 (2)	2,000	968
0.00%, 8/1/33 (2)	2,150	976

Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds, 5.00%, 1/1/28	625	734

University of California General Revenue Bonds, Series AK, 5.00%, 5/15/23	2,000	2,442

University of California Regents Revenue Refunding Bonds, Series I, 5.00%, 5/15/27	2,000	2,430

Upper Santa Clara Valley Joint Powers Authority Revenue Refunding Bonds, Series A, 5.00%, 8/1/23	1,000	1,220
5.00%, 8/1/31	1,000	1,177

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.9% – continued

California – 96.9% – continued

Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, 5.25%, 8/1/27	$2,125	$2,363

Vallecitos Water District and Wastewater Enterprise Revenue Refunding Bonds, 5.00%, 7/1/24	2,000	2,488

Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, Prerefunded, 5.50%, 8/1/18	1,000	1,132

Ventura County Community College District G.O. Unlimited CABS, Series C, Election of 2002, 0.00%, 8/1/17 (2)	1,615	1,592
0.00%, 8/1/18 (2)	1,635	1,576

Ventura County Public Financing Authority Lease Revenue Bonds, Series B, 5.00%, 11/1/24	1,060	1,277

West Valley-Mission Community College District G.O. Unlimited Bonds, Series B, Election of 2012, 5.00%, 8/1/28	2,500	3,075

West Valley-Mission Community College District G.O. Unlimited CABS, Series B, 0.00%, 8/1/16 (2)	1,115	1,114

Western Riverside County Trust & Wastewater Finance Authority Revenue Bonds, Western Municipal Water District Improvement (AGM Insured), 5.13%, 9/1/29	1,645	1,828

Yucaipa Valley Water District System Revenue Refunding Bonds, Series A, 5.00%, 9/1/25	500	612
5.00%, 9/1/26	1,000	1,208
		466,110
Total Municipal Bonds
(Cost $444,652)		466,110

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 4.2%

Northern Funds - California Municipal Money Market Fund 0.01% (3)	20,215,119	$20,215
Total Investment Companies
(Cost $20,215)		20,215

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.8%

San Diego Unified School District G.O. Limited TRANS, Series A, 2.00%, 6/30/16	$4,000	$4,054
Total Short-Term Investments
(Cost $4,051)		4,054

Total Investments – 101.9%
(Cost $468,918)		490,379

Liabilities less Other Assets – (1.9)%		(9,199)
NET ASSETS – 100.0%		$481,180

(1)	When-Issued Security. Coupon rate is not in effect at September 30, 2015.
(2)	Zero coupon bond.
(3)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the California Municipal Money Market Fund.

Percentages shown are based on Net Assets.

At September 30, 2015, the credit quality distribution for the Fund as a percentage of investments was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	3.3%
AA	76.2
A	10.0
A1+	0.8
A1	4.3
Not Rated	1.3
Cash Equivalent	4.1

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General Obligation	36.8%
General	6.7
Power	5.9
School District	18.8
Water	7.5
All other sectors less than 5%	24.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds (1)	$–	$466,110	$–	$466,110
Investments Companies	20,215	–	–	20,215
Short-Term Investments	–	4,054	–	4,054
Total Investments	$20,215	$470,164	$–	$490,379

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1%

California – 97.1%

Alhambra Unified School District Elementary Schools Improvement G.O. Unlimited Bonds, Series A, Election of 2008 (AGM Insured), 5.50%, 8/1/33	$1,000	$1,130

Brentwood Infrastructure Financing Authority Water Revenue Bonds, Prerefunded, 5.75%, 7/1/18	3,595	4,087

Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL Insured), Partially Prerefunded, 5.00%, 8/1/27	540	542

California State G.O. Unlimited Bonds, 5.00%, 3/1/26	1,000	1,224

California State G.O. Unlimited Refunding Bonds, 5.00%, 9/1/20	5,000	5,887
5.00%, 3/1/26	1,305	1,597
5.25%, 8/1/31	2,500	3,016
5.00%, 8/1/32	1,500	1,759

California State G.O. Unlimited Refunding Bonds, Group C, 5.00%, 8/1/26	2,500	3,048
5.00%, 8/1/31	2,000	2,340

California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health, 5.00%, 11/15/42	1,050	1,086

California State Infrastructure & Economic Development Bank Revenue Bonds, Series A, Scripps Research Institute, 5.75%, 7/1/30	250	251

California State Public Works Board Lease Revenue Bonds, Series A, Department of General Services-Buildings 8 & 9, 6.00%, 4/1/25	1,400	1,635

California State Public Works Board Lease Revenue Refunding Bonds, Series B, Various Community College Project (AMBAC Insured), 5.63%, 3/1/16	475	480

California State Public Works Board Lease Revenue Refunding Bonds, Series F, 5/1/28 (1)	1,000	1,183
5/1/29 (1)	1,000	1,173

California State University Revenue Refunding Bonds, Series A, 5.00%, 11/1/30	1,490	1,779
5.00%, 11/1/32	1,000	1,180

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1% – continued

California – 97.1% – continued

California State Various Purpose G.O. Unlimited Bonds, 5.00%, 10/1/20	$5,000	$5,900
5.25%, 3/1/30	3,500	4,056
5.50%, 3/1/40	2,865	3,328

California Statewide Communities Development Authority Pollution Control Revenue Refunding Bonds, Southern California Edison Co., 1.90%, 4/1/20	1,615	1,627

Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, 5.75%, 8/1/29	570	693
6.00%, 8/1/36	1,000	1,228

Chabot-Las Positas Community College District G.O. Unlimited Bonds, Series B, Election of 2004 (AMBAC Insured), 5.00%, 8/1/30	850	881

Contra Costa County Public Financing Authority Lease Revenue Refunding Bonds, Series B, Capital Projects, Green Bonds, 5.00%, 6/1/28	550	644

Corona-Norco Unified School District G.O. Unlimited Bonds, Series C, Election of 2006 (AGM Insured), 5.50%, 8/1/39	500	572

Desert Community College District G.O. Unlimited Bonds, Series C (AGM Insured), 5.00%, 8/1/37	705	750

Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014, 5.00%, 8/1/25	825	1,025
5.00%, 8/1/26	850	1,046

East Bay Municipal Utility District Water System Revenue Bonds, Series B, Green Bonds, 4.00%, 6/1/45	2,075	2,134

East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series A, 5.00%, 6/1/36	1,975	2,326

East Side Union High School Santa Clara County District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/32	735	854

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1% – continued

California – 97.1% – continued

Encinitas Union School District G.O. Unlimited CABS, Election of 2010, 0.00%, 8/1/36 (2)	$1,425	$575
0.00%, 8/1/37 (2)	2,000	767

Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, 5.38%, 8/1/44	3,500	4,133

Glendale Unified School District G.O. Unlimited Refunding CABS, Series B, 9/1/38 (1)	5,000	1,739

Grossmont Union High School District G.O. Unlimited CABS, Series F, Election of 2008 (AGM Insured), 0.00%, 8/1/32 (2)	3,540	1,684

Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/30	1,000	1,178

Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B, 5.00%, 12/1/27	1,000	1,200
5.00%, 12/1/29	2,500	2,955
5.00%, 12/1/30	2,000	2,344

Los Angeles Department of International Airports Revenue Bonds, Senior Series D, 5.00%, 5/15/40	1,500	1,691

Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured), 5.00%, 7/1/39	1,000	1,067

Los Angeles G.O. Unlimited TRANS, 2.00%, 6/30/16	2,000	2,027

Los Angeles Harbor Department Revenue Bonds, Escrowed to Maturity, 7.60%, 10/1/18	15	17

Los Angeles Wastewater System Revenue Refunding Bonds, Series C, Green Bonds, 5.00%, 6/1/28	1,465	1,784

Marin County COPS, Prerefunded, 4.25%, 8/1/20	1,575	1,801

Midpeninsula Regional Open Space District Revenue Bonds, 5.25%, 9/1/34	600	698
5.50%, 9/1/41	2,500	2,948

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1% – continued

California – 97.1% – continued

Modesto Irrigation District Capital Improvements COPS, Series A, 5.75%, 10/1/29	$1,500	$1,698
6.00%, 10/1/39	2,000	2,287

Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005, 0.00%, 8/1/33 (2)	10,000	5,137

Oakland Unified School District Alameda County G.O. Unlimited Bonds, Series A, 5.00%, 8/1/25	650	756

Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (AGM Insured), 1.73%, 8/1/38	5,000	5,277

Rio Hondo Community College District G.O. Unlimited Bonds, Series B, Election of 2009, 5.50%, 8/1/30	1,605	1,837

Riverside Community College District G.O. Unlimited CABS, Series E, Election of 2004, 0.00%, 8/1/39 (2)	4,500	1,457

Sacramento Municipal Utility District Revenue Bonds, Series A, 5.00%, 8/15/37	55	63

San Bernardino County G.O. Unlimited TRANS, Series A, 2.00%, 6/30/16	2,000	2,028

San Diego County Water Authority COPS, Series 2008 A (AGM Insured), 5.00%, 5/1/38	2,000	2,180

San Diego Public Facilities Financing Authority Sewer Revenue Bonds, Senior Series A, 5.00%, 5/15/28	1,500	1,694

San Dieguito Union High School District G.O. Unlimited Bonds, Series A-2, Election of 2012, 4.00%, 8/1/38	950	982

San Francisco Bay Area Rapid Transit District G.O. Unlimited Refunding Bonds, Series D, Election of 2004, 8/1/28 (1)	1,000	1,230

San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded, 5.00%, 4/1/19	3,650	4,155
5.13%, 4/1/19	1,500	1,714

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1% – continued

California – 97.1% – continued

San Francisco Community College District G.O. Unlimited Refunding Bonds, 5.00%, 6/15/24	$600	$739
5.00%, 6/15/25	1,000	1,236
5.00%, 6/15/30	1,500	1,761

San Joaquin County Transportation Authority Measure K Limited TRB, Series A, 5.25%, 3/1/31	2,075	2,388

San Mateo County Flood Control District Revenue Refunding Bonds, Colma Creek Flood Control (County Gtd.), 5.00%, 8/1/35	740	858

Santa Clara Electric Revenue Refunding Bonds, Series A, 6.00%, 7/1/31	1,195	1,422

Santa Rosa Wastewater Revenue Refunding Bonds, Series A (NATL Insured), 5.25%, 9/1/16	10	10

Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, 6.00%, 7/1/43	2,025	2,422

Southern California Public Power Authority Revenue Bonds, Windy Point/Windy Flats Project No. 1, 5.00%, 7/1/26	1,000	1,161

Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, Prerefunded, 6.00%, 7/1/18	2,520	2,882

Southwestern Community College District G.O. Unlimited CABS, Series D, Election of 2008, 0.00%, 8/1/31 (2)	1,250	642

Val Verde Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, 5.25%, 8/1/27	2,500	2,780

Vallecitos Water District Water & Wastewater Enterprise Revenue Refunding Bonds, 5.00%, 7/1/30	1,000	1,194
5.00%, 7/1/32	595	705
5.00%, 7/1/33	1,100	1,298

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.1% – continued

California – 97.1% – continued

Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, Prerefunded, 5.50%, 8/1/18	$4,065	$4,603

Western Riverside County Trust & Wastewater Finance Authority Revenue Bonds, Western Municipal Water District Improvement Project (AGM Insured), 5.13%, 9/1/29	2,000	2,222
		149,887
Total Municipal Bonds
(Cost $135,475)		149,887

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 6.7%

Northern Funds - California Municipal Money Market Fund, 0.01% (3)	10,290,367	$10,290
Total Investment Companies
(Cost $10,290)		10,290

Total Investments – 103.8%
(Cost $145,765)		160,177

Liabilities less Other Assets – (3.8)%	(5,896)
NET ASSETS – 100.0%		$154,281

(1)	When-Issued Security. Coupon rate is not in effect at September 30, 2015.
(2)	Zero coupon bond.
(3)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to the California Municipal Money Market Fund.

Percentages shown are based on Net Assets.

At September 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	0.8%
AA	73.5
A	16.3
A1 (Short Term)	2.5
Not Rated	0.5
Cash Equivalent	6.4

Total	100.0%

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

* Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	6.4%
General	12.4
General Obligations	36.4
School District	17.2
Water	10.1
All other sectors less than 5%	17.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds (1)	$–	$149,887	$–	$149,887
Investment Companies	10,290	–	–	10,290
Total Investments	$10,290	$149,887	$–	$160,177

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.1%

Alabama – 1.5%

Alabama State Port Authority Docks Facilities Revenue Bonds, 6.00%, 10/1/40	$5,000	$5,778

Arizona – 1.1%

Maricopa County Pollution Control Corp. Variable Revenue Refunding Bonds, Series A, Public Service Co. of New Mexico, Palo Verde Project, 6.25%, 1/1/38	4,000	4,363

California – 9.8%

California State Municipal Finance Authority COPS Revenue Bonds, Community Hospitals of Central California, 5.50%, 2/1/39	4,000	4,395

California State Municipal Finance Authority Revenue Bonds, Series A, University of La Verne, 6.13%, 6/1/30	2,000	2,275
6.25%, 6/1/40	1,000	1,124

California Statewide Communities Development Authority Revenue Bonds, California Baptist University, 7.25%, 11/1/31	2,000	2,305

California Statewide Communities Development Authority Revenue Bonds, Loma Linda University Medical Center, 5.25%, 12/1/44	3,500	3,629

California Statewide Communities Development Authority Revenue Bonds, Series A, California Baptist University, 5.50%, 11/1/38	2,000	2,014

Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Revenue Bonds, Senior Series A-1, 5.13%, 6/1/47	2,000	1,642
5.75%, 6/1/47	3,000	2,666

Los Angeles Department of Airports Subordinate Revenue Refunding Bonds, Series C, 5.00%, 5/15/38	3,050	3,479

Los Angeles Department of Water & Power System Revenue Bonds, Series D, 5.00%, 7/1/39	5,000	5,698

San Francisco City & County Airports Commission Revenue Bonds, Series E, 6.00%, 5/1/39	5,000	5,731

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.1% – continued

California – 9.8% – continued

Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Bonds, Senior Series A-1, 5.00%, 6/1/37	$4,000	$3,496
		38,454

Colorado – 2.5%

Denver City & County Airport System Revenue Bonds, Series A, 5.25%, 11/15/36	4,000	4,477

Prairie Center Metropolitan District No. 3 Limited Property Tax Supported G.O. Limited Bonds, Series A, 5.40%, 12/15/31	2,000	2,041

Regional Transportation District Private Activity Revenue Bonds, Denver Transportation Partners, 6.00%, 1/15/41	3,000	3,361
		9,879

Connecticut – 0.7%

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series G, Sacred Heart University, 5.13%, 7/1/26	1,250	1,372
5.38%, 7/1/31	1,250	1,377
		2,749

Delaware – 0.6%

Delaware State EDA Gas Facilities Revenue Refunding Bonds, Delmarva Power, 5.40%, 2/1/31	2,000	2,216

District of Columbia – 2.3%

District of Columbia Revenue Bonds, Cesar Chavez Charter Schools, 7.88%, 11/15/40	5,265	6,022

Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail and Capital Project, 5.00%, 10/1/53	3,000	3,133
		9,155

Florida – 5.7%

Broward County Airport Exempt Facility Revenue Bonds (AMT), Learjet, Inc. Project, 7.50%, 11/1/20	3,430	3,472

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.1% – continued

Florida – 5.7% – continued

Cape Coral Water & Sewer Revenue Refunding Bonds, 5.00%, 10/1/33	$3,000	$3,447

Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX, 5.35%, 7/1/29	3,525	3,828

Citizens Property Insurance Corp. Revenue Bonds, Series A-1, 5.00%, 6/1/25	2,500	2,977

Hillsborough County Aviation Authority Revenue Bonds, Sub Series B, Tampa International Airport, 5.00%, 10/1/40	1,500	1,681
5.00%, 10/1/44	1,500	1,672

Jacksonville Economic Development Commission Health Care Facilities Revenue Refunding Bonds, Series A, Proton Therapy Institute, 6.00%, 9/1/17	765	807

Miami-Dade County Aviation Revenue Refunding Bonds, Series B, 5.00%, 10/1/37	4,000	4,463

Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B, 5.50%, 11/1/10 (1)(2)	155	–
		22,347

Georgia – 2.3%

Atlanta Water & Wastewater Revenue Bonds, Series A, Prerefunded, 6.25%, 11/1/19	5,000	6,043

Atlanta Water & Wastewater Revenue Refunding Bonds, 5.00%, 11/1/35	2,505	2,874
		8,917

Illinois – 2.6%

Illinois State Finance Authority Revenue Bonds, Series A, Provena Health, 7.75%, 8/15/34	3,500	4,225

Illinois State Finance Authority Revenue Bonds, Silver Cross & Medical Centers, Prerefunded, 6.88%, 8/15/19	1,000	1,215
7.00%, 8/15/19	1,000	1,220

Railsplitter Tobacco Settlement Authority Revenue Bonds, 5.50%, 6/1/23	1,000	1,154

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.1% – continued

Illinois – 2.6% – continued
6.00%, 6/1/28	$2,000	$2,325
		10,139

Indiana – 3.7%

Indiana State Finance Authority Educational Facilities Revenue Bonds, Marian University Project, 6.50%, 9/15/30	3,000	3,434
6.38%, 9/15/41	2,000	2,263

Indiana State Finance Authority Environmental Variable Revenue Bonds, Series B, Duke Energy Project, 6.00%, 8/1/39	2,000	2,287

Indiana State Municipal Power Agency Revenue Bonds, Series B, 6.00%, 1/1/39	2,000	2,251

North Manchester Economic Development Revenue Refunding Bonds, Peabody Retirement Community Project, 6.05%, 12/1/45	389	250

North Manchester Economic Development Revenue Refunding Bonds, Subseries B, Peabody Retirement Community Project, 1.00%, 12/1/45	333	14

Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., 5.70%, 9/1/37 (3)(4)	1,000	1,035
8.00%, 9/1/41	2,500	3,001
		14,535

Kentucky – 1.4%

Kentucky Public Transportation Infrastructure Authority First Tier Toll Revenue Bonds, Series A, Downtown Crossing Project, 5.75%, 7/1/49	2,500	2,762

Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health, 5.25%, 6/1/50	2,500	2,632
		5,394

Louisiana – 6.4%

Louisiana State Gas & Fuels TRB, Series B, Second Lien, 5.00%, 5/1/39	5,000	5,569

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Westlake Chemical Corp., 6.50%, 8/1/29	2,000	2,351

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.1% – continued

Louisiana – 6.4% – continued

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Woman’s Hospital Foundation, 5.88%, 10/1/40	$3,000	$3,484

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A-1, Westlake Chemical Corp., 6.50%, 11/1/35	2,000	2,357

Louisiana State Public Facilities Authority Revenue Bonds, Belle Chasse Educational Foundation Project, 6.75%, 5/1/41	1,250	1,381

New Orleans Aviation Board Revenue Bonds, Series A, 5.00%, 1/1/40	1,500	1,661
5.00%, 1/1/45	2,500	2,754

New Orleans Water Revenue Refunding Bonds, 5.00%, 12/1/44	3,000	3,257

Tobacco Settlement Financing Corp. Asset Backed Revenue Refunding Bonds, Series A, 5.50%, 5/15/29	2,000	2,197
		25,011

Maine – 1.2%

Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Maine General Medical Center, 7.50%, 7/1/32	2,000	2,368
6.75%, 7/1/41	2,000	2,212
		4,580

Maryland – 2.2%

Anne Arundel County Special Obligation Tax Allocation Bonds, National Business Park-North Project, 6.10%, 7/1/40	4,335	4,603

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Healthcare, 6.25%, 1/1/31	1,500	1,726
6.13%, 1/1/36	2,000	2,254
		8,583

Massachusetts – 3.2%

Massachusetts State Bay Transportation Authority Sales TRB, Senior Series A, 5.00%, 7/1/28	5,000	6,251

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.1% – continued

Massachusetts – 3.2% – continued

Massachusetts State Development Finance Agency Revenue Bonds, Series D, Boston Medical Center Green Bonds, 5.00%, 7/1/44	$4,000	$4,263

Massachusetts State Development Finance Agency Revenue Bonds, Series F, Milford Regional Medical Center, 5.75%, 7/15/43	2,000	2,177
		12,691

Michigan – 2.1%

Michigan State Finance Authority Revenue Refunding Bonds, Series D-4, Local Government Loan Program, Detroit Water and Sewerage Department Water Supply System, 5.00%, 7/1/30	2,000	2,157

Royal Oak Hospital Finance Authority Revenue Bonds, Series V, William Beaumont Hospital, Prerefunded, 8.25%, 9/1/18	2,000	2,422

Wayne County Airport Authority Revenue Bonds, Series D, 12/1/45 (5)	3,500	3,795
		8,374

Minnesota – 1.6%

Rochester Health Care & Housing Revenue Refunding Bonds, Series A, Samaritan Bethany, 7.38%, 12/1/41	3,000	3,281

Western Minnesota Municipal Power Agency Revenue Bonds, Series A, 5.00%, 1/1/46	2,500	2,789
		6,070

Mississippi – 2.2%

Lowndes County Solid Waste Disposal & Pollution Control Revenue Refunding Bonds, Series A, Weyerhaeuser Co. Project, 6.80%, 4/1/22	4,710	5,799

Warren County Gulf Opportunity Zone Revenue Bonds, Series A, International Paper Co., 5.80%, 5/1/34	2,530	2,807
		8,606

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.1% – continued

Missouri – 2.0%

Grundy County IDA Health Facilities Revenue Bonds, Wright Memorial Hospital, 6.45%, 9/1/29	$2,530	$2,720
6.75%, 9/1/34	1,750	1,888

St. Louis County IDA Senior Living Facilities Revenue Bonds, Series A, St. Andrews Resources for Seniors, 6.38%, 12/1/41	3,005	3,048
		7,656

Nevada – 1.2%

Clark County Airport System Revenue Refunding Bonds, Senior Series A, 5.00%, 7/1/40	4,000	4,516

New Jersey – 3.2%

New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project, 5.38%, 1/1/43	2,500	2,684

New Jersey State EDA Revenue Bonds, MSU Student Housing Project - Provident Group, 5.88%, 6/1/42	3,000	3,324

New Jersey State EDA Revenue Bonds, Series A, Rowan Properties LLC - Provident Group, 5.00%, 1/1/48	1,000	1,027

New Jersey State EDA Special Facility Revenue Bonds, Series B (AMT), Continental Airlines, Inc. Project, 5.63%, 11/15/30	2,000	2,240

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, St. Joseph’s Healthcare System, 6.63%, 7/1/38	3,000	3,321
		12,596

New York – 4.6%

Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds, Catholic Health System Obligation, 5.25%, 7/1/35	1,500	1,679
5.00%, 7/1/40	1,750	1,896

Metropolitan Transportation Authority Revenue Bonds, Subseries D-1, 5.00%, 11/15/39	5,000	5,568

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.1% – continued

New York – 4.6% – continued

New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, Icahn School Medicine At Mount Sinai, 5.00%, 7/1/40	$3,000	$3,283

New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, New School, 5.00%, 7/1/45	1,425	1,583

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, 5.00%, 3/15/33	3,500	4,044

New York State Liberty Development Corp. Revenue Bonds, Series A, National Sports Museum Project, 6.13%, 2/15/19 (1)(2)	2,200	–
		18,053

North Carolina – 2.0%

North Carolina State Capital Facilities Finance Agency Revenue Bonds, Series B, Duke University Project, 5.00%, 10/1/38	5,000	5,589

North Carolina State Medical Care Commission Health Care Facilities First Mortgage Revenue Bonds, Series A, Deerfield Community, 6.13%, 11/1/38	2,000	2,151
		7,740

Ohio – 5.7%

American Municipal Power, Inc. Revenue Refunding Bonds, Series A, 5.00%, 2/15/39	1,250	1,380

Lucas County Health Care Facilities Revenue Refunding & Improvement Bonds, Series A, Lutheran Homes, 7.00%, 11/1/45	4,000	4,343

Ohio State Fresh Water Development Authority Revenue Bonds, Series A, 5.00%, 12/1/21	5,690	6,820

Ohio State Turnpike Commission Revenue Bonds, Series A-1, Junior Lien, Infrastructure Project, 5.00%, 2/15/48	3,000	3,257

Southeastern Ohio Port Authority Hospital Facilities Revenue Refunding Bonds, Memorial Health System, 5.00%, 12/1/35	1,000	1,013
5.00%, 12/1/43	600	602

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.1% – continued

Ohio – 5.7% – continued

Toledo-Lucas County Port Authority Revenue Refunding Bonds, CSX Transportation, Inc. Project, 6.45%, 12/15/21	$4,000	$4,878
		22,293

Oklahoma – 1.0%

Grand River Dam Authority Revenue Bonds, Series A, 5.00%, 6/1/39	3,350	3,789

Pennsylvania – 5.3%

Allegheny County Redevelopment Authority Tax Allocation Bonds, Pittsburgh Mills Project, 5.60%, 7/1/23	1,840	1,855

Butler County Hospital Authority Revenue Bonds, Butler Health System Project, Prerefunded, 7.13%, 7/1/19	3,000	3,665

Delaware County Industrial Development Revenue Refunding Bonds, Covanta Project, 5.00%, 7/1/43	2,500	2,485

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Edinboro University Foundation, 6.00%, 7/1/43	2,500	2,606

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Shippensburg University, 6.25%, 10/1/43	2,000	2,237

Pennsylvania State Turnpike Commission Revenue Bonds, Series C, 5.00%, 12/1/39	3,000	3,325

Philadelphia Water & Wastewater Revenue Bonds, Series A, 5.00%, 7/1/45	4,000	4,382
		20,555

Rhode Island – 1.0%

Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A, 5.00%, 6/1/40	4,000	4,064

Texas – 10.4%

Arlington Higher Education Finance Corp. Revenue Bonds, Series A, Lifeschool Dallas (PSF-Gtd.), 5.00%, 8/15/39	2,000	2,227

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.1% – continued

Texas – 10.4% – continued

Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Series A, 5.00%, 12/1/35	$3,400	$3,905

Dallas County Flood Control District G.O. Unlimited Refunding Bonds, 7.25%, 4/1/32	1,000	1,002

HFDC of Central Texas, Inc. Retirement Facilities Revenue Bonds, Series A, Legacy at Willowbend Project, 5.75%, 11/1/36	3,000	3,020

Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, 5.00%, 5/15/40	3,000	3,336

San Antonio Electric & Gas Revenue Bonds, Junior Lien, 5.00%, 2/1/43	2,500	2,761

Texas State PFA Charter School Finance Corp. Education Revenue Bonds, Series A, Cosmos Foundation, Inc., Prerefunded, 6.20%, 2/15/20	3,500	4,243

Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, LBJ Infrastructure, 7.00%, 6/30/40	3,000	3,555

Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, NTE Mobility, 6.88%, 12/31/39	2,500	2,924

Texas State Transportation Commission Turnpike System Subordinate Revenue Refunding Bonds, Series C, 5.00%, 8/15/42	3,475	3,737

Travis County Health Facilities Development Corp. Revenue Bonds, Westminster Manor Project, 7.00%, 11/1/30	1,000	1,148
7.13%, 11/1/40	2,000	2,302

University of Texas Permanent University Fund Revenue Refunding Bonds, Series B, 5.25%, 7/1/28	5,000	6,435
		40,595

Virginia – 0.5%

Virginia State College Building Authority Educational Facilities Green Revenue Bonds, Series B, Marymounth University, 5.25%, 7/1/35	270	279

5.00%, 7/1/45	1,515	1,517
		1,796

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.1% – continued

Washington – 2.1%

Port of Seattle Revenue Bonds, Series B, 5.00%, 4/1/40	$3,000	$3,350

Washington State Health Care Facilities Authority Revenue Bonds, Central Washington Health Services, Prerefunded, 7.00%, 7/1/19	4,000	4,852
		8,202
Total Municipal Bonds
(Cost $335,603)		359,696

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 7.9%

Northern Institutional Funds - Tax-Exempt Portfolio, 0.01% (6)	31,117,925	$31,118
Total Investment Companies
(Cost $31,118)		31,118

Total Investments – 100.0%
(Cost $366,721)		390,814

Liabilities less Other Assets – 0.0%		(131)
NET ASSETS – 100.0%		$390,683

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Issuer has defaulted on terms of debt obligation.
(3)	Restricted security that has been deemed illiquid. At September 30, 2015, the value of this restricted illiquid security amounted to approximately $1,035,000 or 0.3% of net assets. Additional information on the restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)

Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., 5.70%, 9/1/37	7/25/08	$875

(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(5)	When-Issued Security. Coupon rate is not in effect at September 30, 2015.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

At September 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	4.6%
AA	14.6
A	19.8
BBB	36.3
BB	6.2
B	2.6
Not Rated	7.9
Cash Equivalent	8.0

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	9.7%
Development	9.2
Financials	7.9
General	7.1
Higher Education	10.3
Medical	14.4
Transportation	11.4
Water	7.4
All other sectors less than 5%	22.6

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued	SEPTEMBER 30, 2015 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds (1)	$–	$359,696	$–	$359,696
Investment Companies	31,118	–	–	31,118
Total Investments	$31,118	$359,696	$–	$390,814

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND	SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8%

Alabama – 0.6%

Alabama State Public School & College Authority Capital Revenue Refunding Bonds, Series B, 5.00%, 1/1/26	$10,000	$12,138

University of Alabama General Revenue Refunding Bonds, Series A, 5.00%, 7/1/22	5,875	7,063
		19,201

Alaska – 0.4%

Alaska State G.O. Unlimited Bonds, Series B, 5.00%, 8/1/22	1,065	1,292

Anchorage Electric Utility Revenue Refunding Bonds, Series A, Senior Lien, 5.00%, 12/1/41	5,000	5,584

Anchorage G.O. Unlimited Refunding Bonds, Series D, Schools, 5.00%, 9/1/23	2,585	3,168

Anchorage Water Revenue Refunding Bonds (NATL Insured), 5.00%, 5/1/37	1,700	1,792
		11,836

Arizona – 4.6%

Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds, 5.00%, 7/1/26	6,630	8,079
5.00%, 7/1/41	2,000	2,269

Arizona State School Facilities Board COPS, Prerefunded, 5.25%, 9/1/18	10,000	11,271

Arizona State Transportation Board Excise Tax Revenue Refunding Bonds, 5.00%, 7/1/25	5,000	6,093

Arizona State Transportation Board Excise TRB, Maricopa County Regional Area, 5.25%, 7/1/20	10,000	11,462

Arizona State Transportation Board Highway Revenue Refunding Bonds, 5.00%, 7/1/28	12,000	14,397

Arizona State Water Infrastructure Finance Authority Quality Revenue Refunding Bonds, Series A, 5.00%, 10/1/22	3,000	3,650

Arizona State Water Infrastructure Finance Authority Revenue Refunding Bonds, Series A, 5.00%, 10/1/22	6,750	8,214

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

Arizona – 4.6% – continued

Chandler Excise TRB, 5.00%, 7/1/27	$5,000	$5,977

Maricopa County Unified School District No. 48 Scottsdale G.O. Unlimited Refunding Bonds, 5.00%, 7/1/21	5,000	5,941

Maricopa County Unified School District No. 97 Deer Valley G.O. Unlimited Bonds, Series C, School Improvement Project of 2008, 5.00%, 7/1/22	4,150	4,861

Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds, Senior Lien (AMT), 5.00%, 7/1/20	1,500	1,723

Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/22	3,000	3,452

Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/21	4,110	4,676

Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Series B, Junior Lien, 5.00%, 7/1/21	2,500	2,975
5.00%, 7/1/26	5,000	6,054
5.00%, 7/1/27	10,000	12,006

Phoenix G.O. Unlimited Refunding Bonds, 4.00%, 7/1/22	5,000	5,702

Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A, 5.00%, 12/1/23	10,000	12,043

Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A, 5.00%, 12/1/45	5,000	5,721

Scottsdale G.O. Limited Refunding Bonds, 5.00%, 7/1/22	3,000	3,634

Scottsdale Preservation Authority Excise Tax Revenue Refunding Bonds, 5.25%, 7/1/24	5,990	6,993
		147,193

Arkansas – 0.2%

Arkansas State Federal Highway Grant Anticipation G.O. Unlimited Bonds, 4.00%, 10/1/15	6,120	6,121

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

California – 6.0%

Bay Area Toll Bridge Authority Revenue Refunding Bonds, Series E, 2.00%, 4/1/21	$5,000	$5,071

Cabrillo Community College District G.O. Unlimited Bonds, Series A (NATL Insured), Partially Prerefunded, 5.00%, 8/1/27	1,815	1,822

Cabrillo Community College District G.O. Unlimited CABS, Series B (NATL Insured), Election of 2004, 0.00%, 8/1/39 (1)	11,755	3,767

California State Economic Recovery G.O. Unlimited Refunding Bonds, Series A, Prerefunded, 5.00%, 7/1/19	1,000	1,149

California State G.O. Unlimited Bonds, 5.00%, 3/1/26	13,400	16,396
5.00%, 8/1/45	3,000	3,414

California State G.O. Unlimited Bonds, Series 2007 (AMBAC Insured), Unrefunded Balance, 5.00%, 10/1/18	75	75

California State G.O. Unlimited Refunding Bonds, 5.00%, 8/1/19	1,010	1,161
5.00%, 9/1/20	1,000	1,177
5.00%, 3/1/26	10,000	12,235
5.00%, 8/1/32	5,000	5,865
6.25%, 11/1/34	5,000	6,030

California State G.O. Unlimited Refunding Bonds, Group C, 5.00%, 8/1/27	10,000	12,064
5.00%, 8/1/28	10,000	11,951

California State University Revenue Refunding Bonds, Series A, 5.00%, 11/1/31	10,000	11,854
5.00%, 11/1/32	8,000	9,437

California State Various G.O. Unlimited Bonds, Series 2007, Unrefunded Balance, 5.75%, 5/1/30	80	80

Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election of 2006, 2.59%, 8/1/35	11,850	9,306

Chabot-Las Positas Community College District G.O. Unlimited CABS, Series C (AGM-CR AMBAC Insured), 0.00%, 8/1/39 (1)	1,420	443

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

California – 6.0% – continued
0.00%, 8/1/40 (1)	$10,000	$2,958
0.00%, 8/1/41 (1)	6,775	1,906

Cupertino Union School District Crossover G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/27	435	522

Desert Community College District Capital Appreciation G.O. Unlimited Bonds, Series C (AGM Insured), Election of 2004, 0.00%, 8/1/46 (1)	12,000	2,398

East Bay Municipal Utility District Water System Revenue Refunding Bonds, Series A, 5.00%, 6/1/26	1,000	1,271

Long Beach Unified School District G.O. Unlimited CABS, Series D-1, 0.00%, 8/1/35 (1)	1,000	433

Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/30	10,000	11,780
5.00%, 8/1/31	5,000	5,864

Los Angeles Department of Airports Revenue Bonds, Series A, 5.25%, 5/15/22	5,000	5,716

Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured), 5.00%, 7/1/39	3,000	3,201

Los Angeles G.O. Unlimited Refunding Bonds, Series B, 5.00%, 9/1/20	55	65

Metropolitan Water District of Southern California State Revenue Bonds, Series A, 5.00%, 7/1/32	5,000	5,339

Monterey County Public Facilities Financing COPS, 5.00%, 10/1/35	1,860	2,133

Mount San Antonio Community College District G.O. Unlimited Convertible CABS, Series A, Election 2008, 1.29%, 8/1/43	4,500	3,184

Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 8/1/29	1,250	1,437

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

California – 6.0% – continued

San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded, 5.13%, 4/1/19	$7,390	$8,444

San Francisco City & County Airports Commission Revenue Bonds, Series E, 5.25%, 5/1/32	2,500	2,810

San Mateo Foster City School Election District G.O. Unlimited Convertible CABS, 1.10%, 8/1/42	5,000	3,738

Southern California State Public Power Authority Revenue Bonds, Series B, Southern Transmission Project, Prerefunded, 6.00%, 7/1/18	5,000	5,718

University of California General Revenue Bonds, Series Q, Prerefunded, 5.25%, 5/15/17	2,500	2,718

University of California General Revenue Bonds, Series U, 5.00%, 5/15/22	5,000	5,820

University of California Limited Project General Revenue Bonds, Series D (NATL Insured), Prerefunded, 5.00%, 5/15/16	1,860	1,935
		192,687

Colorado – 1.0%

Colorado State Board of Governors University Enterprise System Revenue Bonds, Series E-1 (State Higher Education Intercept Program), 5.00%, 3/1/34	5,500	6,319

Denver City & County Airport System Revenue Bonds, Subseries B, 5.25%, 11/15/28	1,500	1,752
5.25%, 11/15/29	1,740	2,022

Denver City & County Excise Tax Revenue Refunding Bonds, Series A (AGM Insured), 6.00%, 9/1/23	6,550	7,671

Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL Insured State Aid Withholding), 5.50%, 12/1/22	5,000	6,234

Metro Wastewater Reclamation District Sewer Revenue Bonds, Series A, 5.00%, 4/1/21	2,500	2,972

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

Colorado – 1.0% – continued

Regional Transportation District Sales TRB, Series A (AMBAC Insured), Fastracks Project, Prerefunded, 5.00%, 11/1/16	$5,000	$5,252
		32,222

Connecticut – 2.8%

Connecticut State G.O. Unlimited Bonds, 4.00%, 8/1/33	5,000	5,160
4.00%, 8/1/35	5,000	5,202

Connecticut State G.O. Unlimited Bonds, Series A, 5.00%, 3/1/24	6,500	7,794

Connecticut State G.O. Unlimited Bonds, Series B, 5.00%, 5/15/22	2,000	2,322
5.00%, 4/15/23	5,500	6,500
5.00%, 6/15/30	5,000	5,827

Connecticut State G.O. Unlimited Bonds, Series C, 5.00%, 7/15/24	5,090	6,020

Connecticut State G.O. Unlimited Bonds, Series D, 5.00%, 11/1/23	5,000	5,785

Connecticut State G.O. Unlimited Bonds, Series G, Green Bonds, 5.00%, 11/15/29	1,835	2,134

Connecticut State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 6/1/19	7,500	8,516
5.00%, 6/15/23	5,000	5,965

Connecticut State GAAP Conversion G.O. Unlimited Bonds, Series A, 5.00%, 10/15/23	10,000	11,986

Connecticut State Revolving Fund General Revenue Bonds, Series A, Green Bonds, 5.00%, 3/1/22	1,550	1,864

Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Refunding Bonds, Series B, 3.00%, 12/1/22	1,725	1,838

University of Connecticut Revenue Bonds, Series A, 5.00%, 2/15/24	5,000	6,040
5.00%, 2/15/25	5,000	6,091
		89,044

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

Delaware – 0.0%

Delaware State G.O. Unlimited Bonds, Unrefunded Balance, 5.00%, 7/1/23	$969	$1,127

District of Columbia – 1.9%

District of Columbia G.O. Unlimited Bonds, Series A, 5.00%, 6/1/26	7,000	8,597

District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, 5.50%, 10/1/39	10,500	11,687

District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, Prerefunded, 5.25%, 10/1/18	1,000	1,130
6.00%, 10/1/18	5,000	5,759

District of Columbia Water & Sewer Authority Public Utility Revenue Refunding Bonds, Series C, Subordinate Lien, 5.00%, 10/1/27	5,000	6,011
5.00%, 10/1/28	8,000	9,557
5.00%, 10/1/29	6,270	7,443

Metropolitan Washington Airports Authority System Revenue Bonds, Series C, 5.13%, 10/1/39	2,460	2,698

Metropolitan Washington Airports Authority System Revenue Bonds, Series C (AMT), 5.00%, 10/1/20	3,000	3,456
5.00%, 10/1/26	1,500	1,702

Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/1/28	3,000	3,418
		61,458

Florida – 4.2%

Broward County Airport System Revenue Bonds, Series C, 5.25%, 10/1/28	6,185	7,206

Broward County Airport System Revenue Bonds, Series Q-1, 5.00%, 10/1/42	1,295	1,430

Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 9/1/24	1,000	1,135
5.00%, 9/1/25	1,000	1,128

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

Florida – 4.2% – continued

Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), 5.00%, 9/1/23	$2,500	$2,832

Florida State Board of Governors University Dormitory Revenue Refunding Bonds, Series A, 4.00%, 5/1/34	2,000	2,061

Florida State Board of Public Education G.O. Unlimited Bonds, Series A, Capital Outlay, 5.25%, 6/1/28	11,135	12,474

Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series C, Capital Outlay, 5.00%, 6/1/24	3,000	3,696

Florida State Department of Transportation Right of Way G.O. Unlimited Bonds, 5.25%, 7/1/37	12,475	13,467

Florida State Department of Transportation Right of Way G.O. Unlimited Refunding Bonds, Series A, 5.00%, 7/1/24	5,000	6,167

Florida State Housing Finance Corp. Revenue Bonds, Series B, Housing Ridge Club Apartments, 0.40%, 12/1/15	1,000	1,000

Florida State Ports Financing Commission Revenue Refunding Bonds, Series B (AMT), State Transportation Trust Fund, 5.38%, 10/1/29	3,395	3,940

Florida State Turnpike Authority Revenue Bonds, Series B, 5.00%, 7/1/22	3,000	3,598

Greater Orlando Aviation Authority Airport Facilities Revenue Refunding Bonds, Series A (AMT) (AGM Insured), 5.00%, 10/1/16	400	419

Hillsborough County Aviation Authority Revenue Bonds, Sub Series B, Tampa International Airport, 5.00%, 10/1/44	4,000	4,459

Hillsborough County Aviation Authority Revenue Refunding Bonds, Series A (AMT), Tampa International Airport (NATL Insured), 5.00%, 10/1/23	4,245	4,414

Lee County School Board Refunding COPS, 5.00%, 8/1/22	800	950
5.00%, 8/1/23	1,125	1,341

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

Florida – 4.2% – continued

Miami Beach Stormwater Revenue Bonds, 5.00%, 9/1/41	$2,500	$2,794

Miami Dade County School Board COPS, Series A, 5.00%, 5/1/32	5,000	5,524

Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/1/27	1,320	1,510
5.00%, 10/1/32	3,890	4,306

Miami-Dade County Aviation Revenue Refunding Bonds, Series B, 5.00%, 10/1/37	650	725

Miami-Dade County School Board Refunding COPS, Series A (AGM Insured), 5.00%, 5/1/27	5,000	5,922

Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured), 5.25%, 10/1/20	3,000	3,532
5.25%, 10/1/22	2,500	3,028

Orange County School Board Refunding COPS, Series C, 5.00%, 8/1/31	5,000	5,823

Palm Beach County School Board COPS, Series C, 8/1/30 (2)	5,000	5,763

Reedy Creek Improvement District G.O. Limited Bonds, Series A, 5.25%, 6/1/29	5,000	5,832
5.25%, 6/1/30	5,000	5,825

South Miami Health Facilities Authority Revenue Bonds, Baptist Health South Florida Group, 5.00%, 8/15/42	9,630	10,057

Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 10/1/15	2,010	2,010
		134,368

Georgia – 2.4%

Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, Prerefunded, 5.50%, 1/1/19	10,000	11,464

Atlanta Water & Wastewater Revenue Refunding Bonds, 5.00%, 11/1/40	12,000	13,612
5.00%, 11/1/43	11,545	13,065

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

Georgia – 2.4% – continued

Georgia State G.O. Unlimited Bonds, Series A, Tranche 2, 5.00%, 2/1/26	$5,000	$6,225

Georgia State G.O. Unlimited Bonds, Series G, 3.40%, 12/1/15	13,205	13,279

Georgia State G.O. Unlimited Refunding Bonds, Series E-2, 5.00%, 9/1/21	5,000	5,996

Georgia State G.O. Unlimited Refunding Bonds, Series I, 5.00%, 7/1/21	1,100	1,316

Georgia State G.O. Unlimited Refunding Bonds, Series J-2, 4.50%, 11/1/22	5,870	6,888

Municipal Electric Authority of Georgia Revenue Bonds, Plant Voltage Units 3 & 4 Project, 5.00%, 7/1/60	2,500	2,637
5.50%, 7/1/60	2,500	2,769
		77,251

Hawaii – 2.0%

Hawaii State Airports System Revenue Bonds, Series A, 5.25%, 7/1/29	1,000	1,141

Hawaii State G.O. Unlimited Refunding Bonds, Series EF, 5.00%, 11/1/21	5,500	6,568

Hawaii State G.O. Unlimited Refunding Bonds, Series EP, 5.00%, 8/1/26	10,000	12,138

Honolulu City & County Board of Water Supply System Revenue Refunding Bonds, Series A, 5.00%, 7/1/29	2,000	2,363

Honolulu City & County G.O. Unlimited Bonds, Series A, 5.00%, 10/1/31	11,320	13,458

Honolulu City & County G.O. Unlimited Refunding Bonds, Series B, 5.00%, 10/1/23	7,000	8,546

Honolulu City & County Wastewater System Revenue Bonds, Senior Series A, First Bond Resolution, 5.00%, 7/1/27	3,310	4,019

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

Hawaii – 2.0% – continued

Honolulu City & County Wastewater System Revenue Bonds, Senior Series A, First Bond Resolution (NATL Insured), Prerefunded, 5.00%, 7/1/16	$3,000	$3,107

Honolulu City & County Wastewater System Revenue Refunding Bonds, Senior Series B, First Bond Resolution, 5.00%, 7/1/27	10,000	12,142
		63,482

Illinois – 2.4%

Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT), Second Lien, 5.50%, 1/1/30	2,025	2,267

Chicago Midway Airport Revenue Refunding Bonds, Series B, Second Lien, 5.25%, 1/1/34	2,500	2,781

Cook County Sales TRB, 5.00%, 11/15/31	2,485	2,819

Illinois State Build Sales TRB, 5.00%, 6/15/19	5,000	5,660

Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 5.25%, 3/1/40	2,500	2,792

Illinois State Finance Authority Revenue Refunding Bonds, Series A, OSF Healthcare System, 5.00%, 11/15/35	1,500	1,638
4.13%, 11/15/37	7,500	7,371

Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center, 5.00%, 11/15/29	3,000	3,412
5.00%, 11/15/30	2,610	2,943

Illinois State Municipal Electric Agency Power Supply Revenue Bonds (NATL Insured), Prerefunded, 5.00%, 2/1/16	2,000	2,032

Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL-IBC FGIC Insured), Prerefunded, 5.25%, 2/1/17	1,830	1,946

Illinois State Tax Supported Sports Facilities Authority Revenue Refunding Bonds (AGM Insured), 5.25%, 6/15/30	5,500	6,129

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

Illinois – 2.4% – continued

Illinois State Toll Highway Authority Revenue Refunding Bonds, Series D, 5.00%, 1/1/24	$5,000	$5,989

Kendall Kane & Will Counties Community Unit School District No. 308 G.O. Unlimited Bonds, Series A, 5.00%, 2/1/29	2,000	2,212

Lake County Community Consolidated School District No. 46 Grayslake G.O. Unlimited Bonds (AGM Insured), Prerefunded, 5.13%, 11/1/15	805	808

Lake County Community Consolidated School District No. 46 Grayslake G.O. Unlimited Bonds (AGM Insured), Unrefunded Balance, 5.13%, 11/1/24	195	196

McLean County Public Building Commission Revenue Bonds, 12/1/25 (2)	1,960	2,315

Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B (BAM Insured), 5.00%, 2/1/23	5,965	6,894

Will County Community High School District No. 210 Lincoln-Way G.O. Unlimited Refunding Bonds, Series A, 5.00%, 1/1/28	2,000	2,240

Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source, 5.25%, 6/1/36	2,500	2,864

Winnebago County Public Safety Sales Tax G.O. Unlimited Refunding Bonds, Series A, 5.00%, 12/30/20	2,700	3,164
5.00%, 12/30/24	6,040	7,075
		75,547

Indiana – 1.2%

Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority, 5.25%, 10/1/31	5,750	6,713
5.25%, 10/1/38	2,980	3,443

Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, University Health Obligated Group, 5.00%, 12/1/40	5,000	5,545

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

Indiana – 1.2% – continued

Indiana State Municipal Power Agency Revenue Bonds, Series A (AMBAC Insured), Power Supply System, Prerefunded, 5.00%, 1/1/16	$13,060	$13,220

Indiana University Student Fee Revenue Refunding Bonds, Series W-2, 5.00%, 8/1/26	3,250	3,939

Merrillville Multi School Building Corp. First Mortgage Revenue Bonds (State Aid Withholding), 5.25%, 7/15/26	1,000	1,090

Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured), 5.50%, 7/10/21	1,500	1,675
5.50%, 1/10/24	1,135	1,293
		36,918

Kansas – 0.2%

Johnson County Unified School District No. 512 Shawnee Mission G.O. Unlimited Refunding Bonds, Series A, 3.00%, 10/1/15	4,145	4,145

Kansas State Development Finance Authority Revenue Refunding Bonds, Series D-2, Kansas State University Housing Projects, 5.00%, 4/1/23	3,110	3,681
		7,826

Kentucky – 0.2%

Lexington-Fayette Urban County Government G.O. Unlimited Bonds, Series B, 5.00%, 1/1/27	1,260	1,516

Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A, 5.00%, 5/15/34	3,000	3,434
		4,950

Louisiana – 1.6%

Ernest N Morial-New Orleans Exhibit Hall Authority Special Tax Refunding Bonds, 5.00%, 7/15/22	5,290	6,278

Louisiana State Citizens Property Insurance Corp. Revenue Refunding Bonds (AGM Insured), 5.00%, 6/1/22	5,750	6,754

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

Louisiana – 1.6% – continued

Louisiana State G.O. Unlimited Bonds, 5.00%, 5/1/30	$10,000	$11,628

Louisiana State G.O. Unlimited Bonds, Series A, 5.00%, 2/1/27	3,750	4,423

Louisiana State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 7/15/22	6,500	7,706
5.00%, 8/1/23	5,000	5,983
5.00%, 7/15/24	2,825	3,379

Louisiana State Highway Improvement Revenue Bonds, Series A, 5.00%, 6/15/30	5,390	6,278
		52,429

Maryland – 4.6%

Anne Arundel County Consolidated General Improvement G.O. Limited Bonds, 5.00%, 4/1/27	5,805	7,111

Baltimore Revenue Refunding Bonds, Senior Series D, 5.00%, 7/1/27	2,000	2,405

Baltimore Wastewater Project Revenue Refunding Bonds, Series D, 5.00%, 7/1/24	5,425	6,579

Maryland State & Local Facilities Loan of 2013 G.O. Unlimited Bonds, First Series A, 5.00%, 3/1/22	10,000	11,814

Maryland State Department of Transportation Consolidated Revenue Bonds, 5.25%, 12/15/17	9,880	10,868
5.00%, 6/1/21	8,630	9,987
5.00%, 2/1/24	6,800	8,218

Maryland State G.O. Unlimited Bonds, First Series B, Prerefunded, 4.50%, 3/15/19	5,000	5,596

Maryland State G.O. Unlimited Bonds, Second Series B, 5.00%, 8/1/22	5,000	6,069
5.00%, 8/1/24	10,000	12,041

Maryland State G.O. Unlimited Bonds, Series A, 5.00%, 3/1/23	10,000	12,216
4.00%, 8/1/27	10,000	11,186

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

Maryland – 4.6% – continued

Maryland State G.O. Unlimited Refunding Bonds, Series 2-C, 5.00%, 8/1/22	$5,000	$6,069

Maryland State G.O. Unlimited Refunding Bonds, Series B, 4.00%, 8/1/24	10,000	11,606

Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, The John Hopkins Health System, 5.00%, 5/15/37	1,000	1,147

Montgomery County Consolidated Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 11/1/21	5,750	6,751
4.00%, 7/1/31	2,000	2,153

Montgomery County G.O. Unlimited Refunding Bonds, Series A, 5.00%, 7/1/21	5,000	5,973

Montgomery County G.O. Unlimited Refunding Bonds, Series B, 5.00%, 11/1/26	1,000	1,233

Washington Suburban Sanitary District Consolidated Public Improvement G.O. Unlimited Bonds, Second Series, 5.00%, 6/1/22	5,750	6,961
		145,983

Massachusetts – 4.9%

Massachusetts Bay Transportation Assessment Authority Revenue Bonds, Series A, 5.25%, 7/1/34	500	553

Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding Bonds, Senior Series A-1, 5.25%, 7/1/33	5,000	6,411

Massachusetts State Bay Transportation Authority Sales TRB, Senior Series A, 5.00%, 7/1/24	2,400	2,956

Massachusetts State Clean Water Trust State Revolving Fund Revenue Bonds, Green Bonds, 5.00%, 2/1/27	1,300	1,559

Massachusetts State College Building Authority Revenue Refunding Bonds, Series B (XLCA Insured State Appropriation Intercept Program), 5.50%, 5/1/39	5,000	6,179

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

Massachusetts – 4.9% – continued

Massachusetts State Commonwealth G.O. Limited Refunding Bonds, Series A, 5.00%, 7/1/27	$12,815	$16,119

Massachusetts State Commonwealth G.O. Limited Refunding Bonds, Series C, 5.00%, 8/1/25	10,000	12,455

Massachusetts State Consolidated Loan G.O. Limited Bonds, Series C, 4.00%, 6/1/43	3,000	3,055

Massachusetts State Consolidated Loan G.O. Limited Bonds, Series D, 5.00%, 10/1/23	10,000	12,002

Massachusetts State Development Finance Agency Revenue Bonds, Series B-1, Harvard University, 5.00%, 10/15/28	10,000	11,574

Massachusetts State G.O. Limited Bonds, Series A, 5.00%, 4/1/29	5,000	5,776

Massachusetts State G.O. Limited Bonds, Series F, 5.00%, 11/1/26	5,820	6,930

Massachusetts State G.O. Limited Refunding Bonds, Series A, 5.00%, 7/1/26	3,475	4,345
5.00%, 7/1/29	8,000	9,675

Massachusetts State G.O. Limited Refunding Bonds, Series B, 5.25%, 8/1/21	2,500	3,019

Massachusetts State G.O. Limited Refunding Bonds, Series B (AGM Insured), 5.25%, 9/1/23	4,185	5,205
5.25%, 9/1/25	3,500	4,456

Massachusetts State G.O. Limited Refunding Bonds, Series D, 5.50%, 10/1/15	5,000	5,001

Massachusetts State Health & Educational Facilities Authority Partners Healthcare Revenue Bonds, Series J1, 5.25%, 7/1/29	5,000	5,668

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series A, Harvard University, 5.50%, 11/15/36	5,000	5,695

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series M, TUFTS University, 5.25%, 2/15/26	1,250	1,561

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

Massachusetts – 4.9% – continued

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series N, Harvard University, 6.25%, 4/1/20	$1,000	$1,222

Massachusetts State School Building Authority Sales TRB, Series A (AMBAC Insured), 5.00%, 8/15/37	5,000	5,327

Massachusetts State School Building Authority Sales TRB, Series B, 5.00%, 1/15/28	7,425	8,940

Massachusetts State Special Obligation Consolidated Loan Revenue Bonds, Series A (AGM Insured), 5.50%, 6/1/18	500	563
5.50%, 6/1/21	500	608

Massachusetts State Water Resources Authority General Revenue Bonds, Series J (AGM Insured), 5.50%, 8/1/22	3,300	4,108

Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B, 5.00%, 8/1/26	5,000	5,780

Massachusetts State Water Resources Authority Revenue Bonds, Series A, Escrowed to Maturity, 6.50%, 7/15/19	1,110	1,224
		157,966

Michigan – 1.2%

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A, 5.00%, 10/15/27	10,000	11,400

Michigan State Environment Program G.O. Unlimited Refunding Bonds, Series A, 5.00%, 12/1/23	5,000	6,087

Michigan State Finance Authority Subordinate Revenue Refunding Bonds, State Revolving Fund, 5.00%, 10/1/25	3,970	4,733

Michigan State Hospital Finance Authority Variable Revenue Bonds, Ascension Health Care Group, 5.00%, 11/15/27	2,500	2,999

Michigan State Municipal Bond Authority Revenue Bonds, Clean Water Fund, Unrefunded Balance, 4.75%, 10/1/23	345	346

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

Michigan – 1.2% – continued

Michigan State Trunk Line Revenue Refunding Bonds, 5.00%, 11/15/21	$2,500	$2,977

Wayne County Airport Authority Revenue Bonds, Series D (AGM Insured), 12/1/32 (2)	9,690	10,898
		39,440

Minnesota – 1.3%

Hennepin County G.O. Unlimited Bonds, Series A, 5.00%, 12/1/25	3,515	4,275

Metropolitan Council Minneapolis-Saint Paul Metropolitan Area G.O. Unlimited GANS, Series A, 1.00%, 3/1/16	7,000	7,006

Minneapolis-St. Paul Metropolitan Airports Commission Revenue Refunding Bonds, Senior Series B (AMT), 5.00%, 1/1/22	2,500	2,782

Minnesota Municipal Power Agency Electric Revenue Refunding Bonds, Series A, 5.00%, 10/1/29	1,000	1,165

Minnesota State G.O. Unlimited Bonds, Series A, Prerefunded, Escrowed to Maturity, 5.00%, 10/1/20	75	88

Minnesota State G.O. Unlimited Refunding Bonds, Series D, 5.00%, 8/1/23	5,500	6,755

Minnesota State Various Purpose G.O. Unlimited Bonds, Prerefunded, 5.00%, 8/1/22	245	294

Minnesota State Various Purpose G.O. Unlimited Bonds, Series A, 5.00%, 8/1/23	5,000	6,141
5.00%, 8/1/32	5,950	7,045

Minnesota State Various Purpose G.O. Unlimited Bonds, Unrefunded Balance, 5.00%, 8/1/23	5,300	6,422
		41,973

Mississippi – 0.0%

Mississippi State Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (Collateralized by GNMA/FNMA Securities), 5.40%, 6/1/38	10	10

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

Missouri – 1.4%

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series A, State Revolving Funds, 5.00%, 1/1/22	$5,060	$5,803

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series A, State Revolving Funds Program, 5.00%, 1/1/25	1,500	1,783

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, State Revolving Funds Program, 5.00%, 7/1/23	3,620	4,425

Missouri State Highways & Transit Commission Road Revenue Refunding Bonds, Series A, First Lien, 5.00%, 5/1/21	6,375	7,602
5.00%, 5/1/22	10,000	12,104

Springfield Public Utility Revenue Refunding Bonds, 5.00%, 8/1/23	10,000	12,125
		43,842

Nebraska – 0.5%

Lancaster County School District No. 1 G.O. Unlimited Refunding Bonds, 5.00%, 1/15/27	3,760	4,619

Nebraska State Public Power District General Revenue Bonds, Series B, 5.00%, 1/1/23	1,000	1,196

Omaha Public Power District Electric System Revenue Refunding Bonds, Series C, 5.00%, 2/1/39	4,235	4,838
5.00%, 2/1/43	5,000	5,691
		16,344

Nevada – 0.5%

Clark County G.O. Limited Tax Bank Bonds, 5.00%, 6/1/38	2,500	2,712

Nevada State Capital Improvement & Cultural Affairs G.O. Limited Bonds, Series C, 5.00%, 6/1/21	8,000	8,834

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

Nevada – 0.5% – continued

Washoe County Highway Motor Vehicle Fuel TRB, 4.75%, 2/1/21	$3,400	$3,728
		15,274

New Hampshire – 0.2%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, 5.25%, 6/1/39	5,000	5,625

New Jersey – 1.0%

New Jersey State EDA Facilities Construction Revenue Refunding Bonds, Series PP, School Facilities Construction Project (AGM-CR Insured), 5.00%, 6/15/25	10,000	11,180

New Jersey State EDA Revenue Bonds, Series UU, School Facilities Construction, 5.00%, 6/15/27	70	73
5.00%, 6/15/31	3,000	3,076

New Jersey State EDA Revenue Refunding Bonds, Series II, School Facilities Construction, 5.00%, 3/1/27	3,290	3,406

New Jersey State EDA Revenue Refunding Bonds, Series PP, School Facilities Construction Project, 5.00%, 6/15/18	3,055	3,227

New Jersey State EDA Revenue Refunding Bonds, Series XX, 5.00%, 6/15/22	5,000	5,353

New Jersey State Transportation System Trust Fund Authority Revenue Bonds, Series A, 5.75%, 6/15/20	5,000	5,462

Ocean County G.O. Unlimited Refunding Bonds, Series A, 4.00%, 8/1/23	1,000	1,145
		32,922

New Mexico – 0.4%

New Mexico State Finance Authority Revenue Bonds, Series C, 5.00%, 6/1/23	2,770	3,267

New Mexico State Finance Authority Transportation Revenue Refunding Bonds, Series B1, 5.00%, 6/15/27	5,000	5,991

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

New Mexico – 0.4% – continued

New Mexico State Hospital Equipment Loan Council Revenue Bonds, Presbyterian Healthcare Services, 5.00%, 8/1/28	$1,250	$1,460
5.00%, 8/1/44	1,500	1,669
		12,387

New York – 13.0%

Long Island Power Authority Revenue Bonds, Series A, 6.25%, 4/1/33	5,000	5,746

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B, 5.00%, 11/15/34	5,000	5,655

Metropolitan Transportation Authority Revenue Bonds, Series B, 5.25%, 11/15/55	5,000	5,603

Metropolitan Transportation Authority Revenue Bonds, Series G, 5.25%, 11/15/26	5,000	5,780

Metropolitan Transportation Authority Revenue Refunding Bonds, Series D, 5.00%, 11/15/23	5,000	5,431
5.00%, 11/15/24	5,000	5,431

Metropolitan Transportation Authority Revenue Refunding Bonds, Series D-1, 5.00%, 11/15/30	2,495	2,902
5.00%, 11/15/31	2,000	2,315
5.00%, 11/15/33	4,500	5,170

Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries C-1, 5.25%, 11/15/28	5,000	6,062

New York City G.O. Unlimited Bonds, Series E, 5.00%, 8/1/16	4,895	5,090

New York City G.O. Unlimited Bonds, Series E, Unrefunded Balance, 5.00%, 11/1/25	5	5

New York City G.O. Unlimited Bonds, Subseries C-1, Fiscal 2008, 5.00%, 10/1/22	5,000	5,431

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series GG-1, Second General Resolution, 5.00%, 6/15/39	5,000	5,589

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

New York – 13.0% – continued

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG, 5.00%, 6/15/31	$5,000	$5,887
5.00%, 6/15/39	8,000	9,136

New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-2, Fiscal 2015 (State Aid Withholding), 5.00%, 7/15/30	2,000	2,356

New York City Transitional Finance Authority Building Aid Revenue Bonds, Subseries S-1A (State Aid Withholding), 5.00%, 7/15/26	10,000	11,589

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1, 5.00%, 5/1/38	2,500	2,763

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B, 5.00%, 11/1/21	5,000	5,747

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1, 5.00%, 2/1/23	10,380	12,462

New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B, 5.00%, 11/1/25	1,000	1,171

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, 5.00%, 2/1/31	5,110	5,959
5.00%, 8/1/32	12,500	14,604
5.00%, 8/1/37	8,500	9,751
5.00%, 2/1/41	10,000	11,329

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series C, Prerefunded, 5.50%, 11/1/15	13,230	13,292

New York City Transitional Finance Authority Subordinate Future Tax Secured Revenue Bonds, Fiscal 2015, 5.00%, 8/1/42	3,000	3,386

New York City Transitional Finance Authority Subordinate Future Tax Secured Revenue Bonds, Series B, 5.00%, 2/1/22	2,000	2,347

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

New York – 13.0% – continued

New York City Transitional Finance Authority Subordinate Future Tax Secured Revenue Refunding Bonds, Series C, 5.00%, 11/1/30	$10,545	$12,396

New York G.O. Unlimited Bonds, Series D, 5.00%, 8/1/23	5,000	6,053

New York G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/24	2,500	3,057
5.00%, 8/1/26	1,150	1,403
5.00%, 8/1/28	5,000	5,992

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (AGM Insured State Aid Withholding), 5.25%, 10/1/23	5,000	5,651

New York State Dormitory Authority Personal Income Taxable Revenue Refunding Bonds, Series A, 5.00%, 3/15/19	10,000	11,370

New York State Dormitory Authority Personal Income Taxable Revenue Refunding Bonds, Series E, 5.00%, 3/15/31	10,000	11,758
5.00%, 3/15/32	5,000	5,851
5.00%, 3/15/34	2,500	2,904

New York State Dormitory Authority Personal Income TRB, Series 2014-A, Unrefunded Balance, 5.00%, 2/15/39	1,930	2,140

New York State Dormitory Authority Personal Income TRB, Series B, Group B, 5.00%, 2/15/29	2,500	2,960

New York State Dormitory Authority Personal Income TRB, Series B, Group C, 5.00%, 2/15/38	10,000	11,396
5.00%, 2/15/40	7,000	7,934

New York State Dormitory Authority Sales TRB, Series A, 5.00%, 3/15/27	10,000	11,904
5.00%, 3/15/29	10,000	11,684

New York State Dormitory Education Authority Personal Income Tax Revenue Refunding Bonds, Series B (AMBAC Insured), 5.50%, 3/15/30	7,040	9,199

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

New York – 13.0% – continued

New York State Dormitory Education Authority Personal Income TRB, Series B, 5.75%, 3/15/36	$16,000	$18,301

New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Project Revolving Funds, 5.00%, 6/15/36	5,000	5,669

New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series C, Municipal Water Finance Revolving Funds, 5.00%, 6/15/25	2,185	2,194

New York State Environmental Facilities Corp. Personal Income TRB, Series A, 5.25%, 12/15/26	10,000	11,211

New York State Environmental Facilities Corp. Revenue Bonds, Series 2010, Master State Revolving Funds, 5.00%, 5/15/23	2,000	2,451

New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM-CR Insured), 5.00%, 4/1/21	7,505	8,551

New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series C (NATL-IBC Insured), 5.50%, 4/1/17	3,635	3,817

New York State Thruway Authority Revenue Refunding Bonds, 5.00%, 1/1/28	10,000	11,809
5.00%, 1/1/29	5,000	5,838

New York State Thruway Transportation Authority Personal Income TRB, Series A, 5.25%, 3/15/21	5,000	5,455

New York State Urban Development Corp. Personal Income TRB, Series D, 5.00%, 3/15/23	3,000	3,619

New York State Urban Development Corp. Service Contract Revenue Refunding Bonds, Series D, 5.38%, 1/1/22	1,850	2,095

Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 185 (AMT), 5.00%, 9/1/26	1,130	1,321

Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 186 (AMT), 5.00%, 10/15/21	5,000	5,842

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

New York – 13.0% – continued

Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 189, 5.00%, 5/1/30	$3,500	$4,140

Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015, 5.00%, 10/15/27	10,000	12,204
5.00%, 10/15/28	5,000	6,055

Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A, 5.00%, 11/15/27	1,330	1,619
		413,832

North Carolina – 2.0%

Charlotte COPS, Series B, 3.00%, 6/1/22	10,330	10,682

Charlotte G.O. Unlimited Refunding Bonds, Series B, 5.00%, 7/1/27	3,500	4,217

Charlotte Water & Sewer System Revenue Refunding Bonds, 5.00%, 7/1/26	9,340	11,638

North Carolina State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 6/1/23	10,000	12,281

North Carolina State Municipal Power Agency No. 1 Catawba Electric Revenue Refunding Bonds, Series C, 5.00%, 1/1/29	10,000	11,850

North Carolina State Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 5/1/21	5,000	5,840

Wake County Public Improvement G.O. Unlimited Bonds, 5.00%, 9/1/21	5,000	5,996
		62,504

Ohio – 1.6%

Columbus G.O. Limited Bonds, Series B, 4.00%, 7/1/25	2,770	3,217

Columbus G.O. Unlimited Bonds, Series A, 3.00%, 7/1/22	3,650	3,925

Northeast Ohio Regional Sewer District Revenue Refunding Bonds, 5.00%, 11/15/39	2,000	2,281

Ohio State Common School G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/15/16	4,000	4,183

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

Ohio – 1.6% – continued

Ohio State Common Schools G.O. Unlimited Bonds, Series B, 5.00%, 6/15/22	$5,000	$6,024

Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series A, 5.00%, 9/15/23	1,530	1,871

Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/22	5,000	6,039

Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series B, 5.00%, 8/1/22	2,500	3,019
5.00%, 8/1/23	10,000	12,206

Ohio State Major New Infrastructure Project Garvee Revenue Bonds, 5.00%, 12/15/22	2,250	2,700

University of Cincinnati General Receipts Revenue Bonds, Series G (NATL Insured), 5.00%, 6/1/28	2,075	2,256

University of Cincinnati Receipts Revenue Bonds, Series C, Green Bonds, 5.00%, 6/1/41	4,495	5,084
		52,805

Oklahoma – 0.6%

Oklahoma State Municipal Power Authority Revenue Refunding Bonds, Series A, 5.00%, 1/1/27	6,250	7,408

University of Oklahoma General Revenue Bonds, Series C, 7/1/32 (2)	8,490	9,754
7/1/39 (2)	3,080	3,140
		20,302

Oregon – 1.7%

Oregon State Board of Education G.O. Unlimited Bonds, Series A, 5.00%, 8/1/23	4,480	5,213

Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A, 5.00%, 11/15/22	6,485	7,915
5.00%, 11/15/31	10,000	11,840

Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series C, Senior Lien, 5.00%, 11/15/20	10,000	10,898

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

Oregon – 1.7% – continued

Oregon State Facilities Authority Revenue Bonds, Series C, Providence Health & Services, 4.00%, 10/1/45	$2,500	$2,500

Portland Community College District G.O. Unlimited Bonds, 5.00%, 6/15/21	2,560	3,046

Portland Sewer System Revenue Refunding Bonds, Series A, First Lien, 5.00%, 6/1/21	10,000	11,927
		53,339

Pennsylvania – 0.9%

Delaware County Authority Villanova University Revenue Bonds, 8/1/45 (2)	5,320	5,690

Lower Merion School District G.O. Limited Refunding Bonds, Series B (State Aid Withholding), 5.00%, 9/1/23	2,240	2,738

Montgomery County G.O. Unlimited Refunding Bonds, 5.00%, 3/1/22	915	1,099

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series A, UPMC, 5.00%, 2/1/27	1,000	1,176

Pennsylvania State G.O. Unlimited Refunding Bonds, First Series, 5.00%, 7/1/22	5,000	5,907

Pennsylvania State G.O. Unlimited Refunding Bonds, First Series (AGM-CR Insured), 5.00%, 8/15/22	5,000	5,936

Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue Refunding Bonds, Series A (AMBAC Insured), 5.00%, 12/1/19	5,075	5,346
		27,892

Rhode Island – 0.4%

Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series A, Consolidated Capital Development Loan, Prerefunded, 5.50%, 8/1/21	5,000	6,105

Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series B, Consolidated Capital Development Loan, 5.00%, 10/15/27	2,630	3,071

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

Rhode Island – 0.4% – continued

Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series A, Consolidated Capital Development Loan, 5.00%, 8/1/21	$1,000	$1,183

Rhode Island State Clean Water Finance Agency PCR Refunding Bonds, Subseries A, 5.00%, 10/1/21	2,880	3,383
		13,742

South Carolina – 1.2%

Charleston County Capital Improvement Transportation Sales Tax G.O. Unlimited Bonds (State Aid Withholding), 5.00%, 11/1/23	2,500	2,966

Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC-CR MBIA Insured), 5.38%, 1/1/25	4,960	5,881

Scago Educational Facilities Corp. for Cherokee School District No. 1, Revenue Refunding Bonds, 5.00%, 12/1/25	500	593

South Carolina State Public Service Authority Obligations Revenue Refunding Bonds, Series C, 5.00%, 12/1/46	5,000	5,447

South Carolina State Public Service Authority Revenue Bonds, Series A, Prerefunded, 5.50%, 1/1/19	950	1,090

South Carolina State Public Service Authority Revenue Bonds, Series A, Unrefunded Balance, 5.50%, 1/1/38	11,050	12,340

South Carolina State Transportation Infrastructure Bank Revenue Refunding Bonds, Series A (BHAC-CR AMBAC Insured), Prerefunded, 5.00%, 10/1/15	10,000	10,001
		38,318

Tennessee – 1.9%

Metropolitan Government of Nashville & Davidson County G.O. Unlimited and Improvement Bonds, Series C, 5.00%, 7/1/26	17,320	21,376
5.00%, 7/1/28	10,000	12,151

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

Tennessee – 1.9% – continued

Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding & Improvement Bonds, Series A, Unrefunded Balance, 5.00%, 7/1/24	$4,600	$5,320

Tennessee State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/21	11,825	14,161

Tennessee State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 9/1/26	5,000	6,274

Tennessee State Housing Development Agency Revenue Bonds, Series 1A (AMT), Home Ownership Program, 3.75%, 1/1/19	450	475
4.05%, 7/1/20	455	493
4.13%, 7/1/21	1,595	1,721
		61,971

Texas – 6.0%

Brownsville Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.), 5.00%, 2/15/22	100	119

Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/28	5,000	6,049
5.00%, 2/15/29	15,280	18,327

Dallas G.O. Limited Refunding Bonds, Unrefunded Balance, 5.00%, 2/15/22	2,000	2,389

Dallas Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/16	10,000	10,184

Dallas Independent School District Variable G.O. Limited Bonds, Maintenance Tax Notes, 1.50%, 8/15/18	6,000	6,044

Dallas Waterworks & Sewer System Revenue Refunding Bonds, Series A, 5.00%, 10/1/27	5,000	6,110

Denton Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 8/15/28	5,000	6,031

Garland Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/24	10,000	11,614

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

Texas – 6.0% – continued

Harris County Metropolitan Transit Authority Sales & Use Tax Contractual Obligations Revenue Bonds, Series B, 5.00%, 11/1/26	$2,225	$2,719

Harris County-Houston Sports Authority Revenue Refunding Bonds, Series A, Senior Lien, 5.00%, 11/15/30	5,000	5,682

Houston Higher Education Finance Corp. Revenue Bonds, Series B, Rice University Project, Prerefunded, 4.50%, 11/15/17	2,500	2,701

Houston Independent Schoolhouse District G.O. Limited Bonds (PSF-Gtd.), 5.00%, 2/15/25	10,000	10,587

Houston Public Improvement G.O. Limited Refunding Bonds, Series D (AGM Insured), Prerefunded, 5.00%, 3/1/16	1,590	1,622

Humble Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 2/15/29	10,000	10,520

Humble Independent School Building District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.), 5.25%, 2/15/23	5,000	6,154

Laredo Certificates of Obligation G.O. Limited Bonds (NATL Insured), Prerefunded, 5.00%, 2/15/17	6,965	7,396

Lower Colorado River Authority Revenue Refunding Bonds, Prerefunded, 5.50%, 5/15/19	5	6

Lower Colorado River Authority Revenue Refunding Bonds, Series 2012, Prerefunded, 5.50%, 5/15/19	80	92

Lower Colorado River Authority Revenue Refunding Bonds, Series 2012-1, Prerefunded, 5.50%, 5/15/19	5	6

Lower Colorado River Authority Revenue Refunding Bonds, Series 2014, Prerefunded, 5.50%, 5/15/19	5	6

Lower Colorado River Authority Revenue Refunding Bonds, Series 2014, Unrefunded Balance, 5.50%, 5/15/33	1,905	2,141

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

Texas – 6.0% – continued

North East Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 8/1/26	$10,445	$12,924

North Texas Tollway Authority System Revenue Refunding Bonds, Series B, Second Tier, 5.00%, 1/1/31	5,000	5,575

Northside Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 8/15/22	5,000	5,984

San Antonio Electric & Gas System Revenue Bonds, Series A, Prerefunded, 5.00%, 2/1/16	12,655	12,861

Tarrant Regional Water District Control & Improvement Revenue Refunding Bonds, Series A, 5.00%, 3/1/16	4,200	4,286

Texas State A&M University Financing System Revenue Bonds, Series D, 5.00%, 5/15/27	5,000	5,949

Texas State Transportation Commission G.O. Unlimited Refunding Bonds, Series A, 5.00%, 10/1/23	7,770	9,486

Texas State Transportation Commission Highway Fund Revenue Refunding Bonds, First Tier, 5.00%, 10/1/22	10,000	12,131
5.00%, 10/1/25	1,175	1,472

Texas State University System Financing Revenue Refunding Bonds, Series A, 5.00%, 3/15/23	3,000	3,613
		190,780

Utah – 0.3%

North Davis County Sewer District Revenue Bonds, 5.00%, 3/1/23	2,265	2,744

Utah State G.O. Unlimited Bonds, 5.00%, 7/1/23	5,000	6,013
		8,757

Vermont – 0.1%

Vermont State G.O. Unlimited Bonds, Series B, 5.00%, 8/15/22	1,425	1,730

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

Virginia – 0.8%

Hampton Roads Sanitation District Wastewater Revenue Refunding Bonds, Series A, 5.00%, 7/1/27	$3,465	$4,172

Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 12/1/22	1,360	1,626

Richmond G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 3/1/24	5,000	6,032

Upper Occoquan Sewage Authority Regional Revenue Refunding Bonds, 5.00%, 7/1/27	5,000	6,169
5.00%, 7/1/28	5,000	6,129

Virginia State G.O. Unlimited Bonds, Series A, 5.00%, 6/1/19	1,000	1,145

Virginia State Resources Authority Clean Water Revenue Refunding Bonds, Subordinate Lien, State Revolving Fund, 5.50%, 10/1/22	1,000	1,251
		26,524

Washington – 3.2%

Grant County Public Utility District No. 2 Electric Revenue Refunding Bonds, Series I, Escrowed To Maturity, 3.00%, 1/1/16	4,035	4,064

King County School District No. 405 Bellevue G.O. Unlimited Bonds (AGM Insured), Prerefunded, 4.20%, 12/1/15	5,000	5,035

Port of Seattle Revenue Refunding Bonds, Series B, 5.00%, 3/1/34	1,780	2,019

Port of Seattle Revenue Refunding Bonds, Series C (AMT), Intermediate Lien, 5.00%, 2/1/18	1,000	1,091

Washington State G.O. Unlimited Refunding Bonds, Series R-2013A, 5.00%, 7/1/22	5,000	6,011

Washington State G.O. Unlimited Refunding Bonds, Series R-2015-C, 5.00%, 7/1/23	10,000	12,169
5.00%, 7/1/31	5,000	5,864

Washington State G.O. Unlimited Refunding Bonds, Series R-2015D, 5.00%, 7/1/28	10,000	11,971

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

Washington – 3.2% – continued

Washington State G.O. Unlimited Refunding Bonds, Series R-2015E, 5.00%, 7/1/28	$10,775	$12,899

Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services, 5.25%, 10/1/39	4,000	4,423

Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E, 5.00%, 2/1/38	3,000	3,399

Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series C, 5.00%, 2/1/35	10,480	12,120

Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series E (AMBAC Insured), Prerefunded, 5.00%, 1/1/16	13,665	13,832

Washington State Various Purpose G.O. Unlimited Bonds, Series D, 5.00%, 2/1/25	5,000	6,058
		100,955

Wisconsin – 0.4%

Wisconsin State G.O. Unlimited Refunding Bonds, Series 4, 5.00%, 5/1/26	10,350	12,617
Total Municipal Bonds
(Cost $2,536,232)		2,611,494

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 14.0%

Northern Institutional Funds – Tax-Exempt Portfolio, 0.01% (3)	447,375,582	$447,376
Total Investment Companies
(Cost $447,376)		447,376

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 4.2%

Illinois State Educational Facilities Authority Adjustable Medium Term VRDB, Field Museum, 4.60%, 11/1/15	$4,250	$4,264

Massachusetts State G.O. Limited RANS, Series B, 2.00%, 5/25/16	50,000	50,596

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 4.2% – continued

Massachusetts State G.O. Limited Refunding Bonds, Series B, 5.00%, 8/1/16	$4,865	$5,060

Massachusetts State Health & Educational Facilities Authority VRDB, Series Y, Harvard University Issue, 0.01%, 7/1/35	10,000	10,000

New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series A, 2.00%, 3/15/16	50,000	50,434

Ocean County G.O. Unlimited Refunding Bonds, Series A, 3.00%, 8/1/16	8,180	8,369

Tri-County Metropolitan Transportation District Revenue Refunding Bonds, Series B, 3.00%, 9/1/16	4,015	4,117
Total Short-Term Investments
(Cost $132,805)		132,840

Total Investments – 100.0%
(Cost $3,116,413)		3,191,710

Other Assets less Liabilities – 0.0%		1,538
NET ASSETS – 100.0%		$3,193,248

(1)	Zero coupon bond.
(2)	When-Issued Security. Coupon rate is not in effect at September 30, 2015.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

At September 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	18.5%
AA	55.4
A	10.1
A1+ (Short Term)	1.6
Not Rated	0.4
Cash Equivalent	14.0

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued	SEPTEMBER 30, 2015 (UNAUDITED)

nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	14.0%
General	15.4
General Obligation	31.4
Higher Education	5.2
School District	5.4
Transportation	7.6
Water	9.1
All other sectors less than 5%	11.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds (1)	$ –	$2,611,494	$ –	$2,611,494
Investment Companies	447,376	–	–	447,376
Short-Term Investments	–	132,840	–	132,840
Total Investments	$447,376	$2,744,334	$ –	$3,191,710

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND	SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9%

Alabama – 0.0%

Birmingham Capital Improvement G.O. Unlimited Refunding Bonds, Series A (AMBAC Insured), Prerefunded, 4.50%, 12/1/16	$365	$383

Arizona – 2.9%

Arizona State Department of Administration Refunding COPS, Series B, 4.00%, 10/1/15	400	400

Chandler G.O. Limited Refunding Bonds, 4.00%, 7/1/21	4,000	4,542

Maricopa County Community College District G.O. Unlimited Bonds, Series C, 4.00%, 7/1/16	1,000	1,029

Maricopa County School District No. 3 Tempe Elementary G.O. Unlimited Bonds, Series C, 2.00%, 7/1/18	5,000	5,152

Maricopa County Unified School District No. 11 Peoria G.O. Unlimited Bonds, School Improvement Project, 5.00%, 7/1/16	4,250	4,398

Maricopa County Unified School District No. 4 Mesa G.O. Limited Refunding Bonds, 4.00%, 7/1/19	2,000	2,212

Maricopa County Unified School District No. 93 Cave Creek G.O. Unlimited Bonds, Series A, School Improvement Project 2014 (BAM Insured), 4.00%, 7/1/17	1,190	1,256

Maricopa County Union High School District No. 216 Agua Fria G.O. Limited Refunding Bonds, 4.00%, 7/1/16	770	791

Phoenix Civic Improvement Corp. Transportation Excise TRB, 4.00%, 7/1/16	3,500	3,599

Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Series B, Junior Lien, 5.00%, 7/1/21	5,000	5,950

Phoenix Various Purpose G.O. Unlimited Bonds, Series A, 5.00%, 7/1/16	275	285

Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007, 2.00%, 7/1/16	425	430

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Arizona – 2.9% – continued

Pinal County Obligation Revenue Bonds, 5.00%, 8/1/21	$2,505	$2,937

Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series A, 5.00%, 1/1/16	150	152

Scottsdale G.O. Limited Refunding Bonds, 3.00%, 7/1/22	2,000	2,167

Tucson Water System Revenue Bonds, 5.00%, 7/1/16	1,275	1,321
		36,621

California – 7.4%

Bay Area Toll Bridge Authority Variable Revenue Bonds, Series B, 1.50%, 4/2/18	1,000	1,011

California State Department of Water Resources Center Valley Project Revenue Refunding Bonds, Series AS, 5.00%, 12/1/21	9,000	10,871

California State Department of Water Resources Power Supply Revenue Bonds, Series L, 5.00%, 5/1/16	200	206

California State Department of Water Resources Power Supply Revenue Refunding Bonds, Series O, 5.00%, 5/1/21	7,175	8,578

California State G.O. Unlimited Refunding Bonds, 5.00%, 3/1/16	100	102
5.00%, 8/1/21	4,000	4,774

California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, St. Joseph Health System, 5.00%, 10/18/22	2,500	2,995

California State Various Purpose G.O. Unlimited Bonds, 5.00%, 10/1/18	10,000	11,248

California State Various Purpose G.O. Unlimited Refunding Bonds, 5.00%, 11/1/20	8,000	9,459
5.00%, 12/1/21	5,000	5,995

Desert Sands Unified School District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/22	1,000	1,212

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

California – 7.4% – continued

Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/22	$2,590	$3,150

Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series C, 5.00%, 8/1/22	2,900	3,527
5.00%, 8/1/23	1,000	1,231

Los Angeles Department of Water & Power System Revenue Bonds, Series A, 5.00%, 7/1/19	5,000	5,727

Sacramento Regional County Sanitation Districts Financing Authority Revenue Bonds (NATL Insured), Prerefunded, 5.00%, 6/1/16	500	516

San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded, 5.13%, 4/1/19	5,000	5,713

San Francisco Bay Area Toll Bridge Authority Variable Revenue Bonds, Series C3, 1.45%, 8/1/17	6,725	6,781

San Francisco City & County Road Repaving & Street Safety G.O. Unlimited Bonds, Series C, 5.00%, 6/15/18	1,385	1,545

San Jose Evergreen Community College District G.O. Unlimited Refunding Bonds, 5.00%, 9/1/22	4,000	4,872

San Juan Unified School District G.O. Unlimited Bonds, Series B, Election of 2012, 3.00%, 8/1/21	2,215	2,392

Vallecitos Water District Water & Wastewater Enterprise Revenue Refunding Bonds, 5.00%, 7/1/22	1,500	1,822
		93,727

Colorado – 1.3%

Arapahoe County School District No. 5 Cherry Creek G.O. Unlimited Refunding Bonds (State Aid Withholding), 3.00%, 12/15/15	100	101

Cherry Creek School District No. 5 G.O. Unlimited Refunding Bonds (State Aid Withholding), 5.00%, 12/15/16	2,870	3,032

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Colorado – 1.3% – continued

Colorado State Refunding COPS, Series A, UCDHSC Fitzsimons Academic Projects, 5.00%, 11/1/17	$1,875	$2,041

Denver City & County Excise Tax Revenue Refunding Bonds, Series A (AGM Insured), 6.00%, 9/1/21	5,000	5,885

Larimer Weld & Boulder County School District No. R-2J Thompson G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 12/15/15	250	252

Metro Wastewater Reclamation District Sewer Revenue Bonds, Series A, 5.00%, 4/1/16	285	292

Pueblo Board of Waterworks Revenue Refunding Bonds, 3.00%, 11/1/16	825	848

Regional Transportation District Transit Vehicles COPS, Series A (AMBAC Insured), 5.00%, 12/1/16	1,590	1,675

Weld County School District No. 6 Greeley G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), 3.00%, 12/1/16	2,600	2,677
		16,803

Connecticut – 2.2%

Connecticut State G.O. Unlimited Bonds, Series A (AGM Insured), 3.80%, 12/15/15	100	101
5.00%, 12/15/15	250	252

Connecticut State G.O. Unlimited Bonds, Series C, 4.10%, 11/1/15	225	226

Connecticut State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 5/1/17	5,520	5,898

Connecticut State G.O. Unlimited Refunding Bonds, Series H, 5.00%, 11/15/20	2,500	2,922

Connecticut State GAAP Conversion G.O. Unlimited Bonds, Series A, 5.00%, 10/15/20	8,000	9,337

Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Bonds, Series A, 5.00%, 9/1/21	4,425	5,244

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Connecticut – 2.2% – continued

Connecticut State Special Tax Obligation Transportation Infrastructure Revenue Refunding Bonds, Series 1, Second Lien, 5.00%, 2/1/17	$2,500	$2,649

Hartford G.O. Unlimited Bonds (AMBAC Insured), Prerefunded, 5.00%, 7/15/16	600	622

University of Connecticut Revenue Bonds, Series A, 3.70%, 4/1/16	100	102

Waterford G.O. Unlimited Bonds, 3.00%, 3/15/16	50	51
		27,404

Delaware – 1.6%

Delaware State G.O. Unlimited Bonds, Series 2009C, 5.00%, 10/1/15	15,000	15,002

New Castle County G.O. Unlimited Refunding Bonds, 5.00%, 10/1/18	3,445	3,877

University of Delaware Revenue Refunding Bonds, Series B, 5.00%, 11/1/15	1,000	1,004
		19,883

District of Columbia – 0.0%

District of Columbia Income Tax Secured Revenue Bonds, Series D, 5.00%, 12/1/15	100	101

Florida – 4.3%

Broward County G.O. Unlimited Refunding Bonds, Series A, 5.00%, 1/1/16	2,525	2,556

Clay County Infrastructure Sales Surtax Revenue Bonds (AGM Insured), 5.25%, 10/1/17	4,600	4,965

Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/16	100	103

Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series C, 5.00%, 6/1/17	10,100	10,854

Florida State Board of Public Education G.O. Unlimited Bonds, Series A, Capital Outlay 2006, 5.00%, 6/1/16	405	418

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Florida – 4.3% – continued

Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series B, Capital Outlay, 5.00%, 6/1/20	$5,000	$5,840

Florida State Board of Public Education G.O. Unlimited Refunding Bonds, Series B, Capital Outlay 2008, 4.00%, 6/1/16	100	103

Florida State Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A, Escrowed to Maturity, 5.00%, 7/1/16	5,000	5,180

Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, 5.00%, 10/1/16	4,000	4,180

Gainesville Utilities System Revenue Bonds, Series A (AGM Insured), Prerefunded, 5.00%, 10/1/15	200	200

Jacksonville Special Revenue Refunding Bonds, Series D, 5.00%, 10/1/15	155	155

JEA Electric System Revenue Bonds, Series Three A, 5.00%, 10/1/17	940	1,021

JEA Electric System Revenue Bonds, Series Three D-1, 4.00%, 10/1/15	250	250

JEA Electric System Revenue Bonds, Subseries A, 5.00%, 10/1/15	250	250

JEA Electric System Revenue Bonds, Subseries B, 5.00%, 10/1/15	235	235

JEA Electric System Revenue Refunding Bonds, Series B, 2.00%, 10/1/16	2,800	2,845

JEA Water & Sewer System Revenue Bonds, Series B, Escrowed to Maturity, 5.00%, 10/1/15	165	165

JEA Water & Sewer System Revenue Bonds, Series C, 3.50%, 10/1/15	150	150

Lee County School Board COPS, Series A (AGM Insured), 4.20%, 8/1/16	250	258

Palm Beach County Public Improvement Revenue Bonds, Series 2, 5.00%, 11/1/16	600	630

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Florida – 4.3% – continued

Reedy Creek Improvement District Utilities Revenue Refunding Bonds, Series 2 (AMBAC Insured), Escrowed to Maturity, 5.00%, 10/1/15	$5,730	$5,731

Sarasota County Infrastructure Sales Surtax Revenue Bonds, Series A, 5.00%, 10/1/16	1,500	1,570

Sarasota County Infrastructure Sales Surtax Revenue Refunding Bonds, 5.00%, 10/1/21	1,000	1,188

Seminole County Water & Sewer Revenue Refunding Bonds, Series B, 5.00%, 10/1/16	4,745	4,967

Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, 5.00%, 10/1/16	225	236
		54,050

Georgia – 2.6%

Atlanta & Fulton County Recreation Authority Revenue Refunding & Park Improvement Bonds, Series A, 5.00%, 12/1/19	380	437

Cherokee County School System G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 8/1/20	2,160	2,527

Cherokee County School System G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), 5.00%, 8/1/20	1,000	1,170
5.00%, 8/1/21	3,285	3,908

Clayton County Water Authority & Sewage Revenue Refunding Bonds, 4.00%, 5/1/16	500	510

DeKalb County Water & Sewer Revenue Refunding Bonds, 2nd Resolution, 5.00%, 10/1/20	1,250	1,457

DeKalb County Water & Sewerage Revenue Bonds, Series A, 3.00%, 10/1/15	100	100

DeKalb Water & Sewerage Revenue Bonds, Series A, 4.00%, 10/1/15	835	835

Forsyth County School District G.O. Unlimited Bonds, 5.00%, 2/1/19	1,000	1,131
5.00%, 2/1/20	1,000	1,160

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Georgia – 2.6% – continued

Fulton County Facilities Corp. COPS, Public Purpose Project, 5.00%, 11/1/15	$2,250	$2,259
5.00%, 11/1/16	2,280	2,386
5.00%, 11/1/18	2,505	2,788

Georgia State G.O. Unlimited Bonds, Series A, 5.00%, 1/1/16	200	202

Georgia State G.O. Unlimited Bonds, Series D, 5.00%, 5/1/16	150	154

Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A, 5.00%, 6/1/18	5,000	5,540

Henry County School District G.O. Unlimited Bonds (State Aid Withholding), 3.00%, 12/1/15	100	101

Henry County School District G.O. Unlimited Refunding Bonds (State Aid Withholding), 5.00%, 8/1/19	5,270	6,034
		32,699

Hawaii – 1.7%

Hawaii State G.O. Unlimited Bonds, Series EH, 5.00%, 8/1/19	3,810	4,362

Hawaii State G.O. Unlimited Refunding Bonds, Series DY, 3.00%, 2/1/16	100	101
4.00%, 2/1/16	100	101

Hawaii State G.O. Unlimited Refunding Bonds, Series DZ, 5.00%, 12/1/16	400	422

Hawaii State G.O. Unlimited Refunding Bonds, Series EA, 5.00%, 12/1/16	2,800	2,954

Hawaii State G.O. Unlimited Refunding Bonds, Series EF, 5.00%, 11/1/21	5,000	5,971

Honolulu City & County Board of Water Supply System Revenue Bonds, Series A (NATL Insured), Prerefunded, 4.00%, 7/1/16	350	360

Honolulu City & County G.O. Unlimited Bonds, Series A, 5.00%, 4/1/16	130	133

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Hawaii – 1.7% – continued

Honolulu City & County G.O. Unlimited Bonds, Series A (AGM Insured), Unrefunded Balance, 5.25%, 7/1/16	$50	$52

Honolulu City & County G.O. Unlimited Bonds, Series A , Prerefunded (AGM Insured), Escrowed to Maturity, 5.25%, 7/1/16	100	104

Honolulu City & County G.O. Unlimited Refunding Bonds, Series C, 5.00%, 10/1/21	5,000	5,964

Honolulu City & County Wastewater System Revenue Bonds, Junior Series A, Second Bond Resolution (AGM Insured), 5.00%, 7/1/16	650	673
		21,197

Idaho – 0.3%

Canyon County School District No. 134 Middleton G.O. Unlimited Refunding Bonds (Idaho Sales Tax Guaranty Insured), 5.00%, 9/15/20	1,045	1,218

Twin Falls County School District No. 411 G.O. Unlimited Refunding Bonds, Series C (Idaho Sales Tax Guaranty Insured), 5.00%, 9/15/17	1,945	2,109
		3,327

Illinois – 3.1%

Chicago Metropolitan Water Reclamation District of Greater Chicago Capital Improvement G.O. Limited Tax Bonds, 5.00%, 12/1/15	100	101

Chicago Metropolitan Water Reclamation District of Greater Chicago G.O. Unlimited Refunding Bonds, Series A, 4.00%, 12/1/15	500	503

Cook County Community College District No. 504 Triton G.O. Unlimited Bonds, Alternative Revenue Source, 5.00%, 6/1/22	1,150	1,370

Cook County Community High School District No. 228 Bremen G.O. Limited Bonds, Series B, 5.00%, 12/1/17	1,500	1,623

Cook County School District No. 144 Prairie Hills G.O. Limited Bonds, Series A (AGM Insured), Prerefunded, 5.00%, 12/1/20	500	591

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Illinois – 3.1% – continued

DuPage County Community High School District No. 108 G.O. Unlimited Refunding Bonds, 4.00%, 1/1/19	$1,000	$1,090

Grundy & Will Counties Community Unit School District No. 1 G.O. Unlimited Bonds, 5.88%, 2/1/16	1,120	1,140

Illinois Finance Authority Revenue Bonds, Clean Water Initiative, 5.00%, 7/1/17	1,025	1,104

Illinois State Build Sales TRB, 5.00%, 6/15/16	3,500	3,616

Illinois State Finance Authority Revenue Bonds, Clean Water Initiative, 5.00%, 7/1/19	5,440	6,198

Illinois State Finance Authority Revenue Bonds, Series A-1, Advocate Health Care, 5.00%, 1/15/20	1,295	1,482

Illinois State Toll Highway Authority Revenue Refunding Bonds, Series A, 5.00%, 12/1/19	3,500	4,008

Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A-1 (AGM Insured), Prerefunded, 5.00%, 7/1/16	520	538

Illinois State Toll Highway Authority Senior Priority Revenue Bonds, Series A-2 (AGM Insured), Prerefunded, 5.00%, 7/1/16	1,155	1,196

Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series B, 5.00%, 12/1/17	3,000	3,263
5.00%, 12/1/18	1,000	1,120

Sangamon County Community Unit School District No. 5 G.O. Unlimited Refunding Bonds, Prerefunded (AGM Insured), Escrowed to Maturity, 5.00%, 1/1/16	320	324

Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B (BAM Insured), 4.00%, 2/1/19	1,330	1,444
5.00%, 2/1/21	6,260	7,160

Tinley Park G.O. Unlimited Bonds, 4.00%, 12/1/15	425	428
4.00%, 12/1/17	470	501

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Illinois – 3.1% – continued

Will County G.O. Unlimited Refunding Bonds, 3.00%, 11/15/16	$200	$205
		39,005

Indiana – 0.5%

Indiana Finance Authority Water Utility Revenue Bonds, Second Lien, Citizens Energy Group, 2.95%, 10/1/22	1,750	1,818

Indiana State Finance Authority Revenue Bonds, Series B, State Revolving Fund Program, 5.50%, 2/1/16	200	204

Indiana State Municipal Power Agency Revenue Bonds, Series A (BHAC-CR AMBAC Insured), Prerefunded, 5.00%, 1/1/16	500	506

Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series A, 5.00%, 1/1/21	1,490	1,752

Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series C (AGM Insured), 4.00%, 2/1/16	130	131

Sunman Dearborn Intermediate School Building Corp. First Mortgage Revenue Refunding Bonds (State Intercept Program), 3.00%, 7/15/17	900	933
4.00%, 1/15/18	1,335	1,423
		6,767

Iowa – 0.0%

Des Moines Capital Loan Notes G.O. Unlimited Refunding Bonds, Series H, 5.00%, 6/1/16	495	510

Kansas – 0.9%

Butler County Unified School District No. 385 Andover G.O. Unlimited Refunding Bonds, 2.00%, 9/1/16	1,050	1,064

Johnson County Internal Improvement G.O. Unlimited Bonds, Series A, 5.00%, 9/1/16	655	684
5.00%, 9/1/21	835	1,000

Johnson County Unified School District No. 229 G.O. Unlimited Refunding Bonds, Series B, 10/1/16 (1)	5,095	5,183

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Kansas – 0.9% – continued

Wichita G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/1/18	$2,230	$2,497

Wichita Sales Tax G.O. Unlimited Bonds, Series D, 3.00%, 10/1/16	1,035	1,064
		11,492

Kentucky – 0.5%

Kentucky State Economic Development Finance Authority Revenue Bonds, Series B, Catholic Health Initiatives, 2.70%, 11/10/21	1,500	1,499

Kentucky State Turnpike Authority Economic Development Road Revenue Bonds, Series A, Revitalization Projects, 5.00%, 7/1/18	4,500	5,000

Louisville & Jefferson County Metropolitan Government Board of Waterworks Revenue Refunding Bonds, Series A, 5.00%, 11/15/16	125	132
		6,631

Louisiana – 0.5%

Caddo Parish Parishwide School District G.O. Unlimited Bonds (CIFG Insured), Prerefunded, 4.00%, 3/1/16	270	274

Louisiana State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 8/1/21	2,500	2,939

Louisiana State Gas & Fuels Tax Revenue Refunding Bonds, Series A-1, 5.00%, 5/1/16	550	565

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series E, Subordinate Lien, Baton Rouge Road, 5.00%, 8/1/20	1,535	1,782

St. Tammany Parish Wide School District No. 12 G.O. Unlimited Bonds (NATL Insured), Prerefunded, 4.00%, 3/1/16	350	356
		5,916

Maine – 0.0%

Maine State Municipal Bond Bank, Series C, 4.25%, 11/1/16	125	130

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Maryland – 7.9%

Anne Arundel County Consolidated General Improvement G.O. Limited Bonds, 5.00%, 4/1/18	$2,915	$3,223

Anne Arundel County Consolidated Water & Sewer G.O. Limited Refunding Bonds, 4.00%, 4/1/16	250	255

Baltimore Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series C (NATL Insured), 5.50%, 10/15/15	200	200

Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, 5.00%, 8/1/19	5,000	5,747

Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 11/1/15	500	502

Baltimore County Consolidated Public Improvements G.O. Unlimited Refunding Bonds, 5.00%, 8/1/22	6,410	7,780

Baltimore County Metropolitan District 77th Issue G.O. Unlimited Bonds, 5.00%, 8/1/23	1,395	1,712

Baltimore County Public Improvement G.O. Unlimited Bonds, 5.00%, 2/1/19	5,000	5,669

Baltimore Wastewater Projects Revenue Bonds, Series C, 5.00%, 7/1/21	1,330	1,577

Baltimore Water Project Revenue Bonds, Series A, 5.00%, 7/1/20	1,000	1,166

Charles County Commissioners G.O. Unlimited Bonds, 4.00%, 11/1/16	1,070	1,113

Charles County Consolidated Public Improvement G.O. Unlimited Bonds, 5.00%, 7/15/17	1,470	1,588
5.00%, 10/1/20	1,935	2,284
5.00%, 10/1/21	2,035	2,445

Frederick County G.O. Unlimited Refunding Bonds, Series C, Prerefunded, Escrowed to Maturity, 4.00%, 12/1/15	50	50

Frederick County G.O. Unlimited Refunding Bonds, Series C, Unrefunded Balance, 4.00%, 12/1/15	6,325	6,367

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Maryland – 7.9% – continued

Frederick County Public Facilities G.O. Unlimited Bonds, Unrefunded Balance, 5.00%, 6/1/16	$125	$129

Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Prerefunded, Escrowed to Maturity, 4.00%, 8/1/20	235	265

Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Unrefunded Balance, 4.00%, 8/1/20	4,985	5,608

Howard County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series A, 5.00%, 2/15/19	3,735	4,240

Maryland State & Local Facilities Loan Capital Improvement G.O. Unlimited Bonds, Series A, Prerefunded, 4.00%, 3/1/16	150	152

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series B, 5.00%, 3/15/19	5,000	5,689

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, First Series, Prerefunded, 5.00%, 3/15/17	150	160

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Second Series B, 5.00%, 8/1/16	15,000	15,597

Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, First Series C, 5.00%, 8/1/20	5,000	5,874

Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, Second Series, 4.50%, 8/1/20	3,000	3,450

Maryland State & Local Facilities Loan G.O. Unlimited Refunding Bonds, Series C, 5.00%, 11/1/16	1,710	1,797

Maryland State Department of Transportation Consolidated Revenue Bonds, 5.00%, 2/15/16	200	204
5.00%, 2/1/22	10,000	11,999

Maryland State G.O. Unlimited Refunding Bonds, Series 2-C, 5.00%, 8/1/21	1,350	1,615

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Maryland – 7.9% – continued

Montgomery County Consolidated Public Improvement G.O. Unlimited Refunding Bonds, Series A, 5.00%, 11/1/15	$150	$151

Montgomery County Public Improvement G.O. Unlimited Bonds, Series A, 4.00%, 11/1/15	100	100

University System of Maryland Auxiliary Facility & Tuition Revenue Bonds, Series A, 5.00%, 4/1/16	150	154

University System of Maryland Auxiliary Facility & Tuition Revenue Bonds, Series D, 4.00%, 4/1/16	150	153
		99,015

Massachusetts – 1.1%

Falmouth G.O. Limited Bonds, Series A, 3.00%, 7/15/16	1,210	1,237

Massachusetts State Consolidated Loan G.O. Limited Bonds, Series A, 5.00%, 8/1/16	310	322
5.00%, 4/1/19	3,500	3,981

Massachusetts State Consolidated Loan G.O. Limited Bonds, Series C, 5.50%, 11/1/15	200	201
4.00%, 12/1/15	200	201
5.00%, 12/1/15	200	202

Massachusetts State Consolidated Loan G.O. Limited Bonds, Series C (FGIC-TCRS Insured), Partially Escrowed to Maturity, 5.50%, 11/1/15	445	447

Massachusetts State G.O. Limited Refunding Bonds, Series B, 5.00%, 8/1/18	4,200	4,688
5.00%, 8/1/19	1,000	1,147

Massachusetts State G.O. Unlimited Refunding Bonds, Series B, 4.00%, 12/1/15	400	403

Massachusetts State School Building Authority Sales TRB, Senior Series B, 5.00%, 10/15/15	1,000	1,002

Massachusetts State Water Pollution Abatement Trust Revenue Refunding Bonds, Pool Program, 5.00%, 8/1/16	540	561
		14,392

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Michigan – 1.6%

Coopersville Area Public Schools Building & Site G.O. Unlimited Bonds (AGM Q-SBLF Insured), Prerefunded, 4.50%, 5/1/16	$750	$769

Eaton Rapids Public Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 5.00%, 5/1/20	800	921

Kentwood Public Schools G.O. Unlimited Refunding Bonds, 4.00%, 5/1/18	2,340	2,518

Marshall Public School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 4.00%, 5/1/16	535	546

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A, 5.00%, 10/15/17	1,100	1,195

Michigan State Building Authority Revenue Refunding Bonds, Series I, Facilities Program, 5.00%, 10/15/15	150	150

Michigan State Finance Authority Clean Water Revolving Fund Revenue Refunding Bonds, 5.00%, 10/1/20	2,805	3,305

Michigan State Finance Authority Revenue Refunding Bonds, Clean Water Subordinate State Revolving Fund, 5.00%, 10/1/16	100	105

Michigan State Finance Authority Revenue Refunding Bonds, State Revolving Fund, 5.00%, 10/1/19	2,755	3,178

Michigan State Finance Authority Unemployment Obligation Assessment Revenue Refunding Bonds, Series B, 5.00%, 7/1/22	1,850	1,916

Michigan State Municipal Bond Authority Clean Water Revolving Fund Revenue Bonds, 5.00%, 10/1/19	1,635	1,883

Thornapple Kellogg School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 5.00%, 5/1/19	325	367

Utica Community School Building & Site G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 5.00%, 5/1/19	1,340	1,515

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Michigan – 1.6% – continued

Warren Consolidated School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 4.00%, 5/1/16	$350	$357

Western Michigan University General Revenue Refunding Bonds, 3.00%, 11/15/15	500	502
5.00%, 11/15/19	850	974
		20,201

Minnesota – 3.9%

Buffalo Independent School District No. 877 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program Insured), 3.00%, 2/1/17	825	852

Edina Independent School Building District No. 273 G.O. Unlimited Refunding Bonds, Series B (School District Credit Program Insured), 5.00%, 2/1/18	4,310	4,742

Hastings Independent School District No. 200 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program), 5.00%, 2/1/21	1,550	1,824

Hennepin County G.O. Unlimited Bonds, Series E, Capital Notes, 4.00%, 12/1/15	100	101

Hennepin County G.O. Unlimited Refunding Bonds, Series B, 5.00%, 12/1/21	3,000	3,610

Minneapolis Improvement G.O. Unlimited Bonds, 4.00%, 12/1/15	100	101

Minnesota State G.O. Unlimited Bonds, Prerefunded, 5.00%, 11/1/16	2,065	2,169

Minnesota State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/21	5,000	5,975

Minnesota State Public Facilities Authority Drinking Water Revenue Bonds, Series A, 5.00%, 3/1/16	250	255

Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B, 5.00%, 10/1/21	2,030	2,432

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Minnesota – 3.9% – continued

Minnesota State Various Purpose G.O. Unlimited Bonds, Series D, 5.00%, 10/1/16	$4,570	$4,786

Minnesota State Various Purpose G.O. Unlimited Refunding Bonds, Series F, 5.00%, 10/1/19	10,075	11,629

Olmsted County G.O. Unlimited Bonds, Series A, 4.00%, 2/1/21	1,545	1,746

Park Rapids Independent School District No. 309 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program), 5.00%, 2/1/17	1,385	1,466
5.00%, 2/1/20	1,410	1,626

Rochester Independent School Building District No. 535 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program), 5.00%, 2/1/16	120	122

Rochester Wastewater G.O. Unlimited Refunding Bonds, Series A, 5.00%, 2/1/19	1,810	2,050

St. Paul Metropolitan Area Council Minneapolis Wastewater G.O. Unlimited Refunding Bonds, Series E, 5.00%, 9/1/21	3,350	4,009
		49,495

Mississippi – 0.0%

Mississippi State G.O. Unlimited Refunding Bonds, Series F, 4.00%, 11/1/16	200	208

Missouri – 1.3%

Columbia School District G.O. Unlimited Refunding Bonds, 5.00%, 3/1/26	3,025	3,687

Hazelwood School District G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program), 2.00%, 3/1/16	300	302

Jackson County Reorganized School District No. 7 Lees Summit G.O. Unlimited Refunding Bonds, 3.00%, 3/1/18	1,365	1,438

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Missouri – 1.3% – continued

Jackson County Special Obligation Revenue Refunding Bonds, Truman Sports Complex Project (State Appropriation City Appropriation Insured), 5.00%, 12/1/21	$5,000	$5,944

Kansas City Water Revenue Refunding and Improvement Bonds, Series A (BHAC Insured), 5.00%, 12/1/16	300	316

Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds, Series A, Latan 2 Project (AMBAC Insured), Prerefunded, 5.00%, 1/1/16	250	253

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series A, State Revolving Funds, 5.00%, 1/1/16	350	354

Missouri State Highway & Transportation Commission Road Revenue Refunding Bonds, Series C, Senior Lien, 5.00%, 2/1/16	150	153

Springfield Public Utility Revenue Refunding Bonds, 5.00%, 8/1/21	3,000	3,564
		16,011

Nebraska – 0.2%

Nebraska State Public Power District General Revenue Bonds, Series C, 5.00%, 1/1/16	600	607

Nebraska State Public Power District General Revenue Refunding Bonds, Series A, 3.00%, 1/1/16	150	151

Omaha Public Power District Electric System Revenue Refunding Bonds, Series B, 5.00%, 2/1/19	2,000	2,265
		3,023

Nevada – 1.4%

Clark County School District G.O. Limited Bonds, Series C (AGM Insured), Prerefunded, 5.00%, 12/15/15	7,380	7,455

Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series C, 5.00%, 9/15/21	3,260	3,880

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Nevada – 1.4% – continued

Nevada State Capital Improvement G.O. Limited Bonds, Series E (AGM Insured), 5.00%, 3/1/16	$100	$102

Nevada State G.O. Limited Bonds, Series A, 5.00%, 8/1/21	2,585	3,071

Nevada State Highway Improvement Motor Vehicle Fuel TRB, 5.00%, 12/1/15	235	237

Nevada State Special Revenue Bonds, Unemployment Compensation Fund, 5.00%, 6/1/16	435	449
5.00%, 12/1/16	250	264

Washoe County School District G.O. Limited Tax Refunding Bonds, Series A, 4.00%, 6/1/19	1,825	2,007
		17,465

New Hampshire – 0.2%

New Hampshire State Municipal Bond Bank Revenue Refunding Bonds, Series A, 5.00%, 8/15/16	265	276

Portsmouth Capital Improvement Loan G.O. Unlimited Bonds, 5.00%, 6/1/21	1,590	1,896
		2,172

New Jersey – 2.4%

Elizabeth G.O. Unlimited Bonds, 2.00%, 4/1/17	1,620	1,651

Hudson County G.O. Unlimited Bonds (AGC Insured), Prerefunded, 4.25%, 9/1/16	200	207

Long Branch General Improvement G.O. Unlimited Bonds (NATL Insured), Prerefunded, 4.13%, 1/15/16	200	202

Monmouth County G.O. Unlimited Bonds, 4.00%, 1/15/19	3,515	3,863

Monmouth County G.O. Unlimited Bonds, Series A, 4.00%, 12/1/16	225	235

Monmouth County Improvement Authority Lease Revenue Bonds, Capital Equipment Pooled Project, 4.00%, 10/1/15	150	150

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

New Jersey – 2.4% – continued

New Jersey Environmental Infrastructure Trust Revenue Bonds, 5.00%, 9/1/20	$2,280	$2,686

New Jersey State Building Authority Revenue Bonds, Series A, Prerefunded, 5.00%, 6/15/16	500	517

New Jersey State EDA Revenue Refunding Bonds, School Facilities Construction, Prerefunded, Escrowed To Maturity, 5.00%, 9/1/18	7,775	8,700

New Jersey State EDA Revenue Refunding Bonds, School Facilities Construction, Unrefunded Balance, 5.00%, 9/1/18	2,825	2,991

Ocean County G.O. Unlimited Refunding Bonds (NATL Insured), 5.00%, 11/1/15	100	101

Union County G.O. Unlimited Bonds, Prerefunded, Escrowed to Maturity, 3.00%, 3/1/19	80	85

Union County G.O. Unlimited Bonds, Series B, Prerefunded, Escrowed to Maturity, 3.00%, 3/1/20	55	59

Union County G.O. Unlimited Bonds, Series B, Unrefunded Balance, 3.00%, 3/1/20	2,932	3,135

Union County G.O. Unlimited Bonds, Unrefunded Balance, 3.00%, 3/1/19	4,235	4,505

Union County Vocational Technology School G.O. Unlimited Bonds (School Board Resource Fund Insured), 3.00%, 3/1/18	460	485
		29,572

New Mexico – 2.0%

Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B, 5.00%, 7/1/21	1,675	2,001

Albuquerque General Purpose G.O. Unlimited Bonds, Series A, 4.00%, 7/1/17	5,050	5,354

New Mexico State Finance Authority Transportation Revenue Refunding Bonds, Series A-2, Subordinate Lien, 5.00%, 12/15/15	400	404

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

New Mexico – 2.0% – continued

New Mexico State Severance Tax Permanent Fund Revenue Bonds, Series A, 5.00%, 7/1/16	$350	$363

New Mexico State Severance Tax Revenue Refunding Bonds, Series D, 5.00%, 7/1/17	10,000	10,773

New Mexico State University Improvement Refunding Revenue Bonds, Series B, 5.00%, 4/1/18	2,615	2,887

New Mexico State University Revenue Refunding & Improvement Bonds, Series B, 5.00%, 4/1/19	2,710	3,074
		24,856

New York – 6.3%

Camden Central School District G.O. Unlimited Bonds (AGM Insured State Aid Withholding), 4.25%, 3/15/26	645	657

Erie County Fiscal Stability Authority Sales Tax Revenue Refunding Bonds, Series B, State Aid Secured, 4.00%, 1/15/16	125	126

Long Beach City School District G.O. Unlimited Bonds (State Aid Withholding), 3.00%, 5/1/18	4,015	4,245

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B (NATL Insured), Prerefunded, 5.00%, 11/15/16	200	211

Metropolitan Transportation Authority Revenue Bonds, Series B-1, 5.00%, 11/15/15	135	136

Metropolitan Transportation Authority Revenue Bonds, Series G, 5.00%, 11/15/17	2,235	2,436

Metropolitan Transportation Authority Revenue Bonds, Subseries A-1, 5.00%, 11/15/18	3,540	3,977

Monroe County Industrial Development Agency School Facilities Revenue Bonds, Rochester Schools Modernization (State Aid Withholding), 5.00%, 5/1/17	705	754
5.00%, 5/1/18	1,000	1,106

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

New York – 6.3% – continued

New York City G.O. Unlimited Bonds, Series G, 5.00%, 8/1/19	$5,000	$5,708

New York City G.O. Unlimited Bonds, Series H-1, 5.00%, 3/1/16	5,000	5,101

New York City G.O. Unlimited Bonds, Subseries G-1, 5.00%, 4/1/21	1,475	1,739

New York City Transitional Finance Authority Future Tax Secured Recovery Revenue Bonds, Series 3B-1, 4.00%, 11/1/16	500	520

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series A, Prerefunded, Escrowed to Maturity, 5.00%, 11/1/15	3,935	3,952

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series A, Unrefunded Balance, 5.00%, 11/1/15	1,065	1,070

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B, Prerefunded, Escrowed to Maturity, 5.00%, 11/1/15	120	121

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries B, Unrefunded Balance, 5.00%, 11/1/15	660	663

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E, 5.00%, 11/1/15	490	492

New York City Transitional Finance Authority Subordinated Future Tax Secured Revenue Bonds, Series B, Prerefunded, Escrowed to Maturity, 5.00%, 11/1/15	5,200	5,222

New York City Transitional Finance Authority Subordinated Future Tax Secured Revenue Bonds, Series B, Unrefunded Balance, Partially Escrowed to Maturity, 5.00%, 11/1/15	3,400	3,414

New York G.O. Unlimited Bonds, Series C, 5.00%, 1/1/16	765	774

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

New York – 6.3% – continued

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, School Districts Financing Program (AGM Insured State Aid Withholding), 4.50%, 10/1/15	$355	$355

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C, School Districts Financing Program (AGM Insured State Aid Withholding), 5.00%, 10/1/16	1,905	1,994
5.00%, 10/1/17	2,880	3,128

New York State Dormitory Authority Personal Income Tax General Purpose Revenue Bonds, Series A, 5.00%, 2/15/21	4,650	5,481

New York State Dormitory Authority Personal Income Tax General Purpose Revenue Bonds, Series E, Unrefunded Balance, 5.00%, 2/15/16	250	255

New York State Dormitory Authority Personal Income TRB, Series B, 5.00%, 3/15/16	400	409

New York State Dormitory Authority Sales TRB, Series A, 5.00%, 3/15/16	125	128

New York State Dormitory Education Authority Personal Income TRB, Series A, 5.00%, 3/15/16	1,465	1,498

New York State Dormitory Education Authority Personal Income TRB, Series A, Prerefunded, 5.00%, 3/15/17	4,100	4,364

New York State G.O. Unlimited Bonds, Series A (NATL Insured), 5.00%, 3/15/16	125	128

New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series A, Subordinated Lien, 5.00%, 4/1/16	100	102

New York State Thruway Authority Second Generation Highway & Bridge Trust Fund Revenue Bonds, Series A, 4.00%, 4/1/16	270	275

New York State Thruway Transportation Authority Personal Income TRB, Series A, 4.00%, 3/15/16	150	153
5.00%, 3/15/16	225	230

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

New York – 6.3% – continued

New York State Urban Development Corp. Personal Income TRB, 5.00%, 12/15/15	$440	$445

New York State Urban Development Corp. Personal Income TRB, Series A1, 4.00%, 12/15/15	500	504

New York State Urban Development Corp. Personal Income TRB, Series B, 5.00%, 3/15/16	180	184

New York State Urban Development Corp. Personal Income TRB, Series D, 5.00%, 3/15/20	2,850	3,307

New York State Urban Development Corp. Personal Income TRB, Series E, 5.00%, 3/15/21	4,750	5,607

New York State Urban Development Corp. Revenue Refunding Bonds, Series D, 5.00%, 1/1/16	3,000	3,037

Onondaga County G.O. Limited Refunding Bonds, 2.00%, 3/15/16	265	267

Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015, 3.00%, 10/15/16	5,000	5,141
		79,416

North Carolina – 2.3%

Forsyth County G.O. Unlimited Bonds, 5.00%, 5/1/20	890	1,041

Mecklenburg County G.O. Unlimited Refunding Bonds, Series C, 3.00%, 12/1/15	3,000	3,015
5.00%, 3/1/16	10,000	10,204

New Hanover County Community College G.O. Unlimited Bonds, Series A, 5.00%, 6/1/17	1,500	1,611

North Carolina State G.O. Unlimited Refunding Bonds, Series C, 4.00%, 5/1/20	6,535	7,352

North Carolina State Public Improvement G.O. Unlimited Bonds, Series A, 5.00%, 5/1/16	150	154

Union County G.O. Unlimited Refunding Bonds, Series C, 4.00%, 3/1/16	150	153

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

North Carolina – 2.3% – continued

Wake County School G.O. Unlimited Bonds, Series A, 5.00%, 2/1/18	$5,100	$5,611
		29,141

Ohio – 1.9%

Columbus G.O. Unlimited Refunding Bonds, Series 1, 5.00%, 7/1/19	5,000	5,735

Columbus Various Purpose G.O. Unlimited Bonds, Series A, 5.00%, 8/15/19	2,000	2,301

Columbus Various Purpose G.O. Unlimited Bonds, Series A, Prerefunded, 5.00%, 12/15/16	180	190

Cuyahoga County Sales Tax Revenue Refunding Bonds, 5.00%, 12/1/21	1,115	1,335

Gallia County Local School Improvement District G.O. Unlimited Refunding Bonds (School District Credit Program Insured), 5.00%, 11/1/20	750	877

Hamilton City School District Various Purpose G.O. Unlimited Refunding Bonds (School District Credit Program), Escrowed to Maturity, 5.00%, 12/1/20	1,770	2,067

Hamilton County Metropolitan Sewer District System Revenue Improvement Bonds, Series A (NATL Insured), Prerefunded, 5.00%, 12/1/16	225	237

Hamilton County Sewer System Revenue Refunding Bonds, Series A, 5.00%, 12/1/17	1,150	1,256

Montgomery County Various Purpose G.O. Limited Refunding Bonds, 2.00%, 12/1/15	275	276

Ohio State Building Authority Revenue Bonds, Series A, 4.00%, 10/1/16	250	259

Ohio State Building Authority Revenue Bonds, Series C, 5.00%, 10/1/15	200	200

Ohio State Common Schools G.O. Unlimited Bonds, Series B, 5.00%, 6/15/19	5,000	5,715

Ohio State Fresh Water Development Authority Revenue Bonds, Series A, 5.00%, 6/1/19	2,000	2,284

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Ohio – 1.9% – continued

Ohio State Higher Education G.O. Unlimited Refunding Bonds, Series A, 5.00%, 2/1/16	$350	$356

Ohio State Highway Capital Improvements G.O. Unlimited Bonds, Series Q, 5.00%, 5/1/16	200	206
		23,294

Oregon – 2.2%

Klamath Falls City Schools G.O. Unlimited Bonds, Series A (School Board Guaranty Program), 5.00%, 6/15/21	1,925	2,274

Oregon State Board Higher Education G.O. Unlimited Bonds, Series A, 5.00%, 8/1/17	2,380	2,573

Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series C, 5.00%, 4/1/22	2,000	2,395

Oregon State Department of Transportation Highway User TRB, Series A, Senior Lien, 5.00%, 11/15/15	150	151
5.00%, 11/15/16	3,305	3,479

Oregon State G.O. Unlimited Bonds, Series L, 5.00%, 11/1/20	1,740	2,053
5.00%, 11/1/21	905	1,085

Oregon State University System G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/20	2,020	2,372

Portland G.O. Unlimited Bonds, Series A, Public Safety Project, 5.00%, 6/15/22	1,165	1,410

Portland Water System Revenue Refunding Bonds, Series A, Senior Lien (NATL Insured), Prerefunded, 4.50%, 10/1/16	400	417

Tri-County Metropolitan Transportation District Payroll Tax & Grant Receipt Revenue Bonds, 4.00%, 11/1/17	5,000	5,107

Tualatin Hills Park & Recreation District G.O. Unlimited Refunding Bonds, 5.00%, 6/1/20	1,665	1,945

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Oregon – 2.2% – continued

Washington County Clean Water Services Sewer Revenue Bonds, Series A, Senior Lien, 4.00%, 10/1/15	$2,435	$2,435
		27,696

Pennsylvania – 0.9%

Delaware County Authority Villanova University Revenue Bonds (AMBAC Insured), Prerefunded, 5.00%, 8/1/16	250	260

Erie Water Authority Revenue Bonds (AGM Insured), Prerefunded, 4.65%, 6/15/16	200	206

Hempfield School District Lancaster County G.O. Unlimited Bonds, Series A (State Aid Withholding), 3.00%, 10/15/18	300	317

Pennsylvania State G.O. Unlimited Bonds, Second Series, 5.00%, 10/15/15	3,575	3,582

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series A, University of Pennsylvania, Escrowed to Maturity, 5.00%, 9/1/17	5,000	5,417

Pennsylvania State Third G.O. Unlimited Refunding Bonds (NATL Insured), 5.38%, 7/1/16	220	228

Philadelphia Water & Wastewater Revenue Bonds, Series A, 4.00%, 1/1/17	500	522

Pittsburgh School District G.O. Unlimited Bonds, Series B (AMBAC Insured State Aid Withholding), Prerefunded, 4.13%, 9/1/16	500	518
		11,050

Rhode Island – 0.2%

Rhode Island State Infrastructure Bank Water Pollution Control Revolving Fund Revenue Refunding Bonds, Series B, 10/1/16 (1)	1,890	1,922

South Carolina – 1.6%

Beaufort County G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 3/1/16	250	255

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

South Carolina – 1.6% – continued

Charleston Educational Excellence Finance Corp. Revenue Bonds, Charleston County School District, Prerefunded, 5.25%, 12/1/15	$150	$151

Clover School District No. 2 G.O. Unlimited Bonds, Series A (AGM SCSDE Insured), 5.00%, 3/1/16	120	123

Clover School District No. 2 G.O. Unlimited Refunding Bonds (SCSDE Insured), 5.00%, 3/1/22	1,820	2,176

Florence School District No. 1 G.O. Unlimited Bonds (SCSDE Insured), 3.00%, 3/1/16	105	106

Horry County School District G.O. Unlimited Refunding Bonds (SCSDE Insured), 5.00%, 3/1/18	5,705	6,289

Laurens County School District No. 56 G.O. Unlimited Bonds (AGM SCSDE Insured), 5.10%, 3/1/16	200	204

Lexington County School District No. 1 G.O. Unlimited Bonds, Series C (SCSDE Insured), 5.00%, 2/1/16	325	330

Lexington County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (SCSDE Insured), 5.00%, 3/1/19	2,120	2,402

Richland County School District No. 1 G.O. Unlimited Refunding Bonds, Series C (SCSDE Insured), 5.00%, 3/1/21	2,000	2,364

South Carolina State Capital Improvements G.O. Unlimited Bonds, 5.00%, 3/1/16	100	102

South Carolina State Economic Development G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 10/1/15	300	300

Spartanburg County School District No. 1 G.O. Unlimited Refunding Bonds, Series D (SCSDE Insured), 5.00%, 3/1/20	2,040	2,363
5.00%, 3/1/21	2,300	2,710
		19,875

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Tennessee – 1.0%

Chattanooga G.O. Unlimited Refunding Bonds, Series B, 2.75%, 2/1/16	$100	$101

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Series B, Vanderbilt University, 5.25%, 10/1/15	5,000	5,001

Metropolitan Government of Nashville & Davidson County Electric System Revenue Refunding Bonds, Series A, 5.00%, 5/15/22	2,505	3,011

Tennessee State School Bond Authority Revenue Refunding Bonds (State Intercept Program), Higher Educational Facilities Second Program, 5.00%, 11/1/21	2,125	2,540

Williamson County District School G.O. Unlimited Bonds, Series A, 5.00%, 4/1/20	1,000	1,166

Williamson County G.O. Unlimited Bonds, School & Public Improvement, Prerefunded, 4.38%, 4/1/16	225	230
		12,049

Texas – 8.9%

Alamo Community College District G.O. Limited Bonds, Maintenance Tax Notes, 4.00%, 2/15/16	125	127

Alief Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.), 3.00%, 2/15/16	120	121

Alvin Independent Schoolhouse District G.O. Unlimited Bonds, Series B (PSF-Gtd.), 3.00%, 8/14/17	5,000	5,204

Angleton Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 2/15/16	300	306

Arlington Independent School District Building G.O. Unlimited Bonds, Series A (PSF-Gtd.), 3.00%, 2/15/16	300	303

Arlington Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/16	150	153

Brownsville G.O. Limited Refunding Bonds, 4.00%, 2/15/18	150	161

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Texas – 8.9% – continued

Brownsville Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 2/15/16	$140	$143

Carrollton-Farmers Branch Independent School District Building G.O. Unlimited Refunding Bonds (PSF-Gtd.), 4.00%, 2/15/16	2,000	2,029

Comal Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.), 4.00%, 2/1/16	200	203

Conroe Independent School District Building G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.), 4.00%, 2/15/16	150	152

Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series 2005-2 (PSF-Gtd.), 3.13%, 2/15/17	7,140	7,398

Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-2 (PSF-Gtd.), 3.00%, 8/15/17	1,750	1,820

Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 3.25%, 2/15/17	7,000	7,265

Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.), 5.00%, 2/15/16	100	102

Dallas County G.O. Unlimited Refunding Bonds, 2.00%, 8/15/16	1,695	1,720

Dallas G.O. Limited Bonds, 5.00%, 2/15/16	245	249

Dallas G.O. Limited Refunding Bonds, 5.00%, 2/15/21	5,000	5,904

Dallas Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 4.00%, 2/15/16	150	152

Dallas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF-Gtd.), 5.50%, 2/15/17	10,000	10,687

Dallas Waterworks & Sewer System Revenue Refunding Bonds, 5.00%, 10/1/15	525	525

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Texas – 8.9% – continued

Dallas Waterworks & Sewer System Revenue Refunding Bonds, Series A, 5.00%, 10/1/22	$1,125	$1,360

Denton G.O. Limited Refunding & Improvement Bonds, 4.00%, 2/15/17	250	262

Eagle Mountain & Saginaw Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.), 2.00%, 8/1/19	2,500	2,538

El Paso G.O. Limited Refunding Bonds, 5.00%, 8/15/23	3,450	4,171

Ennis Independent School District Building G.O. Unlimited Refunding Bonds (PSF-Gtd.), Prerefunded, 5.00%, 8/15/16	250	260

Fort Worth Water & Sewer Revenue Refunding Bonds, 5.00%, 2/15/17	1,120	1,189

Frisco G.O. Limited Bonds, Series A, Certificates of Obligation (AGM Insured), 3.63%, 2/15/16	100	101

Galveston County Pass Thru Toll G.O. Limited Refunding Bonds, 4.00%, 2/1/16	165	167

Garland G.O. Limited Refunding Bonds, Series A, 5.00%, 2/15/16	300	306

Goose Creek Consolidated Independent School District Schoolhouse G.O. Unlimited Bonds (PSF-Gtd.), 5.00%, 2/15/16	500	509

Harris County Flood Control District G.O. Limited Refunding Contract Bonds, Series A, 5.00%, 10/1/15	410	410

Harris County Permanent Improvement G.O. Limited Refunding Bonds, Series B, 4.00%, 10/1/15	100	100
5.00%, 10/1/15	600	600

Harris County Permanent Improvement G.O. Limited Refunding Bonds, Series C, Unrefunded Balance, 5.25%, 10/1/15	105	105

Harris County Toll Road Revenue Bonds, Series A, Senior Lien, 4.00%, 8/15/16	250	258

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Texas – 8.9% – continued

Houston Independent Schoolhouse District G.O. Limited Tax Bonds, Series A-1, 5.00%, 2/15/16	$175	$178

Houston Public Improvement G.O. Limited Refunding Bonds, Series A, 5.00%, 3/1/17	5,000	5,318
5.00%, 3/1/21	4,045	4,771

Houston Public Improvement G.O. Limited Refunding Bonds, Series D (AGM Insured), Prerefunded, 5.00%, 3/1/16	2,110	2,153

Houston Utility System Combined Revenue Refunding Bonds, Series A, First Lien (AGM Insured), 3.50%, 11/15/15	500	502

Houston Utility System Combined Revenue Refunding Bonds, Series D, First Lien, 5.00%, 11/15/15	10,345	10,409

Huntsville Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/16	2,830	2,882

Judson Independent School Building District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/1/16	120	122

Katy Independent School District G.O. Limited Bonds, Series B (PSF-Gtd.), 5.00%, 2/15/16	100	102

Katy Independent School District G.O. Limited Tax Refunding Bonds, Series B (PSF-Gtd.), 4.00%, 2/15/16	250	254

Klein Independent Schoolhouse District G.O. Unlimited Bonds (PSF-Gtd.), 4.00%, 2/1/16	275	279

La Joya Independent School District G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded, 5.00%, 2/15/16	250	255

Laredo Waterworks Sewer System Revenue Bonds, 3.00%, 3/1/16	360	364

Lone Star College System G.O. Limited Bonds, Maintenance Tax Notes, 3.25%, 9/15/16	100	103

Lubbock Waterworks System G.O. Limited Bonds, Certificates of Obligation (AGM Insured), 5.00%, 2/15/16	1,225	1,247

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Texas – 8.9% – continued

Lufkin Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 3.00%, 8/15/16	$225	$231

Mansfield Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded, 5.00%, 2/15/16	250	255

Midland G.O. Limited Bonds, Certificates of Obligation, 3.00%, 3/1/16	245	248

Northside Independent School Building District G.O. Unlimited Bonds (PSF-Gtd.), 2.00%, 8/15/16	5,565	5,653
2.13%, 8/1/20	2,350	2,354

Northside Independent School District Building G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 8/15/18	650	701

Northside Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/16	150	153

Northwest Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/16	200	204

Richardson G.O. Limited Refunding Bonds, 4.00%, 2/15/18	1,000	1,077

San Antonio General Improvement G.O. Limited Refunding Bonds, 4.00%, 2/1/16	150	152

Spring Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.), 4.00%, 2/15/16	200	203

Texas State Highway Improvement G.O. Unlimited Bonds, Series B, 4.00%, 4/1/16	150	153

Texas State PFA G.O. Unlimited Bonds, 5.00%, 10/1/15	215	215

Texas State PFA G.O. Unlimited Refunding Bonds, 5.00%, 10/1/15	200	200
5.00%, 10/1/15	150	150

Texas State PFA G.O. Unlimited Refunding Bonds, Series A, 5.00%, 10/1/15	7,000	7,001
5.00%, 10/1/18	3,620	4,063

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Texas – 8.9% – continued

Texas State PFA Unemployment Compensation Revenue Bonds, Series A, Prerefunded, 5.00%, 1/1/16	$250	$253

Texas State Transportation Commission Highway Fund Revenue Bonds, Series B, First Tier, Prerefunded, 5.00%, 4/1/17	1,375	1,467

Texas State Transportation Commission State Highway Fund Revenue Bonds, First Tier, 4.13%, 4/1/16	125	128
5.00%, 4/1/16	250	256

Texas State Transportation Commission State Highway Fund Revenue Bonds, Series A, First Tier, 4.50%, 4/1/16	100	102

Texas State Transportation Commission State Highway Fund Revenue Bonds, Series A, First Tier, Prerefunded, 4.75%, 4/1/16	250	256
5.00%, 4/1/16	100	102

Texas State Transportation Commission Taxable G.O. Unlimited Bonds, Mobility Fund, Prerefunded, 5.00%, 4/1/16	100	102

Travis County Road G.O. Unlimited Bonds, 4.00%, 3/1/16	100	102
		111,780

Utah – 1.0%

Box Elder County School District G.O. Unlimited Refunding Bonds (School Board Guaranty Program), 5.00%, 7/15/23	1,000	1,217

Davis County School District G.O. Unlimited Refunding Bonds, Series C (School Board Guaranty Program), 5.00%, 6/1/18	7,540	8,387

Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series A, 5.00%, 10/1/27	300	338
5.00%, 10/1/28	200	226

Salt Lake City Sales & Excise TRB, Series A, 1.50%, 10/1/15	250	250

Tooele County School District G.O. Unlimited Refunding Bonds, Series B (School Board Guaranty Program), 5.00%, 6/1/19	1,675	1,912

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Utah – 1.0% – continued

Utah State Board of Regents Student Loan Revenue Bonds, Series EE-2 (Guaranteed Student Loans), 4.00%, 11/1/15	$100	$100
		12,430

Virginia – 9.1%

Arlington County G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 2/15/18	255	281
5.00%, 2/15/19	3,305	3,754

Chesapeake G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 12/1/15	1,605	1,618

Fairfax County EDA Lease Revenue Refunding Bonds, Joint Public Uses Complex Project, 5.00%, 5/15/20	6,620	7,693
5.00%, 5/15/21	6,945	8,211

Fairfax County Public Improvement G.O. Unlimited Refunding Bonds, Series C (State Aid Withholding), 5.00%, 10/1/15	10,235	10,236

Loudoun County G.O. Unlimited Bonds, Series B, 3.00%, 11/1/15	500	501
5.00%, 11/1/17	10,000	10,911

Loudoun County Public Improvement G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), 4.00%, 12/1/17	1,010	1,083

Lynchburg Public Improvement G.O. Unlimited Refunding Bonds (State Aid Withholding), 5.00%, 6/1/18	2,990	3,323

Norfolk G.O. Unlimited Refunding Bonds, Series C (State Aid Withholding), 5.00%, 8/1/22	4,100	4,943

Portsmouth Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding), 4.00%, 1/15/16	345	349

Richmond Public Utility Revenue Refunding Bonds (AGM Insured), 5.00%, 1/15/16	100	101

Virginia State College Building Authority Educational Facilities Revenue Bonds, Series D, 21st Century Collage, 5.00%, 2/1/23	1,285	1,555

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Virginia – 9.1% – continued

Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects, 5.00%, 5/15/18	$3,465	$3,849
5.00%, 5/15/20	8,170	9,518

Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects (State Appropriation Insured), 5.00%, 5/15/17	2,725	2,923

Virginia State Public Building Authority Public Facilities Revenue Bonds, Series A, 5.00%, 8/1/22	4,005	4,828

Virginia State Public School Authority Financing Revenue Bonds, Series C (State Aid Withholding), 5.00%, 8/1/21	1,260	1,502

Virginia State Public School Authority Revenue Bonds, School Financing (State Aid Withholding), 5.00%, 8/1/23	10,000	12,206

Virginia State Public School Authority Revenue Bonds, Series B-1, School Financing 1997 (State Aid Withholding), 5.00%, 8/1/16	1,000	1,040

Virginia State Public School Financing Authority Revenue Refunding Bonds, Series C (State Aid Withholding), 5.00%, 8/1/19	10,000	11,450

Virginia State Resources Authority Clean Water Revenue Refunding Bonds, Revolving Fund, 5.00%, 10/1/20	3,500	4,126

Virginia State Resources Authority Infrastructure Non Ace Revenue Bonds, Senior Series A, Pooled Financing, 5.00%, 11/1/15	4,025	4,042

Virginia State Resources Authority Infrastructure Revenue Bonds, Series A, Pooled Financing, 5.00%, 11/1/20	1,930	2,273

Virginia State Resources Authority Infrastructure Revenue Refunding Bonds, Series B, 4.00%, 11/1/16	395	411

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Virginia – 9.1% – continued

Virginia State Resources Authority Sub-Clean Water State Revolving Fund Revenue Bonds, Prerefunded, 5.00%, 10/1/17	$1,750	$1,902
		114,629

Washington – 5.6%

Central Puget Sound Regional Transportation Authority Revenue Bonds, Series P-1, 5.00%, 2/1/16	100	102

Energy Northwest Electric Revenue Bonds, Series A, Columbia Station, Prerefunded, 5.00%, 7/1/16	390	404

Energy Northwest Electric Revenue Refunding Bonds, Series A, Columbia Generating Station, 5.00%, 7/1/18	5,000	5,570

Energy Northwest Electric Revenue Refunding Bonds, Series A, Project No. 3, 5.00%, 7/1/18	10,000	11,141

Energy Northwest Electric Revenue Refunding Bonds, Series A, Project No. 1, 5.25%, 7/1/16	130	135

Energy Northwest Electric Revenue Refunding Bonds, Series A, Project No. 3 (NATL Insured), 5.25%, 7/1/16	200	208

Energy Northwest Electric Revenue Refunding Bonds, Series C, Project No. 1, 5.00%, 7/1/16	500	518

King & Snohomish Counties School District No. 417 Northshore G.O. Unlimited Refunding Bonds (School Board Guaranty Program), 4.00%, 12/1/18	2,500	2,739
5.00%, 12/1/20	2,000	2,352

King County Rural Library District G.O. Unlimited Bonds, 3.00%, 12/1/15	100	100

Lewis County Public Utility District No. 1 Cowlitz Falls Hydroelectric Project Revenue Refunding Bonds, 5.00%, 10/1/17	600	651

Seattle City Water System Improvement Revenue Refunding Bonds, 5.00%, 5/1/22	3,340	4,007

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Washington – 5.6% – continued

Skagit County Consolidated School District No. 320 Mount Vernon G.O. Unlimited Refunding Bonds (AGM Insured School Board Guaranty Program), 5.00%, 12/1/15	$100	$101

Snohomish County G.O. Limited Tax Refunding Bonds, Series A, 4.00%, 12/1/15	200	201

Snohomish County Public Utility District No. 1 Electric Revenue Refunding Bonds (AGM Insured), 5.00%, 12/1/17	3,000	3,024

Snohomish County School District No. 15 Edmonds G.O. Unlimited Bonds (School Board Guaranty Program), 5.00%, 12/1/21	750	894

Snohomish County School District No. 332 Granite Falls G.O. Unlimited Refunding Bonds, Series A (School Board Guaranty Program), 4.00%, 12/1/19	1,000	1,103

Thurston County School District No. 33 Tumwater G.O. Unlimited Refunding Bonds (School Board Guaranty Program), 5.00%, 12/1/15	100	101

University of Washington Revenue Refunding Bonds, Series B, 5.00%, 6/1/21	1,400	1,666

Washington Federal Highway Grant Anticipation Revenue Bonds, Series C, Senior 520 Corridor Program, 5.00%, 9/1/18	4,750	5,289

Washington State G.O. Unlimited Refunding Bonds, Series R-2011-A, 5.00%, 1/1/18	5,200	5,699

Washington State G.O. Unlimited Refunding Bonds, Series R-2015-C, 5.00%, 7/1/20	6,000	7,017

Washington State Various Purpose G.O. Unlimited Bonds, Series D, 5.00%, 2/1/21	9,795	11,559

Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-2015, 5.00%, 7/1/21	3,000	3,570

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Washington – 5.6% – continued

Whatcom County School District No. 501 Bellingham G.O. Unlimited Refunding Bonds (School Board Guaranty Program), 5.00%, 12/1/20	$2,170	$2,543
		70,694

Wisconsin – 1.1%

Central Brown County Water Authority System Revenue Bonds (AMBAC Insured), Prerefunded, 5.00%, 12/1/15	250	252

Central Brown County Water Authority System Revenue Refunding Bonds, Series A, 5.00%, 11/1/20	200	234

Milwaukee County Metropolitan System Sewerage District G.O. Unlimited Refunding Bonds, Series A, 5.50%, 10/1/15	100	100

Milwaukee G.O. Unlimited Bonds, Series N1, Promissory Notes, 5.00%, 2/15/16	4,300	4,378

Milwaukee G.O. Unlimited Promissory & Corporate Notes, 5.00%, 5/1/20	320	371

PMA Levy & Aid Program Revenue BANS, Series A, 10/21/16 (1)	2,600	2,640

Waukesha County G.O. Unlimited Bonds, Promissory Notes, 3.00%, 4/1/16	150	152

Wisconsin State Clean Water Revenue Refunding Bonds, Series 2, 5.00%, 6/1/16	330	341

Wisconsin State G.O. Unlimited Bonds, Series A (NATL Insured), Prerefunded, 5.00%, 5/1/16	5,000	5,137

Wisconsin State G.O. Unlimited Bonds, Series C, 5.00%, 5/1/16	200	206

Wisconsin State G.O. Unlimited Bonds, Series D, Prerefunded, 5.00%, 5/1/16	225	231
		14,042
Total Municipal Bonds
(Cost $1,160,582)		1,181,074

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 2.4%

AIM Tax-Free Cash Reserve Portfolio	96,109	$96

Northern Institutional Funds - Tax-Exempt Portfolio, 0.01% (2)	29,901,285	29,901
Total Investment Companies
(Cost $29,997)		29,997

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 4.0%

Atlanta Airport General Revenue Refunding Bonds, Series A, 5.00%, 1/1/16	$635	$643

Avon Community School Building Corp. First Mortgage Revenue Refunding & Improvement Bonds (AMBAC Insured State Aid Withholding), 4.25%, 1/15/16	360	364

Barbers Hill Independent School District Building G.O. Unlimited Bonds, 4.00%, 2/15/16	1,020	1,035

Breitung Township School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 3.00%, 5/1/16	690	700

California State G.O. Unlimited Refunding Bonds, 5.00%, 11/1/15	150	151

Charles County Commissioners Consolidated Public Improvement G.O. Unlimited Bonds, 5.00%, 3/1/16	100	102

Charleston County Park & Recreation District G.O. Unlimited Bonds (State Aid Withholding), 2.00%, 2/1/16	500	503

Clark County School District G.O. Limited Refunding Bonds, Series A, 5.50%, 6/15/16	2,000	2,074

Clint Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 4.00%, 2/15/16	565	573

Contra Costa Water District Revenue Notes, Series B, Escrowed to Maturity, 3.00%, 10/1/15	100	100

Fort Worth G.O. Limited Refunding & Improvement Bonds, 5.00%, 3/1/16	180	184

Haslett Public Schools District G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 3.00%, 5/1/16	845	857

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 4.0% – continued

Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series B, 5.00%, 2/1/16	$500	$508

Kentucky State Asset Liability Commission Project Notes Revenue Bonds, Federal Highway Trust Fund, First Series A, 9/1/16 (1)	7,145	7,240

Memphis General Improvement G.O. Unlimited Refunding Bonds (NATL Insured), 5.00%, 10/1/15	100	100

Minneapolis Special School District No. 1 Building G.O. Unlimited Bonds, Series A (School District Credit Program), 2.00%, 2/1/16	100	101

Missouri Highway & Transit Commission Road Revenue Bonds, Second Lien, 5.00%, 5/1/16	400	411

New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-2 (AGM Insured State Aid Withholding), 5.00%, 1/15/16	175	177

New York G.O. Unlimited Bonds, Series C, Subseries C-A, 5.00%, 8/1/16	200	208

New York State Dormitory Authority Personal Income TRB, Series A, Unrefunded Balance, 5.00%, 2/15/16	280	285

New York State Dormitory Authority Supported Debt Revenue Bonds, City University Consolidated 5Th General, 5.00%, 7/1/16	3,500	3,627

New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series A, Senior Lien, 5.00%, 4/1/16	145	148

New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AMBAC-TCRS Insured), 5.25%, 4/1/16	530	544

New York State Urban Development Corp. Personal Income TRB, Series B-1, 5.00%, 3/15/16	360	368

North East Independent School District Building G.O. Unlimited VRDB, Series B (PSF-Gtd.), 2.00%, 8/1/16	5,000	5,061

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 4.0% – continued

Rochester Community School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 4.00%, 5/1/16	$530	$541

Saint Louis County Rockwood School District No R-6 G.O. Unlimited Bonds, 4.00%, 2/1/16	1,065	1,079

Salem-Keizer School District No. 24J G.O. Unlimited Bonds, Series A (School Board Guaranty Program), 5.00%, 6/15/16	2,500	2,585

Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Series B, 4.00%, 1/1/16	250	252

Spartanburg County School District No. 6 G.O. Unlimited Bonds (SCSDE Insured), 3.00%, 4/1/16	3,500	3,551

Texas State A&M University Financing System Revenue Bonds, Series D, 4.00%, 5/15/16	150	154

Tomball Independent School Building District G.O. Unlimited VRDB, Series B-3 (PSF-Gtd.), 2.00%, 8/15/16	7,250	7,358

Travis County G.O. Limited Refunding Bonds, 4.50%, 3/1/16	175	178

Tulsa County Independent School District No. 1 Tulsa Combined Purpose G.O. Unlimited Bonds, Series B, 1.25%, 8/1/16	3,250	3,276

Wichita G.O. Unlimited Refunding Bonds, Series A, 3.00%, 9/1/16	1,965	2,015

Wisconsin State G.O. Unlimited Bonds, Series C, 5.00%, 5/1/16	4,000	4,114
Total Short-Term Investments
(Cost $51,129)		51,167

Total Investments – 100.3%
(Cost $1,241,708)		1,262,238

Liabilities less Other Assets – (0.3)%		(4,213)
NET ASSETS – 100.0%		$1,258,025

(1)	When-Issued Security. Coupon rate is not in effect at September 30, 2015.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

At September 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	29.5%
AA	60.9
A	6.0
Not Rated	1.2
Cash Equivalent	2.4

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	15.5%
General Obligations	38.8
School District	19.6
Water	6.9
All other sectors less than 5%	19.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds (1)	$–	$1,181,074	$–	$1,181,074
Investment Companies	29,997	–	–	29,997
Short-Term Investments	–	51,167	–	51,167
Total Investments	$29,997	$1,232,241	$–	$1,262,238

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Alabama – 0.2%

Birmingham Convertible G.O. Unlimited CABS, Series A, 0.43%, 3/1/27	$1,000	$1,058

Birmingham Water Works & Sewer Board Revenue, Series A (AGM Insured), Prerefunded, 5.00%, 1/1/16	430	435
		1,493

Arizona – 2.5%

Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds, 5.00%, 7/1/41	3,950	4,481

Arizona State Transportation Board Highway Revenue Bonds, Series B, Prerefunded, 5.00%, 7/1/18	5,000	5,570

Arizona State Transportation Board Highway Revenue Refunding Bonds, 5.00%, 7/1/30	5,000	5,908

Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/39	5,000	5,715

Student & Academic Services LLC Lease Revenue Bonds (BAM Insured), Northern Arizona Capital Facilities, 5.00%, 6/1/44	2,000	2,245
		23,919

California – 14.6%

Brentwood Infrastructure Financing Authority Water Revenue Bonds, Prerefunded, 5.75%, 7/1/18	1,500	1,705

California State Educational Facilities Authority Revenue Bonds, Series A, University of Southern California, 5.25%, 10/1/38	2,000	2,226

California State Educational Facilities Authority Revenue Bonds, University Southern California, 4.75%, 10/1/28	5,000	5,001

California State G.O. Unlimited Bonds, 5.00%, 8/1/45	2,000	2,276

California State G.O. Unlimited Refunding Bonds, 5.00%, 3/1/27	1,500	1,817
5.25%, 8/1/31	5,000	6,032
5.00%, 8/1/32	5,000	5,865

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

California – 14.6% – continued
5.00%, 8/1/34	$10,680	$12,438

California State G.O. Unlimited Refunding Bonds, 6.25%, 11/1/34	2,830	3,413

California State University Revenue Refunding Bonds, Series A, 5.00%, 11/1/32	2,895	3,415

California State Various G.O. Unlimited Bonds, Series 2007, Unrefunded Balance, 5.75%, 5/1/30	75	75

Carlsbad Unified School District Convertible Election G.O. Unlimited CABS, Series B, 1.78%, 5/1/34	2,500	2,418

Chabot-Las Positas Community College District G.O. Unlimited CABS, Series C (AGM-CR AMBAC Insured), 0.00%, 8/1/40 (1)	10,000	2,958
0.00%, 8/1/41 (1)	10,000	2,813

Chabot-Las Positas Community College District G.O. Unlimited CABS, Series C (AMBAC Insured), 0.00%, 8/1/45 (1)	11,800	2,668

Desert Community College District Capital Appreciation G.O. Unlimited Bonds, Series C, Election of 2004 (AGM Insured), 0.00%, 8/1/46 (1)	12,000	2,398

Desert Community College District G.O. Unlimited Bonds, Series C (AGM Insured), 5.00%, 8/1/37	1,500	1,595

Long Beach Community College District Convertible G.O. Unlimited CABS, Series B, Election of 2008, 1.64%, 8/1/49	5,000	2,439

Long Beach Unified School District G.O. Unlimited CABS, Series D-1, 0.00%, 8/1/32 (1)	2,260	1,133
0.00%, 8/1/33 (1)	3,000	1,428

Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/29	4,350	5,169
5.00%, 8/1/31	10,000	11,728

Los Angeles Department of Water & Power Revenue Refunding Bonds, Series A, 5.00%, 7/1/31	1,445	1,687

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued
California – 14.6% – continued

Los Angeles Department of Water & Power System Revenue Bonds, Subseries A-1 (AMBAC Insured), 5.00%, 7/1/39	$3,000	$3,201

Los Angeles Unified School District G.O. Unlimited Bonds, Series F, 5.00%, 1/1/34	1,000	1,127

Metropolitan Water District of Southern California State Revenue Bonds, Series A, 5.00%, 7/1/32	6,105	6,519

Modesto Irrigation District Capital Improvements COPS, Series A, 5.75%, 10/1/29 (2)	7,020	7,946

Monterey County Public Facilities Financing COPS, 5.00%, 10/1/34	1,500	1,723

Mount San Antonio Community College District G.O. Unlimited Convertible CABS, Series A, Election of 2008, 1.29%, 8/1/43	4,530	3,206

Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 8/1/28	1,000	1,158

Sacramento County Airport System Senior Revenue Bonds, 5.00%, 7/1/28	1,280	1,452

San Francisco Bay Area Toll Bridge Authority Revenue Bonds, Series F-1, Prerefunded, 5.00%, 4/1/19	5,000	5,692

San Francisco City & County Airports Commission Revenue Bonds, Series E, 5.25%, 5/1/32	5,000	5,620

San Mateo County Community College District G.O. Unlimited Bonds, Series A, 5.00%, 9/1/29	1,030	1,255

San Mateo Foster City School Election District G.O. Unlimited Convertible CABS, 1.10%, 8/1/42	5,000	3,738

Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, 6.00%, 7/1/43	1,100	1,316

Solano County Community College District G.O. Unlimited Bonds, Series A, Election of 2012, 1.44%, 8/1/41	3,200	2,363

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued
California – 14.6% – continued

University of California General Revenue Bonds, Series Q, Prerefunded, 5.25%, 5/15/17	$2,500	$2,718

Ventura County Community College District G.O. Unlimited Bonds, Series C, Election of 2002, Prerefunded, 5.50%, 8/1/18	7,000	7,926
		139,657

Colorado – 1.6%

Denver City & County Airport System Revenue Bonds, Series A, 5.25%, 11/15/29	3,000	3,368
5.25%, 11/15/36	5,000	5,596

El Paso County School District No. 12 Cheyenne Mountain G.O. Unlimited Bonds (State Aid Withholding), 5.25%, 9/15/38	5,000	5,814
		14,778

Connecticut – 1.2%

Connecticut State G.O. Unlimited Bonds, 4.00%, 8/1/33	2,000	2,064

Connecticut State G.O. Unlimited Bonds, Series B, 5.00%, 6/15/30	5,000	5,828

Connecticut State G.O. Unlimited TRB, Series A, 0.65%, 9/1/16	3,450	3,454

Connecticut State Higher Education Supplemental Loan Authority Revenue Refunding Bonds, Series A (AMT), Senior Family Education Loan Program (NATL Insured), 4.75%, 11/15/18	510	524
		11,870

District of Columbia – 3.2%

District of Columbia G.O. Unlimited Refunding Bonds, Series B, 5.00%, 6/1/26	6,000	7,368

District of Columbia University Revenue Bonds, Series D, Georgetown University (BHAC-CR Insured), 5.50%, 4/1/36	1,010	1,120

District of Columbia Water & Sewer Authority Public Utility Revenue Bonds, Series A, 5.50%, 10/1/39	20,000	22,261
		30,749

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Florida – 6.5%

Broward County Airport System Revenue Bonds, Series C, 5.25%, 10/1/43	$5,000	$5,614

Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 9/1/24	1,235	1,401
5.00%, 9/1/25	1,000	1,128

Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), 5.00%, 9/1/23	2,500	2,832

Florida State Department of Transportation Right of Way G.O. Unlimited Bonds, 5.25%, 7/1/37	10,000	10,795

Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, 6.25%, 10/1/31	3,000	3,494

Gainesville Utilities System Revenue Refunding Bonds, Series B, 5.00%, 10/1/29	1,750	2,077

Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport, 5.00%, 10/1/44	2,500	2,771

Miami-Dade County Aviation International Airport Revenue Bonds, Series A, 5.50%, 10/1/29	2,500	2,891

Miami-Dade County Aviation Revenue Refunding Bonds (AMT), 5.00%, 10/1/27	2,000	2,288

Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/1/38	5,000	5,465

Miami-Dade County Transit System Sales Surtax Revenue Bonds, 5.00%, 7/1/42	10,000	11,072

Orlando Utilities Commission Revenue Refunding Bonds, Subseries D, Escrowed to Maturity, 6.75%, 10/1/17	3,740	3,964

South Miami Health Facilities Authority Revenue Bonds, Baptist Health South Florida Group, 5.00%, 8/15/42	5,000	5,222

Sunrise Utility System Revenue Refunding Bonds, Series A (AMBAC Insured), 5.50%, 10/1/15	1,670	1,670
		62,684

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Georgia – 3.6%

Athens-Clarke County Unified Government Water & Sewerage Revenue Bonds, Prerefunded, 5.50%, 1/1/19	$7,500	$8,598

Atlanta Water & Wastewater Revenue Refunding Bonds, 5.00%, 11/1/28	3,000	3,554
5.00%, 11/1/40	13,000	14,746

Georgia State Municipal Electric Authority Revenue Bonds, Series B, Non-Callable Certificates (FGIC-TCRS Insured), 6.38%, 1/1/16	2,300	2,330

Municipal Electric Authority of Georgia Revenue Bonds, Plant Voltage Units 3 & 4 Project, Series A, 5.00%, 7/1/60	2,500	2,637
5.50%, 7/1/60	2,500	2,769
		34,634

Hawaii – 1.7%

Hawaii State Airports System Revenue Bonds, Series A, 5.25%, 7/1/29	4,000	4,564

Hawaii State G.O. Unlimited Bonds, Series EO, 5.00%, 8/1/30	2,550	3,008

Honolulu City & County G.O. Unlimited Bonds, Series D, 5.25%, 9/1/34	1,000	1,138

Honolulu City & County Wastewater System Revenue Bonds, Senior Series A, First Bond Resolution (NATL Insured), Prerefunded, 5.00%, 7/1/16	2,000	2,072

University of Hawaii Revenue Bonds, Series A, 5.25%, 10/1/34	5,000	5,629
		16,411

Illinois – 8.7%

Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B, 5.25%, 1/1/34	2,500	2,781

Chicago O’Hare International Airport Revenue Refunding Bonds, Series A, Passenger Facilities Charge, 5.00%, 1/1/23	2,000	2,310

Cook County Community College District No. 504 Triton G.O. Unlimited Bonds, Alternative Revenue Source, 5.00%, 6/1/35	5,000	5,646

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Illinois – 8.7% – continued

Illinois State Finance Authority Revenue Bonds, Northwestern University, 5.00%, 12/1/28	$1,500	$1,890

Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 6.00%, 3/1/38	4,850	5,399
5.25%, 3/1/40	2,500	2,792

Illinois State Finance Authority Revenue Bonds, Series A, DePaul University, 6.13%, 10/1/40	5,000	5,950

Illinois State Finance Authority Revenue Refunding Bonds, Series A, OSF Healthcare System, 4.00%, 11/15/33	2,000	1,973
4.13%, 11/15/37	3,785	3,720

Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center, 5.00%, 11/15/29	2,475	2,815

Illinois State Municipal Electric Agency Power Supply Revenue Bonds, Series A (NATL Insured), Prerefunded, 5.25%, 2/1/17	5,000	5,318

Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A, 4.00%, 2/1/33	1,750	1,751

Illinois State Tax Supported Sports Facilities Authority Revenue Refunding Bonds (AGM Insured), 5.25%, 6/15/30	1,255	1,399
5.25%, 6/15/32	5,500	6,044

Illinois State Toll Highway Authority Revenue Bonds, Series A, 5.00%, 1/1/40	5,000	5,532

Illinois State Toll Highway Authority Revenue Bonds, Series C, 5.00%, 1/1/27	1,400	1,648

Illinois State Toll Highway Authority Revenue Refunding Bonds, Series B, 5.50%, 1/1/33	10,500	11,422

Illinois State Toll Highway Authority Revenue Refunding Bonds, Series B (BHAC-CR Insured), 5.50%, 1/1/33	5,000	5,449

Regional Transportation Authority Revenue Bonds, Series A (AGM Insured), 5.75%, 6/1/34	3,400	4,212

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Illinois – 8.7% – continued

Springfield Water Revenue Bonds, 5.50%, 3/1/32	$2,300	$2,514

Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Series B, Alternative Revenue Source, 5.25%, 6/1/36	2,500	2,864
		83,429

Indiana – 0.7%

Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority, 5.25%, 10/1/38	2,650	3,062

Indianapolis Gas Utility Revenue Refunding Bonds, Series B (NATL Insured), 3.50%, 6/1/18	3,280	3,485
		6,547

Kentucky – 0.2%

Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A, 5.00%, 5/15/34	2,000	2,289

Louisiana – 1.0%

East Baton Rouge Parish Sewer Commission Revenue Bonds, Series A, Prerefunded, 5.25%, 2/1/19	5,000	5,691

Louisiana State G.O. Unlimited Bonds, Series B, 5.00%, 5/1/30	3,015	3,506
		9,197

Maryland – 0.6%

Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, The John Hopkins Health System, 5.00%, 5/15/37	1,500	1,721

Montgomery County Consolidated Public Improvement G.O. Unlimited Bonds, Series A, 4.00%, 7/1/31	2,500	2,691

Montgomery County G.O. Unlimited Refunding Bonds, Series B, 5.00%, 11/1/26	1,000	1,233
		5,645

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Massachusetts – 4.6%

Commonwealth of Massachusetts State G.O. Limited Refunding Bonds, Series A, 5.00%, 7/1/30	$6,000	$7,193

Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B, 5.25%, 7/1/33	1,900	2,436

Massachusetts State G.O. Limited Refunding Bonds, Series A, 5.00%, 7/1/26	2,500	3,126

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series N, Massachusetts Institute of Technology, Prerefunded, 5.00%, 7/1/17	5,000	5,382

Massachusetts State Port Authority Revenue Bonds, Series A, 5.00%, 7/1/40	2,725	3,128
5.00%, 7/1/45	1,750	1,998

Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Series 14, State Revolving Fund, Prerefunded, 5.00%, 8/1/19	10,000	11,468

Massachusetts State Water Pollution Abatement Trust Revenue Bonds, Subseries A, MWRA Program, 6.00%, 8/1/19	3,000	3,550

University of Massachusetts Building Authority Project Revenue Bonds, Series 1, 5.00%, 11/1/40	5,415	6,244
		44,525

Michigan – 1.7%

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A, 5.50%, 10/15/45	2,565	2,875

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A, 5.38%, 10/15/36	5,000	5,597

Michigan State Building Authority Revenue Refunding Bonds, Series I, Facilities Program, 5.00%, 4/15/38	2,000	2,247

Michigan State Finance Authority Revenue Refunding Bonds, Series H-1, 5.00%, 10/1/39	3,200	3,521

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Michigan – 1.7% – continued

Wayne County Airport Authority Revenue Bonds, Series D, 12/1/45 (3)	$2,000	$2,169
		16,409

Mississippi – 0.0%

Mississippi State Home Corp. SFM Revenue Bonds, Series C-2 (AMT) (Collateralized by GNMA/FNMA Securities), 5.40%, 6/1/38	15	15

Nebraska – 1.8%

Omaha Public Power District Electric System Revenue Refunding Bonds, Series C, 5.00%, 2/1/43	2,465	2,806

Omaha Public Power District Revenue Bonds, Series B, 5.00%, 2/1/28	5,355	6,151

Omaha Public Power District System Revenue Bonds, Series A, Prerefunded, 5.50%, 2/1/18	2,500	2,774

University of Nebraska Lincoln Student Fees & Facilities Revenue Bonds, 5.00%, 7/1/40	5,000	5,699
		17,430

Nevada – 0.7%

Clark County Airport System Revenue Bonds, Series C, Sub Lien (AGM Insured), 5.00%, 7/1/26	1,670	1,865

Clark County G.O. Limited Tax Bank Bonds, 5.00%, 6/1/38	2,500	2,712

Washoe County Highway Revenue Bonds, Fuel Tax, 5.00%, 2/1/43	1,750	1,919
		6,496

New Hampshire – 1.9%

New Hampshire State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 3/1/27	5,000	6,142

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Dartmouth College, Health University System, 5.25%, 6/1/39	11,000	12,374
		18,516

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

New Jersey – 2.9%

New Jersey State Economic Development Authority Revenue Bonds, Series UU, School Facilities Construction, 5.00%, 6/15/27	$4,930	$5,127
5.00%, 6/15/31	2,000	2,051

New Jersey State Economic Development Authority Revenue Refunding Bonds, Series XX, 5.00%, 6/15/22	5,000	5,353

New Jersey State EDA Facilities Construction Revenue Refunding Bonds, Series PP, School Facilities Construction Project (AGM-CR Insured), 5.00%, 6/15/25	5,000	5,590

New Jersey State Turnpike Authority Growth & Income Securities Revenue Bonds, Series B (AMBAC Insured), 5.15%, 1/1/35	5,000	5,219

New Jersey State Turnpike Authority Revenue Bonds, Series B, 5.00%, 1/1/29	4,000	4,548
		27,888

New Mexico – 0.3%

New Mexico State Hospital Equipment Loan Council Revenue Bonds, Presbyterian Healthcare Services, 5.00%, 8/1/44	1,000	1,112

New Mexico State Mortgage Finance Authority SFM Revenue Bonds, Series I-C-2 (Collateralized by GNMA/ FNMA/FHLMC Securities), 5.00%, 9/1/26	1,990	2,117
		3,229

New York – 16.8%

Long Island Power Authority General Revenue Bonds, Series A, 6.00%, 5/1/33	5,000	5,752

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series A, 5.50%, 11/15/39	10,000	11,128

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B, 5.00%, 11/15/34	5,000	5,655

Metropolitan Transportation Authority Revenue Bonds, Series B, 5.25%, 11/15/55	5,000	5,603

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

New York – 16.8% – continued

Metropolitan Transportation Authority Revenue Bonds, Series G, 5.25%, 11/15/26	$5,000	$5,780

Metropolitan Transportation Authority Revenue Refunding Bonds, Series D-1, 5.00%, 11/15/31	1,010	1,169
5.00%, 11/15/33	3,000	3,447

New York City Municipal Finance Authority Water & Sewer System Revenue Bonds, Series A, Fiscal 2009, 5.75%, 6/15/40	10,000	11,175

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG, 5.00%, 6/15/39	4,500	5,139

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series-HH, 2nd General Resolution-Fiscal, 5.00%, 6/15/31	2,000	2,355

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1, 5.00%, 5/1/38	2,500	2,762

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series A-1, 5.00%, 8/1/32	5,000	5,841
5.00%, 8/1/37	3,500	4,015
4.00%, 8/1/38	2,500	2,580

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Subseries B-1, Fiscal 2015, 5.00%, 8/1/42	7,000	7,900

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, School Districts Financing Program (AGM Insured State Aid Withholding), 5.25%, 10/1/23	5,000	5,651

New York State Dormitory Authority Personal Income Tax Education Revenue Refunding Bonds, Series B (AMBAC Insured), 5.50%, 3/15/27	25	32

New York State Dormitory Authority Personal Income Tax Revenue Bonds, Series B, Group C, 5.00%, 2/15/40	2,565	2,907

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

New York – 16.8% – continued

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, 5.00%, 3/15/27	$5,000	$6,049

New York State Dormitory Authority Personal Income Taxable Revenue Refunding Bonds, Series E, 5.00%, 3/15/31	5,000	5,879
5.00%, 3/15/32	5,000	5,851
5.00%, 3/15/34	1,900	2,207

New York State Dormitory Authority Personal Income TRB, Series B, Group C, 5.00%, 2/15/41	5,000	5,659

New York State Dormitory Authority Personal Income TRB, Series B, Group B, 5.00%, 2/15/29	2,500	2,960

New York State Dormitory Education Authority Personal Income TRB, Series B, 5.75%, 3/15/36	11,980	13,703

New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series B, Municipal Water Revolving Funds, 5.00%, 6/15/41	10,000	11,216

New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Series B, Revolving Funds Pooled Financing Program, Escrowed to Maturity, 5.50%, 4/15/35	5,000	6,608

New York State Thruway Authority Revenue Bonds, Series J, 5.00%, 1/1/27	50	59

New York State Thruway Transportation Authority Personal Income TRB, Series A, 5.25%, 3/15/21	5,000	5,455

New York State Urban Development Corp. Personal Income TRB, Series D, 5.00%, 3/15/23	3,000	3,619

Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015, 5.00%, 10/15/28	2,500	3,027
		161,183

North Carolina – 1.4%

Charlotte COPS, Series B, 3.00%, 6/1/22	2,000	2,068

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

North Carolina – 1.4% – continued

Charlotte Water & Sewer System Revenue Refunding Bonds, 5.00%, 7/1/25	$1,000	$1,258

North Carolina State Eastern Municipal Power Agency System Revenue Bonds, Series A, Escrowed to Maturity, 6.50%, 1/1/18	2,655	2,992

North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL-IBC Insured), Escrowed to Maturity, 6.00%, 1/1/22	6,015	7,335
		13,653

Ohio – 0.1%

Northeast Ohio Regional Sewer District Revenue Refunding Bonds, 5.00%, 11/15/39	945	1,078

Oklahoma – 0.2%

University of Oklahoma General Revenue Bonds, Series C, 7/1/39 (3)	2,000	2,039

Oregon – 0.7%

Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A, 5.00%, 11/15/28	1,100	1,328

Oregon State Facilities Authority Revenue Bonds, Series C, Providence Health & Services, 4.00%, 10/1/45	2,500	2,500
5.00%, 10/1/45	2,810	3,148
		6,976

Pennsylvania – 0.7%

Allegheny County Sanitary Authority Revenue Refunding Bonds (BAM Insured), 5.00%, 12/1/30	2,000	2,320

Chartiers Valley School District G.O. Limited Bonds, Series B (State Aid Withholding), 5.00%, 10/15/40	2,000	2,229

Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds, 5.00%, 5/1/32	820	934
5.00%, 5/1/35	865	974
		6,457

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

South Carolina – 2.8%

Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC-CR MBIA Insured), 5.38%, 1/1/25	$5,940	$7,043

South Carolina State Public Service Authority Obligations Revenue Refunding Bonds, Series C, 5.00%, 12/1/46	5,000	5,447

South Carolina State Public Service Authority Revenue Bonds, Series A, Prerefunded, 5.50%, 1/1/19	1,030	1,182

South Carolina State Public Service Authority Revenue Bonds, Series A, Unrefunded Balance, 5.50%, 1/1/38	11,970	13,367
		27,039

Tennessee – 0.5%

Metropolitan Government of Nashville & Davidson County G.O. Unlimited and Improvement Bonds, Series C, 5.00%, 7/1/28	3,000	3,646

Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 2B, 1/1/38 (3)	1,375	1,378
		5,024

Texas – 6.5%

Austin Electric Utility System Revenue Refunding Bonds, Series A, 5.00%, 11/15/28	500	592

Clear Creek Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF-Gtd.), 5.00%, 2/15/31	5,000	5,897

Cypress-Fairbanks Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 2/15/29	2,960	3,550

Dallas Independent School District Building G.O. Unlimited Bonds (PSF-Gtd.), Prerefunded, 6.38%, 2/15/18	5,000	5,662

Denton Independent School District G.O. Unlimited Refunding Bonds (PSF-Gtd.), 5.00%, 8/15/28	3,205	3,866

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Texas – 6.5% – continued

Frisco Independent School District Building G.O. Unlimited Bonds, Series A (PSF-Gtd.), 6.00%, 8/15/38	$5,000	$5,664

Grand Prairie Independent School District G.O. Unlimited Refunding CABS, 0.00%, 8/15/29 (1)	12,505	5,693

Harris County Metropolitan Transit Authority Sales & Use Tax Contractual Obligations Revenue Bonds, Series B, 5.00%, 11/1/25	1,810	2,239

Katy Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF-Gtd.), 5.00%, 2/15/27	3,295	4,012

Lower Colorado River Authority Revenue Refunding & Improvement Bonds, Series A, Prerefunded, 6.25%, 5/15/18	10,000	11,411

Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, 4.00%, 5/15/45	1,000	1,006
5.00%, 5/15/45	4,500	4,977

Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds (AGM Insured), 4.00%, 5/15/40	1,000	1,019

North Texas Tollway Authority Revenue Refunding Bonds, Series B, 5.00%, 1/1/40	3,000	3,266

Tarrant Regional Water District Revenue Refunding Bonds, 5.00%, 3/1/27	2,500	3,032
		61,886

Washington – 4.0%

Snohomish County Public Utility District No. 1 Electric System Revenue Bonds, 5.00%, 12/1/37	3,000	3,418

Washington State G.O. Unlimited Bonds, Series B & AT-7, 6.40%, 6/1/17	2,765	2,929

Washington State G.O. Unlimited Bonds, Series D (AMBAC Insured), Prerefunded, 5.00%, 1/1/16	5,000	5,061

Washington State G.O. Unlimited Refunding Bonds, Series R-2015-C, 5.00%, 7/1/31	5,000	5,864
5.00%, 7/1/32	4,595	5,365

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 93.9% – continued

Washington – 4.0% – continued

Washington State G.O. Unlimited Refunding Bonds, Series R-F, 5.00%, 7/1/28	$10,000	$11,971

Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E, 5.00%, 2/1/38	2,000	2,266

Washington State University Revenue Refunding Bonds, 5.00%, 4/1/40	1,320	1,500
		38,374
Total Municipal Bonds
(Cost $857,266)		901,519

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 5.5%

Northern Institutional Funds - Tax-Exempt Portfolio, 0.01% (4)	52,479,854	$52,480
Total Investment Companies
(Cost $52,480)		52,480

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

Missouri State Refunding COPS, Series A, 1.50%, 10/1/15	$1,000	$1,000
Total Short-Term Investments
(Cost $1,000)		1,000

Total Investments – 99.5%
(Cost $910,746)		954,999

Other Assets less Liabilities – 0.5%		4,973
NET ASSETS – 100.0%		$959,972

(1)	Zero coupon bond.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	When-Issued Security. Coupon rate is not in effect at September 30, 2015.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

At September 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	12.2%
AA	58.9
A	23.4
Cash Equivalent	5.5

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, Standard & Poor’s, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). The Standard & Poor’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Financials	5.5%
General	15.9
General Obligation	18.8
Higher Education	7.5
Power	8.5
School District	5.7
Transportation	10.5
Water	14.7
All other sectors less than 5%	12.9

Total	100.0%

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds (1)	$–	$901,519	$–	$901,519
Investment Companies	52,480	–	–	52,480
Short-Term Investments	–	1,000	–	1,000
Total Investments	$52,480	$902,519	$–	$954,999

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	87	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

ABBREVIATIONS AND OTHER INFORMATION	SEPTEMBER 30, 2015 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

AGC	Assured Guaranty Corporation	IBC	Insured Bond Certificates
AGM	Assured Guaranty Municipal Corporation	IDA	Individual Development Accounts
AMBAC	American Municipal Bond Assurance Corporation	NATL	National Public Finance Guarantee Corporation
AMT	Alternative Minimum Tax	NATL-RE	National Public Finance Guarantee Corporation
BAM	Build America Mutual	MBIA	Municipal Bond Insurance Association
BANS	Bond Anticipation Notes	MWRA	Massachusetts Water Resources Authority
BHAC	Berkshire Hathaway Assurance Corporation	PCR	Pollution Control Revenue
CABS	Capital Appreciation Bonds	PFA	Public Finance Authority
COPS	Certificates of Participation	PSF	Permanent School Fund
CR	Custody Receipt	Q-SBLF	Qualified School Bond Loan Fund
EDA	Economic Development Agency	RANS	Revenue Anticipation Notes
FGIC	Financial Guaranty Insurance Corporation	SCSDE	South Carolina School District Enhancement
FHLMC	Federal Home Loan Mortgage Corporation	SFM	Single Family Mortgage
FNMA	Federal National Mortgage Association	TCRS	Transferable Custodial Receipts
GANS	Grant Anticipation Notes	TRANS	Tax Revenue Anticipation Notes
GNMA	Government National Mortgage Association	TRB	Tax Revenue Bonds
G.O.	General Obligation	VRDB	Variable Rate Demand Bond
Gtd.	Guaranteed	WSIP	Water System Improvement Program
HFDC	Health Facilities Development Corp.	XLCA	XL Capital Assurance

The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield.

Maturity dates represent the stated date on the security or the puttable date for floating and variable rate securities or the prerefunded date for these types of securities.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

TAX-EXEMPT FIXED INCOME FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2015 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 47 funds as of September 30, 2015, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, High Yield Municipal, Intermediate Tax-Exempt, Short-Intermediate Tax-Exempt, and Tax-Exempt Funds (each, a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust, except for the Arizona Tax-Exempt, California Intermediate Tax-Exempt and California Tax-Exempt Funds, which are non-diversified portfolios. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”), or “U.S. GAAP.” The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES Securities are valued at their fair value. Equity securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker-provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s

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NOTES TO THE FINANCIAL STATEMENTS continued

Legal and Fund Administration and NTI’s Compliance and Risk Management groups. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing of fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) CREDIT ENHANCEMENTS Certain investments owned by the Funds are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the fair value of the securities or the value of a Fund’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, the insurers’ exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. At the time a Fund enters into this type of transaction, it is required to segregate collateral of cash or other liquid assets having a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitments. When-issued securities at September 30, 2015, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Certain Funds received dividend income from investments in investment companies during the six months ended September 30, 2015. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY
Arizona Tax-Exempt	Daily	Monthly
California Intermediate Tax-Exempt	Daily	Monthly
California Tax-Exempt	Daily	Monthly
High Yield Municipal	Daily	Monthly
Intermediate Tax-Exempt	Daily	Monthly
Short-Intermediate Tax-Exempt	Daily	Monthly
Tax-Exempt	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions

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SEPTEMBER 30, 2015 (UNAUDITED)

determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications have no impact on the net assets or the net asset value per share of the Funds.

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

At March 31, 2015, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amount in thousands	MARCH 31, 2018	MARCH 31, 2019
High Yield Municipal	$23,276	$12,268

The Fund in the above table may offset future capital gains with these capital loss carryforwards until the capital loss carryforwards expire.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
California Tax-Exempt	$463	$190
High Yield Municipal	53	—
Tax-Exempt	10,223	1,375

At March 31, 2015, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED			UNREALIZED GAINS/ (LOSSES)
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Arizona Tax-Exempt	$50	$509	$ —	$6,193
California Intermediate Tax-Exempt	241	2	861	21,898
California Tax-Exempt	92	—	—	14,667
High Yield Municipal	293	—	—	28,545
Intermediate Tax-Exempt	1,048	9,739	2,939	79,852
Short-Intermediate Tax-Exempt	52	313	124	21,404
Tax-Exempt	350	—	—	48,898

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2015 was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Arizona Tax-Exempt	$2,865	$171	$61
California Intermediate Tax-Exempt	10,476	83	—
California Tax-Exempt	4,262	21	—
High Yield Municipal	11,520	76	—
Intermediate Tax-Exempt	51,715	4,084	3,966

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NOTES TO THE FINANCIAL STATEMENTS continued

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Short-Intermediate Tax-Exempt	$18,233	$ —	$ —
Tax-Exempt	27,830	14	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2014, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Arizona Tax-Exempt	$3,320	$198	$127
California Intermediate Tax-Exempt	11,066	364	230
California Tax-Exempt	4,764	1,943	333
High Yield Municipal	12,616	289	—
Intermediate Tax-Exempt	55,372	6,851	3,515
Short-Intermediate Tax-Exempt	17,761	—	285
Tax-Exempt	34,222	9,012	2,483

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2015, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2012 through March 31, 2014 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense on the Statements of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2015.

Service Plan expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2015.

4. BANK BORROWINGS

The Trust entered into a $250,000,000 senior unsecured revolving credit facility on November 24, 2014, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one-month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.08 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations. The Credit Facility expires on November 23, 2015.

At a meeting held on November 18-19, 2015, the Board approved an agreement with Citibank N.A. that replaced the Credit Facility (the “New Credit Facility”). The New Credit Facility is in the amount of $250,000,000. The interest rate charged under the New Credit Facility is the sum of (x) the Federal Funds Rate plus (y) if one month LIBOR on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (z) 1.00% per annum. In addition, there is an annual commitment fee of 0.10 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 23, 2015 and will expire on November 21, 2016, unless renewed.

At September 30, 2015, the Funds did not have any outstanding borrowings.

The Funds did not have any borrowings or incur any interest expense during the six months ended September 30, 2015.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and

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Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2015, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the table below.

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION
Arizona Tax-Exempt	0.43%	0.417%	0.404%	0.45%
California Intermediate Tax-Exempt	0.43%	0.417%	0.404%	0.45%
California Tax-Exempt	0.43%	0.417%	0.404%	0.45%
High Yield Municipal	0.77%	0.747%	0.725%	0.80%
Intermediate Tax-Exempt	0.43%	0.417%	0.404%	0.45%
Short-Intermediate Tax-Exempt	0.43%	0.417%	0.404%	0.45%
Tax-Exempt	0.43%	0.417%	0.404%	0.45%

The contractual reimbursement arrangements described above are expected to continue until at least July 31, 2016. The contractual reimbursement arrangement will continue automatically for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets outstanding for each of the Funds.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or, at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

The Arizona Tax-Exempt Fund, High Yield Municipal Fund, Intermediate Tax-Exempt Fund, Short-Intermediate Tax-Exempt Fund and Tax-Exempt Fund currently invest uninvested cash in the Tax-Exempt Portfolio, a series of Northern Institutional Funds; and the California Intermediate Tax-Exempt Fund and California Tax-Exempt Fund currently invest uninvested cash in the California Municipal Money Market Fund, a series of Northern Funds (collectively, the Tax-Exempt Portfolio and California Municipal Money Market Fund, the “Portfolios”), pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission. The exemptive order requires the Funds’ Board, including a majority of the independent Trustees, to consider and evaluate the advisory fees and services provided to the Funds by NTI as a result of uninvested cash being invested in the Portfolios. Each Fund bears indirectly a proportionate share of

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NOTES TO THE FINANCIAL STATEMENTS continued

the applicable Portfolio’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the Portfolios pay to NTI and/or its affiliates. Currently, the Total Annual Portfolio Operating Expenses After Expense Reimbursement as reflected in the Portfolios’ prospectus, which includes, management, transfer agent and custody fees, payable to NTI and/or its affiliates on any assets invested in the Tax-Exempt Portfolio or the California Municipal Money Market Fund is 0.35 percent of average daily net assets. However, pursuant to the exemptive order, to the extent of any duplicative advisory fees and services, NTI will reimburse each Fund for a portion of the management fees attributable to advisory services otherwise payable by the Fund on any assets invested in the Portfolios. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2015, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Arizona Tax-Exempt	$—	$34,056	$—	$22,803
California Intermediate Tax-Exempt	—	262,630	—	247,465
California Tax-Exempt	—	129,423	—	115,964
High Yield Municipal	—	78,311	—	20,110
Intermediate Tax-Exempt	$—	$1,706,478	$—	$1,755,336
Short-Intermediate Tax-Exempt	—	160,830	—	296,538
Tax-Exempt	—	485,521	—	403,383

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

At September 30, 2015, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION	COST BASIS OF SECURITIES
Arizona Tax-Exempt	$5,733	$(78)	$5,655	$93,525
California Intermediate Tax-Exempt	21,786	(325)	21,461	468,918
California Tax-Exempt	14,415	(29)	14,386	145,791
High Yield Municipal	27,949	(3,856)	24,093	366,721
Intermediate Tax-Exempt	78,035	(2,966)	75,069	3,116,641
Short-Intermediate Tax-Exempt	20,851	(321)	20,530	1,241,708
Tax-Exempt	45,494	(1,273)	44,221	910,778

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2015, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Arizona Tax-Exempt	1,695	$18,287	32	$342	(739)	$(7,958)	988	$10,671
California Intermediate Tax-Exempt	5,379	57,977	92	991	(4,857)	(52,351)	614	6,617
California Tax-Exempt	1,860	21,818	89	1,045	(1,188)	(13,958)	761	8,905
High Yield Municipal	9,729	85,698	88	775	(3,163)	(27,875)	6,654	58,598
Intermediate Tax-Exempt	45,128	477,186	480	5,090	(39,611)	(418,997)	5,997	63,279

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Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Short-Intermediate Tax-Exempt	11,268	117,382	88	919	(24,172)	(251,842)	(12,816)	(133,541)
Tax-Exempt	16,486	175,069	228	2,427	(6,896)	(73,314)	9,818	104,182

Transactions in capital shares for the fiscal year ended March 31, 2015, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Arizona Tax-Exempt	2,419	$26,280	69	$757	(1,651)	$(17,953)	837	$9,084
California Intermediate Tax-Exempt	16,238	175,896	118	1,274	(6,665)	(72,011)	9,691	105,159
California Tax-Exempt	4,316	50,497	173	2,020	(2,824)	(32,939)	1,665	19,578
High Yield Municipal	16,264	143,861	178	1,564	(7,094)	(62,541)	9,348	82,884
Intermediate Tax-Exempt	100,452	1,072,314	1,457	15,523	(35,287)	(375,528)	66,622	712,309
Short-Intermediate Tax-Exempt	40,622	426,049	159	1,668	(34,603)	(362,769)	6,178	64,948
Tax-Exempt	20,924	224,686	440	4,713	(12,889)	(137,952)	8,475	91,447
9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2015, were as follows:

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD
Arizona Tax-Exempt	Northern Institutional Funds — Tax-Exempt Portfolio	$6,069	$32,440	$35,324	$—	$—	$—	$3,185
California Intermediate Tax-Exempt	Northern Funds — California Municipal Money Market Fund	45,605	183,916	209,306	—	—	2	20,215
California Tax-Exempt	Northern Funds — California Municipal Money Market Fund	18,935	77,525	86,170	—	—	1	10,290
High Yield Municipal	Northern Institutional Funds — Tax-Exempt Portfolio	23,719	76,201	68,802	—	—	1	31,118
Intermediate Tax-Exempt	Northern Institutional Funds — Tax-Exempt Portfolio	352,377	971,856	876,857	—	—	20	447,376
Short-Intermediate Tax-Exempt	Northern Institutional Funds — Tax-Exempt Portfolio	41,572	299,970	311,641	—	—	3	29,901
Tax-Exempt	Northern Institutional Funds — Tax-Exempt Portfolio	29,929	298,819	276,268	—	—	2	52,480

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NOTES TO THE FINANCIAL STATEMENTS continued

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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FUND EXPENSES	SEPTEMBER 30, 2015 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2015 through September 30, 2015.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/15 - 9/30/15” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market funds investments, but shareholders of other funds may incur such costs. If these fees were included, your costs would have been higher. The information does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 93), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ARIZONA TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.46%	$1,000.00	$1,009.00	$2.32
Hypothetical**	0.46%	$1,000.00	$1,022.76	$2.33

CALIFORNIA INTERMEDIATE TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.45%	$1,000.00	$1,009.60	$2.27
Hypothetical**	0.45%	$1,000.00	$1,022.81	$2.28

CALIFORNIA TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.46%	$1,000.00	$1,013.30	$2.32
Hypothetical**	0.46%	$1,000.00	$1,022.76	$2.33

HIGH YIELD MUNICIPAL

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.80%	$1,000.00	$1,006.00	$4.02
Hypothetical**	0.80%	$1,000.00	$1,021.06	$4.05

INTERMEDIATE TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.45%	$1,000.00	$1,005.60	$2.26
Hypothetical**	0.45%	$1,000.00	$1,022.81	$2.28

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2015. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	97	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FUND EXPENSES continued	SEPTEMBER 30, 2015 (UNAUDITED)

SHORT-INTERMEDIATE TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.45%	$1,000.00	$1,005.10	$2.26
Hypothetical**	0.45%	$1,000.00	$1,022.81	$2.28

TAX-EXEMPT

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.45%	$1,000.00	$1,007.10	$2.26
Hypothetical**	0.45%	$1,000.00	$1,022.81	$2.28

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2015. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

TAX-EXEMPT FIXED INCOME FUNDS	98	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

APPROVAL OF MANAGEMENT AGREEMENT	SEPTEMBER 30, 2015 (UNAUDITED)

The Board of Trustees oversees the management of Northern Funds (the “Trust”), and reviews the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to all of the Funds by the Board of Trustees, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 20-21, 2015 (the “Annual Contract Meeting”).

In advance of the Annual Contract Meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Northern. The Trustees received written materials and verbal presentations relating to the Management Agreement in preparation for their consideration of the Management Agreement, as well as reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Management Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Funds. The Trustees noted that the evaluation process with respect to Northern is an ongoing one. In this regard, the Trustees received materials and information relating to Northern’s investment management services both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and cyber-security program; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual management fees and the total expenses (after reimbursements) borne by the Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. It was noted that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern. The Trustees considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds. They noted

NORTHERN FUNDS SEMIANNUAL REPORT	99	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

Northern’s enhancements to technology during the year including enhancements to cyber-security controls, and those planned for the coming year. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the Funds’ regular reporting on stress testing. The Trustees also received information regarding the cyber-security program of Northern and its affiliates. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from Northern regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the high quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. The Trustees also took into account that the scope of services provided by Northern, and of the undertakings required of Northern in connection with those services, including maintaining and monitoring their own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior and investment personnel. The Trustees also considered Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which encourages investment in the Funds, as well as the consistency of Northern personnel and investment approach with respect to the Funds. The Trustees also noted Northern’s and its affiliates’ strong financial position, stability and willingness to support the Funds. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of the Funds. They first considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Lipper. The Trustees were provided with a description of the methodology Lipper used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks. Among other performance data considered, the Trustees noted that each of the Funds, other than the Arizona Tax-Exempt, High Yield Municipal and Short-Intermediate Tax-Exempt Funds, outperformed its Lipper performance universe average for the one-, three- and five-year periods (as applicable) ended January 31, 2015. The Trustees considered that the Arizona Tax-Exempt Fund underperformed its Lipper performance universe average for the one-year period and outperformed its Lipper performance universe average for the three- and five-year periods and that the High Yield Municipal and Short-Intermediate Tax-Exempt Funds underperformed their respective Lipper performance universes average for the one-, three-, and five-year periods. The Trustees noted that the California Intermediate Tax-Exempt and California Tax-Exempt Funds’ percentile performance rankings were in the top 35% of their respective performance universes for the same one-year and three-year periods. The Trustees also noted that the California Tax-Exempt, High Yield Municipal and Tax-Exempt Funds exceeded their benchmarks for the one-, three-, and five-year periods ended March 31, 2015. The Trustees noted that the Arizona Tax-Exempt, Intermediate Tax-Exempt and Short-Intermediate Tax-Exempt Funds underperformed their respective benchmarks for all periods and that the California Intermediate Tax-Exempt Fund underperformed its benchmark for the three- and five-year periods and outperformed for the one-year period.

The Trustees took into account management’s discussion of the Funds’ performance. They noted the potential impact of the relative risk parameters of the different Funds. In particular, they considered that with respect to fixed income securities, Northern had an investment style that seeks out securities with higher credit parameters than many other fixed-income investment advisers. They took into consideration that Northern’s more risk averse investment strategies may cause the Funds to underperform against their peers during certain market environments. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues, if any. The Trustees determined, based on the information received, that Northern was appropriately monitoring any Funds that were underperforming relative to their peers.

The Trustees concluded based on the information received, that the performance was satisfactory for most Funds, and that Northern was taking appropriate steps to address the performance of any underperforming Funds.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates and net management fees paid by the Funds after taking into account any expense reimbursements; the Funds’ total

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TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; its plans to provide additional reimbursements to keep the Funds within their expense caps; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. The Trustees also considered that, for those Funds that were sweeping uninvested cash into a Northern affiliated money market fund, Northern was in each case rebating back to the investing Fund all of the advisory fees that were received by it from the applicable money market fund in compliance with the Funds’ exemptive order. The Trustees also noted certain actions taken by Northern over the years to reduce Fund expenses, including a reduction in the transfer agency fee and elimination of the fund accounting fee for the Funds, as a part of the restructuring of advisory and administrative fees in 2014.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Lipper. In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. The Trustees considered that the contractual management fee rates for each of the Funds, other than the High Yield Municipal and Short-Intermediate Tax-Exempt Funds, were below its respective Lipper peer group median. The Trustees also noted that the Funds’ net management fees (with the exception of the High Yield Municipal, Intermediate Tax-Exempt and Short-Intermediate Tax-Exempt Funds) were below their Lipper peer group medians. They also took into account that the total expense ratios after reimbursement of expenses for all of the Funds were below their respective Lipper peer objective medians. The Trustees also noted that Northern had waived and/or reimbursed management fees for each of the Funds. The Trustees also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts. They noted that Northern did not manage private institutional accounts similarly managed to the High Yield Municipal Fund. For Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Funds and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds.

The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated underlying funds in which the Funds invested in the prior year.

In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and overall basis and both before and after distribution and certain non-distribution costs, such as shareholder servicing fees. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. In addition to considering actual profitability information, the Trustees also considered pro-forma profitability information for the prior year that reflected the change in management fee structure. The Trustees also noted that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent of the Funds. The Trustees also noted that Northern pays the Funds’ sub-administrative fees from the management fee. The Trustees also reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s fee waivers and expense reimbursements during the year to maintain the Funds’ expense ratios below the Lipper peer group median. The Trustees also took into account the high quality of the services received by the Funds from Northern, as well as the type of funds. The Trustees also noted the reduction in the transfer agency fee paid to the Funds’ transfer agent, an affiliate of Northern, as well as the elimination of the fund accounting fee for the Funds. The Trustees also considered that Northern should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered whether Northern had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds are sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual

NORTHERN FUNDS SEMIANNUAL REPORT	101	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued	SEPTEMBER 30, 2015 (UNAUDITED)

expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees noted the recent change to the management fee structure. In addition, the Trustees considered that each of the Funds’ management fees are subject to breakpoints, thus ensuring that as a Fund’s assets grow, its shareholders will receive reduced fee rates. The Trustees noted that the Intermediate Tax-Exempt Fund had reached the specified asset levels at which one or more breakpoints to its management fee are triggered. The Trustees noted that although the other Funds were not currently at the specified asset levels at which a breakpoint to its management fee would be triggered, their net management fees (with the exception of the High Yield Municipal and Short-Intermediate Tax-Exempt Funds) were below the median of their respective expense peer groups. The Trustees also noted that the total expense ratio after reimbursement of expenses of all of the Funds was below the median of their respective expense peer group.

The Trustees determined that the Funds’ current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also considered the extent to which Northern and its other clients, as well as the Funds, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios. The Trustees also noted the benefits to Northern and its affiliates from the ability to leverage resources over a larger asset base.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fees paid by each of the Funds was reasonable in light of the services provided by Northern, its costs and the Fund’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement for an additional one-year term.

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THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	103	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at www.northernfunds.com or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

TAX-EXEMPT FIXED INCOME FUNDS	104	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

10	SCHEDULES OF INVESTMENTS

10	CALIFORNIA MUNICIPAL MONEY MARKET FUND
Ticker Symbol: NOCXX

15	MONEY MARKET FUND
Ticker Symbol: NORXX

21	MUNICIPAL MONEY MARKET FUND
Ticker Symbol: NOMXX

40	U.S. GOVERNMENT MONEY MARKET FUND
Ticker Symbol: NOGXX

43	U.S. GOVERNMENT SELECT MONEY MARKET FUND
Ticker Symbol: NOSXX

46	ABBREVIATIONS AND OTHER INFORMATION

47	NOTES TO THE FINANCIAL STATEMENTS

55	FUND EXPENSES

56	APPROVAL OF MANAGEMENT AGREEMENT

60	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Investments in the Funds are not insured or guaranteed by the FDIC or any other governmental agency. Although each Fund seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2015 (UNAUDITED)

Amounts in thousands, except per share data	CALIFORNIA MUNICIPAL MONEY MARKET FUND	MONEY MARKET FUND	MUNICIPAL MONEY MARKET FUND	U.S. GOVERNMENT MONEY MARKET FUND	U.S. GOVERNMENT SELECT MONEY MARKET FUND
ASSETS:
Investments, at amortized cost, which approximates fair value	$390,907	$5,673,378	$5,318,399	$943,654	$2,329,194
Repurchase agreements, at cost which approximates fair value	–	2,770,000	–	557,539	1,304,564
Cash	9,976	19,905	91,390	10,321	6,054
Interest income receivable	201	2,595	3,333	70	208
Receivable for securities sold	670	200	7,585	–	–
Receivable for fund shares sold	1	5,727	–	–	2
Receivable from affiliates for expense reimbursements	22	191	254	56	135
Prepaid and other assets	5	25	20	6	18
Total Assets	401,782	8,472,021	5,420,981	1,511,646	3,640,175
LIABILITIES:
Payable for securities purchased	3,864	–	63,047	1,460	–
Payable for fund shares redeemed	–	–	78	8,596	–
Distributions to shareholders	3	69	44	13	30
Payable to affiliates:
Management fees	22	461	302	81	198
Custody fees	2	21	12	5	10
Transfer agent fees	1	21	13	4	9
Trustee fees	8	78	50	8	16
Accrued other liabilities	26	173	115	44	78
Total Liabilities	3,926	823	63,661	10,211	341
Net Assets	$397,856	$8,471,198	$5,357,320	$1,501,435	$3,639,834
ANALYSIS OF NET ASSETS:
Capital stock	$397,875	$8,471,204	$5,356,752	$1,501,430	$3,639,830
Accumulated undistributed net investment income (loss)	(10)	(27)	84	(8)	(12)
Accumulated undistributed net realized gain (loss)	(9)	21	484	13	16
Net Assets	$397,856	$8,471,198	$5,357,320	$1,501,435	$3,639,834
Shares Outstanding ($.0001 par value, unlimited authorization)	397,908	8,471,298	5,356,777	1,501,463	3,639,868
Net Asset Value, Redemption and Offering Price Per Share	$1.00	$1.00	$1.00	$1.00	$1.00

See Notes to the Financial Statements.

MONEY MARKET FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS	SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED)

Amounts in thousands	CALIFORNIA MUNICIPAL MONEY MARKET FUND	MONEY MARKET FUND	MUNICIPAL MONEY MARKET FUND	U.S. GOVERNMENT MONEY MARKET FUND	U.S. GOVERNMENT SELECT MONEY MARKET FUND
INVESTMENT INCOME:
Interest income	$116	$9,767	$2,480	$1,119	$2,214
Total Investment Income	116	9,767	2,480	1,119	2,214
EXPENSES:
Management fees	667	13,800	9,060	2,813	5,703
Custody fees	27	450	285	104	198
Transfer agent fees	30	628	412	128	259
Registration fees	5	26	21	14	18
Printing fees	8	62	42	15	28
Professional fees	17	55	44	22	34
Trustee fees	5	39	30	9	18
Other	7	53	38	12	25
Total Expenses	766	15,113	9,932	3,117	6,283
Less expenses voluntarily reimbursed by investment adviser	(616)	(5,322)	(7,433)	(1,958)	(4,027)
Less expenses contractually reimbursed by investment adviser	(53)	(436)	(266)	(126)	(214)
Less custodian credits	(1)	(6)	(26)	–	–
Net Expenses	96	9,349	2,207	1,033	2,042
Net Investment Income	20	418	273	86	172
NET REALIZED GAINS:
Net realized gains on investments	–	286	484	13	16
Net increase from payment by affiliate (Note 6)	–	8,190	–	–	–
Net Gains	–	8,476	484	13	16
Net Increase in Net Assets Resulting from Operations	$20	$8,894	$757	$99	$188

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2015

	CALIFORNIA MUNICIPAL MONEY MARKET FUND		MONEY MARKET FUND		MUNICIPAL MONEY MARKET FUND		U.S. GOVERNMENT MONEY MARKET FUND		U.S. GOVERNMENT SELECT MONEY MARKET FUND
Amounts in thousands	SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015
OPERATIONS:
Net investment income	$20	$44	$418	$801	$273	$593	$86	$140	$172	$337
Net realized gains on investments	–	–	286	111	484	527	13	4	16	5
Net increase from payment by affiliate (Note 6)	–	–	8,190	–	–	–	–	–	–	–
Net Increase in Net Assets Resulting from Operations	20	44	8,894	912	757	1,120	99	144	188	342
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from capital share transactions	(77,752)	21,765	(381,874)	865,466	(916,537)	(154,121)	(262,247)	380,193	280,137	(367,344)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(77,752)	21,765	(381,874)	865,466	(916,537)	(154,121)	(262,247)	380,193	280,137	(367,344)
DISTRIBUTIONS PAID:
From net investment income	(20)	(43)	(415)	(791)	(272)	(804)	(85)	(147)	(172)	(350)
From net realized gains	–	–	–	–	–	(383)	–	–	–	–
Total Distributions Paid	(20)	(43)	(415)	(791)	(272)	(1,187)	(85)	(147)	(172)	(350)
Total Increase (Decrease) in Net Assets	(77,752)	21,766	(373,395)	865,587	(916,052)	(154,188)	(262,233)	380,190	280,153	(367,352)
NET ASSETS:
Beginning of period	475,608	453,842	8,844,593	7,979,006	6,273,372	6,427,560	1,763,668	1,383,478	3,359,681	3,727,033
End of period	$397,856	$475,608	$8,471,198	$8,844,593	$5,357,320	$6,273,372	$1,501,435	$1,763,668	$3,639,834	$3,359,681
Accumulated Undistributed Net Investment Income (Loss)	$(10)	$(10)	$(27)	$(30)	$84	$83	$(8)	$(9)	$(12)	$(12)

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014	FISCAL YEAR ENDED MARCH 31, 2013	FISCAL YEAR ENDED MARCH 31, 2012	FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1)	–	–	–	–	–	–
Net realized and unrealized gains (losses) (2)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income (3)	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (4)	0.01%	0.01%	0.01%	0.01%	0.01%	0.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$397,856	$475,608	$453,842	$369,955	$426,698	$469,628
Ratio to average net assets of: (5)
Expenses, net of reimbursements and credits (6)	0.05%	0.04%	0.08%	0.16%	0.16%	0.27%
Expenses, before reimbursements and credits (6)	0.38%	0.41%	0.50%	0.51%	0.49%	0.57%
Net investment income (loss), net of reimbursements and credits (6)	0.01%	0.01%	0.01%	0.00%	0.01%	0.00%
Net investment loss, before reimbursements and credits (6)	(0.32)%	(0.36)%	(0.41)%	(0.35)%	(0.32)%	(0.30)%

(1)	Per share amounts from net investment income were less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The impact on Net Assets due to any custody credits is less than 0.001%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014	FISCAL YEAR ENDED MARCH 31, 2013	FISCAL YEAR ENDED MARCH 31, 2012	FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1)	–	–	–	–	–	–
Net realized and unrealized gains (losses) (2)	–	–	–	–	–	–
Net increase from payment by affiliate	– (3)	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income (4)	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (5)	0.01%	0.01%	0.01%	0.01%	0.02%	0.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$8,471,198	$8,844,593	$7,979,006	$8,576,752	$7,276,346	$7,419,896
Ratio to average net assets of: (6)
Expenses, net of reimbursements and credits (7)	0.22%	0.17%	0.18%	0.24%	0.18%	0.30%
Expenses, before reimbursements and credits (7)	0.36%	0.39%	0.48%	0.48%	0.48%	0.55%
Net investment income, net of reimbursements and credits (7)	0.01%	0.01%	0.01%	0.01%	0.02%	0.02%
Net investment loss, before reimbursements and credits (7)	(0.13)%	(0.21)%	(0.29)%	(0.23)%	(0.28)%	(0.23)%

(1)	Per share amounts from net investment income were less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amount from net increase from payment by affiliate was less than $0.01 per share.
(4)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.
(5)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	The impact on Net Assets due to any custody credits is less than 0.001%.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

MUNICIPAL MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014	FISCAL YEAR ENDED MARCH 31, 2013	FISCAL YEAR ENDED MARCH 31, 2012	FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1)	–	–	–	–	–	–
Net realized and unrealized gains (losses) (2)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income (3)	–	–	–	–	–	–
From net realized gains	– (4)	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (5)	0.01%	0.02%	0.02%	0.01%	0.01%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$5,357,320	$6,273,372	$6,427,560	$6,657,305	$7,015,764	$6,688,741
Ratio to average net assets of: (6)
Expenses, net of reimbursements and credits (7)	0.08%	0.07%	0.10%	0.17%	0.16%	0.29%
Expenses, before reimbursements and credits (7)	0.36%	0.39%	0.48%	0.48%	0.48%	0.54%
Net investment income, net of reimbursements and credits (7)	0.01%	0.01%	0.01%	0.01%	0.02%	0.03%
Net investment loss, before reimbursements and credits (7)	(0.27)%	(0.31)%	(0.37)%	(0.30)%	(0.30)%	(0.22)%

(1)	Per share amounts from net investment income were less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.
(4)	Per share amount from distributions paid from net realized gains was less than $0.01 per share.
(5)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	The impact on Net Assets due to any custody credits is less than 0.001%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014	FISCAL YEAR ENDED MARCH 31, 2013	FISCAL YEAR ENDED MARCH 31, 2012	FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1)	–	–	–	–	–	–
Net realized and unrealized gains (losses) (2)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income (3)	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (4)	0.01%	0.01%	0.01%	0.01%	0.01%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,501,435	$1,763,668	$1,383,478	$1,329,392	$1,351,140	$1,626,601
Ratio to average net assets of: (5)
Expenses, net of reimbursements and credits (6)	0.12%	0.09%	0.10%	0.17%	0.12%	0.23%
Expenses, before reimbursements and credits (6)	0.37%	0.40%	0.48%	0.48%	0.49%	0.54%
Net investment income, net of reimbursements and credits (6)	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Net investment loss, before reimbursements and credits (6)	(0.24)%	(0.30)%	(0.37)%	(0.30)%	(0.36)%	(0.30)%

(1)	Per share amounts from net investment income were less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The impact on Net Assets due to any custody credits is less than 0.001%.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

U.S. GOVERNMENT SELECT MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014	FISCAL YEAR ENDED MARCH 31, 2013	FISCAL YEAR ENDED MARCH 31, 2012	FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (1)	–	–	–	–	–	–
Net realized and unrealized gains (losses) (2)	–	–	–	–	–	–
Total from Investment Operations	–	–	–	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income (3)	–	–	–	–	–	–
Total Distributions Paid	–	–	–	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (4)	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,639,834	$3,359,681	$3,727,033	$3,537,631	$3,436,678	$3,122,906
Ratio to average net assets of: (5)
Expenses, net of reimbursements and credits (6)	0.12%	0.09%	0.10%	0.15%	0.09%	0.20%
Expenses, before reimbursements and credits (6)	0.36%	0.39%	0.48%	0.48%	0.48%	0.55%
Net investment income, net of reimbursements and credits (6)	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Net investment loss, before reimbursements and credits (6)	(0.23)%	(0.29)%	(0.37)%	(0.32)%	(0.38)%	(0.34)%

(1)	Per share amounts from net investment income were less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	The impact on Net Assets due to any custody credits is less than 0.001%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.3%

California – 98.3%

Alameda County IDA Revenue VRDB, Convergent Laser Tech, (Wells Fargo Bank N.A. LOC), 0.02%, 10/8/15	$4,040	$4,040

Alameda Public Financing Authority VRDB, Series A, Alameda Point Improvement Project, (MUFG Union Bank N.A. LOC), 0.02%, 10/8/15	200	200

California Educational Facilities Authority Adjustable Revenue Refunding Bonds, Stanford University, Series L-3, 0.01%, 10/8/15	200	200

California Educational Facilities Authority Adjustable Revenue Refunding Bonds, Stanford University, Series L-4, 0.01%, 10/8/15	2,390	2,390

California Health Facilities Financing Authority Revenue VRDB, Adventist Health System, West, Series B, (U.S. Bank N.A. LOC), 0.01%, 10/1/15	9,150	9,150

California Health Facilities Financing Authority Revenue VRDB, Catholic Healthcare, Series H, (Wells Fargo Bank N.A. LOC), 0.01%, 10/8/15	6,400	6,400

California Infrastructure & Economic Development Bank Revenue Refunding VRDB, Los Angeles Museum, Series A, (Wells Fargo Bank N.A. LOC), 0.01%, 10/1/15	14,445	14,445

California Infrastructure & Economic Development Bank Revenue VRDB, Pinewood School Project, (Comerica Bank LOC), 0.03%, 10/8/15	8,630	8,630

California Municipal Finance Authority Revenue VRDB, Westmont College, Series A, (Comerica Bank LOC), 0.05%, 10/8/15	11,950	11,950

California Pollution Control Financing Authority Adjustable Revenue Refunding Bonds, PCR Daily Paper, Pacific Gas & Electric, Series C, (JPMorgan Chase Bank N.A. LOC), 0.01%, 10/1/15	12,000	12,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.3% – continued

California – 98.3% – continued

California Pollution Control Financing Authority Revenue Refunding Bonds, Pacific Gas & Electric, Series F, (JPMorgan Chase Bank N.A. LOC), 0.01%, 10/1/15	$3,100	$3,100

California Pollution Control Financing Authority Solid Waste Disposal Revenue VRDB, Mission Trail Waste, (Comerica Bank LOC), 0.06%, 10/8/15	2,440	2,440

California State Educational Facilities Authority Adjustable Revenue Refunding Bonds, Series L-5, Stanford University, 0.01%, 10/8/15	100	100

California State Educational Facilities Authority Adjustable Revenue Refunding Bonds, Series L-6, Stanford University, 0.01%, 10/8/15	300	300

California State G.O. Unlimited Revenue VRDB, Series A4, Kindergarten Project, (Citibank N.A. LOC), 0.01%, 10/1/15	4,500	4,500

California Statewide Communities Development Authority Gas Supply Revenue VRDB, 0.02%, 10/8/15	8,000	8,000

California Statewide Communities Development Authority MFH Revenue VRDB, Pine View Apartments, Series A, (Citibank N.A. LOC), 0.04%, 10/8/15	1,100	1,100

California Statewide Communities Development Authority MFH Revenue VRDB, South Shore Apartments, Series M, (FHLB of San Francisco LOC), 0.02%, 10/8/15	4,290	4,290

California Statewide Communities Development Authority Multifamily Revenue VRDB, Varenna Assisted Living, (FHLB of San Francisco LOC), 0.02%, 10/8/15	7,785	7,785

California Statewide Communities Development Authority Revenue Bonds, Kaiser Permanente, Series B, (Kaiser Permanente Gtd.), 0.01%, 10/8/15	5,000	5,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.3% – continued

California – 98.3% – continued

California Statewide Communities Development Authority Revenue VRDB, Community Hospital of Monterey, (Wells Fargo Bank N.A. LOC), 0.01%, 10/8/15	$11,000	$11,000

California Statewide Communities Development Authority Revenue VRDB, Development at Robert Louis Stevenson, (U.S. Bank N.A. LOC), 0.01%, 10/8/15	6,700	6,700

Castaic Lake Water Agency California Revenue COPS VRDB, 1994 Refunding Project, (Wells Fargo Bank N.A. LOC), 0.01%, 10/8/15	3,400	3,400

City & County of San Francisco California MFH Revenue Refunding VRDB, Post Street Towers, Series A, (FHLMC LOC), 0.02%, 10/8/15	600	600

City & County of San Francisco Public Utilities Common Wastewater Municipal Interest Bearing CP, (Bank of America N.A. LOC), 0.04%, 12/9/15	6,300	6,300

City & County of San Francisco Public Utilities Common Wastewater Municipal Interest Bearing CP, (Wells Fargo Bank N.A. LOC), 0.04%, 12/9/15	7,500	7,500

City of Fresno California MFH Revenue Refunding VRDB, Heron Pointe Apartments, Series A, (FNMA LOC), 0.02%, 10/8/15	5,740	5,740

City of Los Angeles G.O. Unlimited TRANS, 2.00%, 6/30/16	4,000	4,050

City of Manhattan Beach California COPS Refunding VRDB, (MUFG Union Bank N.A. LOC), 0.03%, 10/8/15	2,045	2,045

City of Oceanside California MFH Revenue VRDB, Shadow Way, Non AMT, (FHLMC LOC), 0.02%, 10/8/15	700	700

City of Riverside Water Variable Revenue Refunding Bonds, Series A, 0.06%, 3/1/16	3,200	3,200

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.3% – continued

California – 98.3% – continued

City of Salinas California Economic Development Revenue VRDB, Monterey County Public Building, Series A, (Bank of New York Mellon LOC), 0.05%, 10/8/15	$1,585	$1,585

Corona California MFH Revenue Refunding VRDB, Country Hills Project, (FHLMC LOC), 0.02%, 10/8/15	4,600	4,600

County of Los Angeles TRANS, 5.00%, 6/30/16	4,000	4,140

County of Riverside G.O. Limited TRANS, 2.00%, 6/30/16	4,000	4,051

County of Riverside Teeter Obligation Revenue Notes, Series D, 1.50%, 10/14/15	4,000	4,002
2.00%, 10/14/15 (1)	3,800	3,864

County of San Bernardino G.O. Unlimited TRANS, Series A, 2.00%, 6/30/16	4,000	4,051

Golden Empire Schools Financing Authority Lease Revenue Refunding Notes, Kern High School District Projects, 0.22%, 5/1/16	4,000	4,000

Irvine Ranch Water District VRDB, Special Assessment, Districts Numbers 140-240-105-250, (U.S. Bank N.A. LOC), 0.01%, 10/1/15	800	800

Irvine Unified School District Special Tax Adjustable Bonds, Community Facilities District 09, (Sumitomo Mitsui Banking Corp. LOC), 0.01%, 10/7/15 (1)	5,000	5,000

Livermore Refunding VRDB, 2008 Government COPS, (U.S. Bank N.A. LOC), 0.01%, 10/8/15	7,530	7,530

Los Angeles Department of Water & Power Waterworks Revenue VRDB, Subseries B-2, 0.01%, 10/1/15	11,000	11,000

Metropolitan Water District of Southern California Revenue Refunding Special VRDB, Series A-2, 0.01%, 10/8/15	2,000	2,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.3% – continued

California – 98.3% – continued

Metropolitan Water District of Southern California Revenue Refunding VRDB, Series D, 0.01%, 10/8/15	$4,500	$4,500

Mission Viejo Community Development Financing Authority Revenue VRDB, Mall Improvement Project, Series A, (MUFG Union Bank N.A. LOC), 0.01%, 10/8/15	7,800	7,800

Monterey Peninsula Unified School District G.O. Unlimited BANS, 2.50%, 11/1/15	1,500	1,503

Nuveen California Dividend Advantage Municipal Fund Tax-Exempt Preferred Floating VRDP, Series 5, 0.09%, 10/8/15 (2)	5,000	5,000

Orange County California Apartment Development Adjustable Revenue Refunding Bonds, Larkspur Canyon Apartments, Series A, (FNMA LOC), 0.02%, 10/8/15	7,435	7,435

Orange County Housing Authority Apartment Development Revenue Refunding VRDB, Oasis Martinique, Class I, (FNMA LOC), 0.03%, 10/8/15	4,900	4,900

Riverside County MFH Authority Revenue Refunding VRDB, Tyler Springs Apartments, Series C, (FNMA LOC), 0.02%, 10/8/15	7,400	7,400

Sacramento County California Housing Authority MFH Revenue Refunding VRDB, Series A, Bent Tree Apartments, (FNMA LOC), 0.02%, 10/8/15	6,265	6,265

Sacramento County MFH Authority Revenue Refunding VRDB, Ashford, Series D, (FNMA LOC), 0.02%, 10/8/15	5,400	5,400

Sacramento Transportation Authority Measure A Sales Tax Revenue Refunding VRDB, Series 2015-A, 0.01%, 10/8/15	6,000	6,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.3% – continued

California – 98.3% – continued

San Bernardino County California Multifamily Revenue Refunding VRDB, Housing Mortgage Mountain View, (FNMA LOC), 0.03%, 10/8/15	$7,260	$7,260

San Diego Unified School District G.O. Limited TRANS, Series A, 2.00%, 6/30/16	3,550	3,596

San Francisco City & County Airports Community International Airport Revenue Refunding VRDB, Second Series 37C, (MUFG Union Bank N.A. LOC), 0.01%, 10/8/15	595	595

San Francisco City & County Finance Corp. Adjustable Revenue Refunding Bonds, Series 2008-1, Moscone Center, (State Street Bank & Trust Co. LOC), 0.01%, 10/8/15	10,735	10,735

State of California Adjustable G.O. Unlimited Bonds, Series A-1, Kindergarten, (Citibank N.A. LOC), 0.01%, 10/1/15	3,300	3,300

State of California Adjustable G.O. Unlimited Bonds, Series B-1, Kindergarten, (Citibank N.A. LOC), 0.01%, 10/1/15	6,900	6,900

State of California G.O. Unlimited VRDB, Series A5, Kindergarden Project, (Citibank N.A. LOC), 0.01%, 10/1/15	10,000	10,000

State of California G.O. Unlimited VRDB, Series B, Subseries B-2, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.01%, 10/8/15	8,350	8,350

State of California G.O. Unlimited VRDB, Subseries B-7, (JPMorgan Chase Bank N.A. LOC), 0.01%, 10/1/15	8,500	8,500

State of California G.O., Series A-3, (Bank of Montreal LOC), 0.01%, 10/1/15	15,000	15,000

State of California Municipal Interest Bearing CP, (Wells Fargo & Co. LOC), 0.04%, 11/18/15	10,000	10,000
0.06%, 11/30/15	3,100	3,100
0.04%, 12/1/15	6,750	6,750

See Notes to the Financial Statements.

MONEY MARKET FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 98.3% – continued

California – 98.3% – continued

Sunnyvale COPS Refunding VRDB, Government Center Site, Series A, (MUFG Union Bank N.A. LOC), 0.01%, 10/8/15	$12,795	$12,795

Tahoe Forest California Hospital District Revenue VRDB, Health Facility, (U.S. Bank N.A. LOC), 0.01%, 10/1/15	2,445	2,445

University of California Municipal CP, 0.02%, 10/8/15	5,200	5,200

Western Municipal Water District Facilities Authority Revenue Refunding Bonds, Series A, (MUFG Union Bank N.A. LOC), 0.01%, 10/8/15	6,300	6,300
		390,907
Total Municipal Investments
(Cost $390,907)		390,907

Total Investments – 98.3%
(Cost $390,907) (3)		390,907

Other Assets less Liabilities – 1.7%		6,949
NET ASSETS – 100.0%		$397,856

(1)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	The cost for federal income tax purposes was approximately $390,907,000.

Percentages shown are based on Net Assets.

At September 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Air, Transportation, Water Services and Solid Waste Management	8.0%
Educational Services	16.9
Executive, Legislative & General Government	13.8
General Medical and Surgical Hospitals, Specialty Hospitals, Nursing and Personal Care	5.9
Miscellaneous Revenues	10.5
Urban and Community Development, Housing Programs and Social Services	24.2
All other sectors less than 5%	20.7

Total	100.0%

At September 30, 2015, the maturity analysis for the Fund were:

MATURITY ANALYSIS	% OF TOTAL INVESTMENTS
Overnight	30.1%
2 – 15 Days	61.1
16 – 30 Days	2.0
31 – 60 Days	1.1
61 – 97 Days	0.4
271 – 366 Days	5.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MUNICIPAL MONEY MARKET FUND continued	SEPTEMBER 30, 2015 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of September 30, 2015:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by California Municipal Money Market Fund (1)(2)	$–	$390,907	$–	$390,907

(1)	Classifications as defined in the Schedule of Investments.
(2)	Investments held by the Fund are valued at amortized cost and therefore are classified as Level 2. NTI categorizes an investment in the Fund as Level 1, due to quoted market prices being available in active markets.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND	SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ABS COMMERCIAL PAPER – 3.4%

ABS Other – 3.4%

Collateralized Commercial Paper II Co., 0.32%, 10/1/15 (1)	$54,000	$54,000
0.40%, 10/28/15 (1)(2)	40,000	40,000
0.35%, 11/9/15	47,500	47,500

Gotham Funding, 0.22%, 10/1/15 (1)	5,000	5,000

Kells Funding LLC, 0.30%, 10/6/15 (1)	36,000	36,000
0.23%, 10/13/15	50,000	49,996
0.40%, 1/8/16 (1)	40,000	39,956

Victory Receivables Corp., 0.22%, 10/1/15	14,000	14,000
		286,452
Total ABS Commercial Paper
(Cost $286,452)		286,452

ASSET-BACKED SECURITIES – 0.1%

ABS Other – 0.1%

Dell Equipment Finance Trust, Series 2015-1, Class A1, 0.42%, 11/20/15 (1)	6,321	6,321

Volvo Financial Equipment LLC, Series 2015 1A, Class A1, 0.35%, 11/11/15 (1)	1,239	1,239
		7,560

Car Loan – 0.0%

Honda Auto Receivables Owner Trust, Series 2015-1, Class A1, 0.24%, 10/15/15	1,841	1,841
Total Asset-Backed Securities
(Cost $9,401)		9,401

CERTIFICATES OF DEPOSIT – 27.3%

Banking – 27.3%

Australia and New Zealand Banking, 0.31%, 11/18/15	39,000	39,000
0.36%, 12/14/15	80,000	80,000

Bank of America N.A., 0.39%, 10/5/15, FRCD (2)	50,000	50,000

Bank of Montreal, Chicago Branch, 0.29%, 10/5/15, FRCD (2)	60,000	60,000
0.28%, 10/13/15, FRCD (2)	65,000	65,000
0.31%, 10/14/15, FRCD (2)	32,000	32,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 27.3% – continued

Banking – 27.3% – continued
0.25%, 10/20/15	$40,000	$40,000
0.34%, 11/16/15, FRCD (2)	20,000	20,000
0.36%, 12/7/15, FRCD (2)	56,000	56,000

Bank of Nova Scotia, Houston Branch, 0.42%, 10/2/15, FRCD	14,000	14,000
0.41%, 11/2/15, FRCD (2)	35,000	35,000

Bank of Nova Scotia, Houston, 0.33%, 10/1/15, FRCD (2)	95,000	95,000
0.29%, 10/9/15, FRCD (2)	15,000	15,000
0.32%, 10/19/15	60,000	60,000
0.38%, 12/11/15, FRCD (2)	45,000	45,000

Bank of Tokyo-Mitsubishi UFJ Ltd., 0.39%, 12/9/15, FRCD	60,000	60,000

BMO Harris Bank N.A., 0.32%, 10/26/15, FRCD	40,000	40,000

BNP Paribas S.A., New York Branch, 0.27%, 10/16/15	60,000	60,000

Credit Industriel et Commercial, New York, 0.32%, 12/21/15	40,000	40,000

Credit Suisse A.G., New York Branch, 0.30%, 10/23/15	28,300	28,300
0.30%, 11/9/15	23,000	23,000

DNB Nor Bank ASA, New York Branch, 0.30%, 10/9/15, FRCD	45,000	45,000

HSBC Bank USA N.A., 0.32%, 10/26/15, FRCD	62,000	62,000

JPMorgan Chase Bank N.A., 0.34%, 10/23/15, FRCD	42,000	42,000

Lloyds Bank PLC, New York Branch, 0.29%, 11/5/15	42,000	42,000

Mitsubishi UFJ Trust & Banking Corp., 0.31%, 10/6/15	20,000	20,000
0.20%, 10/27/15	63,000	63,000
0.30%, 11/2/15	27,000	27,000

Mizuho Bank Ltd., New York Branch, 0.29%, 10/19/15	40,000	40,000
0.32%, 11/16/15	25,000	25,000

Oversea-Chinese Banking Corp. Ltd., 0.27%, 10/9/15, FRCD (2)	45,000	45,000

Rabobank Nederland, London Branch, 0.30%, 10/13/15, FRCD (2)	60,000	60,000
0.26%, 10/22/15, FRCD	45,000	45,000

Rabobank Nederland, New York Branch, 0.36%, 10/26/15, FRCD (2)	25,000	25,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 27.3% – continued

Banking – 27.3% – continued
0.33%, 10/29/15, FRCD	$30,000	$30,001
0.36%, 12/7/15	40,000	40,000

Royal Bank of Canada, New York, 0.29%, 10/13/15, FRCD (2)	50,000	50,000
0.34%, 11/4/15, FRCD (2)	30,000	30,000
0.37%, 12/18/15, FRCD (2)	45,000	45,000

Shizuoka Bank, New York Branch, 0.25%, 10/1/15	40,000	40,000
0.25%, 10/8/15	16,000	16,000
0.25%, 10/9/15	16,000	16,000

Skandinaviska Enskilda Banken AB, New York, 0.31%, 10/13/15, FRCD (2)	60,000	60,000

State Street Bank & Trust Co., 0.33%, 10/5/15, FRCD	33,000	33,000

State Street Bank and Trust Co. N.A., 0.29%, 10/15/15, FRCD (2)	40,000	40,000

Sumitomo Mitsui Banking Corp., New York, 0.30%, 11/12/15	40,000	40,000

Sumitomo Mitsui Trust Bank Ltd., 0.36%, 12/14/15	46,000	46,000

Toronto Dominion Bank, New York Branch, 0.32%, 12/3/15	77,000	77,000
0.53%, 2/24/16	30,000	30,000

Toronto Dominion Bank, New York, 0.35%, 11/12/15, FRCD (2)	40,000	40,000

Wells Fargo Bank N.A., 0.28%, 10/8/15, FRCD (2)	30,000	30,000
0.33%, 10/20/15, FRCD (2)	24,000	24,000
0.48%, 10/22/15, FRCD (2)	32,000	32,000
0.36%, 11/12/15, FRCD (2)	40,000	40,000
0.35%, 11/18/15, FRCD	5,000	5,000
0.38%, 11/25/15, FRCD (2)	48,000	48,000
		2,310,301
Total Certificates of Deposit
(Cost $2,310,301)		2,310,301

COMMERCIAL PAPER – 7.8%

Automotive – 0.4%

Toyota Motor Credit Corp., 0.32%, 11/18/15	15,000	14,994
0.32%, 11/19/15	15,000	14,993
0.32%, 11/20/15	2,000	1,999
		31,986

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 7.8% – continued

Banking – 3.9%

Australia and New Zealand Banking Group, 0.43%, 10/19/15 (1)(2)	$39,000	$39,010
0.35%, 11/20/15 (1)	58,000	58,000

HSBC Bank PLC, 0.29%, 10/13/15 (1)	70,000	70,000

ING US Funding LLC, 0.32%, 10/6/15	43,000	42,998
0.34%, 12/2/15	40,000	39,977

Oversea-Chinese Banking Corp. Ltd., 0.35%, 12/14/15	40,000	40,000

Sumitomo Mitsui Banking Corp., 0.32%, 12/22/15	39,000	38,972
		328,957

Brokerage – 0.3%

JPMorgan Securities LLC, 0.40%, 12/8/15	25,000	25,000

Finance Companies – 0.7%

General Electric Capital Corp., 0.27%, 10/13/15 (2)	60,000	60,000

Foreign Agencies – 1.5%

Bank Nederlandse Gemeenten, 0.29%, 11/12/15	56,000	55,981

KFW, 0.28%, 12/22/15 (1)	24,000	23,985

Nederlandse Waterschapsbank N.V., 0.38%, 1/4/16 (1)	49,000	48,952
		128,918

Supranational – 1.0%

European Investment Bank, 0.20%, 10/5/15	35,000	34,999
0.20%, 10/6/15	49,000	48,999
		83,998
Total Commercial Paper
(Cost $658,859)		658,859

CORPORATE NOTES/BONDS – 3.9%

Automotive – 0.9%

American Honda Finance Corp., 0.28%, 10/7/15, FRN	76,000	76,000

Banking – 1.4%

Bank of Nova Scotia, 1.65%, 10/29/15 (1)	12,622	12,634

See Notes to the Financial Statements.

MONEY MARKET FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE NOTES/BONDS – 3.9% – continued

Banking – 1.4% – continued
2.90%, 3/29/16	$2,000	$2,023

BNP Paribas S.A., 0.62%, 11/9/15, FRN (2)	30,000	30,007

Canadian Imperial Bank of Commerce, 2.35%, 12/11/15	10,000	10,035

Commonwealth Bank of Australia, 0.53%, 12/3/15, FRN (1)(2)	35,000	35,034

PNC Bank N.A., 0.80%, 1/28/16	10,000	10,008

Westpac Banking Corp., 3.00%, 12/9/15	17,000	17,079
		116,820

Finance Companies – 0.0%

General Electric Capital Corp., 1.00%, 12/11/15	2,000	2,002

Foreign Agencies – 1.0%

Export Development Canada, 0.20%, 10/1/15, FRN (1)(2)	31,000	31,000
0.23%, 10/1/15, FRN (1)(2)	23,000	23,000
0.17%, 10/20/15, FRN (2)	29,000	28,993
		82,993

Retailers – 0.3%

Wal-Mart Stores, 5.31%, 6/1/16, FRN	22,000	22,714

Supranational – 0.3%

International Bank for Reconstruction & Development, 0.23%, 10/1/15, FRN (2)	27,000	26,998
Total Corporate Notes/Bonds
(Cost $327,527)		327,527

EURODOLLAR TIME DEPOSITS – 3.4%

Banking – 3.4%

Credit Agricole S.A., London, 0.09%, 10/1/15	90,000	90,000

Svenska Handelsbanken AB, Cayman Islands, 0.04%, 10/1/15	200,000	200,000
		290,000
Total Eurodollar Time Deposits
(Cost $290,000)		290,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MEDIUM TERM NOTES – 0.4%

Banking – 0.2%

Royal Bank of Canada, 0.80%, 10/30/15	$15,700	$15,705

Finance Companies – 0.2%

General Electric Capital Corp., 1.00%, 1/8/16	17,818	17,844
Total Medium Term Notes
(Cost $33,549)		33,549

MUNICIPAL INVESTMENTS – 4.3%

California – 0.0%

California Statewide Communities Development Authority Revenue VRDB, Series C-T, Oakmont Stockton Project, (FHLB of San Francisco LOC), 0.28%, 10/8/15	495	495

Idaho – 0.0%

Glacier 600 LLC, (U.S. Bank N.A. LOC), 0.10%, 10/8/15	2,975	2,975

Maryland – 0.3%

Maryland State Community Development Administration Department of Housing & Community Development Taxable Revenue VRDB, Series E, (FHLMC Insured), 0.15%, 10/8/15	21,795	21,795

Michigan – 1.5%

Michigan Finance Authority Taxable Revenue VRDB, School Loan Revolving Fund, (Bank of America N.A. LOC), 0.13%, 10/8/15	99,000	99,000

Michigan State Finance Authority School Loan Revolving Fund Adjustable TRB, (JPMorgan Chase Bank N.A. LOC), 0.12%, 10/8/15	25,000	25,000
		124,000

New Jersey – 1.6%

RBC Municipal Products, Inc. Trust G.O. Unlimited Taxable Floater Certificates Bonds, Series E-60, (Royal Bank of Canada LOC), 0.19%, 10/8/15 (1)	140,000	140,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 4.3% – continued

New York – 0.5%

RBC Municipal Products, Inc. Trust Taxable Floater Notes, Series E-51, (Royal Bank of Canada LOC), 0.29%, 10/8/15 (1)	$17,270	$17,270

Saratoga County IDA Taxable Revenue VRDB, (JPMorgan Chase Bank N.A. LOC), 0.15%, 10/8/15	25,360	25,360
		42,630

Pennsylvania – 0.4%

Montgomery County Redevelopment Authority MFH Adjustable TRB, Series A-T1, Brookside Manor Project, (FNMA LOC), 0.26%, 10/8/15	2,060	2,060

Montgomery County Redevelopment Authority MFH Adjustable TRB, Series A-T1, Forge Gate Apartments Project, (FNMA LOC), 0.26%, 10/8/15	900	900

Montgomery County Redevelopment Authority MFH TRB, Series A-T1, Kingswood Apartments Project, (FNMA LOC), 0.26%, 10/8/15	3,970	3,970

RBC Municipal Products, Inc. Trust Taxable Floater Notes, Series E-52, (Royal Bank of Canada LOC), 0.29%, 10/8/15 (1)	26,590	26,590
		33,520

Washington – 0.0%

Washington State Housing Finance Commission MFH Taxable Revenue VRDB, Series B, Highlander Apartments Project, (FHLMC LOC), 0.26%, 10/8/15	1,350	1,350
Total Municipal Investments
(Cost $366,765)		366,765

U.S. GOVERNMENT AGENCIES – 13.0% (3)

Federal Farm Credit Bank – 3.2%

FFCB FRN, 0.20%, 10/2/15 (2)	40,000	39,994
0.19%, 10/10/15 (2)	60,000	59,996
0.18%, 10/15/15 (2)	25,000	24,999

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 13.0% (3) – continued

Federal Farm Credit Bank – 3.2% – continued
0.19%, 10/19/15 (2)	$25,000	$24,999
0.18%, 10/20/15 (2)	28,000	27,998
0.22%, 10/20/15 (2)	20,000	20,003
0.19%, 10/21/15 (2)	25,000	25,000
0.19%, 10/22/15 (2)	22,000	21,997
0.20%, 10/30/15 (2)	28,000	28,006
		272,992

Federal Home Loan Bank – 8.6%

FHLB Bonds, 0.23%, 2/24/16	15,000	14,999
0.26%, 3/7/16	41,800	41,797
0.25%, 4/14/16	142,320	142,274

FHLB Discount Notes, 0.19%, 2/3/16	16,000	15,989
0.12%, 2/23/16	63,000	62,990
0.35%, 5/23/16	30,000	29,933
0.31%, 6/3/16	15,000	14,968

FHLB FRN, 0.16%, 10/4/15 (2)	39,000	39,000
0.19%, 10/11/15 (2)	43,000	42,999
0.15%, 10/14/15 (2)	50,000	50,000
0.16%, 10/19/15 (2)	50,000	50,000
0.17%, 10/20/15 (2)	62,000	61,999
0.14%, 10/22/15 (2)	48,000	48,000
0.15%, 10/25/15 (2)	25,000	25,000
0.16%, 10/26/15 (2)	30,000	30,000
0.18%, 11/13/15 (2)	35,000	34,993
0.22%, 12/23/15 (2)	25,000	25,000
		729,941

Federal Home Loan Mortgage Corporation – 0.5%

FHLMC FRN, 0.20%, 10/16/15 (2)	40,000	40,000

Federal National Mortgage Association – 0.7%

FNMA FRN, 0.21%, 10/21/15	38,000	38,001
0.21%, 10/26/15 (2)	20,000	19,997
		57,998
Total U.S. Government Agencies
(Cost $1,100,931)		1,100,931

See Notes to the Financial Statements.

MONEY MARKET FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 3.4%

U.S. Treasury Bills – 1.6%
0.11%, 1/21/16	$31,830	$31,819
0.15%, 1/28/16	47,000	46,977
0.33%, 7/21/16	23,000	22,939
0.34%, 7/21/16	35,000	34,903
		136,638

U.S. Treasury Floating Rate Notes – 1.8%
0.07%, 10/1/15 (2)	96,000	96,001
0.09%, 10/1/15 (2)	57,000	56,954
		152,955
Total U.S. Government Obligations
(Cost $289,593)		289,593

Investments, at Amortized Cost
($5,673,378)		5,673,378

REPURCHASE AGREEMENTS – 32.7%

Joint Repurchase Agreements – 0.6% (4)

Bank of America Securities LLC, dated 9/30/15, repurchase price $25,000 0.10%, 10/7/15	25,000	25,000

Societe Generale, New York Branch, dated 9/30/15, repurchase price $25,001 0.15%, 10/7/15	25,000	25,000
		50,000

Repurchase Agreements – 32.1% (5)

Federal Reserve Bank of New York, dated 9/24/15, repurchase price $400,005 0.07%, 10/1/15	400,000	400,000

Federal Reserve Bank of New York, dated 9/30/15, repurchase price $1,000,003 0.07%, 10/2/15	1,000,000	1,000,000

Federal Reserve Bank of New York, dated 9/30/15, repurchase price $950,001 0.05%, 10/1/15	950,000	950,000

Goldman Sachs & Co., dated 9/30/15, repurchase price $55,023 0.43%, 1/3/16	55,000	55,000

HSBC Securities (USA), Inc., dated 9/30/15, repurchase price $40,011 0.25%, 1/3/16	40,000	40,000

JPMorgan Clearing Corp., dated 7/27/15, repurchase price $40,048 0.47%, 10/26/15	40,000	40,000

JPMorgan Securities LLC, dated 9/30/15, repurchase price $100,044 0.45%, 12/30/15	100,000	100,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 32.7% – continued

Repurchase Agreements – 32.1% (5) – continued

Scotia Capital USA, Inc., dated 9/30/15, repurchase price $90,001 0.20%, 10/1/15	$90,000	$90,000

Societe Generale S.A., dated 9/30/15, repurchase price $45,000 0.18%, 10/1/15	45,000	45,000
		2,720,000
Total Repurchase Agreements
(Cost $2,770,000)		2,770,000

Total Investments – 99.7%
(Cost $8,443,378) (6)		8,443,378

Other Assets less Liabilities – 0.3%		27,820
NET ASSETS – 100.0%		$8,471,198

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$50,515	2.38% – 3.75%	1/15/25 – 8/15/44

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
Corporate Bonds	$397,994	0.00% – 9.25%	9/30/15 – 8/21/54
U.S. Treasury Bonds	$398,105	6.13%	8/15/29
U.S. Treasury Notes	$1,951,903	1.75% – 2.75%	6/30/18 – 8/15/23
Total	$2,748,002

(6)	The cost for federal income tax purposes was approximately $8,443,378,000.

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued	SEPTEMBER 30, 2015 (UNAUDITED)

At September 30, 2015, the maturity analysis for the Fund as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight	29.7%
2 – 15 Days	28.2
16 – 30 Days	13.2
31 – 60 Days	11.5
61 – 97 Days	9.2
98 – 180 Days	4.9
181 – 270 Days	2.2
271 – 366 Days	1.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of September 30, 2015:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Money Market Fund (1)	$–	$8,443,378	$–	$8,443,378

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015 there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND	SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3%

Alabama – 2.5%

Birmingham Water Works & Sewer Board Revenue Bonds, Series A, (U.S. Treasury Escrowed), 5.00%, 1/1/16	$200	$202

Chatom Alabama IDB Gulf Opportunity Zone VRDB, Powersouth Energy Cooperative, (Natural Rural Utilities Cooperative Finance Corp. LOC), 0.18%, 10/8/15	20,000	20,000

Dothan Alabama Downtown Redevelopment Authority Revenue VRDB, Northside Mall Project, (Wells Fargo Bank N.A. LOC), 0.04%, 10/8/15	12,000	12,000

Mobile IDB of the City of Alabama Pollution Control Adjustable Revenue Bonds, Series C, Power Company Barry, 0.07%, 10/8/15	11,500	11,500

Mobile IDB Pollution Control VRDB, Alabama Power Co.-Barry Plant, 0.32%, 10/1/15	20,000	20,000

Taylor-Ryan Improvement District No. 2 VRDB, Special Assessment, Improvement, (Wells Fargo Bank N.A. LOC), 0.04%, 10/8/15	10,300	10,300

Tuscaloosa County IDA Gulf Opportunity Zone Revenue VRDB, Series A, Hunt Refining Project, (Sumitomo Mitsui Banking Corp. LOC), 0.02%, 10/8/15	48,500	48,500

Washington County Alabama IDA Revenue VRDB, Bay Gas Storage Co. Ltd. Project, (UBS A.G. LOC), 0.02%, 10/8/15	9,165	9,165
		131,667

Alaska – 0.6%

Alaska Housing Finance Corp. Revenue VRDB, State Capital Project, Series C, 0.01%, 10/8/15	21,090	21,090

City of Valdez Terminal Revenue Refunding Bonds, Series A, BP Pipelines, Inc. Project, (BP PLC Gtd.), 5.00%, 1/1/16	11,075	11,200
		32,290

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

Arizona – 0.6%

Arizona State Health Facilities Authority Revenue VRDB, Series G, Banner Health Project, (Wells Fargo Bank N.A. LOC), 0.01%, 10/8/15	$18,820	$18,820

Phoenix Arizona IDA MFH Revenue Refunding VRDB, Southwest Village Apartments Project, (FNMA LOC), 0.03%, 10/8/15	8,900	8,900

Pima County Arizona IDA MFH Revenue Refunding VRDB, Eastside Place Apartments Project, (FNMA LOC), 0.02%, 10/8/15	6,165	6,165
		33,885

California – 8.3%

California Health Facilities Financing Authority Revenue VRDB, Catholic Healthcare, Series H, (Wells Fargo Bank N.A. LOC), 0.01%, 10/8/15	2,000	2,000

California Infrastructure & Economic Development Bank Refunding Revenue VRDB, Series C, Pacific Gas & Electric, (Sumitomo Mitsui Banking Corp. LOC), 0.01%, 10/1/15	8,150	8,150

California Infrastructure & Economic Development Bank Revenue VRDB, Pinewood School Project, (Comerica Bank LOC), 0.03%, 10/8/15	2,940	2,940

California State G.O. Unlimited Revenue VRDB, Series A4, Kindergarten Project, (Citibank N.A. LOC), 0.01%, 10/1/15	1,100	1,100

California State G.O. Unlimited, Series C-4, (U.S. Bank N.A. LOC), 0.01%, 10/8/15	11,540	11,540

California Statewide Communities Development Authority Gas Supply Revenue VRDB, 0.02%, 10/8/15	5,500	5,500

California Statewide Communities Development Authority MFH Revenue VRDB, Encanto Homes Apartments, (FHLB of San Francisco LOC), 0.02%, 10/8/15	17,700	17,700

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

California – 8.3% – continued

California Statewide Communities Development Authority MFH Revenue VRDB, Pine View Apartments, Series A, (Citibank N.A. LOC), 0.04%, 10/8/15	$4,400	$4,400

California Statewide Communities Development Authority Multifamily Revenue VRDB, Varenna Assisted Living, (FHLB of San Francisco LOC), 0.02%, 10/8/15	3,600	3,600

City of Fresno California MFH Revenue Refunding VRDB, Heron Pointe Apartments, Series A, (FNMA LOC), 0.02%, 10/8/15	9,815	9,815

City of Los Angeles G.O. Unlimited TRANS, 2.00%, 6/30/16	47,000	47,588

City of Riverside Water Variable Revenue Refunding Bonds, Series A, 0.06%, 3/1/16	25,900	25,900

County of Los Angeles TRANS, 5.00%, 6/30/16	26,000	26,911

County of Riverside Teeter Obligation Revenue Notes, Series D, 1.50%, 10/14/15	40,000	40,019
2.00%, 10/14/15 (1)	10,240	10,413

County of San Bernardino G.O. Unlimited TRANS, Series A, 2.00%, 6/30/16	1,000	1,013

Daly City Housing Development Finance Agency Multifamily Revenue Refunding VRDB, Serramonte Del Ray, Series A, (FNMA LOC), 0.02%, 10/8/15	13,300	13,300

Golden Empire Schools Financing Authority Lease Revenue Refunding Notes, Kern High School District Projects, 0.22%, 5/1/16	20,000	20,000

Irvine Unified School District No. 09 Adjustable Special Tax Bank Bond, Community Facilities, (Sumitomo Mitsui Banking Corp. LOC), 0.01%, 10/8/15	10,000	10,000

Los Angeles County Capital Asset Leasing Corp. Municipal Interest Bearing CP, (JPMorgan Chase Bank N.A. LOC), 0.07%, 11/24/15	7,500	7,500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

California – 8.3% – continued

Los Angeles Department of Water & Power Revenue VRDB, Subseries B-1, 0.01%, 10/8/15	$13,900	$13,900

Los Angeles, California Department of Water & Power Revenue VRDB, Power Systems, Series A-8, 0.01%, 10/8/15	50,000	50,000

Metropolitan Water District of Southern California Revenue Refunding Bonds, Series A-2, 0.07%, 10/8/15	12,730	12,730

Metropolitan Water District of Southern California Revenue Refunding Special VRDB, Series A-2, 0.01%, 10/8/15	2,000	2,000

Metropolitan Water District of Southern California Revenue Refunding VRDB, Series D, 0.01%, 10/8/15	9,000	9,000

Metropolitan Water District of Southern California Special Revenue Refunding VRDB, Series A1, 0.01%, 10/8/15	11,500	11,500

Mission Viejo Community Development Financing Authority Revenue VRDB, Mall Improvement Project, Series A, (MUFG Union Bank N.A. LOC), 0.01%, 10/8/15	8,900	8,900

Orange County California Apartment Development Adjustable Revenue Refunding Bonds, Larkspur Canyon Apartments, Series A, (FNMA LOC), 0.02%, 10/8/15	200	200

San Diego Unified School District G.O. Limited TRANS, Series A, 2.00%, 6/30/16	15,000	15,193

San Francisco City & County Airports Community International Airport Revenue Refunding VRDB, Second Series 37C, (MUFG Union Bank N.A. LOC), 0.01%, 10/8/15	13,185	13,185

State of California G.O. Unlimited VRDB, Series B, Subseries B-2, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.01%, 10/8/15	10,600	10,600

State of California G.O. Unlimited VRDB, Subseries B-7, (JPMorgan Chase Bank N.A. LOC), 0.01%, 10/1/15	900	900

See Notes to the Financial Statements.

MONEY MARKET FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

California – 8.3% – continued

State of California G.O., Series A-3, (Bank of Montreal LOC), 0.01%, 10/1/15	$4,600	$4,600

State of California Municipal Interest Bearing CP, (Mizuho Bank Ltd. LOC), 0.03%, 10/20/15	17,500	17,500

Western Municipal Water District Facilities Authority Revenue Refunding Bonds, Series A, (MUFG Union Bank N.A. LOC), 0.01%, 10/8/15	3,700	3,700
		443,297

Colorado – 1.8%

Arapahoe County Colorado Multifamily Revenue Refunding VRDB, Series 2001, Rent Housing Hunters Run, (FHLMC LOC), 0.01%, 10/8/15	9,830	9,830

City of Colorado Springs Utilities System Revenue VRDB, System Improvement, Series A, 0.02%, 10/8/15	8,785	8,785

Colorado Educational & Cultural Facilities Authority Adjustable Revenue Bonds, Presentation School, (MUFG Union Bank N.A. LOC), 0.02%, 10/8/15	6,790	6,790

Colorado Educational & Cultural Facilities Authority Revenue Refunding VRDB, Nampa Christian Schools, (U.S. Bank N.A. LOC), 0.02%, 10/8/15	4,160	4,160

Colorado Health Facilities Authority Adjustable Revenue Bonds, Frasier Meadows Manor Project, (JPMorgan Chase Bank N.A. LOC), 0.02%, 10/8/15	8,230	8,230

Colorado Health Facilities Authority Revenue VRDB, Fraiser Meadows Community Project, (JPMorgan Chase Bank N.A. LOC), 0.02%, 10/8/15	6,000	6,000

Colorado Housing & Finance Authority Revenue VRDB, SFM, Series 1-A3, 0.02%, 10/8/15	7,580	7,580

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

Colorado – 1.8% – continued

Colorado State Educational & Cultural Facilities Authority Adjustable Revenue Refunding Bonds, Capital Christian Schools, (FHLB of San Francisco LOC), 0.02%, 10/8/15	$9,210	$9,210

RBC Municipal Products, Inc. Trust Revenue Bonds, Floaters, Series E-55, (Royal Bank of Canada LOC), 0.11%, 11/2/15 (2)	33,325	33,325
		93,910

Connecticut – 0.6%

Connecticut State Health & Educational Facilities Authority Adjustable Revenue Bonds, Series U, Yale University, 0.01%, 10/8/15	20,510	20,510

Connecticut State Health & Educational Facilities Authority Revenue VRDB, Lawrence & Memorial Hospital, Series H, (TD Bank N.A. LOC), 0.01%, 10/8/15	6,000	6,000

Town of Woodbridge G.O. Unlimited BANS, Lot A, 1.75%, 7/21/16	7,940	8,029
		34,539

District of Columbia – 0.5%

District of Columbia Revenue VRDB, D.C. Preparatory Academy, (Manufacturers & Traders Trust Co. LOC), 0.07%, 10/8/15	4,355	4,355

District of Columbia Water & Sewer Authority Public Utility VRDB, Sub Lien, Subseries B-2, 0.01%, 10/8/15	11,000	11,000

Metropolitan Washington DC Airports Authority System Revenue Refunding VRDB, Subseries C-2, (Sumitomo Mitsui Banking Corp. LOC), 0.02%, 10/8/15	11,000	11,000
		26,355

Florida – 3.0%

Capital Trust Agency Florida Housing Revenue VRDB, Series 2008-A, Atlantic Housing Foundation, (FNMA LOC), 0.02%, 10/8/15	12,200	12,200

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

Florida – 3.0% – continued

City of Jacksonville Capital Project Revenue VRDB, Series A, (Bank of America N.A. LOC), 0.02%, 10/8/15	$26,315	$26,315

Escambia County Florida Health Facilities Authority Revenue Refunding VRDB, Azalea Trace, Inc., Series A, (TD Bank N.A. LOC), 0.01%, 10/1/15	1,250	1,250

Florida Housing Finance Agency Revenue VRDB, (FNMA LOC), 0.02%, 10/8/15	8,500	8,500

Highlands County Health Facilities Authority Revenue Refunding VRDB, Hospital Adventist Health, Series I-2, 0.01%, 10/8/15	24,000	24,000

Highlands County Health Facilities Authority Revenue VRDB, Hospital Adventist Health System, Series A, 0.02%, 10/8/15	25,570	25,570

Jacksonville Electric Systems Revenue VRDB, Series Three-B-2, 0.01%, 10/8/15	15,500	15,500

Miami-Dade County Florida Educational Facilities Authority Revenue Bonds, (Wells Fargo & Co. Gtd.), 0.02%, 10/8/15 (2)	14,980	14,980

Orange County Florida Health Facilities Authority Revenue VRDB, Hospital Orlando Regional, (Branch Banking & Trust Co. LOC), 0.02%, 10/8/15	24,500	24,500

Orange County Florida MFH Finance Authority Revenue Refunding VRDB, Heather Glen, (FNMA LOC), 0.03%, 10/8/15	10,000	10,000
		162,815

Georgia – 2.9%

Cordele Housing Authority Adjustable Revenue Bonds, (U.S. Treasury Escrowed), 0.35%, 12/15/15	23,650	23,650

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

Georgia – 2.9% – continued

DeKalb County Georgia MFH Authority Revenue VRDB, Highland Place Apartments Project, (FHLMC LOC), 0.04%, 10/8/15	$4,200	$4,200

Gainesville & Hall County Development Authority Revenue VRDB, Senior Living Facility, Lanier Village, Series B, (TD Bank N.A. LOC), 0.01%, 10/1/15	18,610	18,610

Main Street Natural Gas, Inc. Variable Revenue Bonds, Subseries A1, (Royal Bank of Canada Gtd.), 0.08%, 10/1/15	30,000	30,000

Main Street Natural Gas, Inc. Variable Revenue Bonds, Subseries A2, (Royal Bank of Canada Gtd.), 0.08%, 12/1/15	59,700	59,700

Marietta Georgia Housing Authority Adjustable Revenue Bonds, (FNMA LOC), 0.02%, 10/8/15	6,500	6,500

Monroe County Development Authority PCR VRDB, Oglethorpe Power Corp., (Bank of Montreal LOC), 0.02%, 10/8/15	10,600	10,600
		153,260

Idaho – 0.2%

Idaho Housing & Finance Association Non-profit Facilities Revenue VRDB, Series 2008, College of Idaho Project, (U.S. Bank N.A. LOC), 0.02%, 10/8/15	8,125	8,125

Illinois – 7.1%

BB&T Municipal Trust G.O. Revenue VRDB, (Branch Banking & Trust Co. LOC), 0.04%, 10/8/15 (2)	16,285	16,285

Chicago Waterworks Refunding VRDB, Subseries 04-2, (State Street Bank & Trust Co. LOC), 0.09%, 10/8/15	18,500	18,500

Chicago Waterworks Revenue VRDB, Subseries 2000-1, Second Lien, (JPMorgan Chase Bank N.A. LOC), 0.09%, 10/8/15	8,500	8,500

See Notes to the Financial Statements.

MONEY MARKET FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

Illinois – 7.1% – continued

Chicago Waterworks Revenue VRDB, Subseries 2000-2, Second Lien, (JPMorgan Chase Bank N.A. LOC), 0.09%, 10/8/15	$8,500	$8,500

Eastern Illinois EDA MFH Revenue Bonds, Providence at Thornberry and Sycamore Project, (U.S. Treasury Escrowed), 0.50%, 8/1/16	20,000	20,000

Illinois Development Finance Authority IDR VRDB, Institution Gas Technology Project, (BMO Harris Bank N.A. LOC), 0.09%, 10/8/15	700	700

Illinois Development Finance Authority Revenue VRDB, Evanston Northwestern, Series B, 0.02%, 10/1/15	24,625	24,625

Illinois Development Finance Authority Revenue VRDB, Mount Carmel High School Project, (JPMorgan Chase Bank N.A. LOC), 0.02%, 10/8/15	13,500	13,500

Illinois Development Finance Authority Revenue VRDB, North Shore Senior Center Project, (JPMorgan Chase Bank N.A. LOC), 0.02%, 10/8/15	7,000	7,000

Illinois Development Finance Authority Revenue VRDB, Wheaton Academy Project, (BMO Harris Bank N.A. LOC), 0.02%, 10/8/15	9,000	9,000

Illinois Development Financial Authority Revenue VRDB, Series 2003, Jewish Council Youth Services, (BMO Harris Bank N.A. LOC), 0.09%, 10/8/15	2,145	2,145

Illinois Educational Facilities Authority Revenue VRDB, Aurora University, (BMO Harris Bank N.A. LOC), 0.03%, 10/8/15	13,200	13,200

Illinois Educational Facilities Authority Revenue VRDB, Series B, University of Chicago, 0.17%, 3/10/16	30,000	30,000

Illinois Educational Facilities Authority Revenue VRDB, The Adler Planetarium, (PNC Bank N.A. LOC), 0.02%, 10/8/15	6,000	6,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

Illinois – 7.1% – continued

Illinois Educational Facilities Authority Student Housing Revenue VRDB, IIT State, Series A, (BMO Harris Bank N.A. LOC), 0.02%, 10/8/15	$26,065	$26,065

Illinois Finance Authority Adjustable Revenue Bonds, Joan W & Irving B Dance Project, (PNC Bank N.A. LOC), 0.02%, 10/8/15	6,000	6,000

Illinois Finance Authority Revenue Bonds, Northwestern University, Subseries B, 0.01%, 10/8/15	24,400	24,400

Illinois Finance Authority Revenue Refunding VRDB, Presbyterian Home, (JPMorgan Chase Bank N.A. LOC), 0.02%, 10/8/15	9,075	9,075

Illinois Finance Authority Revenue VRDB, Community Action Partnership, (Citibank N.A. LOC), 0.03%, 10/8/15	4,670	4,670

Illinois MFH Development Authority Revenue VRDB, Alden Gardens Bloomingdale, (BMO Harris Bank N.A. LOC), 0.04%, 10/8/15	6,435	6,435

Illinois State Development Finance Authority Adjustable Revenue Bonds, Series A, Presbyterian Home, (JPMorgan Chase Bank N.A. LOC), 0.02%, 10/8/15	10,200	10,200

Illinois State Finance Authority Revenue Refunding VRDB, University of Chicago, 0.01%, 10/8/15	10,000	10,000

Illinois State Finance Authority Revenue VRDB, University of Chicago Medical Center, Series E-1, (Wells Fargo Bank N.A. LOC), 0.01%, 10/1/15	10,000	10,000

Illinois State Toll Highway Authority Revenue Refunding VRDB, Series A-1B, (AGM Corp. Insured), 0.02%, 10/8/15	33,000	33,000

Illinois State Toll Highway Authority Toll Highway Revenue VRDB, Series A-2D, (Royal Bank of Canada LOC), 0.01%, 10/8/15	6,800	6,800

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

Illinois – 7.1% – continued

Lisle Illinois MFH Revenue Bonds, Ashley of Lisle Project, (FHLMC LOC), 0.03%, 10/8/15	$26,525	$26,525

Quad Cities Regional EDA Illinois Revenue Bonds, Augustana College, (BMO Harris Bank N.A. LOC), 0.02%, 10/8/15	13,900	13,900

University of Illinois Revenue Refunding VRDB, UIC South Campus Development, (JPMorgan Chase Bank N.A. LOC), 0.01%, 10/8/15	7,400	7,400

University of Illinois Revenue VRDB, Series 2008, Auxiliary Facilities Systems, 0.02%, 10/8/15	7,195	7,195
		379,620

Indiana – 5.4%

County of Tippecanoe Indiana Revenue VRDB, Faith Property, Inc. Project, (JPMorgan Chase Bank N.A. LOC), 0.02%, 10/8/15	4,130	4,130

Indiana Bond Bank Advance Funding Program Fixed Revenue Notes, Series A, 2.00%, 1/5/16	10,000	10,047

Indiana Development Finance Authority Revenue Bonds, Archer-Daniels-Midland Co., 0.01%, 10/8/15	8,000	8,000

Indiana Finance Authority Environmental Revenue Refunding VRDB, Series A3, Duke Energy Industry Project, (Mizuho Bank Ltd. LOC), 0.01%, 10/8/15	15,425	15,425

Lawrenceburg PCR Refunding VRDB, Series I, Michigan Power Co. Project, (Bank of Nova Scotia LOC), 0.02%, 10/8/15	18,750	18,750

Posey County Economic Development Revenue Refunding Bonds, Midwest Fertilizer Corp., (U.S. Treasury Escrowed), 0.25%, 11/3/15	230,000	230,000
		286,352

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

Iowa – 1.1%

Iowa Finance Authority Economic Development Revenue VRDB, Series 2002, Iowa West Foundation Project, (U.S. Bank N.A. LOC), 0.02%, 10/8/15	$3,120	$3,120

Iowa Finance Authority Health Care Facilities Revenue VRDB, (JPMorgan Chase Bank N.A. LOC), 0.02%, 10/8/15	11,410	11,410

Iowa Finance Authority Health Facilities Revenue VRDB, Great River Medical Center Project, (JPMorgan Chase Bank N.A. LOC), 0.01%, 10/1/15	6,010	6,010

Iowa Higher Education Loan Authority College Facilities Revenue VRDB, Loras College Project, 0.02%, 10/1/15	12,050	12,050

Iowa Higher Education Loan Authority Revenue Refunding VRDB, Private College Facilities, Loras, (Bank of America N.A. LOC), 0.02%, 10/1/15	9,730	9,730

Iowa Higher Education Loan Authority Revenue VRDB, Private College, (Bank of America N.A. LOC), 0.02%, 10/1/15	2,500	2,500

Iowa Higher Education Loan Authority Revenue VRDB, Private College Des Moines, (BMO Harris Bank N.A. LOC), 0.01%, 10/1/15	4,800	4,800

Urbandale Iowa IDR VRDB, Aurora Bus Park, (FHLB of Des Moines LOC), 0.02%, 10/8/15	7,800	7,800
		57,420

Kansas – 1.1%

City of Burlington Environmental Improvement Revenue Refunding VRDB, Series B, Kansas City Power and Lights Company Project, (JPMorgan Chase Bank N.A. LOC), 0.02%, 10/8/15	20,000	20,000

City of Leawood G.O. Unlimited Temporary Notes, Series 1, 2.00%, 9/1/16	20,000	20,301

See Notes to the Financial Statements.

MONEY MARKET FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

Kansas – 1.1% – continued

Kansas State Development Finance Authority MFH Revenue VRDB, Series B, Boulevard Apartments, (U.S. Bank N.A. LOC), 0.03%, 10/8/15	$18,715	$18,715
		59,016

Kentucky – 1.2%

City of Fort Mitchell Kentucky League of Cities Funding Trust Lease Program Revenue VRDB, Series A, (U.S. Bank N.A. LOC), 0.03%, 10/8/15	8,150	8,150

City of Hazard Appalachian Regional Healthcare Revenue BANS, 1.00%, 12/1/15	36,000	36,035

City of Pikeville Revenue Refunding BANS, 1.00%, 3/1/16	12,500	12,538

Morehead Kentucky League of Cities Revenue VRDB, Series A, Funding Trust Lease Program, (U.S. Bank N.A. LOC), 0.03%, 10/8/15	6,427	6,427
		63,150

Louisiana – 0.9%

Louisiana State Public Facilities Authority Revenue VRDB, Coca-Cola Bottling Co. Project, (U.S. Bank N.A. LOC), 0.02%, 10/8/15	24,000	24,000

Louisiana State Public Facilities Authority VRDB, Dynamic Fuels LLC Project, (Bank of America N.A. LOC), 0.02%, 10/1/15	26,250	26,250
		50,250

Maine – 0.3%

Maine Health & Higher Educational Facilities Authority Revenue VRDB, Bowdoin College, (JPMorgan Chase Bank N.A. LOC), 0.01%, 10/8/15	14,600	14,600

Maryland – 3.0%

Anne Arundel County Maryland Revenue VRDB, Key School Facility, (Manufacturers & Traders Trust Co. LOC), 0.02%, 10/8/15	7,850	7,850

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

Maryland – 3.0% – continued

Baltimore County Maryland Revenue VRDB, Maryvale Prep School Facility, (Manufacturers & Traders Trust Co. LOC), 0.07%, 10/8/15	$3,505	$3,505

Baltimore County Maryland Revenue VRDB, Notre Dame Preparatory School, (Manufacturers & Traders Trust Co. LOC), 0.05%, 10/8/15	3,440	3,440

Maryland Health & Higher Educational Facilities Authority Revenue VRDB, Adventist Healthcare, Series A, (MUFG Union Bank N.A. LOC), 0.02%, 10/8/15	33,500	33,500

Maryland Health & Higher Educational Facilities Authority Revenue VRDB, University of Maryland Medical System, Series E, (Bank of Montreal LOC), 0.02%, 10/8/15	20,000	20,000

Maryland Housing and Community Development Administration Revenue VRDB, Residential, Series F, (PNC Bank N.A. LOC), 0.02%, 10/8/15	10,175	10,175

Maryland State Community Development Administration Department Housing & Community Development Revenue VRDB, Series A, MFH Development, (FHLMC LOC), 0.03%, 10/8/15	16,950	16,950

Maryland State Economic Development Corp. Revenue VRDB, Opportunity Builders Facility, (Manufacturers & Traders Trust Co. LOC), 0.07%, 10/8/15	5,195	5,195

Montgomery County Municipal Interest Bearing CP, 0.03%, 10/7/15	24,000	24,000

Washington Suburban Sanitary District Commission G.O. Unlimited BANS, Series A, 0.02%, 10/8/15	3,000	3,000

Washington Suburban Sanitary District Commission G.O. Unlimited BANS, Series B-3, 0.02%, 10/8/15	15,000	15,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

Maryland – 3.0% – continued

Washington Suburban Sanitary District Commission G.O. Unlimited VRDB, BANS, Series B-2, 0.02%, 10/8/15	$8,800	$8,800

Washington Suburban Sanitary District Commission Variable G.O. Unlimited BANS, Series A, 0.02%, 10/8/15	7,100	7,100
		158,515

Massachusetts – 2.2%

BB&T Municipal Trust Revenue Bonds, (Commonwealth of Massachusetts Insured), 0.02%, 10/8/15 (2)	16,160	16,160

Massachusetts Development Finance Agency MFH Revenue Bonds, New Hadley Project, (U.S. Treasury Escrowed), 0.35%, 4/1/16	9,920	9,920

Massachusetts School Building Authority Municipal Interest Bearing CP, (Citibank N.A. LOC), 0.03%, 10/22/15	33,000	33,000

Massachusetts State Bay Transportation Authority Sales Tax Revenue VRDB, Series A-1, 0.01%, 10/8/15	2,500	2,500

Massachusetts State Bay Transportation Authority Senior Sales Tax Revenue VRDB, Series A-2, 0.02%, 10/8/15	28,435	28,435

Massachusetts State Development Finance Agency Revenue VRDB, Credit-Wilber School Apartments, (FHLB of Atlanta LOC), 0.02%, 10/8/15	5,090	5,090

Massachusetts State Water Resources Authority General Revenue VRDB, Series F, 0.01%, 10/8/15	25,000	25,000
		120,105

Michigan – 1.2%

Michigan Finance Higher Education Facilities Authority Limited Obligation Revenue VRDB, University, (JPMorgan Chase Bank N.A. LOC), 0.07%, 10/8/15	8,335	8,335

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

Michigan – 1.2% – continued

Michigan State Strategic Fund Limited Obligation Revenue Bonds, Lansing St. Vincent Home Project, (Comerica Bank LOC), 0.02%, 10/8/15	$4,450	$4,450

Michigan State Strategic Fund Limited Obligation Revenue Refunding VRDB, Series 2008, Consumers Energy Co., (JPMorgan Chase Bank N.A. LOC), 0.02%, 10/8/15	10,200	10,200

Michigan State Strategic Fund Limited Obligation Revenue VRDB, Tubelite, Inc. Project, (Comerica Bank LOC), 0.03%, 10/8/15	10,000	10,000

Michigan State Strategic Fund Limited Obligation VRDB, CS Facilities LLC Project, (MUFG Union Bank N.A. LOC), 0.02%, 10/8/15	10,000	10,000

Oakland University Revenue Refunding VRDB, (JPMorgan Chase Bank N.A. LOC), 0.02%, 10/8/15	23,165	23,165
		66,150

Minnesota – 1.8%

City of Edina MFH Revenue Refunding VRDB, Edina Park Plaza, (FHLMC LOC), 0.02%, 10/8/15	10,200	10,200

City of Edina MFH Revenue Refunding VRDB, Vernon Terrace Apartments Project, (FHLMC LOC), 0.02%, 10/8/15	5,705	5,705

City of Minnetonka MFH Revenue Refunding VRDB, Minnetonka Hills Apartments, (FNMA LOC), 0.03%, 10/8/15	3,865	3,865

Fridley Minnesota Senior Housing Refunding VRDB, Banfill Crossing, (FNMA LOC), 0.03%, 10/8/15	7,675	7,675

Minneapolis Minnesota Student Residence Revenue VRDB, Riverton Community Housing Project, (FHLB of Des Moines LOC), 0.03%, 10/8/15	5,965	5,965

See Notes to the Financial Statements.

MONEY MARKET FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

Minnesota – 1.8% – continued

Minnesota Agricultural & Economic Development Board Revenue VRDB, Evangelical Lutheran Project, (U.S. Bank N.A. LOC), 0.02%, 10/8/15	$13,050	$13,050

Minnesota Higher Education Facilities Authority Revenue VRDB, Concordia University St. Paul, Series 6Q, (U.S. Bank N.A. LOC), 0.02%, 10/1/15	4,200	4,200

Oak Park Heights Minnesota Multifamily Revenue Refunding VRDB, Series 2005, Housing Boutwells Landing, (FNMA LOC), 0.02%, 10/8/15	10,510	10,510

RBC Municipal Products, Inc. Trust Revenue VRDB, (Royal Bank of Canada LOC), 0.02%, 10/8/15 (2)	30,000	30,000

State of Minnesota G.O. Unlimited Bonds, Prerefunded, (U.S. Treasury Escrowed), 5.00%, 10/1/15	6,820	6,820
		97,990

Mississippi – 0.3%

Mississippi Hospital Equipment & Facilities Authority Revenue VRDB, North Mississippi, Series 1 – 12/10/08, 0.01%, 10/8/15	5,480	5,480

Mississippi State Development Bank Revenue Refunding VRDB, Harrison County Coliseum, (Bank of America N.A. LOC), 0.02%, 10/8/15	10,000	10,000
		15,480

Missouri – 2.7%

Kansas City IDA MFH Revenue Refunding VRDB, Ethans Apartments Project, (U.S. Bank N.A. LOC), 0.02%, 10/8/15	15,060	15,060

Kansas City IDA MFH Revenue Refunding VRDB, Woodlands Partners Project, (FNMA LOC), 0.02%, 10/8/15	4,045	4,045

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

Missouri – 2.7% – continued

Missouri Development Finance Board Revenue VRDB, Missouri Association Municipal Utilities Lease, (U.S. Bank N.A. LOC), 0.01%, 10/1/15	$7,915	$7,915

Missouri State Health & Educational Facilities Authority Revenue VRDB, Pooled Hospital Freeman Health Systems, Series C, (U.S. Bank N.A. LOC), 0.02%, 10/8/15	5,235	5,235

Missouri State Health & Educational Facilities Authority Revenue VRDB, Saint Louis Priory School Project, (U.S. Bank N.A. LOC), 0.04%, 10/8/15	800	800

Platte County Missouri IDA Multifamily Revenue Refunding Bonds, Wexford Place Project, (FHLMC LOC), 0.03%, 10/8/15	6,250	6,250

RBC Municipal Products, Inc. Trust Adjustable Revenue Bonds, Floaters, Series E-47, (Royal Bank of Canada LOC), 0.02%, 10/8/15 (2)	49,995	49,995

RBC Municipal Products, Inc. Trust Revenue Bonds, Floater Certificates, Series E-40, Related to Missouri, (Royal Bank of Canada LOC), 0.02%, 10/8/15 (2)	18,000	18,000

St. Charles County Missouri IDA Revenue Refunding VRDB, Casalon Apartments Project, (FNMA Escrowed), 0.02%, 10/8/15	5,970	5,970

St. Charles County Missouri IDA Revenue Refunding VRDB, Country Club Apartments Project, (FNMA LOC), 0.02%, 10/8/15	21,000	21,000

St. Charles County Missouri IDA Revenue Refunding VRDB, Remington Apartments Project, (FNMA Escrowed), 0.02%, 10/8/15	12,700	12,700
		146,970

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

Montana – 0.3%

City of Forsyth Montana PCR Refunding VRDB, Pacificorp Project, (Bank of Nova Scotia LOC), 0.01%, 10/1/15	$15,000	$15,000

Nebraska – 1.0%

Douglas County Hospital Authority No. 2 Revenue Refunding VRDB, Health Facilities Children’s, Series A, (U.S. Bank N.A. LOC), 0.01%, 10/1/15	13,420	13,420

Lancaster County Hospital Authority No. 1 Revenue Refunding VRDB, Series B-2, Bryanlgh Medical Center, (U.S. Bank N.A. LOC), 0.02%, 10/8/15	3,910	3,910

Omaha Nebraska Public Power District Separate Electric Revenue Bonds, Omaha Power, Eagle-720053008-Class A, (Columbia Insurance Co. Insured), 0.03%, 10/8/15 (2)	27,760	27,760

Saline County Hospital Authority No. 1 Revenue Refunding VRDB, Series C, Bryanlgh Medical Center, (U.S. Bank N.A. LOC), 0.02%, 10/8/15	7,770	7,770
		52,860

Nevada – 0.5%

Carson City Hospital Revenue VRDB, Series 2003-B, Carson Tahoe Regional Medical Center, (U.S. Bank N.A. LOC), 0.02%, 10/8/15	7,775	7,775

Carson City Hospital Revenue VRDB, Series 2003-B, Carson-Tahoe Hospital Project, (U.S. Bank N.A. LOC), 0.02%, 10/8/15	3,200	3,200

County of Clark Department of Aviation Airport Revenue VRDB, Series D-2B, Sub Lien, (Royal Bank of Canada LOC), 0.01%, 10/8/15	16,150	16,150
		27,125

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

New Hampshire – 1.0%

New Hampshire Business Finance Authority Revenue VRDB, Littleton Regional Hospital, (TD Bank N.A. LOC), 0.01%, 10/1/15	$12,400	$12,400

New Hampshire Health & Education Facilities Authority Revenue VRDB, Easter Seals New Hampshire, (FHLB of Boston LOC), 0.03%, 10/8/15	9,675	9,675

New Hampshire Health & Education Facilities Authority Revenue VRDB, Phillips Exeter Academy, 0.03%, 10/8/15	25,000	25,000

New Hampshire Higher Educational and Health Facilities Authority Revenue Bonds, Hunt Community Issue, (TD Bank N.A. LOC), 0.02%, 10/8/15	6,295	6,295
		53,370

New Jersey – 2.2%

BB&T Municipal Trust Adjustable Revenue Bonds, Floaters, Series 2019, (Branch Banking & Trust Co. LOC), 0.04%, 10/8/15 (2)	21,515	21,515

BB&T Municipal Trust Revenue Bonds, Series 2047, 0.04%, 10/8/15 (2)	325	325

Nuveen New Jersey Dividend Advantage Municipal Fund VRDP, 0.10%, 10/8/15(2)	10,000	10,000

RBC Municipal Products, Inc. Trust G.O. Unlimited Bonds, Floater Certificates, Series E-61, (Royal Bank of Canada LOC), 0.11%, 10/1/15 (2)	55,000	55,000

Rutgers The State University of New Jersey Municipal Interest Bearing CP, (Wells Fargo Bank N.A. LOC), 0.07%, 1/6/16	9,813	9,813

Township of Toms River G.O. Unlimited Refunding Notes, 1.25%, 12/18/15	20,876	20,916
		117,569

See Notes to the Financial Statements.

MONEY MARKET FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

New Mexico – 0.3%

New Mexico State Hospital Equipment Loan Council Revenue VRDB, Presbyterian Healthcare, Series B, 0.02%, 10/8/15	$15,300	$15,300

New York – 11.3%

BB&T Municipal Trust Revenue VRDB, (Branch Banking & Trust Co. LOC), 0.09%, 10/8/15 (2)	12,230	12,230

City of New York Adjustable G.O. Unlimited Bonds, Fiscal 2008, Subseries J-5, 0.01%, 10/1/15	9,600	9,600

City of New York Adjustable G.O. Unlimited Bonds, Fiscal 2015, Subseries F-7, (Royal Bank of Canada LOC), 0.01%, 10/1/15	7,000	7,000

City of New York Adjustable G.O. Unlimited Bonds, Subseries D-4, (New York LOC), 0.01%, 10/1/15	2,300	2,300

City of New York Adjustable G.O. Unlimited Bonds, Subseries I-6, (Bank of New York Mellon LOC), 0.01%, 10/1/15	20,015	20,015

City of New York Adjustable G.O. Unlimited, Series I, Subseries I-5, (Bank of New York Mellon LOC), 0.01%, 10/1/15	6,400	6,400

City of New York G.O. Unlimited, Series J, Subseries J-1, (U.S. Treasury Escrowed), 5.00%, 6/1/16	8,975	9,253

City of New York G.O., Series A-5, (Royal Bank of Canada LOC), 0.01%, 10/1/15	4,100	4,100

City of New York G.O., Subseries I-8, 0.01%, 10/1/15	4,110	4,110

Metropolitan Transportation Authority Revenue Bonds, Series B, (U.S. Treasury Escrowed), 5.00%, 11/15/15	6,140	6,176

Metropolitan Transportation Authority Revenue VRDB, Subseries E-2, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.01%, 10/8/15	23,000	23,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

New York – 11.3% – continued

Metropolitan Transportation Authority Revenue VRDB, Subseries E-3, (Citibank N.A. LOC), 0.01%, 10/8/15	$18,000	$18,000

Metropolitan Transportation Authority Revenue VRDB, Subseries E-4, (Bank of the West LOC), 0.02%, 10/8/15	7,000	7,000

Metropolitan Transportation Authority TRANS, Subseries A-4, 0.50%, 3/1/16	51,000	51,043

Monroe County New York Industrial Development Agency Revenue VRDB, Margaret Woodbury Strong, (Manufacturers & Traders Trust Co. LOC), 0.02%, 10/8/15	27,095	27,095

New York City Municipal Finance Authority Water & Sewer System Adjustable Revenue Bonds, 2nd General Resolution, 0.01%, 10/1/15	11,600	11,600

New York City Municipal Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series CC-1, Second Generation Resolution, 0.01%, 10/1/15	330	330

New York City Municipal Finance Authority Water & Sewer System Revenue Bonds, New York City Water, Series AA-2, 0.01%, 10/8/15	97,000	97,000

New York City Municipal Finance Authority Water & Sewer System Revenue VRDB, Fiscal, Subseries B, 0.01%, 10/1/15	3,400	3,400

New York City New York IDA Civic Facilities Revenue VRDB, Sephardic Community Youth Center, (Manufacturers & Traders Trust Co. LOC), 0.07%, 10/8/15	2,250	2,250

New York City Transitional Finance Authority Future Tax Secured Adjustable Revenue Refunding VRDB, Series A-3, 0.01%, 10/1/15	6,000	6,000

New York City Transitional Finance Authority Future Tax Secured Adjustable Subordinate Revenue Bonds, Series A-4, 0.01%, 10/1/15	9,325	9,325

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

New York – 11.3% – continued

New York City Water & Sewer System Second General Adjustable Revenue Bonds, Fiscal 2008 Series BB-2, 0.01%, 10/1/15	$15,000	$15,000

New York Mortgage Agency Homeowner Revenue VRDB, Series 159, 0.02%, 10/8/15	30,000	30,000

New York State Dormitory Authority Revenue Non State Supported Debt VRDB, Samaritan Medical Center, (HSBC Bank USA N.A. LOC), 0.02%, 10/8/15	8,315	8,315

New York State Dormitory Authority Revenues Non State Supported Debt Revenue VRDB, FFT Senior Communities, Inc., (HSBC Bank USA N.A. LOC), 0.02%, 10/8/15	3,245	3,245

New York State Energy Research & Development Authority Revenue Bonds, Subseries A-4, (Bank of Nova Scotia LOC), 0.01%, 10/8/15	15,000	15,000

New York State Housing Finance Agency Revenue VRDB, 175 West 60th Street, Series A-2, (Manufacturers & Traders Trust Co. LOC), 0.04%, 10/8/15	20,000	20,000

New York State Housing Finance Agency Revenue VRDB, 33 Bond Street, (Manufacturers & Traders Trust Co. LOC), 0.01%, 10/8/15	6,450	6,450

New York State Housing Finance Agency Revenue VRDB, 606 W 57Th Street, (Wells Fargo Bank N.A. LOC), 0.01%, 10/8/15	4,000	4,000

New York State Housing Finance Agency Revenue VRDB, Affordable Housing, Clinton Park Phase II, (Wells Fargo Bank N.A. LOC), 0.02%, 10/8/15	15,000	15,000

New York State Housing Finance Agency Revenue VRDB, Maestro W Chelsea Housing, (Wells Fargo Bank N.A. LOC), 0.02%, 10/8/15	17,000	17,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

New York – 11.3% – continued

New York State Housing Finance Agency Revenue VRDB, Series A, 855 Sixth Avenue Housing, (Wells Fargo Bank N.A. LOC), 0.01%, 10/8/15	$7,500	$7,500

New York State Housing Finance Agency Revenue VRDB, Series A, Riverside Center, (Bank of America N.A. LOC), 0.02%, 10/8/15	24,700	24,700

New York State Housing Finance Agency Revenue VRDB, Series A-1, Riverside Center 2 Housing, (Bank of America N.A. LOC), 0.02%, 10/8/15	17,000	17,000

New York State Housing Finance Agency Revenue VRDB, Series A-2, Riverside Center 2 Housing, (Bank of America N.A. LOC), 0.01%, 10/8/15	5,200	5,200

New York State Housing Finance Agency Revenue VRDB, West Chelsea, Series A, (Wells Fargo Bank N.A. LOC), 0.02%, 10/8/15	30,000	30,000

Onondaga County New York Industrial Development Agency Civic Facilities Revenue VRDB, Syracuse Research Corp. Project, (Manufacturers & Traders Trust Co. LOC), 0.07%, 10/8/15	6,060	6,060

Town of Niagara New York Area Development Corp. Revenue VRDB, Niagara Falls Memorial, (HSBC Bank USA N.A. LOC), 0.02%, 10/8/15	6,875	6,875

Town of North Hempstead G.O. Limited BANS, Series C, 0.50%, 10/2/15	24,740	24,740

Triborough Bridge & Tunnel Authority Revenue Refunding VRDB, Subseries B-3, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.01%, 10/8/15	13,000	13,000
		606,312

North Carolina – 2.1%

BB&T Municipal Trust Floaters, Series 1038, 0.19%, 10/8/15 (2)	2,995	2,995

See Notes to the Financial Statements.

MONEY MARKET FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

North Carolina – 2.1% – continued

Forsyth County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue VRDB, Recreation Facilities-YMCA Winston, (Branch Banking & Trust Co. LOC), 0.02%, 10/8/15	$1,410	$1,410

Guilford County North Carolina G.O. VRDB, 0.02%, 10/8/15	3,900	3,900
0.03%, 10/8/15	18,055	18,055

North Carolina Capital Facilities Finance Agency Educational Facilities Revenue Bonds, High Point University Project, (Branch Banking & Trust Co. LOC), 0.02%, 10/8/15	925	925

North Carolina Capital Facilities Finance Agency Educational Facilities Revenue VRDB, Rocky Mountain Preparatory School, (Branch Banking & Trust Co. LOC), 0.02%, 10/8/15	4,900	4,900

North Carolina Capital Facilities Finance Agency Revenue VRDB, YMCA of Greater Charlotte Project, Series A, (Branch Banking & Trust Co. LOC), 0.02%, 10/8/15	4,225	4,225

North Carolina Capital Recreational Facilities Finance Agency Revenue VRDB, YMCA Greater Charlotte Project, Series B, (Branch Banking & Trust Co. LOC), 0.02%, 10/8/15	11,060	11,060

North Carolina State Capital Facilities Finance Agency Adjustable Revenue Bonds, Eagle-20140051 Class A, 0.03%, 10/8/15 (2)	8,000	8,000

North Carolina State Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series A, 0.02%, 10/8/15	25,600	25,600

North Carolina State Medical Care Commission Hospital Revenue VRDB, Moses Cone Health System, Series B, 0.01%, 10/1/15	11,400	11,400

Raleigh Durham North Carolina Airport Authority Revenue Refunding VRDB, Series C, (Royal Bank of Canada LOC), 0.01%, 10/8/15	12,460	12,460

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

North Carolina – 2.1% – continued

University of North Carolina at Chapel Hill Revenue Bonds, Eagle 720053014, Class A, 0.03%, 10/8/15 (2)	$5,800	$5,800
		110,730

North Dakota – 0.3%

City of Devils Lake MFH Adjustable Revenue Bonds, (U.S. Treasury Escrowed), 0.35%, 12/15/15	8,645	8,645

North Dakota Rural Water Finance Corporation Public Projects Construction Revenue Notes, Series C, 1.00%, 4/1/16	9,250	9,282
		17,927

Ohio – 1.2%

City of Hamilton Electric System Revenue Refunding Notes, (Ohio Market Access Program Gtd.), 0.43%, 9/27/16	10,000	10,000

Cleveland Ohio Airport System Revenue VRDB, Series D, (Bank of America N.A. LOC), 0.02%, 10/8/15	8,600	8,600

Cleveland-Cuyahoga County Ohio Port Authority Cultural Facility Revenue VRDB, Series D, Museum of Art Project, 0.03%, 10/8/15	400	400

Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue VRDB, Series C, Museum of Art Project, 0.03%, 10/8/15	4,900	4,900

County of Franklin Ohio Health Care Facilities Revenue VRDB, Ohio Presbyterian, Series A, (PNC Bank N.A. LOC), 0.02%, 10/8/15	2,850	2,850

Marysville Exempted Village School District G.O. Refunding Unlimited Bonds, (U.S. Treasury Escrowed), 5.00%, 12/1/15	1,430	1,441

Montgomery County Ohio Economic Development Revenue VRDB, The Dayton Art Institute, (U.S. Bank N.A. LOC), 0.03%, 10/8/15	4,700	4,700

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

Ohio – 1.2% – continued

Nuveen Ohio Quality Income Municipal Fund VRDP, Series 1-1480, 0.11%, 10/8/15 (2)	$16,000	$16,000

Ohio State Air Quality Development Authority Refunding VRDB, AEP Generation Resources, (Mizuho Bank Ltd. LOC), 0.02%, 10/8/15	12,000	12,000

State of Ohio G.O., Common Schools, Series B, 0.01%, 10/8/15	4,400	4,400
		65,291

Oregon – 0.9%

Oregon State Health, Housing Educational & Cultural Facilities Authority Revenue VRDB, The Evangelical Lutheran, (U.S. Bank N.A. LOC), 0.06%, 10/8/15	1,400	1,400

Oregon State Health, Housing, Educational & Cultural Facilities Authority Revenue Bonds, Assumption Village Project, Series A, (MUFG Union Bank N.A. LOC), 0.04%, 10/8/15	2,760	2,760

State of Oregon G.O. Limited TANS, Series A, 2.00%, 10/1/15 (1)	42,000	42,704
		46,864

Pennsylvania – 6.0%

Allegheny County IDA Revenue VRDB, Education Center Watson, (PNC Bank N.A. LOC), 0.02%, 10/8/15	4,300	4,300

BB&T Municipal Trust Revenue Bonds, (Branch Banking & Trust Co. LOC), 0.06%, 10/8/15 (2)	29,480	29,480

Butler County Pennsylvania IDA Revenue Refunding VRDB, Concordia Lutheran, Series A, (JPMorgan Chase Bank N.A. LOC), 0.02%, 10/8/15	13,735	13,735

Butler County Pennsylvania IDA Revenue VRDB, Concordia Lutheran, Series A, (JPMorgan Chase Bank N.A. LOC), 0.02%, 10/8/15	8,960	8,960

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

Pennsylvania – 6.0% – continued

City of Philadelphia G.O. Unlimited TRANS, Series A, 2.00%, 6/30/16	$10,000	$10,128

Haverford Township Pennsylvania G.O., School District, (TD Bank N.A. LOC), 0.02%, 10/8/15	7,600	7,600

Lancaster Pennsylvania IDA Revenue VRDB, Mennonite Home Project, (Manufacturers & Traders Trust Co. LOC), 0.07%, 10/8/15	6,600	6,600

Lower Merion School District G.O. Limited VRDB, Capital Project, Series A, (State Street Bank & Trust Co. LOC), 0.01%, 10/8/15	11,275	11,275

Lower Merion School District VRDB, Series A-1, Capital Project, (U.S. Bank N.A. LOC), 0.01%, 10/8/15	9,300	9,300

Montgomery County IDA Revenue VRDB, Acts Retirement Life Community, (TD Bank N.A. LOC), 0.01%, 10/1/15	2,025	2,025

Pennsylvania State Housing Finance Agency Multifamily Adjustable Revenue Bonds, Series A, Special Limited Obligation, RHI Portfolio, (U.S. Treasury Escrowed), 0.35%, 1/15/16	16,070	16,070

Pennsylvania State Housing Financial Agency Multifamily Revenue VRDB, Series 2008, Special Limited Obligation, Foxwood, (FHLMC LOC), 0.04%, 10/8/15	3,200	3,200

Pennsylvania State Turnpike Commission Registration Fee Revenue Refunding VRDB, Series C, (AGM Corp. Insured), 0.04%, 10/8/15	68,095	68,095

Pennsylvania State Turnpike Commission Registration Fee Revenue Refunding VRDB, Series D, (AGM Corp. Insured), 0.04%, 10/8/15	31,400	31,400

See Notes to the Financial Statements.

MONEY MARKET FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

Pennsylvania – 6.0% – continued

RBC Municipal Products, Inc. Trust Revenue Bonds, Floaters, Series E-53, (Royal Bank of Canada LOC), 0.11%, 10/1/15 (2)	$76,865	$76,865

RBC Municipal Products, Inc. Trust Revenue Bonds, Floaters, Series I-33, (Royal Bank of Canada LOC), 0.09%, 10/1/15 (2)	11,995	11,995

Southcentral Pennsylvania General Authority Revenue VRDB, Hanover Lutheran Village Project, (Manufacturers & Traders Trust Co. LOC), 0.07%, 10/8/15	7,350	7,350

West Cornwall Pennsylvania Township Municipal Authority Revenue VRDB, Series 2006, Senior Living Facility Lebanon Valley, (PNC Bank N.A. LOC), 0.02%, 10/8/15	3,660	3,660
		322,038

Rhode Island – 0.5%

Rhode Island Health & Educational Building Corp. Higher Education Facility Revenue Refunding VRDB, Bryant University, (TD Bank N.A. LOC), 0.01%, 10/8/15	11,725	11,725

Rhode Island Health & Educational Building Corp. Higher Education Facility Revenue Refunding VRDB, Roger Williams University, Series A, (U.S. Bank N.A. LOC), 0.01%, 10/8/15	15,025	15,025
		26,750

South Carolina – 1.1%

Charleston County School District Development Corp. G.O. Unlimited TANS, 1.50%, 4/1/16	35,995	36,237

Eclipse Funding Trust, G.O., Series 2006-0152, Solar Eclipse, Spartan, (U.S. Bank N.A. LOC), 0.03%, 10/8/15 (2)	10,320	10,320

South Carolina State Housing Finance & Development Authority Multifamily Rental Housing Revenue VRDB, Brookside Crossing Apartments, (FHLMC LOC), 0.04%, 10/8/15	4,700	4,700

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

South Carolina – 1.1% – continued

South Carolina State Housing Finance & Development Authority Multifamily Rental Housing Revenue VRDB, Franklin Square Apartments, (FHLMC LOC), 0.02%, 10/8/15	$9,800	$9,800
		61,057

South Dakota – 0.2%

South Dakota Health & Educational Facilities Authority Revenue VRDB, Sioux Valley Hospitals & Health, Series C, (U.S. Bank N.A. LOC), 0.01%, 10/8/15	11,095	11,095

Tennessee – 0.6%

Metropolitan Government Nashville & Davidson County Tennessee IDB Revenue VRDB, MFH, Arbor Knoll, (FNMA LOC), 0.02%, 10/8/15	13,400	13,400

Sevier County Tennessee Public Building Authority VRDB, Local Government Public Improvement, (Branch Banking & Trust Co. LOC), 0.02%, 10/8/15	13,080	13,080

Shelby County Tennessee Health Educational & Housing Facilities Board MFH Revenue VRDB, Gateway Projects, (FNMA LOC), 0.02%, 10/8/15	5,575	5,575
		32,055

Texas – 12.6%

BB&T Municipal Trust Adjustable Revenue Bonds, Floaters, Series 2010, 0.05%, 10/8/15 (2)	10,100	10,100

BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 2043, 0.05%, 10/8/15 (2)	1,275	1,275

Bexar County Health Care Facilities Development Corp. Adjustable Revenue Bonds, Series A, El Centro Del Barrio Project, (JPMorgan Chase Bank N.A. LOC), 0.05%, 10/8/15	9,715	9,715

Capital Area Housing Finance Corp. Texas Revenue VRDB, Encino Pointe Apartments, (FHLMC LOC), 0.02%, 10/8/15	15,175	15,175

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

Texas – 12.6% – continued

Carroll Texas Independent School District G.O. Bonds, School Building, (Texas Permanent School Fund Program Guaranty Insured), 0.02%, 10/8/15	$6,700	$6,700

City of Houston Municipal Interest Bearing CP, (State Street Bank & Trust Co. LOC), 0.03%, 10/7/15	10,000	10,000

Clipper Caraval Tax-Exempt Certificate Trust, Revenue Bonds, Series 2009-52, Texas, 0.02%, 10/8/15 (2)	20,000	20,000

Denton Texas Independent School District G.O. VRDB, School Building, Series B, (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.02%, 10/8/15	15,000	15,000

Eclipse Funding Trust, G.O., Series 2007-0080, Solar Eclipse, (U.S. Bank N.A. LOC), 0.01%, 10/8/15 (2)	10,285	10,285

Eclipse Funding Trust, Revenue Bonds, Series 2007-0040, Solar Eclipse, (U.S. Bank N.A. LOC), 0.01%, 10/8/15 (2)	21,125	21,125

Harris County Cultural Education Facilities Finance Corp. Revenue VRDB, Methodist Hospital, Subseries C-1, 0.01%, 10/1/15	13,000	13,000

Harris County Health Facilities Development Corp. Revenue Refunding VRDB, Methodist Hospital System, Series A-1, Series A-1 0.01%, 10/1/15	11,900	11,900

Harris County Texas Hospital District Revenue Refunding VRDB, Senior Lien, (JPMorgan Chase Bank N.A. LOC), 0.02%, 10/8/15	18,330	18,330

Lubbock Texas Independent School District G.O. VRDB, School Building, (Texas Permanent School Fund Program Guaranty Gtd.), 0.02%, 10/8/15	1,700	1,700

Lubbock Texas Independent School District G.O. VRDB, School Building, Series A, (Texas Permanent School Fund Program Guaranty Insured), 0.02%, 10/8/15	700	700

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

Texas – 12.6% – continued

Mesquite Independent School District G.O. VRDB, School Building, Series A, (Texas Permanent School Fund Program Guaranty Insured), 0.02%, 10/8/15	$1,140	$1,140

Northwest Texas Independent School District G.O. VRDB, (Texas Permanent School Fund Program Guaranty Insured), 0.02%, 10/8/15	2,760	2,760

Panhandle Regional MFH Finance Corp. Revenue VRDB, Series 2008, Jason Ave Residential Apartments, (FHLMC LOC), 0.02%, 10/8/15	7,385	7,385

Port of Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series A, (Total S.A. Gtd.), 0.03%, 10/8/15	60,865	60,865

Port of Arthur Navigation District Industrial Development Corp. Exempt Facilities Revenue VRDB, Total Petrochemicals, Series B, (Total S.A. Gtd.), 0.03%, 10/8/15	5,000	5,000

Port of Port Arthur Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals Project, (Total S.A. Gtd.), 0.03%, 10/8/15	20,000	20,000

Port of Port Arthur Navigation District Exempt Facilities Revenue VRDB, Total Petrochemicals USA, (Total S.A. Gtd.), 0.03%, 10/8/15	12,900	12,900

RBC Municipal Products, Inc. Trust Revenue VRDB, Floaters, (Royal Bank of Canada LOC), 0.02%, 10/8/15 (2)	15,000	15,000

RBC Municipal Products, Inc. Trust Revenue VRDB, Series E-18, (Royal Bank of Canada LOC), 0.02%, 10/8/15 (2)	50,000	50,000

State of Texas G.O. Unlimited Revenue VRDB, Veterans, Series A, 0.01%, 10/8/15	47,800	47,800

See Notes to the Financial Statements.

MONEY MARKET FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

Texas – 12.6% – continued

State of Texas G.O. Unlimited Revenue VRDB, Veterans, Series B, 0.01%, 10/8/15	$27,000	$27,000

State Of Texas G.O. Unlimited VRDB, Veterans, Series A, 0.01%, 10/8/15	60,985	60,985

State of Texas G.O. Unlimited VRDB, Veterans, Series B, 0.02%, 10/8/15	25,400	25,400

State of Texas G.O. Unlimited VRDB, Veterans, Series D, 0.01%, 10/8/15	19,800	19,800

State of Texas G.O. VRDB, Series A, 0.01%, 10/8/15	7,420	7,420

State of Texas G.O. VRDB, Veterans, Series A, (Sumitomo Mitsui Banking Corp. LOC), 0.01%, 10/8/15	78,360	78,360

State of Texas G.O. VRDB, Veterans, Series B, (Sumitomo Mitsui Banking Corp. LOC), 0.01%, 10/8/15	40,500	40,500

Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding VRDB, Christus Health, Series C-4, (Bank of Montreal LOC), 0.02%, 10/8/15	5,340	5,340

Tarrant County MFH Financial Corp. Revenue VRDB, Series 2003, Housing Gateway Apartments, (FNMA LOC), 0.02%, 10/8/15	9,760	9,760

Texas Department MFH & Community Affairs Revenue VRDB, Woodmont Apartments, (FHLMC LOC), 0.02%, 10/8/15	14,555	14,555
		676,975

Utah – 0.6%

Salt Lake City Corp. G.O. Unlimited TRANS, 2.00%, 6/30/16	13,000	13,163

Utah Housing Corp. Multifamily Revenue VRDB, Florentine Villas, Series A, (FHLMC LOC), 0.02%, 10/8/15	18,880	18,880
		32,043

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

Virginia – 0.9%

Hampton Virginia Redevelopment & Housing Authority MFH Revenue Refunding VRDB, Hampton Center Apartments Project, (FHLMC LOC), 0.02%, 10/8/15	$13,310	$13,310

Lynchburg IDA Revenue Refunding VRDB, Hospital Centra Health, (FHLB of Atlanta LOC), 0.02%, 10/8/15	6,400	6,400

Lynchburg IDA Revenue Refunding VRDB, Hospital Centra Health, Series E, (FHLB of Atlanta LOC), 0.02%, 10/8/15	5,400	5,400

Nuveen Virginia Premium Income Municipal Fund VRDP, 0.11%, 10/8/15 (2)	25,000	25,000
		50,110

Washington – 0.9%

Clipper Caraval Tax-Exempt Certificate Trust, Revenue Bonds, Series 2009-65, Washington, 0.02%, 10/8/15 (2)	14,740	14,740

Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 3, (U.S. Treasury Escrowed), 5.00%, 7/1/16	2,000	2,069

JPMorgan Chase Putters/Drivers Trust Various States Adjustable Revenue Bonds, Series 5002, 0.02%, 10/1/15 (2)	9,190	9,190

Port of Tacoma Municipal Interest Bearing CP, (Bank of America N.A. LOC), 0.08%, 11/16/15	7,000	7,000

Washington Higher Education Facilities Authority Revenue VRDB, Whitman College Project, 0.02%, 10/8/15	13,645	13,645
		46,644

West Virginia – 0.4%

Cabell County West Virginia County Commission Revenue VRDB, Huntington YMCA Project, (JPMorgan Chase Bank N.A. LOC), 0.12%, 10/8/15	2,325	2,325

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

West Virginia – 0.4% – continued

West Virginia Hospital Finance Authority Revenue Refunding & Improvement VRDB, Cabell Hospital, Series A, (Branch Banking & Trust Co. LOC), 0.02%, 10/8/15	$20,560	$20,560
		22,885

Wisconsin – 3.7%

Clipper Caraval Tax-Exempt Certificate Trust, Revenue Bonds, Series 2009-36, Wisconsin, 0.02%, 10/8/15 (2)	25,000	25,000

Clipper Caraval Tax-Exempt Certificate Trust, Revenue Bonds, Series 2009-53, Wisconsin, 0.02%, 10/8/15 (2)	21,745	21,745

Milwaukee Redevelopment Authority Lease Revenue VRDB, University of Wisconsin- Kenilworth Project, (U.S. Bank N.A. LOC), 0.02%, 10/8/15	32,380	32,380

PMA Levy & Aid Anticipation Notes Program, Series A, 2.00%, 10/2/15 (1)	9,800	9,930

Wisconsin School Districts Temporary Borrowing Cash Flow Administration Program Revenue Note Participations, Series A, 1.00%, 10/10/16	6,950	6,993

Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Medical College Wisconsin, Series B, (U.S. Bank N.A. LOC), 0.01%, 10/8/15	17,500	17,500

Wisconsin State Health & Educational Facilities Authority Revenue Refunding VRDB, Oakwood Village, (BMO Harris Bank N.A. LOC), 0.02%, 10/8/15	7,105	7,105

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Aurora Healthcare, Series C, (Bank of Montreal LOC), 0.01%, 10/1/15	5,100	5,100

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Bay Area Medical Center, Inc., (BMO Harris Bank N.A. LOC), 0.01%, 10/1/15	6,800	6,800

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

Wisconsin – 3.7% – continued

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2003, Mequon Jewish Project, (JPMorgan Chase Bank N.A. LOC), 0.04%, 10/8/15	$4,905	$4,905

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series 2008-B, Meriter Retirement Services, (U.S. Bank N.A. LOC), 0.03%, 10/8/15	12,975	12,975

Wisconsin State Health & Educational Facilities Authority Revenue VRDB, Series B, Aurora Healthcare, (Bank of Montreal LOC), 0.01%, 10/1/15	10,275	10,275

Wisconsin State Health & Educational Facilities Authority Variable Rate Demand Obligations, (JPMorgan Chase Bank N.A. LOC), 0.18%, 1/11/16	35,000	35,000

Wisconsin State School Districts Cash Flow Administration Temporary Borrowing Program Revenue Notes, Series A, 1.00%, 10/9/15	1,000	1,000
		196,708

Municipal States Pooled Securities – 1.4%

BB&T Municipal Trust Floaters, Series 1036, 0.17%, 10/8/15 (2)	2,890	2,890

BB&T Municipal Trust Various States Adjustable Floaters, Series 5000, (Rabobank LOC), 0.12%, 10/8/15 (2)	3,580	3,580

BB&T Municipal Trust Various States Revenue Bonds, Floaters, Series 1007, 0.12%, 10/8/15 (2)	1,700	1,700

BB&T Municipal Trust Various States VRDB, Series 1039, (Branch Banking & Trust Co. LOC), 0.12%, 10/8/15 (2)	4,275	4,275

BB&T Municipal Trust Various States, 0.12%, 10/8/15 (2)	6,700	6,700
0.27%, 10/8/15 (2)	9,085	9,085

Western Asset Intermediate Municipals Fund, Inc. VRDP, Series 1 (AMT), 0.11%, 10/8/15 (2)	25,000	25,000
0.11%, 10/8/15 (2)	10,100	10,100

See Notes to the Financial Statements.

MONEY MARKET FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.3% – continued

Municipal States Pooled Securities – 1.4% – continued

Western Asset Municipal Partners Fund, Inc. VRDP, Series 1, 0.11%, 10/8/15 (2)	$12,600	$12,600
		75,930
Total Municipal Investments
(Cost $5,318,399)		5,318,399

Total Investments – 99.3%
(Cost $5,318,399) (3)		5,318,399

Other Assets less Liabilities – 0.7%		38,921
NET ASSETS – 100.0%		$5,357,320

(1)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	The cost for federal income tax purposes was approximately $5,318,399,000.

Percentages shown are based on Net Assets.

At September 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Air, Transportation, Water Services and Solid Waste Management	20.5%
Educational Services	14.9
Electric Services, Power and Combined Utilities	5.6
Executive, Legislative & General Government	16.9
General Medical and Surgical Hospitals, Specialty Hospitals, Nursing and Personal Care	15.5
Miscellaneous Revenues	7.6
Urban and Community Development, Housing Programs and Social Services	13.5
All other sectors less than 5%	5.5

Total	100.0%

At September 30, 2015, the maturity analysis for the Fund as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight	6.1%
2 – 15 Days	76.4
16 – 30 Days	1.5
31 – 60 Days	1.5
61- 97 Days	5.6
98 – 180 Days	2.5
181 – 270 Days	3.0
271 – 366 Days	3.0
367 – 397 Days	0.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of September 30, 2015:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Municipal Money Market Fund (1)	$–	$5,318,399	$–	$5,318,399

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 57.5% (1)

Federal Farm Credit Bank – 8.1%

FFCB Discount Notes, 0.21%, 10/5/15	$3,000	$3,000
0.19%, 1/5/16	1,000	999
0.19%, 1/11/16	6,000	5,997
0.16%, 1/12/16	2,000	1,999
0.25%, 1/25/16	2,000	1,998
0.25%, 1/26/16	1,000	999
0.27%, 2/9/16	1,000	999
0.34%, 4/29/16	3,000	2,994
0.34%, 5/9/16	3,000	2,994
0.36%, 5/25/16	2,000	1,995
0.37%, 6/10/16	2,000	1,995
0.38%, 6/15/16	2,000	1,995
0.39%, 6/22/16	2,000	1,994
0.39%, 6/29/16	2,000	1,994
0.40%, 7/11/16	2,000	1,994
0.41%, 7/27/16	2,000	1,993
0.42%, 8/2/16	3,000	2,989
0.44%, 8/30/16	2,000	1,992

FFCB FRN, 0.21%, 10/1/15 (2)	3,000	3,001
0.23%, 10/2/15 (2)	9,000	9,003
0.18%, 10/3/15 (2)	3,000	3,000
0.17%, 10/6/15 (2)	5,000	5,000
0.22%, 10/6/15 (2)	5,000	5,004
0.16%, 10/7/15 (2)	5,000	5,000
0.19%, 10/10/15 (2)	5,000	5,000
0.19%, 10/18/15 (2)	5,000	5,000
0.19%, 10/20/15 (2)	3,000	3,000
0.17%, 10/23/15 (2)	3,000	3,000
0.18%, 10/23/15 (2)	4,000	4,000
0.17%, 10/24/15 (2)	4,000	4,000
0.25%, 10/24/15 (2)	1,000	1,000
0.14%, 10/26/15	6,000	6,000
0.17%, 10/26/15 (2)	3,000	3,000
0.14%, 10/28/15 (2)	6,000	6,000
0.21%, 10/29/15 (2)	4,000	4,003
0.21%, 12/30/15 (2)	7,000	6,999
		121,930

Federal Home Loan Bank – 29.5%

FHLB Bonds, 0.20%, 10/1/15	9,000	9,000
0.09%, 10/8/15	14,000	14,000
0.17%, 10/16/15	3,000	3,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 57.5% (1) – continued

Federal Home Loan Bank – 29.5% – continued
0.18%, 11/6/15	$3,000	$3,000
0.22%, 12/4/15	10,000	10,000
0.26%, 1/27/16	5,000	5,000

FHLB Discount Notes, 0.06%, 10/14/15	15,000	15,000
0.19%, 10/14/15	10,000	9,999
0.17%, 10/21/15	4,000	4,000
0.16%, 11/6/15	22,000	21,996
0.10%, 11/10/15	16,000	15,998
0.19%, 11/13/15	3,000	2,999
0.17%, 11/23/15	3,000	2,999
0.17%, 1/8/16	34,000	33,984
0.23%, 1/13/16	22,000	21,986
0.23%, 1/20/16	25,000	24,983
0.17%, 1/25/16	15,000	14,992
0.26%, 2/1/16	30,000	29,973
0.19%, 2/3/16	15,000	14,990
0.30%, 2/12/16	3,000	2,997
0.13%, 2/23/16	8,000	7,998
0.28%, 2/23/16	3,000	2,997

FHLB FRN, 0.19%, 10/11/15 (2)	9,000	9,000
0.15%, 10/17/15 (2)	15,000	15,000
0.17%, 10/20/15 (2)	7,000	7,000
0.21%, 10/21/15 (2)	13,000	13,000
0.15%, 10/23/15 (2)	40,000	40,000
0.20%, 10/23/15	3,000	3,000
0.15%, 10/24/15 (2)	2,000	2,000
0.13%, 10/26/15 (2)	20,000	19,999
0.16%, 10/27/15 (2)	9,000	9,000
0.18%, 11/7/15 (2)	6,000	5,999
0.18%, 11/10/15 (2)	12,000	11,997
0.18%, 11/13/15 (2)	10,000	9,998
0.17%, 11/17/15 (2)	10,000	9,998
0.19%, 11/17/15 (2)	15,000	14,997
		442,879

Federal Home Loan Mortgage Corporation – 9.8%

FHLMC Discount Notes, 0.10%, 10/1/15	15,000	15,000
0.24%, 12/7/15	8,000	7,996
0.18%, 1/14/16	33,000	32,983
0.28%, 2/22/16	7,000	6,992

FHLMC FRN, 0.20%, 10/12/15 (2)	9,000	9,002

See Notes to the Financial Statements.

MONEY MARKET FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 57.5% (1) – continued

Federal Home Loan Mortgage Corporation – 9.8% – continued
0.21%, 10/12/15 (2)	$5,000	$4,999
0.21%, 10/13/15 (2)	5,000	4,999
0.19%, 10/16/15	48,000	48,000
0.15%, 10/17/15 (2)	10,000	10,000
0.17%, 10/18/15 (2)	7,000	7,000
		146,971

Federal National Mortgage Association – 10.1%

FNMA Discount Notes, 0.11%, 10/1/15	33,801	33,801
0.21%, 1/4/16	14,000	13,992
0.23%, 1/4/16	17,000	16,990
0.21%, 1/14/16	5,000	4,997
0.24%, 1/25/16	7,000	6,994
0.25%, 2/1/16	25,000	24,979
0.26%, 2/8/16	18,000	17,983
0.30%, 3/1/16	5,000	4,994

FNMA FRN, 0.21%, 10/8/15 (2)	11,000	10,998
0.21%, 10/21/15	15,000	15,000
		150,728
Total U.S. Government Agencies
(Cost $862,508)		862,508

U.S. GOVERNMENT OBLIGATIONS – 5.4%

U.S. Treasury Bills – 4.1%
0.14%, 10/1/15	8,000	8,000
0.11%, 1/21/16	8,000	7,997
0.12%, 1/21/16	10,000	9,996
0.13%, 1/21/16	10,000	9,996
0.18%, 2/25/16	15,000	14,989
0.27%, 3/3/16	10,000	9,989
		60,967

U.S. Treasury Floating Rate Notes – 1.3%
0.06%, 10/1/15 (2)	9,180	9,179
0.09%, 10/1/15 (2)	8,000	8,000
0.10%, 10/1/15 (2)	3,000	3,000
		20,179
Total U.S. Government Obligations
(Cost $81,146)		81,146

Investments, at Amortized Cost
($943,654)		943,654

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 37.1%

Joint Repurchase Agreements – 2.3% (3)

Bank of America Securities LLC, dated 9/30/15, repurchase price $17,397 0.10%, 10/7/15	$17,396	$17,396

Societe Generale, New York Branch, dated 9/30/15, repurchase price $17,397 0.15%, 10/7/15	17,397	17,397
		34,793

Repurchase Agreements – 34.8% (4)

Bank of America N.A., dated 9/30/15, repurchase price $250,001 0.12%, 10/1/15	250,000	250,000

BNP Paribas Securities Corp., dated 9/30/15, repurchase price $75,000 0.10%, 10/1/15	75,000	75,000

Citigroup Global Markets, Inc., dated 9/30/15, repurchase price $47,746 0.12%, 10/1/15	47,746	47,746

Mizuho Securities USA, Inc., dated 9/29/15, repurchase price $100,003 0.15%, 10/6/15	100,000	100,000

Societe Generale, New York Branch, dated 9/30/15, repurchase price $50,000 0.17%, 10/1/15	50,000	50,000
		522,746
Total Repurchase Agreements
(Cost $557,539)		557,539

Total Investments – 100.0%
(Cost $1,501,193) (5)		1,501,193

Other Assets less Liabilities – 0.0%		242
NET ASSETS – 100.0%		$1,501,435

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$35,152	2.38% – 3.75%	1/15/25 – 8/15/44

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued	SEPTEMBER 30, 2015 (UNAUDITED)

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FHLB	$11,903	0.22% – 5.63%	10/7/15 – 3/14/36
FHLMC	$37,794	0.00% – 6.75%	7/28/17 – 6/1/43
FNMA	$308,341	0.23% – 7.25%	4/11/16 – 2/1/45
GNMA	$8,093	3.50% – 4.00%	10/20/42 – 4/20/44
TVA	$2,441	2.88% – 5.50%	7/18/17 – 9/15/39

U.S. Treasury Bonds	$589	0.51%	5/15/17

U.S. Treasury Notes	$167,014	0.50% – 4.75%	11/30/16 – 11/30/21
Total	$536,175

(5)	The cost for federal income tax purposes was approximately $1,501,193,000.

Percentages shown are based on Net Assets.

At September 30, 2015, the maturity analysis for the Fund as a percentage of investments was:

MATURITY ANALYSIS	%
Overnight	27.0%
2 – 15 Days	18.6
16 – 30 Days	24.7
31 – 60 Days	9.4
61 – 97 Days	7.8
98 – 180 Days	11.6
181 – 270 Days	0.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of September 30, 2015:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Money Market Fund (1)	$–	$1,501,193	$–	$1,501,193

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND	SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 60.3% (1)

Federal Farm Credit Bank – 18.5%

FFCB Bonds, 0.40%, 2/1/16	$4,000	$4,001
0.38%, 2/19/16	2,000	2,001

FFCB Discount Notes, 0.21%, 10/5/15	7,000	7,000
0.19%, 10/20/15	8,000	7,999
0.05%, 10/29/15	50,000	49,998
0.05%, 11/3/15	45,000	44,998
0.19%, 11/3/15	10,000	9,998
0.15%, 11/4/15	5,000	4,999
0.15%, 11/9/15	12,000	11,998
0.18%, 11/23/15	5,000	4,999
0.16%, 1/5/16	8,000	7,997
0.19%, 1/5/16	2,000	1,999
0.18%, 1/8/16	5,000	4,997
0.16%, 1/12/16	5,000	4,998
0.21%, 1/12/16	5,000	4,997
0.23%, 1/19/16	2,000	1,999
0.30%, 3/4/16	2,000	1,997
0.30%, 3/11/16	4,000	3,995
0.31%, 3/16/16	4,000	3,994
0.31%, 3/17/16	3,000	2,996
0.32%, 3/22/16	5,000	4,992
0.34%, 5/9/16	8,000	7,984
0.36%, 5/25/16	4,000	3,991
0.37%, 6/10/16	5,000	4,987
0.38%, 6/15/16	5,000	4,987
0.39%, 6/16/16	7,000	6,981
0.39%, 6/22/16	5,000	4,986
0.39%, 6/29/16	4,000	3,988
0.41%, 7/27/16	4,000	3,987
0.42%, 8/2/16	8,000	7,972
0.44%, 8/30/16	4,000	3,984

FFCB FRN, 0.17%, 10/1/15 (2)	15,000	15,000
0.21%, 10/1/15 (2)	45,000	45,009
0.22%, 10/1/15 (2)	16,000	16,000
0.25%, 10/1/15 (2)	11,000	11,004
0.20%, 10/2/15 (2)	15,000	14,998
0.23%, 10/2/15 (2)	4,000	4,001
0.18%, 10/3/15 (2)	5,000	5,000
0.19%, 10/5/15 (2)	18,000	17,999
0.16%, 10/6/15 (2)	14,000	13,999

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 60.3% (1) – continued

Federal Farm Credit Bank – 18.5% – continued
0.18%, 10/6/15 (2)	$5,000	$5,000
0.22%, 10/6/15 (2)	10,000	10,008
0.16%, 10/7/15 (2)	5,000	5,000
0.19%, 10/9/15 (2)	52,000	51,993
0.19%, 10/10/15 (2)	10,000	9,999
0.17%, 10/13/15	75,000	75,002
0.19%, 10/18/15 (2)	10,000	9,999
0.22%, 10/19/15 (2)	16,000	16,001
0.19%, 10/20/15 (2)	28,000	27,998
0.24%, 10/20/15 (2)	10,000	10,005
0.19%, 10/22/15 (2)	22,000	21,997
0.18%, 10/24/15 (2)	5,000	4,999
0.25%, 10/24/15 (2)	3,000	3,001
0.17%, 10/26/15 (2)	8,000	8,000
0.14%, 10/28/15 (2)	11,000	11,000
0.21%, 12/30/15 (2)	13,000	12,999
		672,810

Federal Home Loan Bank – 40.4%

FHLB Bonds, 0.09%, 10/8/15	29,000	29,000
0.16%, 10/13/15	22,000	22,000
0.17%, 10/16/15	7,000	7,000
0.17%, 11/6/15	22,000	21,999
0.18%, 11/6/15	5,000	5,000
0.13%, 11/18/15	7,000	6,999
0.22%, 11/23/15	5,000	5,000
0.22%, 12/4/15	6,000	6,000
0.23%, 1/8/16	3,000	3,000
0.34%, 1/25/16	3,000	3,001
0.25%, 1/26/16	5,000	5,000
0.26%, 1/27/16	12,000	11,999
0.25%, 2/2/16	4,000	3,999
1.00%, 3/11/16	4,000	4,012
0.33%, 4/1/16	5,000	4,999

FHLB Discount Notes, 0.05%, 10/7/15	35,000	35,000
0.09%, 10/14/15	5,000	5,000
0.19%, 10/14/15	20,000	19,999
0.09%, 10/21/15	38,000	37,998
0.16%, 11/6/15	39,000	38,994
0.10%, 11/10/15	40,000	39,996
0.18%, 11/12/15	4,000	3,999
0.17%, 11/23/15	6,000	5,998
0.19%, 12/15/15	88,500	88,465

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 60.3% (1) – continued

Federal Home Loan Bank – 40.4% – continued
0.22%, 1/6/16	$20,000	$19,988
0.17%, 1/8/16	40,000	39,982
0.23%, 1/13/16	62,000	61,960
0.23%, 1/20/16	104,000	103,928
0.24%, 1/22/16	23,000	22,983
0.17%, 1/25/16	38,000	37,979
0.24%, 1/25/16	54,000	53,958
0.25%, 1/26/16	10,000	9,992
0.26%, 2/1/16	31,000	30,972
0.23%, 2/2/16	5,000	4,996
0.26%, 2/2/16	8,000	7,993
0.19%, 2/3/16	38,000	37,975
0.20%, 2/3/16	100,000	99,932
0.28%, 2/8/16	4,000	3,996
0.30%, 2/12/16	8,000	7,991
0.27%, 2/16/16	32,000	31,967
0.13%, 2/23/16	20,000	19,996
0.28%, 2/23/16	8,000	7,991
0.29%, 2/26/16	12,000	11,986
0.30%, 3/4/16	50,000	49,935

FHLB FRN, 0.19%, 10/2/15 (2)	10,000	10,000
0.19%, 10/11/15 (2)	22,000	22,000
0.15%, 10/17/15 (2)	30,000	30,000
0.16%, 10/18/15 (2)	35,000	35,000
0.17%, 10/20/15 (2)	18,000	18,000
0.21%, 10/21/15 (2)	19,000	19,000
0.15%, 10/23/15 (2)	29,000	29,000
0.20%, 10/23/15	7,000	7,000
0.13%, 10/26/15 (2)	35,000	34,999
0.16%, 10/27/15 (2)	18,000	18,000
0.18%, 10/28/15 (2)	11,000	11,000
0.18%, 11/7/15 (2)	33,000	32,993
0.18%, 11/10/15 (2)	49,000	48,989
0.18%, 11/13/15 (2)	20,000	19,996
0.17%, 11/17/15 (2)	20,000	19,996
0.19%, 11/17/15 (2)	30,000	29,993
0.21%, 11/26/15 (2)	6,000	5,999
		1,472,922

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 60.3% (1) – continued

Tennessee Valley Authority – 1.4%

TVA Discount Note, 0.08%, 10/6/15	$50,000	$49,999
Total U.S. Government Agencies
(Cost $2,195,731)		2,195,731

U.S. GOVERNMENT OBLIGATIONS – 3.7%

U.S. Treasury Bills – 2.1%
0.11%, 1/21/16	16,000	15,994
0.12%, 1/21/16	20,000	19,993
0.13%, 1/21/16	20,000	19,992
0.27%, 3/3/16	20,000	19,977
		75,956

U.S. Treasury Floating Rate Notes – 1.6%
0.06%, 10/1/15 (2)	29,510	29,508
0.08%, 10/1/15 (2)	4,000	4,000
0.09%, 10/1/15 (2)	18,000	17,999
0.10%, 10/1/15 (2)	6,000	6,000
		57,507
Total U.S. Government Obligations
(Cost $133,463)		133,463

Investments, at Amortized Cost
($2,329,194)		2,329,194

REPURCHASE AGREEMENTS – 35.8%

Repurchase Agreements – 35.8% (3)

Bank of America N.A., dated 9/30/15, repurchase price $580,002 0.12%, 10/1/15	580,000	580,000

Citigroup Global Markets, Inc., dated 9/30/15, repurchase price $100,000 0.12%, 10/1/15	100,000	100,000

Citigroup Global Markets, Inc., dated 9/30/15, repurchase price $4,564 0.10%, 10/1/15	4,564	4,564

See Notes to the Financial Statements.

MONEY MARKET FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 35.8% – continued

Repurchase Agreements – 35.8% (3) – continued

Mizuho Securities USA, Inc., dated 9/30/15, repurchase price $620,004 0.18%, 10/1/15	$620,000	$620,000
		1,304,564
Total Repurchase Agreements
(Cost $1,304,564)		1,304,564

Total Investments – 99.8%
(Cost $3,633,758) (4)		3,633,758

Other Assets less Liabilities – 0.2%		6,076
NET ASSETS – 100.0%		$3,639,834

(1)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC in conservatorship. The United States Treasury has put in place a set of financing agreements to ensure that these entities continue to meet their obligations to holders of bonds that they have issued or guaranteed.
(2)	Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity and/or credit risk.
(3)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FHLB	$58,775	0.00% – 2.13%	10/14/15 – 6/10/22
FHLMC	$73,343	0.00% – 7.00%	1/13/16 – 3/1/41
FNMA	$950,838	0.00% – 6.43%	10/30/15 – 6/1/45
GNMA	$18,544	2.75% – 6.50%	12/20/21 – 8/20/45

U.S. Treasury Bonds	$20,086	0.00% – 8.88%	8/15/17 – 11/15/44

U.S. Treasury Notes	$219,351	0.63% – 3.63%	8/31/17 – 11/15/24
Total	$1,340,937

(4)	The cost for federal income tax purposes was approximately $3,633,758,000.

Percentages shown are based on Net Assets.

At September 30, 2015, the maturity analysis for the Fund as a percentage of investments was:

MATURITY ANALYSIS	% OF TOTAL INVESTMENTS
Overnight	28.9%
2 – 15 Days	25.4
16 – 30 Days	20.8
31 – 60 Days	7.5
61 – 97 Days	8.5
98 – 180 Days	7.9
181 – 270 Days	0.8
271 – 366 Days	0.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments, which are carried at amortized cost, which approximates fair value, by the above fair value hierarchy as of September 30, 2015:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Select Money Market Fund (1)	$–	$3,633,758	$–	$3,633,758

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	MONEY MARKET FUNDS

MONEY MARKET FUNDS

ABBREVIATIONS AND OTHER INFORMATION	SEPTEMBER 30, 2015 (UNAUDITED)

EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

BANS	Bond Anticipation Notes	IDA	Industrial Development Authority
COPS	Certificates of Participation	IDB	Industrial Development Board
CP	Commercial Paper	IDR	Industrial Development Revenue
EDA	Economic Development Authority	LOC	Letter of Credit
FFCB	Federal Farm Credit Bank	PCR	Pollution Control Revenue
FHLB	Federal Home Loan Bank	SFM	Single Family Mortgage
FHLMC	Federal Home Loan Mortgage Corporation	TANS	Tax Anticipation Notes
FNMA	Federal National Mortgage Association	TRANS	Tax and Revenue Anticipation Notes
FRCD	Floating Rate Certificates of Deposit	TRB	Tax Revenue Bonds
FRN	Floating Rate Notes	TVA	Tennessee Valley Authority
GNMA	Government National Mortgage Association	VRDB	Variable Rate Demand Bonds
G.O.	General Obligation	VRDP	Variable Rate Demand Preferred
Gtd.	Guaranteed

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity date represents the next interest reset date for floating rate securities. For all other securities, the date shown represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

MONEY MARKET FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2015 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 47 funds as of September 30, 2015, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The California Municipal Money Market, Money Market, Municipal Money Market, U.S. Government Money Market and U.S. Government Select Money Market Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust, except for the California Municipal Money Market Fund, which is a non-diversified portfolio. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”), or “U.S. GAAP.” The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES The investments held by the Funds are valued at amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity.

If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Funds’ Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and Fund Administration and NTI’s Compliance and Risk Management groups. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing of fair valued securities are reported quarterly to the Valuation Committee of the Board.

B) CREDIT ENHANCEMENTS Certain investments owned by the Funds (primarily the California Municipal Money Market Fund and Municipal Money Market Fund) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Fund’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, the insurers’ exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

NORTHERN FUNDS SEMIANNUAL REPORT	47	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

C) REPURCHASE AGREEMENTS The Funds may enter into repurchase agreements under the terms of a master repurchase agreement by which the Funds purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature which allows the Funds to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Funds, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago. The Funds are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Funds may be delayed or limited.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), each Fund and other Funds of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Funds and does not collect any additional fees from the Funds for such services. The Money Market Fund and U.S. Government Money Market Fund have entered into such joint repurchase agreements at September 30, 2015, as reflected in their accompanying Schedules of Investments.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. In addition, the netting agreements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of September 30, 2015, the Funds have not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to netting agreements.

The following tables present the repurchase agreements, which are subject to netting agreements, as well as the collateral delivered related to those repurchase agreements.

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT
Money Market	Bank of America	$25,000	$(25,000)	$—
	Societe Generale	70,000	(70,000)	—
	Federal Reserve	2,350,000	(2,350,000)	—
	Goldman Sachs	55,000	(55,000)	—
	HSBC Securities	40,000	(40,000)	—
	JPMorgan	140,000	(140,000)	—
	Scotia Capital	90,000	(90,000)	—
	Total	$2,770,000	$(2,770,000)	$—

MONEY MARKET FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

Amounts in thousands			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN THE STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT
U.S. Government Money Market	Bank of America	$267,396	$(267,396)	$—
	Societe Generale	67,397	(67,397)	—
	BNP Paribas	75,000	(75,000)	—
	Citigroup	47,746	(47,746)	—
	Mizuho	100,000	(100,000)	—
	Total	$557,539	$(557,539)	$—
U.S. Government Select Money Market	Bank of America	$580,000	$(580,000)	$—
	Citigroup	104,564	(104,564)	—
	Mizuho	620,000	(620,000)	—
	Total	$1,304,564	$(1,304,564)	$—

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. Certain Funds may receive dividend income from investment companies. Dividend income is recognized on the ex-dividend date. The California Municipal Money Market Fund’s and Municipal Money Market Fund’s income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all the Funds in the Trust in proportion to each Fund’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications may relate to net operating losses and expired capital loss carryforwards. These reclassifications have no impact on the net assets or the NAVs of the Funds.

At March 31, 2015, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED UNDISTRIBUTED NET REALIZED LOSSES
Municipal Money Market	$144	$(144)
U.S. Government Money Market	4	(4)
U.S. Government Select Money Market	5	(5)

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

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MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

At March 31, 2015, the capital loss carryforward for U.S. federal income tax purposes and the respective year of expiration was as follows:

Amount in thousands	MARCH 31, 2018
Money Market	$8,455

The Fund in the above table may offset future capital gains with this capital loss carryforward until the capital loss carryforward expires.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

POST-ENACTMENT LOSSES

Amount in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
California Municipal Money Market	$9	$ —

The Fund in the above table may offset future capital gains with these capital loss carryforwards.

At March 31, 2015, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
California Municipal Money Market	$2	$ —
Money Market	—	119
Municipal Money Market	44	144
U.S. Government Money Market	—	13
U.S. Government Select Money Market	—	33

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2015, was as follows:

	DISTRIBUTION FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
California Municipal Money Market	$43	$ —	$ —
Money Market	—	786	—
Municipal Money Market	654	150	383
U.S. Government Money Market	—	146	—
U.S. Government Select Money Market	—	351	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2014, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*
California Municipal Money Market	$40	$ —
Money Market	—	801
Municipal Money Market	611	550
U.S. Government Money Market	—	138
U.S. Government Select Money Market	—	354

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2015, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns filed for the fiscal years ended March 31, 2012 through March 31, 2014 remain subject to examination by the Internal Revenue Service. Interest or penalties

MONEY MARKET FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense on the Statements of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2015.

Service Plan expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2015.

4. BANK BORROWINGS

The Trust entered into a $250,000,000 senior unsecured revolving credit facility on November 24, 2014, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.08 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations. The Credit Facility expires on November 23, 2015.

At a meeting held on November 18-19, 2015, the Board approved an agreement with Citibank, N.A. that replaced the Credit Facility (the “New Credit Facility”). The New Credit Facility is in the amount of $250,000,000. The interest rate charged under the New Credit Facility is the sum of (x) the Federal Funds Rate plus (y) if one month LIBOR on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (z) 1.00% per annum. In addition, there is an annual commitment fee of 0.10 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 23, 2015 and will expire on November 21, 2016, unless renewed.

At September 30, 2015, the Funds did not have any outstanding borrowings.

The Funds did not have any borrowings or incur any interest expense for the six months ended September 30, 2015.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2015, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the table below.

	CONTRACTUAL
	ANNUAL MANAGEMENT FEE	EXPENSE LIMITATIONS
California Municipal Money Market	0.33%	0.35%
Money Market	0.33%	0.35%
Municipal Money Market	0.33%	0.35%
U.S. Government Money Market	0.33%	0.35%
U.S. Government Select Money Market	0.33%	0.35%

The contractual reimbursement arrangements described above are expected to continue until at least July 31, 2016. The contractual reimbursement arrangements will continue automatically for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

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MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

In addition, in order to avoid a negative yield, NTI may reimburse additional expenses or waive advisory fees of a Fund, as necessary. Any such expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee that a Fund will be able to avoid a negative yield. During the six months ended September 30, 2015, NTI voluntarily reimbursed fees to avoid a negative yield for the California Municipal Money Market Fund, Money Market Fund, Municipal Money Market Fund, U.S. Government Money Market Fund and U.S. Government Select Money Market Fund. The amounts voluntarily reimbursed by NTI are included in Less expenses voluntarily reimbursed by investment adviser in the Statements of Operations and the amounts outstanding at September 30, 2015 are included as part of Receivable from affiliates for expense reimbursements in the Statements of Assets and Liabilities. Any such reimbursement or waiver is paid monthly to the Funds by NTI.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets outstanding for each of the Funds.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board of Trustees. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

On June 26, 2015, Northern Trust Corporation, the parent company of NTI, voluntarily made a cash contribution of approximately $8,190,000 to the Money Market Fund to offset legacy net losses realized by the Money Market Fund in certain securities. The contribution is shown on the Money Market Fund’s Statements of Operations, Statements of Changes in Net Assets and Financial Highlights as “Net increase from payment by affiliate”.

7. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2015, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
California Municipal Money Market	$973,250	$6	$(1,051,008)	$(77,752)
Money Market	13,037,775	148	(13,419,797)	(381,874)
Municipal Money Market	10,698,033	48	(11,614,618)	(916,537)
U.S. Government Money Market	2,643,142	20	(2,905,409)	(262,247)
U.S. Government Select Money Market	5,776,842	37	(5,496,742)	280,137

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

MONEY MARKET FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

Transactions in capital shares for the fiscal year ended March 31, 2015, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
California Municipal Money Market	$2,231,513	$12	$(2,209,760)	$21,765
Money Market	26,919,907	291	(26,054,732)	865,466
Municipal Money Market	24,413,150	205	(24,567,476)	(154,121)
U.S. Government Money Market	5,851,961	44	(5,471,812)	380,193
U.S. Government Select Money Market	11,620,412	80	(11,987,836)	(367,344)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

8. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

9. OTHER MATTERS

On July 23, 2014, the SEC voted to amend the rules under the 1940 Act which currently govern the operations of the Funds. The new rules represent a substantial change for the industry, and they vary based on the type of fund and investor. For purposes of the amendments, money market funds are divided into three categories: 1) government funds, which will be required to invest at least 99.5% of total assets (previously 80%) in cash, U.S. government securities issued or guaranteed by the U.S. government or its agencies and instrumentalities and/or repurchase agreements “collateralized fully” by cash or U.S. government securities; 2) institutional prime funds, which invest primarily in credit instruments; and 3) municipal/tax-exempt funds, which invest in municipal and tax-exempt securities. In addition, the rules provide a distinction between retail and institutional money market funds. To be considered a retail fund, the fund must maintain policies and procedures reasonably designed to limit all beneficial owners of the fund to “natural persons.” The new requirements include:

•

Floating net asset value (“NAV”) – Only institutional prime and institutional municipal/ tax-exempt funds will be required to move to a floating NAV. Funds subject to this requirement will need to round daily NAVs to the fourth decimal point (e.g., $1.0000), rather than the current practice whereby NAVs are fixed at $1.00 per share.

•

Liquidity fees and redemption gates – Under the new rules, all money market funds (except for government money market funds, for which liquidity fees and gates are optional) may impose fees or temporarily suspend redemptions if the fund’s level of weekly liquid assets falls below a certain threshold:

•

If a fund’s weekly liquid assets fall below 30%, the board would be allowed to impose a liquidity fee of up to 2% on all redemptions and/or suspend investor redemptions for up to 10 business days during any 90-day period.

•	If a fund’s weekly liquid assets fall below 10%, the board is required to impose a 1% liquidity fee unless the board determines to impose a different fee or no fee.

•	In addition, all money market funds are subject to new diversification and enhanced stress-testing requirements, along with enhanced disclosure and reporting requirements.

Effective September 30, 2015, the U.S. Government Money Market Fund and the U.S. Government Select Money Market Fund each seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 99.5%) of its total assets in cash, securities issued or guaranteed as to principal and interest by the U.S. government or by a person controlled or supervised by and acting as an instrumentality of the U.S. government pursuant to authority granted by the Congress of the United States or any certificate of deposit of any of the foregoing, and repurchase agreements that are fully collateralized by cash or such securities. Subject to the foregoing 99.5% investment strategy requirement, under normal circumstances, the U.S. Government Select Money Market Fund will seek to acquire only those U.S. government securities paying interest that generally is exempt from state income taxation.

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MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

In order to provide market participants adequate time to prepare for these changes, the compliance date for the amendments relating to government fund investment thresholds, floating NAV and liquidity fees and redemption gates is October 14, 2016, while shorter compliance periods apply to other money market fund reforms. At this time, management is evaluating the implications of these amendments and their impact on the Funds’ operations, financial statements and accompanying notes.

10. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

MONEY MARKET FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

FUND EXPENSES	SEPTEMBER 30, 2015 (UNAUDITED)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2015 through September 30, 2015.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/15 - 9/30/15” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not incur any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CALIFORNIA MUNICIPAL MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.05%	$1,000.00	$1,000.10	$0.25
Hypothetical**	0.05%	$1,000.00	$1,024.82	$0.25

MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.22%	$1,000.00	$1,000.10	$1.10
Hypothetical**	0.22%	$1,000.00	$1,023.97	$1.12

MUNICIPAL MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.08%	$1,000.00	$1,000.10	$0.40
Hypothetical**	0.08%	$1,000.00	$1,024.67	$0.41

U.S. GOVERNMENT MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.12%	$1,000.00	$1,000.10	$0.60
Hypothetical**	0.12%	$1,000.00	$1,024.47	$0.61

U.S. GOVERNMENT SELECT MONEY MARKET

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.12%	$1,000.00	$1,000.10	$0.60
Hypothetical**	0.12%	$1,000.00	$1,024.47	$0.61

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2015. Expenses are calculated by multiplying the annualized expense ratio by the average account value over the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

NORTHERN FUNDS SEMIANNUAL REPORT	55	MONEY MARKET FUNDS

MONEY MARKET FUNDS

APPROVAL OF MANAGEMENT AGREEMENT

The Board of Trustees oversees the management of Northern Funds (the “Trust”), and reviews the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to all of the Funds by the Board of Trustees, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 20-21, 2015 (the “Annual Contract Meeting”).

In advance of the Annual Contract Meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Northern. The Trustees received written materials and verbal presentations relating to the Management Agreement in preparation for their consideration of the Management Agreement, as well as reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Management Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Funds. The Trustees noted that the evaluation process with respect to Northern is an ongoing one. In this regard, the Trustees received materials and information relating to Northern’s investment management services both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Funds in comparison to other mutual funds; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and cyber-security program; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual management fees and the total expenses (after reimbursements) borne by the Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. It was noted that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern. The Trustees considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds. They noted

MONEY MARKET FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

Northern’s enhancements to technology during the year including enhancements to cybersecurity controls, and those planned for the coming year. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the Funds’ regular reporting on stress testing. The Trustees also received information regarding the cyber-security program of Northern and its affiliates. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from Northern regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the high quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued active involvement of internal audit in reviewing operations related to the Funds. The Trustees also took into account that the scope of services provided by Northern, and of the undertakings required of Northern in connection with those services, including maintaining and monitoring their own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees also noted Northern’s undertakings with respect to the Funds and its shareholders to address the amendments to Rule 2a-7 of the 1940 Act.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior and investment personnel. The Trustees also considered Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which encourages investment in the Funds, as well as the consistency of Northern personnel and investment approach with respect to the Funds. The Trustees also noted Northern’s and its affiliates’ strong financial position, stability and willingness to support the Funds. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of the Funds. They first considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. The Trustees also considered the low interest rate investment in which the Funds were operating and Northern’s contributions to the Funds to prevent negative yield. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Lipper. The Trustees were provided with a description of the methodology Lipper used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. Among other performance data considered, the Trustees noted that the Money Market Fund’s performance was equal to its Lipper performance universe average for the one- and three-year periods ended January 31, 2015 and it slightly underperformed its Lipper performance universe average for the five-year period; that the Municipal Money Market Fund slightly underperformed its Lipper performance universe average for the three-year period and its performance was equal to its Lipper performance universe average for the one- and five year periods; and that each of the other Funds’ performance was equal to its Lipper performance universe average for the one-, three- and five-year periods. The Trustees noted that the California Municipal Money Market, Money Market, U.S. Government Money Market and U.S. Government Select Money Market Funds’ percentile performance rankings were in the top 35% of their respective performance universes for the one-year and three-year periods ending January 31, 2015.

The Trustees took into account management’s discussion of the Funds’ performance. They considered the Funds’ investment performance relative to the investor base the Funds are intended to serve. The Trustees noted the potential impact of the relative risk parameters of the different Funds. In particular, they considered that with respect to fixed income securities, Northern had an investment style that seeks out securities with higher credit parameters than many other fixed-income investment advisers. They took into consideration that Northern’s more risk averse investment strategies may cause the Funds to underperform against their peers during certain market environments. The Trustees also took into consideration the extreme market volatility in recent years, as well as the steps taken by Northern to manage the Funds to maintain stable net asset values during the recent market and economic environments, including in relation to Eurozone banking issues and the extremely low interest rate environment.

In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues, if any. The Trustees determined, based on the information received, that Northern was appropriately monitoring any Funds that were underperforming relative to their peers.

The Trustees concluded based on the information received, that the Funds’ performance was satisfactory.

NORTHERN FUNDS SEMIANNUAL REPORT	57	MONEY MARKET FUNDS

MONEY MARKET FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates and net management fees paid by the Funds after taking into account any expense reimbursements; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; the voluntary expense reimbursements made by Northern to maintain a positive yield for the Funds and its plans to provide additional reimbursements to keep the Funds within their expense caps; and whether a consistent methodology was in place in determining the fees and expenses of the Funds. They noted that the voluntary expense reimbursements being made by Northern to the Funds could be terminated at any time. The Trustees also considered the additional contractual expense reimbursements that were in effect during the past year. The Trustees also noted certain actions taken by Northern over the years to reduce Fund expenses, including a reduction in the transfer agency fee and elimination of the fund accounting fee for the Funds, as a part of the restructuring of advisory and administrative fees in 2014.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Lipper. In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. The Trustees considered that the contractual management fee rates for each of the Funds were at or below its respective Lipper peer group median. The Trustees also noted that the Funds’ net management fees (with the exception of the U.S. Government Money Market and U.S. Government Select Money Market Funds) were at or below their Lipper peer group medians. They also considered that the total expense ratios after reimbursement of expenses for the U.S. Government Money Market and U.S. Government Select Money Market Funds were slightly above their respective Lipper peer objective medians, and that each of the other Funds’ total expense ratios after reimbursement of expenses were below their respective Lipper peer objective medians. The Trustees took into account Northern’s discussion of the Funds’ expenses, including the explanation that Lipper used fiscal year end data and that Lipper peer funds experienced different interest rates levels during their fiscal years and thus different gross yields, which determined the actual expenses of those funds. The Trustees also noted that Northern had waived and/or reimbursed management fees for each of the Funds. The Trustees also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts. They noted that there were not applicable comparisons for certain of the Funds. For Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Funds and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds.

In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and an overall basis and both before and after distribution and certain non-distribution costs, such as shareholder servicing fees. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. In addition to considering actual profitability information, the Trustees also considered pro-forma profitability information for the prior year that reflected the change in management fee structure. The Trustees also noted that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent. The Trustees also noted that Northern pays the Funds’ sub-administrative fees from the management fee. The Trustees also reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s fee waivers and expense reimbursements during the year to maintain the Funds’ expense ratios near or below the Lipper peer group median and to prevent negative yield. The Trustees also took into account the high quality of the services received by the Funds from Northern, as well as the type of funds. The Trustees also noted the reduction in the transfer agency fee paid to the Funds’ transfer agent, an affiliate of Northern, as well as the elimination of the fund accounting fee for the funds of the Trust. The Trustees also considered that Northern should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered whether Northern had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees took into account

MONEY MARKET FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds are sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees noted the recent change to the management fee structure. The Trustees also considered the voluntary expense reimbursements made by Northern to the Funds to prevent negative yield in the current low interest rate environment. The Trustees also noted that the Funds’ contractual management fees were at or below the median of their respective expense peer groups and that total expenses of each of the Funds after reimbursements were near or below the median of their respective expense groups.

The Trustees determined that the Funds’ current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company or its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also considered the extent to which Northern and its other clients, as well as the Funds, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios. The Trustees also noted the benefits to Northern and its affiliates from the ability to leverage resources over a larger asset base.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fees paid by each of the Funds was reasonable in light of the services provided by Northern, its costs and the Fund’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of each of the Funds and its respective shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement for an additional one-year term.

NORTHERN FUNDS SEMIANNUAL REPORT	59	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at www.northernfunds.com or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

MONEY MARKET FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

17	SCHEDULES OF INVESTMENTS

EQUITY FUNDS

17	MULTI-MANAGER EMERGING MARKETS EQUITY FUND
Ticker Symbol: NMMEX

25	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
Ticker Symbol: NMFIX

28	MULTI-MANAGER GLOBAL REAL ESTATE FUND
Ticker Symbol: NMMGX

31	MULTI-MANAGER INTERNATIONAL EQUITY FUND
Ticker Symbol: NMIEX

39	MULTI-MANAGER LARGE CAP FUND
Ticker Symbol: NMMLX

43	MULTI-MANAGER MID CAP FUND
Ticker Symbol: NMMCX

48	MULTI-MANAGER SMALL CAP FUND
Ticker Symbol: NMMSX

FIXED INCOME FUNDS

53	MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND
Ticker Symbol: NMEDX

63	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
Ticker Symbol: NMHYX

83	NOTES TO THE FINANCIAL STATEMENTS

100	FUND EXPENSES

102	APPROVAL OF SUB-ADVISORY AGREEMENT

112	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds’ investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The recent volatility in the stock market has produced short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, Northern Funds’ performance may be subject to substantial short-term changes.

This report contains certain forward-looking statements about factors that may affect the performance of Northern Funds in the future. These statements are based on Northern Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Funds’ management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	MULTI-MANAGER EMERGING MARKETS EQUITY FUND	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	MULTI-MANAGER GLOBAL REAL ESTATE FUND
ASSETS:
Investments, at value	$865,149	$1,157,205	$602,433
Investments in affiliates, at value	14,651	40,479	11,479
Foreign currencies, at value (cost $6,186, $244, $112, $3,626, $405, respectively)	6,153	244	115
Dividend income receivable	1,459	1,714	1,561
Interest income receivable	–	36	–
Receivable for foreign tax reclaimable	477	2,212	837
Receivable for securities sold	3,936	24,889	9,946
Receivable for variation margin on futures contracts	–	241	–
Receivable for fund shares sold	772	360	255
Receivable from investment adviser	16	5	9
Credit Default Swap Contracts Premiums Paid	–	–	–
Unrealized gain on interest rate swap agreements	–	–	–
Unrealized gain on forward foreign currency exchange contracts	1	–	–
Prepaid and other assets	6	16	20
Total Assets	892,620	1,227,401	626,655
LIABILITIES:
Cash overdraft	–	–	–
Unrealized loss on interest rate swap agreements	–	–	–
Unrealized loss on forward foreign currency exchange contracts	3	–	–
Payable for securities purchased	860	18,151	2,702
Payable for when-issued securities	–	–	–
Payable for variation margin on futures contracts	–	–	–
Payable for fund shares redeemed	2,520	1,983	557
Payable to affiliates:
Management fees	189	177	107
Custody and accounting fees	16	21	12
Shareholder servicing fees	26	2	10
Transfer agent fees	2	3	2
Trustee fees	1	–	–
Accrued other liabilities	100	35	25
Total Liabilities	3,717	20,372	3,415
Net Assets	$888,903	$1,207,029	$623,240
ANALYSIS OF NET ASSETS:
Capital stock	$963,626	$1,268,118	$529,031
Accumulated undistributed net investment income (loss)	9,750	9,136	7,526
Accumulated undistributed net realized gain (loss)	(35,756)	(7,554)	71,051
Net unrealized appreciation (depreciation)	(48,717)	(62,671)	15,632
Net Assets	$888,903	$1,207,029	$623,240
Shares Outstanding ($.0001 par value, unlimited authorization)	57,995	107,572	40,942
Net Asset Value, Redemption and Offering Price Per Share	$15.33	$11.22	$15.22
Investments, at cost	$913,771	$1,219,728	$586,711
Investments in affiliates, at cost	14,651	40,479	11,479

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2015 (UNAUDITED)

MULTI-MANAGER INTERNATIONAL EQUITY FUND	MULTI-MANAGER LARGE CAP FUND	MULTI-MANAGER MID CAP FUND	MULTI-MANAGER SMALL CAP FUND	MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

$1,574,312	$392,427	$624,736	$203,197	$65,140	$355,699
81,726	8,404	22,819	6,673	5,938	17,031
3,247	–	–	–	403	–
3,342	435	561	175	–	19
3	–	–	–	1,022	6,348
5,329	–	–	–	33	–
21,145	10,533	58	4,467	4,745	4,967
527	75	118	33	–	16
786	–	261	52	208	1,932
24	3	7	3	3	8
–	–	–	–	14	–
–	–	–	–	111	–
–	–	–	–	383	275
17	13	10	10	4	6
1,690,458	411,890	648,570	214,610	78,004	386,301

–	–	–	–	117	–
–	–	–	–	78	–
–	–	–	–	431	23
10,491	4,153	127	1,934	1,572	7,860
–	–	–	–	–	1,064
–	9	15	14	–	–
1,857	930	772	372	–	939
312	59	105	38	11	54
28	11	14	11	4	9
7	4	30	1	–	3
4	1	2	1	–	1
1	–	4	1	–	–
87	27	31	26	31	27
12,787	5,194	1,100	2,398	2,244	9,980
$1,677,671	$406,696	$647,470	$212,212	$75,760	$376,321

$1,793,316	$245,111	$459,513	$146,188	$97,818	$420,035
19,631	202	1,709	(418)	(2,773)	205
(111,572)	76,753	58,732	44,849	(10,957)	(5,158)
(23,704)	84,630	127,516	21,593	(8,328)	(38,761)
$1,677,671	$406,696	$647,470	$212,212	$75,760	$376,321
181,888	46,822	55,285	23,255	9,056	40,270
$9.22	$8.69	$11.71	$9.13	$8.37	$9.35
$1,596,934	$307,742	$497,015	$181,601	$73,415	$394,558
81,726	8,404	22,819	6,673	5,938	17,031

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	MULTI-MANAGER EMERGING MARKETS EQUITY FUND	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
INVESTMENT INCOME:
Dividend income	$19,067 (1)	$26,417 (1)
Dividend income from investments in affiliates	1	2
Interest income	–	530
Total Investment Income	19,068	26,949
EXPENSES:
Management fees	7,653	6,014
Custody fees	550	624
Transfer agent fees	89	101
Blue sky fees	13	12
SEC fees	2	2
Printing fees	20	14
Audit fees	11	11
Legal fees	11	11
Shareholder servicing fees	97	8
Trustee fees	8	9
Interest expense	2	–
Other	22	12
Total Expenses	8,478	6,818
Less expenses reimbursed by investment adviser	(482)	(78)
Net Expenses	7,996	6,740
Net Investment Income (Loss)	11,072	20,209
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(5,123)	(9,463)
Credit Default Swap Agreements	–	–
Futures contracts	–	(737)
Foreign currency transactions	(557)	(38)
Net change in unrealized appreciation (depreciation) on:
Investments	(188,781)	(101,013)
Interest Rate Swap Agreements	–	–
Futures contracts	–	(94)
Foreign currency translations	186	27
Net Losses	(194,275)	(111,318)
Net Decrease in Net Assets Resulting from Operations	$(183,203)	$(91,109)

(1)	Net of $2,073, $2,085, $261, $2,861 and $29, respectively, in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED)

MULTI- MANAGER GLOBAL REAL ESTATE FUND	MULTI- MANAGER INTERNATIONAL EQUITY FUND	MULTI- MANAGER LARGE CAP FUND	MULTI- MANAGER MID CAP FUND	MULTI- MANAGER SMALL CAP FUND	MULTI- MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	MULTI- MANAGER HIGH YIELD OPPORTUNITY FUND

$11,043 (1)	$27,697 (1)	$4,159	$5,406	$1,371	$–	$246
1	4	1	1	1	–	1
–	2	–	–	–	2,957 (1)	14,098
11,044	27,703	4,160	5,407	1,372	2,957	14,345

3,692	10,433	2,127	3,689	1,421	433	1,990
334	845	51	77	59	63	228
53	138	36	56	20	8	35
12	13	11	12	11	11	21
1	4	1	1	1	1	1
11	25	10	10	10	10	10
9	14	9	8	9	9	9
8	14	9	14	8	8	8
27	35	12	89	5	–	8
4	13	4	4	4	4	4
–	–	–	–	–	1	7
8	19	7	7	7	7	7
4,159	11,553	2,277	3,967	1,555	555	2,328
(287)	(511)	(98)	(196)	(104)	(77)	(212)
3,872	11,042	2,179	3,771	1,451	478	2,116
7,172	16,661	1,981	1,636	(79)	2,479	12,229

18,034	50,952	30,917	19,426	27,094	(5,914)	(5,147)
–	–	–	–	–	(7)	–
–	(4,861)	(366)	(345)	(208)	–	114
(65)	693	–	–	–	(174)	235

(79,989)	(268,515)	(56,746)	(89,768)	(49,242)	(4,780)	(28,520)
–	–	–	–	–	33	–
–	(386)	(69)	(597)	(103)	–	–
79	(134)	–	–	–	(45)	104
(61,941)	(222,251)	(26,264)	(71,284)	(22,459)	(10,887)	(33,214)
$(54,769)	$(205,590)	$(24,283)	$(69,648)	$(22,538)	$(8,408)	$(20,985)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	MULTI-MANAGER EMERGING MARKETS EQUITY FUND		MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND		MULTI-MANAGER GLOBAL REAL ESTATE FUND		MULTI-MANAGER INTERNATIONAL EQUITY FUND
Amounts in thousands	SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015
OPERATIONS:
Net investment income (loss)	$11,072	$22,609	$20,209	$28,438	$7,172	$14,530	$16,661	$36,273
Net realized gains (losses)	(5,680)	22,934	(10,238)	37,371	17,969	158,560	46,784	109,161
Net change in unrealized depreciation	(188,595)	(92,844)	(101,080)	(67,947)	(79,910)	(69,016)	(269,035)	(202,601)
Net Increase (Decrease) in Net Assets Resulting from Operations	(183,203)	(47,301)	(91,109)	(2,138)	(54,769)	104,074	(205,590)	(57,167)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	(241,194)	(629,051)	(88,768)	351,992	(81,386)	(128,239)	(32,502)	(835,649)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(241,194)	(629,051)	(88,768)	351,992	(81,386)	(128,239)	(32,502)	(835,649)
DISTRIBUTIONS PAID:
From net investment income	–	(17,000)	(16,937)	(24,470)	(8,057)	(15,281)	–	(44,959)
From net realized gains	–	–	–	(50,719)	–	(90,186)	–	–
Total Distributions Paid	–	(17,000)	(16,937)	(75,189)	(8,057)	(105,467)	–	(44,959)
Total Increase (Decrease) in Net Assets	(424,397)	(693,352)	(196,814)	274,665	(144,212)	(129,632)	(238,092)	(937,775)
NET ASSETS:
Beginning of period	1,313,300	2,006,652	1,403,843	1,129,178	767,452	897,084	1,915,763	2,853,538
End of period	$888,903	$1,313,300	$1,207,029	$1,403,843	$623,240	$767,452	$1,677,671	$1,915,763
Accumulated Undistributed Net Investment Income (Loss)	$9,750	$(1,322)	$9,136	$5,864	$7,526	$8,411	$19,631	$2,970

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2015

MULTI-MANAGER LARGE CAP FUND		MULTI-MANAGER MID CAP FUND		MULTI-MANAGER SMALL CAP FUND		MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND		MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015	SEPT. 30, 2015	MARCH 31, 2015

$1,981	$4,964	$1,636	$2,741	$(79)	$(416)	$2,479	$5,574	$12,229	$32,160
30,551	90,978	19,081	97,568	26,886	52,681	(6,095)	(9,143)	(4,798)	9,591
(56,815)	(36,125)	(90,365)	(21,529)	(49,345)	(30,955)	(4,792)	(5,103)	(28,416)	(36,563)
(24,283)	59,817	(69,648)	78,780	(22,538)	21,310	(8,408)	(8,672)	(20,985)	5,188
(86,288)	(98,762)	(95,110)	(84,965)	(68,555)	(44,279)	(22,085)	19,385	(122,734)	(158,109)

(86,288)	(98,762)	(95,110)	(84,965)	(68,555)	(44,279)	(22,085)	19,385	(122,734)	(158,109)

(1,999)	(4,962)	–	(3,535)	–	(303)	(635)	(4,134)	(12,218)	(32,847)
–	(87,691)	–	(130,062)	–	(63,211)	–	(1,865)	–	(10,424)
(1,999)	(92,653)	–	(133,597)	–	(63,514)	(635)	(5,999)	(12,218)	(43,271)
(112,570)	(131,598)	(164,758)	(139,782)	(91,093)	(86,483)	(31,128)	4,714	(155,937)	(196,192)

519,266	650,864	812,228	952,010	303,305	389,788	106,888	102,174	532,258	728,450
$406,696	$519,266	$647,470	$812,228	$212,212	$303,305	$75,760	$106,888	$376,321	$532,258
$202	$220	$1,709	$73	$(418)	$(339)	$(2,773)	$(4,617)	$205	$194

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014	FISCAL YEAR ENDED MARCH 31, 2013		FISCAL YEAR ENDED MARCH 31, 2012	FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$18.25	$18.98	$18.92	$18.67		$23.13	$20.85
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19	0.24	0.18	0.15		0.22	0.10
Net realized and unrealized gains (losses)	(3.11)	(0.78)	0.09	0.33		(2.07)	4.20
Total from Investment Operations	(2.92)	(0.54)	0.27	0.48		(1.85)	4.30
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	(0.19)	(0.21)	(0.23)		(0.21)	(0.16)
From net realized gains	–	–	–	–		(2.40)	(1.86)
Total Distributions Paid	–	(0.19)	(0.21)	(0.23)		(2.61)	(2.02)
Net Asset Value, End of Period	$15.33	$18.25	$18.98	$18.92		$18.67	$23.13
Total Return(2)	(16.00)%	(2.80)%	1.45%	2.56%		(5.86)%	20.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$888,903	$1,313,300	$2,006,652	$2,264,394		$1,818,621	$2,470,359
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	1.35%	1.35%	1.33%	1.35	%(5)	1.44%	1.45%
Expenses, before reimbursements and credits	1.43%	1.45%	1.53%	1.53%		1.52%	1.52%
Net investment income, net of reimbursements and credits(4)	1.87%	1.25%	1.00%	0.87	%(5)	1.01%	0.42%
Net investment income, before reimbursements and credits	1.79%	1.15%	0.80%	0.69%		0.93%	0.35%
Portfolio Turnover Rate	21.15%	36.18%	54.90%	35.44%		46.58%	76.35%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000, $9,000, $44,000, $81,000, $48,000 and $149,000, which represent less than 0.005, less than 0.005, less than 0.005, less than 0.005, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2015 and the fiscal years ended March 2015, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.
(5)	Effective January 1, 2013, the investment advisers agreed to increase the expense reimbursements they provide to the Fund by contractually limiting the Fund’s total expenses to 1.35%. Prior to January 1, 2013, the expense limitation had been 1.40%.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014	FISCAL YEAR ENDED MARCH 31, 2013(1)
Net Asset Value, Beginning of Period	$12.22	$12.81	$10.86	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	0.26	0.23	0.11
Net realized and unrealized gains (losses)	(1.03)	(0.17)	2.12	0.85
Total from Investment Operations	(0.85)	0.09	2.35	0.96
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.15)	(0.23)	(0.21)	(0.10)
From net realized gains	–	(0.45)	(0.19)	–
Total Distributions Paid	(0.15)	(0.68)	(0.40)	(0.10)
Net Asset Value, End of Period	$11.22	$12.22	$12.81	$10.86
Total Return(3)	(7.00)%	0.64%	22.15%	9.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,207,029	$1,403,843	$1,129,178	$315,734
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits(5)	1.00%	1.00%	1.00%	0.99%
Expenses, before reimbursements and credits	1.01%	1.04%	1.18%	1.27%
Net investment income, net of reimbursements and credits(5)	3.00%	2.05%	2.10%	1.99	%(6)
Net investment income, before reimbursements and credits	2.99%	2.01%	1.92%	1.71	%(6)
Portfolio Turnover Rate	21.88%	58.31%	52.90%	50.68%

(1)	Commenced investment operations on September 18, 2012.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $10,000, $10,000, $15,000 and $10,000, which represent less than 0.005, less than 0.005, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2015 and for the fiscal years ended March 31, 2015 and 2014 and the period from September 18, 2012 (commencement of operations) to March 31, 2013, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.
(6)	As the Fund commenced investment operations on September 18, 2012, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER GLOBAL REAL ESTATE FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014	FISCAL YEAR ENDED MARCH 31, 2013		FISCAL YEAR ENDED MARCH 31, 2012	FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$16.66	$16.81	$19.02	$17.29		$18.20	$17.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19	0.27	0.23	0.23		0.21	0.17
Net realized and unrealized gains (losses)	(1.44)	1.77	(0.17)	2.73		0.09	2.56
Total from Investment Operations	(1.25)	2.04	0.06	2.96		0.30	2.73
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.19)	(0.29)	(0.44)	(0.39)		(0.26)	(0.23)
From net realized gains	–	(1.90)	(1.83)	(0.84)		(0.95)	(1.38)
Total Distributions Paid	(0.19)	(2.19)	(2.27)	(1.23)		(1.21)	(1.61)
Net Asset Value, End of Period	$15.22	$16.66	$16.81	$19.02		$17.29	$18.20
Total Return(2)	(7.53)%	12.76%	0.96%	17.62%		2.66%	16.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$623,240	$767,452	$897,084	$1,142,873		$764,154	$820,472
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	1.10%	1.10%	1.10%	1.16	%(5)	1.27%	1.29%
Expenses, before reimbursements and credits	1.18%	1.26%	1.48%	1.46%		1.47%	1.47%
Net investment income, net of reimbursements and credits(4)	2.04%	1.67%	1.47%	1.24	%(5)	1.20%	0.95%
Net investment income, before reimbursements and credits	1.96%	1.51%	1.09%	0.94%		1.00%	0.77%
Portfolio Turnover Rate	45.11%	117.05%	48.54%	63.98%		64.16%	54.79%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000, $6,000, $22,000, $49,000, $22,000 and $77,000, which represent less than 0.005, less than 0.005, less than 0.005, less than 0.005, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2015 and fiscal years ended March 31, 2015, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.
(5)	Effective January 1, 2013, the investment advisers agreed to increase the expense reimbursements they provide to the Fund by contractually limiting the Fund’s total expenses to 1.10%. Prior to January 1, 2013, the expense limitation had been 1.20%.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER INTERNATIONAL EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014		FISCAL YEAR ENDED MARCH 31, 2013	FISCAL YEAR ENDED MARCH 31, 2012	FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$10.44	$10.92	$9.88		$9.25	$10.17	$9.19
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	0.20	0.12		0.16	0.16	0.07
Net realized and unrealized gains (losses)	(1.31)	(0.45)	1.04		0.65	(0.92)	0.98
Total from Investment Operations	(1.22)	(0.25)	1.16		0.81	(0.76)	1.05
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	(0.23)	(0.12)		(0.18)	(0.16)	(0.07)
From net realized gains	–	–	–		–	–	–
Total Distributions Paid	–	(0.23)	(0.12)		(0.18)	(0.16)	(0.07)
Net Asset Value, End of Period	$9.22	$10.44	$10.92		$9.88	$9.25	$10.17
Total Return(2)	(11.69)%	(2.27)%	11.70%		8.92%	(7.24)%	11.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,677,671	$1,915,763	$2,853,538		$2,205,344	$2,242,204	$3,451,805
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	1.20%	1.21%	1.29	%(5)	1.31%	1.37%	1.38%
Expenses, before reimbursements and credits	1.26%	1.30%	1.41%		1.43%	1.40%	1.41%
Net investment income, net of reimbursements and credits(4)	1.81%	1.45%	1.31	%(5)	1.59%	1.44%	0.74%
Net investment income, before reimbursements and credits	1.75%	1.36%	1.19%		1.47%	1.41%	0.71%
Portfolio Turnover Rate	66.48%	35.87%	39.36%		53.03%	70.80%	123.93%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $20,000, $19,000, $66,000, $114,000, $92,000 and $374,000, which represent less than 0.005, less than 0.005, less than 0.005, 0.01, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2015 and for the fiscal years ended March 31, 2015, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.
(5)	Effective January 1, 2014, the investment adviser agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund’s total expenses to 1.20%. Prior to January 1, 2014, the expense limitation had been 1.35%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER LARGE CAP FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014		FISCAL YEAR ENDED MARCH 31, 2013	FISCAL YEAR ENDED MARCH 31, 2012	FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$9.26	$9.92	$9.32		$9.85	$9.56	$8.19
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04	0.08	0.08		0.08	0.05	0.04
Net realized and unrealized gains (losses)	(0.57)	0.89	1.96		0.68	0.56	1.38
Total from Investment Operations	(0.53)	0.97	2.04		0.76	0.61	1.42
LESS DISTRIBUTIONS PAID:
From net investment income	(0.04)	(0.08)	(0.08)		(0.09)	(0.05)	(0.05)
From net realized gains	–	(1.55)	(1.36)		(1.20)	(0.27)	–
Total Distributions Paid	(0.04)	(1.63)	(1.44)		(1.29)	(0.32)	(0.05)
Net Asset Value, End of Period	$8.69	$9.26	$9.92		$9.32	$9.85	$9.56
Total Return(1)	(5.85)%	10.08%	22.41%		8.77%	6.96%	17.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$406,696	$519,266	$650,864		$841,393	$1,125,715	$1,048,810
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.90%	0.90%	1.05	%(4)	1.10%	1.16%	1.19%
Expenses, before reimbursements and credits	0.94%	1.00%	1.20%		1.19%	1.19%	1.20%
Net investment income, net of reimbursements and credits(3)	0.82%	0.82%	0.77	%(4)	0.85%	0.59%	0.52%
Net investment income, before reimbursements and credits	0.78%	0.72%	0.62%		0.76%	0.56%	0.51%
Portfolio Turnover Rate	8.86%	22.69%	43.20%		57.95%	39.43%	69.02%

(1)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
(3)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $3,000, $4,000, $15,000, $36,000, $43,000 and $99,000, which represents less than 0.005, less than 0.005, less than 0.005, less than 0.005, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2015 and the fiscal years ended March 31, 2015, 2014, 2013, 2012, and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses increased by a corresponding amount.
(4)	Effective January 1, 2014, the investment adviser agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund’s total expenses to 0.90%. Prior to January 1, 2014, the expense limitation had been 1.10%.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER MID CAP FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014	FISCAL YEAR ENDED MARCH 31, 2013		FISCAL YEAR ENDED MARCH 31, 2012	FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$12.96	$13.96	$13.44	$12.40		$12.59	$10.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.03	0.05	0.05	0.10		0.03	– (1)
Net realized and unrealized gains (losses)	(1.28)	1.14	2.78	1.55		0.14	2.46
Total from Investment Operations	(1.25)	1.19	2.83	1.65		0.17	2.46
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.06)	(0.06)	(0.10)		(0.01)	(0.01)
From net realized gains	–	(2.13)	(2.25)	(0.51)		(0.35)	–
Total Distributions Paid	–	(2.19)	(2.31)	(0.61)		(0.36)	(0.01)
Net Asset Value, End of Period	$11.71	$12.96	$13.96	$13.44		$12.40	$12.59
Total Return(2)	(9.65)%	9.20%	21.79%	13.90%		1.93%	24.28%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$647,470	$812,228	$952,010	$940,521		$1,059,880	$1,138,398
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	1.00%	1.00%	1.00%	1.07	%(5)	1.17%	1.19%
Expenses, before reimbursements and credits	1.05%	1.09%	1.21%	1.21%		1.20%	1.20%
Net investment income (loss), net of reimbursements and credits(4)	0.43%	0.31%	0.35%	0.73	%(5)	0.25%	(0.01)%
Net investment income (loss), before reimbursements and credits	0.38%	0.22%	0.14%	0.59%		0.22%	(0.02)%
Portfolio Turnover Rate	83.83%	55.89%	72.72%	67.67%		54.53%	62.29%

(1)	Per share amount from net investment loss was less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income (loss) ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000, $6,000, $20,000, $32,000, $25,000 and $68,000, which represent less than 0.005, less than 0.005, less than 0.005, less than 0.005, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2015 and for the fiscal years ended March 31, 2015, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses and net investment loss would have been increased by a corresponding amount.
(5)	Effective January 1, 2013, the investment advisers agreed to increase the expense reimbursements they provide to the Fund by contractually limiting the Fund’s total expenses to 1.00%. Prior to January 1, 2013, the expense limitation had been 1.10%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER SMALL CAP FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014		FISCAL YEAR ENDED MARCH 31, 2013	FISCAL YEAR ENDED MARCH 31, 2012	FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning of Period	$10.06	$11.53	$10.89		$9.82	$11.12	$8.85
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.01)	(0.02)	(0.05)		0.01	– (1)	(0.05)
Net realized and unrealized gains (losses)	(0.92)	0.75	2.71		1.33	(0.33)	2.32
Total from Investment Operations	(0.93)	0.73	2.66		1.34	(0.33)	2.27
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.01)	–		(0.08)	–	–
From net realized gains	–	(2.19)	(2.02)		(0.19)	(0.97)	–
Total Distributions Paid	–	(2.20)	(2.02)		(0.27)	(0.97)	–
Net Asset Value, End of Period	$9.13	$10.06	$11.53		$10.89	$9.82	$11.12
Total Return(2)	(9.24)%	7.11%	25.17%		14.01%	(1.53)%	25.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$212,212	$303,305	$389,788		$446,003	$485,975	$591,747
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	1.10%	1.10%	1.25	%(5)	1.30%	1.37%	1.39%
Expenses, before reimbursements and credits	1.18%	1.23%	1.43%		1.41%	1.41%	1.41%
Net investment income (loss), net of reimbursements and credits(4)	(0.06)%	(0.12)%	(0.36	)%(5)	0.14%	(0.05)%	(0.47)%
Net investment income (loss), before reimbursements and credits	(0.14)%	(0.25)%	(0.54)%		0.03%	(0.09)%	(0.49)%
Portfolio Turnover Rate	19.14%	43.01%	41.64%		59.67%	56.47%	192.09%

(1)	Per share amount from net investment loss was less than $0.01 per share.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income (loss) ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $3,000, $3,000, $14,000, $24,000, $27,000 and $58,000, which represent less than 0.005, less than 0.005, less than 0.005, 0.005, 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2015 and the fiscal years ended March 31, 2015, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses and net investment loss would have been increased by a corresponding amount.
(5)	Effective January 1, 2014, the investment adviser agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund’s total expenses to 1.10%. Prior to January 1, 2014, the expense limitation had been 1.30%.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014(1)
Net Asset Value, Beginning of Period	$9.15	$10.17	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15	0.46	0.12
Net realized and unrealized gains (losses)	(0.87)	(1.00)	0.13
Total from Investment Operations	(0.72)	(0.54)	0.25
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.06)	(0.34)	(0.08)
From net realized gains	–	(0.14)	–
Total Distributions Paid	(0.06)	(0.48)	(0.08)
Net Asset Value, End of Period	$8.37	$9.15	$10.17
Total Return(3)	(7.97)%	(5.52)%	2.54%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$75,760	$106,888	$102,174
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits(5)	0.94%	0.94%	0.92%
Expenses, before reimbursements and credits	1.09%	1.11%	1.42%
Net investment income, net of reimbursements and credits(5)	4.87%	4.62%	4.43	%(6)
Net investment income, before reimbursements and credits	4.72%	4.45%	3.93	%(6)
Portfolio Turnover Rate	280.35%	273.46%	38.02%

(1)	Commenced investment operations on December 3, 2013.
(2)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(3)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $2,000 and $3,000, which represent less than 0.005, less than 0.005 and 0.01 percent of average net assets for the six months ended September 30, 2015, fiscal year ended March 31, 2015 and the period from December 3, 2013 (commencement of operations) to March 31, 2014, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.
(6)	As the Fund commenced investment operations on December 3, 2013, annualized net investment income may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)	FISCAL YEAR ENDED MARCH 31, 2015	FISCAL YEAR ENDED MARCH 31, 2014	FISCAL YEAR ENDED MARCH 31, 2013		FISCAL YEAR ENDED MARCH 31, 2012	FISCAL YEAR ENDED MARCH 31, 2011
Net Asset Value, Beginning Period	$10.12	$10.72	$11.00	$10.44		$10.98	$10.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.26	0.53	0.56	0.65		0.68	0.68
Net realized and unrealized gains (losses)	(0.77)	(0.41)	0.10	0.65		(0.29)	0.68
Total from Investment Operations	(0.51)	0.12	0.66	1.30		0.39	1.36
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.26)	(0.54)	(0.58)	(0.65)		(0.71)	(0.68)
From net realized gains	–	(0.18)	(0.36)	(0.09)		(0.22)	(0.11)
Total Distributions Paid	(0.26)	(0.72)	(0.94)	(0.74)		(0.93)	(0.79)
Net Asset Value, End of Period	$9.35	$10.12	$10.72	$11.00		$10.44	$10.98
Total Return(2)	(5.17)%	1.15%	6.31%	12.90%		4.05%	13.58%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$376,321	$532,258	$728,450	$769,068		$645,730	$649,149
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.90%	0.90%	0.90%	0.97	%(5)	1.07%	1.08%
Expenses, before reimbursements and credits	0.99%	1.04%	1.19%	1.18%		1.17%	1.18%
Net investment income, net of reimbursements and credits(4)	5.22%	4.99%	5.21%	6.09	%(5)	6.53%	6.46%
Net investment income, before reimbursements and credits	5.13%	4.85%	4.92%	5.88%		6.43%	6.36%
Portfolio Turnover Rate	61.01%	53.92%	68.10%	96.04%		80.61%	43.11%

(1)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(2)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $7,000, $6,000, $28,000, $59,000, $27,000 and $88,000, which represent less than 0.005, less than 0.005, less than 0.005, 0.01, less than 0.005 and 0.02 percent of average net assets for the six months ended September 30, 2015 and fiscal years ended March 31, 2015, 2014, 2013, 2012 and 2011, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.
(5)	Effective January 1, 2013, the investment advisers agreed to increase the expense reimbursements they provide to the Fund by contractually limiting the Fund’s total expenses to 0.90%. Prior to January 1, 2013, the expense limitation had been 1.00%.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND	SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.3%

Argentina – 0.1%

YPF S.A. ADR	68,200	$1,039

Austria – 0.4%

Erste Group Bank A.G. *	108,569	3,156

Brazil – 4.5%

Ambev S.A. ADR	94,793	464

B2W Cia Digital *	309,520	1,155

Banco do Brasil S.A.	120,309	456

BB Seguridade Participacoes S.A.	479,800	2,988

BRF S.A. ADR	226,828	4,035

CETIP S.A. - Mercados Organizados	216,400	1,795

Cia de Saneamento Basico do Estado de Sao Paulo *	198,300	790

Cosan S.A. Industria e Comercio	219,100	1,103

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	204,200	430

EDP - Energias do Brasil S.A.	114,886	338

Fibria Celulose S.A.	937,400	12,683

JBS S.A.	837,481	3,547

Light S.A.	55,900	163

Localiza Rent a Car S.A.	155,200	956

Lojas Renner S.A.	394,800	1,846

Mahle-Metal Leve S.A.	29,768	174

Natura Cosmeticos S.A.	729,744	3,580

Petroleo Brasileiro S.A. *	83,986	181

Petroleo Brasileiro S.A. ADR *	585,000	2,545

Porto Seguro S.A.	33,300	252

Sao Martinho S.A.	25,637	253
		39,734

Chile – 0.2%

Banco Santander Chile ADR	69,853	1,273

Inversiones La Construccion S.A.	19,229	207
		1,480

China – 12.4%

Agricultural Bank of China Ltd., Class H	1,613,076	613

Air China Ltd., Class H	2,256,000	1,798

Alibaba Group Holding Ltd. ADR *	17,210	1,015

Anhui Conch Cement Co. Ltd., Class H	678,500	2,009

ANTA Sports Products Ltd.	576,000	1,500

Bank of China Ltd., Class H	4,312,106	1,866

Baoxin Auto Group Ltd.	1,354,000	577

Central China Real Estate Ltd.	1,392,105	261

China BlueChemical Ltd., Class H	880,000	236

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.3% – continued

China – 12.4% – continued

China Cinda Asset Management Co. Ltd., Class H	4,784,900	$1,669

China Construction Bank Corp., Class H	20,322,569	13,613

China Dongxiang Group Co. Ltd.	2,780,000	674

China Life Insurance Co. Ltd., Class H	1,871,000	6,531

China Pacific Insurance Group Co. Ltd., Class H	941,300	3,486

China Petroleum & Chemical Corp., Class H	4,529,271	2,786

China Shenhua Energy Co. Ltd., Class H	2,373,500	3,651

China Shineway Pharmaceutical Group Ltd.	365,750	425

China ZhengTong Auto Services Holdings Ltd.	230,000	96

Chongqing Rural Commercial Bank Co. Ltd., Class H	1,692,446	963

CNOOC Ltd.	1,438,342	1,487

CRRC Corp. Ltd., Class H *	1,586,000	2,032

Datang International Power Generation Co. Ltd., Class H	1,840,135	701

Dongfeng Motor Group Co. Ltd., Class H	2,244,000	2,812

Evergrande Real Estate Group Ltd.	1,270,282	726

GOME Electrical Appliances Holding Ltd.	2,477,000	381

Great Wall Motor Co. Ltd., Class H	676,500	759

Guangzhou Automobile Group Co. Ltd., Class H	9,701,421	7,916

Guangzhou R&F Properties Co. Ltd., Class H	648,909	593

Hengan International Group Co. Ltd.	218,000	2,128

Huadian Fuxin Energy Corp. Ltd., Class H	5,480,400	1,900

Huaneng Power International, Inc., Class H	1,058,000	1,148

Industrial & Commercial Bank of China Ltd., Class H	10,993,141	6,373

JD.com, Inc. ADR *	114,037	2,972

Jiangsu Expressway Co. Ltd., Class H	508,000	651

Kaisa Group Holdings Ltd. *	279,000	56

KWG Property Holding Ltd.	483,500	319

Lenovo Group Ltd.	2,844,000	2,415

Luye Pharma Group Ltd. *	2,280,952	2,044

PetroChina Co. Ltd., Class H	1,128,024	786

Ping An Insurance Group Co. of China Ltd., Class H	727,500	3,626

Shanghai Electric Group Co. Ltd., Class H	1,852,000	1,021

Sinopharm Group Co. Ltd., Class H	549,600	1,933

Sinotrans Ltd., Class H	1,100,773	520

SOHO China Ltd.	762,442	297

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.3% – continued

China – 12.4% – continued

Tencent Holdings Ltd.	826,500	$13,900

Tianhe Chemicals Group Ltd. (1)(2)*	17,672,000	2,668

TravelSky Technology Ltd., Class H	201,617	256

Trina Solar Ltd. ADR *	290,600	2,607

Universal Health International Group Holding Ltd.	596,704	197

Yuzhou Properties Co. Ltd.	624,584	145

Zhejiang Expressway Co. Ltd., Class H	830,000	907
		110,045

Colombia – 0.0%

Grupo Argos S.A.	18,134	105

Czech Republic – 1.3%

CEZ A.S.	107,492	2,238

Komercni banka A.S.	43,050	9,339
		11,577

Egypt – 1.7%

Commercial International Bank Egypt S.A.E.	2,263,361	15,340

Hong Kong – 7.5%

AIA Group Ltd.	750,600	3,908

Beijing Enterprises Holdings Ltd.	397,500	2,399

China Agri-Industries Holdings Ltd. *	4,691,000	1,625

China Everbright International Ltd.	1,732,200	2,442

China Lumena New Materials Corp. *	5,884,000	–

China Merchants Holdings International Co. Ltd.	642,000	1,900

China Mobile Ltd.	2,578,585	30,776

China Overseas Land & Investment Ltd.	1,680,000	5,127

China Power International Development Ltd.	4,994,068	3,273

China Unicom Hong Kong Ltd.	2,972,000	3,777

Dah Chong Hong Holdings Ltd.	967,000	390

Galaxy Entertainment Group Ltd.	736,000	1,890

GCL-Poly Energy Holdings Ltd. *	8,618,000	1,672

Haier Electronics Group Co. Ltd.	1,363,459	2,285

Kingboard Laminates Holdings Ltd.	950,500	388

NetDragon Websoft, Inc.	122,500	310

Pacific Basin Shipping Ltd.	5,203,600	1,587

Poly Property Group Co. Ltd.	270,000	75

Sands China Ltd.	699,441	2,127

Shanghai Industrial Holdings Ltd.	110,000	244

Stella International Holdings Ltd.	143,500	352

Texwinca Holdings Ltd.	379,000	342
		66,889

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.3% – continued

Hungary – 0.7%

Magyar Telekom Telecommunications PLC *	869,113	$1,210

OTP Bank PLC	227,624	4,392

Richter Gedeon Nyrt.	33,295	529
		6,131

India – 9.7%

Axis Bank Ltd.	322,196	2,442

Bank of Baroda	237,370	667

Bharti Airtel Ltd.	525,346	2,711

Bharti Infratel Ltd.	345,040	1,870

Cairn India Ltd.	118,948	279

HDFC Bank Ltd.	176,900	2,886

HDFC Bank Ltd. ADR	28,400	1,735

Hindalco Industries Ltd.	1,083,300	1,173

Housing Development Finance Corp. Ltd.	28,898	535

ICICI Bank Ltd.	642,164	2,656

ICICI Bank Ltd. ADR	512,977	4,299

Indiabulls Housing Finance Ltd.	125,912	1,539

Infosys Ltd. ADR	38,340	732

Larsen & Toubro Ltd.	206,003	4,615

National Aluminium Co. Ltd.	257,269	138

NHPC Ltd.	3,259,350	821

NTPC Ltd.	639,912	1,209

Oil India Ltd.	36,057	233

Power Finance Corp. Ltd.	257,372	905

Punjab National Bank	207,525	423

Reliance Industries Ltd.	383,655	5,052

Rural Electrification Corp. Ltd.	215,338	902

State Bank of India	235,325	854

Sun Pharmaceutical Industries Ltd.	149,134	1,978

Tata Consultancy Services Ltd.	529,072	20,884

Tata Motors Ltd. *	154,641	706

Tata Steel Ltd.	131,702	428

UCO Bank	196,018	139

UltraTech Cement Ltd.	95,947	3,916

UPL Ltd.	154,871	1,085

Vedanta Ltd.	320,391	411

Vijaya Bank	275,231	144

Wipro Ltd.	1,653,325	15,090

Zee Entertainment Enterprises Ltd.	443,980	2,662
		86,119

Indonesia – 1.1%

Bank Rakyat Indonesia Persero Tbk PT	7,702,700	4,575

Indofood Sukses Makmur Tbk PT	3,444,800	1,305

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.3% – continued

Indonesia – 1.1% – continued

Matahari Department Store Tbk PT	1,640,400	$1,807

Matahari Putra Prima Tbk PT	1,176,600	155

Telekomunikasi Indonesia Persero Tbk PT	6,522,915	1,172

United Tractors Tbk PT	561,493	673
		9,687

Malaysia – 0.6%

British American Tobacco Malaysia Bhd.	23,392	321

DiGi.Com Bhd.	97,598	123

Genting Malaysia Bhd.	2,025,500	1,915

Hong Leong Financial Group Bhd.	68,840	219

Lafarge Malaysia Bhd.	122,348	251

Telekom Malaysia Bhd.	131,387	200

Tenaga Nasional Bhd.	731,000	2,003

UMW Holdings Bhd.	137,700	236

YTL Corp. Bhd.	957,240	349
		5,617

Mexico – 6.4%

Alfa S.A.B. de C.V., Series A	6,324,780	12,302

Alsea S.A.B. de C.V.	481,500	1,421

America Movil S.A.B. de C.V., Series L	893,291	742

America Movil S.A.B. de C.V., Series L ADR	677,031	11,205

Cemex S.A.B.de C.V.ADR (Participation Certificate) *	897,183	6,271

Coca-Cola Femsa S.A.B. de C.V. ADR	4,605	320

Controladora Comercial Mexicana S.A.B. de C.V., Series UBC	152,409	442

Fomento Economico Mexicano S.A.B. de C.V. ADR	56,225	5,018

Gentera S.A.B. de C.V.	260,300	425

Gruma S.A.B. de C.V., Series B	91,749	1,262

Grupo Bimbo S.A.B. de C.V., Series A *	1,715,400	4,342

Grupo Financiero Banorte S.A.B. de C.V., Series O	1,262,700	6,194

Grupo Mexico S.A.B. de C.V., Series B	953,800	2,307

Grupo Televisa S.A.B. ADR	169,634	4,414

Industrias Bachoco S.A.B. de C.V. ADR	6,304	385

Megacable Holdings S.A.B. de C.V.	53,039	193
		57,243

Peru – 0.2%

Credicorp Ltd.	15,500	1,649

Philippines – 0.7%

Metropolitan Bank & Trust Co.	1,868,400	3,265

SM Investments Corp.	117,491	2,242

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.3% – continued

Philippines – 0.7% – continued

Universal Robina Corp.	162,720	$670
		6,177

Poland – 0.5%

Asseco Poland S.A.	18,066	257

Cyfrowy Polsat S.A. *	304,539	1,874

Energa S.A.	82,783	368

KGHM Polska Miedz S.A.	35,826	775

PGE Polska Grupa Energetyczna S.A.	151,099	537

Tauron Polska Energia S.A.	428,388	370
		4,181

Qatar – 0.1%

Barwa Real Estate Co.	9,746	115

Doha Bank QSC	14,186	196

Industries Qatar QSC	19,510	659

United Development Co. QSC	51,830	333
		1,303

Russia – 3.8%

Gazprom PAO ADR	793,504	3,203

Lukoil PJSC ADR	212,665	7,238

Magnit PJSC	15,015	2,670

Magnit PJSC GDR (Registered)	80,360	3,847

Mail.Ru Group Ltd. GDR (Registered) *	95,622	1,667

MMC Norilsk Nickel PJSC ADR	44,897	645

Mobile TeleSystems PJSC ADR	24,212	175

Novatek OAO GDR (Registered)	1,640	152

OTCPharm *	27,410	97

PhosAgro OAO GDR (Registered)	179,108	2,473

Rosneft OAO GDR (Registered)	450,700	1,668

Sberbank of Russia ADR	1,347,136	6,666

Severstal PAO GDR (Registered)	94,546	1,004

Sistema JSFC GDR (Registered)	15,781	109

Surgutneftegas OAO ADR	60,876	311

Tatneft PAO ADR	8,529	239

Yandex N.V., Class A *	157,300	1,688
		33,852

Singapore – 0.3%

CDL Hospitality Trusts	95,000	87

China Yuchai International Ltd.	25,710	318

ComfortDelGro Corp. Ltd.	528,700	1,070

DBS Group Holdings Ltd.	36,700	419

Fortune Real Estate Investment Trust	196,666	185

Frasers Commercial Trust	94,000	88

Mapletree Logistics Trust	256,700	177

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.3% – continued

Singapore – 0.3% – continued

Starhill Global REIT	167,000	$89
		2,433

South Africa – 7.3%

AngloGold Ashanti Ltd. ADR *	167,500	1,372

Aveng Ltd. *	837,836	218

Barloworld Ltd.	1,034,907	5,642

Bidvest Group (The) Ltd.	45,719	1,078

Coronation Fund Managers Ltd.	98,766	467

Discovery Ltd.	266,345	2,652

Emira Property Fund Ltd.	137,106	175

FirstRand Ltd.	1,027,036	3,651

Foschini Group (The) Ltd.	188,617	1,911

Investec Ltd.	113,271	866

Liberty Holdings Ltd.	48,885	446

Massmart Holdings Ltd.	243,534	1,906

Mediclinic International Ltd.	404,804	3,231

Mondi Ltd.	29,867	627

MTN Group Ltd.	188,528	2,427

Naspers Ltd., Class N	97,780	12,269

Netcare Ltd.	391,015	1,027

Reunert Ltd.	344,158	1,517

RMB Holdings Ltd.	181,560	865

Sasol Ltd.	69,350	1,947

Standard Bank Group Ltd.	671,541	6,558

Steinhoff International Holdings Ltd.	261,084	1,604

Tiger Brands Ltd.	66,320	1,462

Tongaat Hulett Ltd.	26,382	206

Truworths International Ltd.	1,785,387	10,977
		65,101

South Korea – 12.9%

Amorepacific Corp.	9,914	3,236

ASIA Holdings Co. Ltd.	1,319	137

BNK Financial Group, Inc.	138,416	1,606

Bukwang Pharmaceutical Co. Ltd.	28,982	553

Coway Co. Ltd.	11,510	816

Daekyo Co. Ltd.	55,014	442

Daishin Securities Co. Ltd.	24,414	233

Dongbu Insurance Co. Ltd.	23,700	1,226

Hana Financial Group, Inc.	71,560	1,599

Hotel Shilla Co. Ltd.	25,610	2,500

Hyundai Heavy Industries Co. Ltd. *	23,586	1,934

Hyundai Motor Co.	127,667	17,757

Industrial Bank of Korea	78,088	900

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.3% – continued

South Korea – 12.9% – continued

KB Financial Group, Inc.	52,578	$1,561

Kia Motors Corp.	16,770	761

Korea District Heating Corp.	3,802	214

Korea Zinc Co. Ltd.	1,367	535

KT Corp. *	15,202	394

KT&G Corp.	12,095	1,140

LF Corp.	9,715	268

LG Chem Ltd.	11,491	2,792

LG Display Co. Ltd.	41,557	792

LG Electronics, Inc.	61,581	2,390

NAVER Corp.	687	298

POSCO	14,854	2,097

Samsung Electronics Co. Ltd.	48,945	47,070

Samsung Life Insurance Co. Ltd.	25,755	2,152

Shinhan Financial Group Co. Ltd.	422,510	14,758

SK Hynix, Inc.	113,331	3,239

SK Networks Co. Ltd.	63,863	373

SK Telecom Co. Ltd.	2,916	646

Sungwoo Hitech Co. Ltd.	21,727	146
		114,565

Switzerland – 0.4%

Dufry A.G. (Registered) *	31,775	3,726

Taiwan – 11.4%

Advanced Semiconductor Engineering, Inc.	1,142,000	1,249

Asustek Computer, Inc.	122,598	1,053

AU Optronics Corp.	314,988	93

Casetek Holdings Ltd.	17,000	73

Catcher Technology Co. Ltd.	267,000	2,853

Chailease Holding Co. Ltd.	215,280	338

Cheng Uei Precision Industry Co. Ltd.	62,000	87

Chicony Electronics Co. Ltd.	55,353	128

ChipMOS TECHNOLOGIES, Inc.	81,000	79

Compal Electronics, Inc.	3,678,000	2,092

CTBC Financial Holding Co. Ltd.	5,260,000	2,713

Delta Electronics, Inc.	543,000	2,560

Eclat Textile Co. Ltd.	241,000	3,812

Farglory Land Development Co. Ltd.	310,251	328

Feng TAY Enterprise Co. Ltd.	39,140	244

Foxconn Technology Co. Ltd.	50,984	147

Hon Hai Precision Industry Co. Ltd.	6,375,399	16,676

Innolux Corp.	300,478	94

King Yuan Electronics Co. Ltd.	131,000	83

King’s Town Bank Co. Ltd.	264,293	187

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.3% – continued

Taiwan – 11.4% – continued

Kinsus Interconnect Technology Corp.	146,000	$280

Largan Precision Co. Ltd.	28,200	2,214

Lite-On Technology Corp.	424,911	388

MediaTek, Inc.	58,000	433

Mega Financial Holding Co. Ltd.	2,784,000	1,932

Micro-Star International Co. Ltd.	89,000	76

Novatek Microelectronics Corp.	19,000	60

Pegatron Corp.	1,140,000	2,808

Powertech Technology, Inc.	476,676	865

President Chain Store Corp.	541,313	3,375

Quanta Computer, Inc.	270,000	466

Radiant Opto-Electronics Corp.	131,527	410

Realtek Semiconductor Corp.	366,044	624

Simplo Technology Co. Ltd.	55,852	180

Taishin Financial Holding Co. Ltd.	2,607,222	925

Taiwan Cement Corp.	835,000	847

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	783,000	16,247

Taiwan Semiconductor Manufacturing Co. Ltd.	6,859,542	27,373

Transcend Information, Inc.	78,823	199

Tripod Technology Corp.	53,000	77

United Microelectronics Corp.	1,693,095	560

Vanguard International Semiconductor Corp.	521,000	595

Win Semiconductors Corp.	115,903	129

Wistron Corp.	114,412	60

Yageo Corp.	2,053,780	3,157

Yuanta Financial Holding Co. Ltd.	6,234,728	2,316
		101,485

Thailand – 2.3%

Airports of Thailand PCL NVDR	250,900	1,944

Bangkok Bank PCL NVDR	456,500	2,017

Bangkok Expressway PCL NVDR	240,300	240

Delta Electronics Thailand PCL NVDR	172,900	420

GFPT PCL (Registered)	356,000	95

Hana Microelectronics PCL (Registered)	204,326	159

Kasikornbank PCL NVDR	802,300	3,789

Kiatnakin Bank PCL (Registered)	356,700	302

Krung Thai Bank PCL (Registered)	1,690,492	796

PTT PCL NVDR	244,600	1,624

Siam Commercial Bank (The) PCL (Registered)	1,421,200	5,247

Siam Commercial Bank (The) PCL NVDR	758,200	2,809

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.3% – continued

Thailand – 2.3% – continued

Thanachart Capital PCL NVDR	664,263	$581
		20,023

Turkey – 2.2%

Akbank T.A.S.	677,800	1,521

Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	308,119	256

Eregli Demir ve Celik Fabrikalari T.A.S.	271,084	334

KOC Holding A.S.	375,033	1,464

TAV Havalimanlari Holding A.S.	186,362	1,464

Tofas Turk Otomobil Fabrikasi A.S.	72,991	434

Tupras Turkiye Petrol Rafinerileri A.S. *	434,234	10,636

Turk Hava Yollari A.O. *	109,775	289

Turkiye Halk Bankasi A.S.	682,169	2,278

Turkiye Is Bankasi, Class C	95,942	150

Turkiye Sise ve Cam Fabrikalari A.S.	310,679	295
		19,121

United Arab Emirates – 1.7%

Abu Dhabi Commercial Bank PJSC	900,806	1,877

Air Arabia PJSC	891,994	341

Dubai Islamic Bank PJSC	331,622	608

Emaar Properties PJSC	6,143,304	10,819

First Gulf Bank PJSC	75,540	287

Union National Bank PJSC	950,908	1,595
		15,527

United Kingdom – 0.4%

Anglo American PLC	437,998	3,668

United States – 1.5%

Cognizant Technology Solutions Corp., Class A *	86,275	5,401

Flextronics International Ltd. *	94,575	997

Genpact Ltd. *	33,025	780

Tenaris S.A. ADR	269,220	6,491
		13,669
Total Common Stocks (3)
(Cost $823,713)		820,642

PARTICIPATION (EQUITY LINKED) NOTES – 0.8%

China – 0.2%

Inner Mongolia Yili Industrial Group Co. Ltd., Issued by JPMorgan Structured Products, Expires 10/24/19 (1)(2)	492,000	1,190

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
PARTICIPATION (EQUITY LINKED) NOTES – 0.8% – continued

China – 0.2% – continued

Shanghai International Airport Co. Ltd., Issued by JPMorgan Structured Products, Expires 11/18/19 (1)(2)	262,400	$1,144
		2,334

India – 0.4%

Maruti Suzuki India Ltd., Issued by UBS A.G., Expires 2/9/16	46,990	3,354

Pakistan – 0.2%

United Bank Ltd., Issued by JPMorgan Structured Products, Expires 6/17/19 (1)(2)	1,183,917	1,663
Total Participation (Equity Linked) Notes (3)
(Cost $6,692)		7,351

PREFERRED STOCKS – 4.2%

Brazil – 4.1%

Banco Bradesco S.A. ADR	58,838	315

Bradespar S.A.	58,850	123

Centrais Eletricas Brasileiras S.A., Class B *	110,400	245

Cia Energetica de Sao Paulo, Class B	89,900	344

Cia Paranaense de Energia ADR	32,399	266

Itau Unibanco Holding S.A.	78,856	524

Itau Unibanco Holding S.A. ADR	1,833,711	12,139

Itausa – Investimentos Itau S.A.	131,945	238

Klabin S.A.	237,000	1,314

Lojas Americanas S.A.	1,007,603	4,122

Metalurgica Gerdau S.A.	157,700	116

Petroleo Brasileiro S.A. *	632,756	1,152

Petroleo Brasileiro S.A. ADR *	932,261	3,431

Randon S.A. Implementos e Participacoes	986,062	724

Telefonica Brasil S.A. ADR	360,133	3,288

Usinas Siderurgicas de Minas Gerais S.A., Class A	1,798,975	1,552

Vale S.A.	1,222,713	4,102

Vale S.A. ADR	761,400	2,551
		36,546

South Korea – 0.1%

Samsung Electronics Co. Ltd.	782	610
Total Preferred Stocks (3)
(Cost $83,366)		37,156

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 1.7%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (4)	14,650,671	$14,651
Total Investment Companies
(Cost $14,651)		14,651

Total Investments – 99.0%
(Cost $928,422)		879,800

Other Assets less Liabilities – 1.0%		9,103
NET ASSETS – 100.0%		$888,903

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2015, the value of these restricted illiquid securities amounted to approximately $6,665,000 or 0.7% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
Inner Mongolia Yili Industrial Group Co. Ltd., Issued by JPMorgan Structured Products, Expires 10/24/19	2/11/15-9/17/15	$1,094
Shanghai International Airport Co. Ltd., Issued by JPMorgan Structured Products, Expires 11/18/19	4/8/15-9/18/15	1,081
Tianhe Chemicals Group Ltd.	6/13/14-12/15/14	4,079
United Bank Ltd., Issued by JPMorgan Structured Products, Expires 6/17/19	6/16/14-9/17/15	1,920

(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

At September 30, 2015, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Citibank	Egyptian Pound	360	United States Dollar	46	10/5/15	$1
Citibank	Thai Baht	2,579	United States Dollar	71	10/1/15	– *
UBS	Czech Koruna	443	United States Dollar	18	10/1/15	– *
UBS	Hong Kong Dollar	6,097	United States Dollar	787	10/2/15	– *
UBS	South African Rand	3,317	United States Dollar	236	10/5/15	(3)
UBS	United States Dollar	215	Hong Kong Dollar	1,664	10/5/15	– *

Total						$(2)

*	Amount rounds to less than one thousand.

At September 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	12.9%
Consumer Staples	5.7
Energy	6.6
Financials	26.9
Health Care	1.4
Industrials	6.6
Information Technology	23.9
Materials	7.0
Telecommunication Services	7.0
Utilities	2.0

Total	100.0%

At September 30, 2015, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	19.7%
United States Dollar	17.0
Korean Won	13.3
Taiwan Dollar	9.8
Indian Rupee	9.2
South African Rand	7.8
Brazilian Real	5.5
All other currencies less than 5%	17.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2015 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Argentina	$1,039	$ –	$–	$1,039
Brazil	39,734	–	–	39,734
Chile	1,480	–	–	1,480
China	6,594	103,451	–	110,045
Colombia	105	–	–	105
Egypt	15,340	–	–	15,340
Hong Kong	–	66,889	–	66,889
India	6,765	79,354	–	86,119
Mexico	57,243	–	–	57,243
Peru	1,649	–	–	1,649
Russia	4,533	29,319	–	33,852
Singapore	318	2,115	–	2,433
South Africa	1,372	63,729	–	65,101
Taiwan	16,247	85,238	–	101,485
United States	13,669	–	–	13,669
All Other Countries(1)	–	224,459	–	224,459
Total Common Stocks	166,088	654,554	–	820,642
Participation (Equity Linked)
Notes(1)	–	7,351	–	7,351
Preferred Stocks
Brazil	36,546	–	–	36,546
South Korea	–	610	–	610
Total Preferred Stocks	36,546	610	–	37,156
Investment Companies	14,651	–	–	14,651
Total Investments	$217,285	$662,515	$–	$ 879,800

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS EQUITY FUND continued	SEPTEMBER 30, 2015 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$–	$1	$–	$1
Liabilities
Forward Foreign Currency Exchange Contracts	–	(3)	–	(3)
Total Other Financial Instruments	$–	$(2)	$–	$(2)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, the Fund had transfers from Level 1 to Level 2 as disclosed below:

Transfers from Level 1 to Level 2

	Value (000s)	Reason
Common Stocks
Malaysia	$322	Valuations at official close price with foreign fair value adjustments
Qatar	114	Valuations at official close price with foreign fair value adjustments
Thailand	5,247	Valuations based on a similar asset
Total	$5,683

At September 30, 2015, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000s)	Reason
Common Stocks
Egypt	$15,340	Valuations at official close price

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/15 (000s)	REALIZED GAINS (LOSSES) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/15 (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/15 (000s)
Common Stocks
Russia	$86	$–	$11	$–	$–	$–	$(97)	$–	$–

Transfers Out of Level 3, noted above, were due to the Fund receiving an evaluated price from a third party provider.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.6%

Australia – 8.0%

AusNet Services	9,391,203	$9,021

DUET Group	17,086,976	25,947

Macquarie Atlas Roads Group	3,601,248	9,912

Spark Infrastructure Group	9,938,507	13,068

Transurban Group	5,541,036	38,752
		96,700

Austria – 0.3%

Flughafen Wien A.G.	41,921	3,781

Canada – 3.0%

Enbridge, Inc.	432,000	16,040

Inter Pipeline Ltd.	461,800	8,520

Pembina Pipeline Corp.	309,400	7,445

Veresen, Inc.	605,700	4,629
		36,634

China – 0.5%

Beijing Capital International Airport Co. Ltd., Class H	2,763,300	2,580

ENN Energy Holdings Ltd.	788,700	3,806
		6,386

France – 12.9%

Aeroports de Paris	157,546	17,880

Eutelsat Communications S.A.	1,142,217	35,051

Groupe Eurotunnel S.E. (Registered)	1,024,000	13,947

SES S.A.	1,397,774	44,107

Vinci S.A.	698,013	44,385
		155,370

Germany – 1.6%

Fraport A.G. Frankfurt Airport Services Worldwide	315,200	19,438

Hong Kong – 1.6%

Beijing Enterprises Holdings Ltd.	389,100	2,348

China Gas Holdings Ltd.	2,058,900	2,850

China Merchants Holdings International Co. Ltd.	1,630,831	4,828

Hong Kong & China Gas Co. Ltd.	4,636,330	8,704
		18,730

Italy – 15.6%

ASTM S.p.A.	443,898	5,904

Atlantia S.p.A.	2,068,629	57,918

Hera S.p.A.	3,867,264	10,050

Snam S.p.A.	10,692,050	55,024

Societa Iniziative Autostradali e Servizi S.p.A.	886,551	9,970

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.6% – continued

Italy – 15.6% – continued

Terna Rete Elettrica Nazionale S.p.A.	10,146,560	$49,397
		188,263

Japan – 1.9%

Central Japan Railway Co.	38,100	6,162

Tokyo Gas Co. Ltd.	3,426,100	16,654
		22,816
Mexico – 0.3%

Grupo Aeroportuario del Pacifico S.A.B.de C.V., Series B	318,268	2,767

Infraestructura Energetica Nova S.A.B. de C.V.	309,900	1,269
		4,036

Netherlands – 0.5%

Koninklijke Vopak N.V.	136,400	5,453

Portugal – 0.3%

REN – Redes Energeticas Nacionais SGPS S.A.	1,124,400	3,374

Singapore – 0.5%

Hutchison Port Holdings Trust, Class U	11,597,200	6,391

Spain – 5.0%

Abertis Infraestructuras S.A.	2,295,597	36,319

Cellnex Telecom S.A.U. (1)(2)*	188,300	3,204

Ferrovial S.A.	506,680	12,097

Red Electrica Corp. S.A.	99,000	8,224
		59,844

Switzerland – 1.2%

Flughafen Zuerich A.G. (Registered)	21,132	14,724

United Kingdom – 6.8%

National Grid PLC	2,345,774	32,669

Pennon Group PLC	2,276,073	26,812

Severn Trent PLC	292,500	9,684

United Utilities Group PLC	897,400	12,580
		81,745

United States – 29.6%

Ameren Corp.	453,000	19,148

American Tower Corp.	383,100	33,705

American Water Works Co., Inc.	245,900	13,544

CenterPoint Energy, Inc.	693,300	12,507

Columbia Pipeline Group, Inc.	170,600	3,120

Crown Castle International Corp.	237,500	18,732

CSX Corp.	1,526,484	41,062

Eversource Energy	252,100	12,761

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 89.6% – continued

United States – 29.6% – continued

Great Plains Energy, Inc.	1,155,000	$31,208

ITC Holdings Corp.	250,500	8,352

Kansas City Southern	71,700	6,516

Kinder Morgan, Inc.	304,000	8,415

NiSource, Inc.	351,500	6,520

Norfolk Southern Corp.	379,850	29,021

ONE Gas, Inc.	92,140	4,177

PG&E Corp.	737,660	38,948

Plains GP Holdings L.P., Class A	243,500	4,261

SBA Communications Corp., Class A *	142,900	14,967

SemGroup Corp., Class A	85,500	3,697

Sempra Energy	90,000	8,705

SJW Corp.	64,480	1,983

Targa Resources Corp.	105,900	5,456

Union Pacific Corp.	188,900	16,701

Williams (The) Cos., Inc.	377,900	13,926
		357,432
Total Common Stocks (3)
(Cost $1,109,235)		1,081,117

MASTER LIMITED PARTNERSHIPS – 6.2%

United States – 6.2%

Boardwalk Pipeline Partners L.P.	238,900	2,812

Columbia Pipeline Partners L.P.	119,600	1,514

Crestwood Equity Partners L.P.	991,254	2,260

Energy Transfer Equity L.P.	102,000	2,122

Energy Transfer Partners L.P.	449,200	18,449

Enterprise Products Partners L.P.	832,300	20,724

EQT Midstream Partners L.P.	60,800	4,033

MarkWest Energy Partners L.P.	78,818	3,382

Sunoco Logistics Partners L.P.	273,100	7,827

Targa Resources Partners L.P.	161,800	4,699

Williams Partners L.P.	210,709	6,726
		74,548
Total Master Limited Partnerships
(Cost $108,953)		74,548

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 3.3%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (4)	40,479,273	$40,479
Total Investment Companies
(Cost $40,479)		40,479

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 0.03%, 10/8/15 (5)(6)	$1,475	$1,475
0.03%, 12/3/15 (5)(6)	65	65
		1,540
Total Short-Term Investments
(Cost $1,540)		1,540

Total Investments – 99.2%
(Cost $1,260,207)		1,197,684

Other Assets less Liabilities – 0.8%		9,345
NET ASSETS – 100.0%		$1,207,029

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Board of Trustees of Northern Funds.
(2)	Restricted security that has been deemed illiquid. At September 30, 2015, the value of this restricted illiquid security amounted to approximately $3,204,000 or 0.3% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
Cellnex Telecom S.A.U.	5/6/15-6/5/15	$3,224

(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
(6)	Discount rate at the time of purchase.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

At September 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-mini S&P 500	118	$11,261	Long	12/15	$30
Mini MSCI EAFE Index	106	8,742	Long	12/15	(18)

Total					$12

At September 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	6.8%
Energy	13.5
Financials	4.5
Industrials	34.9
Telecommunication Services	1.6
Utilities	38.7

Total	100.0%

At September 30, 2015, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	37.9%
Euro	37.7
Australian Dollar	8.4
British Pound	7.1
All other currencies less than 5%	8.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2015 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Canada	$36,634	$–	$–	$36,634
Mexico	4,036	–	–	4,036
United States	357,432	–	–	357,432
All Other Countries(1)	–	683,015	–	683,015
Total Common Stocks	398,102	683,015	–	1,081,117
Master Limited Partnerships(1)	74,548	–	–	74,548
Investment Companies	40,479	–	–	40,479
Short-Term Investments	–	1,540	–	1,540
Total Investments	$513,129	$684,555	$–	$1,197,684

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$30	$–	$–	$30
Liabilities
Futures Contracts	(18)	–	–	(18)
Total Other Financial Instruments	$12	$–	$–	$12

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7%

Australia – 5.9%

Dexus Property Group	1,452,607	$7,304

Goodman Group	537,314	2,213

Investa Office Fund	947,051	2,639

Scentre Group	4,450,788	12,216

Westfield Corp.	1,784,525	12,519
		36,891

Austria – 0.7%

CA Immobilien Anlagen A.G. *	219,100	4,040

Canada – 0.4%

Allied Properties Real Estate Investment Trust	84,850	2,221

Finland – 0.2%

Citycon OYJ *	568,177	1,399

France – 5.6%

Gecina S.A.	80,548	9,815

Klepierre	255,270	11,579

Unibail-Rodamco S.E.	52,176	13,531
		34,925

Germany – 3.9%

alstria office REIT-A.G. *	921,029	11,974

Vonovia S.E.	388,840	12,499
		24,473

Hong Kong – 5.7%

Cheung Kong Property Holdings Ltd.	281,800	2,065

Hongkong Land Holdings Ltd.	1,814,400	12,027

Hysan Development Co. Ltd.	904,000	3,775

Kerry Properties Ltd.	441,000	1,212

Link REIT	406,500	2,241

Sun Hung Kai Properties Ltd.	794,000	10,349

Wharf Holdings (The) Ltd.	720,400	4,070
		35,739

Italy – 0.3%

Beni Stabili S.p.A. SIIQ	2,116,598	1,646

Japan – 6.5%

GLP J-REIT	920	880

Kenedix Office Investment Corp.	540	2,568

Mitsubishi Estate Co. Ltd.	701,100	14,369

Mitsui Fudosan Co. Ltd.	615,100	16,916

Nippon Building Fund, Inc.	508	2,464

Orix JREIT, Inc.	1,093	1,480

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

Japan – 6.5% – continued

Sumitomo Realty & Development Co. Ltd.	51,000	$1,629
		40,306

Netherlands – 0.5%

Atrium European Real Estate Ltd. *	748,760	3,275

New Zealand – 0.2%

Precinct Properties New Zealand Ltd.	2,054,689	1,492

Singapore – 1.3%

CapitaLand Ltd.	2,712,534	5,125

Global Logistic Properties Ltd.	1,222,200	1,758

Mapletree Commercial Trust	1,407,900	1,242
		8,125

Spain – 0.7%

Merlin Properties Socimi S.A. *	362,769	4,321

United Kingdom – 7.0%

British Land (The) Co. PLC	404,474	5,143

Derwent London PLC	94,284	5,203

Grainger PLC	809,308	2,918

Great Portland Estates PLC	636,523	8,247

Hammerson PLC	645,681	6,105

Hansteen Holdings PLC	1,116,100	2,041

Segro PLC	1,124,191	7,311

Shaftesbury PLC	480,494	6,676
		43,644

United States – 57.8%

Alexandria Real Estate Equities, Inc.	24,682	2,090

American Residential Properties, Inc.	153,670	2,654

Apartment Investment & Management Co., Class A	160,220	5,931

AvalonBay Communities, Inc.	89,136	15,583

Boston Properties, Inc.	41,671	4,934

Brandywine Realty Trust	506,563	6,241

Brixmor Property Group, Inc.	261,312	6,136

Camden Property Trust	49,524	3,660

Care Capital Properties, Inc.	121,964	4,016

CBL & Associates Properties, Inc.	258,149	3,549

Corporate Office Properties Trust	165,600	3,483

CubeSmart	167,371	4,554

DCT Industrial Trust, Inc.	138,983	4,678

DDR Corp.	334,599	5,146

Douglas Emmett, Inc.	210,367	6,042

Duke Realty Corp.	440,820	8,398

Empire State Realty Trust, Inc., Class A	122,032	2,078

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

United States – 57.8% – continued

Equity Commonwealth *	240,896	$6,562

Equity Residential	223,812	16,813

Essex Property Trust, Inc.	30,547	6,825

Extra Space Storage, Inc.	58,924	4,547

Federal Realty Investment Trust	22,668	3,093

First Industrial Realty Trust, Inc.	167,692	3,513

General Growth Properties, Inc.	463,641	12,041

HCP, Inc.	199,546	7,433

Hersha Hospitality Trust	89,000	2,017

Highwoods Properties, Inc.	91,236	3,535

Host Hotels & Resorts, Inc.	790,865	12,504

Hudson Pacific Properties, Inc.	285,039	8,206

Kilroy Realty Corp.	42,745	2,785

Kimco Realty Corp.	229,671	5,611

Macerich (The) Co.	16,321	1,254

Mid-America Apartment Communities, Inc.	44,471	3,641

National Retail Properties, Inc.	92,835	3,367

NorthStar Realty Finance Corp.	209,500	2,587

Omega Healthcare Investors, Inc.	129,092	4,538

Outfront Media, Inc.	240,106	4,994

Paramount Group, Inc.	275,268	4,624

Parkway Properties, Inc.	100,739	1,567

Pebblebrook Hotel Trust	120,201	4,261

Post Properties, Inc.	50,356	2,935

Prologis, Inc.	366,816	14,269

PS Business Parks, Inc.	55,123	4,376

Public Storage	56,348	11,925

Regency Centers Corp.	38,143	2,371

Retail Properties of America, Inc., Class A	151,685	2,137

RLJ Lodging Trust	25,529	645

Simon Property Group, Inc.	210,653	38,701

SL Green Realty Corp.	157,124	16,994

Strategic Hotels & Resorts, Inc. *	256,917	3,543

Sunstone Hotel Investors, Inc.	155,100	2,052

Taubman Centers, Inc.	66,977	4,627

UDR, Inc.	231,504	7,982

Urban Edge Properties	93,472	2,018

Ventas, Inc.	223,157	12,510

Vornado Realty Trust	98,337	8,892

Welltower, Inc.	96,361	6,525

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.7% – continued

United States – 57.8% – continued

WP GLIMCHER, Inc.	166,608	$1,943
		359,936
Total Common Stocks (1)
(Cost $586,711)		602,433

INVESTMENT COMPANIES – 1.8%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (2)	11,478,949	11,479
Total Investment Companies
(Cost $11,479)		11,479

Total Investments – 98.5%
(Cost $598,190)		613,912

Other Assets less Liabilities – 1.5%		9,328
NET ASSETS – 100.0%		$623,240

(1)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activities	8.9%
Diversified REITs	7.6
Health Care REITs	5.8
Hotel & Resort REITs	4.2
Industrial REITs	5.8
Office REITs	20.0
Real Estate Development	0.4
Real Estate Operating Companies	6.9
Residential REITs	11.0
Retail REITs	25.1
Specialized REITs	4.3

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued	SEPTEMBER 30, 2015 (UNAUDITED)

At September 30, 2015, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	61.7%
Euro	12.3
British Pound	7.3
Japanese Yen	6.7
Australian Dollar	6.1
All other currencies less than 5%	5.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2015 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Canada	$2,221	$–	$–	$2,221
United States	359,936	–	–	359,936
All Other Countries(1)	–	240,276	–	240,276
Total Common Stocks	362,157	240,276	–	602,433
Investment Companies	11,479	–	–	11,479
Total Investments	$373,636	$240,276	$–	$613,912

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND	SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.0%

Australia – 1.7%

Australia & New Zealand Banking Group Ltd.	376,963	$7,221

Beach Energy Ltd.	1,650,045	534

BHP Billiton Ltd. ADR	89,084	2,817

CSL Ltd.	178,680	11,259

Lend Lease Group	68,800	608

Macquarie Group Ltd.	56,867	3,092

REA Group Ltd.	27,432	856

Telstra Corp. Ltd.	450,684	1,779
		28,166

Austria – 1.0%

Conwert Immobilien Invest S.E. *	252,559	3,415

Erste Group Bank A.G. *	170,427	4,955

Schoeller-Bleckmann Oilfield Equipment A.G.	63,884	3,607

voestalpine A.G.	135,638	4,667
		16,644

Belgium – 0.3%

KBC Groep N.V.	53,931	3,401

Telenet Group Holding N.V. *	21,130	1,212
		4,613

Brazil – 0.7%

Ambev S.A. ADR	500,918	2,454

Banco do Brasil S.A.	900,030	3,412

BB Seguridade Participacoes S.A.	154,900	965

Embraer S.A. ADR	113,873	2,913

Qualicorp S.A.	532,700	1,974
		11,718

Canada – 4.8%

Alimentation Couche Tard, Inc., Class B	62,969	2,896

Brookfield Asset Management, Inc., Class A	89,432	2,812

Canadian National Railway Co.	20,411	1,158

Canadian Natural Resources Ltd.	182,495	3,554

Canadian Pacific Railway Ltd.	88,400	12,692

CI Financial Corp.	57,040	1,295

Constellation Software, Inc.	28,683	12,022

Dollarama, Inc.	31,311	2,115

Enbridge, Inc.	85,618	3,179

Intact Financial Corp.	18,124	1,273

Kinross Gold Corp. *	609,694	1,060

Magna International, Inc.	107,654	5,164

Magna International, Inc. (New York Exchange)	100,800	4,839

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.0% – continued

Canada – 4.8% – continued

Manulife Financial Corp.	451,000	$6,981

Methanex Corp.	4,000	133

Open Text Corp.	73,361	3,283

Rogers Communications, Inc., Class B	78,982	2,723

Suncor Energy, Inc.	102,900	2,752

Toronto-Dominion Bank (The)	69,572	2,742

Toronto-Dominion Bank (The) (New York Exchange)	181,100	7,139

Yamana Gold, Inc.	32,369	55
		79,867

Chile – 0.1%

Antofagasta PLC	329,709	2,500

China – 3.1%

Anhui Conch Cement Co. Ltd., Class H	3,461,200	10,248

Baidu, Inc. ADR *	13,253	1,821

Belle International Holdings Ltd.	2,865,000	2,502

China Construction Bank Corp., Class H	8,244,700	5,523

China Oilfield Services Ltd., Class H	3,195,700	3,222

ENN Energy Holdings Ltd.	716,000	3,455

Industrial & Commercial Bank of China Ltd., Class H	5,694,000	3,301

Mindray Medical International Ltd. ADR	174,201	3,810

NetEase, Inc. ADR	10,828	1,301

Ping An Insurance Group Co. of China Ltd., Class H	247,000	1,231

Tencent Holdings Ltd.	900,000	15,137

Weichai Power Co. Ltd., Class H	1,532,000	1,437
		52,988

Czech Republic – 0.2%

Komercni banka A.S.	16,531	3,586

Denmark – 4.1%

Chr Hansen Holding A/S	313,675	17,566

Coloplast A/S, Class B	181,445	12,873

Novo Nordisk A/S ADR	326,275	17,697

Novo Nordisk A/S, Class B	63,698	3,428

Novozymes A/S, Class B	325,209	14,202

Pandora A/S	22,076	2,583
		68,349

Finland – 0.4%

Elisa OYJ	22,017	745

Kone OYJ, Class B	47,888	1,825

Sampo OYJ, Class A	94,113	4,564

		7,134

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.0% – continued

France – 5.6%

Atos S.E.	85,713	$6,583

AXA S.A.	528,008	12,818

Cap Gemini S.A.	44,013	3,922

Christian Dior S.E.	10,420	1,951

Danone S.A.	111,523	7,053

Essilor International S.A.	22,539	2,753

Eurofins Scientific S.E.	3,340	1,027

Groupe Eurotunnel S.E. (Registered)	49,099	669

Hermes International	3,493	1,272

L’Oreal S.A.	8,169	1,420

LVMH Moet Hennessy Louis Vuitton S.E.	67,250	11,476

Publicis Groupe S.A.	21,025	1,436

Safran S.A.	34,241	2,584

Sanofi	137,781	13,126

Societe Generale S.A.	100,987	4,517

Sodexo S.A.	48,399	4,014

Technip S.A.	58,714	2,774

TOTAL S.A.	132,284	5,964

Unibail-Rodamco S.E.	10,890	2,824

Valeo S.A.	19,676	2,665

Veolia Environnement S.A.	121,913	2,794
		93,642

Germany – 2.3%

adidas A.G.	71,472	5,753

BASF S.E.	20,516	1,566

Bayer A.G. (Registered)	10,953	1,400

Bayerische Motoren Werke A.G.	25,542	2,260

Brenntag A.G.	31,762	1,709

Continental A.G.	20,021	4,253

Deutsche Boerse A.G.	74,564	6,419

Deutsche Wohnen A.G. (Bearer)	32,701	874

E.ON S.E.	209,525	1,798

Fielmann A.G.	9,276	634

ProSiebenSat.1 Media S.E.	95,881	4,695

Siemens A.G. (Registered)	30,785	2,750

Symrise A.G.	23,311	1,400

TUI A.G.	90,880	1,661

Vonovia S.E.	29,262	941

Wirecard A.G.	13,918	665

Zalando S.E. (1)(2)*	24,732	819
		39,597

Hong Kong – 2.1%

AIA Group Ltd.	1,070,400	5,573

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.0% – continued

Hong Kong – 2.1% – continued

BOC Hong Kong Holdings Ltd.	1,966,100	$5,816

China High Precision Automation Group Ltd. *	982,000	5

China Mobile Ltd.	827,968	9,882

China Overseas Land & Investment Ltd.	768,000	2,344

CK Hutchison Holdings Ltd.	379,200	4,938

Orient Overseas International Ltd.	1,148,900	5,412

Techtronic Industries Co. Ltd.	493,500	1,838
		35,808

India – 1.5%

HDFC Bank Ltd. ADR	156,979	9,590

ICICI Bank Ltd. ADR	1,841,586	15,432
		25,022

Indonesia – 0.3%

Bank Rakyat Indonesia Persero Tbk PT	3,946,300	2,344

Indofood Sukses Makmur Tbk PT	5,423,100	2,054
		4,398

Ireland – 4.0%

Experian PLC	877,751	14,087

ICON PLC *	387,446	27,497

Kingspan Group PLC	33,463	807

Medtronic PLC	54,709	3,662

Shire PLC	216,970	14,809

Smurfit Kappa Group PLC	212,753	5,720
		66,582

Israel – 1.5%

Check Point Software Technologies Ltd. *	43,926	3,485

Israel Chemicals Ltd.	568,700	2,932

Teva Pharmaceutical Industries Ltd. ADR	322,537	18,210
		24,627

Italy – 0.5%

Azimut Holding S.p.A.	34,887	751

Banca Generali S.p.A.	51,435	1,453

Intesa Sanpaolo S.p.A.	1,812,036	6,399

Yoox S.p.A. *	20,350	614
		9,217

Japan – 13.9%

Alps Electric Co. Ltd.	34,000	965

Amada Holdings Co. Ltd.	143,978	1,099

Asahi Group Holdings Ltd.	39,800	1,295

Asahi Kasei Corp.	361,000	2,548

Astellas Pharma, Inc.	562,169	7,298

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.0% – continued

Japan – 13.9% – continued

Bank of Yokohama (The) Ltd.	755,156	$4,601

Casio Computer Co. Ltd.	64,500	1,177

Daicel Corp.	96,100	1,182

Daikin Industries Ltd.	31,000	1,743

Daiwa House Industry Co. Ltd.	76,000	1,886

Denso Corp.	225,900	9,577

FANUC Corp.	12,200	1,881

Fuji Electric Co. Ltd.	136,000	495

Fuji Heavy Industries Ltd.	162,200	5,869

Haseko Corp.	40,500	461

Hitachi Capital Corp.	5,400	132

Hitachi Ltd.	1,383,920	6,994

Hoya Corp.	110,100	3,618

Inpex Corp.	305,011	2,725

Isuzu Motors Ltd.	690,200	6,955

IT Holdings Corp.	26,600	604

Japan Tobacco, Inc.	73,500	2,286

Kao Corp.	43,200	1,963

KDDI Corp.	419,200	9,388

Keyence Corp.	26,900	12,044

Kobe Steel Ltd.	2,435,000	2,651

M3, Inc.	42,800	854

Makita Corp.	17,900	955

MEIJI Holdings Co. Ltd.	26,000	1,913

Mitsubishi Corp.	172,700	2,839

Mitsubishi Electric Corp.	352,000	3,232

Mitsubishi UFJ Financial Group, Inc.	1,306,204	7,894

Mitsui & Co. Ltd.	548,100	6,173

MS&AD Insurance Group Holdings, Inc.	175,556	4,722

Murata Manufacturing Co. Ltd.	22,000	2,857

Nidec Corp.	25,900	1,784

Nintendo Co. Ltd.	22,201	3,751

Nippon Steel & Sumitomo Metal Corp.	195,690	3,575

Nissan Chemical Industries Ltd.	31,100	685

Nitori Holdings Co. Ltd.	7,500	591

Nomura Research Institute Ltd.	53,570	2,064

NSK Ltd.	586,200	5,691

Omron Corp.	29,100	879

ORIX Corp.	429,300	5,553

Pola Orbis Holdings, Inc.	13,700	853

Rakuten, Inc.	139,800	1,793

SCSK Corp.	22,000	827

Secom Co. Ltd.	141,600	8,533

Shionogi & Co. Ltd.	52,000	1,869

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.0% – continued

Japan – 13.9% – continued

SMC Corp.	5,574	$1,224

Sumitomo Chemical Co. Ltd.	46,000	234

Sumitomo Metal Mining Co. Ltd.	540,000	6,149

Sumitomo Mitsui Financial Group, Inc.	132,100	5,029

Sumitomo Mitsui Trust Holdings, Inc.	1,649,955	6,086

Sumitomo Realty & Development Co. Ltd.	61,000	1,948

Suruga Bank Ltd.	174,000	3,242

Suzuki Motor Corp.	151,007	4,666

Sysmex Corp.	288,300	15,245

T&D Holdings, Inc.	286,800	3,397

Tadano Ltd.	67,000	745

Temp Holdings Co. Ltd.	26,300	1,204

THK Co. Ltd.	96,359	1,533

Tokio Marine Holdings, Inc.	262,191	9,812

Trend Micro, Inc.	56,600	2,005

Tsuruha Holdings, Inc.	20,200	1,745

Unicharm Corp.	381,000	6,761

West Japan Railway Co.	13,000	814
		233,163

Jordan – 0.0%

Hikma Pharmaceuticals PLC	20,833	720

Mexico – 1.2%

America Movil S.A.B. de C.V., Series L ADR	372,436	6,164

Arca Continental S.A.B. de C.V.	121,920	687

Fomento Economico Mexicano S.A.B. de C.V. ADR	9,213	822

Grupo Televisa S.A.B. ADR	164,862	4,290

Wal-Mart de Mexico S.A.B. de C.V.	3,083,700	7,608
		19,571

Netherlands – 3.7%

Aegon N.V.	1,026,646	5,912

Core Laboratories N.V.	168,301	16,796

Heineken N.V.	77,516	6,274

ING Groep N.V. – CVA	118,495	1,682

NXP Semiconductors N.V. *	31,779	2,767

Royal Dutch Shell PLC, Class A	647,018	15,364

Sensata Technologies Holding N.V. *	287,245	12,737
		61,532

Norway – 1.4%

DNB ASA	776,912	10,125

Gjensidige Forsikring ASA	35,545	479

Norsk Hydro ASA	2,026,430	6,768

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.0% – continued

Norway – 1.4% – continued

Statoil ASA ADR	253,946	$3,698

Telenor ASA	98,007	1,833
		22,903

Portugal – 0.1%

Jeronimo Martins SGPS S.A.	89,669	1,211

Russia – 0.5%

Lukoil PJSC ADR	162,700	5,541

Yandex N.V., Class A *	315,360	3,384
		8,925

Singapore – 1.2%

DBS Group Holdings Ltd.	590,100	6,742

Golden Agri-Resources Ltd.	5,020,181	1,167

Keppel Corp. Ltd.	1,297,300	6,220

United Overseas Bank Ltd.	470,200	6,134
		20,263

South Africa – 1.4%

Bidvest Group (The) Ltd.	38,878	917

FirstRand Ltd.	460,212	1,636

MTN Group Ltd.	120,671	1,554

Naspers Ltd., Class N	15,813	1,984

Sanlam Ltd.	96,215	416

Sasol Ltd. ADR	312,258	8,687

Shoprite Holdings Ltd.	460,795	5,234

Steinhoff International Holdings Ltd.	445,299	2,736
		23,164

South Korea – 1.7%

Amorepacific Corp.	2,103	686

Hyundai Mobis Co. Ltd.	23,162	4,500

Hyundai Motor Co.	16,556	2,303

KB Financial Group, Inc. ADR	97,334	2,861

Korea Electric Power Corp. ADR	323,589	6,630

Samsung Electronics Co. Ltd.	6,456	6,209

Samsung Electronics Co. Ltd. GDR	7,471	3,536

SK Hynix, Inc.	39,950	1,142
		27,867

Spain – 1.8%

Amadeus IT Holding S.A., Class A	287,235	12,282

Banco Bilbao Vizcaya Argentaria S.A.	202,207	1,715

Bankinter S.A.	239,085	1,759

Distribuidora Internacional de Alimentacion S.A. *	152,294	921

Industria de Diseno Textil S.A.	356,813	11,953

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.0% – continued

Spain – 1.8% – continued

Mapfre S.A.	144,408	$377

Viscofan S.A.	9,647	581
		29,588

Sweden – 2.6%

Assa Abloy AB, Class B	143,588	2,579

Atlas Copco AB, Class A	111,369	2,685

Getinge AB, Class B	285,621	6,378

Hexagon AB, Class B	30,407	931

Hexpol AB	65,869	737

Intrum Justitia AB	20,700	716

Nordea Bank AB	624,600	6,976

Svenska Cellulosa AB S.C.A., Class B	593,125	16,620

Swedbank AB, Class A	49,490	1,095

Telefonaktiebolaget LM Ericsson, Class B	199,167	1,962

TeliaSonera AB	691,880	3,731
		44,410

Switzerland – 8.4%

ACE Ltd.	214,764	22,207

Actelion Ltd. (Registered) *	21,307	2,710

Cie Financiere Richemont S.A. (Registered)	17,302	1,348

Clariant A.G. (Registered) *	99,171	1,674

Credit Suisse Group A.G. ADR *	164,834	3,961

Geberit A.G. (Registered)	5,131	1,571

Glencore PLC	954,036	1,330

Lonza Group A.G. (Registered) *	15,317	2,014

Luxoft Holding, Inc. *	8,797	557

Nestle S.A. (Registered)	395,214	29,762

Novartis A.G. (Registered)	150,796	13,891

Novartis A.G. ADR	95,917	8,817

Partners Group Holding A.G.	9,286	3,155

Roche Holding A.G. (Genusschein)	59,607	15,757

SGS S.A. (Registered)	5,955	10,412

Swatch Group (The) A.G. (Bearer)	15,435	5,732

Syngenta A.G. (Registered)	4,193	1,347

UBS Group A.G. (Registered)	112,363	2,082

Wolseley PLC	52,466	3,069

Zurich Insurance Group A.G. *	37,714	9,278
		140,674

Taiwan – 2.8%

Advanced Semiconductor Engineering, Inc.	5,787,415	6,331

AU Optronics Corp. ADR	1,420,800	4,206

CTBC Financial Holding Co. Ltd.	881,003	454

Fubon Financial Holding Co. Ltd.	905,000	1,414

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.0% – continued

Taiwan – 2.8% – continued

Largan Precision Co. Ltd.	11,000	$864

Taiwan Semiconductor Manufacturing Co. Ltd.	707,000	2,821

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,489,938	30,916
		47,006

Turkey – 0.8%

Akbank T.A.S.	1,453,589	3,261

KOC Holding A.S. ADR	361,000	7,032

Turkiye Garanti Bankasi A.S.	1,222,423	2,842
		13,135

United Arab Emirates – 0.0%

Dubai Islamic Bank PJSC	357,800	656

United Kingdom – 14.2%

Anglo American PLC	238,122	1,992

Aon PLC	78,831	6,985

ARM Holdings PLC	47,331	682

ARM Holdings PLC ADR	582,897	25,210

Babcock International Group PLC	48,738	674

BAE Systems PLC	968,844	6,578

Berkeley Group Holdings PLC	33,097	1,676

BP PLC ADR	48,594	1,485

BT Group PLC	659,325	4,196

Bunzl PLC	68,080	1,827

Capita PLC	91,761	1,667

Centrica PLC	903,547	3,140

Compass Group PLC	657,165	10,492

Derwent London PLC	19,669	1,085

Diageo PLC	558,824	15,038

Dialog Semiconductor PLC *	13,192	528

easyJet PLC	154,470	4,163

GlaxoSmithKline PLC	390,567	7,487

Halma PLC	61,158	669

Hiscox Ltd.	62,913	898

HSBC Holdings PLC	394,855	2,987

Imperial Tobacco Group PLC	137,711	7,128

Inchcape PLC	51,000	556

InterContinental Hotels Group PLC	45,150	1,561

ITV PLC	2,666,187	9,948

Just Eat PLC *	99,262	617

Lloyds Banking Group PLC	66,368	76

Man Group PLC	1,574,792	3,664

Marks & Spencer Group PLC	878,200	6,674

Merlin Entertainments PLC	190,574	1,074

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 92.0% – continued

United Kingdom – 14.2% – continued

Next PLC	32,796	$3,785

Noble Corp. PLC	110,204	1,202

Persimmon PLC *	314,081	9,570

Provident Financial PLC	35,449	1,688

Prudential PLC	209,500	4,429

Reckitt Benckiser Group PLC	229,188	20,804

RELX PLC	141,422	2,427

Rio Tinto PLC	172,200	5,777

Rio Tinto PLC ADR	128,576	4,348

Sage Group (The) PLC	121,415	919

Schroders PLC	24,781	1,055

Sky PLC	243,882	3,859

SSE PLC	67,253	1,525

Standard Chartered PLC	451,861	4,393

Subsea 7 S.A.*	219,767	1,653

Taylor Wimpey PLC	397,888	1,180

UBM PLC	77,942	574

Unilever PLC	226,263	9,217

Vodafone Group PLC ADR	204,548	6,492

Whitbread PLC	27,589	1,951

Willis Group Holdings PLC	171,585	7,030

WPP PLC	629,802	13,116
		237,751

United States – 2.1%

Axis Capital Holdings Ltd.	60,100	3,229

Carnival Corp.	236,382	11,748

Everest Re Group Ltd.	56,941	9,870

Genpact Ltd.*	111,863	2,641

Philip Morris International, Inc.	59,392	4,712

Thomson Reuters Corp.	77,829	3,128

Valeant Pharmaceuticals International, Inc.*	3,499	624
		35,952
Total Common Stocks (3)
(Cost $1,557,590)		1,542,949

PREFERRED STOCKS – 0.7%

Brazil – 0.3%

Banco Bradesco S.A. ADR	1,031,663	5,529

Colombia – 0.2%

Bancolombia S.A. ADR	79,901	2,573

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 0.7% – continued

Germany – 0.2%

Henkel A.G. & Co. KGaA	38,932	$4,000
Total Preferred Stocks (3)
(Cost $18,381)		12,102

MASTER LIMITED PARTNERSHIPS – 0.8%

United States – 0.8%

Lazard Ltd., Class A	318,725	13,801
Total Master Limited Partnerships (3)
(Cost $15,503)		13,801

INVESTMENT COMPANIES – 4.9%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (4)	81,725,903	81,726
Total Investment Companies
(Cost $81,726)		81,726

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.3%

U.S. Treasury Bills, 0.05%, 10/8/15 (5)(6)	$3,560	$3,560
0.01%, 12/3/15 (5)(6)	1,900	1,900
		5,460
Total Short-Term Investments
(Cost $5,460)		5,460

Total Investments – 98.7%
(Cost $1,678,660)		1,656,038

Other Assets less Liabilities – 1.3%		21,633
NET ASSETS – 100.0%		$1,677,671

(1)	Restricted security that has been deemed illiquid. At September 30, 2015, the value of these restricted illiquid securities amounted to approximately $819,000 or 0.05% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)

Zalando S.E.	6/11/15-7/8/15	$842

(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.
(3)	In accordance with the Fund’s prospectus, adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
(6)	Discount rate at the time of purchase.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
mini MSCI EAFE Index	472	$38,928	Long	12/15	$(143)

At September 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	13.6%
Consumer Staples	10.5
Energy	5.3
Financials	23.4
Health Care	14.1
Industrials	9.9
Information Technology	12.1
Materials	6.8
Telecommunication Services	3.1
Utilities	1.2

Total	100.0%

At September 30, 2015, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	26.5%
Euro	15.4
Japanese Yen	14.9
British Pound	14.0
Swiss Franc	6.4
Hong Kong Dollar	5.2
All other currencies less than 5%	17.6

Total	100.0%

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2015 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks
Australia	$2,817	$25,349	$–	$28,166
Brazil	11,718	–	–	11,718
Canada	79,867	–	–	79,867
China	6,932	46,056	–	52,988
Denmark	17,697	50,652	–	68,349
India	25,022	–	–	25,022
Ireland	31,159	35,423	–	66,582
Israel	21,695	2,932	–	24,627
Mexico	19,571	–	–	19,571
Netherlands	32,300	29,232	–	61,532
Norway	3,698	19,205	–	22,903
Russia	8,925	–	–	8,925
South Africa	8,687	14,477	–	23,164
South Korea	9,491	18,376	–	27,867
Switzerland	35,541	105,133	–	140,674
Taiwan	35,122	11,884	–	47,006
Turkey	7,032	6,103	–	13,135
United Kingdom	52,754	184,997	–	237,751
United States	35,952	–	–	35,952
All Other Countries(1)	–	547,150	–	547,150
Total Common Stocks	445,980	1,096,969	–	1,542,949
Preferred Stocks
Germany	–	4,000	–	4,000
All Other Countries(1)	8,102	–	–	8,102
Total Preferred Stocks	8,102	4,000	–	12,102
Master Limited Partnerships(1)	13,801	–	–	13,801
Investment Companies	81,726	–	–	81,726
Short-Term Investments	–	5,460	–	5,460
Total Investments	$549,609	$1,106,429	$–	$1,656,038

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts		$(143)	$–	$–		$(143)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1 and Level 2 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER INTERNATIONAL EQUITY FUND continued	SEPTEMBER 30, 2015 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/15 (000s)	REALIZED GAINS (LOSSES) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)		PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/15 (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/15 (000s)
Common Stocks
Hong Kong	$5	$–	$–	*	$–	$–	$–	$(5)	$–	$–

*	Amount rounds to less than one thousand.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND	SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1%

Aerospace & Defense – 3.0%

Boeing (The) Co.	14,023	$1,836

Northrop Grumman Corp.	39,900	6,621

Raytheon Co.	35,600	3,890
		12,347

Apparel & Textile Products – 2.3%

NIKE, Inc., Class B	62,967	7,743

Under Armour, Inc., Class A *	16,088	1,557
		9,300

Automotive – 1.3%

Johnson Controls, Inc.	92,800	3,838

Tesla Motors, Inc. *	5,577	1,386
		5,224

Banking – 4.4%

Bank of America Corp.	264,100	4,115

BB&T Corp.	105,000	3,738

Citigroup, Inc.	96,053	4,765

JPMorgan Chase & Co.	60,200	3,670

SunTrust Banks, Inc.	37,400	1,430
		17,718

Biotechnology & Pharmaceuticals – 13.7%

Alexion Pharmaceuticals, Inc. *	9,988	1,562

Allergan PLC *	24,305	6,606

Baxalta, Inc.	61,100	1,925

Biogen, Inc. *	20,041	5,848

Bristol-Myers Squibb Co.	30,142	1,784

Celgene Corp. *	50,046	5,414

Eli Lilly & Co.	54,000	4,519

Gilead Sciences, Inc.	41,880	4,112

Johnson & Johnson	38,800	3,622

Merck & Co., Inc.	156,986	7,754

Novo Nordisk A/S ADR	29,039	1,575

Pfizer, Inc.	244,465	7,679

Regeneron Pharmaceuticals, Inc. *	2,416	1,124

Shire PLC ADR	8,605	1,766

Vertex Pharmaceuticals, Inc. *	5,264	548
		55,838

Chemicals – 1.4%

BASF S.E. ADR	12,618	964

E.I. du Pont de Nemours & Co.	71,600	3,451

Monsanto Co.	9,257	790

Sherwin-Williams (The) Co.	2,300	513
		5,718

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Consumer Products – 6.4%

Archer-Daniels-Midland Co.	87,900	$3,643

ConAgra Foods, Inc.	34,800	1,410

Estee Lauder (The) Cos., Inc., Class A	48,653	3,925

Herbalife Ltd. *	64,476	3,514

Kraft Heinz (The) Co.	50,600	3,571

Mondelez International, Inc., Class A	103,207	4,321

Monster Beverage Corp. *	5,014	678

Philip Morris International, Inc.	49,200	3,903

Tyson Foods, Inc., Class A	28,000	1,207
		26,172

Electrical Equipment – 0.2%

TE Connectivity Ltd.	16,300	976

Engineering & Construction Services – 1.4%

Fluor Corp.	20,200	856

KBR, Inc.	289,100	4,816
		5,672

Gaming, Lodging & Restaurants – 1.2%

Chipotle Mexican Grill, Inc. *	1,607	1,157

Marriott International, Inc., Class A	19,981	1,363

Starbucks Corp.	40,526	2,304
		4,824

Hardware – 4.6%

Apple, Inc.	90,255	9,955

ARRIS Group, Inc. *	13,600	353

Cisco Systems, Inc.	138,000	3,623

EMC Corp.	161,110	3,892

Hewlett-Packard Co.	38,100	976
		18,799

Health Care Facilities & Services – 3.6%

Cardinal Health, Inc.	46,200	3,549

Express Scripts Holding Co. *	47,700	3,862

HCA Holdings, Inc. *	48,048	3,717

Quest Diagnostics, Inc.	59,300	3,645
		14,773

Home & Office Products – 0.6%

Lennar Corp., Class B	33,664	1,333

Tupperware Brands Corp.	24,600	1,218
		2,551

Institutional Financial Services – 1.4%

Bank of New York Mellon (The) Corp.	98,400	3,852

Goldman Sachs Group (The), Inc.	5,226	908

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Institutional Financial Services – 1.4% – continued

Morgan Stanley	33,901	$1,068
		5,828

Insurance – 4.3%

Allstate (The) Corp.	64,000	3,727

American International Group, Inc.	33,500	1,904

CNO Financial Group, Inc.	364,800	6,862

Marsh & McLennan Cos., Inc.	73,000	3,812

Voya Financial, Inc.	35,000	1,357
		17,662

Iron & Steel – 0.4%

Carpenter Technology Corp.	58,200	1,733

Machinery – 0.1%

Flowserve Corp.	10,900	448

Media – 6.4%

Aimia, Inc.	153,700	1,363

Comcast Corp., Class A	74,786	4,254

Facebook, Inc., Class A *	44,613	4,011

Google, Inc., Class A *	3,971	2,535

Google, Inc., Class C *	4,154	2,527

LinkedIn Corp., Class A *	8,356	1,589

Priceline Group (The), Inc. *	1,414	1,749

Time Warner, Inc.	17,488	1,202

Twitter, Inc. *	13,649	368

Walt Disney (The) Co.	61,584	6,294
		25,892

Medical Equipment & Devices – 1.2%

Abbott Laboratories	35,387	1,423

Baxter International, Inc.	59,500	1,955

Illumina, Inc. *	7,776	1,367
		4,745

Metals & Mining – 0.5%

Alcoa, Inc.	137,700	1,330

Cameco Corp.	40,300	491
		1,821

Oil, Gas & Coal – 5.9%

BP PLC ADR	31,300	956

Chesapeake Energy Corp.	60,700	445

Chevron Corp.	42,000	3,313

Concho Resources, Inc. *	8,428	828

ConocoPhillips	75,600	3,626

Ensco PLC, Class A	173,000	2,436

EOG Resources, Inc.	11,385	829

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Oil, Gas & Coal – 5.9% – continued

Halliburton Co.	94,600	$3,344

Marathon Oil Corp.	147,200	2,267

Occidental Petroleum Corp.	57,400	3,797

Royal Dutch Shell PLC, Class A ADR	33,500	1,587

Schlumberger Ltd.	6,533	451
		23,879

Real Estate Investment Trusts – 0.3%

American Tower Corp.	12,543	1,104

Retail – Consumer Staples – 4.4%

Costco Wholesale Corp.	41,218	5,959

CVS Health Corp.	78,655	7,588

Dollar General Corp.	16,671	1,208

Kroger (The) Co.	34,424	1,242

Wal-Mart Stores, Inc.	26,100	1,692
		17,689

Retail – Discretionary – 7.4%

Alibaba Group Holding Ltd. ADR *	11,631	686

Amazon.com, Inc. *	8,088	4,140

eBay, Inc. *	155,933	3,811

Home Depot (The), Inc.	5,500	635

Industria de Diseno Textil S.A. ADR	106,971	1,786

JD.com, Inc. ADR *	18,714	488

Lowe’s Cos., Inc.	55,300	3,811

Netflix, Inc. *	23,736	2,451

Nordstrom, Inc.	58,797	4,216

O’Reilly Automotive, Inc. *	6,110	1,528

Tiffany & Co.	8,466	654

TJX (The) Cos., Inc.	83,239	5,945
		30,151

Semiconductors – 2.3%

ARM Holdings PLC ADR	21,935	949

Intel Corp.	123,100	3,710

NXP Semiconductors N.V. *	9,474	825

QUALCOMM, Inc.	69,788	3,750
		9,234

Software – 6.6%

Adobe Systems, Inc. *	77,021	6,333

CA, Inc.	298,804	8,157

FireEye, Inc. *	13,994	445

Microsoft Corp.	67,500	2,988

Oracle Corp.	14,000	506

Palo Alto Networks, Inc. *	2,781	478

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.1% – continued

Software – 6.6% – continued

Red Hat, Inc. *	20,727	$1,490

salesforce.com, Inc. *	29,776	2,067

Splunk, Inc. *	17,980	995

Tencent Holdings Ltd. ADR	98,392	1,661

VMware, Inc., Class A *	7,841	618

Workday, Inc., Class A *	14,016	965
		26,703

Specialty Finance – 4.0%

Ally Financial, Inc. *	81,265	1,656

MasterCard, Inc., Class A	88,305	7,958

PayPal Holdings, Inc. *	112,757	3,500

Visa, Inc., Class A	44,200	3,079
		16,193

Technology Services – 1.1%

McGraw Hill Financial, Inc.	12,254	1,060

Xerox Corp.	356,700	3,471
		4,531

Telecom – 2.0%

AT&T, Inc.	111,000	3,616

Verizon Communications, Inc.	91,678	3,989

Vodafone Group PLC ADR	20,945	665
		8,270

Transportation & Logistics – 0.7%

Canadian Pacific Railway Ltd.	2,668	383

Euronav N.V.	104,600	1,454

FedEx Corp.	7,700	1,109
		2,946

Utilities – 2.1%

American Electric Power Co., Inc.	8,900	506

Edison International	57,500	3,626

Entergy Corp.	20,300	1,322

Exelon Corp.	84,500	2,510

NextEra Energy, Inc.	5,100	497
		8,461

Waste & Environment Services & Equipment – 0.9%

Waste Management, Inc.	71,100	3,541
Total Common Stocks
(Cost $305,579)		390,743

	NUMBER OF SHARES	VALUE (000s)
MASTER LIMITED PARTNERSHIPS – 0.2%

Transportation & Logistics – 0.2%

Golar LNG Partners L.P.	50,396	$739
Total Master Limited Partnerships
(Cost $1,218)		739

INVESTMENT COMPANIES – 2.1%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (1)	8,403,542	8,404
Total Investment Companies
(Cost $8,404)		8,404

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 0.05%, 10/8/15 (2)(3)	$945	$945
Total Short-Term Investments
(Cost $945)		945

Total Investments – 98.6%
(Cost $316,146)		400,831

Other Assets less Liabilities – 1.4%		5,865
NET ASSETS – 100.0%		$406,696

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.
(3)	Discount rate at the time of purchase.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-mini S&P 500	39	$3,722	Long	12/15	$(55)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER LARGE CAP FUND continued	SEPTEMBER 30, 2015 (UNAUDITED)

At September 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	16.3%
Consumer Staples	10.9
Energy	6.8
Financials	11.5
Health Care	19.2
Industrials	6.0
Information Technology	22.8
Materials	2.2
Telecommunication Services	2.1
Utilities	2.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$390,743	$–	$–	$390,743
Master Limited Partnerships	739	–	–	739
Investment Companies	8,404	–	–	8,404
Short-Term Investments	–	945	–	945
Total Investments	$399,886	$945	$–	$400,831

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(55)	$–	$–	$(55)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND	SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2%

Aerospace & Defense – 1.2%

Harris Corp.	11,900	$871

Huntington Ingalls Industries, Inc.	14,600	1,564

L-3 Communications Holdings, Inc.	10,300	1,077

Northrop Grumman Corp.	13,300	2,207

Orbital ATK, Inc.	9,600	690

Raytheon Co.	9,800	1,071

Triumph Group, Inc.	10,700	450
		7,930

Apparel & Textile Products – 3.2%

Carter’s, Inc.	52,495	4,758

Gildan Activewear, Inc.	151,125	4,558

PVH Corp.	40,875	4,167

Under Armour, Inc., Class A *	76,861	7,439
		20,922

Asset Management – 2.2%

Affiliated Managers Group, Inc. *	22,812	3,900

Ameriprise Financial, Inc.	8,400	917

Ares Capital Corp.	337,550	4,888

Ashford, Inc. *	1,056	67

SEI Investments Co.	89,200	4,302
		14,074

Automotive – 2.1%

Autoliv, Inc.	6,100	665

Cooper Tire & Rubber Co.	60,300	2,382

Delphi Automotive PLC	51,400	3,909

Goodyear Tire & Rubber (The) Co.	41,700	1,223

Harman International Industries, Inc.	17,950	1,723

Lear Corp.	12,000	1,305

Tenneco, Inc. *	58,225	2,607
		13,814

Banking – 4.8%

Banco Latinoamericano de Comercio Exterior S.A.	43,400	1,005

East West Bancorp, Inc.	121,195	4,656

Fifth Third Bancorp	150,600	2,848

Huntington Bancshares, Inc.	169,000	1,791

Investors Bancorp, Inc.	406,925	5,021

KeyCorp	179,000	2,329

PacWest Bancorp	113,350	4,853

Regions Financial Corp.	139,700	1,259

Signature Bank *	35,133	4,833

SunTrust Banks, Inc.	56,876	2,175
		30,770

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Biotechnology & Pharmaceuticals – 1.7%

Endo International PLC *	52,950	$3,668

Lannett Co., Inc. *	11,300	469

Mallinckrodt PLC *	29,725	1,901

OPKO Health, Inc. *	42,479	357

Perrigo Co. PLC	24,783	3,898

United Therapeutics Corp. *	3,000	394
		10,687

Chemicals – 1.7%

Avery Dennison Corp.	79,275	4,485

Cabot Corp.	29,200	921

Celanese Corp., Series A	27,200	1,609

CF Industries Holdings, Inc.	31,000	1,392

Eastman Chemical Co.	26,000	1,683

Huntsman Corp.	127,100	1,232
		11,322

Commercial Services – 1.4%

KAR Auction Services, Inc.	73,075	2,594

R.R. Donnelley & Sons Co.	94,600	1,377

ServiceMaster Global Holdings, Inc. *	104,675	3,512

TriNet Group, Inc. *	99,725	1,675

Vectrus, Inc. *	4,427	98
		9,256

Consumer Products – 3.3%

Archer-Daniels-Midland Co.	38,800	1,608

Church & Dwight Co., Inc.	64,365	5,400

Fresh Del Monte Produce, Inc.	42,800	1,691

Hain Celestial Group (The), Inc. *	77,339	3,991

JM Smucker (The) Co.	31,215	3,562

Spectrum Brands Holdings, Inc.	34,675	3,173

Tyson Foods, Inc., Class A	47,800	2,060
		21,485

Containers & Packaging – 1.9%

Crown Holdings, Inc. *	104,050	4,760

Owens-Illinois, Inc. *	38,300	794

Packaging Corp. of America	50,175	3,018

WestRock Co.	77,655	3,995
		12,567

Distributors – Discretionary – 1.6%

Fastenal Co.	74,172	2,716

Ingram Micro, Inc., Class A	36,900	1,005

LKQ Corp. *	184,456	5,231

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Distributors – Discretionary – 1.6% – continued

Tech Data Corp. *	17,300	$1,185
		10,137

Electrical Equipment – 1.7%

Acuity Brands, Inc.	12,674	2,225

Amphenol Corp., Class A	105,123	5,357

Roper Technologies, Inc.	22,020	3,451
		11,033

Engineering & Construction Services – 0.3%

Fluor Corp.	23,400	991

Tutor Perini Corp. *	46,800	770
		1,761

Gaming, Lodging & Restaurants – 1.5%

Brinker International, Inc.	22,300	1,175

Chipotle Mexican Grill, Inc. *	6,849	4,933

Panera Bread Co., Class A *	17,590	3,402
		9,510

Hardware – 2.5%

Brocade Communications Systems, Inc.	164,000	1,702

CommScope Holding Co., Inc. *	148,025	4,445

Corning, Inc.	108,700	1,861

Lexmark International, Inc., Class A	43,100	1,249

NCR Corp. *	167,425	3,809

Seagate Technology PLC	30,100	1,349

Western Digital Corp.	21,700	1,724
		16,139

Health Care Facilities & Services – 4.2%

Aetna, Inc.	16,100	1,762

Amsurg Corp. *	70,600	5,486

Cigna Corp.	20,900	2,822

Community Health Systems, Inc. *	84,850	3,629

HCA Holdings, Inc. *	79,275	6,133

Owens & Minor, Inc.	39,600	1,265

PAREXEL International Corp. *	63,776	3,949

Quest Diagnostics, Inc.	19,200	1,180

Select Medical Holdings Corp.	71,400	770
		26,996

Home & Office Products – 1.2%

Lennar Corp., Class A	65,025	3,130

Snap-on, Inc.	20,450	3,087

Whirlpool Corp.	10,500	1,546
		7,763

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Industrial Services – 0.8%

HD Supply Holdings, Inc. *	139,350	$3,988

United Rentals, Inc. *	24,150	1,450
		5,438

Institutional Financial Services – 2.8%

Intercontinental Exchange, Inc.	20,173	4,740

LPL Financial Holdings, Inc.	79,275	3,153

Nasdaq, Inc.	95,375	5,086

Raymond James Financial, Inc.	85,673	4,252

State Street Corp.	11,500	773
		18,004

Insurance – 5.2%

Aflac, Inc.	13,700	796

Allstate (The) Corp.	32,900	1,916

American Financial Group, Inc.	25,700	1,771

Arthur J. Gallagher & Co.	112,425	4,641

Aspen Insurance Holdings Ltd.	25,500	1,185

Assurant, Inc.	15,400	1,217

Endurance Specialty Holdings Ltd.	38,870	2,372

Everest Re Group Ltd.	17,500	3,034

Hartford Financial Services Group (The), Inc.	53,300	2,440

Lincoln National Corp.	54,200	2,572

PartnerRe Ltd.	10,700	1,486

Principal Financial Group, Inc.	23,900	1,132

Reinsurance Group of America, Inc.	49,550	4,489

Unum Group	92,000	2,951

Validus Holdings Ltd.	32,200	1,451
		33,453

Iron & Steel – 1.0%

Carpenter Technology Corp.	84,850	2,526

Reliance Steel & Aluminum Co.	70,800	3,824
		6,350

Leisure Products – 1.5%

Jarden Corp. *	109,625	5,358

Polaris Industries, Inc.	32,408	3,885

Vista Outdoor, Inc. *	11,100	493
		9,736

Machinery – 2.8%

AGCO Corp.	67,400	3,143

Crane Co.	24,300	1,132

Hyster-Yale Materials Handling, Inc.	15,858	917

IDEX Corp.	51,894	3,700

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Machinery – 2.8% – continued

Middleby (The) Corp. *	54,669	$5,751

Milacron Holdings Corp. *	95,375	1,674

Oshkosh Corp.	42,200	1,533
		17,850

Media – 0.4%

Gannett Co., Inc.	12,050	177

Starz, Class A *	11,700	437

TEGNA, Inc.	24,100	540

Viacom, Inc., Class B	35,100	1,515
		2,669

Medical Equipment & Devices – 5.2%

Align Technology, Inc. *	64,540	3,663

Catalent, Inc. *	174,050	4,229

Cooper (The) Cos., Inc.	25,092	3,735

CR Bard, Inc.	25,943	4,833

IDEXX Laboratories, Inc. *	36,698	2,725

Sirona Dental Systems, Inc. *	45,007	4,201

STERIS Corp.	26,652	1,732

Varian Medical Systems, Inc. *	44,206	3,262

VWR Corp.	196,950	5,060
		33,440

Metals & Mining – 0.4%

Constellium N.V., Class A *	458,325	2,777

Oil, Gas & Coal – 2.2%

Atwood Oceanics, Inc.	26,300	389

Bristow Group, Inc.	21,100	552

Concho Resources, Inc. *	22,278	2,190

Gulfport Energy Corp. *	46,450	1,379

Hess Corp.	15,200	761

Marathon Petroleum Corp.	50,300	2,330

Oceaneering International, Inc.	18,100	711

Superior Energy Services, Inc.	45,927	580

Tesoro Corp.	26,300	2,557

Valero Energy Corp.	45,600	2,741
		14,190

Passenger Transportation – 0.3%

Alaska Air Group, Inc.	22,100	1,756

Real Estate Investment Trusts – 3.0%

Annaly Capital Management, Inc.	137,500	1,357

Ashford Hospitality Prime, Inc.	11,766	165

Ashford Hospitality Trust, Inc.	91,900	561

Brandywine Realty Trust	132,400	1,631

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Real Estate Investment Trusts – 3.0% – continued

Capstead Mortgage Corp.	83,900	$830

CBL & Associates Properties, Inc.	101,800	1,400

DuPont Fabros Technology, Inc.	45,767	1,184

Franklin Street Properties Corp.	86,000	924

Government Properties Income Trust	52,000	832

Hospitality Properties Trust	68,400	1,750

Inland Real Estate Corp.	80,238	650

Lexington Realty Trust	186,700	1,512

Medical Properties Trust, Inc.	95,000	1,051

MFA Financial, Inc.	125,300	853

Omega Healthcare Investors, Inc.	57,600	2,025

PennyMac Mortgage Investment Trust	46,700	722

Piedmont Office Realty Trust, Inc., Class A	52,900	946

Sunstone Hotel Investors, Inc.	73,062	967
		19,360

Retail – Consumer Staples – 0.7%

Kroger (The) Co.	31,300	1,129

Rite Aid Corp. *	480,625	2,917

SUPERVALU, Inc. *	81,300	584
		4,630

Retail – Discretionary – 8.1%

Beacon Roofing Supply, Inc. *	51,280	1,666

Cabela’s, Inc. *	56,350	2,570

Copart, Inc. *	112,900	3,714

Dillard’s, Inc., Class A	14,500	1,267

DSW, Inc., Class A	87,817	2,223

GameStop Corp., Class A	34,700	1,430

Group 1 Automotive, Inc.	10,800	920

Hertz Global Holdings, Inc. *	149,875	2,507

HSN, Inc.	61,325	3,510

Kohl’s Corp.	46,100	2,135

Macy’s, Inc.	40,800	2,094

Men’s Wearhouse (The), Inc.	95,700	4,069

O’Reilly Automotive, Inc. *	33,281	8,320

Signet Jewelers Ltd.	26,025	3,543

Tiffany & Co.	38,756	2,993

Tractor Supply Co.	78,888	6,652

Williams-Sonoma, Inc.	36,597	2,794
		52,407

Semiconductors – 1.8%

Avago Technologies Ltd.	35,300	4,413

Micron Technology, Inc. *	172,800	2,589

Skyworks Solutions, Inc.	35,925	3,025

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER MID CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Semiconductors – 1.8% – continued

Teradyne, Inc.	34,833	$627

Vishay Intertechnology, Inc.	76,700	743
		11,397

Software – 6.0%

ANSYS, Inc. *	48,730	4,295

CA, Inc.	56,700	1,548

Cerner Corp. *	80,598	4,833

Check Point Software Technologies Ltd. *	40,875	3,243

Intuit, Inc.	53,785	4,773

Manhattan Associates, Inc. *	99,960	6,227

Red Hat, Inc. *	65,539	4,711

Tyler Technologies, Inc. *	43,272	6,461

Ultimate Software Group (The), Inc. *	17,073	3,056
		39,147

Specialty Finance – 5.1%

Aircastle Ltd.	47,200	973

CIT Group, Inc.	138,250	5,534

Discover Financial Services	20,000	1,040

First American Financial Corp.	124,500	4,864

Fiserv, Inc. *	132,437	11,470

Global Payments, Inc.	40,875	4,690

Total System Services, Inc.	97,250	4,418
		32,989

Technology Services – 5.9%

Broadridge Financial Solutions, Inc.	108,244	5,991

CACI International, Inc., Class A *	38,400	2,840

Cognizant Technology Solutions Corp., Class A *	85,359	5,344

Convergys Corp.	72,300	1,671

CoStar Group, Inc. *	18,160	3,143

Gartner, Inc. *	41,409	3,476

IHS, Inc., Class A *	23,852	2,767

Sabre Corp.	159,800	4,343

Sykes Enterprises, Inc. *	69,800	1,780

Verisk Analytics, Inc. *	66,353	4,904

Xerox Corp.	204,200	1,987
		38,246

Telecom – 0.3%

RingCentral, Inc., Class A *	91,050	1,652

Spok Holdings, Inc.	29,400	484
		2,136

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 96.2% – continued

Transportation & Logistics – 0.8%

Genesee & Wyoming, Inc., Class A *	40,210	$2,376

JB Hunt Transport Services, Inc.	43,661	3,117
		5,493

Transportation Equipment – 1.3%

Wabash National Corp. *	48,800	517

WABCO Holdings, Inc. *	29,725	3,116

Wabtec Corp.	51,588	4,542
		8,175

Utilities – 3.5%

Ameren Corp.	66,700	2,819

American Electric Power Co., Inc.	36,700	2,087

Avista Corp.	46,400	1,543

Edison International	49,500	3,122

Entergy Corp.	39,600	2,578

FirstEnergy Corp.	73,400	2,298

Portland General Electric Co.	35,200	1,301

PPL Corp.	33,400	1,099

Public Service Enterprise Group, Inc.	82,900	3,495

SCANA Corp.	46,300	2,605
		22,947

Waste & Environment Services & Equipment – 0.6%

Stericycle, Inc. *	27,956	3,895
Total Common Stocks
(Cost $494,930)		622,651

INVESTMENT COMPANIES – 3.5%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (1)	22,819,073	22,819
Total Investment Companies
(Cost $22,819)		22,819

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.3%

U.S. Treasury Bill, 0.05%, 10/8/15 (2)(3)	$2,085	$2,085
Total Short-Term Investments
(Cost $2,085)		2,085

Total Investments – 100.0%
(Cost $519,834)		647,555

Liabilities less Other Assets – 0.0%		(85)
NET ASSETS – 100.0%		$647,470

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.
(3)	Discount rate at the time of purchase.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
E-Mini S&P MidCap 400	53	$7,223	Long	12/15	$(206)

At September 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Consumer Discretionary	18.4%
Consumer Staples	4.2
Energy	2.3
Financials	20.4
Health Care	12.2
Industrials	13.7
Information Technology	19.7
Materials	5.3
Telecommunication Services	0.1
Utilities	3.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$622,651	$–	$–	$622,651
Investment Companies	22,819	–	–	22,819
Short-Term Investments	–	2,085	–	2,085
Total Investments	$645,470	$2,085	$–	$647,555

OTHER FINANCIAL INTRUMENTS
Liabilities
Futures Contracts	$(206)	$–	$–	$(206)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.6%

Aerospace & Defense – 0.6%

HEICO Corp.	11,761	$575

Teledyne Technologies, Inc. *	7,853	709
		1,284

Apparel & Textile Products – 0.5%

Tumi Holdings, Inc. *	57,350	1,011

Asset Management – 1.7%

Financial Engines, Inc.	55,104	1,624

Golub Capital BDC, Inc.	19,900	318

Hercules Technology Growth Capital, Inc.	26,547	268

Oppenheimer Holdings, Inc., Class A	17,300	346

Real Industry, Inc. *	118,119	1,042
		3,598

Automotive – 4.0%

Dorman Products, Inc. *	44,303	2,254

Gentex Corp.	62,181	964

Gentherm, Inc. *	37,920	1,703

Miller Industries, Inc.	39,092	764

Motorcar Parts of America, Inc. *	79,700	2,498

Standard Motor Products, Inc.	4,356	152

TriMas Corp. *	9,600	157
		8,492

Banking – 6.5%

Associated Banc-Corp	24,600	442

BofI Holding, Inc. *	12,542	1,616

Cardinal Financial Corp.	18,700	430

Columbia Banking System, Inc.	22,410	699

Community Bank System, Inc.	7,200	268

First BanCorp *	75,600	269

First Horizon National Corp.	99,985	1,418

First Midwest Bancorp, Inc.	19,400	340

First Niagara Financial Group, Inc.	79,500	812

FirstMerit Corp.	27,300	482

FNB Corp.	23,700	307

Hancock Holding Co.	10,820	293

IBERIABANK Corp.	9,450	550

Investors Bancorp, Inc.	23,300	288

Northwest Bancshares, Inc.	26,700	347

PacWest Bancorp	26,085	1,117

Popular, Inc.	33,800	1,022

United Community Banks, Inc.	23,700	484

United Financial Bancorp, Inc.	32,040	418

Valley National Bancorp	70,150	690

Washington Federal, Inc.	10,100	230

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.6% – continued

Banking – 6.5% – continued

Webster Financial Corp.	14,450	$515

Westamerica Bancorporation	9,622	428

Wintrust Financial Corp.	7,159	382
		13,847

Biotechnology & Pharmaceuticals – 2.4%

Akorn, Inc. *	60,150	1,715

IGI Laboratories, Inc. *	88,150	576

Ligand Pharmaceuticals, Inc. *	23,105	1,979

Phibro Animal Health Corp., Class A	13,605	430

Taro Pharmaceutical Industries Ltd. *	3,400	486
		5,186

Chemicals – 1.2%

American Vanguard Corp.	38,000	439

Balchem Corp.	31,402	1,909

Ferro Corp. *	24,400	267
		2,615

Commercial Services – 4.8%

ABM Industries, Inc.	11,150	305

Advisory Board (The) Co. *	66,048	3,008

Brink’s (The) Co.	8,200	221

CBIZ, Inc. *	97,387	956

G&K Services, Inc., Class A	8,330	555

Healthcare Services Group, Inc.	80,384	2,709

Heidrick & Struggles International, Inc.	8,200	159

Hudson Global, Inc. *	169,355	422

KAR Auction Services, Inc.	31,807	1,129

Rollins, Inc.	24,117	648
		10,112

Construction Materials – 0.3%

Louisiana-Pacific Corp. *	39,200	558

Consumer Products – 0.6%

Dean Foods Co.	71,090	1,174

Consumer Services – 0.6%

Grand Canyon Education, Inc. *	36,131	1,373

Containers & Packaging – 0.6%

KapStone Paper and Packaging Corp.	26,700	441

Silgan Holdings, Inc.	17,602	916
		1,357

Design, Manufacturing & Distribution – 0.3%

CTS Corp.	28,372	525

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.6% – continued

Distributors – Consumer Staples – 0.4%

United Natural Foods, Inc. *	17,724	$860

Distributors – Discretionary – 0.5%

LKQ Corp. *	36,855	1,045

Electrical Equipment – 1.8%

Babcock & Wilcox Enterprises, Inc. *	26,300	442

Belden, Inc.	5,900	275

BWX Technologies, Inc.	38,500	1,015

National Instruments Corp.	56,519	1,571

Watts Water Technologies, Inc., Class A	8,040	425
		3,728

Engineering & Construction Services – 0.7%

KBR, Inc.	57,000	950

Tutor Perini Corp. *	37,000	609
		1,559

Gaming, Lodging & Restaurants – 2.2%

Bloomin’ Brands, Inc.	15,000	273

Buffalo Wild Wings, Inc. *	9,980	1,930

Cheesecake Factory (The), Inc.	13,450	726

Del Frisco’s Restaurant Group, Inc. *	33,400	464

Golden Entertainment, Inc. *	13,600	123

Krispy Kreme Doughnuts, Inc. *	29,700	434

Noodles & Co. *	26,944	382

Ruby Tuesday, Inc. *	54,100	336
		4,668

Hardware – 3.1%

ARRIS Group, Inc. *	44,600	1,158

CalAmp Corp. *	87,445	1,407

Extreme Networks, Inc. *	157,200	528

InterDigital, Inc.	12,750	645

Knowles Corp. *	23,550	434

Plantronics, Inc.	7,170	365

QLogic Corp. *	78,100	800

Stratasys Ltd. *	47,514	1,259
		6,596

Health Care Facilities & Services – 4.6%

AAC Holdings, Inc. *	28,950	644

Chemed Corp.	8,335	1,113

ExamWorks Group, Inc. *	27,188	795

Hanger, Inc. *	96,800	1,320

ICON PLC *	20,557	1,459

IPC Healthcare, Inc. *	4,805	373

LifePoint Health, Inc. *	11,600	823

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.6% – continued

Health Care Facilities & Services – 4.6% – continued

MEDNAX, Inc. *	14,545	$1,117

NeoGenomics, Inc. *	55,471	318

Nobilis Health Corp. *	118,100	617

Providence Service (The) Corp. *	11,000	479

WellCare Health Plans, Inc. *	7,500	646
		9,704

Home & Office Products – 2.0%

M/I Homes, Inc. *	23,100	545

Masonite International Corp. *	24,000	1,454

Steelcase, Inc., Class A	36,300	668

TRI Pointe Group, Inc. *	48,300	632

Tupperware Brands Corp.	6,200	307

William Lyon Homes, Class A *	34,700	715
		4,321

Industrial Services – 0.9%

Kaman Corp.	21,234	761

Ritchie Bros. Auctioneers, Inc.	41,025	1,062
		1,823

Institutional Financial Services – 0.6%

BGC Partners, Inc., Class A	86,600	712

Greenhill & Co., Inc.	20,540	585
		1,297

Insurance – 2.8%

Argo Group International Holdings Ltd.	8,300	470

CNO Financial Group, Inc.	27,500	517

Employers Holdings, Inc.	2,700	60

Endurance Specialty Holdings Ltd.	6,470	395

Enstar Group Ltd. *	6,300	945

Global Indemnity PLC *	32,523	851

Hanover Insurance Group (The), Inc.	3,900	303

Horace Mann Educators Corp.	58,200	1,934

National Western Life Insurance Co., Class A	1,100	245

Primerica, Inc.	7,100	320
		6,040

Leisure Products – 0.3%

Performance Sports Group Ltd. *	19,000	255

Thor Industries, Inc.	7,370	382
		637

Machinery – 0.9%

CIRCOR International, Inc.	6,300	253

Curtiss-Wright Corp.	5,750	359

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.6% – continued

Machinery – 0.9% – continued

Hyster-Yale Materials Handling, Inc.	7,250	$419

Power Solutions International, Inc. *	17,790	404

Regal Beloit Corp.	6,800	384
		1,819

Manufactured Goods – 1.8%

EnPro Industries, Inc.	28,200	1,105

Proto Labs, Inc. *	38,843	2,602
		3,707

Media – 1.8%

Boingo Wireless, Inc. *	22,010	182

HealthStream, Inc. *	15,871	346

IAC/InterActiveCorp	7,630	498

MDC Partners, Inc., Class A	51,911	957

National CineMedia, Inc.	3,000	40

Shutterfly, Inc. *	39,110	1,398

TechTarget, Inc. *	33,900	289
		3,710

Medical Equipment & Devices – 4.4%

Abaxis, Inc.	10,585	466

Bio-Techne Corp.	34,716	3,210

Cepheid, Inc. *	33,111	1,496

Globus Medical, Inc., Class A *	15,020	310

Invacare Corp.	20,400	295

MiMedx Group, Inc. *	92,798	895

Neogen Corp. *	18,909	851

Novadaq Technologies, Inc. *	29,419	307

Trinity Biotech PLC ADR	23,350	267

West Pharmaceutical Services, Inc.	9,160	496

Zeltiq Aesthetics, Inc. *	21,726	696
		9,289

Metals & Mining – 0.9%

Century Aluminum Co. *	59,900	276

Compass Minerals International, Inc.	14,833	1,162

Harsco Corp.	15,000	136

Horsehead Holding Corp. *	99,500	302

Noranda Aluminum Holding Corp.	34,714	57

US Antimony Corp. *	162,524	57
		1,990

Oil, Gas & Coal – 1.8%

Cairn Energy PLC ADR *	66,200	275

Cobalt International Energy, Inc. *	54,900	389

Diamondback Energy, Inc. *	5,600	362

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.6% – continued

Oil, Gas & Coal – 1.8% – continued

Energen Corp.	9,900	$494

Kosmos Energy Ltd. *	69,600	388

McDermott International, Inc. *	59,500	256

Rowan Cos. PLC, Class A	33,300	538

SM Energy Co.	10,500	336

World Fuel Services Corp.	21,430	767
		3,805

Real Estate – 0.4%

Howard Hughes (The) Corp. *	7,830	898

Real Estate Investment Trusts – 4.3%

CBL & Associates Properties, Inc.	29,700	408

Corporate Office Properties Trust	22,000	463

CyrusOne, Inc.	16,100	526

DuPont Fabros Technology, Inc.	10,350	268

Education Realty Trust, Inc.	15,863	523

EPR Properties	7,540	389

GEO Group (The), Inc.	64,700	1,924

Gramercy Property Trust, Inc.	21,100	438

Granite Real Estate Investment Trust	15,000	423

Hersha Hospitality Trust	26,575	602

Mack-Cali Realty Corp.	26,300	497

Medical Properties Trust, Inc.	65,300	722

National Storage Affiliates Trust	35,500	481

Starwood Property Trust, Inc.	16,430	337

Starwood Waypoint Residential Trust	20,026	477

Two Harbors Investment Corp.	63,900	564

Winthrop Realty Trust	9,300	134
		9,176

Recreational Facilities & Services – 0.6%

AMC Entertainment Holdings, Inc., Class A	15,750	397

Six Flags Entertainment Corp.	19,862	909
		1,306

Renewable Energy – 0.2%

Enphase Energy, Inc. *	48,650	180

Green Plains, Inc.	15,000	292
		472

Retail – Consumer Staples – 2.0%

Big Lots, Inc.	16,200	776

Casey’s General Stores, Inc.	4,340	447

Five Below, Inc. *	63,495	2,132

Fresh Market (The), Inc. *	39,430	891
		4,246

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.6% – continued

Retail – Discretionary – 3.5%

Abercrombie & Fitch Co., Class A	31,300	$663

Beacon Roofing Supply, Inc. *	33,792	1,098

Buckle (The), Inc.	14,300	529

Caleres, Inc.	18,240	557

Monro Muffler Brake, Inc.	18,070	1,221

Rush Enterprises, Inc., Class A *	68,900	1,667

Sonic Automotive, Inc., Class A	60,600	1,237

Tile Shop Holdings, Inc. *	41,581	498
		7,470

Semiconductors – 3.0%

Cabot Microelectronics Corp. *	18,258	707

Cavium, Inc. *	15,796	970

Diodes, Inc. *	33,000	705

M/A-COM Technology Solutions Holdings, Inc. *	48,720	1,412

ON Semiconductor Corp.*	71,900	676

Power Integrations, Inc.	14,175	598

Synaptics, Inc. *	15,998	1,319
		6,387

Software – 9.5%

ACI Worldwide, Inc. *	38,480	813

athenahealth, Inc. *	10,978	1,464

Blackbaud, Inc.	2,563	144

Callidus Software, Inc. *	89,011	1,512

ChannelAdvisor Corp. *	16,871	168

Cvent, Inc. *	23,553	793

Dealertrack Technologies, Inc. *	25,040	1,581

Digi International, Inc. *	40,555	478

Envestnet, Inc. *	25,193	755

Fleetmatics Group PLC *	1,500	74

InnerWorkings, Inc. *	38,865	243

Inovalon Holdings, Inc., Class A *	30,800	641

Mentor Graphics Corp.	17,100	421

Monotype Imaging Holdings, Inc.	13,900	303

NICE-Systems Ltd. ADR	6,340	357

PDF Solutions, Inc. *	72,000	720

Pegasystems, Inc.	33,279	819

PROS Holdings, Inc. *	32,953	730

SciQuest, Inc. *	40,598	406

SolarWinds, Inc. *	31,270	1,227

SPS Commerce, Inc. *	16,378	1,112

Tyler Technologies, Inc. *	6,744	1,007

Ultimate Software Group (The), Inc. *	15,580	2,789

Verint Systems, Inc. *	19,071	823

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.6% – continued

Software – 9.5% – continued

Xura, Inc. *	30,630	$685
		20,065

Specialty Finance – 1.7%

Cash America International, Inc.	36,252	1,014

Cass Information Systems, Inc.	11,278	554

Ellie Mae, Inc. *	9,445	629

PHH Corp. *	29,600	418

PRA Group, Inc. *	20,339	1,076
		3,691

Technology Services – 7.0%

Bottomline Technologies de, Inc. *	47,900	1,198

comScore, Inc. *	33,049	1,525

Convergys Corp.	23,760	549

CoStar Group, Inc. *	13,939	2,412

Cubic Corp.	15,082	633

EPAM Systems, Inc. *	21,539	1,605

ManTech International Corp., Class A	12,400	319

MAXIMUS, Inc.	56,960	3,393

Virtusa Corp. *	28,178	1,446

WageWorks, Inc. *	38,760	1,747
		14,827

Telecom – 1.0%

8x8, Inc. *	118,516	980

j2 Global, Inc.	17,500	1,240
		2,220

Transportation & Logistics – 3.8%

Con-way, Inc.	28,700	1,362

Echo Global Logistics, Inc. *	73,761	1,446

Forward Air Corp.	10,015	415

Matson, Inc.	28,600	1,101

Mobile Mini, Inc.	17,165	528

Roadrunner Transportation Systems, Inc. *	121,997	2,245

Stamps.com, Inc. *	12,752	944
		8,041

Transportation Equipment – 0.4%

Meritor, Inc. *	48,600	517

Navistar International Corp. *	28,000	356
		873

Utilities – 2.6%

El Paso Electric Co.	16,610	611

Great Plains Energy, Inc.	87,700	2,370

Laclede Group (The), Inc.	13,300	725

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER SMALL CAP FUND continued	SEPTEMBER 30, 2015 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.6% – continued

Utilities – 2.6% – continued

NRG Energy, Inc.	27,823	$413

Portland General Electric Co.	24,580	909

WGL Holdings, Inc.	9,050	522
		5,550
Total Common Stocks
(Cost $181,356)		202,952

INVESTMENT COMPANIES – 3.2%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (1)	6,673,094	6,673
Total Investment Companies
(Cost $6,673)		6,673

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 0.04%, 10/8/15 (2)(3)	$245	$245
Total Short-Term Investments
(Cost $245)		245

Total Investments – 98.9%
(Cost $188,274)		209,870

Other Assets less Liabilities – 1.1%		2,342
NET ASSETS – 100.0%		$212,212

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	Security pledged as collateral to cover margin requirements for open futures contracts.
(3)	Discount rate at the time of purchase.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Russell 2000 Mini Index	7	$767	Long	12/15	$(3)

At September 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Consumer Discretionary	14.7%
Consumer Staples	1.7
Energy	2.0
Financials	17.9
Health Care	13.1
Industrials	19.2
Information Technology	24.5
Materials	3.6
Telecommunication Services	0.6
Utilities	2.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$202,952	$–	$–	$202,952
Investment Companies	6,673	–	–	6,673
Short-Term Investments	–	245	–	245
Total Investments	$209,625	$245	$–	$209,870

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(3)	$–	$–	$(3)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT

OPPORTUNITY FUND	SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
CORPORATE BONDS – 0.7%

United States – 0.7%

JPMorgan Chase Bank N.A. Credit Linked Note (Republic of Indonesia), 6.13%, 5/17/28 (IDR)	$9,550,000	$485
Total Corporate Bonds
(Cost $669)		485

FOREIGN ISSUER BONDS – 84.9%

Argentina – 2.4%

Argentina Bonar Bonds, 7.00%, 4/17/17	297	290

Argentine Republic Government International Bond, 8.75%, 6/2/17 (2)	485	488
8.28%, 12/31/33 (2)	598	603
2.50%, 12/31/38 (2)	750	433
		1,814

Azerbaijan – 0.5%

State Oil Co. of the Azerbaijan Republic, 4.75%, 3/13/23	400	351

Belize – 0.2%

Belize Government International Bond, 5.00%, 2/20/38	200	147

Brazil – 6.0%

Brazil Letras do Tesouro Nacional, 0.00%, 1/1/17 (BRL) (3)	1,760	370
0.00%, 1/1/19 (BRL) (3)	6,780	1,052
0.00%, 7/1/19 (BRL) (3)	425	61

Brazil Notas do Tesouro Nacional, Serie B, 6.00%, 8/15/50 (BRL)	350	202

Brazil Notas do Tesouro Nacional, Serie F, 10.00%, 1/1/17 (BRL)	3,343	793
10.00%, 1/1/21 (BRL)	3,417	701
10.00%, 1/1/25 (BRL)	1,020	191

Brazilian Government International Bond, 4.88%, 1/22/21	250	243
2.63%, 1/5/23	365	296
4.25%, 1/7/25	200	175
8.25%, 1/20/34	287	297
5.00%, 1/27/45	200	151
		4,532

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 84.9% – continued

Cayman Islands – 0.1%

BCP Singapore VI Cayman Financing Co. Ltd., 8.00%, 4/15/21 (4)(5)	$40	$37

Chile – 0.0%

Chile Government International Bond, 5.50%, 8/5/20 (CLP)	15,000	22

Colombia – 4.7%

Colombia Government International Bond, 12.00%, 10/22/15 (COP)	473,000	154
4.38%, 7/12/21	75	76
2.63%, 3/15/23	200	178
4.00%, 2/26/24	125	121
4.50%, 1/28/26	285	277
9.85%, 6/28/27 (COP)	1,253,000	463
6.13%, 1/18/41	95	94
5.00%, 6/15/45	400	343

Colombian TES, 10.00%, 7/24/24 (COP)	2,553,300	927
6.00%, 4/28/28 (COP)	3,364,600	887

Ecopetrol S.A., 5.38%, 6/26/26	17	15
		3,535

Costa Rica – 0.7%

Costa Rica Government International Bond, 4.25%, 1/26/23	150	130
7.00%, 4/4/44	175	154
7.16%, 3/12/45	260	231
		515

Croatia – 2.5%

Croatia Government International Bond, 6.75%, 11/5/19	600	654
5.50%, 4/4/23	450	462
6.00%, 1/26/24	735	777
		1,893

Dominican Republic – 1.7%

Dominican Republic International Bond, 9.04%, 1/23/18	27	29
5.88%, 4/18/24	310	306
5.50%, 1/27/25	415	401
7.45%, 4/30/44	345	353
6.85%, 1/27/45	240	232
		1,321

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 84.9% – continued

Ecuador – 0.7%

Ecuador Government International Bond, 10.50%, 3/24/20 (4)	$515	$389
7.95%, 6/20/24 (4)(5)	200	142
		531

Egypt – 0.5%

Egypt Government International Bond, 5.75%, 4/29/20	100	103
5.88%, 6/11/25 (4)	275	260
		363

El Salvador – 0.7%

El Salvador Government International Bond, 5.88%, 1/30/25	220	190
6.38%, 1/18/27 (4)	195	172
7.65%, 6/15/35	205	183
		545

Gabon – 0.5%

Gabonese Republic, 6.95%, 6/16/25	425	359

Georgia – 0.4%

Georgia Government International Bond, 6.88%, 4/12/21	300	312

Ghana – 0.4%

Republic of Ghana, 7.88%, 8/7/23	400	334

Hungary – 4.1%

Hungary Government Bond, 2.50%, 6/22/18 (HUF)	41,070	150
6.50%, 6/24/19 (HUF)	234,360	968
3.50%, 6/24/20 (HUF)	60,000	226
7.00%, 6/24/22 (HUF)	22,280	98
3.00%, 6/26/24 (HUF)	22,280	78
5.50%, 6/24/25 (HUF)	92,710	390

Hungary Government International Bond, 6.25%, 1/29/20	25	28
6.38%, 3/29/21	70	80
5.38%, 2/21/23	220	239
5.75%, 11/22/23	600	668
5.38%, 3/25/24	108	117
7.63%, 3/29/41	54	72
		3,114

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 84.9% – continued

Indonesia – 5.3%

Indonesia Government International Bond, 4.88%, 5/5/21	$100	$104
5.88%, 1/15/24	175	186
4.13%, 1/15/25 (4)	465	433
7.75%, 1/17/38	55	64

Indonesia Treasury Bond, 7.88%, 4/15/19 (IDR)	5,126,000	333
8.38%, 3/15/24 (IDR)	17,586,000	1,114
11.00%, 9/15/25 (IDR)	327,000	24
9.00%, 3/15/29 (IDR)	11,705,000	753
8.38%, 3/15/34 (IDR)	5,535,000	329

Pertamina Persero PT, 5.63%, 5/20/43	400	311

Perusahaan Penerbit SBSN Indonesia III, 4.33%, 5/28/25 (4)	410	378
		4,029

Iraq – 0.2%

Republic of Iraq, 5.80%, 1/15/28	225	155

Ivory Coast – 1.9%

Ivory Coast Government International Bond, 6.38%, 3/3/28	560	498
5.75%, 12/31/32	1,100	962
		1,460

Jamaica – 0.4%

Jamaica Government International Bond, 6.75%, 4/28/28	320	323

Kazakhstan – 2.6%

Kazakhstan Government International Bond, 3.88%, 10/14/24 (4)	375	337
5.13%, 7/21/25	200	193
4.88%, 10/14/44	400	319
6.50%, 7/21/45 (4)	600	566

KazMunayGas National Co. JSC, 9.13%, 7/2/18	225	244
7.00%, 5/5/20	100	102
4.40%, 4/30/23	220	186
		1,947

Kenya – 0.6%

Kenya Government International Bond, 5.88%, 6/24/19	200	193

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 84.9% – continued

Kenya – 0.6% – continued
6.88%, 6/24/24	$325	$296
		489

Lithuania – 0.3%

Lithuania Government International Bond, 6.63%, 2/1/22	200	242

Luxembourg – 0.3%

ALROSA Finance S.A., 7.75%, 11/3/20	200	210

Malaysia – 3.1%

Malaysia Government Bond, 3.65%, 10/31/19 (MYR)	1,660	374
4.05%, 9/30/21 (MYR)	2,730	615
3.80%, 9/30/22 (MYR)	2,840	634
3.96%, 9/15/25 (MYR)	3,260	730
		2,353

Mexico – 7.9%

Mexican Bonos, 4.75%, 6/14/18 (MXN)	9,200	547
8.50%, 12/13/18 (MXN)	10,650	699
5.00%, 12/11/19 (MXN)	22,932	1,349
6.50%, 6/10/21 (MXN)	8,900	553
10.00%, 12/5/24 (MXN)	8,366	632
7.50%, 6/3/27 (MXN)	2,900	187
10.00%, 11/20/36 (MXN)	1,177	95
8.50%, 11/18/38 (MXN)	3,700	261
7.75%, 11/13/42 (MXN) (6)	2	–

Mexican Udibonos, 4.00%, 11/15/40 (MXN)	536	178

Mexico Government International Bond, 4.00%, 10/2/23	454	462
6.75%, 9/27/34	25	30
6.05%, 1/11/40	30	33
4.75%, 3/8/44	50	46
5.55%, 1/21/45	225	230
4.60%, 1/23/46	200	179

Petroleos Mexicanos, 3.50%, 7/18/18	75	76
8.00%, 5/3/19	65	73
6.63%, 6/15/35	110	104
5.50%, 6/27/44	72	58
5.50%, 6/27/44 (4)(5)	200	160
5.63%, 1/23/46	66	54
		6,006

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 84.9% – continued

Morocco – 0.8%

Morocco Government International Bond, 4.25%, 12/11/22	$615	$622

Netherlands – 0.3%

Petrobras Global Finance B.V., 5.38%, 1/27/21	343	249

Nigeria – 0.2%

Nigeria Government International Bond, 6.38%, 7/12/23	200	178

Pakistan – 0.5%

Pakistan Government International Bond, 8.25%, 4/15/24 (4)	135	142
8.25%, 9/30/25 (4)	200	206
		348

Panama – 1.1%

Panama Government International Bond, 4.00%, 9/22/24	160	158
3.75%, 3/16/25	200	193
7.13%, 1/29/26	100	124
8.88%, 9/30/27	85	117
6.70%, 1/26/36	195	232
		824

Paraguay – 1.0%

Republic of Paraguay, 4.63%, 1/25/23	440	432
6.10%, 8/11/44 (4)	310	304
		736

Peru - 1.1%

Peruvian Government International Bond, 4.13%, 8/25/27	445	436
6.95%, 8/12/31 (PEN)	543	155
6.90%, 8/12/37 (PEN)	980	269
		860

Philippines – 0.5%

Philippine Government Bond, 3.63%, 9/9/25 (PHP)	5,000	106

Philippine Government International Bond, 10.63%, 3/16/25	40	63
7.75%, 1/14/31	165	234
		403

Poland – 5.4%

Poland Government Bond, 4.75%, 10/25/16 (PLN)	105	29

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 84.9% – continued

Poland – 5.4% – continued
5.50%, 10/25/19 (PLN)	$4,870	$1,444
5.75%, 9/23/22 (PLN)	510	161
3.25%, 7/25/25 (PLN)	4,818	1,313

Poland Government International Bond, 6.38%, 7/15/19	150	174
5.13%, 4/21/21	75	84
5.00%, 3/23/22	100	112
3.00%, 3/17/23	75	75
4.00%, 1/22/24	660	698
		4,090

Romania – 1.8%

Romania Government Bond, 5.75%, 4/29/20 (RON)	440	127
5.95%, 6/11/21 (RON)	610	178

Romanian Government International Bond, 6.75%, 2/7/22	160	189
4.38%, 8/22/23	384	400
6.13%, 1/22/44	390	454
		1,348

Russia – 2.9%

Russian Federal Bond – OFZ, 7.50%, 2/27/19 (RUB)	16,870	234
7.60%, 7/20/22 (RUB)	31,130	402
7.00%, 1/25/23 (RUB)	20,910	259
7.00%, 8/16/23 (RUB)	34,050	418

Russian Foreign Bond – Eurobond, 5.00%, 4/29/20	100	104
4.88%, 9/16/23	200	202
12.75%, 6/24/28	130	204
5.63%, 4/4/42	400	375
		2,198

Rwanda – 0.3%

Rwanda International Government Bond, 6.63%, 5/2/23	200	189

Senegal – 0.2%

Senegal Government International Bond, 6.25%, 7/30/24 (4)	125	112

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 84.9% – continued

Serbia – 0.3%

Republic of Serbia, 5.88%, 12/3/18	$250	$262

Slovenia – 1.7%

Slovenia Government International Bond, 5.85%, 5/10/23	525	603
5.25%, 2/18/24	590	651
		1,254

South Africa – 6.0%

Eskom Holdings SOC Ltd., 6.75%, 8/6/23	200	188

South Africa Government Bond, 8.25%, 9/15/17 (ZAR)	4,950	364
6.75%, 3/31/21 (ZAR)	8,183	556
10.50%, 12/21/26 (ZAR)	21,394	1,771
8.00%, 1/31/30 (ZAR)	4,829	325
7.00%, 2/28/31 (ZAR)	1,888	115
8.25%, 3/31/32 (ZAR)	10,350	699
6.25%, 3/31/36 (ZAR)	1,335	72

South Africa Government International Bond, 5.50%, 3/9/20	25	26
4.67%, 1/17/24	235	233
6.25%, 3/8/41	150	158
		4,507

Thailand – 3.0%

PTT Exploration & Production PCL, 4.88%, 6/18/19 (7)(8)	100	96

Thailand Government Bond, 3.88%, 6/13/19 (THB)	21,600	636
3.63%, 6/16/23 (THB)	6,740	197
3.85%, 12/12/25 (THB)	29,993	904
4.88%, 6/22/29 (THB)	13,732	457
		2,290

Turkey – 4.5%

Turkey Government Bond, 9.00%, 1/27/16 (TRY)	760	251
6.30%, 2/14/18 (TRY)	1,675	500
8.50%, 7/10/19 (TRY)	1,466	448
9.40%, 7/8/20 (TRY)	1,196	373
9.50%, 1/12/22 (TRY)	447	139
7.10%, 3/8/23 (TRY)	382	102
9.00%, 7/24/24 (TRY)	1,970	583
8.00%, 3/12/25 (TRY)	3,090	860

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 84.9% – continued

Turkey – 4.5% – continued

Turkey Government International Bond, 7.00%, 3/11/19	$75	$82
3.25%, 3/23/23	100	89
		3,427

Ukraine – 2.1%

Ukraine Government International Bond, 6.25%, 6/17/16	400	313
6.58%, 11/21/16	380	302
9.25%, 7/24/17	200	155
6.75%, 11/14/17	275	219
7.75%, 9/23/20	525	423
7.50%, 4/17/23	200	160
		1,572

United Kingdom – 0.2%

Ukreximbank Via Biz Finance PLC, 9.63%, 4/27/22	150	132

Uruguay – 0.5%

Uruguay Government International Bond, 4.50%, 8/14/24	175	177
7.88%, 1/15/33	20	25
5.10%, 6/18/50	225	197
		399

Venezuela – 1.5%

Petroleos de Venezuela S.A., 5.25%, 4/12/17	155	70
8.50%, 11/2/17	100	67
9.00%, 11/17/21	67	24
6.00%, 5/16/24	325	106
6.00%, 11/15/26	463	148
5.38%, 4/12/27	75	24
9.75%, 5/17/35	405	147
5.50%, 4/12/37	115	36

Venezuela Government International Bond, 5.75%, 2/26/16	140	118
7.75%, 10/13/19	110	38
6.00%, 12/9/20	150	49
9.00%, 5/7/23	150	51
7.65%, 4/21/25	75	25
11.75%, 10/21/26	90	35
9.25%, 5/7/28	60	20
11.95%, 8/5/31	333	131
7.00%, 3/31/38	88	29
		1,118

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 84.9% – continued

Vietnam – 0.1%

Vietnam Government International Bond, 6.75%, 1/29/20	$100	$109

Zambia – 0.2%

Zambia Government International Bond, 8.97%, 7/30/27	200	159
Total Foreign Issuer Bonds
(Cost $72,424)		64,325

U.S. GOVERNMENT OBLIGATIONS – 0.4%

U.S. Treasury Bonds – 0.4%
2.88%, 8/15/45	330	330
Total U.S. Government Obligations
(Cost $322)		330

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 7.8%

Northern Institutional Funds – Diversified Assets Portfolio, 0.01% (9)	5,937,710	$5,938
Total Investment Companies
(Cost $5,938)		5,938

Total Investments – 93.8%
(Cost $79,353)		71,078

Other Assets less Liabilities – 6.2%		4,682
NET ASSETS – 100.0%		$75,760

(1)	Principal amount is in USD unless otherwise indicated.
(2)	Issuer has defaulted on terms of debt obligation.
(3)	Zero coupon bond.
(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Board of Trustees of Northern Funds.
(5)	Restricted security that has been deemed illiquid. At September 30, 2015, the value of these restricted illiquid securities amounted to approximately $339,000 or 0.4% of net assets. Additional information on these restricted illiquid securities is as follows:

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
BCP Singapore VI Cayman Financing Co. Ltd., 8.00%, 4/15/21	3/24/14	$41

Ecuador Government International Bond, 7.95%, 6/20/24	6/17/14	200

Petroleos Mexicanos, 5.50%, 6/27/44	10/06/14	204

(6)	Value rounds to less than one thousand.
(7)	Perpetual maturity security.
(8)	Variable rate security. Rate as of September 30, 2015 is disclosed.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

Percentages shown are based on Net Assets.

At September 30, 2015, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Barclays	United States Dollar	122	Indian Rupee	8,175	10/19/15	$2
BNP	Brazilian Real	1,184	United States Dollar	331	10/2/15	32
BNP	Brazilian Real	859	United States Dollar	239	10/2/15	22
BNP	Brazilian Real	294	United States Dollar	77	10/2/15	2
BNP	Brazilian Real	294	United States Dollar	77	10/2/15	2
BNP	Brazilian Real	294	United States Dollar	77	10/2/15	2
BNP	Brazilian Real	130	United States Dollar	34	10/2/15	1
BNP	Brazilian Real	218	United States Dollar	55	10/2/15	–*
BNP	Brazilian Real	76	United States Dollar	19	11/4/15	–*
BNP	Brazilian Real	330	United States Dollar	82	11/4/15	–*
BNP	Chinese Yuan Renminbi	4,900	United States Dollar	758	10/15/15	(12)
BNP	Colombian Peso	195,108	United States Dollar	63	10/15/15	–*
BNP	Colombian Peso	47,657	United States Dollar	15	10/15/15	–*
BNP	Colombian Peso	160,352	United States Dollar	50	10/15/15	(2)
BNP	Colombian Peso	366,275	United States Dollar	115	10/15/15	(3)
BNP	Colombian Peso	434,649	United States Dollar	136	10/15/15	(5)
BNP	Colombian Peso	1,899,682	United States Dollar	589	10/15/15	(26)
BNP	Euro	216	United States Dollar	248	10/15/15	7
BNP	Euro	192	United States Dollar	218	10/15/15	4
BNP	Hong Kong Dollar	1,706	United States Dollar	220	10/15/15	–*
BNP	Hungarian Forint	16,806	United States Dollar	61	10/15/15	1
BNP	Hungarian Forint	22,859	United States Dollar	82	10/15/15	1
BNP	Hungarian Forint	24,987	United States Dollar	89	10/15/15	–*
BNP	Hungarian Forint	12,629	United States Dollar	45	10/15/15	–*
BNP	Hungarian Forint	6,458	United States Dollar	23	10/15/15	–*
BNP	Hungarian Forint	27,642	United States Dollar	98	10/15/15	–*
BNP	Hungarian Forint	21,369	United States Dollar	76	10/15/15	–*
BNP	Indonesian Rupiah	2,486,112	United States Dollar	174	10/15/15	5
BNP	Indonesian Rupiah	3,461,760	United States Dollar	240	10/15/15	5
BNP	Indonesian Rupiah	761,016	United States Dollar	52	10/15/15	1
BNP	Indonesian Rupiah	346,200	United States Dollar	24	10/15/15	1
BNP	Indonesian Rupiah	1,280,640	United States Dollar	87	10/15/15	–*
BNP	Indonesian Rupiah	267,894	United States Dollar	18	10/15/15	–*
BNP	Japanese Yen	30,564	United States Dollar	255	10/15/15	–*
BNP	Japanese Yen	30,054	United States Dollar	250	10/15/15	(1)
BNP	Korean Won	908,698	United States Dollar	790	10/15/15	24
BNP	Korean Won	117,789	United States Dollar	100	10/15/15	1
BNP	Korean Won	114,082	United States Dollar	95	10/15/15	(1)
BNP	Malaysian Ringgit	840	United States Dollar	200	10/15/15	9
BNP	Malaysian Ringgit	778	United States Dollar	185	10/15/15	8
BNP	Malaysian Ringgit	296	United States Dollar	71	10/15/15	3
BNP	Malaysian Ringgit	102	United States Dollar	24	10/15/15	1
BNP	Malaysian Ringgit	88	United States Dollar	20	10/15/15	–*
BNP	Malaysian Ringgit	176	United States Dollar	40	10/15/15	–*
BNP	Mexican Peso	3,335	United States Dollar	200	10/15/15	3
BNP	Mexican Peso	1,822	United States Dollar	110	10/15/15	2
BNP	Mexican Peso	4,348	United States Dollar	257	10/15/15	–*
BNP	Mexican Peso	541	United States Dollar	32	10/15/15	–*
BNP	Mexican Peso	458	United States Dollar	27	10/15/15	–*
BNP	Mexican Peso	934	United States Dollar	55	10/15/15	–*
BNP	Mexican Peso	2,190	United States Dollar	129	10/15/15	–*
BNP	Mexican Peso	5,998	United States Dollar	352	10/15/15	(2)
BNP	Mexican Peso	8,578	United States Dollar	499	10/15/15	(7)
BNP	Peruvian Neuvo Sol	336	United States Dollar	105	10/15/15	1
BNP	Peruvian Neuvo Sol	57	United States Dollar	17	10/15/15	(1)
BNP	Peruvian Neuvo Sol	80	United States Dollar	24	10/15/15	(1)
BNP	Philippine Peso	5,166	United States Dollar	110	10/15/15	(1)
BNP	Philippine Peso	5,169	United States Dollar	110	10/15/15	(1)
BNP	Polish Zloty	1,042	United States Dollar	281	10/15/15	7
BNP	Polish Zloty	263	United States Dollar	71	10/15/15	2
BNP	Polish Zloty	775	United States Dollar	205	10/15/15	1
BNP	Polish Zloty	462	United States Dollar	122	10/15/15	1
BNP	Polish Zloty	132	United States Dollar	35	10/15/15	–*
BNP	Polish Zloty	102	United States Dollar	27	10/15/15	–*
BNP	Polish Zloty	91	United States Dollar	24	10/15/15	–*
BNP	Polish Zloty	83	United States Dollar	22	10/15/15	–*
BNP	Polish Zloty	190	United States Dollar	50	10/15/15	–*
BNP	Polish Zloty	403	United States Dollar	106	10/15/15	–*
BNP	Romanian Leu	296	United States Dollar	76	10/15/15	1

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
BNP	Romanian Leu	111	United States Dollar	28	10/15/15	$–*
BNP	Romanian Leu	222	United States Dollar	56	10/15/15	–*
BNP	Russian Ruble	3,164	United States Dollar	48	10/15/15	–*
BNP	Russian Ruble	5,465	United States Dollar	81	10/15/15	(2)
BNP	Russian Ruble	7,883	United States Dollar	112	10/15/15	(8)
BNP	South African Rand	1,649	United States Dollar	119	10/5/15	–*
BNP	South African Rand	10,971	United States Dollar	844	10/15/15	54
BNP	South African Rand	3,638	United States Dollar	277	10/15/15	15
BNP	South African Rand	2,901	United States Dollar	220	10/15/15	11
BNP	South African Rand	866	United States Dollar	65	10/15/15	3
BNP	South African Rand	406	United States Dollar	30	10/15/15	1
BNP	South African Rand	688	United States Dollar	50	10/15/15	1
BNP	South African Rand	1,567	United States Dollar	113	10/15/15	–*
BNP	South African Rand	348	United States Dollar	25	10/15/15	–*
BNP	Taiwan Dollar	40,825	United States Dollar	1,246	10/15/15	9
BNP	Thai Baht	8,163	United States Dollar	227	10/15/15	2
BNP	Thai Baht	5,965	United States Dollar	166	10/15/15	2
BNP	Thai Baht	757	United States Dollar	21	10/15/15	–*
BNP	Thai Baht	582	United States Dollar	16	10/15/15	–*
BNP	Thai Baht	6,901	United States Dollar	190	10/15/15	–*
BNP	Thai Baht	2,728	United States Dollar	75	10/15/15	–*
BNP	Turkish Lira	725	United States Dollar	246	10/15/15	7
BNP	Turkish Lira	728	United States Dollar	245	10/15/15	6
BNP	Turkish Lira	531	United States Dollar	180	10/15/15	5
BNP	Turkish Lira	351	United States Dollar	118	10/15/15	3
BNP	Turkish Lira	316	United States Dollar	105	10/15/15	1
BNP	Turkish Lira	302	United States Dollar	100	10/15/15	1
BNP	Turkish Lira	72	United States Dollar	24	10/15/15	1
BNP	Turkish Lira	182	United States Dollar	60	10/15/15	–*
BNP	Turkish Lira	234	United States Dollar	77	10/15/15	–*
BNP	Turkish Lira	49	United States Dollar	16	10/15/15	–*
BNP	Turkish Lira	277	United States Dollar	90	10/15/15	(1)
BNP	United States Dollar	192	Brazilian Real	725	10/2/15	(10)
BNP	United States Dollar	187	Brazilian Real	686	10/2/15	(14)
BNP	United States Dollar	506	Brazilian Real	1,864	10/2/15	(36)
BNP	United States Dollar	150	Brazilian Real	602	11/4/15	–*
BNP	United States Dollar	55	Brazilian Real	218	11/4/15	–*
BNP	United States Dollar	27	Chilean Peso	18,492	10/15/15	–*
BNP	United States Dollar	98	Chilean Peso	66,595	10/15/15	(2)
BNP	United States Dollar	98	Chilean Peso	66,491	10/15/15	(2)
BNP	United States Dollar	83	Chinese Yuan Renminbi	542	10/15/15	2
BNP	United States Dollar	60	Chinese Yuan Renminbi	389	10/15/15	1
BNP	United States Dollar	32	Chinese Yuan Renminbi	204	11/25/15	–*
BNP	United States Dollar	230	Colombian Peso	741,121	10/15/15	10
BNP	United States Dollar	193	Colombian Peso	623,528	10/15/15	9
BNP	United States Dollar	103	Colombian Peso	328,719	10/15/15	4
BNP	United States Dollar	71	Colombian Peso	227,334	10/15/15	2
BNP	United States Dollar	63	Colombian Peso	201,323	10/15/15	2
BNP	United States Dollar	40	Euro	36	10/15/15	–*
BNP	United States Dollar	20	Euro	18	10/15/15	–*
BNP	United States Dollar	220	Euro	193	10/15/15	(4)
BNP	United States Dollar	229	Euro	201	10/15/15	(4)
BNP	United States Dollar	40	Hong Kong Dollar	310	10/15/15	–*
BNP	United States Dollar	51	Hungarian Forint	14,345	10/15/15	–*
BNP	United States Dollar	33	Hungarian Forint	9,248	10/15/15	–*
BNP	United States Dollar	143	Hungarian Forint	39,331	10/15/15	(3)
BNP	United States Dollar	85	Indonesian Rupiah	1,237,175	10/15/15	(1)
BNP	United States Dollar	112	Indonesian Rupiah	1,607,750	10/15/15	(3)
BNP	United States Dollar	102	Indonesian Rupiah	1,470,150	10/15/15	(3)
BNP	United States Dollar	280	Indonesian Rupiah	4,013,844	10/15/15	(8)
BNP	United States Dollar	386	Japanese Yen	47,751	10/15/15	12
BNP	United States Dollar	122	Japanese Yen	14,651	10/15/15	–*

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
BNP	United States Dollar	185	Japanese Yen	22,056	10/15/15	$(1)
BNP	United States Dollar	255	Korean Won	301,915	10/15/15	(1)
BNP	United States Dollar	125	Korean Won	145,869	10/15/15	(2)
BNP	United States Dollar	130	Korean Won	149,695	10/15/15	(4)
BNP	United States Dollar	265	Korean Won	308,714	10/15/15	(5)
BNP	United States Dollar	67	Malaysian Ringgit	294	10/15/15	–*
BNP	United States Dollar	35	Malaysian Ringgit	149	10/15/15	(1)
BNP	United States Dollar	105	Malaysian Ringgit	445	10/15/15	(4)
BNP	United States Dollar	115	Malaysian Ringgit	487	10/15/15	(4)
BNP	United States Dollar	230	Malaysian Ringgit	968	10/15/15	(10)
BNP	United States Dollar	402	Malaysian Ringgit	1,710	10/15/15	(13)
BNP	United States Dollar	546	Malaysian Ringgit	2,274	10/15/15	(28)
BNP	United States Dollar	424	Mexican Peso	7,286	10/15/15	7
BNP	United States Dollar	357	Mexican Peso	6,138	10/15/15	6
BNP	United States Dollar	255	Mexican Peso	4,332	10/15/15	1
BNP	United States Dollar	95	Mexican Peso	1,610	10/15/15	–*
BNP	United States Dollar	107	Mexican Peso	1,817	10/15/15	–*
BNP	United States Dollar	115	Mexican Peso	1,934	10/15/15	(1)
BNP	United States Dollar	119	Mexican Peso	1,965	10/15/15	(3)
BNP	United States Dollar	160	Peruvian Neuvo Sol	530	10/15/15	3
BNP	United States Dollar	116	Philippine Peso	5,442	10/15/15	1
BNP	United States Dollar	190	Philippine Peso	8,894	10/15/15	–*
BNP	United States Dollar	10	Philippine Peso	468	10/15/15	–*
BNP	United States Dollar	48	Polish Zloty	182	10/15/15	–*
BNP	United States Dollar	109	Polish Zloty	412	10/15/15	(1)
BNP	United States Dollar	730	Polish Zloty	2,705	10/15/15	(19)
BNP	United States Dollar	675	Polish Zloty	2,492	10/15/15	(19)
BNP	United States Dollar	703	Romanian Leu	2,722	10/15/15	(15)
BNP	United States Dollar	372	Russian Ruble	26,388	10/15/15	29
BNP	United States Dollar	256	Russian Ruble	17,779	10/15/15	15
BNP	United States Dollar	70	Russian Ruble	4,606	10/15/15	–*
BNP	United States Dollar	119	South African Rand	1,649	10/15/15	–*
BNP	United States Dollar	40	South African Rand	554	10/15/15	–*
BNP	United States Dollar	60	South African Rand	822	10/15/15	(1)
BNP	United States Dollar	60	South African Rand	796	10/15/15	(3)
BNP	United States Dollar	85	South African Rand	1,115	10/15/15	(5)
BNP	United States Dollar	105	South African Rand	1,385	10/15/15	(5)
BNP	United States Dollar	121	South African Rand	1,593	10/15/15	(7)
BNP	United States Dollar	121	South African Rand	1,592	10/15/15	(7)
BNP	United States Dollar	220	South African Rand	2,909	10/15/15	(11)
BNP	United States Dollar	247	South African Rand	3,279	10/15/15	(11)
BNP	United States Dollar	749	South African Rand	9,776	10/15/15	(46)
BNP	United States Dollar	41	Taiwan Dollar	1,349	10/15/15	–*
BNP	United States Dollar	136	Taiwan Dollar	4,414	10/15/15	(2)
BNP	United States Dollar	100	Taiwan Dollar	3,219	10/15/15	(2)
BNP	United States Dollar	220	Taiwan Dollar	7,141	10/15/15	(4)
BNP	United States Dollar	46	Thai Baht	1,656	10/15/15	–*
BNP	United States Dollar	35	Thai Baht	1,262	10/15/15	–*
BNP	United States Dollar	45	Thai Baht	1,623	10/15/15	–*
BNP	United States Dollar	39	Thai Baht	1,386	10/15/15	–*
BNP	United States Dollar	115	Thai Baht	4,121	10/15/15	(1)
BNP	United States Dollar	245	Thai Baht	8,810	10/15/15	(2)

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
BNP	United States Dollar	640	Thai Baht	22,979	10/15/15	$(7)
BNP	United States Dollar	27	Turkish Lira	83	10/15/15	–*
BNP	United States Dollar	69	Turkish Lira	210	10/15/15	–*
BNP	United States Dollar	63	Turkish Lira	186	10/15/15	(2)
BNP	United States Dollar	175	Turkish Lira	524	10/15/15	(2)
BNP	United States Dollar	170	Turkish Lira	502	10/15/15	(5)
BNP	United States Dollar	483	Turkish Lira	1,437	10/15/15	(10)
Standard Chartered	Indian Rupee	6,665	United States Dollar	100	10/19/15	(1)
Standard Chartered	Indian Rupee	13,926	United States Dollar	210	10/19/15	(2)
Standard Chartered	United States Dollar	278	Indian Rupee	18,549	10/19/15	4
Standard Chartered	United States Dollar	360	Indian Rupee	23,757	10/19/15	1
Standard Chartered	United States Dollar	50	Indian Rupee	3,317	10/26/15	–*

Total						$(48)

*	Amount rounds to less than one thousand.

As of September 30, 2015, the Fund had the following interest rate swap agreements outstanding:

COUNTERPARTY	PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION	UNREALIZED GAINS (LOSSES)
BNP	Brazil CETIP Interbank Deposit	13.57%	$13,000,000	BRL	1/2/17	$(78)
BNP	Brazil CETIP Interbank Deposit	12.62%	3,000,000	BRL	10/4/21	110
BNP	CFXS-Reuters	2.62%	1,400,000	CNY	9/24/20	1

Total						$33

As of September 30, 2015, the Fund had the following credit default swaps outstanding:

COUNTERPARTY	BUY/SELL PROTECTION	(PAY)/RECEIVE FIXED RATE	REFERENCE ENTITY/SECURITY	NOTIONAL AMOUNT	EXPIRATION DATE	FAIR VALUE (000s)	PREMIUMS PAID/ RECEIVED (000s)	UNREALIZED GAINS/ (LOSSES) (000s)
BNP	Buy	(1.00)%	China Government Bond, 4.50%, 10/28/27	$1,160,000	12/20/20	14	14	$–

Total								$–

At September 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AA	0.5%
A	16.3
BBB	33.9
BB	22.3
B	7.2
CCC or Below	7.2
Non-Rated	4.2
Cash Equivalents	8.4

Total	100.0%

* Credit quality ratings are compiled from two external rating agencies: Moody’s and Standard & Poor’s. The Fund reports the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

At September 30, 2015, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG TERM INVESTMENTS
Basic Materials	0.3%
Energy	4.2
Financial	0.7
Government	94.4
Technology	0.1
Utilities	0.3

Total	100.0%

At September 30, 2015, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	50.8%
Mexican Peso	6.9
South African Rand	6.0
Brazilian Real	5.2
Turkish Lira	5.0
All other currencies less than 5%	26.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds(1)	$–	$485	$–	$485
Foreign Issuer Bonds(1)	–	64,325	–	64,325
U.S. Government Obligations	–	330	–	330
Investment Companies	5,938	–	–	5,938
Total Investments	$5,938	$65,140	$–	$71,078
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$–	$383	$–	$383
Interest Rate Swap Contracts	–	111	–	111
Liabilities
Forward Foreign Currency Exchange Contracts	–	(431)	–	(431)
Interest Rate Swap Contracts	–	(78)	–	(78)
Total Other Financial Instruments	$–	$(15)	$–	$(15)

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.9%

Commercial Mortgage-Backed Securities – 0.7%

GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.99%, 8/10/45 (2)	$1,760	$1,766

Hilton USA Trust, Series 2013-HLT, Class EFX, 4.60%, 11/5/30 (2)(3)	1,020	1,030

		2,796

Other – 0.3%

AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.07%, 2/15/40 (3)	273	275

Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 5.05%, 5/25/35	221	221

Sierra Timeshare Receivables Funding LLC, Series 2011-3A, Class C, 9.31%, 7/20/28 (3)	185	196

Springleaf Funding Trust, Series 2014-AA, Class C, 4.45%, 12/15/22 (3)	575	577

		1,269

Whole Loan – 1.9%

Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.50%, 12/25/33	269	275

Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.50%, 10/25/33	192	201

Banc of America Alternative Loan Trust, Series 2004-9, Class 2CB1, 6.00%, 10/25/34	916	946

Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.75%, 11/25/35	205	210

Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.50%, 11/25/34	117	119

Banc of America Mortgage Trust, Series 2005-A, Class 2A1, 2.65%, 2/25/35 (2)	57	55

Citicorp Mortgage Securities Trust, Series 2006-4, Class 1A2, 6.00%, 8/25/36	103	104

Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.62%, 5/25/35 (2)	104	101

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.9% – continued

Whole Loan – 1.9% – continued

Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1, 6.00%, 12/25/34	$531	$529

Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.40%, 5/25/35 (2)	513	424

GMACM Mortgage Loan Trust, Series 2003-J7, Class A7, 5.00%, 11/25/33	53	53

GMACM Mortgage Loan Trust, Series 2005-AR4, Class 3A1, 3.16%, 7/19/35 (2)	396	376

GSR Mortgage Loan Trust, Series 2004-14, Class 5A1, 2.86%, 12/25/34 (2)	300	297

GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1, 2.60%, 7/25/35 (2)	138	131

GSR Mortgage Loan Trust, Series 2006-8F, Class 4A17, 6.00%, 9/25/36	224	186

IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.83%, 7/25/45 (2)	471	407

JPMorgan Alternative Loan Trust, Series 2006-A1, Class 5A1, 4.14%, 3/25/36 (2)	142	116

JPMorgan Mortgage Trust, Series 2005-S3, Class 1A9, 6.00%, 1/25/36	391	344

MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 2.75%, 3/25/35 (2)	513	443

New York Mortgage Trust, Series 2006-1, Class 2A2, 2.62%, 5/25/36 (2)	173	157

RFMSI Trust, Series 2006-S1, Class 1A3, 5.75%, 1/25/36	349	359

Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 0.50%, 7/25/35 (2)	462	333

WaMu Mortgage Pass-Through Certificates, Series 2006-AR11, Class 2A, 2.16%, 9/25/46 (2)	409	372

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
ASSET-BACKED SECURITIES – 2.9% – continued

Whole Loan – 1.9% – continued

WaMu Mortgage Pass-Through Certificates, Series 2006-AR19, Class 2A, 1.91%, 1/25/47 (2)	$516	$465
		7,003
Total Asset-Backed Securities
(Cost $10,564)		11,068

CONVERTIBLE BONDS – 1.6%

Apparel & Textile Products – 0.2%

Iconix Brand Group, Inc., 1.50%, 3/15/18	790	628

Biotechnology – 0.1%

BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	255	343

Communications Equipment – 0.2%

Rovi Corp., 0.50%, 3/1/20 (3)	790	609

Consumer Finance – 0.0%

Redwood Trust, Inc., 4.63%, 4/15/18	20	19

Exploration & Production – 0.2%

Chesapeake Energy Corp., 2.50%, 5/15/37	525	452

Whiting Petroleum Corp., 1.25%, 4/1/20 (3)	500	407
		859

Financial Services – 0.0%

RWT Holdings, Inc., 5.63%, 11/15/19 (3)	70	66

Hardware – 0.0%

Brocade Communications Systems, Inc., 1.38%, 1/1/20 (3)	85	83

Homebuilders – 0.2%

Lennar Corp., 3.25%, 11/15/21 (3)	285	586

Leisure Products Manufacturing – 0.1%

Jarden Corp., 1.13%, 3/15/34	430	492

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
CONVERTIBLE BONDS – 1.6% – continued

Manufactured Goods – 0.0%

RTI International Metals, Inc., 1.63%, 10/15/19	$60	$63

Pharmaceuticals – 0.1%

Emergent BioSolutions, Inc., 2.88%, 1/15/21	197	224

Railroad – 0.2%

Trinity Industries, Inc., 3.88%, 6/1/36	500	590

Renewable Energy – 0.1%

SunEdison, Inc., 2.63%, 6/1/23 (3)	264	133
3.38%, 6/1/25 (3)	298	151
		284

Retail – Consumer Discretionary – 0.0%

MercadoLibre, Inc., 2.25%, 7/1/19	175	171

Semiconductors – 0.0%

Micron Technology, Inc., 3.00%, 11/15/43	220	185

Software & Services – 0.0%

Nuance Communications, Inc., 1.50%, 11/1/35	108	111

Transportation & Logistics – 0.2%

Hornbeck Offshore Services, Inc., 1.50%, 9/1/19	725	538

Macquarie Infrastructure Corp., 2.88%, 7/15/19	130	147
		685
Total Convertible Bonds
(Cost $6,427)		5,998

CORPORATE BONDS – 67.5%

Advertising & Marketing – 0.3%

Acosta, Inc., 7.75%, 10/1/22 (3)	1,015	960

Aerospace & Defense – 0.8%

Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (3)	115	117

KLX, Inc., 5.88%, 12/1/22 (3)	340	331

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
CORPORATE BONDS – 67.5% – continued

Aerospace & Defense – 0.8% – continued

Meccanica Holdings USA, Inc., 7.38%, 7/15/39 (3)	$1,705	$1,799
TransDigm, Inc., 6.00%, 7/15/22	1,000	932
		3,179

Apparel & Textile Products – 0.1%

Nine West Holdings, Inc., 6.13%, 11/15/34	630	221

Auto Parts Manufacturing – 0.4%

Goodyear Tire & Rubber (The) Co., 6.50%, 3/1/21	295	309

ZF North America Capital, Inc., 4.00%, 4/29/20 (3)	510	485
4.75%, 4/29/25 (3)	555	508
		1,302

Automobiles Manufacturing – 0.4%

FCA US LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	1,380	1,464

Cable & Satellite – 3.4%

CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	171	175
5.25%, 9/30/22	810	759
5.13%, 5/1/23 (3)	895	825
5.75%, 1/15/24	20	19

Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.38%, 9/15/20 (3)	655	617
5.13%, 12/15/21 (3)	256	226

CSC Holdings LLC, 7.63%, 7/15/18	260	273
6.75%, 11/15/21	45	40
5.25%, 6/1/24	515	406

DISH DBS Corp., 5.13%, 5/1/20	1,475	1,383
6.75%, 6/1/21	405	390
5.88%, 7/15/22	245	217
5.88%, 11/15/24	1,525	1,295

RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (3)	5,580	5,761

Wave Holdco LLC/Wave Holdco Corp. (100% Cash), 8.25%, 7/15/19 (3)(4)	150	146

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
CORPORATE BONDS – 67.5% – continued

Cable & Satellite – 3.4% – continued

WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.25%, 7/15/19	$315	$317
		12,849

Casinos & Gaming – 3.4%

Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17 (5)	4,630	3,704

GLP Capital L.P./GLP Financing II, Inc., 4.38%, 11/1/18	75	76
4.88%, 11/1/20	2,250	2,278
5.38%, 11/1/23	145	147

Isle of Capri Casinos, Inc., 8.88%, 6/15/20	100	106
5.88%, 3/15/21	440	453

MGM Resorts International, 8.63%, 2/1/19	525	576
6.75%, 10/1/20	1,000	1,033
6.00%, 3/15/23	220	214

Peninsula Gaming LLC/Peninsula Gaming Corp., 8.38%, 2/15/18 (3)	690	713

Pinnacle Entertainment, Inc., 7.50%, 4/15/21	120	125
6.38%, 8/1/21	370	392
7.75%, 4/1/22	440	482

Scientific Games International, Inc., 6.25%, 9/1/20	375	269
6.63%, 5/15/21	495	356
7.00%, 1/1/22 (3)(6)	200	197
10.00%, 12/1/22	1,145	999

Station Casinos LLC, 7.50%, 3/1/21	645	671

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 5/30/23 (3)	95	79
5.50%, 3/1/25 (3)(6)	95	81
		12,951

Chemicals – 1.0%

Hercules, Inc., 6.50%, 6/30/29	1,960	1,808

Huntsman International LLC, 4.88%, 11/15/20	495	430
5.13%, 11/15/22 (3)	195	167

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
CORPORATE BONDS – 67.5% – continued

Chemicals – 1.0% – continued

Momentive Performance Materials, Inc., 3.88%, 10/24/21	$300	$231

PQ Corp., 8.75%, 11/1/18 (3)(6)	1,010	1,010
		3,646

Coal Operations – 2.6%

CONSOL Energy, Inc., 5.88%, 4/15/22	900	605

Foresight Energy LLC/Foresight Energy Finance Corp., 7.88%, 8/15/21 (3)	10,250	7,996

Peabody Energy Corp., 6.25%, 11/15/21	4,890	1,003
		9,604

Commercial Finance – 1.9%

CIT Group, Inc., 5.00%, 5/15/17	65	66
6.63%, 4/1/18 (3)	885	936
5.50%, 2/15/19 (3)	630	654
3.88%, 2/19/19	600	597
5.38%, 5/15/20	215	225

International Lease Finance Corp., 8.88%, 9/1/17	200	219
3.88%, 4/15/18	700	698
6.25%, 5/15/19	1,580	1,683
8.63%, 1/15/22	420	506
5.88%, 8/15/22	1,000	1,065

Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.88%, 4/15/22 (3)	405	368
		7,017

Communications Equipment – 0.9%

Alcatel-Lucent USA, Inc., 6.50%, 1/15/28	50	50
6.45%, 3/15/29	2,345	2,322

CommScope Holding Co., Inc. (100% Cash), 6.63%, 6/1/20(3) (4)(6)	165	169

CommScope, Inc., 5.00%, 6/15/21 (3)	590	577
5.50%, 6/15/24 (3)	260	248
		3,366

	PRINCIPAL AMOUNT (000S) (1)	VALUE (000s)
CORPORATE BONDS – 67.5% – continued

Construction Materials Manufacturing – 0.4%

USG Corp., 9.75%, 1/15/18	$685	$762
5.88%, 11/1/21 (3)	285	296
5.50%, 3/1/25 (3)(6)	175	175

Vulcan Materials Co., 4.50%, 4/1/25	440	431
		1,664

Consumer Finance – 3.3%

Ally Financial, Inc., 5.50%, 2/15/17	135	138
6.25%, 12/1/17	70	74
3.60%, 5/21/18	570	564
8.00%, 3/15/20	1,380	1,587
5.13%, 9/30/24	360	355
8.00%, 11/1/31	149	177

First Data Corp., 12.63%, 1/15/21	2,092	2,377
10.63%, 6/15/21	429	470
11.75%, 8/15/21	114	127

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.88%, 8/1/21 (3)	1,240	1,159

Navient Corp., 5.50%, 1/15/19	390	362
4.88%, 6/17/19	1,400	1,274
5.88%, 3/25/21	465	391
5.50%, 1/25/23	625	496
6.13%, 3/25/24	479	383

Provident Funding Associates L.P./PFG Finance Corp., 6.75%, 6/15/21 (3)	510	483

Quicken Loans, Inc., 5.75%, 5/1/25 (3)	475	446

Springleaf Finance Corp., 7.75%, 10/1/21	275	294
8.25%, 10/1/23	440	480

Stearns Holdings LLC, 9.38%, 8/15/20 (3)	282	281

Walter Investment Management Corp., 7.88%, 12/15/21	780	667
		12,585

Consumer Products – 2.6%

Edgewell Personal Care Co, 4.70%, 5/19/21	555	568

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
CORPORATE BONDS – 67.5% – continued

Consumer Products – 2.6% – continued
4.70%, 5/24/22	$120	$123

HRG Group, Inc., 7.88%, 7/15/19	946	982
7.75%, 1/15/22 (3)(6)	8,414	8,256
		9,929

Consumer Services – 2.1%

ADT (The) Corp., 2.25%, 7/15/17	315	310
4.88%, 7/15/42	335	241

Ancestry.com Holdings LLC (100% Cash), 9.63%, 10/15/18 (3)(4)	1,810	1,792

APX Group, Inc., 8.75%, 12/1/20	1,120	946

R.R. Donnelley & Sons Co., 8.25%, 3/15/19	910	992
7.63%, 6/15/20	565	586
7.88%, 3/15/21	515	536
7.00%, 2/15/22	215	209
6.50%, 11/15/23	400	376
6.00%, 4/1/24	175	161

Service Corp. International, 5.38%, 5/15/24	535	557

United Rentals North America, Inc., 7.38%, 5/15/20	465	488
5.75%, 11/15/24	375	359
5.50%, 7/15/25	160	150
		7,703

Containers & Packaging – 0.7%

Berry Plastics Corp., 5.13%, 7/15/23	175	165

Owens-Brockway Glass Container, Inc., 5.00%, 1/15/22 (3)(6)	415	394

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg, 9.88%, 8/15/19	574	594
5.75%, 10/15/20	300	303
6.88%, 2/15/21	505	523

Sealed Air Corp., 5.50%, 9/15/25 (3)	510	518
		2,497

Department Stores – 0.4%

Dillard’s, Inc., 7.75%, 7/15/26	495	580

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
CORPORATE BONDS – 67.5% – continued

Department Stores – 0.4% – continued
7.75%, 5/15/27	$465	$545

JC Penney Corp., Inc., 5.75%, 2/15/18	245	236
		1,361

Distributors – Consumer Discretionary – 0.6%

American Tire Distributors, Inc., 10.25%, 3/1/22 (3)(6)	2,320	2,366

Entertainment Content – 1.1%

AMC Networks, Inc., 7.75%, 7/15/21	368	389

DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (3)	305	296

Gibson Brands, Inc., 8.88%, 8/1/18 (3)	1,100	971

Liberty Interactive LLC, 8.50%, 7/15/29	285	292

Univision Communications, Inc., 5.13%, 5/15/23 (3)(6)	390	371

WMG Acquisition Corp., 6.75%, 4/15/22 (3)(6)	1,880	1,767
		4,086

Entertainment Resources – 0.8%

24 Hour Holdings III LLC, 8.00%, 6/1/22 (3)	230	177

AMC Entertainment, Inc., 5.75%, 6/15/25	205	199

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 3/15/21	455	461

Mohegan Tribal Gaming Authority, 9.75%, 9/1/21	1,350	1,374

Regal Entertainment Group, 5.75%, 3/15/22	598	587

Six Flags Entertainment Corp., 5.25%, 1/15/21 (3)	80	80
		2,878

Exploration & Production – 5.2%

Antero Resources Corp., 5.38%, 11/1/21	50	44
5.13%, 12/1/22	515	443
5.63%, 6/1/23 (3)	255	224

Bill Barrett Corp., 7.63%, 10/1/19	500	360

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
CORPORATE BONDS – 67.5% – continued

Exploration & Production – 5.2% – continued

Bonanza Creek Energy, Inc., 6.75%, 4/15/21	$310	$216
5.75%, 2/1/23	230	150

BreitBurn Energy Partners L.P./BreitBurn Finance Corp., 8.63%, 10/15/20	490	216
7.88%, 4/15/22	2,900	1,037

California Resources Corp., 5.00%, 1/15/20	420	270
5.50%, 9/15/21	1,010	616

Chesapeake Energy Corp., 6.63%, 8/15/20	60	45
6.13%, 2/15/21	20	14
4.88%, 4/15/22	1,760	1,148
5.75%, 3/15/23	5	3

Concho Resources, Inc., 5.50%, 10/1/22	50	48
5.50%, 4/1/23	380	362

Denbury Resources, Inc., 4.63%, 7/15/23	795	429

Eclipse Resources Corp., 8.88%, 7/15/23 (3)	435	350

EP Energy LLC/Everest Acquisition Finance, Inc., 9.38%, 5/1/20	248	213
6.38%, 6/15/23	125	92

EXCO Resources, Inc., 7.50%, 9/15/18	1,420	419
8.50%, 4/15/22	135	38

Halcon Resources Corp., 8.63%, 2/1/20 (3)	130	108
9.75%, 7/15/20	565	192

Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.75%, 4/1/22	235	187

Legacy Reserves L.P./Legacy Reserves Finance Corp., 6.63%, 12/1/21	1,970	1,340

Linn Energy LLC/Linn Energy Finance Corp., 8.63%, 4/15/20	335	90
7.75%, 2/1/21	641	147

Matador Resources Co., 6.88%, 4/15/23 (3)	110	106

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
CORPORATE BONDS – 67.5% – continued

Exploration & Production – 5.2% – continued

Memorial Production Partners L.P./Memorial Production Finance Corp., 7.63%, 5/1/21	$4,101	$2,768
6.88%, 8/1/22	420	256

Newfield Exploration Co., 5.75%, 1/30/22	465	451

Noble Energy, Inc., 5.88%, 6/1/22	785	784

Oasis Petroleum, Inc., 6.88%, 3/15/22	1,165	923

QEP Resources, Inc., 5.38%, 10/1/22	10	8
5.25%, 5/1/23	625	522

Range Resources Corp., 5.00%, 3/15/23	120	106
4.88%, 5/15/25 (3)	125	111

Rex Energy Corp., 8.88%, 12/1/20	640	333
6.25%, 8/1/22	2,560	1,024

Rice Energy, Inc., 6.25%, 5/1/22	620	553

RSP Permian, Inc., 6.63%, 10/1/22	315	302

Sanchez Energy Corp., 7.75%, 6/15/21	25	19
6.13%, 1/15/23	340	228

SandRidge Energy, Inc., 8.75%, 6/1/20 (3)(6)	310	188
8.13%, 10/15/22	315	68
7.50%, 2/15/23	640	138

SM Energy Co., 6.13%, 11/15/22	230	213
5.00%, 1/15/24	180	152
5.63%, 6/1/25	40	34

Whiting Petroleum Corp., 5.00%, 3/15/19	455	396
5.75%, 3/15/21	430	372
6.25%, 4/1/23	105	91

WPX Energy, Inc., 6.00%, 1/15/22	495	426
5.25%, 9/15/24	400	322
		19,695

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
CORPORATE BONDS – 67.5% – continued

Financial Services – 1.1%

Argos Merger Sub, Inc., 7.13%, 3/15/23 (3)(6)	$635	$642

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.88%, 2/1/22	355	357

Morgan Stanley, 8.00%, 5/9/17 (AUD)	1,300	979

Opal Acquisition, Inc., 8.88%, 12/15/21 (3)	1,990	1,873

Rio Oil Finance Trust, Series 2014-1, 6.25%, 7/6/24 (3)	295	189
		4,040

Food & Beverage – 0.8%

Constellation Brands, Inc., 3.88%, 11/15/19	140	143
4.25%, 5/1/23	250	249
4.75%, 11/15/24	180	182

DS Services of America, Inc., 10.00%, 9/1/21 (3)	690	792

Post Holdings, Inc., 6.00%, 12/15/22 (3)	1,020	978
7.75%, 3/15/24 (3)	270	277
8.00%, 7/15/25 (3)	135	139

Simmons Foods, Inc., 7.88%, 10/1/21 (3)(6)	240	222
		2,982

Forest & Paper Products Manufacturing – 0.2%

Mercer International, Inc., 7.00%, 12/1/19	850	858

Hardware – 1.0%

NCR Corp., 4.63%, 2/15/21	140	134
5.88%, 12/15/21	90	88

Real Alloy Holding, Inc., 10.00%, 1/15/19 (3)(6)	3,290	3,372

Riverbed Technology, Inc., 8.88%, 3/1/23 (3)(6)	245	223
		3,817

Health Care Facilities & Services – 4.5%

Amsurg Corp., 5.63%, 7/15/22	855	854

CHS/Community Health Systems, Inc., 5.13%, 8/15/18	320	327

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
CORPORATE BONDS – 67.5% – continued

Health Care Facilities & Services – 4.5% – continued
8.00%, 11/15/19	$455	$474
6.88%, 2/1/22	1,165	1,190

DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	280	291
5.13%, 7/15/24	310	304
5.00%, 5/1/25	210	202

Envision Healthcare Corp., 5.13%, 7/1/22 (3)	245	244

Fresenius Medical Care US Finance II, Inc., 6.50%, 9/15/18 (3)	675	741
5.88%, 1/31/22 (3)	365	391
4.75%, 10/15/24 (3)(6)	310	306

HCA, Inc., 4.25%, 10/15/19	580	586
6.50%, 2/15/20	685	747
5.88%, 3/15/22	55	59
4.75%, 5/1/23	165	166
7.50%, 12/15/23	260	290
5.00%, 3/15/24	245	246
8.36%, 4/15/24	680	785
5.38%, 2/1/25	280	277
7.69%, 6/15/25	1,310	1,454
7.58%, 9/15/25	240	263
7.05%, 12/1/27	70	72
7.50%, 11/6/33	820	865
7.75%, 7/15/36	420	445

IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19	1,125	1,157

Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/1/23 (3)	215	209

Surgical Care Affiliates, Inc., 6.00%, 4/1/23 (3)	1,040	1,030

Tenet Healthcare Corp., 6.25%, 11/1/18	320	342
6.00%, 10/1/20	330	348
8.13%, 4/1/22	285	303
6.75%, 6/15/23	105	104
6.88%, 11/15/31	1,940	1,746
		16,818

Home Improvement – 0.6%

Atrium Windows & Doors, Inc., 7.75%, 5/1/19 (3)	735	538

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
CORPORATE BONDS – 67.5% – continued

Home Improvement – 0.6% – continued

CPG Merger Sub LLC, 8.00%, 10/1/21 (3)	$290	$289

Masco Corp., 5.95%, 3/15/22	355	387

ServiceMaster (The) Co. LLC, 7.45%, 8/15/27	880	885

		2,099

Homebuilders – 1.1%

D.R. Horton, Inc., 4.38%, 9/15/22	65	65
5.75%, 8/15/23	710	769

K Hovnanian Enterprises, Inc., 5.00%, 11/1/21	385	271

Lennar Corp., 4.75%, 11/15/22	815	791

Meritage Homes Corp., 7.00%, 4/1/22	75	81
6.00%, 6/1/25	75	75

PulteGroup, Inc., 6.00%, 2/15/35	80	78

Ryland Group (The), Inc., 5.38%, 10/1/22	375	379

Standard Pacific Corp., 8.38%, 1/15/21	240	282

Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (3)	715	712
5.63%, 3/1/24 (3)(6)	168	161

TRI Pointe Holdings, Inc., 4.38%, 6/15/19	610	598

		4,262

Industrial Other – 0.3%

AECOM, 5.88%, 10/15/24 (3)	325	328

HD Supply, Inc., 5.25%, 12/15/21 (3)	415	417

Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19	165	134

SBA Telecommunications, Inc., 5.75%, 7/15/20	280	288

		1,167

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
CORPORATE BONDS – 67.5% – continued

Internet Media – 1.3%

Ancestry.com, Inc., 11.00%, 12/15/20	$4,020	$4,402

IAC/InterActiveCorp, 4.88%, 11/30/18	560	575

		4,977

Machinery Manufacturing – 0.8%

Case New Holland Industrial, Inc., 7.88%, 12/1/17	855	902

Cleaver-Brooks, Inc., 8.75%, 12/15/19 (3)	1,270	1,200

Manitowoc (The) Co., Inc., 8.50%, 11/1/20	345	361

Terex Corp., 6.50%, 4/1/20	395	401
6.00%, 5/15/21	250	242

		3,106

Manufactured Goods – 0.1%

NCI Building Systems, Inc., 8.25%, 1/15/23 (3)	230	241

Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc., 8.63%, 6/1/21 (3)(6)	170	164

		405

Mass Merchants – 0.3%

99 Cents Only Stores LLC, 11.00%, 12/15/19	750	446

Dollar Tree, Inc., 5.75%, 3/1/23 (3)(6)	620	643

		1,089

Medical Equipment & Devices Manufacturing – 0.5%

Alere, Inc., 6.50%, 6/15/20	330	335
6.38%, 7/1/23 (3)	440	447

DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (3)	585	570

Hologic, Inc., 5.25%, 7/15/22 (3)	210	212

Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (3)	390	387

		1,951

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
CORPORATE BONDS – 67.5% – continued

Metals & Mining – 3.3%

Alcoa, Inc., 5.13%, 10/1/24	$235	$224
6.75%, 1/15/28	165	170
5.95%, 2/1/37	20	18

Century Aluminum Co., 7.50%, 6/1/21 (3)	5,390	4,959

Freeport-McMoRan, Inc., 5.45%, 3/15/43	20	14

Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17	5,240	4,677

Shale-Inland Holdings LLC/Shale-Inland Finance Corp., 8.75%, 11/15/19 (3)	3,070	2,302

		12,364

Oil & Gas Services & Equipment – 0.6%

Diamond Offshore Drilling, Inc., 4.88%, 11/1/43	30	19

Forum Energy Technologies, Inc., 6.25%, 10/1/21	2,170	1,823

Hercules Offshore, Inc., 8.75%, 7/15/21 (3)(5)	220	46

Parker Drilling Co., 6.75%, 7/15/22	40	31

Pioneer Energy Services Corp., 6.13%, 3/15/22	205	116

Western Refining Logistics L.P./WNRL Finance Corp., 7.50%, 2/15/23	160	159

		2,194

Pharmaceuticals – 0.6%

Endo Finance LLC/Endo Finco, Inc., 7.75%, 1/15/22 (3)	165	174
5.38%, 1/15/23 (3)	870	836

Valeant Pharmaceuticals International, 6.38%, 10/15/20 (3)	1,105	1,099
7.25%, 7/15/22 (3)	280	285

		2,394

Pipeline – 2.8%

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.25%, 4/1/23 (3)	540	459

DCP Midstream LLC, 5.35%, 3/15/20 (3)	120	116

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
CORPORATE BONDS – 67.5% – continued

Pipeline – 2.8% – continued
4.75%, 9/30/21 (3)	$155	$140
8.13%, 8/16/30	135	138

DCP Midstream Operating L.P., 2.50%, 12/1/17	230	211
5.60%, 4/1/44	245	198

Energy Transfer Equity L.P., 7.50%, 10/15/20	355	353
5.88%, 1/15/24	310	279

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., 4.50%, 7/15/23	423	388
4.88%, 12/1/24	650	595

Regency Energy Partners L.P./Regency Energy Finance Corp., 5.50%, 4/15/23	485	469

Rockies Express Pipeline LLC, 6.85%, 7/15/18 (3)	180	180
5.63%, 4/15/20 (3)	185	180
7.50%, 7/15/38 (3)	145	141
6.88%, 4/15/40 (3)	325	302

Rose Rock Midstream L.P./Rose Rock Finance Corp., 5.63%, 7/15/22	450	396
5.63%, 11/15/23 (3)	295	257

Sabine Pass Liquefaction LLC, 5.63%, 2/1/21	1,050	974
6.25%, 3/15/22	510	474
5.63%, 4/15/23	190	169
5.75%, 5/15/24	515	458
5.63%, 3/1/25 (3)	1,210	1,066

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.00%, 1/15/18 (3)	160	152
4.13%, 11/15/19 (3)	870	781
6.88%, 2/1/21	10	10
6.38%, 8/1/22	265	253
5.25%, 5/1/23	300	266
4.25%, 11/15/23	215	179

Tesoro Logistics L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19 (3)	310	304
6.25%, 10/15/22 (3)	510	497

Williams Partners L.P./ACMP Finance Corp., 6.13%, 7/15/22	315	321

		10,706

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
CORPORATE BONDS – 67.5% – continued

Power Generation – 0.8%

Calpine Corp., 6.00%, 1/15/22 (3)	$275	$285
5.38%, 1/15/23	235	219

Dynegy, Inc., 6.75%, 11/1/19	270	271

NRG Energy, Inc., 7.63%, 1/15/18	1,350	1,417
8.25%, 9/1/20	65	67
6.25%, 7/15/22	680	619

TerraForm Power Operating LLC, 5.88%, 2/1/23 (3)	245	216
6.13%, 6/15/25 (3)	65	56
		3,150

Property & Casualty Insurance – 0.6%

HUB International Ltd., 7.88%, 10/1/21 (3)	590	564

Wayne Merger Sub LLC, 8.25%, 8/1/23 (3)	1,920	1,838
		2,402

Publishing & Broadcasting – 3.3%

Clear Channel Worldwide Holdings, Inc., 7.63%, 3/15/20	3,770	3,765
6.50%, 11/15/22	3,375	3,364

Cumulus Media Holdings, Inc., 7.75%, 5/1/19	835	599

iHeartCommunications, Inc., 10.00%, 1/15/18	100	53
6.88%, 6/15/18	308	265
9.00%, 12/15/19	90	77
11.25%, 3/1/21	772	668
7.25%, 10/15/27	205	139

Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (3)(6)	755	731

Sirius XM Radio, Inc., 4.25%, 5/15/20 (3)	95	93
5.88%, 10/1/20 (3)	650	661

TEGNA, Inc., 5.13%, 10/15/19	1,115	1,132
5.13%, 7/15/20	90	92
4.88%, 9/15/21 (3)	95	93
5.50%, 9/15/24 (3)	55	54

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
CORPORATE BONDS – 67.5% – continued

Publishing & Broadcasting – 3.3% – continued

Tribune Media Co., 5.88%, 7/15/22 (3)	$755	$732
		12,518

Real Estate – 1.6%

Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23	545	466

Crown Castle International Corp., 4.88%, 4/15/22	516	537

Equinix, Inc., 5.38%, 1/1/22	290	289

Iron Mountain, Inc., 7.75%, 10/1/19	365	379
8.38%, 8/15/21	77	79
5.75%, 8/15/24	1,220	1,177

iStar, Inc., 5.00%, 7/1/19	595	565

MPT Operating Partnership L.P./MPT Finance Corp., 5.50%, 5/1/24	685	702

Omega Healthcare Investors, Inc., 5.88%, 3/15/24	350	365

Rialto Holdings LLC/Rialto Corp., 7.00%, 12/1/18 (3)	1,052	1,068

Sabra Health Care L.P./Sabra Capital Corp., 5.50%, 2/1/21	335	349
		5,976

Retail – Consumer Discretionary – 1.9%

AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	209	212
7.00%, 5/20/22	711	729

Builders FirstSource, Inc., 7.63%, 6/1/21 (3)	290	302

Building Materials Holding Corp., 9.00%, 9/15/18 (3)	500	526

Ferrellgas L.P./Ferrellgas Finance Corp., 6.75%, 1/15/22	800	744

First Cash Financial Services, Inc., 6.75%, 4/1/21	960	960

Hertz (The) Corp., 5.88%, 10/15/20	565	558

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
CORPORATE BONDS – 67.5% – continued

Retail – Consumer Discretionary – 1.9% – continued

Jo-Ann Stores LLC, 8.13%, 3/15/19 (3)	$1,330	$1,230

L Brands, Inc., 5.63%, 10/15/23	675	717

Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.88%, 10/1/22 (3)	465	453

QVC, Inc., 5.45%, 8/15/34	220	197

Suburban Propane Partners L.P./Suburban Energy Finance Corp., 7.38%, 8/1/21	319	333
		6,961

Semiconductors – 0.3%

Amkor Technology, Inc., 6.38%, 10/1/22	480	444

Freescale Semiconductor, Inc., 6.00%, 1/15/22 (3)	140	146

Micron Technology, Inc., 5.25%, 1/15/24 (3)	385	353
5.63%, 1/15/26 (3)	390	351
		1,294

Software & Services – 2.0%

Activision Blizzard, Inc., 5.63%, 9/15/21 (3)(6)	765	805

Blackboard, Inc., 7.75%, 11/15/19 (3)	652	548

IHS, Inc., 5.00%, 11/1/22	1,250	1,202

Infor Software Parent LLC/Infor Software Parent, Inc. (100% Cash), 7.13%, 5/1/21 (3)(4)	496	436

Infor US, Inc., 6.50%, 5/15/22 (3)	740	679

MSCI, Inc., 5.25%, 11/15/24 (3)	340	343
5.75%, 8/15/25 (3)	440	443

Nuance Communications, Inc., 5.38%, 8/15/20 (3)	600	599

Sabre GLBL, Inc., 5.38%, 4/15/23 (3)	305	300

Sophia Holding Finance L.P./Sophia Holding Finance, Inc. (100% Cash), 9.63%, 12/1/18 (3)(4)	975	994

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
CORPORATE BONDS – 67.5% – continued

Software & Services – 2.0% – continued

Sophia L.P./Sophia Finance, Inc., 9.75%, 1/15/19 (3)	$585	$629

SunGard Data Systems, Inc., 7.38%, 11/15/18	128	131
7.63%, 11/15/20	300	311
		7,420

Supermarkets & Pharmacies – 0.4%

New Albertsons, Inc., 6.63%, 6/1/28	165	142
7.45%, 8/1/29	305	299

Rite Aid Corp., 9.25%, 3/15/20	625	664
6.75%, 6/15/21	145	148
6.13%, 4/1/23 (3)	180	179

SUPERVALU, Inc., 7.75%, 11/15/22	135	135
		1,567

Utilities – 0.4%

IPALCO Enterprises, Inc., 5.00%, 5/1/18	265	278

NGL Energy Partners L.P./NGL Energy Finance Corp., 5.13%, 7/15/19	400	364
6.88%, 10/15/21	135	127

Talen Energy Supply LLC, 4.63%, 7/15/19 (3)	685	623
6.50%, 6/1/25 (3)	250	215
		1,607

Wireless Telecommunications Services – 1.8%

Hughes Satellite Systems Corp., 6.50%, 6/15/19	308	331

Sprint Capital Corp., 6.88%, 11/15/28	1,110	797
8.75%, 3/15/32	794	617

Sprint Corp., 7.25%, 9/15/21	199	163
7.88%, 9/15/23	450	364
7.13%, 6/15/24	1,135	874

Syniverse Holdings, Inc., 9.13%, 1/15/19	565	480

T-Mobile USA, Inc., 6.54%, 4/28/20	855	869

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
CORPORATE BONDS – 67.5% – continued

Wireless Telecommunications Services – 1.8% – continued
6.63%, 11/15/20	$200	$203
6.63%, 4/28/21	250	251
6.13%, 1/15/22	505	487
6.73%, 4/28/22	550	549
6.00%, 3/1/23	625	603
6.50%, 1/15/24	315	305
		6,893

Wireline Telecommunications Services – 2.1%

CenturyLink, Inc., 5.63%, 4/1/20	80	74
6.45%, 6/15/21	853	781
6.75%, 12/1/23	320	280
7.60%, 9/15/39	105	80

Cincinnati Bell Telephone Co. LLC, 6.30%, 12/1/28	50	47

Embarq Corp., 8.00%, 6/1/36	485	500

Frontier Communications Corp., 10.50%, 9/15/22 (3)(6)	180	176
11.00%, 9/15/25 (3)	205	198
9.00%, 8/15/31	982	810

Level 3 Communications, Inc., 5.75%, 12/1/22	710	697

Level 3 Financing, Inc., 8.63%, 7/15/20	1,210	1,265
6.13%, 1/15/21	285	293
5.38%, 5/1/25 (3)	145	138

Neptune Finco Corp., 1/15/23 (3)(7)	285	288
10/15/25 (3)(6)(7)	530	535

Qwest Capital Funding, Inc., 7.63%, 8/3/21	260	274
6.88%, 7/15/28	650	549

Qwest Corp., 6.88%, 9/15/33	288	278

Windstream Services LLC, 7.50%, 6/1/22	656	495
		7,758
Total Corporate Bonds
(Cost $279,111)		254,098

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 10.7%

Airlines – 0.1%

Virgin Australia Trust, Series 2013-1C, 7.13%, 10/23/18 (3)	$202	$205

Auto Parts Manufacturing – 0.1%

Nexteer Automotive Group Ltd., 5.88%, 11/15/21 (3)	295	286

Banks – 0.4%

Banco Santander Brasil S.A., 8.00%, 3/18/16 (BRL) (3)	2,400	581

Commerzbank A.G., 8.13%, 9/19/23	490	568

Intesa Sanpaolo S.p.A., 5.02%, 6/26/24 (3)	300	296
		1,445

Biotechnology – 0.2%

Grifols Worldwide Operations Ltd., 5.25%, 4/1/22	785	777

Cable & Satellite – 1.3%

Altice Financing S.A., 6.63%, 2/15/23 (3)(6)	220	212

Altice Luxembourg S.A., 7.25%, 5/15/22 (EUR) (3)	110	116
7.75%, 5/15/22 (3)	1,215	1,106
7.63%, 2/15/25 (3)(6)	525	464

Numericable-SFR SAS, 5.38%, 5/15/22 (EUR) (3)	195	219
6.00%, 5/15/22 (3)	1,945	1,874

Unitymedia GmbH, 6.13%, 1/15/25 (3)(6)	850	839
		4,830

Casinos & Gaming – 0.1%

International Game Technology PLC, 6.50%, 2/15/25 (3)	410	369

Chemicals – 0.1%

NOVA Chemicals Corp., 5.00%, 5/1/25 (3)	490	461

Commercial Finance – 0.3%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.75%, 5/15/19	385	378
4.50%, 5/15/21	285	285

Aircastle Ltd., 6.25%, 12/1/19	295	317

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 10.7% – continued

Commercial Finance – 0.3% – continued
5.50%, 2/15/22	$125	$126
		1,106

Containers & Packaging – 0.1%

Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Issuer, Inc., 5.63%, 12/15/16 (3)	260	256
6.00%, 6/15/17 (3)	70	69
		325

Design, Manufacturing & Distribution – 0.1%

Flextronics International Ltd., 4.63%, 2/15/20	464	478

Diversified Banks – 0.3%

Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	1,115	1,207

Electrical Equipment Manufacturing – 0.0%

Allegion PLC, 5.88%, 9/15/23	80	82

Exploration & Production – 0.7%

Baytex Energy Corp., 5.13%, 6/1/21 (3)	105	83
5.63%, 6/1/24 (3)	675	533

MEG Energy Corp., 6.50%, 3/15/21 (3)(6)	15	12
6.38%, 1/30/23 (3)	695	544
7.00%, 3/31/24 (3)	90	72

OGX Austria GmbH, 8.50%, 6/1/18 (3)(5)(8)	2,420	–
8.38%, 4/1/22 (3)(5)(8)	1,800	–

Pacific Exploration and Production Corp., 5.38%, 1/26/19 (3)	665	246
5.63%, 1/19/25 (3)	300	105

Petroleos Mexicanos, 7.47%, 11/12/26 (MXN)	11,930	653

Teine Energy Ltd., 6.88%, 9/30/22 (3)(6)	200	171

Ultra Petroleum Corp., 5.75%, 12/15/18 (3)	285	205
		2,624

Food & Beverage – 0.1%

BRF S.A., 7.75%, 5/22/18 (BRL) (3)	1,800	372

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 10.7% – continued

Food & Beverage – 0.1% – continued

Cosan Luxembourg S.A., 9.50%, 3/14/18 (BRL) (3)	$600	$118
		490

Government Development Banks – 0.1%

Export-Import Bank of Korea, 4.00%, 11/26/15 (PHP) (3)	8,500	182

Homebuilders – 0.0%

Corp. GEO S.A.B. de C.V., 8.88%, 3/27/22 (3)(5)	1,400	28

Urbi Desarrollos Urbanos S.A.B. de C.V., 9.50%, 1/21/20 (3)(5)	315	13
9.75%, 2/3/22 (3)(5)	1,400	56
		97

Industrial Other – 0.1%

Odebrecht Finance Ltd., 4.38%, 4/25/25 (3)	200	115

Transfield Services Ltd., 8.38%, 5/15/20 (3)	385	396
		511

Integrated Oils – 0.3%

Petrobras Global Finance B.V., 6.25%, 3/17/24	680	495
6.88%, 1/20/40	290	189
6.75%, 1/27/41	270	176
5.63%, 5/20/43	170	104
7.25%, 3/17/44	70	46
		1,010

Machinery Manufacturing – 0.1%

Emeco Pty. Ltd., 9.88%, 3/15/19 (3)	450	236

Medical Equipment & Devices Manufacturing – 0.4%

ConvaTec Finance International S.A., 8.25%, 1/15/19 (3)(4)(6)	340	334

Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 4.88%, 4/15/20 (3)	255	244
5.63%, 10/15/23 (3)	255	232
5.50%, 4/15/25 (3)	880	784
		1,594

Metals & Mining – 0.4%

ArcelorMittal, 7.75%, 10/15/39	520	424

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 10.7% – continued

Metals & Mining – 0.4% – continued
7.50%, 3/1/41	$800	$644

Essar Steel Algoma, Inc., 9.50%, 11/15/19 (3)	275	151

First Quantum Minerals Ltd., 7.25%, 5/15/22 (3)	300	186

FMG Resources (August 2006) Pty. Ltd., 9.75%, 3/1/22 (3)	135	126

Glencore Finance Canada Ltd., 5.55%, 10/25/42 (3)	155	114
		1,645

Oil & Gas Services & Equipment – 0.1%

Paragon Offshore PLC, 7.25%, 8/15/24 (3)	950	124

Transocean, Inc., 3.00%, 10/15/17	90	81
4.30%, 10/15/22	180	111
		316

Pharmaceuticals – 1.0%

Endo Ltd./Endo Finance LLC/Endo Finco, Inc., 6.00%, 7/15/23 (3)	360	355

Valeant Pharmaceuticals International, Inc., 5.38%, 3/15/20 (3)	575	559
5.63%, 12/1/21 (3)	830	789
5.50%, 3/1/23 (3)	240	228
5.88%, 5/15/23 (3)(6)	1,000	956
6.13%, 4/15/25 (3)	735	700
		3,587

Pipeline – 0.1%

Gibson Energy, Inc., 6.75%, 7/15/21 (3)	205	197

Software & Services – 0.1%

Open Text Corp., 5.63%, 1/15/23 (3)(6)	480	476

Sovereigns – 0.8%

Brazilian Government International Bond, 10.25%, 1/10/28 (BRL) (3)	2,000	397

Hellenic Republic Government Bond, 3.00%, 2/24/35 (EUR)	40	26
3.00%, 2/24/36 (EUR)	40	26
3.00%, 2/24/41 (EUR)	15	10

Mexican Bonos, 4.75%, 6/14/18 (MXN)	2,260	134

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 10.7% – continued

Sovereigns – 0.8% – continued
7.75%, 11/13/42 (MXN)	$24,988	$1,633

Philippine Government International Bond, 6.25%, 1/14/36 (PHP)	40,000	929
		3,155

Supranationals – 1.0%

European Bank for Reconstruction & Development, 6.00%, 3/3/16 (INR)	35,900	546

International Bank for Reconstruction & Development, 4.25%, 2/5/16 (CLP)	516,000	742
4.50%, 8/3/17 (COP)	3,580,000	1,159

International Finance Corp., 10.50%, 4/17/18 (BRL)	995	241
7.80%, 6/3/19 (INR)	76,230	1,199
		3,887

Travel & Lodging – 0.1%

NCL Corp. Ltd., 5.25%, 11/15/19 (3)(6)	420	428

Utilities – 0.5%

Enel S.p.A., 8.75%, 9/24/73 (2)(3)	1,643	1,885

Waste & Environment Services & Equipment – 0.1%

GFL Environmental, Inc., 7.88%, 4/1/20 (3)(6)	260	266

Wireless Telecommunications Services – 1.2%

America Movil S.A.B. de C.V., 6.45%, 12/5/22 (MXN)	4,000	227
8.46%, 12/18/36 (MXN)	11,400	653

Inmarsat Finance PLC, 4.88%, 5/15/22 (3)	435	423

Intelsat Jackson Holdings S.A., 5.50%, 8/1/23	540	445

Intelsat Luxembourg S.A., 7.75%, 6/1/21	540	356
8.13%, 6/1/23	555	361

Telecom Italia S.p.A., 5.30%, 5/30/24 (3)	900	880

Wind Acquisition Finance S.A., 3.98%, 7/15/20 (EUR) (2)(3)(6)	210	234
4.75%, 7/15/20 (3)	820	812
7.38%, 4/23/21 (3)(6)	290	286
		4,677

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 10.7% – continued

Wireline Telecommunications Services – 0.4%

Telecom Italia Capital S.A., 6.38%, 11/15/33	$100	$96
6.00%, 9/30/34	275	254

Virgin Media Finance PLC, 6.00%, 10/15/24 (3)	920	886

Virgin Media Secured Finance PLC, 5.38%, 4/15/21 (3)	180	181
		1,417
Total Foreign Issuer Bonds
(Cost $53,362)		40,251

TERM LOANS – 10.4% (2)

Advertising & Marketing – 0.3%

Acosta, Inc., Tranche B-1 Loan, 4.25%, 9/26/21	100	99

Advantage Sales & Marketing, Inc., Initial Term Loan, 4.25%, 7/23/21	99	98

Advantage Sales & Marketing, Inc., Term Loan, 7.50%, 7/25/22	790	755
		952

Aerospace & Defense – 0.1%

TransDigm, Inc., Tranche D Term Loan, 3.75%, 6/4/21	99	98

TransDigm, Inc., Tranche E Term Loan, 3.50%, 5/16/22	362	357
		455

Automobiles Manufacturing – 0.0%

FCA US LLC, Term Loan B, 3.50%, 5/24/17	114	113

Casinos & Gaming – 0.7%

Parq Holdings L.P., Closing Date Term Loan, 8.50%, 12/17/20	2,084	2,063

Parq Holdings L.P., Delayed Draw Term Loan, 8.50%, 12/17/20	426	422

Station Casinos LLC, B Term Loan, 4.25%, 3/2/20	222	222
		2,707

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
TERM LOANS – 10.4% (2) – continued

Chemicals – 0.4%

Royal Holdings, Inc., Initial Term Loan, 8.50%, 6/19/23	$1,440	$1,431

Commercial Services – 0.6%

Sterling Midco Holdings, Inc., Initial Loan, 8.75%, 6/19/23	2,310	2,287

Communications Equipment – 0.1%

Commscope, Inc., Tranche 5 Term Loan, 3.75%, 12/29/22	140	139

Riverbed Technology, Inc., Term Loan, 6.00%, 4/25/22	254	254
		393

Consumer Finance – 0.2%

First Data Corp., New 2022 Dollar Term Loan, 3.95%, 7/8/22	285	283

Walter Investment Management Corp., Tranche B Term Loan, 4.75%, 12/18/20	440	408
		691

Consumer Products – 0.0%

Spectrum Brands, Inc., USD Term Loan, 3.75%, 6/23/22	122	122
5.25%, 6/23/22	5	5
		127

Consumer Services – 0.1%

Sourcehov LLC, Term B Loan, 7.75%, 10/31/19	443	399

Containers & Packaging – 0.6%

Berlin Packaging LLC, Initial Term Loan, 9/30/22 (9)	2,000	1,949

Berry Plastics Corp., Term E Loan, 3.75%, 1/6/21	100	99

Berry Plastics Corp., Term Loan F, 9/16/22 (9)	250	249
		2,297

Entertainment Content – 0.1%

Univision Communications, Inc., 2013 Incremental Term Loan, 4.00%, 3/1/20	486	482

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
TERM LOANS – 10.4% (2) – continued

Entertainment Content – 0.1% – continued

Univision Communications, Inc., Replacement First-Lien Term Loan, 4.00%, 3/1/20	$50	$49
		531

Entertainment Resources – 0.1%

Mohegan Tribal Gaming Authority, Term B Loan, 5.50%, 6/15/18	299	297

Financial Services – 0.7%

Connolly Intermediate, Inc., Initial Term Loan, 8.00%, 5/13/22	2,655	2,642

Twin River Management Group, Inc., Closing Date Term Loan, 5.25%, 7/10/20	99	99
		2,741

Food & Beverage – 0.9%

Milk Specialties Co., Initial Term Loan, 8.25%, 11/9/18	3,217	3,197

Gaming, Lodging & Restaurants – 0.0%

Eldorado Resorts, Inc., Initial Term Loan, 4.25%, 7/25/22	155	155

Hardware – 0.3%

Linxens France S.A., Initial Term B-1 Loan, 7/31/23 (9)	960	959

Health Care Facilities & Services – 1.5%

BioScrip, Inc., Delayed Draw Term Loan, 6.50%, 7/31/20	1,092	1,018

BioScrip, Inc., Initial Term B Loan, 6.50%, 7/31/20	1,820	1,697

Jaguar Holding Co. I, Initial Term Loan, 4.25%, 8/18/22	111	110

Lanai Holdings III, Inc., Initial Term Loan, 8/28/23 (9)	1,820	1,829

Pharmedium Healthcare Corp., Initial Term Loan, 1/28/22 (9)	1,140	1,123
		5,777

Medical Equipment & Devices Manufacturing – 0.5%

Alere, Inc., B Term Loan, 4.25%, 6/20/22	75	75

DJO Finance LLC, Initial Term Loan, 4.25%, 6/8/20	100	99

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
TERM LOANS – 10.4% (2) – continued

Medical Equipment & Devices Manufacturing – 0.5% – continued

Physio-Control International, Inc., Initial Term Loan, 10.00%, 6/5/23	$1,630	$1,620
		1,794

Pharmaceuticals – 0.0%

Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, 4.00%, 4/1/22 (8)	1	–

Property & Casualty Insurance – 0.4%

Asurion LLC, Term Loan, 3/3/21 (9)	620	558
8.50%, 3/3/21	1,240	1,116
		1,674

Publishing & Broadcasting – 0.1%

Tribune Media Co., Term B Loan, 3.75%, 12/28/20	232	231

Retail – Consumer Discretionary – 0.9%

National Vision, Inc., Initial Term Loan, 6.75%, 3/11/22	3,000	2,944

PetSmart, Inc., Tranche B-1 Loan, 4.25%, 3/11/22	313	313
		3,257

Semiconductors – 0.2%

Avago Technologies Cayman Ltd., Term Loan, 3.75%, 5/6/21	308	308

Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 4.25%, 2/28/20	254	254
		562

Software & Services – 1.1%

AF Borrower LLC, Initial Term Loan, 1/30/23 (9)	30	30
10.00%, 1/30/23	2,350	2,335

Evergreen Skills Lux S.À R.L., Initial Term Loan, 9.25%, 4/28/22	2,000	1,693
		4,058

Supermarkets & Pharmacies – 0.2%

Albertson’s LLC, Term B-4 Loan, 5.50%, 8/25/21	491	491

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
TERM LOANS – 10.4% (2) – continued

Supermarkets & Pharmacies – 0.2% – continued

New Albertson’s, Inc., Term B Loan, 4.75%, 6/27/21	$329	$328
		819

Transportation & Logistics – 0.0%

OSG Bulk Ships, Inc., Initial Term Loan, 5.25%, 8/5/19	114	112

Wireless Telecommunications Services – 0.3%

LTS Buyer LLC, Term Loan, 8.00%, 4/12/21	980	964
Total Term Loans
(Cost $39,771)		38,980

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 0.1%

Automotive – 0.1%

General Motors Co.	9,283	$279

Industrial Services – 0.0%

United Rentals, Inc. *	2,047	123

Utilities – 0.0%

NextEra Energy, Inc.	960	93
Total Common Stocks
(Cost $413)		495

PREFERRED STOCKS – 0.6%

Consumer Finance – 0.4%

Ally Financial, Inc. (3)	1,564	1,569

Real Estate – 0.2%

iStar, Inc., 7.65%	850	20

iStar, Inc., 7.80%	11,500	271

iStar, Inc., 7.88%	19,875	471
		762
Total Preferred Stocks
(Cost $1,988)		2,331

CONVERTIBLE PREFERRED STOCKS – 0.7%

Exploration & Production – 0.1%

Chesapeake Energy Corp., 5.75%	644	257

Chesapeake Energy Corp., 5.75%	90	35

Chesapeake Energy Corp., 5.75% (3)	13	5
		297

	NUMBER OF SHARES	VALUE (000s)
CONVERTIBLE PREFERRED STOCKS – 0.7% – continued

Food & Beverage – 0.2%

Tyson Foods, Inc., 4.75%	11,434	$586

Metals & Mining – 0.1%

Alcoa, Inc.	13,783	460

Pharmaceuticals – 0.1%

Allergan PLC	538	508

Utilities – 0.2%

Dominion Resources, Inc., 6.13%	612	34

Dominion Resources, Inc., 6.38%	11,950	593
		627
Total Convertible Preferred Stocks
(Cost $2,922)		2,478

OTHER – 0.0%

Escrow Momentive Performance Materials, Inc. (10)	300,000	–
Total Other
(Cost $ — )		–

INVESTMENT COMPANIES – 4.5%

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (11)	17,030,638	17,031
Total Investment Companies
(Cost $17,031)		17,031

Total Investments – 99.0%
(Cost $411,589)		372,730

Other Assets less Liabilities – 1.0%		3,591
NET ASSETS – 100.0%		$376,321

(1)	Principal amount is in USD unless otherwise indicated.
(2)	Variable rate security. Rate as of September 30, 2015 is disclosed.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Board of Trustees of Northern Funds.
(4)	Security is a payment in-kind bond (PIK), unless otherwise noted in the description of the security.
(5)	Issuer has defaulted on terms of debt obligation.
(6)	Restricted security that has been deemed illiquid. At September 30, 2015, the value of these restricted illiquid securities amounted to approximately $27,632,000 or 7.3% of net assets. Additional information on each restricted illiquid security is as follows:

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
Activision Blizzard, Inc., 5.63%, 9/15/21	9/12/13-1/22/15	$779

Altice Financing S.A., 6.63%, 2/15/23	1/30/15	220

Altice Luxembourg S.A., 7.63%, 2/15/25	1/30/15	525

American Tire Distributors, Inc., 10.25%, 3/1/22	2/10/15	2,320

Argos Merger Sub, Inc., 7.13%, 3/15/23	2/18/15	635

CommScope Holding Co., Inc. (100% Cash), 6.63%, 6/1/20	12/17/14	170

ConvaTec Finance International S.A., 8.25%, 1/15/19	7/23/15	334

Dollar Tree, Inc., 5.75%, 3/1/23	2/6/15	620

Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24	10/24/14-11/17/14	310

Frontier Communications Corp., 10.50%, 9/15/22	9/11/15	180

GFL Environmental, Inc., 7.88%, 4/1/20	3/11/15	259

HRG Group, Inc., 7.75%, 1/15/22	12/14/12-5/31/14	8,142

MEG Energy Corp., 6.50%, 3/15/21	12/2/14	13

NCL Corp. Ltd., 5.25%, 11/15/19	11/5/14	420

Neptune Finco Corp., 10/15/25	9/25/15	530

Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22	3/28/14-3/24/15	757

Open Text Corp., 5.63%, 1/15/23	1/12/15	480

Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc., 8.63%, 6/1/21	7/23/15-8/3/15	167

Owens-Brockway Glass Container, Inc., 5.00%, 1/15/22	11/18/14	415

PQ Corp., 8.75%, 11/1/18	11/1/12-3/3/15	1,028

Real Alloy Holding, Inc., 10.00%, 1/15/19	12/23/14-1/12/15	2,996

Riverbed Technology, Inc., 8.88%, 3/1/23	2/27/15-3/9/15	245

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
SandRidge Energy, Inc., 8.75%, 6/1/20	5/28/15	$310

Scientific Games International, Inc., 7.00%, 1/1/22	2/20/15	206

Simmons Foods, Inc., 7.88%, 10/1/21	7/10/15-7/24/15	223

Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, 3/1/24	2/3/15-2/5/15	157

Teine Energy Ltd., 6.88%, 9/30/22	9/22/15-9/25/15	175

Unitymedia GmbH, 6.13%, 1/15/25	10/7/14	850

Univision Communications, Inc., 5.13%, 5/15/23	9/18/15	385

USG Corp., 5.50%, 3/1/25	2/17/15	175

Valeant Pharmaceuticals International, Inc., 5.88%, 5/15/23	3/13/15	1,000

Wind Acquisition Finance S.A., 3.98%, 7/15/20	6/24/14	286

Wind Acquisition Finance S.A., 7.38%, 4/23/21	2/19/15-2/20/15	300

WMG Acquisition Corp., 6.75%, 4/15/22	3/26/14-12/16/14	1,846

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 3/1/25	3/27/15-3/30/15	96

(7)	When-Issued Security. Coupon rate is not in effect at September 30, 2015.
(8)	Value rounds to less than one thousand.
(9)	Position is unsettled. Contract rate was not determined at September 30, 2015 and does not take effect until settlement date.
(10)	Level 3 asset that is worthless, bankrupt or has been delisted.
(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

*	Non-Income Producing Security

Percentages shown are based on Net Assets.

At September 30, 2015, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Bank of America	Euro	460	United States Dollar	505	10/30/15	$(9)
Bank of America	Mexican Peso	54,600	United States Dollar	3,411	10/23/15	188

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Bank of America	United States Dollar	3,232	Mexican Peso	54,600	10/23/15	$(9)
UBS	Mexican Peso	25,800	United States Dollar	1,610	10/23/15	87
UBS	United States Dollar	1,528	Mexican Peso	25,800	10/23/15	(5)

Total						$252

At September 30, 2015, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	UNREALIZED GAINS (LOSSES) (000s)
Ten Year U.S. Treasury Note	(63)	$8,110	Short	12/15	$(91)
U.S. Treasury Long Bond	(20)	3,147	Short	12/15	(53)

Total					$(144)

At September 30, 2015, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF LONG-TERM INVESTMENTS
AAA	1.0%
AA	0.1
A	1.2
BBB	1.6
BB	25.0
B	32.2
CCC or Below	31.6
Non-Rated	2.8
Cash Equivalents	4.5

Total	100.0%

* Credit quality ratings are compiled from two external rating agencies: Moody’s and Standard & Poor’s. We report the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in Standard & Poor’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in Standard & Poor’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to A-3 (exhibits adequate protection parameters). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2015, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	97.8%
All other currencies less than 5%	2.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$–	$11,068	$–	$11,068
Convertible Bonds(1)	–	5,998	–	5,998
Corporate Bonds(1)	–	254,098	–	254,098
Foreign Issuer Bonds(1)	–	40,251	–	40,251
Term Loans(1)	–	38,980	–	38,980
Common Stocks(1)	495	–	–	495
Preferred Stocks	2,331	–	–	2,331
Convertible Preferred Stocks
Exploration & Production	–	297	–	297
All Other Industries(1)	2,181	–	–	2,181
Total Convertible Preferred Stocks	2,181	297	–	2,478
Investment Companies	17,031	–	–	17,031
Total Investments	$22,038	$350,692	$–	$372,730

See Notes to the Financial Statements.

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SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued	SEPTEMBER 30, 2015 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$–	$275	$–	$275
Liabilities
Forward Foreign Currency Exchange Contracts	–	(23)	–	(23)
Futures Contracts	(144)	–	–	(144)
Total Other Financial Instruments	$(144)	$252	$–	$108

(1)	Classifications as defined in the Schedule of Investments.

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, the Fund had transfers from Level 2 to Level 1 as disclosed below:

Transfers from Level 2 to Level 1

	Value (000s)	Reason
Preferred Stocks
Consumer Finance	$1,569	Valuations at official close price.
Real Estate	270	Valuations at official close price.
Total	$1,839

See Notes to the Financial Statements.

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NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2015 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Trust offers 47 funds as of September 30, 2015, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Multi-Manager Emerging Markets Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Multi-Manager International Equity, Multi-Manager Large Cap, Multi-Manager Mid Cap, Multi-Manager Small Cap, Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust, except for the Multi-Manager Global Listed Infrastructure and Multi-Manager Emerging Markets Debt Opportunity Funds, which are non-diversified portfolios. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”) is a subsidiary of The Northern Trust Company (“Northern Trust”). NTI serves as the investment adviser for each of the Funds. Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or “U.S. GAAP.” The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3.00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVES CONTRACTS Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities and term loans, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker-provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund, but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur

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NOTES TO THE FINANCIAL STATEMENTS continued

particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of the Funds’ Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and Fund Administration and NTI’s Compliance and Risk Management groups. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of the security. In making its determination, the Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the company; the cost of the investment; information as to any transaction or offers with respect to the security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect the security’s valuation to determine the continued appropriateness of the security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of the fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing of fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, in anticipation of the purchase of securities and for liquidity management purposes. The Multi-Manager Emerging Markets Debt Opportunity Fund may also use these investments for non-hedging purposes in order to seek exposure to certain countries or currencies. When used as a hedge, a Fund will sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund will do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund will purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund will utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses, on closed futures contracts, in Net realized gains (losses) on futures contracts and any unrealized gains or losses, on open futures contracts, in Net change in unrealized appreciation (depreciation) on futures contracts.

The contract position and investment strategy utilized during the six months ended September 30, 2015, was as follows:

	CONTRACT POSITION	INVESTMENT STRATEGY
Multi-Manager Global Listed Infrastructure	Long	Liquidity
Multi-Manager International Equity	Long	Liquidity
Multi-Manager Large Cap	Long	Liquidity
Multi-Manager Mid Cap	Long	Liquidity
Multi-Manager Small Cap	Long	Liquidity
Multi-Manager High Yield Opportunity	Long and Short	Hedging/Liquidity

At September 30, 2015, the aggregate fair value of securities pledged to cover margin requirements for open positions for the Multi-Manager Global Listed Infrastructure, Multi-Manager International Equity, Multi-Manager Large Cap, Multi-Manager Mid Cap and Multi-Manager Small Cap was approximately $1,540,000, $5,460,000, $945,000, $2,085,000 and $245,000, respectively. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at

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SEPTEMBER 30, 2015 (UNAUDITED)

3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments from original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts, or forward currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date. The Multi-Manager Emerging Markets Debt Opportunity Fund may enter into forward foreign currency contracts for hedging purposes and to seek exposure to certain currencies. Each of the other Funds may enter into these contracts for hedging purposes, in anticipation of the purchase of securities and for liquidity management purposes, but not for speculative purposes or to seek to enhance total return. The Funds may also enter into forward currency exchange contracts to help reduce risks and volatility caused by changes in foreign currency exchange rates. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in Net realized gains (losses) on foreign currency transactions in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. A Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency contracts are not required to make markets in the currencies they trade, and these markets can experience periods of illiquidity. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

E) CREDIT DEFAULT SWAP AGREEMENTS The Multi-Manager Emerging Markets Debt Opportunity Fund may invest in credit default swap agreements for hedging purposes or to gain exposure to certain countries or currencies. The Fund enters into credit default swap agreements either as a buyer or seller of protection. The buyer of protection in a swap agreement is the party that makes a periodic stream of payments to the counterparty based on the fixed rate of the agreement to the party that is the seller of protection. In exchange for the fixed rate payments received, the seller of protection agrees to provide credit protection to the buyer in the form of payment should a credit default event on the referenced obligation occur. In the event of a credit default event, as defined under the terms of each particular swap agreement, if the Fund is the seller of protection, the Fund will either a) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation or underlying securities comprising the referenced index or b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit default event should occur, the Fund will either a) receive from the seller of protection in the swap agreement an amount equal to the notional amount of the swap agreement and deliver the referenced obligation or underlying securities comprising the referenced index or b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit default event should occur, the maximum potential amount of future payments the seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the swap.

The implied credit spreads are disclosed in the Schedule of Investments for those agreements for which the Fund is the protection seller, if any, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for each swap. The wider the credit spread, the greater the likelihood or risk of default or other credit event occurring for the referenced entity. Events or circumstances that would require the seller to perform under the derivative are credit events as defined under the terms of that particular swap agreement, such as bankruptcy, cross acceleration, failure to pay, repudiation and restructuring.

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MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

The resulting values for credit default agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default agreement should the notional amount of the swap agreement be closed/sold as of the period end. When compared to the notional amount of the swap, decreasing market values for credit default swaps sold and, conversely, increasing market values for credit default swaps purchased, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

When entering into a credit default swap agreement as a buyer of protection, the Fund may pay an upfront premium to enter into the agreement. When selling protection, the Fund may receive this upfront premium paid from the buyer. During the term of the credit default swap agreement, the discounted value of the estimated stream of fixed rate payments from buyer to seller yet to be made is recorded as unrealized gain or loss on credit default swap agreements, with any interest payments already having been made being recognized as realized gain or loss on credit default swap agreements. This treatment will occur until the credit default swap is sold or reaches its expiration. Any upfront payments made or received upon entering into a credit default swap agreement are treated as part of the cost and are reflected as part of the unrealized gain (loss) on valuation. Upon termination of the swap agreement, the amount included in the cost is reversed and becomes part of the realized gain (loss) on credit default swap agreements.

Counterparty credit risk may arise as a result of the failure of the swap counterparty to comply with the terms of the swap agreement. Additionally, risks may arise with respect to the underlying issuer of the referenced security. Therefore, the sub-adviser, considers the creditworthiness of each underlying issuer of the referenced security in addition to the creditworthiness of the counterparty. In addition, the sub-advisers of the Multi-Manager Emerging Markets Debt Opportunity Fund may use different counterparties to minimize credit risk and limit the exposure to any individual counterparty. As stipulated in each swap agreement, collateral may be posted between the Fund and its counterparties to mitigate credit risk. For credit default swap transactions that were outstanding as of September 30, 2015, no collateral had been posted by either the Multi-Manager Emerging Markets Debt Opportunity Fund or any counterparty. During the six months ended September 30, 2015, the Multi-Manager Emerging Markets Debt Opportunity Fund entered into credit default swap agreements for hedging purposes. Further information on the impact of these positions on the Fund’s financial statements can be found in Note 10.

F) INTEREST RATE SWAP AGREEMENTS The Multi-Manager Emerging Markets Debt Opportunity Fund may invest in interest rate swap agreements for hedging purposes or to gain exposure to certain countries or currencies. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals at agreed upon fixed rates or at rates based upon, or calculated by, reference to changes in specified prices or interest rates for a specified notional amount.

Interest payments earned or charged under the terms of the interest rate swap agreements are recorded as realized gain (loss) on interest rate swap agreements. The swap interest receivable or payable as of the fiscal year end, if any, is included as unrealized gains and losses on interest rate swap agreements on the Statements of Assets and Liabilities. Unrealized gains and losses on interest rate swap agreements, if any, are included in the Statements of Assets and Liabilities of the Multi-Manager Emerging Markets Debt Opportunity Fund, with corresponding changes in unrealized gains or losses included in the Statements of Operations. The cost of interest rate swap agreements is increased by upfront fees paid upon entering into the agreement. The proceeds received from interest rate swap agreements sold are decreased by the upfront fees received.

Risks may arise as a result of the failure of the counterparty to the interest rate swap agreement to comply with the terms of the agreement. The loss incurred by the failure of counterparty is generally limited to the swap interest payment to be received by the Fund and/or the termination value at the end of the agreement. Therefore, the sub-adviser considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. In addition, the sub-adviser may use different counterparties to minimize credit risk and limit the exposure to any individual counterparty. As stipulated in each interest rate swap agreement, collateral may be posted between the Fund and its counterparties to mitigate credit risk. For interest rate swap transactions that were outstanding as of September 30, 2015, no collateral had been posted by either the Multi-Manager Emerging Markets Debt Opportunity Fund or any counterparty. During the six months ended September 30, 2015, the Multi-Manager Emerging Markets Debt Opportunity Fund entered into interest rate swap agreements to gain country exposure. Further information on the impact of these positions on the Fund’s financial statements can be found in Note 10.

G) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to the Fund until settlement takes place. At the time the Fund enters into this type of transaction, it is required to segregate collateral of cash or other

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SEPTEMBER 30, 2015 (UNAUDITED)

liquid assets having a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitment. When-issued securities at September 30, 2015, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

H) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until the fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

I) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

J) REDEMPTION FEES The Multi-Manager Emerging Markets Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Multi-Manager International Equity, Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds each charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Funds and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds, or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Funds’ prospectuses.

Redemption fees were approximately $1,000 for the six months ended September 30, 2015, for the Multi-Manager Emerging Markets Equity Fund. Redemption fees were less than $1,000 for the six months ended September 30, 2015, for the Multi-Manager High Yield Opportunity Fund. There were no redemption fees for the six months ended September 30, 2015, for the Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Multi-Manager International Equity and Multi-Manager Emerging Markets Debt Opportunity Funds. Redemption fees were approximately approximately $2,000 and $1,000 for the fiscal year ended March 31, 2015, for the Multi-Manager Emerging Markets Equity and Multi-Manager High Yield Opportunity Funds, respectively. Redemption fees were less than $1,000 for the fiscal year ended March 31, 2015, for the Multi-Manager Global Real Estate and Multi-Manager International Equity Funds, respectively. There were no redemption fees for the fiscal year or period ended March 31, 2015, for the Multi-Manager Global Listed Infrastructure and Multi-Manager Emerging Markets Debt Opportunity Funds. These amounts are included in Payments for Shares Redeemed in Note 8 – Capital Share Transactions. The impact from redemption fees paid to each Fund was less than $0.001 per share.

K) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY
Multi-Manager Emerging Markets Equity	Annually
Multi-Manager Global Listed Infrastructure	Quarterly
Multi-Manager Global Real Estate	Quarterly
Multi-Manager International Equity	Annually
Multi-Manager Large Cap	Quarterly
Multi-Manager Mid Cap	Annually
Multi-Manager Small Cap	Annually
Multi-Manager Emerging Markets Debt Opportunity	Quarterly
Multi-Manager High Yield Opportunity	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax

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MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to paydowns, net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends received from investments in REITs, recharacterization of distributions received from investments in Master Limited Partnerships (“MLPs”), expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the NAVs per share of the Funds. At March 31, 2015, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK
Multi-Manager Emerging Markets Equity	$(827)	$827	$ —
Multi-Manager Global Listed Infrastructure	562	(562)	—
Multi-Manager Global Real Estate	10,081	(10,081)	—
Multi-Manager International Equity	2,931	(2,931)	—
Multi-Manager Mid Cap	72	(4,025)	3,953
Multi-Manager Small Cap	752	(752)	—
Multi-Manager Emerging Markets Debt Opportunity	(6,332)	6,376	(44)
Multi-Manager High Yield Opportunity	803	(803)	—

L) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2014, through the fiscal year ended March 31, 2015, the following Funds incurred net capital losses and/or late year ordinary losses which each Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands
Multi-Manager Emerging Markets Equity	$33,737
Multi-Manager International Equity	18,045
Multi-Manager Small Cap	2,845
Multi-Manger Emerging Markets Debt Opportunity	9,011
Multi-Manager High Yield Opportunity	2,501

The following Funds have elected to defer net capital losses and/or net currency losses incurred from November 1, 2014 through November 30, 2014, the Funds’ last tax year end, as having arisen on the first day of the following tax year:

Amounts in thousands
Multi-Manager Global Listed Infrastructure	$7,772
Multi-Manager Global Real Estate	170

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012, for the Multi-Manager Global Listed Infrastructure Fund, for the period ended March 31, 2013 and for the Multi-Manager Emerging Markets Debt Opportunity Fund, for the period ended March 31, 2014. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 or taxable year or period ended November 30, 2012, as applicable can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 or taxable year or period ended November 30, 2012, as applicable with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 or taxable year or period ended November 30, 2012, as applicable without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

At March 31, 2015, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

Amounts in thousands	MARCH 31, 2017	MARCH 31, 2018
Multi-Manager International Equity	$ —	$115,015

The Funds in the above table may offset future capital gains with these capital loss carryforwards until the capital loss carryforwards expire.

MULTI-MANAGER FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

At March 31, 2015, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Multi-Manager Emerging Markets Equity	$13,586	$17,875	$110,757
Multi-Manager International Equity	10,654	—	212,352
Multi-Manager Large Cap	1,176	50,982	135,710
Multi-Manager Mid Cap	479	43,604	213,527
Multi-Manager Small Cap	—	22,445	68,961
Multi-Manager Emerging Markets Debt Opportunity	—	—	(4,004)
Multi-Manager High Yield Opportunity	1,769	2,481	(12,260)

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax components of undistributed net ordinary income, net long-term capital gains and unrealized gains (losses) at November 30, 2014, the Funds’ last tax year end, were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Multi-Manager Global Listed Infrastructure	$20,193	$37,361	$102,081
Multi-Manager Global Real Estate	6,009	90,991	124,916

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year or period ended March 31, 2015, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Multi-Manager Emerging Markets Equity	$17,000	$ —
Multi-Manager International Equity	44,959	—
Multi-Manager Large Cap	11,413	81,240
Multi-Manager Mid Cap	21,375	112,222
Multi-Manager Small Cap	9,091	54,423
Multi-Manager Emerging Markets Debt Opportunity	5,999	—
Multi-Manager High Yield Opportunity	35,412	7,859

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2014, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Multi-Manager Emerging Markets Equity	$24,600	$ —
Multi-Manager International Equity	32,100	—
Multi-Manager Large Cap	8,351	83,281
Multi-Manager Mid Cap	21,351	126,944
Multi-Manager Small Cap	7,283	54,288
Multi-Manager Emerging Markets Debt Opportunity	714	—
Multi-Manager High Yield Opportunity	48,323	13,759

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the Multi-Manager Global Listed Infrastructure Fund’s tax year ended November 30, 2014 and November 30, 2013 and Multi-Manager Global Real Estate Fund’s tax years ended November 30, 2014 and November 30, 2013 was designated for the purpose of the dividends paid deductions as follows:

	NOVEMBER 30, 2014 AND NOVEMBER 30, 2013 DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Multi-Manager Global Listed Infrastructure (2014)	$26,085	$1,434
Multi-Manager Global Listed Infrastructure (2013)	7,807	—
Multi-Manager Global Real Estate (2014)	35,342	79,385
Multi-Manager Global Real Estate (2013)	30,889	41,377

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The Multi-Manager Global Listed Infrastructure Fund and the Multi-Manager Global Real Estate Fund have a tax year end of November 30th. Therefore, the tax character of distributions paid for the period December 1, 2014 through March 31, 2015 will be determined at the end of its tax year.

As of March 31, 2015 no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The

NORTHERN FUNDS SEMIANNUAL REPORT	89	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Funds’ federal tax returns, except for the Multi-Manager Global Listed Infrastructure and the Multi-Manager Global Real Estate Funds, filed for the fiscal years ended March 31, 2012 through March 31, 2014 remain subject to examination by the Internal Revenue Service. The Multi-Manager Global Listed Infrastructure Fund’s and the Multi-Manager Global Real Estate Fund’s federal tax returns for the tax years ended November 30, 2012 through November 30, 2014 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense on the Statements of Operations.

M) OTHER RISKS Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

The Multi-Manager Global Listed Infrastructure Fund invests in MLPs. The benefits derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs held by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investments in such MLPs would be materially reduced, causing a decline in the value of the common stock. The Fund must include its allocable share of an MLP’s taxable income in its reportable taxable income, whether or not it receives a distribution in cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to shareholders.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2015.

Service Plan expenses are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2015.

4. BANK BORROWINGS

The Trust has entered into a $250,000,000 senior unsecured revolving credit facility on November 24, 2014, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.08 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations. The Credit Facility expires on November 23, 2015.

At a meeting held on November 18-19, 2015, the Board approved an agreement with Citibank, N.A. that replaced the Credit Facility (the “New Credit Facility”). The New Credit Facility is in the amount of $250,000,000. The interest rate charged under the New Credit Facility is the sum of (x) the Federal Funds Rate plus (y) if one month LIBOR on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (z) 1.00% per annum. In addition, there is an annual commitment fee of 0.10 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 23, 2015 and will expire on November 21, 2016, unless renewed.

At September 30, 2015, the Funds did not have any outstanding loans.

When utilized, the average dollar amounts of the borrowings and the weighted average interest rates for the six months ended September 30, 2015, on these borrowings were:

Amounts in thousands	DOLLAR AMOUNT	RATE
Multi-Manager Emerging Markets Equity	$13,800	1.20%
Multi-Manager Global Real Estate	600	1.18%
Multi-Manager Small Cap	850	1.19%
Multi-Manager Emerging Markets Debt Opportunity	5,783	1.20%
Multi-Manager High Yield Opportunity	34,017	1.19%

No other Fund had any borrowings or incurred any interest expense during the six months ended September 30, 2015.

MULTI-MANAGER FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2015, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the table below.

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION
Multi-Manager Emerging Markets Equity	1.30%	1.261%	1.223%	1.35%
Multi-Manager Global Listed Infrastructure	0.90%	0.873%	0.847%	1.00%
Multi-Manager Global Real Estate	1.05%	1.019%	0.988%	1.10%
Multi-Manager International Equity	1.15%	1.116%	1.083%	1.20%
Multi-Manager Large Cap	0.88%	0.854%	0.828%	0.90%
Multi-Manager Mid Cap	0.98%	0.951%	0.922%	1.00%
Multi-Manager Small Cap	1.08%	1.048%	1.017%	1.10%

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION
Multi-Manager Emerging Markets Debt Opportunity	0.85%	0.825%	0.80%	0.93%
Multi-Manager High Yield Opportunity	0.85%	0.825%	0.80%	0.90%

The contractual reimbursement arrangements described above are expected to continue until at least July 31, 2016. The contractual reimbursement arrangements will continue automatically for periods of one year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

Pursuant to the Management Agreement with the Trust, NTI is responsible for performing and overseeing investment management services to the Funds. In addition to selecting the overall investment strategies of the Funds, NTI oversees and monitors the selection and performance of Sub-Advisers and allocates resources among the Sub-Advisers. The Sub-Advisers manage each Fund’s investment portfolio pursuant to Sub-Advisory Agreements with NTI. NTI manages the cash portion of each Fund as well as the emerging market investments of the Multi-Manager International Equity Fund.

As of September 30, 2015, Axiom International Investors LLC, Oaktree Capital Management, L.P., PanAgora Asset Management, Inc., Pzena Investment Management, LLC, and Westwood Global Investments, LLC are the Sub-Advisers for the Multi-Manager Emerging Markets Equity Fund.

As of September 30, 2015, Brookfield Investment Management Inc. and Lazard Asset Management LLC are the Sub-Advisers for the Multi-Manager Global Listed Infrastructure Fund.

As of September 30, 2015, Brookfield Investment Management Inc. and Delaware Investments Fund Advisers are the Sub-Advisers for the Multi-Manager Global Real Estate Fund.

As of September 30, 2015, Altrinsic Global Advisors, LLC, EARNEST Partners, LLC, NFJ Investment Group LLC, William Blair Investment Management, LLC (formerly William Blair & Company, L.L.C.) and WCM Investment Management are the Sub-Advisers for the Multi-Manager International Equity Fund.

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MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

As of September 30, 2015, Delaware Investments Fund Advisers, Huber Capital Management, LLC, Jennison Associates LLC and WestEnd Advisors, LLC are the Sub-Advisers for the Multi-Manager Large Cap Fund.

As of September 30, 2015, Geneva Capital Management Ltd., LSV Asset Management and Vaughan Nelson Investment Management L.P. are the Sub-Advisers for the Multi-Manager Mid Cap Fund.

As of September 30, 2015, Cardinal Capital Management L.L.C., Denver Investment Advisors LLC, Hotchkis and Wiley Capital Management LLC, Riverbridge Partners, LLC and Summit Creek Advisors, LLC are the Sub-Advisers for the Multi-Manager Small Cap Fund.

As of September 30, 2015, BlueBay Asset Management LLP and Lazard Asset Management LLC are the Sub-Advisers for the Multi-Manager Emerging Markets Debt Opportunity Fund.

As of September 30, 2015, DDJ Capital Management, LLC, Loomis, Sayles & Company, L.P., and Neuberger Berman Fixed Income LLC are the Sub-Advisers for Multi-Manager High Yield Opportunity Fund.

NTI is responsible for payment of sub-advisory fees to these sub-advisers.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets for each of the Funds.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for Multi-Manager Funds’ Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund currently invests uninvested cash in the Diversified Assets Portfolio (the “Portfolio”), a series of Northern Institutional Funds, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission. The exemptive order requires the Funds’ Board, including a majority of the independent Trustees, to consider and evaluate the advisory fees and services provided to the Funds by NTI as a result of uninvested cash being invested in the Portfolio. Each Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the Portfolio pays to NTI and/or its affiliates. Currently, the Total Annual Portfolio Operating Expenses After Expense Reimbursement as reflected in the Portfolio’s prospectus, which includes, management, transfer agent and custody fees, payable to NTI and/or its affiliates on any assets invested in the Diversified Assets Portfolio is 0.35 percent of average daily net assets. However, pursuant to the exemptive order, to the extent of any duplicative advisory fees and services, NTI will reimburse each Fund for a portion of the management fees attributable to advisory services otherwise payable by the Fund on any assets invested in the Portfolio. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

MULTI-MANAGER FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2015, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

Amounts in thousands	PURCHASES		SALES
	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Multi-Manager Emerging Markets Equity	$ —	$239,108	$ —	$465,495
Multi-Manager Global Listed Infrastructure	—	281,575	—	370,749
Multi-Manager Global Real Estate	—	301,814	—	375,350
Multi-Manager International Equity	—	1,147,659	—	1,179,837
Multi-Manager Large Cap	—	40,747	—	124,456
Multi-Manager Mid Cap	—	602,415	—	697,319
Multi-Manager Small Cap	—	47,758	—	114,664
Multi-Manager Emerging Markets Debt Opportunity	—	255,871	—	282,406
Multi-Manager High Yield Opportunity	1,629	263,392	6,025	425,260

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in REIT’s and PFIC’s.

At September 30, 2015, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Multi-Manager Emerging Markets Equity	$126,883	$(215,640)	$(88,757)	$968,557
Multi-Manager Global Listed Infrastructure	45,108	(110,404)	(65,296)	1,262,980
Multi-Manager Global Real Estate	42,756	(38,498)	4,258	609,654
Multi-Manager International Equity	131,239	(192,828)	(61,589)	1,717,627
Multi-Manager Large Cap	105,944	(25,987)	79,957	320,874
Multi-Manager Mid Cap	148,710	(23,538)	125,172	522,383
Multi-Manager Small Cap	38,267	(18,717)	19,550	190,320
Multi-Manager Emerging Markets Debt Opportunity	437	(9,171)	(8,734)	79,812
Multi-Manager High Yield Opportunity	6,573	(46,822)	(40,249)	412,979

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MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2015 were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Multi-Manager Emerging Markets Equity	5,057	$84,357	—	$—	(19,020)	$(325,551)	(13,963)	$(241,194)
Multi-Manager Global Listed Infrastructure	7,451	88,810	355	4,263	(15,143)	(181,841)	(7,337)	(88,768)
Multi-Manager Global Real Estate	3,378	53,186	47	726	(8,558)	(135,298)	(5,133)	(81,386)
Multi-Manager International Equity	22,514	218,214	—	—	(24,140)	(250,716)	(1,626)	(32,502)
Multi-Manager Large Cap	955	8,745	25	227	(10,212)	(95,260)	(9,232)	(86,288)
Multi-Manager Mid Cap	1,462	18,421			(8,840)	(113,531)	(7,378)	(95,110)
Multi-Manager Small Cap	442	4,338	—	—	(7,347)	(72,893)	(6,905)	(68,555)
Multi-Manager Emerging Markets Debt Opportunity	1,032	9,328	33	299	(3,696)	(31,712)	(2,631)	(22,085)
Multi-Manager High Yield Opportunity	4,659	45,933	194	1,944	(17,201)	(170,611)	(12,348)	(122,734)

Transactions in capital shares for the fiscal year or period ended March 31, 2015, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Multi-Manager Emerging Markets Equity	10,516	$200,441	106	$1,887	(44,371)	$(831,379)	(33,749)	$(629,051)
Multi-Manager Global Listed Infrastructure	40,978	533,572	4,226	52,008	(18,445)	(233,588)	26,759	351,992
Multi-Manager Global Real Estate	4,229	73,299	4,795	76,668	(16,318)	(278,206)	(7,294)	(128,239)
Multi-Manager International Equity	32,698	340,632	179	1,813	(110,644)	(1,178,094)	(77,767)	(835,649)
Multi-Manager Large Cap	9,051	89,011	8,484	77,657	(27,116)	(265,430)	(9,581)	(98,762)
Multi-Manager Mid Cap	10,063	134,036	8,772	108,861	(24,391)	(327,862)	(5,556)	(84,965)
Multi-Manager Small Cap	4,234	44,806	5,502	53,146	(13,392)	(142,231)	(3,656)	(44,279)
Multi-Manager Emerging Markets Debt Opportunity	6,382	63,906	339	3,235	(5,081)	(47,756)	1,640	19,385
Multi-Manager High Yield Opportunity	24,244	253,990	1,627	16,547	(41,220)	(428,646)	(15,349)	(158,109)

MULTI-MANAGER FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2015, were as follows:

Amounts in thousands	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD
Multi-Manager Emerging Markets Equity	Northern Institutional Funds — Diversified Assets Portfolio	$30,772	$443,304	$459,425	$—	$—	$1	$14,651
Multi-Manager Global Listed Infrastructure	Northern Institutional Funds — Diversified Assets Portfolio	45,527	297,923	302,971	—	—	2	40,479
Multi-Manager Global Real Estate	Northern Institutional Funds — Diversified Assets Portfolio	34,714	258,583	281,818	—	—	1	11,479
Multi-Manager International Equity	Northern Institutional Funds — Diversified Assets Portfolio	63,359	1,049,560	1,031,193	—	—	4	81,726
Multi-Manager Large Cap	Northern Institutional Funds — Diversified Assets Portfolio	11,705	192,630	195,931	—	—	1	8,404
Multi-Manager Mid Cap	Northern Institutional Funds — Diversified Assets Portfolio	23,147	182,377	182,705	—	—	1	22,819
Multi-Manager Small Cap	Northern Institutional Funds — Diversified Assets Portfolio	11,797	95,050	100,174	—	—	1	6,673
Multi-Manager Emerging Markets Debt Opportunity	Northern Institutional Funds — Diversified Assets Portfolio	7,037	66,864	67,963	—	—	—	5,938
Multi-Manager High Yield Opportunity	Northern Institutional Funds — Diversified Assets Portfolio	16,286	267,673	266,928	—	—	1	17,031

10. DERIVATIVE INSTRUMENTS

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2015:

		ASSETS			LIABILITIES
Amounts in thousands	CONTRACT TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE		STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Multi-Manager Emerging Markets Equity	Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	$1		Unrealized loss on forward foreign currency exchange contracts	$(3)
Multi-Manager Global Listed Infrastructure	Equity contracts	Net Assets-Net unrealized appreciation	30	*	Net Assets-Net unrealized depreciation	(18	)*
Multi-Manager International Equity	Equity contracts	Net Assets-Net unrealized appreciation	—		Net Assets-Net unrealized depreciation	(143	)*
Multi-Manager Large Cap	Equity contracts	Net Assets-Net unrealized appreciation	—		Net Assets-Net unrealized depreciation	(55	)*
Multi-Manager Mid Cap	Equity contracts	Net Assets-Net unrealized appreciation	—		Net Assets-Net unrealized depreciation	(206	)*

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MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

		ASSETS		LIABILITIES
Amounts in thousands	CONTRACT TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Multi-Manager Small Cap	Equity contracts	Net Assets-Net unrealized appreciation	$—	Net Assets-Net unrealized depreciation	$(3)*
Multi-Manager Emerging Markets Debt Opportunity	Foreign exchange contracts	Unrealized gain of forward foreign currency exchange contracts	383	Unrealized loss on forward foreign currency exchange contracts	(431)
	Interest rate contracts	Net Assets-Net unrealized appreciation	111	Net Assets-Net unrealized depreciation	(78)
Multi-Manager High Yield Opportunity	Equity contracts	Net Assets-Net unrealized appreciation	—	Net Assets-Net unrealized depreciation	(144)*
	Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	275	Unrealized loss on forward foreign currency exchange contracts	(23)

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Fund may be delayed or limited. In addition, the netting agreements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

As of September 30, 2015, gross amounts of assets and liabilities for forward foreign exchange and interest rate swap contracts not offset in the Statements of Assets and Liabilities, related collateral and net amounts after taking into account netting agreements, by counterparty, are as follows:

		GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY		FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT
Multi-Manager Emerging Markets Equity	Citibank	$1	$—	$—	$1
Multi-Manager Emerging Markets Debt Opportunity	Barclays	2	—	—	2
	BNP	487	(487)	—	—
	Standard Chartered	5	(3)	—	2
Multi-Manager High Yield Opportunity	Bank of America	188	(18)	—	170
	UBS	87	(5)	—	82
	Total	$770	$(513)	$—	$257

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MULTI-MANAGER FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

		GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY		FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT
Multi-Manager Emerging Markets Equity	UBS	$(3)	$—	$—	$(3)
Multi-Manager Emerging Markets Debt Opportunity	BNP	(506)	487	—	(19)
	Standard Chartered	(3)	3	—	—
Multi-Manager High Yield Opportunity	Bank of America	(18)	18	—	—
	UBS	(5)	5	—	—
	Total	$(535)	$513	$—	$(22)

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2015:

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Multi-Manager Emerging Markets Equity	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	$26
Multi-Manager Global Listed Infrastructure	Equity contracts	Net realized gains (losses) on futures contracts	(737)
Multi-Manager International Equity	Equity contracts	Net realized gains (losses) on futures contracts	(4,861)
Multi-Manager Large Cap	Equity contracts	Net realized gains (losses) on futures contracts	(366)
Multi-Manager Mid Cap	Equity contracts	Net realized gains (losses) on futures contracts	(345)
Multi-Manager Small Cap	Equity contracts	Net realized gains (losses) on futures contracts	(208)
Multi-Manager Emerging Markets Debt Opportunity	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	152
	Credit contracts	Net realized gains (losses) on credit default swap agreements	(7)
Multi-Manager High Yield Opportunity	Equity contracts	Net realized gains (losses) on futures contracts	114
	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	211

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Multi-Manager Global Listed Infrastructure	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$94
Multi-Manager International Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(386)
Multi-Manager Large Cap	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(69)
Multi-Manager Mid Cap	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(597)
Multi-Manager Small Cap	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(103)
Multi-Manager Emerging Markets Debt Opportunity	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency translations	(48)
	Interest rate contracts	Net change in unrealized appreciation (depreciation) on interest rate swap agreements	33
Multi-Manager High Yield Opportunity	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency translations	96

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MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Volume of derivative activity for the six months ended September 30, 2015*:

	FORWARD FOREIGN EXCHANGE CONTRACTS		FUTURES CONTRACTS		CREDIT DEFAULT SWAP CONTRACTS		INTEREST RATE SWAP CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT***	NUMBER OF TRADES	AVERAGE COST OF AMOUNT***
Multi-Manager Emerging Markets Equity	581	$293	—	$ —	—	$ —	—	$ —
Multi-Manager Global Listed Infrastructure	—	—	91	1,792	—	—	—	—
Multi-Manager International Equity	—	—	31	11,054	—	—	—	—
Multi-Manager Large Cap	—	—	22	4,007	—	—	—	—
Multi-Manager Mid Cap	—	—	14	7,295	—	—	—	—
Multi-Manager Small Cap	—	—	22	2,422	—	—	—	—
Multi-Manager Emerging Markets Debt Opportunity	381	198	—	—	4	985	3	1,607
Multi-Manager High Yield Opportunity	15	1,649	9	2,398	—	—	—	—

*	Activity during the period is measured by number of trades during the period and average notional amount for forward foreign currency exchange and futures equity and interest rate contracts.

**	Amounts in thousands.

11. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

12. LEGAL PROCEEDINGS

In December 2007, the Multi-Manager Mid Cap Fund (the “Fund”), as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits, based on fraudulent transfer claims, seeking to recover, or clawback, proceeds received by shareholders, including the Fund, in the December 2007 merger.

The first action, Edward S. Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1, et al. (the “Creditor Action”), was initiated on October 22, 2010 and is now pending in the U.S. Bankruptcy Court for the Southern District of New York. On January 14, 2014, the U.S. Bankruptcy Court issued a decision and order dismissing (a) the intentional fraudulent transfer claim as to all defendants (without prejudice), (b) the constructive fraudulent transfer claim as to all conduits and non-beneficial owners of Lyondell stock (with prejudice), and (c) the secured lender deficiency claims that had been assigned to the LB Creditor Trust. The Court, however, rejected the remaining arguments in the motions to dismiss.

The second action, Edward S. Weisfelner, as trustee of the LB Litigation Trust v. A Holmes & H Holmes TTEE, et al. (the “Litigation Action”), was initiated as a putative defendant class action on December 23, 2010, in the U.S. Bankruptcy Court for the Southern District of New York. The Fund, while not expressly named, is included in the definition of the putative class of defendants. A claim for intentional fraudulent transfer under federal law (i.e., the U.S. Bankruptcy Code) is the only remaining claim in this action. On February 4, 2014, the Court stated that the decision and order issued in the Creditor Action on January 14, 2014 was deemed to apply in the Litigation Action.

The LB Creditor Trust and LB Litigation Trust subsequently amended their complaints. The defendants have filed motions to dismiss the amended complaints, but no decisions have been rendered on these motions.

Both the Creditor and Litigation Actions attempt to recover the proceeds paid out to the holders of Lyondell shares at the time of the 2007 merger. The value of the proceeds received by the Fund was approximately $2,179,000. The Fund cannot predict the outcome of these proceedings, but an adverse decision could have a material impact on the Fund’s net asset value. The Fund intends to vigorously defend these actions.

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MULTI-MANAGER FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

In 2007, the Fund was also a shareholder of the Tribune Company (“Tribune”). In December of 2007, as a part of a leveraged buy-out transaction (the “LBO”), Tribune was converted from a public company to a privately-held company. Tribune later filed for bankruptcy.

On December 7, 2010, Northern Funds was named as a defendant and a putative member of the proposed defendant class of shareholders named in an adversary proceeding (the “Committee Action”) brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune’s bankruptcy proceeding. On June 2, 2011, a second suit was initiated by certain creditors of Tribune in the Delaware Superior Court with respect to claims related to the LBO (Niese et al. v. A.G. Edwards, Inc. et al.), in which Northern Funds was named as a defendant. The indenture trustees, on behalf of certain noteholders of Tribune, filed a third suit and named Northern Funds as a defendant on June 2, 2011 in the U.S. District Court for the Northern District of Illinois (Deutsche Bank Trust Co. et al. v. Ohlson Enterprises et al.). Each of these cases, along with others brought by the indenture trustees and other individual creditors, has now been consolidated into a Multi-District Litigation proceeding, pending in the Southern District of New York (the “District Court”). The cases attempt to “clawback” the proceeds paid out in connection with the LBO. The Tribune bankruptcy plan was confirmed by the U.S. Bankruptcy Court on July 23, 2012, and became effective on December 31, 2012.

The defendants filed motions to dismiss, some of which have been granted by the District Court but have been appealed by the plaintiffs, and some of which have yet to be ruled on by the District Court.

The value of the proceeds received by the Multi-Manager Mid Cap Fund in the LBO was approximately $813,000. The Fund cannot predict the outcome of these proceedings, but an adverse decision could have a material impact on the Fund’s net asset value. The Fund intends to vigorously defend these actions.

13. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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MULTI-MANAGER FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Multi-Manager Emerging Markets Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Multi-Manager International Equity, Multi-Manager Emerging Markets Debt Opportunity, and Multi-Manager High Yield Opportunity Funds; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2015 through September 30, 2015.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled 4/1/15 - 9/30/15 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market funds investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (as described on page 87), if any, in the Multi-Manager Emerging Markets Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Multi-Manager International Equity, Multi-Manager Emerging Markets Debt Opportunity, and Multi-Manager High Yield Opportunity Funds. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (as described on page 92), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

MULTI-MANAGER EMERGING MARKETS EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	1.35%	$1,000.00	$840.00	$6.23
Hypothetical**	1.35%	$1,000.00	$1,018.30	$6.83

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	1.00%	$1,000.00	$930.00	$4.84
Hypothetical**	1.00%	$1,000.00	$1,020.05	$5.06

MULTI-MANAGER GLOBAL REAL ESTATE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	1.10%	$1,000.00	$924.70	$5.31
Hypothetical**	1.10%	$1,000.00	$1,019.55	$5.57

MULTI-MANAGER INTERNATIONAL EQUITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	1.20%	$1,000.00	$883.10	$5.66
Hypothetical**	1.20%	$1,000.00	$1,019.05	$6.07

MULTI-MANAGER LARGE CAP

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.90%	$1,000.00	$941.50	$4.38
Hypothetical**	0.90%	$1,000.00	$1,020.56	$4.56

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MULTI-MANAGER FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

MULTI-MANAGER MID CAP

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	1.00%	$1,000.00	$903.50	$4.77
Hypothetical**	1.00%	$1,000.00	$1,020.05	$5.06

MULTI-MANAGER SMALL CAP

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	1.10%	$1,000.00	$907.60	$5.26
Hypothetical**	1.10%	$1,000.00	$1,019.55	$5.57

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.94%	$1,000.00	$920.30	$4.53
Hypothetical**	0.94%	$1,000.00	$1,020.36	$4.76

MULTI-MANAGER HIGH YIELD OPPORTUNITY

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.90%	$1,000.00	$948.30	$4.40
Hypothetical**	0.90%	$1,000.00	$1,020.56	$4.56

*	Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2015. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Funds’ actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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MULTI-MANAGER FUNDS

APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS

The Board of Trustees (the “Trustees”) of the Multi-Manager Funds oversees the management of the Multi-Manager Funds, and reviews the investment performance and expenses of the investment funds covered by this Report at regularly scheduled meetings held during the Multi-Manager Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue: (i) the Trust’s management agreement (the “Management Agreement”) for the Multi-Manager Funds with Northern Trust Investments, Inc. (“Northern”); and (ii) the sub-advisory agreements among Northern and the Sub-Advisers to the Multi-Manager Funds.

Advisory Agreement Approval

The Management Agreement was re-approved with respect to all of the Multi-Manager Funds by the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) voting separately, at an in-person meeting held on May 20-21, 2015 (the “Annual Contract Meeting”).

In advance of the Annual Contract Meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Northern. The Trustees received written materials and verbal presentations in preparation for their consideration of the Management Agreement. The Trustees also received written and verbal reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Management Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Multi-Manager Funds. The Trustees noted that the evaluation process with respect to Northern is an ongoing one. In this regard, the Trustees received materials and information relating to Northern’s investment management services both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Multi-Manager Funds in comparison to other mutual funds and benchmark indices; (ii) general investment outlooks in the markets in which the Multi-Manager Funds invest; (iii) compliance reports; (iv) information about Northern’s and its affiliates’ risk management processes and cyber-security program; (v) fees charged to and expenses borne by the Multi-Manager Funds; (vi) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vii) the qualifications of Northern and its affiliates to provide services to the Multi-Manager Funds; (viii) policies adopted by Northern regarding compliance with the exemptive order applicable to the Multi-Manager Funds, including supervision and monitoring of the sub-advisers; and (ix) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Multi-Manager Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual management fees and the total expenses (after reimbursements) borne by the Multi-Manager Funds in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the management fees charged to the Multi-Manager Funds compared to the management fees charged by Northern to Northern’s other comparable accounts; (v) Northern’s staffing for the Multi-Manager Funds and the experience of the portfolio managers and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Multi-Manager Funds; (viii) the fees paid by the Multi-Manager Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Multi-Manager Funds. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Multi-Manager Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern. The Trustees took into account, in evaluating whether to continue and approve the Management Agreement for the Multi-Manager Funds, that Northern engages sub-advisers, subject to the Trustees’ approval,

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SEPTEMBER 30, 2015 (UNAUDITED)

to manage the investment of the net assets of the Multi-Manager Funds. They also considered that Northern provided overall investment management services to the Multi-Manager Funds, including managing the day-to-day operations of the Multi-Manager Funds, and also has the ultimate responsibility to oversee the sub-advisers, and to recommend their hiring, termination and replacement, subject to the Trustees’ approval. The Trustees discussed that Northern is also responsible for selecting each Multi-Manager Fund’s investment strategies; allocating and reallocating assets among the sub-advisers consistent with each Multi-Manager Fund’s investment objective and strategies; monitoring and evaluating sub-adviser performance; compensating the sub-advisers; and implementing and monitoring the sub-advisers’ compliance with the applicable Multi-Manager Fund’s investment objectives, policies and restrictions. The Trustees noted that Northern manages the cash portion of each Multi-Manager Fund in addition to providing these services.

The Board considered that Northern selects the sub-advisers to manage the Multi-Manager Funds on the basis of both qualitative and quantitative analyses that assess a number of factors. Northern then allocates a portion of the assets of each Multi-Manager Fund to a sub-adviser selected through this process on the basis of a particular strategy assigned to it, with the goal that the investment styles of the sub-advisers for each Multi-Manager Fund are complementary. Therefore, the sub-advisers are chosen not only based on their performance but for their anticipated investment synergy with the other sub-advisers managing assets of the same Multi-Manager Fund. The Trustees also considered that the prospectuses for the Multi-Manager Funds disclose Northern’s role in selecting the sub-advisers and that shareholders may consider this factor in determining whether to invest in a Multi-Manager Fund. Finally, the Trustees also considered that, at the time of the Annual Contract Meeting, Northern supervised 28 sub-advisers.

The Trustees considered both the investment advisory services, and the administrative and other non-advisory services that are provided to the Multi-Manager Funds by Northern and its affiliates. These services include acting as the Multi-Manager Funds’ administrator and sub-administrator, custodian, foreign custodian and transfer agent; and providing other services necessary for the operation of the Multi-Manager Funds. It was noted that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern. The Trustees considered the quality of Northern’s communications with and services to shareholders and the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Multi-Manager Funds.

The Trustees believed that Northern had made significant commitments to address regulatory compliance requirements applicable to the Multi-Manager Funds. In this regard, the Trustees noted that Northern’s staff conducted thorough and ongoing operational and compliance due diligence on prospective and existing sub-advisers. The Trustees also took into account Northern’s expertise in managing multi-manager strategies and its investments in the multi-manager business. The Trustees also considered the strength of Northern’s and its affiliates’ risk management processes. The Trustees also received information regarding the cyber-security program of Northern and its affiliates. They considered Northern’s enhancements to technology during the year including enhancements to cyber-security controls, and those planned for the coming year. The Trustees also reviewed the compliance and administrative services provided to the Multi-Manager Funds by Northern, including its oversight of the Multi-Manager Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from Northern regarding the Multi-Manager Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the high quality of Northern’s compliance oversight program with respect to all of the Multi-Manager Funds’ service providers, including the sub-advisers, and the continued active involvement of internal audit in reviewing operations related to the Multi-Manager Funds. They also noted enhancements made to the compliance and due diligence teams during the year to enhance their effectiveness and resources. The Trustees also took into account that the scope of services provided by Northern, and of the undertakings required of Northern in connection with those services, including maintaining and monitoring their own and the Multi-Manager Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior personnel. They also considered the consistency of Northern personnel and management’s approach regarding the sub-advisers. The Trustees believed that Northern’s and its affiliates’ strong financial position and stability and willingness to support the Multi-Manager Funds was a benefit to the Multi-Manager Funds. The Trustees concluded that Northern was both able to commit, and had committed, substantial financial and other resources to the operations of the Multi-Manager Funds and was able to continue to provide quality services to the Multi-Manager Funds.

Performance

The Trustees considered the investment performance of the Multi-Manager Funds. They first considered whether the Multi-Manager Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. For Multi-Manager Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and since inception, as well as performance for the most recent quarter and year-to-date. This information included

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APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS continued

comparisons, prepared by Lipper, to similarly managed, unaffiliated, Securities and Exchange Commission (“SEC”) registered funds. The Trustees were provided with a description of the methodology Lipper used to determine the similarity of the Multi-Manager Funds with the funds included in their respective peer performance universes and expense peer groups and universes. The Trustees also reviewed the Multi-Manager Funds’ investment performance relative to each Multi-Manager Fund’s performance benchmark index.

Among other performance data considered, the Trustees took into account that the Multi-Manager Emerging Markets Equity Fund underperformed its Lipper performance universe average for the one-year period and outperformed for the three- and five-year periods ended January 31, 2015; and that the Multi-Manager Mid Cap Fund underperformed its Lipper performance universe average for the one- and three-year periods and outperformed for the five-year period. The Trustees also noted that the Multi-Manager Small Cap Fund underperformed its Lipper peer universe average for the one- and five-year periods and outperformed for the three-year period; and that the Multi-Manager High Yield Opportunity Fund outperformed for the one- and three-year periods and underperformed for the five-year period. The Trustees also considered that each of the other Multi-Manager Funds underperformed its respective Lipper performance universe average for the one-, three- and five-year periods, as applicable. The Trustees also considered that all of the Multi-Manager Funds underperformed their respective benchmarks for the one-, three- and five-year periods ended March 31, 2015, with the exception of the Multi-Manager Emerging Markets Equity Fund, which underperformed against its benchmark for the one-year period and outperformed for the three- and five-year periods.

The Trustees took into account management’s discussion of the Multi-Manager Funds’ performance, including the factors that contributed to each Multi-Manager Fund’s performance relative to its peers, as well as any actions taken to attempt to improve performance of any underperforming Multi-Manager Funds. They also took into account management’s explanations for the performance rakings and comparisons. They considered Northern’s continual monitoring of sub-advisers during the period, which included multiple due diligence on site visits and meetings. The Trustees noted that Northern had monitored closely the performance of the sub-advisers throughout the year and had proposed to replace sub-advisers who were not performing as expected. The Trustees believed that the regular, in-depth performance reviews requested by the Trustees with respect to specific Multi-Manager Funds and provided by Northern assisted them in evaluating performance issues with respect to those Funds. In this regard, the Trustees placed more emphasis on more recent performance for the Multi-Manager Global Real Estate Fund and the Multi-Manager International Equity Fund, which were subject to recent in-depth performance reviews. The Trustees noted the improved more recent performance of the Multi-Manager International Equity and Multi-Manager Large Cap Funds. The Trustees also took into account that the Multi-Manager Global Listed Infrastructure and Multi-Manager Emerging Markets Debt Opportunity Funds recently commenced operations and as a result had only limited performance history. The Trustees also reviewed the actions taken to address the performance of the Multi-Manager Global Real Estate Fund, including the replacement of two of the Funds’ sub-advisers in 2014. The Trustees also noted the plans to address the performance of the Multi-Manager Large Cap, Multi-Manager Mid Cap and Multi-Manager International Equity Funds. The Trustees, based on their review of performance, concluded that Northern was devoting appropriate resources to improving the Multi-Manager Funds’ performance and/or correcting underperformance.

Fee Rates, Costs of Services and Profitability

The Trustees considered the Multi-Manager Funds’ contractual management fee rates and net management fees paid by the Funds after taking into account any expense reimbursements; the Multi-Manager Funds’ total operating expense ratios; Northern’s contractual expense reimbursements to continue expense reimbursements for at least one year with respect to the Multi-Manager Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Multi-Manager Funds. The Trustees also considered that, for those Multi-Manager Funds that were sweeping uninvested cash into a Northern affiliated money market fund, Northern was in each case rebating back to the investing Multi-Manager Fund all of the advisory fees of the applicable money market fund. The Trustees also took into account that Northern had reduced its management fees on several of the Multi-Manager Funds over the past three years in order to reduce shareholder expenses. The Trustees also noted certain other actions taken by Northern over the years to reduce the Multi-Manager Funds’ expenses, including a reduction in the transfer agency fee and elimination of the fund accounting fee for the Funds, as a part of the restructuring of advisory and administrative fees in 2014.

The Trustees reviewed information on the fee rates paid by the Multi-Manager Funds under the Management Agreement and the Multi-Manager Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Lipper. In comparing the Multi-Manager Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. The Trustees considered that the Lipper information showed that the total expense ratios after reimbursement of expenses for each of the Multi-Manager Funds (except for the

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SEPTEMBER 30, 2015 (UNAUDITED)

Multi-Manager Emerging Markets Debt Opportunity Fund) were below their Lipper peer objective medians, although contractual and actual management fees were above their respective Lipper peer group medians with the exception of the Multi-Manager Global Listed Infrastructure Fund’s contractual management fee, which was at the median of its Lipper expense group. With respect to the Multi-Manager Emerging Markets Debt Opportunity Fund, the Trustees took into account management’s discussion of the category in which the Fund was placed by Lipper and the differences of the Multi-Manager Fund from the other funds in its peer group. The Trustees considered Northern’s discussion of the Multi-Manager Funds’ expenses, including the advisory fee structure and the amount retained by Northern after payment of sub-advisory fees and the services provided by Northern under the Management Agreement and in supervising the sub-advisers. The Trustees also took into account that each of the Multi-Manager Funds utilizes multiple sub-advisers. The Trustees also evaluated information on the advisory fee rates charged by Northern to similarly managed, privately offered accounts for Funds other than the Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate and Multi-Manager Emerging Markets Debt Opportunity Funds. It was discussed that Northern did not manage privately offered accounts similarly managed to these Multi-Manager Funds. The Trustees discussed with Northern the differences among these accounts and the applicable Multi-Manager Funds and Northern’s explanations for these differences, including differences related to regulations, compliance, board and committee support provided by Northern to the Multi-Manager Funds and other differences in operation among those Multi-Manager Funds and the private accounts. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. All of the foregoing comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Multi-Manager Funds.

In addition, the Trustees considered the current assets in the Multi-Manager Funds, and the net management fees at those levels after Northern’s payment of the sub-advisory fees; information provided by Northern relating to the cost of services to be provided by it and their affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall basis and both before and after distribution and certain non-distribution costs, such as shareholder servicing fees. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Multi-Manager Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. In addition to considering actual profitability information, the Trustees also considered pro-forma profitability information for the prior year that reflected the change in management fee structure. The Trustees also noted that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent of the Multi-Manager Funds. The Trustees also considered that Northern pays the Multi-Manager Funds’ sub-administration fees from its management fee. It was also noted that Northern had presented quarterly profitability reports to the Board on a Fund-by-Fund basis as well as reports showing the expected impact on profitability by the termination and/or addition of proposed sub-advisers, as required by the Multi-Manager Funds’ exemptive order. The Trustees also looked at Northern’s profitability on both a historical and projected basis, and they reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. As noted above, the Trustees considered the advisory/sub-advisory fee structure and the services provided by Northern under the Management Agreement. The Trustees also considered Northern’s fee waivers and expense reimbursements during the year to maintain the Multi-Manager Funds’ expense ratios at or below the Lipper peer group median. The Trustees also took into account the high quality of the services received by the Multi-Manager Funds from Northern, as well as the type of funds. The Trustees also considered the reduction in the transfer agency fee paid to the Funds’ transfer agent, an affiliate of Northern, as well as the elimination of the fund accounting fee for the Multi-Manager Funds. The Trustees also considered that Northern should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Multi-Manager Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees reviewed information on whether Northern was likely to pass benefits from their economies of scale to shareholders. In this regard, the Trustees considered Northern’s view that the Multi-Manager Funds were sharing in economies of scale through the level at which the Multi-Manager Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Multi-Manager Funds to specific levels. In addition, the Trustees considered that the Multi-Manager Funds’ advisory fees were subject to breakpoints, thus ensuring that as the Multi-Manager Funds’ assets grew, shareholders would receive reduced fee rates. The Trustees noted that the Multi-Manager International Equity, Multi-Manager Emerging Markets Equity and Multi-Manager Global Listed Infrastructure Funds had reached the specified asset levels at which one or more breakpoints on their management fees are triggered. The Trustees also considered the expense reimbursements made by Northern in the past year and that the

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APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS continued

total expense ratios after reimbursement of expenses of all of the Multi-Manager Funds were at or below the median of their respective expense peer groups. The Trustees determined that the Multi-Manager Funds’ current management fee structure was reasonable.

Other Benefits

The Trustees considered other benefits derived by Northern and its affiliates as a result of their relationship with the Multi-Manager Funds. Those benefits included fees received by Northern’s affiliates for transfer agency, custodial, and sub-administrative functions. The Trustees also considered that many of the Multi-Manager Funds’ shareholders were likely to have other client relationships with The Northern Trust Company. In addition, the Trustees considered that the scale of the Multi-Manager Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients. The Trustees also considered that the sub-advisory fees are based on all of the sub-advisers’ assets under management with Northern and not just the applicable Multi-Manager Fund’s assets managed by the Sub-Adviser. The Trustees took into account that Northern benefits financially from this provision and could continue to benefit in the future.

All of the foregoing information assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Multi-Manager Funds. After deliberation, the Trustees concluded that the investment advisory fees paid by the Multi-Manager Funds were reasonable in light of the services provided by Northern, its costs and projected profitability and that the Management Agreement should be re-approved.

Sub-Advisory Agreement Approval

The Trustees, including a majority of the Independent Trustees voting separately, also considered and reapproved the sub-advisory agreements with the existing sub-advisers (the “Existing Sub-Advisers”) for the Multi-Manager Funds at the Annual Contract Meeting. The Trustees, including the Independent Trustees voting separately, also considered and approved during the Annual Contract Meeting, a new sub-advisory agreement between Northern and WestEnd Advisors, LLC (“WestEnd”) with respect to the Multi-Manager Large Cap Fund (the “New WestEnd Sub-Advisory Agreement”) as a result of a pending change of control of the Sub-Adviser in connection with the redemption of the ownership interests of two of the firm’s owners. It was noted that the New WestEnd Sub-Advisory Agreement had the same terms as the current sub-advisory agreement with WestEnd that was in effect and considered and renewed during the Annual Contract Meeting, except that the New WestEnd Sub-Advisory Agreement would take effect upon the change of control of WestEnd , which was anticipated to occur in June 2015. The sub-advisory agreement in effect between Northern and WestEnd and that was approved at the Annual Contract Meeting would terminate under the 1940 Act upon the WestEnd change in control. The Trustees, including the Independent Trustees voting separately, also considered and approved, at a meeting on August 19-20, 2015, two new sub-advisers. Vaughan Nelson (“Vaughan Nelson”) was proposed as a sub-adviser to the Multi-Manager Mid Cap Fund and WCM Investment Management (“WCM”) was proposed as a sub-adviser to the Multi-Manager International Equity Fund. Vaughan Nelson and WCM are referred to below as “New Sub-Advisers.” The Existing Sub-Advisers and the New Sub-Advisers are referred to below together as “Sub-Advisers.”

The Trustees reviewed information and written materials from Northern and the Sub-Advisers regarding: (i) the nature and quality of the investment advisory services to be provided by the Sub-Advisers, including the experience and qualifications of the personnel providing such services; (ii) the Sub-Advisers’ financial conditions, history of operations and ownership structures; (iii) the Sub-Advisers’ brokerage and soft dollar practices; (iv) the Sub-Advisers’ investment strategies and styles of investing; (v) the performance history of the Existing Sub-Advisers with respect to the applicable Fund and the performance history of the New Sub-Advisers with respect to accounts or funds managed similarly to the Multi-Manager Funds for which they were being engaged and hypothetical performance information and portfolio attributes; (vi) a summary of each sub-adviser’s risk management and cyber-security programs and each Sub-Adviser’s compliance policies and procedures (including their codes of ethics) and the Trust’s Chief Compliance Officer’s evaluations of such policies and procedures, as well as the Sub-Adviser’s regulatory history; (vii) the Sub-Advisers’ conflicts of interest in managing the Multi-Manager Funds, including the sub-advisers financial or business relationships with Northern; and (viii) the terms of the existing and proposed sub-advisory agreements. The Trustees also considered Northern’s discussion of the reasons that it anticipated that the New Sub-Advisers may improve the performance of the applicable Multi-Manager Fund. The Trustees also reviewed Northern’s proprietary method for allocating assets among the various Sub-Advisers and the proposed allocation of assets among the New Sub-Advisers and the Existing Sub-Advisers to the applicable Multi-Manager Fund, as well as the current allocations of assets among the Sub-Advisers.

In evaluating the existing and proposed sub-advisory agreements, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. However, the Trustees relied upon the recommendations and performance evaluations of Northern with respect to each of the Sub-Advisers.

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MULTI-MANAGER FUNDS

SEPTEMBER 30, 2015 (UNAUDITED)

Nature, Extent and Quality of Services

The Trustees considered the information and evaluations provided by Northern with respect to each Sub-Adviser’s operations, qualifications and experience in managing the type of strategies for which the Sub-Adviser was engaged, or proposed to be engaged, in connection with a Multi-Manager Fund. The Trustees also reviewed the Chief Compliance Officer’s evaluation of each Sub-Adviser’s compliance program, noting that the CCO believed these programs to be satisfactory. With respect to WestEnd, it was noted that management had represented that the upcoming change in control of the sub-adviser was not anticipated to have any material impact on the Sub-Adviser’s services to the Fund, and that WestEnd’s compliance program, investment program, processes, systems and policies and procedures would not materially change as a result of the change in control. The Trustees concluded that each Sub-Adviser had provided, and/or was able to provide, quality services to the Multi-Manager Funds, although they noted that certain of the Sub-Advisers were being closely monitored due to performance issues and that if such Sub-Advisors performance did not improve, they would be subject to termination and replacement.

Fees, Expenses and Performance

With respect to the sub-advisory fees, the Trustees considered that the Sub-Advisers were each paid by Northern out of its advisory fees and not by the Multi-Manager Funds. The Trustees also believed, based on Northern’s representations, that each sub-advisory agreement had been negotiated at arms’-length among Northern and each Sub-Adviser. With respect to the New WestEnd Sub-Advisory Agreement, the Trustees noted that the sub-advisory fee would be the same under the New WestEnd Sub-Advisory Agreement as under the current sub-advisory agreement with WestEnd. The Trustees also considered comparisons of the New Sub-Advisers’ fees at various asset levels of the Multi-Manager Funds and in relation to other Sub-Advisers to the Multi-Manager Funds. The Trustees also compared the Sub-Advisers’ fees in relation to their other similar institutional accounts, as applicable. Finally, the Trustees also considered Northern’s representations that the fees to be paid to the Sub-Advisers were reasonable in light of the existing and anticipated quality of the services to be performed by them.

The Trustees also considered the projected profitability to Northern of the applicable Multi-Manager Fund before and after the addition of Vaughan Nelson and WCM. These comparisons showed no material changes to Northern’s profitability. It was noted that Northern had also presented quarterly profitability reports to the Board on a Fund-by-Fund basis, as required by the Multi-Manager Funds’ exemptive order. The Trustees did not consider the Sub-Advisers’ projected profitability as they did not consider it to be particularly relevant because Northern would be paying the Sub-Advisers out of its advisory fees. The Trustees therefore believed that Northern has an incentive to negotiate the lowest possible sub-advisory fees.

The Trustees considered and evaluated the performance information presented with respect to each Sub-Adviser and Northern’s evaluation of Sub-Adviser performance. This information was compared to performance information with respect to each Fund’s applicable benchmark. It was noted that each Sub-Adviser had a different style, and that these styles would underperform in various markets. With respect to the New Sub-Advisers, the Trustees reviewed reports prepared by Northern showing the hypothetical performance of the applicable Multi-Manager Fund over various time periods if the New Sub-Advisers had been managing the applicable Multi-Manager Fund along with the Existing Sub-Advisers to the Multi-Manager Fund, in addition to each New Sub-Adviser’s actual performance record in the strategy for which it was engaged. This information was compared to performance information with respect to the Multi-Manager Mid Cap and Multi-Manager International Equity Fund’s respective benchmarks. With respect to WestEnd, the Trustees noted that there was no anticipated change in the personnel responsible for the day-to-day management of the portion of the assets of the Multi-Manager Large Cap Fund sub-advised by WestEnd resulting from the change in control of the Sub-Adviser. It was noted that each New Sub-Adviser had a different style than the other sub-advisers to the applicable Fund and that their style would underperform in certain markets. The Trustees concluded, based upon the information provided, that most of the Sub-Advisers’ performance records were generally satisfactory and where there had been Sub-adviser underperformance, Northern was closely monitoring the Sub-adviser and/or had taken action to address such underperformance.

Economies of Scale

The Trustees considered information prepared by Northern that showed that the levels of aggregate sub-advisory fee rates decreased as the Multi-Manager Funds’ assets increased. However, the Trustees generally considered economies of scale with respect to the Funds primarily at the advisory level given that Northern pays the Sub-Advisers out of its advisory fees. See discussion of economies of scale above. It was noted by the Trustees that most of the Sub-Advisers had breakpoints incorporated into their sub-advisory fee structures.

Other Benefits

The Trustees considered other benefits derived or to be derived by certain of the Sub-Advisers as a result of their relationship with the Multi-Manager Funds. These benefits included in certain cases research and other benefits in connection with brokerage commissions paid by the Multi-Manager Funds and, in some

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cases, affiliated brokerage commissions received on Multi-Manager Fund brokerage transactions. The Trustees noted that they had received regular reports from the Trust’s CCO with respect to the quality of each Sub-Adviser’s trade execution on behalf of the Funds. The Trustees also considered the other relationships that certain of the Sub-Advisers had with Northern, including sub-advisory or custodial relationships.

Based on the Trustees’ deliberations and the recommendations by Northern, the Trustees concluded that the fees paid, or to be paid, to the Sub-Advisers on a Fund-by-Fund basis were reasonable in light of the services provided, or to be provided, by each of them and that the sub-advisory agreements should be re-approved, and approved in the case of the New Sub-Advisers and the New WestEnd Sub-Advisory Agreement.

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FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at www.northernfunds.com or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

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GLOBAL TACTICAL ASSET ALLOCATION FUND

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

6	SCHEDULE OF INVESTMENTS

6	GLOBAL TACTICAL ASSET ALLOCATION FUND
Ticker Symbol: BBALX

8	NOTES TO THE FINANCIAL STATEMENTS

15	FUND EXPENSES

16	APPROVAL OF MANAGEMENT AGREEMENT

20	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Global Tactical Asset Allocation Fund shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Global Tactical Asset Allocation Fund prospectus, which contains complete information about Northern Global Tactical Asset Allocation Fund’s investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

The recent volatility in the stock market has produced short-term returns that are not typical and may not continue in the future. Because of ongoing market volatility, the Northern Global Tactical Asset Allocation Fund’s performance may be subject to substantial short-term changes.

This report contains certain forward-looking statements about factors that may affect the performance of the Northern Global Tactical Asset Allocation Fund in the future. These statements are based on Northern Global Tactical Asset Allocation Fund management’s predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Global Tactical Asset Allocation Fund management strategies from those currently expected to be employed.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2015 (UNAUDITED)

Amounts in thousands, except per share data	GLOBAL TACTICAL ASSET ALLOCATION FUND
ASSETS:
Investments in affiliates, at value	$72,576
Dividend income receivable	18
Receivable for fund shares sold	8
Receivable from investment adviser	2
Unrealized gain on forward foreign currency exchange contracts	78
Prepaid and other assets	13
Total Assets	72,695
LIABILITIES:
Unrealized loss on forward foreign currency exchange contracts	1
Payable for fund shares redeemed	10
Payable to affiliates:
Management fees	3
Custody fees	2
Shareholder servicing fees	2
Trustee fees	3
Accrued other liabilities	32
Total Liabilities	53
Net Assets	$72,642
ANALYSIS OF NET ASSETS:
Capital stock	$72,821
Accumulated undistributed net investment income	295
Accumulated undistributed net realized gain	500
Net unrealized depreciation	(974)
Net Assets	$72,642
Shares Outstanding ($.0001 par value, unlimited shares authorized):	6,378
Net Asset Value, Redemption and Offering Price Per Share:	$11.39
Investments in affiliates, at cost	$73,627

See Notes to the Financial Statements.

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GLOBAL TACTICAL ASSET ALLOCATION FUND

STATEMENT OF OPERATIONS	SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED)

Amounts in thousands	GLOBAL TACTICAL ASSET ALLOCATION FUND
INVESTMENT INCOME:
Dividend income from investments in affiliates	$1,012
Total Investment Income	1,012
EXPENSES:
Management fees	90
Custody fees	12
Transfer agent fees	6
Blue sky fees	11
SEC fees	1
Printing fees	22
Professional fees	17
Shareholder servicing fees	6
Trustee fees	5
Other	7
Total Expenses	177
Less expenses reimbursed by investment adviser	(75)
Net Expenses	102
Net Investment Income	910
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized losses on investments in affiliates	(154)
Net realized gain on foreign currency transactions	28
Net change in unrealized depreciation on investments in affiliates	(5,273)
Net change in unrealized appreciation on foreign currency translations	77
Net Losses	(5,322)
Net Decrease in Net Assets Resulting from Operations	$(4,412)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2015 (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2015

	GLOBAL TACTICAL ASSET ALLOCATION FUND
Amounts in thousands	Sept. 30, 2015	March 31, 2015
OPERATIONS:
Net investment income	$910	$1,594
Net realized gains (losses)	(126)	4,898
Net change in unrealized depreciation	(5,196)	(4,366)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,412)	2,126
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions	(1,477)	(2,392)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,477)	(2,392)
DISTRIBUTIONS PAID:
From net investment income	(814)	(1,406)
From net realized gains	–	(574)
Total Distributions Paid	(814)	(1,980)
Total Decrease in Net Assets	(6,703)	(2,246)
NET ASSETS:
Beginning of period	79,345	81,591
End of period	$72,642	$79,345
Accumulated Undistributed Net Investment Income	$295	$199

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION FUND	4	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS

GLOBAL TACTICAL ASSET ALLOCATION FUND *					SHARES/CLASS A SHARES
Selected per share data	SIX MONTHS ENDED SEPT. 30, 2015 (UNAUDITED)		FISCAL YEAR ENDED MARCH 31, 2015		FISCAL YEAR ENDED MARCH 31, 2014		FISCAL YEAR ENDED MARCH 31, 2013		FOUR MONTHS ENDED MARCH 31, 2012		FISCAL YEAR ENDED NOV. 30, 2011		FISCAL YEAR ENDED NOV. 30, 2010(1)
Net Asset Value, Beginning of Period	$12.20		$12.20		$11.40		$10.61		$9.97		$9.80		$9.33
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15		0.24		0.20		0.21		0.10		0.24	(2)	0.23
Net realized and unrealized gains (losses)	(0.83)		0.06		0.81		0.79		0.63		0.19		0.47
Total from Investment Operations	(0.68)		0.30		1.01		1.00		0.73		0.43		0.70
LESS DISTRIBUTIONS PAID:
From net investment income	(0.13	)(3)	(0.21)		(0.21)		(0.21)		(0.09)		(0.26)		(0.23)
From net realized gains	–		(0.09)		–		–		–		–		–
Total Distributions Paid	(0.13)		(0.30)		(0.21)		(0.21)		(0.09)		(0.26)		(0.23)
Net Asset Value, End of Period	$11.39		$12.20		$12.20		$11.40		$10.61		$9.97		$9.80
Total Return (4)	(5.65)%		2.51%		8.96%		9.60%		7.42%		4.37%		7.66%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$72,642		$79,345		$81,591		$64,037		$35,194		$26,373		$13,518
Ratio to average net assets of: (5)
Expenses, net of waivers, reimbursements and credits (6)	0.26	%(7)	0.26	%(7)	0.25	%(7)	0.25	%(7)	0.26	%(7)	0.25	%(7)	0.25%
Expenses, before waivers, reimbursements and credits (6)	0.45%		0.53%		0.75%		0.91%		1.01%		1.50%		1.03%
Net investment income, net of waivers, reimbursements and credits	2.32	%(7)	1.95	%(7)	1.79	%(7)	2.02	%(7)	3.12	%(7)	2.58	%(2)(7)	2.49%
Net investment income, before waivers, reimbursements and credits	2.13%		1.68%		1.29%		1.36%		2.37%		1.33	%(2)	1.71%
Portfolio Turnover Rate	10.78%		51.55%		23.95%		73.25%		14.46%		76.63%		87.17%

(1)	Net investment income for the fiscal year ended was calculated using the average shares outstanding method.
(2)	The net investment income per share and net investment income ratios include a one-time voluntary contribution of approximately $36,000 relating to shareholder servicing fees earned by Northern Trust, which represents 0.22 percent of average net assets and $0.02 of net investment income per share for the fiscal year ended November 30, 2011.
(3)	Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
(4)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Expense ratios reflect only the direct expenses of the Fund and not any expenses associated with the underlying funds.
(7)	The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, which represent less than 0.005 percent of average net assets for the six months ended September 30, 2015, the fiscal years ended March 31, 2015, 2014, and 2013, the four months ended March 31, 2012 and the fiscal year ended November 30, 2011, respectively. Absent the additional reimbursement, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.
*	As of the close of business August 1, 2011, the assets and liabilities of the Global Tactical Asset Allocation Portfolio (the “Predecessor Fund”), an investment portfolio of the Northern Institutional Funds, were transferred to the Fund pursuant to a plan of reorganization approved by the Predecessor Fund’s Board of Trustees on February 17, 2011 (the “Reorganization”). Prior to the Reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund and therefore information for the periods prior to and including August 1, 2011 relates to the Predecessor Fund.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	GLOBAL TACTICAL ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%

HealthSouth Corp., Exp. 12/31/49, Strike $41.40	117	$–
Total Warrants
(Cost $– )		–

	NUMBER OF SHARES	VALUE (000s)
FUND ALLOCATION – INVESTMENT COMPANIES – 99.9%

FlexShares iBoxx 5-Year Target Duration TIPS Index Fund (1)	120,087	$2,957

FlexShares International Quality Dividend Index Fund (1)	330,011	7,036

FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund (1)	65,307	3,564

FlexShares Morningstar Emerging Markets Factor Tilt Index Fund (1)	51,770	2,176

FlexShares Morningstar Global Upstream Natural Resources Index Fund (1)	29,708	698

FlexShares Morningstar U.S. Market Factor Tilt Index Fund (1)	131,902	10,666

FlexShares Quality Dividend Index Fund (1)	320,611	10,705

FlexShares STOXX Global Broad Infrastructure Index Fund (1)	53,238	2,183

Northern Funds – Bond Index Fund (1)	1,937,074	20,649

Northern Funds – Global Real Estate Index Fund (1)	240,444	2,234

Northern Funds – High Yield Fixed Income Fund (1)	1,398,987	9,317

Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (1)	391,400	391
Total Investment Companies
(Cost $73,627)		72,576

Total Investments – 99.9%
(Cost $73,627)		72,576

Other Assets less Liabilities – 0.1%		66
NET ASSETS – 100.0%		$72,642

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Funds, Northern Institutional Funds and FlexShares Trust.

NF – Northern Funds

NIF – Northern Institutional Funds

TIPS –Treasury Inflation Protected Securities

Percentages shown are based on Net Assets.

At September 30, 2015, the asset class weightings for the Fund were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity	14.7%	FlexShares Morningstar U.S. Market Factor Tilt Index Fund
Non U.S. Equity – Developed	4.9	FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund
Non U.S. Equity – Emerging	3.0	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund
Global Real Estate	3.1	NF Global Real Estate Index Fund
U.S. Bonds – High Yield	12.8	NF High Yield Fixed Income Fund
U.S. Bonds – Intermediate	28.5	NF Bond Index Fund
U.S. Bonds – Inflation Protected	4.1	FlexShares iBoxx 5-Year Target Duration TIPS Index Fund
International Quality Dividend	9.7	FlexShares International Quality Dividend Index Fund
Quality Dividend	14.7	FlexShares Quality Dividend Index Fund
Global Infrastructure	3.0	FlexShares STOXX Global Broad Infrastructure Index Fund
Global Natural Resources	1.0	FlexShares Morningstar Global Upstream Natural Resources Index Fund
Cash	0.5	NIF Diversified Assets Portfolio

Total	100.0%

At September 30, 2015, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED GAINS (LOSSES) (000s)
Citibank	British Pound	1,435	United States Dollar	2,209	12/16/15	$39
Citibank	Japanese Yen	243,812	United States Dollar	2,034	12/16/15	(1)
Morgan Stanley	Canadian Dollar	1,226	United States Dollar	925	12/16/15	6
Morgan Stanley	Euro	2,482	United States Dollar	2,811	12/16/15	33

Total						$77

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION FUND	6	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2015 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy as of September 30, 2015:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investment Companies	$72,576	$–	$–	$72,576

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$–	$78	$–	$78
Liabilities
Forward Foreign Currency Exchange Contracts	–	(1)	–	(1)
Total Other Financial Instruments	$–	$77	$–	$77

The Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on March 31, 2015.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 47 funds as of September 30, 2015, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Global Tactical Asset Allocation Fund (the “Fund”) is a separate, diversified investment portfolio of the Trust. The Fund seeks to provide long-term capital appreciation and current income by investing primarily in shares of a combination of underlying mutual funds and exchange-traded funds (“ETFs”) for which Northern Trust Investments, Inc. (“NTI”), the Fund’s investment adviser, or an affiliate of NTI acts as investment adviser. The Fund also may invest in other unaffiliated mutual funds and ETFs (together with affiliated underlying funds and ETFs, the “Underlying Funds”) and other securities and investments not issued by mutual funds.

NTI is a subsidiary of The Northern Trust Company (“Northern Trust”). Northern Trust serves as the custodian and transfer agent for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”), or “U.S. GAAP.” The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price.

The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time.

Shares of open-end investment companies, other than ETFs, are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Fund’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by the Fund if an event occurs after the publication of fair values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by the Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

Northern Trust’s Pricing Unit (the “NT Pricing Unit”) is responsible for supplying a value for each portfolio security used in the NAV computations. Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Fund’s Board. NTI has established a pricing and valuation committee (the “Asset Management PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and Fund Administration and NTI’s Compliance and Risk Management groups. The Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

The Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Asset Management PVC considers factors that it

GLOBAL TACTICAL ASSET ALLOCATION FUND	8	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

SEPTEMBER 30, 2015 (UNAUDITED)

deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI will continue to monitor markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The results of such back testing of fair valued securities are reported quarterly to the Valuation Committee of the Board.

The use of fair valuation involves the risk that the values used by the Fund to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund is authorized to enter into forward foreign currency exchange contracts, or forward currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date. The Fund and certain of the Underlying Funds may enter into these contracts for hedging purposes and to help against risks and volatility caused by fluctuation in foreign currency exchange rates. Certain of the Underlying Funds may also enter into forward foreign currency exchange contracts as a cross-hedge transaction or for speculative purposes. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statement of Operations. A Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in Net realized gains (losses) on foreign currency transactions in the Statement of Operations.

Forward foreign currency exchange contracts are privately negotiated transactions, and can have substantial price volatility. As a result, these contracts offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, forward foreign currency exchange contracts tend to limit any potential gain that may be realized if the value of the Fund’s or an Underlying Fund’s foreign holdings increase because of currency fluctuations. When used for speculative purposes, the contracts may result in additional losses that are not otherwise related to the changes in value of the securities held by an Underlying Fund. The Fund bears the market risk from changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. Further information on the impact of these positions on the Fund’s financial statements can be found in Note 10.

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedule of Investments represent the 7-day yield for money market funds. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

D) EXPENSES The Fund is charged for those expenses that are directly attributable to the Fund. Expenses incurred which do not specifically relate to the Fund are allocated among all funds in the Trust in proportion to each fund’s relative net assets. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.

E) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid quarterly.

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Fund may periodically make reclassifications among certain capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, expired capital loss carryforwards, and gain or loss on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values per share of the Fund. At March 31, 2015, the Fund did not have any such reclassifications.

NORTHERN FUNDS SEMIANNUAL REPORT	9	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS continued

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Fund for the four month period ended March 31, 2012. Consequently, capital losses incurred by the Fund in taxable years beginning with the taxable period ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Fund in taxable years beginning before the taxable period ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable period ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Fund’s ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had approximately $3,511,000 of capital loss carryforwards that were utilized during the fiscal year ended March 31, 2015.

At March 31, 2015, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS
Global Tactical Asset Allocation	$202	$920	$3,928

*	Ordinary income includes short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2015, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Tactical Asset Allocation	$1,406	$574

*	Ordinary income includes short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2014, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Tactical Asset Allocation	$1,367	$ —

*	Ordinary income includes short-term capital gains, if any.

As of March 31, 2015, the Fund had no uncertain tax positions that would require financial statement recognition or disclosure. The Fund’s federal tax returns filed for the four month period ended March 31, 2012, the fiscal year ended March 31, 2013 and the fiscal year ended March 31, 2014 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as Interest expense on the Statement of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together, “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, whom are beneficial owners of shares of the Fund. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.25 percent of the average daily net assets of the Fund beneficially owned by their customers. Service Plan expenses are included in the Statement of Operations under Shareholder servicing fees for the six months ended September 30, 2015. There were no shareholder servicing fees paid to Northern Trust or its affiliates during the six months ended September 30, 2015.

4. BANK BORROWINGS

The Trust entered into a $250,000,000 senior unsecured revolving credit facility on November 24, 2014, which is administered by JPMorgan Chase Bank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.08 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations. The Credit Facility expires on November 23, 2015.

At a meeting held on November 18-19, 2015, the Board approved an agreement with Citibank, N.A. that replaced the Credit Facility (the “New Credit Facility”). The New Credit Facility is in the

GLOBAL TACTICAL ASSET ALLOCATION FUND	10	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

SEPTEMBER 30, 2015 (UNAUDITED)

amount of $250,000,000. The interest rate charged under the New Credit Facility is the sum of (x) the Federal Funds Rate plus (y) if one month LIBOR on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (z) 1.00% per annum. In addition, there is an annual commitment fee of 0.10 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 23, 2015 and will expire on November 21, 2016, unless renewed.

At September 30, 2015, the Fund did not have any outstanding borrowings.

When utilized, the average dollar amount of the borrowings and the weighted average interest rate for the six months ended September 30, 2015, on these borrowings were:

Amounts in thousands	DOLLAR AMOUNT	RATE
Global Tactical Asset Allocation	$300	1.19%

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory (asset allocation) and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate set forth in the table below (expressed as a percentage of the Fund’s average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board of Trustees of the Trust, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statement of Operations, to adhere to the expense limitations set forth below. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statement of Operations.

At September 30, 2015, the annual management fees and contractual expense limitations expressed as a percentage of average daily net assets of the Fund were as follows:

	CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Global Tactical Asset Allocation	0.23%	0.25%

The contractual reimbursement arrangement described in the first table above is expected to continue until at least July 31, 2016. The contractual reimbursement arrangement will continue automatically for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to the Fund if it determines that it is in the best interest of the Fund and its shareholders.

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets outstanding for the Fund.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Fund. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Fund has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. Custodian credits, if any, are reflected as Less custodian credits in the Fund’s Statement of Operations.

Northern Funds Distributors, LLC, the distributor for the Fund, received no compensation from the Fund under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Fund. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Diversified Assets Portfolio of Northern Institutional Funds and/or the Fund and/or, at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income,

NORTHERN FUNDS SEMIANNUAL REPORT	11	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS continued

gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. INVESTMENT IN NORTHERN INSTITUTIONAL FUNDS-DIVERSIFIED ASSETS PORTFOLIO

The Fund currently invests uninvested cash in the Diversified Assets Portfolio (the “Portfolio”), a series of Northern Institutional Funds, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission. The exemptive order requires the Fund’s Board, including a majority of the independent Trustees, to consider and evaluate the advisory fees and services provided to the Fund by NTI as a result of uninvested cash being invested in the Portfolio. The Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the Portfolio pays to NTI and/or its affiliates. Currently, the Total Annual Portfolio Operating Expenses After Expense Reimbursement as reflected in the Portfolio’s prospectus, which includes, management, transfer agent and custody fees, payable to NTI and/or its affiliates on any assets invested in the Diversified Assets Portfolio is 0.35 percent of average daily net assets. However, pursuant to the exemptive order, to the extent of any duplicative advisory fees and services, NTI will reimburse the Fund for a portion of the management fees attributable to advisory services otherwise payable by the Fund on any assets invested in the Portfolio. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statement of Operations. This reimbursement’s impact on the Fund’s net expense and net investment income ratios is included in the Fund’s Financial Highlights.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2015, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

	PURCHASES	SALES
Amounts in thousands	OTHER	OTHER
Global Tactical Asset Allocation	$8,322	$9,293

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

At September 30, 2015, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION		NET APPRECIATION (DEPRECIATION)	COST BASIS OF SECURITIES
Global Tactical Asset Allocation	$2,189		$(3,566)	$(1,377)	$73,953

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2015, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE/ (DECREASE) IN SHARES	NET INCREASE/ (DECREASE) IN NET ASSETS
Shares	396	$4,813	53	$633	(575)	$(6,923)	(126)	$(1,477)

Transactions in capital shares for the fiscal year ended March 31, 2015, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENT OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE/ (DECREASE) IN SHARES	NET INCREASE/ (DECREASE) IN NET ASSETS
Shares	1,635	$20,085	138	$1,688	(1,959)	$(24,165)	(186)	$(2,392)

GLOBAL TACTICAL ASSET ALLOCATION FUND	12	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

SEPTEMBER 30, 2015 (UNAUDITED)

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2015, were as follows:

Amounts in thousands	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	$3,176	$—	$193	$(14)	$(12)	$6	$2,957
FlexShares International Quality Dividend Index Fund	6,318	2,049	343	(997)	9	190	7,036
FlexShares Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund	3,176	927	238	(294)	(7)	—	3,564
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	3,254	248	935	(381)	(10)	—	2,176
FlexShares Morningstar Global Upstream Natural Resources Index Fund	1,552	70	728	(37)	(159)	—	698
FlexShares Morningstar U.S. Market Factor Tilt Index Fund	12,547	623	1,503	(1,137)	136	—	10,666
FlexShares Quality Dividend Index Fund	12,484	478	1,204	(1,080)	27	159	10,705
FlexShares STOXX Global Broad Infrastructure Index Fund	2,333	51	—	(201)	—	32	2,183
Northern Funds — Bond Index Fund	21,189	3,563	3,753	(255)	(95)	280	20,649
Northern Funds — Global Real Estate Index Fund	2,383	115	—	(264)	—	51	2,234
Northern Funds — High Yield Fixed Income Fund	10,170	200	397	(613)	(43)	294	9,317
Northern Institutional Funds — Diversified Assets Portfolio	768	8,083	8,460	—	—	—	391
	$79,350	$16,407	$17,754	$(5,273)	$(154)	$1,012	$72,576

10. DERIVATIVE INSTRUMENTS

Information concerning the types of derivatives in which the Fund invests, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statement of Assets and Liabilities as of September 30, 2015:

		ASSETS		LIABILITIES
Amounts in thousands	CONTRACT TYPE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE	STATEMENT OF ASSETS AND LIABILITIES LOCATION	VALUE
Global Tactical Asset Allocation	Foreign exchange contracts	Unrealized gain on forward foreign currency exchange contracts	$78	Unrealized loss on forward foreign currency exchange contracts	$(1)

The Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis.

NORTHERN FUNDS SEMIANNUAL REPORT	13	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS continued

As of September 30, 2015, gross amounts of assets and liabilities for forward foreign exchange contracts not offset in the Statement of Assets and Liabilities, related collateral and net amounts after taking into account netting agreements, by counterparty, are as follows:

		GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT
Global Tactical Asset Allocation	Citibank	$39	$(1)	$—	$38
	Morgan Stanley	39	—	—	39
	Total	$78	$(1)	$—	$77

		GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT
Global Tactical Asset Allocation	Citibank	$(1)	$1	$—	$—
	Total	$(1)	$1	$—	$—

The following tables set forth by primary risk exposure the Fund’s realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2015:

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Global Tactical Asset Allocation	Foreign exchange contracts	Net realized gains (losses) on foreign currency transactions	$23

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENT OF OPERATIONS LOCATION	VALUE
Global Tactical Asset Allocation	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on foreign currency translations	$77

Volume of derivative activity for the six months ended September 30, 2015*:

	FOREIGN CURRENCY EXCHANGE CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Global Tactical Asset Allocation	12	$1,332

*	Activity during the period is measured by number of trades during the period and average notional amount forward foreign currency exchange contracts.

**	Amounts in thousands.

11. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. The maximum exposure to the Fund under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements were issued. There are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

GLOBAL TACTICAL ASSET ALLOCATION FUND	14	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

FUND EXPENSES	SEPTEMBER 30, 2015 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, if any, and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2015 through September 30, 2015.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid 4/1/15 - 9/30/15” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The information does not reflect reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds which may result in different expense ratios in the Financial Highlights.

GLOBAL TACTICAL ASSET ALLOCATION

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2015	ENDING ACCOUNT VALUE 9/30/2015	EXPENSES PAID* 4/1/2015 - 9/30/2015
Actual	0.26%	$1,000.00	$943.50	$1.27
Hypothetical**	0.26%	$1,000.00	$1,023.76	$1.32

*	Expenses are calculated using the Fund’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2015. Expenses are calculated by multiplying the annualized expense ratio by the average account value of the period; then multiplying the result by the number of days in the most recent fiscal half year (183); and then dividing that result by the number of days in the current fiscal year (365).

**	Hypothetical expenses are based on the Fund’s actual annualized expense ratios and an assumed rate of return of 5 percent per year before expenses.

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GLOBAL TACTICAL ASSET ALLOCATION FUND

APPROVAL OF MANAGEMENT AGREEMENT

The Board of Trustees oversees the management of Northern Funds (the “Trust”), and reviews the investment performance and expenses of the Global Tactical Asset Allocation Fund (the “Fund”) at regularly scheduled meetings held during the Fund’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Fund with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to the Fund by the Board of Trustees, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 20-21, 2015 (the “Annual Contract Meeting”).

In advance of the Annual Contract Meeting, the Trustees received and considered a variety of information relating to the Management Agreement and Northern. The Trustees received written materials and verbal presentations relating to the Management Agreement in preparation for their consideration of the Management Agreement, as well as reports from the Trust’s Governance Committee, which reviewed certain information pertinent to the Management Agreement at its meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement at the Annual Contract Meeting, the Trustees took into account their knowledge, resulting from their meetings and other interactions throughout the year and past years, of Northern, its services and the Fund. The Trustees noted that the evaluation process with respect to Northern is an ongoing one. In this regard, the Trustees received materials and information relating to Northern’s investment management services both in meetings specifically dedicated to the review of the Management Agreement and in other meetings held during the year. These materials included: (i) information on the investment performance of the Fund in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and cyber-security program; (iv) fees charged to and expenses borne by the Fund; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Fund; and (vii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Fund by Northern’s affiliates.

The Trustees reviewed, among other things, information specifically relating to: (i) the terms of the Management Agreement; (ii) the Fund’s investment performance over different time periods in comparison to the investment performance of a mutual fund peer group and categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual management fees and the total expenses (after reimbursements) borne by the Fund in comparison to those borne by mutual fund peer groups and categories selected by Lipper; (iv) the management fee charged to the Fund compared to the management fees charged by Northern to Northern’s other comparable institutional accounts, if any; (v) Northern’s staffing for the Fund and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Fund; (viii) the fees paid by the Fund to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Fund. The Trustees also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for the Fund, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Quality and Extent of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and the administrative and other non-advisory services that are provided to the Fund by Northern and its affiliates. These services include acting as the Fund’s administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Fund and the Trust. It was noted that the Management Agreement encompasses both the advisory and administrative functions being rendered by Northern. The Trustees considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Fund. They noted

GLOBAL TACTICAL ASSET ALLOCATION FUND	16	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

SEPTEMBER 30, 2015 (UNAUDITED)

Northern’s enhancements to technology during the year including enhancements to cyber-security controls, and those planned for the coming year. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes. The Trustees also received information regarding the cyber-security program of Northern and its affiliates. The Trustees also reviewed the compliance and administrative services provided to the Fund by Northern, including its oversight of the Fund’s day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from Northern regarding the Fund’s compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the high quality of Northern’s compliance oversight program with respect to all of the Fund’s service providers and the continued active involvement of internal audit in reviewing operations related to the Fund. The Trustees also took into account that the scope of services provided by Northern, and of the undertakings required of Northern in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, had expanded over time as a result of regulatory, market and other developments.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior and investment personnel. The Trustees also considered Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which encourages investment in the Fund, as well as the consistency of Northern personnel and investment approach with respect to the Fund. The Trustees also noted Northern’s and its affiliates’ strong financial position, stability and willingness to support the Fund. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Fund and was able to continue to provide quality services to the Fund.

Performance

The Trustees considered the investment performance of the Fund. They first considered whether the Fund had operated within its investment objective, as well as its compliance with its investment restrictions and exemptive order conditions. The Trustees noted the Fund’s structure as a “fund of funds.” The Trustees received information on the Fund’s investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Fund to the performance of other Securities and Exchange Commission (“SEC”) registered funds and to rankings issued by Lipper. The Trustees were provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its peer groups and peer universes. The Trustees also reviewed the Fund’s investment performance relative to its performance benchmarks. They focused primarily on performance since April 2008, which is when the Fund changed its investment objective and strategies to become a “fund of funds.” Among other performance data considered, the Trustees noted that the Fund underperformed its Lipper performance universe average for the one-, three- and five-year periods ended January 31, 2015. They also noted that the Fund underperformed against its blended benchmark for the one-, three-, and five-year periods ended March 31, 2015. The Trustees took into account management’s discussion of the Fund’s performance relative to its peers, including its plans to address any underperformance, as well as the differences in the Fund’s investment strategy from those of the funds in the peer group in which it was placed by Lipper. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Fund and processes to address performance issues, if any. The Trustees determined, based on the information received, that Northern was appropriately monitoring the Fund and that it was taking appropriate steps to address the Fund’s performance.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Fund’s contractual management fee rate and net management fees paid by the Fund after taking into account any expense reimbursements; the Fund’s total operating expense ratio; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Fund; its plans to provide additional reimbursements to keep the Fund within its expense cap; and whether a consistent methodology was in place in determining the fees and expenses of the Fund. The Trustees also considered that Northern was rebating back to the Fund all of the advisory fees that were received by it from the applicable Northern affiliated money market fund into which the Fund sweeps uninvested cash in compliance with the Fund’s exemptive order. The Trustees also noted certain actions taken by Northern over the years to reduce Fund expenses, including a reduction in the transfer agency fee and elimination of the fund accounting fee for the Fund, as a part of the restructuring of advisory and administrative fees in 2014. The Trustees reviewed information on the fee rates paid by the Fund under the Management Agreement and the Fund’s total operating expense ratio compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Lipper. In comparing the Fund’s contractual and net management fees to those of comparable funds, the Trustees noted that such fees include both advisory and administrative costs. The Trustees considered that the contractual management fee rate was above its Lipper peer group median and that its net management fee was below its Lipper peer group median. They also considered that the Fund’s total expense ratio after reimbursement of expenses was below its Lipper peer objective median. The Trustees also noted that Northern had waived and/or reimbursed management fees for

NORTHERN FUNDS SEMIANNUAL REPORT	17	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

APPROVAL OF MANAGEMENT AGREEMENT continued

the Fund and did not manage private institutional accounts similarly managed to the Fund. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Fund.

Based upon the information provided to them from Northern, the Trustees, including a majority of the Independent Trustees, determined that the services provided under the Management Agreement by Northern were in addition to, rather than duplicative of, services that Northern provided to the affiliated underlying funds in which the Fund invested.

In addition, the Trustees considered the amount of assets in the Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship with the Fund and on an overall basis with other funds in the Trust and the Northern Institutional Funds and both before and after distribution and certain non-distribution costs, such as shareholder servicing fees. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective and not audited. In addition to considering actual profitability information, the Trustees also considered pro-forma profitability information for the prior year that reflected the change in management fee structure. The Trustees also noted that Northern provides administrative services under the Management Agreement and that affiliates of Northern serve as sub-administrator, custodian and transfer agent of the Fund. The Trustees also noted that Northern pays the Fund’s sub-administrative fees from the management fee. The Trustees also reviewed information with respect to Northern’s profitability compared to other publicly-traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s fee waivers and expense reimbursements during the year to maintain the Fund’s expense ratio below the Lipper peer group median. The Trustees also took into account the high quality of the services received by the Fund from Northern, as well as the type of fund. The Trustees also noted the reduction in the transfer agency fee paid to the Fund’s transfer agent, an affiliate of Northern, as well as the elimination of the fund accounting fee for the Fund. The Trustees also considered that Northern should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

Economies of Scale

The Trustees considered whether Northern had passed, and was likely to continue to pass, benefits from its economies of scale to shareholders. In this regard, the Trustees took into account management’s discussion of the Fund’s management fee structure and considered Northern’s view that the Fund is sharing in economies of scale through the level at which the Fund’s management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Fund to specific levels. The Trustees noted the recent change to the management fee structure. In addition, the Trustees considered that the Fund’s management fee is subject to breakpoints, thus ensuring that as the Fund’s assets grow, its shareholders will receive reduced fee rates. The Trustees also noted that although the Fund was not currently at the specified asset levels at which a breakpoint to its management fee would be triggered, the Fund’s net management fees were below the median of its expense peer group and that total expenses of the Fund after reimbursement of expenses were below the median of its expense peer group.

The Trustees determined that the Fund’s current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Fund. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions, as well as the fees for these and other services received from the affiliated mutual funds in which the Fund invests. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company or its affiliates. The Trustees also considered the extent to which Northern and its other clients, as well as the Fund, benefited from receipt of the research products and services generated by the Trust’s equity investment portfolios. The Trustees also noted the benefits to Northern and its affiliates from the ability to leverage resources over a larger asset base.

After deliberation, the Trustees concluded with respect to the Fund that the management fees paid by the Fund was reasonable in light of the services provided by Northern, its costs and the Fund’s asset levels, and other factors including those discussed above and that renewal of the Management Agreement would be in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees, voting separately, approved the Management Agreement for an additional one-year term.

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GLOBAL TACTICAL ASSET ALLOCATION FUND

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	19	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s web site at www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at www.northernfunds.com or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

GLOBAL TACTICAL ASSET ALLOCATION FUND	20	NORTHERN FUNDS SEMIANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

3

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date: December 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund, President
(Principal Executive Officer)

Date: December 3, 2015

By	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: December 3, 2015

5